UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

30 Hudson Street, 16th Floor,

Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

  Date of reporting period: January 31, 2024

Item 1. Reports to Stockholders

This filing is on behalf of fifty-three of the sixty-one Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

JANUARY 31, 2024

SunAmerica Series Trust

ANNUAL REPORT JANUARY 31, 2024

SunAmerica Series Trust

ANNUAL REPORT JANUARY 31, 2024

SunAmerica Series Trust

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor:

We are pleased to present our annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our affiliated life insurance companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2024. The report may also contain information on portfolios not currently available in your variable product.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1⁄2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

SunAmerica Series Trust

SHAREHOLDER LETTER

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

The portfolio operating expenses for a fund-of-funds are typically higher than those of a traditional portfolio because you pay the expenses of that portfolio and indirectly pay a proportionate share of the expenses of the underlying portfolios.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SunAmerica Series Trust

EXPENSE EXAMPLE — January 31, 2024 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees, or service (12b-1) fees, and other expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at August 1, 2023 and held until January 31, 2024. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended January 31, 2024” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended January 31, 2024” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended January 31, 2024” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended January 31, 2024” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended January 31, 2024” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SunAmerica Series Trust

EXPENSE EXAMPLE — January 31, 2024 (unaudited) — (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2023	Ending Account Value Using Actual Return at January 31, 2024	Expenses Paid During the Six Months Ended January 31, 2024*	Beginning Account Value at August 1, 2023	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2024	Expenses Paid During the Six Months Ended January 31, 2024*	Annualized Expense Ratio*
SA AB Growth
Class 1	$1,000.00	$1,114.19	$3.36	$1,000.00	$1,022.03	$3.21	0.63%
Class 2	$1,000.00	$1,113.27	$4.15	$1,000.00	$1,021.27	$3.97	0.78%
Class 3	$1,000.00	$1,112.67	$4.69	$1,000.00	$1,020.77	$4.48	0.88%
SA AB Small & Mid Cap Value #
Class 1	$1,000.00	$1,018.80	$4.68	$1,000.00	$1,020.57	$4.69	0.92%
Class 2	$1,000.00	$1,018.42	$5.44	$1,000.00	$1,019.81	$5.45	1.07%
Class 3	$1,000.00	$1,017.56	$5.95	$1,000.00	$1,019.31	$5.96	1.17%
SA BlackRock Muti-Factor 70/30 #
Class 1	$1,000.00	$1,054.37	$1.71	$1,000.00	$1,023.54	$1.68	0.33%
Class 3	$1,000.00	$1,053.04	$3.00	$1,000.00	$1,022.28	$2.96	0.58%
SA BlackRock VCP Global Multi Asset #
Class 1	$1,000.00	$1,030.14	$4.66	$1,000.00	$1,020.62	$4.63	0.91%
Class 3	$1,000.00	$1,028.45	$5.93	$1,000.00	$1,019.36	$5.90	1.16%
SA DFA Ultra Short Bond
Class 1	$1,000.00	$1,025.31	$2.60	$1,000.00	$1,022.63	$2.60	0.51%
Class 2	$1,000.00	$1,025.80	$3.37	$1,000.00	$1,021.88	$3.36	0.66%
Class 3	$1,000.00	$1,024.37	$3.88	$1,000.00	$1,021.37	$3.87	0.76%
SA Emerging Markets Equity Index #
Class 1	$1,000.00	$929.58	$2.82	$1,000.00	$1,022.28	$2.96	0.58%
Class 3	$1,000.00	$928.43	$4.03	$1,000.00	$1,021.02	$4.23	0.83%
SA Federated Hermes Corporate Bond
Class 1	$1,000.00	$1,042.17	$2.83	$1,000.00	$1,022.43	$2.80	0.55%
Class 2	$1,000.00	$1,041.99	$3.60	$1,000.00	$1,021.68	$3.57	0.70%
Class 3	$1,000.00	$1,041.64	$4.12	$1,000.00	$1,021.17	$4.08	0.80%
SA Fidelity Institutional AM® International Growth
Class 1	$1,000.00	$1,079.52	$4.61	$1,000.00	$1,020.77	$4.48	0.88%
Class 3	$1,000.00	$1,077.69	$5.92	$1,000.00	$1,019.51	$5.75	1.13%
SA Fidelity Institutional AM® Real Estate
Class 1	$1,000.00	$1,002.15	$4.24	$1,000.00	$1,020.97	$4.28	0.84%
Class 2	$1,000.00	$1,000.87	$4.99	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$1,000.74	$5.50	$1,000.00	$1,019.71	$5.55	1.09%
SA Fixed Income Index #
Class 1	$1,000.00	$1,032.16	$1.74	$1,000.00	$1,023.49	$1.73	0.34%
Class 3	$1,000.00	$1,030.06	$3.02	$1,000.00	$1,022.23	$3.01	0.59%
SA Fixed Income Intermediate Index #
Class 1	$1,000.00	$1,033.79	$1.74	$1,000.00	$1,023.49	$1.73	0.34%
Class 3	$1,000.00	$1,032.85	$3.02	$1,000.00	$1,022.23	$3.01	0.59%
SA Franklin BW U.S. Large Cap Value #
Class 1	$1,000.00	$1,043.58	$3.61	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,043.18	$4.38	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,042.28	$4.89	$1,000.00	$1,020.42	$4.84	0.95%
SA Franklin Small Company Value #
Class 1	$1,000.00	$994.25	$4.73	$1,000.00	$1,020.47	$4.79	0.94%
Class 3	$1,000.00	$993.04	$5.98	$1,000.00	$1,019.21	$6.06	1.19%
SA Franklin Systematic U.S. Large Cap Core
Class 1	$1,000.00	$1,080.84	$3.09	$1,000.00	$1,022.23	$3.01	0.59%
Class 3	$1,000.00	$1,079.81	$4.40	$1,000.00	$1,020.97	$4.28	0.84%
SA Franklin Systematic U.S. Large Cap Value
Class 1	$1,000.00	$1,026.88	$3.32	$1,000.00	$1,021.93	$3.31	0.65%
Class 2	$1,000.00	$1,026.10	$4.09	$1,000.00	$1,021.17	$4.08	0.80%
Class 3	$1,000.00	$1,025.56	$4.59	$1,000.00	$1,020.67	$4.58	0.90%

4

SunAmerica Series Trust

EXPENSE EXAMPLE — January 31, 2024 (unaudited) — (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2023	Ending Account Value Using Actual Return at January 31, 2024	Expenses Paid During the Six Months Ended January 31, 2024*	Beginning Account Value at August 1, 2023	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2024	Expenses Paid During the Six Months Ended January 31, 2024*	Annualized Expense Ratio*
SA Franklin Tactical Opportunities #
Class 1	$1,000.00	$1,054.80	$4.20	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$1,052.49	$5.48	$1,000.00	$1,019.86	$5.40	1.06%
SA Global Index Allocation 60/40 #
Class 1	$1,000.00	$1,030.99	$0.92	$1,000.00	$1,024.30	$0.92	0.18%
Class 3	$1,000.00	$1,029.75	$2.20	$1,000.00	$1,023.04	$2.19	0.43%
SA Global Index Allocation 75/25 #
Class 1	$1,000.00	$1,028.42	$0.92	$1,000.00	$1,024.30	$0.92	0.18%
Class 3	$1,000.00	$1,027.20	$2.20	$1,000.00	$1,023.04	$2.19	0.43%
SA Global Index Allocation 90/10
Class 1	$1,000.00	$1,028.32	$0.66	$1,000.00	$1,024.55	$0.66	0.13%
Class 3	$1,000.00	$1,026.62	$1.94	$1,000.00	$1,023.29	$1.94	0.38%
SA Goldman Sachs Global Bond
Class 1	$1,000.00	$1,016.34	$4.57	$1,000.00	$1,020.67	$4.58	0.90%
Class 2	$1,000.00	$1,016.56	$5.34	$1,000.00	$1,019.91	$5.35	1.05%
Class 3	$1,000.00	$1,014.54	$5.84	$1,000.00	$1,019.41	$5.85	1.15%
SA Goldman Sachs Multi-Asset Insights #
Class 1	$1,000.00	$1,046.17	$4.38	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,045.06	$5.67	$1,000.00	$1,019.66	$5.60	1.10%
SA Index Allocation 60/40
Class 1	$1,000.00	$1,039.56	$0.72	$1,000.00	$1,024.50	$0.71	0.14%
Class 3	$1,000.00	$1,037.91	$2.00	$1,000.00	$1,023.24	$1.99	0.39%
SA Index Allocation 80/20
Class 1	$1,000.00	$1,040.04	$0.67	$1,000.00	$1,024.55	$0.66	0.13%
Class 3	$1,000.00	$1,039.09	$1.95	$1,000.00	$1,023.29	$1.94	0.38%
SA Index Allocation 90/10
Class 1	$1,000.00	$1,041.83	$0.57	$1,000.00	$1,024.65	$0.56	0.11%
Class 3	$1,000.00	$1,039.46	$1.85	$1,000.00	$1,023.39	$1.84	0.36%
SA International Index
Class 1	$1,000.00	$1,021.45	$2.50	$1,000.00	$1,022.74	$2.50	0.49%
Class 3	$1,000.00	$1,020.45	$3.77	$1,000.00	$1,021.48	$3.77	0.74%
SA Invesco Growth Opportunities
Class 1	$1,000.00	$996.76	$4.08	$1,000.00	$1,021.12	$4.13	0.81%
Class 2	$1,000.00	$994.62	$4.83	$1,000.00	$1,020.37	$4.89	0.96%
Class 3	$1,000.00	$996.17	$5.33	$1,000.00	$1,019.86	$5.40	1.06%
SA Janus Focused Growth #
Class 1	$1,000.00	$1,097.47	$4.18	$1,000.00	$1,021.22	$4.02	0.79%
Class 2	$1,000.00	$1,096.35	$4.97	$1,000.00	$1,020.47	$4.79	0.94%
Class 3	$1,000.00	$1,095.11	$5.49	$1,000.00	$1,019.96	$5.30	1.04%
SA JPMorgan Diversified Balanced #
Class 1	$1,000.00	$1,052.16	$3.62	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,051.87	$4.40	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,051.24	$4.91	$1,000.00	$1,020.42	$4.84	0.95%
SA JPMorgan Emerging Markets #
Class 1	$1,000.00	$938.80	$5.72	$1,000.00	$1,019.31	$5.96	1.17%
Class 2	$1,000.00	$938.13	$6.45	$1,000.00	$1,018.55	$6.72	1.32%
Class 3	$1,000.00	$937.84	$6.94	$1,000.00	$1,018.05	$7.22	1.42%
SA JPMorgan Equity-Income
Class 1	$1,000.00	$1,016.15	$2.95	$1,000.00	$1,022.28	$2.96	0.58%
Class 2	$1,000.00	$1,015.14	$3.71	$1,000.00	$1,021.53	$3.72	0.73%
Class 3	$1,000.00	$1,014.82	$4.22	$1,000.00	$1,021.02	$4.23	0.83%
SA JPMorgan Global Equities
Class 1	$1,000.00	$1,065.32	$4.32	$1,000.00	$1,021.02	$4.23	0.83%
Class 2	$1,000.00	$1,064.85	$5.10	$1,000.00	$1,020.27	$4.99	0.98%
Class 3	$1,000.00	$1,064.19	$5.62	$1,000.00	$1,019.76	$5.50	1.08%
SA JPMorgan Large Cap Core @#
Class 1	$1,000.00	$1,066.45	$4.01	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$1,065.83	$4.79	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$1,064.84	$5.31	$1,000.00	$1,020.06	$5.19	1.02%

5

SunAmerica Series Trust

EXPENSE EXAMPLE — January 31, 2024 (unaudited) — (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2023	Ending Account Value Using Actual Return at January 31, 2024	Expenses Paid During the Six Months Ended January 31, 2024*	Beginning Account Value at August 1, 2023	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2024	Expenses Paid During the Six Months Ended January 31, 2024*	Annualized Expense Ratio*
SA JPMorgan MFS Core Bond #
Class 1	$1,000.00	$1,035.19	$2.77	$1,000.00	$1,022.48	$2.75	0.54%
Class 2	$1,000.00	$1,034.83	$3.54	$1,000.00	$1,021.73	$3.52	0.69%
Class 3	$1,000.00	$1,034.07	$4.05	$1,000.00	$1,021.22	$4.02	0.79%
SA JPMorgan Mid-Cap Growth #
Class 1	$1,000.00	$1,042.94	$4.07	$1,000.00	$1,021.22	$4.02	0.79%
Class 2	$1,000.00	$1,042.00	$4.84	$1,000.00	$1,020.47	$4.79	0.94%
Class 3	$1,000.00	$1,041.52	$5.35	$1,000.00	$1,019.96	$5.30	1.04%
SA Large Cap Growth Index #
Class 1	$1,000.00	$1,068.95	$1.83	$1,000.00	$1,023.44	$1.79	0.35%
Class 3	$1,000.00	$1,067.47	$3.13	$1,000.00	$1,022.18	$3.06	0.60%
SA Large Cap Index #
Class 1	$1,000.00	$1,062.61	$1.40	$1,000.00	$1,023.84	$1.38	0.27%
Class 3	$1,000.00	$1,061.25	$2.70	$1,000.00	$1,022.58	$2.65	0.52%
SA Large Cap Value Index #
Class 1	$1,000.00	$1,054.27	$1.81	$1,000.00	$1,023.44	$1.79	0.35%
Class 3	$1,000.00	$1,053.38	$3.11	$1,000.00	$1,022.18	$3.06	0.60%
SA MFS Blue Chip Growth
Class 1	$1,000.00	$1,100.75	$3.71	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,100.14	$4.50	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,100.06	$5.03	$1,000.00	$1,020.42	$4.84	0.95%
SA MFS Massachusetts Investors Trust #
Class 1	$1,000.00	$1,055.76	$3.52	$1,000.00	$1,021.78	$3.47	0.68%
Class 2	$1,000.00	$1,054.73	$4.30	$1,000.00	$1,021.02	$4.23	0.83%
Class 3	$1,000.00	$1,054.61	$4.82	$1,000.00	$1,020.52	$4.74	0.93%
SA MFS Total Return
Class 1	$1,000.00	$1,026.25	$3.63	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$1,025.45	$4.39	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,025.25	$4.90	$1,000.00	$1,020.37	$4.89	0.96%
SA Mid Cap Index
Class 1	$1,000.00	$1,007.72	$1.87	$1,000.00	$1,023.34	$1.89	0.37%
Class 3	$1,000.00	$1,006.40	$3.14	$1,000.00	$1,022.08	$3.16	0.62%
SA Morgan Stanley International Equities #
Class 1	$1,000.00	$993.35	$4.32	$1,000.00	$1,020.87	$4.38	0.86%
Class 2	$1,000.00	$991.60	$5.07	$1,000.00	$1,020.11	$5.14	1.01%
Class 3	$1,000.00	$991.55	$5.57	$1,000.00	$1,019.61	$5.65	1.11%
SA PIMCO RAE International Value #
Class 1	$1,000.00	$1,012.58	$4.06	$1,000.00	$1,021.17	$4.08	0.80%
Class 2	$1,000.00	$1,012.29	$4.82	$1,000.00	$1,020.42	$4.84	0.95%
Class 3	$1,000.00	$1,011.80	$5.32	$1,000.00	$1,019.91	$5.35	1.05%
SA PIMCO VCP Tactical Balanced
Class 1	$1,000.00	$1,024.69	$4.75	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$1,023.94	$6.02	$1,000.00	$1,019.26	$6.01	1.18%
SA PineBridge High-Yield Bond
Class 1	$1,000.00	$1,081.68	$3.78	$1,000.00	$1,021.58	$3.67	0.72%
Class 2	$1,000.00	$1,079.79	$4.56	$1,000.00	$1,020.82	$4.43	0.87%
Class 3	$1,000.00	$1,079.32	$5.08	$1,000.00	$1,020.32	$4.94	0.97%
SA Putnam International Growth and Income #
Class 1	$1,000.00	$1,009.74	$4.86	$1,000.00	$1,020.37	$4.89	0.96%
Class 2	$1,000.00	$1,008.98	$5.62	$1,000.00	$1,019.61	$5.65	1.11%
Class 3	$1,000.00	$1,008.70	$6.13	$1,000.00	$1,019.11	$6.16	1.21%
SA Schroders VCP Global Allocation #
Class 1	$1,000.00	$1,049.04	$4.65	$1,000.00	$1,020.67	$4.58	0.90%
Class 3	$1,000.00	$1,048.25	$5.94	$1,000.00	$1,019.41	$5.85	1.15%

6

SunAmerica Series Trust

EXPENSE EXAMPLE — January 31, 2024 (unaudited) — (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2023	Ending Account Value Using Actual Return at January 31, 2024	Expenses Paid During the Six Months Ended January 31, 2024*	Beginning Account Value at August 1, 2023	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2024	Expenses Paid During the Six Months Ended January 31, 2024*	Annualized Expense Ratio*
SA Small Cap Index #
Class 1	$1,000.00	$976.09	$2.14	$1,000.00	$1,023.04	$2.19	0.43%
Class 3	$1,000.00	$974.58	$3.38	$1,000.00	$1,021.78	$3.47	0.68%
SA T. Rowe Price Asset Allocation Growth #
Class 1	$1,000.00	$1,049.17	$3.87	$1,000.00	$1,021.42	$3.82	0.75%
Class 3	$1,000.00	$1,047.60	$5.16	$1,000.00	$1,020.16	$5.09	1.00%
SA T. Rowe Price VCP Balanced
Class 1	$1,000.00	$1,044.47	$4.17	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$1,042.57	$5.46	$1,000.00	$1,019.86	$5.40	1.06%
SA VCP Dynamic Allocation #
Class 1	$1,000.00	$1,038.28	$1.28	$1,000.00	$1,023.95	$1.28	0.25%
Class 3	$1,000.00	$1,036.97	$2.57	$1,000.00	$1,022.68	$2.55	0.50%
SA VCP Dynamic Strategy #
Class 1	$1,000.00	$1,034.16	$1.33	$1,000.00	$1,023.89	$1.33	0.26%
Class 3	$1,000.00	$1,032.56	$2.61	$1,000.00	$1,022.63	$2.60	0.51%
SA VCP Index Allocation
Class 1	$1,000.00	$1,038.95	$1.23	$1,000.00	$1,024.00	$1.22	0.24%
Class 3	$1,000.00	$1,038.09	$2.52	$1,000.00	$1,022.74	$2.50	0.49%

@	See Note 1 in Notes to Financial Statements
*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2024” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2024” and the “Annualized Expense Ratio” would have been lower.

7

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Software	20.0%
Internet	15.4
Semiconductors	10.0
Retail	8.0
Healthcare-Products	6.9
Healthcare-Services	4.8
Diversified Financial Services	4.5
Pharmaceuticals	4.3
Biotechnology	3.6
Telecommunications	3.5
Beverages	3.1
Computers	3.0
Distribution/Wholesale	2.1
Chemicals	1.4
Machinery-Diversified	1.2
Apparel	1.1
Commercial Services	1.0
Electronics	1.0
Auto Manufacturers	0.7
Electrical Components & Equipment	0.6
Building Materials	0.5
96.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.7%
Apparel — 1.1%
NIKE, Inc., Class B	193,366	$ 19,632,450
Auto Manufacturers — 0.7%
Ferrari NV	35,384	12,240,033
Beverages — 3.1%
Monster Beverage Corp.†	989,488	54,441,630
Biotechnology — 3.6%
Genmab A/S ADR†	328,471	9,069,084
Vertex Pharmaceuticals, Inc.†	123,562	53,549,300
		62,618,384
Building Materials — 0.5%
Trex Co., Inc.†	105,300	8,579,844
Chemicals — 1.4%
Sherwin-Williams Co.	80,294	24,439,888
Commercial Services — 1.0%
Verisk Analytics, Inc.	69,549	16,798,170
Computers — 3.0%
Crowdstrike Holdings, Inc., Class A†	49,410	14,452,425
EPAM Systems, Inc.†	26,283	7,309,565
Fortinet, Inc.†	472,980	30,502,480
		52,264,470
Distribution/Wholesale — 2.1%
Copart, Inc.†	786,522	37,784,517
Diversified Financial Services — 4.5%
Visa, Inc., Class A	291,321	79,606,376
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	64,310	10,421,435
Electronics — 1.0%
Amphenol Corp., Class A	68,692	6,944,761
Mettler-Toledo International, Inc.†	8,176	9,788,226
		16,732,987
Healthcare-Products — 6.9%
ABIOMED, Inc. CVR†(1)	29,276	56,796
Align Technology, Inc.†	26,928	7,198,393
Edwards Lifesciences Corp.†	283,519	22,247,736
IDEXX Laboratories, Inc.†	59,142	30,462,861
Intuitive Surgical, Inc.†	136,090	51,471,960
Waters Corp.†	29,768	9,457,591
		120,895,337
Healthcare-Services — 4.8%
UnitedHealth Group, Inc.	163,305	83,569,701
Internet — 15.4%
Alphabet, Inc., Class C†	591,440	83,866,192
Amazon.com, Inc.†	577,784	89,672,077
Meta Platforms, Inc., Class A†	151,141	58,966,149
Netflix, Inc.†	66,210	37,349,723
		269,854,141
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 1.2%
Otis Worldwide Corp.	240,914	$ 21,306,434
Pharmaceuticals — 4.3%
Eli Lilly & Co.	64,703	41,772,904
Zoetis, Inc.	184,043	34,565,116
		76,338,020
Retail — 8.0%
Chipotle Mexican Grill, Inc.†	10,167	24,489,964
Costco Wholesale Corp.	76,852	53,402,918
Home Depot, Inc.	67,982	23,994,927
Lululemon Athletica, Inc.†	63,700	28,908,334
Tractor Supply Co.	44,765	10,054,219
		140,850,362
Semiconductors — 10.0%
ASML Holding NV	11,812	10,274,314
Broadcom, Inc.	12,468	14,712,240
Entegris, Inc.	60,275	7,094,367
NVIDIA Corp.	170,874	105,133,646
QUALCOMM, Inc.	260,898	38,745,962
		175,960,529
Software — 20.0%
Adobe, Inc.†	48,494	29,958,623
Autodesk, Inc.†	27,640	7,015,309
Cadence Design Systems, Inc.†	46,513	13,417,140
Manhattan Associates, Inc.†	52,441	12,720,089
Microsoft Corp.	421,693	167,656,703
MSCI, Inc.	24,457	14,640,449
Paycom Software, Inc.	60,829	11,572,109
Roper Technologies, Inc.	53,860	28,922,820
ServiceNow, Inc.†	21,180	16,211,172
Synopsys, Inc.†	24,435	13,032,407
Tyler Technologies, Inc.†	15,482	6,545,016
Veeva Systems, Inc., Class A†	141,505	29,349,552
		351,041,389
Telecommunications — 3.5%
Arista Networks, Inc.†	158,771	41,070,882
Motorola Solutions, Inc.	65,863	21,043,229
		62,114,111
TOTAL INVESTMENTS (cost $1,118,050,849)(2)	96.7%	1,697,490,208
Other assets less liabilities	3.3	57,158,876
NET ASSETS	100.0%	$1,754,649,084
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVR—Contingent Value Rights

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Healthcare-Products	$ 120,838,541	$—	$56,796	$ 120,895,337
Other Industries	1,576,594,871	—	—	1,576,594,871
Total Investments at Value	$1,697,433,412	$—	$56,796	$1,697,490,208
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Banks	10.5%
Commercial Services	6.5
REITS	5.8
Retail	5.7
Transportation	4.3
Engineering & Construction	4.2
Apparel	4.0
Insurance	3.5
Semiconductors	3.5
Diversified Financial Services	3.5
Healthcare-Products	3.1
Food	2.9
Electric	2.8
Machinery-Diversified	2.5
Home Builders	2.5
Healthcare-Services	2.4
Computers	2.3
Software	2.1
Oil & Gas	2.0
Auto Parts & Equipment	1.9
Internet	1.8
Building Materials	1.7
Electronics	1.7
Media	1.6
Mining	1.5
Real Estate	1.4
Environmental Control	1.3
Packaging & Containers	1.3
Hand/Machine Tools	1.3
Leisure Time	1.3
Chemicals	1.2
Machinery-Construction & Mining	1.2
Aerospace/Defense	1.1
Iron/Steel	1.1
Electrical Components & Equipment	1.0
Oil & Gas Services	1.0
Telecommunications	0.9
Airlines	0.9
99.3%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 1.1%
Spirit AeroSystems Holdings, Inc., Class A†	203,789	$ 5,596,046
Airlines — 0.9%
Alaska Air Group, Inc.†	125,330	4,490,574
Apparel — 4.0%
PVH Corp.	65,619	7,891,341
Ralph Lauren Corp.	44,443	6,385,126
Tapestry, Inc.	148,296	5,752,402
		20,028,869
Auto Parts & Equipment — 1.9%
Adient PLC†	43,406	1,506,622
Dana, Inc.	262,247	3,556,069
Goodyear Tire & Rubber Co.†	325,454	4,536,829
		9,599,520
Banks — 10.5%
BankUnited, Inc.	97,396	2,752,411
Comerica, Inc.	125,307	6,588,642
First BanCorp/Puerto Rico	394,536	6,580,861
First Citizens BancShares, Inc., Class A	5,384	8,129,840
First Hawaiian, Inc.	291,142	6,314,870
Texas Capital Bancshares, Inc.†	87,320	5,326,520
Webster Financial Corp.	94,669	4,684,222
Wintrust Financial Corp.	66,330	6,432,683
Zions Bancorp NA	122,034	5,113,225
		51,923,274
Building Materials — 1.7%
Builders FirstSource, Inc.†	49,356	8,574,618
Chemicals — 1.2%
Element Solutions, Inc.	275,481	6,123,943
Commercial Services — 6.5%
ABM Industries, Inc.	119,331	4,867,511
ADT, Inc.	839,355	5,480,988
AMN Healthcare Services, Inc.†	73,320	5,426,413
Herc Holdings, Inc.	47,730	7,039,698
Korn Ferry	52,550	3,083,109
Robert Half, Inc.	65,639	5,220,926
WillScot Mobile Mini Holdings Corp.†	22,300	1,054,790
		32,173,435
Computers — 2.3%
Lumentum Holdings, Inc.†	106,850	5,870,339
WNS Holdings, Ltd. ADR†	77,788	5,394,598
		11,264,937
Diversified Financial Services — 3.5%
Cboe Global Markets, Inc.	39,800	7,317,230
Moelis & Co., Class A	79,623	4,376,876
Stifel Financial Corp.	79,198	5,777,494
		17,471,600
Electric — 2.8%
CenterPoint Energy, Inc.	138,550	3,871,087
IDACORP, Inc.	49,949	4,624,279
Portland General Electric Co.	125,080	5,119,524
		13,614,890
Electrical Components & Equipment — 1.0%
Belden, Inc.	63,466	4,707,908
Security Description	Shares or Principal Amount	Value

Electronics — 1.7%
Avnet, Inc.	97,176	$ 4,402,073
Sensata Technologies Holding PLC	111,650	4,038,380
		8,440,453
Engineering & Construction — 4.2%
Dycom Industries, Inc.†	64,851	7,243,857
Fluor Corp.†	173,595	6,546,267
MasTec, Inc.†	107,742	7,075,417
		20,865,541
Environmental Control — 1.3%
Stericycle, Inc.†	131,084	6,292,032
Food — 2.9%
Hain Celestial Group, Inc.†	301,575	3,229,868
Lamb Weston Holdings, Inc.	50,540	5,177,318
Nomad Foods, Ltd.†	333,648	6,002,327
		14,409,513
Hand/Machine Tools — 1.3%
Regal Rexnord Corp.	46,914	6,261,142
Healthcare-Products — 3.1%
Avantor, Inc.†	231,185	5,314,943
Envista Holdings Corp.†	193,140	4,538,790
Integra LifeSciences Holdings Corp.†	139,774	5,611,926
		15,465,659
Healthcare-Services — 2.4%
Acadia Healthcare Co., Inc.†	49,492	4,065,273
Fortrea Holdings, Inc.†	148,545	4,598,953
Pediatrix Medical Group, Inc. †	322,692	3,020,397
		11,684,623
Home Builders — 2.5%
PulteGroup, Inc.	68,479	7,160,164
Taylor Morrison Home Corp.†	99,101	5,167,126
		12,327,290
Insurance — 3.5%
American Financial Group, Inc.	41,598	5,008,399
Everest Group, Ltd.	13,166	5,068,515
Hanover Insurance Group, Inc.	26,680	3,522,027
Kemper Corp.	65,535	3,932,100
		17,531,041
Internet — 1.8%
Criteo SA ADR†	165,269	4,285,425
Gen Digital, Inc.	205,395	4,822,675
		9,108,100
Iron/Steel — 1.1%
ATI, Inc.†	127,585	5,214,399
Leisure Time — 1.3%
Brunswick Corp.	76,480	6,170,406
Machinery-Construction & Mining — 1.2%
Oshkosh Corp.	52,320	5,760,432
Machinery-Diversified — 2.5%
Gates Industrial Corp. PLC†	420,280	5,413,206
Middleby Corp.†	50,042	7,059,425
		12,472,631
Media — 1.6%
Nexstar Media Group, Inc.	44,439	7,897,255

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 1.5%
Cameco Corp.	158,694	$ 7,577,639
Oil & Gas — 2.0%
HF Sinclair Corp.	77,704	4,389,499
Magnolia Oil & Gas Corp., Class A	269,453	5,556,121
		9,945,620
Oil & Gas Services — 1.0%
ChampionX Corp.	171,050	4,688,481
Packaging & Containers — 1.3%
Berry Global Group, Inc.	95,870	6,275,650
Real Estate — 1.4%
Jones Lang LaSalle, Inc.†	40,090	7,098,335
REITS — 5.8%
Apartment Income REIT Corp.	169,917	5,554,587
Broadstone Net Lease, Inc.	223,500	3,591,645
CubeSmart	82,658	3,572,479
First Industrial Realty Trust, Inc.	88,367	4,552,668
Ryman Hospitality Properties, Inc.	47,904	5,264,649
STAG Industrial, Inc.	164,965	6,093,807
		28,629,835
Retail — 5.7%
Bath & Body Works, Inc.	173,130	7,385,726
Dick's Sporting Goods, Inc.	49,880	7,435,612
Dine Brands Global, Inc.	82,177	3,833,557
Papa John's International, Inc.	64,556	4,743,575
Williams-Sonoma, Inc.	24,798	4,795,685
		28,194,155
Security Description	Shares or Principal Amount	Value

Semiconductors — 3.5%
Amkor Technology, Inc.	205,180	$ 6,495,999
FormFactor, Inc.†	125,860	4,879,592
Synaptics, Inc.†	57,411	6,132,069
		17,507,660
Software — 2.1%
ACI Worldwide, Inc.†	159,350	4,791,654
CommVault Systems, Inc.†	61,729	5,659,315
		10,450,969
Telecommunications — 0.9%
Calix, Inc.†	136,267	4,521,339
Transportation — 4.3%
ArcBest Corp.	48,822	5,816,165
International Seaways, Inc.	84,428	4,528,718
Knight-Swift Transportation Holdings, Inc.	103,935	5,963,790
Star Bulk Carriers Corp.	227,362	4,942,850
		21,251,523
TOTAL INVESTMENTS (cost $471,004,272)(1)	99.3%	491,611,337
Other assets less liabilities	0.7	3,517,553
NET ASSETS	100.0%	$495,128,890
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$491,611,337	$—	$—	$491,611,337
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Unaffiliated Investment Companies	85.4%
Investment Companies	14.5
Short-Term Investments	0.2
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 14.5%
Investment Companies — 14.5%
iShares U.S. Fixed Income Balanced Risk Systematic ETF(1) (cost $15,826,822)	162,801	$14,085,429
UNAFFILIATED INVESTMENT COMPANIES — 85.4%
iShares Core U.S. Aggregate Bond ETF	149,434	14,808,909
iShares MSCI EAFE Min Vol Factor ETF	77,592	5,345,313
iShares MSCI EAFE Small-Cap ETF	30,575	1,843,978
iShares MSCI International Momentum Factor ETF	154,938	5,475,509
iShares MSCI International Quality Factor ETF	184,356	6,896,758
iShares MSCI International Value Factor ETF	43,429	1,143,051
iShares MSCI USA Min Vol Factor ETF	157,464	12,553,030
iShares MSCI USA Momentum Factor ETF	68,356	11,323,171
iShares MSCI USA Quality Factor ETF	112,776	16,972,788
iShares MSCI USA Size Factor ETF	33,761	4,411,888
iShares MSCI USA Value Factor ETF	21,753	2,181,826
Total Unaffiliated Investment Companies (cost $76,571,257)		82,956,221
Total Long-Term Investment Securities (cost $92,398,079)		97,041,650
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class 5.26%(2) (cost $211,277)	211,277	$ 211,277
TOTAL INVESTMENTS (cost $92,609,356)(3)	100.1%	97,252,927
Other assets less liabilities	(0.1)	(114,868)
NET ASSETS	100.0%	$97,138,059
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The rate shown is the 7-day yield as of January 31, 2024.
(3)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$14,085,429	$—	$—	$14,085,429
Unaffiliated Investment Companies	82,956,221	—	—	82,956,221
Short-Term Investments	211,277	—	—	211,277
Total Investments at Value	$97,252,927	$—	$—	$97,252,927
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	45.1%
Short-Term Investments	7.4
Software	4.2
Internet	4.0
Pharmaceuticals	3.9
Semiconductors	3.6
Banks	3.3
Computers	2.5
Retail	2.3
Insurance	1.8
Oil & Gas	1.5
Commercial Services	1.5
Electronics	1.3
Auto Manufacturers	1.3
Diversified Financial Services	1.1
Food	1.1
Telecommunications	1.1
Beverages	1.0
Distribution/Wholesale	1.0
Healthcare-Products	0.9
Building Materials	0.8
Electric	0.7
Mining	0.7
Miscellaneous Manufacturing	0.7
Apparel	0.6
Cosmetics/Personal Care	0.6
Biotechnology	0.6
Home Builders	0.6
Electrical Components & Equipment	0.5
Chemicals	0.4
Iron/Steel	0.4
Healthcare-Services	0.4
Engineering & Construction	0.4
Aerospace/Defense	0.3
Machinery-Construction & Mining	0.3
Transportation	0.3
Household Products/Wares	0.3
Real Estate	0.2
Media	0.2
Machinery-Diversified	0.2
Purchased Options	0.2
Agriculture	0.2
Airlines	0.2
REITS	0.1
Lodging	0.1
Toys/Games/Hobbies	0.1
Entertainment	0.1
Investment Companies	0.1
Gas	0.1
Water	0.1
Hand/Machine Tools	0.1
Home Furnishings	0.1
100.6%
Country Allocation*
United States	78.7%
Japan	5.2
Switzerland	2.6
United Kingdom	2.5
Germany	2.2
France	1.9
Australia	1.2
Netherlands	1.1
Denmark	0.8

Italy	0.7%
Ireland	0.6
Spain	0.6
Luxembourg	0.4
Jersey	0.4
Hong Kong	0.3
Purchased Options	0.2
Sweden	0.2
Singapore	0.2
Norway	0.2
Israel	0.2
Belgium	0.1
Cayman Islands	0.1
Bermuda	0.1
Finland	0.1
100.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 47.9%
Australia — 1.2%
AGL Energy, Ltd.	23,524	$ 133,014
ANZ Group Holdings, Ltd.	2,703	47,973
Aristocrat Leisure, Ltd.	9,956	286,948
BHP Group, Ltd. (ASX)	62,129	1,906,634
BlueScope Steel, Ltd.	4,976	76,473
Brambles, Ltd.	10,313	98,667
Charter Hall Group	1,864	14,591
Cochlear, Ltd.	1,065	211,276
Commonwealth Bank of Australia	10,216	782,792
CSL, Ltd.	4,578	899,350
Flight Centre Travel Group, Ltd.	3,560	49,405
Fortescue, Ltd.	22,038	428,189
GPT Group	6,368	19,300
Insurance Australia Group, Ltd.	7,028	27,688
Lendlease Corp., Ltd.	2,306	11,129
Macquarie Group, Ltd.	5,924	738,903
Medibank Private, Ltd.	66,626	167,495
National Australia Bank, Ltd.	22,045	467,706
Northern Star Resources, Ltd.	32,628	278,936
Origin Energy, Ltd.	1,723	9,644
QBE Insurance Group, Ltd.	21,525	223,718
REA Group, Ltd.	165	19,656
Rio Tinto, Ltd.	911	79,050
Scentre Group	54,107	107,400
Sonic Healthcare, Ltd.	607	12,685
South32, Ltd.	37,879	83,400
Stockland	39,810	118,720
Transurban Group	8,507	74,904
Westpac Banking Corp.	20,198	318,364
Woolworths Group, Ltd.	10,844	254,553
Worley, Ltd.	1,274	12,315
		7,960,878
Austria — 0.0%
ams-OSRAM AG†	18,923	44,701
BAWAG Group AG*	2,626	134,875
Erste Group Bank AG	1,915	82,862
OMV AG	879	39,098
		301,536
Belgium — 0.1%
Ageas SA	1,734	74,271
Groupe Bruxelles Lambert NV	2,348	177,572
Sofina SA	269	64,125
Syensqo SA†	1,854	165,279
UCB SA	2,406	225,709
Umicore SA	599	13,608
		720,564
Bermuda — 0.1%
Arch Capital Group, Ltd.†	931	76,742
Axalta Coating Systems, Ltd.†	3,400	110,228
CK Infrastructure Holdings, Ltd.	7,500	44,437
Invesco, Ltd.	4,423	70,016
Jardine Matheson Holdings, Ltd.	2,400	96,249
Liberty Global, Ltd., Class C†	918	19,223
		416,895
Canada — 0.0%
Waste Connections, Inc.	225	34,934
Cayman Islands — 0.1%
CK Asset Holdings, Ltd.	30,000	134,254
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
CK Hutchison Holdings, Ltd.	15,500	$ 79,444
Grab Holdings, Ltd., Class A†	61,102	187,583
Sands China, Ltd.†	26,000	68,182
Wharf Real Estate Investment Co., Ltd.	23,000	67,360
		536,823
Curacao — 0.0%
Schlumberger NV	1,709	83,228
Denmark — 0.8%
AP Moller-Maersk A/S, Series A	19	34,450
AP Moller-Maersk A/S, Series B	31	57,171
DSV A/S	3,257	582,375
Genmab A/S†	1,088	301,109
Novo Nordisk A/S, Class B	42,016	4,798,658
Novozymes A/S, Class B	675	34,586
Orsted A/S*	441	24,314
		5,832,663
Finland — 0.1%
Kone Oyj, Class B	5,858	289,922
Sampo Oyj, Class A	631	26,447
Wartsila OYJ Abp	1,103	16,262
		332,631
France — 1.9%
Accor SA	1,412	55,715
Aeroports de Paris SA	759	101,333
Air Liquide SA	1,576	295,404
Alstom SA	585	7,392
Amundi SA*	3,335	225,693
Arkema SA	475	51,599
AXA SA	32,065	1,079,516
BNP Paribas SA	1,475	99,180
Bouygues SA	525	19,240
Bureau Veritas SA	13,036	345,521
Capgemini SE	130	29,102
Carrefour SA	14,553	248,546
Cie de Saint-Gobain SA	429	30,379
Cie Generale des Etablissements Michelin SCA	558	18,584
Credit Agricole SA	38,197	550,592
Dassault Aviation SA	157	29,776
Dassault Systemes SE	3,819	199,023
Edenred SE	750	44,909
Eiffage SA	4,428	461,898
Engie SA	67,019	1,069,861
EssilorLuxottica SA	367	72,155
Forvia SE†	1,101	18,985
Gecina SA	412	45,572
Getlink SE	5,003	86,151
Hermes International SCA	637	1,344,640
Ipsen SA	106	12,221
Legrand SA	5,386	523,732
L'Oreal SA	399	191,332
LVMH Moet Hennessy Louis Vuitton SE	1,838	1,528,666
Pernod Ricard SA	2,420	398,290
Publicis Groupe SA	633	63,537
Rexel SA	13,430	356,355
Safran SA	1,731	324,147
Sanofi SA	7,341	737,122
Sartorius Stedim Biotech	63	16,982
Schneider Electric SE	5,175	1,019,929
Societe Generale SA	4,941	126,894
SPIE SA	3	99

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Teleperformance SE	691	$ 108,419
Thales SA	388	56,753
TotalEnergies SE	2,785	181,382
Ubisoft Entertainment SA†	4,242	93,924
Valeo SE	10,971	143,469
Veolia Environnement SA	14,607	475,787
Vinci SA	3,205	405,483
Vivendi SE	12,257	139,152
Worldline SA*†	1,900	25,798
		13,460,239
Germany — 2.2%
adidas AG	4,321	822,207
Allianz SE	535	143,250
BASF SE	16,518	793,639
Bayerische Motoren Werke AG	9,256	965,513
Bayerische Motoren Werke AG (Preference Shares)	206	20,203
Deutsche Boerse AG	373	74,440
Deutsche Lufthansa AG†	3,518	29,420
Deutsche Pfandbriefbank AG*	6	36
Deutsche Telekom AG	78,573	1,931,331
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	186	15,873
E.ON SE	34,985	474,865
Evonik Industries AG	7,271	135,123
GEA Group AG	4,131	166,069
Heidelberg Materials AG	3,060	283,980
Henkel AG & Co. KGaA	424	29,081
HUGO BOSS AG	1,361	85,433
Infineon Technologies AG	17,794	648,853
Jenoptik AG	2	63
K +S AG	1,344	18,976
Knorr-Bremse AG	496	30,686
LEG Immobilien SE†	1,166	97,371
Mercedes-Benz Group AG	25,265	1,715,986
Merck KGaA	356	58,633
Muenchener Rueckversicherungs-Gesellschaft AG	438	186,497
Nemetschek SE	492	45,737
RWE AG	25,498	945,972
SAP SE	13,575	2,362,454
Scout24 SE*	2,174	161,052
Siemens AG	15,248	2,747,653
Siemens Energy AG†	886	13,371
thyssenkrupp AG	23,744	147,303
Zalando SE*†	8,417	169,777
		15,320,847
Guernsey — 0.0%
Amdocs, Ltd.	1,300	119,184
Hong Kong — 0.3%
AIA Group, Ltd.	179,619	1,396,638
BOC Hong Kong Holdings, Ltd.	123,000	292,565
Galaxy Entertainment Group, Ltd.	44,000	228,473
Hang Seng Bank, Ltd.	4,800	49,559
Hong Kong Exchanges & Clearing, Ltd.	1,504	45,619
New World Development Co., Ltd.	36,000	43,815
Power Assets Holdings, Ltd.	6,500	38,001
Sino Land Co., Ltd.	14,000	14,541
Swire Pacific, Ltd., Class A	13,819	106,508
Swire Properties, Ltd.	69,400	128,698
Techtronic Industries Co., Ltd.	2,000	21,366
		2,365,783
Security Description	Shares or Principal Amount	Value

Ireland — 0.6%
Adient PLC†	300	$ 10,413
AIB Group PLC	14,023	61,482
Alkermes PLC†	4,259	115,206
Aon PLC, Class A	1,894	565,226
Bank of Ireland Group PLC	891	8,176
CRH PLC	8,725	616,209
Flutter Entertainment PLC†	153	31,459
James Hardie Industries PLC†	11,079	415,502
Johnson Controls International PLC	1,559	82,144
Kerry Group PLC, Class A	1,165	103,385
Kingspan Group PLC	2,412	196,895
Medtronic PLC	18,474	1,617,214
Trane Technologies PLC	637	160,556
		3,983,867
Israel — 0.2%
Bank Hapoalim BM	7,260	62,007
Bank Leumi Le-Israel BM	1,799	13,728
Check Point Software Technologies, Ltd.†	287	45,613
CyberArk Software, Ltd.†	231	53,934
Monday.com, Ltd.†	370	77,715
Nice, Ltd.†	763	158,531
Teva Pharmaceutical Industries, Ltd. ADR†	1,162	14,060
Tower Semiconductor, Ltd.†	4,977	143,586
Wix.com, Ltd.†	4,270	541,778
		1,110,952
Italy — 0.7%
A2A SpA	8,510	16,851
Assicurazioni Generali SpA	7,457	166,732
Banca Monte dei Paschi di Siena SpA†	1,935	6,801
Banco BPM SpA	12,136	65,372
Enel SpA	192,309	1,311,689
Eni SpA	6,167	98,638
FinecoBank Banca Fineco SpA	3,958	57,204
Intesa Sanpaolo SpA	493,988	1,528,351
Leonardo SpA	6,753	117,775
Mediobanca Banca di Credito Finanziario SpA	22,363	297,254
Moncler SpA	2,288	140,870
Nexi SpA*†	1,567	12,034
Recordati Industria Chimica e Farmaceutica SpA	490	27,036
Saipem SpA†	43,357	62,017
Snam SpA	18,644	90,976
Telecom Italia SpA†	43,579	13,135
Terna - Rete Elettrica Nazionale	2,556	21,556
UniCredit SpA	27,704	813,120
		4,847,411
Japan — 5.2%
Aeon Co., Ltd.	7,200	172,298
Amada Co., Ltd.	24,000	259,323
ANA Holdings, Inc.†	5,600	123,941
Asahi Kasei Corp.	32,700	249,146
Astellas Pharma, Inc.	49,300	576,676
Bridgestone Corp.	900	39,123
Canon, Inc.	8,200	227,111
Central Japan Railway Co.	31,700	792,217
Daifuku Co., Ltd.	6,300	124,516
Daiichi Sankyo Co., Ltd.	17,000	512,611
Daikin Industries, Ltd.	200	32,147
Daito Trust Construction Co., Ltd.	1,500	170,710
Daiwa House Industry Co., Ltd.	10,600	327,457
Denso Corp.	14,200	222,236
DMG Mori Co., Ltd.	1,100	22,074

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
East Japan Railway Co.	200	$ 11,443
Eisai Co., Ltd.	200	9,461
ENEOS Holdings, Inc.	30,700	124,713
Fast Retailing Co., Ltd.	2,600	694,205
FUJIFILM Holdings Corp.	3,100	196,532
Fujitsu, Ltd.	500	70,603
GMO Payment Gateway, Inc.	2,400	143,933
Hankyu Hanshin Holdings, Inc.	1,800	55,156
Hikari Tsushin, Inc.	100	17,439
Hitachi, Ltd.	8,400	659,825
Honda Motor Co., Ltd.	57,505	642,874
Hoya Corp.	800	101,478
Hulic Co., Ltd.	5,000	55,252
Inpex Corp.	800	10,912
Isetan Mitsukoshi Holdings, Ltd.	2,100	24,582
ITOCHU Corp.	15,600	708,912
J Front Retailing Co., Ltd.	2,500	23,167
Japan Metropolitan Fund Investment Corp.	16	10,851
Japan Post Holdings Co., Ltd.	81,900	786,169
JFE Holdings, Inc.	12,100	191,469
JGC Holdings Corp.	4,000	46,890
Kajima Corp.	1,100	19,591
Kakaku.com, Inc.	3,000	34,163
Kansai Electric Power Co., Inc.	3,900	53,399
Kao Corp.	1,100	43,713
KDDI Corp.	11,516	381,058
Kirin Holdings Co., Ltd.	17,800	257,268
Kobayashi Pharmaceutical Co., Ltd.	400	18,057
Koito Manufacturing Co., Ltd.	1,600	24,572
Komatsu, Ltd.	27,000	770,866
Kose Corp.	900	59,331
Kubota Corp.	5,000	75,920
Kurita Water Industries, Ltd.	1,100	40,316
Kyowa Kirin Co., Ltd.	8,900	140,230
Lawson, Inc.	4,100	235,234
Lixil Corp.	4,400	58,606
M3, Inc.	11,500	181,672
Makita Corp.	1,100	29,653
Marubeni Corp.	13,600	232,153
Mazda Motor Corp.	1,000	12,122
MEIJI Holdings Co., Ltd.	500	12,122
Mitsubishi Chemical Group Corp.	13,800	83,319
Mitsubishi Corp.	64,200	1,108,619
Mitsubishi Electric Corp.	31,800	468,307
Mitsubishi Estate Co., Ltd.	32,100	446,049
Mitsubishi UFJ Financial Group, Inc.	134,300	1,259,234
Mitsui & Co., Ltd.	38,100	1,543,422
Mitsui Fudosan Co., Ltd.	35,300	885,338
Mizuho Financial Group, Inc.	40,070	728,225
MonotaRO Co., Ltd.	5,100	48,114
MS&AD Insurance Group Holdings, Inc.	2,800	116,222
Murata Manufacturing Co., Ltd.	1,600	32,297
NEC Corp.	300	19,587
Nexon Co., Ltd.	1,300	20,586
NIDEC Corp.	17,900	670,277
Nihon M&A Center Holdings, Inc.	7,400	44,558
Nikon Corp.	17,500	178,462
Nintendo Co., Ltd.	14,410	806,038
NIPPON EXPRESS HOLDINGS, Inc.	400	23,824
Nippon Paint Holdings Co., Ltd.	6,000	47,307
Nippon Shinyaku Co., Ltd.	700	24,791
Nippon Steel Corp.	16,800	405,050
Security Description	Shares or Principal Amount	Value

Japan (continued)
Nippon Telegraph & Telephone Corp.	421,500	$ 532,145
Nissan Motor Co., Ltd.	32,300	127,020
Nisshin Seifun Group, Inc.	1,800	25,258
Nissin Foods Holdings Co., Ltd.	2,700	87,575
Nitto Denko Corp.	3,686	305,230
Nomura Holdings, Inc.	7,600	39,345
Nomura Real Estate Holdings, Inc.	1,000	27,402
Nomura Research Institute, Ltd.	9,400	287,084
NSK, Ltd.	2,200	12,051
Obayashi Corp.	2,100	19,427
Obic Co., Ltd.	1,900	291,490
Odakyu Electric Railway Co., Ltd.	800	12,208
Olympus Corp.	4,100	60,744
Omron Corp.	3,200	143,551
Ono Pharmaceutical Co., Ltd.	11,300	203,910
Oracle Corp. Japan	300	23,641
Oriental Land Co., Ltd.	5,000	185,598
ORIX Corp.	4,300	82,744
Otsuka Corp.	4,500	189,315
Otsuka Holdings Co., Ltd.	9,100	358,133
Pan Pacific International Holdings Corp.	9,100	200,851
Panasonic Holdings Corp.	27,900	262,172
Park24 Co., Ltd.†	1,700	22,249
Recruit Holdings Co., Ltd.	23,100	914,988
Renesas Electronics Corp.†	400	6,587
Ricoh Co., Ltd.	9,100	71,750
Santen Pharmaceutical Co., Ltd.	3,600	36,421
SCREEN Holdings Co., Ltd.	100	9,776
SCSK Corp.	1,500	29,496
Sega Sammy Holdings, Inc.	6,500	95,638
Sekisui Chemical Co., Ltd.	800	11,439
Sekisui House, Ltd.	16,800	379,144
Shimadzu Corp.	5,500	152,179
Shimizu Corp.	4,300	28,940
Shionogi & Co., Ltd.	8,600	413,641
Shiseido Co., Ltd.	10,800	306,117
Skylark Holdings Co., Ltd.	10,200	166,382
SoftBank Corp.	23,200	308,406
SoftBank Group Corp.	8,900	384,784
Sompo Holdings, Inc.	1,000	51,978
Subaru Corp.	21,000	421,225
Sumitomo Chemical Co., Ltd.	53,800	127,391
Sumitomo Corp.	33,800	774,950
Sumitomo Electric Industries, Ltd.	2,500	33,269
Sumitomo Metal Mining Co., Ltd.	800	22,097
Sumitomo Mitsui Financial Group, Inc.	30,000	1,563,257
Sumitomo Mitsui Trust Holdings, Inc.	3,200	65,794
Sumitomo Realty & Development Co., Ltd.	6,700	210,696
Suntory Beverage & Food, Ltd.	4,500	147,405
Suzuki Motor Corp.	2,300	104,645
Sysmex Corp.	900	48,550
Takeda Pharmaceutical Co., Ltd.	4,600	135,287
Terumo Corp.	14,700	496,227
TIS, Inc.	800	17,852
Toho Co., Ltd.	2,600	84,732
Tokio Marine Holdings, Inc.	31,000	821,199
Tokyo Electron, Ltd.	10,300	1,909,598
Tokyo Tatemono Co., Ltd.	3,100	47,799
TOTO, Ltd.	2,600	70,491
Toyota Industries Corp.	200	16,892
Toyota Motor Corp.	74,925	1,489,412
Toyota Tsusho Corp.	600	39,274
Trend Micro, Inc.†	700	39,909

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tsuruha Holdings, Inc.	300	$ 23,792
Unicharm Corp.	4,300	148,458
West Japan Railway Co.	800	33,286
Yakult Honsha Co., Ltd.	900	19,735
Yamada Holdings Co., Ltd.	30,100	92,212
Yamaha Corp.	1,700	37,596
Yamaha Motor Co., Ltd.	7,500	70,997
ZOZO, Inc.	2,300	50,525
		36,108,485
Jersey — 0.4%
Experian PLC	23,839	993,868
Ferguson PLC	2,493	468,335
Glencore PLC	148,901	792,301
WPP PLC	15,747	152,699
		2,407,203
Liberia — 0.0%
Royal Caribbean Cruises, Ltd.†	1,056	134,640
Luxembourg — 0.4%
ArcelorMittal SA	55,605	1,524,976
Eurofins Scientific SE	297	17,926
SES SA FDR	4	25
Spotify Technology SA†	3,944	849,340
Tenaris SA	2,418	38,331
		2,430,598
Netherlands — 1.1%
ABN AMRO Bank NV*	35,569	525,998
AerCap Holdings NV†	765	58,568
Airbus SE	1,367	218,301
Akzo Nobel NV	666	50,973
Argenx SE†	127	48,140
ASML Holding NV	2,888	2,475,153
ASR Nederland NV	3,175	149,878
Euronext NV*	211	18,578
EXOR NV	193	18,730
Ferrari NV	1,068	371,545
Ferrovial SE	2,629	100,374
ING Groep NV	74,864	1,064,839
Just Eat Takeaway.com NV *†	11,034	168,296
Koninklijke Philips NV	6,310	134,751
NN Group NV	13,573	555,839
NXP Semiconductors NV	2,097	441,565
Prosus NV	4,954	147,616
Randstad NV	154	8,732
Signify NV*	7,177	216,711
Stellantis NV	19,168	422,242
STMicroelectronics NV	2,320	101,864
Universal Music Group NV	788	23,200
Wolters Kluwer NV	2,989	440,874
		7,762,767
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	8,040	116,348
Xero, Ltd.†	712	50,947
		167,295
Norway — 0.2%
DNB Bank ASA	9,649	187,172
Equinor ASA	22,995	659,382
Security Description	Shares or Principal Amount	Value

Norway (continued)
Norsk Hydro ASA	31,479	$ 182,841
Yara International ASA	2,520	83,044
		1,112,439
Panama — 0.0%
Carnival Corp.†	6,926	114,833
Portugal — 0.0%
EDP - Energias de Portugal SA	14,840	66,208
Singapore — 0.2%
DBS Group Holdings, Ltd.	16,182	383,156
Flex, Ltd.†	1,285	30,506
Jardine Cycle & Carriage, Ltd.	5,400	103,903
Keppel, Ltd.	7,700	40,846
Sembcorp Industries, Ltd.	4,300	18,016
Singapore Airlines, Ltd.	73,600	364,439
Singapore Telecommunications, Ltd.	75,200	133,785
United Overseas Bank, Ltd.	5,200	109,420
UOL Group, Ltd.	3,300	15,298
		1,199,369
Spain — 0.6%
Acciona SA	467	60,449
Aena SME SA*	148	26,195
Amadeus IT Group SA	2,392	167,208
Banco Bilbao Vizcaya Argentaria SA	98,232	920,747
Banco de Sabadell SA	59,246	76,901
Banco Santander SA	165,663	665,581
Bankinter SA	13,453	82,972
CaixaBank SA	69,464	296,766
Endesa SA	669	13,244
Iberdrola SA†	1,654	19,974
Iberdrola SA	8,917	107,435
Industria de Diseno Textil SA	19,561	836,128
Naturgy Energy Group SA	484	13,046
Repsol SA	26,643	393,171
Telefonica SA	31,178	127,356
		3,807,173
Sweden — 0.2%
Assa Abloy AB, Class B	19,822	543,846
Atlas Copco AB, Class B	3,931	54,364
Electrolux AB, Class B†	9,304	86,823
EQT AB	283	7,564
Essity AB, Class B	2,004	47,125
Fastighets AB Balder, Class B†	3,955	26,385
H & M Hennes & Mauritz AB, Class B	17,120	241,020
Hexagon AB, Class B	5,421	59,083
Indutrade AB	849	20,627
Investor AB, Class B	13,008	306,391
L E Lundbergforetagen AB, Class B	991	51,607
Nibe Industrier AB, Class B	1,446	8,653
Saab AB, Series B	203	13,117
Securitas AB, Class B	3,016	29,252
Telefonaktiebolaget LM Ericsson, Class B	6,679	36,915
Telia Co. AB	3,941	10,179
Trelleborg AB, Class B	2,831	85,771
Volvo AB, Class A	907	22,279
		1,651,001
Switzerland — 2.6%
Avolta AG†	3,699	141,817
ABB, Ltd.	41,831	1,769,154
Adecco Group AG	362	15,682

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Alcon, Inc.	1,412	$ 105,897
Banque Cantonale Vaudoise	164	21,012
Bunge Global SA	1,058	93,199
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	24	305,423
Cie Financiere Richemont SA, Class A	2,713	405,051
Clariant AG	5,554	71,286
Coca-Cola HBC AG	549	16,161
DSM-Firmenich AG	1,438	151,569
Flughafen Zurich AG	505	104,355
Givaudan SA	19	79,046
Holcim AG	16,699	1,283,217
Kuehne + Nagel International AG	1,546	527,956
Logitech International SA	732	61,342
Lonza Group AG	43	21,035
Nestle SA	40,812	4,653,327
Novartis AG	33,553	3,475,051
Partners Group Holding AG	75	101,915
PSP Swiss Property AG	158	21,049
Roche Holding AG	5,804	1,658,305
Roche Holding AG (BR)	558	168,848
Schindler Holding AG (Participation Certificate)	350	87,587
SGS SA	4,491	415,496
TE Connectivity, Ltd.	13,671	1,943,879
Temenos AG	2,688	274,727
UBS Group AG	5,614	167,672
Zurich Insurance Group AG	165	83,948
		18,225,006
United Kingdom — 2.5%
3i Group PLC	1,908	59,544
Abrdn PLC	1,848	3,942
Anglo American PLC	11,852	281,315
Antofagasta PLC	1,541	33,515
Ashtead Group PLC	3,910	255,967
AstraZeneca PLC	13,765	1,832,034
Auto Trader Group PLC*	3,513	32,437
Aviva PLC	18,966	103,573
Babcock International Group PLC	6	34
BAE Systems PLC	20,116	299,665
Barclays PLC	170,239	317,354
Barratt Developments PLC	2,336	15,904
Berkeley Group Holdings PLC	544	32,985
BP PLC	219,060	1,283,072
British American Tobacco PLC	33,566	991,182
British Land Co. PLC	46,504	223,869
Bunzl PLC	193	7,848
Carnival PLC†	1,554	23,499
Centrica PLC	110,467	193,428
Compass Group PLC	8,752	241,301
Diageo PLC	18,129	652,042
Drax Group PLC	8,561	55,149
easyJet PLC†	5,914	41,646
Endeavour Mining PLC	3,341	59,362
GSK PLC	28,318	560,808
Haleon PLC	3,988	16,243
Hargreaves Lansdown PLC	7,719	74,512
HSBC Holdings PLC	43,542	339,729
IG Group Holdings PLC	10,342	92,629
IMI PLC	1,399	29,861
Imperial Brands PLC	7,180	172,273
Informa PLC	19,416	191,242
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
InterContinental Hotels Group PLC	1,294	$ 122,710
International Game Technology PLC	1,294	33,592
Intertek Group PLC	1,650	93,612
Johnson Matthey PLC	6,692	137,965
Kingfisher PLC	31,635	87,945
Land Securities Group PLC	4,320	36,379
Lloyds Banking Group PLC	775,541	414,924
London Stock Exchange Group PLC	921	104,240
M&G PLC	18,439	52,169
Marks & Spencer Group PLC	24,319	76,016
National Grid PLC	8,084	107,607
NatWest Group PLC	60,965	172,885
NMC Health PLC†(1)	128	0
Ocado Group PLC†	4,085	28,055
Persimmon PLC	1,232	22,600
Phoenix Group Holdings PLC	19,750	125,779
Prudential PLC	2,456	25,306
Reckitt Benckiser Group PLC	1,431	103,336
RELX PLC	16,113	666,419
Rightmove PLC	59,490	419,778
Rio Tinto PLC	7,044	491,156
Rolls-Royce Holdings PLC†	34,648	131,681
Sage Group PLC	1,203	17,926
Schroders PLC	3,772	19,257
Segro PLC	5,227	57,673
Severn Trent PLC	440	14,456
Shell PLC	65,564	2,035,563
Smiths Group PLC	19,228	394,380
Spectris PLC	8,198	382,969
SSE PLC	15,954	339,772
St. James's Place PLC	1,449	11,870
Standard Chartered PLC	20,834	157,051
Taylor Wimpey PLC	7,217	13,491
Tesco PLC	137,526	498,960
Unilever PLC	5,016	244,216
Unilever PLC	11,860	577,185
United Utilities Group PLC	3,439	46,272
Vodafone Group PLC	715,970	611,568
Weir Group PLC	4,989	115,001
		17,509,728
United States — 26.2%
3M Co.	3,230	304,750
A.O. Smith Corp.	1,856	144,044
Abbott Laboratories	398	45,034
AbbVie, Inc.	9,123	1,499,821
ABIOMED, Inc. CVR†(1)	79	153
Adobe, Inc.†	4,074	2,516,836
Advanced Micro Devices, Inc.†	1,844	309,220
AECOM	6,307	556,214
AES Corp.	11,357	189,435
Agilent Technologies, Inc.	3,921	510,122
Akamai Technologies, Inc.†	68	8,380
Alcoa Corp.	1,471	43,762
Align Technology, Inc.†	304	81,265
Alnylam Pharmaceuticals, Inc.†	230	39,769
Alphabet, Inc., Class A†	24,013	3,364,221
Alphabet, Inc., Class C†	23,269	3,299,544
Altria Group, Inc.	4,371	175,365
Amazon.com, Inc.†	48,975	7,600,920
American Express Co.	1,251	251,126
American Tower Corp.	893	174,715
AMETEK, Inc.	7,222	1,170,325

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Amgen, Inc.	3,430	$ 1,077,912
Apple, Inc.	75,438	13,910,767
Applied Materials, Inc.	12,276	2,016,947
Archer-Daniels-Midland Co.	1,727	95,987
Arista Networks, Inc.†	1,204	311,451
Arrow Electronics, Inc.†	497	55,242
AT&T, Inc.	5,200	91,988
Atlassian Corp., Class A†	671	167,596
Autodesk, Inc.†	315	79,950
Automatic Data Processing, Inc.	1,657	407,257
AutoZone, Inc.†	51	140,869
Baker Hughes Co.	8,552	243,732
Ball Corp.	644	35,710
Bank of America Corp.	67,648	2,300,708
Berkshire Hathaway, Inc., Class B†	7,018	2,693,087
Best Buy Co., Inc.	348	25,227
BioMarin Pharmaceutical, Inc.†	448	39,460
Bio-Rad Laboratories, Inc., Class A†	113	36,261
Blackstone, Inc.	919	114,370
Block, Inc.†	15,413	1,001,999
Booking Holdings, Inc.†	428	1,501,197
Box, Inc., Class A†	5,121	133,044
Boyd Gaming Corp.	1,419	90,092
Bristol-Myers Squibb Co.	23,181	1,132,855
Brixmor Property Group, Inc.	874	19,613
Broadcom, Inc.	973	1,148,140
Builders FirstSource, Inc.†	2,732	474,630
Burlington Stores, Inc.†	136	25,996
C.H. Robinson Worldwide, Inc.	219	18,416
Cable One, Inc.	73	40,072
CACI International, Inc., Class A†	446	153,304
Cadence Design Systems, Inc.†	2,781	802,207
Caesars Entertainment, Inc.†	223	9,783
Camden Property Trust	4,327	406,046
Cardinal Health, Inc.	1,664	181,692
CarMax, Inc.†	230	16,371
Caterpillar, Inc.	522	156,762
Cencora, Inc.	442	102,845
Centene Corp.†	4,422	333,021
Charles Schwab Corp.	771	48,511
Charter Communications, Inc., Class A†	376	139,387
Chevron Corp.	2,231	328,916
Ciena Corp.†	4,039	214,067
Cigna Group	961	289,213
Cincinnati Financial Corp.	2,624	290,739
Cintas Corp.	686	414,735
Cirrus Logic, Inc.†	1,756	135,563
Cisco Systems, Inc.	5,389	270,420
Citigroup, Inc.	17,854	1,002,859
Cleveland-Cliffs, Inc.†	2,783	55,799
Clorox Co.	402	58,390
CME Group, Inc.	335	68,956
Coca-Cola Co.	47,525	2,827,262
Colgate-Palmolive Co.	4,950	416,790
Comcast Corp., Class A	8,113	377,579
ConocoPhillips	7,201	805,576
Constellation Brands, Inc., Class A	256	62,740
Copart, Inc.†	160	7,686
Costco Wholesale Corp.	4,577	3,180,466
Crowdstrike Holdings, Inc., Class A†	181	52,943
Curtiss-Wright Corp.	1,094	243,492
CVS Health Corp.	2,277	169,340
Security Description	Shares or Principal Amount	Value

United States (continued)
D.R. Horton, Inc.	10,512	$ 1,502,270
Danaher Corp.	453	108,679
DaVita, Inc.†	524	56,676
Dell Technologies, Inc., Class C	1,430	118,518
Delta Air Lines, Inc.	8,754	342,632
Devon Energy Corp.	779	32,734
Dexcom, Inc.†	1,181	143,314
DocuSign, Inc.†	1,065	64,880
Domino's Pizza, Inc.	421	179,439
DraftKings, Inc., Class A†	411	16,050
eBay, Inc.	16,289	668,989
Ecolab, Inc.	268	53,123
Edwards Lifesciences Corp.†	3,919	307,524
Electronic Arts, Inc.	5,108	702,759
Elevance Health, Inc.	1,760	868,454
Eli Lilly & Co.	3,715	2,398,441
EMCOR Group, Inc.	2,169	494,771
EOG Resources, Inc.	4,799	546,078
Equinix, Inc.	246	204,123
Estee Lauder Cos., Inc., Class A	585	77,214
Etsy, Inc.†	576	38,339
Exact Sciences Corp.†	288	18,835
Exelixis, Inc.†	5,413	117,787
Exxon Mobil Corp.	22,283	2,290,915
F5, Inc.†	731	134,285
Fair Isaac Corp.†	166	199,006
Fastenal Co.	738	50,354
Fidelity National Information Services, Inc.	3,416	212,680
First Solar, Inc.†	271	39,647
Fiserv, Inc.†	1,091	154,780
Fluor Corp.†	1,513	57,055
Fortinet, Inc.†	2,932	189,085
Fortune Brands Innovations, Inc.	762	59,124
Fox Corp., Class A	731	23,611
Gartner, Inc.†	615	281,326
General Electric Co.	1,996	264,310
General Motors Co.	7,363	285,684
Gilead Sciences, Inc.	4,998	391,143
Globe Life, Inc.	951	116,802
GoDaddy, Inc., Class A†	6,536	697,130
Graco, Inc.	2,031	173,244
Guidewire Software, Inc.†	166	18,539
Halliburton Co.	2,846	101,460
Hartford Financial Services Group, Inc.	1,351	117,483
HCA Healthcare, Inc.	2,401	732,065
HEICO Corp., Class A	104	14,713
Hershey Co.	1,062	205,539
Hess Corp.	800	112,424
Hewlett Packard Enterprise Co.	1,244	19,021
Hologic, Inc.†	4,508	335,576
Home Depot, Inc.	8,428	2,974,747
Honeywell International, Inc.	6,036	1,220,841
HP, Inc.	53,154	1,526,051
HubSpot, Inc.†	95	58,045
Huntington Bancshares, Inc.	1,129	14,372
IDEXX Laboratories, Inc.†	694	357,466
Illinois Tool Works, Inc.	1,670	435,703
Incyte Corp.†	3,998	234,962
Insulet Corp.†	831	158,613
Intel Corp.	24,904	1,072,864
Intercontinental Exchange, Inc.	314	39,982
International Paper Co.	1,097	39,306
Intuit, Inc.	228	143,943

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Intuitive Surgical, Inc.†	120	$ 45,386
Ionis Pharmaceuticals, Inc.†	2,110	108,433
Johnson & Johnson	11,967	1,901,556
JPMorgan Chase & Co.	4,767	831,174
Juniper Networks, Inc.	412	15,228
KB Home	435	25,922
KeyCorp	668	9,706
Keysight Technologies, Inc.†	2,815	431,427
Kimberly-Clark Corp.	13,846	1,674,951
KLA Corp.	1,475	876,209
Lam Research Corp.	1,021	842,499
Lennar Corp., Class A	1,410	211,288
Lennox International, Inc.	282	120,741
Liberty Broadband Corp., Class C†	334	26,202
Liberty Media Corp.-Liberty Formula One, Class C†	947	63,686
Liberty Media Corp.-Liberty SiriusXM†	1,321	40,106
Live Nation Entertainment, Inc.†	166	14,749
Lockheed Martin Corp.	3,065	1,316,142
Loews Corp.	480	34,973
Louisiana-Pacific Corp.	930	61,891
Lowe's Cos., Inc.	1,451	308,831
Manhattan Associates, Inc.†	4,343	1,053,438
Marathon Oil Corp.	8,898	203,319
Marathon Petroleum Corp.	8,767	1,451,815
Marsh & McLennan Cos., Inc.	7,344	1,423,561
Martin Marietta Materials, Inc.	630	320,305
Masco Corp.	3,443	231,679
Mastercard, Inc., Class A	8,922	4,008,030
McCormick & Co., Inc.	469	31,967
McDonald's Corp.	6,046	1,769,785
McKesson Corp.	903	451,401
MercadoLibre, Inc.†	46	78,743
Merck & Co., Inc.	10,611	1,281,597
Meta Platforms, Inc., Class A†	8,528	3,327,114
MetLife, Inc.	9,803	679,544
Mettler-Toledo International, Inc.†	600	718,314
MGM Resorts International†	18,000	780,660
Micron Technology, Inc.	7,845	672,709
Microsoft Corp.	39,320	15,632,846
Mohawk Industries, Inc.†	177	18,452
Molson Coors Beverage Co., Class B	1,001	61,852
Mondelez International, Inc., Class A	9,090	684,204
Monolithic Power Systems, Inc.	16	9,644
Monster Beverage Corp.†	2,011	110,645
Moody's Corp.	4,180	1,638,727
Motorola Solutions, Inc.	2,477	791,401
MSCI, Inc.	1,079	645,911
NetApp, Inc.	390	34,008
Netflix, Inc.†	2,223	1,254,017
Neurocrine Biosciences, Inc.†	1,261	176,250
Newmont Corp.	11,432	394,518
News Corp., Class B	148	3,784
NIKE, Inc., Class B	6,814	691,825
Northrop Grumman Corp.	549	245,271
NOV, Inc.	3,310	64,578
Nucor Corp.	1,289	240,953
Nutanix, Inc., Class A†	4,748	266,838
NVIDIA Corp.	13,102	8,061,268
NVR, Inc.†	9	63,678
Oracle Corp.	3,876	432,949
O'Reilly Automotive, Inc.†	616	630,199
Oshkosh Corp.	1,823	200,712
Security Description	Shares or Principal Amount	Value

United States (continued)
Otis Worldwide Corp.	3,746	$ 331,296
Owens Corning	854	129,407
Palo Alto Networks, Inc.†	1,190	402,827
Paramount Global, Class B	18,030	263,058
PepsiCo, Inc.	10,673	1,798,721
Pfizer, Inc.	8,799	238,277
Philip Morris International, Inc.	412	37,430
Pioneer Natural Resources Co.	319	73,316
Pool Corp.	50	18,563
Power Integrations, Inc.	585	43,852
PPG Industries, Inc.	1,856	261,770
Principal Financial Group, Inc.	2,611	206,530
Procter & Gamble Co.	13,141	2,064,977
Progressive Corp.	874	155,790
Prologis, Inc.	2,028	256,927
Prudential Financial, Inc.	883	92,653
PulteGroup, Inc.	6,168	644,926
Pure Storage, Inc., Class A†	7,189	287,488
QUALCOMM, Inc.	16,229	2,410,169
Quanta Services, Inc.	59	11,449
Regeneron Pharmaceuticals, Inc.†	372	350,714
Reinsurance Group of America, Inc.	897	155,979
Reliance Steel & Aluminum Co.	345	98,470
Rockwell Automation, Inc.	605	153,234
Roper Technologies, Inc.	272	146,064
Ross Stores, Inc.	881	123,587
RPM International, Inc.	1,010	107,727
S&P Global, Inc.	3,026	1,356,707
Salesforce, Inc.†	5,066	1,424,002
SBA Communications Corp.	113	25,296
SEI Investments Co.	950	60,078
ServiceNow, Inc.†	1,345	1,029,463
Sherwin-Williams Co.	569	173,192
Simon Property Group, Inc.	869	120,452
Sirius XM Holdings, Inc.	12,134	61,762
Skechers USA, Inc., Class A†	1,372	85,668
Splunk, Inc.†	590	90,488
Starbucks Corp.	3,025	281,416
Steel Dynamics, Inc.	961	115,983
Stryker Corp.	1,109	372,047
Summit Materials, Inc., Class A†	351	12,699
Synchrony Financial	3,581	139,193
Synopsys, Inc.†	494	263,475
Sysco Corp.	2,188	177,075
Targa Resources Corp.	228	19,371
Target Corp.	284	39,499
Taylor Morrison Home Corp.†	1,709	89,107
Tenet Healthcare Corp.†	209	17,293
Teradata Corp.†	3,260	150,547
Teradyne, Inc.	2,514	242,827
Tesla, Inc.†	5,720	1,071,299
Textron, Inc.	285	24,142
Thermo Fisher Scientific, Inc.	453	244,158
TJX Cos., Inc.	22,747	2,158,918
Toll Brothers, Inc.	3,024	300,434
Trade Desk, Inc., Class A†	220	15,055
Travelers Cos., Inc.	1,809	382,350
Trex Co., Inc.†	846	68,932
Truist Financial Corp.	1,361	50,439
UGI Corp.	14,468	320,322
Ulta Beauty, Inc.†	70	35,144
United Airlines Holdings, Inc.†	919	38,028
United Therapeutics Corp.†	159	34,150

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
UnitedHealth Group, Inc.	850	$ 434,979
Valero Energy Corp.	1,348	187,237
Veeva Systems, Inc., Class A†	71	14,726
VeriSign, Inc.†	5,518	1,097,420
Verisk Analytics, Inc.	616	148,782
Vertex Pharmaceuticals, Inc.†	955	413,878
Viatris, Inc.	4,741	55,802
Visa, Inc., Class A	12,710	3,473,135
Visteon Corp.†	410	47,269
Vulcan Materials Co.	3,047	688,652
Walmart, Inc.	3,669	606,302
Walt Disney Co.	2,778	266,827
Warner Bros. Discovery, Inc.†	7,880	78,958
Waste Management, Inc.	403	74,809
Wayfair, Inc., Class A†	1,198	60,199
Wells Fargo & Co.	3,612	181,250
West Pharmaceutical Services, Inc.	139	51,851
Western Digital Corp.†	515	29,484
Westinghouse Air Brake Technologies Corp.	459	60,391
Westrock Co.	476	19,164
Weyerhaeuser Co.	6,572	215,364
Workday, Inc., Class A†	1,083	315,229
Workiva, Inc.†	114	10,595
WW Grainger, Inc.	372	333,178
Xylem, Inc.	397	44,639
Yum! Brands, Inc.	188	24,344
Zillow Group, Inc., Class C†	2,458	139,713
Zoetis, Inc.	1,284	241,148
Zscaler, Inc.†	48	11,312
		181,037,041
Total Common Stocks (cost $293,550,128)		331,162,221
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 45.1%
United States — 45.1%
United States Treasury Notes
1.13%, 02/15/2031	$28,500,000	23,776,347
1.25%, 08/15/2031	29,138,400	24,116,579
1.38%, 11/15/2031	38,304,100	31,795,395
1.63%, 05/15/2031	28,000,000	23,996,875
1.88%, 02/15/2032	29,000,000	24,911,680
2.75%, 08/15/2032	26,595,600	24,296,535
2.88%, 05/15/2032	26,613,500	24,613,329
3.38%, 05/15/2033	39,488,200	37,742,081
3.50%, 02/15/2033	50,414,900	48,699,612
3.88%, 08/15/2033	22,165,100	22,033,495
4.13%, 11/15/2032	25,014,100	25,342,410
Total U.S. Government & Agency Obligations (cost $334,903,119)		311,324,338
Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $4,075.00) (cost $2,122,477)	$ 718	$ 1,694,480
WARRANTS — 0.0%
United States — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027† (cost $1,155)	234	8,349
Total Long-Term Investment Securities (cost $630,576,879)		644,189,388
SHORT-TERM INVESTMENTS — 7.4%
U.S. Government — 2.8%
United States Treasury Bills
5.21%, 05/02/2024	6,904,000	6,813,076
5.34%, 02/27/2024	6,385,000	6,360,733
5.34%, 03/05/2024	6,316,000	6,285,575
		19,459,384
Unaffiliated Investment Companies — 4.6%
State Street Institutional Treasury Money Market Fund, Premier Class 5.26%(2)	31,409,927	31,409,927
Total Short-Term Investments (cost $50,868,485)		50,869,311
TOTAL INVESTMENTS (cost $681,445,364)(3)	100.6%	695,058,699
Other assets less liabilities	(0.6)	(3,996,489)
NET ASSETS	100.0%	$691,062,210
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA BlackRock VCP Global Multi Asset Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $1,757,667 representing 0.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of January 31, 2024.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CVR—Contingent Value Rights
FDR—Fiduciary Depositary Receipt

Equity Swaps
Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
JPMorgan Chase Bank	Pay	Russell 1000 Value Index	12-Month SOFR + 0.45%	Quarterly	10/04/2024	$14,876,341	$—	$114,442	$114,442
SOFR—Secured Overnight Financing Rate

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
376	Long	MSCI EAFE Index	March 2024	$40,779,381	$41,980,400	$1,201,019
218	Long	S&P 500 E-Mini Index	March 2024	50,875,883	53,088,450	2,212,567
138	Long	Euro STOXX 50 Index	March 2024	6,817,468	6,926,114	108,646
						$3,522,232
						Unrealized (Depreciation)
119	Short	U.S. Treasury Long Bonds	March 2024	$13,786,250	$14,558,906	$ (772,656)
99	Short	U.S. Treasury Ultra Bonds	March 2024	12,342,464	12,792,657	(450,193)
						$(1,222,849)
		Net Unrealized Appreciation (Depreciation)				$ 2,299,383
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	JPY	27,025,000	USD	192,507	03/21/2024	$ 7,495	$ —
	USD	106,986	CHF	92,000	03/20/2024	167	—
						7,662	—
Citibank, N.A.	CAD	1	USD	—	03/20/2024	—	—
	USD	146,569	AUD	219,000	03/20/2024	—	(2,674)
	USD	13,542,875	EUR	12,384,999	03/20/2024	—	(131,813)
						—	(134,487)
Deutsche Bank AG	AUD	225,000	USD	153,160	03/20/2024	5,323	—
	CAD	38,000	USD	28,179	03/20/2024	—	(103)
	EUR	581,000	USD	635,262	03/20/2024	6,128	—
	NOK	1,494,000	USD	145,229	03/20/2024	3,017	—
	USD	7,107,486	AUD	10,618,386	03/20/2024	—	(130,640)
	USD	288,309	CHF	244,000	03/20/2024	—	(4,120)
	USD	75,607	NOK	804,000	03/20/2024	925	—
	USD	260,577	SEK	2,689,000	03/20/2024	—	(1,698)
						15,393	(136,561)
JPMorgan Chase Bank, N.A.	JPY	267,839,930	USD	1,855,792	03/21/2024	22,171	—
	USD	7,134,847	AUD	10,593,032	03/20/2024	—	(174,660)
	USD	246,898	JPY	35,634,000	03/21/2024	—	(2,950)
	USD	156,574	NOK	1,649,000	03/20/2024	391	—
	USD	53,508	SGD	71,000	03/20/2024	—	(471)
						22,562	(178,081)
Morgan Stanley & Co. International PLC	AUD	225,000	USD	148,299	03/20/2024	462	—
	EUR	673,000	USD	737,391	03/20/2024	8,635	—
	NZD	6,000	USD	3,720	03/20/2024	52	—
	SEK	1,552,000	USD	148,868	03/20/2024	—	(548)
	USD	296	AUD	442	03/20/2024	—	(5)
	USD	1,107,689	EUR	1,007,000	03/20/2024	—	(17,262)
	USD	366,471	JPY	51,868,000	03/21/2024	—	(11,385)
	USD	155,549	SEK	1,587,000	03/20/2024	—	(2,763)
						9,149	(31,963)
UBS AG	EUR	890,735	USD	973,996	03/20/2024	9,466	—
	USD	6,878,758	CAD	9,276,528	03/20/2024	25,407	—
	USD	175,519	GBP	138,000	03/20/2024	—	(567)
						34,873	(567)
Unrealized Appreciation (Depreciation)						$ 89,639	$ (481,659)

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Belgium	$ 165,279	$ 555,285	$ —	$ 720,564
Bermuda	276,209	140,686	—	416,895
Canada	34,934	—	—	34,934
Cayman Islands	187,583	349,240	—	536,823
Curacao	83,228	—	—	83,228
Germany	18,976	15,301,871	—	15,320,847
Guernsey	119,184	—	—	119,184
Ireland	2,550,759	1,433,108	—	3,983,867
Israel	876,686	234,266	—	1,110,952
Jersey	468,335	1,938,868	—	2,407,203
Liberia	134,640	—	—	134,640
Luxembourg	849,340	1,581,258	—	2,430,598
Netherlands	500,133	7,262,634	—	7,762,767
Panama	114,833	—	—	114,833
Singapore	30,506	1,168,863	—	1,199,369
Spain	19,974	3,787,199	—	3,807,173
Switzerland	2,037,078	16,187,928	—	18,225,006
United Kingdom	33,592	17,476,136	0	17,509,728
United States	181,036,888	—	153	181,037,041
Other Countries	—	74,206,569	—	74,206,569
U.S. Government & Agency Obligations	—	311,324,338	—	311,324,338
Purchased Options	1,694,480	—	—	1,694,480
Warrants	8,349	—	—	8,349
Short-Term Investments:
U.S. Government	—	19,459,384	—	19,459,384
Other Short-Term Investments	31,409,927	—	—	31,409,927
Total Investments at Value	$222,650,913	$472,407,633	$153	$695,058,699
Other Financial Instruments:†
Swaps	$ —	$ 114,442	$ —	$ 114,442
Futures Contracts	3,413,586	108,646	—	3,522,232
Forward Foreign Currency Contracts	—	89,639	—	89,639
Total Other Financial Instruments	$ 3,413,586	$ 312,727	$ —	$ 3,726,313
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 1,222,849	$ —	$ —	$ 1,222,849
Forward Foreign Currency Contracts	—	481,659	—	481,659
Total Other Financial Instruments	$ 1,222,849	$ 481,659	$ —	$ 1,704,508
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Short-Term Investments	39.2%
U.S. Government & Agency Obligations	30.0
Banks	14.4
Foreign Government Obligations	10.3
Multi-National	4.5
Internet	1.6
100.0%
Credit Quality†#
Aaa	68.2%
Aa	25.4
A	2.7
Not Rated@	3.7
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 20.5%
Banks — 14.4%
Australia & New Zealand Banking Group, Ltd. FRS
6.06%, (SOFR+0.75%), 07/03/2025*	$ 1,280,000	$ 1,283,987
6.06%, (SOFR+0.75%), 07/03/2025	2,000,000	2,006,230
Commonwealth Bank of Australia FRS
5.71%, (SOFR+0.40%), 07/07/2025*	2,117,000	2,112,366
5.94%, (SOFR+0.63%), 09/12/2025*	4,828,000	4,832,751
6.05%, (SOFR+0.74%), 03/14/2025	1,543,000	1,548,035
6.05%, (SOFR+0.74%), 03/14/2025*	1,500,000	1,504,895
Cooperatieve Rabobank UA FRS
6.01%, (SOFR+0.70%), 07/18/2025	1,948,000	1,952,131
DBS Group Holdings, Ltd. FRS
5.92%, (SOFR+0.61%), 09/12/2025*	4,700,000	4,703,347
5.97%, (SOFR+0.61%), 09/12/2025	2,715,000	2,716,934
Kreditanstalt fuer Wiederaufbau
0.25%, 03/08/2024	379,000	377,049
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.25%, 02/12/2024	8,000,000	7,988,477
National Australia Bank, Ltd. FRS
5.69%, (SOFR+0.38%), 01/12/2025*	550,000	549,874
5.96%, (SOFR+0.65%), 12/10/2025*	2,059,000	2,064,524
6.07%, (SOFR+0.76%), 05/13/2025*	890,000	892,651
Nordea Bank Abp
0.63%, 05/24/2024*	5,000,000	4,926,698
Svenska Handelsbanken AB
0.55%, 06/11/2024*	3,000,000	2,948,244
Westpac Banking Corp.
3.30%, 02/26/2024	9,000,000	8,986,440
Westpac Banking Corp. FRS
6.03%, (SOFR+0.72%), 11/17/2025	233,000	233,683
		51,628,316
Internet — 1.6%
Amazon.com, Inc.
0.45%, 05/12/2024	2,781,000	2,743,186
2.73%, 04/13/2024	3,000,000	2,982,816
		5,726,002
Multi-National — 4.5%
Asian Development Bank
1.63%, 03/15/2024	8,650,000	8,610,995
FMS Wertmanagement
0.38%, 05/06/2024	2,000,000	1,973,999
Inter-American Investment Corp. FRS
5.58%, (SOFR+0.27%), 03/22/2024	5,400,000	5,400,540
		15,985,534
Total Corporate Bonds & Notes (cost $73,428,781)		73,339,852
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 30.0%
U.S. Government — 30.0%
United States Treasury Notes FRS
5.42%, (3 UTBMM+0.13%), 07/31/2025	23,500,000	23,472,713
5.46%, (3 UTBMM+0.17%), 04/30/2025	35,850,000	35,840,321
5.46%, (3 UTBMM+0.17%), 10/31/2025	28,775,000	28,757,863
5.49%, (3 UTBMM+0.20%), 01/31/2025	19,150,000	19,153,424
Total U.S. Government & Agency Obligations (cost $107,287,741)		107,224,321
FOREIGN GOVERNMENT OBLIGATIONS — 10.3%
Banks — 3.0%
Agence Francaise de Developpement EPIC
3.13%, 06/30/2024	8,000,000	7,925,203
Security Description	Shares or Principal Amount	Value

Banks (continued)
Nederlandse Waterschapsbank NV
1.13%, 03/15/2024	$ 3,000,000	$ 2,984,819
		10,910,022
Diversified Financial Services — 2.9%
CDP Financial, Inc.
3.15%, 07/24/2024	3,000,000	2,969,323
CDP Financial, Inc. FRS
5.71%, (SOFR+0.40%), 05/19/2025*	2,400,000	2,402,454
5.71%, (SOFR+0.40%), 05/19/2025	1,600,000	1,601,636
OMERS Finance Trust
2.50%, 05/02/2024	3,250,000	3,225,557
		10,198,970
Regional(State/Province) — 2.8%
Kommuninvest I Sverige AB
0.38%, 02/16/2024*	8,000,000	7,983,276
0.38%, 02/16/2024	200,000	199,582
1.38%, 05/08/2024	1,500,000	1,483,625
Province of Manitoba, Canada
2.60%, 04/16/2024	303,000	301,232
		9,967,715
Sovereign — 1.6%
Caisse d'Amortissement de la Dette Sociale
3.38%, 03/20/2024	917,000	914,252
Export Development Canada
0.50%, 04/08/2024	800,000	792,591
2.63%, 02/21/2024	260,000	259,598
Kommunalbanken AS
2.75%, 02/05/2024	1,786,000	1,785,591
Svensk Exportkredit AB
0.38%, 03/11/2024	2,000,000	1,988,892
		5,740,924
Total Foreign Government Obligations (cost $36,888,110)		36,817,631
Total Long-Term Investment Securities (cost $217,604,632)		217,381,804
SHORT-TERM INVESTMENTS — 39.2%
Commercial Paper — 38.6%
Australia & New Zealand Banking Group, Ltd.
5.50%, 05/15/2024*	1,500,000	1,477,106
5.59%, 02/20/2024*	4,500,000	4,486,672
Bank of Montreal
5.58%, 02/07/2024	2,000,000	1,997,939
5.58%, 03/25/2024	2,000,000	1,984,022
5.61%, 02/12/2024	4,000,000	3,992,931
BNG Bank NV 5.40%, 03/08/2024*	1,000,000	994,505
Caisse d’Amortissement de la Dette Sociale
5.41%, 04/16/2024*	8,800,000	8,699,147
5.49%, 04/29/2024*	500,000	493,311
Caisse des Dépôts et Consignations
5.43%, 05/02/2024*	2,700,000	2,663,119
5.46%, 03/21/2024*	3,000,000	2,977,556
5.49%, 03/12/2024*	4,000,000	3,975,640
Canadian Imperial Bank of Commerce 5.42%, 06/05/2024*	1,600,000	1,570,247
CDP Financial, Inc. 5.51%, 03/27/2024*	1,500,000	1,487,328
Cisco Systems, Inc. 5.27%, 05/21/2024*	500,000	491,949

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial Paper (continued)
Cooperatieve Centrale
5.48%, 02/07/2024	$ 1,500,000	$ 1,498,458
5.56%, 02/07/2024	750,000	749,229
DBS Bank, Ltd. 5.32%, 04/24/2024*	1,900,000	1,875,909
DNB Bank ASA
5.53%, 02/23/2024*	2,250,000	2,242,433
5.62%, 04/22/2024*	1,000,000	988,016
5.62%, 05/16/2024*	2,000,000	1,969,188
Erste Abwicklungsanstalt
5.32%, 02/14/2024*	2,750,000	2,744,304
5.32%, 03/07/2024*	4,500,000	4,475,862
Export Development Canada 5.40%, 03/04/2024	4,000,000	3,980,548
Government of Quebec 5.33%, 03/18/2024*	5,500,000	5,462,046
Hydro-Quebec 5.34%, 03/13/2024*	5,000,000	4,969,002
KFW International Finance, Inc.
5.48%, 04/22/2024*	1,500,000	1,482,072
5.50%, 03/12/2024*	4,000,000	3,976,042
5.50%, 04/05/2024*	700,000	693,375
LVMH Moet Hennessy Louis Vuitton SE
5.29%, 04/05/2024*	306,000	303,056
5.30%, 05/17/2024*	250,000	246,081
5.46%, 02/06/2024*	2,000,000	1,998,230
5.50%, 05/23/2024*	6,800,000	6,687,757
National Securities Clearing Corp.
5.50%, 04/10/2024*	3,000,000	2,968,375
5.50%, 04/22/2024*	3,500,000	3,457,115
5.50%, 04/30/2024*	4,000,000	3,946,500
NRW.BANK
5.54%, 03/06/2024*	2,000,000	1,989,753
5.54%, 03/18/2024*	1,300,000	1,291,056
5.55%, 02/16/2024*	500,000	498,831
5.55%, 03/05/2024*	1,400,000	1,393,032
5.55%, 03/07/2024*	4,000,000	3,978,920
Oesterreichische Nationalbank
5.48%, 02/12/2024	5,500,000	5,490,239
5.49%, 04/05/2024	5,050,000	5,000,747
Province of Alberta 5.50%, 02/26/2024*	5,500,000	5,478,914
Security Description	Shares or Principal Amount	Value

Commercial Paper (continued)
PSP Capital, Inc.
5.47%, 05/13/2024*	$ 2,200,000	$ 2,166,967
5.52%, 04/02/2024*	3,750,000	3,714,996
Toronto-Dominion Bank
5.42%, 03/12/2024*	1,800,000	1,789,112
5.58%, 03/06/2024*	4,550,000	4,526,564
United Overseas Bank, Ltd.
5.49%, 03/11/2024*	1,825,000	1,814,138
5.49%, 05/16/2024*	1,500,000	1,476,412
5.60%, 02/27/2024*	2,500,000	2,489,974
Westpac Banking Corp. 5.34%, 03/18/2024*	1,000,000	993,133
		138,097,858
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(1)	1,940,224	1,940,224
Total Short-Term Investments (cost $140,030,556)		140,038,082
TOTAL INVESTMENTS (cost $357,635,188)(2)	100.0%	357,419,886
Other assets less liabilities	0.0	127,745
NET ASSETS	100.0%	$357,547,631
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA DFA Ultra Short Bond Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $149,608,812 representing 41.8% of net assets.
(1)	The rate shown is the 7-day yield as of January 31, 2024.
(2)	See Note 4 for cost of investments on a tax basis.
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 73,339,852	$—	$ 73,339,852
U.S. Government & Agency Obligations	—	107,224,321	—	107,224,321
Foreign Government Obligations	—	36,817,631	—	36,817,631
Short-Term Investments:
Commercial Paper	—	138,097,858	—	138,097,858
Other Short-Term Investments	1,940,224	—	—	1,940,224
Total Investments at Value	$1,940,224	$355,479,662	$—	$357,419,886
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Banks	16.7%
Semiconductors	14.9
Internet	10.2
Oil & Gas	5.3
Diversified Financial Services	3.7
Computers	3.7
Telecommunications	3.1
Unaffiliated Investment Companies	2.6
Auto Manufacturers	2.4
Chemicals	2.4
Retail	2.2
Food	2.1
Insurance	2.1
Electric	2.0
Electronics	1.9
Iron/Steel	1.8
Pharmaceuticals	1.5
Mining	1.5
Real Estate	1.4
Beverages	1.4
Software	1.2
Healthcare-Services	1.1
Engineering & Construction	1.0
Commercial Services	0.9
Building Materials	0.9
Auto Parts & Equipment	0.8
Electrical Components & Equipment	0.7
Biotechnology	0.6
Transportation	0.5
Coal	0.5
Household Products/Wares	0.5
Miscellaneous Manufacturing	0.5
Leisure Time	0.4
Aerospace/Defense	0.4
Cosmetics/Personal Care	0.4
Agriculture	0.3
Home Furnishings	0.3
Investment Companies	0.3
Holding Companies-Diversified	0.3
Gas	0.3
Lodging	0.3
Machinery-Diversified	0.3
Shipbuilding	0.3
Apparel	0.2
Airlines	0.2
Distribution/Wholesale	0.2
Metal Fabricate/Hardware	0.2
Energy-Alternate Sources	0.2
Forest Products & Paper	0.1
Water	0.1
Entertainment	0.1
Short-Term Investments	0.1
Machinery-Construction & Mining	0.1
REITS	0.1
Pipelines	0.1
Storage/Warehousing	0.1
97.5%
Country Allocation*
India	17.2%
Taiwan	16.4
Cayman Islands	13.5
South Korea	12.1
China	5.9

Brazil	5.8%
Saudi Arabia	4.4
Mexico	3.0
United States	3.0
South Africa	3.0
Indonesia	1.8
Thailand	1.6
United Arab Emirates	1.4
Malaysia	1.3
Qatar	0.9
Kuwait	0.9
Poland	0.9
Hong Kong	0.8
Turkey	0.7
Philippines	0.7
Chile	0.5
Greece	0.4
Bermuda	0.4
Hungary	0.3
Czech Republic	0.2
Colombia	0.1
United Kingdom	0.1
Luxembourg	0.1
Netherlands	0.1
97.5%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.8%
Bermuda — 0.4%
Alibaba Health Information Technology, Ltd.†	56,000	$ 20,483
Beijing Enterprises Water Group, Ltd.	46,000	11,140
China Gas Holdings, Ltd.	42,000	38,281
China Resources Gas Group, Ltd.	12,000	33,919
China Ruyi Holdings, Ltd.†	72,000	12,071
COSCO SHIPPING Ports, Ltd.	26,000	15,964
Credicorp., Ltd.	907	134,626
Kunlun Energy Co., Ltd.	54,000	48,129
Nine Dragons Paper Holdings, Ltd.†	25,000	9,272
Orient Overseas International, Ltd.	1,500	22,356
Shenzhen International Holdings, Ltd.	24,500	20,123
		366,364
Brazil — 5.8%
AMBEV SA	64,100	169,229
Atacadao SA	6,100	12,817
B3 SA - Brasil Bolsa Balcao	76,300	201,592
Banco Bradesco SA	20,471	56,524
Banco Bradesco SA (Preference Shares)	69,915	216,615
Banco BTG Pactual SA	15,400	111,963
Banco do Brasil SA	11,000	125,333
Banco Santander Brasil SA	5,500	31,805
BB Seguridade Participacoes SA	8,600	59,452
CCR SA	13,400	35,485
Centrais Eletricas Brasileiras SA	16,300	134,265
Centrais Eletricas Brasileiras SA (Preference Shares)	3,100	28,682
Cia de Saneamento Basico do Estado de Sao Paulo	5,000	79,586
Cia Energetica de Minas Gerais (Preference Shares)	15,486	36,008
Cia Siderurgica Nacional SA	9,400	33,639
Cosan SA	13,800	50,889
CPFL Energia SA	3,600	26,348
Energisa SA	2,900	29,624
Eneva SA†	11,700	30,133
Engie Brasil Energia SA	1,900	15,562
Equatorial Energia SA	13,300	95,111
Gerdau SA (Preference Shares)	14,595	61,981
Hapvida Participacoes e Investimentos SA*†	64,205	50,282
Hypera SA	4,200	26,899
Itau Unibanco Holding SA (Preference Shares)	63,750	421,792
Itausa SA (Preference Shares)	71,406	144,126
JBS SA	9,600	45,400
Klabin SA	8,700	37,386
Localiza Rent a Car SA	11,680	127,588
Lojas Renner SA	11,110	35,991
Magazine Luiza SA†	41,000	17,378
Natura & Co. Holding SA†	11,900	38,431
Petroleo Brasileiro SA	49,200	418,673
Petroleo Brasileiro SA (Preference Shares)	62,500	510,279
PRIO SA	9,400	83,349
Raia Drogasil SA	16,228	82,869
Rede D'Or Sao Luiz SA*	7,400	40,552
Rumo SA	17,000	79,126
Sendas Distribuidora SA	15,900	43,839
Suzano SA	10,191	106,180
Telefonica Brasil SA	6,300	65,309
TIM SA	8,900	31,149
TOTVS SA	5,600	35,627
Ultrapar Participacoes SA	9,500	54,016
Vale SA	44,788	612,553
Vibra Energia SA	14,100	67,591
WEG SA	21,900	142,953
		4,961,981
Security Description	Shares or Principal Amount	Value

British Virgin Islands — 0.0%
VK Co., Ltd.†(1)(2)	1,364	$ 0
Cayman Islands — 13.5%
3SBio, Inc.*	13,000	9,760
AAC Technologies Holdings, Inc.	9,500	21,223
Airtac International Group	2,000	59,668
Akeso, Inc.*†	6,000	30,427
Alibaba Group Holding, Ltd.	218,228	1,958,910
ANTA Sports Products, Ltd.	17,400	146,093
Autohome, Inc. ADR	772	19,454
Baidu, Inc., Class A†	29,828	390,763
BeiGene, Ltd. ADR†	700	103,761
Bilibili, Inc.†	2,235	20,154
Bosideng International Holdings, Ltd.	42,000	18,859
C&D International Investment Group, Ltd.	9,000	14,809
Chailease Holding Co., Ltd.	18,468	101,919
China Conch Venture Holdings, Ltd.	22,500	17,350
China Feihe, Ltd.*	49,000	22,319
China Hongqiao Group, Ltd.	23,000	16,826
China Lesso Group Holdings, Ltd.	15,000	6,559
China Literature, Ltd.*†	4,200	12,166
China Medical System Holdings, Ltd.	16,000	22,872
China Meidong Auto Holdings, Ltd.	8,000	2,788
China Mengniu Dairy Co., Ltd.	44,000	97,016
China Resources Cement Holdings, Ltd.	36,000	5,755
China Resources Land, Ltd.	46,000	138,835
China Resources Mixc Lifestyle Services, Ltd.*	7,600	21,739
Chinasoft International, Ltd.	36,000	20,397
Chow Tai Fook Jewellery Group, Ltd.	28,200	38,086
Country Garden Holdings Co., Ltd.†	167,000	13,322
Country Garden Services Holdings Co., Ltd.	27,689	18,062
Daqo New Energy Corp. ADR†	750	13,537
Dongyue Group, Ltd.	20,000	13,355
East Buy Holding, Ltd.*†	5,000	14,708
ENN Energy Holdings, Ltd.	11,100	82,051
GCL Technology Holdings, Ltd.	283,000	32,295
GDS Holdings, Ltd., Class A†	9,776	6,523
Geely Automobile Holdings, Ltd.	82,000	77,434
Genscript Biotech Corp.†	14,000	23,205
Greentown China Holdings, Ltd.	13,500	10,049
H World Group, Ltd.	2,724	86,541
Haidilao International Holding, Ltd.*	22,000	34,495
Haitian International Holdings, Ltd.	9,000	19,872
Hansoh Pharmaceutical Group Co., Ltd.*	16,000	23,878
Hengan International Group Co., Ltd.	9,000	27,856
Hygeia Healthcare Holdings Co., Ltd.*	4,600	14,916
Innovent Biologics, Inc.*†	16,000	63,741
iQIYI, Inc. ADR†	5,742	19,236
JD Health International, Inc.*†	15,650	51,236
JD Logistics, Inc.*†	26,400	22,846
JD.com, Inc., Class A	30,877	346,393
Jiumaojiu International Holdings, Ltd.*	10,000	5,858
JOYY, Inc. ADR	750	22,995
Kanzhun, Ltd. ADR	2,500	34,775
KE Holdings, Inc. ADR	9,400	133,198
Kingboard Holdings, Ltd.	10,500	18,605
Kingboard Laminates Holdings, Ltd.	16,000	9,628
Kingdee International Software Group Co., Ltd.†	34,000	32,289
Kingsoft Corp., Ltd.	12,000	29,065
Kuaishou Technology*†	30,700	153,432
Legend Biotech Corp. ADR†	600	33,036
Li Auto, Inc., Class A†	15,200	209,602
Li Ning Co., Ltd.	32,000	67,780
Longfor Group Holdings, Ltd.*	26,000	28,669

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands (continued)
Lufax Holding, Ltd. ADR	2,066	$ 4,896
Meituan, Class B*†	67,190	539,682
Microport Scientific Corp.†	10,000	7,314
MINISO Group Holding, Ltd. ADR	1,300	22,048
Minth Group, Ltd.	10,000	16,191
NetEase, Inc.	26,750	522,217
New Oriental Education & Technology Group, Inc.†	21,360	163,699
NIO, Inc. ADR†	18,029	101,323
Parade Technologies, Ltd.	1,000	35,025
PDD Holdings, Inc. ADR†	6,805	863,350
Ping An Healthcare and Technology Co., Ltd.*†	7,000	10,009
Pop Mart International Group, Ltd.*	7,000	15,518
Qifu Technology, Inc.	1,035	14,852
Sany Heavy Equipment International Holdings Co., Ltd.	14,000	9,079
Shenzhou International Group Holdings, Ltd.	11,700	104,368
Silergy Corp.	4,000	48,785
Sino Biopharmaceutical, Ltd.	141,750	50,942
Smoore International Holdings, Ltd.*	24,000	14,446
Sunny Optical Technology Group Co., Ltd.	10,000	61,295
TAL Education Group ADR†	5,319	56,594
Tencent Holdings, Ltd.	82,200	2,858,922
Tencent Music Entertainment Group ADR†	8,901	83,669
Tingyi Cayman Islands Holding Corp.	26,000	25,844
Tongcheng Travel Holdings, Ltd.†	11,200	22,747
Topsports International Holdings, Ltd.*	17,000	10,980
Trip.com Group, Ltd.†	7,250	263,383
Uni-President China Holdings, Ltd.	18,000	10,076
Vinda International Holdings, Ltd.	5,000	14,773
Vipshop Holdings, Ltd. ADR†	4,613	73,301
Want Want China Holdings, Ltd.	68,000	37,550
Weibo Corp. ADR	688	5,573
Wuxi Biologics Cayman, Inc.*†	49,000	129,297
Xinyi Solar Holdings, Ltd.	66,000	30,307
Xpeng, Inc. ADR†	7,145	59,518
Xtep International Holdings, Ltd.	17,500	8,595
Yadea Group Holdings, Ltd.*	14,000	19,109
Yihai International Holding, Ltd.	7,000	8,953
Zai Lab, Ltd. ADR†	953	20,556
Zhen Ding Technology Holding, Ltd.	7,000	22,441
Zhongsheng Group Holdings, Ltd.	8,000	13,443
ZTO Express Cayman, Inc. ADR	5,548	90,765
		11,584,426
Chile — 0.5%
Banco de Chile	582,395	65,299
Banco de Credito e Inversiones SA	779	20,627
Banco Santander Chile	824,433	38,127
Cencosud SA	17,694	30,792
Cia Cervecerias Unidas SA	1,893	11,482
Cia Sud Americana de Vapores SA	167,320	12,057
Empresas CMPC SA	15,604	25,425
Empresas COPEC SA	5,516	35,067
Enel Americas SA	275,251	27,895
Enel Chile SA	335,891	20,190
Falabella SA†	8,881	21,108
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	2,021	87,596
		395,665
China — 5.9%
Agricultural Bank of China, Ltd.	394,000	152,187
Air China, Ltd.†	20,000	11,117
Security Description	Shares or Principal Amount	Value

China (continued)
Aluminum Corp. of China, Ltd.	34,000	$ 16,524
Anhui Conch Cement Co., Ltd.	17,500	35,095
Bank of China, Ltd.	1,053,000	393,726
Bank of Communications Co., Ltd.	127,000	75,043
Beijing Capital International Airport Co., Ltd.†	24,000	6,937
BYD Co., Ltd.	13,000	289,754
China Cinda Asset Management Co., Ltd.	87,000	8,345
China CITIC Bank Corp., Ltd.	125,000	61,561
China Coal Energy Co., Ltd.	29,000	31,639
China Communications Services Corp., Ltd.	24,000	9,856
China Construction Bank Corp.	1,273,000	754,528
China Everbright Bank Co., Ltd.	45,000	13,316
China Galaxy Securities Co., Ltd.	67,500	32,824
China International Capital Corp., Ltd.*	18,400	21,814
China Life Insurance Co., Ltd.	102,000	117,143
China Longyuan Power Group Corp. Ltd.	45,000	26,934
China Merchants Bank Co., Ltd.	52,000	189,503
China Minsheng Banking Corp., Ltd.	80,000	26,542
China National Building Material Co., Ltd.	54,000	19,020
China Pacific Insurance Group Co., Ltd.	39,000	71,427
China Petroleum & Chemical Corp.	342,000	177,591
China Railway Group, Ltd.	43,000	19,540
China Shenhua Energy Co., Ltd.	49,000	185,199
China Southern Airlines Co., Ltd.†	26,000	9,602
China Tourism Group Duty Free Corp., Ltd.*	1,100	9,608
China Tower Corp., Ltd.*	580,000	64,495
China Vanke Co., Ltd.	24,300	18,947
CITIC Securities Co., Ltd.	28,500	55,135
CMOC Group, Ltd.	42,000	22,833
COSCO SHIPPING Energy Transportation Co., Ltd.	16,000	14,894
COSCO SHIPPING Holdings Co., Ltd.	50,050	52,588
Dongfeng Motor Group Co., Ltd.	36,000	13,841
Flat Glass Group Co., Ltd.	5,000	7,453
Fuyao Glass Industry Group Co., Ltd.*	6,800	30,702
Ganfeng Lithium Co., Ltd.*	4,760	12,723
GF Securities Co., Ltd.	14,600	14,597
Great Wall Motor Co., Ltd.	29,500	28,829
Guangzhou Automobile Group Co., Ltd.	37,200	14,625
Haier Smart Home Co., Ltd.	32,800	92,502
Haitong Securities Co., Ltd.	56,000	25,649
Hangzhou Tigermed Consulting Co., Ltd.*	1,700	5,266
Huaneng Power International, Inc.†	48,000	26,995
Huatai Securities Co., Ltd.*	26,200	30,757
Industrial & Commercial Bank of China, Ltd.	749,000	365,945
Jiangsu Expressway Co., Ltd.	14,000	13,344
Jiangxi Copper Co., Ltd.	12,000	16,627
New China Life Insurance Co., Ltd.	10,800	19,121
Nongfu Spring Co., Ltd.*	24,200	130,440
People's Insurance Co. Group of China, Ltd.	104,000	32,323
PetroChina Co., Ltd.	280,000	200,570
Pharmaron Beijing Co., Ltd.*	4,050	5,242
PICC Property & Casualty Co., Ltd.	96,000	119,345
Ping An Insurance Group Co. of China, Ltd.	84,000	354,451
Postal Savings Bank of China Co., Ltd.*	110,000	52,514
Shandong Gold Mining Co., Ltd.*	8,750	12,568
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	23,122
Shanghai Fosun Pharmaceutical Group Co., Ltd.	6,500	11,023
Shanghai Fudan Microelectronics Group Co., Ltd.	4,000	4,764
Shanghai Pharmaceuticals Holding Co., Ltd.	5,800	8,197
Sinopharm Group Co., Ltd.	16,800	43,810
TravelSky Technology, Ltd.	12,000	12,061
Tsingtao Brewery Co., Ltd.	8,000	45,583
Weichai Power Co., Ltd.	25,000	44,126

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
WuXi AppTec Co., Ltd.*	4,896	$ 33,814
Yankuang Energy Group Co., Inc.	30,000	61,501
Zhaojin Mining Industry Co., Ltd.	16,000	14,850
Zhejiang Expressway Co., Ltd.	18,000	13,315
ZhongAn Online P&C Insurance Co., Ltd.*†	9,700	15,086
Zijin Mining Group Co., Ltd.	72,000	106,096
		5,059,044
Colombia — 0.1%
Bancolombia SA	3,585	30,160
Bancolombia SA (Preference Shares)	5,647	44,492
Interconexion Electrica SA ESP	6,010	26,022
		100,674
Cyprus — 0.0%
Ozon Holdings PLC ADR†(1)(2)	701	0
TCS Group Holding PLC GDR†(1)	1,576	0
		0
Czech Republic — 0.2%
CEZ AS	2,137	80,967
Komercni Banka AS	1,302	42,694
Moneta Money Bank AS*	4,444	19,159
		142,820
Greece — 0.4%
Alpha Services & Holdings SA†	25,956	45,996
Eurobank Ergasias Services & Holdings SA†	27,995	54,005
Hellenic Telecommunications Organization SA	2,692	37,361
JUMBO SA	1,014	28,485
Motor Oil Hellas Corinth Refineries SA	880	24,037
Mytilineos SA	1,227	50,385
National Bank of Greece SA†	7,176	54,518
OPAP SA	2,396	41,484
Public Power Corp. S.A.†	2,501	33,045
		369,316
Hong Kong — 0.8%
Beijing Enterprises Holdings, Ltd.	6,000	21,717
BYD Electronic International Co., Ltd.	9,500	32,500
China Everbright Environment Group, Ltd.	45,000	15,623
China Merchants Port Holdings Co., Ltd.	17,320	21,439
China Power International Development, Ltd.	75,000	28,047
China Resources Beer Holdings Co., Ltd.	22,000	79,203
China Resources Pharmaceutical Group, Ltd.*	23,000	13,938
China Resources Power Holdings Co., Ltd.	28,000	56,584
China Taiping Insurance Holdings Co., Ltd.	21,600	17,758
China Traditional Chinese Medicine Holdings Co., Ltd.	32,000	12,215
CITIC, Ltd.	78,000	75,016
CSPC Pharmaceutical Group, Ltd.	122,320	89,764
Fosun International, Ltd.	37,000	19,364
Guangdong Investment, Ltd.	38,000	22,040
Hua Hong Semiconductor, Ltd.*†	6,000	10,790
Lenovo Group, Ltd.	106,000	109,681
Yuexiu Property Co., Ltd.	28,000	17,439
		643,118
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	6,654	54,529
OTP Bank Nyrt	3,169	146,534
Richter Gedeon Nyrt	1,902	51,320
		252,383
Security Description	Shares or Principal Amount	Value

India — 17.2%
ABB India, Ltd.	738	$ 41,292
ACC, Ltd.	753	23,053
Adani Enterprises, Ltd.	2,236	84,391
Adani Green Energy, Ltd.†	4,464	89,740
Adani Ports & Special Economic Zone, Ltd.	6,474	93,918
Adani Power, Ltd.†	10,645	72,308
Ambuja Cements, Ltd.	7,361	49,363
Apollo Hospitals Enterprise, Ltd.	1,385	105,039
Asian Paints, Ltd.	5,198	184,995
AU Small Finance Bank, Ltd.*	2,023	15,467
Aurobindo Pharma, Ltd.	3,893	53,981
Avenue Supermarts, Ltd.*†	2,121	97,164
Axis Bank, Ltd.	29,789	382,656
Bajaj Auto, Ltd.	798	73,638
Bajaj Finance, Ltd.	3,610	298,295
Bajaj Finserv, Ltd.	4,870	94,787
Bajaj Holdings & Investment, Ltd.	357	35,799
Balkrishna Industries, Ltd.	1,036	30,692
Bandhan Bank, Ltd.*	9,067	24,821
Bank of Baroda	13,447	40,045
Berger Paints India, Ltd.	3,135	21,302
Bharat Electronics, Ltd.	44,040	98,644
Bharat Forge, Ltd.	2,445	36,231
Bharat Petroleum Corp., Ltd.	11,716	70,567
Bharti Airtel, Ltd.	28,822	406,374
Britannia Industries, Ltd.	1,420	88,252
CG Power & Industrial Solutions, Ltd.	8,762	49,224
Cholamandalam Investment & Finance Co., Ltd.	4,836	68,915
Cipla, Ltd.	6,084	98,913
Coal India, Ltd.	21,962	107,274
Colgate-Palmolive India, Ltd.	1,376	42,639
Container Corp. Of India, Ltd.	2,762	29,299
Dabur India, Ltd.	6,181	40,183
Divi's Laboratories, Ltd.	1,452	63,782
DLF, Ltd.	7,657	73,182
Dr Reddy's Laboratories, Ltd.	1,567	115,436
Eicher Motors, Ltd.	1,700	78,427
GAIL India, Ltd.	29,109	60,292
Godrej Consumer Products, Ltd.	5,234	73,025
Godrej Properties, Ltd.†	1,798	51,128
Grasim Industries, Ltd.	3,820	99,269
Havells India, Ltd.	2,980	46,380
HCL Technologies, Ltd.	12,950	244,783
HDFC Bank, Ltd.	36,567	640,116
HDFC Life Insurance Co., Ltd.*	12,121	83,834
Hero MotoCorp, Ltd.	1,510	83,538
Hindalco Industries, Ltd.	15,869	109,940
Hindustan Aeronautics, Ltd.	2,146	77,326
Hindustan Petroleum Corp., Ltd.	8,320	46,267
Hindustan Unilever, Ltd.	10,791	321,485
ICICI Bank, Ltd.	67,869	836,831
ICICI Lombard General Insurance Co., Ltd.*	2,658	48,013
ICICI Prudential Life Insurance Co., Ltd.*	4,024	24,286
Indian Hotels Co., Ltd.	10,791	63,689
Indian Oil Corp., Ltd.	36,076	63,629
Indian Railway Catering & Tourism Corp., Ltd.	3,145	36,966
Indraprastha Gas, Ltd.	3,557	18,355
Info Edge India, Ltd.	950	57,652
Infosys, Ltd.	43,684	869,764
InterGlobe Aviation, Ltd.*†	1,692	60,203
ITC, Ltd.	39,359	209,238
Jindal Steel & Power, Ltd.	5,040	45,578
Jio Financial Services, Ltd.†	41,193	123,179

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
JSW Steel, Ltd.	7,619	$ 74,648
Jubilant Foodworks, Ltd.	5,085	31,540
Kotak Mahindra Bank, Ltd.	14,293	313,279
Larsen & Toubro, Ltd.	9,173	382,973
LTIMindtree, Ltd.*	1,337	86,726
Lupin, Ltd.	2,736	49,243
Mahindra & Mahindra, Ltd.	12,098	240,314
Marico, Ltd.	6,506	41,378
Maruti Suzuki India, Ltd.	1,651	201,408
Max Healthcare Institute, Ltd.	9,900	93,480
Mphasis, Ltd.	1,114	34,514
MRF, Ltd.	17	29,049
Muthoot Finance, Ltd.	1,484	24,750
Nestle India, Ltd.	4,550	137,198
NTPC, Ltd.	55,297	211,393
Oil & Natural Gas Corp., Ltd.	35,442	107,946
Page Industries, Ltd.	62	27,886
Petronet LNG, Ltd.	9,779	31,523
PI Industries, Ltd.	1,010	40,935
Pidilite Industries, Ltd.	2,030	61,718
Power Grid Corp. of India, Ltd.	56,072	174,850
Reliance Industries, Ltd.	40,174	1,374,542
Samvardhana Motherson International, Ltd.	23,245	31,661
SBI Cards & Payment Services, Ltd.	2,884	24,851
SBI Life Insurance Co., Ltd.*	6,146	103,846
Shree Cement, Ltd.	127	43,428
Shriram Finance, Ltd.	2,960	87,814
Siemens, Ltd.	913	45,373
Sona BLW Precision Forgings, Ltd.*	5,192	38,662
SRF, Ltd.	1,957	54,474
State Bank of India	23,858	184,139
Sun Pharmaceutical Industries, Ltd.	13,247	225,300
Tata Consultancy Services, Ltd.	12,008	549,720
Tata Consumer Products, Ltd.	8,350	112,323
Tata Elxsi, Ltd.	477	43,544
Tata Motors, Ltd.	22,179	235,096
Tata Power Co., Ltd.	19,071	89,104
Tata Steel, Ltd.	94,670	154,687
Tech Mahindra, Ltd.	6,969	110,792
Titan Co., Ltd.	4,707	208,883
Torrent Pharmaceuticals, Ltd.	1,084	32,697
Trent, Ltd.	1,848	68,595
Tube Investments of India, Ltd.	1,374	64,456
TVS Motor Co., Ltd.	2,672	63,990
UltraTech Cement, Ltd.	1,531	186,579
United Spirits, Ltd.	2,861	37,403
UPL, Ltd.	6,028	38,956
Varun Beverages, Ltd.	5,982	91,890
Vedanta, Ltd.	9,884	32,668
Wipro, Ltd.	17,946	102,355
Yes Bank, Ltd.†	111,453	32,242
Zomato, Ltd.†	55,660	93,053
		14,734,728
Indonesia — 1.8%
Adaro Energy Tbk PT	183,600	27,831
Aneka Tambang Tbk	102,700	10,070
Astra International Tbk PT	260,900	84,290
Bank Central Asia Tbk PT	726,700	439,213
Bank Mandiri Persero Tbk PT	502,000	210,621
Bank Negara Indonesia Persero Tbk PT	181,200	65,791
Bank Rakyat Indonesia Persero Tbk PT	912,200	327,443
Security Description	Shares or Principal Amount	Value

Indonesia (continued)
Barito Pacific Tbk PT	306,794	$ 20,505
Charoen Pokphand Indonesia Tbk PT	92,900	26,340
Indah Kiat Pulp & Paper Corp. PT	36,200	17,906
Indofood CBP Sukses Makmur Tbk PT	20,800	15,535
Indofood Sukses Makmur Tbk PT	47,000	18,972
Kalbe Farma Tbk PT	224,100	21,430
Merdeka Copper Gold Tbk PT†	155,600	26,523
Sarana Menara Nusantara Tbk PT	189,300	10,677
Semen Indonesia Persero Tbk PT	34,700	13,621
Sumber Alfaria Trijaya Tbk PT	203,900	34,116
Telkom Indonesia Persero Tbk PT	646,400	162,219
Unilever Indonesia Tbk PT	91,400	17,949
United Tractors Tbk PT	23,600	34,214
		1,585,266
Kuwait — 0.9%
Agility Public Warehousing Co. KSCP†	19,532	36,745
Boubyan Bank KSCP	15,537	31,017
Gulf Bank KSCP	22,838	21,520
Kuwait Finance House KSCP	109,018	273,229
Mabanee Co. KPSC	13,330	33,382
Mobile Telecommunications Co. KSCP	21,217	36,254
National Bank of Kuwait SAKP	99,013	315,265
		747,412
Luxembourg — 0.1%
Allegro.eu SA*†	5,091	38,571
Reinet Investments SCA	1,465	36,754
		75,325
Malaysia — 1.3%
AMMB Holdings Bhd	15,800	14,154
Axiata Group Bhd	30,600	17,598
CELCOMDIGI Bhd	32,000	28,744
CIMB Group Holdings Bhd	84,200	110,779
Dialog Group Bhd	47,800	18,466
Gamuda Bhd	26,600	28,416
Genting Bhd	23,000	22,909
Genting Malaysia Bhd	28,800	16,395
Hong Leong Bank Bhd	8,500	34,461
IHH Healthcare Bhd	22,700	29,278
Inari Amertron Bhd	40,600	27,167
IOI Corp. Bhd	27,900	23,500
Kuala Lumpur Kepong Bhd	4,800	22,525
Malayan Banking Bhd	64,500	126,260
Maxis Bhd	24,800	19,935
MISC Bhd	15,100	23,422
Nestle Malaysia Bhd	1,100	27,757
Petronas Chemicals Group Bhd	30,400	43,456
Petronas Dagangan Bhd	3,700	16,700
Petronas Gas Bhd	9,400	35,191
PPB Group Bhd	8,200	25,059
Press Metal Aluminium Holdings Bhd	48,700	48,769
Public Bank Bhd	199,600	185,097
QL Resources Bhd	11,600	14,270
RHB Bank Bhd	19,700	23,298
Sime Darby Bhd	26,300	13,495
Sime Darby Plantation Bhd	23,000	21,448
Telekom Malaysia Bhd	11,600	14,511
Tenaga Nasional Bhd	35,400	80,288
Top Glove Corp. Bhd†	68,500	13,468
		1,126,816

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico — 3.0%
Alfa SAB de CV	38,800	$ 30,343
America Movil SAB de CV	412,000	371,749
Arca Continental SAB de CV	6,800	77,310
Banco del Bajio SA*	9,800	37,403
Cemex SAB de CV CPO†	206,400	171,126
Coca-Cola Femsa SAB de CV	7,385	70,188
Fibra Uno Administracion SA de CV	37,300	63,346
Fomento Economico Mexicano SAB de CV	26,100	353,434
Gruma SAB de CV, Class B	2,775	51,916
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,800	74,741
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,495	72,624
Grupo Bimbo SAB de CV, Class A	17,400	79,117
Grupo Carso SAB de CV, Class A1	7,200	67,426
Grupo Financiero Banorte SAB de CV, Class O	35,400	359,954
Grupo Financiero Inbursa SAB de CV, Class O†	27,200	80,408
Grupo Mexico SAB de CV, Class B	42,700	220,105
Grupo Televisa SAB CPO	30,800	18,521
Industrias Penoles SAB de CV†	1,630	21,408
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	39,281
Operadora De Sites Mexicanos SAB de CV	14,700	15,971
Orbia Advance Corp SAB de CV	12,000	23,886
Promotora y Operadora de Infraestructura SAB de CV	2,130	20,964
Wal-Mart de Mexico SAB de CV	70,300	290,366
		2,611,587
Netherlands — 0.1%
NEPI Rockcastle NV	5,148	34,647
Pepco Group NV†	2,620	14,276
X5 Retail Group NV GDR†(1)(2)	1,555	0
Yandex NV, Class A†(1)(2)	4,192	0
		48,923
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	2,325	35,270
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	21,390	18,448
ACEN Corp.	8,448	637
Ayala Corp.	3,755	45,315
Ayala Land, Inc.	108,400	65,601
Bank of the Philippine Islands	25,015	49,017
BDO Unibank, Inc.	29,640	76,090
International Container Terminal Services, Inc.	11,660	50,416
JG Summit Holdings, Inc.	39,165	26,732
Jollibee Foods Corp.	4,780	21,550
Manila Electric Co.	2,750	17,691
Metropolitan Bank & Trust Co.	18,723	18,986
PLDT, Inc.	1,155	26,024
SM Investments Corp.	3,160	50,381
SM Prime Holdings, Inc.	134,700	81,905
Universal Robina Corp.	10,620	21,063
		569,856
Poland — 0.9%
Bank Polska Kasa Opieki SA	2,138	82,465
CD Projekt SA	878	22,887
Dino Polska SA*†	661	71,376
KGHM Polska Miedz SA	1,972	54,656
LPP SA	16	62,190
mBank SA†	186	24,681
Orlen SA	7,580	118,029
PGE Polska Grupa Energetyczna SA†	10,070	21,307
Powszechna Kasa Oszczednosci Bank Polski SA	11,583	147,472
Security Description	Shares or Principal Amount	Value

Poland (continued)
Powszechny Zaklad Ubezpieczen SA	7,578	$ 91,510
Santander Bank Polska SA	376	45,718
		742,291
Qatar — 0.9%
Barwa Real Estate Co.	34,884	27,633
Commercial Bank PSQC	42,642	61,488
Dukhan Bank	21,946	23,624
Industries Qatar QSC	19,992	65,796
Masraf Al Rayan QSC	71,297	46,018
Mesaieed Petrochemical Holding Co.	45,719	21,130
Ooredoo Q.P.S.C.	6,504	19,123
Qatar Electricity & Water Co. QSC	4,301	20,494
Qatar Fuel QSC	6,324	27,254
Qatar Gas Transport Co., Ltd.	36,420	34,717
Qatar International Islamic Bank QSC	13,451	38,489
Qatar Islamic Bank SAQ	22,644	121,260
Qatar National Bank Q.P.S.C.	60,562	257,978
		765,004
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	158,896	0
Lukoil PJSC ADR(1)(2)	5,515	0
MMC Norilsk Nickel PJSC ADR†(1)(2)	8,556	0
Mobile TeleSystems PJSC ADR†(1)(2)	5,342	0
Novatek PJSC GDR†(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR†(1)(2)	1,814	0
Phosagro PJSC†(1)(2)	13	0
Phosagro PJSC GDR†(1)(2)	1,927	0
Polyus PJSC GDR†(1)(2)	852	0
Rosneft PJSC GDR†(1)(2)	16,114	0
Severstal PAO GDR†(1)(2)	2,862	0
Surgutneftegas PJSC ADR†(1)(2)	10,541	0
Tatneft PJSC ADR†(1)(2)	2,926	0
		0
Saudi Arabia — 4.4%
ACWA Power Co.	1,146	73,380
Advanced Petrochemical Co.	1,578	16,001
Al Rajhi Bank	25,857	577,654
Alinma Bank	13,115	144,508
Almarai Co. JSC	3,390	51,578
Arab National Bank	7,328	48,702
Arabian Internet & Communications Services Co.	329	28,735
Bank AlBilad	6,412	76,040
Bank Al-Jazira†	5,363	28,811
Banque Saudi Fransi	7,816	83,275
Bupa Arabia for Cooperative Insurance Co.	961	52,870
Dallah Healthcare Co.	428	18,838
Dar Al Arkan Real Estate Development Co.†	9,752	33,745
Dr. Sulaiman Al Habib Medical Services Group Co.	1,203	93,040
Elm Co.	315	75,614
Emaar Economic City†	6,792	14,371
Etihad Etisalat Co.	5,135	71,348
Jarir Marketing Co.	6,400	25,998
Mobile Telecommunications Co. Saudi Arabia	5,798	20,631
Mouwasat Medical Services Co.	982	31,076
Nahdi Medical Co.	517	19,384
National Industrialization Co.†	4,020	12,506
Rabigh Refining & Petrochemical Co.†	2,559	6,226
Riyad Bank	18,467	139,862
SABIC Agri-Nutrients Co.	3,006	102,665
Sahara International Petrochemical Co.	4,799	40,219
Saudi Arabian Mining Co.†	16,909	208,871

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Saudi Arabian Oil Co.*	36,115	$ 294,815
Saudi Aramco Base Oil Co.	594	23,105
Saudi Awwal Bank	12,910	123,295
Saudi Basic Industries Corp.	12,362	256,385
Saudi Electricity Co.	11,038	55,727
Saudi Industrial Investment Group	4,949	26,741
Saudi Investment Bank	6,604	27,446
Saudi Kayan Petrochemical Co.†	10,442	25,537
Saudi National Bank	38,782	418,259
Saudi Research & Media Group†	462	25,574
Saudi Tadawul Group Holding Co.	458	25,250
Saudi Telecom Co.	26,112	283,756
Savola Group	3,609	43,261
Yanbu National Petrochemical Co.	3,335	34,137
		3,759,236
Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	18,706
South Africa — 3.0%
Absa Group, Ltd.	12,013	105,159
African Rainbow Minerals, Ltd.	1,413	13,976
Anglo American Platinum, Ltd.	710	29,927
Aspen Pharmacare Holdings, Ltd.	4,858	50,391
Bid Corp., Ltd.	4,316	104,604
Bidvest Group, Ltd.	3,426	45,206
Capitec Bank Holdings, Ltd.	1,207	128,819
Clicks Group, Ltd.	3,106	49,977
Discovery, Ltd.	6,646	49,154
Exxaro Resources, Ltd.	3,710	36,949
FirstRand, Ltd.	67,458	244,534
Foschini Group, Ltd.	4,145	25,195
Gold Fields, Ltd.	11,884	176,465
Growthpoint Properties, Ltd.	38,120	24,004
Harmony Gold Mining Co., Ltd.	6,594	41,191
Impala Platinum Holdings, Ltd.	10,887	42,052
Kumba Iron Ore, Ltd.	844	24,943
Mr. Price Group, Ltd.	3,088	28,285
MTN Group, Ltd.	22,749	115,826
MultiChoice Group, Ltd.†	5,919	23,639
Naspers, Ltd.	2,577	430,887
Nedbank Group, Ltd.	5,570	64,737
Northam Platinum Holdings, Ltd.	4,333	29,173
Old Mutual, Ltd.	61,491	41,011
OUTsurance Group, Ltd.	11,213	25,271
Pepkor Holdings, Ltd.*	16,088	16,518
Remgro, Ltd.	5,915	49,783
Sanlam, Ltd.	23,915	91,398
Sasol, Ltd.	7,454	64,495
Shoprite Holdings, Ltd.	6,487	93,996
Sibanye Stillwater, Ltd.	35,477	42,882
Standard Bank Group, Ltd.	17,725	188,810
Vodacom Group, Ltd.	8,572	42,641
Woolworths Holdings, Ltd.	11,889	44,152
		2,586,050
South Korea — 12.1%
Amorepacific Corp.†	423	36,993
BGF retail Co., Ltd.	92	9,675
Celltrion Pharm, Inc.†	249	18,932
Celltrion, Inc.	2,039	273,081
CJ CheilJedang Corp.	113	24,546
CosmoAM&T Co., Ltd.†	304	29,791
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Coway Co., Ltd.	543	$ 22,341
DB Insurance Co., Ltd.†	563	36,838
Doosan Bobcat, Inc.	500	18,806
Doosan Enerbility Co., Ltd.†	5,807	66,804
Ecopro BM Co., Ltd.†	600	93,387
E-MART, Inc.†	247	14,292
F&F Co., Ltd.†	223	11,757
GS Holdings Corp.†	649	22,474
Hana Financial Group, Inc.	4,136	146,958
Hankook Tire & Technology Co., Ltd.†	947	36,048
Hanmi Pharm Co., Ltd.†	79	19,134
Hanon Systems	2,390	11,006
Hanwha Aerospace Co., Ltd.†	453	46,330
Hanwha Solutions Corp.†	1,512	36,927
HD Hyundai Co., Ltd.	510	27,053
HLB, Inc.†	1,245	62,462
HMM Co., Ltd.†	3,345	48,248
Hotel Shilla Co., Ltd.	288	12,476
HYBE Co., Ltd.†	243	36,205
Hyundai Engineering & Construction Co., Ltd.†	947	24,500
Hyundai Glovis Co., Ltd.†	239	31,050
Hyundai Heavy Industries Co., Ltd.†	234	19,812
Hyundai Mipo Dockyard Co., Ltd.†	311	15,546
Hyundai Mobis Co., Ltd.	808	125,736
Hyundai Motor Co.	1,861	268,893
Hyundai Motor Co. (2nd Preference Shares)	341	30,070
Hyundai Motor Co. (Preference Shares)	195	17,166
Hyundai Steel Co.†	1,079	26,790
Industrial Bank of Korea†	2,725	25,506
Kakao Corp.†	4,181	162,135
Kakao Games Corp.†	409	7,434
KakaoBank Corp.	2,150	43,159
Kakaopay Corp.†	374	13,043
Kangwon Land, Inc.†	1,186	13,288
KB Financial Group, Inc.	5,445	230,801
Kia Corp.†	3,625	277,241
Korea Aerospace Industries, Ltd.†	1,110	41,645
Korea Electric Power Corp.†	3,329	49,060
Korea Investment Holdings Co., Ltd.†	528	24,103
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	463	38,924
Korea Zinc Co., Ltd.	116	40,939
Korean Air Lines Co., Ltd.†	2,137	35,827
Krafton, Inc.†	297	47,583
KT Corp.†	681	17,971
KT&G Corp.	1,349	91,392
Kumho Petrochemical Co., Ltd.†	246	22,910
L&F Co., Ltd.†	302	31,952
LG Chem, Ltd.	650	208,907
LG Chem, Ltd. (Preference Shares)	87	17,445
LG Corp.	1,184	72,309
LG Display Co., Ltd.†	3,126	27,116
LG Electronics, Inc.	1,484	102,648
LG Energy Solution, Ltd.†	475	133,098
LG H&H Co., Ltd.	134	30,187
LG Innotek Co., Ltd.	178	25,188
LG Uplus Corp.	1,876	14,368
Lotte Chemical Corp.	224	21,834
Lotte Energy Materials Corp.	315	7,346
Meritz Financial Group, Inc.	1,285	65,352
Mirae Asset Daewoo Co., Ltd.†	3,672	21,462
NAVER Corp.	1,734	256,399
NCSoft Corp.	226	33,198
Netmarble Corp.*†	264	11,353

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Orion Corp.	289	$ 19,676
Pan Ocean Co., Ltd.†	3,044	8,295
PearlAbyss Corp.†	340	8,267
POSCO Future M Co., Ltd.†	407	75,251
POSCO Holdings, Inc.	962	302,168
Posco International Corp.†	696	26,883
Samsung Biologics Co., Ltd.*†	224	140,681
Samsung C&T Corp.	1,149	117,858
Samsung Electro-Mechanics Co., Ltd.	768	79,344
Samsung Electronics Co., Ltd.	63,183	3,426,081
Samsung Electronics Co., Ltd. (Preference Shares)	11,043	480,761
Samsung Engineering Co., Ltd.†	1,634	26,982
Samsung Fire & Marine Insurance Co., Ltd.†	403	79,475
Samsung Heavy Industries Co., Ltd.†	8,827	47,810
Samsung Life Insurance Co., Ltd.	978	50,554
Samsung SDI Co., Ltd.	724	198,102
Samsung SDS Co., Ltd.	443	50,425
Samsung Securities Co. Ltd.	706	19,836
Shinhan Financial Group Co., Ltd.	5,638	172,509
SK Biopharmaceuticals Co., Ltd.†	407	28,078
SK Bioscience Co., Ltd.†	260	12,231
SK Hynix, Inc.	7,210	714,304
SK IE Technology Co., Ltd.*†	193	10,558
SK Innovation Co., Ltd.†	807	69,716
SK Square Co., Ltd.†	1,308	50,550
SK, Inc.	560	76,250
SKC Co., Ltd.†	252	14,272
S-Oil Corp.	578	29,327
Woori Financial Group, Inc.	7,094	73,524
Yuhan Corp.	757	33,408
		10,428,426
Taiwan — 16.4%
Accton Technology Corp.	7,000	116,603
Acer, Inc.	41,000	59,675
Advantech Co., Ltd.	7,148	76,759
ASE Technology Holding Co., Ltd.	40,000	171,869
Asia Cement Corp.	22,000	27,880
Asustek Computer, Inc.	11,000	154,873
AUO Corp.	91,200	53,506
Catcher Technology Co., Ltd.	10,000	62,023
Cathay Financial Holding Co., Ltd.	125,000	175,649
Chang Hwa Commercial Bank, Ltd.	47,791	26,620
Cheng Shin Rubber Industry Co., Ltd.	16,000	23,168
China Airlines, Ltd.	38,000	24,582
China Development Financial Holding Corp.†	201,451	77,179
China Steel Corp.	156,000	125,079
Chunghwa Telecom Co., Ltd.	49,000	186,079
Compal Electronics, Inc.	66,000	75,202
CTBC Financial Holding Co., Ltd.	228,000	206,394
Delta Electronics, Inc.	27,000	240,085
E Ink Holdings, Inc.	12,000	79,162
E.Sun Financial Holding Co., Ltd.	170,629	134,583
Eclat Textile Co., Ltd.	2,000	34,733
eMemory Technology, Inc.	1,000	88,751
Eva Airways Corp.	35,000	35,095
Evergreen Marine Corp. Taiwan, Ltd.	13,000	62,569
Far Eastern New Century Corp.	27,000	26,584
Far EasTone Telecommunications Co., Ltd.	20,000	51,379
Feng TAY Enterprise Co., Ltd.	5,913	30,355
First Financial Holding Co., Ltd.	146,066	123,788
Formosa Chemicals & Fibre Corp.	43,000	77,271
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Formosa Petrochemical Corp.	16,000	$ 38,004
Formosa Plastics Corp.	48,000	110,341
Fubon Financial Holding Co., Ltd.	106,722	219,169
Giant Manufacturing Co., Ltd.	4,000	22,737
Global Unichip Corp.	1,000	48,508
Globalwafers Co., Ltd.	3,000	55,167
Hon Hai Precision Industry Co., Ltd.	163,200	532,321
Hotai Motor Co., Ltd.	4,080	82,125
Hua Nan Financial Holdings Co., Ltd.	112,833	77,601
Innolux Corp.	95,432	49,587
Inventec Corp.	37,000	64,316
Largan Precision Co., Ltd.	1,000	78,717
Lite-On Technology Corp.	29,000	99,732
MediaTek, Inc.	20,000	615,478
Mega Financial Holding Co., Ltd.	154,602	185,090
Micro-Star International Co., Ltd.	12,000	69,364
momo.com, Inc.	1,320	18,270
Nan Ya Plastics Corp.	65,000	126,046
Nan Ya Printed Circuit Board Corp.	3,000	21,561
Nanya Technology Corp.	16,000	34,821
Nien Made Enterprise Co., Ltd.	2,000	21,256
Novatek Microelectronics Corp.	8,000	129,875
Pegatron Corp.	30,000	78,754
PharmaEssentia Corp.†	3,000	30,197
Pou Chen Corp.	21,000	21,113
Powerchip Semiconductor Manufacturing Corp.	38,000	32,544
President Chain Store Corp.	6,000	50,533
Quanta Computer, Inc.	36,000	279,169
Realtek Semiconductor Corp.	6,000	89,272
Ruentex Development Co., Ltd.	17,955	20,344
Shanghai Commercial & Savings Bank, Ltd.	49,000	69,154
Shin Kong Financial Holding Co., Ltd.†	120,598	32,239
SinoPac Financial Holdings Co., Ltd.	135,841	83,036
Synnex Technology International Corp.	15,000	34,394
Taishin Financial Holding Co., Ltd.	145,196	79,437
Taiwan Business Bank	73,728	31,369
Taiwan Cement Corp.	78,512	79,851
Taiwan Cooperative Financial Holding Co., Ltd.	138,926	112,632
Taiwan High Speed Rail Corp.	21,000	19,774
Taiwan Mobile Co., Ltd.	21,000	65,695
Taiwan Semiconductor Manufacturing Co., Ltd.	325,000	6,510,731
Unimicron Technology Corp.	17,000	94,559
Uni-President Enterprises Corp.	62,000	142,991
United Microelectronics Corp.	148,000	229,665
Vanguard International Semiconductor Corp.	13,000	30,372
Voltronic Power Technology Corp.	1,000	42,512
Walsin Lihwa Corp.	35,000	39,279
Win Semiconductors Corp.	5,000	24,572
Winbond Electronics Corp.	40,000	34,401
Wistron Corp.	35,000	126,008
Wiwynn Corp.	1,000	69,157
WPG Holdings, Ltd.	15,000	41,503
Yageo Corp.	3,775	66,306
Yang Ming Marine Transport Corp.	20,000	30,586
Yuanta Financial Holding Co., Ltd.	119,850	102,995
		14,122,725
Thailand — 1.6%
Advanced Info Service PCL NVDR	15,700	96,627
Airports of Thailand PCL NVDR	57,200	95,834
Bangkok Dusit Medical Services PCL NVDR	126,400	97,623
Bangkok Expressway & Metro PCL	106,300	22,023
Banpu PCL	66,732	11,662

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
BTS Group Holdings PCL NVDR	107,600	$ 18,118
Bumrungrad Hospital PCL	4,600	31,118
Central Pattana PCL NVDR	31,200	56,698
Central Retail Corp. PCL NVDR	20,508	19,073
Charoen Pokphand Foods PCL NVDR	51,700	27,069
CP ALL PCL NVDR	76,500	111,854
Delta Electronics Thai PCL NVDR	42,000	92,039
Energy Absolute PCL NVDR	22,100	24,447
Gulf Energy Development PCL NVDR	40,900	49,792
Home Product Center PCL NVDR	84,300	24,768
Indorama Ventures PCL NVDR	24,900	16,475
Intouch Holdings PCL NVDR	15,000	30,992
Kasikornbank PCL NVDR	8,400	28,390
Krung Thai Bank PCL NVDR	46,300	20,748
Land & Houses PCL NVDR	102,700	22,107
Minor International PCL NVDR	35,300	30,154
Osotspa PCL NVDR	19,100	11,117
PTT Exploration & Production PCL NVDR	18,100	75,966
PTT Global Chemical PCL NVDR	28,700	26,878
PTT Oil & Retail Business PCL NVDR	37,000	18,557
PTT PCL NVDR	133,900	127,167
Ratch Group PCL NVDR	15,300	12,988
SCB X PCL NVDR	11,600	33,874
SCG Packaging PCL NVDR	16,300	14,350
Siam Cement PCL NVDR	10,600	80,474
Thai Oil PCL NVDR	15,100	23,144
True Corp. PCL NVDR†	88,527	15,007
		1,367,133
Turkey — 0.7%
Akbank Turk AS	36,733	47,785
Aselsan Elektronik Sanayi Ve Ticaret AS	19,464	32,433
BIM Birlesik Magazalar AS	5,965	74,920
Eregli Demir ve Celik Fabrikalari TAS†	17,018	24,209
Ford Otomotiv Sanayi AS	887	25,783
Haci Omer Sabanci Holding AS	12,699	30,384
Hektas Ticaret TAS†	14,396	8,443
KOC Holding AS	9,241	49,042
Koza Altin Isletmeleri AS	12,969	8,873
Pegasus Hava Tasimaciligi AS†	590	14,606
Sasa Polyester Sanayi AS†	13,355	16,917
Tofas Turk Otomobil Fabrikasi AS	1,503	12,201
Tupras Turkiye Petrol Rafinerileri AS	11,200	55,302
Turk Hava Yollari AO†	7,380	66,325
Turkcell Iletisim Hizmetleri AS	15,252	34,463
Turkiye Is Bankasi AS	42,388	35,752
Turkiye Sise ve Cam Fabrikalari AS	17,135	27,817
Yapi ve Kredi Bankasi AS	36,655	26,341
		591,596
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	40,845	99,311
Abu Dhabi Islamic Bank PJSC	21,048	64,142
Abu Dhabi National Oil Co. for Distribution PJSC	41,790	40,381
Aldar Properties PJSC	55,751	77,326
Americana Restaurants International PLC	33,708	28,502
Dubai Islamic Bank PJSC	40,479	69,657
Emaar Properties PJSC	89,527	181,306
Emirates NBD Bank PJSC	26,576	128,225
Emirates Telecommunications Group Co. PJSC	45,562	237,803
Security Description		Shares or Principal Amount	Value

United Arab Emirates (continued)
First Abu Dhabi Bank PJSC		58,326	$ 233,195
Multiply Group PJSC†		43,101	33,892
			1,193,740
United Kingdom — 0.1%
Anglogold Ashanti PLC		5,570	100,307
United States — 0.3%
Southern Copper Corp.		1,032	84,727
Yum China Holdings, Inc.		5,535	191,456
			276,183
Total Common Stocks (cost $85,957,624)			81,362,371
CORPORATE BONDS & NOTES — 0.0%
India — 0.0%
Britannia Industries, Ltd.
5.50%, 06/03/2024 (cost $566)	INR	41,180	491
UNAFFILIATED INVESTMENT COMPANIES — 2.6%
United States — 2.6%
iShares MSCI China A ETF (cost $3,448,629)		93,900	2,226,369
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings No 8 PCL Expires 11/20/2026†		21,520	73
BTS Group Holdings PCL Expires 11/07/2024†		10,760	9
Minor International PCL Expires 02/15/2024†		1,103	0
Srisawad Corp. PCL Expires 08/29/2025†		320	11
Total Warrants (cost $0)			93
RIGHTS — 0.0%
Brazil — 0.0%
Localiza Rent a Car SA Expires 02/02/2024, Strike Price BRL 45.35†		41	74
South Korea — 0.0%
LG Display Co., Ltd. Expires 03/07/2024†		993	707
Total Rights (cost $0)			781
Total Long-Term Investment Securities (cost $89,406,819)			83,590,105

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
5.26%, 02/29/2024(3) (cost $99,591)	$ 100,000	$ 99,591
TOTAL INVESTMENTS (cost $89,506,410)(4)	97.5%	83,689,696
Other assets less liabilities	2.5	2,178,502
NET ASSETS	100.0%	$85,868,198
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $3,031,984 representing 3.5% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	01/28/2021	27,678	$79,635
	05/04/2018	85,356	194,454
	05/30/2018	45,862	106,108
		158,896	380,197	$0	$0.00	0.0%
Lukoil PJSC ADR
	05/30/2018	1,724	115,966
	05/04/2018	3,791	246,225
		5,515	362,191	0	0.00	0.0
MMC Norilsk Nickel PJSC ADR
	05/04/2018	5,720	98,910
	05/30/2018	2,836	49,974
		8,556	148,884	0	0.00	0.0
Mobile TeleSystems PJSC ADR
	05/30/2018	1,630	16,186
	05/03/2018	2,565	26,258
	01/09/2020	1,147	12,003
		5,342	54,447	0	0.00	0.0
Novatek PJSC GDR
	05/04/2018	924	115,173
	05/30/2018	311	44,022
		1,235	159,195	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Novolipetsk Steel PJSC GDR	09/30/2021	1,814	$54,499	$0	$0.00	0.0%
Ozon Holdings PLC ADR	09/30/2021	701	34,889	0	0.00	0.0
Phosagro PJSC
	05/04/2018	8	110
	05/30/2018	1	4
	07/28/2020	4	53
		13	167	0	0.00	0.0
Phosagro PJSC GDR
	05/30/2018	44	593
	05/04/2018	1,191	17,007
	07/28/2020	692	8,305
		1,927	25,905	0	0.00	0.0
Polyus PJSC GDR	09/30/2021	852	68,456	0	0.00	0.0
Rosneft PJSC GDR
	05/04/2018	9,570	58,608
	05/30/2018	6,544	39,785
		16,114	98,393	0	0.00	0.0
Severstal PAO GDR
	05/04/2018	1,809	28,141
	05/30/2018	1,053	16,966
		2,862	45,107	0	0.00	0.0
Surgutneftegas PJSC ADR
	05/04/2018	6,836	31,487
	05/30/2018	3,705	16,724
		10,541	48,211	0	0.00	0.0
Tatneft PJSC ADR
	05/04/2018	1,874	116,610
	05/30/2018	1,052	68,590
		2,926	185,200	0	0.00	0.0
VK Co., Ltd.	09/30/2021	1,364	28,193	0	0.00	0.0
X5 Retail Group NV GDR	01/28/2021	1,555	56,407	0	0.00	0.0
Yandex NV, Class A	01/27/2021	4,192	270,131	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
GDS—Global Depositary Share
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company
INR—Indian Rupee

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
45	Long	MSCI Emerging Markets Index	March 2024	$2,247,266	$2,206,800	$(40,466)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 134,626	$ 231,738	$—	$ 366,364
Brazil	4,961,981	—	—	4,961,981
British Virgin Islands	—	—	0	0
Cayman Islands	1,862,978	9,721,448	—	11,584,426
Chile	395,665	—	—	395,665
Colombia	100,674	—	—	100,674
Cyprus	—	—	0	0
Mexico	2,611,587	—	—	2,611,587
Netherlands	—	48,923	0	48,923
Peru	35,270	—	—	35,270
Russia	—	—	0	0
Thailand	64,803	1,302,330	—	1,367,133
United States	276,183	—	—	276,183
Other Countries	—	59,614,165	—	59,614,165
Unaffiliated Investment Companies	2,226,369	—	—	2,226,369
Warrants	93	—	—	93
Rights:
South Korea	—	707	—	707
Other Countries	74	—	—	74
Corporate Bonds & Notes	—	491	—	491
Short-Term Investments	—	99,591	—	99,591
Total Investments at Value	$12,670,303	$71,019,393	$ 0	$83,689,696
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 40,466	$ —	$—	$ 40,466
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Banks	17.2%
Electric	5.6
Pharmaceuticals	5.5
Media	5.0
Telecommunications	4.8
Pipelines	3.6
Beverages	3.4
Oil & Gas	3.4
Software	3.2
REITS	3.0
Electronics	2.8
Healthcare-Products	2.8
Commercial Services	2.7
Diversified Financial Services	2.7
U.S. Government & Agency Obligations	2.5
Internet	2.3
Computers	2.2
Semiconductors	2.1
Transportation	2.0
Food	2.0
Retail	1.9
Insurance	1.8
Healthcare-Services	1.8
Auto Manufacturers	1.5
Aerospace/Defense	1.2
Biotechnology	1.1
Miscellaneous Manufacturing	0.9
Entertainment	0.7
Building Materials	0.6
Agriculture	0.6
Gas	0.5
Metal Fabricate/Hardware	0.5
Mining	0.5
Packaging & Containers	0.4
Machinery-Diversified	0.4
Advertising	0.3
Auto Parts & Equipment	0.3
Machinery-Construction & Mining	0.3
Chemicals	0.2
Shipbuilding	0.2
Oil & Gas Services	0.1
Office/Business Equipment	0.1
Distribution/Wholesale	0.1
Electrical Components & Equipment	0.1
Lodging	0.1
Leisure Time	0.1
Environmental Control	0.1
95.2%
Credit Quality†#
Aaa	5.2%
Aa	2.4
A	39.0
Baa	42.6
Ba	4.5
B	3.3
Caa	2.1
Not Rated@	0.9
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 92.7%
Advertising — 0.3%
CMG Media Corp.
8.88%, 12/15/2027*	$ 475,000	$ 370,578
Interpublic Group of Cos., Inc.
3.38%, 03/01/2041	3,440,000	2,600,411
Outfront Media Capital LLC / Outfront Media Capital Corp.
7.38%, 02/15/2031*	25,000	26,189
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/2030*	150,000	132,759
5.00%, 08/15/2027*	175,000	167,511
Stagwell Global LLC
5.63%, 08/15/2029*	875,000	800,678
		4,098,126
Aerospace/Defense — 1.2%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	2,000,000	1,962,768
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,738,637
3.95%, 08/01/2059	2,670,000	1,972,032
5.81%, 05/01/2050	2,570,000	2,573,713
Lockheed Martin Corp.
3.55%, 01/15/2026	6,230,000	6,119,487
TransDigm, Inc.
5.50%, 11/15/2027	150,000	145,936
6.25%, 03/15/2026*	350,000	347,619
6.75%, 08/15/2028*	100,000	101,636
6.88%, 12/15/2030*	775,000	793,143
7.50%, 03/15/2027	375,000	375,975
		16,130,946
Agriculture — 0.6%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	4,080,444
4.54%, 08/15/2047	5,625,000	4,308,163
		8,388,607
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	293,750	290,522
Apparel — 0.0%
Kontoor Brands, Inc.
4.13%, 11/15/2029*	275,000	249,620
William Carter Co.
5.63%, 03/15/2027*	200,000	196,289
		445,909
Auto Manufacturers — 1.5%
Daimler Truck Finance North America LLC
2.00%, 12/14/2026*	3,030,000	2,796,939
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	400,000	383,894
4.00%, 11/13/2030	750,000	668,926
4.06%, 11/01/2024	200,000	197,404
4.13%, 08/17/2027	575,000	546,152
4.39%, 01/08/2026	200,000	194,912
5.11%, 05/03/2029	200,000	194,314
5.13%, 06/16/2025	575,000	570,000
General Motors Co.
4.00%, 04/01/2025	1,555,000	1,536,084
5.20%, 04/01/2045	3,750,000	3,400,244
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Hyundai Capital America
1.30%, 01/08/2026*	$ 3,610,000	$ 3,348,968
JB Poindexter & Co., Inc.
8.75%, 12/15/2031*	100,000	102,375
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,749,250
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,438,961
		21,128,423
Auto Parts & Equipment — 0.3%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	450,000	438,882
7.00%, 04/15/2028*	50,000	51,119
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	150,000	151,991
8.50%, 05/15/2027*	975,000	972,328
Dana, Inc.
5.38%, 11/15/2027	200,000	195,180
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	500,000	453,859
IHO Verwaltungs GmbH
6.00%, 05/15/2027*(1)	225,000	222,772
6.38%, 05/15/2029*(1)	700,000	695,868
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/2029*	450,000	390,402
ZF North America Capital, Inc.
6.88%, 04/14/2028*	150,000	154,515
7.13%, 04/14/2030*	150,000	158,246
		3,885,162
Banks — 17.2%
Associated Banc-Corp
4.25%, 01/15/2025	2,710,000	2,649,504
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	2,013,343
2.69%, 04/22/2032	5,600,000	4,753,953
2.88%, 10/22/2030	4,000,000	3,567,114
2.97%, 02/04/2033	3,600,000	3,071,179
3.71%, 04/24/2028	2,975,000	2,859,481
3.82%, 01/20/2028	3,170,000	3,073,621
3.95%, 04/21/2025	1,000,000	983,938
4.00%, 04/01/2024 to 01/22/2025	6,850,000	6,793,797
4.18%, 11/25/2027	2,760,000	2,693,658
4.38%, 04/27/2028	6,360,000	6,235,590
4.57%, 04/27/2033	3,150,000	3,014,122
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	9,214,017
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	4,710,284
2.98%, 11/05/2030	1,390,000	1,247,414
3.06%, 01/25/2033	3,010,000	2,578,298
3.35%, 04/24/2025	2,085,000	2,073,718
3.40%, 05/01/2026	3,340,000	3,234,350
3.52%, 10/27/2028	6,250,000	5,929,088
4.13%, 07/25/2028	1,340,000	1,297,946
4.30%, 11/20/2026	3,100,000	3,051,312
4.91%, 05/24/2033	3,880,000	3,801,261
5.50%, 09/13/2025	2,500,000	2,516,022
Comerica, Inc.
3.80%, 07/22/2026	2,330,000	2,208,049
5.98%, 01/30/2030	935,000	932,196

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Fifth Third Bancorp
2.38%, 01/28/2025	$ 1,765,000	$ 1,713,458
Goldman Sachs Capital I
6.35%, 02/15/2034	2,500,000	2,628,103
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	5,000,000	4,122,744
2.62%, 04/22/2032	5,700,000	4,809,575
3.10%, 02/24/2033	4,225,000	3,637,530
3.81%, 04/23/2029	3,800,000	3,618,472
4.22%, 05/01/2029	3,125,000	3,023,820
4.39%, 06/15/2027	9,825,000	9,709,560
5.15%, 05/22/2045	3,000,000	2,951,034
Huntington National Bank
4.55%, 05/17/2028	3,150,000	3,066,014
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	4,829,243
2.95%, 02/24/2028	2,310,000	2,180,063
2.96%, 01/25/2033	3,500,000	3,011,833
3.88%, 09/10/2024	10,500,000	10,398,738
4.32%, 04/26/2028	6,500,000	6,395,135
4.57%, 06/14/2030	8,570,000	8,434,568
5.35%, 06/01/2034	4,630,000	4,707,281
8.00%, 04/29/2027	460,000	507,041
Morgan Stanley
1.59%, 05/04/2027	4,115,000	3,810,864
1.93%, 04/28/2032	5,000,000	4,033,787
2.94%, 01/21/2033	4,985,000	4,254,187
3.77%, 01/24/2029	2,000,000	1,912,480
3.95%, 04/23/2027	8,250,000	8,028,796
4.21%, 04/20/2028	6,500,000	6,348,792
4.46%, 04/22/2039	3,125,000	2,892,030
5.00%, 11/24/2025	2,000,000	1,999,475
PNC Bank NA
3.88%, 04/10/2025	3,110,000	3,057,579
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,415,454
State Street Corp.
4.42%, 05/13/2033	3,150,000	3,004,158
Truist Bank
3.80%, 10/30/2026	3,000,000	2,883,441
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,747,060
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	5,047,008
3.53%, 03/24/2028	5,600,000	5,367,045
3.91%, 04/25/2026	6,110,000	6,006,492
4.30%, 07/22/2027	4,800,000	4,718,271
4.90%, 11/17/2045	2,330,000	2,137,756
		237,912,142
Beverages — 3.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026	6,050,000	5,938,558
4.90%, 02/01/2046	3,270,000	3,178,062
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	2,920,000	2,710,771
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,267,169
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	9,428,562
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	$ 2,250,000	$ 2,043,550
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,355,156
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	300,303
4.35%, 05/09/2027	3,150,000	3,122,934
4.65%, 11/15/2028	5,335,000	5,324,429
5.25%, 11/15/2048	2,250,000	2,206,378
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	2,000,000	1,983,519
4.99%, 05/25/2038	1,340,000	1,278,714
PepsiCo, Inc.
1.95%, 10/21/2031	5,000,000	4,197,717
		47,335,822
Biotechnology — 1.1%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,715,090
5.25%, 03/02/2033	3,680,000	3,754,202
5.65%, 03/02/2053	3,630,000	3,740,039
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	978,890
2.80%, 09/15/2050	3,920,000	2,539,683
		15,727,904
Building Materials — 0.6%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	150,000	153,775
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,714,670
2.72%, 02/15/2030	1,265,000	1,129,806
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	475,000	423,372
EMRLD Borrower LP / Emerald Co-Issuer, Inc.
6.63%, 12/15/2030*	500,000	505,035
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	3,053,431
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	175,000	159,250
Standard Industries, Inc.
5.00%, 02/15/2027*	800,000	777,045
		8,916,384
Chemicals — 0.2%
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	150,000	156,240
Axalta Coating Systems LLC
3.38%, 02/15/2029*	350,000	311,024
Element Solutions, Inc.
3.88%, 09/01/2028*	400,000	365,420
H.B. Fuller Co.
4.25%, 10/15/2028	225,000	208,942
Herens Holdco Sarl
4.75%, 05/15/2028*	600,000	505,409
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/2028*	175,000	171,046
Olympus Water US Holding Corp.
6.25%, 10/01/2029*	675,000	617,862
9.75%, 11/15/2028*	275,000	290,943
Polar US Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/2026*	150,000	35,250

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
WR Grace Holdings LLC
5.63%, 08/15/2029*	$ 275,000	$ 242,476
7.38%, 03/01/2031*	50,000	50,941
		2,955,553
Commercial Services — 2.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	700,000	581,203
6.63%, 07/15/2026*	125,000	123,170
9.75%, 07/15/2027*	500,000	488,895
Ashtead Capital, Inc.
2.45%, 08/12/2031*	3,750,000	3,052,436
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	3,072,359
4.00%, 05/01/2032	3,375,000	3,235,166
Equifax, Inc.
2.60%, 12/01/2024	1,750,000	1,710,445
3.25%, 06/01/2026	3,425,000	3,298,525
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	676,143
5.63%, 03/15/2042*	4,090,000	4,251,564
Garda World Security Corp.
6.00%, 06/01/2029*	600,000	526,891
7.75%, 02/15/2028*	150,000	152,646
9.50%, 11/01/2027*	522,000	525,151
Global Payments, Inc.
4.45%, 06/01/2028	870,000	848,651
4.80%, 04/01/2026	695,000	691,730
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031*	350,000	363,587
GXO Logistics, Inc.
1.65%, 07/15/2026	2,395,000	2,178,522
2.65%, 07/15/2031	2,825,000	2,334,342
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*	75,000	59,675
S&P Global, Inc.
4.25%, 05/01/2029	5,415,000	5,353,887
United Rentals North America, Inc.
6.00%, 12/15/2029*	350,000	354,802
Verisk Analytics, Inc.
4.00%, 06/15/2025	250,000	246,650
4.13%, 03/15/2029	160,000	156,010
5.50%, 06/15/2045	3,560,000	3,449,243
ZipRecruiter, Inc.
5.00%, 01/15/2030*	200,000	178,145
		37,909,838
Computers — 2.2%
Apple, Inc.
1.65%, 05/11/2030 to 02/08/2031	14,320,000	12,121,889
2.80%, 02/08/2061	8,615,000	5,732,012
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,608,580
Fortinet, Inc.
1.00%, 03/15/2026	1,200,000	1,105,681
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	808,812
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	4,663,636
3.63%, 05/15/2025	1,475,000	1,444,339
Security Description	Shares or Principal Amount	Value

Computers (continued)
McAfee Corp.
7.38%, 02/15/2030*	$ 1,000,000	$ 906,212
NCR Voyix Corp.
5.13%, 04/15/2029*	475,000	444,423
NCR Atleos Corp.
9.50%, 04/01/2029*	200,000	214,520
NCR Voyix Corp.
5.00%, 10/01/2028*	125,000	117,846
Science Applications International Corp.
4.88%, 04/01/2028*	175,000	165,168
Seagate HDD Cayman
8.50%, 07/15/2031*	175,000	190,114
9.63%, 12/01/2032	331,500	380,837
		30,904,069
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	275,000	269,175
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	300,000	267,314
4.00%, 01/15/2028*	50,000	46,857
BCPE Empire Holdings, Inc.
7.63%, 05/01/2027*	750,000	716,460
H&E Equipment Services, Inc.
3.88%, 12/15/2028*	250,000	226,998
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	50,000	51,004
		1,308,633
Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	1,830,000	1,704,546
3.40%, 10/29/2033	2,500,000	2,111,772
4.63%, 10/15/2027	3,150,000	3,086,732
5.30%, 01/19/2034	1,500,000	1,473,125
Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,515,829
Ally Financial, Inc.
5.75%, 11/20/2025	225,000	225,610
American Express Co.
4.05%, 05/03/2029	4,725,000	4,661,677
Capital One Financial Corp.
4.20%, 10/29/2025	1,690,000	1,661,112
Cboe Global Markets, Inc.
3.65%, 01/12/2027	3,000,000	2,933,920
Charles Schwab Corp.
3.63%, 04/01/2025	2,650,000	2,602,650
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,455,653
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	3,150,000	2,618,351
4.85%, 01/15/2027	3,475,000	3,477,906
6.50%, 01/20/2043	1,170,000	1,243,671
Navient Corp.
5.00%, 03/15/2027	50,000	47,693
5.50%, 03/15/2029	325,000	293,412
6.75%, 06/25/2025 to 06/15/2026	375,000	376,926
NFP Corp.
6.88%, 08/15/2028*	1,000,000	1,005,605
7.50%, 10/01/2030*	100,000	105,035
8.50%, 10/01/2031*	75,000	82,531

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Nuveen Finance LLC
4.13%, 11/01/2024*	$ 1,080,000	$ 1,065,985
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.
3.88%, 03/01/2031*	550,000	480,595
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
2.88%, 10/15/2026*	350,000	321,149
United Wholesale Mtg. LLC
5.50%, 11/15/2025*	325,000	320,980
5.75%, 06/15/2027*	575,000	564,232
		37,436,697
Electric — 5.6%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	3,194,863
Ameren Corp.
1.95%, 03/15/2027	1,090,000	1,000,370
3.65%, 02/15/2026	1,480,000	1,439,831
American Electric Power Co., Inc.
2.03%, 03/15/2024	1,400,000	1,393,443
3.20%, 11/13/2027	3,125,000	2,965,879
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	1,021,902
Calpine Corp.
5.00%, 02/01/2031*	425,000	385,567
5.13%, 03/15/2028*	250,000	238,554
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	1,145,000	1,173,639
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,223,665
Constellation Energy Generation LLC
5.75%, 10/01/2041	500,000	499,907
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	5,806,922
EDP Finance BV
3.63%, 07/15/2024*	2,550,000	2,522,633
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,192,519
4.75%, 06/15/2046	1,880,000	1,553,501
Enel Finance International NV
2.25%, 07/12/2031*	5,000,000	4,077,567
4.88%, 06/14/2029*	980,000	972,934
Eversource Energy
3.35%, 03/15/2026	3,300,000	3,185,224
Exelon Corp.
3.95%, 06/15/2025	1,500,000	1,478,233
4.10%, 03/15/2052	7,980,000	6,417,239
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	3,063,805
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,536,725
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	7,294,672
4.63%, 07/15/2027	2,010,000	2,003,742
NextEra Energy Operating Partners LP
7.25%, 01/15/2029*	250,000	257,501
NRG Energy, Inc.
5.75%, 01/15/2028	275,000	272,070
6.63%, 01/15/2027	175,000	175,460
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	827,968
Sempra
6.00%, 10/15/2039	1,170,000	1,230,566
Security Description	Shares or Principal Amount	Value

Electric (continued)
Sempra
3.70%, 04/01/2029	$ 6,100,000	$ 5,770,636
TransAlta Corp.
7.75%, 11/15/2029	175,000	183,981
Virginia Electric and Power Co.
3.75%, 05/15/2027	3,275,000	3,192,642
Vistra Operations Co. LLC
5.50%, 09/01/2026*	150,000	148,627
5.63%, 02/15/2027*	400,000	394,024
7.75%, 10/15/2031*	200,000	207,759
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	3,065,670
		77,370,240
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	543,126
4.75%, 06/15/2028*	100,000	93,050
6.50%, 12/31/2027*	175,000	174,204
WESCO Distribution, Inc.
7.25%, 06/15/2028*	300,000	308,160
		1,118,540
Electronics — 2.8%
Allegion PLC
3.50%, 10/01/2029	3,900,000	3,623,214
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	5,792,299
Coherent Corp.
5.00%, 12/15/2029*	500,000	468,160
Flex, Ltd.
4.75%, 06/15/2025	1,935,000	1,916,430
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	9,709,639
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,768,983
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,287,184
4.55%, 10/30/2024	4,175,000	4,139,549
Sensata Technologies BV
5.88%, 09/01/2030*	200,000	197,655
TTM Technologies, Inc.
4.00%, 03/01/2029*	400,000	360,556
Tyco Electronics Group SA
3.70%, 02/15/2026	9,297,000	9,097,460
		38,361,129
Energy-Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp.
6.50%, 01/15/2026*	314,000	117,266
TerraForm Power Operating LLC
5.00%, 01/31/2028*	350,000	337,337
		454,603
Entertainment — 0.7%
Affinity Interactive
6.88%, 12/15/2027*	325,000	294,108
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	550,000	502,765
6.25%, 07/01/2025*	150,000	150,512
6.50%, 02/15/2032*	150,000	151,659
7.00%, 02/15/2030*	50,000	51,382
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	375,000	375,721

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
CCM Merger, Inc.
6.38%, 05/01/2026*	$ 100,000	$ 98,758
Churchill Downs, Inc.
6.75%, 05/01/2031*	350,000	353,981
Light & Wonder International, Inc.
7.25%, 11/15/2029*	200,000	205,378
7.50%, 09/01/2031*	100,000	104,055
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	275,000	253,702
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026*	500,000	469,550
Ontario Gaming GTA LP
8.00%, 08/01/2030*	250,000	260,625
Penn Entertainment, Inc.
4.13%, 07/01/2029*	425,000	363,369
Raptor Acquisition Corp./Raptor Co.-Issuer LLC
4.88%, 11/01/2026*	300,000	287,954
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	450,000	423,000
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	500,000	465,660
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	375,000	382,500
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	4,595,000	4,073,047
		9,267,726
Environmental Control — 0.1%
Madison IAQ LLC
5.88%, 06/30/2029*	750,000	666,442
Food — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	400,000	361,402
5.88%, 02/15/2028*	50,000	49,939
6.50%, 02/15/2028*	150,000	151,628
7.50%, 03/15/2026*	100,000	101,893
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,474,341
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	5,329,936
Kroger Co.
3.50%, 02/01/2026	3,150,000	3,073,572
4.45%, 02/01/2047	1,325,000	1,160,960
6.90%, 04/15/2038	940,000	1,073,379
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	343,625
5.50%, 10/15/2027*	100,000	97,530
Post Holdings, Inc.
5.50%, 12/15/2029*	450,000	434,975
5.75%, 03/01/2027*	107,000	106,482
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,531,215
3.00%, 10/15/2030*	4,220,000	3,504,339
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,496,155
Tyson Foods, Inc.
3.95%, 08/15/2024	1,475,000	1,461,862
Security Description	Shares or Principal Amount	Value

Food (continued)
US Foods, Inc.
4.75%, 02/15/2029*	$ 350,000	$ 332,068
6.88%, 09/15/2028*	100,000	102,659
		27,187,960
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/2025	450,000	442,006
5.88%, 08/20/2026	100,000	96,917
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	2,175,198
5.50%, 01/15/2026	2,025,000	2,034,377
NiSource, Inc.
4.38%, 05/15/2047	935,000	802,459
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	1,862,146
		7,413,103
Healthcare-Products — 2.8%
Abbott Laboratories
1.40%, 06/30/2030	3,075,000	2,595,137
3.75%, 11/30/2026	10,058,000	9,918,614
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,187,553
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,261,725
3.00%, 09/23/2029*	2,245,000	2,047,448
Avantor Funding, Inc.
4.63%, 07/15/2028*	300,000	285,612
Danaher Corp.
2.60%, 10/01/2050	6,855,000	4,487,151
2.80%, 12/10/2051	3,475,000	2,344,893
DH Europe Finance II Sarl
2.60%, 11/15/2029	1,665,000	1,501,572
3.40%, 11/15/2049	4,180,000	3,224,771
Embecta Corp.
5.00%, 02/15/2030*	150,000	122,742
6.75%, 02/15/2030*	300,000	261,375
Medline Borrower LP
5.25%, 10/01/2029*	1,275,000	1,188,822
Revvity, Inc.
1.90%, 09/15/2028	2,675,000	2,328,142
3.30%, 09/15/2029	2,525,000	2,302,120
		38,057,677
Healthcare-Services — 1.8%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	325,000	291,301
Centene Corp.
4.63%, 12/15/2029	200,000	191,432
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	100,000	92,378
6.00%, 01/15/2029*	125,000	112,941
6.13%, 04/01/2030*	200,000	130,175
6.88%, 04/15/2029*	375,000	255,000
8.00%, 03/15/2026*	149,000	146,857
Elevance Health, Inc.
1.50%, 03/15/2026	5,250,000	4,901,241
4.55%, 05/15/2052	3,155,000	2,847,789
5.85%, 01/15/2036	760,000	816,965
HealthEquity, Inc.
4.50%, 10/01/2029*	475,000	443,484
IQVIA, Inc.
6.50%, 05/15/2030*	200,000	204,014

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
LifePoint Health, Inc.
5.38%, 01/15/2029*	$ 300,000	$ 237,187
Tenet Healthcare Corp.
4.25%, 06/01/2029	175,000	162,458
5.13%, 11/01/2027	325,000	315,580
6.13%, 10/01/2028	375,000	373,620
6.25%, 02/01/2027	125,000	124,630
6.75%, 05/15/2031*	250,000	255,709
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	4,294,245
3.75%, 07/15/2025	3,165,000	3,123,087
3.88%, 08/15/2059	3,000,000	2,404,884
4.75%, 05/15/2052	3,100,000	2,936,224
		24,661,201
Holding Companies-Diversified — 0.0%
Stena International SA
6.13%, 02/01/2025*	200,000	200,000
7.25%, 01/15/2031*	250,000	250,152
		450,152
Insurance — 1.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%, 01/15/2031*	225,000	227,385
AmWINS Group, Inc.
4.88%, 06/30/2029*	450,000	420,006
Ardonagh Midco 2 PLC
11.50%, 01/15/2027*(1)	654,426	658,414
AssuredPartners, Inc.
5.63%, 01/15/2029*	675,000	637,481
7.00%, 08/15/2025*	275,000	274,815
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	850,000	806,000
GTCR AP Finance, Inc.
8.00%, 05/15/2027*	50,000	50,094
Hartford Financial Services Group, Inc.
6.63%, 04/15/2042	2,255,000	2,369,415
HUB International, Ltd.
5.63%, 12/01/2029*	1,150,000	1,085,151
7.25%, 06/15/2030*	525,000	540,050
7.38%, 01/31/2032*	300,000	307,229
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	250,000	259,375
10.50%, 12/15/2030*	350,000	368,837
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,604,657
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,289,281
MBIA, Inc.
6.63%, 10/01/2028	250,000	228,535
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,219,694
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	3,806,762
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	487,208
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	2,962,676
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	1,001,888
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Prudential Financial, Inc.
6.20%, 11/15/2040	$ 850,000	$ 907,610
6.63%, 12/01/2037	2,130,000	2,445,400
Ryan Specialty LLC
4.38%, 02/01/2030*	175,000	162,146
USF&G Capital III
8.31%, 07/01/2046*	250,000	283,529
USI, Inc.
7.50%, 01/15/2032*	525,000	532,219
		24,935,857
Internet — 2.3%
Alphabet, Inc.
2.25%, 08/15/2060	6,000,000	3,587,666
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	5,479,464
3.30%, 04/13/2027	3,365,000	3,267,232
3.60%, 04/13/2032	6,450,000	6,086,409
Booking Holdings, Inc.
4.63%, 04/13/2030	4,895,000	4,908,403
Cars.com, Inc.
6.38%, 11/01/2028*	350,000	341,712
Expedia Group, Inc.
3.25%, 02/15/2030	3,800,000	3,452,258
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	300,000	294,540
Match Group Holdings II LLC
4.63%, 06/01/2028*	550,000	517,726
Millennium Escrow Corp.
6.63%, 08/01/2026*	225,000	143,952
Netflix, Inc.
4.88%, 04/15/2028	3,050,000	3,071,207
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	1,038,150
		32,188,719
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	175,000	157,524
6.75%, 04/15/2030*	150,000	151,315
		308,839
Leisure Time — 0.1%
Acushnet Co.
7.38%, 10/15/2028*	50,000	52,004
Carnival Corp.
7.00%, 08/15/2029*	50,000	51,996
NCL Corp., Ltd.
5.88%, 03/15/2026*	250,000	243,767
7.75%, 02/15/2029*	50,000	50,485
8.13%, 01/15/2029*	75,000	78,726
NCL Finance, Ltd.
6.13%, 03/15/2028*	125,000	119,547
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*	225,000	221,403
5.50%, 08/31/2026*	100,000	98,986
		916,914
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 12/01/2027	250,000	241,500
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	250,000	214,620
5.38%, 05/01/2025*	75,000	74,718

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Lodging (continued)
5.75%, 05/01/2028*	$ 75,000	$ 75,091
Station Casinos LLC
4.50%, 02/15/2028*	450,000	423,012
		1,028,941
Machinery-Construction & Mining — 0.3%
Weir Group PLC
2.20%, 05/13/2026*	3,865,000	3,594,533
Machinery-Diversified — 0.4%
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,472,727
SPX FLOW, Inc.
8.75%, 04/01/2030*	450,000	443,129
		4,915,856
Media — 5.0%
Audacy Capital Corp.
6.50%, 05/01/2027*(2)(3)	625,000	26,563
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 to 01/15/2034*	525,000	426,257
4.75%, 03/01/2030*	475,000	422,088
5.00%, 02/01/2028*	400,000	375,934
5.38%, 06/01/2029*	525,000	488,137
5.50%, 05/01/2026*	350,000	346,786
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,478,848
3.90%, 06/01/2052	3,400,000	2,234,147
4.91%, 07/23/2025	2,750,000	2,725,620
6.48%, 10/23/2045	2,365,000	2,274,432
Comcast Corp.
2.65%, 02/01/2030	8,020,000	7,212,757
3.30%, 02/01/2027	4,690,000	4,531,623
4.00%, 11/01/2049	3,554,000	2,936,750
Cox Communications, Inc.
3.35%, 09/15/2026*	3,125,000	2,996,586
CSC Holdings LLC
4.13%, 12/01/2030*	375,000	270,937
5.00%, 11/15/2031*	775,000	390,098
5.50%, 04/15/2027*	250,000	224,621
5.75%, 01/15/2030*	250,000	132,322
6.50%, 02/01/2029*	400,000	340,025
7.50%, 04/01/2028*	200,000	133,136
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027*	150,000	142,604
Discovery Communications LLC
4.65%, 05/15/2050	1,110,000	892,644
DISH DBS Corp.
5.13%, 06/01/2029	900,000	344,744
7.75%, 07/01/2026	100,000	58,922
DISH Network Corp.
11.75%, 11/15/2027*	100,000	104,371
Gray Television, Inc.
5.38%, 11/15/2031*	175,000	136,969
5.88%, 07/15/2026*	175,000	171,500
7.00%, 05/15/2027*	350,000	342,125
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	714,923
6.63%, 03/18/2025	4,673,000	4,738,916
iHeartCommunications, Inc.
6.38%, 05/01/2026	100,000	85,885
Security Description	Shares or Principal Amount	Value

Media (continued)
8.38%, 05/01/2027	$ 673,710	$ 417,354
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	2,149,367
Nexstar Media, Inc.
5.63%, 07/15/2027*	550,000	535,648
Paramount Global
4.90%, 08/15/2044	2,550,000	2,017,581
4.95%, 05/19/2050	940,000	749,709
Scripps Escrow, Inc.
5.88%, 07/15/2027*	225,000	202,790
Sinclair Television Group, Inc.
5.50%, 03/01/2030*	525,000	404,523
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	475,000	396,007
4.00%, 07/15/2028*	75,000	68,108
4.13%, 07/01/2030*	250,000	218,750
5.50%, 07/01/2029*	300,000	285,000
Sunrise FinCo I BV
4.88%, 07/15/2031*	625,000	548,424
TEGNA, Inc.
4.63%, 03/15/2028	300,000	279,810
5.00%, 09/15/2029	75,000	69,268
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028*	550,000	520,242
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	790,546
5.50%, 09/01/2041	3,910,000	3,441,316
6.75%, 06/15/2039	690,000	685,421
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	1,059,000	1,026,747
Univision Communications, Inc.
7.38%, 06/30/2030*	300,000	294,121
8.00%, 08/15/2028*	275,000	279,832
Urban One, Inc.
7.38%, 02/01/2028*	400,000	354,524
Virgin Media Finance PLC
5.00%, 07/15/2030*	475,000	424,227
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	200,000	178,700
5.50%, 05/15/2029*	200,000	192,361
Walt Disney Co.
2.20%, 01/13/2028	13,900,000	12,871,752
Ziggo Bond Co. BV
5.13%, 02/28/2030*	325,000	274,191
6.00%, 01/15/2027*	525,000	515,079
		68,892,668
Metal Fabricate/Hardware — 0.5%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	444,615
5.25%, 10/01/2054	3,815,000	3,341,825
Worthington Enterprises, Inc.
4.30%, 08/01/2032	3,805,000	3,279,578
		7,066,018
Mining — 0.5%
Coeur Mining, Inc.
5.13%, 02/15/2029*	400,000	364,100
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,381,467
2.85%, 04/27/2031*	2,790,000	2,411,484
		6,157,051

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Miscellaneous Manufacturing — 0.9%
Gates Global LLC/Gates Global Corp.
6.25%, 01/15/2026*	$ 725,000	$ 725,073
Teledyne Technologies, Inc.
1.60%, 04/01/2026	5,750,000	5,355,303
Textron Financial Corp. FRS
7.38%, (TSFR3M+2.00%), 02/15/2067*	2,400,000	2,027,661
Textron, Inc.
3.88%, 03/01/2025	905,000	892,095
3.90%, 09/17/2029	1,215,000	1,158,700
4.30%, 03/01/2024	1,945,000	1,942,613
		12,101,445
Office Furnishings — 0.0%
Interface, Inc.
5.50%, 12/01/2028*	550,000	514,712
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	1,510,000	1,412,097
Oil & Gas — 3.4%
Antero Resources Corp.
5.38%, 03/01/2030*	250,000	238,390
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/2026*	100,000	99,941
8.25%, 12/31/2028*	275,000	281,292
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,485,000	1,248,144
2.94%, 06/04/2051	5,325,000	3,631,879
3.12%, 05/04/2026	2,810,000	2,718,232
Callon Petroleum Co.
6.38%, 07/01/2026	125,000	125,031
7.50%, 06/15/2030*	100,000	105,345
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,772,968
4.40%, 04/15/2029	2,460,000	2,352,954
Chevron USA, Inc.
1.02%, 08/12/2027	7,370,000	6,570,800
Chord Energy Corp.
6.38%, 06/01/2026*	175,000	174,989
Civitas Resources, Inc.
8.38%, 07/01/2028*	225,000	236,635
8.63%, 11/01/2030*	50,000	53,328
8.75%, 07/01/2031*	50,000	53,155
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,690,731
Comstock Resources, Inc.
6.75%, 03/01/2029*	400,000	367,300
ConocoPhillips Co.
2.40%, 03/07/2025	6,525,000	6,346,484
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/2025*	300,000	298,527
Hess Corp.
5.60%, 02/15/2041	4,221,000	4,443,458
HF Sinclair Corp.
5.00%, 02/01/2028*	350,000	339,681
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,850,000	1,826,906
4.50%, 04/01/2048	1,725,000	1,458,620
6.50%, 03/01/2041	730,000	794,995
Nabors Industries, Inc.
9.13%, 01/31/2030*	50,000	50,878
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Nabors Industries, Ltd.
7.25%, 01/15/2026*	$ 250,000	$ 243,768
7.50%, 01/15/2028*	50,000	45,750
Occidental Petroleum Corp.
5.88%, 09/01/2025	325,000	327,200
Permian Resources Operating LLC
6.88%, 04/01/2027*	500,000	496,983
Precision Drilling Corp.
6.88%, 01/15/2029*	100,000	98,382
7.13%, 01/15/2026*	183,000	181,640
Range Resources Corp.
4.88%, 05/15/2025	200,000	197,500
8.25%, 01/15/2029	75,000	77,763
Rockcliff Energy II LLC
5.50%, 10/15/2029*	150,000	139,655
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/2028*	100,000	102,548
SM Energy Co.
6.75%, 09/15/2026	325,000	324,561
Southwestern Energy Co.
5.38%, 03/15/2030	200,000	193,275
8.38%, 09/15/2028	150,000	155,885
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	2,144,079
4.00%, 04/01/2029	1,535,000	1,484,690
4.90%, 03/15/2045	1,000,000	923,388
7.50%, 04/15/2032	1,540,000	1,788,748
		47,206,478
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	50,000	49,441
6.88%, 04/01/2027*	700,000	701,750
Kodiak Gas Services LLC
7.25%, 02/15/2029*	100,000	101,196
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	725,000	724,494
		1,576,881
Packaging & Containers — 0.4%
ARD Finance SA
6.50%, 06/30/2027*(1)	493,637	238,520
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	400,000	324,189
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027*	850,000	635,360
Ball Corp.
6.00%, 06/15/2029	250,000	252,191
6.88%, 03/15/2028	175,000	180,717
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	1,050,000	997,448
Graphic Packaging International LLC
4.75%, 07/15/2027*	300,000	291,184
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	225,000	227,352
9.25%, 04/15/2027*	250,000	241,314
OI European Group BV
4.75%, 02/15/2030*	250,000	231,375

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	$ 443,000	$ 441,096
7.25%, 05/15/2031*	75,000	75,380
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	100,000	100,355
7.25%, 02/15/2031*	150,000	156,816
Trivium Packaging Finance BV
8.50%, 08/15/2027*	800,000	780,638
		5,173,935
Pharmaceuticals — 5.5%
AbbVie, Inc.
2.95%, 11/21/2026	5,950,000	5,702,570
3.20%, 11/21/2029	6,575,000	6,128,534
3.80%, 03/15/2025	890,000	878,509
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	3,076,960
3.13%, 06/12/2027	3,085,000	2,966,297
3.38%, 11/16/2025	6,065,000	5,939,650
Bausch Health Cos., Inc.
5.25%, 01/30/2030*	475,000	192,734
6.25%, 02/15/2029*	825,000	352,983
Bayer US Finance II LLC
4.25%, 12/15/2025*	910,000	889,061
4.88%, 06/25/2048*	1,000,000	822,758
Bayer US Finance LLC
3.38%, 10/08/2024*	720,000	708,789
Becton Dickinson & Co.
3.70%, 06/06/2027	3,025,000	2,926,479
3.73%, 12/15/2024	1,625,000	1,605,631
4.69%, 12/15/2044	3,088,000	2,886,700
BellRing Brands, Inc.
7.00%, 03/15/2030*	300,000	307,146
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	5,921,926
CVS Health Corp.
3.88%, 07/20/2025	2,025,000	1,992,813
4.78%, 03/25/2038	3,130,000	2,936,307
5.05%, 03/25/2048	2,740,000	2,512,078
5.13%, 07/20/2045	1,265,000	1,186,177
CVS Pass-Through Trust
5.30%, 01/11/2027*	145,071	144,356
Grifols SA
4.75%, 10/15/2028*	625,000	537,538
Jazz Securities DAC
4.38%, 01/15/2029*	200,000	184,477
Johnson & Johnson
1.30%, 09/01/2030	11,565,000	9,673,320
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	6,729,612
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031*	275,000	236,260
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	7,000,000	7,117,296
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,423,191
		75,980,152
Pipelines — 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	350,000	336,032
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
5.75%, 03/01/2027*	$ 425,000	$ 421,841
6.63%, 02/01/2032*	125,000	124,235
7.88%, 05/15/2026*	325,000	332,545
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,715,282
3.60%, 09/01/2032	2,970,000	2,624,612
4.80%, 05/03/2029	980,000	963,987
Cheniere Energy Partners LP
4.00%, 03/01/2031	125,000	113,406
4.50%, 10/01/2029	400,000	381,592
CNX Midstream Partners LP
4.75%, 04/15/2030*	475,000	413,917
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	2,065,000	2,042,473
5.80%, 06/01/2045	1,260,000	1,262,975
DT Midstream, Inc.
4.38%, 06/15/2031*	450,000	403,097
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,085,639
Energy Transfer LP
4.90%, 02/01/2024	4,250,000	4,250,000
5.15%, 03/15/2045	3,513,000	3,224,198
5.55%, 05/15/2034	1,450,000	1,458,299
5.95%, 05/15/2054	1,500,000	1,504,265
8.00%, 04/01/2029*	475,000	494,342
Enterprise Products Operating LLC
3.75%, 02/15/2025	3,300,000	3,261,168
EQM Midstream Partners LP
6.50%, 07/01/2027*	725,000	733,846
7.50%, 06/01/2027 to 06/01/2030*	375,000	392,381
Hess Midstream Operations LP
5.13%, 06/15/2028*	250,000	242,519
MPLX LP
4.00%, 03/15/2028	850,000	823,135
4.50%, 04/15/2038	3,150,000	2,834,841
5.20%, 03/01/2047 to 12/01/2047	5,490,000	5,038,273
ONEOK, Inc.
4.95%, 07/13/2047	3,000,000	2,686,533
5.20%, 07/15/2048	2,825,000	2,607,200
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,586,042
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	500,000	492,331
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,218,528
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 02/15/2026	200,000	184,025
Western Midstream Operating LP
4.05%, 02/01/2030	100,000	93,473
4.65%, 07/01/2026	325,000	320,100
5.30%, 03/01/2048	225,000	197,258
Williams Cos., Inc.
4.90%, 01/15/2045	3,460,000	3,155,699
		50,020,089
REITS — 3.0%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,342,163
3.95%, 01/15/2028	2,110,000	2,034,057
American Tower Corp.
5.00%, 02/15/2024	2,400,000	2,398,933

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
AvalonBay Communities, Inc.
3.35%, 05/15/2027	$ 2,745,000	$ 2,632,569
Boston Properties LP
3.80%, 02/01/2024	1,400,000	1,400,000
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,479,201
3.25%, 01/15/2051	3,185,000	2,220,151
3.80%, 02/15/2028	3,560,000	3,385,178
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,525,713
Host Hotels & Resorts LP
4.00%, 06/15/2025	2,815,000	2,762,427
Iron Mountain, Inc.
7.00%, 02/15/2029*	350,000	358,904
Mid-America Apartments LP
3.75%, 06/15/2024	3,200,000	3,175,708
Physicians Realty LP
4.30%, 03/15/2027	1,590,000	1,554,179
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/2028*	200,000	206,161
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,438,914
UDR, Inc.
2.95%, 09/01/2026	2,180,000	2,071,966
Welltower OP LLC
2.75%, 01/15/2032	5,300,000	4,493,972
4.00%, 06/01/2025	2,600,000	2,557,451
WP Carey, Inc.
2.40%, 02/01/2031	1,975,000	1,660,397
4.60%, 04/01/2024	1,890,000	1,884,319
		41,582,363
Retail — 1.9%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	1,175,000	1,050,203
Academy, Ltd.
6.00%, 11/15/2027*	325,000	321,096
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,592,920
3.90%, 04/15/2030	2,450,000	2,189,511
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	125,000	115,161
5.00%, 02/15/2032*	275,000	248,546
Beacon Roofing Supply, Inc.
6.50%, 08/01/2030*	50,000	50,732
Costco Wholesale Corp.
1.60%, 04/20/2030	9,600,000	8,150,822
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	575,000	505,281
Gap, Inc.
3.63%, 10/01/2029*	300,000	256,936
GYP Holdings III Corp.
4.63%, 05/01/2029*	575,000	532,628
Home Depot, Inc.
3.00%, 04/01/2026	3,075,000	2,984,776
3.25%, 04/15/2032	3,075,000	2,801,248
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	200,000	195,702
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	375,000	384,878
Security Description	Shares or Principal Amount	Value

Retail (continued)
SRS Distribution, Inc.
6.00%, 12/01/2029*	$ 300,000	$ 280,500
6.13%, 07/01/2029*	600,000	567,792
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	175,000	157,292
5.88%, 03/01/2027	350,000	347,162
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,703,379
White Cap Buyer LLC
6.88%, 10/15/2028*	375,000	367,058
White Cap Parent LLC
8.25%, 03/15/2026*(1)	225,000	224,735
		26,028,358
Semiconductors — 2.1%
ams-OSRAM AG
12.25%, 03/30/2029*	150,000	162,146
Broadcom, Inc.
3.14%, 11/15/2035*	3,440,000	2,827,744
3.42%, 04/15/2033*	3,000,000	2,634,527
3.75%, 02/15/2051*	960,000	754,235
Entegris, Inc.
4.75%, 04/15/2029*	100,000	95,591
5.95%, 06/15/2030*	450,000	444,500
KLA Corp.
4.65%, 07/15/2032	4,190,000	4,208,149
Lam Research Corp.
3.75%, 03/15/2026	2,235,000	2,196,498
4.00%, 03/15/2029	3,790,000	3,713,902
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,664,855
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	3,159,545
3.25%, 05/20/2027	6,589,000	6,362,636
Synaptics, Inc.
4.00%, 06/15/2029*	125,000	110,842
		29,335,170
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,339,756
Software — 3.2%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,197,214
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	975,000	870,932
Boxer Parent Co., Inc.
9.13%, 03/01/2026*	325,000	325,000
Capstone Borrower, Inc.
8.00%, 06/15/2030*	275,000	285,371
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	100,000	102,632
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	450,000	458,496
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	475,000	443,432
Cloud Software Group, Inc.
6.50%, 03/31/2029*	475,000	443,523
9.00%, 09/30/2029*	350,000	331,260
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026*	75,000	71,048

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
6.50%, 10/15/2028*	$ 600,000	$ 538,888
Dun & Bradstreet Corp.
5.00%, 12/15/2029*	400,000	371,856
Elastic NV
4.13%, 07/15/2029*	500,000	453,645
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	275,000	250,314
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	5,843,492
Open Text Corp.
3.88%, 02/15/2028*	300,000	278,655
6.90%, 12/01/2027*	150,000	155,607
Open Text Holdings, Inc.
4.13%, 02/15/2030*	25,000	22,628
Oracle Corp.
3.60%, 04/01/2050	4,300,000	3,164,294
3.95%, 03/25/2051	3,000,000	2,330,762
6.15%, 11/09/2029	2,130,000	2,273,097
6.25%, 11/09/2032	2,850,000	3,073,795
ROBLOX Corp.
3.88%, 05/01/2030*	350,000	307,478
Rocket Software, Inc.
6.50%, 02/15/2029*	675,000	578,900
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,124,800
3.80%, 12/15/2026	1,225,000	1,197,927
3.85%, 12/15/2025	3,510,000	3,458,145
4.20%, 09/15/2028	955,000	934,621
Salesforce, Inc.
1.50%, 07/15/2028	172,000	153,192
1.95%, 07/15/2031	9,500,000	7,990,168
SS&C Technologies, Inc.
5.50%, 09/30/2027*	550,000	539,901
UKG, Inc.
6.88%, 02/01/2031*	300,000	303,375
VMware LLC
2.20%, 08/15/2031	5,885,000	4,859,933
		44,734,381
Telecommunications — 4.8%
AT&T, Inc.
1.70%, 03/25/2026	4,500,000	4,216,531
2.25%, 02/01/2032	2,300,000	1,891,275
2.55%, 12/01/2033	6,999,000	5,678,129
3.30%, 02/01/2052	6,265,000	4,424,652
3.50%, 06/01/2041 to 02/01/2061	4,873,000	3,699,224
3.80%, 12/01/2057	4,261,000	3,137,297
3.85%, 06/01/2060	2,125,000	1,565,747
5.15%, 03/15/2042	1,500,000	1,452,619
5.30%, 08/15/2058	1,875,000	1,719,088
6.38%, 03/01/2041	3,500,000	3,797,518
Corning, Inc.
4.75%, 03/15/2042	1,100,000	1,014,623
GoTo Group, Inc.
5.50%, 09/01/2027*	500,000	205,771
Rogers Communications, Inc.
4.55%, 03/15/2052	2,500,000	2,148,428
T-Mobile USA, Inc.
2.25%, 11/15/2031	3,010,000	2,493,585
3.40%, 10/15/2052	8,000,000	5,747,069
5.15%, 04/15/2034	3,835,000	3,863,696
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
5.50%, 01/15/2055	$ 2,050,000	$ 2,074,239
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	3,068,792
3.40%, 03/22/2041	6,165,000	4,874,664
4.13%, 08/15/2046	5,545,000	4,709,990
4.50%, 08/10/2033	3,000,000	2,898,693
Viavi Solutions, Inc.
3.75%, 10/01/2029*	175,000	152,479
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	196,796
Vodafone Group PLC
4.13%, 05/30/2025	1,475,000	1,458,533
		66,489,438
Transportation — 2.0%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,369,479
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,257,849
4.70%, 05/01/2048	2,710,000	2,450,206
7.13%, 10/15/2031	2,950,000	3,348,551
FedEx Corp.
3.10%, 08/05/2029	1,220,000	1,128,561
4.05%, 02/15/2048	1,320,000	1,082,353
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,836,311
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	6,395,420
2.97%, 09/16/2062	3,025,000	1,974,029
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,487,388
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027*	400,000	397,528
		27,727,675
Water — 0.0%
Solaris Midstream Holdings LLC
7.63%, 04/01/2026*	375,000	375,607
Total Corporate Bonds & Notes (cost $1,383,012,918)		1,282,656,618
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.5%
U.S. Government — 2.5%
United States Treasury Bonds
4.75%, 11/15/2053	14,000,000	15,286,250
United States Treasury Notes
3.25%, 08/31/2024	10,000,000	9,891,797
4.13%, 11/15/2032	10,000,000	10,131,250
Total U.S. Government & Agency Obligations (cost $35,346,138)		35,309,297
COMMON STOCKS — 0.0%
Oil & Gas Services — 0.0%
SESI LLC†(4) (cost $111,853)	3,857	294,821
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Energy Corp. 7.00%, 10/01/2024†	650,000	11,375

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS (continued)
Lehman Brothers Holdings, Inc. Class D 5.67% †(5)	30,000	$ 300
Total Escrows and Litigation Trusts (cost $1,211,640)		11,675
TOTAL INVESTMENTS (cost $1,419,682,549)(6)	95.2%	1,318,272,411
Other assets less liabilities	4.8	65,959,383
NET ASSETS	100.0%	$1,384,231,794
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $175,613,493 representing 12.7% of net assets.
†	Non-income producing security
(1)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Security in default of interest.
(3)	Company has filed for bankruptcy protection.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SESI LLC	02/16/2021	3,857	$111,853	$294,821	$76.44	0.0%
(5)	Securities classified as Level 3 (see Note 2).
(6)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
FRS—Floating Rate Security
TSFR3M—Term Secured Overnight Financing Rate 3 Month
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
50	Long	U.S. Treasury Long Bonds	March 2024	$5,782,636	$6,117,187	$334,551
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$1,282,656,618	$ —	$1,282,656,618
U.S. Government & Agency Obligations	—	35,309,297	—	35,309,297
Common Stocks	—	294,821	—	294,821
Escrows and Litigation Trusts	—	11,375	300	11,675
Total Investments at Value	$ —	$1,318,272,111	$300	$1,318,272,411
Other Financial Instruments:†
Futures Contracts	$334,551	$ —	$ —	$ 334,551
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Semiconductors	14.6%
Software	9.0
Banks	7.7
Commercial Services	6.5
Diversified Financial Services	5.6
Chemicals	4.7
Transportation	4.7
Aerospace/Defense	4.7
Internet	4.6
Computers	4.3
Pharmaceuticals	4.3
Apparel	4.1
Machinery-Diversified	3.3
Media	3.1
Electrical Components & Equipment	1.9
Cosmetics/Personal Care	1.8
Food Service	1.6
Engineering & Construction	1.6
Retail	1.6
Auto Manufacturers	1.6
Healthcare-Products	1.5
Building Materials	1.5
Insurance	1.4
Environmental Control	1.4
Electronics	1.3
Private Equity	1.0
Agriculture	0.9
100.3%
Country Allocation*
France	16.1%
Canada	12.4
United Kingdom	11.6
United States	11.5
Netherlands	9.8
Japan	9.4
India	8.7
Denmark	4.5
Germany	3.6
Taiwan	3.4
Ireland	2.9
Switzerland	1.8
Sweden	1.6
Cayman Islands	1.6
Indonesia	1.4
100.3%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.3%
Canada — 12.4%
Alimentation Couche-Tard, Inc.	68,456	$ 4,011,279
Brookfield Asset Management, Ltd., Class A	92,974	3,736,624
Canadian National Railway Co.	30,543	3,788,881
Canadian Pacific Kansas City, Ltd.	49,254	3,963,547
CGI, Inc.†	30,308	3,394,081
Constellation Software, Inc.	1,833	5,066,140
Thomson Reuters Corp.	26,295	3,904,009
Waste Connections, Inc.	23,145	3,592,988
		31,457,549
Cayman Islands — 1.6%
PDD Holdings, Inc. ADR†	31,152	3,952,254
Denmark — 4.5%
DSV A/S	22,076	3,947,350
Novo Nordisk A/S, Class B	65,066	7,431,204
		11,378,554
France — 16.1%
Air Liquide SA	21,912	4,107,161
Capgemini SE	18,797	4,207,870
Dassault Systemes SE	90,869	4,735,535
EssilorLuxottica SA	19,396	3,813,393
Hermes International SCA	1,919	4,050,807
L'Oreal SA	9,805	4,701,793
LVMH Moet Hennessy Louis Vuitton SE	7,707	6,409,917
Safran SA	21,239	3,977,212
Schneider Electric SE	23,977	4,725,570
		40,729,258
Germany — 3.6%
Infineon Technologies AG	106,009	3,865,589
SAP SE	30,054	5,230,291
		9,095,880
India — 8.7%
Axis Bank, Ltd.	273,345	3,511,265
HCL Technologies, Ltd.	233,825	4,419,795
HDFC Bank, Ltd.	215,899	3,779,373
ICICI Bank, Ltd.	328,945	4,055,920
ITC, Ltd.	447,339	2,378,114
Larsen & Toubro, Ltd.	96,403	4,024,832
		22,169,299
Indonesia — 1.4%
Bank Central Asia Tbk PT	6,100,037	3,686,825
Ireland — 2.9%
Kingspan Group PLC	46,485	3,794,644
Linde PLC	9,093	3,681,119
		7,475,763
Japan — 9.4%
Hoya Corp.	24,946	3,164,324
Keyence Corp.	9,823	4,406,374
Obic Co., Ltd.	22,197	3,405,368
Renesas Electronics Corp.†	197,400	3,250,642
Shin-Etsu Chemical Co., Ltd.	112,183	4,420,707
Tokyo Electron, Ltd.	28,066	5,203,376
		23,850,791
Security Description	Shares or Principal Amount	Value

Netherlands — 9.8%
Airbus SE	25,138	$ 4,014,370
ASM International NV	8,135	4,530,138
ASML Holding NV	9,387	8,045,106
Ferrari NV	11,529	4,010,810
Wolters Kluwer NV	28,664	4,227,909
		24,828,333
Sweden — 1.6%
Atlas Copco AB, Class A	253,599	4,046,221
Switzerland — 1.8%
UBS Group AG	155,220	4,635,906
Taiwan — 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	430,182	8,617,844
United Kingdom — 11.6%
3i Group PLC	83,066	2,592,304
Ashtead Group PLC	57,462	3,761,738
AstraZeneca PLC	26,455	3,520,993
BAE Systems PLC	247,691	3,689,820
Compass Group PLC	148,539	4,095,356
London Stock Exchange Group PLC	31,779	3,596,776
RELX PLC	113,940	4,712,455
Sage Group PLC	224,662	3,347,628
		29,317,070
United States — 11.5%
Alphabet, Inc., Class A†	25,650	3,593,565
Marsh & McLennan Cos., Inc.	18,712	3,627,134
Mastercard, Inc., Class A	7,408	3,327,896
MercadoLibre, Inc.†	2,423	4,147,716
Moody's Corp.	10,232	4,011,353
NVIDIA Corp.	5,273	3,244,319
S&P Global, Inc.	8,544	3,830,702
Visa, Inc., Class A	12,545	3,428,047
		29,210,732
Total Common Stocks (cost $204,575,589)		254,452,279
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	2,082	0
TOTAL INVESTMENTS (cost $204,575,589)(2)	100.3%	254,452,279
Other assets less liabilities	(0.3)	(806,961)
NET ASSETS	100.0%	$253,645,318
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$31,457,549	$ —	$—	$ 31,457,549
Cayman Islands	3,952,254	—	—	3,952,254
Ireland	3,681,119	3,794,644	—	7,475,763
United States	29,210,732	—	—	29,210,732
Other Countries	—	182,355,981	—	182,355,981
Warrants	—	—	0	0
Total Investments at Value	$68,301,654	$186,150,625	$ 0	$254,452,279
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
REITS	98.5%
Real Estate	1.1
99.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Real Estate — 1.1%
CBRE Group, Inc., Class A†	32,700	$ 2,822,337
REITS — 98.5%
Alexandria Real Estate Equities, Inc.	54,300	6,564,870
Americold Realty Trust, Inc.	267,300	7,350,750
Crown Castle, Inc.	22,800	2,468,100
CubeSmart	347,100	15,001,662
Digital Realty Trust, Inc.	88,600	12,444,756
Douglas Emmett, Inc.	143,500	1,944,425
EastGroup Properties, Inc.	27,700	4,914,811
Equinix, Inc.	30,000	24,893,100
Equity LifeStyle Properties, Inc.	130,892	8,860,079
Essex Property Trust, Inc.	44,113	10,290,240
Extra Space Storage, Inc.	51,900	7,496,436
Four Corners Property Trust, Inc.	366,300	8,575,083
Invitation Homes, Inc.	222,800	7,336,804
Kite Realty Group Trust	76,200	1,630,680
Lamar Advertising Co., Class A	40,000	4,187,200
Mid-America Apartment Communities, Inc.	90,900	11,487,942
NETSTREIT Corp.	191,400	3,477,738
NNN REIT, Inc.	168,200	6,785,188
Security Description	Shares or Principal Amount	Value

REITS (continued)
Omega Healthcare Investors, Inc.	92,600	$ 2,685,400
Outfront Media, Inc.	66,300	863,226
Prologis, Inc.	300,360	38,052,608
Ryman Hospitality Properties, Inc.	85,500	9,396,450
SITE Centers Corp.	672,100	8,952,372
Sun Communities, Inc.	1,900	238,165
Tanger, Inc.	150,300	4,043,070
Terreno Realty Corp.	83,780	5,004,179
UDR, Inc.	188,500	6,789,770
Urban Edge Properties	370,400	6,396,808
Ventas, Inc.	314,645	14,596,382
Welltower, Inc.	128,164	11,087,468
		253,815,762
TOTAL INVESTMENTS (cost $242,313,570)(1)	99.6%	256,638,099
Other assets less liabilities	0.4	938,880
NET ASSETS	100.0%	$257,576,979
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$256,638,099	$—	$—	$256,638,099
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	55.2%
Banks	5.4
Retail	3.7
Unaffiliated Investment Companies	3.3
Pipelines	3.2
Telecommunications	2.1
Pharmaceuticals	2.0
Healthcare-Services	1.6
Internet	1.6
Electric	1.5
Diversified Financial Services	1.4
REITS	1.3
Media	1.3
Oil & Gas	1.2
Biotechnology	1.2
Beverages	1.0
Transportation	0.9
Computers	0.9
Software	0.9
Auto Manufacturers	0.8
Aerospace/Defense	0.7
Miscellaneous Manufacturing	0.7
Gas	0.7
Semiconductors	0.7
Cosmetics/Personal Care	0.6
Healthcare-Products	0.6
Agriculture	0.6
Chemicals	0.5
Lodging	0.5
Mining	0.5
Insurance	0.4
Food	0.4
Commercial Services	0.4
Packaging & Containers	0.3
Toys/Games/Hobbies	0.3
Iron/Steel	0.3
Oil & Gas Services	0.3
Auto Parts & Equipment	0.2
99.2%
Credit Quality†#
Aaa	57.7%
Aa	3.8
A	16.7
Baa	19.1
Ba	1.6
Not Rated@	1.1
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 40.7%
Aerospace/Defense — 0.7%
Embraer Netherlands Finance BV
5.40%, 02/01/2027	$ 1,000,000	$ 990,235
General Dynamics Corp.
3.75%, 05/15/2028	2,000,000	1,954,012
RTX Corp.
5.40%, 05/01/2035	1,000,000	1,034,326
		3,978,573
Agriculture — 0.6%
Altria Group, Inc.
5.95%, 02/14/2049	1,000,000	1,002,711
Philip Morris International, Inc.
5.38%, 02/15/2033	2,000,000	2,041,192
		3,043,903
Auto Manufacturers — 0.8%
Cummins, Inc.
4.88%, 10/01/2043	605,000	591,640
General Motors Co.
6.25%, 10/02/2043	1,000,000	1,021,199
General Motors Financial Co., Inc.
3.10%, 01/12/2032	2,000,000	1,699,539
4.35%, 01/17/2027	1,000,000	984,830
		4,297,208
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/2051	2,000,000	1,303,688
Banks — 5.4%
Bank of America Corp.
2.48%, 09/21/2036	2,500,000	2,006,353
3.82%, 01/20/2028	2,000,000	1,939,193
4.44%, 01/20/2048	963,000	863,777
Bank of New York Mellon Corp.
3.00%, 02/24/2025	928,000	908,497
Barclays PLC
5.20%, 05/12/2026	1,000,000	994,900
Citigroup, Inc.
4.13%, 07/25/2028	2,000,000	1,937,233
4.65%, 07/30/2045	750,000	691,675
Cooperatieve Rabobank UA
3.38%, 05/21/2025	1,264,000	1,241,761
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	3,000,000	2,943,254
4.02%, 10/31/2038	1,000,000	882,723
6.75%, 10/01/2037	1,200,000	1,334,793
HSBC Holdings PLC
6.50%, 09/15/2037	793,000	859,925
JPMorgan Chase & Co.
4.01%, 04/23/2029	2,000,000	1,933,322
6.40%, 05/15/2038	999,000	1,147,120
Lloyds Bank PLC
3.50%, 05/14/2025	1,101,000	1,078,021
Morgan Stanley
2.48%, 09/16/2036	2,500,000	1,997,852
NatWest Group PLC
5.08%, 01/27/2030	1,000,000	988,309
PNC Bank NA
4.05%, 07/26/2028	1,000,000	963,299
State Street Corp.
3.55%, 08/18/2025	844,000	830,026
Security Description	Shares or Principal Amount	Value

Banks (continued)
US Bancorp
3.15%, 04/27/2027	$ 1,000,000	$ 949,565
Wells Fargo & Co.
3.55%, 09/29/2025	2,000,000	1,957,096
3.90%, 05/01/2045	1,311,000	1,095,548
		29,544,242
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,000,000	987,855
4.90%, 02/01/2046	1,000,000	971,884
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	1,500,000	1,587,428
Coca-Cola Co.
3.38%, 03/25/2027	2,000,000	1,949,602
		5,496,769
Biotechnology — 1.2%
Biogen, Inc.
2.25%, 05/01/2030	4,000,000	3,409,671
Gilead Sciences, Inc.
3.65%, 03/01/2026	2,000,000	1,955,519
5.65%, 12/01/2041	1,000,000	1,056,714
		6,421,904
Chemicals — 0.5%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,000,000	1,007,695
PPG Industries, Inc.
3.75%, 03/15/2028	2,000,000	1,934,746
		2,942,441
Commercial Services — 0.4%
S&P Global, Inc.
2.45%, 03/01/2027	2,000,000	1,882,566
Computers — 0.9%
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	2,000,000	2,050,738
International Business Machines Corp.
3.50%, 05/15/2029	2,000,000	1,903,623
4.25%, 05/15/2049	1,000,000	869,439
		4,823,800
Cosmetics/Personal Care — 0.6%
Procter & Gamble Co.
1.20%, 10/29/2030	2,000,000	1,644,435
1.95%, 04/23/2031	2,000,000	1,727,559
		3,371,994
Diversified Financial Services — 1.4%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,176,000	1,162,107
Capital One Financial Corp.
2.64%, 03/03/2026	2,000,000	1,934,042
3.20%, 02/05/2025	500,000	489,727
CME Group, Inc.
3.00%, 03/15/2025	680,000	666,793
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	1,143,000	1,120,357
Mastercard, Inc.
2.95%, 06/01/2029	2,000,000	1,871,564

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Visa, Inc.
4.30%, 12/14/2045	$ 539,000	$ 495,858
		7,740,448
Electric — 1.5%
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	1,000,000	785,263
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	859,000	748,832
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	213,888
DTE Electric Co.
3.70%, 03/15/2045	1,244,000	1,003,815
Duke Energy Corp.
5.00%, 08/15/2052	2,000,000	1,849,310
Duke Energy Florida LLC
3.40%, 10/01/2046	1,179,000	876,827
Northern States Power Co.
2.90%, 03/01/2050	1,000,000	685,436
Pacific Gas & Electric Co.
4.55%, 07/01/2030	2,000,000	1,911,320
		8,074,691
Food — 0.4%
Campbell Soup Co.
4.80%, 03/15/2048	600,000	540,562
Tyson Foods, Inc.
4.88%, 08/15/2034	1,523,000	1,475,668
		2,016,230
Gas — 0.7%
NiSource, Inc.
3.49%, 05/15/2027	2,000,000	1,926,781
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	935,365
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	915,000	938,228
		3,800,374
Healthcare-Products — 0.6%
Abbott Laboratories
2.95%, 03/15/2025	1,000,000	980,646
Medtronic, Inc.
4.63%, 03/15/2045	701,000	671,669
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	2,000,000	1,671,893
		3,324,208
Healthcare-Services — 1.6%
Elevance Health, Inc.
2.25%, 05/15/2030	2,000,000	1,726,524
5.50%, 10/15/2032	1,500,000	1,556,967
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,030,000	1,012,493
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,955,016
3.88%, 12/15/2028	2,500,000	2,433,872
		8,684,872
Insurance — 0.4%
Aegon, Ltd.
5.50%, 04/11/2048	500,000	483,035
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Allstate Corp.
8.58%, 08/15/2053	$ 500,000	$ 500,474
MetLife, Inc.
3.60%, 04/10/2024	1,345,000	1,339,984
		2,323,493
Internet — 1.6%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	1,000,000	816,222
4.50%, 11/28/2034	1,000,000	948,021
Alphabet, Inc.
2.25%, 08/15/2060	3,000,000	1,793,833
Amazon.com, Inc.
2.80%, 08/22/2024	3,000,000	2,958,975
4.25%, 08/22/2057	1,000,000	892,372
eBay, Inc.
3.45%, 08/01/2024	1,073,000	1,061,938
		8,471,361
Iron/Steel — 0.3%
Vale Overseas, Ltd.
6.25%, 08/10/2026	1,500,000	1,530,865
Lodging — 0.5%
Marriott International, Inc.
2.85%, 04/15/2031	2,000,000	1,736,589
3.13%, 06/15/2026	1,000,000	961,696
		2,698,285
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,000,000	961,705
6.83%, 10/23/2055	1,000,000	993,084
Comcast Corp.
3.90%, 03/01/2038	2,000,000	1,780,962
NBCUniversal Media LLC
4.45%, 01/15/2043	1,000,000	905,447
Paramount Global
4.20%, 06/01/2029	1,500,000	1,403,566
Time Warner Cable LLC
6.75%, 06/15/2039	1,000,000	993,363
		7,038,127
Mining — 0.5%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	2,000,000	1,923,807
Southern Copper Corp.
5.25%, 11/08/2042	810,000	767,674
		2,691,481
Miscellaneous Manufacturing — 0.7%
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	1,000,000	966,800
General Electric Co.
5.88%, 01/14/2038	778,000	856,298
Parker-Hannifin Corp.
4.25%, 09/15/2027	2,000,000	1,978,433
		3,801,531
Oil & Gas — 1.2%
Chevron Corp.
2.95%, 05/16/2026	3,193,000	3,091,846
Devon Energy Corp.
7.95%, 04/15/2032	200,000	232,079

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
HollyFrontier Corp.
5.88%, 04/01/2026	$ 250,000	$ 251,835
Kerr-McGee Corp.
7.88%, 09/15/2031	200,000	214,901
Marathon Petroleum Corp.
6.50%, 03/01/2041	500,000	544,517
Shell International Finance BV
4.38%, 05/11/2045	1,000,000	911,289
6.38%, 12/15/2038	1,000,000	1,150,031
Valero Energy Corp.
7.50%, 04/15/2032	200,000	232,305
		6,628,803
Oil & Gas Services — 0.3%
Halliburton Co.
3.80%, 11/15/2025	834,000	818,546
7.45%, 09/15/2039	500,000	621,486
		1,440,032
Packaging & Containers — 0.3%
Berry Global, Inc.
1.57%, 01/15/2026	2,000,000	1,866,979
Pharmaceuticals — 2.0%
AbbVie, Inc.
3.20%, 11/21/2029	3,000,000	2,796,289
Allergan Funding SCS
3.85%, 06/15/2024	250,000	248,357
4.55%, 03/15/2035	1,000,000	848,713
Becton Dickinson & Co.
3.73%, 12/15/2024	771,000	761,810
Cigna Group
4.38%, 10/15/2028	1,000,000	986,065
4.80%, 07/15/2046	800,000	742,001
CVS Health Corp.
5.13%, 07/20/2045	872,000	817,665
Evernorth Health, Inc.
4.50%, 02/25/2026	1,122,000	1,114,015
Johnson & Johnson
3.50%, 01/15/2048	1,134,000	921,078
Novartis Capital Corp.
3.40%, 05/06/2024	800,000	795,512
Pfizer, Inc.
4.20%, 09/15/2048	844,000	745,355
		10,776,860
Pipelines — 3.2%
Enbridge, Inc.
3.13%, 11/15/2029	1,500,000	1,375,327
EnLink Midstream Partners LP
4.85%, 07/15/2026	2,000,000	1,952,960
Enterprise Products Operating LLC
5.10%, 02/15/2045	1,000,000	982,350
5.70%, 02/15/2042	1,000,000	1,041,597
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	300,000	339,306
Kinder Morgan, Inc.
3.60%, 02/15/2051	2,000,000	1,416,773
MPLX LP
4.00%, 03/15/2028	1,125,000	1,089,443
4.95%, 09/01/2032	2,000,000	1,951,216
Phillips 66 Partners LP
3.61%, 02/15/2025	2,101,000	2,059,615
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	$ 1,500,000	$ 1,592,395
Valero Energy Partners LP
4.50%, 03/15/2028	1,000,000	986,853
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,709,367
4.30%, 03/04/2024	1,000,000	998,927
		17,496,129
REITS — 1.3%
American Tower Corp.
5.00%, 02/15/2024	1,261,000	1,260,439
Boston Properties LP
2.45%, 10/01/2033	800,000	608,587
Crown Castle, Inc.
4.45%, 02/15/2026	1,180,000	1,164,764
Simon Property Group LP
6.65%, 01/15/2054	2,000,000	2,355,778
Weyerhaeuser Co.
4.00%, 04/15/2030	2,000,000	1,906,718
		7,296,286
Retail — 3.7%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,698,088
Dollar General Corp.
4.15%, 11/01/2025	1,154,000	1,136,806
Dollar Tree, Inc.
4.20%, 05/15/2028	2,000,000	1,953,813
Home Depot, Inc.
2.80%, 09/14/2027	2,000,000	1,899,648
3.50%, 09/15/2056	786,000	608,707
4.50%, 09/15/2032	2,000,000	2,000,385
Lowe's Cos., Inc.
4.05%, 05/03/2047	700,000	584,197
4.80%, 04/01/2026	2,000,000	2,002,302
5.00%, 04/15/2033	2,000,000	2,026,834
5.15%, 07/01/2033	1,000,000	1,021,635
McDonald's Corp.
3.50%, 07/01/2027	2,000,000	1,938,252
Target Corp.
6.50%, 10/15/2037	840,000	969,618
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	1,391,000	1,330,423
Walmart, Inc.
5.63%, 04/15/2041	939,000	1,033,704
		20,204,412
Semiconductors — 0.7%
NVIDIA Corp.
2.00%, 06/15/2031	2,000,000	1,706,373
QUALCOMM, Inc.
4.80%, 05/20/2045	2,000,000	1,963,667
		3,670,040
Software — 0.9%
Fiserv, Inc.
3.50%, 07/01/2029	1,000,000	937,982
Microsoft Corp.
3.70%, 08/08/2046	1,036,000	895,002
Oracle Corp.
2.65%, 07/15/2026	3,000,000	2,848,309
		4,681,293

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications — 2.1%
AT&T, Inc.
4.75%, 05/15/2046	$ 1,000,000	$ 905,181
6.00%, 08/15/2040	864,000	906,255
6.38%, 03/01/2041	710,000	770,354
T Mobile Usa, Inc.
1.50%, 02/15/2026	2,000,000	1,872,027
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,865,336
3.38%, 02/15/2025	2,500,000	2,456,484
3.70%, 03/22/2061	2,000,000	1,491,281
Vodafone Group PLC
5.00%, 05/30/2038	1,000,000	1,000,763
		11,267,681
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.
3.90%, 11/19/2029	2,000,000	1,856,763
Transportation — 0.9%
Canadian National Railway Co.
2.45%, 05/01/2050	1,000,000	641,662
CSX Corp.
3.80%, 03/01/2028	3,000,000	2,933,210
FedEx Corp.
3.10%, 08/05/2029	1,500,000	1,387,575
		4,962,447
Total Corporate Bonds & Notes (cost $238,177,715)		221,450,779
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 55.2%
U.S. Government — 53.6%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	9,000,000	5,687,227
1.25%, 05/15/2050	5,000,000	2,602,930
1.38%, 11/15/2040 to 08/15/2050	6,000,000	3,458,751
1.63%, 11/15/2050	2,000,000	1,151,641
1.75%, 08/15/2041	2,000,000	1,372,734
1.88%, 02/15/2041 to 11/15/2051	6,000,000	3,865,468
2.00%, 11/15/2041 to 08/15/2051	6,000,000	3,968,672
2.25%, 05/15/2041 to 02/15/2052	6,500,000	4,560,469
2.38%, 02/15/2042 to 05/15/2051	4,000,000	2,897,657
2.50%, 02/15/2046 to 05/15/2046	1,652,000	1,215,227
2.75%, 08/15/2042 to 11/15/2047	7,300,000	5,702,972
2.88%, 05/15/2043 to 05/15/2052	4,560,000	3,594,575
3.00%, 11/15/2044 to 02/15/2049	10,462,000	8,390,150
3.13%, 02/15/2043 to 05/15/2048	4,779,000	3,962,658
3.38%, 05/15/2044	1,498,000	1,302,850
3.63%, 08/15/2043 to 02/15/2044	2,102,000	1,902,766
3.75%, 11/15/2043	1,685,000	1,553,294
4.38%, 02/15/2038 to 11/15/2039	3,000,000	3,102,968
4.50%, 05/15/2038	2,000,000	2,098,516
4.63%, 02/15/2040	2,015,000	2,125,117
4.75%, 02/15/2041	1,751,000	1,863,994
5.00%, 05/15/2037	2,000,000	2,212,344
5.38%, 02/15/2031	2,000,000	2,187,109
5.50%, 08/15/2028	2,000,000	2,134,531
United States Treasury Notes
0.25%, 05/31/2025 to 10/31/2025	10,000,000	9,383,828
0.38%, 08/15/2024 to 09/30/2027	17,100,000	15,796,749
0.50%, 03/31/2025 to 10/31/2027	18,000,000	16,259,883
0.63%, 10/15/2024 to 08/15/2030	25,600,000	22,173,281
0.75%, 03/31/2026 to 01/31/2028	15,000,000	13,687,481
0.88%, 06/30/2026 to 11/15/2030	7,500,000	6,573,379
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.00%, 12/15/2024 to 07/31/2028	$ 4,000,000	$ 3,698,047
1.13%, 01/15/2025 to 02/15/2031	8,000,000	7,162,657
1.25%, 08/31/2024 to 08/15/2031	19,200,000	17,100,809
1.38%, 08/31/2026 to 11/15/2031	13,000,000	11,128,515
1.50%, 09/30/2024 to 02/15/2030	15,181,000	14,238,142
1.63%, 02/15/2026 to 05/15/2031	9,719,000	8,890,371
1.75%, 03/15/2025 to 11/15/2029	9,570,000	8,732,531
1.88%, 08/31/2024 to 02/15/2032	7,000,000	6,527,578
2.00%, 02/15/2025 to 11/15/2026	7,004,000	6,723,421
2.13%, 09/30/2024 to 05/15/2025	6,820,000	6,655,408
2.25%, 10/31/2024 to 11/15/2027	18,094,000	17,386,003
2.38%, 04/30/2026 to 05/15/2029	4,500,000	4,234,258
2.50%, 01/31/2025	2,000,000	1,956,406
2.63%, 02/15/2029	2,700,000	2,544,117
2.75%, 02/28/2025 to 08/15/2032	6,500,000	6,218,379
2.88%, 04/30/2025 to 05/15/2032	8,500,000	8,122,597
3.13%, 11/15/2028	3,000,000	2,901,094
		291,009,554
U.S. Government Agency — 1.6%
Federal Farm Credit Bank
4.13%, 12/12/2025	1,000,000	990,032
Federal Home Loan Bank
1.50%, 08/15/2024	1,500,000	1,472,158
2.88%, 09/13/2024	1,000,000	987,174
4.25%, 12/10/2027	2,000,000	2,025,646
5.50%, 07/15/2036	2,000,000	2,211,757
Tennessee Valley Authority
4.88%, 01/15/2048	1,000,000	1,021,423
		8,708,190
Total U.S. Government & Agency Obligations (cost $328,642,782)		299,717,744
UNAFFILIATED INVESTMENT COMPANIES — 3.3%
iShares 10-20 Year Treasury Bond ETF	1,400	149,688
iShares 1-3 Year Treasury Bond ETF	44,300	3,645,890
iShares 20+ Year Treasury Bond ETF	14,200	1,372,572
iShares 3-7 Year Treasury Bond ETF	33,000	3,877,170
iShares 7-10 Year Treasury Bond ETF	9,900	954,954
iShares iBoxx $ Investment Grade Corporate Bond ETF	73,800	8,130,546
Total Unaffiliated Investment Companies (cost $21,078,685)		18,130,820
Total Long-Term Investment Securities (cost $587,899,182)		539,299,343
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $135,958 and collateralized by $148,000 of United States Treasury Notes, bearing interest at 1.38% due 08/31/2026 and having an approximate value of $138,680 (cost $135,952)	135,952	135,952
TOTAL INVESTMENTS (cost $588,035,134)(1)	99.2%	539,435,295
Other assets less liabilities	0.8	4,083,366
NET ASSETS	100.0%	$543,518,661
(1)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

ETF—Exchange Traded Fund
ULC—Unlimited Liability Corp.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$221,450,779	$—	$221,450,779
U.S. Government & Agency Obligations	—	299,717,744	—	299,717,744
Unaffiliated Investment Companies	18,130,820	—	—	18,130,820
Repurchase Agreements	—	135,952	—	135,952
Total Investments at Value	$18,130,820	$521,304,475	$—	$539,435,295
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	54.6%
Banks	8.5
Unaffiliated Investment Companies	3.4
Electric	3.3
Software	2.9
Retail	2.5
Oil & Gas	2.3
Pharmaceuticals	1.6
Telecommunications	1.6
Diversified Financial Services	1.4
Food	1.2
Internet	1.1
Commercial Services	1.1
Cosmetics/Personal Care	1.0
Aerospace/Defense	1.0
Chemicals	0.9
Machinery-Diversified	0.9
Healthcare-Services	0.8
Computers	0.8
Gas	0.7
Miscellaneous Manufacturing	0.7
Semiconductors	0.7
Airlines	0.6
Biotechnology	0.6
Mining	0.5
Auto Parts & Equipment	0.5
Pipelines	0.4
REITS	0.4
Agriculture	0.4
Electronics	0.4
Auto Manufacturers	0.4
Beverages	0.4
Insurance	0.4
Repurchase Agreements	0.3
Transportation	0.3
Apparel	0.2
Environmental Control	0.2
Lodging	0.2
Healthcare-Products	0.1
99.3%
Credit Quality†#
Aaa	58.5%
Aa	3.3
A	18.1
Baa	18.8
Not Rated@	1.3
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 41.0%
Aerospace/Defense — 1.0%
General Dynamics Corp.
3.75%, 05/15/2028	$ 2,000,000	$ 1,954,012
RTX Corp.
3.50%, 03/15/2027	3,000,000	2,893,271
		4,847,283
Agriculture — 0.4%
Altria Group, Inc.
2.35%, 05/06/2025	2,000,000	1,932,875
Airlines — 0.6%
Southwest Airlines Co.
5.13%, 06/15/2027	3,000,000	3,020,737
Apparel — 0.2%
VF Corp.
2.95%, 04/23/2030	1,300,000	1,091,032
Auto Manufacturers — 0.4%
Honda Motor Co., Ltd.
2.53%, 03/10/2027	2,000,000	1,885,463
Auto Parts & Equipment — 0.5%
Lear Corp.
3.50%, 05/30/2030	1,500,000	1,362,103
3.80%, 09/15/2027	1,000,000	965,534
		2,327,637
Banks — 8.5%
Bank of America Corp.
2.48%, 09/21/2036	2,500,000	2,006,353
3.88%, 08/01/2025	1,200,000	1,184,636
Bank of Montreal
3.30%, 02/05/2024	1,000,000	999,809
Barclays PLC
3.65%, 03/16/2025	1,000,000	981,080
4.34%, 01/10/2028	2,000,000	1,945,528
BNP Paribas SA
4.25%, 10/15/2024	1,000,000	990,100
Citigroup, Inc.
2.52%, 11/03/2032	2,000,000	1,653,540
6.27%, 11/17/2033	2,000,000	2,146,424
Credit Suisse AG
3.63%, 09/09/2024	1,000,000	987,750
Deutsche Bank AG
3.74%, 01/07/2033	2,500,000	2,046,443
Discover Bank
2.70%, 02/06/2030	2,000,000	1,710,726
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	2,000,000	1,933,064
HSBC Holdings PLC
6.16%, 03/09/2029	3,000,000	3,101,106
JPMorgan Chase & Co.
3.88%, 09/10/2024	1,000,000	990,356
5.72%, 09/14/2033	3,000,000	3,091,648
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	800,000	783,808
Morgan Stanley
3.63%, 01/20/2027	1,000,000	972,447
4.00%, 07/23/2025	2,000,000	1,974,452
5.95%, 01/19/2038	2,000,000	2,042,104
NatWest Group PLC
5.13%, 05/28/2024	1,000,000	997,527
Northern Trust Corp.
1.95%, 05/01/2030	2,000,000	1,726,648
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.95%, 10/30/2025	$ 2,000,000	$ 1,970,870
PNC Bank NA
2.95%, 02/23/2025	2,500,000	2,443,326
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	1,000,000	949,133
Wells Fargo & Co.
3.00%, 02/19/2025 to 04/22/2026	2,000,000	1,939,283
3.55%, 09/29/2025	1,000,000	978,548
		42,546,709
Beverages — 0.4%
Coca-Cola Co.
2.25%, 01/05/2032	2,000,000	1,724,809
Biotechnology — 0.6%
Gilead Sciences, Inc.
3.50%, 02/01/2025	900,000	884,967
3.65%, 03/01/2026	2,000,000	1,955,519
		2,840,486
Chemicals — 0.9%
Air Products & Chemicals, Inc.
1.85%, 05/15/2027	2,000,000	1,842,101
2.05%, 05/15/2030	2,000,000	1,739,179
Dow Chemical Co.
4.80%, 11/30/2028	1,000,000	1,007,776
		4,589,056
Commercial Services — 1.1%
PayPal Holdings, Inc.
2.65%, 10/01/2026	2,000,000	1,901,574
Quanta Services, Inc.
2.90%, 10/01/2030	2,000,000	1,754,295
S&P Global, Inc.
2.70%, 03/01/2029	2,000,000	1,840,512
		5,496,381
Computers — 0.8%
Apple, Inc.
2.05%, 09/11/2026	2,000,000	1,885,004
3.35%, 02/09/2027	1,000,000	974,090
3.45%, 05/06/2024	1,000,000	994,211
		3,853,305
Cosmetics/Personal Care — 1.0%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	2,000,000	1,775,577
Procter & Gamble Co.
1.95%, 04/23/2031	2,000,000	1,727,559
Unilever Capital Corp.
1.75%, 08/12/2031	2,000,000	1,650,408
		5,153,544
Diversified Financial Services — 1.4%
American Express Co.
3.00%, 10/30/2024	2,000,000	1,966,204
Capital One Financial Corp.
3.30%, 10/30/2024	2,000,000	1,967,863
Synchrony Financial
4.38%, 03/19/2024	2,000,000	1,995,805
Visa, Inc.
3.15%, 12/14/2025	1,000,000	976,973
		6,906,845

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric — 3.3%
Connecticut Light & Power Co.
3.20%, 03/15/2027	$ 2,000,000	$ 1,919,345
Dominion Energy, Inc.
3.90%, 10/01/2025	1,000,000	981,932
DTE Energy Co.
2.53%, 10/01/2024	2,000,000	1,958,562
Duke Energy Carolinas LLC
4.95%, 01/15/2033	2,000,000	2,015,322
Evergy, Inc.
2.45%, 09/15/2024	2,000,000	1,961,884
Pacific Gas & Electric Co.
2.10%, 08/01/2027	3,000,000	2,714,377
4.55%, 07/01/2030	2,000,000	1,911,321
Sempra
3.25%, 06/15/2027	1,000,000	949,755
Southern California Edison Co.
5.95%, 11/01/2032	2,000,000	2,131,868
		16,544,366
Electronics — 0.4%
Honeywell International, Inc.
2.50%, 11/01/2026	2,000,000	1,907,048
Environmental Control — 0.2%
Republic Services, Inc.
2.50%, 08/15/2024	1,000,000	984,611
Food — 1.2%
Conagra Brands, Inc.
4.30%, 05/01/2024	1,000,000	996,002
General Mills, Inc.
3.20%, 02/10/2027	3,000,000	2,876,501
Kroger Co.
4.50%, 01/15/2029	2,000,000	1,982,009
		5,854,512
Gas — 0.7%
NiSource, Inc.
3.60%, 05/01/2030	2,000,000	1,863,854
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	935,365
Southern California Gas Co.
2.55%, 02/01/2030	1,000,000	881,192
		3,680,411
Healthcare-Products — 0.1%
Abbott Laboratories
3.75%, 11/30/2026	283,000	279,078
Healthcare-Services — 0.8%
Elevance Health, Inc.
5.50%, 10/15/2032	2,000,000	2,075,956
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,955,016
		4,030,972
Insurance — 0.4%
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	2,000,000	1,716,968
Internet — 1.1%
Alphabet, Inc.
2.00%, 08/15/2026	1,300,000	1,228,464
Amazon.com, Inc.
2.80%, 08/22/2024	1,200,000	1,183,590
Security Description	Shares or Principal Amount	Value

Internet (continued)
eBay, Inc.
3.45%, 08/01/2024	$ 1,300,000	$ 1,286,598
Expedia Group, Inc.
3.80%, 02/15/2028	2,000,000	1,916,710
		5,615,362
Lodging — 0.2%
Marriott International, Inc.
3.13%, 06/15/2026	900,000	865,526
Machinery-Diversified — 0.9%
John Deere Capital Corp.
2.80%, 09/08/2027 to 07/18/2029	2,500,000	2,343,595
Otis Worldwide Corp.
2.57%, 02/15/2030	2,500,000	2,213,171
		4,556,766
Mining — 0.5%
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,000,000	990,950
Newmont Corp.
2.25%, 10/01/2030	2,000,000	1,713,306
		2,704,256
Miscellaneous Manufacturing — 0.7%
3M Co.
2.38%, 08/26/2029	2,000,000	1,754,241
GE Capital Funding LLC
4.40%, 05/15/2030	2,000,000	1,889,811
		3,644,052
Oil & Gas — 2.3%
Diamondback Energy, Inc.
3.13%, 03/24/2031	4,000,000	3,550,279
Pioneer Natural Resources Co.
1.90%, 08/15/2030	4,000,000	3,408,017
Shell International Finance BV
3.25%, 05/11/2025	2,000,000	1,965,402
TotalEnergies Capital International SA
3.75%, 04/10/2024	600,000	598,099
Valero Energy Corp.
4.00%, 04/01/2029	2,000,000	1,934,449
		11,456,246
Pharmaceuticals — 1.6%
AbbVie, Inc.
3.60%, 05/14/2025	800,000	786,804
Allergan Funding SCS
3.80%, 03/15/2025	600,000	584,599
AstraZeneca PLC
1.38%, 08/06/2030	2,000,000	1,657,908
Bristol-Myers Squibb Co.
3.45%, 11/15/2027	1,000,000	969,806
CVS Health Corp.
4.30%, 03/25/2028	2,000,000	1,965,106
Johnson & Johnson
2.45%, 03/01/2026	1,000,000	961,903
Novartis Capital Corp.
3.40%, 05/06/2024	1,200,000	1,193,268
		8,119,394
Pipelines — 0.4%
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	500,000	500,902

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Cos., Inc.
2.60%, 03/15/2031	$ 2,000,000	$ 1,709,367
		2,210,269
REITS — 0.4%
Crown Castle, Inc.
3.30%, 07/01/2030	2,000,000	1,787,028
UDR, Inc.
2.10%, 08/01/2032	355,000	278,838
		2,065,866
Retail — 2.5%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,698,088
Home Depot, Inc.
3.90%, 12/06/2028	2,000,000	1,964,480
4.50%, 09/15/2032	2,000,000	2,000,385
Target Corp.
3.38%, 04/15/2029	2,000,000	1,911,313
Walmart, Inc.
2.65%, 12/15/2024	1,000,000	980,792
3.70%, 06/26/2028	2,000,000	1,970,539
4.10%, 04/15/2033	2,000,000	1,955,374
		12,480,971
Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	1,000,000	974,086
NVIDIA Corp.
0.58%, 06/14/2024	2,000,000	1,965,103
QUALCOMM, Inc.
3.45%, 05/20/2025	700,000	688,273
		3,627,462
Software — 2.9%
Microsoft Corp.
3.13%, 11/03/2025	1,300,000	1,272,130
3.30%, 02/06/2027	2,000,000	1,951,588
Oracle Corp.
1.65%, 03/25/2026	2,000,000	1,869,124
2.65%, 07/15/2026	900,000	854,493
3.40%, 07/08/2024	1,000,000	990,138
Roper Technologies, Inc.
1.75%, 02/15/2031	2,000,000	1,630,341
Salesforce, Inc.
0.63%, 07/15/2024	2,000,000	1,957,452
VMware LLC
1.00%, 08/15/2024	2,000,000	1,950,412
Workday, Inc.
3.70%, 04/01/2029	2,000,000	1,905,768
		14,381,446
Telecommunications — 1.6%
Sprint LLC
7.63%, 03/01/2026	2,200,000	2,295,902
T-Mobile USA, Inc.
3.75%, 04/15/2027	1,000,000	969,497
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,865,336
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Vodafone Group PLC
4.13%, 05/30/2025	$ 1,000,000	$ 988,836
4.38%, 05/30/2028	2,000,000	1,997,289
		8,116,860
Transportation — 0.3%
FedEx Corp.
3.40%, 02/15/2028	1,500,000	1,433,096
Total Corporate Bonds & Notes (cost $213,577,169)		204,491,700
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 54.6%
U.S. Government — 52.8%
United States Treasury Bonds
5.25%, 02/15/2029	1,000,000	1,062,969
5.38%, 02/15/2031	1,000,000	1,093,555
6.00%, 02/15/2026	1,000,000	1,035,039
6.25%, 05/15/2030	1,500,000	1,692,656
6.50%, 11/15/2026	1,500,000	1,596,621
United States Treasury Notes
0.25%, 05/31/2025 to 10/31/2025	11,000,000	10,334,297
0.38%, 04/30/2025 to 09/30/2027	10,500,000	9,645,761
0.50%, 03/31/2025 to 10/31/2027	11,000,000	9,991,952
0.63%, 07/31/2026 to 08/15/2030	15,000,000	12,844,513
0.75%, 03/31/2026 to 01/31/2028	10,000,000	9,088,828
0.88%, 06/30/2026 to 11/15/2030	5,500,000	4,877,031
1.00%, 12/15/2024 to 07/31/2028	4,000,000	3,698,047
1.13%, 01/15/2025 to 02/15/2031	15,000,000	13,619,298
1.25%, 08/31/2024 to 08/15/2031	20,500,000	18,154,921
1.38%, 01/31/2025 to 11/15/2031	21,000,000	18,179,356
1.50%, 09/30/2024 to 02/15/2030	13,000,000	12,151,132
1.63%, 02/15/2026 to 05/15/2031	13,000,000	11,862,080
1.75%, 07/31/2024 to 11/15/2029	9,900,000	9,306,277
1.88%, 08/31/2024 to 02/15/2032	15,500,000	13,985,566
2.00%, 06/30/2024 to 11/15/2026	5,400,000	5,229,727
2.13%, 07/31/2024 to 05/31/2026	6,600,000	6,439,770
2.25%, 10/31/2024 to 11/15/2027	11,400,000	10,961,945
2.38%, 08/15/2024 to 05/15/2029	6,600,000	6,267,383
2.50%, 01/31/2025 to 03/31/2027	4,100,000	3,960,321
2.63%, 03/31/2025 to 07/31/2029	13,800,000	13,277,954
2.75%, 02/28/2025 to 08/15/2032	17,000,000	16,353,749
2.88%, 04/30/2025 to 05/15/2032	16,500,000	15,904,648
3.00%, 09/30/2025	1,000,000	978,633
3.13%, 08/31/2027 to 11/15/2028	4,000,000	3,879,140
3.25%, 06/30/2027 to 06/30/2029	4,000,000	3,891,953
3.38%, 05/15/2033	2,000,000	1,911,562
3.50%, 01/31/2028 to 02/15/2033	7,500,000	7,332,558
4.13%, 10/31/2027 to 11/15/2032	3,000,000	3,032,500
		263,641,742
U.S. Government Agency — 1.8%
Federal Farm Credit Bank
0.90%, 06/15/2026	1,500,000	1,385,276
Federal Home Loan Bank
1.50%, 08/15/2024	3,000,000	2,944,316
2.50%, 12/10/2027	2,000,000	1,893,071
2.88%, 09/13/2024	1,000,000	987,175
3.25%, 11/16/2028	2,000,000	1,947,194
		9,157,032
Total U.S. Government & Agency Obligations (cost $285,632,810)		272,798,774

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 3.4%
iShares 1-3 Year Treasury Bond ETF	58,000	$ 4,773,400
iShares 3-7 Year Treasury Bond ETF	42,200	4,958,078
iShares 7-10 Year Treasury Bond ETF	12,200	1,176,812
iShares iBoxx $ Investment Grade Corporate Bond ETF	53,000	5,839,010
Total Unaffiliated Investment Companies (cost $18,601,008)		16,747,300
Total Long-Term Investment Securities (cost $517,810,987)		494,037,774
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $1,656,083 and collateralized by $1,802,700 of United States Treasury Notes, bearing interest at 1.38% due 08/31/2026 and having an approximate value of $1,689,183 (cost $1,656,009)	$ 1,656,009	1,656,009
TOTAL INVESTMENTS (cost $519,466,996)(1)	99.3%	495,693,783
Other assets less liabilities	0.7	3,418,249
NET ASSETS	100.0%	$499,112,032
(1)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$204,491,700	$—	$204,491,700
U.S. Government & Agency Obligations	—	272,798,774	—	272,798,774
Unaffiliated Investment Companies	16,747,300	—	—	16,747,300
Repurchase Agreements	—	1,656,009	—	1,656,009
Total Investments at Value	$16,747,300	$478,946,483	$—	$495,693,783
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Banks	12.5%
Oil & Gas	11.7
Pharmaceuticals	11.5
Insurance	6.2
Telecommunications	4.7
Semiconductors	4.7
Healthcare-Services	3.9
Diversified Financial Services	3.9
Computers	3.2
Biotechnology	3.0
Retail	2.8
Electric	2.8
Media	2.5
Agriculture	2.2
Auto Manufacturers	2.0
Home Builders	1.8
Machinery-Construction & Mining	1.5
Machinery-Diversified	1.5
Iron/Steel	1.4
Transportation	1.3
Aerospace/Defense	1.3
Building Materials	1.2
Commercial Services	1.2
Food	1.1
Unaffiliated Investment Companies	1.1
Pipelines	1.0
Miscellaneous Manufacturing	1.0
Chemicals	0.9
Software	0.8
Healthcare-Products	0.7
Packaging & Containers	0.5
Electronics	0.5
Oil & Gas Services	0.5
Short-Term Investments	0.4
Distribution/Wholesale	0.4
Advertising	0.3
Internet	0.3
Airlines	0.2
Hand/Machine Tools	0.2
Apparel	0.2
Beverages	0.2
Private Equity	0.1
Environmental Control	0.1
Forest Products & Paper	0.1
Shipbuilding	0.1
Auto Parts & Equipment	0.1
Engineering & Construction	0.1
Leisure Time	0.1
Lodging	0.1
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	47,200	$ 1,557,128
Omnicom Group, Inc.	30,200	2,729,476
		4,286,604
Aerospace/Defense — 1.3%
L3Harris Technologies, Inc.	13,900	2,897,038
Lockheed Martin Corp.	29,100	12,495,831
		15,392,869
Agriculture — 2.2%
Altria Group, Inc.	213,000	8,545,560
Bunge Global SA	12,600	1,109,934
Philip Morris International, Inc.	182,500	16,580,125
		26,235,619
Airlines — 0.2%
Delta Air Lines, Inc.	47,200	1,847,408
United Airlines Holdings, Inc.†	22,300	922,774
		2,770,182
Apparel — 0.2%
Levi Strauss & Co., Class A	11,700	190,476
PVH Corp.	4,100	493,066
Ralph Lauren Corp.	4,648	667,778
Skechers USA, Inc., Class A†	15,700	980,308
		2,331,628
Auto Manufacturers — 2.0%
Cummins, Inc.	17,200	4,115,960
Ford Motor Co.	584,300	6,847,996
General Motors Co.	173,000	6,712,400
PACCAR, Inc.	63,448	6,369,545
		24,045,901
Auto Parts & Equipment — 0.1%
Lear Corp.	7,300	970,170
Banks — 12.5%
Bank of America Corp.	580,600	19,746,206
Bank of New York Mellon Corp.	102,200	5,668,012
Citigroup, Inc.	222,400	12,492,208
Citizens Financial Group, Inc.	34,200	1,118,340
Commerce Bancshares, Inc.	8,900	463,868
Cullen/Frost Bankers, Inc.	4,700	498,764
East West Bancorp, Inc.	9,600	698,976
Fifth Third Bancorp	46,300	1,585,312
Goldman Sachs Group, Inc.	41,200	15,821,212
Huntington Bancshares, Inc.	106,300	1,353,199
JPMorgan Chase & Co.	355,900	62,054,724
KeyCorp	68,700	998,211
M&T Bank Corp.	12,200	1,684,820
Morgan Stanley	204,800	17,866,752
Northern Trust Corp.	15,100	1,202,564
PNC Financial Services Group, Inc.	29,200	4,415,332
Regions Financial Corp.	63,200	1,179,944
State Street Corp.	42,300	3,124,701
Webster Financial Corp.	13,400	663,032
		152,636,177
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	600	516,834
Molson Coors Beverage Co., Class B	24,241	1,497,852
		2,014,686
Security Description	Shares or Principal Amount	Value

Biotechnology — 3.0%
Amgen, Inc.	64,800	$ 20,364,048
Biogen, Inc.†	16,700	4,119,222
Gilead Sciences, Inc.	152,100	11,903,346
		36,386,616
Building Materials — 1.2%
Builders FirstSource, Inc.†	18,100	3,144,513
Eagle Materials, Inc.	4,000	905,120
Fortune Brands Innovations, Inc.	15,500	1,202,645
Johnson Controls International PLC	78,600	4,141,434
Masco Corp.	39,300	2,644,497
Owens Corning	15,200	2,303,256
UFP Industries, Inc.	4,200	476,490
		14,817,955
Chemicals — 0.9%
CF Industries Holdings, Inc.	14,100	1,064,691
Dow, Inc.	82,700	4,432,720
Eastman Chemical Co.	14,400	1,203,120
LyondellBasell Industries NV, Class A	39,743	3,740,611
Olin Corp.	16,403	854,104
		11,295,246
Commercial Services — 1.2%
Avis Budget Group, Inc.	4,400	720,324
Global Payments, Inc.	30,100	4,010,223
H&R Block, Inc.	9,800	459,032
Robert Half, Inc.	12,400	986,296
Service Corp. International	25,900	1,738,408
U-Haul Holding Co. †	2,000	132,520
U-Haul Holding Co. (Non-Voting)	21,200	1,354,044
United Rentals, Inc.	8,200	5,128,280
		14,529,127
Computers — 3.2%
CACI International, Inc., Class A†	2,100	721,833
Cognizant Technology Solutions Corp., Class A	58,300	4,496,096
Dell Technologies, Inc., Class C	29,300	2,428,384
Hewlett Packard Enterprise Co.	193,500	2,958,615
HP, Inc.	193,300	5,549,643
International Business Machines Corp.	97,900	17,980,314
Leidos Holdings, Inc.	16,747	1,850,041
NetApp, Inc.	23,600	2,057,920
Science Applications International Corp.	3,000	382,980
		38,425,826
Distribution/Wholesale — 0.4%
Ferguson PLC	23,600	4,433,496
Diversified Financial Services — 3.9%
Ally Financial, Inc.	34,900	1,280,132
American Express Co.	89,400	17,946,156
Ameriprise Financial, Inc.	13,200	5,106,156
Capital One Financial Corp.	44,100	5,967,612
Discover Financial Services	33,200	3,503,264
Invesco, Ltd.	55,100	872,233
Jefferies Financial Group, Inc.	30,400	1,239,104
LPL Financial Holdings, Inc.	8,800	2,104,872
Raymond James Financial, Inc.	24,200	2,666,356
SEI Investments Co.	7,600	480,624
Stifel Financial Corp.	12,300	897,285
Synchrony Financial	53,100	2,063,997
T. Rowe Price Group, Inc.	26,200	2,841,390
		46,969,181

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric — 2.8%
Alliant Energy Corp.	28,600	$ 1,391,676
CenterPoint Energy, Inc.	52,300	1,461,262
Consolidated Edison, Inc.	39,900	3,626,910
Duke Energy Corp.	90,600	8,682,198
Edison International	41,500	2,800,420
OGE Energy Corp.	24,278	807,001
Pinnacle West Capital Corp.	13,794	950,406
PPL Corp.	89,200	2,337,040
Public Service Enterprise Group, Inc.	78,300	4,540,617
Sempra	77,000	5,510,120
Vistra Corp.	49,900	2,047,397
		34,155,047
Electronics — 0.5%
Allegion PLC	10,100	1,251,289
Arrow Electronics, Inc.†	11,000	1,222,650
Jabil, Inc.	21,900	2,743,851
TD SYNNEX Corp.	11,300	1,129,774
		6,347,564
Engineering & Construction — 0.1%
TopBuild Corp.†	2,500	922,825
Environmental Control — 0.1%
Pentair PLC	19,800	1,448,766
Food — 1.1%
Ingredion, Inc.	8,200	882,074
Kraft Heinz Co.	148,800	5,524,944
Kroger Co.	86,900	4,009,566
Sysco Corp.	37,000	2,994,410
		13,410,994
Forest Products & Paper — 0.1%
International Paper Co.	40,000	1,433,200
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.	4,900	653,954
Snap-on, Inc.	6,300	1,826,559
		2,480,513
Healthcare-Products — 0.7%
Medtronic PLC	97,500	8,535,150
Healthcare-Services — 3.9%
Centene Corp.†	39,200	2,952,152
DaVita, Inc.†	10,600	1,146,496
Elevance Health, Inc.	36,900	18,207,936
HCA Healthcare, Inc.	50,200	15,305,980
Laboratory Corp. of America Holdings	13,200	2,934,360
Molina Healthcare, Inc.†	4,300	1,532,692
Quest Diagnostics, Inc.	19,500	2,504,385
Tenet Healthcare Corp.†	10,300	852,222
Universal Health Services, Inc., Class B	13,000	2,064,530
		47,500,753
Home Builders — 1.8%
D.R. Horton, Inc.	54,400	7,774,304
Lennar Corp., Class A	39,100	5,859,135
NVR, Inc.†	420	2,971,622
PulteGroup, Inc.	39,100	4,088,296
Toll Brothers, Inc.	7,300	725,255
		21,418,612
Security Description	Shares or Principal Amount	Value

Insurance — 6.2%
Aflac, Inc.	80,400	$ 6,780,936
American Financial Group, Inc.	8,700	1,047,480
Arch Capital Group, Ltd.†	45,900	3,783,537
Assurant, Inc.	6,200	1,041,290
Chubb, Ltd.	52,300	12,813,500
Cincinnati Financial Corp.	18,700	2,071,960
Equitable Holdings, Inc.	50,200	1,641,038
Fidelity National Financial, Inc.	32,900	1,645,987
First American Financial Corp.	12,600	760,410
Globe Life, Inc.	11,000	1,351,020
Hartford Financial Services Group, Inc.	41,500	3,608,840
Loews Corp.	30,400	2,214,944
Markel Group, Inc.†	1,260	1,886,762
MetLife, Inc.	104,500	7,243,940
Old Republic International Corp.	36,700	1,029,068
Primerica, Inc.	3,600	842,976
Principal Financial Group, Inc.	30,200	2,388,820
Prudential Financial, Inc.	45,600	4,784,808
Reinsurance Group of America, Inc.	7,743	1,346,430
Travelers Cos., Inc.	54,100	11,434,576
Unum Group	24,000	1,160,160
W.R. Berkley Corp.	32,025	2,622,207
Willis Towers Watson PLC	7,600	1,871,880
		75,372,569
Internet — 0.3%
eBay, Inc.	61,500	2,525,805
Gen Digital, Inc.	47,000	1,103,560
Robinhood Markets, Inc., Class A†	50,200	539,148
		4,168,513
Iron/Steel — 1.4%
Cleveland-Cliffs, Inc.†	58,800	1,178,940
Commercial Metals Co.	5,300	276,766
Nucor Corp.	43,400	8,112,762
Reliance Steel & Aluminum Co.	8,500	2,426,070
Steel Dynamics, Inc.	30,200	3,644,838
United States Steel Corp.	28,400	1,335,368
		16,974,744
Leisure Time — 0.1%
Brunswick Corp.	11,000	887,480
Lodging — 0.1%
Boyd Gaming Corp.	12,594	799,593
Machinery-Construction & Mining — 1.5%
Caterpillar, Inc.	58,900	17,688,259
Oshkosh Corp.	8,500	935,850
		18,624,109
Machinery-Diversified — 1.5%
AGCO Corp.	9,200	1,125,436
Deere & Co.	33,800	13,303,004
Dover Corp.	16,100	2,411,458
Middleby Corp.†	6,300	888,741
		17,728,639
Media — 2.5%
Charter Communications, Inc., Class A†	10,800	4,003,668
Comcast Corp., Class A	534,200	24,861,668
Fox Corp., Class A	50,200	1,621,460
		30,486,796

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 0.0%
Timken Co.	7,300	$ 597,943
Miscellaneous Manufacturing — 1.0%
Carlisle Cos., Inc.	5,800	1,822,708
Parker-Hannifin Corp.	15,700	7,292,650
Textron, Inc.	32,500	2,753,075
		11,868,433
Oil & Gas — 11.7%
Antero Resources Corp.†	19,800	442,332
APA Corp.	39,300	1,231,269
Chevron Corp.	215,752	31,808,317
Chord Energy Corp.	3,000	461,280
ConocoPhillips	151,400	16,937,118
Coterra Energy, Inc.	87,200	2,169,536
EOG Resources, Inc.	86,900	9,888,351
Exxon Mobil Corp.	464,700	47,775,807
Marathon Oil Corp.	84,770	1,936,995
Marathon Petroleum Corp.	46,200	7,650,720
Murphy Oil Corp.	10,100	390,870
Occidental Petroleum Corp.	109,800	6,321,186
Phillips 66	51,400	7,417,534
Range Resources Corp.	28,400	824,736
Southwestern Energy Co.†	127,100	819,795
Valero Energy Corp.	47,800	6,639,420
		142,715,266
Oil & Gas Services — 0.5%
Baker Hughes Co.	68,400	1,949,400
Halliburton Co.	103,700	3,696,905
NOV, Inc.	28,900	563,839
		6,210,144
Packaging & Containers — 0.5%
Berry Global Group, Inc.	15,000	981,900
Crown Holdings, Inc.	19,700	1,743,450
Graphic Packaging Holding Co.	37,100	946,421
Packaging Corp. of America	13,000	2,156,440
Sonoco Products Co.	11,300	642,970
		6,471,181
Pharmaceuticals — 11.5%
AbbVie, Inc.	214,600	35,280,240
Cardinal Health, Inc.	31,907	3,483,925
Cencora, Inc.	30,400	7,073,472
Cigna Group	39,100	11,767,145
CVS Health Corp.	94,400	7,020,528
Henry Schein, Inc.†	15,300	1,145,052
Johnson & Johnson	176,600	28,061,740
McKesson Corp.	24,000	11,997,360
Merck & Co., Inc.	264,900	31,994,622
Viatris, Inc.	138,500	1,630,145
		139,454,229
Pipelines — 1.0%
Cheniere Energy, Inc.	27,800	4,558,922
Kinder Morgan, Inc.	272,900	4,617,468
New Fortress Energy, Inc.	15,000	498,450
Williams Cos., Inc.	89,300	3,095,138
		12,769,978
Private Equity — 0.1%
Carlyle Group, Inc.	41,600	1,664,832
Security Description	Shares or Principal Amount	Value

Real Estate — 0.0%
Jones Lang LaSalle, Inc.†	3,000	$ 531,180
Retail — 2.8%
AutoNation, Inc.†	11,000	1,536,260
Bath & Body Works, Inc.	15,400	656,964
Best Buy Co., Inc.	26,900	1,949,981
BJ's Wholesale Club Holdings, Inc.†	8,800	566,192
CarMax, Inc.†	10,700	761,626
Dick's Sporting Goods, Inc.	4,200	626,094
Lithia Motors, Inc.	3,100	914,035
Lowe's Cos., Inc.	108,600	23,114,424
Murphy USA, Inc.	2,500	881,300
Penske Automotive Group, Inc.	10,800	1,602,396
Williams-Sonoma, Inc.	8,000	1,547,120
		34,156,392
Semiconductors — 4.7%
Applied Materials, Inc.	102,400	16,824,320
Microchip Technology, Inc.	39,700	3,381,646
Micron Technology, Inc.	132,200	11,336,150
ON Semiconductor Corp.†	43,800	3,115,494
QUALCOMM, Inc.	135,700	20,152,807
Skyworks Solutions, Inc.	19,300	2,016,078
		56,826,495
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	4,800	1,242,816
Software — 0.8%
Fiserv, Inc.†	60,794	8,624,845
Twilio, Inc., Class A†	13,300	935,389
		9,560,234
Telecommunications — 4.7%
AT&T, Inc.	486,000	8,597,340
Cisco Systems, Inc.	498,500	25,014,729
Corning, Inc.	102,600	3,333,474
Verizon Communications, Inc.	485,600	20,565,160
		57,510,703
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	23,300	416,837
Transportation — 1.3%
CSX Corp.	231,800	8,275,260
FedEx Corp.	30,600	7,383,474
		15,658,734
Total Common Stocks (cost $929,133,854)		1,197,892,547
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
iShares Russell 1000 Value ETF (cost $12,708,405)	77,100	12,748,485
Total Long-Term Investment Securities (cost $941,842,259)		1,210,641,032

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(1) (cost $5,227,236)	5,227,236	$ 5,227,236
TOTAL INVESTMENTS (cost $947,069,495)(2)	99.9%	1,215,868,268
Other assets less liabilities	0.1	1,079,109
NET ASSETS	100.0%	$1,216,947,377
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2024.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,197,892,547	$—	$—	$1,197,892,547
Unaffiliated Investment Companies	12,748,485	—	—	12,748,485
Short-Term Investments	5,227,236	—	—	5,227,236
Total Investments at Value	$1,215,868,268	$—	$—	$1,215,868,268
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Banks	13.2%
Insurance	6.8
Electronics	6.5
Chemicals	5.9
Commercial Services	5.1
Building Materials	4.0
Machinery-Diversified	4.0
REITS	3.9
Lodging	3.9
Healthcare-Products	3.8
Real Estate	3.8
Software	3.6
Food	3.2
Aerospace/Defense	3.1
Oil & Gas	2.6
Home Builders	2.4
Semiconductors	2.3
Savings & Loans	2.1
Hand/Machine Tools	2.1
Retail	2.0
Auto Parts & Equipment	1.8
Engineering & Construction	1.6
Short-Term Investments	1.4
Toys/Games/Hobbies	1.3
Energy-Alternate Sources	1.3
Apparel	1.1
Diversified Financial Services	1.0
Electric	1.0
Metal Fabricate/Hardware	0.9
Leisure Time	0.9
Office Furnishings	0.8
Telecommunications	0.7
Iron/Steel	0.5
Miscellaneous Manufacturing	0.5
Oil & Gas Services	0.4
Electrical Components & Equipment	0.4
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Aerospace/Defense — 3.1%
Melrose Industries PLC	374,531	$ 2,803,508
QinetiQ Group PLC	1,341,038	6,064,455
		8,867,963
Apparel — 1.1%
Dr. Martens PLC	1,306,586	1,469,154
PVH Corp.	13,788	1,658,145
		3,127,299
Auto Parts & Equipment — 1.8%
Adient PLC†	149,423	5,186,472
Banks — 13.2%
Atlantic Union Bankshares Corp.	31,917	1,090,285
Camden National Corp.	59,725	2,151,892
Columbia Banking System, Inc.	317,375	6,398,280
First Bancorp	60,910	2,105,050
First Commonwealth Financial Corp.	134,429	1,883,350
First Interstate BancSystem, Inc., Class A	219,186	6,031,999
German American Bancorp, Inc.	63,328	2,098,057
Peoples Bancorp, Inc.	95,920	2,810,456
Seacoast Banking Corp. of Florida	108,434	2,663,139
SouthState Corp.	91,294	7,586,531
TriCo Bancshares	77,712	2,824,831
		37,643,870
Building Materials — 4.0%
Louisiana-Pacific Corp.	60,303	4,013,165
Masonite International Corp.†	1,580	145,439
Summit Materials, Inc., Class A†	8,516	308,109
UFP Industries, Inc.	60,648	6,880,515
		11,347,228
Chemicals — 5.9%
Ashland, Inc.	17,875	1,673,457
Avient Corp.	120,924	4,378,658
Elementis PLC†	2,885,495	5,207,088
Olin Corp.	20,409	1,062,697
Tronox Holdings PLC	319,614	4,407,477
		16,729,377
Commercial Services — 5.1%
Colliers International Group, Inc.	10,429	1,224,782
Herc Holdings, Inc.	19,538	2,881,660
ICF International, Inc.	1,474	204,945
Kforce, Inc.	52,135	3,563,427
Vestis Corp.	101,354	2,168,976
WillScot Mobile Mini Holdings Corp.†	95,185	4,502,250
		14,546,040
Diversified Financial Services — 1.0%
Bread Financial Holdings, Inc.	4,311	156,360
Piper Sandler Cos.	15,385	2,669,144
		2,825,504
Electric — 1.0%
Black Hills Corp.	16,617	860,096
IDACORP, Inc.	19,947	1,846,693
		2,706,789
Electrical Components & Equipment — 0.4%
Insteel Industries, Inc.	31,262	1,082,603
Security Description	Shares or Principal Amount	Value

Electronics — 6.5%
Atmus Filtration Technologies, Inc.†	123,994	$ 2,768,786
Benchmark Electronics, Inc.	126,648	3,434,694
Coherent Corp.†	113,768	5,408,531
CTS Corp.	3,429	140,795
Knowles Corp.†	418,356	6,823,386
		18,576,192
Energy-Alternate Sources — 1.3%
Green Plains, Inc.†	178,168	3,693,423
Engineering & Construction — 1.6%
Primoris Services Corp.	121,001	3,968,833
Stantec, Inc.	5,471	439,609
		4,408,442
Food — 3.2%
Glanbia PLC	397,341	7,077,887
Maple Leaf Foods, Inc.	98,935	1,886,789
		8,964,676
Hand/Machine Tools — 2.1%
Regal Rexnord Corp.	43,759	5,840,076
Healthcare-Products — 3.8%
Envista Holdings Corp.†	255,234	5,997,999
Integer Holdings Corp.†	48,198	4,883,421
		10,881,420
Home Builders — 2.4%
Century Communities, Inc.	10,129	878,184
LCI Industries	18,075	2,011,386
M/I Homes, Inc.†	13,735	1,750,114
Meritage Homes Corp.	6,971	1,154,467
Taylor Morrison Home Corp.†	17,856	931,012
		6,725,163
Insurance — 6.8%
CNO Financial Group, Inc.	202,720	5,509,930
Hanover Insurance Group, Inc.	58,235	7,687,602
Horace Mann Educators Corp.	168,008	6,187,735
		19,385,267
Iron/Steel — 0.5%
Commercial Metals Co.	26,647	1,391,506
Leisure Time — 0.9%
Brunswick Corp.	30,399	2,452,591
Lodging — 3.9%
Boyd Gaming Corp.	35,975	2,284,053
Dalata Hotel Group PLC	510,906	2,652,974
Hilton Grand Vacations, Inc.†	146,808	6,121,894
		11,058,921
Machinery-Diversified — 4.0%
Columbus McKinnon Corp.	119,602	4,672,850
Mueller Water Products, Inc., Class A	362,934	4,975,825
Zurn Elkay Water Solutions Corp.	57,002	1,690,110
		11,338,785
Metal Fabricate/Hardware — 0.9%
Ryerson Holding Corp.	68,762	2,359,912
Timken Co.	1,877	153,745
		2,513,657
Miscellaneous Manufacturing — 0.5%
Senior PLC	678,294	1,351,694

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office Furnishings — 0.8%
HNI Corp.	59,278	$ 2,413,800
Oil & Gas — 2.6%
Crescent Point Energy Corp.	1,137,458	7,419,768
Oil & Gas Services — 0.4%
TechnipFMC PLC	60,695	1,173,841
Real Estate — 3.8%
McGrath RentCorp	86,188	10,829,522
REITS — 3.9%
Alexander & Baldwin, Inc.	180,589	3,127,801
Highwoods Properties, Inc.	149,607	3,436,473
Kite Realty Group Trust	13,172	281,881
STAG Industrial, Inc.	7,538	278,454
Sunstone Hotel Investors, Inc.	376,353	4,015,686
		11,140,295
Retail — 2.0%
Brinker International, Inc.†	93,813	4,014,258
Group 1 Automotive, Inc.	1,823	474,090
Jack in the Box, Inc.	14,290	1,114,191
		5,602,539
Savings & Loans — 2.1%
WSFS Financial Corp.	132,675	5,905,364
Semiconductors — 2.3%
Cohu, Inc.†	137,644	4,385,338
Onto Innovation, Inc.†	13,773	2,224,339
		6,609,677
Security Description	Shares or Principal Amount	Value

Software — 3.6%
ACI Worldwide, Inc.†	344,338	$ 10,354,244
Telecommunications — 0.7%
Clearfield, Inc.†	76,179	1,918,949
Toys/Games/Hobbies — 1.3%
Mattel, Inc.†	212,239	3,796,956
Total Long-Term Investment Securities (cost $266,927,330)		279,809,913
SHORT-TERM INVESTMENTS — 1.4%
U.S. Government Agency — 0.8%
Federal Home Loan Bank
5.18%, 02/01/2024	$2,365,000	2,364,658
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(1)	1,652,083	1,652,083
Total Short-Term Investments (cost $4,017,083)		4,016,741
TOTAL INVESTMENTS (cost $270,944,413)(2)	99.9%	283,826,654
Other assets less liabilities	0.1	369,754
NET ASSETS	100.0%	$284,196,408
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2024.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$ —	$ 8,867,963	$—	$ 8,867,963
Apparel	1,658,145	1,469,154	—	3,127,299
Chemicals	11,522,289	5,207,088	—	16,729,377
Food	1,886,789	7,077,887	—	8,964,676
Lodging	8,405,947	2,652,974	—	11,058,921
Miscellaneous Manufacturing	—	1,351,694	—	1,351,694
Other Industries	229,709,983	—	—	229,709,983
Short-Term Investments:
U.S. Government Agency	—	2,364,658	—	2,364,658
Other Short-Term Investments	1,652,083	—	—	1,652,083
Total Investments at Value	$254,835,236	$28,991,418	$—	$283,826,654
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Software	12.6%
Internet	12.2
Semiconductors	9.4
Computers	7.9
Diversified Financial Services	5.5
Biotechnology	4.4
Retail	3.9
Pharmaceuticals	3.9
Oil & Gas	3.4
Insurance	3.0
Banks	2.8
Auto Manufacturers	2.8
REITS	2.7
Iron/Steel	2.2
Healthcare-Services	2.2
Healthcare-Products	1.8
Telecommunications	1.8
Media	1.5
Electric	1.4
Agriculture	1.3
Distribution/Wholesale	1.3
Building Materials	1.2
Electronics	1.2
Short-Term Investments	1.2
Food	1.1
Home Builders	0.9
Pipelines	0.9
Cosmetics/Personal Care	0.6
Machinery-Construction & Mining	0.5
Apparel	0.5
Beverages	0.5
Chemicals	0.5
Transportation	0.5
Gas	0.4
Commercial Services	0.4
Hand/Machine Tools	0.3
Electrical Components & Equipment	0.3
Engineering & Construction	0.2
Miscellaneous Manufacturing	0.2
Auto Parts & Equipment	0.1
Aerospace/Defense	0.1
Machinery-Diversified	0.1
Entertainment	0.1
Airlines	0.1
Packaging & Containers	0.1
Household Products/Wares	0.1
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Aerospace/Defense — 0.1%
Curtiss-Wright Corp.	666	$ 148,232
Agriculture — 1.3%
Altria Group, Inc.	36,031	1,445,564
Bunge Global SA	5,191	457,275
		1,902,839
Airlines — 0.1%
United Airlines Holdings, Inc.†	3,215	133,037
Apparel — 0.5%
Deckers Outdoor Corp.†	824	621,073
Skechers USA, Inc., Class A†	2,238	139,741
		760,814
Auto Manufacturers — 2.8%
General Motors Co.	42,719	1,657,497
PACCAR, Inc.	12,510	1,255,879
Tesla, Inc.†	5,518	1,033,466
		3,946,842
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	2,999	181,559
Banks — 2.8%
Bank of New York Mellon Corp.	26,792	1,485,884
Citigroup, Inc.	3,232	181,542
First Citizens BancShares, Inc., Class A	357	539,070
JPMorgan Chase & Co.	9,258	1,614,225
State Street Corp.	1,931	142,643
		3,963,364
Beverages — 0.5%
Molson Coors Beverage Co., Class B	6,630	409,667
Monster Beverage Corp.†	2,397	131,883
PepsiCo, Inc.	794	133,813
		675,363
Biotechnology — 4.4%
Amgen, Inc.	6,293	1,977,638
Exelixis, Inc.†	10,564	229,873
Gilead Sciences, Inc.	15,693	1,228,134
Regeneron Pharmaceuticals, Inc.†	738	695,772
United Therapeutics Corp.†	1,486	319,163
Vertex Pharmaceuticals, Inc.†	4,148	1,797,660
		6,248,240
Building Materials — 1.2%
Builders FirstSource, Inc.†	4,152	721,327
Eagle Materials, Inc.	990	224,017
Lennox International, Inc.	1,002	429,016
Owens Corning	2,745	415,950
		1,790,310
Chemicals — 0.5%
CF Industries Holdings, Inc.	6,722	507,578
Sherwin-Williams Co.	501	152,495
		660,073
Commercial Services — 0.4%
H&R Block, Inc.	4,909	229,937
Robert Half, Inc.	3,944	313,706
		543,643
Security Description	Shares or Principal Amount	Value

Computers — 7.9%
Apple, Inc.	47,508	$ 8,760,475
CACI International, Inc., Class A†	419	144,023
Cognizant Technology Solutions Corp., Class A	1,913	147,531
Crowdstrike Holdings, Inc., Class A†	4,936	1,443,780
NetApp, Inc.	7,301	636,647
Science Applications International Corp.	1,288	164,426
		11,296,882
Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	4,998	420,832
Procter & Gamble Co.	2,636	414,221
		835,053
Distribution/Wholesale — 1.3%
Copart, Inc.†	22,088	1,061,108
Core & Main, Inc., Class A†	4,245	175,361
Fastenal Co.	2,757	188,110
Ferguson PLC	780	146,531
WW Grainger, Inc.	327	292,874
		1,863,984
Diversified Financial Services — 5.5%
Affiliated Managers Group, Inc.	1,229	182,924
Ameriprise Financial, Inc.	397	153,572
Cboe Global Markets, Inc.	3,621	665,721
CME Group, Inc.	612	125,974
Evercore, Inc., Class A	974	167,265
Mastercard, Inc., Class A	5,876	2,639,676
SEI Investments Co.	3,365	212,803
Synchrony Financial	14,131	549,272
Visa, Inc., Class A	10,313	2,818,130
Western Union Co.	12,683	159,425
XP, Inc., Class A	5,840	143,547
		7,818,309
Electric — 1.4%
Consolidated Edison, Inc.	12,058	1,096,072
Edison International	2,341	157,971
OGE Energy Corp.	4,054	134,755
Public Service Enterprise Group, Inc.	2,264	131,289
Vistra Corp.	11,591	475,579
		1,995,666
Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	894	212,915
Eaton Corp. PLC	615	151,339
Emerson Electric Co.	1,359	124,661
		488,915
Electronics — 1.2%
Arrow Electronics, Inc.†	1,633	181,508
Hubbell, Inc.	1,774	595,301
Jabil, Inc.	4,274	535,490
nVent Electric PLC	5,059	303,742
TD SYNNEX Corp.	1,679	167,866
		1,783,907
Engineering & Construction — 0.2%
EMCOR Group, Inc.	1,447	330,075
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	1,587	141,005
Food — 1.1%
Albertsons Cos., Inc., Class A	13,616	288,931

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Ingredion, Inc.	2,100	$ 225,897
Kroger Co.	22,799	1,051,946
		1,566,774
Gas — 0.4%
Atmos Energy Corp.	4,290	488,803
National Fuel Gas Co.	2,768	130,539
		619,342
Hand/Machine Tools — 0.3%
Snap-on, Inc.	1,731	501,869
Healthcare-Products — 1.8%
IDEXX Laboratories, Inc.†	2,793	1,438,618
Stryker Corp.	462	154,992
West Pharmaceutical Services, Inc.	2,573	959,806
		2,553,416
Healthcare-Services — 2.2%
Centene Corp.†	14,057	1,058,633
Chemed Corp.	236	139,898
Medpace Holdings, Inc.†	767	223,642
Molina Healthcare, Inc.†	2,026	722,148
UnitedHealth Group, Inc.	1,930	987,658
		3,131,979
Home Builders — 0.9%
NVR, Inc.†	21	148,581
PulteGroup, Inc.	7,810	816,614
Toll Brothers, Inc.	3,441	341,863
		1,307,058
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	1,023	123,752
Insurance — 3.0%
Aflac, Inc.	1,817	153,246
Arch Capital Group, Ltd.†	13,118	1,081,317
Berkshire Hathaway, Inc., Class B†	4,508	1,729,900
Everest Group, Ltd.	337	129,735
Hartford Financial Services Group, Inc.	1,878	163,311
MGIC Investment Corp.	9,521	188,897
Old Republic International Corp.	8,384	235,087
Primerica, Inc.	1,197	280,289
Unum Group	6,442	311,406
		4,273,188
Internet — 12.2%
Alphabet, Inc., Class A†	18,636	2,610,904
Alphabet, Inc., Class C†	25,652	3,637,454
Amazon.com, Inc.†	26,731	4,148,651
Booking Holdings, Inc.†	512	1,795,825
Expedia Group, Inc.†	916	135,870
Meta Platforms, Inc., Class A†	11,065	4,316,899
Netflix, Inc.†	659	371,748
Spotify Technology SA†	1,551	334,008
VeriSign, Inc.†	708	140,807
		17,492,166
Iron/Steel — 2.2%
Nucor Corp.	8,895	1,662,742
Reliance Steel & Aluminum Co.	1,922	548,577
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Steel Dynamics, Inc.	5,287	$ 638,088
United States Steel Corp.	7,080	332,902
		3,182,309
Machinery-Construction & Mining — 0.5%
Oshkosh Corp.	1,396	153,700
Vertiv Holdings Co., Class A	10,812	609,040
		762,740
Machinery-Diversified — 0.1%
AGCO Corp.	1,155	141,291
Media — 1.5%
Comcast Corp., Class A	43,251	2,012,902
Fox Corp., Class A	3,960	127,908
		2,140,810
Miscellaneous Manufacturing — 0.2%
Textron, Inc.	3,183	269,632
Oil & Gas — 3.4%
APA Corp.	4,245	132,996
Exxon Mobil Corp.	7,175	737,662
HF Sinclair Corp.	4,524	255,561
Marathon Petroleum Corp.	10,229	1,693,922
Ovintiv, Inc.	3,338	141,598
Southwestern Energy Co.†	36,304	234,161
Valero Energy Corp.	12,113	1,682,495
		4,878,395
Packaging & Containers — 0.1%
Packaging Corp. of America	796	132,040
Pharmaceuticals — 3.9%
AbbVie, Inc.	14,350	2,359,140
Cardinal Health, Inc.	8,647	944,166
Eli Lilly & Co.	2,671	1,724,424
Viatris, Inc.	43,319	509,865
		5,537,595
Pipelines — 0.9%
Cheniere Energy, Inc.	7,634	1,251,900
REITS — 2.7%
Apartment Income REIT Corp.	4,683	153,087
Equity LifeStyle Properties, Inc.	1,994	134,974
Gaming & Leisure Properties, Inc.	7,867	359,129
Kilroy Realty Corp.	3,401	121,620
Lamar Advertising Co., Class A	2,598	271,959
Omega Healthcare Investors, Inc.	4,648	134,792
Rithm Capital Corp.	13,305	142,363
Simon Property Group, Inc.	10,894	1,510,017
VICI Properties, Inc.	35,840	1,079,501
		3,907,442
Retail — 3.9%
Casey's General Stores, Inc.	1,199	325,361
Costco Wholesale Corp.	210	145,925
Dick's Sporting Goods, Inc.	992	147,877
Domino's Pizza, Inc.	351	149,603
Lululemon Athletica, Inc.†	384	174,267
MSC Industrial Direct Co., Inc., Class A	1,415	139,632
Murphy USA, Inc.	627	221,030
O'Reilly Automotive, Inc.†	689	704,882
TJX Cos., Inc.	18,544	1,760,011
Ulta Beauty, Inc.†	325	163,166

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Walmart, Inc.	7,817	$ 1,291,759
Williams-Sonoma, Inc.	2,156	416,949
		5,640,462
Semiconductors — 9.4%
Applied Materials, Inc.	11,614	1,908,180
Broadcom, Inc.	2,692	3,176,560
KLA Corp.	2,789	1,656,778
Lam Research Corp.	194	160,083
NVIDIA Corp.	10,430	6,417,266
QUALCOMM, Inc.	1,001	148,658
		13,467,525
Software — 12.6%
Adobe, Inc.†	3,835	2,369,186
Akamai Technologies, Inc.†	1,208	148,862
AppLovin Corp., Class A†	6,729	276,764
Cadence Design Systems, Inc.†	5,771	1,664,703
Dropbox, Inc., Class A†	8,422	266,809
Electronic Arts, Inc.	8,689	1,195,432
Fair Isaac Corp.†	871	1,044,181
Manhattan Associates, Inc.†	2,070	502,099
Microsoft Corp.	26,093	10,374,055
Synopsys, Inc.†	279	148,805
		17,990,896
Telecommunications — 1.8%
Arista Networks, Inc.†	571	147,706
AT&T, Inc.	9,234	163,349
Cisco Systems, Inc.	40,626	2,038,613
Verizon Communications, Inc.	4,079	172,746
		2,522,414
Security Description	Shares or Principal Amount	Value

Transportation — 0.5%
Expeditors International of Washington, Inc.	1,139	$ 143,890
FedEx Corp.	792	191,102
Landstar System, Inc.	753	144,365
Ryder System, Inc.	1,476	167,629
		646,986
Total Long-Term Investment Securities (cost $114,473,912)		141,550,093
SHORT-TERM INVESTMENTS — 1.2%
U.S. Government Agency — 0.7%
Federal Home Loan Bank
5.18%, 02/01/2024	$1,000,000	999,855
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(1)	702,455	702,455
Total Short-Term Investments (cost $1,702,455)		1,702,310
TOTAL INVESTMENTS (cost $116,176,367)(2)	100.1%	143,252,403
Other assets less liabilities	(0.1)	(121,025)
NET ASSETS	100.0%	$143,131,378
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2024.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$141,550,093	$ —	$—	$141,550,093
Short-Term Investments:
U.S. Government Agency	—	999,855	—	999,855
Other Short-Term Investments	702,455	—	—	702,455
Total Investments at Value	$142,252,548	$999,855	$—	$143,252,403
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Banks	8.6%
Insurance	7.8
Oil & Gas	6.7
Software	6.1
Biotechnology	4.7
Pharmaceuticals	4.3
Healthcare-Products	4.1
REITS	4.0
Electric	3.5
Diversified Financial Services	3.1
Semiconductors	3.1
Telecommunications	3.1
Chemicals	3.1
Retail	2.8
Transportation	2.7
Media	2.6
Building Materials	2.5
Computers	2.4
Healthcare-Services	2.4
Home Builders	2.1
Agriculture	2.0
Cosmetics/Personal Care	1.9
Electrical Components & Equipment	1.9
Iron/Steel	1.7
Machinery-Construction & Mining	1.2
Beverages	1.2
Distribution/Wholesale	1.2
Auto Manufacturers	1.1
Food	1.1
Short-Term Investments	1.0
Engineering & Construction	0.8
Commercial Services	0.8
Packaging & Containers	0.8
Oil & Gas Services	0.8
Environmental Control	0.5
Electronics	0.5
Miscellaneous Manufacturing	0.4
Real Estate	0.4
Machinery-Diversified	0.4
Auto Parts & Equipment	0.3
Gas	0.1
Water	0.1
Apparel	0.1
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Agriculture — 2.0%
Altria Group, Inc.	118,475	$ 4,753,217
Bunge Global SA	26,643	2,346,982
		7,100,199
Apparel — 0.1%
Ralph Lauren Corp.	3,110	446,814
Auto Manufacturers — 1.1%
General Motors Co.	104,178	4,042,106
Auto Parts & Equipment — 0.3%
BorgWarner, Inc.	32,425	1,099,207
Banks — 8.6%
Bank of America Corp.	69,909	2,377,605
Bank of New York Mellon Corp.	80,895	4,486,437
Bank OZK	18,132	817,935
Huntington Bancshares, Inc.	247,558	3,151,413
JPMorgan Chase & Co.	69,961	12,198,400
Regions Financial Corp.	160,251	2,991,886
State Street Corp.	51,788	3,825,580
Zions Bancorp NA	24,736	1,036,438
		30,885,694
Beverages — 1.2%
PepsiCo, Inc.	25,248	4,255,045
Biotechnology — 4.7%
Amgen, Inc.	14,686	4,615,222
Gilead Sciences, Inc.	64,405	5,040,335
Regeneron Pharmaceuticals, Inc.†	5,591	5,271,083
Vertex Pharmaceuticals, Inc.†	3,986	1,727,453
		16,654,093
Building Materials — 2.5%
Lennox International, Inc.	5,613	2,403,262
Owens Corning	15,547	2,355,837
Trane Technologies PLC	17,219	4,340,049
		9,099,148
Chemicals — 3.1%
Linde PLC	8,900	3,602,987
LyondellBasell Industries NV, Class A	39,261	3,695,245
PPG Industries, Inc.	18,500	2,609,240
Sherwin-Williams Co.	3,493	1,063,200
		10,970,672
Commercial Services — 0.8%
Avis Budget Group, Inc.	2,486	406,983
Grand Canyon Education, Inc.†	3,956	516,614
H&R Block, Inc.	9,094	425,963
Robert Half, Inc.	18,203	1,447,867
		2,797,427
Computers — 2.4%
Cognizant Technology Solutions Corp., Class A	57,013	4,396,843
Crane NXT Co.	7,855	457,789
Hewlett Packard Enterprise Co.	125,615	1,920,653
NetApp, Inc.	22,179	1,934,009
		8,709,294
Cosmetics/Personal Care — 1.9%
Colgate-Palmolive Co.	40,707	3,427,529
Procter & Gamble Co.	21,696	3,409,310
		6,836,839
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 1.2%
Ferguson PLC	22,359	$ 4,200,362
Diversified Financial Services — 3.1%
Capital One Financial Corp.	34,395	4,654,331
Invesco, Ltd.	22,123	350,207
Janus Henderson Group PLC	23,184	666,772
Raymond James Financial, Inc.	5,659	623,509
T. Rowe Price Group, Inc.	25,673	2,784,237
Western Union Co.	60,166	756,286
XP, Inc., Class A	51,957	1,277,103
		11,112,445
Electric — 3.5%
Edison International	55,767	3,763,157
Public Service Enterprise Group, Inc.	57,506	3,334,773
Vistra Corp.	44,918	1,842,985
Xcel Energy, Inc.	56,510	3,383,254
		12,324,169
Electrical Components & Equipment — 1.9%
Acuity Brands, Inc.	5,742	1,367,515
Eaton Corp. PLC	21,700	5,339,936
		6,707,451
Electronics — 0.5%
Hubbell, Inc.	5,218	1,751,004
Engineering & Construction — 0.8%
EMCOR Group, Inc.	5,322	1,214,001
Jacobs Solutions, Inc.	12,258	1,652,011
		2,866,012
Environmental Control — 0.5%
Clean Harbors, Inc.†	8,709	1,462,764
Waste Management, Inc.	2,212	410,613
		1,873,377
Food — 1.1%
Kroger Co.	86,888	4,009,012
Gas — 0.1%
National Fuel Gas Co.	10,519	496,076
Healthcare-Products — 4.1%
Abbott Laboratories	27,153	3,072,362
Agilent Technologies, Inc.	2,985	388,349
Boston Scientific Corp.†	85,055	5,380,579
DENTSPLY SIRONA, Inc.	11,682	405,950
Stryker Corp.	16,126	5,409,950
		14,657,190
Healthcare-Services — 2.4%
Centene Corp.†	29,762	2,241,376
Elevance Health, Inc.	5,777	2,850,603
ICON PLC†	13,000	3,391,310
		8,483,289
Home Builders — 2.1%
D.R. Horton, Inc.	20,244	2,893,070
PulteGroup, Inc.	26,719	2,793,739
Toll Brothers, Inc.	18,432	1,831,219
		7,518,028
Insurance — 7.8%
Arch Capital Group, Ltd.†	44,919	3,702,673
Axis Capital Holdings, Ltd.	13,588	808,758
Berkshire Hathaway, Inc., Class B†	29,766	11,422,405

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.	48,843	$ 4,247,387
Marsh & McLennan Cos., Inc.	14,170	2,746,713
MGIC Investment Corp.	47,969	951,705
Primerica, Inc.	2,378	556,833
Reinsurance Group of America, Inc.	11,188	1,945,481
Unum Group	34,316	1,658,835
		28,040,790
Iron/Steel — 1.7%
Reliance Steel & Aluminum Co.	2,664	760,359
Steel Dynamics, Inc.	27,494	3,318,251
United States Steel Corp.	39,060	1,836,601
		5,915,211
Machinery-Construction & Mining — 1.2%
Oshkosh Corp.	11,448	1,260,425
Vertiv Holdings Co., Class A	56,436	3,179,040
		4,439,465
Machinery-Diversified — 0.4%
AGCO Corp.	10,535	1,288,747
Media — 2.6%
Comcast Corp., Class A	151,587	7,054,859
New York Times Co., Class A	28,154	1,367,158
News Corp., Class A	18,725	461,384
News Corp., Class B	19,493	498,436
		9,381,837
Miscellaneous Manufacturing — 0.4%
Textron, Inc.	17,039	1,443,374
Oil & Gas — 6.7%
Chevron Corp.	18,282	2,695,315
ConocoPhillips	37,121	4,152,726
Exxon Mobil Corp.	54,033	5,555,133
HF Sinclair Corp.	25,224	1,424,904
Marathon Petroleum Corp.	29,289	4,850,259
Southwestern Energy Co.†	64,656	417,031
Valero Energy Corp.	34,526	4,795,661
		23,891,029
Oil & Gas Services — 0.8%
Halliburton Co.	32,428	1,156,058
TechnipFMC PLC	80,309	1,553,176
		2,709,234
Packaging & Containers — 0.8%
AptarGroup, Inc.	10,618	1,379,066
Berry Global Group, Inc.	21,330	1,396,262
		2,775,328
Pharmaceuticals — 4.3%
Cardinal Health, Inc.	21,021	2,295,283
Cigna Group	1,677	504,693
Johnson & Johnson	34,305	5,451,065
McKesson Corp.	8,805	4,401,531
Merck & Co., Inc.	21,422	2,587,349
		15,239,921
Real Estate — 0.4%
CBRE Group, Inc., Class A†	16,277	1,404,868
REITS — 4.0%
AvalonBay Communities, Inc.	21,489	3,846,746
Security Description	Shares or Principal Amount	Value

REITS (continued)
Boston Properties, Inc.	10,576	$ 703,304
Brixmor Property Group, Inc.	54,076	1,213,466
Kilroy Realty Corp.	18,796	672,145
Omega Healthcare Investors, Inc.	43,225	1,253,525
Regency Centers Corp.	28,699	1,798,566
Rithm Capital Corp.	88,016	941,771
Simon Property Group, Inc.	28,910	4,007,215
		14,436,738
Retail — 2.8%
AutoNation, Inc.†	2,639	368,562
Best Buy Co., Inc.	28,412	2,059,586
Dick's Sporting Goods, Inc.	9,840	1,466,849
Gap, Inc.	34,336	641,740
Macy's, Inc.	49,900	912,671
Walmart, Inc.	15,999	2,643,835
Williams-Sonoma, Inc.	9,195	1,778,221
		9,871,464
Semiconductors — 3.1%
Applied Materials, Inc.	23,172	3,807,159
Intel Corp.	57,452	2,475,032
Lam Research Corp.	1,304	1,076,022
QUALCOMM, Inc.	25,082	3,724,928
		11,083,141
Software — 6.1%
Akamai Technologies, Inc.†	20,557	2,533,239
AppLovin Corp., Class A†	23,697	974,658
Broadridge Financial Solutions, Inc.	2,336	477,011
Electronic Arts, Inc.	30,933	4,255,762
MSCI, Inc.	6,801	4,071,215
Nutanix, Inc., Class A†	31,195	1,753,159
Oracle Corp.	37,538	4,192,995
Salesforce, Inc.†	13,183	3,705,609
		21,963,648
Telecommunications — 3.1%
AT&T, Inc.	177,249	3,135,535
Cisco Systems, Inc.	86,805	4,355,875
Verizon Communications, Inc.	83,229	3,524,748
		11,016,158
Transportation — 2.7%
Expeditors International of Washington, Inc.	22,347	2,823,096
FedEx Corp.	18,171	4,384,481
Ryder System, Inc.	7,940	901,746
XPO, Inc.†	19,179	1,638,654
		9,747,977
Water — 0.1%
American Water Works Co., Inc.	3,899	483,554
Total Long-Term Investment Securities (cost $322,889,915)		354,027,437
SHORT-TERM INVESTMENTS — 1.0%
U.S. Government Agency — 0.6%
Federal Home Loan Bank
5.18%, 02/01/2024	$2,220,000	2,219,679

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%(1)	1,549,319	$ 1,549,319
Total Short-Term Investments (cost $3,769,319)		3,768,998
TOTAL INVESTMENTS (cost $326,659,234)(2)	100.0%	357,796,435
Other assets less liabilities	(0.0)	(103,228)
NET ASSETS	100.0%	$357,693,207
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2024.
(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$354,027,437	$ —	$—	$354,027,437
Short-Term Investments:
U.S. Government Agency	—	2,219,679	—	2,219,679
Other Short-Term Investments	1,549,319	—	—	1,549,319
Total Investments at Value	$355,576,756	$2,219,679	$—	$357,796,435
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	16.3%
Software	6.1
Pharmaceuticals	6.0
Banks	5.7
Internet	5.2
Unaffiliated Investment Companies	5.0
Semiconductors	4.1
Insurance	3.7
Retail	3.5
Diversified Financial Services	3.4
Oil & Gas	3.4
Computers	3.1
Healthcare-Products	2.1
Transportation	2.0
Short-Term Investments	2.0
Telecommunications	2.0
Healthcare-Services	1.8
Commercial Services	1.7
Food	1.6
Aerospace/Defense	1.5
Media	1.4
Chemicals	1.4
Beverages	1.2
Biotechnology	1.2
Auto Manufacturers	1.0
Pipelines	1.0
Electric	0.9
Distribution/Wholesale	0.9
Electrical Components & Equipment	0.8
REITS	0.8
Electronics	0.8
Cosmetics/Personal Care	0.8
Building Materials	0.6
Iron/Steel	0.5
Apparel	0.5
Machinery-Construction & Mining	0.4
Environmental Control	0.4
Home Builders	0.4
Agriculture	0.4
Auto Parts & Equipment	0.3
Mining	0.3
Machinery-Diversified	0.3
Miscellaneous Manufacturing	0.3
Gas	0.2
Engineering & Construction	0.2
Packaging & Containers	0.2
Home Furnishings	0.2
Real Estate	0.2
Airlines	0.2
Toys/Games/Hobbies	0.2
Private Equity	0.2
Household Products/Wares	0.1
Forest Products & Paper	0.1
Entertainment	0.1
Food Service	0.1
Holding Companies-Diversified	0.1
Metal Fabricate/Hardware	0.1
Lodging	0.1
Oil & Gas Services	0.1
Investment Companies	0.1
Coal	0.1
Advertising	0.1
99.5%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 64.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	239	$ 7,885
Omnicom Group, Inc.	153	13,828
Publicis Groupe SA	420	42,157
		63,870
Aerospace/Defense — 1.1%
AAR Corp.†	382	23,233
Airbus SE	732	116,896
BAE Systems PLC	9,985	148,745
Dassault Aviation SA	200	37,931
General Dynamics Corp.	235	62,273
L3Harris Technologies, Inc.	70	14,589
Lockheed Martin Corp.	323	138,699
Northrop Grumman Corp.	144	64,333
RTX Corp.	4,471	407,398
		1,014,097
Agriculture — 0.3%
Altria Group, Inc.	2,404	96,448
Andersons, Inc.	317	16,709
Bunge Global SA	64	5,638
Japan Tobacco, Inc.	1,300	34,267
Philip Morris International, Inc.	923	83,855
Turning Point Brands, Inc.	256	6,218
		243,135
Airlines — 0.2%
Air Canada†	1,750	23,716
ANA Holdings, Inc.†	1,200	26,558
Delta Air Lines, Inc.	241	9,433
Deutsche Lufthansa AG†	2,800	23,416
Japan Airlines Co., Ltd.	1,867	36,095
Qantas Airways, Ltd.†	8,000	28,934
SkyWest, Inc.†	462	24,606
United Airlines Holdings, Inc.†	113	4,676
		177,434
Apparel — 0.5%
adidas AG	208	39,579
Burberry Group PLC	2,150	35,638
Hermes International SCA	43	90,768
Levi Strauss & Co., Class A	59	961
LVMH Moet Hennessy Louis Vuitton SE	111	92,319
NIKE, Inc., Class B	1,756	178,287
PVH Corp.	21	2,525
Ralph Lauren Corp.	23	3,304
Skechers USA, Inc., Class A†	79	4,933
		448,314
Auto Manufacturers — 1.0%
Bayerische Motoren Werke AG	1,327	138,422
Blue Bird Corp.†	724	21,090
Cummins, Inc.	87	20,819
Ford Motor Co.	2,956	34,644
General Motors Co.	875	33,950
Honda Motor Co., Ltd.	12,900	144,215
Isuzu Motors, Ltd.	2,200	30,093
Kia Corp.†	1,440	110,132
Mazda Motor Corp.	5,600	67,881
PACCAR, Inc.	1,188	119,263
Subaru Corp.	2,000	40,117
Tesla, Inc.†	455	85,217
Toyota Motor Corp.	2,800	55,660
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Volkswagen AG	150	$ 21,333
Wabash National Corp.	510	12,903
		935,739
Auto Parts & Equipment — 0.3%
Aptiv PLC†	1,297	105,485
Commercial Vehicle Group, Inc.†	1,554	10,085
Continental AG	500	41,099
Goodyear Tire & Rubber Co.†	1,588	22,137
Lear Corp.	37	4,917
NGK Insulators, Ltd.	3,100	38,954
Niterra Co., Ltd.	2,600	70,083
Titan International, Inc.†	2,310	34,096
		326,856
Banks — 3.8%
Amalgamated Financial Corp.	637	16,919
Associated Banc-Corp	765	16,073
Banco Bilbao Vizcaya Argentaria SA	17,605	165,015
Banco do Brasil SA	4,500	51,273
Banco Santander SA	20,000	80,354
Bancorp, Inc.†	389	16,976
Bank of America Corp.	10,155	345,372
Bank of New York Mellon Corp.	1,941	107,648
BankUnited, Inc.	689	19,471
Barclays PLC	24,000	44,740
BAWAG Group AG*	981	50,386
BayCom Corp.	452	9,225
BNP Paribas SA	1,640	110,275
Carter Bankshares, Inc.†	1,148	16,600
Central Pacific Financial Corp.	452	8,710
Citigroup, Inc.	1,125	63,191
Citizens Financial Group, Inc.	175	5,722
Commerce Bancshares, Inc.	45	2,345
CrossFirst Bankshares, Inc.†	847	11,960
Cullen/Frost Bankers, Inc.	26	2,759
Customers Bancorp, Inc.†	445	23,781
Deutsche Bank AG	4,000	52,053
Eagle Bancorp, Inc.	452	11,205
East West Bancorp, Inc.	49	3,568
Equity Bancshares, Inc., Class A	382	12,549
Erste Group Bank AG	1,000	43,270
Fifth Third Bancorp	234	8,012
Financial Institutions, Inc.	600	12,540
First BanCorp/Puerto Rico	2,237	37,313
First Financial Corp.	376	14,822
Goldman Sachs Group, Inc.	208	79,874
Hana Financial Group, Inc.	2,100	74,616
Hanmi Financial Corp.	1,298	21,741
Heartland Financial USA, Inc.	121	4,292
Heritage Financial Corp.	276	5,561
Hilltop Holdings, Inc.	493	15,525
HomeStreet, Inc.	481	6,619
Hope Bancorp, Inc.	1,482	16,421
HSBC Holdings PLC	10,025	78,218
Huntington Bancshares, Inc.	539	6,861
Independent Bank Corp.	142	3,612
ING Groep NV	2,806	39,912
JPMorgan Chase & Co.	4,309	751,317
KBC Group NV	703	45,818
KeyCorp	349	5,071
Lloyds Banking Group PLC	63,164	33,794
M&T Bank Corp.	63	8,700

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Mercantile Bank Corp.	130	$ 5,212
Midland States Bancorp, Inc.	601	15,782
Mitsubishi UFJ Financial Group, Inc.	7,900	74,073
Morgan Stanley	1,036	90,381
NatWest Group PLC	13,561	38,456
Nordea Bank Abp	4,848	59,605
Northeast Community Bancorp, Inc.	777	13,388
Northern Trust Corp.	78	6,212
OFG Bancorp	751	27,614
PNC Financial Services Group, Inc.	149	22,530
Rakuten Bank, Ltd.†	1,800	28,090
Regions Financial Corp.	320	5,974
Shinhan Financial Group Co., Ltd.	700	21,418
Societe Generale SA	1,672	42,940
Standard Chartered PLC	10,364	78,126
State Street Corp.	214	15,808
Sumitomo Mitsui Financial Group, Inc.	1,400	72,952
Swedbank AB, Class A	1,000	20,396
UBS Group AG	2,000	59,733
UniCredit SpA	3,344	98,147
US Bancorp	4,599	191,042
Webster Financial Corp.	69	3,414
		3,553,372
Beverages — 0.8%
Anheuser-Busch InBev SA NV	665	41,149
Carlsberg A/S, Class B	179	23,023
Coca-Cola Co.	2,775	165,085
Coca-Cola Consolidated, Inc.	47	40,486
Coca-Cola Femsa SAB de CV ADR	400	37,976
Coca-Cola HBC AG	1,176	34,618
Diageo PLC	264	9,495
Kirin Holdings Co., Ltd.	1,600	23,125
Molson Coors Beverage Co., Class B	123	7,600
Monster Beverage Corp.†	3,714	204,344
PepsiCo, Inc.	1,085	182,855
		769,756
Biotechnology — 0.8%
2seventy Bio, Inc.†	500	2,570
ACADIA Pharmaceuticals, Inc.†	741	19,199
Achillion Pharmaceuticals, Inc. CVR†(1)	1,296	0
Aeglea BioTherapeutics, Inc. CVR†(1)	1,300	0
Amgen, Inc.	663	208,354
Amicus Therapeutics, Inc.†	949	11,796
Aptevo Therapeutics, Inc.†	709	115
Arcellx, Inc.†	225	13,914
Arcturus Therapeutics Holdings, Inc.†	318	10,485
Ardelyx, Inc.†	2,804	24,479
Atara Biotherapeutics, Inc.†	1,100	686
Aurinia Pharmaceuticals, Inc.†	1,059	7,985
Biogen, Inc.†	84	20,720
BioNTech SE ADR†	130	12,355
Bluebird Bio, Inc.†	1,200	1,224
Blueprint Medicines Corp.†	181	14,395
Cara Therapeutics, Inc.†	426	241
Caribou Biosciences, Inc.†	638	3,911
Deciphera Pharmaceuticals, Inc.†	529	7,575
Dynavax Technologies Corp.†	486	6,279
Editas Medicine, Inc.†	330	2,320
Entrada Therapeutics, Inc.†	300	4,371
EyePoint Pharmaceuticals, Inc.†	452	12,172
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Fate Therapeutics, Inc.†	800	$ 4,928
Genmab A/S†	111	30,720
Gilead Sciences, Inc.	1,756	137,425
Halozyme Therapeutics, Inc.†	452	15,300
Harvard Bioscience, Inc.†	800	3,520
Infinity Pharmaceuticals, Inc.†	4,968	1
Kiniksa Pharmaceuticals, Ltd., Class A†	529	9,326
Ligand Pharmaceuticals, Inc.†	214	15,643
MacroGenics, Inc.†	1,376	19,677
Mustang Bio, Inc.†	100	144
Myriad Genetics, Inc.†	360	7,700
Omeros Corp.†	1,144	3,707
Organogenesis Holdings, Inc.†	953	3,145
PDL BioPharma, Inc.†(1)	3,800	618
Poseida Therapeutics, Inc.†	1,944	6,687
Precigen, Inc.†	1,205	1,663
Protalix BioTherapeutics, Inc.†	2,000	2,900
REGENXBIO, Inc.†	230	2,834
Rigel Pharmaceuticals, Inc.†	3,500	4,095
Sangamo Therapeutics, Inc.†	1,000	457
Surface Oncology†(1)	2,413	269
Sutro Biopharma, Inc.†	851	3,693
TG Therapeutics, Inc.†	791	12,846
Theravance Biopharma, Inc.†	458	4,342
Twist Bioscience Corp.†	243	7,873
Veracyte, Inc.†	389	9,733
Vericel Corp.†	195	8,381
Xencor, Inc.†	190	3,553
Zymeworks, Inc.†	681	7,382
		713,708
Building Materials — 0.6%
Apogee Enterprises, Inc.	317	16,741
Boise Cascade Co.	300	40,638
Builders FirstSource, Inc.†	92	15,983
Cie de Saint-Gobain SA	1,058	74,922
Eagle Materials, Inc.	20	4,526
Fortune Brands Innovations, Inc.	78	6,052
Geberit AG	40	23,089
Heidelberg Materials AG	550	51,042
Holcim AG	691	53,099
JELD-WEN Holding, Inc.†	905	16,833
Johnson Controls International PLC	398	20,971
Masco Corp.	199	13,391
Masonite International Corp.†	344	31,665
Modine Manufacturing Co.†	672	46,428
Owens Corning	77	11,668
UFP Industries, Inc.	21	2,382
Vulcan Materials Co.	711	160,693
		590,123
Chemicals — 1.4%
AdvanSix, Inc.	529	13,426
Air Liquide SA	200	37,488
Air Products and Chemicals, Inc.	270	69,042
Arkema SA	350	38,021
BASF SE	712	34,209
Brenntag SE	379	33,688
CF Industries Holdings, Inc.	71	5,361
Codexis, Inc.†	1,500	3,945
Dow, Inc.	418	22,405
Eastman Chemical Co.	73	6,099
Ecolab, Inc.	680	134,790

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Hawkins, Inc.	231	$ 15,378
Koppers Holdings, Inc.	356	18,206
Linde PLC	106	42,912
LyondellBasell Industries NV, Class A	201	18,918
Nitto Denko Corp.	500	41,404
Olin Corp.	83	4,322
PPG Industries, Inc.	1,580	222,843
Rayonier Advanced Materials, Inc.†	1,731	7,512
Sherwin-Williams Co.	1,271	386,867
Shin-Etsu Chemical Co., Ltd.	2,500	98,515
Solvay SA, Class A	255	7,031
Tronox Holdings PLC	1,053	14,521
Yara International ASA	1,047	34,503
		1,311,406
Coal — 0.1%
Arch Resources, Inc.	111	19,643
Peabody Energy Corp.	777	20,746
SunCoke Energy, Inc.	3,493	35,803
		76,192
Commercial Services — 1.4%
2U, Inc.†	1,526	1,298
Alarm.com Holdings, Inc.†	225	13,684
AMN Healthcare Services, Inc.†	172	12,730
Arlo Technologies, Inc.†	2,012	17,866
Automatic Data Processing, Inc.	1,405	345,321
Avis Budget Group, Inc.	22	3,602
Barrett Business Services, Inc.	180	20,209
Chegg, Inc.†	635	6,255
Cleanspark, Inc.†	1,538	12,381
CoreCivic, Inc.†	1,653	23,506
CRA International, Inc.	127	13,619
Cross Country Healthcare, Inc.†	635	13,494
GEO Group, Inc.†	1,657	18,426
Global Payments, Inc.	152	20,251
Graham Holdings Co., Class B	25	18,010
H&R Block, Inc.	50	2,342
Heidrick & Struggles International, Inc.	388	11,628
Insperity, Inc.	300	34,407
Kforce, Inc.	395	26,998
LiveRamp Holdings, Inc.†	512	20,214
New Oriental Education & Technology Group, Inc.†	353	27,061
PayPal Holdings, Inc.†	2,359	144,725
Perdoceo Education Corp.	777	14,064
Recruit Holdings Co., Ltd.	900	35,649
Robert Half, Inc.	63	5,011
S&P Global, Inc.	552	247,489
Service Corp. International	131	8,793
StoneCo., Ltd., Class A†	1,588	27,298
Toppan Holdings, Inc.	1,100	30,293
TravelSky Technology, Ltd.	20,284	20,387
TriNet Group, Inc.†	232	26,378
TrueBlue, Inc.†	510	7,028
U-Haul Holding Co. †	10	663
U-Haul Holding Co. (NES)	107	6,834
United Rentals, Inc.	41	25,641
ZipRecruiter, Inc., Class A†	1,049	14,602
		1,278,157
Computers — 2.8%
Amdocs, Ltd.	776	71,144
Apple, Inc.	9,280	1,711,232
Security Description	Shares or Principal Amount	Value

Computers (continued)
CACI International, Inc., Class A†	11	$ 3,781
Capgemini SE	130	29,101
Check Point Software Technologies, Ltd.†	475	75,492
Cognizant Technology Solutions Corp., Class A	1,232	95,012
Dell Technologies, Inc., Class C	148	12,266
ExlService Holdings, Inc.†	1,276	39,913
Hewlett Packard Enterprise Co.	979	14,969
HP, Inc.	3,009	86,388
International Business Machines Corp.	1,065	195,598
Leidos Holdings, Inc.	85	9,390
Logitech International SA	800	67,040
NetApp, Inc.	119	10,377
NetScout Systems, Inc.†	320	6,883
Otsuka Corp.	800	33,656
Qualys, Inc.†	192	36,321
Science Applications International Corp.	15	1,915
Stratasys, Ltd.†	586	7,747
Super Micro Computer, Inc.†	184	97,448
Unisys Corp.†	1,739	11,721
Varonis Systems, Inc.†	574	25,761
		2,643,155
Cosmetics/Personal Care — 0.8%
e.l.f. Beauty, Inc.†	243	38,766
Edgewell Personal Care Co.	371	13,746
Estee Lauder Cos., Inc., Class A	1,210	159,708
L'Oreal SA	240	115,087
Procter & Gamble Co.	1,889	296,837
Unilever PLC	901	43,867
Unilever PLC	1,002	48,764
		716,775
Distribution/Wholesale — 0.9%
A-Mark Precious Metals, Inc.	371	10,006
Bunzl PLC	830	33,750
Ferguson PLC	119	22,355
G-III Apparel Group, Ltd.†	543	16,339
Global Industrial Co.	387	16,459
Marubeni Corp.	3,310	56,502
Mitsubishi Corp.	10,800	186,497
Mitsui & Co., Ltd.	2,000	81,019
MRC Global, Inc.†	1,786	19,039
Rexel SA	1,300	34,495
WW Grainger, Inc.	375	335,865
		812,326
Diversified Financial Services — 2.2%
Ally Financial, Inc.	177	6,492
American Express Co.	452	90,735
Ameriprise Financial, Inc.	67	25,918
Artisan Partners Asset Management, Inc., Class A	542	22,710
Bread Financial Holdings, Inc.	318	11,534
Capital One Financial Corp.	223	30,176
CME Group, Inc.	723	148,822
Discover Financial Services	168	17,727
Enova International, Inc.†	688	37,448
IG Group Holdings PLC	9,191	82,320
Intercontinental Exchange, Inc.	1,915	243,837
International Money Express, Inc.†	765	15,759
Invesco, Ltd.	279	4,417
Jefferies Financial Group, Inc.	154	6,277
Julius Baer Group, Ltd.	1,070	58,435
LPL Financial Holdings, Inc.	44	10,524
Mr. Cooper Group, Inc.†	451	30,379

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Navient Corp.	601	$ 10,349
Radian Group, Inc.	1,502	43,528
Raymond James Financial, Inc.	122	13,442
SEI Investments Co.	38	2,403
Stifel Financial Corp.	62	4,523
Synchrony Financial	269	10,456
T. Rowe Price Group, Inc.	132	14,315
Visa, Inc., Class A	4,261	1,164,361
		2,106,887
Electric — 0.9%
ALLETE, Inc.	345	20,393
Alliant Energy Corp.	145	7,056
Atco, Ltd., Class I	2,100	58,730
CenterPoint Energy, Inc.	265	7,404
Consolidated Edison, Inc.	909	82,628
Duke Energy Corp.	458	43,890
E.ON SE	2,000	27,147
Edison International	210	14,171
Endesa SA	1,200	23,756
Engie SA	7,239	115,560
Evergy, Inc.	824	41,835
Iberdrola SA (Interim Shares)	3,010	36,265
Kansai Electric Power Co., Inc.	2,600	35,599
NextEra Energy, Inc.	2,978	174,600
OGE Energy Corp.	123	4,089
Pinnacle West Capital Corp.	70	4,823
PPL Corp.	451	11,816
Public Service Enterprise Group, Inc.	396	22,964
Sempra	1,520	108,771
Unitil Corp.	211	10,027
Vistra Corp.	252	10,340
		861,864
Electrical Components & Equipment — 0.8%
Eaton Corp. PLC	1,994	490,683
Emerson Electric Co.	1,096	100,536
Encore Wire Corp.	126	28,413
Legrand SA	500	48,620
Nexans SA	432	39,344
Powell Industries, Inc.	158	18,728
Schneider Electric SE	274	54,002
		780,326
Electronics — 0.8%
ABB, Ltd.	1,800	76,127
Allegion PLC	51	6,318
Arrow Electronics, Inc.†	56	6,224
Atkore, Inc.†	203	30,964
Avnet, Inc.	212	9,604
Hon Hai Precision Industry Co., Ltd.	16,000	52,188
Honeywell International, Inc.	1,660	335,752
Hoya Corp.	500	63,423
Jabil, Inc.	111	13,907
Murata Manufacturing Co., Ltd.	2,100	42,390
Sanmina Corp.†	255	15,254
Sensata Technologies Holding PLC	850	30,745
TD SYNNEX Corp.	57	5,699
TDK Corp.	900	44,751
Vishay Intertechnology, Inc.	256	5,563
		738,909
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	1,492	$ 58,900
Aena SME SA*	200	35,398
Cellnex Telecom SA*	690	26,569
Dycom Industries, Inc.†	191	21,335
EMCOR Group, Inc.	100	22,811
Granite Construction, Inc.	371	16,736
Limbach Holdings, Inc.†	486	20,898
TopBuild Corp.†	13	4,799
		207,446
Entertainment — 0.1%
International Game Technology PLC	782	20,301
La Francaise des Jeux SAEM*	483	19,642
Sankyo Co., Ltd.	1,000	61,436
SeaWorld Entertainment, Inc.†	243	12,004
		113,383
Environmental Control — 0.4%
Pentair PLC	100	7,317
Waste Management, Inc.	1,826	338,960
		346,277
Food — 1.6%
Cal-Maine Foods, Inc.	212	11,749
Carrefour SA	1,700	29,034
Danone SA	760	50,683
Empire Co., Ltd., Class A	3,600	93,290
Flowers Foods, Inc.	2,560	58,368
George Weston, Ltd.	700	89,189
Hershey Co.	267	51,675
Ingredion, Inc.	41	4,410
J.M. Smucker Co.	451	59,329
Jeronimo Martins SGPS SA	1,502	34,242
John B. Sanfilippo & Son, Inc.	127	13,606
Kellanova	888	48,627
Koninklijke Ahold Delhaize NV	3,552	99,784
Kraft Heinz Co.	753	27,959
Kroger Co.	2,000	92,280
Loblaw Cos., Ltd.	1,200	119,915
Marks & Spencer Group PLC	10,368	32,408
Mondelez International, Inc., Class A	2,155	162,207
Nestle SA	1,245	141,953
North West Co. Inc/The	868	25,108
Simply Good Foods Co.†	452	17,086
Sprouts Farmers Market, Inc.†	562	28,308
Sysco Corp.	188	15,215
Tesco PLC	30,000	108,843
Toyo Suisan Kaisha, Ltd.	900	46,818
Woolworths Group, Ltd.	1,700	39,906
		1,501,992
Food Service — 0.1%
Compass Group PLC	4,103	113,123
Forest Products & Paper — 0.1%
International Paper Co.	1,833	65,676
Smurfit Kappa Group PLC	886	32,822
Sylvamo Corp.	370	17,179
		115,677
Gas — 0.2%
Canadian Utilities, Ltd., Class A	1,200	27,348
Centrica PLC	31,519	55,190

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
Enagas SA	3,086	$ 50,224
Tokyo Gas Co., Ltd.	3,800	87,391
		220,153
Hand/Machine Tools — 0.0%
Makita Corp.	1,100	29,652
Regal Rexnord Corp.	26	3,470
Snap-on, Inc.	32	9,278
		42,400
Healthcare-Products — 2.1%
Adaptive Biotechnologies Corp.†	763	2,800
Alcon, Inc.	2,662	199,943
Asahi Intecc Co., Ltd.	1,500	28,502
Avanos Medical, Inc.†	452	8,674
CareDx, Inc.†	500	4,280
Cochlear, Ltd.	200	39,676
Demant A/S†	900	40,798
Haemonetics Corp.†	291	22,250
InfuSystem Holdings, Inc.†	361	3,332
Integer Holdings Corp.†	198	20,061
Intuitive Surgical, Inc.†	762	288,204
iRadimed Corp.	151	6,253
iRhythm Technologies, Inc.†	178	21,321
Lantheus Holdings, Inc.†	127	6,595
Medtronic PLC	494	43,245
MiMedx Group, Inc.†	1,450	11,223
Olympus Corp.	1,700	25,187
OraSure Technologies, Inc.†	1,971	14,526
Quanterix Corp.†	318	7,025
Semler Scientific, Inc.†	389	17,229
Smith & Nephew PLC	940	13,196
Sonova Holding AG	124	39,570
Stryker Corp.	1,381	463,298
Thermo Fisher Scientific, Inc.	1,157	623,600
Varex Imaging Corp.†	446	8,594
Zynex, Inc.†	1,352	16,008
		1,975,390
Healthcare-Services — 1.3%
Addus HomeCare Corp.†	165	14,289
Centene Corp.†	197	14,836
DaVita, Inc.†	54	5,841
Elevance Health, Inc.	187	92,273
Ensign Group, Inc.	380	43,024
HCA Healthcare, Inc.	254	77,445
Joint Corp.†	254	2,479
Laboratory Corp. of America Holdings	67	14,894
Medibank Private, Ltd.	15,000	37,709
Molina Healthcare, Inc.†	22	7,842
Quest Diagnostics, Inc.	99	12,714
Tenet Healthcare Corp.†	428	35,413
UnitedHealth Group, Inc.	1,626	832,089
Universal Health Services, Inc., Class B	66	10,481
		1,201,329
Holding Companies-Diversified — 0.1%
Alfa SAB de CV	100,000	78,204
Swire Pacific, Ltd., Class A	4,000	30,829
		109,033
Home Builders — 0.4%
Beazer Homes USA, Inc.†	1,194	37,909
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
D.R. Horton, Inc.	275	$ 39,300
Daiwa House Industry Co., Ltd.	1,300	40,160
Forestar Group, Inc.†	486	15,192
Lennar Corp., Class A	198	29,670
M/I Homes, Inc.†	300	38,226
MDC Holdings, Inc.	255	15,958
Meritage Homes Corp.	285	47,199
NVR, Inc.†	2	14,151
PulteGroup, Inc.	198	20,703
Toll Brothers, Inc.	37	3,676
Vistry Group PLC	2,165	27,312
Winnebago Industries, Inc.	211	13,867
		343,323
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	414	12,060
Howden Joinery Group PLC	4,079	41,489
Lite-On Technology Corp.	17,000	58,464
Panasonic Holdings Corp.	2,700	25,371
Rational AG	38	29,321
Sony Group Corp.	300	29,641
		196,346
Household Products/Wares — 0.1%
Clorox Co.	500	72,625
Kimberly-Clark Corp.	455	55,041
		127,666
Insurance — 3.2%
Aflac, Inc.	407	34,326
AIA Group, Ltd.	7,635	59,366
Allianz SE	319	85,414
Allstate Corp.	260	40,365
Ambac Financial Group, Inc.†	1,028	16,705
American Financial Group, Inc.	44	5,298
Arch Capital Group, Ltd.†	232	19,124
Assurant, Inc.	31	5,206
Aviva PLC	7,000	38,227
AXA SA	1,350	45,450
Berkshire Hathaway, Inc., Class B†	1,504	577,145
Chubb, Ltd.	265	64,925
Cincinnati Financial Corp.	95	10,526
Dai-ichi Life Holdings, Inc.	1,800	39,661
Direct Line Insurance Group PLC†	18,476	39,663
Employers Holdings, Inc.	339	14,143
Enstar Group, Ltd.†	68	18,149
Equitable Holdings, Inc.	254	8,303
Essent Group, Ltd.	317	17,486
Fairfax Financial Holdings, Ltd.	40	41,696
Fidelity National Financial, Inc.	166	8,305
First American Financial Corp.	64	3,862
Genworth Financial, Inc., Class A†	4,658	28,740
Globe Life, Inc.	56	6,878
Greenlight Capital Re, Ltd., Class A†	893	10,189
Hartford Financial Services Group, Inc.	1,913	166,354
Jackson Financial, Inc., Class A	635	31,794
Japan Post Insurance Co., Ltd.	2,500	47,121
Loews Corp.	154	11,220
Manulife Financial Corp.	1,604	35,458
Markel Group, Inc.†	6	8,985
Marsh & McLennan Cos., Inc.	998	193,452
MetLife, Inc.	1,611	111,675
MGIC Investment Corp.	1,804	35,791
Muenchener Rueckversicherungs-Gesellschaft AG	200	85,159

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
NMI Holdings, Inc., Class A†	640	$ 20,429
NN Group NV	937	38,372
Old Republic International Corp.	186	5,215
Primerica, Inc.	18	4,215
Principal Financial Group, Inc.	153	12,102
Progressive Corp.	1,080	192,510
Prudential Financial, Inc.	231	24,239
Reinsurance Group of America, Inc.	39	6,782
Samsung Fire & Marine Insurance Co., Ltd.†	452	89,138
SCOR SE	998	29,775
Swiss Re AG	600	68,906
T&D Holdings, Inc.	2,500	41,751
Travelers Cos., Inc.	2,103	444,490
Unum Group	121	5,849
W.R. Berkley Corp.	162	13,265
Willis Towers Watson PLC	39	9,606
		2,972,805
Internet — 5.2%
Alphabet, Inc., Class A†	2,369	331,897
Alphabet, Inc., Class C†	2,013	285,443
Amazon.com, Inc.†	9,934	1,541,757
Auto Trader Group PLC*	3,045	28,115
Cargurus, Inc.†	529	12,294
Couchbase, Inc.†	1,059	26,475
eBay, Inc.	311	12,773
Gen Digital, Inc.	241	5,659
Kakaku.com, Inc.	1,000	11,388
Meta Platforms, Inc., Class A†	2,586	1,008,902
Netflix, Inc.†	1,376	776,215
Palo Alto Networks, Inc.†	1,156	391,317
Rightmove PLC	6,500	45,866
Robinhood Markets, Inc., Class A†	254	2,728
Stitch Fix, Inc., Class A†	2,914	9,325
TrueCar, Inc.†	3,457	12,238
Uber Technologies, Inc.†	4,087	266,758
Upwork, Inc.†	1,363	18,687
Wix.com, Ltd.†	310	39,333
Yelp, Inc.†	741	32,404
ZOZO, Inc.	700	15,377
		4,874,951
Investment Companies — 0.1%
Industrivarden AB, Class A	950	29,832
Investor AB, Class B	2,137	50,335
		80,167
Iron/Steel — 0.5%
ArcelorMittal SA	1,984	54,411
ArcelorMittal SA (NYSE)	4,459	122,489
BlueScope Steel, Ltd.	2,579	39,635
Cleveland-Cliffs, Inc.†	297	5,955
Commercial Metals Co.	27	1,410
Evraz PLC†(1)	3,725	65
Fortescue, Ltd.	2,934	57,006
JFE Holdings, Inc.	2,000	31,648
Nippon Steel Corp.	1,800	43,398
Nucor Corp.	219	40,938
Reliance Steel & Aluminum Co.	43	12,273
Russel Metals, Inc.	926	30,367
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Steel Dynamics, Inc.	153	$ 18,466
United States Steel Corp.	143	6,724
		464,785
Leisure Time — 0.0%
Brunswick Corp.	56	4,518
Lodging — 0.1%
Boyd Gaming Corp.	64	4,063
Galaxy Entertainment Group, Ltd.	5,851	30,382
InterContinental Hotels Group PLC	557	52,820
Marcus Corp.	795	10,796
		98,061
Machinery-Construction & Mining — 0.4%
Argan, Inc.	529	23,450
Caterpillar, Inc.	609	182,889
Hitachi, Ltd.	1,518	119,240
Manitowoc Co., Inc.†	1,020	16,422
Metso Oyj	3,500	34,893
Oshkosh Corp.	43	4,734
Terex Corp.	488	29,978
		411,606
Machinery-Diversified — 0.3%
AGCO Corp.	46	5,627
ANDRITZ AG	552	33,797
CNH Industrial NV (NYSE)	3,338	40,056
Deere & Co.	171	67,302
Dover Corp.	81	12,132
GEA Group AG	1,712	68,824
Georg Fischer AG	340	22,738
Middleby Corp.†	32	4,514
		254,990
Media — 0.6%
Charter Communications, Inc., Class A†	54	20,018
Comcast Corp., Class A	6,853	318,939
Fox Corp., Class A	254	8,204
Gannett Co., Inc.†	1,565	3,866
Pearson PLC	3,000	36,814
Vivendi SE	3,000	34,059
Walt Disney Co.	862	82,795
Wolters Kluwer NV	468	69,029
		573,724
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	452	21,696
Olympic Steel, Inc.	295	19,936
Ryerson Holding Corp.	424	14,552
Timken Co.	37	3,031
VAT Group AG*	84	39,170
		98,385
Mining — 0.3%
Anglo American PLC	1,686	40,018
BHP Group, Ltd.	1,339	41,092
Glencore PLC	14,980	79,708
Kaiser Aluminum Corp.	164	10,644
Kinross Gold Corp.	4,600	25,353
Rio Tinto PLC	700	48,809
Rio Tinto, Ltd.	868	75,319
		320,943

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 0.3%
3M Co.	451	$ 42,552
Carlisle Cos., Inc.	29	9,114
Core Molding Technologies, Inc.†	437	7,560
Orica, Ltd.	2,500	26,400
Parker-Hannifin Corp.	79	36,695
Siemens AG	611	110,101
Textron, Inc.	164	13,892
		246,314
Office Furnishings — 0.0%
Steelcase, Inc., Class A	1,397	17,714
Office/Business Equipment — 0.0%
Seiko Epson Corp.	1,400	20,524
Xerox Holdings Corp.	905	16,707
		37,231
Oil & Gas — 2.9%
Antero Resources Corp.†	100	2,234
APA Corp.	199	6,235
BP PLC	12,264	71,832
California Resources Corp.	423	20,169
Chevron Corp.	3,151	464,552
Chord Energy Corp.	15	2,306
ConocoPhillips	766	85,693
Coterra Energy, Inc.	2,814	70,012
Eni SpA	4,753	76,022
EOG Resources, Inc.	440	50,068
EQT Corp.	2,091	74,021
Exxon Mobil Corp.	5,258	540,575
Gulfport Energy Corp.†	107	13,578
Helmerich & Payne, Inc.	424	17,070
Imperial Oil, Ltd.	800	46,145
Inpex Corp.	5,710	77,887
Marathon Oil Corp.	429	9,803
Marathon Petroleum Corp.	234	38,750
MEG Energy Corp.†	1,700	32,143
Murphy Oil Corp.	1,004	38,855
Nabors Industries, Ltd.†	84	7,105
Noble Corp. PLC	560	24,713
Noble Corp. PLC	9	393
Occidental Petroleum Corp.	555	31,951
Par Pacific Holdings, Inc.†	437	15,990
PBF Energy, Inc., Class A	502	25,356
PetroChina Co., Ltd.	92,000	65,902
Phillips 66	710	102,460
Pioneer Natural Resources Co.	923	212,133
Range Resources Corp.	144	4,182
Repsol SA	1,588	23,434
SandRidge Energy, Inc.	1,657	24,192
Shell PLC	4,629	143,716
SM Energy Co.	901	33,409
Southwestern Energy Co.†	643	4,147
TotalEnergies SE	2,263	147,385
Valero Energy Corp.	242	33,614
Weatherford International PLC†	320	28,656
Woodside Energy Group, Ltd.	1,293	27,100
		2,693,788
Oil & Gas Services — 0.1%
Baker Hughes Co.	346	9,861
Halliburton Co.	525	18,716
Newpark Resources, Inc.†	2,262	14,680
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
NOV, Inc.	145	$ 2,829
NOW, Inc.†	2,705	27,294
RPC, Inc.	1,694	12,383
		85,763
Packaging & Containers — 0.2%
Berry Global Group, Inc.	76	4,975
Crown Holdings, Inc.	1,411	124,873
Gerresheimer AG	395	40,511
Graphic Packaging Holding Co.	188	4,796
Packaging Corp. of America	66	10,948
Pactiv Evergreen, Inc.	1,062	15,505
Sonoco Products Co.	57	3,243
		204,851
Pharmaceuticals — 5.3%
AbbVie, Inc.	2,841	467,060
Aduro Biotech Holding, Inc. CVR†(1)	460	0
Agios Pharmaceuticals, Inc.†	339	7,668
Alkermes PLC†	648	17,528
Amneal Pharmaceuticals, Inc.†	1,166	6,238
Amphastar Pharmaceuticals, Inc.†	383	20,437
Anika Therapeutics, Inc.†	237	5,574
AstraZeneca PLC	863	114,860
Bayer AG	754	23,472
Becton Dickinson & Co.	713	170,272
Bristol-Myers Squibb Co.	1,135	55,467
Cardinal Health, Inc.	1,018	111,155
Catalyst Pharmaceuticals, Inc.†	486	6,998
Cencora, Inc.	566	131,697
Chugai Pharmaceutical Co., Ltd.	1,400	50,508
Cigna Group	198	59,588
Collegium Pharmaceutical, Inc.†	262	8,636
Corcept Therapeutics, Inc.†	340	7,174
CVS Health Corp.	1,321	98,243
Eagle Pharmaceuticals, Inc.†	180	1,055
Eli Lilly & Co.	953	615,266
Enanta Pharmaceuticals, Inc.†	150	1,823
GSK PLC	5,000	99,020
Harmony Biosciences Holdings, Inc.†	362	11,418
Henry Schein, Inc.†	77	5,763
Heron Therapeutics, Inc.†	1,100	2,651
Hikma Pharmaceuticals PLC	1,990	48,565
Ipsen SA	239	27,556
Ironwood Pharmaceuticals, Inc.†	1,067	15,141
Johnson & Johnson	3,437	546,139
McKesson Corp.	121	60,487
Merck & Co., Inc.	5,733	692,432
Nature's Sunshine Products, Inc.†	510	8,879
Nippon Shinyaku Co., Ltd.	500	17,708
Novartis AG	1,781	184,456
Novo Nordisk A/S, Class B	3,946	450,674
Ono Pharmaceutical Co., Ltd.	1,600	28,872
Otsuka Holdings Co., Ltd.	1,000	39,355
Owens & Minor, Inc.†	814	16,044
PetIQ, Inc.†	953	17,125
Pfizer, Inc.	1,718	46,523
Protagonist Therapeutics, Inc.†	290	7,253
Recordati Industria Chimica e Farmaceutica SpA	543	29,960
Rhythm Pharmaceuticals, Inc.†	246	10,851
Roche Holding AG	747	213,431
Sandoz Group AG†	36	1,235
Sanofi SA	1,454	145,998

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Shionogi & Co., Ltd.	700	$ 33,668
SIGA Technologies, Inc.	600	2,928
Spectrum Pharmaceuticals, Inc.†(1)	2,839	0
USANA Health Sciences, Inc.†	214	10,020
Vanda Pharmaceuticals, Inc.†	900	3,240
Vaxcyte, Inc.†	50	3,571
Viatris, Inc.	700	8,239
Voyager Therapeutics, Inc.†	676	4,915
Y-mAbs Therapeutics, Inc.†	859	10,987
Zoetis, Inc.	1,111	208,657
		4,994,480
Pipelines — 0.2%
Cheniere Energy, Inc.	141	23,123
Kinder Morgan, Inc.	6,695	113,280
New Fortress Energy, Inc.	75	2,492
Williams Cos., Inc.	452	15,666
		154,561
Private Equity — 0.2%
3i Group PLC	2,000	62,416
Carlyle Group, Inc.	210	8,404
Eurazeo SE	400	33,966
Partners Group Holding AG	30	40,766
		145,552
Real Estate — 0.2%
CK Asset Holdings, Ltd.	5,500	24,613
Daito Trust Construction Co., Ltd.	1,331	151,477
Jones Lang LaSalle, Inc.†	15	2,656
RMR Group, Inc., Class A	543	14,167
		192,913
REITS — 0.8%
American Assets Trust, Inc.	654	14,669
American Tower Corp.	1,021	199,759
Apartment Investment & Management Co., Class A†	1,059	7,868
Apple Hospitality REIT, Inc.	1,502	24,122
Brandywine Realty Trust	2,428	11,509
Chatham Lodging Trust	1,059	11,120
DiamondRock Hospitality Co.	2,646	24,184
Diversified Healthcare Trust	5,828	16,726
Equinix, Inc.	248	205,783
Innovative Industrial Properties, Inc.	120	11,188
Klepierre SA	1,114	28,775
Ladder Capital Corp.	1,271	13,892
National Health Investors, Inc.	317	16,858
Park Hotels & Resorts, Inc.	638	9,621
Pebblebrook Hotel Trust	847	12,891
Piedmont Office Realty Trust, Inc., Class A	1,053	7,160
RLJ Lodging Trust	1,020	11,812
Ryman Hospitality Properties, Inc.	104	11,430
Sabra Health Care REIT, Inc.	1,629	21,731
Service Properties Trust	1,588	12,275
Stockland	10,484	31,265
Summit Hotel Properties, Inc.	2,715	17,593
Tanger, Inc.	681	18,319
		740,550
Retail — 2.5%
Abercrombie & Fitch Co., Class A†	245	24,965
American Eagle Outfitters, Inc.	1,166	23,110
Arcos Dorados Holdings, Inc.	3,300	40,854
Security Description	Shares or Principal Amount	Value

Retail (continued)
Associated British Foods PLC	1,274	$ 37,791
AutoNation, Inc.†	56	7,821
B&M European Value Retail SA	7,730	50,602
Bath & Body Works, Inc.	78	3,327
Best Buy Co., Inc.	725	52,555
BJ's Restaurants, Inc.†	424	14,675
BJ's Wholesale Club Holdings, Inc.†	45	2,895
BlueLinx Holdings, Inc.†	328	37,832
CarMax, Inc.†	54	3,844
Carrols Restaurant Group, Inc.	2,914	27,392
Cie Financiere Richemont SA, Class A	660	98,538
Cracker Barrel Old Country Store, Inc.	71	5,492
Dick's Sporting Goods, Inc.	213	31,752
Dollarama, Inc.	400	29,356
Genesco, Inc.†	227	6,306
Home Depot, Inc.	730	257,661
Industria de Diseno Textil SA	3,070	131,226
Jardine Cycle & Carriage, Ltd.	2,400	46,179
JD Sports Fashion PLC	5,395	7,931
Lawson, Inc.	800	45,899
Lithia Motors, Inc.	16	4,718
Lowe's Cos., Inc.	549	116,849
Macy's, Inc.	676	12,364
McDonald's Corp.	321	93,963
Movado Group, Inc.	382	10,536
Murphy USA, Inc.	13	4,583
Next PLC	351	37,522
Pandora A/S	530	77,496
Patrick Industries, Inc.	210	21,082
Penske Automotive Group, Inc.	55	8,160
Red Robin Gourmet Burgers, Inc.†	100	1,018
Signet Jewelers, Ltd.	286	28,451
Swatch Group AG	414	18,900
Target Corp.	1,510	210,011
TJX Cos., Inc.	3,894	369,580
Walmart, Inc.	2,158	356,609
Williams-Sonoma, Inc.	40	7,736
		2,367,581
Savings & Loans — 0.0%
WaFd, Inc.	477	13,852
Berkshire Hills Bancorp, Inc.	637	15,288
Flushing Financial Corp.	637	10,211
HomeTrust Bancshares, Inc.	362	9,829
		49,180
Semiconductors — 3.5%
Alpha & Omega Semiconductor, Ltd.†	383	9,828
Amkor Technology, Inc.	1,123	35,554
Applied Materials, Inc.	518	85,107
ASML Holding NV (NASDAQ)	579	503,626
ASML Holding NV (XAMS)	320	274,255
Axcelis Technologies, Inc.†	210	27,311
Broadcom, Inc.	92	108,560
Infineon Technologies AG	1,307	47,659
Intel Corp.	4,777	205,793
Kulicke & Soffa Industries, Inc.	383	19,273
Marvell Technology, Inc.	1,075	72,777
Microchip Technology, Inc.	202	17,206
Micron Technology, Inc.	668	57,281
NVIDIA Corp.	2,175	1,338,212
ON Semiconductor Corp.†	222	15,791
Photronics, Inc.†	1,276	37,285

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
QUALCOMM, Inc.	1,082	$ 160,688
Samsung Electronics Co., Ltd.	1,763	95,598
Skyworks Solutions, Inc.	97	10,133
STMicroelectronics NV	900	39,516
Texas Instruments, Inc.	472	75,577
Tokyo Electron, Ltd.	400	74,159
United Microelectronics Corp.	10,000	15,518
		3,326,707
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	24	6,214
Software — 5.7%
8x8, Inc.†	2,435	8,182
Adobe, Inc.†	1,080	667,203
Alignment Healthcare, Inc.†	1,069	7,162
Appfolio, Inc., Class A†	109	23,899
Asana, Inc., Class A†	121	2,108
Atlassian Corp., Class A†	731	182,582
Box, Inc., Class A†	689	17,900
CommVault Systems, Inc.†	330	30,254
DigitalOcean Holdings, Inc.†	493	16,624
Domo, Inc., Class B†	121	1,315
Duolingo, Inc.†	90	16,100
eGain Corp.†	1,020	7,650
Fiserv, Inc.†	308	43,696
IBEX Holdings, Ltd.†	583	10,506
Immersion Corporation	1,748	11,939
Intuit, Inc.	320	202,026
Matterport, Inc.†	2,965	6,671
Microsoft Corp.	7,081	2,815,264
Monday.com, Ltd.†	170	35,707
NetEase, Inc.	1,400	27,331
Nexon Co., Ltd.	1,700	26,920
Oracle Corp.	1,909	213,235
Sage Group PLC	4,797	71,479
Salesforce, Inc.†	1,148	322,691
SAP SE	916	159,411
Synopsys, Inc.†	165	88,003
Twilio, Inc., Class A†	67	4,712
Veradigm, Inc.†	585	5,341
Vimeo, Inc.†	3,459	13,732
Weave Communications, Inc.†	1,457	18,271
Workday, Inc., Class A†	831	241,879
Yext, Inc.†	1,906	11,303
		5,311,096
Telecommunications — 1.6%
A10 Networks, Inc.	1,657	22,154
Arista Networks, Inc.†	537	138,911
AT&T, Inc.	6,278	111,058
BCE, Inc.	600	24,211
Bezeq The Israeli Telecommunication Corp., Ltd.	25,000	33,065
Cisco Systems, Inc.	4,239	212,713
Corning, Inc.	519	16,862
Deutsche Telekom AG	1,998	49,111
EchoStar Corp., Class A†	564	7,552
Extreme Networks, Inc.†	1,413	19,090
Infinera Corp.†	2,541	12,552
InterDigital, Inc.	184	19,329
Iridium Communications, Inc.	517	18,746
Juniper Networks, Inc.	1,800	66,528
KDDI Corp.	1,900	62,870
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Koninklijke KPN NV	13,000	$ 44,225
NETGEAR, Inc.†	635	9,017
Nippon Telegraph & Telephone Corp.	50,000	63,125
Orange SA	5,679	67,511
Telefonaktiebolaget LM Ericsson, Class B	11,518	63,661
Telefonica SA	13,000	53,102
Telenor ASA	3,200	35,506
Telephone & Data Systems, Inc.	584	11,219
T-Mobile US, Inc.	616	99,318
Verizon Communications, Inc.	4,673	197,901
		1,459,337
Toys/Games/Hobbies — 0.2%
JAKKS Pacific, Inc.†	741	23,238
Mattel, Inc.†	118	2,111
Nintendo Co., Ltd.	2,400	134,246
		159,595
Transportation — 1.2%
ArcBest Corp.	254	30,259
C.H. Robinson Worldwide, Inc.	600	50,454
Canadian Pacific Kansas City, Ltd.	1,426	114,750
Covenant Logistics Group, Inc.	750	36,255
CSX Corp.	1,172	41,841
DHT Holdings, Inc.	1,694	18,837
DSV A/S	225	40,232
FedEx Corp.	155	37,400
Kamigumi Co., Ltd.	1,400	32,221
Kawasaki Kisen Kaisha, Ltd.	1,000	48,976
Kuehne + Nagel International AG	172	58,738
Scorpio Tankers, Inc.	254	17,958
Teekay Tankers, Ltd., Class A	477	29,836
TFI International, Inc.	200	26,284
Union Pacific Corp.	1,203	293,448
United Parcel Service, Inc., Class B	2,009	285,077
		1,162,566
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	129	5,864
Water — 0.0%
Consolidated Water Co., Ltd.	1,126	35,953
United Utilities Group PLC	1,010	13,590
		49,543
Total Common Stocks (cost $47,514,516)		60,342,274
CORPORATE BONDS & NOTES — 12.0%
Aerospace/Defense — 0.4%
Northrop Grumman Corp.
2.93%, 01/15/2025	$ 385,000	377,386
RTX Corp.
6.00%, 03/15/2031	10,000	10,641
		388,027
Agriculture — 0.1%
Altria Group, Inc.
6.88%, 11/01/2033	90,000	99,121
Auto Manufacturers — 0.0%
Ford Motor Co.
6.10%, 08/19/2032	20,000	20,041

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks — 1.9%
Bank of America Corp.
3.50%, 04/19/2026	$ 365,000	$ 355,931
Citigroup, Inc.
3.20%, 10/21/2026	255,000	243,936
Goldman Sachs Group, Inc.
4.80%, 07/08/2044	385,000	367,128
JPMorgan Chase & Co.
5.40%, 01/06/2042	235,000	243,969
US Bancorp
1.38%, 07/22/2030	325,000	262,017
Wells Fargo & Co.
3.00%, 10/23/2026	250,000	237,772
5.56%, 07/25/2034	110,000	112,304
		1,823,057
Beverages — 0.4%
PepsiCo, Inc.
2.25%, 03/19/2025	390,000	379,209
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	395,000	376,853
Commercial Services — 0.3%
PayPal Holdings, Inc.
1.65%, 06/01/2025	250,000	239,374
Computers — 0.3%
Apple, Inc.
3.75%, 11/13/2047	350,000	296,663
Diversified Financial Services — 1.2%
American Express Co.
4.42%, 08/03/2033	250,000	240,256
Capital One Financial Corp.
3.20%, 02/05/2025	335,000	328,117
Charles Schwab Corp.
5.88%, 08/24/2026	40,000	40,955
6.14%, 08/24/2034	10,000	10,569
Mastercard, Inc.
3.30%, 03/26/2027	245,000	237,696
Visa, Inc.
4.30%, 12/14/2045	245,000	225,390
		1,082,983
Healthcare-Services — 0.5%
Humana, Inc.
3.70%, 03/23/2029	270,000	256,478
UnitedHealth Group, Inc.
3.70%, 08/15/2049	265,000	212,218
		468,696
Insurance — 0.5%
MetLife, Inc.
3.60%, 04/10/2024	220,000	219,180
Prudential Financial, Inc.
4.60%, 05/15/2044	260,000	240,973
		460,153
Media — 0.8%
Comcast Corp.
2.89%, 11/01/2051	370,000	244,952
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	515,000	499,315
		744,267
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.5%
Chevron USA, Inc.
3.90%, 11/15/2024	$ 220,000	$ 218,158
Exxon Mobil Corp.
3.57%, 03/06/2045	290,000	235,373
Occidental Petroleum Corp.
6.60%, 03/15/2046	20,000	21,601
		475,132
Pharmaceuticals — 0.7%
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	222,509
Cigna Group
1.25%, 03/15/2026	240,000	222,174
CVS Health Corp.
4.78%, 03/25/2038	255,000	239,220
		683,903
Pipelines — 0.8%
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	40,000	41,994
Enterprise Products Operating LLC
3.75%, 02/15/2025	365,000	360,705
MPLX LP
2.65%, 08/15/2030	295,000	255,867
ONEOK, Inc.
5.55%, 11/01/2026	20,000	20,337
5.65%, 11/01/2028	20,000	20,644
		699,547
Retail — 1.0%
Home Depot, Inc.
3.00%, 04/01/2026	220,000	213,545
Lowe's Cos, Inc.
3.75%, 04/01/2032	270,000	250,635
McDonald's Corp.
3.38%, 05/26/2025	255,000	250,192
TJX Cos., Inc.
2.25%, 09/15/2026	270,000	256,120
		970,492
Semiconductors — 0.6%
Intel Corp.
3.90%, 03/25/2030	240,000	230,521
NVIDIA Corp.
3.20%, 09/16/2026	385,000	374,391
		604,912
Software — 0.4%
Oracle Corp.
2.50%, 04/01/2025	375,000	363,776
Telecommunications — 0.4%
AT&T, Inc.
5.35%, 09/01/2040	240,000	237,709
T-Mobile USA, Inc.
5.15%, 04/15/2034	10,000	10,075
Verizon Communications, Inc.
2.88%, 11/20/2050	125,000	83,139
		330,923
Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	295,000	232,450
CSX Corp.
3.80%, 03/01/2028	245,000	239,546

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
FedEx Corp.
4.75%, 11/15/2045	$ 275,000	$ 252,119
		724,115
Total Corporate Bonds & Notes (cost $12,244,556)		11,231,244
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
U.S. Government Agency — 0.0%
Government National Mtg. Assoc. REMIC FRS
Series 2019-H13, Class FT 5.61%, (1 Yr USTYCR+0.45%), 08/20/2069 (cost $44,057)	44,265	44,199
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 16.3%
U.S. Government — 14.9%
United States Treasury Bonds
1.13%, 05/15/2040	735,000	466,524
1.25%, 05/15/2050	1,270,000	661,144
2.75%, 11/15/2047	855,000	650,835
3.00%, 08/15/2048	1,020,000	811,657
3.38%, 05/15/2044	825,000	717,524
3.63%, 02/15/2053	340,000	305,256
3.88%, 05/15/2043	330,000	310,509
4.13%, 08/15/2053	90,000	88,495
4.38%, 08/15/2043	90,000	90,647
4.75%, 11/15/2043 to 11/15/2053	270,000	293,475
United States Treasury Notes
1.13%, 02/15/2031	350,000	291,990
1.63%, 08/15/2029	770,000	685,661
2.00%, 11/15/2026	370,000	350,329
2.13%, 02/29/2024	260,000	259,347
2.25%, 02/15/2027	1,330,000	1,263,968
2.63%, 02/15/2029	530,000	499,401
2.88%, 08/15/2028 to 05/15/2032	705,000	664,063
3.00%, 07/31/2024	475,000	470,064
3.25%, 06/30/2027	770,000	752,795
3.50%, 04/30/2028 to 02/15/2033	1,135,000	1,108,333
4.00%, 07/31/2030 to 01/31/2031	910,000	914,228
4.13%, 01/31/2025 to 08/31/2030	1,690,000	1,686,104
4.25%, 10/15/2025 to 12/31/2025	230,000	229,740
4.38%, 11/30/2030	80,000	82,125
4.63%, 09/30/2030	320,000	333,012
United States Treasury Notes TIPS
1.13%, 01/15/2033(2)	24	23
		13,987,249
U.S. Government Agency — 1.4%
Federal Home Loan Mtg. Corp.
5.00%, 04/01/2053	95,385	95,039
Federal National Mtg. Assoc.
2.00%, 11/01/2050	362,495	293,909
2.50%, 06/01/2051	459,217	392,082
3.00%, 07/01/2051	143,791	126,988
3.50%, 04/01/2052	129,580	118,577
5.50%, 01/01/2053	160,110	160,587
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Government National Mtg. Assoc.
2.50%, 01/20/2053	$ 65,083	$ 56,256
3.00%, 03/20/2052	86,814	77,529
		1,320,967
Total U.S. Government & Agency Obligations (cost $16,535,887)		15,308,216
UNAFFILIATED INVESTMENT COMPANIES — 5.0%
iShares Core High Dividend ETF	3,679	381,108
iShares Core S&P 500 ETF	5,682	2,756,906
iShares MSCI USA Momentum Factor ETF	2,555	423,236
iShares Russell 1000 Value ETF	710	117,398
Vanguard Growth ETF	1,476	468,763
Vanguard Small-Cap ETF	2,671	554,446
Total Unaffiliated Investment Companies (cost $4,131,504)		4,701,857
Total Long-Term Investment Securities (cost $80,470,520)		91,627,790
SHORT-TERM INVESTMENTS — 2.0%
Unaffiliated Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(3) (cost $1,864,700)	1,864,700	1,864,699
TOTAL INVESTMENTS (cost $82,335,220)(4)	99.5%	93,492,489
Other assets less liabilities	0.5	451,244
NET ASSETS	100.0%	$93,943,733
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $241,274 representing 0.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Principal amount of security is adjusted for inflation.
(3)	The rate shown is the 7-day yield as of January 31, 2024.
(4)	See Note 4 for cost of investments on a tax basis.
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
ADR—American Depositary Receipt
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
NASDAQ—National Association of Securities Dealers Automated Quotations
NES—Non-voting Equity Securities
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
TIPS—Treasury Inflation Protected Securities
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
9	Long	S&P 500 E-Mini Index	March 2024	$2,111,020	$2,191,725	$ 80,705
8	Long	U.S. Treasury 10 Year Notes	March 2024	882,802	898,625	15,823
2	Long	U.S. Treasury 2 Year Notes	March 2024	407,425	411,312	3,887
						$100,415
						Unrealized (Depreciation)
20	Short	U.S. Treasury 10 Year Notes	March 2024	$2,217,092	$2,246,563	$(29,471)
		Net Unrealized Appreciation (Depreciation)				$ 70,944
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$ 21,713	$ 42,157	$ —	$ 63,870
Aerospace/Defense	710,525	303,572	—	1,014,097
Agriculture	208,868	34,267	—	243,135
Airlines	62,431	115,003	—	177,434
Apparel	190,010	258,304	—	448,314
Auto Manufacturers	327,886	607,853	—	935,739
Auto Parts & Equipment	176,720	150,136	—	326,856
Banks	2,140,985	1,412,387	—	3,553,372
Beverages	638,346	131,410	—	769,756
Biotechnology	682,101	30,720	887	713,708
Building Materials	387,971	202,152	—	590,123
Chemicals	986,547	324,859	—	1,311,406
Commercial Services	1,191,828	86,329	—	1,278,157
Computers	2,513,358	129,797	—	2,643,155
Cosmetics/Personal Care	509,057	207,718	—	716,775
Distribution/Wholesale	420,063	392,263	—	812,326
Diversified Financial Services	1,966,132	140,755	—	2,106,887
Electric	623,537	238,327	—	861,864
Electrical Components & Equipment	638,360	141,966	—	780,326
Electronics	460,030	278,879	—	738,909
Engineering & Construction	86,579	120,867	—	207,446
Entertainment	32,305	81,078	—	113,383
Food	918,321	583,671	—	1,501,992
Food Service	—	113,123	—	113,123
Forest Products & Paper	82,855	32,822	—	115,677
Gas	27,348	192,805	—	220,153
Hand/Machine Tools	12,748	29,652	—	42,400
Healthcare-Products	1,788,461	186,929	—	1,975,390
Healthcare-Services	1,163,620	37,709	—	1,201,329
Holding Companies-Diversified	78,204	30,829	—	109,033
Home Builders	275,851	67,472	—	343,323
Home Furnishings	12,060	184,286	—	196,346
Insurance	2,264,802	708,003	—	2,972,805
Internet	4,774,205	100,746	—	4,874,951
Investment Companies	—	80,167	—	80,167
Iron/Steel	238,622	226,098	65	464,785
Lodging	14,859	83,202	—	98,061
Machinery-Construction & Mining	257,473	154,133	—	411,606
Machinery-Diversified	129,631	125,359	—	254,990
Media	433,822	139,902	—	573,724
Metal Fabricate/Hardware	59,215	39,170	—	98,385
Mining	35,997	284,946	—	320,943

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Miscellaneous Manufacturing	$ 109,813	$ 136,501	$ —	$ 246,314
Office/Business Equipment	16,707	20,524	—	37,231
Oil & Gas	2,060,117	633,671	—	2,693,788
Packaging & Containers	164,340	40,511	—	204,851
Pharmaceuticals	3,485,142	1,509,338	0	4,994,480
Private Equity	8,404	137,148	—	145,552
Real Estate	16,823	176,090	—	192,913
REITS	680,510	60,040	—	740,550
Retail	1,815,497	552,084	—	2,367,581
Semiconductors	2,780,002	546,705	—	3,326,707
Software	5,025,955	285,141	—	5,311,096
Telecommunications	987,161	472,176	—	1,459,337
Toys/Games/Hobbies	25,349	134,246	—	159,595
Transportation	982,399	180,167	—	1,162,566
Water	35,953	13,590	—	49,543
Other Industries	873,949	—	—	873,949
Corporate Bonds & Notes	—	11,231,244	—	11,231,244
Collateralized Mortgage Obligations	—	44,199	—	44,199
U.S. Government & Agency Obligations	—	15,308,216	—	15,308,216
Unaffiliated Investment Companies	4,701,857	—	—	4,701,857
Short-Term Investments	1,864,699	—	—	1,864,699
Total Investments at Value	$53,178,123	$40,313,414	$952	$93,492,489
Other Financial Instruments:†
Futures Contracts	$ 100,415	$ —	$ —	$ 100,415
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 29,471	$ —	$ —	$ 29,471
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	39.3%
Domestic Equity Investment Companies	33.1
International Equity Investment Companies	27.7
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 39.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,900,987	$18,021,358
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,915,369	19,000,464
Total Domestic Fixed Income Investment Companies (cost $40,034,679)		37,021,822
Domestic Equity Investment Companies — 33.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	712,991	24,327,249
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	361,428	4,919,030
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	165,322	1,929,313
Total Domestic Equity Investment Companies (cost $27,401,379)		31,175,592
International Equity Investment Companies — 27.7%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	196,860	2,567,048
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,857,387	$23,607,388
Total International Equity Investment Companies (cost $24,112,079)		26,174,436
TOTAL INVESTMENTS (cost $91,548,137)(2)	100.1%	94,371,850
Other assets less liabilities	(0.1)	(83,031)
NET ASSETS	100.0%	$94,288,819
#	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$94,371,850	$—	$—	$94,371,850
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	41.1%
International Equity Investment Companies	34.3
Domestic Fixed Income Investment Companies	24.7
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 41.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	873,084	$29,789,640
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	438,512	5,968,145
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	334,486	3,903,453
Total Domestic Equity Investment Companies (cost $35,339,471)		39,661,238
International Equity Investment Companies — 34.3%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	327,840	4,275,028
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,262,719	28,759,163
Total International Equity Investment Companies (cost $31,273,572)		33,034,191
Domestic Fixed Income Investment Companies — 24.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,206,348	11,436,182
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,251,231	$12,412,209
Total Domestic Fixed Income Investment Companies (cost $25,651,790)		23,848,391
TOTAL INVESTMENTS (cost $92,264,833)(2)	100.1%	96,543,820
Other assets less liabilities	(0.1)	(84,491)
NET ASSETS	100.0%	$96,459,329
#	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$96,543,820	$—	$—	$96,543,820
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	48.2%
International Equity Investment Companies	41.7
Domestic Fixed Income Investment Companies	10.1
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 48.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,568,903	$121,770,979
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,141,648	29,147,833
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,534,704	17,909,992
Total Domestic Equity Investment Companies (cost $148,842,910)		168,828,804
International Equity Investment Companies — 41.7%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,154,022	15,048,441
SunAmerica Series Trust SA International Index Portfolio, Class 1	10,312,777	131,075,400
Total International Equity Investment Companies (cost $137,055,252)		146,123,841
Domestic Fixed Income Investment Companies — 10.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,689,767	16,018,988
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,951,217	$ 19,356,079
Total Domestic Fixed Income Investment Companies (cost $37,838,045)		35,375,067
TOTAL INVESTMENTS (cost $323,736,207)(2)	100.0%	350,327,712
Other assets less liabilities	(0.0)	(162,855)
NET ASSETS	100.0%	$350,164,857
#	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$350,327,712	$—	$—	$350,327,712
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Foreign Government Obligations	36.8%
U.S. Government & Agency Obligations	30.7
Collateralized Mortgage Obligations	9.6
Other Asset Backed Securities	5.3
Banks	5.2
Auto Loan Receivables	3.7
Multi-National	2.5
Credit Card Receivables	1.5
Pharmaceuticals	1.0
Pipelines	0.6
Auto Manufacturers	0.6
REITS	0.6
Telecommunications	0.6
Internet	0.5
Oil & Gas	0.5
Retail	0.4
Short-Term Investments	0.4
Agriculture	0.3
Healthcare-Products	0.3
Electric	0.2
Chemicals	0.2
Real Estate	0.2
Diversified Financial Services	0.2
Computers	0.2
Purchased Options	0.1
Healthcare-Services	0.1
Mining	0.1
Aerospace/Defense	0.1
Private Equity	0.1
Entertainment	0.1
Packaging & Containers	0.1
Gas	0.1
Engineering & Construction	0.1
Commercial Services	0.1
Software	0.1
Food	0.1
103.3%
Country Allocation*
United States	52.4%
Japan	18.5
France	5.1
SupraNational	4.1
United Kingdom	4.1
Italy	4.0
Cayman Islands	4.0
Spain	3.3
Canada	1.9
Netherlands	0.9
Jersey	0.8
Belgium	0.8
Germany	0.7
Australia	0.6
Switzerland	0.3
Luxembourg	0.3
Mexico	0.3
Ireland	0.3
Denmark	0.3
Sweden	0.2
Bermuda	0.1
Purchased Options	0.1

Colombia	0.1%
Brazil	0.1
103.3%
Credit Quality#†
Aaa	41.0%
Aa	5.9
A	3.3
Baa	9.0
Ba	2.3
B	0.4
Caa	0.2
Not Rated@	37.9
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 15.2%
Australia — 0.2%
Australia & New Zealand Banking Group, Ltd.
2.95%, 07/22/2030*		$ 400,000	$ 382,835
Macquarie Group, Ltd.
1.34%, 01/12/2027*		225,000	207,714
			590,549
Brazil — 0.1%
Banco do Brasil SA (Cayman)
6.25%, 04/15/2024(1)		240,000	238,440
Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*		250,000	247,689
Colombia — 0.1%
Ecopetrol SA
6.88%, 04/29/2030		30,000	29,324
8.63%, 01/19/2029		60,000	63,423
8.88%, 01/13/2033		140,000	147,829
			240,576
France — 1.8%
Banque Federative du Credit Mutuel SA
4.13%, 03/13/2029	EUR	300,000	335,898
BNP Paribas SA
3.38%, 01/09/2025*		2,050,000	2,010,807
Credit Agricole SA
1.25%, 01/26/2027*		650,000	601,629
Electricite de France SA
2.88%, 12/15/2026(1)	EUR	400,000	404,139
SNF Group SACA
3.13%, 03/15/2027*		450,000	415,538
Societe Generale SA
1.49%, 12/14/2026*		550,000	508,716
4.75%, 11/24/2025*		575,000	565,268
4.88%, 11/21/2031	EUR	200,000	225,946
TotalEnergies SE
3.37%, 10/06/2026(1)	EUR	125,000	132,236
			5,200,177
Germany — 0.5%
Deutsche Bank AG
1.75%, 11/19/2030	EUR	100,000	94,671
2.13%, 11/24/2026		150,000	141,218
4.63%, 10/30/2027(1)	EUR	600,000	534,947
5.00%, 09/05/2030	EUR	100,000	112,217
FMS Wertmanagement
1.38%, 03/07/2025	GBP	600,000	732,073
			1,615,126
Ireland — 0.3%
AIB Group PLC
2.88%, 05/30/2031	EUR	274,000	285,014
Bank of Ireland Group PLC
6.75%, 03/01/2033	EUR	250,000	289,152
7.50%, 05/19/2025(1)	EUR	200,000	217,758
			791,924
Italy — 0.2%
Enel SpA
1.38%, 06/08/2027(1)	EUR	317,000	304,901
Telecom Italia SpA
4.00%, 04/11/2024	EUR	150,000	161,716
			466,617
Security Description		Shares or Principal Amount	Value

Jersey — 0.0%
Glencore Finance Europe, Ltd.
3.13%, 03/26/2026	GBP	100,000	$ 121,233
Luxembourg — 0.3%
Blackstone Property Partners Europe Holdings SARL
2.00%, 02/15/2024	EUR	300,000	323,908
Logicor Financing SARL
2.25%, 05/13/2025	EUR	350,000	366,528
3.25%, 11/13/2028	EUR	300,000	308,972
			999,408
Mexico — 0.1%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(1)		$ 200,000	186,424
Mexico City Airport Trust
3.88%, 04/30/2028*		210,000	194,628
			381,052
Netherlands — 0.9%
ABN AMRO Bank NV
1.54%, 06/16/2027*		500,000	455,172
4.25%, 02/21/2030	EUR	300,000	336,433
American Medical Systems Europe BV
0.75%, 03/08/2025	EUR	800,000	836,818
ING Groep NV
0.25%, 02/01/2030	EUR	200,000	182,505
4.02%, 03/28/2028		225,000	218,384
Prosus NV
3.68%, 01/21/2030		560,000	487,775
			2,517,087
Spain — 0.8%
Banco de Sabadell SA
5.25%, 02/07/2029	EUR	300,000	336,621
Banco Santander SA
2.71%, 06/27/2024		600,000	593,428
3.49%, 05/28/2030		200,000	181,083
CaixaBank SA
0.38%, 11/18/2026	EUR	300,000	305,235
0.75%, 05/26/2028	EUR	100,000	98,718
1.13%, 05/17/2024	EUR	400,000	428,645
4.25%, 09/06/2030	EUR	300,000	337,103
6.25%, 02/23/2033	EUR	100,000	113,678
			2,394,511
SupraNational — 2.3%
African Export-Import Bank
3.80%, 05/17/2031*		200,000	168,936
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.00%, 09/01/2029*	EUR	100,000	84,295
Asian Development Bank
1.13%, 06/10/2025	GBP	2,700,000	3,262,238
2.35%, 06/21/2027	JPY	40,000,000	292,229
Canpack SA
2.38%, 11/01/2027*	EUR	200,000	198,501
European Investment Bank
2.25%, 03/15/2030	EUR	1,670,000	1,774,088
Inter-American Development Bank
7.00%, 06/15/2025		850,000	875,230
			6,655,517

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Sweden — 0.1%
Verisure Holding AB
3.25%, 02/15/2027*	EUR	150,000	$ 155,734
Switzerland — 0.3%
Credit Suisse AG
2.95%, 04/09/2025		$ 250,000	243,144
UBS Group AG
1.00%, 06/24/2027	EUR	275,000	279,175
3.09%, 05/14/2032*		300,000	257,583
3.88%, 06/02/2026*(1)		261,000	233,376
			1,013,278
United Kingdom — 1.1%
BAT International Finance PLC
3.95%, 06/15/2025*		1,000,000	980,758
Bellis Acquisition Co. PLC
3.25%, 02/16/2026*	GBP	100,000	119,760
International Game Technology PLC
5.25%, 01/15/2029*		305,000	297,652
Santander UK Group Holdings PLC
1.09%, 03/15/2025		400,000	397,503
Standard Chartered PLC
1.21%, 03/23/2025*		200,000	198,446
1.46%, 01/14/2027*		700,000	644,886
Vodafone Group PLC
1.88%, 09/11/2025	EUR	210,000	222,680
2.63%, 08/27/2080	EUR	300,000	308,810
			3,170,495
United States — 6.0%
AbbVie, Inc.
2.60%, 11/21/2024		750,000	734,329
Air Lease Corp.
2.88%, 01/15/2026		350,000	334,103
AutoNation, Inc.
1.95%, 08/01/2028		125,000	108,425
Aviation Capital Group LLC
1.95%, 01/30/2026*		75,000	70,009
Bank of America Corp.
3.37%, 01/23/2026		1,000,000	979,360
Bayer US Finance II LLC
4.25%, 12/15/2025*		650,000	635,044
Becton Dickinson & Co.
0.03%, 08/13/2025	EUR	230,000	236,585
3.36%, 06/06/2024		431,000	427,500
Cheniere Energy Partners LP
4.50%, 10/01/2029		735,000	701,176
Citigroup, Inc.
3.11%, 04/08/2026		800,000	779,929
Dell International LLC/EMC Corp.
6.02%, 06/15/2026		475,000	485,294
6.20%, 07/15/2030		75,000	80,081
Dollar Tree, Inc.
4.00%, 05/15/2025		400,000	393,879
EMD Finance LLC
3.25%, 03/19/2025*		900,000	879,688
EnLink Midstream LLC
5.38%, 06/01/2029		750,000	730,780
General Motors Financial Co., Inc.
0.85%, 02/26/2026	EUR	115,000	117,847
1.69%, 03/26/2025	EUR	185,000	194,960
Glencore Funding LLC
1.63%, 04/27/2026*		297,000	275,993
Security Description		Shares or Principal Amount	Value

United States (continued)
HCA, Inc.
3.38%, 03/15/2029		$ 100,000	$ 92,377
5.88%, 02/01/2029		300,000	309,415
Hyundai Capital America
1.00%, 09/17/2024*		1,525,000	1,480,660
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*		300,000	279,564
JPMorgan Chase & Co.
5.34%, 01/23/2035		400,000	406,503
Lithia Motors, Inc.
4.38%, 01/15/2031*		820,000	735,257
Morgan Stanley
5.47%, 01/18/2035		525,000	535,763
MPT Operating Partnership LP/MPT Finance Corp.
3.69%, 06/05/2028	GBP	450,000	381,233
4.63%, 08/01/2029		300,000	202,849
ONE Gas, Inc.
1.10%, 03/11/2024		270,000	268,705
Realty Income Corp.
4.63%, 11/01/2025		650,000	645,971
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025		650,000	651,172
Southwestern Energy Co.
5.38%, 02/01/2029		755,000	737,182
Teledyne Technologies, Inc.
0.95%, 04/01/2024		400,000	396,666
T-Mobile USA, Inc.
3.50%, 04/15/2025		250,000	245,099
3.75%, 04/15/2027		328,000	317,995
4.75%, 02/01/2028		150,000	149,202
Uber Technologies, Inc.
4.50%, 08/15/2029*		775,000	733,569
US Bancorp
5.38%, 01/23/2030		325,000	328,851
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*		575,000	544,134
VMware, Inc.
4.70%, 05/15/2030		145,000	142,620
			17,749,769
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(2)(3)		390,000	39,291
Total Corporate Bonds & Notes (cost $47,044,530)			44,588,473
ASSET BACKED SECURITIES — 10.5%
Bermuda — 0.1%
Tikehau US CLO III, Ltd. FRS
Series 2022-2A, Class C1R 8.52%, (TSFR3M+3.20%), 01/20/2036*		450,000	449,982
Cayman Islands — 3.9%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 6.80%, (SOFR30A+1.45%), 01/15/2037*		950,000	947,928
CIFC Funding, Ltd. FRS
Series 2023-3A, Class E 12.97%, (TSFR3M+7.65%), 01/20/2037*		450,000	450,076
Diameter Capital CLO 1, Ltd. FRS
Series 2021-1A, Class A1A 6.82%, (TSFR3M+1.50%), 07/15/2036*		1,100,000	1,100,119

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Cayman Islands (continued)
Elmwood CLO IV, Ltd. FRS
Series 2020-1A, Class A 6.82%, (TSFR3M+1.50%), 04/15/2033*	$ 1,100,000	$ 1,102,116
HalseyPoint CLO 3, Ltd. FRS
Series 2020-3A, Class A1A 7.03%, (TSFR3M+1.71%), 11/30/2032*	1,225,000	1,226,900
ICG US CLO, Ltd. FRS
Series 2017-1A, Class ARR 6.75%, (TSFR3M+1.43%), 07/28/2034*	2,100,000	2,091,337
Invesco CLO, Ltd. FRS
Series 2021-2A, Class A 6.70%, (TSFR3M+1.38%), 07/15/2034*	600,000	598,967
New Mountain CLO 1, Ltd. FRS
Series CLO-1A, Class AR 6.78%, (TSFR3M+1.46%), 10/15/2034*	500,000	500,068
Trysail CLO, Ltd. FRS
Series 2021-1A, Class A1 6.90%, (TSFR3M+1.58%), 07/20/2032*	1,400,000	1,401,448
Venture 39 CLO, Ltd. FRS
Series 2020-39A, Class A1 6.86%, (TSFR3M+1.54%), 04/15/2033*	1,200,000	1,194,238
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.75%, (TSFR3M+1.43%), 07/20/2032*	748,870	748,122
		11,361,319
Jersey — 0.8%
Bain Capital Credit CLO, Ltd. FRS
Series 2023-3A, Class A 7.12%, (TSFR3M+1.80%), 07/24/2036*	700,000	705,082
Halseypoint CLO 7, Ltd. FRS
Series 2023-7A, Class A 7.57%, (TSFR3M+2.25%), 07/20/2036*	1,600,000	1,613,283
		2,318,365
United States — 5.7%
American Express Credit Account Master Trust
Series 2022-2, Class A 3.39%, 05/15/2027	925,000	908,209
Bank of America Auto Trust
Series 2023-2A, Class A2 5.85%, 08/17/2026*	525,000	527,625
Barclays Dryrock Issuance Trust
Series 2023-1, Class A 4.72%, 02/15/2029	900,000	901,522
Barclays Dryrock Issuance Trust FRS
Series 2023-2, Class A 6.25%, (SOFR30A+0.90%), 08/15/2028	1,100,000	1,102,516
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A 3.49%, 05/15/2027	925,000	908,448
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1 5.23%, 12/08/2027	600,000	605,794
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 6.13%, (TSFR1M+0.78%), 10/25/2035	44,651	43,198
Ford Credit Auto Lease Trust
Series 2024-A, Class A2A 5.24%, 07/15/2026	1,600,000	1,601,708
Security Description	Shares or Principal Amount	Value

United States (continued)
Ford Credit Auto Owner Trust
Series 2023-C, Class A2A 5.68%, 09/15/2026	$ 1,025,000	$ 1,028,986
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class A2A 5.89%, 11/16/2026	750,000	753,398
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 5.34%, 06/15/2028*	700,000	708,491
Helios Issuer LLC
Series 2023-GRID1, Class 1A 5.75%, 12/20/2050*	98,186	100,938
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 5.68%, (TSFR1M+0.34%), 04/25/2037	240,793	231,869
Honda Auto Receivables Owner Trust
Series 2023-4, Class A3 5.67%, 06/21/2028	1,250,000	1,275,696
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A2A 5.15%, 06/15/2026*	1,175,000	1,175,964
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 6.95%, (SOFR30A+1.60%), 05/25/2054*	299,549	300,687
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2 5.92%, 11/16/2026	400,000	402,617
Nissan Auto Lease Trust
Series 2024-A, Class A2A 5.11%, 10/15/2026	1,575,000	1,578,184
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A3 5.93%, 03/15/2028	225,000	230,069
Santander Drive Auto Receivables Trust
Series 2024-1, Class A2 5.71%, 02/16/2027	675,000	675,117
Series 2023-6, Class A2 6.08%, 05/17/2027	900,000	903,381
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 5.72%, (SOFR90A+0.37%), 12/15/2032*	790,272	740,665
		16,705,082
Total Asset Backed Securities (cost $30,636,329)		30,834,748
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.6%
United States — 9.6%
Angel Oak Mtg. Trust I LLC VRS
Series 2021-6, Class A1 1.46%, 09/25/2066*(4)	168,435	138,664
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	900,000	958,347
Series 2023-5YR4, Class A3 6.50%, 12/15/2056	300,000	319,341
BANK VRS
Series 2018-BN13, Class A5 4.22%, 08/15/2061(4)	800,000	774,307
Series 2023-5YR3, Class A3 6.72%, 09/15/2056(4)	500,000	535,962

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
BBCMS Mtg. Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057	$ 375,000	$ 391,678
Series 2023-C20, Class ASB 5.86%, 07/15/2056	600,000	631,363
BBCMS Mtg. Trust VRS
Series 2023-C21, Class AS 6.51%, 09/15/2056(4)	375,000	400,083
Benchmark Mtg. Trust
Series 2023-B39, Class A5 5.75%, 07/15/2056	600,000	638,090
BMO Mtg. Trust
Series 2022-C3, Class A5 5.31%, 09/15/2054	150,000	154,066
Series 2023-C5, Class A5 5.77%, 06/15/2056	800,000	851,059
Series 2023-C5, Class ASB 5.99%, 06/15/2056	800,000	847,985
Series 2023-C7, Class A5 6.16%, 12/15/2056	1,100,000	1,204,052
BMO Mtg. Trust VRS
Series 2023-C7, Class B 6.67%, 12/15/2056(4)	300,000	322,793
BRAVO Residential Funding Trust
Series 2024-NQM1, Class A1 5.94%, 12/01/2063*	950,000	949,749
BX Commercial Mtg. Trust FRS
Series 2024-XL4, Class A 6.44%, (TSFR1M+1.44%), 02/15/2039*	975,000	975,609
Series 2023-VLT2, Class A 7.61%, (TSFR1M+2.28%), 06/15/2040*	675,000	676,849
BX Trust FRS
Series 2024-BIO, Class A 6.94%, (TSFR1M+1.64%), 02/15/2041*	925,000	924,711
Citigroup Commercial Mtg. Trust VRS
Series 2023-PRM3, Class A 6.57%, 07/10/2028*(4)	500,000	519,946
Citigroup Commercial Mtg. Trust
Series 2019-C7, Class A4 3.10%, 12/15/2072	255,000	230,181
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 5.99%, (TSFR1M+0.65%), 02/25/2036	208,964	167,398
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2019-HQA2, Class M2 7.51%, (SOFR30A+2.16%), 04/25/2049*	237,385	238,572
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2020-HQA5, Class M2 7.94%, (SOFR30A+2.60%), 11/25/2050*	80,597	82,309
Series 2023-HQA2, Class M1B 8.69%, (SOFR30A+3.35%), 06/25/2043*	224,000	235,825
Series 2022-HQA1, Class M1B 8.84%, (SOFR30A+3.50%), 03/25/2042*	190,000	198,809
Series 2020-DNA5, Class B1 10.14%, (SOFR30A+4.80%), 10/25/2050*	578,000	651,853
Series 2020-HQA4, Class B1 10.71%, (SOFR30A+5.36%), 09/25/2050*	343,816	377,874
Series 2020-DNA4, Class B1 11.46%, (SOFR30A+6.11%), 08/25/2050*	464,793	527,451
Security Description	Shares or Principal Amount	Value

United States (continued)
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 7.14%, (SOFR30A+1.80%), 01/25/2044*	$ 200,000	$ 200,875
Series 2020-R01, Class 1M2 7.51%, (SOFR30A+2.16%), 01/25/2040*	29,147	29,566
Series 2023-R08, Class 1M2 7.84%, (SOFR30A+2.50%), 10/25/2043*	260,000	268,704
Series 2023-R06, Class 1M2 8.04%, (SOFR30A+2.70%), 07/25/2043*	120,000	124,697
Series 2024-R01, Class 1B1 8.04%, (SOFR30A+2.70%), 01/25/2044*	300,000	300,656
Series 2021-R01, Class 1B1 8.44%, (SOFR30A+3.10%), 10/25/2041*	381,000	390,407
Series 2023-R05, Class 1M2 8.44%, (SOFR30A+3.1%), 06/25/2043*	120,000	126,202
Series 2023-R08, Class 1B1 8.89%, (SOFR30A+3.55%), 10/25/2043*	620,000	643,325
Series 2023-R03, Class 2M2 9.24%, (SOFR30A+3.90%), 04/25/2043*	223,524	239,942
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	139,203	151,810
Series 2012-111, Class B 7.00%, 10/25/2042	37,300	40,321
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	450,000	419,903
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class A 3.02%, 01/05/2039*	200,000	178,700
J.P. Morgan Mtg. Trust VRS
Series 2024-1, Class A2 6.00%, 06/25/2054*(4)	1,000,000	1,000,781
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(4)	617,668	508,122
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 5.93%, (TSFR1M+0.59%), 06/25/2047	164,245	144,055
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.24%, 07/25/2059*(4)	95,355	91,259
Morgan Stanley Capital I Trust
Series 2021-L5, Class A4 2.73%, 05/15/2054	812,000	704,291
Morgan Stanley Capital I Trust VRS
Series 2022-L8, Class A5 3.92%, 04/15/2055(4)	650,000	598,634
MSWF Commercial Mtg. Trust
Series 2023-2, Class A2 6.89%, 12/15/2056	475,000	504,690
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(4)	500,000	544,595
OBX Trust
Series 2024-NQM2, Class A1 5.88%, 12/25/2063*	1,600,000	1,599,710
Series 2024-NQM1, Class A1 5.93%, 11/25/2063*	971,416	976,606
Series 2024-NQM1, Class A2 6.25%, 11/25/2063*	99,632	100,251

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	$ 700,000	$ 603,970
One New York Plaza Trust FRS
Series 2020-1NYP, Class A 6.40%, (TSFR1M+1.06%), 01/15/2036*	100,000	98,310
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 6.58%, (TSFR6M+1.09%), 11/20/2034	11,988	10,614
STACR Trust FRS
Series 2018-HRP2, Class B1 9.66%, (SOFR30A+4.31%), 02/25/2047*	500,000	546,250
Starwood Mtg. Residential Trust VRS
Series 2022-1, Class A1 2.45%, 12/25/2066*(4)	716,039	621,630
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.80%, 12/10/2033*(4)	650,000	684,367
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 6.05%, (12 MTA+0.99%), 06/25/2046	181,388	139,354
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 5.67%, 12/28/2037(4)	80,123	71,305
Wells Fargo Commercial Mtg. Trust
Series 2017-RC1, Class D 3.25%, 01/15/2060*	150,000	118,196
Wells Fargo Commercial Mtg. Trust VRS
Series 2022-C62, Class A4 4.00%, 04/15/2055(4)	475,000	445,939
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(4)	20,563	18,505
Total Collateralized Mortgage Obligations (cost $27,837,048)		28,171,468
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 30.7%
United States — 30.7%
United States Treasury Bonds
1.38%, 11/15/2040	2,000,000	1,306,562
1.75%, 08/15/2041	8,350,000	5,731,166
1.88%, 02/15/2041	13,060,000	9,245,562
2.00%, 11/15/2041	1,350,000	964,090
2.25%, 05/15/2041	18,220,000	13,682,081
1.50%, 02/15/2053(5)	2,499,933	2,239,035
United States Treasury Bonds STRIPS
0.01%, 02/15/2038 to 08/15/2038	1,020,000	548,597
United States Treasury Notes
0.75%, 04/30/2026(6)	16,990,000	15,765,525
1.38%, 11/15/2031	2,440,000	2,025,391
1.88%, 02/15/2032	4,184,000	3,594,154
2.75%, 05/31/2029	2,740,000	2,589,514
2.88%, 04/30/2029	2,190,000	2,084,435
3.88%, 09/30/2029	70,000	69,852
Federal Home Loan Bank
2.63%, 09/12/2025	2,200,000	2,139,184
Federal Home Loan Mtg. Corp.
5.00%, 10/01/2029 to 05/01/2041	365,229	368,949
Federal National Mtg. Assoc.
4.50%, 02/01/2040 to 08/01/2041	45,614	45,374
5.00%, 05/01/2053	2,887,476	2,849,794
Security Description		Shares or Principal Amount	Value

United States (continued)
6.00%, 10/01/2034 to 10/01/2041		$ 484,909	$ 505,980
6.50%, 09/01/2053		5,901,595	6,068,445
Government National Mtg. Assoc.
2.50%, February 30 TBA		2,000,000	1,729,018
3.00%, 07/20/2051		3,309,496	2,939,293
4.50%, 02/20/2049		1,243,265	1,225,405
4.50%, February 30 TBA		12,000,000	11,682,882
5.00%, 09/20/2049		1,040,670	1,048,722
Total U.S. Government & Agency Obligations (cost $94,501,468)			90,449,010
FOREIGN GOVERNMENT OBLIGATIONS — 36.8%
Australia — 0.4%
Commonwealth of Australia
3.25%, 06/21/2039	AUD	740,000	431,228
4.50%, 04/21/2033	AUD	1,100,000	749,370
			1,180,598
Belgium — 0.8%
Kingdom of Belgium
0.35%, 06/22/2032*	EUR	1,080,000	970,467
2.15%, 06/22/2066*	EUR	620,000	510,365
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	813,932
			2,294,764
Canada — 1.9%
Government of Canada
2.75%, 12/01/2048	CAD	1,500,000	1,010,610
Province of British Columbia, Canada
2.85%, 06/18/2025	CAD	3,600,000	2,618,686
4.95%, 06/18/2040	CAD	400,000	321,571
Province of Quebec, Canada
2.25%, 09/15/2026	GBP	1,360,000	1,631,256
			5,582,123
Denmark — 0.3%
Kingdom of Denmark
4.50%, 11/15/2039	DKK	4,700,000	858,018
France — 3.3%
Government of France
0.01%, 03/25/2025	EUR	2,225,794	2,325,556
0.75%, 02/25/2028	EUR	1,210,000	1,227,206
1.25%, 05/25/2034	EUR	2,110,000	1,986,546
1.75%, 05/25/2066*	EUR	1,100,000	818,825
2.00%, 05/25/2048*	EUR	130,000	113,194
4.50%, 04/25/2041	EUR	2,450,000	3,168,512
			9,639,839
Germany — 0.2%
State of North Rhine-Westphalia, Germany
2.13%, 06/13/2025	GBP	400,000	488,452
Ireland — 0.0%
Republic of Ireland
0.35%, 10/18/2032	EUR	140,000	126,550
Italy — 3.8%
Republic of Italy
0.90%, 04/01/2031	EUR	1,650,000	1,507,237
2.15%, 09/01/2052*	EUR	1,640,000	1,168,375
2.80%, 06/15/2029	EUR	6,170,000	6,555,952
2.80%, 03/01/2067*	EUR	200,000	156,135

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
3.25%, 03/01/2038*	EUR	40,000	$ 39,634
3.35%, 03/01/2035*	EUR	1,670,000	1,730,052
			11,157,385
Japan — 18.5%
Government of Japan
0.01%, 09/01/2024 to 01/01/2025	JPY	3,204,400,000	21,784,174
0.10%, 06/20/2030 to 09/20/2031	JPY	3,080,000,000	20,445,149
1.00%, 03/20/2062	JPY	800,000,000	4,144,096
1.10%, 09/20/2042	JPY	692,000,000	4,445,341
1.40%, 09/20/2052	JPY	560,150,000	3,493,801
			54,312,561
Mexico — 0.2%
United Mexican States
3.75%, 04/19/2071		$ 940,000	604,281
Romania — 0.0%
Government of Romania
3.38%, 01/28/2050*	EUR	10,000	7,392
Spain — 2.5%
Kingdom of Spain
0.85%, 07/30/2037*	EUR	330,000	259,140
1.25%, 10/31/2030*	EUR	160,000	156,561
1.50%, 04/30/2027*	EUR	2,770,000	2,890,861
2.55%, 10/31/2032*	EUR	660,000	690,041
2.90%, 10/31/2046*	EUR	770,000	733,661
3.45%, 07/30/2043 to 07/30/2066*	EUR	1,971,000	2,040,978
5.15%, 10/31/2044*	EUR	550,000	723,174
			7,494,416
SupraNational — 1.8%
European Union
0.01%, 07/06/2026	EUR	5,240,000	5,319,948
Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026	SEK	4,610,000	426,533
United Kingdom — 3.0%
United Kingdom Gilt Treasury
1.50%, 07/31/2053	GBP	490,000	323,323
1.75%, 07/22/2057	GBP	40,000	27,515
3.25%, 01/22/2044	GBP	3,130,000	3,354,199
3.50%, 01/22/2045 to 07/22/2068	GBP	4,050,000	4,440,485
4.25%, 12/07/2046	GBP	470,000	579,086
			8,724,608
Venezuela — 0.0%
Republic of Venezuela
9.25%, 05/07/2028†(2)(3)		230,000	37,235
Total Foreign Government Obligations (cost $123,576,727)			108,254,703
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.0%
Over the Counter call option on the EUR vs. SEK (Expiration Date: 02/16/2024; Strike Price EUR 11.51; Counterparty: JPMorgan Chase Bank, N.A.)		2,583,000	1,130
Over the Counter call option on the EUR vs. USD (Expiration Date: 07/15/2024; Strike Price EUR 1.11; Counterparty: JPMorgan Chase Bank, N.A.)		432,000	4,996
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the EUR vs. USD (Expiration Date: 07/22/2024; Strike Price EUR 1.10; Counterparty: JPMorgan Chase Bank, N.A.)	426,000	$ 5,952
Over the Counter call option on the USD vs. COP (Expiration Date: 02/07/2024; Strike Price: USD 4,300.00; Counterparty: JPMorgan Chase Bank, N.A.)	478,000	1
Over the Counter call option on the USD vs. COP (Expiration Date: 02/14/2024; Strike Price: USD 4,200.00; Counterparty: JPMorgan Chase Bank, N.A.)	475,000	224
Over the Counter call option on the USD vs. COP (Expiration Date: 05/08/2024; Strike Price: USD 4,232.00; Counterparty: JPMorgan Chase Bank, N.A.)	453,000	5,691
Over the Counter call option on the USD vs. HUF (Expiration Date: 02/22/2024; Strike Price USD 362.00; Counterparty: JPMorgan Chase Bank, N.A.)	3,707,000	19,629
Over the Counter call option on the USD vs. MXN (Expiration Date: 02/05/2024; Strike Price: USD 17.88; Counterparty: JPMorgan Chase Bank, N.A.)	480,000	29
Over the Counter call option on the USD vs. ZAR (Expiration Date: 02/16/2024; Strike Price USD 19.62; Counterparty: JPMorgan Chase Bank, N.A.)	3,746,000	4,544
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 3.43% versus EUR-EURIBOR_Reuters maturing 03/13/2024 (Counterparty: Morgan Stanley & Co., Inc)	21,820,000	7,211
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 3.80% versus EUR-EURIBOR_Reuters maturing 03/13/2024 (Counterparty: Morgan Stanley & Co., Inc.)	43,640,000	1,688
		51,095
Purchased Options - Puts — 0.1%
Over the Counter call option on the EUR vs. USD (Expiration Date: 04/03/2024; Strike Price: EUR 1.06; Counterparty: JPMorgan Chase Bank, N.A.)	2,773,408	10,886
Over the Counter put option on the EUR vs. USD (Expiration Date: 02/07/2024; Strike Price EUR 1.08; Counterparty: JPMorgan Chase Bank, N.A.)	3,454,000	16,054
Over the Counter put option on the EUR vs. USD (Expiration Date: 02/07/2024; Strike Price EUR 1.08; Counterparty: JPMorgan Chase Bank, N.A.)	3,427,000	12,577
Over the Counter put option on the EUR vs. USD (Expiration Date: 02/21/2024; Strike Price EUR 1.08; Counterparty: JPMorgan Chase Bank, N.A.)	3,427,000	15,455
Over the Counter put option on the EUR vs. USD (Expiration Date: 02/21/2024; Strike Price: EUR 1.08; Counterparty: JPMorgan Chase Bank, N.A.)	3,453,000	22,935

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option on the EUR vs. USD (Expiration Date: 02/22/2024; Strike Price: USD 1.08; Counterparty: JPMorgan Chase Bank, N.A.)	2,519,000	$ 18,460
Over the Counter put option on the EUR vs. USD (Expiration Date: 07/15/2024; Strike Price EUR 1.11; Counterparty: JPMorgan Chase Bank, N.A.)	432,000	12,416
Over the Counter put option on the EUR vs. USD (Expiration Date: 07/22/2024; Strike Price EUR 1.10; Counterparty: JPMorgan Chase Bank, N.A.)	426,000	11,069
Over the Counter put option on the GBP vs. USD (Expiration Date: 02/07/2024; Strike Price: GBP 1.20; Counterparty: JPMorgan Chase Bank, N.A.)	1,460,000	2
Over the Counter put option on the NZD vs. USD (Expiration Date: 02/21/2024; Strike Price NZD 0.61; Counterparty: JPMorgan Chase Bank, N.A.)	4,567,000	14,832
Over the Counter put option on the NZD vs. USD (Expiration Date: 02/28/2024; Strike Price NZD 0.61; Counterparty: JPMorgan Chase Bank, N.A.)	4,571,000	20,212
Over the Counter put option on the USD vs. COP (Expiration Date: 02/07/2024; Strike Price: USD 4,300.00; Counterparty: JPMorgan Chase Bank, N.A.)	478,000	46,314
Over the Counter put option on the USD vs. COP (Expiration Date: 02/14/2024; Strike Price: USD 4,200.00; Counterparty: JPMorgan Chase Bank, N.A.)	475,000	33,422
Over the Counter put option on the USD vs. COP (Expiration Date: 05/08/2024; Strike Price: USD 4,232.00; Counterparty: JPMorgan Chase Bank, N.A.)	453,000	33,200
Over the Counter put option on the USD vs. INR (Expiration Date: 02/06/2024; Strike Price USD 83.33; Counterparty: JPMorgan Chase Bank, N.A.)	951,000	2,998
Over the Counter put option on the USD vs. INR (Expiration Date: 02/08/2024; Strike Price USD 83.12; Counterparty: JPMorgan Chase Bank, N.A.)	1,885,000	2,541
Over the Counter put option on the USD vs. MXN (Expiration Date: 02/05/2024; Strike Price: USD 17.88; Counterparty: JPMorgan Chase Bank, N.A.)	480,000	18,221
Over the Counter put option to enter into an interest rate swap for the right to pay a fixed rate of 4.45% versus USD-SOFR maturing 04/22/2024 (Counterparty: JPMorgan Chase Bank, N.A.)	11,650,000	19,440
Over the Counter put option to enter into an interest rate swap for the right to pay a fixed rate of 4.55% versus GBP-SONIA maturing 04/22/2024 (Counterparty: Barclays Capital, Inc.)	18,870,000	43,873
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option to enter into an interest rate swap for the right to receive a fixed rate of 3.70% versus EUR-EURIBOR maturing 02/05/2024 (Counterparty: Citibank, N.A.)	10,880,000	$ 5
Over the Counter put option to enter into an interest rate swap for the right to receive a fixed rate of 3.75% versus EUR-EURIBOR maturing 02/05/2024 (Counterparty: Citibank, N.A.)	10,880,000	1
Over the Counter put option to enter into an interest rate swap for the right to receive a fixed rate of 4.00% versus EUR-EURIBOR maturing 02/05/2024 (Counterparty: Citibank, N.A.)	10,880,000	1
Over the Counter put option to enter into an interest rate swap for the right to receive a fixed rate of 4.05% versus EUR-EURIBOR maturing 02/05/2024 (Counterparty: Citibank, N.A.)	10,880,000	1
		354,915
Total Purchased Options (cost $634,377)		406,010
Total Long-Term Investment Securities (cost $324,230,479)		302,704,412
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Administration Class 5.04%(7) (cost $1,156,660)	1,156,661	1,156,660
TOTAL INVESTMENTS (cost $325,387,139)(8)	103.3%	303,861,072
Other assets less liabilities	(3.3)	(9,728,555)
NET ASSETS	100.0%	$294,132,517
FORWARD SALES CONTRACTS — (3.7%)
U.S. Government Agencies — (3.7%)
Uniform Mtg. Backed Securities — (2.4%)
5.00%, February 30 TBA	$ (2,000,000)	(1,973,802)
6.50%, February 30 TBA	(5,000,000)	(5,118,325)
		(7,092,127)
Government National Mtg. Assoc. — (1.3%)
3.00%, February 30 TBA	(3,000,000)	(2,679,609)
5.00%, February 30 TBA	(1,000,000)	(993,352)
		(3,672,961)
Total Forward Sales Contracts (cost $(10,757,754))		(10,765,088)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Global Bond Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $61,412,408 representing 20.9% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

(2)	Security in default of interest.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38%, 04/12/2027	10/23/2017	$390,000	$115,546	$39,291	$10.07	0.0%
Foreign Government Obligations
Republic of Venezuela 9.25%, 05/07/2028	08/01/2017	230,000	93,621	37,235	16.19	0.0
				$76,526		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Principal amount of security is adjusted for inflation.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of January 31, 2024.
(8)	See Note 4 for cost of investments on a tax basis.
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
CLO—Collateralized Loan Obligation
EURIBOR—Euro Interbank Offered Rate
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
AUD—Australian Dollar
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NZD—New Zealand Dollar
SEK—Swedish Krona
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	1,280,000	BRL	Less than 1-Month BRCDI	Fixed 8.495%	Maturity	Maturity	Jan 2027	$ (22,493)	$ 3,215	$ (19,278)
Centrally Cleared	4,390,000	BRL	Fixed 11.230%	Less than 1-Month BRCDI	Monthly	Monthly	Jan 2027	8,052	(20,897)	(12,845)
Centrally Cleared	5,150,000	BRL	Fixed 10.950	1-Month BRCDI	Monthly	Monthly	Jan 2025	(87,120)	112,513	25,393
Centrally Cleared	6,200,000	BRL	Less than 1-Month BRCDI	Fixed 12.060	Maturity	Maturity	Jan 2025	123,767	(122,686)	1,081
Centrally Cleared	8,890,000	USD	Fixed 2.680	Less than 1-Month SOFR	Annual	Annual	Jul 2032	101,415	171,901	273,316
Centrally Cleared	23,900,000	USD	Less than 1-Month SOFR	Fixed 2.910	Annual	Annual	Jul 2037	(281,683)	(395,113)	(676,796)
Centrally Cleared	23,720,000	USD	Fixed 2.080	Less than 1-Month SOFR	Annual	Annual	Jul 2047	384,595	286,199	670,794
Centrally Cleared	28,420,000	EUR	Fixed 1.451	6-Month EURIBOR	Annual	Semiannual	Aug 2042	884,446	224,735	1,109,181
Centrally Cleared	11,100,000	EUR	6-Month EURIBOR	Fixed 2.152	Annual	Semiannual	Aug 2037	(357,695)	54,470	(303,225)
Centrally Cleared	16,630,000	EUR	6-Month EURIBOR	Fixed 1.051	Annual	Semiannual	Aug 2047	(377,425)	(146,146)	(523,571)
Centrally Cleared	40,990,000	USD	Less than 1-Month SOFR	Fixed 3.350	Annual	Annual	Oct 2027	113,123	(21,387)	91,736
Centrally Cleared	9,410,000	USD	Fixed 3.240	Less than 1-Month SOFR	Annual	Annual	Oct 2035	42,018	131,409	173,427
Centrally Cleared	4,550,000	BRL	Fixed 13.300	Less than 1-Month BRCDI	Monthly	Monthly	Jan 2025	(118,873)	94,025	(24,848)
Centrally Cleared	2,450,000	BRL	Less than 1-Month BRCDI	Fixed 13.030	Maturity	Maturity	Jan 2027	1,800	30,961	32,761
Centrally Cleared	7,150,000	BRL	Less than 1-Month BRCDI	Fixed 12.064	Monthly	Monthly	Jan 2025	142,166	(128,267)	13,899
Centrally Cleared	17,710,000	EUR	Less than 1-Month ESTR	Fixed 2.673	Annual	Annual	Apr 2028	63,510	315,800	379,310
Centrally Cleared	17,710,000	EUR	Fixed 2.852	3-Month EURIBOR	Annual	Quarterly	Apr 2028	(64,371)	(311,184)	(375,555)
Centrally Cleared	25,920,000	USD	Less than 1-Month SOFR	Fixed 3.391	Annual	Annual	May 2038	(215,853)	(116,631)	(332,484)
Centrally Cleared	22,060,000	USD	Fixed 2.564	Less than 1-Month SOFR	Annual	Annual	May 2053	194,397	267,668	462,065
Centrally Cleared	3,690,000	EUR	Fixed 2.000	6-Month EURIBOR	Annual	Semiannual	May 2053	135,435	(103,190)	32,245
Centrally Cleared	23,830,000	BRL	Less than 1-Month BRCDI	Fixed 10.850	Maturity	Maturity	Jan 2026	5,208	38,876	44,084
Centrally Cleared	710,000,000	JPY	Fixed 1.250	Less than 1-Month TONA	Annual	Annual	Aug 2033	(5,738)	11,805	6,067
Centrally Cleared	5,140,000	BRL	Fixed 10.286	Less than 1-Month BRCDI	Monthly	Monthly	Jan 2027	—	(7,295)	(7,295)
Centrally Cleared	35,980,000	EUR	3-Month EURIBOR	Fixed 3.720	Maturity	Quarterly	Mar 2025	116,515	98,197	214,712
Centrally Cleared	32,590,000	USD	Less than 1-Month SOFR	Fixed 3.696	Annual	Annual	Sep 2028	(66,985)	304,645	237,660
Centrally Cleared	7,350,000	USD	Fixed 3.782	Less than 1-Month SOFR	Annual	Annual	Sep 2036	119,565	(260,144)	(140,579)
Centrally Cleared	12,020,000	USD	Less than 1-Month SOFR	Fixed 4.306	Annual	Annual	Oct 2033	5,419	357,872	363,291
Centrally Cleared	5,440,000	BRL	Fixed 11.500	Less than 1-Month BRCDI	Monthly	Monthly	Jan 2029	(7,216)	(36,621)	(43,837)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	769,000,000	JPY	6-Month TONA	Fixed 1.500%	Annual	Annual	Aug 2038	$ (34,790)	$ (33,616)	$ (68,406)
Centrally Cleared	4,852,590,000	KRW	3-Month KSDA	Fixed 3.750	Quarterly	Quarterly	Mar 2026	32,109	1,121	33,230
Centrally Cleared	1,381,840,000	KRW	3-Month KSDA	Fixed 3.750	Quarterly	Quarterly	Mar 2029	8,624	19,467	28,091
Centrally Cleared	659,530,000	KRW	3-Month KSDA	Fixed 3.750	Quarterly	Quarterly	Mar 2034	25,120	(1,324)	23,796
Centrally Cleared	7,570,000	USD	Fixed 3.614%	Less than 1-Month SOFR	Annual	Annual	Nov 2053	(50,250)	(133,236)	(183,486)
Centrally Cleared	13,240,000	EUR	6-Month EURIBOR	Fixed 3.000	Annual	Semiannual	Oct 2027	21,304	192,224	213,528
Centrally Cleared	5,830,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Nov 2053	(196,935)	(43,081)	(240,016)
Centrally Cleared	12,120,000	EUR	6-Month EURIBOR	Fixed 3.000	Annual	Semiannual	Nov 2033	168,867	47,055	215,922
Centrally Cleared	40,000	CNY	Fixed 2.500	Less than 1-Month CNRR	Quarterly	Quarterly	Mar 2029	(61)	(33)	(94)
Centrally Cleared	11,540,000	CNY	4-Month CNRR	Fixed 2.000	Quarterly	Quarterly	Mar 2026	(3,385)	5,341	1,956
Centrally Cleared	2,260,000	PLN	6-Month WIBOR	Fixed 5.000	Annual	Semiannual	Mar 2034	24,313	(6,208)	18,105
Centrally Cleared	20,940,000	ZAR	Fixed 8.500	3-Month JIBAR	Quarterly	Quarterly	Mar 2029	(20,637)	1,220	(19,417)
Centrally Cleared	34,600,000	ZAR	3-Month JIBAR	Fixed 8.000	Quarterly	Quarterly	Mar 2026	11,031	235	11,266
Centrally Cleared	5,960,000	ZAR	3-Month JIBAR	Fixed 9.500	Quarterly	Quarterly	Mar 2034	3,783	2,468	6,251
Centrally Cleared	8,280,000	MXN	Fixed 9.000	1-Month TIIE	Monthly	Monthly	Mar 2034	(16,283)	2,663	(13,620)
Centrally Cleared	12,930,000	USD	Less than 1-Month SOFR	Fixed 4.000	Annual	Annual	Mar 2026	17,454	(4,677)	12,777
Centrally Cleared	1,820,000	USD	Less than 1-Month SOFR	Fixed 4.250	Annual	Annual	Mar 2029	59,679	(2,702)	56,977
Centrally Cleared	1,310,000	USD	Less than 1-Month SOFR	Fixed 4.250	Annual	Annual	Mar 2034	74,074	1,326	75,400
Centrally Cleared	1,610,000	EUR	Fixed 3.000	6-Month EURIBOR	Annual	Semiannual	Mar 2027	(14,498)	(7,851)	(22,349)
Centrally Cleared	880,000	EUR	Fixed 3.000	6-Month EURIBOR	Annual	Semiannual	Mar 2028	(13,036)	(5,515)	(18,551)
Centrally Cleared	620,000	EUR	6-Month EURIBOR	Fixed 3.000	Annual	Semiannual	Mar 2029	16,084	624	16,708
Centrally Cleared	2,560,000	EUR	6-Month EURIBOR	Fixed 3.000	Annual	Semiannual	Mar 2034	96,574	14,541	111,115
Centrally Cleared	190,000	EUR	Fixed 2.750	6-Month EURIBOR	Annual	Semiannual	Mar 2044	(6,054)	366	(5,688)
Centrally Cleared	1,790,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Mar 2054	(49,027)	1,149	(47,878)
Centrally Cleared	65,670,000	EUR	Fixed 3.000	Less than 1-Month ESTR	Annual	Annual	Mar 2026	(700,481)	(19,576)	(720,057)
Centrally Cleared	1,870,000	EUR	Fixed 2.750	Less than 1-Month ESTR	Annual	Annual	Mar 2029	(38,618)	(11,519)	(50,137)
Centrally Cleared	6,790,000	GBP	Fixed 5.250	Less than 1-Month SONIA	Annual	Annual	Mar 2026	(152,687)	(33,914)	(186,601)
Centrally Cleared	1,030,000	GBP	Less than 1-Month SONIA	Fixed 4.750	Annual	Annual	Mar 2028	34,696	16,003	50,699
Centrally Cleared	3,650,000	GBP	Fixed 4.750	Less than 1-Month SONIA	Annual	Annual	Mar 2029	(233,214)	(7,178)	(240,392)
Centrally Cleared	1,680,000	GBP	Less than 1-Month SONIA	Fixed 4.500	Annual	Annual	Mar 2031	92,489	33,860	126,349
Centrally Cleared	720,000	GBP	Less than 1-Month SONIA	Fixed 4.250	Annual	Annual	Mar 2034	38,373	13,641	52,014
Centrally Cleared	410,000	GBP	Fixed 4.250	Less than 1-Month SONIA	Annual	Annual	Mar 2044	(33,487)	(5,061)	(38,548)
Centrally Cleared	630,000	GBP	Fixed 4.000	Less than 1-Month SONIA	Annual	Annual	Mar 2054	(41,275)	(1,905)	(43,180)
Centrally Cleared	28,610,000	CAD	Less than 1-Month CORRA	Fixed 3.750	Semiannual	Semiannual	Mar 2026	(42,231)	(27,562)	(69,793)
Centrally Cleared	730,000	CAD	Less than 1-Month CORRA	Fixed 3.250	Semiannual	Semiannual	Mar 2034	(7,853)	3,251	(4,602)
Centrally Cleared	3,420,000	AUD	3-Month BBSW	Fixed 3.750	Quarterly	Quarterly	Mar 2026	(8,650)	6,173	(2,477)
Centrally Cleared	19,520,000	AUD	6-Month BBSW	Fixed 4.000	Semiannual	Semiannual	Mar 2029	(74,547)	104,386	29,839
Centrally Cleared	3,140,000	AUD	Fixed 4.250	6-Month BBSW	Semiannual	Semiannual	Mar 2034	40,533	(38,039)	2,494
Centrally Cleared	14,590,000	CHF	Less than 1-Month SARON	Fixed 1.250	Annual	Annual	Mar 2026	45,786	22,805	68,591
Centrally Cleared	1,920,000	CHF	Less than 1-Month SARON	Fixed 1.500	Annual	Annual	Mar 2034	68,135	(6,213)	61,922
Centrally Cleared	167,590,000	SEK	3-Month STIBO	Fixed 3.500	Annual	Quarterly	Mar 2026	162,971	33,790	196,761
Centrally Cleared	20,710,000	SEK	Fixed 3.000	3-Month STIBO	Annual	Quarterly	Mar 2034	(81,010)	(2,565)	(83,575)
Centrally Cleared	204,920,000	NOK	6-Month NIBOR	Fixed 4.250	Annual	Semiannual	Mar 2026	160,372	(77,133)	83,239
Centrally Cleared	40,350,000	NOK	6-Month NIBOR	Fixed 3.750	Annual	Semiannual	Mar 2029	61,953	(42,353)	19,600
Centrally Cleared	11,480,000	NOK	Fixed 3.750	6-Month NIBOR	Annual	Semiannual	Mar 2034	(30,357)	12,962	(17,395)
Centrally Cleared	1,870,000	NZD	3-Month NZDBB	Fixed 4.750	Semiannual	Quarterly	Mar 2034	2,129	34,744	36,873
Centrally Cleared	7,690,000	USD	Less than 1-Month SOFR	Fixed 3.731	Annual	Annual	Nov 2027	35,941	33,302	69,243
Centrally Cleared	2,430,000	USD	Fixed 3.513	Less than 1-Month SOFR	Annual	Annual	Nov 2053	(43,720)	1,281	(42,439)
Centrally Cleared	7,780,000	EUR	Less than 1-Month ESTR	Fixed 2.500	Annual	Annual	Oct 2028	52,687	45,824	98,511
Centrally Cleared	458,000,000	JPY	Less than 1-Month TONA	Fixed 1.000	Annual	Annual	Mar 2034	25,330	(7,475)	17,855
Centrally Cleared	4,241,000,000	JPY	Fixed 0.500	Less than 1-Month TONA	Annual	Annual	Mar 2029	222,003	(164,022)	57,981
Centrally Cleared	84,060,000	MXN	1-Month TIIE	Fixed 9.500	Monthly	Monthly	Mar 2026	6,920	(7,507)	(587)
Centrally Cleared	38,540,000	MXN	Fixed 9.000	1-Month TIIE	Monthly	Monthly	Mar 2029	(37,995)	1,271	(36,724)
Centrally Cleared	1,640,000	EUR	6-Month EURIBOR	Fixed 3.250	Annual	Semiannual	Mar 2026	14,963	2,864	17,827
Centrally Cleared	6,000,000	NZD	Fixed 5.000	3-Month NZDBB	Semiannual	Quarterly	Mar 2026	(22,110)	(2,934)	(25,044)
Centrally Cleared	14,880,000	BRL	Less than 1-Month BRCDI	Fixed 9.750	Maturity	Maturity	Jan 2026	(1,601)	5,428	3,827
Centrally Cleared	3,080,000	BRL	Fixed 10.250	Less than 1-Month BRCDI	Maturity	Maturity	Jan 2029	(2,375)	(415)	(2,790)
Centrally Cleared	35,950,000	USD	Fixed 3.612	Less than 1-Month SOFR	Annual	Annual	May 2028	(19,192)	23,822	4,630
Centrally Cleared	11,720,000	USD	Less than 1-Month SOFR	Fixed 3.578	Annual	Annual	Aug 2033	26,582	(9,542)	17,040
Centrally Cleared	11,440,000	EUR	Less than 1-Month ESTR	Fixed 2.500	Annual	Annual	Dec 2025	(17,943)	250	(17,693)
Centrally Cleared	12,420,000	EUR	Less than 1-Month ESTR	Fixed 2.370	Annual	Annual	Jan 2034	(11,220)	76,237	65,017
Centrally Cleared	12,420,000	EUR	Fixed 2.535	6-Month EURIBOR	Annual	Semiannual	Jan 2034	12,464	(65,107)	(52,643)
Centrally Cleared	7,870,000	USD	Fixed 3.550	Less than 1-Month SOFR	Annual	Annual	Jan 2026	2,992	(11,670)	(8,678)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	14,960,000	AUD	3-Month BBSW	Fixed 3.850%	Quarterly	Quarterly	Jan 2026	$ (2,451)	$ 23,394	$ 20,943
Centrally Cleared	5,190,000	EUR	6-Month EURIBOR	Fixed 3.000	Annual	Semiannual	Jan 2039	17,418	18,576	35,994
Centrally Cleared	12,420,000	EUR	Fixed 2.500%	6-Month EURIBOR	Annual	Semiannual	Jan 2044	(14,238)	(34,091)	(48,329)
Centrally Cleared	7,400,000	EUR	6-Month EURIBOR	Fixed 2.000	Annual	Semiannual	Jan 2049	(1,421)	13,172	11,751
								$ 496,100	$837,542	$1,333,642
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Continental Aktiengesellschaft	$ 660,942	EUR	$ 660,942	1.000%	Quarterly	Dec 2028	$ 316	$ (2,338)	$ (2,022)
Centrally Cleared	iTraxx Europe	5,102,938	EUR	5,102,938	1.000	Quarterly	Dec 2028	(77,310)	3,720	(73,590)
				$5,763,880				$(76,994)	$ 1,382	$(75,612)
Credit Default Swaps - Seller(4)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(5)	Notional amount(2)	Currency	USD notional amount(2)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Cellnex Telecom S.A.	1.1800%	850,000	EUR	850,000	5.000%	Quarterly	Dec 2028	$ 116,242	$ 42,101	$ 158,343
Centrally Cleared	CDX North America Investment Grade Index	0.5670	586,054	USD	586,054	1.000	Quarterly	Dec 2028	10,181	981	11,162
					1,436,054				$126,423	$43,082	$169,505
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
BBSW—Bank Bill Swap Reference Rate
BRCDI—Brazilian Interbank Certificate of Deposit
CNRR—China 7-day Reverse Repo Rate
CORRA—Canadian Overnight Repo Rate Average
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
JIBAR—Johannesburg Interbank Average Rate
NIBOR—Norwegian Interbank Offered Rate
NZDBB—New Zealand Bank Dollar Bill
SARON—Swiss Average Rate Overnight
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STIBO—Stockholm Interbank Offered Rate
TIIE—Interbank Equilibrium Interest Rate
TONA—Tokyo Overnight Average Rate
WIBOR—Warsaw Interbank Offered Rate
AUD—Australian Dollar
BRL—Brazilian Real

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
USD—United States Dollar
ZAR—South African Rand
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.72% versus EUR-EURIBOR maturing 03/14/2024	3.74	3/14/2024	$20,340,000	$ 46,220	$123,003	$ (76,783)
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.74% versus EUR-EURIBOR maturing 03/14/2024	3.75	3/14/2024	20,340,000	44,995	127,936	(82,941)
Morgan Stanley & Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.65% versus EUR_EURIBOR-Reuters maturing 03/13/2024	3.65	3/13/2024	65,460,000	31,341	5,985	25,356
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.49% versus EUR_EURIBOR maturing 02/02/2024	2.49	2/2/2024	2,080,000	24,423	1,792	22,631
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.50% versus USD_SOFR maturing 02/05/2024	3.50	2/5/2024	2,230,000	26,704	3,595	23,109
Morgan Stanley & Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.58% versus USD_SOFR maturing 02/12/2024	3.58	2/12/2024	2,210,000	22,045	14,840	7,205
Morgan Stanley & Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.61% versus EUR_EURIBOR maturing 02/15/2024	2.61	2/15/2024	2,070,000	21,649	19,714	1,935
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.74% versus USD_SOFR maturing 02/20/2024	3.74	2/20/2024	2,180,000	22,509	36,673	(14,164)
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.66% versus EUR_EURIBOR maturing 02/22/2024	2.66	2/22/2024	2,030,000	18,671	29,686	(11,015)
Morgan Stanley & Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.71% versus USD_SOFR maturing 02/29/2024	3.71	2/29/2024	2,160,000	21,006	36,563	(15,557)
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.60% versus EUR_EURIBOR maturing 02/29/2024	2.60	2/29/2024	2,030,000	18,094	24,275	(6,181)
					$297,657	$424,062	$ (126,405)
Puts
Citibank, N.A.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.72% versus EUR-EURIBOR maturing 03/14/2024	3.72	3/14/2024	20,340,000	46,220	1,261	44,959
Citibank, N.A.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.74% versus EUR-EURIBOR maturing 03/14/2024	3.74	3/14/2024	20,340,000	44,995	1,103	43,892
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.90% versus EUR-EURIBOR maturing 02/05/2024	3.90	2/5/2024	21,760,000	8,536	2	8,534

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Written Options on Interest Rate Swaps — (continued)
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.85% versus EUR-EURIBOR maturing 02/05/2024	3.85	2/5/2024	$21,760,000	$ 11,648	$ 2	$ 11,646
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.49% versus EUR_EURIBOR maturing 02/02/2024	2.49	2/2/2024	2,080,000	24,423	15,710	8,713
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.50% versus USD_SOFR maturing 02/05/2024	3.50	2/5/2024	2,230,000	26,704	19,867	6,837
Morgan Stanley & Co., Inc.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.58% versus USD_SOFR maturing 02/12/2024	3.58	2/12/2024	2,210,000	22,045	14,074	7,971
Morgan Stanley & Co., Inc.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.61% versus EUR_EURIBOR maturing 02/15/2024	2.61	2/15/2024	2,070,000	21,649	10,139	11,510
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.74% versus USD_SOFR maturing 02/20/2024	3.74	2/20/2024	2,180,000	22,509	6,875	15,634
Barclays Capital Inc.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.72% versus GBP_SONIA maturing 04/22/2024	4.72	4/22/2024	18,870,000	31,469	27,070	4,399
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.60% versus USD_SOFR maturing 04/22/2024	4.60	4/22/2024	11,650,000	15,145	12,042	3,103
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.75% versus USD_SOFR maturing 04/22/2024	4.75	4/22/2024	11,650,000	8,738	6,883	1,855
Barclays Capital Inc.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.90% versus GBP_SONIA maturing 04/22/2024	4.90	4/22/2024	18,870,000	18,882	15,755	3,127
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.66% versus EUR_EURIBOR maturing 02/22/2024	2.66	2/22/2024	2,030,000	18,671	8,482	10,189
Morgan Stanley & Co., Inc.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.71% versus USD_SOFR maturing 02/29/2024	3.71	2/29/2024	2,160,000	21,006	10,715	10,291
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.60% versus EUR_EURIBOR maturing 02/29/2024	2.60	2/29/2024	2,030,000	18,092	14,643	3,449
					$360,732	$164,623	$ 196,109
					$658,389	$588,685	$ 69,704
Written Options on Foreign Currency
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
USD vs. MXN	JPMorgan Chase Bank, N.A.	USD	17.88	2/5/2024	$ 480,000	$ 17,285	$ 29	$ 17,256
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.71	2/1/2024	604,000	3,734	3,362	372
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.93	2/1/2024	604,000	4,825	1,356	3,469
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.32	2/1/2024	667,000	3,834	9,995	(6,161)
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.20	2/6/2024	610,000	5,988	3,802	2,186
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.08	2/6/2024	991,000	4,050	649	3,401
EUR vs. GBP	JPMorgan Chase Bank, N.A.	EUR	0.86	2/6/2024	610,000	3,953	36	3,917
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.93	2/8/2024	603,000	4,440	3,394	1,046
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.20	2/8/2024	604,000	5,573	4,150	1,423
EUR vs. GBP	JPMorgan Chase Bank, N.A.	EUR	0.86	2/14/2024	601,000	3,656	488	3,168
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.07	2/14/2024	990,000	3,679	2,243	1,436
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.33	2/14/2024	660,000	3,214	5,579	(2,365)
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.79	2/16/2024	603,000	3,409	3,664	(255)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Written Options on Foreign Currency — (continued)
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
USD vs. ZAR	JPMorgan Chase Bank, N.A.	USD	19.10	2/16/2024	$1,874,000	$ 30,408	$ 8,565	$ 21,843
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.07	2/21/2024	995,000	3,624	3,238	386
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.34	2/20/2024	650,000	3,201	1,869	1,332
USD vs. HUF	JPMorgan Chase Bank, N.A.	USD	353.00	2/22/2024	1,854,000	23,381	28,129	(4,748)
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.34	2/27/2024	650,000	3,086	3,101	(15)
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.08	2/27/2024	984,000	3,385	2,406	979
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.94	2/27/2024	596,000	3,847	1,668	2,179
EUR vs. GBP	JPMorgan Chase Bank, N.A.	EUR	0.85	2/27/2024	596,000	3,127	2,832	295
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.32	2/27/2024	685,000	5,649	3,251	2,398
EUR vs. PLN	JPMorgan Chase Bank, N.A.	EUR	4.38	2/27/2024	342,000	2,488	1,002	1,486
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.79	2/27/2024	342,000	1,940	2,548	(608)
						$151,776	$ 97,356	$ 54,420
Puts
USD vs. MXN	JPMorgan Chase Bank, N.A.	USD	17.88	2/5/2024	480,000	17,285	18,222	(937)
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	1.08	2/21/2024	3,453,000	117,592	22,935	94,657
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.71	2/1/2024	604,000	3,734	41	3,693
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.93	2/1/2024	604,000	4,825	504	4,321
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.32	2/1/2024	667,000	3,834	-	3,834
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.20	2/6/2024	610,000	5,988	1,041	4,947
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.08	2/6/2024	991,000	4,050	3,076	974
EUR vs. GBP	JPMorgan Chase Bank, N.A.	EUR	0.86	2/6/2024	610,000	3,953	8,217	(4,264)
USD vs. INR	JPMorgan Chase Bank, N.A.	USD	82.83	2/6/2024	1,902,000	2,353	409	1,944
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.93	2/8/2024	603,000	4,440	1,446	2,994
USD vs. INR	JPMorgan Chase Bank, N.A.	USD	82.60	2/8/2024	1,885,000	2,428	266	2,162
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.20	2/8/2024	604,000	5,573	1,416	4,157
EUR vs. GBP	JPMorgan Chase Bank, N.A.	EUR	0.86	2/14/2024	601,000	3,656	6,464	(2,808)
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.07	2/14/2024	990,000	3,679	2,388	1,291
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.33	2/14/2024	660,000	3,214	450	2,764
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.79	2/16/2024	603,000	3,409	1,772	1,637
EUR vs. USD	JPMorgan Chase Bank, N.A.	EUR	1.08	2/7/2024	3,454,000	16,350	16,054	296
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.34	2/20/2024	650,000	3,201	2,797	404
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.07	2/21/2024	995,000	3,624	2,328	1,296
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.34	2/27/2024	650,000	3,086	2,300	786
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.08	2/27/2024	984,000	3,385	3,785	(400)
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.94	2/27/2024	596,000	3,847	7,026	(3,179)
EUR vs. GBP	JPMorgan Chase Bank, N.A.	EUR	0.85	2/27/2024	596,000	3,127	3,203	(76)
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.32	2/27/2024	685,000	5,649	7,689	(2,040)
EUR vs. PLN	JPMorgan Chase Bank, N.A.	EUR	4.38	2/27/2024	342,000	2,488	4,985	(2,497)
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.79	2/27/2024	342,000	1,940	1,266	674
EUR vs. USD	JPMorgan Chase Bank, N.A.	EUR	1.08	2/7/2024	3,427,000	14,312	12,577	1,735
						$251,022	$132,657	$118,365
						$402,798	$230,013	$172,785
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
57	Long	Australian 10 Year Bonds	March 2024	$ 4,245,235	$ 4,342,573	$ 97,338
5	Long	Australian 3 Year Bonds	March 2024	347,598	350,801	3,203
10	Long	Canada 10 Year Bonds	March 2024	880,395	904,980	24,585
9	Long	Euro Buxl 30 Year Bonds	March 2024	1,332,244	1,337,950	5,706
60	Long	Euro-BUND	March 2024	8,758,081	8,808,788	50,707
22	Long	Euro-OAT	March 2024	3,069,232	3,099,837	30,605
58	Long	U.S. Treasury 10 Year Notes	March 2024	6,461,563	6,515,032	53,469
56	Long	U.S. Treasury 2 Year Notes	March 2024	11,486,607	11,516,750	30,143
515	Long	U.S. Treasury 5 Year Notes	March 2024	55,673,735	55,821,172	147,437
133	Short	U.S. Treasury Long Bonds	March 2024	16,467,180	16,271,719	195,461
						$638,654

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
11	Long	Euro-BTP	March 2024	$ 1,418,732	$ 1,414,398	$ (4,334)
24	Long	U.S. Treasury Ultra Bonds	March 2024	3,151,813	3,101,251	(50,562)
32	Short	Euro-BOBL	March 2024	4,068,091	4,099,053	(30,962)
108	Short	Euro-Schatz	March 2024	12,390,822	12,394,032	(3,210)
3	Short	Japan 10 Year Bonds	March 2024	2,977,918	2,981,043	(3,125)
1	Short	Long Gilt	March 2024	121,686	126,692	(5,006)
63	Short	U.S. Treasury Ultra 10 Year Notes	March 2024	7,355,981	7,363,125	(7,144)
						$(104,343)
		Net Unrealized Appreciation (Depreciation)				$ 534,311
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank, N.A.	AUD	518,459	EUR	316,191	03/20/2024	$ 1,732	$ —
	AUD	3,589,146	NZD	3,867,970	02/26/2024	7,883	—
	AUD	3,274,693	NZD	3,530,483	03/20/2024	6,488	—
	AUD	3,488,269	USD	2,301,499	03/20/2024	9,520	—
	CAD	8,469,320	USD	6,305,952	03/20/2024	2,561	—
	CHF	1,777,495	EUR	1,887,254	02/26/2024	—	(23,516)
	CHF	394,435	EUR	420,000	03/20/2024	—	(4,607)
	CHF	4,622,058	USD	5,389,496	03/20/2024	6,129	—
	CLP	374,328,860	USD	417,833	02/08/2024	15,494	—
	CNH	27,569,463	USD	3,858,732	03/20/2024	12,516	—
	COP	3,268,054,573	USD	793,848	02/09/2024	—	(44,263)
	COP	3,238,041,916	USD	785,618	02/16/2024	—	(43,753)
	COP	5,382,015,813	USD	1,320,358	05/10/2024	—	(36,325)
	CZK	15,305,839	EUR	615,785	02/26/2024	434	—
	CZK	18,624,515	EUR	747,656	02/26/2024	—	(1,252)
	CZK	11,613,525	USD	512,829	03/20/2024	7,920	—
	EUR	1,269,820	CHF	1,187,816	02/26/2024	6,348	—
	EUR	495,574	CHF	460,899	02/26/2024	—	(626)
	EUR	602,097	CZK	14,937,900	02/26/2024	—	(1,629)
	EUR	605,618	GBP	519,106	02/26/2024	2,841	—
	EUR	225,319	GBP	192,073	02/26/2024	—	(285)
	EUR	1,147,224	GBP	986,499	03/20/2024	8,384	—
	EUR	423,081	NOK	4,797,990	03/20/2024	—	(1,419)
	EUR	218,000	PLN	951,167	03/20/2024	1,349	—
	EUR	859,674	SEK	9,812,323	02/20/2024	13,827	—
	EUR	1,186,213	SEK	13,434,070	02/26/2024	8,937	—
	EUR	480,546	SEK	5,394,921	02/26/2024	—	(933)
	EUR	431,713	SEK	4,838,804	03/20/2024	—	(1,631)
	EUR	3,348,425	USD	3,629,393	02/09/2024	9,702	—
	EUR	4,445,339	USD	4,872,391	02/14/2024	65,918	—
	EUR	7,554,213	USD	8,138,799	02/23/2024	—	(32,175)
	EUR	2,002,451	USD	2,201,289	02/26/2024	35,078	—
	EUR	7,316,020	USD	7,948,741	03/20/2024	26,609	—
	EUR	9,026,656	USD	9,728,994	04/05/2024	—	(52,271)
	EUR	849,245	USD	934,012	07/17/2024	9,822	—
	EUR	1,068,619	USD	1,169,031	07/24/2024	5,772	—
	GBP	2,682,636	EUR	3,106,155	03/20/2024	—	(37,468)
	GBP	1,475,620	USD	1,854,531	02/09/2024	—	(15,622)
	GBP	3,670,317	USD	4,633,258	03/20/2024	—	(19,852)
	HUF	155,242,460	USD	436,856	02/26/2024	835	—
	ILS	2,239,406	USD	609,222	03/20/2024	—	(5,698)
	INR	50,349,468	USD	605,776	02/08/2024	—	(204)
	INR	121,437,085	USD	1,461,380	02/12/2024	110	—
	INR	104,510,554	USD	1,257,058	03/04/2024	393	—
	JPY	33,208,067	AUD	354,000	03/21/2024	5,263	—

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	JPY	597,400,039	USD	4,086,212	02/13/2024	$ 20,298	$ —
	JPY	632,515,051	USD	4,511,787	03/21/2024	181,615	—
	KRW	2,535,954,592	USD	1,922,487	03/20/2024	17,267	—
	MXN	10,993,227	USD	619,718	02/07/2024	—	(18,464)
	MXN	4,960,452	USD	280,239	03/08/2024	—	(6,295)
	MXN	14,236,416	USD	821,752	03/20/2024	1,045	—
	MXN	12,007,088	USD	674,377	04/10/2024	—	(15,418)
	NOK	11,098,843	EUR	934,380	03/20/2024	—	(44,690)
	NOK	14,336,464	USD	1,372,991	03/20/2024	8,326	—
	NZD	3,709,554	AUD	3,434,996	02/26/2024	—	(12,258)
	NZD	2,491,497	AUD	2,309,683	03/20/2024	—	(5,434)
	NZD	378,164	AUD	352,018	03/20/2024	128	—
	NZD	4,648,552	USD	2,868,658	02/12/2024	27,195	—
	NZD	3,964,686	USD	2,425,363	02/20/2024	1,877	—
	NZD	717,013	USD	439,258	02/23/2024	968	—
	NZD	2,945,463	USD	1,802,527	03/01/2024	2,021	—
	NZD	5,508,226	USD	3,379,183	03/20/2024	12,078	—
	PLN	935,496	EUR	216,000	03/20/2024	397	—
	PLN	1,094,733	EUR	248,222	03/20/2024	—	(4,457)
	PLN	2,793,073	USD	702,000	03/20/2024	4,853	—
	SEK	10,212,414	EUR	897,051	02/20/2024	—	(11,877)
	SEK	21,532,979	EUR	1,891,193	02/26/2024	—	(25,299)
	SEK	8,749,449	EUR	776,420	03/20/2024	—	(1,594)
	SEK	47,298,763	USD	4,529,792	03/20/2024	—	(23,813)
	SEK	5,405,270	USD	521,183	04/25/2024	114	—
	SGD	2,132,565	USD	1,592,314	02/26/2024	902	—
	SGD	628,967	USD	474,000	03/20/2024	4,166	—
	TWD	28,127,838	USD	912,359	03/20/2024	8,110	—
	USD	3,936,310	AUD	5,994,213	02/12/2024	—	(2,530)
	USD	5,003,680	AUD	7,540,438	03/20/2024	—	(49,210)
	USD	1,671,707	CAD	2,287,105	02/09/2024	29,612	—
	USD	6,127,158	CAD	8,228,196	03/20/2024	—	(3,227)
	USD	5,788,990	CHF	5,004,845	03/20/2024	40,213	—
	USD	229,737	CLP	211,484,478	03/20/2024	—	(3,095)
	USD	2,317,981	CNH	16,473,102	03/20/2024	—	(19,818)
	USD	302,304	COP	1,249,149,751	02/07/2024	18,173	—
	USD	301,316	COP	1,225,538,603	02/09/2024	12,980	—
	USD	499,144	COP	2,176,017,338	02/16/2024	58,207	—
	USD	869,776	COP	3,548,456,802	05/10/2024	24,709	—
	USD	473,636	CZK	10,647,148	03/20/2024	—	(10,741)
	USD	4,251,720	EUR	3,913,719	02/09/2024	—	(20,938)
	USD	25,258,483	EUR	23,193,294	02/14/2024	—	(180,998)
	USD	8,521,116	EUR	7,841,517	02/23/2024	—	(39,380)
	USD	2,894,328	EUR	2,638,516	02/26/2024	—	(40,035)
	USD	2,170,352	EUR	1,983,675	03/20/2024	—	(22,334)
	USD	10,485,183	EUR	9,710,201	04/05/2024	36,769	—
	USD	1,245,989	EUR	1,136,771	07/17/2024	—	(8,899)
	USD	1,202,900	EUR	1,100,007	07/24/2024	—	(5,474)
	USD	1,856,730	GBP	1,477,003	02/09/2024	15,177	—
	USD	6,171,010	GBP	4,859,789	03/20/2024	—	(9,925)
	USD	474,320	GBP	372,958	04/10/2024	—	(1,428)
	USD	131,283	ILS	482,569	03/20/2024	1,226	—
	USD	128,757	INR	10,710,403	02/08/2024	148	—
	USD	572,500	INR	47,589,026	02/12/2024	146	—
	USD	475,500	INR	39,525,462	03/04/2024	—	(234)
	USD	1,186,350	INR	98,921,468	03/20/2024	2,046	—
	USD	1,068,420	JPY	151,885,547	02/13/2024	—	(34,685)
	USD	6,238,213	JPY	900,618,730	03/21/2024	—	(72,614)
	USD	1,408,527	KRW	1,860,261,384	03/20/2024	—	(10,945)
	USD	607,742	MXN	10,993,227	02/07/2024	30,440	—
	USD	272,780	MXN	4,960,452	03/08/2024	13,754	—
	USD	308,423	MXN	5,309,443	03/20/2024	—	(2,342)
	USD	650,161	MXN	12,007,088	04/10/2024	39,634	—

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	3,424,029	NOK	35,853,016	03/20/2024	$ —	$ (11,238)
	USD	1,059,708	NZD	1,701,206	02/12/2024	—	(19,832)
	USD	2,822,615	NZD	4,549,145	02/20/2024	—	(41,868)
	USD	1,751,400	NZD	2,868,052	02/23/2024	1,760	—
	USD	3,577,524	NZD	5,857,991	03/01/2024	3,355	—
	USD	1,385,947	NZD	2,244,439	03/20/2024	—	(13,952)
	USD	1,648,040	PLN	6,646,118	03/20/2024	10,821	—
	USD	4,663,270	SEK	47,512,482	03/20/2024	—	(89,089)
	USD	861,051	SGD	1,151,650	02/26/2024	—	(1,640)
	USD	1,716,996	SGD	2,295,021	03/20/2024	—	(2,630)
	USD	214,401	TRY	6,794,375	03/20/2024	—	(509)
	USD	906,861	TWD	28,253,619	03/13/2024	587	—
	USD	1,210,344	TWD	37,216,347	03/20/2024	—	(13,919)
	USD	469,649	ZAR	8,812,127	03/20/2024	—	(827)
	ZAR	2,628,003	USD	137,625	02/20/2024	—	(2,531)
	ZAR	17,495,937	USD	914,804	03/20/2024	—	(16,013)
Unrealized Appreciation (Depreciation)						$ 902,982	$ (1,246,028)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Yuan Renminbi Offshore
COP—Columbian Peso
CZK—Czech Koruna
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TRY—New Turkish Lira
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 44,588,473	$—	$ 44,588,473
Asset Backed Securities	—	30,834,748	—	30,834,748
Collateralized Mortgage Obligations	—	28,171,468	—	28,171,468
U.S. Government & Agency Obligations	—	90,449,010	—	90,449,010
Foreign Government Obligations	—	108,254,703	—	108,254,703
Purchased Options	—	406,010	—	406,010
Short-Term Investments	1,156,660	—	—	1,156,660
Total Investments at Value	$1,156,660	$302,704,412	$—	$303,861,072
Other Financial Instruments:†
Swaps	$ —	$ 3,367,929	$—	$ 3,367,929
Futures Contracts	638,654	—	—	638,654
Forward Foreign Currency Contracts	—	902,982	—	902,982
Written Options	—	479,483	—	479,483
Total Other Financial Instruments	$ 638,654	$ 4,750,394	$—	$ 5,389,048
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$ —	$ 10,765,088	$—	$ 10,765,088
Other Financial Instruments:†
Swaps	$ —	$ 2,485,923	$—	$ 2,485,923
Futures Contracts	104,343	—	—	104,343
Forward Foreign Currency Contracts	—	1,246,028	—	1,246,028
Written Options	—	236,994	—	236,994
Total Other Financial Instruments	$ 104,343	$ 3,968,945	$—	$ 4,073,288
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Short-Term Investments	26.7%
Software	6.8
Computers	6.3
Internet	5.5
Insurance	4.8
Pharmaceuticals	3.2
Banks	3.1
Diversified Financial Services	2.9
Semiconductors	2.9
Retail	2.8
Aerospace/Defense	2.8
Unaffiliated Investment Companies	2.7
Healthcare-Services	2.1
Iron/Steel	2.0
REITS	1.9
Food	1.7
Transportation	1.6
Electrical Components & Equipment	1.5
Telecommunications	1.3
Electronics	1.2
Healthcare-Products	1.1
Commercial Services	1.1
Chemicals	1.0
Real Estate	1.0
Biotechnology	1.0
Auto Manufacturers	0.9
Building Materials	0.9
Pipelines	0.7
Electric	0.7
Oil & Gas	0.7
Distribution/Wholesale	0.6
Home Builders	0.6
Investment Companies	0.4
Miscellaneous Manufacturing	0.4
Advertising	0.4
Beverages	0.3
Agriculture	0.3
Cosmetics/Personal Care	0.3
Household Products/Wares	0.3
Apparel	0.2
Auto Parts & Equipment	0.2
Metal Fabricate/Hardware	0.2
Oil & Gas Services	0.2
Mining	0.1
Engineering & Construction	0.1
Machinery-Diversified	0.1
Food Service	0.1
Machinery-Construction & Mining	0.1
Coal	0.1
97.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 68.5%
Advertising — 0.4%
Trade Desk, Inc., Class A†	2,289	$ 156,636
Aerospace/Defense — 2.8%
Curtiss-Wright Corp.	73	16,248
Dassault Aviation SA	821	155,706
General Dynamics Corp.	103	27,294
Lockheed Martin Corp.	500	214,705
Northrop Grumman Corp.	693	309,605
Rolls-Royce Holdings PLC†	37,072	140,894
Safran SA	1,078	201,866
Thales SA	1,180	172,598
		1,238,916
Agriculture — 0.3%
British American Tobacco PLC	4,809	142,007
Apparel — 0.2%
Deckers Outdoor Corp.†	10	7,537
Hermes International SCA	24	50,662
Levi Strauss & Co., Class A	1,700	27,676
Ralph Lauren Corp.	114	16,378
		102,253
Auto Manufacturers — 0.9%
Honda Motor Co., Ltd.	16,800	187,815
Mazda Motor Corp.	1,400	16,970
Nissan Motor Co., Ltd.	2,500	9,831
Tesla, Inc.†	999	187,103
Volvo AB, Class A	431	10,586
		412,305
Auto Parts & Equipment — 0.2%
Aptiv PLC†	112	9,109
Lear Corp.	487	64,722
Sumitomo Electric Industries, Ltd.	1,200	15,969
		89,800
Banks — 3.1%
Banco BPM SpA	10,136	54,599
Bancorp, Inc.†	192	8,379
Bank of America Corp.	5,975	203,210
Bank of New York Mellon Corp.	330	18,302
Bankinter SA	2,319	14,302
BAWAG Group AG*	787	40,421
Credito Emiliano SpA	4,240	38,491
Cullen/Frost Bankers, Inc.	194	20,587
First Citizens BancShares, Inc., Class A	18	27,180
KBC Ancora	87	4,011
M&T Bank Corp.	69	9,529
Mizuho Financial Group, Inc.	6,000	109,043
Nordea Bank Abp	1,568	19,278
Northern Trust Corp.	1,711	136,264
OFG Bancorp	2,590	95,234
Skandinaviska Enskilda Banken AB, Class A	286	4,056
Societe Generale SA	281	7,217
State Street Corp.	132	9,751
Swedbank AB, Class A	284	5,792
UBS Group AG	6,501	194,163
UniCredit SpA	11,728	344,220
		1,364,029
Security Description	Shares or Principal Amount	Value

Beverages — 0.3%
Monster Beverage Corp.†	2,541	$ 139,806
PepsiCo, Inc.	84	14,156
		153,962
Biotechnology — 1.0%
Alnylam Pharmaceuticals, Inc.†	52	8,991
Aurinia Pharmaceuticals, Inc.†	1,979	14,922
Corteva, Inc.	305	13,871
Genmab A/S†	891	246,588
Gilead Sciences, Inc.	327	25,591
Incyte Corp.†	79	4,643
Moderna, Inc.†	474	47,898
Royalty Pharma PLC, Class A	157	4,457
Sarepta Therapeutics, Inc.†	58	6,901
Vertex Pharmaceuticals, Inc.†	109	47,239
Viking Therapeutics, Inc.†	606	14,629
		435,730
Building Materials — 0.9%
CRH PLC	410	29,422
Holcim AG	2,245	172,515
Johnson Controls International PLC	284	14,964
Lennox International, Inc.	13	5,566
Martin Marietta Materials, Inc.	25	12,710
Masterbrand, Inc.†	1,355	19,065
Trane Technologies PLC	97	24,449
Vulcan Materials Co.	542	122,497
		401,188
Chemicals — 1.0%
Air Liquide SA	1,382	259,041
Gun-Ei Chemical Industry Co., Ltd.	200	4,983
Innospec, Inc.	281	32,627
Linde PLC	255	103,232
PPG Industries, Inc.	97	13,681
RPM International, Inc.	231	24,638
Sherwin-Williams Co.	98	29,829
		468,031
Coal — 0.1%
Whitehaven Coal, Ltd.	5,833	32,223
Commercial Services — 1.1%
Affirm Holdings, Inc.†	364	14,746
Amadeus IT Group SA	739	51,658
Cintas Corp.	36	21,764
CoStar Group, Inc.†	200	16,696
Coursera, Inc.†	6,200	118,668
Dai Nippon Printing Co., Ltd.	700	20,255
Edenred SE	592	35,448
Equifax, Inc.	229	55,954
FTI Consulting, Inc.†	125	23,951
H&R Block, Inc.	203	9,509
Kyodo Printing Co., Ltd.	800	18,347
Marqeta, Inc., Class A†	4,966	29,846
Takara & Co., Ltd.	3,300	63,203
		480,045
Computers — 6.3%
Apple, Inc.	6,943	1,280,289
Crowdstrike Holdings, Inc., Class A†	508	148,590
Dell Technologies, Inc., Class C	4,120	341,466
ExlService Holdings, Inc.†	5,759	180,142
Hewlett Packard Enterprise Co.	15,456	236,322

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
HP, Inc.	365	$ 10,479
International Business Machines Corp.	373	68,505
Logitech International SA	215	18,017
Parsons Corp.†	290	18,894
Qualys, Inc.†	558	105,557
SCSK Corp.	12,000	235,966
SRA Holdings	2,500	64,344
Super Micro Computer, Inc.†	71	37,602
Zscaler, Inc.†	230	54,204
		2,800,377
Cosmetics/Personal Care — 0.3%
e.l.f. Beauty, Inc.†	706	112,628
Kenvue, Inc.	733	15,217
		127,845
Distribution/Wholesale — 0.6%
Ferguson PLC (LSE)	503	94,013
Ferguson PLC (NYSE)	611	114,783
LKQ Corp.	717	33,462
Pool Corp.	16	5,940
		248,198
Diversified Financial Services — 2.9%
Ameriprise Financial, Inc.	120	46,420
Capital One Financial Corp.	1,560	211,099
CME Group, Inc.	149	30,670
Coinbase Global, Inc., Class A†	793	101,663
Interactive Brokers Group, Inc., Class A	78	6,923
IwaiCosmo Holdings, Inc.	600	8,629
Julius Baer Group, Ltd.	1,365	74,545
Marusan Securities Co., Ltd.	4,700	30,115
Mitsubishi HC Capital, Inc.	4,100	29,198
Nasdaq, Inc.	141	8,146
OneMain Holdings, Inc.	377	17,945
ORIX Corp.	8,200	157,791
OSB Group PLC	4,061	22,961
Synchrony Financial	174	6,763
Tokai Tokyo Financial Holdings, Inc.	4,800	18,559
Tokyo Century Corp.	800	8,918
Visa, Inc., Class A	1,863	509,083
		1,289,428
Electric — 0.7%
Chubu Electric Power Co., Inc.	2,300	29,904
Constellation Energy Corp.	124	15,128
E.ON SE	5,766	78,264
Engie SA	9,142	145,939
Entergy Corp.	88	8,779
Exelon Corp.	372	12,949
National Grid PLC	1,205	16,040
SSE PLC	210	4,472
Xcel Energy, Inc.	228	13,650
		325,125
Electrical Components & Equipment — 1.5%
AMETEK, Inc.	1,133	183,603
Encore Wire Corp.	212	47,806
Legrand SA	3,350	325,752
Schneider Electric SE	661	130,275
		687,436
Security Description	Shares or Principal Amount	Value

Electronics — 1.2%
ABB, Ltd.	8,103	$ 342,699
Mettler-Toledo International, Inc.†	107	128,099
Mutoh Holdings Co., Ltd.	300	4,390
nVent Electric PLC	341	20,474
SCREEN Holdings Co., Ltd.	500	48,880
Woodward, Inc.	24	3,307
		547,849
Engineering & Construction — 0.1%
Comfort Systems USA, Inc.	52	11,309
PS Mitsubishi Construction Co., Ltd.	900	5,834
Strabag SE	485	22,658
Takadakiko Co., Ltd.	500	12,067
		51,868
Entertainment — 0.0%
Caesars Entertainment, Inc.†	85	3,729
Food — 1.7%
General Mills, Inc.	5,046	327,536
Koninklijke Ahold Delhaize NV	9,503	266,961
Nestle SA	222	25,312
Woolworths Group, Ltd.	5,180	121,596
		741,405
Food Service — 0.1%
Compass Group PLC	1,539	42,432
Forest Products & Paper — 0.0%
Semapa-Sociedade de Investimento e Gestao	470	7,257
Healthcare-Products — 1.1%
Agilent Technologies, Inc.	121	15,742
Boston Scientific Corp.†	1,395	88,248
Bruker Corp.	432	30,892
Cochlear, Ltd.	1,295	256,904
Edwards Lifesciences Corp.†	254	19,931
Intuitive Surgical, Inc.†	107	40,470
Penumbra, Inc.†	15	3,783
Stryker Corp.	86	28,851
		484,821
Healthcare-Services — 2.1%
Centene Corp.†	225	16,945
Chemed Corp.	6	3,557
Elevance Health, Inc.	582	287,182
HealthEquity, Inc.†	1,787	135,061
Humana, Inc.	54	20,415
IQVIA Holdings, Inc.†	532	110,778
Medpace Holdings, Inc.†	270	78,727
Molina Healthcare, Inc.†	24	8,555
Quest Diagnostics, Inc.	47	6,036
UnitedHealth Group, Inc.	414	211,860
Universal Health Services, Inc., Class B	259	41,132
		920,248
Holding Companies-Diversified — 0.0%
Swire Pacific, Ltd., Class B	12,500	14,735
Home Builders — 0.6%
D.R. Horton, Inc.	393	56,164
Lennar Corp., Class A	109	16,334
M/I Homes, Inc.†	995	126,783
PulteGroup, Inc.	458	47,888
		247,169

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household Products/Wares — 0.3%
Henkel AG & Co. KGaA	288	$ 19,753
Kimberly-Clark Corp.	814	98,469
		118,222
Insurance — 4.8%
AIA Group, Ltd.	29,200	227,046
American Financial Group, Inc.	28	3,371
Arch Capital Group, Ltd.†	153	12,612
Aviva PLC	5,805	31,701
Berkshire Hathaway, Inc., Class B†	1,542	591,727
CNA Financial Corp.	838	36,931
Equitable Holdings, Inc.	207	6,767
Everest Group, Ltd.	15	5,774
Globe Life, Inc.	36	4,421
Goosehead Insurance, Inc., Class A†	667	51,492
Insurance Australia Group, Ltd.	13,556	53,406
Kinsale Capital Group, Inc.	107	42,540
Loews Corp.	77	5,610
MS&AD Insurance Group Holdings, Inc.	4,400	182,635
Muenchener Rueckversicherungs-Gesellschaft AG	797	339,357
Principal Financial Group, Inc.	100	7,910
Progressive Corp.	1,851	329,941
Sompo Holdings, Inc.	3,300	171,528
Travelers Cos., Inc.	95	20,079
W.R. Berkley Corp.	83	6,796
		2,131,644
Internet — 5.5%
Airbnb, Inc., Class A†	1,026	147,888
Alphabet, Inc., Class A†	2,443	342,264
Alphabet, Inc., Class C†	2,379	337,342
Amazon.com, Inc.†	4,157	645,166
Booking Holdings, Inc.†	23	80,672
Meta Platforms, Inc., Class A†	966	376,875
Netflix, Inc.†	432	243,695
Okta, Inc.†	774	63,971
Palo Alto Networks, Inc.†	125	42,314
Prosus NV	1,132	33,730
Robinhood Markets, Inc., Class A†	2,598	27,903
Trend Micro, Inc.†	1,000	57,013
Upwork, Inc.†	1,673	22,937
VeriSign, Inc.†	179	35,600
Wix.com, Ltd.†	35	4,441
Zillow Group, Inc., Class C†	89	5,059
		2,466,870
Investment Companies — 0.4%
Investor AB, Class B	8,493	200,045
Iron/Steel — 2.0%
Carpenter Technology Corp.	3,319	204,417
JFE Holdings, Inc.	14,000	221,534
Kobe Steel, Ltd.	900	12,437
Kyoei Steel, Ltd.	4,900	70,517
Nippon Steel Corp.	11,800	284,499
Sanyo Special Steel Co., Ltd.	200	3,453
SSAB AB, Class B	9,441	72,135
Steel Dynamics, Inc.	315	38,017
		907,009
Leisure Time — 0.0%
Carnival Corp.†	727	12,054
Security Description	Shares or Principal Amount	Value

Lodging — 0.0%
Wynn Resorts, Ltd.	137	$ 12,937
Machinery-Construction & Mining — 0.1%
Modec, Inc.†	2,100	33,020
Machinery-Diversified — 0.1%
Atlas Copco AB, Class B	926	12,806
Otis Worldwide Corp.	110	9,729
Rockwell Automation, Inc.	49	12,411
Westinghouse Air Brake Technologies Corp.	76	9,999
		44,945
Media — 0.0%
Informa PLC	1,018	10,027
News Corp., Class A	204	5,026
Paramount Global, Class B	266	3,881
		18,934
Metal Fabricate/Hardware — 0.2%
Daiichi Jitsugyo Co., Ltd.	1,000	12,796
SKF AB, Class B	599	11,777
Tenaris SA	3,920	62,141
		86,714
Mining — 0.1%
BHP Group, Ltd. (ASX)	366	11,232
BHP Group, Ltd. (LSE)	1,684	51,849
		63,081
Miscellaneous Manufacturing — 0.4%
Illinois Tool Works, Inc.	126	32,873
Parker-Hannifin Corp.	195	90,577
Siemens AG	59	10,632
Smiths Group PLC	1,139	23,362
		157,444
Oil & Gas — 0.7%
Antero Resources Corp.†	2,342	52,320
BP PLC ADR	3,671	128,852
ConocoPhillips	63	7,048
Devon Energy Corp.	271	11,387
Shell PLC	2,675	83,536
Valero Energy Corp.	94	13,057
		296,200
Oil & Gas Services — 0.2%
Baker Hughes Co.	1,094	31,179
Halliburton Co.	369	13,155
Schlumberger NV	581	28,294
		72,628
Pharmaceuticals — 3.2%
AbbVie, Inc.	243	39,949
AstraZeneca PLC ADR	1,318	87,832
Bristol-Myers Squibb Co.	1,531	74,820
Johnson & Johnson	645	102,490
McKesson Corp.	58	28,994
Neurocrine Biosciences, Inc.†	586	81,905
Novartis AG	2,660	275,494
Novo Nordisk A/S, Class B	2,226	254,232
Otsuka Holdings Co., Ltd.	100	3,936
Roche Holding AG	31	8,857
Sanofi SA	2,443	245,305

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
UCB SA	1,096	$ 102,817
Zoetis, Inc.	651	122,264
		1,428,895
Pipelines — 0.7%
Cheniere Energy, Inc.	1,960	321,421
Kinder Morgan, Inc.	810	13,705
		335,126
Real Estate — 1.0%
Mitsui Fudosan Co., Ltd.	2,900	72,733
Nomura Real Estate Holdings, Inc.	6,900	189,076
Sumitomo Realty & Development Co., Ltd.	1,600	50,315
Tokyu Fudosan Holdings Corp.	20,600	137,411
		449,535
REITS — 1.9%
American Homes 4 Rent, Class A	1,744	61,127
Arbor Realty Trust, Inc.	2,794	37,160
AvalonBay Communities, Inc.	190	34,012
Chatham Lodging Trust	7,327	76,934
Equity Residential	145	8,728
Host Hotels & Resorts, Inc.	16,225	311,844
Invitation Homes, Inc.	865	28,484
Lamar Advertising Co., Class A	35	3,664
Park Hotels & Resorts, Inc.	6,002	90,510
Rexford Industrial Realty, Inc.	1,780	93,610
RLJ Lodging Trust	6,339	73,406
Welltower, Inc.	211	18,254
		837,733
Retail — 2.8%
Burlington Stores, Inc.†	26	4,970
Chipotle Mexican Grill, Inc.†	112	269,782
Costco Wholesale Corp.	658	457,231
Home Depot, Inc.	35	12,354
Industria de Diseno Textil SA	3,187	136,227
Lululemon Athletica, Inc.†	47	21,330
Ross Stores, Inc.	2,373	332,884
Zensho Holdings Co., Ltd.	600	29,313
		1,264,091
Semiconductors — 2.9%
Applied Materials, Inc.	920	151,156
ASML Holding NV	407	348,819
Broadcom, Inc.	27	31,860
KLA Corp.	58	34,454
Microchip Technology, Inc.	221	18,825
Micron Technology, Inc.	451	38,673
NVIDIA Corp.	968	595,581
Texas Instruments, Inc.	382	61,166
		1,280,534
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	78	3,981
Software — 6.8%
Cloudflare, Inc., Class A†	122	9,644
Dassault Systemes SE	310	16,155
Dropbox, Inc., Class A†	2,523	79,929
Duolingo, Inc.†	472	84,436
Electronic Arts, Inc.	113	15,547
Fiserv, Inc.†	950	134,777
Intuit, Inc.	247	155,939
Security Description	Shares or Principal Amount	Value

Software (continued)
Microsoft Corp.	3,148	$ 1,251,582
MSCI, Inc.	32	19,156
Oracle Corp.	633	70,706
Salesforce, Inc.†	1,404	394,650
Samsara, Inc., Class A†	1,038	32,593
SAP SE	2,643	459,961
ServiceNow, Inc.†	208	159,203
Synopsys, Inc.†	15	8,000
Veeva Systems, Inc., Class A†	613	127,142
Vimeo, Inc.†	5,587	22,180
		3,041,600
Telecommunications — 1.3%
Arista Networks, Inc.†	109	28,196
Cisco Systems, Inc.	1,648	82,697
KDDI Corp.	3,000	99,268
Motorola Solutions, Inc.	225	71,887
Nippon Telegraph & Telephone Corp.	68,200	86,103
SoftBank Group Corp.	2,500	108,085
Spark New Zealand, Ltd.	27,001	87,594
		563,830
Textiles — 0.0%
Kyowa Leather Cloth Co., Ltd.	2,700	14,858
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	47	3,952
DHT Holdings, Inc.	8,587	95,487
Gram Car Carriers ASA	1,416	30,490
Hafnia, Ltd.	6,088	44,221
Iino Kaiun Kaisha, Ltd.	3,600	31,466
Mitsubishi Logistics Corp.	1,500	46,358
Nordic American Tankers, Ltd.	25,399	113,026
Scorpio Tankers, Inc.	1,560	110,292
Teekay Tankers, Ltd., Class A	299	18,702
United Parcel Service, Inc., Class B	1,518	215,404
		709,398
Total Common Stocks (cost $27,225,777)		30,568,375
UNAFFILIATED INVESTMENT COMPANIES — 2.7%
iShares Global Infrastructure ETF	13,596	616,851
Vanguard Real Estate ETF	7,353	616,843
Total Unaffiliated Investment Companies (cost $1,250,004)		1,233,694
Total Long-Term Investment Securities (cost $28,475,781)		31,802,069

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 26.7%
Unaffiliated Investment Companies — 26.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(1) (cost $11,915,740)	11,915,740	$11,915,740
TOTAL INVESTMENTS (cost $40,391,521)(2)	97.9%	43,717,809
Other assets less liabilities	2.1	919,649
NET ASSETS	100.0%	$44,637,458
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $40,421 representing 0.1% of net assets.
(1)	The rate shown is the 7-day yield as of January 31, 2024.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NYSE—New York Stock Exchange

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North America Investment Grade Index	0.567	5,850,000	USD	5,850,000	1.000%	Quarterly	Dec 2028	$68,811	$42,603	$111,414
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P 500 E-Mini Index	March 2024	$ 240,189	$ 243,525	$ 3,336
134	Long	U.S. Treasury 10 Year Notes	March 2024	14,715,817	15,051,968	336,151
						$339,487
						Unrealized (Depreciation)
13	Long	MSCI Emerging Markets Index	March 2024	$643,607	$637,520	$ (6,087)
		Net Unrealized Appreciation (Depreciation)				$333,400
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$ 156,636	$ —	$—	$ 156,636
Aerospace/Defense	567,852	671,064	—	1,238,916
Apparel	51,591	50,662	—	102,253
Auto Manufacturers	187,103	225,202	—	412,305
Auto Parts & Equipment	73,831	15,969	—	89,800
Banks	528,436	835,593	—	1,364,029
Beverages	153,962	—	—	153,962
Biotechnology	189,142	246,588	—	435,730
Building Materials	228,673	172,515	—	401,188
Chemicals	204,007	264,024	—	468,031
Commercial Services	291,134	188,911	—	480,045
Computers	2,482,050	318,327	—	2,800,377
Cosmetics/Personal Care	127,845	—	—	127,845
Distribution/Wholesale	154,185	94,013	—	248,198
Diversified Financial Services	938,712	350,716	—	1,289,428
Electric	50,506	274,619	—	325,125
Electrical Components & Equipment	231,409	456,027	—	687,436
Electronics	151,880	395,969	—	547,849
Engineering & Construction	11,309	40,559	—	51,868
Entertainment	3,729	—	—	3,729
Food	327,536	413,869	—	741,405
Healthcare-Products	227,917	256,904	—	484,821
Healthcare-Services	920,248	—	—	920,248
Home Builders	247,169	—	—	247,169
Household Products/Wares	98,469	19,753	—	118,222
Insurance	1,125,971	1,005,673	—	2,131,644
Internet	2,376,127	90,743	—	2,466,870
Iron/Steel	242,434	664,575	—	907,009
Leisure Time	12,054	—	—	12,054
Lodging	12,937	—	—	12,937
Machinery-Diversified	32,139	12,806	—	44,945
Media	8,907	10,027	—	18,934
Miscellaneous Manufacturing	123,450	33,994	—	157,444
Oil & Gas	212,664	83,536	—	296,200
Oil & Gas Services	72,628	—	—	72,628
Pharmaceuticals	538,254	890,641	—	1,428,895
Pipelines	335,126	—	—	335,126
REITS	837,733	—	—	837,733
Retail	1,098,551	165,540	—	1,264,091
Semiconductors	931,715	348,819	—	1,280,534
Software	2,565,484	476,116	—	3,041,600
Telecommunications	182,780	381,050	—	563,830
Transportation	556,863	152,535	—	709,398
Other Industries	—	1,089,888	—	1,089,888
Unaffiliated Investment Companies	1,233,694	—	—	1,233,694
Short-Term Investments	11,915,740	—	—	11,915,740
Total Investments at Value	$33,020,582	$10,697,227	$—	$43,717,809
Other Financial Instruments:†
Swaps	$ —	$ 42,603	$—	$ 42,603
Futures Contracts	339,487	—	—	339,487
Total Other Financial Instruments	$ 339,487	$ 42,603	$—	$ 382,090

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 6,087	$ —	$—	$ 6,087
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	52.5%
Domestic Fixed Income Investment Companies	38.5
International Equity Investment Companies	9.1
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 52.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,198,810	$109,143,419
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	947,071	12,889,632
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,118,524	13,053,174
Total Domestic Equity Investment Companies (cost $114,459,433)		135,086,225
Domestic Fixed Income Investment Companies — 38.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,081,088	48,168,717
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,122,455	50,814,749
Total Domestic Fixed Income Investment Companies (cost $107,059,393)		98,983,466
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 9.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $21,130,983)	1,844,587	$ 23,444,700
TOTAL INVESTMENTS (cost $242,649,809)(2)	100.1%	257,514,391
Other assets less liabilities	(0.1)	(136,339)
NET ASSETS	100.0%	$257,378,052
#	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$257,514,391	$—	$—	$257,514,391
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	67.0%
Domestic Fixed Income Investment Companies	19.3
International Equity Investment Companies	13.7
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 67.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	7,537,986	$257,196,071
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,589,153	48,848,375
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,128,890	24,844,150
Total Domestic Equity Investment Companies (cost $273,824,221)		330,888,596
Domestic Fixed Income Investment Companies — 19.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,778,344	45,298,697
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,046,759	50,063,850
Total Domestic Fixed Income Investment Companies (cost $102,952,198)		95,362,547
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 13.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $60,684,723)	5,328,896	$ 67,730,275
TOTAL INVESTMENTS (cost $437,461,142)(2)	100.0%	493,981,418
Other assets less liabilities	(0.0)	(213,527)
NET ASSETS	100.0%	$493,767,891
#	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$493,981,418	$—	$—	$493,981,418
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	71.8%
International Equity Investment Companies	18.4
Domestic Fixed Income Investment Companies	9.8
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 71.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	22,265,599	$ 759,702,218
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,901,169	134,754,914
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,744,853	67,042,434
Total Domestic Equity Investment Companies (cost $793,499,678)		961,499,566
International Equity Investment Companies — 18.4%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $220,081,006)	19,325,477	245,626,818
Domestic Fixed Income Investment Companies — 9.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,308,550	59,805,052
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	7,244,283	$ 71,863,291
Total Domestic Fixed Income Investment Companies (cost $141,465,828)		131,668,343
TOTAL INVESTMENTS (cost $1,155,046,512)(2)	100.0%	1,338,794,727
Other assets less liabilities	(0.0)	(490,035)
NET ASSETS	100.0%	$1,338,304,692
#	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,338,794,727	$—	$—	$1,338,794,727
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Banks	11.1%
Pharmaceuticals	9.4
Insurance	5.2
Oil & Gas	4.3
Semiconductors	4.1
Food	4.0
Auto Manufacturers	4.0
Chemicals	2.8
Electric	2.8
Commercial Services	2.7
Mining	2.7
Telecommunications	2.6
Apparel	2.2
Retail	2.2
Healthcare-Products	2.1
Machinery-Diversified	2.1
Building Materials	2.1
Cosmetics/Personal Care	2.0
Aerospace/Defense	2.0
Beverages	1.7
Electronics	1.7
Software	1.6
Distribution/Wholesale	1.6
Diversified Financial Services	1.4
Machinery-Construction & Mining	1.4
Transportation	1.3
Engineering & Construction	1.3
Computers	1.2
Internet	1.1
Miscellaneous Manufacturing	1.0
Electrical Components & Equipment	1.0
Entertainment	0.9
Home Furnishings	0.9
REITS	0.8
Real Estate	0.8
Biotechnology	0.8
Auto Parts & Equipment	0.8
Agriculture	0.7
Healthcare-Services	0.6
Iron/Steel	0.5
Private Equity	0.5
Investment Companies	0.5
Toys/Games/Hobbies	0.5
Lodging	0.5
Household Products/Wares	0.4
Media	0.4
Food Service	0.4
Short-Term Investments	0.4
Gas	0.4
Water	0.3
Home Builders	0.2
Forest Products & Paper	0.2
Hand/Machine Tools	0.2
Advertising	0.2
Office/Business Equipment	0.2
Metal Fabricate/Hardware	0.2
Energy-Alternate Sources	0.2
Leisure Time	0.2
Airlines	0.1
Packaging & Containers	0.1
99.6%
Country Allocation*
Japan	23.0%

United Kingdom	13.4%
France	10.9
Switzerland	10.0
Germany	8.4
Australia	7.2
Netherlands	6.3
Denmark	3.5
Sweden	3.0
Spain	2.5
Italy	1.9
Hong Kong	1.5
Singapore	1.2
Finland	1.1
Ireland	1.0
Belgium	0.8
Israel	0.7
Jersey	0.6
Norway	0.6
Cayman Islands	0.5
United States	0.4
New Zealand	0.3
Austria	0.2
Luxembourg	0.2
Portugal	0.2
Bermuda	0.1
SupraNational	0.1
99.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Australia — 7.2%
Ampol, Ltd.	10,861	$ 258,554
ANZ Group Holdings, Ltd.	136,973	2,430,988
APA Group	58,474	324,867
Aristocrat Leisure, Ltd.	26,604	766,770
ASX, Ltd.	8,824	377,712
Aurizon Holdings, Ltd.	83,895	207,244
BHP Group, Ltd. (ASX)	231,020	7,089,614
BlueScope Steel, Ltd.	20,589	316,421
Brambles, Ltd.	63,335	605,943
CAR Group, Ltd.	16,321	350,327
Cochlear, Ltd.	2,987	592,565
Coles Group, Ltd.	61,000	632,859
Commonwealth Bank of Australia	76,396	5,853,776
Computershare, Ltd.	24,765	412,540
CSL, Ltd.	22,017	4,325,248
Dexus	49,022	248,716
Endeavour Group, Ltd.	65,303	239,127
Fortescue, Ltd.	77,182	1,499,613
Goodman Group	77,904	1,290,402
GPT Group	87,307	264,607
IDP Education, Ltd.	12,052	154,176
IGO, Ltd.	31,063	150,994
Insurance Australia Group, Ltd.	111,054	437,512
Lottery Corp., Ltd.	101,445	335,225
Macquarie Group, Ltd.	16,734	2,087,239
Medibank Private, Ltd.	125,520	315,551
Mineral Resources, Ltd.	8,006	309,417
Mirvac Group	179,842	253,769
National Australia Bank, Ltd.	142,610	3,025,608
Northern Star Resources, Ltd.	52,379	447,788
Orica, Ltd.	20,760	219,226
Origin Energy, Ltd.	78,518	439,477
Pilbara Minerals, Ltd.	130,305	296,744
Qantas Airways, Ltd.†	38,512	139,287
QBE Insurance Group, Ltd.	68,089	707,677
Ramsay Health Care, Ltd.	8,366	279,596
REA Group, Ltd.	2,409	286,976
Reece, Ltd.	10,305	152,073
Rio Tinto, Ltd.	16,919	1,468,115
Santos, Ltd.	148,025	758,883
Scentre Group	236,564	469,567
SEEK, Ltd.	16,236	266,769
Sonic Healthcare, Ltd.	20,540	429,242
South32, Ltd.	206,711	455,128
Stockland	108,801	324,463
Suncorp Group, Ltd.	57,895	537,109
Telstra Group, Ltd.	184,317	485,907
Transurban Group	140,734	1,239,165
Treasury Wine Estates, Ltd.	36,381	255,294
Vicinity, Ltd.	176,359	235,106
Washington H. Soul Pattinson & Co., Ltd.	10,694	240,067
Wesfarmers, Ltd.	51,708	1,967,322
Westpac Banking Corp.	159,935	2,520,916
WiseTech Global, Ltd.	7,596	357,483
Woodside Energy Group, Ltd.	86,540	1,813,810
Woolworths Group, Ltd.	55,677	1,306,967
		53,257,541
Austria — 0.2%
Erste Group Bank AG	15,671	678,082
OMV AG	6,712	298,551
Security Description	Shares or Principal Amount	Value

Austria (continued)
Verbund AG	3,104	$ 252,693
voestalpine AG	5,290	156,183
		1,385,509
Belgium — 0.8%
Ageas SA	7,282	311,902
Anheuser-Busch InBev SA NV	39,588	2,449,633
D'ieteren Group	979	197,159
Elia Group SA	1,340	161,305
Groupe Bruxelles Lambert NV	4,012	303,414
KBC Group NV	11,408	743,522
Lotus Bakeries NV	19	161,993
Sofina SA	702	167,345
Syensqo SA†	3,378	301,138
UCB SA	5,762	540,539
Umicore SA	9,546	216,872
Warehouses De Pauw	7,552	220,288
		5,775,110
Bermuda — 0.1%
Aegon, Ltd.	74,008	436,912
CK Infrastructure Holdings, Ltd.	28,500	168,862
Hongkong Land Holdings, Ltd.	50,300	156,679
Jardine Matheson Holdings, Ltd.	7,300	292,756
		1,055,209
Cayman Islands — 0.5%
Budweiser Brewing Co. APAC, Ltd.*	78,500	122,663
CK Asset Holdings, Ltd.	89,000	398,285
CK Hutchison Holdings, Ltd.	122,000	625,302
ESR Group, Ltd.*	99,200	126,620
Futu Holdings, Ltd. ADR†	2,518	117,641
Grab Holdings, Ltd., Class A†	86,392	265,223
HKT Trust & HKT, Ltd.	173,000	207,776
Sands China, Ltd.†	110,800	290,561
Sea, Ltd. ADR†	16,693	636,671
SITC International Holdings Co., Ltd.	61,000	92,655
WH Group, Ltd.*	380,000	223,571
Wharf Real Estate Investment Co., Ltd.	76,000	222,582
Xinyi Glass Holdings, Ltd.	77,000	63,618
		3,393,168
Denmark — 3.5%
AP Moller-Maersk A/S, Series A	138	250,216
AP Moller-Maersk A/S, Series B	221	407,575
Carlsberg A/S, Class B	4,488	577,237
Coloplast A/S, Class B	6,227	718,659
Danske Bank A/S	31,437	845,867
Demant A/S†	4,593	208,206
DSV A/S	8,484	1,517,001
Genmab A/S†	3,011	833,308
Novo Nordisk A/S, Class B	148,736	16,987,176
Novozymes A/S, Class B	16,691	855,198
Orsted A/S*	8,622	475,356
Pandora A/S	3,854	563,530
ROCKWOOL A/S, Class B	420	114,567
Tryg A/S	15,914	340,385
Vestas Wind Systems A/S	46,027	1,289,278
		25,983,559
Finland — 1.1%
Elisa Oyj	6,483	294,870
Fortum Oyj	20,447	278,818
Kesko Oyj, Class B	12,449	242,199

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Kone Oyj, Class B	15,491	$ 766,675
Metso Oyj	30,226	301,337
Neste Oyj	19,282	664,452
Nokia Oyj	246,447	890,671
Nordea Bank Abp	145,926	1,797,146
Orion Oyj, Class B	4,908	226,213
Sampo Oyj, Class A	20,575	862,347
Stora Enso Oyj, Class R	26,516	335,974
UPM-Kymmene Oyj	24,326	884,982
Wartsila OYJ Abp	21,575	318,093
		7,863,777
France — 10.9%
Accor SA	9,055	357,296
Aeroports de Paris SA	1,579	210,811
Air Liquide SA	23,871	4,474,353
Alstom SA	13,136	165,984
Amundi SA*	2,798	189,352
Arkema SA	2,736	297,212
AXA SA	82,222	2,768,127
BioMerieux	1,888	203,158
BNP Paribas SA	47,877	3,219,288
Bollore SE	33,627	221,992
Bouygues SA	8,694	318,611
Bureau Veritas SA	13,442	356,282
Capgemini SE	7,120	1,593,873
Carrefour SA	26,252	448,350
Cie de Saint-Gobain SA	20,773	1,471,028
Cie Generale des Etablissements Michelin SCA	30,920	1,029,800
Covivio SA	2,302	111,818
Credit Agricole SA	48,698	701,959
Danone SA	29,347	1,957,093
Dassault Aviation SA	921	174,672
Dassault Systemes SE	30,456	1,587,180
Edenred SE	11,376	681,173
Eiffage SA	3,350	349,449
Engie SA	83,246	1,328,901
EssilorLuxottica SA	13,438	2,642,007
Eurazeo SE	1,986	168,641
Gecina SA	2,095	231,734
Getlink SE	16,294	280,581
Hermes International SCA	1,443	3,046,021
Ipsen SA	1,719	198,194
Kering SA	3,393	1,399,645
Klepierre SA	9,806	253,288
La Francaise des Jeux SAEM*	4,788	194,715
Legrand SA	12,082	1,174,849
L'Oreal SA	10,993	5,271,474
LVMH Moet Hennessy Louis Vuitton SE	12,585	10,466,954
Orange SA	84,867	1,008,880
Pernod Ricard SA	9,321	1,534,073
Publicis Groupe SA	10,432	1,047,105
Remy Cointreau SA	1,051	106,366
Renault SA	8,761	328,499
Safran SA	15,579	2,917,321
Sanofi SA	51,880	5,209,354
Sartorius Stedim Biotech	1,260	339,639
Schneider Electric SE	24,803	4,888,365
SEB SA	1,135	138,863
Societe Generale SA	33,667	864,628
Sodexo SA	4,032	455,459
Teleperformance SE	2,713	425,674
Security Description	Shares or Principal Amount	Value

France (continued)
Thales SA	4,790	$ 700,631
TotalEnergies SE	104,447	6,802,429
Veolia Environnement SA	30,975	1,008,934
Vinci SA	23,139	2,927,450
Vivendi SE	30,512	346,399
Worldline SA*†	10,961	148,828
		80,744,762
Germany — 8.4%
adidas AG	7,384	1,405,039
Allianz SE	18,382	4,921,906
BASF SE	40,679	1,954,501
Bayer AG	44,776	1,393,855
Bayerische Motoren Werke AG	14,534	1,516,073
Bayerische Motoren Werke AG (Preference Shares)	2,685	263,323
Bechtle AG	3,733	194,903
Beiersdorf AG	4,594	674,902
Brenntag SE	6,338	563,361
Carl Zeiss Meditec AG	1,834	195,344
Commerzbank AG	48,047	555,272
Continental AG	5,014	412,140
Covestro AG*†	8,816	467,420
Daimler Truck Holding AG	24,380	876,318
Delivery Hero SE*†	8,018	184,560
Deutsche Bank AG	88,340	1,149,587
Deutsche Boerse AG	8,660	1,728,281
Deutsche Lufthansa AG†	27,269	228,045
Deutsche Post AG	45,179	2,174,015
Deutsche Telekom AG	147,726	3,631,117
Dr. Ing. h.c. F. Porsche AG *	5,190	442,905
E.ON SE	102,327	1,388,924
Evonik Industries AG	10,620	197,359
Fresenius Medical Care AG	9,361	363,530
Fresenius SE & Co. KGaA	19,253	541,620
GEA Group AG	7,462	299,977
Hannover Rueck SE	2,748	658,892
Heidelberg Materials AG	6,364	590,604
HelloFresh SE†	7,086	94,509
Henkel AG & Co. KGaA	4,736	324,827
Henkel AG & Co. KGaA (Preference Shares)	7,714	593,286
Infineon Technologies AG	59,521	2,170,417
Knorr-Bremse AG	3,306	204,534
LEG Immobilien SE†	3,378	282,091
Mercedes-Benz Group AG	36,570	2,483,816
Merck KGaA	5,891	970,239
MTU Aero Engines AG	2,453	566,503
Muenchener Rueckversicherungs-Gesellschaft AG	6,220	2,648,430
Nemetschek SE	2,632	244,673
Porsche Automobil Holding SE	6,979	351,220
Puma SE	4,812	195,878
Rational AG	233	179,782
Rheinmetall AG	1,985	696,193
RWE AG	28,817	1,069,106
SAP SE	47,593	8,282,600
Sartorius AG	1,194	439,871
Scout24 SE*	3,418	253,209
Siemens AG	34,639	6,241,864
Siemens Energy AG†	23,680	357,367
Siemens Healthineers AG*	12,853	720,330
Symrise AG	6,052	627,475
Talanx AG	2,942	207,112
Volkswagen AG	1,345	191,282
Volkswagen AG (Preference Shares)	9,398	1,216,745

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Vonovia SE	33,416	$ 1,046,163
Wacker Chemie AG	832	91,217
Zalando SE*†	10,218	206,105
		61,930,617
Hong Kong — 1.5%
AIA Group, Ltd.	523,200	4,068,171
BOC Hong Kong Holdings, Ltd.	168,500	400,790
CLP Holdings, Ltd.	75,000	594,520
Galaxy Entertainment Group, Ltd.	100,000	519,258
Hang Lung Properties, Ltd.	82,000	94,829
Hang Seng Bank, Ltd.	34,900	360,333
Henderson Land Development Co., Ltd.	66,349	173,252
Hong Kong & China Gas Co., Ltd.	509,967	361,990
Hong Kong Exchanges & Clearing, Ltd.	54,900	1,665,216
Link REIT	116,740	580,646
MTR Corp., Ltd.	71,000	229,204
New World Development Co., Ltd.	68,500	83,371
Power Assets Holdings, Ltd.	63,000	368,316
Sino Land Co., Ltd.	168,000	174,496
Sun Hung Kai Properties, Ltd.	66,000	610,729
Swire Pacific, Ltd., Class A	19,500	150,293
Swire Properties, Ltd.	53,400	99,027
Techtronic Industries Co., Ltd.	62,500	667,689
Wharf Holdings, Ltd.	49,000	142,053
		11,344,183
Ireland — 1.0%
AIB Group PLC	71,614	313,982
Bank of Ireland Group PLC	48,159	441,904
CRH PLC	32,247	2,314,045
DCC PLC	4,502	326,906
Flutter Entertainment PLC†	8,052	1,655,599
James Hardie Industries PLC†	20,060	752,322
Kerry Group PLC, Class A	7,266	644,801
Kingspan Group PLC	7,051	575,584
Smurfit Kappa Group PLC	11,866	439,574
		7,464,717
Isle of Man — 0.0%
Entain PLC	29,114	355,174
Israel — 0.7%
Azrieli Group, Ltd.	1,934	130,048
Bank Hapoalim BM	57,902	494,532
Bank Leumi Le-Israel BM	69,467	530,114
Check Point Software Technologies, Ltd.†	4,266	677,995
CyberArk Software, Ltd.†	1,904	444,546
Elbit Systems, Ltd.	1,215	249,842
Global-e Online, Ltd.†	4,117	155,499
ICL Group, Ltd.	35,261	160,410
Israel Discount Bank, Ltd., Class A	56,380	273,527
Mizrahi Tefahot Bank, Ltd.	7,040	262,912
Monday.com, Ltd.†	1,210	254,148
Nice, Ltd.†	2,886	599,634
Teva Pharmaceutical Industries, Ltd. ADR†	51,086	618,141
Wix.com, Ltd.†	2,475	314,028
		5,165,376
Italy — 1.9%
Amplifon SpA	5,675	184,824
Assicurazioni Generali SpA	46,194	1,032,858
Banco BPM SpA	55,246	297,588
Security Description	Shares or Principal Amount	Value

Italy (continued)
DiaSorin SpA	1,020	$ 93,769
Enel SpA	370,697	2,528,427
Eni SpA	107,707	1,722,719
FinecoBank Banca Fineco SpA	27,831	402,232
Infrastrutture Wireless Italiane SpA*	15,317	186,135
Intesa Sanpaolo SpA	708,291	2,191,383
Leonardo SpA	18,445	321,688
Mediobanca Banca di Credito Finanziario SpA	25,160	334,432
Moncler SpA	9,388	578,011
Nexi SpA*†	26,916	206,714
Poste Italiane SpA*	23,812	258,005
Prysmian SpA	11,969	525,762
Recordati Industria Chimica e Farmaceutica SpA	4,766	262,965
Snam SpA	91,908	448,478
Telecom Italia SpA†	454,141	136,876
Terna - Rete Elettrica Nazionale	64,127	540,805
UniCredit SpA	73,206	2,148,617
		14,402,288
Japan — 23.0%
Advantest Corp.	34,900	1,375,335
Aeon Co., Ltd.	29,800	713,120
AGC, Inc.	8,800	331,581
Aisin Corp.	6,700	250,259
Ajinomoto Co., Inc.	20,200	829,317
ANA Holdings, Inc.†	7,300	161,566
Asahi Group Holdings, Ltd.	21,900	814,826
Asahi Intecc Co., Ltd.	9,900	188,117
Asahi Kasei Corp.	57,200	435,816
Astellas Pharma, Inc.	82,500	965,025
Azbil Corp.	5,200	168,170
Bandai Namco Holdings, Inc.	27,300	591,547
BayCurrent Consulting, Inc.	6,000	139,049
Bridgestone Corp.	26,000	1,130,222
Brother Industries, Ltd.	10,600	177,710
Canon, Inc.	45,600	1,262,961
Capcom Co., Ltd.	7,900	305,310
Central Japan Railway Co.	32,900	822,206
Chiba Bank, Ltd.	24,200	179,993
Chubu Electric Power Co., Inc.	29,400	382,249
Chugai Pharmaceutical Co., Ltd.	30,600	1,103,958
Concordia Financial Group, Ltd.	48,300	231,095
Dai Nippon Printing Co., Ltd.	9,300	269,104
Daifuku Co., Ltd.	13,850	273,738
Dai-ichi Life Holdings, Inc.	42,900	945,258
Daiichi Sankyo Co., Ltd.	84,300	2,541,946
Daikin Industries, Ltd.	12,000	1,928,839
Daito Trust Construction Co., Ltd.	2,800	318,659
Daiwa House Industry Co., Ltd.	27,000	834,088
Daiwa House REIT Investment Corp.	106	187,595
Daiwa Securities Group, Inc.	60,800	434,676
Denso Corp.	86,200	1,349,069
Dentsu Group, Inc.	9,200	244,733
Disco Corp.	4,200	1,128,125
East Japan Railway Co.	13,800	789,532
Eisai Co., Ltd.	11,500	544,010
ENEOS Holdings, Inc.	131,350	533,585
FANUC Corp.	43,400	1,196,131
Fast Retailing Co., Ltd.	8,000	2,136,015
Fuji Electric Co., Ltd.	5,800	290,212
FUJIFILM Holdings Corp.	17,000	1,077,755
Fujitsu, Ltd.	8,000	1,129,646
GLP J-REIT	213	190,372

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hamamatsu Photonics KK	6,400	$ 252,976
Hankyu Hanshin Holdings, Inc.	10,400	318,677
Hikari Tsushin, Inc.	900	156,948
Hirose Electric Co., Ltd.	1,435	167,316
Hitachi Construction Machinery Co., Ltd.	4,900	139,224
Hitachi, Ltd.	42,300	3,322,690
Honda Motor Co., Ltd.	210,500	2,353,274
Hoshizaki Corp.	4,900	178,223
Hoya Corp.	16,100	2,042,236
Hulic Co., Ltd.	17,500	193,381
Ibiden Co., Ltd.	5,100	256,700
Idemitsu Kosan Co., Ltd.	43,980	242,814
Iida Group Holdings Co., Ltd.	7,000	105,753
Inpex Corp.	44,200	602,910
Isuzu Motors, Ltd.	26,600	363,857
ITOCHU Corp.	54,200	2,463,016
Japan Airlines Co., Ltd.	6,600	127,598
Japan Exchange Group, Inc.	22,900	506,982
Japan Metropolitan Fund Investment Corp.	319	216,344
Japan Post Bank Co., Ltd.	65,900	686,455
Japan Post Holdings Co., Ltd.	94,600	908,079
Japan Post Insurance Co., Ltd.	8,700	163,979
Japan Real Estate Investment Corp.	58	222,267
Japan Tobacco, Inc.	54,700	1,441,863
JFE Holdings, Inc.	26,200	414,586
JSR Corp.	8,100	221,984
Kajima Corp.	19,300	343,736
Kansai Electric Power Co., Inc.	32,100	439,514
Kao Corp.	21,200	842,475
Kawasaki Kisen Kaisha, Ltd.	6,300	308,549
KDDI Corp.	68,200	2,256,701
KDX Realty Investment Corp.	189	205,182
Keisei Electric Railway Co., Ltd.	5,900	266,980
Keyence Corp.	8,900	3,992,337
Kikkoman Corp.	6,200	382,033
Kintetsu Group Holdings Co., Ltd.	8,300	256,291
Kirin Holdings Co., Ltd.	35,400	511,645
Kobe Bussan Co., Ltd.	6,824	173,973
Koei Tecmo Holdings Co., Ltd.	5,320	66,159
Koito Manufacturing Co., Ltd.	8,800	135,148
Komatsu, Ltd.	42,200	1,204,836
Konami Group Corp.	4,600	282,595
Kose Corp.	1,500	98,884
Kubota Corp.	45,800	695,426
Kyocera Corp.	58,400	855,793
Kyowa Kirin Co., Ltd.	12,300	193,801
Lasertec Corp.	3,465	921,579
LY Corp.	121,800	377,792
M3, Inc.	20,100	317,531
Makita Corp.	10,200	274,961
Marubeni Corp.	65,300	1,114,677
MatsukiyoCocokara & Co.	15,600	285,029
Mazda Motor Corp.	25,900	313,948
McDonald's Holdings Co. Japan, Ltd.	3,900	173,460
MEIJI Holdings Co., Ltd.	10,700	259,411
Minebea Mitsumi, Inc.	16,500	342,029
MISUMI Group, Inc.	13,000	224,136
Mitsubishi Chemical Group Corp.	58,400	352,597
Mitsubishi Corp.	157,200	2,714,563
Mitsubishi Electric Corp.	88,100	1,297,416
Mitsubishi Estate Co., Ltd.	51,300	712,845
Mitsubishi HC Capital, Inc.	36,800	262,068
Security Description	Shares or Principal Amount	Value

Japan (continued)
Mitsubishi Heavy Industries, Ltd.	14,600	$ 974,466
Mitsubishi UFJ Financial Group, Inc.	520,400	4,879,416
Mitsui & Co., Ltd.	59,000	2,390,077
Mitsui Chemicals, Inc.	7,800	229,960
Mitsui Fudosan Co., Ltd.	40,600	1,018,264
Mitsui OSK Lines, Ltd.	15,700	565,821
Mizuho Financial Group, Inc.	109,980	1,998,757
MonotaRO Co., Ltd.	11,400	107,550
MS&AD Insurance Group Holdings, Inc.	19,500	809,405
Murata Manufacturing Co., Ltd.	78,500	1,584,570
NEC Corp.	11,200	731,235
Nexon Co., Ltd.	15,600	247,032
NIDEC Corp.	19,000	711,467
Nintendo Co., Ltd.	47,400	2,651,369
Nippon Building Fund, Inc.	70	283,715
NIPPON EXPRESS HOLDINGS, Inc.	3,300	196,545
Nippon Paint Holdings Co., Ltd.	43,200	340,613
Nippon Prologis REIT, Inc.	103	183,420
Nippon Sanso Holdings Corp.	7,900	200,089
Nippon Steel Corp.	39,000	940,293
Nippon Telegraph & Telephone Corp.	1,361,900	1,719,402
Nippon Yusen KK	22,100	766,551
Nissan Chemical Corp.	5,700	228,382
Nissan Motor Co., Ltd.	105,800	416,061
Nissin Foods Holdings Co., Ltd.	9,000	291,918
Nitori Holdings Co., Ltd.	3,600	467,635
Nitto Denko Corp.	6,500	538,251
Nomura Holdings, Inc.	137,000	709,239
Nomura Real Estate Holdings, Inc.	5,000	137,012
Nomura Real Estate Master Fund, Inc.	193	211,462
Nomura Research Institute, Ltd.	17,600	537,519
NTT Data Group Corp.	28,800	414,672
Obayashi Corp.	29,600	273,834
Obic Co., Ltd.	3,200	490,930
Odakyu Electric Railway Co., Ltd.	14,300	218,221
Oji Holdings Corp.	39,300	154,275
Olympus Corp.	54,800	811,896
Omron Corp.	8,000	358,878
Ono Pharmaceutical Co., Ltd.	17,700	319,399
Open House Group Co., Ltd.	3,600	113,431
Oracle Corp. Japan	1,800	141,846
Oriental Land Co., Ltd.	49,700	1,844,843
ORIX Corp.	53,500	1,029,491
Osaka Gas Co., Ltd.	17,100	360,995
Otsuka Corp.	5,200	218,763
Otsuka Holdings Co., Ltd.	19,100	751,686
Pan Pacific International Holdings Corp.	17,400	384,044
Panasonic Holdings Corp.	100,700	946,262
Rakuten Group, Inc.†	68,300	299,899
Recruit Holdings Co., Ltd.	65,700	2,602,368
Renesas Electronics Corp.†	66,979	1,102,962
Resona Holdings, Inc.	96,900	537,728
Ricoh Co., Ltd.	25,000	197,116
Rohm Co., Ltd.	15,000	262,563
SBI Holdings, Inc.	11,200	275,144
SCSK Corp.	7,106	139,731
Secom Co., Ltd.	9,600	695,643
Seiko Epson Corp.	13,200	193,515
Sekisui Chemical Co., Ltd.	17,500	250,237
Sekisui House, Ltd.	27,200	613,852
Seven & i Holdings Co., Ltd.	34,300	1,365,526
SG Holdings Co., Ltd.	14,600	188,920
Sharp Corp.†	11,900	79,988

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shimadzu Corp.	10,800	$ 298,824
Shimano, Inc.	3,500	503,959
Shimizu Corp.	23,700	159,506
Shin-Etsu Chemical Co., Ltd.	83,000	3,270,715
Shionogi & Co., Ltd.	11,900	572,363
Shiseido Co., Ltd.	18,200	515,863
Shizuoka Financial Group, Inc.	21,300	195,037
SMC Corp.	2,600	1,446,904
SoftBank Corp.	131,000	1,741,433
SoftBank Group Corp.	46,900	2,027,682
Sompo Holdings, Inc.	13,500	701,704
Sony Group Corp.	57,500	5,681,245
Square Enix Holdings Co., Ltd.	3,900	152,427
Subaru Corp.	28,000	561,633
SUMCO Corp.	15,939	241,300
Sumitomo Chemical Co., Ltd.	64,200	152,016
Sumitomo Corp.	47,400	1,086,764
Sumitomo Electric Industries, Ltd.	32,600	433,828
Sumitomo Metal Mining Co., Ltd.	11,300	312,122
Sumitomo Mitsui Financial Group, Inc.	57,900	3,017,086
Sumitomo Mitsui Trust Holdings, Inc.	29,800	612,706
Sumitomo Realty & Development Co., Ltd.	13,000	408,813
Suntory Beverage & Food, Ltd.	6,300	206,367
Suzuki Motor Corp.	16,800	764,360
Sysmex Corp.	7,600	409,980
T&D Holdings, Inc.	22,800	380,770
Taisei Corp.	7,700	280,736
Takeda Pharmaceutical Co., Ltd.	72,100	2,120,479
TDK Corp.	17,700	880,112
Terumo Corp.	30,700	1,036,338
TIS, Inc.	10,015	223,482
Tobu Railway Co., Ltd.	8,600	227,818
Toho Co., Ltd.	5,100	166,206
Tokio Marine Holdings, Inc.	82,100	2,174,854
Tokyo Electric Power Co. Holdings, Inc.†	69,600	370,624
Tokyo Electron, Ltd.	21,500	3,986,054
Tokyo Gas Co., Ltd.	16,800	386,358
Tokyu Corp.	22,800	267,612
Toppan Holdings, Inc.	11,200	308,441
Toray Industries, Inc.	63,200	316,760
Tosoh Corp.	11,900	153,630
TOTO, Ltd.	6,000	162,671
Toyota Industries Corp.	6,700	565,878
Toyota Motor Corp.	483,300	9,607,375
Toyota Tsusho Corp.	9,700	634,931
Trend Micro, Inc.†	6,100	347,779
Unicharm Corp.	18,400	635,264
USS Co., Ltd.	9,400	178,041
West Japan Railway Co.	10,000	416,071
Yakult Honsha Co., Ltd.	11,700	256,561
Yamaha Corp.	6,000	132,690
Yamaha Motor Co., Ltd.	40,800	386,226
Yamato Holdings Co., Ltd.	12,100	209,507
Yaskawa Electric Corp.	10,900	410,084
Yokogawa Electric Corp.	10,400	204,518
Zensho Holdings Co., Ltd.	4,200	205,194
ZOZO, Inc.	6,400	140,592
		170,383,199
Jersey — 0.6%
Experian PLC	41,922	1,747,764
Security Description	Shares or Principal Amount	Value

Jersey (continued)
Glencore PLC	477,080	$ 2,538,540
WPP PLC	48,988	475,037
		4,761,341
Luxembourg — 0.2%
ArcelorMittal SA	23,321	639,582
Eurofins Scientific SE	6,152	371,319
Tenaris SA	21,522	341,175
		1,352,076
Netherlands — 6.3%
ABN AMRO Bank NV*	21,698	320,872
Adyen NV*†	990	1,239,322
AerCap Holdings NV†	9,125	698,610
Airbus SE	27,018	4,314,594
Akzo Nobel NV	7,775	595,066
Argenx SE†	2,693	1,020,790
ASM International NV	2,140	1,191,702
ASML Holding NV	18,374	15,747,392
ASR Nederland NV	7,224	341,013
BE Semiconductor Industries NV	3,514	530,813
Davide Campari-Milano NV	23,824	241,644
Euronext NV*	3,905	343,830
EXOR NV	4,266	413,992
Ferrari NV	5,745	1,998,621
Ferrovial SE	23,370	892,255
Heineken Holding NV	5,907	494,701
Heineken NV	13,126	1,321,055
IMCD NV	2,597	395,295
ING Groep NV	164,968	2,346,446
JDE Peet's NV	4,443	109,603
Koninklijke Ahold Delhaize NV	43,789	1,230,133
Koninklijke KPN NV	152,926	520,238
Koninklijke Philips NV	35,977	768,295
NN Group NV	12,340	505,345
OCI NV	4,808	137,376
Prosus NV	66,669	1,986,553
QIAGEN NV	10,081	439,240
Randstad NV	5,031	285,260
Stellantis NV	100,836	2,221,264
STMicroelectronics NV	31,150	1,367,694
Universal Music Group NV	37,362	1,099,981
Wolters Kluwer NV	11,327	1,670,720
		46,789,715
New Zealand — 0.3%
Auckland International Airport, Ltd.	60,415	311,490
EBOS Group, Ltd.	6,994	160,156
Fisher & Paykel Healthcare Corp., Ltd.	26,528	383,890
Mercury NZ, Ltd.	31,704	130,811
Meridian Energy, Ltd.	58,955	199,936
Spark New Zealand, Ltd.	83,802	271,861
Xero, Ltd.†	6,558	469,262
		1,927,406
Norway — 0.6%
Adevinta ASA†	15,939	171,297
Aker BP ASA	14,403	381,968
DNB Bank ASA	42,185	818,306
Equinor ASA	41,062	1,177,453
Gjensidige Forsikring ASA	9,115	146,946
Kongsberg Gruppen ASA	4,009	204,596
Mowi ASA	21,212	381,406
Norsk Hydro ASA	60,471	351,236

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Orkla ASA	31,950	$ 250,262
Salmar ASA	3,308	183,848
Telenor ASA	28,703	318,480
Yara International ASA	7,546	248,672
		4,634,470
Portugal — 0.2%
EDP - Energias de Portugal SA	143,023	638,091
Galp Energia SGPS SA	20,702	324,672
Jeronimo Martins SGPS SA	12,907	294,249
		1,257,012
Singapore — 1.2%
CapitaLand Ascendas REIT	170,079	368,387
CapitaLand Integrated Commercial Trust	242,679	361,590
CapitaLand Investment, Ltd.	118,600	260,163
City Developments, Ltd.	22,800	103,338
DBS Group Holdings, Ltd.	82,600	1,955,794
Genting Singapore, Ltd.	275,600	207,161
Jardine Cycle & Carriage, Ltd.	4,500	86,586
Keppel, Ltd.	66,400	352,234
Mapletree Logistics Trust	158,277	180,946
Mapletree Pan Asia Commercial Trust	107,600	116,355
Oversea-Chinese Banking Corp., Ltd.	154,300	1,474,989
Seatrium, Ltd.†	2,021,549	149,902
Sembcorp Industries, Ltd.	40,744	170,709
Singapore Airlines, Ltd.	67,850	335,967
Singapore Exchange, Ltd.	39,100	272,345
Singapore Technologies Engineering, Ltd.	71,200	196,755
Singapore Telecommunications, Ltd.	376,300	669,458
United Overseas Bank, Ltd.	57,600	1,212,035
UOL Group, Ltd.	21,200	98,278
Wilmar International, Ltd.	87,600	213,903
		8,786,895
Spain — 2.5%
Acciona SA	1,125	145,622
ACS Actividades de Construccion y Servicios SA	9,509	375,387
Aena SME SA*	3,418	604,963
Amadeus IT Group SA	20,533	1,435,322
Banco Bilbao Vizcaya Argentaria SA	271,891	2,548,487
Banco Santander SA	737,632	2,963,568
CaixaBank SA	188,060	803,435
Cellnex Telecom SA*	25,759	991,866
Corp. ACCIONA Energias Renovables SA	3,001	77,891
EDP Renovaveis SA	14,001	226,050
Enagas SA	11,344	184,623
Endesa SA	14,477	286,599
Grifols SA†	13,595	148,083
Iberdrola SA	274,958	3,312,770
Iberdrola SA (interim Shares)†	4,741	57,252
Industria de Diseno Textil SA	49,717	2,125,136
Naturgy Energy Group SA	5,745	154,848
Redeia Corp. SA	18,496	307,581
Repsol SA	58,220	859,152
Telefonica SA	222,778	910,003
		18,518,638
SupraNational — 0.1%
Unibail-Rodamco-Westfield †	5,387	385,341
Sweden — 3.0%
Alfa Laval AB	13,187	484,927
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Assa Abloy AB, Class B	45,682	$ 1,253,353
Atlas Copco AB, Class A	122,424	1,953,299
Atlas Copco AB, Class B	71,141	983,850
Beijer Ref AB	17,543	237,530
Boliden AB	12,466	328,640
Epiroc AB, Class A	30,036	528,638
Epiroc AB, Class B	17,774	276,754
EQT AB	16,208	433,207
Essity AB, Class B	27,762	652,830
Evolution AB*	8,353	977,546
Fastighets AB Balder, Class B†	29,715	198,236
Getinge AB, Class B	10,425	223,321
H & M Hennes & Mauritz AB, Class B	29,438	414,437
Hexagon AB, Class B	94,627	1,031,329
Holmen AB, Class B	3,474	137,085
Husqvarna AB, Class B	15,937	123,104
Industrivarden AB, Class A	5,924	186,024
Industrivarden AB, Class C	6,662	208,895
Indutrade AB	12,454	302,582
Investment AB Latour, Class B	6,748	169,118
Investor AB, Class B	78,887	1,858,110
L E Lundbergforetagen AB, Class B	3,464	180,390
Lifco AB, Class B	10,625	257,352
Nibe Industrier AB, Class B	69,072	413,336
Saab AB, Series B	3,650	235,847
Sagax AB, Class B	8,999	217,648
Sandvik AB	48,596	1,017,092
Securitas AB, Class B	22,415	217,400
Skandinaviska Enskilda Banken AB, Class A	72,326	1,025,699
Skanska AB, Class B	15,507	268,889
SKF AB, Class B	15,532	305,376
Svenska Cellulosa AB SCA, Class B	27,614	375,807
Svenska Handelsbanken AB, Class A	66,478	717,029
Swedbank AB, Class A	38,695	789,216
Swedish Orphan Biovitrum AB†	8,868	248,516
Tele2 AB, Class B	24,349	207,714
Telefonaktiebolaget LM Ericsson, Class B	133,463	737,661
Telia Co. AB	107,529	277,726
Volvo AB, Class A	9,128	224,211
Volvo AB, Class B	68,777	1,642,454
Volvo Car AB, Class B†	27,160	70,775
		22,392,953
Switzerland — 10.0%
Avolta AG†	4,459	170,955
ABB, Ltd.	72,910	3,083,574
Adecco Group AG	7,293	315,940
Alcon, Inc.	22,775	1,708,069
Bachem Holding AG	1,538	102,796
Baloise Holding AG	2,087	333,903
Banque Cantonale Vaudoise	1,373	175,913
Barry Callebaut AG	163	238,449
BKW AG	963	153,178
Chocoladefabriken Lindt & Spruengli AG	5	633,839
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	44	559,942
Cie Financiere Richemont SA, Class A	23,791	3,552,001
Clariant AG	9,834	126,220
Coca-Cola HBC AG	10,072	296,492
DSM-Firmenich AG	8,476	893,396
EMS-Chemie Holding AG	320	241,623
Geberit AG	1,524	879,710
Givaudan SA	421	1,751,483

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Helvetia Holding AG	1,692	$ 244,826
Holcim AG	23,755	1,825,428
Julius Baer Group, Ltd.	9,389	512,750
Kuehne + Nagel International AG	2,477	845,890
Logitech International SA	7,495	628,082
Lonza Group AG	3,394	1,660,297
Nestle SA	121,692	13,875,151
Novartis AG	93,421	9,675,521
Partners Group Holding AG	1,034	1,405,064
Roche Holding AG	32,021	9,148,966
Roche Holding AG (BR)	1,459	441,487
Sandoz Group AG†	18,662	640,448
Schindler Holding AG	1,070	254,456
Schindler Holding AG (Participation Certificate)	1,856	464,459
SGS SA	6,832	632,079
SIG Group AG	13,938	291,277
Sika AG	6,949	1,918,069
Sonova Holding AG	2,310	737,160
Straumann Holding AG	5,087	779,900
Swatch Group AG (TRQX)	2,398	109,474
Swatch Group AG (XEGT)	1,319	309,114
Swiss Life Holding AG	1,345	966,619
Swiss Prime Site AG	3,497	354,190
Swiss Re AG	13,747	1,578,744
Swisscom AG	1,180	705,421
Temenos AG	2,912	297,620
UBS Group AG	149,903	4,477,105
VAT Group AG*	1,231	574,031
Zurich Insurance Group AG	6,670	3,393,529
		73,964,640
United Kingdom — 13.4%
3i Group PLC	44,363	1,384,470
Abrdn PLC	85,958	183,359
Admiral Group PLC	11,866	378,613
Anglo American PLC	57,915	1,374,649
Antofagasta PLC	17,973	390,890
Ashtead Group PLC	19,958	1,306,546
Associated British Foods PLC	15,709	465,980
AstraZeneca PLC	70,641	9,401,870
Auto Trader Group PLC*	41,701	385,040
Aviva PLC	124,813	681,600
BAE Systems PLC	138,588	2,064,527
Barclays PLC	688,497	1,283,475
Barratt Developments PLC	44,419	302,424
Berkeley Group Holdings PLC	4,849	294,011
BP PLC	777,844	4,555,966
British American Tobacco PLC	96,832	2,859,384
BT Group PLC	294,574	417,372
Bunzl PLC	15,404	626,364
Burberry Group PLC	16,566	274,597
Centrica PLC	249,734	437,284
Coca-Cola Europacific Partners PLC	9,411	648,418
Compass Group PLC	78,120	2,153,840
Croda International PLC	6,364	387,423
Diageo PLC	102,456	3,685,015
Endeavour Mining PLC	8,415	149,515
GSK PLC	186,641	3,696,228
Haleon PLC	252,533	1,028,561
Halma PLC	17,303	480,770
Hargreaves Lansdown PLC	16,214	156,515
Hikma Pharmaceuticals PLC	7,557	184,426
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
HSBC Holdings PLC	888,103	$ 6,929,277
Imperial Brands PLC	38,812	931,234
Informa PLC	63,066	621,181
InterContinental Hotels Group PLC	7,535	714,542
Intertek Group PLC	7,356	417,341
J Sainsbury PLC	75,549	258,042
JD Sports Fashion PLC	118,117	173,635
Kingfisher PLC	86,233	239,727
Land Securities Group PLC	32,250	271,576
Legal & General Group PLC	272,489	876,259
Lloyds Banking Group PLC	2,896,279	1,549,545
London Stock Exchange Group PLC	18,982	2,148,400
M&G PLC	102,238	289,257
Melrose Industries PLC	61,354	459,258
Mondi PLC	20,118	358,970
National Grid PLC	168,096	2,237,546
NatWest Group PLC	262,552	744,547
Next PLC	5,490	586,876
Ocado Group PLC†	26,405	181,342
Pearson PLC	29,138	357,559
Persimmon PLC	14,558	267,053
Phoenix Group Holdings PLC	34,235	218,028
Prudential PLC	125,485	1,292,954
Reckitt Benckiser Group PLC	32,707	2,361,845
RELX PLC	86,113	3,561,556
Rentokil Initial PLC	114,971	593,595
Rio Tinto PLC	51,320	3,578,385
Rolls-Royce Holdings PLC†	383,612	1,457,936
Sage Group PLC	46,803	697,399
Schroders PLC	36,737	187,556
Segro PLC	53,153	586,474
Severn Trent PLC	12,267	403,036
Shell PLC	301,596	9,363,640
Smith & Nephew PLC	39,807	558,839
Smiths Group PLC	15,840	324,890
Spirax-Sarco Engineering PLC	3,362	423,153
SSE PLC	49,777	1,060,100
St. James's Place PLC	25,004	204,821
Standard Chartered PLC	104,451	787,373
Taylor Wimpey PLC	161,002	300,973
Tesco PLC	323,891	1,175,114
Unilever PLC	113,963	5,548,553
United Utilities Group PLC	31,079	418,174
Vodafone Group PLC	1,048,990	896,027
Whitbread PLC	8,808	399,692
Wise PLC, Class A†	28,024	283,956
		98,936,368
Total Common Stocks (cost $615,771,703)		734,211,044
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
United States — 0.0%
iShares MSCI EAFE ETF (cost $313,771)	4,300	322,543
RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA 02/07/2024† (cost $4,723)	9,509	4,358
Total Long-Term Investment Securities (cost $616,090,197)		734,537,945

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.4%
United States Treasury Bills
5.26%, 02/20/2024(1) (cost $2,592,786)	$2,600,000	$ 2,592,779
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $319,488 and collateralized by $347,800 of United States Treasury Notes, bearing interest at 1.38% due 08/31/2026 and having an approximate value of $325,899 (cost $319,474)	319,474	319,474
TOTAL INVESTMENTS (cost $619,002,457)(2)	99.6%	737,450,198
Other assets less liabilities	0.4	2,853,705
NET ASSETS	100.0%	$740,303,903
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $9,843,958 representing 1.3% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
BR—Bearer Shares
ETF—Exchange Traded Fund
TRQX—Turquoise Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
57	Long	MSCI EAFE Index	March 2024	$6,284,187	$6,364,050	$79,863
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Belgium	$ 301,138	$ 5,473,972	$—	$ 5,775,110
Cayman Islands	1,019,535	2,373,633	—	3,393,168
Ireland	2,314,045	5,150,672	—	7,464,717
Israel	2,464,357	2,701,019	—	5,165,376
Netherlands	698,610	46,091,105	—	46,789,715
Spain	57,252	18,461,386	—	18,518,638
United Kingdom	648,418	98,287,950	—	98,936,368
Other Countries	—	548,167,952	—	548,167,952
Unaffiliated Investment Companies	322,543	—	—	322,543
Rights	4,358	—	—	4,358
Short-Term Investments	—	2,592,779	—	2,592,779
Repurchase Agreements	—	319,474	—	319,474
Total Investments at Value	$7,830,256	$729,619,942	$—	$737,450,198
Other Financial Instruments:†
Futures Contracts	$ 79,863	$ —	$—	$ 79,863
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Software	13.2%
Healthcare-Products	9.5
Retail	6.4
Semiconductors	6.2
Computers	5.6
Biotechnology	5.1
Building Materials	4.2
Commercial Services	3.5
Food	3.0
Healthcare-Services	2.9
Pharmaceuticals	2.9
Diversified Financial Services	2.8
Miscellaneous Manufacturing	2.6
Engineering & Construction	2.5
Home Builders	2.4
Oil & Gas	2.1
Electronics	1.9
Distribution/Wholesale	1.9
Chemicals	1.8
Oil & Gas Services	1.6
Banks	1.5
Machinery-Construction & Mining	1.5
REITS	1.5
Electrical Components & Equipment	1.5
Transportation	1.4
Machinery-Diversified	1.4
Environmental Control	1.1
Metal Fabricate/Hardware	1.0
Telecommunications	1.0
Insurance	0.9
Cosmetics/Personal Care	0.9
Entertainment	0.8
Lodging	0.7
Aerospace/Defense	0.6
Internet	0.5
Apparel	0.5
Gas	0.2
Water	0.2
99.3%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 0.6%
Moog, Inc., Class A	13,004	$ 1,817,959
Apparel — 0.5%
On Holding AG, Class A†	52,166	1,385,529
Banks — 1.5%
Pinnacle Financial Partners, Inc.	25,584	2,261,114
Western Alliance Bancorp	32,593	2,084,648
		4,345,762
Biotechnology — 5.1%
Apellis Pharmaceuticals, Inc.†	25,401	1,607,629
Cytokinetics, Inc.†	22,576	1,763,863
Halozyme Therapeutics, Inc.†	58,596	1,983,475
Intra-Cellular Therapies, Inc.†	34,765	2,341,075
Karuna Therapeutics, Inc.†	8,017	2,512,688
Krystal Biotech, Inc.†	10,912	1,213,960
Twist Bioscience Corp.†	38,776	1,256,343
Xenon Pharmaceuticals, Inc.†	38,783	1,753,767
		14,432,800
Building Materials — 4.2%
AAON, Inc.	39,828	2,794,332
AZEK Co., Inc.†	97,882	3,774,330
Eagle Materials, Inc.	13,209	2,988,933
Simpson Manufacturing Co., Inc.	13,117	2,374,046
		11,931,641
Chemicals — 1.8%
Element Solutions, Inc.	136,760	3,040,175
Quaker Chemical Corp.	10,116	1,921,433
		4,961,608
Commercial Services — 3.5%
Bright Horizons Family Solutions, Inc.†	21,528	2,115,126
GXO Logistics, Inc.†	52,236	2,840,594
Shift4 Payments, Inc., Class A†	32,779	2,353,860
Stride, Inc.†	40,815	2,446,859
		9,756,439
Computers — 5.6%
ASGN, Inc.†	26,489	2,458,709
CyberArk Software, Ltd.†	15,639	3,651,394
Globant SA†	12,866	3,033,931
KBR, Inc.	38,011	1,980,753
Parsons Corp.†	36,802	2,397,650
Varonis Systems, Inc.†	53,745	2,412,076
		15,934,513
Cosmetics/Personal Care — 0.9%
e.l.f. Beauty, Inc.†	16,370	2,611,506
Distribution/Wholesale — 1.9%
SiteOne Landscape Supply, Inc.†	17,095	2,642,032
WESCO International, Inc.	14,961	2,596,033
		5,238,065
Diversified Financial Services — 2.8%
Jefferies Financial Group, Inc.	58,391	2,380,017
PennyMac Financial Services, Inc.	23,946	2,088,570
TMX Group, Ltd.	138,693	3,430,059
		7,898,646
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 1.5%
Littelfuse, Inc.	8,456	$ 2,045,506
Novanta, Inc.†	13,730	2,121,972
		4,167,478
Electronics — 1.9%
Arrow Electronics, Inc.†	3,818	424,371
Atkore, Inc.†	13,705	2,090,424
nVent Electric PLC	48,162	2,891,646
		5,406,441
Engineering & Construction — 2.5%
AECOM	20,926	1,845,464
Construction Partners, Inc., Class A†	63,875	2,906,312
MYR Group, Inc.†	16,110	2,317,424
		7,069,200
Entertainment — 0.8%
International Game Technology PLC	83,680	2,172,333
Environmental Control — 1.1%
Clean Harbors, Inc.†	18,281	3,070,477
Food — 3.0%
Grocery Outlet Holding Corp.†	46,094	1,142,209
Performance Food Group Co.†	36,204	2,631,307
Post Holdings, Inc.†	30,217	2,806,253
Simply Good Foods Co.†	47,957	1,812,774
		8,392,543
Gas — 0.2%
New Jersey Resources Corp.	16,160	659,813
Healthcare-Products — 9.5%
Bio-Techne Corp.	30,148	2,120,007
Glaukos Corp.†	42,356	3,770,955
iRhythm Technologies, Inc.†	17,833	2,136,037
Lantheus Holdings, Inc.†	32,059	1,664,824
Merit Medical Systems, Inc.†	29,203	2,286,595
Natera, Inc.†	73,247	4,829,907
Penumbra, Inc.†	10,418	2,627,315
Repligen Corp.†	14,891	2,820,355
Shockwave Medical, Inc.†	9,719	2,198,924
TransMedics Group, Inc.†	27,923	2,394,956
		26,849,875
Healthcare-Services — 2.9%
Acadia Healthcare Co., Inc.†	41,575	3,414,970
Surgery Partners, Inc.†	69,662	2,137,927
Tenet Healthcare Corp.†	31,121	2,574,952
		8,127,849
Home Builders — 2.4%
Cavco Industries, Inc.†	7,800	2,588,976
Installed Building Products, Inc.	14,199	2,766,675
M/I Homes, Inc.†	12,325	1,570,452
		6,926,103
Insurance — 0.9%
Kinsale Capital Group, Inc.	6,761	2,687,971
Internet — 0.5%
Q2 Holdings, Inc.†	33,132	1,409,767
Lodging — 0.7%
Wyndham Hotels & Resorts, Inc.	24,473	1,907,181

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining — 1.5%
BWX Technologies, Inc.	24,282	$ 1,978,497
Terex Corp.	36,856	2,264,064
		4,242,561
Machinery-Diversified — 1.4%
Applied Industrial Technologies, Inc.	6,327	1,116,462
Nordson Corp.	10,776	2,712,535
		3,828,997
Metal Fabricate/Hardware — 1.0%
RBC Bearings, Inc.†	10,367	2,783,954
Miscellaneous Manufacturing — 2.6%
Enpro, Inc.	16,358	2,443,558
Fabrinet †	10,185	2,174,599
Federal Signal Corp.	34,224	2,634,564
		7,252,721
Oil & Gas — 2.1%
Chord Energy Corp.	9,757	1,500,236
Matador Resources Co.	28,617	1,570,787
Permian Resources Corp.	119,013	1,604,295
Range Resources Corp.	43,588	1,265,796
		5,941,114
Oil & Gas Services — 1.6%
ChampionX Corp.	95,250	2,610,802
TechnipFMC PLC	97,741	1,890,311
		4,501,113
Pharmaceuticals — 2.9%
Ascendis Pharma A/S ADR†	15,879	2,063,159
Option Care Health, Inc.†	65,720	2,053,093
Prestige Consumer Healthcare, Inc.†	38,813	2,388,552
Vaxcyte, Inc.†	22,463	1,604,307
		8,109,111
REITS — 1.5%
EastGroup Properties, Inc.	11,190	1,985,442
Terreno Realty Corp.	36,874	2,202,484
		4,187,926
Retail — 6.4%
Academy Sports & Outdoors, Inc.	39,632	2,486,115
Freshpet, Inc.†	20,565	1,770,647
Murphy USA, Inc.	5,242	1,847,910
Ollie's Bargain Outlet Holdings, Inc.†	26,267	1,889,385
RH †	7,483	1,896,791
Shake Shack, Inc., Class A†	33,578	2,537,154
Texas Roadhouse, Inc.	16,677	2,096,632
Wingstop, Inc.	12,618	3,547,046
		18,071,680
Security Description	Shares or Principal Amount	Value

Semiconductors — 6.2%
Allegro MicroSystems, Inc.†	69,938	$ 1,814,192
Lattice Semiconductor Corp.†	45,243	2,753,489
MACOM Technology Solutions Holdings, Inc.†	24,938	2,150,404
Onto Innovation, Inc.†	19,944	3,220,956
Power Integrations, Inc.	26,385	1,977,820
Silicon Laboratories, Inc.†	16,560	2,042,841
Synaptics, Inc.†	20,618	2,202,208
Veeco Instruments, Inc.†	46,624	1,486,373
		17,648,283
Software — 13.2%
Altair Engineering, Inc., Class A†	41,235	3,505,800
BlackLine, Inc.†	33,094	1,941,956
CCC Intelligent Solutions Holdings, Inc.†	243,695	2,678,208
Clearwater Analytics Holdings, Inc., Class A†	96,530	1,819,590
Descartes Systems Group, Inc.†	24,734	2,166,451
DigitalOcean Holdings, Inc.†	53,601	1,807,426
DoubleVerify Holdings, Inc.†	79,739	3,190,357
Freshworks, Inc.†	92,954	2,063,579
Gitlab, Inc., Class A†	46,856	3,331,930
Guidewire Software, Inc.†	39,180	4,375,622
Informatica, Inc., Class A†	75,146	2,254,380
JFrog, Ltd.†	70,581	2,296,000
Manhattan Associates, Inc.†	8,480	2,056,909
Procore Technologies, Inc.†	20,793	1,484,412
Verra Mobility Corp.†	91,525	2,188,363
		37,160,983
Telecommunications — 1.0%
Credo Technology Group Holding, Ltd.†	61,569	1,262,780
Iridium Communications, Inc.	40,458	1,467,007
		2,729,787
Transportation — 1.4%
Saia, Inc.†	8,914	4,016,470
Water — 0.2%
American States Water Co.	8,793	655,958
TOTAL INVESTMENTS (cost $243,059,626)(1)	99.3%	280,292,157
Other assets less liabilities	0.7	2,092,820
NET ASSETS	100.0%	$282,384,977
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$280,292,157	$—	$—	$280,292,157
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Internet	21.2%
Software	17.2
Semiconductors	12.9
Computers	5.7
Diversified Financial Services	5.4
Pharmaceuticals	5.2
Healthcare-Products	4.0
Biotechnology	3.7
Insurance	2.4
Aerospace/Defense	2.2
Machinery-Diversified	2.1
Commercial Services	2.1
Healthcare-Services	2.0
Apparel	1.9
Retail	1.8
Chemicals	1.8
Private Equity	1.6
REITS	1.5
Short-Term Investments	1.4
Banks	1.2
Electrical Components & Equipment	1.1
Mining	1.0
Entertainment	0.8
100.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 2.2%
Howmet Aerospace, Inc.	169,573	$ 9,540,177
Apparel — 1.9%
LVMH Moet Hennessy Louis Vuitton SE	10,117	8,414,316
Banks — 1.2%
JPMorgan Chase & Co.	31,126	5,427,129
Biotechnology — 3.7%
Argenx SE ADR†	9,866	3,754,112
Illumina, Inc.†	38,105	5,449,396
Vertex Pharmaceuticals, Inc.†	16,468	7,136,902
		16,340,410
Chemicals — 1.8%
Linde PLC	19,727	7,986,081
Commercial Services — 2.1%
CoStar Group, Inc.†	111,965	9,346,838
Computers — 5.7%
Apple, Inc.	134,793	24,855,829
Diversified Financial Services — 5.4%
Mastercard, Inc., Class A	52,679	23,664,987
Electrical Components & Equipment — 1.1%
Eaton Corp. PLC	18,696	4,600,712
Entertainment — 0.8%
Caesars Entertainment, Inc.†	75,746	3,322,977
Healthcare-Products — 4.0%
Abbott Laboratories	65,363	7,395,823
Danaher Corp.	41,692	10,002,328
		17,398,151
Healthcare-Services — 2.0%
UnitedHealth Group, Inc.	16,850	8,622,819
Insurance — 2.4%
Progressive Corp.	58,460	10,420,495
Internet — 21.2%
Alphabet, Inc., Class C†	136,551	19,362,932
Amazon.com, Inc.†	188,864	29,311,693
Booking Holdings, Inc.†	4,076	14,296,448
MercadoLibre, Inc.†	3,627	6,208,735
Meta Platforms, Inc., Class A†	61,138	23,852,379
		93,032,187
Machinery-Diversified — 2.1%
Deere & Co.	23,823	9,376,256
Security Description	Shares or Principal Amount	Value

Mining — 1.0%
Freeport-McMoRan, Inc.	109,815	$ 4,358,557
Pharmaceuticals — 5.2%
AbbVie, Inc.	66,455	10,925,202
Eli Lilly & Co.	13,525	8,731,875
Madrigal Pharmaceuticals, Inc.†	15,073	3,266,470
		22,923,547
Private Equity — 1.6%
Blackstone, Inc.	55,974	6,965,964
REITS — 1.5%
American Tower Corp.	33,410	6,536,667
Retail — 1.8%
TJX Cos., Inc.	85,082	8,075,133
Semiconductors — 12.9%
Advanced Micro Devices, Inc.†	38,737	6,495,808
ASML Holding NV	16,756	14,574,704
Marvell Technology, Inc.	91,632	6,203,486
NVIDIA Corp.	36,381	22,384,138
Texas Instruments, Inc.	41,508	6,646,261
		56,304,397
Software — 17.2%
Adobe, Inc.†	14,857	9,178,357
Microsoft Corp.	124,966	49,683,982
Workday, Inc., Class A†	56,208	16,360,463
		75,222,802
Total Long-Term Investment Securities (cost $239,809,691)		432,736,431
SHORT-TERM INVESTMENTS — 1.4%
Commercial Paper — 1.4%
Credit Agricole SA
5.27%, 02/01/2024 (cost $6,200,000)	$6,200,000	6,199,089
TOTAL INVESTMENTS (cost $246,009,691)(1)	100.2%	438,935,520
Other assets less liabilities	(0.2)	(1,066,143)
NET ASSETS	100.0%	$437,869,377
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$ —	$ 8,414,316	$—	$ 8,414,316
Other Industries	424,322,115	—	—	424,322,115
Short-Term Investments	—	6,199,089	—	6,199,089
Total Investments at Value	$424,322,115	$14,613,405	$—	$438,935,520
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	10.2%
Banks	9.0
Semiconductors	6.9
Internet	5.9
Software	5.2
Pharmaceuticals	4.3
Retail	3.6
Diversified Financial Services	3.2
Electric	3.2
Oil & Gas	3.1
Insurance	3.1
Short-Term Investments	2.7
Auto Loan Receivables	2.2
Healthcare-Services	2.1
Computers	1.8
Collateralized Mortgage Obligations	1.8
REITS	1.7
Biotechnology	1.6
Healthcare-Products	1.6
Telecommunications	1.4
Aerospace/Defense	1.4
Commercial Services	1.3
Chemicals	1.3
Food	1.3
Machinery-Diversified	1.3
Media	1.3
Beverages	1.0
Apparel	1.0
Unaffiliated Investment Companies	1.0
Transportation	1.0
Pipelines	0.9
Building Materials	0.9
Electronics	0.8
Electrical Components & Equipment	0.8
Mining	0.7
Auto Manufacturers	0.7
Lodging	0.7
Other Asset Backed Securities	0.6
Engineering & Construction	0.5
Foreign Government Obligations	0.5
Agriculture	0.5
Distribution/Wholesale	0.4
Entertainment	0.4
Cosmetics/Personal Care	0.3
Packaging & Containers	0.3
Private Equity	0.3
Oil & Gas Services	0.2
Home Furnishings	0.2
Auto Parts & Equipment	0.2
Miscellaneous Manufacturing	0.2
Machinery-Construction & Mining	0.2
Municipal Securities	0.2
Advertising	0.2
Environmental Control	0.1
Real Estate	0.1
Household Products/Wares	0.1
Gas	0.1
Housewares	0.1
Leisure Time	0.1
Iron/Steel	0.1
97.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 61.8%
Advertising — 0.1%
Dentsu Group, Inc.	500	$ 13,301
Publicis Groupe SA	468	46,975
Trade Desk, Inc., Class A†	3,744	256,202
WPP PLC	2,216	21,488
		337,966
Aerospace/Defense — 0.8%
Airbus SE	1,207	192,750
BAE Systems PLC	6,225	92,733
Dassault Aviation SA	41	7,776
Elbit Systems, Ltd.	51	10,487
General Dynamics Corp.	1,138	301,559
Howmet Aerospace, Inc.	4,139	232,860
Kawasaki Heavy Industries, Ltd.	300	6,831
Leonardo SpA	825	14,388
Melrose Industries PLC	2,569	19,230
MTU Aero Engines AG	107	24,711
Northrop Grumman Corp.	1,998	892,626
Rolls-Royce Holdings PLC†	17,352	65,947
RTX Corp.	3,602	328,214
Saab AB, Series B	190	12,277
Safran SA	7,427	1,390,779
Singapore Technologies Engineering, Ltd.	3,200	8,843
Thales SA	192	28,084
		3,630,095
Agriculture — 0.1%
British American Tobacco PLC	4,610	136,130
Imperial Brands PLC	1,833	43,980
Japan Tobacco, Inc.	2,300	60,627
Philip Morris International, Inc.	2,972	270,006
Wilmar International, Ltd.	3,700	9,035
		519,778
Airlines — 0.0%
ANA Holdings, Inc.†	300	6,640
Deutsche Lufthansa AG†	1,233	10,311
Japan Airlines Co., Ltd.	300	5,800
Qantas Airways, Ltd.†	1,742	6,300
Singapore Airlines, Ltd.	2,900	14,360
		43,411
Apparel — 1.0%
adidas AG	327	62,222
Asics Corp.	400	12,155
Burberry Group PLC	715	11,852
Carter's, Inc.	2,123	160,584
Columbia Sportswear Co.	1,539	121,981
Hermes International SCA	70	147,762
Kering SA	145	59,814
LPP SA	2	7,774
LVMH Moet Hennessy Louis Vuitton SE	4,137	3,440,746
Puma SE	199	8,100
Ralph Lauren Corp.	1,098	157,750
		4,190,740
Auto Manufacturers — 0.5%
Bayerische Motoren Werke AG	619	64,569
Bayerische Motoren Werke AG (Preference Shares)	125	12,259
Daimler Truck Holding AG	1,011	36,340
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	227	19,372
Ferrari NV	251	87,320
Honda Motor Co., Ltd.	10,000	111,794
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Isuzu Motors, Ltd.	1,300	$ 17,782
Mazda Motor Corp.	1,200	14,546
Mercedes-Benz Group AG	1,650	112,067
Mitsubishi Motors Corp.	1,400	4,426
Nissan Motor Co., Ltd.	4,500	17,696
Porsche Automobil Holding SE (Preference Shares)	316	15,903
Stellantis NV	3,992	87,938
Subaru Corp.	1,200	24,070
Suzuki Motor Corp.	900	40,948
Tesla, Inc.†	2,295	429,831
Toyota Motor Corp.	24,500	487,028
Volkswagen AG (Preference Shares)	425	55,024
Volvo AB, Class A	392	9,629
Volvo AB, Class B	14,680	350,571
Volvo Car AB, Class B†	891	2,322
		2,001,435
Auto Parts & Equipment — 0.1%
Aisin Corp.	300	11,206
Bridgestone Corp.	1,200	52,164
Cie Generale des Etablissements Michelin SCA	9,438	314,335
Continental AG	223	18,330
Denso Corp.	3,600	56,342
Koito Manufacturing Co., Ltd.	500	7,679
NGK Insulators, Ltd.	600	7,539
Niterra Co., Ltd.	400	10,782
Pirelli & C SpA*	631	3,415
Sumitomo Electric Industries, Ltd.	1,600	21,292
Toyota Industries Corp.	400	33,784
		536,868
Banks — 4.3%
ANZ Group Holdings, Ltd.	6,183	109,735
Banca Mediolanum SpA	428	4,375
Banco Bilbao Vizcaya Argentaria SA	11,662	109,310
Banco BPM SpA	2,823	15,206
Banco Santander SA	31,825	127,863
Bank Central Asia Tbk PT	720,100	435,224
Bank Hapoalim BM	2,622	22,394
Bank Leumi Le-Israel BM	3,139	23,954
Bank of America Corp.	53,990	1,836,200
Bank Polska Kasa Opieki SA	433	16,701
Barclays PLC	28,000	52,197
BAWAG Group AG*	170	8,731
BNP Paribas SA	2,167	145,711
CaixaBank SA	8,220	35,118
Chiba Bank, Ltd.	1,500	11,157
Citigroup, Inc.	1,892	106,274
Citizens Financial Group, Inc.	7,570	247,539
Commerzbank AG	2,076	23,992
Commonwealth Bank of Australia	3,452	264,506
Computershare, Ltd.	1,177	19,607
Concordia Financial Group, Ltd.	2,400	11,483
Credit Agricole SA	2,521	36,339
Danske Bank A/S	1,393	37,481
DBS Group Holdings, Ltd.	56,600	1,340,169
Deutsche Bank AG	3,823	49,749
DNB Bank ASA	1,788	34,684
Erste Group Bank AG	730	31,587
FinecoBank Banca Fineco SpA	1,259	18,196
First Citizens BancShares, Inc., Class A	213	321,630
Fukuoka Financial Group, Inc.	400	9,882
Hang Seng Bank, Ltd.	1,500	15,487

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
HDFC Bank, Ltd. ADR	13,934	$ 773,198
HSBC Holdings PLC	38,708	302,013
ING Bank Slaski SA†	67	4,202
ING Groep NV	6,844	97,347
Intesa Sanpaolo SpA	33,169	102,622
Israel Discount Bank, Ltd., Class A	2,550	12,371
Japan Post Bank Co., Ltd.	2,900	30,208
KBC Group NV	8,553	557,446
Kyoto Financial Group, Inc.	800	13,367
Lloyds Banking Group PLC	1,220,142	652,791
M&T Bank Corp.	4,842	668,680
Macquarie Group, Ltd.	797	99,410
Mediobanca Banca di Credito Finanziario SpA	1,328	17,652
Mitsubishi UFJ Financial Group, Inc.	69,600	652,589
Mizrahi Tefahot Bank, Ltd.	311	11,614
Mizuho Financial Group, Inc.	5,240	95,231
Morgan Stanley	15,997	1,395,578
National Australia Bank, Ltd.	6,434	136,503
NatWest Group PLC	9,984	28,313
Nordea Bank Abp	52,632	647,096
Northern Trust Corp.	3,193	254,290
Oversea-Chinese Banking Corp., Ltd.	6,700	64,047
PNC Financial Services Group, Inc.	2,407	363,962
Powszechna Kasa Oszczednosci Bank Polski SA	1,768	22,510
Raiffeisen Bank International AG	317	6,580
Regions Financial Corp.	17,555	327,752
Resona Holdings, Inc.	4,700	26,082
Santander Bank Polska SA	69	8,390
Skandinaviska Enskilda Banken AB, Class A	3,335	47,296
Skandinaviska Enskilda Banken AB, Class C	34	496
Societe Generale SA	1,501	38,548
Standard Chartered PLC	4,555	34,336
State Street Corp.	3,756	277,456
Sumitomo Mitsui Financial Group, Inc.	2,800	145,904
Sumitomo Mitsui Trust Holdings, Inc.	1,400	28,785
Svenska Handelsbanken AB, Class A	3,039	32,778
Svenska Handelsbanken AB, Class B	83	1,110
Swedbank AB, Class A	2,036	41,526
UBS Group AG	35,480	1,059,670
UniCredit SpA	16,263	477,324
United Overseas Bank, Ltd.	2,800	58,918
US Bancorp	22,755	945,243
Wells Fargo & Co.	49,733	2,495,602
Westpac Banking Corp.	7,223	113,850
		18,693,167
Beverages — 0.8%
Anheuser-Busch InBev SA NV	1,877	116,145
Asahi Group Holdings, Ltd.	1,000	37,207
Budweiser Brewing Co. APAC, Ltd.*	3,500	5,469
Carlsberg A/S, Class B	191	24,566
Coca-Cola Co.	36,952	2,198,274
Coca-Cola Europacific Partners PLC	422	29,076
Coca-Cola HBC AG	421	12,393
Constellation Brands, Inc., Class A	750	183,810
Davide Campari-Milano NV	1,100	11,157
Diageo PLC	13,289	477,963
Endeavour Group, Ltd.	2,799	10,249
Heineken Holding NV	274	22,947
Heineken NV	592	59,581
JDE Peet's NV	246	6,069
Keurig Dr Pepper, Inc.	11,689	367,502
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Kirin Holdings Co., Ltd.	1,700	$ 24,571
Pernod Ricard SA	412	67,808
Suntory Beverage & Food, Ltd.	300	9,827
Treasury Wine Estates, Ltd.	1,603	11,249
		3,675,863
Biotechnology — 1.2%
Alnylam Pharmaceuticals, Inc.†	1,077	186,224
Argenx SE†	62	23,501
Argenx SE†	60	22,743
Biogen, Inc.†	1,054	259,980
CSL, Ltd.	996	195,665
Genmab A/S†	135	37,362
Regeneron Pharmaceuticals, Inc.†	3,857	3,636,302
Royalty Pharma PLC, Class A	5,305	150,609
Vertex Pharmaceuticals, Inc.†	1,465	634,902
		5,147,288
Building Materials — 0.8%
AGC, Inc.	400	15,072
Buzzi SpA	171	5,825
Cie de Saint-Gobain SA	946	66,990
Daikin Industries, Ltd.	3,100	498,283
Fortune Brands Innovations, Inc.	3,494	271,099
Geberit AG	69	39,829
Heidelberg Materials AG	269	24,964
Holcim AG	1,017	78,150
Investment AB Latour, Class B	307	7,694
James Hardie Industries PLC†	902	33,828
Kingspan Group PLC	320	26,122
Martin Marietta Materials, Inc.	987	501,811
Mohawk Industries, Inc.†	2,595	270,529
Nibe Industrier AB, Class B	3,540	21,184
Sika AG	317	87,499
Svenska Cellulosa AB SCA, Class B	1,227	16,699
TOTO, Ltd.	300	8,133
Trane Technologies PLC	3,872	975,938
Vulcan Materials Co.	2,265	511,913
		3,461,562
Chemicals — 1.2%
Air Liquide SA	3,276	614,050
Akzo Nobel NV	341	26,099
Asahi Kasei Corp.	2,900	22,096
Axalta Coating Systems, Ltd.†	6,565	212,837
BASF SE	1,840	88,406
Brenntag SE	263	23,377
Covestro AG*†	363	19,246
Croda International PLC	273	16,620
Dow, Inc.	15,799	846,826
DSM-Firmenich AG	472	49,750
EMS-Chemie Holding AG	14	10,571
Evonik Industries AG	414	7,694
Givaudan SA	19	79,046
ICL Group, Ltd.	1,489	6,774
Incitec Pivot, Ltd.	4,004	7,004
Kansai Paint Co., Ltd.	400	6,674
Linde PLC	1,290	522,777
Mitsubishi Chemical Group Corp.	2,900	17,509
Mitsui Chemicals, Inc.	400	11,793
Nippon Paint Holdings Co., Ltd.	2,000	15,769
Nippon Sanso Holdings Corp.	400	10,131
Nissan Chemical Corp.	300	12,020
Nitto Denko Corp.	300	24,842

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Novozymes A/S, Class B	784	$ 40,171
PPG Industries, Inc.	3,410	480,946
Shin-Etsu Chemical Co., Ltd.	47,400	1,867,854
Solvay SA, Class A	147	4,053
Sumitomo Chemical Co., Ltd.	3,400	8,051
Symrise AG	265	27,475
Toray Industries, Inc.	3,300	16,540
Tosoh Corp.	700	9,037
Umicore SA	386	8,769
Yara International ASA	335	11,040
		5,125,847
Commercial Services — 1.1%
Adyen NV*†	63	78,866
Amadeus IT Group SA	886	61,934
Ashtead Group PLC	901	58,984
Atlas Arteria, Ltd.	2,339	8,249
Booz Allen Hamilton Holding Corp.	2,080	292,802
Brambles, Ltd.	2,869	27,448
Bureau Veritas SA	604	16,009
Dai Nippon Printing Co., Ltd.	500	14,468
Edenred SE	513	30,717
Experian PLC	1,894	78,962
FleetCor Technologies, Inc.†	1,528	443,013
IDP Education, Ltd.	573	7,330
Intertek Group PLC	333	18,893
Nexi SpA*†	1,173	9,009
Persol Holdings Co., Ltd.	3,800	6,102
Quanta Services, Inc.	1,947	377,815
Randstad NV	219	12,417
Recruit Holdings Co., Ltd.	3,200	126,752
RELX PLC	22,070	912,795
RELX PLC (XAMS)	17,869	737,902
Rentokil Initial PLC	5,200	26,848
S&P Global, Inc.	3,068	1,375,538
Secom Co., Ltd.	400	28,985
Securitas AB, Class B	1,088	10,552
SGS SA	306	28,310
Toppan Holdings, Inc.	700	19,278
Transurban Group	6,367	56,062
Wise PLC, Class A†	1,382	14,003
		4,880,043
Computers — 1.7%
Accenture PLC, Class A	1,575	573,111
Apple, Inc.	32,184	5,934,730
AutoStore Holdings, Ltd.*†	1,848	3,402
Capgemini SE	325	72,754
Crowdstrike Holdings, Inc., Class A†	1,103	322,627
Fujitsu, Ltd.	400	56,482
International Business Machines Corp.	1,113	204,414
NEC Corp.	500	32,644
Nomura Research Institute, Ltd.	900	27,487
NTT Data Group Corp.	1,200	17,278
Obic Co., Ltd.	100	15,342
Otsuka Corp.	300	12,621
SCSK Corp.	300	5,899
Seagate Technology Holdings PLC	3,761	322,242
		7,601,033
Cosmetics/Personal Care — 0.3%
Beiersdorf AG	202	29,676
Essity AB, Class A	46	1,090
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Essity AB, Class B	1,249	$ 29,371
Haleon PLC	11,423	46,526
Kao Corp.	1,000	39,739
Kenvue, Inc.	9,888	205,275
Kose Corp.	100	6,592
L'Oreal SA	500	239,765
Procter & Gamble Co.	2,457	386,093
Shiseido Co., Ltd.	800	22,675
Unicharm Corp.	800	27,620
Unilever PLC	5,155	250,983
		1,285,405
Distribution/Wholesale — 0.4%
Azelis Group NV	195	3,996
Bunzl PLC	669	27,203
Copart, Inc.†	7,433	357,081
D'ieteren Group	42	8,458
Ferguson PLC	3,377	631,175
ITOCHU Corp.	2,800	127,241
Marubeni Corp.	3,500	59,745
Mitsubishi Corp.	8,400	145,053
Mitsui & Co., Ltd.	3,100	125,580
Pool Corp.	346	128,453
Seven Group Holdings, Ltd.	322	7,570
Sojitz Corp.	460	10,853
Sumitomo Corp.	2,500	57,319
Toyota Tsusho Corp.	500	32,728
		1,722,455
Diversified Financial Services — 2.9%
Abrdn PLC	3,836	8,183
Acom Co., Ltd.	900	2,305
Air Lease Corp.	2,870	119,995
American Express Co.	4,700	943,478
Ameriprise Financial, Inc.	1,702	658,385
Amundi SA*	128	8,662
ASX, Ltd.	399	17,079
Capital One Financial Corp.	6,374	862,530
Charles Schwab Corp.	12,060	758,815
CME Group, Inc.	12,434	2,559,414
Daiwa Securities Group, Inc.	2,900	20,733
Deutsche Boerse AG	379	75,637
Hargreaves Lansdown PLC	728	7,027
Hong Kong Exchanges & Clearing, Ltd.	17,800	539,906
Japan Exchange Group, Inc.	22,200	491,485
Julius Baer Group, Ltd.	407	22,227
London Stock Exchange Group PLC	895	101,297
Mastercard, Inc., Class A	12,302	5,526,427
Mitsubishi HC Capital, Inc.	1,900	13,531
Nomura Holdings, Inc.	6,200	32,097
Nordnet AB	308	4,833
ORIX Corp.	2,400	46,183
SBI Holdings, Inc.	600	14,740
Schroders PLC	1,845	9,419
Singapore Exchange, Ltd.	1,700	11,841
St. James's Place PLC	1,131	9,265
Tokyo Century Corp.	400	4,459
		12,869,953
Electric — 1.9%
A2A SpA	3,204	6,344
Chubu Electric Power Co., Inc.	1,600	20,803
CLP Holdings, Ltd.	3,500	27,744
Contact Energy, Ltd.	1,623	8,005

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
E.ON SE	4,563	$ 61,935
Edison International	2,659	179,429
EDP - Energias de Portugal SA	5,840	26,055
EDP Renovaveis SA	517	8,347
Elia Group SA	58	6,982
Endesa SA	652	12,908
Enel SpA	16,000	109,132
Engie SA	27,061	431,989
Entergy Corp.	988	98,563
EVN AG	73	2,016
Fortum Oyj	901	12,286
Hera SpA	1,896	6,700
Iberdrola SA	11,601	139,772
Kansai Electric Power Co., Inc.	1,600	21,907
Mercury NZ, Ltd.	1,385	5,715
Meridian Energy, Ltd.	2,538	8,607
National Grid PLC	7,603	101,204
NextEra Energy, Inc.	46,909	2,750,275
Origin Energy, Ltd.	3,552	19,881
Orsted A/S*	388	21,392
PG&E Corp.	55,909	943,185
Power Assets Holdings, Ltd.	3,000	17,539
Public Service Enterprise Group, Inc.	13,107	760,075
Redeia Corp. SA	778	12,938
RWE AG	23,075	856,079
Southern Co.	8,410	584,663
SSE PLC	33,964	723,331
Terna - Rete Elettrica Nazionale	2,899	24,448
Tokyo Electric Power Co. Holdings, Inc.†	1,500	7,988
Verbund AG	136	11,072
Xcel Energy, Inc.	2,977	178,233
		8,207,542
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	2,150	348,408
Brother Industries, Ltd.	500	8,383
Eaton Corp. PLC	4,306	1,059,620
Energizer Holdings, Inc.	4,439	140,361
Legrand SA	13,864	1,348,129
Prysmian SpA	562	24,687
Schneider Electric SE	1,106	217,979
		3,147,567
Electronics — 0.8%
ABB, Ltd.	3,284	138,890
Assa Abloy AB, Class B	2,171	59,565
Garmin, Ltd.	1,535	183,417
Halma PLC	783	21,756
Hirose Electric Co., Ltd.	100	11,660
Honeywell International, Inc.	6,693	1,353,726
Hoya Corp.	6,900	875,244
Hubbell, Inc.	507	170,134
Ibiden Co., Ltd.	300	15,100
Jabil, Inc.	1,851	231,912
Kyocera Corp.	2,800	41,031
Mettler-Toledo International, Inc.†	79	94,578
Minebea Mitsumi, Inc.	800	16,583
Murata Manufacturing Co., Ltd.	3,600	72,668
NIDEC Corp.	1,100	41,190
Sartorius AG (Preference Shares)	51	18,788
Shimadzu Corp.	600	16,601
TD SYNNEX Corp.	2,003	200,260
Security Description	Shares or Principal Amount	Value

Electronics (continued)
TDK Corp.	800	$ 39,779
Yokogawa Electric Corp.	500	9,833
		3,612,715
Energy-Alternate Sources — 0.0%
Corp. ACCIONA Energias Renovables SA	123	3,193
Vestas Wind Systems A/S	2,068	57,927
		61,120
Engineering & Construction — 0.5%
Acciona SA	50	6,472
Ackermans & van Haaren NV	46	7,669
ACS Actividades de Construccion y Servicios SA	441	17,409
Aena SME SA*	152	26,903
Aeroports de Paris SA	66	8,812
Auckland International Airport, Ltd.	2,704	13,941
Bouygues SA	425	15,575
Cellnex Telecom SA*	1,211	46,630
CK Infrastructure Holdings, Ltd.	1,500	8,888
Eiffage SA	156	16,273
Ferrovial SE	1,019	38,905
Infrastrutture Wireless Italiane SpA*	719	8,737
Japan Airport Terminal Co., Ltd.	200	7,952
Kajima Corp.	1,000	17,810
Keppel, Ltd.	2,800	14,853
Obayashi Corp.	1,400	12,952
Shimizu Corp.	1,300	8,749
Skanska AB, Class B	652	11,306
Strabag SE	27	1,261
Taisei Corp.	400	14,584
Vinci SA	15,994	2,023,495
Worley, Ltd.	758	7,327
		2,336,503
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	1,336	38,506
Entain PLC	1,317	16,067
Evolution AB*	392	45,875
Genting Singapore, Ltd.	11,700	8,795
Liberty Media Corp.-Liberty Live, Class C†	2,757	102,753
Lottery Corp., Ltd.	4,589	15,164
Oriental Land Co., Ltd.	2,300	85,375
Toho Co., Ltd.	200	6,518
Universal Music Group NV	1,952	57,469
		376,522
Environmental Control — 0.0%
Kurita Water Industries, Ltd.	200	7,330
Food — 1.0%
Aeon Co., Ltd.	1,800	43,074
Ajinomoto Co., Inc.	1,000	41,055
Albertsons Cos., Inc., Class A	8,825	187,267
Axfood AB	221	5,592
Barry Callebaut AG	7	10,240
Carrefour SA	1,151	19,658
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	25,452
CK Hutchison Holdings, Ltd.	5,500	28,190
Coles Group, Ltd.	2,759	28,624
Colruyt Group NV	85	3,886
Danone SA	1,323	88,228
Dino Polska SA*†	99	10,690
J Sainsbury PLC	3,491	11,924

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Jeronimo Martins SGPS SA	567	$ 12,926
Kerry Group PLC, Class A	316	28,043
Kesko Oyj, Class A	189	3,705
Kesko Oyj, Class B	557	10,837
Kikkoman Corp.	400	24,647
Kobe Bussan Co., Ltd.	300	7,648
Koninklijke Ahold Delhaize NV	1,908	53,600
Kraft Heinz Co.	7,281	270,344
MEIJI Holdings Co., Ltd.	600	14,546
Mondelez International, Inc., Class A	5,823	438,297
Mowi ASA	914	16,434
Nestle SA	22,239	2,535,660
Nisshin Seifun Group, Inc.	600	8,419
Nissin Foods Holdings Co., Ltd.	600	19,461
Ocado Group PLC†	1,492	10,247
Orkla ASA	1,540	12,063
Post Holdings, Inc.†	2,769	257,157
Salmar ASA	141	7,836
Seven & i Holdings Co., Ltd.	1,700	67,679
Tesco PLC	14,147	51,327
Toyo Suisan Kaisha, Ltd.	200	10,404
WH Group, Ltd.*	16,184	9,522
Woolworths Group, Ltd.	2,392	56,150
Yakult Honsha Co., Ltd.	600	13,157
		4,443,989
Food Service — 0.0%
Compass Group PLC	3,523	97,133
Sodexo SA	172	19,429
		116,562
Forest Products & Paper — 0.0%
Holmen AB, Class B	168	6,629
Mondi PLC	910	16,237
Oji Holdings Corp.	2,000	7,851
Smurfit Kappa Group PLC	515	19,078
UPM-Kymmene Oyj	1,099	39,982
		89,777
Gas — 0.0%
Centrica PLC	11,220	19,646
Hong Kong & China Gas Co., Ltd.	22,530	15,992
Naturgy Energy Group SA	260	7,008
Osaka Gas Co., Ltd.	900	19,000
Snam SpA	4,424	21,588
Tokyo Gas Co., Ltd.	800	18,398
		101,632
Hand/Machine Tools — 0.0%
Fuji Electric Co., Ltd.	300	15,011
Makita Corp.	500	13,478
Schindler Holding AG	43	10,226
Schindler Holding AG (Participation Certificate)	84	21,021
Techtronic Industries Co., Ltd.	3,000	32,049
		91,785
Healthcare-Products — 1.3%
Alcon, Inc.	969	72,673
Align Technology, Inc.†	448	119,759
Asahi Intecc Co., Ltd.	500	9,501
Boston Scientific Corp.†	6,897	436,304
Carl Zeiss Meditec AG	75	7,988
Cochlear, Ltd.	128	25,393
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Coloplast A/S, Class B	276	$ 31,853
ConvaTec Group PLC*	3,355	10,177
Cooper Cos., Inc.	627	233,890
Danaher Corp.	2,019	484,378
Demant A/S†	188	8,522
DiaSorin SpA	45	4,137
EssilorLuxottica SA	634	124,649
Exact Sciences Corp.†	3,818	249,697
Fisher & Paykel Healthcare Corp., Ltd.	1,123	16,251
FUJIFILM Holdings Corp.	800	50,718
Getinge AB, Class B	448	9,597
Intuitive Surgical, Inc.†	1,209	457,268
Koninklijke Philips NV	1,601	34,190
Lifco AB, Class B	466	11,287
Medtronic PLC	6,621	579,602
Natera, Inc.†	2,758	181,863
Olympus Corp.	2,500	37,039
QIAGEN NV	455	19,821
Sartorius Stedim Biotech	50	13,478
Siemens Healthineers AG*	556	31,160
Smith & Nephew PLC	1,799	25,256
Sonova Holding AG	101	32,231
Straumann Holding AG	229	35,109
Stryker Corp.	3,976	1,333,868
Sysmex Corp.	400	21,578
Terumo Corp.	9,900	334,194
Thermo Fisher Scientific, Inc.	669	360,578
Zimmer Biomet Holdings, Inc.	1,482	186,139
		5,590,148
Healthcare-Services — 1.5%
BioMerieux	88	9,469
Eurofins Scientific SE	266	16,055
Fortrea Holdings, Inc.†	1,969	60,960
Fresenius SE & Co. KGaA	848	23,856
HCA Healthcare, Inc.	1,284	391,492
Laboratory Corp. of America Holdings	1,200	266,760
Lonza Group AG	153	74,846
Medibank Private, Ltd.	5,678	14,274
NMC Health PLC†(1)	210	0
Quest Diagnostics, Inc.	1,034	132,797
Ramsay Health Care, Ltd.	377	12,600
Sonic Healthcare, Ltd.	948	19,811
UnitedHealth Group, Inc.	10,964	5,610,717
Wuxi Biologics Cayman, Inc.*†	7,500	19,790
		6,653,427
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	500	20,052
Swire Pacific, Ltd., Class A	1,000	7,707
Swire Pacific, Ltd., Class B	2,500	2,947
		30,706
Home Builders — 0.0%
Barratt Developments PLC	2,009	13,678
Berkeley Group Holdings PLC	219	13,279
Daiwa House Industry Co., Ltd.	1,400	43,249
Haseko Corp.	500	6,504
Iida Group Holdings Co., Ltd.	300	4,532
Open House Group Co., Ltd.	200	6,302
Persimmon PLC	659	12,089
Sekisui Chemical Co., Ltd.	800	11,439

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders (continued)
Sekisui House, Ltd.	1,300	$ 29,338
Taylor Wimpey PLC	7,282	13,613
		154,023
Home Furnishings — 0.2%
Hoshizaki Corp.	200	7,274
Howden Joinery Group PLC	1,130	11,494
Panasonic Holdings Corp.	4,800	45,105
Sharp Corp.†	500	3,361
Sony Group Corp.	7,900	780,553
		847,787
Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	199	13,649
Henkel AG & Co. KGaA (Preference Shares)	341	26,226
Reckitt Benckiser Group PLC	1,475	106,513
		146,388
Housewares — 0.0%
Newell Brands, Inc.	15,337	127,604
Insurance — 2.9%
Admiral Group PLC	496	15,826
Aegon, Ltd.	3,263	19,263
Ageas SA	315	13,492
AIA Group, Ltd.	124,000	964,169
Allianz SE	3,606	965,531
Arch Capital Group, Ltd.†	1,082	89,189
Assicurazioni Generali SpA	2,073	46,351
Aviva PLC	5,646	30,833
AXA SA	3,634	122,344
Berkshire Hathaway, Inc., Class B†	2,901	1,113,230
Chubb, Ltd.	1,076	263,620
CNA Financial Corp.	3,296	145,255
Dai-ichi Life Holdings, Inc.	2,000	44,068
Fairfax Financial Holdings, Ltd.	244	255,468
Gjensidige Forsikring ASA	389	6,271
Great Eastern Holdings, Ltd.	100	1,303
Hannover Rueck SE	124	29,732
Hiscox, Ltd.	716	9,429
Insurance Australia Group, Ltd.	4,998	19,690
Japan Post Holdings Co., Ltd.	4,200	40,316
Japan Post Insurance Co., Ltd.	400	7,539
Legal & General Group PLC	12,301	39,557
Loews Corp.	8,654	630,530
M&G PLC	4,673	13,221
MGIC Investment Corp.	10,244	203,241
MS&AD Insurance Group Holdings, Inc.	900	37,357
Muenchener Rueckversicherungs-Gesellschaft AG	2,705	1,151,769
NN Group NV	565	23,138
Phoenix Group Holdings PLC	1,544	9,833
Powszechny Zaklad Ubezpieczen SA	1,171	14,141
Progressive Corp.	19,743	3,519,190
Prudential PLC	5,500	56,670
QBE Insurance Group, Ltd.	3,080	32,012
Sampo Oyj, Class A	964	40,404
Sompo Holdings, Inc.	600	31,187
Storebrand ASA	893	8,048
Suncorp Group, Ltd.	2,619	24,297
Swiss Life Holding AG	58	41,683
Swiss Re AG	595	68,331
T&D Holdings, Inc.	1,100	18,371
Talanx AG	122	8,589
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Tokio Marine Holdings, Inc.	33,500	$ 887,425
Travelers Cos., Inc.	2,392	505,573
Tryg A/S	651	13,924
UnipolSai Assicurazioni SpA	942	2,491
Vienna Insurance Group AG Wiener Versicherung Gruppe	79	2,234
W.R. Berkley Corp.	2,231	182,674
Zurich Insurance Group AG	1,530	778,426
		12,547,235
Internet — 5.7%
Adevinta ASA†	559	6,008
Allegro.eu SA*†	1,061	8,038
Alphabet, Inc., Class A†	9,973	1,397,217
Alphabet, Inc., Class C†	11,266	1,597,519
Amazon.com, Inc.†	61,325	9,517,640
Auto Trader Group PLC*	1,878	17,340
Booking Holdings, Inc.†	186	652,389
CDW Corp.	578	131,044
Delivery Hero SE*†	377	8,678
IAC, Inc.†	4,255	213,644
JD.com, Inc. ADR	12,680	285,934
LY Corp.	5,500	17,060
M3, Inc.	900	14,218
Meta Platforms, Inc., Class A†	14,546	5,674,976
MonotaRO Co., Ltd.	500	4,717
Netflix, Inc.†	774	436,621
Palo Alto Networks, Inc.†	1,711	579,191
Prosus NV	3,012	89,749
Rakuten Group, Inc.†	3,000	13,173
Rightmove PLC	1,655	11,678
SEEK, Ltd.	669	10,992
Tencent Holdings, Ltd.	28,700	998,188
Trend Micro, Inc.†	300	17,104
Uber Technologies, Inc.†	47,880	3,125,128
ZOZO, Inc.	300	6,590
		24,834,836
Investment Companies — 0.0%
Aker ASA, Class A	48	2,857
EXOR NV	205	19,894
Groupe Bruxelles Lambert NV	175	13,235
HAL Trust	72	8,974
Industrivarden AB, Class A	270	8,478
Industrivarden AB, Class C	315	9,877
Investor AB, Class A	1,172	27,297
Investor AB, Class B	3,740	88,092
L E Lundbergforetagen AB, Class B	154	8,020
Sofina SA	29	6,913
Washington H. Soul Pattinson & Co., Ltd.	503	11,292
		204,929
Iron/Steel — 0.1%
ArcelorMittal SA	1,113	30,524
BlueScope Steel, Ltd.	922	14,170
Evraz PLC†(1)	1,200	21
Fortescue, Ltd.	3,269	63,515
JFE Holdings, Inc.	1,200	18,988
Mineral Resources, Ltd.	353	13,643
Nippon Steel Corp.	1,900	45,809
SSAB AB, Class A	489	3,800
SSAB AB, Class B	1,247	9,528
voestalpine AG	217	6,407
		206,405

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure Time — 0.0%
Shimano, Inc.	200	$ 28,798
Yamaha Corp.	300	6,635
Yamaha Motor Co., Ltd.	1,800	17,039
		52,472
Lodging — 0.6%
City Developments, Ltd.	1,000	4,532
Galaxy Entertainment Group, Ltd.	5,000	25,963
Hilton Worldwide Holdings, Inc.	9,053	1,728,761
InterContinental Hotels Group PLC	4,549	431,380
Marriott International, Inc., Class A	1,339	320,999
Sands China, Ltd.†	5,200	13,636
Whitbread PLC	375	17,017
		2,542,288
Machinery-Construction & Mining — 0.2%
Epiroc AB, Class A	1,219	21,455
Epiroc AB, Class B	804	12,519
Hitachi Construction Machinery Co., Ltd.	200	5,683
Hitachi, Ltd.	5,700	447,738
Komatsu, Ltd.	2,000	57,101
Metso Oyj	1,448	14,436
Mitsubishi Electric Corp.	4,300	63,324
Mitsubishi Heavy Industries, Ltd.	700	46,721
Sandvik AB	2,229	46,652
Siemens Energy AG†	1,058	15,967
Weir Group PLC	535	12,332
		743,928
Machinery-Diversified — 1.3%
ANDRITZ AG	140	8,572
Atlas Copco AB, Class A	35,515	566,649
Atlas Copco AB, Class B	3,218	44,504
Beijer Ref AB	785	10,629
Daifuku Co., Ltd.	700	13,835
Deere & Co.	7,860	3,093,539
Dover Corp.	1,947	291,622
FANUC Corp.	1,900	52,365
Hexagon AB, Class B	4,346	47,367
Husqvarna AB, Class B	708	5,469
Ingersoll Rand, Inc.	4,208	336,051
Keyence Corp.	1,500	672,866
Kone Oyj, Class B	731	36,178
Kubota Corp.	2,400	36,441
Middleby Corp.†	1,234	174,080
Omron Corp.	400	17,944
SMC Corp.	100	55,650
Spirax-Sarco Engineering PLC	152	19,131
Wartsila OYJ Abp	998	14,714
Yaskawa Electric Corp.	500	18,811
		5,516,417
Media — 0.2%
Bollore SE	1,601	10,569
Informa PLC	2,655	26,151
Liberty Broadband Corp., Class C†	2,661	208,755
Liberty Media Corp.-Liberty SiriusXM†	9,691	294,219
Nexstar Media Group, Inc.	1,090	193,704
Pearson PLC	1,399	17,167
Schibsted ASA, Class A	145	4,443
Schibsted ASA, Class B	194	5,552
Security Description	Shares or Principal Amount	Value

Media (continued)
Vivendi SE	1,371	$ 15,565
Wolters Kluwer NV	497	73,307
		849,432
Metal Fabricate/Hardware — 0.0%
MISUMI Group, Inc.	600	10,345
SKF AB, Class A	29	580
SKF AB, Class B	741	14,569
Tenaris SA	956	15,155
Timken Co.	1,928	157,922
		198,571
Mining — 0.4%
Anglo American PLC	2,573	61,072
Antofagasta PLC	713	15,507
BHP Group, Ltd. (ASX)	10,441	320,417
BHP Group, Ltd. (LSE)	18,960	583,759
Boliden AB	564	14,869
Freeport-McMoRan, Inc.	3,058	121,372
Fresnillo PLC	398	2,670
Glencore PLC	19,025	101,232
IGO, Ltd.	1,396	6,786
KGHM Polska Miedz SA	281	7,788
Norsk Hydro ASA	2,698	15,671
Northern Star Resources, Ltd.	2,369	20,253
Pilbara Minerals, Ltd.	5,851	13,324
Rio Tinto PLC	2,203	153,608
Rio Tinto, Ltd.	765	66,381
South32, Ltd.	9,337	20,558
Sumitomo Metal Mining Co., Ltd.	500	13,811
		1,539,078
Miscellaneous Manufacturing — 0.2%
Alfa Laval AB	596	21,917
Carlisle Cos., Inc.	815	256,122
Indutrade AB	551	13,387
ITT, Inc.	1,237	149,405
JSR Corp.	400	10,962
Nikon Corp.	700	7,138
Orica, Ltd.	939	9,916
Siemens AG	1,460	263,088
Smiths Group PLC	716	14,686
Trelleborg AB, Class B	445	13,482
		760,103
Office/Business Equipment — 0.0%
Canon, Inc.	2,000	55,393
Ricoh Co., Ltd.	1,300	10,250
Seiko Epson Corp.	600	8,796
		74,439
Oil & Gas — 2.6%
Aker BP ASA	633	16,787
Ampol, Ltd.	491	11,689
BP PLC	174,300	1,020,905
Chevron Corp.	11,859	1,748,373
ConocoPhillips	14,943	1,671,674
Coterra Energy, Inc.	5,789	144,030
DCC PLC	204	14,813
ENEOS Holdings, Inc.	6,200	25,186
Eni SpA	4,400	70,376
EOG Resources, Inc.	10,966	1,247,821
Equinor ASA	1,947	55,830
Exxon Mobil Corp.	15,014	1,543,589

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Galp Energia SGPS SA	991	$ 15,542
Idemitsu Kosan Co., Ltd.	2,000	11,042
Inpex Corp.	1,800	24,553
Neste Oyj	882	30,394
OMV AG	294	13,077
Orlen SA	1,199	18,670
Phillips 66	2,865	413,448
Pioneer Natural Resources Co.	2,825	649,270
Repsol SA	2,407	35,520
Santos, Ltd.	6,347	32,539
Shell PLC	76,704	2,381,426
TotalEnergies SE	4,629	301,478
Var Energi ASA	1,225	3,543
Woodside Energy Group, Ltd.	3,914	82,034
		11,583,609
Oil & Gas Services — 0.2%
Baker Hughes Co.	23,841	679,469
TechnipFMC PLC	15,477	299,325
		978,794
Packaging & Containers — 0.2%
D.S. Smith PLC	2,755	9,818
Graphic Packaging Holding Co.	5,476	139,693
Huhtamaki Oyj	192	7,546
Packaging Corp. of America	2,101	348,514
Silgan Holdings, Inc.	3,010	138,280
Stora Enso Oyj, Class R	1,217	15,420
Svenska Cellulosa AB SCA, Class A	39	532
Westrock Co.	3,985	160,436
		820,239
Pharmaceuticals — 3.7%
AbbVie, Inc.	18,126	2,979,913
Amplifon SpA	268	8,728
Astellas Pharma, Inc.	3,700	43,280
AstraZeneca PLC	12,733	1,694,682
Bayer AG	1,890	58,835
Bristol-Myers Squibb Co.	19,228	939,672
Cencora, Inc.	2,356	548,194
Chugai Pharmaceutical Co., Ltd.	1,300	46,900
Cigna Group	621	186,890
CVS Health Corp.	2,894	215,227
Daiichi Sankyo Co., Ltd.	4,000	120,614
Eisai Co., Ltd.	600	28,383
Eli Lilly & Co.	1,631	1,052,990
GSK PLC	8,442	167,185
Henry Schein, Inc.†	3,097	231,779
Hikma Pharmaceuticals PLC	328	8,005
Ipsen SA	73	8,416
Johnson & Johnson	10,644	1,691,331
Kyowa Kirin Co., Ltd.	500	7,878
McKesson Corp.	429	214,453
Medipal Holdings Corp.	400	6,409
Merck & Co., Inc.	2,137	258,107
Merck KGaA	266	43,810
Novartis AG	4,233	438,408
Novo Nordisk A/S, Class B	31,332	3,578,436
Ono Pharmaceutical Co., Ltd.	900	16,241
Orion Oyj, Class A	56	2,548
Orion Oyj, Class B	220	10,140
Otsuka Holdings Co., Ltd.	900	35,420
Recordati Industria Chimica e Farmaceutica SpA	200	11,035
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Roche Holding AG	4,126	$ 1,178,871
Roche Holding AG (BR)	60	18,156
Sandoz Group AG†	813	27,901
Sanofi SA	2,342	235,164
Shionogi & Co., Ltd.	600	28,859
Taisho Pharmaceutical Holdings Co., Ltd.	100	5,823
Takeda Pharmaceutical Co., Ltd.	3,200	94,113
Teva Pharmaceutical Industries, Ltd.†	2,309	27,914
UCB SA	248	23,265
		16,293,975
Pipelines — 0.2%
APA Group	2,645	14,695
Cheniere Energy, Inc.	1,308	214,499
Kinder Morgan, Inc.	20,218	342,089
Williams Cos., Inc.	10,222	354,294
		925,577
Private Equity — 0.3%
3i Group PLC	20,899	652,211
Blackstone, Inc.	3,864	480,875
CapitaLand Investment, Ltd.	4,900	10,749
EQT AB	1,386	37,045
Intermediate Capital Group PLC	599	13,554
Partners Group Holding AG	44	59,790
		1,254,224
Real Estate — 0.1%
Azrieli Group, Ltd.	75	5,043
Castellum AB†	892	11,534
CBRE Group, Inc., Class A†	2,221	191,695
CK Asset Holdings, Ltd.	4,000	17,900
Daito Trust Construction Co., Ltd.	100	11,381
Deutsche Wohnen SE	101	2,462
ESR Group, Ltd.*	5,200	6,637
Fastighets AB Balder, Class B†	1,346	8,980
Hang Lung Properties, Ltd.	4,000	4,626
Henderson Land Development Co., Ltd.	3,000	7,834
Hulic Co., Ltd.	1,100	12,155
Mitsubishi Estate Co., Ltd.	2,600	36,129
Mitsui Fudosan Co., Ltd.	1,900	47,653
Nomura Real Estate Holdings, Inc.	200	5,480
REA Group, Ltd.	105	12,508
Sagax AB	259	704
Sagax AB, Class B	409	9,892
Sino Land Co., Ltd.	6,000	6,232
Sumitomo Realty & Development Co., Ltd.	1,000	31,447
Sun Hung Kai Properties, Ltd.	4,000	37,014
Swire Properties, Ltd.	2,200	4,080
Tokyu Fudosan Holdings Corp.	1,200	8,005
UOL Group, Ltd.	1,100	5,099
Vonovia SE	1,679	52,565
Wharf Holdings, Ltd.	2,000	5,798
Wharf Real Estate Investment Co., Ltd.	3,000	8,786
		551,639
REITS — 1.4%
American Homes 4 Rent, Class A	6,817	238,936
Apple Hospitality REIT, Inc.	8,636	138,694
Brixmor Property Group, Inc.	10,500	235,620
CapitaLand Ascendas REIT	7,472	16,184
CapitaLand Integrated Commercial Trust	9,685	14,431
CBL & Associates Properties, Inc.	5,513	128,894
Daiwa House REIT Investment Corp.	5	8,849

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Dexus	2,217	$ 11,248
EastGroup Properties, Inc.	386	68,488
Federal Realty Investment Trust	1,990	202,443
GLP J-REIT	10	8,938
Goodman Group	3,571	59,150
GPT Group	3,945	11,956
Japan Metropolitan Fund Investment Corp.	14	9,495
Japan Real Estate Investment Corp.	3	11,497
Kimco Realty Corp.	16,906	341,501
Lamar Advertising Co., Class A	2,258	236,367
Land Securities Group PLC	1,428	12,025
Link REIT	5,300	26,361
Mapletree Pan Asia Commercial Trust	5,000	5,407
Mid-America Apartment Communities, Inc.	2,817	356,013
Mirvac Group	8,135	11,479
Nippon Building Fund, Inc.	3	12,159
Nippon Prologis REIT, Inc.	5	8,904
Nomura Real Estate Master Fund, Inc.	8	8,765
Prologis, Inc.	22,474	2,847,231
Public Storage	1,288	364,749
Rayonier, Inc.	5,604	169,801
Regency Centers Corp.	2,168	135,869
Scentre Group	10,700	21,239
Segro PLC	2,374	26,194
Stockland	4,916	14,660
Vicinity, Ltd.	7,470	9,958
Warehouses De Pauw	336	9,801
Welltower, Inc.	789	68,256
Weyerhaeuser Co.	12,645	414,377
		6,265,939
Retail — 3.4%
ABC-Mart, Inc.	200	3,458
Alimentation Couche-Tard, Inc.	9,195	538,794
Associated British Foods PLC	688	20,408
AutoZone, Inc.†	417	1,151,808
B&M European Value Retail SA	1,923	12,588
Bath & Body Works, Inc.	5,905	251,907
Best Buy Co., Inc.	1,924	139,471
Cie Financiere Richemont SA, Class A	1,100	164,230
Dick's Sporting Goods, Inc.	1,968	293,370
Fast Retailing Co., Ltd.	300	80,101
H & M Hennes & Mauritz AB, Class B	1,237	17,415
Home Depot, Inc.	652	230,130
Industria de Diseno Textil SA	12,119	518,023
Jardine Cycle & Carriage, Ltd.	200	3,848
JD Sports Fashion PLC	5,161	7,587
Kingfisher PLC	3,879	10,784
Lawson, Inc.	100	5,738
Lowe's Cos., Inc.	6,720	1,430,285
Lululemon Athletica, Inc.†	495	224,641
MatsukiyoCocokara & Co.	800	14,617
McDonald's Corp.	11,435	3,347,253
McDonald's Holdings Co. Japan, Ltd.	200	8,895
Moncler SpA	422	25,982
Murphy USA, Inc.	509	179,433
Next PLC	246	26,297
Nitori Holdings Co., Ltd.	200	25,980
O'Reilly Automotive, Inc.†	402	411,266
Pan Pacific International Holdings Corp.	1,100	24,279
Pandora A/S	170	24,857
Reece, Ltd.	714	10,537
Security Description	Shares or Principal Amount	Value

Retail (continued)
Ross Stores, Inc.	7,332	$ 1,028,533
Swatch Group AG (TRQX)	109	4,976
Swatch Group AG (XEGT)	60	14,061
Texas Roadhouse, Inc.	1,695	213,095
TJX Cos., Inc.	19,835	1,882,540
USS Co., Ltd.	400	7,576
Wal-Mart de Mexico SAB de CV	163,139	673,826
Welcia Holdings Co., Ltd.	200	3,379
Wesfarmers, Ltd.	2,339	88,991
Yum! Brands, Inc.	12,462	1,613,704
Zensho Holdings Co., Ltd.	200	9,771
		14,744,434
Semiconductors — 6.5%
Advanced Micro Devices, Inc.†	9,836	1,649,399
Advantest Corp.	1,500	59,112
Analog Devices, Inc.	12,106	2,328,710
ASM International NV	90	50,118
ASML Holding NV	5,470	4,688,050
ASML Holding NV	296	257,467
Broadcom, Inc.	748	882,640
Disco Corp.	200	53,720
Entegris, Inc.	1,998	235,165
Hamamatsu Photonics KK	300	11,858
Infineon Technologies AG	11,325	412,963
Lam Research Corp.	627	517,382
Lasertec Corp.	200	53,194
NVIDIA Corp.	13,297	8,181,245
NXP Semiconductors NV	8,567	1,803,953
Renesas Electronics Corp.†	2,700	44,462
Rohm Co., Ltd.	700	12,253
Samsung Electronics Co., Ltd. GDR*	1,912	2,615,616
STMicroelectronics NV	1,345	59,054
SUMCO Corp.	700	10,597
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	37,276	4,210,697
Texas Instruments, Inc.	2,181	349,222
Tokyo Electron, Ltd.	900	166,858
		28,653,735
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	180	9,186
Software — 4.9%
Adobe, Inc.†	1,882	1,162,662
Cadence Design Systems, Inc.†	792	228,460
Capcom Co., Ltd.	300	11,594
Confluent, Inc., Class A†	7,107	158,913
Dassault Systemes SE	6,664	347,287
HubSpot, Inc.†	440	268,840
Intuit, Inc.	1,591	1,004,446
Koei Tecmo Holdings Co., Ltd.	200	2,487
Konami Group Corp.	200	12,287
Microsoft Corp.	38,664	15,372,033
MongoDB, Inc.†	585	234,304
Nexon Co., Ltd.	900	14,252
Oracle Corp.	7,780	869,026
Oracle Corp. Japan	100	7,880
Sage Group PLC	2,104	31,351
SAP SE	2,202	383,214
Sega Sammy Holdings, Inc.	300	4,414
Snowflake, Inc., Class A†	1,409	275,657
Square Enix Holdings Co., Ltd.	200	7,817
Synopsys, Inc.†	521	277,875
Take-Two Interactive Software, Inc.†	2,282	376,370

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
TIS, Inc.	500	$ 11,158
WiseTech Global, Ltd.	356	16,754
Workday, Inc., Class A†	1,133	329,782
		21,408,863
Telecommunications — 0.5%
Arista Networks, Inc.†	919	237,727
Bezeq The Israeli Telecommunication Corp., Ltd.	4,158	5,499
BT Group PLC	12,997	18,415
Cisco Systems, Inc.	2,894	145,221
Deutsche Telekom AG	7,125	175,133
Elisa Oyj	296	13,463
HKT Trust & HKT, Ltd.	7,000	8,407
KDDI Corp.	3,100	102,577
Koninklijke KPN NV	6,350	21,602
Nice, Ltd.†	131	27,218
Nippon Telegraph & Telephone Corp.	368,700	465,485
Nokia Oyj	10,726	38,764
Orange SA	3,624	43,081
Singapore Telecommunications, Ltd.	8,500	15,004
Singapore Telecommunications, Ltd.	7,600	13,521
SoftBank Corp.	5,800	77,102
SoftBank Group Corp.	2,000	86,468
Spark New Zealand, Ltd.	3,753	12,175
Swisscom AG	52	31,086
Tele2 AB, Class B	1,095	9,341
Telecom Italia SpA†	20,778	6,262
Telefonaktiebolaget LM Ericsson, Class A	120	659
Telefonaktiebolaget LM Ericsson, Class B	6,325	34,959
Telefonica SA	10,824	44,214
Telekom Austria AG	282	2,456
Telenor ASA	1,299	14,413
Telia Co. AB	4,637	11,976
Telkom Indonesia Persero Tbk PT	1,074,100	269,553
Telstra Group, Ltd.	8,337	21,979
T-Mobile US, Inc.	1,001	161,391
TPG Telecom, Ltd.	878	3,032
Verizon Communications, Inc.	4,805	203,492
Vodafone Group PLC	44,881	38,337
		2,360,012
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	1,400	30,336
Nintendo Co., Ltd.	2,200	123,059
		153,395
Transportation — 0.9%
AP Moller-Maersk A/S, Series A	6	10,879
AP Moller-Maersk A/S, Series B	8	14,754
Aurizon Holdings, Ltd.	3,795	9,375
Canadian National Railway Co.	5,363	665,284
Central Japan Railway Co.	1,800	44,984
CSX Corp.	15,641	558,384
Deutsche Post AG	9,797	471,432
DSV A/S	353	63,119
East Japan Railway Co.	700	40,049
FedEx Corp.	637	153,702
Getlink SE	651	11,210
Hankyu Hanshin Holdings, Inc.	500	15,321
JB Hunt Transport Services, Inc.	1,415	284,387
Kawasaki Kisen Kaisha, Ltd.	300	14,693
Keio Corp.	200	5,872
Keisei Electric Railway Co., Ltd.	300	13,575
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Kintetsu Group Holdings Co., Ltd.	400	$ 12,351
Kuehne + Nagel International AG	103	35,174
Kyushu Railway Co.	300	6,596
Mitsui OSK Lines, Ltd.	700	25,228
MTR Corp., Ltd.	3,500	11,299
NIPPON EXPRESS HOLDINGS, Inc.	200	11,912
Nippon Yusen KK	1,000	34,685
Norfolk Southern Corp.	2,179	512,588
Odakyu Electric Railway Co., Ltd.	700	10,682
Old Dominion Freight Line, Inc.	451	176,350
Poste Italiane SpA*	945	10,239
SG Holdings Co., Ltd.	900	11,646
Tobu Railway Co., Ltd.	400	10,596
Tokyu Corp.	1,200	14,085
Union Pacific Corp.	1,415	345,161
United Parcel Service, Inc., Class B	1,037	147,150
West Japan Railway Co.	500	20,803
Yamato Holdings Co., Ltd.	700	12,120
		3,785,685
Water — 0.0%
Severn Trent PLC	544	17,873
United Utilities Group PLC	1,406	18,918
Veolia Environnement SA	1,264	41,172
		77,963
Total Common Stocks (cost $236,766,771)		271,803,438
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)† (cost $4,523)	12,427	3,916
CORPORATE BONDS & NOTES — 16.9%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 150,000	141,269
Lamar Media Corp.
4.88%, 01/15/2029	145,000	140,320
		281,589
Aerospace/Defense — 0.6%
BAE Systems PLC
3.40%, 04/15/2030*	45,000	41,474
Boeing Co.
3.95%, 08/01/2059	555,000	409,917
Howmet Aerospace, Inc.
6.75%, 01/15/2028	90,000	94,724
L3Harris Technologies, Inc.
4.40%, 06/15/2028	345,000	340,536
5.40%, 01/15/2027	390,000	397,741
Northrop Grumman Corp.
4.40%, 05/01/2030	105,000	103,722
Raytheon Technologies Corp.
2.38%, 03/15/2032	135,000	112,319
RTX Corp.
4.13%, 11/16/2028	985,000	960,118
		2,460,551
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/2032	325,000	265,727
BAT Capital Corp.
3.22%, 09/06/2026	100,000	95,746

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture (continued)
3.46%, 09/06/2029	$ 165,000	$ 151,471
4.39%, 08/15/2037	408,000	344,248
7.08%, 08/02/2043	15,000	15,914
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	250,000	237,493
Philip Morris International, Inc.
1.50%, 05/01/2025	20,000	19,219
3.88%, 08/21/2042	240,000	197,184
5.13%, 02/15/2030	210,000	213,460
5.38%, 02/15/2033	175,000	178,604
		1,719,066
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	150,000	147,305
Apparel — 0.0%
William Carter Co.
5.63%, 03/15/2027*	75,000	73,608
Auto Manufacturers — 0.2%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	19,236
5.88%, 06/01/2029*	110,000	109,321
American Honda Finance Corp.
2.30%, 09/09/2026	250,000	236,629
American Honda Finance Corp. FRS
5.94%, (SOFR+0.62%), 06/07/2024	238,000	238,174
Ford Motor Credit Co. LLC
4.13%, 08/17/2027	200,000	189,966
General Motors Co.
5.95%, 04/01/2049	145,000	142,737
		936,063
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	200,000	204,476
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	170,000	154,696
		359,172
Banks — 4.7%
ABN AMRO Bank NV
1.54%, 06/16/2027*	400,000	364,137
Bank of America Corp.
1.73%, 07/22/2027	1,195,000	1,101,469
2.55%, 02/04/2028	260,000	242,120
2.59%, 04/29/2031	160,000	138,553
2.65%, 03/11/2032	660,000	559,944
2.69%, 04/22/2032	55,000	46,691
3.50%, 04/19/2026	250,000	243,788
3.97%, 02/07/2030	250,000	238,533
5.20%, 04/25/2029	30,000	30,245
5.29%, 04/25/2034	235,000	236,444
5.82%, 09/15/2029	325,000	336,022
5.87%, 09/15/2034	220,000	230,372
BPCE SA
1.65%, 10/06/2026*	750,000	700,985
6.71%, 10/19/2029*	995,000	1,046,494
CaixaBank SA
6.84%, 09/13/2034*	335,000	356,316
Citigroup, Inc.
0.98%, 05/01/2025	400,000	394,811
2.01%, 01/25/2026	460,000	443,991
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.11%, 04/08/2026	$ 765,000	$ 745,807
3.20%, 10/21/2026	45,000	43,048
3.52%, 10/27/2028	410,000	388,948
3.89%, 01/10/2028	250,000	242,775
4.45%, 09/29/2027	250,000	245,097
Credit Agricole SA
1.25%, 01/26/2027*	250,000	231,396
1.91%, 06/16/2026*	250,000	238,300
Deutsche Bank AG
6.82%, 11/20/2029	150,000	157,626
Goldman Sachs Group, Inc.
1.09%, 12/09/2026	250,000	232,054
1.54%, 09/10/2027	505,000	460,693
1.95%, 10/21/2027	100,000	91,968
1.99%, 01/27/2032	535,000	435,415
2.64%, 02/24/2028	190,000	177,020
3.10%, 02/24/2033	325,000	279,810
3.62%, 03/15/2028	140,000	134,257
4.39%, 06/15/2027	270,000	266,828
Goldman Sachs Group, Inc. FRS
5.86%, (TSFR1M+0.51%), 09/10/2024	250,000	249,817
HSBC Holdings PLC
2.01%, 09/22/2028	200,000	178,755
2.25%, 11/22/2027	1,145,000	1,054,977
6.16%, 03/09/2029	200,000	206,740
Intesa Sanpaolo SpA
7.20%, 11/28/2033*	200,000	214,267
Lloyds Banking Group PLC
1.63%, 05/11/2027	200,000	184,086
4.45%, 05/08/2025	200,000	197,865
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	295,000	270,047
Morgan Stanley
1.59%, 05/04/2027	140,000	129,653
1.93%, 04/28/2032	595,000	480,021
2.24%, 07/21/2032	70,000	57,393
2.70%, 01/22/2031	85,000	74,685
5.12%, 02/01/2029	65,000	65,238
5.16%, 04/20/2029	25,000	25,164
5.17%, 01/16/2030	220,000	221,892
5.42%, 07/21/2034	90,000	91,166
5.45%, 07/20/2029	335,000	340,957
5.47%, 01/18/2035	50,000	51,025
6.25%, 08/09/2026	250,000	258,231
6.63%, 11/01/2034	210,000	232,458
NatWest Markets PLC
0.80%, 08/12/2024*	200,000	195,117
PNC Financial Services Group, Inc.
5.68%, 01/22/2035	45,000	46,179
6.88%, 10/20/2034	120,000	133,366
Santander UK Group Holdings PLC
6.53%, 01/10/2029	410,000	424,871
Societe Generale SA
1.49%, 12/14/2026*	200,000	184,988
1.79%, 06/09/2027*	400,000	365,536
2.80%, 01/19/2028*	400,000	370,024
6.07%, 01/19/2035*	200,000	200,795
Standard Chartered PLC
1.82%, 11/23/2025*	250,000	241,897
Svenska Handelsbanken AB
5.50%, 06/15/2028*	710,000	722,784
Toronto-Dominion Bank FRS
6.43%, (SOFR+1.08%), 07/17/2026	350,000	351,704

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Truist Financial Corp.
5.71%, 01/24/2035	$ 75,000	$ 76,264
UBS Group AG
5.43%, 02/08/2030*	215,000	216,660
US Bancorp
5.38%, 01/23/2030	110,000	111,304
5.68%, 01/23/2035	65,000	66,508
Wells Fargo & Co.
2.19%, 04/30/2026	300,000	288,612
3.58%, 05/22/2028	250,000	239,263
5.50%, 01/23/2035	245,000	249,870
5.56%, 07/25/2034	480,000	490,053
5.57%, 07/25/2029	150,000	153,302
		20,795,491
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	780,000	770,527
Biotechnology — 0.4%
Amgen, Inc.
2.45%, 02/21/2030	670,000	593,423
4.20%, 02/22/2052	130,000	107,891
5.25%, 03/02/2033	110,000	112,218
Biogen, Inc.
2.25%, 05/01/2030	850,000	724,555
Gilead Sciences, Inc.
3.50%, 02/01/2025	250,000	245,824
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	21,000	17,348
		1,801,259
Building Materials — 0.1%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	235,000	210,147
EMRLD Borrower LP / Emerald Co-Issuer, Inc.
6.63%, 12/15/2030*	145,000	146,460
Griffon Corp.
5.75%, 03/01/2028	75,000	73,500
Standard Industries, Inc.
4.75%, 01/15/2028*	158,000	151,115
		581,222
Chemicals — 0.1%
Chemours Co.
5.75%, 11/15/2028*	80,000	75,456
Element Solutions, Inc.
3.88%, 09/01/2028*	100,000	91,355
H.B. Fuller Co.
4.25%, 10/15/2028	250,000	232,158
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.38%, 09/01/2025*	26,000	22,191
Westlake Corp.
3.60%, 08/15/2026	250,000	241,948
		663,108
Commercial Services — 0.2%
Block, Inc.
3.50%, 06/01/2031	105,000	90,455
Ford Foundation
2.82%, 06/01/2070	65,000	40,621
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Global Payments, Inc.
2.90%, 05/15/2030 to 11/15/2031	$ 365,000	$ 319,609
3.20%, 08/15/2029	70,000	63,356
Herc Holdings, Inc.
5.50%, 07/15/2027*	90,000	88,374
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	190,000	189,911
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	97,599
University of Southern California
2.81%, 10/01/2050	125,000	87,852
3.23%, 10/01/2120	50,000	31,115
		1,008,892
Computers — 0.1%
Leidos, Inc.
2.30%, 02/15/2031	40,000	33,342
NCR Voyix Corp.
5.00%, 10/01/2028*	150,000	141,415
Seagate HDD Cayman
9.63%, 12/01/2032	75,000	86,162
		260,919
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	125,000	122,352
Kenvue, Inc.
4.90%, 03/22/2033	64,000	65,285
		187,637
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028*	95,000	89,029
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	600,000	556,510
3.50%, 01/15/2025	190,000	186,226
CDP Financial, Inc.
3.15%, 07/24/2024*	250,000	247,366
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	215,000	211,972
OneMain Finance Corp.
6.63%, 01/15/2028	110,000	109,615
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	135,000	119,996
		1,431,685
Electric — 1.3%
AES Corp.
1.38%, 01/15/2026	150,000	139,121
AES Panama Generation Holdings SRL
4.38%, 05/31/2030*	225,882	192,993
Alfa Desarrollo SpA
4.55%, 09/27/2051*	198,752	145,194
Ameren Corp.
3.50%, 01/15/2031	140,000	127,716
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	56,895
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	9,411
Commonwealth Edison Co.
3.70%, 03/01/2045	45,000	35,949

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Constellation Energy Generation LLC
5.60%, 03/01/2028 to 06/15/2042	$ 200,000	$ 204,724
6.13%, 01/15/2034	214,000	228,372
6.25%, 10/01/2039	140,000	149,722
6.50%, 10/01/2053	30,000	33,531
DTE Energy Co.
2.53%, 10/01/2024	250,000	244,820
Duke Energy Corp.
4.85%, 01/05/2029	50,000	50,156
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	317,365
Duke Energy Indiana LLC
5.40%, 04/01/2053	15,000	14,976
Emera US Finance LP
2.64%, 06/15/2031	210,000	172,438
4.75%, 06/15/2046	85,000	70,238
Entergy Louisiana LLC
4.95%, 01/15/2045	120,000	111,786
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	22,025
FirstEnergy Transmission LLC
2.87%, 09/15/2028*	185,000	168,990
Fortis, Inc.
3.06%, 10/04/2026	150,000	142,724
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	124,313
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	55,000	46,356
4.30%, 01/15/2026*	35,000	34,376
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	38,952
Niagara Mohawk Power Corp.
3.51%, 10/01/2024*	250,000	246,000
NRG Energy, Inc.
3.63%, 02/15/2031*	65,000	55,753
5.75%, 01/15/2028	35,000	34,627
Ohio Power Co.
2.90%, 10/01/2051	65,000	42,804
Oklahoma Gas & Electric Co.
5.40%, 01/15/2033	180,000	186,693
Pacific Gas & Electric Co.
4.00%, 12/01/2046	265,000	199,216
4.60%, 06/15/2043	72,000	60,303
PacifiCorp
4.13%, 01/15/2049	105,000	84,190
5.25%, 06/15/2035	500,000	497,640
Potomac Electric Power Co.
3.60%, 03/15/2024	90,000	89,744
PPL Electric Utilities Corp.
3.95%, 06/01/2047	250,000	207,313
Public Service Co. of Colorado
1.88%, 06/15/2031	250,000	204,872
Public Service Co. of Oklahoma
2.20%, 08/15/2031	115,000	95,061
Southern California Edison Co.
3.60%, 02/01/2045	156,000	120,067
4.13%, 03/01/2048	70,000	57,613
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025*	125,000	122,785
Union Electric Co.
5.25%, 01/15/2054	120,000	117,865
Security Description	Shares or Principal Amount	Value

Electric (continued)
Vista Operations Co. LLC
3.70%, 01/30/2027*	$ 65,000	$ 61,961
Vistra Operations Co. LLC
5.63%, 02/15/2027*	70,000	68,954
7.75%, 10/15/2031*	75,000	77,910
		5,514,514
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	175,000	162,838
WESCO Distribution, Inc.
7.13%, 06/15/2025*	95,000	95,504
		258,342
Electronics — 0.0%
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	73,716
Engineering & Construction — 0.0%
Dycom Industries, Inc.
4.50%, 04/15/2029*	80,000	74,606
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	130,000	121,162
		195,768
Entertainment — 0.3%
Boyne USA, Inc.
4.75%, 05/15/2029*	80,000	73,279
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	133,360
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	174,000	167,151
4.28%, 03/15/2032	650,000	595,147
5.05%, 03/15/2042	185,000	163,985
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	125,000	118,088
		1,251,010
Environmental Control — 0.1%
GFL Environmental, Inc.
3.75%, 08/01/2025*	80,000	77,808
4.00%, 08/01/2028*	90,000	82,554
Madison IAQ LLC
4.13%, 06/30/2028*	160,000	147,024
Waste Pro USA, Inc.
5.50%, 02/15/2026*	250,000	242,177
		549,563
Food — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	167,000	162,000
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/2034*	560,000	589,411
Kraft Heinz Foods Co.
4.63%, 10/01/2039	61,000	56,770
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	100,000	91,252
Nestle Holdings, Inc.
0.61%, 09/14/2024*	250,000	242,835

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Post Holdings, Inc.
5.63%, 01/15/2028*	$ 75,000	$ 73,808
5.75%, 03/01/2027*	16,000	15,923
		1,231,999
Gas — 0.1%
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	50,185
CenterPoint Energy Resources Corp.
5.40%, 03/01/2033	91,000	94,086
NiSource, Inc.
3.60%, 05/01/2030	250,000	232,982
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	40,000	26,971
		404,224
Healthcare-Products — 0.3%
Baxter International, Inc.
2.54%, 02/01/2032	970,000	809,788
Danaher Corp.
2.80%, 12/10/2051	20,000	13,496
Hologic, Inc.
3.25%, 02/15/2029*	145,000	130,382
Medline Borrower LP
3.88%, 04/01/2029*	165,000	149,392
		1,103,058
Healthcare-Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028*	105,000	102,647
Aetna, Inc.
3.88%, 08/15/2047	120,000	93,292
BayCare Health System, Inc.
3.83%, 11/15/2050	55,000	44,459
BHSH System Obligated Group
3.49%, 07/15/2049	100,000	75,035
Centene Corp.
4.63%, 12/15/2029	124,000	118,688
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	104,589
DaVita, Inc.
3.75%, 02/15/2031*	215,000	177,244
Elevance Health, Inc.
1.50%, 03/15/2026	135,000	126,032
Encompass Health Corp.
4.50%, 02/01/2028	135,000	128,952
4.63%, 04/01/2031	90,000	82,685
HCA, Inc.
2.38%, 07/15/2031	230,000	190,616
3.50%, 09/01/2030	385,000	349,334
5.20%, 06/01/2028	335,000	338,375
5.38%, 02/01/2025	153,000	152,859
5.50%, 06/15/2047	85,000	81,988
Memorial Health Services
3.45%, 11/01/2049	60,000	44,462
MultiCare Health System
2.80%, 08/15/2050	75,000	45,502
Tenet Healthcare Corp.
4.88%, 01/01/2026	160,000	158,577
Texas Health Resources
3.37%, 11/15/2051	45,000	33,147
Trinity Health Corp.
3.43%, 12/01/2048	25,000	19,466
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
UnitedHealth Group, Inc.
3.50%, 08/15/2039	$ 300,000	$ 253,623
		2,721,572
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
4.00%, 04/15/2029*	140,000	126,310
Household Products/Wares — 0.1%
ACCO Brands Corp.
4.25%, 03/15/2029*	170,000	154,136
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	140,344
Spectrum Brands, Inc.
5.00%, 10/01/2029*	110,000	105,600
		400,080
Housewares — 0.1%
Newell Brands, Inc.
6.63%, 09/15/2029	145,000	140,582
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	160,000	141,584
		282,166
Insurance — 0.2%
Brighthouse Financial Global Funding
1.00%, 04/12/2024*	250,000	247,706
Brighthouse Financial Global Funding FRS
6.11%, (SOFR+0.76%), 04/12/2024*	250,000	249,848
Fidelity National Financial, Inc.
2.45%, 03/15/2031	250,000	205,272
MassMutual Global Funding II
2.75%, 06/22/2024*	200,000	197,904
		900,730
Internet — 0.2%
Amazon.com, Inc.
3.10%, 05/12/2051	60,000	43,904
4.05%, 08/22/2047	270,000	240,940
Netflix, Inc.
4.88%, 04/15/2028	132,000	132,918
VeriSign, Inc.
5.25%, 04/01/2025	250,000	250,002
		667,764
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	85,000	79,688
Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/2028*	120,000	111,001
Royal Caribbean Cruises, Ltd.
9.25%, 01/15/2029*	135,000	145,007
		256,008
Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	166,828
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	85,000	78,413
MGM Resorts International
5.50%, 04/15/2027	115,000	113,130
		358,371

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified — 0.0%
Chart Industries, Inc.
7.50%, 01/01/2030*	$ 135,000	$ 138,580
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	250,000	217,415
5.13%, 05/01/2027*	150,000	144,677
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	765,000	660,614
2.80%, 04/01/2031	380,000	313,987
3.50%, 06/01/2041	40,000	27,925
4.91%, 07/23/2025	105,000	104,069
5.38%, 05/01/2047	40,000	33,485
Comcast Corp.
1.95%, 01/15/2031	455,000	381,560
2.35%, 01/15/2027	240,000	225,859
2.45%, 08/15/2052	30,000	18,162
2.80%, 01/15/2051	70,000	45,828
2.94%, 11/01/2056	400,000	258,502
3.30%, 02/01/2027	250,000	241,558
CSC Holdings LLC
6.50%, 02/01/2029*	200,000	170,013
Discovery Communications LLC
4.00%, 09/15/2055	64,000	45,060
DISH DBS Corp.
5.88%, 11/15/2024	205,000	190,318
7.75%, 07/01/2026	40,000	23,569
iHeartCommunications, Inc.
5.25%, 08/15/2027*	135,000	104,741
6.38%, 05/01/2026	75,000	64,414
News Corp.
3.88%, 05/15/2029*	120,000	110,310
Nexstar Media, Inc.
5.63%, 07/15/2027*	115,000	111,999
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	170,000	146,200
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	227,027
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	51,385
5.50%, 09/01/2041	80,000	70,411
6.55%, 05/01/2037	250,000	249,516
Univision Communications, Inc.
4.50%, 05/01/2029*	120,000	106,634
Videotron, Ltd.
5.13%, 04/15/2027*	95,000	93,575
Walt Disney Co.
1.75%, 01/13/2026	250,000	236,755
		4,675,568
Mining — 0.3%
FMG Resources August 2006 Pty, Ltd.
5.88%, 04/15/2030*	80,000	79,007
Freeport-McMoRan, Inc.
5.40%, 11/14/2034	104,000	103,844
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	211,342
6.38%, 10/06/2030*	255,000	273,213
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	250,000	246,812
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025*	200,000	196,954
Security Description	Shares or Principal Amount	Value

Mining (continued)
Kaiser Aluminum Corp.
4.63%, 03/01/2028*	$ 125,000	$ 115,187
Minera Mexico SA de CV
4.50%, 01/26/2050*	230,000	179,429
		1,405,788
Miscellaneous Manufactur — 0.0%
Hillenbrand, Inc.
3.75%, 03/01/2031	165,000	142,744
Oil & Gas — 0.5%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	225,000	194,618
3.59%, 04/14/2027	495,000	480,898
4.99%, 04/10/2034	130,000	130,883
BP Capital Markets PLC
4.38%, 06/22/2025(2)	315,000	308,304
4.88%, 03/22/2030(2)	58,000	54,865
Civitas Resources, Inc.
8.63%, 11/01/2030*	135,000	143,986
ConocoPhillips Co.
5.05%, 09/15/2033	89,000	90,520
5.55%, 03/15/2054	90,000	94,017
Exxon Mobil Corp.
2.61%, 10/15/2030	165,000	147,653
Petroleos Mexicanos
6.50%, 03/13/2027	129,000	120,968
Pioneer Natural Resources Co.
2.15%, 01/15/2031	105,000	89,445
Suncor Energy, Inc.
4.00%, 11/15/2047	250,000	198,578
Total Capital International SA
2.83%, 01/10/2030	115,000	105,557
		2,160,292
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*	200,000	179,638
LABL, Inc.
6.75%, 07/15/2026*	110,000	107,006
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	145,000	144,377
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU
4.00%, 10/15/2027*	120,000	111,900
		542,921
Pharmaceuticals — 0.6%
AbbVie, Inc.
3.20%, 11/21/2029	277,000	258,191
3.60%, 05/14/2025	230,000	226,206
4.05%, 11/21/2039	470,000	425,198
CVS Health Corp.
5.05%, 03/25/2048	235,000	215,452
5.25%, 02/21/2033	285,000	288,504
CVS Pass-Through Trust
7.51%, 01/10/2032*	43,285	45,502
Elanco Animal Health, Inc.
6.65%, 08/28/2028	145,000	147,175
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	625,000	623,695
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	295,000	283,888
		2,513,811

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines — 0.7%
Buckeye Partners LP
3.95%, 12/01/2026	$ 160,000	$ 151,800
Cheniere Energy Partners LP
3.25%, 01/31/2032	270,000	229,203
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	45,000	46,777
6.04%, 11/15/2033*	540,000	566,925
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	128,625
El Paso Natural Gas Co. LLC
7.50%, 11/15/2026	500,000	530,437
Energy Transfer LP
5.15%, 02/01/2043	55,000	49,670
5.30%, 04/01/2044	140,000	130,562
5.63%, 05/01/2027*	225,000	224,573
5.80%, 06/15/2038	65,000	65,668
EnLink Midstream LLC
5.63%, 01/15/2028*	90,000	88,957
EQM Midstream Partners LP
4.50%, 01/15/2029*	200,000	188,158
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034*	259,928	223,087
Hess Midstream Operations LP
5.50%, 10/15/2030*	75,000	73,313
Kinetik Holdings LP
5.88%, 06/15/2030*	115,000	112,959
NGPL PipeCo LLC
4.88%, 08/15/2027*	250,000	245,617
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	49,178
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	125,000	125,325
		3,230,834
REITS — 0.3%
American Tower Corp.
2.10%, 06/15/2030	35,000	29,396
2.40%, 03/15/2025	200,000	193,811
Iron Mountain, Inc.
5.25%, 07/15/2030*	130,000	122,617
Physicians Realty LP
4.30%, 03/15/2027	500,000	488,735
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	115,000	110,394
SBA Tower Trust
2.84%, 01/15/2050*	225,000	217,844
UDR, Inc.
2.10%, 06/15/2033	85,000	65,484
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	65,000	61,511
5.75%, 02/01/2027*	40,000	39,903
		1,329,695
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	125,000	111,724
7-Eleven, Inc.
2.80%, 02/10/2051*	60,000	38,113
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	165,000	155,125
Bath & Body Works, Inc.
6.88%, 11/01/2035	95,000	94,729
Security Description	Shares or Principal Amount	Value

Retail (continued)
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	$ 115,000	$ 106,019
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	119,754
Lowe's Cos., Inc.
4.25%, 04/01/2052	280,000	235,592
Staples, Inc.
7.50%, 04/15/2026*	35,000	32,762
		893,818
Semiconductors — 0.4%
Broadcom, Inc.
3.14%, 11/15/2035*	545,000	448,000
3.47%, 04/15/2034*	100,000	86,859
Entegris, Inc.
3.63%, 05/01/2029*	190,000	171,382
Intel Corp.
5.20%, 02/10/2033	217,000	223,382
Marvell Technology, Inc.
5.75%, 02/15/2029	51,000	52,861
5.95%, 09/15/2033	83,000	87,880
Microchip Technology, Inc.
0.97%, 02/15/2024	188,000	187,654
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	425,000	357,531
2.65%, 02/15/2032	150,000	125,331
		1,740,880
Software — 0.3%
Intuit, Inc.
5.50%, 09/15/2053	35,000	37,339
Microsoft Corp.
2.50%, 09/15/2050*	336,000	221,835
Oracle Corp.
3.60%, 04/01/2040 to 04/01/2050	495,000	392,032
3.95%, 03/25/2051	60,000	46,615
4.90%, 02/06/2033	485,000	480,000
		1,177,821
Telecommunications — 0.9%
AT&T, Inc.
2.55%, 12/01/2033	178,000	144,407
2.75%, 06/01/2031	300,000	260,930
3.55%, 09/15/2055	268,000	190,942
CommScope Technologies LLC
5.00%, 03/15/2027*	90,000	33,176
6.00%, 06/15/2025*	39,000	31,005
CommScope, Inc.
6.00%, 03/01/2026*	40,000	34,647
Corning, Inc.
4.75%, 03/15/2042	250,000	230,596
Crown Castle Towers LLC
4.24%, 07/15/2048*	250,000	237,057
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	155,000	105,981
Lumen Technologies, Inc.
4.00%, 02/15/2027*	215,000	112,071
Rogers Communications, Inc.
3.80%, 03/15/2032	125,000	113,699
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	91,932
Sprint LLC
7.63%, 02/15/2025 to 03/01/2026	120,000	123,912

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74%, 03/20/2025*	$ 78,125	$ 77,536
T-Mobile USA, Inc.
2.05%, 02/15/2028	335,000	302,258
3.38%, 04/15/2029	870,000	807,111
4.75%, 02/01/2028	480,000	477,446
Verizon Communications, Inc.
2.36%, 03/15/2032	925,000	768,194
		4,142,900
Transportation — 0.1%
CSX Corp.
2.50%, 05/15/2051	320,000	202,930
Union Pacific Corp.
3.55%, 08/15/2039	195,000	166,914
		369,844
Total Corporate Bonds & Notes (cost $78,401,465)		74,407,502
ASSET BACKED SECURITIES — 2.8%
Auto Loan Receivables — 2.2%
American Credit Acceptance Receivables Trust
Series 2021-3, Class D 1.34%, 11/15/2027*	1,095,000	1,056,924
Series 2022-1, Class C 2.12%, 03/13/2028*	524,528	519,014
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C 0.89%, 10/19/2026	590,000	565,421
Carmax Auto Owner Trust
Series 2021-1, Class C 0.94%, 12/15/2026	450,000	426,576
CarMax Auto Owner Trust
Series 2020-4, Class C 1.30%, 08/17/2026	695,000	668,263
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A 0.96%, 02/15/2030*	13,482	13,453
Series 2021-3A, Class A 1.00%, 05/15/2030*	111,828	110,597
DT Auto Owner Trust
Series 2021-1A, Class C 0.84%, 10/15/2026*	41,744	41,323
Series 2021-2A, Class C 1.10%, 02/16/2027*	64,894	64,116
Series 2021-3A, Class D 1.31%, 05/17/2027*	600,000	563,045
Series 2020-3A, Class C 1.47%, 06/15/2026*	120,834	119,799
Series 2020-1A, Class D 2.55%, 11/17/2025*	456,750	452,611
Series 2022-3A, Class B 6.74%, 07/17/2028*	220,000	221,621
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	74,730	73,898
First Investors Auto Owner Trust
Series 2023-1A, Class C 6.81%, 12/17/2029*	470,000	483,565
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Ford Credit Auto Owner Trust
Series 2021-1, Class A 1.37%, 10/17/2033*	$ 100,000	$ 92,907
GLS Auto Select Receivables Trust
Series 2023-2A, Class C 7.31%, 01/15/2030*	450,000	474,082
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A 0.87%, 07/14/2028*	203,626	195,854
Santander Drive Auto Receivables Trust
Series 2021-3, Class C 0.95%, 09/15/2027	96,655	95,953
Series 2021-1, Class D 1.13%, 11/16/2026	78,874	77,031
Series 2020-4, Class D 1.48%, 01/15/2027	522,375	512,193
Series 2020-3, Class D 1.64%, 11/16/2026	274,199	269,835
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.56%, 11/25/2031*	250,000	247,471
Westlake Automobile Receivables Trust
Series 2021-2A, Class C 0.89%, 07/15/2026*	440,625	433,298
Series 2021-1A, Class C 0.95%, 03/16/2026*	473,094	469,741
Series 2021-1A, Class D 1.23%, 04/15/2026*	322,000	312,468
Series 2021-3A, Class C 1.58%, 01/15/2027*	315,000	306,470
Series 2023-3A, Class C 6.02%, 09/15/2028*	600,000	604,291
		9,471,820
Home Equity — 0.0%
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 6.31%, (TSFR1M+0.97%), 11/25/2034	13,203	12,805
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 6.19%, (TSFR1M+0.85%), 08/25/2035	112,608	99,541
		112,346
Other Asset Backed Securities — 0.6%
CCG Receivables Trust
Series 2021-1, Class A2 0.30%, 06/14/2027*	8,196	8,114
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	84,849
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	25,206	22,507
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	20,415	19,462
Commonbond Student Loan Trust FRS
Series 2018-AGS, Class A2 5.95%, (TSFR1M+0.61%), 02/25/2044*	16,176	15,880
Granite Park Equipment Leasing
Series 2023-1A, Class A3 6.46%, 09/20/2032*	192,000	198,031

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
GSAMP Trust FRS
Series 2006-FM1, Class A2C 5.77%, (TSFR1M+0.43%), 04/25/2036	$ 140,067	$ 86,795
HPEFS Equipment Trust
Series 2023-2A, Class C 6.48%, 01/21/2031*	357,000	364,056
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	124,676	108,234
NMEF Funding LLC
Series 2023-A, Class A2 6.57%, 06/17/2030*	343,000	346,466
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A 3.60%, 10/25/2040*	315,000	289,891
Progress Residential Trust
Series 2023-SFR2, Class B 4.50%, 10/17/2028*	100,000	95,749
SCF Equipment Leasing LLC
Series 2023-1A, Class B 6.37%, 05/20/2032*	430,000	444,938
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 5.85%, (TSFR3M+0.46%), 12/15/2039	51,159	49,283
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	124,009	112,398
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2 1.08%, 01/15/2025*	400,000	385,822
Tricon Residential Trust
Series 2023-SFR2, Class B 5.00%, 12/17/2040*	220,000	213,772
		2,846,247
Total Asset Backed Securities (cost $12,388,362)		12,430,413
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
Commercial and Residential — 1.4%
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	33,259	30,726
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	18,718	17,781
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.23%, 08/10/2038*(3)	100,000	94,162
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	82,624
Braemar Hotels & Resorts Trust FRS
Series 2018-PRME, Class A 6.33%, (TSFR1M+0.99%), 06/15/2035*	3,432	3,425
BX Commercial Mtg. Trust FRS
Series 2021-VINO, Class A 6.10%, (TSFR1M+0.77%), 05/01/2038*	75,583	74,803
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.58%, 11/15/2050(3)	60,000	53,325
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	205,000	137,805
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2016-CD2, Class C 4.11%, 11/10/2049(3)	$ 130,000	$ 106,085
Series 2018-CD7, Class C 5.00%, 08/15/2051(3)	600,000	534,293
CIM Trust FRS
Series 2019-INV1, Class A2 6.46%, (SOFR30A+1.11%), 02/25/2049*	5,535	5,334
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 4.28%, 04/10/2048(3)	117,435	107,954
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	123,918	122,416
COMM Mtg. Trust
Series 2016-667M, Class A 3.14%, 10/10/2036*	100,000	87,980
Countrywide Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 5.65%, (TSFR1M+0.31%), 07/20/2046	89,442	66,494
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	350,000	288,887
CSMC Trust VRS
Series 2015-1, Class B2 3.90%, 01/25/2045*(3)	31,005	29,394
DBGS Mtg. Trust FRS
Series 2018-BIOD, Class A 6.43%, (TSFR1M+1.10%), 05/15/2035*	150,771	150,205
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	88,018	72,190
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	169,569	119,546
ILPT Commercial Mtg. Trust FRS
Series 2022-LPF2, Class A 7.58%, (TSFR1M+2.25%), 10/15/2039*	251,909	251,279
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 4.09%, 07/15/2045(3)	394,608	348,873
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.51%, 12/15/2049(3)	60,000	47,971
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	48,389	43,415
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	26,422	23,554
Series 2017-3, Class B2 3.76%, 08/25/2047*(3)	150,691	137,243
LB-UBS Commercial Mtg. Trust VRS
Series 2006-C6, Class AJ 5.45%, 09/15/2039(3)	114,663	43,789
MAD Mtg. Trust VRS
Series 2017-330M, Class A 3.29%, 08/15/2034*(3)	137,000	128,095
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	86,558	81,312
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class A 6.25%, (TSFR1M+0.92%), 04/15/2038*	83,888	83,390

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	$ 195,000	$ 179,693
Series 2014-C18, Class B 4.56%, 10/15/2047(3)	175,000	170,998
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	125,000	99,791
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.42%, 07/11/2040*(3)	230,000	204,019
Series 2019-L2, Class C 5.14%, 03/15/2052(3)	200,000	168,927
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	120,712
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	116,850
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	68,074	64,831
Series 2015-2A, Class B3 5.36%, 08/25/2055*(3)	47,045	45,512
OBX Trust FRS
Series 2019-EXP1, Class 2A1B 6.16%, (TSFR1M+1.06%), 01/25/2059*	98,019	95,604
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	790,133	655,003
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	74,084	65,106
Series 2013-2, Class B1 3.63%, 02/25/2043(3)	12,852	12,231
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	290,820
Towd Point Mtg. Trust VRS
Series 2015-1, Class A4 4.25%, 10/25/2053*(3)	5,342	5,321
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	56,381
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	8,471	7,523
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.90%, 09/15/2057(3)	165,000	124,191
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	157,932
		6,015,795
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00%, 05/15/2027(4)	5,484	181
Series 4207, Class JI 3.00%, 05/15/2028(4)	49,042	1,956
Series 4579, Class BA 3.00%, 01/15/2043	6,567	6,444
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 4661, Class HA 3.00%, 05/15/2043	$ 12,549	$ 12,364
Series 4121, Class UI 3.50%, 10/15/2042(4)	133,282	16,187
Series 4808, Class DL 4.00%, 11/15/2045	30,000	28,988
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4954, Class SY 0.59%, (5.94%-SOFR30A), 02/25/2050(4)(5)	124,424	14,037
Series 3994, Class SH 1.14%, (6.49%-SOFR30A), 06/15/2041(4)(5)	219,363	11,120
Federal National Mtg. Assoc. VRS
Series 2023-M1, Class 1A 3.54%, 04/25/2032(3)	1,182,357	1,114,443
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	66,419	2,224
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	13,337	443
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	100,326	6,992
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	16,501	455
Series 2016-92, Class A 3.00%, 04/25/2042	7,806	7,552
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	163,485	26,584
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	117,194	10,697
Series 2017-66, Class C 3.50%, 08/25/2045	20,879	20,453
Series 2017-46, Class LB 3.50%, 12/25/2052	74,303	72,075
Series 2017-49, Class JA 4.00%, 07/25/2053	55,678	54,487
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	107,278	22,596
Series 2002-16, Class TM 7.00%, 04/25/2032	23,721	24,667
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 3.39%, 06/25/2045(3)(4)	65,199	2,651
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00%, 07/25/2030(4)	40,118	2,456
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	737,361	75,531
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	157,903	20,568
Series 2017-51, Class AH 2.60%, 05/16/2059	30,015	25,304
Series 2017-190, Class AD 2.60%, 03/16/2060	18,722	15,806
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	140,045	22,239
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	147,568	23,154
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	208,030	33,260
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	132,080	20,940

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	$ 222,950	$ 35,581
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	24,324	1,318
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 0.65%, (5.99%-TSFR1M), 10/20/2046(4)(5)	80,090	8,066
Series 2019-115, Class SW 0.65%, (5.99%-TSFR1M), 09/20/2049(4)(5)	138,521	15,066
Series 2017-176, Class SC 0.75%, (6.09%-TSFR1M), 11/20/2047(4)(5)	94,248	12,010
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.79%, 06/16/2045(3)(4)	421,021	5,524
		1,774,419
Total Collateralized Mortgage Obligations (cost $8,801,494)		7,790,214
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.2%
U.S. Government — 9.3%
United States Treasury Bonds
1.88%, 11/15/2051	2,903,500	1,774,197
2.00%, 11/15/2041 to 08/15/2051	7,354,000	5,041,072
2.25%, 05/15/2041 to 02/15/2052	3,165,800	2,178,321
3.38%, 08/15/2042	425,000	374,149
3.63%, 02/15/2053 to 05/15/2053	104,000	93,412
3.75%, 11/15/2043	380,000	350,298
3.88%, 05/15/2043	2,660,000	2,502,894
4.00%, 11/15/2042	1,200,000	1,151,953
4.75%, 11/15/2043	200,000	211,719
United States Treasury Notes
0.75%, 08/31/2026	10,000	9,195
0.88%, 06/30/2026	565,000	523,861
2.25%, 03/31/2024(6)	325,000	323,337
2.38%, 05/15/2029(6)	528,000	490,132
2.75%, 07/31/2027	3,290,000	3,161,227
3.38%, 05/15/2033	335,000	320,187
3.50%, 04/30/2028	4,500,000	4,427,754
3.63%, 03/31/2028	990,000	979,172
3.75%, 12/31/2028	500,000	497,148
3.88%, 08/15/2033	985,000	979,152
4.00%, 12/15/2025 to 01/31/2031	940,000	937,875
4.13%, 01/31/2025(6)	5,298,000	5,266,957
4.13%, 06/15/2026	2,175,000	2,175,510
4.50%, 07/15/2026	1,075,000	1,085,036
4.63%, 03/15/2026 to 11/15/2026	1,975,000	2,002,550
5.00%, 09/30/2025	3,875,000	3,914,961
		40,772,069
U.S. Government Agency — 0.9%
Federal Home Loan Bank
2.09%, 02/22/2036	890,000	663,219
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2035 to 08/01/2050	211,266	181,620
3.00%, 04/01/2035	15,719	14,805
3.50%, 07/01/2042 to 02/01/2044	91,353	85,180
5.00%, 01/01/2034 to 04/01/2035	28,671	28,968
6.00%, 05/01/2031	3,662	3,779
7.50%, 12/01/2030 to 02/01/2031	12,316	12,359
Federal National Mtg. Assoc.
2.00%, 02/01/2032 to 11/01/2035	102,652	93,594
2.50%, 06/01/2027 to 03/01/2035	141,347	133,483
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.00%, 10/01/2036 to 04/01/2043	$ 99,799	$ 90,904
3.50%, 08/01/2031 to 05/01/2058	1,445,113	1,328,649
4.00%, 09/01/2038 to 07/01/2056	881,141	836,159
4.50%, 03/01/2041 to 11/01/2045	128,042	127,153
5.00%, 08/01/2035 to 07/01/2047	241,554	244,591
6.00%, 05/01/2031	1,573	1,621
6.50%, 09/01/2025 to 01/01/2032	5,076	5,241
7.00%, 05/01/2029 to 01/01/2031	4,241	4,372
7.50%, 01/01/2031	3,524	3,553
Government National Mtg. Assoc.
3.00%, 02/15/2043	60,757	55,502
3.50%, 09/15/2042 to 11/20/2047	197,988	187,459
4.00%, 10/20/2044	51,667	49,581
4.50%, 05/15/2039 to 10/20/2040	55,550	55,180
5.50%, 07/20/2033	25,419	26,370
6.00%, 07/20/2033	18,361	19,214
6.50%, 03/20/2027 to 04/20/2027	2,171	2,227
7.50%, 09/15/2030 to 01/15/2032	13,538	14,071
		4,268,854
Total U.S. Government & Agency Obligations (cost $50,343,422)		45,040,923
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Dominican Republic
6.00%, 02/22/2033*	396,000	382,328
Government of Bermuda
2.38%, 08/20/2030*	260,000	218,738
4.75%, 02/15/2029*	200,000	195,491
5.00%, 07/15/2032*	305,000	295,850
Kingdom of Morocco
3.00%, 12/15/2032*	200,000	160,500
Kingdom of Saudi Arabia
5.00%, 01/18/2053*	238,000	211,225
Republic of Hungary
5.50%, 03/26/2036*	268,000	262,383
United Mexican States
6.00%, 05/07/2036	345,000	351,370
6.34%, 05/04/2053	200,000	199,361
Total Foreign Government Obligations (cost $2,386,410)		2,277,246
MUNICIPAL SECURITIES — 0.2%
California State University Revenue Bonds
2.98%, 11/01/2051	90,000	63,263
New York City Water & Sewer System Revenue Bonds
5.72%, 06/15/2042	225,000	244,741
New York State Thruway Authority Revenue Bonds
2.90%, 01/01/2035	85,000	72,984
Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	95,000	64,671
Regents of the University of California Medical Center Revenue Bonds
3.26%, 05/15/2060	95,000	65,977
Rutgers The State University of New Jersey Revenue Bonds
3.92%, 05/01/2119	63,000	45,726

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
State of Hawaii Airports System Revenue Revenue Bonds
3.14%, 07/01/2047	$ 85,000	$ 62,103
University of Missouri Revenue Bonds
2.75%, 11/01/2050	50,000	32,465
Total Municipal Securities (cost $828,555)		651,930
UNAFFILIATED INVESTMENT COMPANIES — 1.0%
JPMorgan Emerging Markets Equity Fund, Class R6 (cost $4,373,703)	148,923	4,227,940
Total Long-Term Investment Securities (cost $394,294,705)		418,633,522
SHORT-TERM INVESTMENTS — 2.7%
Commercial Paper — 0.2%
AT&T, Inc. 5.60%, 02/21/2024	250,000	249,213
Bank of America Securites, Inc. 5.69%, 07/19/2024	250,000	243,832
Barclays PLC 5.68%, 06/24/2024	300,000	293,663
Svenska Handelsbanken AB 5.62%, 06/14/2024	300,000	294,100
		1,080,808
Unaffiliated Investment Companies — 1.5%
JPMorgan Prime Money Market Fund, Class IM 5.62%†(7)	6,365,999	6,370,455
U.S. Government — 1.0%
United States Treasury Bills
5.21%, 02/01/2024	4,500,000	4,500,000
Total Short-Term Investments (cost $11,950,015)		11,951,263
TOTAL INVESTMENTS (cost $406,244,720)(8)	97.9%	430,584,785
Other assets less liabilities	2.1	9,063,205
NET ASSETS	100.0%	$439,647,990
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $39,205,178 representing 8.9% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at January 31, 2024.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of January 31, 2024.
(8)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TRQX—Turquoise Stock Exchange
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
185	Long	Australian 10 Year Bonds	March 2024	$13,985,080	$14,094,317	$ 109,237
94	Long	E-Mini Russell 2000 Index	March 2024	8,880,875	9,192,730	311,855
80	Long	Long Gilt	March 2024	9,863,821	10,135,360	271,539
4	Long	MSCI EAFE Index	March 2024	434,878	446,600	11,722
880	Long	U.S. Treasury 10 Year Notes	March 2024	96,563,898	98,848,750	2,284,852
60	Long	U.S. Treasury 2 Year Notes	March 2024	12,271,118	12,339,375	68,257
8	Long	U.S. Treasury 5 Year Notes	March 2024	860,639	867,125	6,486
8	Long	U.S. Treasury Long Bonds	March 2024	929,486	978,750	49,264
21	Long	U.S. Treasury Ultra 10 Year Notes	March 2024	2,415,268	2,454,375	39,107
49	Long	U.S. Treasury Ultra Bonds	March 2024	6,046,548	6,331,719	285,171

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
25	Long	TOPIX Index	March 2024	4,238,645	$ 4,330,241	$ 91,596
155	Short	MSCI Emerging Markets Index	March 2024	7,621,429	7,601,200	20,229
						$3,549,315
						Unrealized (Depreciation)
55	Long	E-Mini Russell 1000 Index	March 2024	$8,758,847	$8,654,250	$ (104,597)
94	Long	Japanese Yen	March 2024	8,206,257	8,088,112	(118,145)
45	Long	FTSE 100 Index	March 2024	4,321,963	4,321,604	(359)
22	Short	MSCI EAFE Index	March 2024	2,445,344	2,456,300	(10,956)
30	Short	Swiss Franc	March 2024	4,323,331	4,381,312	(57,981)
36	Short	SPI 200 Index	March 2024	4,374,287	4,486,629	(112,342)
						$ (404,380)
		Net Unrealized Appreciation (Depreciation)				$3,144,935
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	USD	338,227	SEK	3,509,570	04/29/2024	$ 143	$ —
Citibank, N.A.	CHF	341,074	USD	396,794	04/29/2024	—	(2,164)
Goldman Sachs International	SGD	469,693	USD	352,306	04/29/2024	837	—
HSBC Bank PLC	HKD	2,941,821	USD	377,118	04/29/2024	—	(47)
	SEK	4,442,417	USD	427,437	04/29/2024	—	(872)
						—	(919)
Merrill Lynch International	CHF	574,069	USD	667,784	04/29/2024	—	(3,710)
	DKK	6,442,290	USD	945,123	04/29/2024	6,864	—
						6,864	(3,710)
Morgan Stanley & Co. International PLC	USD	423,555	GBP	331,916	04/29/2024	—	(2,658)
Standard Chartered Bank	USD	1,620,931	AUD	2,451,154	04/29/2024	—	(8,380)
	USD	315,471	EUR	290,489	04/29/2024	—	(374)
						—	(8,754)
State Street Bank & Trust Company	EUR	2,225,522	USD	2,430,623	04/29/2024	16,563	—
	USD	670,041	CHF	574,069	04/29/2024	1,452	—
	USD	90,391	SEK	932,847	04/29/2024	—	(452)
						18,015	(452)
Toronto Dominion Bank	USD	3,230,578	CAD	4,340,627	04/29/2024	1,671	—
	USD	3,966,697	JPY	576,879,106	04/30/2024	7,133	—
						8,804	—
Unrealized Appreciation (Depreciation)						$ 34,663	$ (18,657)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$ 256,202	$ 81,764	$—	$ 337,966
Aerospace/Defense	1,755,259	1,874,836	—	3,630,095
Agriculture	270,006	249,772	—	519,778
Apparel	440,315	3,750,425	—	4,190,740
Auto Manufacturers	429,831	1,571,604	—	2,001,435
Banks	10,013,404	8,679,763	—	18,693,167
Beverages	2,778,662	897,201	—	3,675,863
Biotechnology	4,868,017	279,271	—	5,147,288
Building Materials	2,531,290	930,272	—	3,461,562
Chemicals	1,540,609	3,585,238	—	5,125,847
Commercial Services	2,489,168	2,390,875	—	4,880,043
Computers	7,357,124	243,909	—	7,601,033
Cosmetics/Personal Care	591,368	694,037	—	1,285,405
Distribution/Wholesale	485,534	1,236,921	—	1,722,455
Diversified Financial Services	11,429,044	1,440,909	—	12,869,953
Electric	5,494,423	2,713,119	—	8,207,542
Electrical Components & Equipment	1,548,389	1,599,178	—	3,147,567
Electronics	2,234,027	1,378,688	—	3,612,715
Entertainment	102,753	273,769	—	376,522
Food	1,153,065	3,290,924	—	4,443,989
Healthcare-Products	4,623,346	966,802	—	5,590,148
Healthcare-Services	6,462,726	190,701	0	6,653,427
Housewares	127,604	—	—	127,604
Insurance	6,907,970	5,639,265	—	12,547,235
Internet	23,611,303	1,223,533	—	24,834,836
Iron/Steel	—	206,384	21	206,405
Lodging	2,049,760	492,528	—	2,542,288
Machinery-Diversified	3,895,292	1,621,125	—	5,516,417
Media	696,678	152,754	—	849,432
Metal Fabricate/Hardware	157,922	40,649	—	198,571
Mining	121,372	1,417,706	—	1,539,078
Miscellaneous Manufacturing	405,527	354,576	—	760,103
Oil & Gas	7,418,205	4,165,404	—	11,583,609
Oil & Gas Services	978,794	—	—	978,794
Packaging & Containers	786,923	33,316	—	820,239
Pharmaceuticals	8,318,556	7,975,419	—	16,293,975
Pipelines	910,882	14,695	—	925,577
Private Equity	480,875	773,349	—	1,254,224
Real Estate	191,695	359,944	—	551,639
REITS	5,947,239	318,700	—	6,265,939
Retail	13,610,056	1,134,378	—	14,744,434
Semiconductors	23,031,496	5,622,239	—	28,653,735
Software	20,558,368	850,495	—	21,408,863
Telecommunications	747,831	1,612,181	—	2,360,012
Transportation	2,843,006	942,679	—	3,785,685
Other Industries	—	5,880,204	—	5,880,204
Preferred Stocks	—	3,916	—	3,916
Corporate Bonds & Notes	—	74,407,502	—	74,407,502
Asset Backed Securities	—	12,430,413	—	12,430,413
Collateralized Mortgage Obligations	—	7,790,214	—	7,790,214
U.S. Government & Agency Obligations	—	45,040,923	—	45,040,923
Foreign Government Obligations	—	2,277,246	—	2,277,246
Municipal Securities	—	651,930	—	651,930
Unaffiliated Investment Companies	4,227,940	—	—	4,227,940
Short-Term Investments:
Unaffiliated Investment Companies	6,370,455	—	—	6,370,455
Other Short-Term Investments	—	5,580,808	—	5,580,808
Total Investments at Value	$203,250,311	$227,334,453	$ 21	$430,584,785

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:†
Futures Contracts	$ 3,457,719	$ 91,596	$—	$ 3,549,315
Forward Foreign Currency Contracts	—	34,663	—	34,663
Total Other Financial Instruments	$ 3,457,719	$ 126,259	$—	$ 3,583,978
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 291,679	$ 112,701	$—	$ 404,380
Forward Foreign Currency Contracts	—	18,657	—	18,657
Total Other Financial Instruments	$ 291,679	$ 131,358	$—	$ 423,037
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Semiconductors	18.3%
Banks	17.5
Internet	10.1
Oil & Gas	9.1
Insurance	4.9
Auto Manufacturers	3.5
Computers	3.5
Telecommunications	2.8
Beverages	2.3
Home Furnishings	2.1
Electronics	2.1
Mining	2.0
Transportation	2.0
Diversified Financial Services	1.6
Airlines	1.5
Engineering & Construction	1.4
Software	1.3
Food	1.3
Miscellaneous Manufacturing	1.1
Retail	0.9
Electric	0.9
Auto Parts & Equipment	0.8
Forest Products & Paper	0.4
Iron/Steel	0.4
Commercial Services	0.4
Textiles	0.3
Electrical Components & Equipment	0.3
Entertainment	0.3
Coal	0.3
Real Estate	0.3
Machinery-Diversified	0.3
Building Materials	0.2
94.2%
Country Allocation*
South Korea	15.7%
China	14.8
Taiwan	14.0
Cayman Islands	12.2
India	10.2
Brazil	6.9
South Africa	3.8
Mexico	2.4
United Arab Emirates	2.0
Thailand	1.9
Saudi Arabia	1.5
Hong Kong	1.3
Greece	1.2
Bermuda	0.9
Hungary	0.9
Poland	0.9
Indonesia	0.9
Turkey	0.8
United Kingdom	0.7
Panama	0.6
Chile	0.3
Colombia	0.3
94.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.2%
Bermuda — 0.9%
Credicorp., Ltd.	6,695	$ 993,739
Kunlun Energy Co., Ltd.	822,000	732,630
		1,726,369
Brazil — 6.9%
Ambev SA ADR	322,716	845,516
Banco do Brasil SA	147,918	1,685,365
BB Seguridade Participacoes SA	189,117	1,307,375
Cia Energetica de Minas Gerais ADR	402,117	916,827
Cury Construtora e Incorporadora SA	162,026	605,014
Petroleo Brasileiro SA (Preference Shares)	393,012	3,208,731
Porto Seguro SA	102,705	553,078
SLC Agricola SA	160,289	617,939
Suzano SA	73,539	766,204
Telefonica Brasil SA	67,972	704,634
TIM SA	220,933	773,248
Vale SA	51,591	705,596
		12,689,527
Cayman Islands — 12.2%
Alibaba Group Holding, Ltd.	536,708	4,817,726
ASMPT, Ltd.	54,300	528,759
JD.com, Inc., Class A	128,900	1,446,062
Meituan, Class B*†	167,670	1,346,755
NetEase, Inc.	123,400	2,409,031
NU Holdings, Ltd., Class A†	65,755	566,151
PDD Holdings, Inc. ADR†	18,976	2,407,485
Tencent Holdings, Ltd.	201,500	7,008,185
Vipshop Holdings, Ltd. ADR†	41,489	659,260
Xiaomi Corp.*†	696,600	1,096,843
		22,286,257
Chile — 0.3%
Banco de Chile	5,231,179	586,524
China — 14.8%
Aluminum Corp. of China, Ltd.	1,128,000	548,216
Anhui Heli Co., Ltd., Class A	198,500	486,986
Anker Innovations Technology Co., Ltd.	48,400	463,141
BYD Co., Ltd.	49,925	1,112,765
China CITIC Bank Corp., Ltd.	1,102,000	542,718
China Merchants Bank Co., Ltd.	422,000	1,537,885
China Merchants Energy Shipping Co., Ltd., Class A	1,120,560	1,020,049
China Pacific Insurance Group Co., Ltd.	568,000	1,040,276
China Petroleum & Chemical Corp.	2,446,000	1,270,137
CMOC Group, Ltd.	1,161,000	631,175
Dongfang Electric Corp., Ltd.	624,200	531,596
Foxconn Industrial Internet Co., Ltd.	273,200	500,234
GF Securities Co., Ltd.	579,800	579,663
Gree Electric Appliances, Inc. of Zhuhai, Class A	189,400	930,694
Guangdong Dongpeng Holdings Co., Ltd.	430,000	444,108
Haier Smart Home Co., Ltd.	237,600	670,075
Hisense Home Appliances Group Co., Ltd.	223,000	536,223
HLA Corp., Ltd., Class A	526,300	563,551
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	152,100	572,058
Jiangxi Copper Co., Ltd.	566,000	784,251
Jiayou International Logistics Co., Ltd., Class A	231,400	633,920
Kweichow Moutai Co., Ltd., Class A	5,000	1,111,644
Lens Technology Co., Ltd.	336,500	487,284
Lingyi iTech Guangdong Co.	590,000	387,626
Midea Group Co., Ltd., Class A	69,600	564,867
PetroChina Co., Ltd.	1,836,000	1,315,167
PICC Property & Casualty Co., Ltd.	974,000	1,210,859
Security Description	Shares or Principal Amount	Value

China (continued)
Ping An Insurance Group Co. of China, Ltd.	340,000	$ 1,434,682
Shenzhen Transsion Holdings Co., Ltd.	30,973	589,223
Sinotrans, Ltd.	1,565,000	652,544
Tsingtao Brewery Co., Ltd.	134,000	763,511
Weichai Power Co., Ltd.	468,000	826,039
Wuliangye Yibin Co., Ltd.	28,600	501,068
XGD, Inc.	162,400	422,715
Yutong Bus Co., Ltd.	314,500	662,597
Zhuzhou CRRC Times Electric Co., Ltd.	293,200	719,227
		27,048,774
Colombia — 0.3%
Ecopetrol SA ADR	45,768	550,589
Greece — 1.2%
Mytilineos SA	19,083	783,622
National Bank of Greece SA†	108,121	821,418
OPAP SA	30,408	526,480
		2,131,520
Hong Kong — 1.3%
AIA Group, Ltd.	83,200	646,926
BYD Electronic International Co., Ltd.	154,500	528,560
Cathay Pacific Airways, Ltd.†	509,000	517,517
Sinotruk Hong Kong, Ltd.	307,000	697,330
		2,390,333
Hungary — 0.9%
MOL Hungarian Oil & Gas PLC	82,834	678,809
OTP Bank Nyrt	21,725	1,004,561
		1,683,370
India — 10.2%
HDFC Bank, Ltd. ADR	53,803	2,985,529
ICICI Bank, Ltd. ADR	146,463	3,573,697
Infosys, Ltd. ADR	235,419	4,675,421
Reliance Industries, Ltd. GDR*	79,593	5,523,754
State Bank of India	25,705	1,989,567
		18,747,968
Indonesia — 0.9%
Bank Mandiri Persero Tbk PT	2,610,700	1,095,357
United Tractors Tbk PT	339,600	492,335
		1,587,692
Mexico — 2.4%
Banco del Bajio SA*	157,173	599,872
Coca-Cola Femsa SAB de CV ADR	8,935	848,289
Grupo Aeroportuario del Sureste SAB de CV, Class B	28,283	823,258
Grupo Financiero Banorte SAB de CV, Class O	210,035	2,135,678
		4,407,097
Panama — 0.6%
Copa Holdings SA, Class A	10,616	1,019,773
Poland — 0.9%
Bank Polska Kasa Opieki SA	19,844	765,402
Powszechny Zaklad Ubezpieczen SA	72,973	881,202
		1,646,604
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	430,348	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	731,991	0

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
Sberbank Of Russia PJSC†(1)(2)	426,432	$ 0
Severstal PAO GDR†(1)(2)	23,993	0
		0
Saudi Arabia — 1.5%
Aldrees Petroleum & Transport Services Co.	7,810	337,595
Bupa Arabia for Cooperative Insurance Co.	9,615	528,979
Etihad Etisalat Co.	51,239	711,942
Saudi National Bank	110,930	1,196,367
		2,774,883
South Africa — 3.8%
Bid Corp., Ltd.	33,429	810,198
Bidvest Group, Ltd.	52,788	696,530
Exxaro Resources, Ltd.	52,782	525,676
FirstRand, Ltd.	517,183	1,874,775
Mr. Price Group, Ltd.	65,748	602,220
Sanlam, Ltd.	204,440	781,326
Standard Bank Group, Ltd.	102,443	1,091,242
Truworths International, Ltd.	134,407	559,488
		6,941,455
South Korea — 15.7%
AfreecaTV Co., Ltd.†	9,660	746,780
Coway Co., Ltd.	12,937	532,275
DB Insurance Co., Ltd.†	9,636	630,491
Hana Financial Group, Inc.	31,432	1,116,823
Hankook Tire & Technology Co., Ltd.†	17,869	680,186
Hyundai Glovis Co., Ltd.†	3,883	504,459
Hyundai Motor Co.	9,068	1,310,219
Industrial Bank of Korea†	71,317	667,518
KB Financial Group, Inc.	23,790	1,008,404
Kia Corp.†	27,088	2,071,696
Korean Air Lines Co., Ltd.†	35,030	587,278
Samsung C&T Corp.	13,010	1,334,497
Samsung Electro-Mechanics Co., Ltd.	6,310	651,905
Samsung Electronics Co., Ltd.	179,298	9,722,385
Samsung Life Insurance Co., Ltd.	12,863	664,899
Samsung SDS Co., Ltd.	6,228	708,913
Samsung Securities Co. Ltd.	21,405	601,387
Shinhan Financial Group Co., Ltd.	44,335	1,356,541
SK Hynix, Inc.	26,205	2,596,162
S-Oil Corp.	13,323	675,987
SOLUM Co., Ltd.†	25,594	524,473
		28,693,278
Taiwan — 14.0%
Accton Technology Corp.	39,000	649,645
Arcadyan Technology Corp.	102,000	558,610
ASE Technology Holding Co., Ltd.	257,000	1,104,258
Eva Airways Corp.	609,000	610,657
Evergreen Marine Corp. Taiwan, Ltd.	150,000	721,951
Largan Precision Co., Ltd.	10,468	824,014
MediaTek, Inc.	55,000	1,692,564
Micro-Star International Co., Ltd.	101,000	583,816
Novatek Microelectronics Corp.	92,000	1,493,567
Primax Electronics, Ltd.	238,000	498,657
Taiwan Semiconductor Manufacturing Co., Ltd.	715,000	14,323,608
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,641	1,202,007
Tripod Technology Corp.	88,000	520,381
United Microelectronics Corp.	558,000	865,900
		25,649,635
Security Description	Shares or Principal Amount	Value

Thailand — 1.9%
Bangkok Bank PCL	110,400	$ 435,656
Krung Thai Bank PCL	1,872,700	839,291
PTT Exploration & Production PCL	368,100	1,551,151
Thai Oil PCL	409,700	632,262
		3,458,360
Turkey — 0.8%
BIM Birlesik Magazalar AS	64,402	808,881
Ford Otomotiv Sanayi AS	19,948	579,846
		1,388,727
United Arab Emirates — 2.0%
Abu Dhabi Commercial Bank PJSC	318,891	775,358
Abu Dhabi Islamic Bank PJSC	218,185	664,894
Dubai Islamic Bank PJSC	478,626	823,630
Emaar Properties PJSC	250,586	507,475
Emirates NBD Bank PJSC	179,168	864,458
		3,635,815
United Kingdom — 0.7%
Rio Tinto PLC	19,179	1,337,292
TOTAL INVESTMENTS (cost $177,971,912)(3)	94.2%	172,381,842
Other assets less liabilities	5.8	10,549,248
NET ASSETS	100.0%	$182,931,090
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $8,567,224 representing 4.7% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	06/09/2021	374,246	$1,432,145
	07/02/2021	8,678	33,851
	10/01/2021	24,410	121,716
	02/17/2022	23,014	100,173
		430,348	1,687,885	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	10/30/2020	139,017	65,335
	02/10/2021	530,190	371,377
	07/02/2021	16,466	13,394
	10/01/2021	46,318	44,362
		731,991	494,468	0	0.00	0.0

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Sberbank Of Russia PJSC
	10/14/2020	29,436	$78,714
	11/12/2020	225,668	743,300
	07/02/2021	10,140	42,670
	10/01/2021	26,632	123,362
	11/24/2021	110,652	475,845
	02/17/2022	23,904	84,946
		426,432	1,548,837	$0	$0.00	0.0%
Severstal PAO GDR
	08/20/2019	1,308	18,680
	03/27/2020	1,319	13,921
	04/06/2020	2,134	24,583
	10/30/2020	16,522	223,848
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	07/02/2021	711	$15,231
	10/01/2021	1,999	41,360
		23,993	337,623	$0	$0.00	0.0%
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
166	Long	IFSC Nifty 50 Index	February 2024	$7,219,649	$7,236,770	$17,121
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 993,739	$ 732,630	$—	$ 1,726,369
Brazil	12,689,527	—	—	12,689,527
Cayman Islands	3,632,896	18,653,361	—	22,286,257
Chile	586,524	—	—	586,524
Colombia	550,589	—	—	550,589
India	18,747,968	—	—	18,747,968
Mexico	4,407,097	—	—	4,407,097
Panama	1,019,773	—	—	1,019,773
Russia	—	—	0	0
Taiwan	1,202,007	24,447,628	—	25,649,635
Thailand	3,458,360	—	—	3,458,360
Other Countries	—	81,259,743	—	81,259,743
Total Investments at Value	$47,288,480	$125,093,362	$ 0	$172,381,842
Other Financial Instruments:†
Futures Contracts	$ 17,121	$ —	$—	$ 17,121
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Pharmaceuticals	10.7%
Banks	10.2
Oil & Gas	8.2
Retail	7.5
Diversified Financial Services	7.1
Insurance	5.4
Semiconductors	5.0
Transportation	4.5
Aerospace/Defense	4.2
Electric	4.1
Chemicals	3.6
Food	2.7
Healthcare-Products	2.7
Machinery-Diversified	2.6
Media	2.3
Computers	2.2
Healthcare-Services	2.1
Cosmetics/Personal Care	2.1
REITS	1.9
Beverages	1.9
Agriculture	1.8
Software	1.7
Electrical Components & Equipment	1.4
Telecommunications	1.4
Miscellaneous Manufacturing	1.1
Environmental Control	0.8
Biotechnology	0.6
99.8%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Aerospace/Defense — 4.2%
General Dynamics Corp.	61,116	$ 16,195,129
Northrop Grumman Corp.	26,232	11,719,408
RTX Corp.	140,118	12,767,552
		40,682,089
Agriculture — 1.8%
Philip Morris International, Inc.	190,598	17,315,828
Banks — 10.2%
Bank of America Corp.	609,815	20,739,808
Morgan Stanley	219,401	19,140,543
PNC Financial Services Group, Inc.	91,453	13,828,608
Truist Financial Corp.	105,726	3,918,206
US Bancorp	363,663	15,106,561
Wells Fargo & Co.	524,692	26,329,045
		99,062,771
Beverages — 1.9%
Coca-Cola Co.	160,656	9,557,426
PepsiCo, Inc.	49,776	8,388,749
		17,946,175
Biotechnology — 0.6%
Amgen, Inc.	18,517	5,819,152
Chemicals — 3.6%
Air Products and Chemicals, Inc.	75,276	19,248,826
PPG Industries, Inc.	112,623	15,884,348
		35,133,174
Computers — 2.2%
Accenture PLC, Class A	15,002	5,458,928
Apple, Inc.	12,833	2,366,405
International Business Machines Corp.	39,982	7,343,094
Seagate Technology Holdings PLC	73,986	6,339,120
		21,507,547
Cosmetics/Personal Care — 2.1%
Kenvue, Inc.	275,716	5,723,864
Procter & Gamble Co.	92,413	14,521,779
		20,245,643
Diversified Financial Services — 7.1%
American Express Co.	81,233	16,306,712
BlackRock, Inc.	25,201	19,513,386
Capital One Financial Corp.	21,677	2,933,332
Charles Schwab Corp.	279,778	17,603,632
CME Group, Inc.	60,529	12,459,289
		68,816,351
Electric — 4.1%
CMS Energy Corp.	106,050	6,061,818
Dominion Energy, Inc.	141,993	6,491,920
NextEra Energy, Inc.	202,668	11,882,425
Public Service Enterprise Group, Inc.	111,259	6,451,909
Xcel Energy, Inc.	147,389	8,824,180
		39,712,252
Electrical Components & Equipment — 1.4%
Eaton Corp. PLC	56,260	13,844,461
Environmental Control — 0.8%
Republic Services, Inc.	47,456	8,120,671
Food — 2.7%
Hershey Co.	34,881	6,750,869
Security Description	Shares or Principal Amount	Value

Food (continued)
Mondelez International, Inc., Class A	124,441	$ 9,366,674
Sysco Corp.	128,125	10,369,156
		26,486,699
Healthcare-Products — 2.7%
Abbott Laboratories	80,508	9,109,480
Baxter International, Inc.	101,416	3,923,785
Medtronic PLC	145,134	12,705,031
		25,738,296
Healthcare-Services — 2.1%
UnitedHealth Group, Inc.	40,561	20,756,686
Insurance — 5.4%
Arthur J. Gallagher & Co.	31,518	7,317,219
Chubb, Ltd.	49,147	12,041,015
Hartford Financial Services Group, Inc.	83,021	7,219,506
Marsh & McLennan Cos., Inc.	22,309	4,324,376
MetLife, Inc.	144,146	9,992,201
Progressive Corp.	41,967	7,480,618
Travelers Cos., Inc.	21,252	4,491,823
		52,866,758
Machinery-Diversified — 2.6%
Deere & Co.	26,724	10,518,032
Dover Corp.	100,682	15,080,150
		25,598,182
Media — 2.3%
Comcast Corp., Class A	471,632	21,949,753
Miscellaneous Manufacturing — 1.1%
Parker-Hannifin Corp.	23,126	10,742,027
Oil & Gas — 8.2%
Chevron Corp.	129,248	19,055,033
ConocoPhillips	243,102	27,195,821
EOG Resources, Inc.	122,513	13,940,754
Exxon Mobil Corp.	184,915	19,011,111
		79,202,719
Pharmaceuticals — 10.7%
AbbVie, Inc.	116,580	19,165,752
Becton Dickinson & Co.	33,760	8,062,226
Bristol-Myers Squibb Co.	359,302	17,559,089
Cencora, Inc.	37,531	8,732,713
Cigna Group	37,547	11,299,770
CVS Health Corp.	98,941	7,358,242
Eli Lilly & Co.	8,045	5,193,932
Johnson & Johnson	106,130	16,864,057
Merck & Co., Inc.	41,520	5,014,786
Pfizer, Inc.	186,381	5,047,197
		104,297,764
REITS — 1.9%
Alexandria Real Estate Equities, Inc.	22,209	2,685,068
AvalonBay Communities, Inc.	23,402	4,189,192
Prologis, Inc.	63,173	8,003,387
Ventas, Inc.	80,653	3,741,493
		18,619,140
Retail — 7.5%
Best Buy Co., Inc.	77,817	5,640,954
Home Depot, Inc.	33,007	11,650,151
Lowe's Cos., Inc.	41,017	8,730,058
McDonald's Corp.	47,728	13,970,940

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Starbucks Corp.	60,842	$ 5,660,131
TJX Cos., Inc.	142,492	13,523,916
Walmart, Inc.	82,355	13,609,164
		72,785,314
Semiconductors — 5.0%
Analog Devices, Inc.	95,160	18,304,978
Lam Research Corp.	3,601	2,971,437
Microchip Technology, Inc.	33,560	2,858,641
NXP Semiconductors NV	68,406	14,404,251
Texas Instruments, Inc.	59,371	9,506,484
		48,045,791
Software — 1.7%
Microsoft Corp.	40,996	16,299,190
Telecommunications — 1.4%
Corning, Inc.	211,899	6,884,599
Verizon Communications, Inc.	159,124	6,738,901
		13,623,500
Security Description	Shares or Principal Amount	Value

Transportation — 4.5%
Norfolk Southern Corp.	82,744	$ 19,464,699
Union Pacific Corp.	29,588	7,217,401
United Parcel Service, Inc., Class B	117,627	16,691,271
		43,373,371
TOTAL INVESTMENTS (cost $741,409,542)(1)	99.8%	968,591,304
Other assets less liabilities	0.2	1,670,100
NET ASSETS	100.0%	$970,261,404
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$968,591,304	$—	$—	$968,591,304
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Internet	9.9%
Software	8.8
Banks	8.0
Semiconductors	7.9
Pharmaceuticals	6.8
Computers	5.4
Oil & Gas	4.7
Retail	4.4
Insurance	3.6
Diversified Financial Services	3.3
Electric	2.5
Biotechnology	2.4
REITS	2.4
Healthcare-Services	2.2
Distribution/Wholesale	1.9
Building Materials	1.9
Iron/Steel	1.6
Auto Manufacturers	1.5
Commercial Services	1.4
Beverages	1.2
Home Builders	1.2
Chemicals	1.2
Private Equity	1.1
Electrical Components & Equipment	1.1
Mining	1.1
Telecommunications	1.0
Apparel	1.0
Cosmetics/Personal Care	1.0
Food	0.9
Auto Parts & Equipment	0.8
Aerospace/Defense	0.8
Gas	0.7
Engineering & Construction	0.6
Media	0.5
Transportation	0.5
Lodging	0.5
Packaging & Containers	0.4
Environmental Control	0.4
Entertainment	0.4
Healthcare-Products	0.4
Real Estate	0.4
Advertising	0.4
Airlines	0.3
Electronics	0.3
Coal	0.3
Metal Fabricate/Hardware	0.2
Home Furnishings	0.2
Hand/Machine Tools	0.2
Leisure Time	0.2
99.9%
Country Allocation*
United States	66.6%
United Kingdom	6.3
Japan	5.9
Netherlands	3.5
France	2.5
Switzerland	2.4
Germany	2.3
Canada	2.3
Ireland	2.1
Denmark	1.6
Italy	1.0
Australia	0.9

Spain	0.6%
Sweden	0.4
Bermuda	0.4
Austria	0.3
Cayman Islands	0.2
Liberia	0.2
Finland	0.2
Hong Kong	0.2
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.9%
Australia — 0.9%
BHP Group, Ltd. (ASX)	53,404	$ 1,638,879
Fortescue, Ltd.	57,274	1,112,809
		2,751,688
Austria — 0.3%
Erste Group Bank AG	19,570	846,792
Bermuda — 0.4%
Everest Group, Ltd.	3,212	1,236,524
Canada — 2.3%
Alimentation Couche-Tard, Inc.	13,756	806,053
Celestica, Inc.†	28,593	982,768
EQB, Inc.	13,250	909,844
Fairfax Financial Holdings, Ltd.	829	864,159
Imperial Oil, Ltd.	19,256	1,110,716
Manulife Financial Corp.	45,643	1,008,970
MEG Energy Corp.†	30,368	574,179
Royal Bank of Canada	9,494	926,556
		7,183,245
Cayman Islands — 0.2%
Sands China, Ltd.†	278,000	729,024
Denmark — 1.6%
Carlsberg A/S, Class B	4,032	518,587
D/S Norden A/S	9,357	502,708
Danske Bank A/S	22,512	605,725
Novo Nordisk A/S, Class B	29,432	3,361,436
		4,988,456
Finland — 0.2%
Nordea Bank Abp	50,644	622,654
France — 2.5%
LVMH Moet Hennessy Louis Vuitton SE	2,347	1,952,001
Publicis Groupe SA	11,257	1,129,914
Safran SA	6,391	1,196,778
Schneider Electric SE	5,684	1,120,246
TotalEnergies SE	37,837	2,464,250
		7,863,189
Germany — 2.3%
Allianz SE	5,153	1,379,751
Bayerische Motoren Werke AG	3,882	404,940
Heidelberg Materials AG	9,436	875,698
LEG Immobilien SE†	13,660	1,140,724
Muenchener Rueckversicherungs-Gesellschaft AG	4,918	2,094,048
RWE AG	35,647	1,322,498
		7,217,659
Hong Kong — 0.2%
AIA Group, Ltd.	73,600	572,281
Ireland — 2.1%
Eaton Corp. PLC	5,970	1,469,097
Glanbia PLC	46,623	830,502
Linde PLC	6,050	2,449,221
Trane Technologies PLC	7,596	1,914,572
		6,663,392
Italy — 1.0%
De' Longhi SpA	22,689	735,936
Security Description	Shares or Principal Amount	Value

Italy (continued)
Intesa Sanpaolo SpA	285,696	$ 883,915
UniCredit SpA	50,447	1,480,634
		3,100,485
Japan — 5.9%
Credit Saison Co., Ltd.	62,400	1,157,388
Fujikura, Ltd.	38,300	315,258
Hitachi Zosen Corp.	72,600	449,669
Honda Motor Co., Ltd.	89,700	1,002,797
ITOCHU Corp.	33,200	1,508,711
Kamigumi Co., Ltd.	22,900	527,046
KDDI Corp.	17,700	585,683
Marubeni Corp.	75,000	1,280,257
Mazda Motor Corp.	59,700	723,657
Mitsubishi UFJ Financial Group, Inc.	115,500	1,082,960
Mitsui & Co., Ltd.	16,700	676,513
Nichias Corp.	21,300	498,725
Niterra Co., Ltd.	26,600	717,000
Sankyo Co., Ltd.	20,500	1,259,426
Shimamura Co., Ltd.	4,700	517,123
Sumitomo Mitsui Financial Group, Inc.	36,600	1,907,173
Takasago Thermal Engineering Co., Ltd.	34,700	803,649
Tokio Marine Holdings, Inc.	40,800	1,080,804
Tokyo Gas Co., Ltd.	39,400	906,101
Toyota Tsusho Corp.	5,900	386,195
Yamato Kogyo Co., Ltd.	21,700	1,203,855
		18,589,990
Liberia — 0.2%
Royal Caribbean Cruises, Ltd.†	5,161	658,028
Netherlands — 3.5%
Airbus SE	8,856	1,414,244
ASML Holding NV	5,006	4,290,380
ING Groep NV	94,322	1,341,603
Koninklijke KPN NV	309,871	1,054,147
NXP Semiconductors NV	7,135	1,502,417
Stellantis NV	71,937	1,587,688
		11,190,479
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	96,542	904,907
Industria de Diseno Textil SA	27,879	1,191,678
		2,096,585
Sweden — 0.4%
Alleima AB	100,259	664,135
Clas Ohlson AB	48,824	696,089
		1,360,224
Switzerland — 2.4%
Cie Financiere Richemont SA, Class A	6,816	1,017,630
Nestle SA	8,527	972,237
Novartis AG	28,162	2,916,710
Roche Holding AG	3,643	1,040,870
Sandoz Group AG†	5,632	193,281
UBS Group AG	45,640	1,363,115
		7,503,843
United Kingdom — 6.3%
3i Group PLC	83,718	2,612,652
Balfour Beatty PLC	194,352	817,598
BP PLC	243,217	1,424,564
Centrica PLC	651,609	1,140,968
Coca-Cola Europacific Partners PLC	9,421	649,107

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Firstgroup PLC	339,161	$ 724,809
JD Sports Fashion PLC	427,305	628,147
JET2 PLC	62,012	1,044,918
Mitie Group PLC	789,615	1,029,324
Rio Tinto PLC	24,732	1,724,486
Segro PLC	135,461	1,494,635
Shell PLC	101,065	3,137,761
SSE PLC	64,393	1,371,377
Taylor Wimpey PLC	339,605	634,848
Tesco PLC	361,453	1,311,393
		19,746,587
United States — 66.6%
AbbVie, Inc.	18,435	3,030,714
Adobe, Inc.†	2,823	1,743,993
Allison Transmission Holdings, Inc.	16,273	985,167
Alphabet, Inc., Class C†	70,621	10,014,058
Amazon.com, Inc.†	58,803	9,126,226
American Tower Corp.	4,256	832,686
Ameriprise Financial, Inc.	2,927	1,132,251
Amgen, Inc.	7,289	2,290,641
Apple, Inc.	72,975	13,456,590
Applied Materials, Inc.	19,459	3,197,114
Ares Management Corp., Class A	5,446	661,580
Bank of America Corp.	84,936	2,888,673
Beacon Roofing Supply, Inc.†	15,512	1,285,790
Berry Global Group, Inc.	20,581	1,347,232
Boise Cascade Co.	6,043	818,585
Booking Holdings, Inc.†	570	1,999,258
BorgWarner, Inc.	27,715	939,539
Bristol-Myers Squibb Co.	22,951	1,121,615
Builders FirstSource, Inc.†	5,878	1,021,185
Burlington Stores, Inc.†	5,034	962,249
Cadence Design Systems, Inc.†	8,007	2,309,699
Cardinal Health, Inc.	8,283	904,421
Chipotle Mexican Grill, Inc.†	368	886,427
Cigna Group	2,073	623,869
Citigroup, Inc.	22,752	1,277,980
Coca-Cola Co.	42,376	2,520,948
Comcast Corp., Class A	23,813	1,108,257
ConocoPhillips	16,931	1,894,071
Copart, Inc.†	15,139	727,278
Core & Main, Inc., Class A†	36,882	1,523,595
Costco Wholesale Corp.	2,338	1,624,629
Deckers Outdoor Corp.†	1,645	1,239,886
Dell Technologies, Inc., Class C	17,273	1,431,586
Digital Realty Trust, Inc.	4,254	597,517
Dow, Inc.	20,910	1,120,776
Dropbox, Inc., Class A†	36,012	1,140,860
Elevance Health, Inc.	3,102	1,530,651
Eli Lilly & Co.	6,088	3,930,474
Encore Wire Corp.	2,399	540,975
Endeavor Group Holdings, Inc., Class A	30,632	758,142
EOG Resources, Inc.	10,202	1,160,886
Equinix, Inc.	962	798,239
Exxon Mobil Corp.	28,689	2,949,516
Fair Isaac Corp.†	715	857,163
Fifth Third Bancorp	48,294	1,653,587
First Citizens BancShares, Inc., Class A	563	850,130
Gilead Sciences, Inc.	6,494	508,220
GMS, Inc.†	9,353	787,149
Griffon Corp.	12,898	751,437
Security Description	Shares or Principal Amount	Value

United States (continued)
Hologic, Inc.†	15,366	$ 1,143,845
Humana, Inc.	1,663	628,714
KKR & Co., Inc.	11,421	988,830
Lam Research Corp.	4,026	3,322,134
Manhattan Associates, Inc.†	5,379	1,304,730
Marriott International, Inc., Class A	3,754	899,946
Mastercard, Inc., Class A	7,927	3,561,046
McKesson Corp.	4,457	2,228,010
Merck & Co., Inc.	8,342	1,007,547
Meta Platforms, Inc., Class A†	17,242	6,726,794
Microsoft Corp.	41,541	16,515,871
Morgan Stanley	10,734	936,434
Mueller Industries, Inc.	15,516	744,768
Netflix, Inc.†	3,528	1,990,180
Neurocrine Biosciences, Inc.†	6,110	853,995
NextEra Energy, Inc.	27,701	1,624,110
NRG Energy, Inc.	18,863	1,000,494
Nucor Corp.	6,015	1,124,384
Nutanix, Inc., Class A†	16,181	909,372
NVIDIA Corp.	16,743	10,301,466
Palo Alto Networks, Inc.†	4,952	1,676,302
Patrick Industries, Inc.	7,872	790,270
Penske Automotive Group, Inc.	4,304	638,584
PG&E Corp.	51,389	866,932
Procter & Gamble Co.	20,124	3,162,285
Progressive Corp.	10,111	1,802,286
Prologis, Inc.	20,180	2,556,604
PulteGroup, Inc.	10,725	1,121,406
Pure Storage, Inc., Class A†	30,043	1,201,420
QUALCOMM, Inc.	6,783	1,007,343
Quanta Services, Inc.	4,781	927,753
Rambus, Inc.†	12,393	849,292
Regeneron Pharmaceuticals, Inc.†	2,286	2,155,195
Republic Services, Inc.	4,926	842,937
Ross Stores, Inc.	9,932	1,393,261
S&P Global, Inc.	3,122	1,399,749
Salesforce, Inc.†	6,461	1,816,123
ServiceNow, Inc.†	1,418	1,085,337
Southern Co.	8,316	578,128
Steel Dynamics, Inc.	11,637	1,404,470
Taylor Morrison Home Corp.†	19,746	1,029,556
Tesla, Inc.†	6,327	1,184,984
TJX Cos., Inc.	13,780	1,307,860
T-Mobile US, Inc.	9,718	1,566,833
Toll Brothers, Inc.	8,284	823,015
Travelers Cos., Inc.	5,890	1,244,910
Truist Financial Corp.	54,671	2,026,107
United Rentals, Inc.	2,013	1,258,930
United Therapeutics Corp.†	4,269	916,896
UnitedHealth Group, Inc.	9,052	4,632,271
Vertex Pharmaceuticals, Inc.†	3,544	1,535,899
VICI Properties, Inc.	29,217	880,016
Visa, Inc., Class A	14,039	3,836,297
Vistra Corp.	32,116	1,317,720
Warrior Met Coal, Inc.	14,033	900,498

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Wells Fargo & Co.	53,495	$ 2,684,379
Zscaler, Inc.†	3,361	792,087
		209,890,119
TOTAL INVESTMENTS (cost $231,296,131)(1)	99.9%	314,811,244
Other assets less liabilities	0.1	262,509
NET ASSETS	100.0%	$315,073,753
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ASX—Australian Stock Exchange
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 1,236,524	$ —	$—	$ 1,236,524
Canada	7,183,245	—	—	7,183,245
Ireland	5,832,890	830,502	—	6,663,392
Liberia	658,028	—	—	658,028
Netherlands	1,502,417	9,688,062	—	11,190,479
United Kingdom	649,107	19,097,480	—	19,746,587
United States	209,890,119	—	—	209,890,119
Other Countries	—	58,242,870	—	58,242,870
Total Investments at Value	$226,952,330	$87,858,914	$—	$314,811,244
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio@
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Software	12.2%
Internet	11.7
Semiconductors	8.5
Computers	6.9
Retail	5.9
Banks	5.5
Diversified Financial Services	5.3
Pharmaceuticals	4.6
Healthcare-Products	3.8
Electric	3.7
Biotechnology	3.7
Oil & Gas	2.9
Healthcare-Services	2.9
Transportation	2.6
Machinery-Diversified	2.4
Aerospace/Defense	2.4
Building Materials	2.2
Electrical Components & Equipment	2.0
REITS	1.9
Oil & Gas Services	1.7
Commercial Services	1.6
Repurchase Agreements	1.4
Chemicals	1.2
Food	1.1
Insurance	1.0
Lodging	0.8
99.9%

@	See Note 1
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio@
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Aerospace/Defense — 2.4%
Howmet Aerospace, Inc.	42,606	$ 2,397,014
Northrop Grumman Corp.	17,048	7,616,364
		10,013,378
Banks — 5.5%
Morgan Stanley	85,471	7,456,490
US Bancorp	146,066	6,067,582
Wells Fargo & Co.	192,218	9,645,499
		23,169,571
Biotechnology — 3.7%
Biogen, Inc.†	10,843	2,674,534
Regeneron Pharmaceuticals, Inc.†	8,971	8,457,679
Vertex Pharmaceuticals, Inc.†	10,449	4,528,388
		15,660,601
Building Materials — 2.2%
Trane Technologies PLC	19,307	4,866,329
Vulcan Materials Co.	19,999	4,519,974
		9,386,303
Chemicals — 1.2%
PPG Industries, Inc.	35,083	4,948,106
Commercial Services — 1.6%
FleetCor Technologies, Inc.†	8,964	2,598,933
S&P Global, Inc.	9,437	4,231,079
		6,830,012
Computers — 6.9%
Accenture PLC, Class A	16,204	5,896,311
Apple, Inc.	108,622	20,029,897
Seagate Technology Holdings PLC	38,701	3,315,902
		29,242,110
Diversified Financial Services — 5.3%
American Express Co.	32,757	6,575,640
Ameriprise Financial, Inc.	17,508	6,772,620
Mastercard, Inc., Class A	20,481	9,200,679
		22,548,939
Electric — 3.7%
NextEra Energy, Inc.	150,612	8,830,381
PG&E Corp.	414,717	6,996,276
		15,826,657
Electrical Components & Equipment — 2.0%
Eaton Corp. PLC	34,935	8,596,805
Food — 1.1%
Mondelez International, Inc., Class A	59,928	4,510,781
Healthcare-Products — 3.8%
Danaher Corp.	20,785	4,986,529
Medtronic PLC	48,586	4,253,219
Stryker Corp.	20,167	6,765,625
		16,005,373
Healthcare-Services — 2.9%
UnitedHealth Group, Inc.	23,913	12,237,239
Insurance — 1.0%
Progressive Corp.	22,653	4,037,897
Internet — 11.7%
Alphabet, Inc., Class A†	102,615	14,376,362
Security Description	Shares or Principal Amount	Value

Internet (continued)
Amazon.com, Inc.†	126,587	$ 19,646,302
Meta Platforms, Inc., Class A†	31,749	12,386,555
Uber Technologies, Inc.†	44,336	2,893,811
		49,303,030
Lodging — 0.8%
Marriott International, Inc., Class A	13,778	3,303,000
Machinery-Diversified — 2.4%
Deere & Co.	25,633	10,088,636
Oil & Gas — 2.9%
ConocoPhillips	49,855	5,577,279
Pioneer Natural Resources Co.	29,081	6,683,686
		12,260,965
Oil & Gas Services — 1.7%
Baker Hughes Co.	245,308	6,991,278
Pharmaceuticals — 4.6%
AbbVie, Inc.	67,832	11,151,581
Bristol-Myers Squibb Co.	111,851	5,466,158
Eli Lilly & Co.	4,011	2,589,542
		19,207,281
REITS — 1.9%
Prologis, Inc.	65,047	8,240,804
Retail — 5.9%
AutoZone, Inc.†	820	2,264,947
Lowe's Cos., Inc.	37,863	8,058,761
McDonald's Corp.	35,721	10,456,251
TJX Cos., Inc.	42,311	4,015,737
		24,795,696
Semiconductors — 8.5%
Advanced Micro Devices, Inc.†	22,691	3,805,054
Analog Devices, Inc.	15,557	2,992,545
ASML Holding NV	3,042	2,645,992
NVIDIA Corp.	27,386	16,849,784
NXP Semiconductors NV	45,081	9,492,706
		35,786,081
Software — 12.2%
Intuit, Inc.	5,686	3,589,742
Microsoft Corp.	103,224	41,039,798
Oracle Corp.	59,675	6,665,698
		51,295,238
Transportation — 2.6%
CSX Corp.	160,935	5,745,379
Norfolk Southern Corp.	22,428	5,275,963
		11,021,342
Total Long-Term Investment Securities (cost $359,892,814)		415,307,123

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio@
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $5,890,260 and collateralized by $6,411,600 of United States Treasury Notes, bearing interest at 1.38% due 08/31/2026 and having an approximate value of $6,007,859 (cost $5,889,998)	$5,889,998	$ 5,889,998
TOTAL INVESTMENTS (cost $365,782,812)(1)	99.9%	421,197,121
Other assets less liabilities	0.1	589,899
NET ASSETS	100.0%	$421,787,020
@	See Note 1
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$415,307,123	$ —	$—	$415,307,123
Repurchase Agreements	—	5,889,998	—	5,889,998
Total Investments at Value	$415,307,123	$5,889,998	$—	$421,197,121
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	44.5%
Collateralized Mortgage Obligations	12.4
Banks	8.9
Other Asset Backed Securities	7.3
Diversified Financial Services	2.5
Electric	2.3
Auto Loan Receivables	2.1
Pipelines	1.8
Short-Term Investments	1.5
REITS	1.4
Media	1.2
Healthcare-Services	1.2
Telecommunications	1.0
Insurance	0.9
Oil & Gas	0.9
Aerospace/Defense	0.8
Mining	0.8
Commercial Services	0.7
Agriculture	0.7
Municipal Securities	0.6
Pharmaceuticals	0.5
Semiconductors	0.5
Food	0.5
Retail	0.5
Software	0.5
Gas	0.4
Entertainment	0.4
Computers	0.4
Building Materials	0.4
Hand/Machine Tools	0.3
Machinery-Diversified	0.3
Airlines	0.3
Chemicals	0.2
Foreign Government Obligations	0.2
Healthcare-Products	0.2
Internet	0.2
Credit Card Receivables	0.2
Electronics	0.1
Biotechnology	0.1
Auto Manufacturers	0.1
Beverages	0.1
Cosmetics/Personal Care	0.1
Lodging	0.1
Transportation	0.1
Water	0.1
Packaging & Containers	0.1
100.4%
Credit Quality†#
Aaa	52.8%
Aa	1.4
A	9.0
Baa	18.5
Ba	2.2

B	1.2%
Not Rated@	14.9
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding shortterm securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 31.6%
Aerospace/Defense — 0.8%
Airbus SE
3.95%, 04/10/2047*	$ 150,000	$ 127,949
BAE Systems PLC
1.90%, 02/15/2031*	479,000	392,760
3.00%, 09/15/2050*	231,000	160,087
Boeing Co.
2.20%, 02/04/2026	3,651,000	3,438,626
2.75%, 02/01/2026	278,000	265,380
3.25%, 03/01/2028	429,000	401,341
5.04%, 05/01/2027	170,000	170,233
5.15%, 05/01/2030	1,317,000	1,319,910
5.71%, 05/01/2040	1,195,000	1,203,764
5.81%, 05/01/2050	1,698,000	1,700,453
L3Harris Technologies, Inc.
4.85%, 04/27/2035	200,000	196,612
5.40%, 07/31/2033	445,000	458,366
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	42,608
RTX Corp.
3.75%, 11/01/2046	225,000	179,834
4.15%, 05/15/2045	296,000	254,916
4.35%, 04/15/2047	50,000	43,855
4.50%, 06/01/2042	225,000	205,896
5.15%, 02/27/2033	362,000	366,844
TransDigm, Inc.
4.63%, 01/15/2029	2,825,000	2,641,573
		13,571,007
Agriculture — 0.7%
BAT Capital Corp.
2.26%, 03/25/2028	355,000	318,652
3.73%, 09/25/2040	240,000	176,971
4.39%, 08/15/2037	495,000	417,654
4.54%, 08/15/2047	613,000	469,494
4.74%, 03/16/2032	3,067,000	2,936,345
BAT International Finance PLC
1.67%, 03/25/2026	270,000	251,603
4.45%, 03/16/2028	2,960,000	2,895,285
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	697,884
Philip Morris International, Inc.
5.13%, 11/17/2027 to 02/15/2030	3,202,000	3,254,635
5.63%, 11/17/2029	495,000	516,605
		11,935,128
Airlines — 0.3%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	153,738	139,294
3.55%, 07/15/2031*	216,957	189,445
4.13%, 11/15/2026*	217,068	210,824
American Airlines Pass-Through Trust
3.00%, 04/15/2030	103,524	93,873
3.70%, 04/01/2028	184,852	173,852
British Airways Pass-Through Trust
3.30%, 06/15/2034*	330,471	296,765
3.80%, 03/20/2033*	211,426	198,702
4.13%, 03/20/2033*	284,612	259,493
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	63,352	62,337
Delta Air Lines Pass-Through Trust
2.00%, 12/10/2029	137,585	123,078
Security Description	Shares or Principal Amount	Value

Airlines (continued)
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	$ 149,151	$ 129,283
United Airlines Pass-Through Trust
2.70%, 11/01/2033	496,748	425,611
3.10%, 04/07/2030	419,589	368,376
3.50%, 09/01/2031	285,590	261,273
3.65%, 07/07/2027	111,806	105,754
3.70%, 09/01/2031	592,448	530,447
4.00%, 10/11/2027	200,111	193,601
4.15%, 10/11/2025 to 02/25/2033	697,018	670,159
4.55%, 02/25/2033	363,985	328,136
4.60%, 09/01/2027	183,794	175,621
		4,935,924
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
2.35%, 01/08/2031	172,000	142,627
2.70%, 06/10/2031	695,000	580,856
Hyundai Capital America
1.50%, 06/15/2026*	380,000	349,388
1.80%, 01/10/2028*	415,000	368,187
2.38%, 10/15/2027*	260,000	237,605
3.00%, 02/10/2027*	200,000	189,104
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	398,000	333,377
		2,201,144
Auto Parts & Equipment — 0.0%
Lear Corp.
2.60%, 01/15/2032	220,000	178,980
Banks — 8.9%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	440,177
6.58%, 10/13/2026*	700,000	710,684
AIB Group PLC
4.26%, 04/10/2025*	270,000	269,022
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	200,000	195,442
Banco Nacional de Panama
2.50%, 08/11/2030*	600,000	456,610
Banco Santander SA
1.72%, 09/14/2027	200,000	181,392
2.75%, 05/28/2025	400,000	386,453
5.59%, 08/08/2028	1,000,000	1,017,763
6.61%, 11/07/2028	600,000	637,303
Bank of America Corp.
1.66%, 03/11/2027	145,000	134,947
1.90%, 07/23/2031	290,000	238,743
2.57%, 10/20/2032	3,990,000	3,326,338
3.71%, 04/24/2028	1,000,000	961,170
4.25%, 10/22/2026	270,000	266,391
4.38%, 04/27/2028	705,000	691,209
5.08%, 01/20/2027	544,000	544,087
5.20%, 04/25/2029	920,000	927,525
5.29%, 04/25/2034	1,000,000	1,006,144
5.47%, 01/23/2035	1,570,000	1,598,809
5.82%, 09/15/2029	980,000	1,013,234
5.88%, 03/15/2028(1)	2,572,000	2,494,840
6.10%, 03/17/2025(1)	3,305,000	3,302,957
6.50%, 10/23/2024(1)	2,114,000	2,117,921
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	392,341
6.25%, 09/16/2026*	748,000	755,777

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Bank of Montreal
3.80%, 12/15/2032	$ 167,000	$ 155,109
5.72%, 09/25/2028	590,000	612,332
Bank of New York Mellon Corp.
6.32%, 10/25/2029	470,000	499,088
6.47%, 10/25/2034	400,000	441,955
Bank of Nova Scotia
4.85%, 02/01/2030	653,000	651,922
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028*	820,000	851,013
5.90%, 07/13/2026*	960,000	980,093
Barclays PLC
2.89%, 11/24/2032	2,322,000	1,917,043
4.97%, 05/16/2029	1,576,000	1,550,116
BNP Paribas SA
2.16%, 09/15/2029*	933,000	815,014
3.13%, 01/20/2033*	315,000	268,864
5.18%, 01/09/2030*	910,000	915,473
BPCE SA
1.00%, 01/20/2026*	570,000	527,046
1.65%, 10/06/2026*	342,000	319,649
2.28%, 01/20/2032*	410,000	330,479
4.50%, 03/15/2025*	2,200,000	2,165,317
4.63%, 07/11/2024*	600,000	595,211
5.72%, 01/18/2030*	259,000	260,726
5.98%, 01/18/2027*	285,000	287,445
Citigroup, Inc.
2.56%, 05/01/2032	910,000	762,019
3.06%, 01/25/2033	342,000	292,949
3.52%, 10/27/2028	200,000	189,731
3.67%, 07/24/2028	1,380,000	1,320,293
3.89%, 01/10/2028	800,000	776,881
4.40%, 06/10/2025	190,000	187,822
4.45%, 09/29/2027	53,000	51,961
Commonwealth Bank of Australia
3.31%, 03/11/2041*	250,000	181,728
Cooperatieve Rabobank UA
3.75%, 07/21/2026	485,000	466,915
Credit Agricole SA
1.25%, 01/26/2027*	769,000	711,774
2.81%, 01/11/2041*	345,000	237,312
4.38%, 03/17/2025*	200,000	197,013
5.34%, 01/10/2030*	480,000	482,040
Credit Suisse AG
1.25%, 08/07/2026	1,510,000	1,377,529
7.50%, 02/15/2028	250,000	273,294
7.95%, 01/09/2025	678,000	693,751
Danske Bank A/S
6.47%, 01/09/2026*	275,000	277,168
Deutsche Bank AG
2.13%, 11/24/2026	240,000	225,949
2.31%, 11/16/2027	2,867,000	2,623,420
3.70%, 05/30/2024	450,000	447,761
6.72%, 01/18/2029	2,978,000	3,100,420
6.82%, 11/20/2029	390,000	409,829
7.15%, 07/13/2027	545,000	564,468
DNB Bank ASA
1.61%, 03/30/2028*	675,000	604,507
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	400,000	410,294
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	506,000	465,359
Security Description	Shares or Principal Amount	Value

Banks (continued)
1.99%, 01/27/2032	$ 1,250,000	$ 1,017,326
2.38%, 07/21/2032	365,000	300,960
2.64%, 02/24/2028	599,000	558,080
3.69%, 06/05/2028	1,308,000	1,256,401
4.41%, 04/23/2039	530,000	482,556
6.48%, 10/24/2029	530,000	562,735
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	536,264
2.21%, 08/17/2029	415,000	363,180
2.36%, 08/18/2031	580,000	484,587
4.00%, 03/09/2026(1)	1,271,000	1,161,095
4.29%, 09/12/2026	200,000	196,528
4.70%, 03/09/2031(1)	3,212,000	2,612,187
6.10%, 01/14/2042	230,000	261,662
7.39%, 11/03/2028	565,000	606,676
8.11%, 11/03/2033	600,000	689,354
ING Groep NV
1.73%, 04/01/2027	225,000	208,990
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	2,959,318
2.96%, 05/13/2031	1,708,000	1,507,474
3.51%, 01/23/2029	3,928,000	3,733,760
4.01%, 04/23/2029	5,046,000	4,877,772
KeyCorp
4.79%, 06/01/2033	110,000	101,022
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	423,397
3.75%, 01/11/2027	1,106,000	1,068,297
4.50%, 11/04/2024	440,000	434,892
4.58%, 12/10/2025	200,000	196,745
5.46%, 01/05/2028	475,000	477,788
5.68%, 01/05/2035	515,000	521,937
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	277,254
6.13%, 03/08/2027*(1)	3,380,000	3,217,007
Macquarie Group, Ltd.
1.34%, 01/12/2027*	380,000	350,806
4.44%, 06/21/2033*	7,177,000	6,691,687
5.03%, 01/15/2030*	300,000	297,648
6.21%, 11/22/2024*	568,000	571,215
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	390,000	358,706
2.05%, 07/17/2030	4,800,000	4,048,768
3.75%, 07/18/2039	355,000	311,831
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	481,000	440,315
2.23%, 05/25/2026	680,000	652,388
2.87%, 09/13/2030	337,000	298,794
5.78%, 07/06/2029	355,000	364,511
Morgan Stanley
2.51%, 10/20/2032	3,649,000	3,039,156
2.70%, 01/22/2031	272,000	238,992
3.13%, 07/27/2026	73,000	70,053
3.22%, 04/22/2042	705,000	547,459
3.77%, 01/24/2029	278,000	265,835
4.30%, 01/27/2045	275,000	245,709
4.35%, 09/08/2026	75,000	73,876
4.43%, 01/23/2030	457,000	445,390
4.46%, 04/22/2039	300,000	277,635
5.16%, 04/20/2029	765,000	770,010
5.42%, 07/21/2034	1,632,000	1,653,139
5.45%, 07/20/2029	688,000	700,235
5.47%, 01/18/2035	264,000	269,412

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Morgan Stanley VRS
3.59%, 07/22/2028(2)	$ 533,000	$ 509,482
National Australia Bank, Ltd.
2.33%, 08/21/2030*	300,000	247,296
3.93%, 08/02/2034*	470,000	433,665
NatWest Group PLC
3.75%, 11/01/2029	477,000	467,820
4.45%, 05/08/2030	250,000	240,288
4.80%, 04/05/2026	200,000	198,846
4.89%, 05/18/2029	400,000	392,848
5.08%, 01/27/2030	355,000	350,850
5.85%, 03/02/2027	200,000	201,882
6.02%, 03/02/2034	416,000	435,011
Nordea Bank Abp
5.38%, 09/22/2027*	345,000	350,569
Northern Trust Corp.
3.38%, 05/08/2032	105,000	97,799
PNC Bank NA
2.50%, 08/27/2024	375,000	369,191
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	606,000	596,547
Santander Holdings USA, Inc.
6.17%, 01/09/2030	570,000	573,264
Santander UK Group Holdings PLC
1.67%, 06/14/2027	465,000	424,940
6.53%, 01/10/2029	800,000	829,017
6.83%, 11/21/2026	418,000	426,952
Societe Generale SA
1.49%, 12/14/2026*	997,000	922,164
1.79%, 06/09/2027*	420,000	383,813
2.89%, 06/09/2032*	980,000	808,588
3.00%, 01/22/2030*	352,000	308,664
4.25%, 04/14/2025*	676,000	663,959
5.63%, 01/19/2030*	700,000	698,982
Standard Chartered PLC
1.46%, 01/14/2027*	430,000	396,144
2.82%, 01/30/2026*	460,000	446,695
4.87%, 03/15/2033*	250,000	236,679
6.10%, 01/11/2035*	425,000	433,957
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	4,171,745
3.04%, 07/16/2029	1,142,000	1,039,621
5.52%, 01/13/2028	330,000	337,697
5.71%, 01/13/2030	330,000	342,834
Sumitomo Mitsui Trust Bank, Ltd.
0.85%, 03/25/2024*	711,000	706,234
Swedbank AB
6.14%, 09/12/2026*	550,000	561,417
Toronto-Dominion Bank
5.52%, 07/17/2028	335,000	344,528
5.53%, 07/17/2026	895,000	911,073
Truist Financial Corp.
4.00%, 05/01/2025	53,000	52,196
5.71%, 01/24/2035	308,000	313,192
6.05%, 06/08/2027	550,000	560,272
7.16%, 10/30/2029	680,000	734,376
UBS Group AG
1.31%, 02/02/2027*	780,000	717,361
2.19%, 06/05/2026*	250,000	239,045
2.59%, 09/11/2025*	608,000	596,761
3.87%, 01/12/2029*	250,000	237,191
4.13%, 09/24/2025*	1,627,000	1,596,009
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.28%, 01/09/2028*	$ 250,000	$ 243,762
4.38%, 02/10/2031*(1)	3,708,000	2,940,049
5.43%, 02/08/2030*	260,000	262,008
5.70%, 02/08/2035*	200,000	203,019
UniCredit SpA
1.98%, 06/03/2027*	330,000	304,038
2.57%, 09/22/2026*	420,000	397,883
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,511,230
4.40%, 06/14/2046	131,000	111,685
4.90%, 11/17/2045	112,000	102,759
5.20%, 01/23/2030	410,000	413,188
5.50%, 01/23/2035	580,000	591,529
5.56%, 07/25/2034	485,000	495,157
5.57%, 07/25/2029	1,435,000	1,466,594
6.30%, 10/23/2029	1,090,000	1,148,803
6.49%, 10/23/2034	745,000	812,755
Westpac Banking Corp.
2.89%, 02/04/2030	1,841,000	1,785,951
3.13%, 11/18/2041	447,000	317,229
4.32%, 11/23/2031	300,000	290,705
		152,927,983
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	943,000	931,548
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	65,000	61,039
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	540,000	513,577
4.44%, 10/06/2048	405,000	367,514
Molson Coors Beverage Co.
4.20%, 07/15/2046	166,000	140,799
		2,014,477
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	600,000	612,098
Baxalta, Inc.
5.25%, 06/23/2045	14,000	13,870
Gilead Sciences, Inc.
2.60%, 10/01/2040	605,000	440,292
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	900,000	743,460
Royalty Pharma PLC
1.20%, 09/02/2025	193,000	180,980
2.15%, 09/02/2031	287,000	233,827
		2,224,527
Building Materials — 0.4%
CRH America, Inc.
5.13%, 05/18/2045*	200,000	195,410
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	208,000	200,085
Masco Corp.
2.00%, 10/01/2030	170,000	140,919
6.50%, 08/15/2032	250,000	270,207
Standard Industries, Inc.
3.38%, 01/15/2031*	1,200,000	1,020,402
4.38%, 07/15/2030*	3,257,000	2,959,807

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Vulcan Materials Co.
3.50%, 06/01/2030	$ 1,177,000	$ 1,092,382
		5,879,212
Chemicals — 0.2%
Albemarle Corp.
5.45%, 12/01/2044	150,000	139,297
Axalta Coating Systems LLC
3.38%, 02/15/2029*	735,000	653,150
Celanese US Holdings LLC
6.05%, 03/15/2025	97,000	97,478
DuPont de Nemours, Inc.
5.32%, 11/15/2038	165,000	166,270
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	2,553,000	2,125,010
LYB International Finance BV
4.88%, 03/15/2044	300,000	275,373
Nutrien, Ltd.
4.13%, 03/15/2035	300,000	276,812
4.20%, 04/01/2029	75,000	73,432
5.00%, 04/01/2049	110,000	103,198
		3,910,020
Commercial Services — 0.7%
Ashtead Capital, Inc.
5.55%, 05/30/2033*	1,989,000	1,972,531
5.80%, 04/15/2034*	512,000	514,878
Element Fleet Management Corp.
1.60%, 04/06/2024*	1,642,000	1,628,608
6.27%, 06/26/2026*	355,000	361,416
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	180,305
7.00%, 10/15/2037*	719,000	840,013
Ford Foundation
2.82%, 06/01/2070	175,000	109,364
Global Payments, Inc.
2.90%, 05/15/2030 to 11/15/2031	3,935,000	3,435,795
3.20%, 08/15/2029	477,000	431,730
5.30%, 08/15/2029	169,000	169,955
Pepperdine University
3.30%, 12/01/2059	290,000	197,372
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	456,944
2.90%, 10/01/2030	710,000	622,775
S&P Global, Inc.
2.90%, 03/01/2032	382,000	336,497
Triton Container International, Ltd.
1.15%, 06/07/2024*	550,000	540,690
University of Southern California
3.23%, 10/01/2120	280,000	174,243
Verisk Analytics, Inc.
5.75%, 04/01/2033	395,000	419,503
		12,392,619
Computers — 0.4%
Apple, Inc.
2.70%, 08/05/2051	890,000	602,218
3.45%, 02/09/2045	519,000	429,318
3.85%, 08/04/2046	362,000	313,437
CGI, Inc.
2.30%, 09/14/2031	776,000	634,872
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	3,767,000	3,862,564
Security Description	Shares or Principal Amount	Value

Computers (continued)
Leidos, Inc.
2.30%, 02/15/2031	$ 235,000	$ 195,881
		6,038,290
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC
3.63%, 03/24/2032	1,762,000	1,622,350
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	230,000	214,233
2.45%, 10/29/2026	835,000	774,477
3.00%, 10/29/2028	1,665,000	1,510,659
3.30%, 01/30/2032	1,879,000	1,610,530
6.10%, 01/15/2027	610,000	623,806
6.45%, 04/15/2027*	537,000	555,619
6.50%, 07/15/2025	1,719,000	1,743,188
Air Lease Corp.
3.25%, 03/01/2025 to 10/01/2029	969,000	890,299
3.38%, 07/01/2025	344,000	333,626
3.75%, 06/01/2026	244,000	236,168
Aviation Capital Group LLC
5.50%, 12/15/2024*	524,000	522,202
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026*	1,762,000	1,638,116
2.53%, 11/18/2027*	3,265,000	2,914,067
2.75%, 02/21/2028*	1,350,000	1,208,302
2.88%, 02/15/2025*	219,000	212,112
4.25%, 04/15/2026*	1,194,000	1,154,761
4.38%, 05/01/2026*	395,000	383,126
5.25%, 05/15/2024*	1,310,000	1,309,033
5.50%, 01/15/2026*	1,270,000	1,262,451
5.75%, 03/01/2029*	414,000	413,206
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045*	110,000	93,384
BOC Aviation, Ltd.
3.50%, 10/10/2024*	200,000	196,902
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	382,061
4.20%, 10/29/2025	100,000	98,291
5.82%, 02/01/2034	1,300,000	1,298,523
6.05%, 02/01/2035	457,000	464,406
6.38%, 06/08/2034	1,300,000	1,350,741
Charles Schwab Corp.
5.00%, 06/01/2027(1)	3,313,000	3,079,293
5.85%, 05/19/2034	1,255,000	1,300,039
Discover Financial Services
6.70%, 11/29/2032	4,075,000	4,268,444
Global Aircraft Leasing Co., Ltd.
6.50%, 09/15/2024*(3)	2,030,749	1,957,134
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	171,000	167,631
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	1,970,421
6.75%, 11/17/2028	689,000	724,360
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	830,671
Nasdaq, Inc.
5.55%, 02/15/2034	185,000	191,833
Nomura Holdings, Inc.
2.65%, 01/16/2025	545,000	530,626
2.68%, 07/16/2030	350,000	299,744

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	$ 62,000	$ 62,001
Toll Road Investors Partnership II LP
Zero Coupon 02/15/2026 to 02/15/2043*	7,153,834	4,053,887
		42,830,373
Electric — 2.3%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	66,294
Alabama Power Co.
3.75%, 03/01/2045	50,000	40,551
4.10%, 01/15/2042	63,000	52,342
5.70%, 02/15/2033	100,000	104,184
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	289,779
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,608,000	1,696,325
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	230,000	163,574
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	176,000	190,916
Brazos Securitization LLC
5.41%, 09/01/2052*	1,837,000	1,956,013
Calpine Corp.
3.75%, 03/01/2031*	1,405,000	1,220,532
CenterPoint Energy, Inc.
1.45%, 06/01/2026	460,000	427,143
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	269,167
5.95%, 12/15/2036	100,000	102,501
CMS Energy Corp.
2.95%, 02/15/2027	116,000	108,567
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	94,648
Constellation Energy Generation LLC
5.75%, 10/01/2041	325,000	324,940
5.80%, 03/01/2033	492,000	513,298
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	1,395,000	1,400,605
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	157,547
DTE Electric Co.
3.70%, 03/15/2045	111,000	89,569
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2038	380,000	412,504
Duke Energy Carolinas LLC
6.00%, 12/01/2028	200,000	211,213
Duke Energy Corp.
3.75%, 09/01/2046	705,000	543,781
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	106,660
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	210,388
4.15%, 12/01/2044	180,000	152,490
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	293,264
3.62%, 08/01/2027*	400,000	374,641
Electricite de France SA
4.88%, 09/21/2038*	401,000	367,957
6.90%, 05/23/2053*	983,000	1,101,565
Emera US Finance LP
4.75%, 06/15/2046	320,000	264,426
Security Description	Shares or Principal Amount	Value

Electric (continued)
Empire District Bondco LLC
4.94%, 01/01/2035	$ 931,000	$ 932,756
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	3,016,305
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	367,764
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	156,984
3.05%, 06/01/2031	145,000	128,472
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	83,515
Evergy, Inc.
2.90%, 09/15/2029	450,000	405,418
Fells Point Funding Trust
3.05%, 01/31/2027*	1,215,000	1,146,256
Fortis, Inc.
3.06%, 10/04/2026	186,000	176,978
ITC Holdings Corp.
2.95%, 05/14/2030*	210,000	186,469
4.95%, 09/22/2027*	585,000	587,371
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	2,876,000	2,424,020
4.30%, 01/15/2026*	245,000	240,630
6.15%, 06/01/2037	100,000	105,110
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	187,711
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028*	140,000	135,368
Nevada Power Co.
5.38%, 09/15/2040	96,000	94,807
New England Power Co.
3.80%, 12/05/2047*	140,000	109,557
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	106,704
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	910,000	919,189
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	374,672
NRG Energy, Inc.
2.00%, 12/02/2025*	355,000	333,794
2.45%, 12/02/2027*	395,000	356,052
4.45%, 06/15/2029*	300,000	284,416
Ohio Power Co.
2.90%, 10/01/2051	335,000	220,603
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	303,895
Pacific Gas & Electric Co.
2.95%, 03/01/2026	1,185,000	1,129,680
3.00%, 06/15/2028	1,428,000	1,310,195
3.30%, 08/01/2040	3,970,000	2,940,026
3.45%, 07/01/2025	290,000	282,908
3.75%, 08/15/2042	75,000	56,258
4.30%, 03/15/2045	130,000	103,729
4.45%, 04/15/2042	420,000	347,310
6.40%, 06/15/2033	265,000	281,312
6.75%, 01/15/2053	25,000	27,488
Pennsylvania Electric Co.
3.25%, 03/15/2028*	75,000	69,861
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	134,832
PG&E Recovery Funding LLC
5.54%, 07/15/2049	420,000	436,296

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	$ 305,000	$ 289,059
5.10%, 06/01/2054	385,000	383,100
5.21%, 12/01/2049	205,000	206,024
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	233,617
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	168,610
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	38,334
Public Service Co. of Oklahoma
6.63%, 11/15/2037	450,000	495,399
Public Service Electric & Gas Co.
5.70%, 12/01/2036	100,000	105,301
San Diego Gas & Electric Co.
2.95%, 08/15/2051	445,000	311,048
SCE Recovery Funding LLC
4.70%, 06/15/2042	390,322	384,768
5.11%, 12/14/2049	165,000	161,312
Sigeco Securitization I LLC
5.03%, 11/15/2038	383,000	385,258
Southern California Edison Co.
3.65%, 03/01/2028	200,000	191,536
4.05%, 03/15/2042	350,000	294,431
5.55%, 01/15/2036	100,000	100,810
5.88%, 12/01/2053	447,000	468,932
Southern Co.
5.70%, 03/15/2034	280,000	292,795
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	85,423
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	88,425
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	159,434
WEC Energy Group, Inc.
3.55%, 06/15/2025	55,000	53,756
Xcel Energy, Inc.
3.35%, 12/01/2026	220,000	212,270
		38,921,737
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	2,199,590
3.88%, 01/12/2028	133,000	126,649
		2,326,239
Entertainment — 0.4%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,922,000	2,590,085
5.14%, 03/15/2052	2,618,000	2,250,347
5.39%, 03/15/2062	1,048,000	901,792
WMG Acquisition Corp.
3.00%, 02/15/2031*	820,000	694,950
		6,437,174
Food — 0.5%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	348,252
5.38%, 01/09/2036*	200,000	201,672
Campbell Soup Co.
3.13%, 04/24/2050	145,000	98,063
Conagra Brands, Inc.
5.30%, 11/01/2038	105,000	102,256
Security Description	Shares or Principal Amount	Value

Food (continued)
J.M. Smucker Co.
6.20%, 11/15/2033	$ 220,000	$ 238,116
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/2034*	560,000	589,411
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 01/15/2030	2,525,000	2,466,853
Kellanova
5.25%, 03/01/2033	465,000	473,924
Kraft Heinz Foods Co.
4.38%, 06/01/2046	304,000	263,036
4.63%, 10/01/2039	400,000	372,261
Kroger Co.
5.00%, 04/15/2042	400,000	374,834
McCormick & Co., Inc.
2.50%, 04/15/2030	751,000	657,864
Post Holdings, Inc.
4.50%, 09/15/2031*	120,000	107,789
4.63%, 04/15/2030*	681,000	626,281
5.50%, 12/15/2029*	801,000	774,256
Smithfield Foods, Inc.
3.00%, 10/15/2030*	730,000	606,201
		8,301,069
Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(4)(5)	431,081	107,770
Pindo Deli Pulp & Paper Mills PT FRS
8.57%, (3 ML+3.00%), 04/28/2027*†(4)(6)	1,259,492	0
		107,770
Gas — 0.4%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	285,000	277,183
Atmos Energy Corp.
4.13%, 10/15/2044	270,000	238,028
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,278,528
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	193,018
NiSource, Inc.
1.70%, 02/15/2031	360,000	290,801
2.95%, 09/01/2029	245,000	224,359
3.60%, 05/01/2030	1,413,000	1,316,812
Southern California Gas Co.
2.55%, 02/01/2030	666,000	586,874
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	295,000	198,911
3.25%, 06/15/2026	85,000	81,893
3.95%, 10/01/2046	71,000	55,786
		6,742,193
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/2028*	829,000	841,143
6.30%, 02/15/2030*	2,533,000	2,603,645
6.40%, 04/15/2033*	1,964,000	2,041,043
		5,485,831
Healthcare-Products — 0.2%
Alcon Finance Corp.
2.60%, 05/27/2030*	556,000	486,468
2.75%, 09/23/2026*	716,000	677,394

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
3.00%, 09/23/2029*	$ 1,740,000	$ 1,586,886
5.38%, 12/06/2032*	707,000	727,067
Boston Scientific Corp.
4.55%, 03/01/2039	98,000	94,123
DH Europe Finance II SARL
3.25%, 11/15/2039	202,000	166,703
		3,738,641
Healthcare-Services — 1.2%
Adventist Health System
5.43%, 03/01/2032	2,427,000	2,473,085
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	400,000	285,517
Children's Hospital
2.93%, 07/15/2050	340,000	224,773
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	173,939
CommonSpirit Health
1.55%, 10/01/2025	275,000	258,778
2.78%, 10/01/2030	275,000	241,406
3.91%, 10/01/2050	275,000	216,933
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	236,900
Elevance Health, Inc.
4.10%, 03/01/2028	105,000	103,098
4.65%, 08/15/2044	180,000	166,061
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	760,000	544,493
2.88%, 09/01/2050	400,000	274,709
Hartford HealthCare Corp.
3.45%, 07/01/2054	700,000	499,659
HCA, Inc.
3.50%, 07/15/2051	137,000	96,026
5.13%, 06/15/2039	335,000	320,788
5.25%, 06/15/2026	810,000	812,319
5.50%, 06/15/2047	390,000	376,179
Humana, Inc.
5.88%, 03/01/2033	2,100,000	2,200,133
Marin General Hospital
7.24%, 08/01/2045	1,226,000	1,303,192
Memorial Health Services
3.45%, 11/01/2049	620,000	459,443
MultiCare Health System
2.80%, 08/15/2050	235,000	142,573
MyMichigan Health
3.41%, 06/01/2050	155,000	114,134
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	483,583
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	195,653
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	306,880
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	79,317
Texas Health Resources
2.33%, 11/15/2050	220,000	129,019
4.33%, 11/15/2055	400,000	347,000
Toledo Hospital
5.33%, 11/15/2028	3,425,000	3,176,688
5.75%, 11/15/2038	1,296,000	1,296,251
Tower Health
4.45%, 02/01/2050	3,152,000	1,454,043
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
UnitedHealth Group, Inc.
3.25%, 05/15/2051	$ 345,000	$ 253,109
3.50%, 08/15/2039	420,000	355,072
5.88%, 02/15/2053	250,000	277,462
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	232,539
		20,110,754
Insurance — 0.9%
AIA Group, Ltd.
3.20%, 09/16/2040*	250,000	188,059
Allied World Assurance Co. Holdings, Ltd.
4.35%, 10/29/2025	2,500,000	2,441,358
Aon Corp.
3.75%, 05/02/2029	1,857,000	1,781,102
Athene Global Funding
1.45%, 01/08/2026*	470,000	435,932
2.50%, 01/14/2025*	129,000	125,236
2.75%, 06/25/2024*	180,000	177,678
2.95%, 11/12/2026*	1,125,000	1,050,659
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	410,000	339,194
Brown & Brown, Inc.
2.38%, 03/15/2031	910,000	754,562
4.95%, 03/17/2052	628,000	559,964
F&G Global Funding
1.75%, 06/30/2026*	380,000	345,959
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	551,000	483,944
4.85%, 04/17/2028	2,552,000	2,527,247
5.63%, 08/16/2032	1,822,000	1,824,281
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	53,643
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	207,800
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	226,708
High Street Funding Trust I
4.11%, 02/15/2028*	321,000	304,139
Liberty Mutual Group, Inc.
4.57%, 02/01/2029*	350,000	343,026
New York Life Global Funding
3.00%, 01/10/2028*	162,000	152,507
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	257,334
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	405,000	355,846
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	197,792
Prudential Insurance Co. of America
8.30%, 07/01/2025*	200,000	206,439
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	171,506
		15,511,915
Internet — 0.2%
Amazon.com, Inc.
3.88%, 08/22/2037	400,000	368,501
3.95%, 04/13/2052	655,000	560,618
Match Group Holdings II LLC
3.63%, 10/01/2031*	2,597,000	2,220,435

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Meta Platforms, Inc.
5.60%, 05/15/2053	$ 525,000	$ 560,280
		3,709,834
Iron/Steel — 0.0%
Nucor Corp.
2.98%, 12/15/2055	100,000	66,938
Steel Dynamics, Inc.
1.65%, 10/15/2027	169,000	150,653
		217,591
Lodging — 0.1%
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,515,109
Machinery-Diversified — 0.3%
CNH Industrial NV
3.85%, 11/15/2027	713,000	689,559
nVent Finance SARL
4.55%, 04/15/2028	225,000	219,399
Otis Worldwide Corp.
2.57%, 02/15/2030	710,000	628,541
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	3,564,000	3,529,979
		5,067,478
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	3,485,000	3,030,766
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041 to 03/01/2042	535,000	370,546
3.70%, 04/01/2051	525,000	334,983
4.80%, 03/01/2050	510,000	389,338
5.25%, 04/01/2053	4,380,000	3,595,076
5.38%, 04/01/2038	138,000	125,116
6.38%, 10/23/2035	602,000	606,971
6.83%, 10/23/2055	175,000	173,790
Comcast Corp.
2.89%, 11/01/2051	494,000	327,044
3.20%, 07/15/2036	300,000	252,454
3.25%, 11/01/2039	1,090,000	879,138
3.90%, 03/01/2038	273,000	243,101
4.20%, 08/15/2034	630,000	599,790
5.35%, 05/15/2053	360,000	366,936
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	161,842
CSC Holdings LLC
4.13%, 12/01/2030*	1,575,000	1,137,937
4.50%, 11/15/2031*	2,150,000	1,542,735
Discovery Communications LLC
4.00%, 09/15/2055	482,000	339,357
4.65%, 05/15/2050	1,355,000	1,089,669
5.20%, 09/20/2047	10,000	8,649
Sirius XM Radio, Inc.
4.13%, 07/01/2030*	2,165,000	1,894,375
5.50%, 07/01/2029*	812,000	771,400
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	2,204,832
5.50%, 09/01/2041	700,000	616,092
		21,061,937
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.20%, 06/15/2035	$ 150,000	$ 141,792
4.38%, 06/15/2045	100,000	89,947
		231,739
Mining — 0.8%
Anglo American Capital PLC
2.25%, 03/17/2028*	1,326,000	1,182,896
2.88%, 03/17/2031*	1,551,000	1,319,442
3.63%, 09/11/2024*	200,000	197,375
3.88%, 03/16/2029*	1,901,000	1,788,517
4.75%, 03/16/2052*	2,499,000	2,159,518
BHP Billiton Finance USA, Ltd.
5.25%, 09/08/2030	700,000	722,138
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036*	339,000	346,105
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,113,000	1,901,686
Glencore Funding LLC
2.50%, 09/01/2030*	1,260,000	1,089,032
2.85%, 04/27/2031*	2,121,000	1,833,247
Novelis Corp.
3.88%, 08/15/2031*	1,039,000	901,163
		13,441,119
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
5.80%, 03/15/2037	300,000	318,145
Oil & Gas — 0.9%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	450,000	298,908
2.94%, 06/04/2051	500,000	341,021
Ecopetrol SA
5.38%, 06/26/2026	193,000	190,615
Eni SpA
4.25%, 05/09/2029*	1,407,000	1,371,603
Eni USA, Inc.
7.30%, 11/15/2027	200,000	215,559
EQT Corp.
3.63%, 05/15/2031*	807,000	719,020
3.90%, 10/01/2027	1,442,000	1,378,421
5.00%, 01/15/2029	697,000	688,163
Exxon Mobil Corp.
3.00%, 08/16/2039	410,000	329,442
3.10%, 08/16/2049	510,000	369,460
4.11%, 03/01/2046	183,000	160,743
HF Sinclair Corp.
5.88%, 04/01/2026	265,000	267,984
Marathon Petroleum Corp.
4.75%, 09/15/2044	2,160,000	1,949,884
5.85%, 12/15/2045	974,000	975,511
Phillips 66 Co.
3.15%, 12/15/2029	250,000	229,161
3.55%, 10/01/2026	49,000	47,552
4.90%, 10/01/2046	256,000	235,962
Pioneer Natural Resources Co.
1.90%, 08/15/2030	520,000	443,042
Santos Finance, Ltd.
6.88%, 09/19/2033*	1,618,000	1,722,597
Suncor Energy, Inc.
7.88%, 06/15/2026	144,000	153,122
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030	1,714,000	1,410,708

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
TotalEnergies Capital International SA
2.99%, 06/29/2041	$ 760,000	$ 585,116
3.13%, 05/29/2050	555,000	400,009
3.46%, 07/12/2049	385,000	298,489
Valero Energy Corp.
2.15%, 09/15/2027	251,000	230,625
		15,012,717
Oil & Gas Services — 0.0%
Halliburton Co.
4.85%, 11/15/2035	85,000	84,213
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	227,000	220,303
		304,516
Packaging & Containers — 0.1%
Graphic Packaging International LLC
1.51%, 04/15/2026*	545,000	497,740
Packaging Corp. of America
4.05%, 12/15/2049	385,000	311,231
WRKCo., Inc.
3.90%, 06/01/2028	45,000	43,247
		852,218
Pharmaceuticals — 0.5%
AbbVie, Inc.
3.20%, 11/21/2029	794,000	740,085
4.05%, 11/21/2039	1,184,000	1,071,138
4.40%, 11/06/2042	275,000	254,677
4.50%, 05/14/2035	420,000	409,896
AstraZeneca PLC
4.00%, 09/18/2042	110,000	97,724
6.45%, 09/15/2037	140,000	163,072
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	216,999
4.55%, 02/20/2048	121,000	109,440
CVS Health Corp.
4.30%, 03/25/2028	75,000	73,691
5.05%, 03/25/2048	1,244,000	1,140,520
CVS Pass-Through Trust
4.70%, 01/10/2036*	200,641	185,763
7.51%, 01/10/2032*	162,315	170,630
8.35%, 07/10/2031*	217,602	234,621
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	1,540,000	1,409,022
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	795,000	808,322
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	707,000	680,368
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	820,000	630,828
3.18%, 07/09/2050	385,000	272,738
Zoetis, Inc.
2.00%, 05/15/2030	370,000	315,955
		8,985,489
Pipelines — 1.8%
Boardwalk Pipelines LP
3.40%, 02/15/2031	300,000	268,713
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	408,656
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	1,036,000	827,061
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Cheniere Energy Partners LP
4.50%, 10/01/2029	$ 1,195,000	$ 1,140,007
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	308,695
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,432,108
5.70%, 03/08/2033	972,000	1,002,755
Energy Transfer LP
4.15%, 09/15/2029	272,000	259,952
4.40%, 03/15/2027	1,555,000	1,526,687
4.75%, 01/15/2026	98,000	97,388
4.95%, 05/15/2028 to 01/15/2043	717,000	642,876
5.50%, 06/01/2027	69,000	69,980
5.55%, 02/15/2028	676,000	687,896
6.05%, 06/01/2041	677,000	686,244
Enterprise Products Operating LLC
3.20%, 02/15/2052	690,000	494,893
EQM Midstream Partners LP
5.50%, 07/15/2028	350,000	346,813
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	715,000	586,980
4.32%, 12/30/2039*	280,000	208,569
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	466,560	373,500
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	1,345,000	1,286,727
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,509,833
Kinder Morgan, Inc.
5.00%, 02/01/2029	459,000	460,188
MPLX LP
4.95%, 03/14/2052	3,197,000	2,840,584
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	355,529
ONEOK Partners LP
6.65%, 10/01/2036	240,000	260,724
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,543,292
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,021,000	999,647
4.50%, 05/15/2030	1,042,000	1,017,169
Southern Natural Gas Co. LLC
4.80%, 03/15/2047*	102,000	85,245
Targa Resources Corp.
4.20%, 02/01/2033	507,000	464,114
4.95%, 04/15/2052	836,000	729,079
6.13%, 03/15/2033	2,375,000	2,485,322
TransCanada PipeLines, Ltd.
4.75%, 05/15/2038	300,000	280,366
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	2,374,000	2,375,885
		31,063,477
Private Equity — 0.0%
Brookfield Finance, Inc.
3.90%, 01/25/2028	148,000	143,176
4.70%, 09/20/2047	35,000	31,133
4.85%, 03/29/2029	197,000	196,358
		370,667
Real Estate — 0.0%
GAIF Bond Issuer Pty., Ltd.
3.40%, 09/30/2026*	263,000	248,714

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Real Estate (continued)
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	$ 243,000	$ 230,453
		479,167
REITS — 1.4%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	260,000	199,978
3.80%, 04/15/2026	70,000	68,374
4.00%, 02/01/2050	334,000	261,075
American Tower Corp.
1.50%, 01/31/2028	610,000	535,288
1.88%, 10/15/2030	545,000	446,759
2.10%, 06/15/2030	300,000	251,971
2.95%, 01/15/2051	164,000	107,674
3.10%, 06/15/2050	251,000	170,964
3.38%, 10/15/2026	175,000	168,104
3.70%, 10/15/2049	615,000	463,992
Boston Properties LP
2.55%, 04/01/2032	3,765,000	2,994,281
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	340,802
2.50%, 08/16/2031	215,000	179,349
3.85%, 02/01/2025	200,000	196,293
Corporate Office Properties LP
2.00%, 01/15/2029	175,000	147,031
2.75%, 04/15/2031	624,000	509,430
Crown Castle, Inc.
4.00%, 03/01/2027	71,000	68,855
Equinix, Inc.
2.00%, 05/15/2028	901,000	803,708
2.15%, 07/15/2030	2,406,000	2,032,237
Essex Portfolio LP
2.65%, 03/15/2032	365,000	305,214
Extra Space Storage LP
2.40%, 10/15/2031	255,000	208,918
4.00%, 06/15/2029	415,000	394,316
5.90%, 01/15/2031	410,000	426,259
Goodman US Finance Three LLC
3.70%, 03/15/2028*	215,000	201,058
Healthcare Realty Holdings LP
2.00%, 03/15/2031	300,000	240,270
3.10%, 02/15/2030	795,000	696,628
Healthpeak OP LLC
2.13%, 12/01/2028	679,000	598,729
3.50%, 07/15/2029	356,000	331,829
Iron Mountain, Inc.
4.50%, 02/15/2031*	2,745,000	2,461,286
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	244,399
NNN REIT, Inc.
4.00%, 11/15/2025	291,000	285,402
Physicians Realty LP
2.63%, 11/01/2031	265,000	218,217
Public Storage Operating Co.
1.95%, 11/09/2028	315,000	281,111
2.25%, 11/09/2031	265,000	222,910
Regency Centers LP
2.95%, 09/15/2029	335,000	301,475
4.13%, 03/15/2028	400,000	385,378
Sabra Health Care LP
3.20%, 12/01/2031	430,000	351,323
Security Description	Shares or Principal Amount	Value

REITS (continued)
Safehold GL Holdings LLC
2.80%, 06/15/2031	$ 1,200,000	$ 998,726
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,853,764
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/2025*	400,000	392,110
Scentre Group Trust 2
4.75%, 09/24/2080*	195,000	185,506
SITE Centers Corp.
4.70%, 06/01/2027	94,000	93,383
UDR, Inc.
2.10%, 08/01/2032	310,000	243,493
3.00%, 08/15/2031	55,000	47,924
3.20%, 01/15/2030	370,000	335,738
Welltower OP LLC
3.10%, 01/15/2030	260,000	235,361
6.50%, 03/15/2041	250,000	276,328
WP Carey, Inc.
2.40%, 02/01/2031	395,000	332,079
4.25%, 10/01/2026	790,000	772,215
		23,867,514
Retail — 0.5%
7-Eleven, Inc.
1.80%, 02/10/2031*	260,000	210,634
2.50%, 02/10/2041*	266,000	184,351
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	545,000	410,975
3.63%, 05/13/2051*	610,000	446,232
3.80%, 01/25/2050*	400,000	302,868
AutoZone, Inc.
1.65%, 01/15/2031	340,000	274,360
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	2,038,000	1,732,833
Home Depot, Inc.
3.63%, 04/15/2052	440,000	348,048
4.40%, 03/15/2045	180,000	166,201
Lowe's Cos., Inc.
1.70%, 10/15/2030	560,000	464,364
2.63%, 04/01/2031	365,000	317,473
McDonald's Corp.
4.70%, 12/09/2035	155,000	153,124
6.30%, 10/15/2037	102,000	114,794
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	185,000	178,164
Penske Automotive Group, Inc.
3.75%, 06/15/2029	2,941,000	2,621,093
		7,925,514
Semiconductors — 0.5%
Analog Devices, Inc.
2.80%, 10/01/2041	473,000	348,368
Broadcom, Inc.
1.95%, 02/15/2028*	1,200,000	1,077,422
3.14%, 11/15/2035*	2,538,000	2,086,283
3.19%, 11/15/2036*	710,000	576,760
4.93%, 05/15/2037*	1,552,000	1,496,825
Intel Corp.
5.63%, 02/10/2043	117,000	124,025
5.70%, 02/10/2053	660,000	694,290
KLA Corp.
3.30%, 03/01/2050	350,000	261,406

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	$ 725,000	$ 609,906
3.25%, 05/11/2041	745,000	565,762
QUALCOMM, Inc.
4.50%, 05/20/2052	290,000	265,944
Texas Instruments, Inc.
5.05%, 05/18/2063	427,000	425,016
		8,532,007
Software — 0.5%
Fiserv, Inc.
3.50%, 07/01/2029	1,675,000	1,571,119
4.40%, 07/01/2049	175,000	152,402
5.60%, 03/02/2033	1,191,000	1,234,586
Microsoft Corp.
3.04%, 03/17/2062	91,000	64,008
Oracle Corp.
3.80%, 11/15/2037	200,000	170,718
3.85%, 07/15/2036	54,000	47,089
3.90%, 05/15/2035	46,000	40,768
4.30%, 07/08/2034	81,000	75,397
4.38%, 05/15/2055	200,000	164,747
4.90%, 02/06/2033	510,000	504,742
5.55%, 02/06/2053	360,000	357,753
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,616,000	2,567,965
VMware LLC
1.40%, 08/15/2026	859,000	786,262
		7,737,556
Telecommunications — 1.0%
AT&T, Inc.
1.65%, 02/01/2028	110,000	98,075
2.25%, 02/01/2032	765,000	629,055
2.75%, 06/01/2031	400,000	347,907
3.50%, 06/01/2041	304,000	241,521
3.55%, 09/15/2055	1,393,000	992,472
Corning, Inc.
3.90%, 11/15/2049	580,000	468,531
Deutsche Telekom International Finance BV
4.88%, 03/06/2042*	400,000	380,206
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	901,789
Rogers Communications, Inc.
4.50%, 03/15/2042	3,354,000	2,980,141
4.55%, 03/15/2052	3,714,000	3,191,705
Sprint Capital Corp.
6.88%, 11/15/2028	228,000	246,337
Sprint LLC
7.63%, 03/01/2026	155,000	161,757
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,498,979
4.38%, 04/15/2040	317,000	286,071
5.05%, 07/15/2033	570,000	570,657
5.15%, 04/15/2034	318,000	320,379
Verizon Communications, Inc.
2.10%, 03/22/2028	54,000	48,828
2.65%, 11/20/2040	495,000	353,489
Vodafone Group PLC
4.88%, 06/19/2049	450,000	406,658
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
5.63%, 02/10/2053	$ 847,000	$ 853,275
6.25%, 11/30/2032	300,000	326,862
		17,304,694
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	623,000	578,382
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	152,078
Canadian Pacific Railway Co.
4.70%, 05/01/2048	382,000	345,379
CSX Corp.
3.35%, 09/15/2049	85,000	63,008
4.75%, 11/15/2048	345,000	326,327
Union Pacific Corp.
4.10%, 09/15/2067	100,000	81,939
		968,731
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	500,000	449,297
3.45%, 06/01/2029	450,000	426,205
		875,502
Total Corporate Bonds & Notes (cost $591,177,032)		540,766,460
ASSET BACKED SECURITIES — 9.6%
Auto Loan Receivables — 2.1%
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	491,171	496,367
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	1,034,000	1,046,902
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C 5.65%, 04/16/2029	901,000	908,438
Carvana Auto Receivables Trust
Series 2023-N1, Class C 5.92%, 07/10/2029*	1,130,000	1,129,445
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	614,095	615,814
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	787,000	790,275
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C 1.63%, 09/16/2030*	282,000	271,129
Series 2023-3A, Class A 6.39%, 08/15/2033*	1,000,000	1,019,243
Series 2022-3A, Class C 8.45%, 02/15/2033*	1,600,000	1,669,094
DT Auto Owner Trust
Series 2021-2A, Class C 1.10%, 02/16/2027*	564,821	558,042
Series 2022-2A, Class B 4.22%, 01/15/2027*	2,300,000	2,286,692
Series 2023-1A, Class A 5.48%, 04/15/2027*	954,362	952,652
Series 2023-2A, Class C 5.79%, 02/15/2029*	1,494,000	1,499,730

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Enterprise Fleet Financing LLC
Series 2023-3, Class A2 6.40%, 03/20/2030*	$ 1,242,000	$ 1,269,462
Exeter Automobile Receivables Trust
Series 2019-3A, Class D 3.11%, 08/15/2025*	226,396	225,280
Series 2022-2A, Class D 4.56%, 07/17/2028	2,100,000	2,047,398
Series 2022-4A, Class D 5.98%, 12/15/2028	1,700,000	1,699,989
Series 2023-3A, Class C 6.21%, 06/15/2028	1,000,000	1,009,682
Flagship Credit Auto Trust
Series 2019-4, Class D 3.12%, 01/15/2026*	1,648,422	1,625,450
Series 2022-4, Class C 7.71%, 10/16/2028*	1,700,000	1,757,777
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	2,900,000	2,727,460
Series 2023-3A, Class C 6.01%, 05/15/2029*	758,000	766,117
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2 6.37%, 06/15/2028*	928,000	938,328
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3 4.14%, 02/16/2027	1,472,184	1,463,618
Series 2022-6, Class D 5.69%, 02/18/2031	2,200,000	2,206,113
Sonoran Auto Receivables Trust
Series 2017-1 4.75%, 07/15/2024(4)	38,340	38,340
Series 2018-1 4.75%, 06/15/2025(4)	69,260	68,913
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	2,200,000	881,875
Westlake Automobile Receivables Trust
Series 2023-1A, Class C 5.74%, 08/15/2028*	1,315,000	1,312,376
Series 2023-4A, Class C 6.64%, 11/15/2028*	1,013,000	1,032,280
Series 2022-3A, Class D 6.68%, 04/17/2028*	1,750,000	1,767,870
		36,082,151
Credit Card Receivables — 0.2%
Consumer Receivables Asset Investment Trust FRS
Series 2021-1, Class A1X 9.34%, (TSFR3M+3.75%), 12/15/2024*	102,865	102,920
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A 2.24%, 12/15/2028*	990,000	976,003
Series 2022-A, Class A 6.19%, 10/15/2030*	1,700,000	1,685,572
		2,764,495
Other Asset Backed Securities — 7.3%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 6.26%, (SOFR30A+0.91%), 12/26/2044*	120,799	117,617
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	$ 620,935	$ 570,317
Allegro CLO II-S, Ltd. FRS
Series 2014-1RA, Class A2 7.18%, (TSFR3M+1.86%), 10/21/2028*	2,477,180	2,477,173
American Homes 4 Rent Trust
Series 2015-SFR1, Class A 3.47%, 04/17/2052*	834,441	814,805
Series 2014-SFR3, Class A 3.68%, 12/17/2036*	1,243,475	1,222,838
Series 2014-SFR2, Class A 3.79%, 10/17/2036*	833,596	821,854
Series 2014-SFR3, Class C 4.60%, 12/17/2036*	150,000	148,066
Series 2015-SFR1, Class E 5.64%, 04/17/2052*	370,000	368,866
Series 2015-SFR2, Class E 6.07%, 10/17/2052*	500,000	500,724
Series 2014-SFR2, Class E 6.23%, 10/17/2036*	150,000	149,531
Series 2014-SFR3, Class E 6.42%, 12/17/2036*	275,000	275,370
AMSR Trust
Series 2020-SFR4, Class C 1.86%, 11/17/2037*	2,000,000	1,865,595
Series 2020-SFR3, Class E1 2.56%, 09/17/2037*	1,535,000	1,443,795
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,576,183
Bastion Funding I LLC
Series 2023-1A, Class A2 7.12%, 04/25/2038*(4)	901,862	903,576
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	505,224	472,628
Series 2021-1A, Class B 2.92%, 04/15/2036*	1,136,305	1,054,855
Series 2020-1A, Class A 2.98%, 11/15/2035*	357,933	346,969
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	1,470,736	1,403,153
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	369,219	318,160
CARS-DB4 LP
Series 2020-1A, Class A4 3.19%, 02/15/2050*	1,171,631	1,128,911
CFIN Issuer LLC
Series 2022-RTL1, Class AA 3.25%, 02/16/2026*	1,235,257	1,184,365
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 7.28%, (TSFR3M+1.96%), 11/07/2030*	3,656,527	3,637,963
Series 2018-28A, Class BR 7.73%, (TSFR3M+2.41%), 11/07/2030*	2,328,072	2,277,185
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	520,419	507,052
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,707,170

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Cutwater, Ltd. FRS
Series 2015-1A, Class BR 7.38%, (TSFR3M+2.06%), 01/15/2029*	$ 4,810,000	$ 4,801,852
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	1,250,000	1,132,675
Diversified ABS Phase III LLC
Series 2022-1, Class A2 4.88%, 04/28/2039*	2,154,385	1,960,275
Diversified ABS Phase VI LLC
Series VI, Class A 7.50%, 11/28/2039	913,209	900,698
DLLST LLC
Series 2024-1A, Class A2 5.33%, 01/20/2026*	476,980	477,314
DP Lion Holdco LLC
Series 2023-1A, Class A 8.24%, 11/30/2043	750,000	758,019
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 7.13%, (TSFR3M+1.81%), 04/15/2031*	5,500,000	5,490,804
FirstKey Homes Trust
Series 2020-SFR1, Class D 2.24%, 08/17/2037*	1,500,000	1,413,655
Series 2020-SFR2, Class E 2.67%, 10/19/2037*	1,500,000	1,410,290
Series 2022-SFR1, Class D 5.20%, 05/19/2039*	880,000	857,572
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(2)	2,200,000	1,930,327
Series 2021-SAT1, Class A 3.65%, 03/25/2024*(2)	3,330,000	3,317,679
Series 2021-GT2, Class A 3.85%, 10/25/2026*(2)	1,750,000	1,539,019
Series 2020-GT1, Class A 4.45%, 01/25/2026*(2)	2,000,000	1,833,626
Foundation Finance Trust
Series 2019-1A, Class A 3.86%, 11/15/2034*	35,621	35,356
Series 2023-2A, Class D 9.10%, 06/15/2049*	1,200,000	1,241,501
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	539,321	464,438
Series 2017-2A, Class A 3.26%, 10/15/2053*	401,958	367,778
Series 2017-1A, Class A 3.74%, 10/15/2052*	83,420	76,860
Series 2017, Class R1 5.00%, 10/20/2051	211,988	199,742
GoodGreen, Ltd.
Series 2023-1A, Class A 5.90%, 01/17/2061*	1,160,783	1,113,838
Harbourview CLO VII-R, Ltd. FRS
Series 7RA, Class B 7.26%, (TSFR3M+1.96%), 07/18/2031*	2,865,000	2,797,317
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	72,074	65,435
Series 2017-3A, Class A2 3.95%, 09/20/2048*	263,918	236,885
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2017-1A, Class A2 4.46%, 09/20/2047*	$ 219,119	$ 202,080
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	819,602	823,337
Series 2022-1, Class A2 7.80%, 11/10/2037	1,023,433	1,008,593
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR 7.32%, (TSFR3M+2.00%), 07/20/2031*	2,723,886	2,723,804
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	663,770	665,320
Lendmark Funding Trust
Series 2023-1A, Class B 5.60%, 05/20/2033*	1,285,000	1,274,044
Series 2023-1A, Class C 6.16%, 05/20/2033*	665,000	660,987
LP LMS Asset Securization Trust
Series 2021-2A, Class A 1.75%, 01/15/2029*	82,452	82,175
Madison Park Funding XXIII, Ltd. FRS
Series 2017-23A, Class CR 7.58%, (TSFR3M+2.26%), 07/27/2031*	3,200,273	3,200,254
MAN US CLO, Ltd. FRS
Series 2023-1A, Class B 8.32%, (TSFR3M+3.00%), 07/20/2035*	1,900,921	1,935,071
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 7.23%, (TSFR3M+1.91%), 01/29/2030*	4,114,474	4,101,674
MNR ABS Issuer I LLC
8.95%, 12/15/2038(4)	792,811	798,757
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	433,546	401,447
Neuberger Berman CLO XV FRS
Series 2013-15A, Class CR2 7.43%, (TSFR3M+2.11%), 10/15/2029*	1,414,771	1,406,609
Neuberger Berman CLO XXI, Ltd. FRS
Series 2016-21A, Class CR2 7.63%, (TSFR3M+2.31%), 04/20/2034*	1,276,441	1,276,634
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A 3.10%, 07/25/2026*	1,383,836	1,291,873
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	832,547	781,902
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	714,322	683,153
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 7.33%, (TSFR3M+2.01%), 04/22/2030*	2,169,250	2,145,898
Series 2019-1A, Class CR 7.93%, (TSFR3M+2.61%), 04/22/2030*	2,324,266	2,297,888
Octane Receivables Trust
Series 2021-1A, Class B 1.53%, 04/20/2027*	700,000	673,453
Series 2021-1A, Class C 2.23%, 11/20/2028*	600,000	568,512
OL SP LLC
Series 2018, Class A 4.16%, 02/09/2030	223,937	220,343

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	$ 1,769,000	$ 1,781,361
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	278,428	267,348
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	1,100,000	1,040,175
P4 SFR Holdco LLC
Series 2019, Class A 7.25%, 10/11/2026	1,100,000	1,049,950
PNMAC GMSR Issuer Trust FRS
Series 2022-GT1, Class A 9.59%, (SOFR30A+4.25%), 05/25/2027*	1,650,000	1,662,399
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(2)	2,531,426	2,482,442
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 2.24%, 09/27/2060*(7)	1,138,593	1,134,923
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,624,355
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,827,693
Series 2022-SFR2, Class E1 4.55%, 04/17/2027*	1,500,000	1,411,353
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,550,467
Race Point VIII CLO, Ltd. FRS
Series 2013-8A, Class AR2 6.67%, (TSFR3M+1.30%), 02/20/2030*	1,404,375	1,404,411
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	109,771	101,222
RT Finance LLC
Series 2023-1, Class A 7.85%, 10/15/2043(4)	1,152,912	1,170,206
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	1,526,000	1,589,805
Stratus Static CLO, Ltd. FRS
Series 2022-3A, Class BR 7.22%, (TSFR3M+1.90%), 10/20/2031*	512,790	512,775
Theorem Funding Trust
Series 2022-2A, Class A 6.06%, 12/15/2028*	452,498	451,250
Tricon American Homes Trust
Series 2019-SFR1, Class D 3.20%, 03/17/2038*	1,657,000	1,581,671
VM DEBT LLC
Series 2019-1, Class TR 7.46%, 07/18/2027(4)	1,999,673	1,814,703
VOLT C LLC
Series 2021-NPL9, Class A1 1.99%, 05/25/2051*(7)	571,364	548,837
VOLT CI LLC
Series 2021-NP10, Class A1 1.99%, 05/25/2051*(7)	770,481	738,190
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
VOLT XCII LLC
Series 2021-NPL1, Class A1 4.89%, 02/27/2051*(7)	$ 407,436	$ 395,604
VOLT XCIII LLC
Series 2021-NPL2, Class A1 4.89%, 02/27/2051*(7)	1,517,029	1,471,955
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(7)	1,043,709	1,020,377
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(7)	619,548	600,687
VOLT XCV LLC
Series 2021-NPL4, Class A1 2.24%, 03/27/2051*(7)	645,163	630,633
VOLT XCVI LLC
Series 2021-NPL5, Class A1 2.12%, 03/27/2051*(7)	841,892	821,242
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(7)	950,597	920,582
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 7.03%, (TSFR3M+1.71%), 10/15/2030*	1,058,177	1,051,349
Series 2012-4A, Class BR3 7.53%, (TSFR3M+2.21%), 10/15/2030*	446,999	440,320
Series 2012-4A, Class C1R3 8.88%, (TSFR3M+3.56%), 10/15/2030*	631,645	631,916
VSE VOI Mtg. LLC
Series 2018-A, Class A 3.56%, 02/20/2036*	98,102	96,363
		124,768,048
Total Asset Backed Securities (cost $168,470,279)		163,614,694
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.4%
Commercial and Residential — 7.4%
ACREC, Ltd. FRS
Series 2021-FL1, Class C 7.60%, (TSFR1M+2.26%), 10/16/2036*	1,389,000	1,339,400
Series 2021-FL1, Class D 8.10%, (TSFR1M+2.76%), 10/16/2036*	1,675,500	1,592,523
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class C 8.10%, (TSFR1M+2.76%), 01/15/2037*	1,682,000	1,626,099
Anchor Mtg. Trust
Series 2021-1, Class A1 2.60%, 10/25/2026*	81,693	81,146
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class B 7.05%, (TSFR1M+1.71%), 05/15/2036*	625,500	615,284
Series 2021-FL3, Class C 7.30%, (TSFR1M+1.96%), 08/15/2034*	951,500	921,572
Series 2021-FL1, Class C 7.45%, (TSFR1M+2.11%), 12/15/2035*	461,000	451,182
Series 2021-FL3, Class D 7.65%, (TSFR1M+2.31%), 08/15/2034*	527,000	501,917
Series 2021-FL4, Class C 7.75%, (TSFR1M+2.41%), 11/15/2036*	1,850,500	1,796,106
Series 2022-FL1, Class D 8.35%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	4,898,270
Series 2021-FL1, Class D 8.40%, (TSFR1M+3.06%), 12/15/2035*	424,000	415,026

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
AREIT Trust FRS
Series 2019-CRE3, Class B 7.00%, (TSFR1M+1.66%), 09/14/2036*	$ 2,234,000	$ 2,127,296
Series 2022-CRE6, Class B 7.20%, (SOFR30A+1.85%), 01/20/2037*	614,000	602,644
Series 2019-CRE3, Class C 7.35%, (TSFR1M+2.01%), 09/14/2036*	1,015,000	929,437
Series 2022-CRE6, Class C 7.50%, (SOFR30A+2.15%), 01/20/2037*	1,264,000	1,232,520
Series 2019-CRE3, Class D 8.10%, (TSFR1M+2.76%), 09/14/2036*	884,500	813,847
Series 2022-CRE6, Class D 8.20%, (SOFR30A+2.85%), 01/20/2037*	537,000	507,136
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	2,563,434	2,729,621
BANK VRS
Series 2023-BNK46, Class AS 6.39%, 08/15/2056(2)	1,486,048	1,592,024
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,199,332
BDS, Ltd. FRS
Series 2021-FL7, Class B 6.95%, (TSFR1M+1.61%), 06/16/2036*	684,000	668,717
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 4.49%, 08/25/2033(2)	65,348	59,385
BSPRT Issuer, Ltd. FRS
Series 2021-FL7, Class C 7.75%, (TSFR1M+2.41%), 12/15/2038*	450,000	434,382
Series 2021-FL7, Class D 8.20%, (TSFR1M+2.86%), 12/15/2038*	513,000	489,728
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 6.75%, (TSFR1M+1.41%), 05/15/2038*	2,281,000	2,123,020
Series 2020-FL2, Class B 6.85%, (TSFR1M+1.51%), 02/15/2038*	875,000	811,930
Series 2021-FL4, Class B 7.00%, (TSFR1M+1.66%), 05/15/2038*	4,995,500	4,587,062
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	2,790,956
CHCP, Ltd. FRS
Series 2021-FL1, Class B 7.10%, (TSFR1M+1.76%), 02/15/2038*	566,500	558,494
Series 2021-FL1, Class C 7.55%, (TSFR1M+2.21%), 02/15/2038*	642,000	627,828
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	2,780,000	2,428,365
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(2)	843,000	796,513
CLNC, Ltd. FRS
Series 2019-FL1, Class B 7.35%, (TSFR1M+2.01%), 08/20/2035*	910,000	896,935
Series 2019-FL1, Class C 7.85%, (TSFR1M+2.51%), 08/20/2035*	1,480,000	1,443,343
COMM Mtg. Trust
Series 2020-CBM, Class A2 2.90%, 02/10/2037*	1,950,000	1,877,577
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2015-DC1, Class A5 3.35%, 02/10/2048	$ 5,000,000	$ 4,867,394
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	4,805,406
Series 2015-CR24, Class A5 3.70%, 08/10/2048	770,833	749,969
Series 2015-LC21, Class A4 3.71%, 07/10/2048	2,496,639	2,429,911
Series 2015-CR25, Class A4 3.76%, 08/10/2048	625,000	607,016
Series 2015-PC1, Class A5 3.90%, 07/10/2050	1,137,175	1,113,058
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.94%, 04/10/2033*(2)	1,790,000	1,657,488
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	5,000,000	4,887,446
Credit Suisse First Boston Mtg. Securities Corp. VRS
Series 2004-AR2, Class 2A1 5.17%, 03/25/2034(2)	8,693	8,556
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	379,960	360,157
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.54%, 06/10/2034*(2)	1,000,000	879,014
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 6.19%, (TSFR1M+0.85%), 07/19/2044	394,631	358,560
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 5.95%, (TSFR1M+0.61%), 09/25/2035	2,348	2,290
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	1,180,000	1,132,824
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 4.13%, 03/25/2035(2)	62,133	58,723
JPMBB Commercial Mtg. Securities Trust
Series 2014-C26, Class A4 3.49%, 01/15/2048	5,000,000	4,888,749
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 4.51%, 10/25/2033(2)	136,125	123,708
LCM Trust FRS
Series 2021-FL2, Class C 7.60%, (TSFR1M+2.26%), 12/13/2038*	1,072,500	1,006,355
LFT CRE, Ltd. FRS
Series 2021-FL1, Class C 7.40%, (TSFR1M+2.06%), 06/15/2039*	2,150,000	2,082,879
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 7.20%, (TSFR1M+1.86%), 07/15/2036*	3,077,500	3,032,770
Series 2021-CRE5, Class B 7.45%, (TSFR1M+2.11%), 07/15/2036*	1,115,000	1,076,871
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1 6.09%, (TSFR1M+0.75%), 10/25/2028	80,870	75,342
Series 2003-G, Class A2 6.49%, (TSFR6M+1.10%), 01/25/2029	180,919	173,991

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
MF1 LLC FRS
Series 2024-FL14, Class AS 7.66%, (TSFR1M+2.24%), 03/19/2039*	$ 2,090,344	$ 2,086,425
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class C 7.15%, (TSFR1M+1.81%), 07/15/2036*	1,348,500	1,316,750
MF1, Ltd. FRS
Series 2022-FL8, Class C 7.54%, (TSFR1M+2.20%), 02/19/2037*	1,327,832	1,286,012
Series 2020-FL4, Class AS 7.55%, (TSFR1M+2.21%), 11/15/2035*	1,334,500	1,329,150
Series 2022-FL8, Class D 7.99%, (TSFR1M+2.65%), 02/19/2037*	767,466	722,866
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21, Class A4 3.34%, 03/15/2048	1,207,415	1,170,768
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	1,920,000	1,704,000
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	772,524
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(2)	1,808,281	1,969,561
PFP, Ltd. FRS
Series 2021-7, Class C 7.10%, (TSFR1M+1.76%), 04/14/2038*	129,697	127,578
PRPM LLC
Series 2023-RCF2, Class A1 4.00%, 11/25/2053*(7)	551,604	526,503
PRPM LLC VRS
Series 2021-2, Class A1 2.12%, 03/25/2026*(2)	737,495	731,969
Series 2021-1, Class A1 5.12%, 01/25/2026*(2)	1,060,807	1,053,124
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class C 7.65%, (TSFR1M+2.31%), 11/25/2036*	720,000	688,267
Series 2021-FL7, Class D 8.40%, (TSFR1M+3.06%), 11/25/2036*	845,000	803,302
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 6.13%, (TSFR1M+0.79%), 10/20/2034	297,037	265,021
Series 2003-1, Class 1A 6.21%, (TSFR1M+0.87%), 04/20/2033	277,769	248,643
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,687,515
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 7.30%, (SOFR30A+1.95%), 11/15/2038*	759,000	737,162
Series 2021-FL2, Class C 7.55%, (TSFR1M+2.21%), 04/18/2038*	1,072,500	967,453
Series 2022-FL3, Class C 7.55%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,371,223
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 5.95%, (TSFR1M+0.61%), 07/19/2035	184,487	168,906
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 5.61%, 12/25/2044(2)	49,837	46,253
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	$ 2,681,556	$ 2,303,690
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,579,763
Verus Securitization Trust VRS
Series 2024-1, Class A1 5.71%, 01/25/2069*(2)	1,157,803	1,157,077
VM Master Issuer LLC VRS
Series 2022-1, Class A1 5.16%, 05/24/2025*(2)	1,900,000	1,886,499
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 5.91%, (TSFR1M+0.57%), 04/25/2045	16,996	16,409
Wells Fargo Commercial Mtg. Trust
Series 2016-C34, Class A4 3.10%, 06/15/2049	1,100,000	1,039,138
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,755,228
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	4,971,271
Series 2015-C30, Class A4 3.66%, 09/15/2058	729,000	706,013
Series 2014-LC16, Class A5 3.82%, 08/15/2050	5,000,000	4,950,522
		126,091,679
U.S. Government Agency — 5.0%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.70%, 11/25/2049*(2)	690,000	661,516
Series 2018-W5FX, Class BFX 3.79%, 04/25/2028*(2)	2,000,000	1,838,609
Series 2015-K44, Class B 3.85%, 01/25/2048*(2)	3,390,000	3,318,050
Series 2014-K40, Class C 4.19%, 11/25/2047*(2)	639,000	628,839
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
2.81%, 01/25/2025	537,336	525,978
Series K146, Class A2 2.92%, 06/25/2032	2,225,000	1,986,195
Series K065, Class A2 3.24%, 04/25/2027	776,000	749,514
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.22%, 07/25/2029(2)(8)	1,914,348	93,100
Series K098, Class X1 1.27%, 08/25/2029(2)(8)	3,303,573	169,586
Series K110, Class XAM 1.98%, 04/25/2030(2)(8)	914,237	88,443
Series K070, Class A2 3.30%, 11/25/2027(2)	681,000	655,592
Series W5FX, Class AFX 3.34%, 04/25/2028(2)	719,000	682,367
Series K-150, Class A2 3.71%, 09/25/2032(2)	1,895,000	1,790,917
Series K-153, Class A2 3.82%, 12/25/2032(2)	1,700,000	1,617,028

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K077, Class AM 3.85%, 05/25/2028(2)	$ 2,745,000	$ 2,684,016
Series K081, Class A2 3.90%, 08/25/2028(2)	1,255,000	1,231,424
Series K-160, Class A2 4.50%, 08/25/2033(2)	2,000,000	1,999,583
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA Zero Coupon, 11/15/2037(9)	252,309	206,233
Series 3582, Class MO Zero Coupon, 10/15/2039(9)	245,334	217,009
Series 4371, Class GZ 2.00%, 05/15/2042	1,441,592	1,255,585
Series 5190, Class EC 2.00%, 12/25/2051	2,001,514	1,765,821
Series 4533, Class GA 3.00%, 06/15/2028	98,680	96,405
Series 4474, Class HJ 3.00%, 07/15/2039	67,674	63,901
Series 4623, Class WI 4.00%, 08/15/2044(8)	32,465	3,347
Series 4471, Class PI 4.50%, 12/15/2040(8)	17,840	1,421
Series 2691, Class ZU 5.50%, 09/15/2033	926,028	938,998
Series 3845, Class AI 5.50%, 02/15/2036(8)	31,660	5,633
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 5.96%, (SOFR30A+0.61%), 07/15/2042	115,014	112,356
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00%, 02/25/2059	256,086	234,421
Series 2019-4, Class MV 3.00%, 02/25/2059	198,765	170,965
Series 2023-1, Class MT 3.00%, 10/25/2062	1,931,331	1,647,404
Series 2022-1, Class MTU 3.25%, 11/25/2061	1,960,789	1,710,388
Series 2018-1, Class M60C 3.50%, 05/25/2057	2,148,068	1,993,854
Series 2019-1, Class MT 3.50%, 07/25/2058	1,129,532	1,018,400
Series 2019-2, Class MA 3.50%, 08/25/2058	2,050,627	1,935,934
Series 2019-2, Class MV 3.50%, 08/25/2058	147,495	133,546
Series 2019-3, Class MA 3.50%, 10/25/2058	153,765	145,368
Series 2019-3, Class MB 3.50%, 10/25/2058	727,684	599,098
Series 2019-3, Class MV 3.50%, 10/25/2058	190,828	174,357
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,588,709	1,476,161
Series 2019-4, Class M55D 4.00%, 02/25/2059	846,397	786,014
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042 to 01/15/2044	578,370	527,912
3.50%, 07/15/2042	875,144	822,206
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	$ 1,513,723	$ 1,436,257
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO Zero Coupon, 03/25/2038(9)	399,506	338,506
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	231,193	222,907
Series 2020-M50, Class A2 1.20%, 10/25/2030	352,820	320,121
Series 2020-M38, Class 2A1 1.59%, 11/25/2028	316,218	283,677
Series 2016-19, Class AD 2.00%, 04/25/2046	105,120	95,391
Series 2015-M7, Class A2 2.59%, 12/25/2024	1,905,436	1,861,926
Series 2013-1, Class YI 3.00%, 02/25/2033(8)	123,022	10,240
Series 2013-64, Class KI 3.00%, 02/25/2033(8)	28,424	2,193
Series 2016-38, Class NA 3.00%, 01/25/2046	276,877	253,679
Series 2010-43, Class AH 3.25%, 05/25/2040	45,876	42,497
Series 2014-10, Class KM 3.50%, 09/25/2043	101,077	97,218
Series 2014-35, Class CA 3.50%, 06/25/2044	79,227	77,213
Series 2019-7, Class CA 3.50%, 11/25/2057	746,227	710,017
Series 2010-113, Class GB 4.00%, 10/25/2040	70,004	67,772
Series 2016-40, Class IQ 4.00%, 07/25/2046(8)	172,647	32,164
Series 2010-47, Class MB 5.00%, 09/25/2039	644,111	647,796
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,484,058	1,480,120
Series 2002-56, Class ZQ 6.00%, 09/25/2032	168,142	172,056
Series 2005-109, Class GE 6.00%, 12/25/2035	1,397,000	1,349,182
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.76%, 11/25/2031(2)	2,400,000	1,966,819
Series 2020-M50, Class X1 1.93%, 10/25/2030(2)(8)	5,224,588	317,034
Series 2021-M3, Class X1 2.04%, 11/25/2033(2)(8)	4,562,696	370,556
Series 2020-M38, Class X2 2.10%, 11/25/2028(2)(8)	2,036,096	124,294
Series 2022-M1S, Class A2 2.15%, 04/25/2032(2)	2,470,000	2,075,477
Series 2017-M3, Class A2 2.55%, 12/25/2026(2)	259,088	245,709
Series 2015-M8, Class A2 2.90%, 01/25/2025(2)	1,602,187	1,567,403
Series 2017-M8, Class A2 3.06%, 05/25/2027(2)	928,938	891,842
Series 2015-M10, Class A2 3.09%, 04/25/2027(2)	1,025,604	988,117
Series 2015-M2, Class A3 3.12%, 12/25/2024(2)	550,481	540,180

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2017-M12, Class A2 3.16%, 06/25/2027(2)	$ 800,130	$ 768,440
Series 2018-M4, Class A2 3.17%, 03/25/2028(2)	640,818	610,185
Series 2017-M5, Class A2 3.17%, 04/25/2029(2)	742,955	701,814
Series 2018-M3, Class A2 3.17%, 02/25/2030(2)	500,309	468,258
Series 2018-M10, Class A2 3.47%, 07/25/2028(2)	1,514,000	1,453,418
Series 2022-M2S, Class A2 3.88%, 08/25/2032(2)	1,650,000	1,567,164
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(9)	76,036	63,736
Series 2011-123, Class MA 4.00%, 07/20/2041	90,163	87,137
Series 2022-159, Class MV 4.50%, 10/20/2033	230,218	227,718
Series 2012-12, Class KN 4.50%, 09/20/2041	57,236	57,220
Series 2005-55, Class Z 4.75%, 07/20/2035	1,266,946	1,255,616
Series 2009-92, Class ZC 5.00%, 10/20/2039	552,820	551,714
Series 2010-105, Class B 5.00%, 08/20/2040	532,000	531,164
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 5.90%, (TSFR1M+0.55%), 06/20/2065	438,490	436,480
Series 2015-H16, Class FG 5.90%, (TSFR1M+0.55%), 07/20/2065	778,265	774,291
Series 2015-H16, Class FL 5.90%, (TSFR1M+0.55%), 07/20/2065	1,611,185	1,603,426
Series 2011-H06, Class FA 5.91%, (TSFR1M+0.56%), 02/20/2061	425,296	423,457
Series 2015-H07, Class ES 5.91%, (TSFR1M+0.58%), 02/20/2065	671,263	667,054
Series 2015-H05, Class FC 5.94%, (TSFR1M+0.59%), 02/20/2065	2,108,987	2,088,735
Series 2015-H06, Class FA 5.94%, (TSFR1M+0.59%), 02/20/2065	1,098,002	1,093,095
Series 2015-H08, Class FC 5.94%, (TSFR1M+0.59%), 03/20/2065	3,323,256	3,310,415
Series 2015-H10, Class FC 5.94%, (TSFR1M+0.59%), 04/20/2065	2,241,391	2,231,563
Series 2015-H12, Class FA 5.94%, (TSFR1M+0.59%), 05/20/2065	1,173,703	1,169,042
Series 2013-H18, Class EA 5.96%, (TSFR1M+0.61%), 07/20/2063	195,339	194,822
Series 2015-H23, Class FB 5.98%, (TSFR1M+0.63%), 09/20/2065	612,196	609,764
Series 2015-H26, Class FG 5.98%, (TSFR1M+0.63%), 10/20/2065	453,690	449,379
Series 2012-H08, Class FB 6.06%, (TSFR1M+0.71%), 03/20/2062	246,586	246,002
Series 2014-H09, Class TA 6.06%, (TSFR1M+0.71%), 04/20/2064	138,652	138,308
Series 2015-H29, Class FL 6.06%, (TSFR1M+0.71%), 11/20/2065	1,526,854	1,515,318
Series 2015-H30, Class FE 6.06%, (TSFR1M+0.71%), 11/20/2065	1,830,296	1,825,195
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2015-H32, Class FH 6.12%, (TSFR1M+0.77%), 12/20/2065	$ 522,368	$ 521,389
Series 2016-H26, Class FC 6.46%, (TSFR1M+1.11%), 12/20/2066	296,761	296,066
Government National Mtg. Assoc. REMIC VRS
Series 2015-137, Class W 5.41%, 10/20/2040(2)	687,681	702,965
Series 2015-137, Class WA 5.54%, 01/20/2038(2)	19,377	19,880
		86,012,087
Total Collateralized Mortgage Obligations (cost $225,060,479)		212,103,766
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.5%
U.S. Government — 23.9%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	326,884
1.25%, 05/15/2050	3,841,000	1,999,571
1.38%, 11/15/2040(10)	20,380,000	13,313,872
1.38%, 08/15/2050	340,000	182,936
1.63%, 11/15/2050	4,325,000	2,490,423
1.75%, 08/15/2041	7,200,000	4,941,844
1.88%, 02/15/2041 to 11/15/2051	16,502,800	10,958,071
2.00%, 11/15/2041 to 08/15/2051	7,355,000	4,710,632
2.25%, 05/15/2041 to 02/15/2052	20,243,000	13,904,886
2.38%, 02/15/2042 to 11/15/2049	14,100,000	10,508,602
2.50%, 02/15/2045	3,900,000	2,906,414
2.75%, 08/15/2042	4,100,000	3,280,160
2.88%, 05/15/2043 to 05/15/2052	7,104,000	5,662,099
3.00%, 11/15/2044 to 08/15/2052	7,028,000	5,583,292
3.13%, 02/15/2043	4,020,000	3,394,859
3.50%, 02/15/2039	351,200	328,056
3.63%, 08/15/2043 to 02/15/2053	13,078,000	11,777,997
3.75%, 11/15/2043	9,944,000	9,166,737
3.88%, 08/15/2040 to 05/15/2043	7,900,000	7,573,976
4.00%, 11/15/2042	4,400,000	4,223,828
4.25%, 11/15/2040	543,000	545,736
4.38%, 02/15/2038 to 08/15/2043	11,660,000	11,754,874
5.25%, 11/15/2028	90,000	95,273
United States Treasury Bonds TIPS
1.75%, 01/15/2028(11)	1,714,939	1,713,354
2.50%, 01/15/2029(11)	5,449,177	5,662,319
United States Treasury Bonds STRIPS
Zero Coupon, 08/15/2027 to 02/15/2041	42,753,724	28,995,333
0.01%, 11/15/2027	1,620,000	1,394,973
United States Treasury Notes
0.38%, 09/30/2027	820,000	721,280
0.63%, 08/15/2030	620,000	503,096
1.25%, 03/31/2028 to 08/15/2031	14,173,500	12,657,019
1.50%, 02/15/2030	660,000	575,257
1.63%, 05/15/2031	2,305,000	1,975,457
1.75%, 01/31/2029	1,535,000	1,387,316
1.88%, 02/28/2029	6,100,000	5,537,895
2.75%, 05/31/2029	400,000	378,031
2.88%, 05/15/2028 to 05/15/2032	36,525,000	34,186,918
3.13%, 08/31/2029	2,655,000	2,551,082
3.25%, 06/30/2029	7,000,000	6,778,242
3.50%, 02/15/2033	5,300,000	5,119,676
3.75%, 05/31/2030	7,000,000	6,932,734
3.88%, 03/31/2025 to 12/31/2027	15,415,000	15,323,768
4.13%, 07/31/2028	41,500,000	41,893,926
4.63%, 06/30/2025	53,400,000	53,525,156

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
4.75%, 07/31/2025	$23,700,000	$ 23,811,094
5.00%, 08/31/2025	28,400,000	28,662,922
		409,917,870
U.S. Government Agency — 20.6%
Federal Home Loan Mtg. Corp.
2.00%, 04/01/2037 to 04/01/2052	25,876,031	21,213,460
2.50%, 07/01/2050 to 08/01/2053	11,452,372	9,664,453
3.00%, 01/01/2038 to 10/01/2052	9,940,449	8,803,901
3.50%, 11/01/2037 to 05/01/2052	4,238,146	3,935,995
3.75%, 08/01/2032	2,200,000	2,075,701
4.00%, 07/01/2025 to 10/01/2052	4,413,655	4,210,364
4.50%, 07/01/2025 to 11/01/2052	3,404,035	3,337,462
5.00%, 11/01/2035 to 06/01/2053	2,907,046	2,871,873
5.50%, 06/01/2026 to 09/01/2053	5,789,280	5,811,306
Federal National Mtg. Assoc.
1.50%, 02/01/2042	70,357	57,549
1.93%, 11/01/2031	2,600,000	2,158,162
2.00%, 01/01/2032 to 03/01/2052	24,876,996	20,922,308
2.42%, 10/01/2029	1,891,340	1,703,498
2.50%, 11/01/2031 to 03/01/2062	45,530,118	38,499,459
2.83%, 05/01/2027	2,424,784	2,307,516
2.92%, 02/01/2030 to 05/01/2030	3,482,747	3,205,968
2.94%, 05/01/2030	1,661,127	1,532,462
2.97%, 06/01/2030	1,792,202	1,657,763
3.00%, 11/01/2028 to 06/01/2062	22,597,790	19,947,420
3.03%, 04/01/2030	2,000,000	1,848,521
3.04%, 12/01/2024	2,293,780	2,249,076
3.07%, 09/01/2024	3,708,548	3,649,058
3.12%, 06/01/2035	2,000,000	1,749,139
3.16%, 02/01/2032	2,618,220	2,395,959
3.50%, 04/01/2038 to 06/01/2062	10,523,567	9,562,128
3.54%, 06/01/2032	2,723,000	2,532,779
3.76%, 12/01/2035	1,737,826	1,620,612
3.77%, 12/01/2025	703,416	691,583
3.81%, 12/01/2028	920,000	897,818
3.89%, 09/01/2032	2,314,000	2,205,777
3.90%, 02/01/2033	2,150,000	2,051,108
3.92%, 09/01/2032	2,000,000	1,915,404
3.95%, 01/01/2027	122,505	120,758
4.00%, 01/01/2035 to 10/01/2049	8,224,472	7,937,217
4.17%, 05/01/2033	1,500,000	1,460,458
4.22%, 10/01/2032	1,664,000	1,629,676
4.31%, 06/01/2030	2,000,000	1,982,145
4.33%, 01/01/2033	2,000,000	1,974,499
4.42%, 02/01/2033	3,110,000	3,088,840
4.50%, 05/01/2025 to 09/01/2052	5,869,152	5,790,192
4.52%, 10/01/2033	800,000	800,120
4.55%, 09/01/2033	2,025,934	2,031,624
4.59%, 04/01/2033	2,083,000	2,094,908
4.74%, 02/01/2033	1,915,000	1,939,923
4.85%, 12/01/2032	1,291,073	1,321,551
5.00%, 03/01/2034 to 07/01/2053	8,909,773	8,836,863
5.08%, 02/01/2030	1,600,000	1,654,234
5.29%, 12/01/2032	1,516,896	1,595,608
5.50%, 07/01/2024 to 05/01/2058	2,660,109	2,714,804
5.56%, 03/01/2038	757,415	777,625
6.00%, 02/01/2033 to 02/01/2053	1,196,551	1,227,421
6.50%, 02/01/2053	499,591	512,393
Federal National Mtg. Assoc. VRS
1.75%, 03/01/2032(2)	3,097,345	2,523,022
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 04/20/2052	$ 7,439,452	$ 6,193,915
2.50%, 08/20/2051 to 04/20/2052	18,324,859	15,844,457
3.00%, 11/20/2044 to 10/20/2052	7,476,489	6,718,425
3.50%, 10/20/2033 to 10/20/2052	12,196,468	11,276,842
4.00%, 12/20/2042 to 10/20/2052	10,834,936	10,324,548
4.25%, 01/20/2045 to 06/20/2045	2,982,650	2,889,939
4.50%, 04/15/2039 to 01/20/2053	11,710,485	11,473,480
5.00%, 05/20/2052 to 06/20/2063	10,312,426	10,192,500
5.50%, 12/15/2036 to 07/20/2053	4,082,800	4,117,042
6.00%, 12/15/2032	3,919	4,000
6.00%, February 30 TBA	1,075,000	1,091,396
6.50%, February 30 TBA	425,000	434,389
6.50%, March 30 TBA	400,000	408,446
7.00%, February 30 TBA	175,000	179,823
Government National Mtg. Assoc. FRS
6.86%, (1 Yr USTYCR+1.79%), 09/20/2071	1,940,508	2,009,185
6.89%, (1 Yr USTYCR+1.64%), 05/20/2072	1,773,999	1,829,250
6.91%, (1 Yr USTYCR+1.84%), 08/20/2071	2,014,782	2,088,834
6.93%, (1 Yr USTYCR+1.67%), 04/20/2072	1,975,254	2,038,818
6.96%, (1 Yr USTYCR+1.70%), 03/20/2072	1,893,387	1,957,190
7.07%, (1 Yr USTYCR+1.82%), 04/20/2072	1,922,655	1,996,944
7.08%, (1 Yr USTYCR+1.83%), 07/20/2072	1,775,455	1,851,913
7.21%, (1 Yr USTYCR+1.96%), 03/20/2072	1,696,481	1,769,650
Resolution Funding Corp.
Zero Coupon, 01/15/2030	1,000,000	775,008
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	384,820	351,095
Series 2012-20H, Class 1 2.37%, 08/01/2032	193,761	177,898
Series 2013-20F, Class 1 2.45%, 06/01/2033	502,302	461,600
Series 2013-20G, Class 1 3.15%, 07/01/2033	598,300	564,944
Series 2013-20H, Class 1 3.16%, 08/01/2033	717,940	681,072
Series 2013-20I, Class 1 3.62%, 09/01/2033	315,672	303,997
Tennessee Valley Authority
4.25%, 09/15/2065	405,000	359,767
4.63%, 09/15/2060	240,000	231,300
Uniform Mtg. Backed Securities
2.00%, February 15 TBA	725,000	650,626
2.00%, March 15 TBA	1,425,000	1,280,820
2.50%, February 15 TBA	2,525,000	2,325,170
2.50%, February 30 TBA	1,220,000	1,025,821
2.50%, March 30 TBA	2,200,000	1,852,076
3.00%, February 30 TBA	1,025,000	897,035
3.50%, February 30 TBA	1,750,000	1,592,630
3.50%, March 30 TBA	1,775,000	1,616,214
5.00%, March 15 TBA	1,075,000	1,078,234
5.50%, February 30 TBA	350,000	350,996
6.50%, February 30 TBA	400,000	409,466
		352,976,218
Total U.S. Government & Agency Obligations (cost $824,713,936)		762,894,088
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Israel Government USAID
Zero Coupon, 11/01/2024	380,000	365,285

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Saudi Arabia
2.25%, 02/02/2033*	$ 319,000	$ 257,593
Republic of Chile
2.55%, 01/27/2032	256,000	219,272
Republic of Peru
5.63%, 11/18/2050	54,000	54,481
United Mexican States
2.66%, 05/24/2031	541,000	453,633
3.75%, 01/11/2028	547,000	525,144
3.77%, 05/24/2061	398,000	259,982
4.40%, 02/12/2052	400,000	308,342
4.60%, 02/10/2048	400,000	323,152
4.75%, 03/08/2044	1,080,000	909,362
6.34%, 05/04/2053	210,000	209,329
Total Foreign Government Obligations (cost $4,641,244)		3,885,575
MUNICIPAL SECURITIES — 0.6%
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	655,000	525,485
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	2,674,000	2,284,477
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,423,086
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	514,335
School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	1,250,000	1,342,615
State of California General Obligation Bonds
7.30%, 10/01/2039	360,000	435,945
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	445,000	463,395
Village of Bridgeview, Illinois General Obligation Bonds
5.06%, 12/01/2025	185,000	182,585
5.14%, 12/01/2036	3,955,000	3,548,322
Total Municipal Securities (cost $12,017,128)		10,720,245
Total Long-Term Investment Securities (cost $1,826,080,098)		1,693,984,828
SHORT-TERM INVESTMENTS — 1.5%
U.S. Government Agency — 1.0%
Federal Home Loan Bank
5.18%, 02/01/2024	17,280,000	17,277,504
Unaffiliated Investment Companies — 0.5%
State Street Institutional Liquid Reserves Fund, Trust Class 5.41%(12)	8,156,075	8,161,784
Total Short-Term Investments (cost $25,441,781)		25,439,288
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $603,171 and collateralized by $656,600 of United States Treasury Notes, bearing interest at 1.38% due 08/31/2026 and having an approximate value of $615,254
(cost $603,144)	$ 603,144	$ 603,144
TOTAL INVESTMENTS (cost $1,852,125,023)(13)	100.4%	1,720,027,260
Other assets less liabilities	(0.4)	(7,081,639)
NET ASSETS	100.0%	$1,712,945,621
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $387,365,246 representing 22.6% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	Securities classified as Level 3 (see Note 2).
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$431,081	$60,998	$107,770	$25.00	0.0%
(6)	Security in default of interest.
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of January 31, 2024.
(8)	Interest Only
(9)	Principal Only
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The rate shown is the 7-day yield as of January 31, 2024.
(13)	See Note 4 for cost of investments on a tax basis.
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
USAID—United States Agency for International Development
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
102	Long	U.S. Treasury 2 Year Notes	March 2024	$20,787,749	$20,976,938	$ 189,189
165	Long	U.S. Treasury 5 Year Notes	March 2024	17,535,287	17,884,454	349,167
146	Long	U.S. Treasury Ultra 10 Year Notes	March 2024	16,708,123	17,063,750	355,627
489	Long	U.S. Treasury Ultra Bonds	March 2024	59,079,933	63,187,969	4,108,036
						$5,002,019
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Forest Products & Paper	$ —	$ —	$ 107,770	$ 107,770
Other Industries	—	540,658,690	—	540,658,690
Asset Backed Securities:
Auto Loan Receivables	—	35,974,898	107,253	36,082,151
Other Asset Backed Securities	—	120,080,806	4,687,242	124,768,048
Other Industries	—	2,764,495	—	2,764,495
Collateralized Mortgage Obligations	—	212,103,766	—	212,103,766
U.S. Government & Agency Obligations	—	762,894,088	—	762,894,088
Foreign Government Obligations	—	3,885,575	—	3,885,575
Municipal Securities	—	10,720,245	—	10,720,245
Short-Term Investments:
U.S. Government Agency	—	17,277,504	—	17,277,504
Other Short-Term Investments	8,161,784	—	—	8,161,784
Repurchase Agreements	—	603,144	—	603,144
Total Investments at Value	$8,161,784	$1,706,963,211	$4,902,265	$1,720,027,260
Other Financial Instruments:†
Futures Contracts	$5,002,019	$ —	$ —	$ 5,002,019
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Corporate Bonds & Notes	Asset Backed Securities	U.S. Government & Agency Obligations
Balance as of January 31, 2023	$ 2,788,125	$ 8,309,327	$ 8,853,974
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	331,289	12,436	14,026
Realized Loss	—	(513)	—
Change in unrealized appreciation(1)	34,826	101,138	69,593
Change in unrealized depreciation(1)	(14,594)	(8,800)	(127,986)
Net purchases	—	2,891,532	—
Net sales	(3,031,876)	(1,391,368)	(131,579)
Transfers into Level 3	—	—	—
Transfers out of Level 3(2)	—	(5,119,257)	(8,678,028)
Balance as of January 31, 2024	$ 107,770	$ 4,794,495	$ 0
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at January 31, 2024 includes:
Corporate Bonds & Notes	Asset Backed Securities	U.S. Government & Agency Obligations
$0	$40,199	$0
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at January 31, 2024.
(2)	Securities are now valued by a pricing vendor using Level 2 inputs.
At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Software	12.5%
Healthcare-Products	9.5
Commercial Services	8.4
Retail	8.2
Diversified Financial Services	5.7
Semiconductors	5.2
Electronics	4.9
Computers	3.9
Pharmaceuticals	3.6
Internet	3.5
Healthcare-Services	3.0
Distribution/Wholesale	2.8
Biotechnology	2.8
Building Materials	2.7
Transportation	2.1
Miscellaneous Manufacturing	1.9
Lodging	1.7
Repurchase Agreements	1.6
Advertising	1.6
Pipelines	1.5
Machinery-Diversified	1.4
Private Equity	1.4
Aerospace/Defense	1.2
Media	1.1
Electrical Components & Equipment	1.1
Oil & Gas Services	0.8
Insurance	0.8
Oil & Gas	0.8
Cosmetics/Personal Care	0.7
Telecommunications	0.6
Hand/Machine Tools	0.6
Leisure Time	0.6
Beverages	0.5
Home Builders	0.5
Engineering & Construction	0.5
Household Products/Wares	0.3
Machinery-Construction & Mining	0.3
100.3%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Advertising — 1.6%
Trade Desk, Inc., Class A†	146,831	$ 10,047,645
Aerospace/Defense — 1.2%
HEICO Corp., Class A	56,102	7,936,750
Beverages — 0.5%
Constellation Brands, Inc., Class A	13,539	3,318,138
Biotechnology — 2.8%
Alnylam Pharmaceuticals, Inc.†	31,038	5,366,781
Amicus Therapeutics, Inc.†	187,322	2,328,413
Apellis Pharmaceuticals, Inc.†	42,929	2,716,976
Exelixis, Inc.†	195,179	4,247,095
Royalty Pharma PLC, Class A	113,877	3,232,968
		17,892,233
Building Materials — 2.7%
Eagle Materials, Inc.	3,130	708,257
Simpson Manufacturing Co., Inc.	18,564	3,359,898
Trane Technologies PLC	52,381	13,202,631
		17,270,786
Commercial Services — 8.4%
Booz Allen Hamilton Holding Corp.	67,031	9,435,954
Bright Horizons Family Solutions, Inc.†	51,359	5,046,022
Cintas Corp.	12,469	7,538,383
Gartner, Inc.†	19,329	8,841,858
Global Payments, Inc.	20,675	2,754,530
Moody's Corp.	13,800	5,410,152
Quanta Services, Inc.	43,089	8,361,420
Remitly Global, Inc.†	195,635	3,353,184
Verisk Analytics, Inc.	14,783	3,570,538
		54,312,041
Computers — 3.9%
Crowdstrike Holdings, Inc., Class A†	58,545	17,124,413
CyberArk Software, Ltd.†	8,282	1,933,681
Globant SA†	26,672	6,289,524
		25,347,618
Cosmetics/Personal Care — 0.7%
e.l.f. Beauty, Inc.†	26,883	4,288,645
Distribution/Wholesale — 2.8%
Copart, Inc.†	255,588	12,278,448
Pool Corp.	15,865	5,889,881
		18,168,329
Diversified Financial Services — 5.7%
Air Lease Corp.	101,246	4,233,095
Ares Management Corp., Class A	70,396	8,551,706
Interactive Brokers Group, Inc., Class A	49,195	4,366,056
LPL Financial Holdings, Inc.	22,209	5,312,171
Raymond James Financial, Inc.	50,099	5,519,908
Rocket Cos., Inc., Class A†	222,257	2,735,984
Tradeweb Markets, Inc., Class A	61,009	5,819,648
		36,538,568
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	41,744	6,764,615
Electronics — 4.9%
Amphenol Corp., Class A	82,086	8,298,895
Garmin, Ltd.	31,494	3,763,218
Hubbell, Inc.	13,501	4,530,531
Jabil, Inc.	44,901	5,625,646
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Keysight Technologies, Inc.†	24,293	$ 3,723,145
Mettler-Toledo International, Inc.†	4,586	5,490,313
		31,431,748
Engineering & Construction — 0.5%
AECOM	35,033	3,089,560
Hand/Machine Tools — 0.6%
MSA Safety, Inc.	23,106	3,813,183
Healthcare-Products — 9.5%
Agilent Technologies, Inc.	86,826	11,296,062
Align Technology, Inc.†	22,121	5,913,386
Cooper Cos., Inc.	11,321	4,223,073
Exact Sciences Corp.†	87,167	5,700,722
IDEXX Laboratories, Inc.†	14,245	7,337,315
Inspire Medical Systems, Inc.†	15,832	3,338,494
Natera, Inc.†	99,575	6,565,975
ResMed, Inc.	20,007	3,805,331
Shockwave Medical, Inc.†	21,967	4,970,034
West Pharmaceutical Services, Inc.	20,782	7,752,309
		60,902,701
Healthcare-Services — 3.0%
Acadia Healthcare Co., Inc.†	64,086	5,264,025
Centene Corp.†	79,706	6,002,659
IQVIA Holdings, Inc.†	39,671	8,260,692
		19,527,376
Home Builders — 0.5%
Thor Industries, Inc.	27,676	3,127,942
Household Products/Wares — 0.3%
Helen of Troy, Ltd.†	18,108	2,073,366
Insurance — 0.8%
Arthur J. Gallagher & Co.	21,976	5,101,948
Internet — 3.5%
DoorDash, Inc., Class A†	95,496	9,950,683
Palo Alto Networks, Inc.†	19,765	6,690,650
Uber Technologies, Inc.†	85,316	5,568,576
		22,209,909
Leisure Time — 0.6%
Royal Caribbean Cruises, Ltd.†	28,423	3,623,933
Lodging — 1.7%
Hilton Worldwide Holdings, Inc.	40,047	7,647,375
Las Vegas Sands Corp.	63,360	3,099,571
		10,746,946
Machinery-Construction & Mining — 0.3%
Vertiv Holdings Co., Class A	35,890	2,021,684
Machinery-Diversified — 1.4%
Ingersoll Rand, Inc.	83,440	6,663,519
Westinghouse Air Brake Technologies Corp.	17,890	2,353,787
		9,017,306
Media — 1.1%
FactSet Research Systems, Inc.	15,099	7,185,916
Miscellaneous Manufacturing — 1.9%
ITT, Inc.	67,116	8,106,270
Teledyne Technologies, Inc.†	9,638	4,033,214
		12,139,484

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 0.8%
EOG Resources, Inc.	42,609	$ 4,848,478
Oil & Gas Services — 0.8%
TechnipFMC PLC	276,963	5,356,464
Pharmaceuticals — 3.6%
Dexcom, Inc.†	92,327	11,203,882
McKesson Corp.	12,862	6,429,585
Neurocrine Biosciences, Inc.†	40,640	5,680,253
		23,313,720
Pipelines — 1.5%
Cheniere Energy, Inc.	59,525	9,761,505
Private Equity — 1.4%
KKR & Co., Inc.	100,212	8,676,355
Retail — 8.2%
AutoZone, Inc.†	1,352	3,734,400
Burlington Stores, Inc.†	22,825	4,362,999
Chipotle Mexican Grill, Inc.†	1,592	3,834,762
Domino's Pizza, Inc.	20,636	8,795,476
Floor & Decor Holdings, Inc., Class A†	49,416	4,969,273
Lululemon Athletica, Inc.†	11,213	5,088,683
Ross Stores, Inc.	109,124	15,307,915
Tractor Supply Co.	30,360	6,818,856
		52,912,364
Semiconductors — 5.2%
Allegro MicroSystems, Inc.†	35,049	909,171
Entegris, Inc.	52,302	6,155,945
Lam Research Corp.	7,356	6,069,951
Marvell Technology, Inc.	70,062	4,743,197
Monolithic Power Systems, Inc.	13,134	7,916,125
ON Semiconductor Corp.†	44,080	3,135,410
Rambus, Inc.†	66,570	4,562,042
		33,491,841
Software — 12.5%
Cadence Design Systems, Inc.†	7,444	2,147,296
Confluent, Inc., Class A†	198,437	4,437,051
Datadog, Inc., Class A†	47,474	5,907,665
Security Description	Shares or Principal Amount	Value

Software (continued)
DocuSign, Inc.†	63,475	$ 3,866,897
Elastic NV†	26,064	3,051,052
Gitlab, Inc., Class A†	39,822	2,831,743
HubSpot, Inc.†	15,099	9,225,489
MongoDB, Inc.†	22,521	9,020,111
MSCI, Inc.	13,723	8,214,862
Procore Technologies, Inc.†	75,235	5,371,027
Snowflake, Inc., Class A†	22,737	4,448,267
Synopsys, Inc.†	8,572	4,571,876
Take-Two Interactive Software, Inc.†	48,627	8,020,051
Workday, Inc., Class A†	21,562	6,276,051
Zoom Video Communications, Inc., Class A†	45,274	2,925,153
		80,314,591
Telecommunications — 0.6%
Arista Networks, Inc.†	15,930	4,120,772
Transportation — 2.1%
JB Hunt Transport Services, Inc.	28,117	5,650,955
Old Dominion Freight Line, Inc.	10,621	4,153,023
Saia, Inc.†	8,791	3,961,049
		13,765,027
Total Long-Term Investment Securities (cost $544,330,856)		634,459,487
REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $10,219,290 and collateralized by $11,123,700 of United States Treasury Notes, bearing interest at 1.38% due 08/31/2026 and having an approximate value of $10,423,235 (cost $10,218,835)	$10,218,835	10,218,835
TOTAL INVESTMENTS (cost $554,549,691)(1)	100.3%	644,678,322
Other assets less liabilities	(0.3)	(1,775,855)
NET ASSETS	100.0%	$642,902,467
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$634,459,487	$ —	$—	$634,459,487
Repurchase Agreements	—	10,218,835	—	10,218,835
Total Investments at Value	$634,459,487	$10,218,835	$—	$644,678,322
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Internet	20.1%
Software	19.9
Semiconductors	13.2
Computers	12.9
Pharmaceuticals	3.7
Retail	3.5
Diversified Financial Services	3.2
Auto Manufacturers	2.5
Healthcare-Products	1.8
Unaffiliated Investment Companies	1.8
Commercial Services	1.5
Oil & Gas	1.3
Healthcare-Services	1.1
Insurance	0.9
Beverages	0.9
Chemicals	0.8
Cosmetics/Personal Care	0.8
Miscellaneous Manufacturing	0.7
REITS	0.7
Transportation	0.6
Lodging	0.6
Biotechnology	0.6
Building Materials	0.6
Aerospace/Defense	0.6
Electronics	0.5
Machinery-Diversified	0.5
Home Builders	0.5
Distribution/Wholesale	0.4
Telecommunications	0.4
Machinery-Construction & Mining	0.4
Electrical Components & Equipment	0.4
Food	0.3
Private Equity	0.3
Environmental Control	0.3
Pipelines	0.3
Apparel	0.2
Agriculture	0.2
Leisure Time	0.2
Iron/Steel	0.2
Mining	0.1
Media	0.1
Entertainment	0.1
Electric	0.1
Airlines	0.1
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Aerospace/Defense — 0.6%
Boeing Co.†	5,456	$ 1,151,435
Howmet Aerospace, Inc.	4,947	278,318
TransDigm Group, Inc.	1,206	1,317,772
		2,747,525
Agriculture — 0.2%
Philip Morris International, Inc.	12,524	1,137,805
Airlines — 0.1%
Delta Air Lines, Inc.	7,857	307,523
Apparel — 0.2%
NIKE, Inc., Class B	11,476	1,165,158
Ralph Lauren Corp.	476	68,387
		1,233,545
Auto Manufacturers — 2.5%
PACCAR, Inc.	8,326	835,847
Tesla, Inc.†	60,304	11,294,336
		12,130,183
Beverages — 0.9%
Coca-Cola Co.	33,089	1,968,465
Monster Beverage Corp.†	9,664	531,713
PepsiCo, Inc.	10,792	1,818,776
		4,318,954
Biotechnology — 0.6%
Regeneron Pharmaceuticals, Inc.†	1,401	1,320,835
Vertex Pharmaceuticals, Inc.†	3,596	1,558,434
		2,879,269
Building Materials — 0.6%
Builders FirstSource, Inc.†	2,691	467,507
Carrier Global Corp.	8,781	480,409
Martin Marietta Materials, Inc.	889	451,985
Masco Corp.	2,644	177,915
Trane Technologies PLC	3,437	866,296
Vulcan Materials Co.	1,854	419,023
		2,863,135
Chemicals — 0.8%
Celanese Corp.	2,184	319,497
CF Industries Holdings, Inc.	2,250	169,898
Ecolab, Inc.	2,822	559,377
Linde PLC	5,498	2,225,755
Sherwin-Williams Co.	2,567	781,344
		4,055,871
Commercial Services — 1.5%
Automatic Data Processing, Inc.	3,498	859,738
Cintas Corp.	1,038	627,544
CoStar Group, Inc.†	3,828	319,561
Equifax, Inc.	1,048	256,068
FleetCor Technologies, Inc.†	1,574	456,350
Gartner, Inc.†	1,699	777,191
Moody's Corp.	1,613	632,361
Quanta Services, Inc.	2,186	424,193
Rollins, Inc.	2,633	114,035
S&P Global, Inc.	3,109	1,393,920
United Rentals, Inc.	1,478	924,341
Verisk Analytics, Inc.	1,739	420,021
		7,205,323
Security Description	Shares or Principal Amount	Value

Computers — 12.9%
Accenture PLC, Class A	7,390	$ 2,689,073
Apple, Inc.	318,775	58,782,110
EPAM Systems, Inc.†	504	140,167
Fortinet, Inc.†	13,898	896,282
NetApp, Inc.	1,684	146,845
Seagate Technology Holdings PLC	1,739	148,998
		62,803,475
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	7,001	589,484
Procter & Gamble Co.	20,042	3,149,400
		3,738,884
Distribution/Wholesale — 0.4%
Copart, Inc.†	19,052	915,258
Fastenal Co.	6,230	425,073
Pool Corp.	480	178,200
WW Grainger, Inc.	723	647,548
		2,166,079
Diversified Financial Services — 3.2%
American Express Co.	8,787	1,763,902
Ameriprise Financial, Inc.	1,169	452,204
Cboe Global Markets, Inc.	1,474	270,995
CME Group, Inc.	2,826	581,704
Discover Financial Services	2,944	310,651
Mastercard, Inc., Class A	13,000	5,839,990
Visa, Inc., Class A	22,939	6,268,311
		15,487,757
Electric — 0.1%
Constellation Energy Corp.	3,134	382,348
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	2,416	391,513
Eaton Corp. PLC	5,399	1,328,586
Generac Holdings, Inc.†	817	92,868
		1,812,967
Electronics — 0.5%
Allegion PLC	728	90,192
Amphenol Corp., Class A	7,306	738,637
Fortive Corp.	7,663	599,093
Garmin, Ltd.	1,802	215,321
Hubbell, Inc.	538	180,537
Jabil, Inc.	1,506	188,687
Mettler-Toledo International, Inc.†	180	215,494
TE Connectivity, Ltd.	2,643	375,808
		2,603,769
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	1,102	114,751
Entertainment — 0.1%
Caesars Entertainment, Inc.†	2,728	119,677
Live Nation Entertainment, Inc.†	3,094	274,902
		394,579
Environmental Control — 0.3%
Pentair PLC	2,523	184,608
Republic Services, Inc.	2,542	434,987
Waste Management, Inc.	3,756	697,226
		1,316,821

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food — 0.3%
Hershey Co.	1,242	$ 240,377
Lamb Weston Holdings, Inc.	2,086	213,690
Mondelez International, Inc., Class A	12,459	937,789
		1,391,856
Hand/Machine Tools — 0.0%
Snap-on, Inc.	518	150,184
Healthcare-Products — 1.8%
Align Technology, Inc.†	854	228,291
Boston Scientific Corp.†	17,560	1,110,845
Cooper Cos., Inc.	454	169,356
Edwards Lifesciences Corp.†	4,893	383,954
IDEXX Laboratories, Inc.†	1,015	522,806
Insulet Corp.†	579	110,514
Intuitive Surgical, Inc.†	5,067	1,916,441
STERIS PLC	1,207	264,273
Stryker Corp.	4,719	1,583,130
Thermo Fisher Scientific, Inc.	3,201	1,725,275
Waters Corp.†	477	151,548
West Pharmaceutical Services, Inc.	1,613	601,697
		8,768,130
Healthcare-Services — 1.1%
DaVita, Inc.†	646	69,871
HCA Healthcare, Inc.	2,073	632,058
IQVIA Holdings, Inc.†	1,517	315,885
Molina Healthcare, Inc.†	750	267,330
UnitedHealth Group, Inc.	7,664	3,921,975
		5,207,119
Home Builders — 0.5%
D.R. Horton, Inc.	6,571	939,062
Lennar Corp., Class A	3,055	457,792
NVR, Inc.†	68	481,120
PulteGroup, Inc.	4,701	491,536
		2,369,510
Household Products/Wares — 0.0%
Church & Dwight Co., Inc.	2,471	246,729
Insurance — 0.9%
Aon PLC, Class A	2,227	664,604
Arch Capital Group, Ltd.†	8,137	670,733
Arthur J. Gallagher & Co.	2,401	557,416
Brown & Brown, Inc.	4,018	311,636
Marsh & McLennan Cos., Inc.	5,591	1,083,759
Progressive Corp.	6,379	1,137,057
		4,425,205
Internet — 20.1%
Airbnb, Inc., Class A†	4,740	683,224
Alphabet, Inc., Class A†	129,040	18,078,504
Alphabet, Inc., Class C†	108,604	15,400,047
Amazon.com, Inc.†	198,290	30,774,608
Booking Holdings, Inc.†	761	2,669,185
CDW Corp.	1,227	278,186
Etsy, Inc.†	1,149	76,477
Expedia Group, Inc.†	2,907	431,195
Meta Platforms, Inc., Class A†	48,398	18,881,996
Netflix, Inc.†	9,543	5,383,302
Palo Alto Networks, Inc.†	6,777	2,294,082
Security Description	Shares or Principal Amount	Value

Internet (continued)
Uber Technologies, Inc.†	44,871	$ 2,928,730
VeriSign, Inc.†	930	184,958
		98,064,494
Iron/Steel — 0.2%
Nucor Corp.	3,378	631,450
Steel Dynamics, Inc.	2,089	252,121
		883,571
Leisure Time — 0.2%
Carnival Corp.†	15,597	258,598
Norwegian Cruise Line Holdings, Ltd.†	9,277	165,131
Royal Caribbean Cruises, Ltd.†	5,140	655,350
		1,079,079
Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	5,592	1,067,848
Las Vegas Sands Corp.	4,910	240,197
Marriott International, Inc., Class A	5,379	1,289,508
MGM Resorts International†	4,052	175,735
Wynn Resorts, Ltd.	2,093	197,642
		2,970,930
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	6,452	1,937,600
Machinery-Diversified — 0.5%
Deere & Co.	3,329	1,310,228
Ingersoll Rand, Inc.	6,797	542,808
Otis Worldwide Corp.	3,480	307,771
Rockwell Automation, Inc.	1,200	303,936
		2,464,743
Media — 0.1%
Charter Communications, Inc., Class A†	1,008	373,676
FactSet Research Systems, Inc.	390	185,609
		559,285
Mining — 0.1%
Freeport-McMoRan, Inc.	15,634	620,514
Miscellaneous Manufacturing — 0.7%
A.O. Smith Corp.	1,687	130,928
Axon Enterprise, Inc.†	1,536	382,556
General Electric Co.	10,205	1,351,346
Illinois Tool Works, Inc.	2,747	716,692
Parker-Hannifin Corp.	2,185	1,014,933
		3,596,455
Oil & Gas — 1.3%
APA Corp.	6,688	209,535
ConocoPhillips	17,865	1,998,558
Coterra Energy, Inc.	10,825	269,326
Diamondback Energy, Inc.	3,903	600,047
EOG Resources, Inc.	8,392	954,926
Hess Corp.	6,027	846,974
Marathon Oil Corp.	6,763	154,535
Marathon Petroleum Corp.	4,554	754,142
Pioneer Natural Resources Co.	2,544	584,687
		6,372,730
Pharmaceuticals — 3.7%
AbbVie, Inc.	14,244	2,341,713
Dexcom, Inc.†	5,139	623,618
Eli Lilly & Co.	17,387	11,225,221

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	22,101	$ 2,669,359
Zoetis, Inc.	5,506	1,034,082
		17,893,993
Pipelines — 0.3%
ONEOK, Inc.	7,875	537,469
Targa Resources Corp.	4,862	413,075
Williams Cos., Inc.	10,345	358,558
		1,309,102
Private Equity — 0.3%
Blackstone, Inc.	11,155	1,388,240
REITS — 0.7%
American Tower Corp.	4,167	815,274
Digital Realty Trust, Inc.	2,708	380,366
Equinix, Inc.	962	798,239
Host Hotels & Resorts, Inc.	9,229	177,381
Iron Mountain, Inc.	3,247	219,237
Public Storage	1,449	410,342
SBA Communications Corp.	941	210,652
Simon Property Group, Inc.	2,632	364,822
		3,376,313
Retail — 3.5%
AutoZone, Inc.†	266	734,727
Chipotle Mexican Grill, Inc.†	598	1,440,444
Costco Wholesale Corp.	4,054	2,817,043
Darden Restaurants, Inc.	1,365	221,922
Domino's Pizza, Inc.	304	129,571
Home Depot, Inc.	8,068	2,847,681
Lululemon Athletica, Inc.†	2,511	1,139,542
McDonald's Corp.	6,959	2,037,038
O'Reilly Automotive, Inc.†	941	962,690
Ross Stores, Inc.	7,384	1,035,828
Starbucks Corp.	14,700	1,367,541
TJX Cos., Inc.	16,215	1,538,966
Tractor Supply Co.	990	222,354
Ulta Beauty, Inc.†	708	355,451
Yum! Brands, Inc.	2,812	364,126
		17,214,924
Semiconductors — 13.2%
Advanced Micro Devices, Inc.†	35,229	5,907,551
Analog Devices, Inc.	6,411	1,233,220
Applied Materials, Inc.	18,240	2,996,832
Broadcom, Inc.	9,571	11,293,780
KLA Corp.	2,964	1,760,735
Lam Research Corp.	2,874	2,371,539
Microchip Technology, Inc.	6,961	592,938
Monolithic Power Systems, Inc.	1,045	629,842
NVIDIA Corp.	53,857	33,136,596
NXP Semiconductors NV	4,215	887,553
ON Semiconductor Corp.†	4,133	293,980
QUALCOMM, Inc.	12,620	1,874,196
Texas Instruments, Inc.	7,327	1,173,199
		64,151,961
Software — 19.9%
Adobe, Inc.†	9,928	6,133,320
Akamai Technologies, Inc.†	1,546	190,514
Security Description	Shares or Principal Amount	Value

Software (continued)
ANSYS, Inc.†	1,079	$ 353,729
Autodesk, Inc.†	2,424	615,235
Broadridge Financial Solutions, Inc.	1,462	298,540
Cadence Design Systems, Inc.†	5,932	1,711,145
Dayforce, Inc.†	1,870	130,002
Electronic Arts, Inc.	2,349	323,175
Fair Isaac Corp.†	539	646,169
Fiserv, Inc.†	6,805	965,425
Intuit, Inc.	6,111	3,858,058
Microsoft Corp.	162,058	64,431,020
MSCI, Inc.	983	588,443
Oracle Corp.	34,644	3,869,735
Paychex, Inc.	2,804	341,331
Paycom Software, Inc.	460	87,510
PTC, Inc.†	1,555	280,911
Roper Technologies, Inc.	1,001	537,537
Salesforce, Inc.†	21,216	5,963,605
ServiceNow, Inc.†	4,469	3,420,573
Synopsys, Inc.†	3,316	1,768,589
Take-Two Interactive Software, Inc.†	1,724	284,339
Tyler Technologies, Inc.†	918	388,085
		97,186,990
Telecommunications — 0.4%
Arista Networks, Inc.†	5,494	1,421,188
Motorola Solutions, Inc.	2,099	670,630
		2,091,818
Transportation — 0.6%
CSX Corp.	21,544	769,121
Expeditors International of Washington, Inc.	1,173	148,185
Old Dominion Freight Line, Inc.	1,951	762,880
Union Pacific Corp.	5,982	1,459,189
		3,139,375
Total Common Stocks (cost $356,220,940)		478,561,413
UNAFFILIATED INVESTMENT COMPANIES — 1.8%
SPDR Portfolio S&P 500 Growth ETF (cost $8,222,972)	130,400	8,727,672
Total Long-Term Investment Securities (cost $364,443,912)		487,289,085
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
5.26%, 03/12/2024(1) (cost $49,707)	$ 50,000	49,708
TOTAL INVESTMENTS (cost $364,493,619)(2)	99.9%	487,338,793
Other assets less liabilities	0.1	294,341
NET ASSETS	100.0%	$487,633,134
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	S&P 500 E-Mini Index	March 2024	$469,808	$487,050	$17,242
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$478,561,413	$ —	$—	$478,561,413
Unaffiliated Investment Companies	8,727,672	—	—	8,727,672
Short-Term Investments	—	49,708	—	49,708
Total Investments at Value	$487,289,085	$49,708	$—	$487,338,793
Other Financial Instruments:†
Futures Contracts	$ 17,242	$ —	$—	$ 17,242
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Software	11.6%
Internet	11.3
Semiconductors	8.6
Computers	8.1
Pharmaceuticals	5.6
Retail	5.0
Banks	4.0
Insurance	3.9
Diversified Financial Services	3.7
Healthcare-Products	3.5
Oil & Gas	3.2
REITS	2.2
Healthcare-Services	2.1
Electric	2.1
Telecommunications	1.8
Commercial Services	1.8
Auto Manufacturers	1.7
Biotechnology	1.5
Beverages	1.5
Aerospace/Defense	1.4
Chemicals	1.4
Transportation	1.3
Cosmetics/Personal Care	1.2
Media	1.2
Electronics	1.0
Miscellaneous Manufacturing	1.0
Food	0.9
Machinery-Diversified	0.7
Agriculture	0.6
Building Materials	0.6
Electrical Components & Equipment	0.5
Machinery-Construction & Mining	0.4
Distribution/Wholesale	0.4
Lodging	0.4
Apparel	0.4
Pipelines	0.3
Environmental Control	0.3
Oil & Gas Services	0.3
Home Builders	0.3
Household Products/Wares	0.2
Mining	0.2
Private Equity	0.2
Airlines	0.2
Iron/Steel	0.2
Packaging & Containers	0.1
Leisure Time	0.1
Repurchase Agreements	0.1
Short-Term Investments	0.1
Auto Parts & Equipment	0.1
Advertising	0.1
Energy-Alternate Sources	0.1
Hand/Machine Tools	0.1
Gas	0.1
Real Estate	0.1
Water	0.1
Entertainment	0.1
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	29,191	$ 963,011
Omnicom Group, Inc.	15,086	1,363,473
		2,326,484
Aerospace/Defense — 1.4%
Boeing Co.†	43,342	9,146,896
General Dynamics Corp.	17,263	4,574,522
Howmet Aerospace, Inc.	29,812	1,677,223
L3Harris Technologies, Inc.	14,446	3,010,835
Lockheed Martin Corp.	16,829	7,226,541
Northrop Grumman Corp.	10,803	4,826,348
RTX Corp.	109,591	9,985,932
TransDigm Group, Inc.	4,216	4,606,739
		45,055,036
Agriculture — 0.6%
Altria Group, Inc.	134,799	5,408,136
Archer-Daniels-Midland Co.	40,652	2,259,438
Bunge Global SA	11,073	975,421
Philip Morris International, Inc.	118,318	10,749,190
		19,392,185
Airlines — 0.2%
American Airlines Group, Inc.†	49,810	708,796
Delta Air Lines, Inc.	49,042	1,919,504
Southwest Airlines Co.	45,433	1,357,992
United Airlines Holdings, Inc.†	24,997	1,034,376
		5,020,668
Apparel — 0.4%
NIKE, Inc., Class B	93,289	9,471,632
Ralph Lauren Corp.	3,030	435,320
Tapestry, Inc.	17,468	677,584
VF Corp.	25,193	414,677
		10,999,213
Auto Manufacturers — 1.7%
Cummins, Inc.	10,803	2,585,158
Ford Motor Co.	299,688	3,512,343
General Motors Co.	104,376	4,049,789
PACCAR, Inc.	39,867	4,002,248
Tesla, Inc.†	210,787	39,478,297
		53,627,835
Auto Parts & Equipment — 0.1%
Aptiv PLC†	21,559	1,753,393
BorgWarner, Inc.	17,915	607,319
		2,360,712
Banks — 4.0%
Bank of America Corp.	524,742	17,846,475
Bank of New York Mellon Corp.	58,616	3,250,843
Citigroup, Inc.	145,868	8,193,405
Citizens Financial Group, Inc.	35,534	1,161,962
Comerica, Inc.	10,051	528,482
Fifth Third Bancorp	51,904	1,777,193
Goldman Sachs Group, Inc.	24,855	9,544,568
Huntington Bancshares, Inc.	110,366	1,404,959
JPMorgan Chase & Co.	220,340	38,418,482
KeyCorp	71,358	1,036,832
M&T Bank Corp.	12,649	1,746,827
Morgan Stanley	96,322	8,403,131
Northern Trust Corp.	15,779	1,256,640
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Financial Services Group, Inc.	30,360	$ 4,590,736
Regions Financial Corp.	70,886	1,323,442
State Street Corp.	23,519	1,737,348
Truist Financial Corp.	101,647	3,767,038
US Bancorp	118,668	4,929,469
Wells Fargo & Co.	276,788	13,889,222
Zions Bancorp NA	11,291	473,093
		125,280,147
Beverages — 1.5%
Brown-Forman Corp., Class B	13,946	765,635
Coca-Cola Co.	296,561	17,642,414
Constellation Brands, Inc., Class A	12,318	3,018,896
Keurig Dr Pepper, Inc.	76,734	2,412,517
Molson Coors Beverage Co., Class B	14,113	872,042
Monster Beverage Corp.†	56,302	3,097,736
PepsiCo, Inc.	104,786	17,659,585
		45,468,825
Biotechnology — 1.5%
Amgen, Inc.	40,789	12,818,351
Biogen, Inc.†	11,044	2,724,113
Bio-Rad Laboratories, Inc., Class A†	1,595	511,820
Corteva, Inc.	53,711	2,442,776
Gilead Sciences, Inc.	94,968	7,432,196
Illumina, Inc.†	12,103	1,730,850
Incyte Corp.†	14,177	833,182
Moderna, Inc.†	25,282	2,554,746
Regeneron Pharmaceuticals, Inc.†	8,165	7,697,799
Vertex Pharmaceuticals, Inc.†	19,640	8,511,583
		47,257,416
Building Materials — 0.6%
Builders FirstSource, Inc.†	9,405	1,633,931
Carrier Global Corp.	63,949	3,498,650
Johnson Controls International PLC	51,851	2,732,029
Martin Marietta Materials, Inc.	4,710	2,394,658
Masco Corp.	17,111	1,151,399
Mohawk Industries, Inc.†	4,028	419,919
Trane Technologies PLC	17,408	4,387,687
Vulcan Materials Co.	10,127	2,288,803
		18,507,076
Chemicals — 1.4%
Air Products and Chemicals, Inc.	16,931	4,329,426
Albemarle Corp.	8,944	1,026,234
Celanese Corp.	7,633	1,116,632
CF Industries Holdings, Inc.	14,562	1,099,577
Dow, Inc.	53,458	2,865,349
DuPont de Nemours, Inc.	32,776	2,025,557
Eastman Chemical Co.	9,036	754,958
Ecolab, Inc.	19,342	3,833,971
FMC Corp.	9,509	534,406
International Flavors & Fragrances, Inc.	19,456	1,569,710
Linde PLC	36,956	14,960,897
LyondellBasell Industries NV, Class A	19,530	1,838,164
Mosaic Co.	24,910	764,986
PPG Industries, Inc.	17,972	2,534,771
Sherwin-Williams Co.	17,948	5,463,012
		44,717,650
Commercial Services — 1.8%
Automatic Data Processing, Inc.	31,348	7,704,711
Cintas Corp.	6,598	3,988,953

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
CoStar Group, Inc.†	31,124	$ 2,598,232
Equifax, Inc.	9,391	2,294,597
FleetCor Technologies, Inc.†	5,503	1,595,485
Gartner, Inc.†	5,941	2,717,651
Global Payments, Inc.	19,846	2,644,083
MarketAxess Holdings, Inc.	2,889	651,498
Moody's Corp.	11,995	4,702,520
PayPal Holdings, Inc.†	82,171	5,041,191
Quanta Services, Inc.	11,073	2,148,716
Robert Half, Inc.	8,071	641,967
Rollins, Inc.	21,397	926,704
S&P Global, Inc.	24,694	11,071,555
United Rentals, Inc.	5,166	3,230,816
Verisk Analytics, Inc.	11,053	2,669,631
		54,628,310
Computers — 8.1%
Accenture PLC, Class A	47,834	17,405,836
Apple, Inc.	1,114,243	205,466,409
Cognizant Technology Solutions Corp., Class A	38,216	2,947,218
EPAM Systems, Inc.†	4,398	1,223,128
Fortinet, Inc.†	48,577	3,132,731
Hewlett Packard Enterprise Co.	97,775	1,494,980
HP, Inc.	66,283	1,902,985
International Business Machines Corp.	69,594	12,781,634
Leidos Holdings, Inc.	10,480	1,157,726
NetApp, Inc.	15,913	1,387,613
Seagate Technology Holdings PLC	14,827	1,270,377
Western Digital Corp.†	24,712	1,414,762
		251,585,399
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	62,754	5,283,887
Estee Lauder Cos., Inc., Class A	17,705	2,336,883
Kenvue, Inc.	131,358	2,726,992
Procter & Gamble Co.	179,632	28,227,372
		38,575,134
Distribution/Wholesale — 0.4%
Copart, Inc.†	66,595	3,199,224
Fastenal Co.	43,551	2,971,485
LKQ Corp.	20,395	951,834
Pool Corp.	2,948	1,094,445
WW Grainger, Inc.	3,367	3,015,620
		11,232,608
Diversified Financial Services — 3.7%
American Express Co.	43,878	8,808,070
Ameriprise Financial, Inc.	7,713	2,983,620
BlackRock, Inc.	10,658	8,252,596
Capital One Financial Corp.	29,027	3,927,934
Cboe Global Markets, Inc.	8,045	1,479,073
Charles Schwab Corp.	113,425	7,136,701
CME Group, Inc.	27,437	5,647,632
Discover Financial Services	19,058	2,011,000
Franklin Resources, Inc.	21,486	572,172
Intercontinental Exchange, Inc.	43,623	5,554,517
Invesco, Ltd.	34,263	542,383
Mastercard, Inc., Class A	63,114	28,352,702
Nasdaq, Inc.	25,945	1,498,843
Raymond James Financial, Inc.	14,322	1,577,998
Synchrony Financial	31,538	1,225,882
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	17,032	$ 1,847,120
Visa, Inc., Class A	121,488	33,197,811
		114,616,054
Electric — 2.1%
AES Corp.	51,036	851,281
Alliant Energy Corp.	19,449	946,388
Ameren Corp.	20,041	1,394,252
American Electric Power Co., Inc.	40,080	3,131,851
CenterPoint Energy, Inc.	48,109	1,344,166
CMS Energy Corp.	22,237	1,271,067
Consolidated Edison, Inc.	26,311	2,391,670
Constellation Energy Corp.	24,342	2,969,724
Dominion Energy, Inc.	63,777	2,915,884
DTE Energy Co.	15,714	1,656,570
Duke Energy Corp.	58,740	5,629,054
Edison International	29,213	1,971,293
Entergy Corp.	16,118	1,607,932
Evergy, Inc.	17,508	888,881
Eversource Energy	26,624	1,443,553
Exelon Corp.	75,868	2,640,965
FirstEnergy Corp.	39,360	1,443,725
NextEra Energy, Inc.	156,373	9,168,149
NRG Energy, Inc.	17,207	912,659
PG&E Corp.	162,607	2,743,180
Pinnacle West Capital Corp.	8,643	595,503
PPL Corp.	56,180	1,471,916
Public Service Enterprise Group, Inc.	37,979	2,202,402
Sempra	47,965	3,432,375
Southern Co.	83,122	5,778,642
WEC Energy Group, Inc.	24,041	1,941,551
Xcel Energy, Inc.	42,057	2,517,953
		65,262,586
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	17,591	2,850,621
Eaton Corp. PLC	30,433	7,488,953
Emerson Electric Co.	43,451	3,985,760
Generac Holdings, Inc.†	4,682	532,203
		14,857,537
Electronics — 1.0%
Allegion PLC	6,691	828,948
Amphenol Corp., Class A	45,601	4,610,261
Fortive Corp.	26,785	2,094,051
Garmin, Ltd.	11,666	1,393,970
Honeywell International, Inc.	50,245	10,162,554
Hubbell, Inc.	4,088	1,371,810
Jabil, Inc.	9,751	1,221,703
Keysight Technologies, Inc.†	13,534	2,074,221
Mettler-Toledo International, Inc.†	1,653	1,978,955
TE Connectivity, Ltd.	23,686	3,367,912
Trimble, Inc.†	18,960	964,306
		30,068,691
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	10,407	1,083,681
First Solar, Inc.†	8,143	1,191,321
		2,275,002
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	9,597	1,293,388

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.†	16,441	$ 721,267
Live Nation Entertainment, Inc.†	10,814	960,824
		1,682,091
Environmental Control — 0.3%
Pentair PLC	12,598	921,796
Republic Services, Inc.	15,587	2,667,247
Veralto Corp.	16,708	1,281,337
Waste Management, Inc.	27,935	5,185,574
		10,055,954
Food — 0.9%
Campbell Soup Co.	14,971	668,156
Conagra Brands, Inc.	36,429	1,061,905
General Mills, Inc.	44,303	2,875,708
Hershey Co.	11,424	2,211,001
Hormel Foods Corp.	22,075	670,418
J.M. Smucker Co.	8,089	1,064,108
Kellanova	20,101	1,100,731
Kraft Heinz Co.	60,763	2,256,130
Kroger Co.	50,437	2,327,163
Lamb Weston Holdings, Inc.	11,046	1,131,552
McCormick & Co., Inc.	19,152	1,305,400
Mondelez International, Inc., Class A	103,685	7,804,370
Sysco Corp.	38,428	3,109,978
Tyson Foods, Inc., Class A	21,739	1,190,428
		28,777,048
Forest Products & Paper — 0.0%
International Paper Co.	26,372	944,909
Gas — 0.1%
Atmos Energy Corp.	11,318	1,289,573
NiSource, Inc.	31,497	817,977
		2,107,550
Hand/Machine Tools — 0.1%
Snap-on, Inc.	4,023	1,166,388
Stanley Black & Decker, Inc.	11,685	1,090,211
		2,256,599
Healthcare-Products — 3.5%
Abbott Laboratories	132,262	14,965,445
Agilent Technologies, Inc.	22,300	2,901,230
Align Technology, Inc.†	5,429	1,451,280
Baxter International, Inc.	38,666	1,495,988
Bio-Techne Corp.	12,054	847,637
Boston Scientific Corp.†	111,597	7,059,626
Cooper Cos., Inc.	3,775	1,408,188
Danaher Corp.	50,123	12,025,009
DENTSPLY SIRONA, Inc.	16,147	561,108
Edwards Lifesciences Corp.†	46,225	3,627,276
GE HealthCare Technologies, Inc.	29,839	2,188,989
Hologic, Inc.†	18,668	1,389,646
IDEXX Laboratories, Inc.†	6,333	3,262,002
Insulet Corp.†	5,322	1,015,810
Intuitive Surgical, Inc.†	26,833	10,148,777
Medtronic PLC	101,408	8,877,257
ResMed, Inc.	11,211	2,132,332
Revvity, Inc.	9,406	1,008,135
STERIS PLC	7,530	1,648,694
Stryker Corp.	25,769	8,644,984
Teleflex, Inc.	3,582	869,817
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	29,448	$ 15,871,883
Waters Corp.†	4,506	1,431,601
West Pharmaceutical Services, Inc.	5,639	2,103,516
Zimmer Biomet Holdings, Inc.	15,928	2,000,557
		108,936,787
Healthcare-Services — 2.1%
Catalent, Inc.†	13,740	709,534
Centene Corp.†	40,715	3,066,247
Charles River Laboratories International, Inc.†	3,910	845,655
DaVita, Inc.†	4,106	444,105
Elevance Health, Inc.	17,908	8,836,523
HCA Healthcare, Inc.	15,096	4,602,770
Humana, Inc.	9,383	3,547,337
IQVIA Holdings, Inc.†	13,957	2,906,266
Laboratory Corp. of America Holdings	6,471	1,438,503
Molina Healthcare, Inc.†	4,443	1,583,663
Quest Diagnostics, Inc.	8,569	1,100,517
UnitedHealth Group, Inc.	70,494	36,074,600
Universal Health Services, Inc., Class B	4,650	738,466
		65,894,186
Home Builders — 0.3%
D.R. Horton, Inc.	22,969	3,282,500
Lennar Corp., Class A	19,066	2,857,040
NVR, Inc.†	242	1,712,220
PulteGroup, Inc.	16,432	1,718,130
		9,569,890
Home Furnishings — 0.0%
Whirlpool Corp.	4,181	457,903
Household Products/Wares — 0.2%
Avery Dennison Corp.	6,138	1,224,224
Church & Dwight Co., Inc.	18,778	1,874,983
Clorox Co.	9,451	1,372,758
Kimberly-Clark Corp.	25,756	3,115,703
		7,587,668
Insurance — 3.9%
Aflac, Inc.	40,530	3,418,300
Allstate Corp.	19,945	3,096,461
American International Group, Inc.(1)	53,507	3,719,271
Aon PLC, Class A	15,260	4,554,042
Arch Capital Group, Ltd.†	28,442	2,344,474
Arthur J. Gallagher & Co.	16,455	3,820,193
Assurant, Inc.	4,008	673,144
Berkshire Hathaway, Inc., Class B†	138,670	53,213,226
Brown & Brown, Inc.	18,003	1,396,313
Chubb, Ltd.	31,095	7,618,275
Cincinnati Financial Corp.	11,959	1,325,057
Everest Group, Ltd.	3,308	1,273,481
Globe Life, Inc.	6,528	801,769
Hartford Financial Services Group, Inc.	22,923	1,993,384
Loews Corp.	13,953	1,016,615
Marsh & McLennan Cos., Inc.	37,580	7,284,507
MetLife, Inc.	47,388	3,284,936
Principal Financial Group, Inc.	16,717	1,322,315
Progressive Corp.	44,589	7,947,989
Prudential Financial, Inc.	27,514	2,887,044
Travelers Cos., Inc.	17,408	3,679,355
W.R. Berkley Corp.	15,527	1,271,351
Willis Towers Watson PLC	7,870	1,938,381
		119,879,883

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 11.3%
Airbnb, Inc., Class A†	33,134	$ 4,775,935
Alphabet, Inc., Class A†	451,045	63,191,405
Alphabet, Inc., Class C†	379,612	53,828,982
Amazon.com, Inc.†	693,102	107,569,430
Booking Holdings, Inc.†	2,659	9,326,363
Cars.com, Inc.†	1	17
CDW Corp.	10,210	2,314,811
eBay, Inc.	39,556	1,624,565
Etsy, Inc.†	9,127	607,493
Expedia Group, Inc.†	10,161	1,507,181
F5, Inc.†	4,551	836,019
Gen Digital, Inc.	42,973	1,009,006
Match Group, Inc.†	20,716	795,080
Meta Platforms, Inc., Class A†	169,169	65,999,594
Netflix, Inc.†	33,358	18,817,581
Palo Alto Networks, Inc.†	23,689	8,018,963
Uber Technologies, Inc.†	156,841	10,237,012
VeriSign, Inc.†	6,770	1,346,418
		351,805,855
Iron/Steel — 0.2%
Nucor Corp.	18,737	3,502,508
Steel Dynamics, Inc.	11,593	1,399,159
		4,901,667
Leisure Time — 0.1%
Carnival Corp.†	76,787	1,273,128
Norwegian Cruise Line Holdings, Ltd.†	32,424	577,147
Royal Caribbean Cruises, Ltd.†	17,967	2,290,793
		4,141,068
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	19,545	3,732,313
Las Vegas Sands Corp.	28,135	1,376,364
Marriott International, Inc., Class A	18,802	4,507,404
MGM Resorts International†	20,827	903,267
Wynn Resorts, Ltd.	7,317	690,944
		11,210,292
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	38,881	11,676,353
Machinery-Diversified — 0.7%
Deere & Co.	20,414	8,034,542
Dover Corp.	10,662	1,596,954
IDEX Corp.	5,764	1,219,086
Ingersoll Rand, Inc.	30,852	2,463,841
Nordson Corp.	4,128	1,039,100
Otis Worldwide Corp.	31,192	2,758,621
Rockwell Automation, Inc.	8,740	2,213,667
Westinghouse Air Brake Technologies Corp.	13,655	1,796,588
Xylem, Inc.	18,374	2,065,973
		23,188,372
Media — 1.2%
Charter Communications, Inc., Class A†	7,666	2,841,863
Comcast Corp., Class A	306,055	14,243,800
FactSet Research Systems, Inc.	2,895	1,377,788
Fox Corp., Class A	18,843	608,629
Fox Corp., Class B	10,055	301,750
News Corp., Class A	29,006	714,708
News Corp., Class B	8,750	223,737
Paramount Global, Class B	36,771	536,489
Security Description	Shares or Principal Amount	Value

Media (continued)
Walt Disney Co.	139,458	$ 13,394,941
Warner Bros. Discovery, Inc.†	169,130	1,694,683
		35,938,388
Mining — 0.2%
Freeport-McMoRan, Inc.	109,292	4,337,800
Newmont Corp.	87,838	3,031,289
		7,369,089
Miscellaneous Manufacturing — 1.0%
3M Co.	42,095	3,971,663
A.O. Smith Corp.	9,361	726,507
Axon Enterprise, Inc.†	5,368	1,336,954
General Electric Co.	82,952	10,984,504
Illinois Tool Works, Inc.	20,868	5,444,461
Parker-Hannifin Corp.	9,792	4,548,384
Teledyne Technologies, Inc.†	3,596	1,504,818
Textron, Inc.	14,939	1,265,483
		29,782,774
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	3,914	937,599
Oil & Gas — 3.2%
APA Corp.	23,377	732,401
Chevron Corp.	133,805	19,726,871
ConocoPhillips	90,499	10,124,123
Coterra Energy, Inc.	57,329	1,426,345
Devon Energy Corp.	48,831	2,051,879
Diamondback Energy, Inc.	13,641	2,097,167
EOG Resources, Inc.	44,445	5,057,397
EQT Corp.	31,350	1,109,790
Exxon Mobil Corp.	305,296	31,387,482
Hess Corp.	21,069	2,960,827
Marathon Oil Corp.	44,605	1,019,224
Marathon Petroleum Corp.	28,939	4,792,298
Occidental Petroleum Corp.	50,324	2,897,153
Phillips 66	33,532	4,839,003
Pioneer Natural Resources Co.	17,782	4,086,837
Valero Energy Corp.	25,948	3,604,177
		97,912,974
Oil & Gas Services — 0.3%
Baker Hughes Co.	76,691	2,185,693
Halliburton Co.	68,217	2,431,936
Schlumberger NV	108,871	5,302,018
		9,919,647
Packaging & Containers — 0.1%
Amcor PLC	110,158	1,038,790
Ball Corp.	24,031	1,332,519
Packaging Corp. of America	6,831	1,133,126
Westrock Co.	19,542	786,761
		4,291,196
Pharmaceuticals — 5.6%
AbbVie, Inc.	134,562	22,121,993
Becton Dickinson & Co.	22,111	5,280,328
Bristol-Myers Squibb Co.	155,081	7,578,808
Cardinal Health, Inc.	18,785	2,051,134
Cencora, Inc.	12,706	2,956,432
Cigna Group	22,302	6,711,787
CVS Health Corp.	97,891	7,280,154
Dexcom, Inc.†	29,448	3,573,515
Eli Lilly & Co.	60,776	39,237,593

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Henry Schein, Inc.†	9,953	$ 744,883
Johnson & Johnson	183,473	29,153,860
McKesson Corp.	10,141	5,069,384
Merck & Co., Inc.	193,133	23,326,604
Pfizer, Inc.	430,346	11,653,770
Viatris, Inc.	91,434	1,076,178
Zoetis, Inc.	34,992	6,571,847
		174,388,270
Pipelines — 0.3%
Kinder Morgan, Inc.	147,387	2,493,788
ONEOK, Inc.	44,400	3,030,300
Targa Resources Corp.	16,994	1,443,810
Williams Cos., Inc.	92,716	3,213,537
		10,181,435
Private Equity — 0.2%
Blackstone, Inc.	54,155	6,739,590
Real Estate — 0.1%
CBRE Group, Inc., Class A†	23,230	2,004,981
REITS — 2.2%
Alexandria Real Estate Equities, Inc.	11,920	1,441,128
American Tower Corp.	35,529	6,951,249
AvalonBay Communities, Inc.	10,824	1,937,604
Boston Properties, Inc.	11,004	731,766
Camden Property Trust	8,138	763,670
Crown Castle, Inc.	33,078	3,580,694
Digital Realty Trust, Inc.	23,082	3,242,098
Equinix, Inc.	7,155	5,937,004
Equity Residential	26,336	1,585,164
Essex Property Trust, Inc.	4,892	1,141,157
Extra Space Storage, Inc.	16,103	2,325,917
Federal Realty Investment Trust	5,599	569,586
Healthpeak Properties, Inc.	41,696	771,376
Host Hotels & Resorts, Inc.	53,765	1,033,363
Invitation Homes, Inc.	43,842	1,443,717
Iron Mountain, Inc.	22,254	1,502,590
Kimco Realty Corp.	50,684	1,023,817
Mid-America Apartment Communities, Inc.	8,893	1,123,897
Prologis, Inc.	70,421	8,921,636
Public Storage	12,061	3,415,555
Realty Income Corp.	63,382	3,447,347
Regency Centers Corp.	12,521	784,691
SBA Communications Corp.	8,223	1,840,801
Simon Property Group, Inc.	24,865	3,446,538
UDR, Inc.	23,064	830,765
Ventas, Inc.	30,668	1,422,689
VICI Properties, Inc.	78,848	2,374,902
Welltower, Inc.	42,183	3,649,251
Weyerhaeuser Co.	55,638	1,823,257
		69,063,229
Retail — 5.0%
AutoZone, Inc.†	1,344	3,712,303
Bath & Body Works, Inc.	17,330	739,298
Best Buy Co., Inc.	14,763	1,070,170
CarMax, Inc.†	12,093	860,780
Chipotle Mexican Grill, Inc.†	2,092	5,039,147
Costco Wholesale Corp.	33,744	23,448,031
Darden Restaurants, Inc.	9,170	1,490,859
Dollar General Corp.	16,728	2,209,267
Dollar Tree, Inc.†	15,930	2,080,777
Security Description	Shares or Principal Amount	Value

Retail (continued)
Domino's Pizza, Inc.	2,658	$ 1,132,893
Genuine Parts Co.	10,685	1,498,358
Home Depot, Inc.	76,221	26,902,964
Lowe's Cos., Inc.	43,985	9,361,767
Lululemon Athletica, Inc.†	8,776	3,982,724
McDonald's Corp.	55,283	16,182,440
O'Reilly Automotive, Inc.†	4,509	4,612,932
Ross Stores, Inc.	25,809	3,620,486
Starbucks Corp.	87,084	8,101,424
Target Corp.	35,182	4,893,113
TJX Cos., Inc.	87,197	8,275,867
Tractor Supply Co.	8,240	1,850,704
Ulta Beauty, Inc.†	3,752	1,883,692
Walgreens Boots Alliance, Inc.	54,650	1,233,450
Walmart, Inc.	108,724	17,966,641
Yum! Brands, Inc.	21,364	2,766,424
		154,916,511
Semiconductors — 8.6%
Advanced Micro Devices, Inc.†	123,140	20,649,347
Analog Devices, Inc.	37,979	7,305,641
Applied Materials, Inc.	63,757	10,475,275
Broadcom, Inc.	33,454	39,475,720
Intel Corp.	321,326	13,842,724
KLA Corp.	10,360	6,154,254
Lam Research Corp.	10,045	8,288,833
Microchip Technology, Inc.	41,236	3,512,483
Micron Technology, Inc.	83,688	7,176,246
Monolithic Power Systems, Inc.	3,652	2,201,133
NVIDIA Corp.	188,253	115,826,423
NXP Semiconductors NV	19,646	4,136,858
ON Semiconductor Corp.†	32,826	2,334,913
Qorvo, Inc.†	7,419	739,971
QUALCOMM, Inc.	84,828	12,597,806
Skyworks Solutions, Inc.	12,148	1,268,980
Teradyne, Inc.	11,652	1,125,467
Texas Instruments, Inc.	69,219	11,083,346
		268,195,420
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,028	784,010
Software — 11.6%
Adobe, Inc.†	34,701	21,437,584
Akamai Technologies, Inc.†	11,496	1,416,652
ANSYS, Inc.†	6,615	2,168,595
Autodesk, Inc.†	16,292	4,135,073
Broadridge Financial Solutions, Inc.	8,967	1,831,061
Cadence Design Systems, Inc.†	20,735	5,981,218
Dayforce, Inc.†	11,888	826,454
Electronic Arts, Inc.	18,655	2,566,555
Fair Isaac Corp.†	1,884	2,258,596
Fidelity National Information Services, Inc.	45,157	2,811,475
Fiserv, Inc.†	45,744	6,489,701
Intuit, Inc.	21,360	13,485,209
Jack Henry & Associates, Inc.	5,551	920,522
Microsoft Corp.	566,456	225,211,577
MSCI, Inc.	6,028	3,608,481
Oracle Corp.	121,095	13,526,312
Paychex, Inc.	24,503	2,982,750
Paycom Software, Inc.	3,738	711,117
PTC, Inc.†	9,057	1,636,147
Roper Technologies, Inc.	8,142	4,372,254
Salesforce, Inc.†	74,158	20,845,072

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc.†	15,624	$ 11,958,610
Synopsys, Inc.†	11,591	6,182,060
Take-Two Interactive Software, Inc.†	12,055	1,988,231
Tyler Technologies, Inc.†	3,207	1,355,759
		360,707,065
Telecommunications — 1.8%
Arista Networks, Inc.†	19,206	4,968,208
AT&T, Inc.	544,944	9,640,059
Cisco Systems, Inc.	308,715	15,491,319
Corning, Inc.	58,523	1,901,412
Juniper Networks, Inc.	24,303	898,239
Motorola Solutions, Inc.	12,649	4,041,355
T-Mobile US, Inc.	38,782	6,252,822
Verizon Communications, Inc.	320,419	13,569,745
		56,763,159
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	9,940	486,563
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	8,891	747,644
CSX Corp.	150,612	5,376,848
Expeditors International of Washington, Inc.	11,081	1,399,863
FedEx Corp.	17,629	4,253,702
JB Hunt Transport Services, Inc.	6,210	1,248,086
Norfolk Southern Corp.	17,235	4,054,361
Old Dominion Freight Line, Inc.	6,819	2,666,365
Union Pacific Corp.	46,461	11,333,232
United Parcel Service, Inc., Class B	55,124	7,822,096
		38,902,197
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Works Co., Inc.	14,840	$ 1,840,457
Total Long-Term Investment Securities (cost $1,442,807,921)		3,100,606,585
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
5.26%, 02/29/2024(2) (cost $3,485,685)	$3,500,000	3,485,684
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $3,855,701 and collateralized by $4,197,000 of United States Treasury Notes, bearing interest at 1.38% due 08/31/2026 and having an approximate value of $3,932,713 (cost $3,855,530)	3,855,530	3,855,530
TOTAL INVESTMENTS (cost $1,450,149,136)(3)	100.0%	3,107,947,799
Other assets less liabilities	(0.0)	(368,451)
NET ASSETS	100.0%	$3,107,579,348
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
52	Long	S&P 500 E-Mini Index	March 2024	$12,214,999	$12,663,300	$448,301
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,100,606,585	$ —	$—	$3,100,606,585
Short-Term Investments	—	3,485,684	—	3,485,684
Repurchase Agreements	—	3,855,530	—	3,855,530
Total Investments at Value	$3,100,606,585	$7,341,214	$—	$3,107,947,799
Other Financial Instruments:†
Futures Contracts	$ 448,301	$ —	$—	$ 448,301
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Banks	8.5%
Pharmaceuticals	7.6
Insurance	7.1
Retail	6.4
Healthcare-Products	5.3
Oil & Gas	5.1
Electric	4.3
Diversified Financial Services	4.1
REITS	3.9
Telecommunications	3.4
Healthcare-Services	3.2
Semiconductors	3.0
Unaffiliated Investment Companies	2.8
Biotechnology	2.5
Aerospace/Defense	2.4
Media	2.3
Computers	2.2
Chemicals	2.1
Beverages	2.1
Commercial Services	2.0
Transportation	1.9
Cosmetics/Personal Care	1.7
Food	1.6
Software	1.4
Electronics	1.4
Miscellaneous Manufacturing	1.2
Agriculture	1.0
Machinery-Diversified	1.0
Auto Manufacturers	0.8
Oil & Gas Services	0.7
Internet	0.6
Electrical Components & Equipment	0.6
Building Materials	0.6
Household Products/Wares	0.5
Apparel	0.5
Pipelines	0.4
Environmental Control	0.4
Mining	0.4
Machinery-Construction & Mining	0.3
Packaging & Containers	0.3
Airlines	0.3
Distribution/Wholesale	0.3
Auto Parts & Equipment	0.2
Advertising	0.2
Gas	0.1
Real Estate	0.1
Private Equity	0.1
Energy-Alternate Sources	0.1
Water	0.1
Iron/Steel	0.1
Hand/Machine Tools	0.1
Engineering & Construction	0.1
Home Builders	0.1
Forest Products & Paper	0.1
Office/Business Equipment	0.1
Lodging	0.1
Shipbuilding	0.1
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.1%
Advertising — 0.2%
Interpublic Group of Cos., Inc.	9,071	$ 299,252
Omnicom Group, Inc.	4,688	423,702
		722,954
Aerospace/Defense — 2.4%
Boeing Co.†	7,543	1,591,875
General Dynamics Corp.	5,365	1,421,671
Howmet Aerospace, Inc.	3,891	218,908
L3Harris Technologies, Inc.	4,489	935,598
Lockheed Martin Corp.	5,230	2,245,814
Northrop Grumman Corp.	3,357	1,499,773
RTX Corp.	34,057	3,103,274
		11,016,913
Agriculture — 1.0%
Altria Group, Inc.	41,891	1,680,667
Archer-Daniels-Midland Co.	12,633	702,142
Bunge Global SA	3,441	303,118
Philip Morris International, Inc.	23,164	2,104,449
		4,790,376
Airlines — 0.3%
American Airlines Group, Inc.†	15,479	220,266
Delta Air Lines, Inc.	6,706	262,473
Southwest Airlines Co.	14,119	422,017
United Airlines Holdings, Inc.†	7,768	321,440
		1,226,196
Apparel — 0.5%
NIKE, Inc., Class B	16,525	1,677,783
Ralph Lauren Corp.	424	60,916
Tapestry, Inc.	5,428	210,552
VF Corp.	7,829	128,866
		2,078,117
Auto Manufacturers — 0.8%
Cummins, Inc.	3,357	803,330
Ford Motor Co.	93,132	1,091,507
General Motors Co.	32,436	1,258,517
PACCAR, Inc.	3,345	335,804
		3,489,158
Auto Parts & Equipment — 0.2%
Aptiv PLC†	6,700	544,911
BorgWarner, Inc.	5,567	188,721
		733,632
Banks — 8.5%
Bank of America Corp.	163,070	5,546,011
Bank of New York Mellon Corp.	18,216	1,010,259
Citigroup, Inc.	45,330	2,546,186
Citizens Financial Group, Inc.	11,043	361,106
Comerica, Inc.	3,123	164,207
Fifth Third Bancorp	16,130	552,291
Goldman Sachs Group, Inc.	7,724	2,966,093
Huntington Bancshares, Inc.	34,298	436,614
JPMorgan Chase & Co.	68,474	11,939,127
KeyCorp	22,175	322,203
M&T Bank Corp.	3,931	542,871
Morgan Stanley	29,933	2,611,355
Northern Trust Corp.	4,904	390,555
PNC Financial Services Group, Inc.	9,435	1,426,666
Regions Financial Corp.	22,029	411,282
Security Description	Shares or Principal Amount	Value

Banks (continued)
State Street Corp.	7,309	$ 539,916
Truist Financial Corp.	31,588	1,170,651
US Bancorp	36,878	1,531,912
Wells Fargo & Co.	86,016	4,316,283
Zions Bancorp NA	3,509	147,027
		38,932,615
Beverages — 2.1%
Brown-Forman Corp., Class B	4,334	237,937
Coca-Cola Co.	56,218	3,344,409
Constellation Brands, Inc., Class A	3,828	938,166
Keurig Dr Pepper, Inc.	23,846	749,718
Molson Coors Beverage Co., Class B	4,386	271,011
Monster Beverage Corp.†	6,999	385,085
PepsiCo, Inc.	20,841	3,512,334
		9,438,660
Biotechnology — 2.5%
Amgen, Inc.	12,676	3,983,560
Biogen, Inc.†	3,432	846,537
Bio-Rad Laboratories, Inc., Class A†	496	159,161
Corteva, Inc.	16,692	759,152
Gilead Sciences, Inc.	29,513	2,309,687
Illumina, Inc.†	3,761	537,860
Incyte Corp.†	4,406	258,941
Moderna, Inc.†	7,857	793,950
Regeneron Pharmaceuticals, Inc.†	1,015	956,922
Vertex Pharmaceuticals, Inc.†	2,197	952,136
		11,557,906
Building Materials — 0.6%
Carrier Global Corp.	10,334	565,373
Johnson Controls International PLC	16,113	848,994
Martin Marietta Materials, Inc.	498	253,193
Masco Corp.	2,446	164,592
Mohawk Industries, Inc.†	1,252	130,521
Trane Technologies PLC	1,677	422,688
Vulcan Materials Co.	1,133	256,069
		2,641,430
Chemicals — 2.1%
Air Products and Chemicals, Inc.	5,262	1,345,546
Albemarle Corp.	2,780	318,977
CF Industries Holdings, Inc.	2,082	157,212
Dow, Inc.	16,613	890,457
DuPont de Nemours, Inc.	10,186	629,495
Eastman Chemical Co.	2,808	234,608
Ecolab, Inc.	2,945	583,758
FMC Corp.	2,955	166,071
International Flavors & Fragrances, Inc.	6,046	487,791
Linde PLC	5,513	2,231,828
LyondellBasell Industries NV, Class A	6,069	571,214
Mosaic Co.	7,741	237,726
PPG Industries, Inc.	5,585	787,709
Sherwin-Williams Co.	2,789	848,916
		9,491,308
Commercial Services — 2.0%
Automatic Data Processing, Inc.	5,942	1,460,425
Cintas Corp.	923	558,018
CoStar Group, Inc.†	5,513	460,225
Equifax, Inc.	1,780	434,925
Global Payments, Inc.	6,167	821,630
MarketAxess Holdings, Inc.	898	202,508

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Moody's Corp.	1,976	$ 774,671
PayPal Holdings, Inc.†	25,536	1,566,634
Quanta Services, Inc.	1,067	207,051
Robert Half, Inc.	2,508	199,486
Rollins, Inc.	3,790	164,145
S&P Global, Inc.	4,297	1,926,560
Verisk Analytics, Inc.	1,546	373,405
		9,149,683
Computers — 2.2%
Accenture PLC, Class A	6,838	2,488,211
Cognizant Technology Solutions Corp., Class A	11,876	915,877
EPAM Systems, Inc.†	820	228,050
Hewlett Packard Enterprise Co.	30,385	464,587
HP, Inc.	20,598	591,368
International Business Machines Corp.	21,627	3,972,015
Leidos Holdings, Inc.	3,257	359,801
NetApp, Inc.	3,115	271,628
Seagate Technology Holdings PLC	2,719	232,964
Western Digital Corp.†	7,680	439,680
		9,964,181
Cosmetics/Personal Care — 1.7%
Colgate-Palmolive Co.	11,896	1,001,643
Estee Lauder Cos., Inc., Class A	5,502	726,209
Kenvue, Inc.	40,821	847,444
Procter & Gamble Co.	34,052	5,350,931
		7,926,227
Distribution/Wholesale — 0.3%
Fastenal Co.	6,767	461,712
LKQ Corp.	6,338	295,794
Pool Corp.	394	146,273
WW Grainger, Inc.	262	234,658
		1,138,437
Diversified Financial Services — 4.1%
American Express Co.	4,091	821,227
Ameriprise Financial, Inc.	1,127	435,957
BlackRock, Inc.	3,312	2,564,515
Capital One Financial Corp.	9,020	1,220,586
Cboe Global Markets, Inc.	900	165,465
Charles Schwab Corp.	35,248	2,217,804
CME Group, Inc.	5,457	1,123,269
Discover Financial Services	2,724	287,436
Franklin Resources, Inc.	6,677	177,809
Intercontinental Exchange, Inc.	13,556	1,726,086
Invesco, Ltd.	10,648	168,558
Mastercard, Inc., Class A	5,492	2,467,171
Nasdaq, Inc.	8,063	465,800
Raymond James Financial, Inc.	4,451	490,411
Synchrony Financial	9,801	380,965
T. Rowe Price Group, Inc.	5,293	574,026
Visa, Inc., Class A	12,836	3,507,565
		18,794,650
Electric — 4.3%
AES Corp.	15,860	264,545
Alliant Energy Corp.	6,044	294,101
Ameren Corp.	6,228	433,282
American Electric Power Co., Inc.	12,455	973,234
CenterPoint Energy, Inc.	14,951	417,731
CMS Energy Corp.	6,910	394,976
Security Description	Shares or Principal Amount	Value

Electric (continued)
Consolidated Edison, Inc.	8,177	$ 743,289
Constellation Energy Corp.	4,161	507,642
Dominion Energy, Inc.	19,820	906,170
DTE Energy Co.	4,883	514,766
Duke Energy Corp.	18,254	1,749,281
Edison International	9,078	612,583
Entergy Corp.	5,009	499,698
Evergy, Inc.	5,441	276,240
Eversource Energy	8,274	448,616
Exelon Corp.	23,577	820,715
FirstEnergy Corp.	12,232	448,670
NextEra Energy, Inc.	48,595	2,849,125
NRG Energy, Inc.	5,347	283,605
PG&E Corp.	50,532	852,475
Pinnacle West Capital Corp.	2,686	185,065
PPL Corp.	17,459	457,426
Public Service Enterprise Group, Inc.	11,803	684,456
Sempra	14,906	1,066,673
Southern Co.	25,831	1,795,771
WEC Energy Group, Inc.	7,471	603,358
Xcel Energy, Inc.	13,070	782,501
		19,865,994
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	2,843	460,708
Eaton Corp. PLC	3,594	884,412
Emerson Electric Co.	13,503	1,238,630
Generac Holdings, Inc.†	567	64,451
		2,648,201
Electronics — 1.4%
Allegion PLC	1,289	159,694
Amphenol Corp., Class A	6,235	630,359
Garmin, Ltd.	1,668	199,309
Honeywell International, Inc.	15,614	3,158,088
Hubbell, Inc.	686	230,201
Jabil, Inc.	1,394	174,654
Keysight Technologies, Inc.†	4,206	644,612
Mettler-Toledo International, Inc.†	318	380,706
TE Connectivity, Ltd.	4,490	638,433
Trimble, Inc.†	5,892	299,667
		6,515,723
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,038	212,217
First Solar, Inc.†	2,531	370,285
		582,502
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	2,982	401,884
Entertainment — 0.0%
Caesars Entertainment, Inc.†	2,146	94,145
Environmental Control — 0.4%
Pentair PLC	1,175	85,975
Republic Services, Inc.	2,083	356,443
Veralto Corp.	5,192	398,174
Waste Management, Inc.	4,601	854,084
		1,694,676
Food — 1.6%
Campbell Soup Co.	4,652	207,619
Conagra Brands, Inc.	11,321	330,007
General Mills, Inc.	13,768	893,681

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Hershey Co.	2,201	$ 425,982
Hormel Foods Corp.	6,860	208,338
J.M. Smucker Co.	2,514	330,717
Kellanova	6,247	342,086
Kraft Heinz Co.	18,883	701,126
Kroger Co.	15,674	723,198
Lamb Weston Holdings, Inc.	1,167	119,547
McCormick & Co., Inc.	5,952	405,688
Mondelez International, Inc., Class A	18,689	1,406,721
Sysco Corp.	11,942	966,466
Tyson Foods, Inc., Class A	6,756	369,959
		7,431,135
Forest Products & Paper — 0.1%
International Paper Co.	8,195	293,627
Gas — 0.1%
Atmos Energy Corp.	3,517	400,727
NiSource, Inc.	9,788	254,194
		654,921
Hand/Machine Tools — 0.1%
Snap-on, Inc.	688	199,472
Stanley Black & Decker, Inc.	3,631	338,772
		538,244
Healthcare-Products — 5.3%
Abbott Laboratories	41,102	4,650,691
Agilent Technologies, Inc.	6,930	901,593
Align Technology, Inc.†	759	202,896
Baxter International, Inc.	12,016	464,899
Bio-Techne Corp.	3,746	263,419
Boston Scientific Corp.†	15,606	987,236
Cooper Cos., Inc.	680	253,660
Danaher Corp.	15,576	3,736,838
DENTSPLY SIRONA, Inc.	5,018	174,376
Edwards Lifesciences Corp.†	9,050	710,153
GE HealthCare Technologies, Inc.	9,273	680,267
Hologic, Inc.†	5,801	431,826
IDEXX Laboratories, Inc.†	866	446,059
Insulet Corp.†	1,025	195,642
Intuitive Surgical, Inc.†	2,835	1,072,254
Medtronic PLC	31,514	2,758,736
ResMed, Inc.	3,484	662,657
Revvity, Inc.	2,923	313,287
STERIS PLC	1,030	225,518
Stryker Corp.	2,883	967,189
Teleflex, Inc.	1,113	270,270
Thermo Fisher Scientific, Inc.	5,674	3,058,173
Waters Corp.†	882	280,220
Zimmer Biomet Holdings, Inc.	4,950	621,720
		24,329,579
Healthcare-Services — 3.2%
Catalent, Inc.†	4,270	220,503
Centene Corp.†	12,653	952,897
Charles River Laboratories International, Inc.†	1,215	262,780
DaVita, Inc.†	574	62,084
Elevance Health, Inc.	5,565	2,745,994
HCA Healthcare, Inc.	2,439	743,651
Humana, Inc.	2,916	1,102,423
IQVIA Holdings, Inc.†	2,689	559,931
Laboratory Corp. of America Holdings	2,011	447,045
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Molina Healthcare, Inc.†	566	$ 201,745
Quest Diagnostics, Inc.	2,663	342,009
UnitedHealth Group, Inc.	13,582	6,950,453
Universal Health Services, Inc., Class B	1,445	229,480
		14,820,995
Home Builders — 0.1%
Lennar Corp., Class A	2,607	390,659
Home Furnishings — 0.0%
Whirlpool Corp.	1,299	142,266
Household Products/Wares — 0.5%
Avery Dennison Corp.	1,907	380,351
Church & Dwight Co., Inc.	3,151	314,628
Clorox Co.	2,937	426,599
Kimberly-Clark Corp.	8,004	968,244
		2,089,822
Insurance — 7.1%
Aflac, Inc.	12,595	1,062,262
Allstate Corp.	6,198	962,239
American International Group, Inc.(1)	16,628	1,155,812
Aon PLC, Class A	2,324	693,551
Arthur J. Gallagher & Co.	2,506	581,793
Assurant, Inc.	1,246	209,266
Berkshire Hathaway, Inc., Class B†	43,094	16,536,892
Brown & Brown, Inc.	1,231	95,476
Chubb, Ltd.	9,663	2,367,435
Cincinnati Financial Corp.	3,716	411,733
Everest Group, Ltd.	1,028	395,749
Globe Life, Inc.	2,029	249,202
Hartford Financial Services Group, Inc.	7,124	619,503
Loews Corp.	4,336	315,921
Marsh & McLennan Cos., Inc.	5,606	1,086,667
MetLife, Inc.	14,726	1,020,806
Principal Financial Group, Inc.	5,195	410,925
Progressive Corp.	6,928	1,234,916
Prudential Financial, Inc.	8,550	897,151
Travelers Cos., Inc.	5,410	1,143,458
W.R. Berkley Corp.	4,825	395,071
Willis Towers Watson PLC	2,446	602,450
		32,448,278
Internet — 0.6%
Airbnb, Inc., Class A†	5,148	742,033
CDW Corp.	1,840	417,165
eBay, Inc.	12,293	504,873
Etsy, Inc.†	1,588	105,697
F5, Inc.†	1,414	259,752
Gen Digital, Inc.	13,354	313,552
Match Group, Inc.†	6,438	247,090
VeriSign, Inc.†	1,094	217,575
		2,807,737
Iron/Steel — 0.1%
Nucor Corp.	2,154	402,647
Steel Dynamics, Inc.	1,333	160,880
		563,527
Leisure Time — 0.0%
Carnival Corp.†	6,920	114,734

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging — 0.1%
Las Vegas Sands Corp.	3,410	$ 166,817
MGM Resorts International†	2,071	89,819
		256,636
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	5,075	1,524,073
Machinery-Diversified — 1.0%
Deere & Co.	2,728	1,073,686
Dover Corp.	3,313	496,221
IDEX Corp.	1,791	378,797
Ingersoll Rand, Inc.	2,205	176,091
Nordson Corp.	1,283	322,957
Otis Worldwide Corp.	5,913	522,946
Rockwell Automation, Inc.	1,412	357,631
Westinghouse Air Brake Technologies Corp.	4,243	558,252
Xylem, Inc.	5,710	642,032
		4,528,613
Media — 2.3%
Charter Communications, Inc., Class A†	1,286	476,733
Comcast Corp., Class A	95,111	4,426,466
FactSet Research Systems, Inc.	477	227,014
Fox Corp., Class A	5,856	189,149
Fox Corp., Class B	3,125	93,781
News Corp., Class A	9,014	222,105
News Corp., Class B	2,719	69,525
Paramount Global, Class B	11,427	166,720
Walt Disney Co.	43,338	4,162,615
Warner Bros. Discovery, Inc.†	52,559	526,641
		10,560,749
Mining — 0.4%
Freeport-McMoRan, Inc.	16,982	674,016
Newmont Corp.	27,297	942,019
		1,616,035
Miscellaneous Manufacturing — 1.2%
3M Co.	13,082	1,234,287
A.O. Smith Corp.	1,076	83,508
General Electric Co.	14,694	1,945,779
Illinois Tool Works, Inc.	3,502	913,672
Parker-Hannifin Corp.	669	310,751
Teledyne Technologies, Inc.†	1,118	467,849
Textron, Inc.	4,642	393,224
		5,349,070
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,216	291,293
Oil & Gas — 5.1%
Chevron Corp.	41,582	6,130,434
ConocoPhillips	8,718	975,283
Coterra Energy, Inc.	6,057	150,698
Devon Energy Corp.	15,175	637,653
EOG Resources, Inc.	4,696	534,358
EQT Corp.	9,742	344,867
Exxon Mobil Corp.	94,875	9,754,099
Marathon Oil Corp.	6,515	148,868
Marathon Petroleum Corp.	4,047	670,183
Occidental Petroleum Corp.	15,639	900,337
Phillips 66	10,420	1,503,710
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Pioneer Natural Resources Co.	2,763	$ 635,020
Valero Energy Corp.	8,064	1,120,090
		23,505,600
Oil & Gas Services — 0.7%
Baker Hughes Co.	23,833	679,241
Halliburton Co.	21,199	755,744
Schlumberger NV	33,833	1,647,667
		3,082,652
Packaging & Containers — 0.3%
Amcor PLC	34,233	322,817
Ball Corp.	7,468	414,101
Packaging Corp. of America	2,123	352,163
Westrock Co.	6,073	244,499
		1,333,580
Pharmaceuticals — 7.6%
AbbVie, Inc.	26,345	4,331,118
Becton Dickinson & Co.	6,871	1,640,864
Bristol-Myers Squibb Co.	48,193	2,355,192
Cardinal Health, Inc.	5,838	637,451
Cencora, Inc.	3,949	918,853
Cigna Group	6,931	2,085,885
CVS Health Corp.	30,421	2,262,410
Dexcom, Inc.†	3,569	433,098
Henry Schein, Inc.†	3,093	231,480
Johnson & Johnson	57,017	9,060,001
McKesson Corp.	3,152	1,575,653
Merck & Co., Inc.	36,011	4,349,409
Pfizer, Inc.	133,736	3,621,571
Viatris, Inc.	28,414	334,433
Zoetis, Inc.	4,893	918,954
		34,756,372
Pipelines — 0.4%
Kinder Morgan, Inc.	45,803	774,987
ONEOK, Inc.	5,243	357,835
Williams Cos., Inc.	17,576	609,184
		1,742,006
Private Equity — 0.1%
Blackstone, Inc.	4,712	586,408
Real Estate — 0.1%
CBRE Group, Inc., Class A†	7,219	623,072
REITS — 3.9%
Alexandria Real Estate Equities, Inc.	3,704	447,814
American Tower Corp.	6,514	1,274,464
AvalonBay Communities, Inc.	3,364	602,190
Boston Properties, Inc.	3,420	227,430
Camden Property Trust	2,529	237,321
Crown Castle, Inc.	10,279	1,112,702
Digital Realty Trust, Inc.	4,232	594,427
Equinix, Inc.	1,179	978,299
Equity Residential	8,184	492,595
Essex Property Trust, Inc.	1,520	354,570
Extra Space Storage, Inc.	5,004	722,778
Federal Realty Investment Trust	1,740	177,010
Healthpeak Properties, Inc.	12,957	239,705
Host Hotels & Resorts, Inc.	6,683	128,447
Invitation Homes, Inc.	13,625	448,671
Iron Mountain, Inc.	3,389	228,825
Kimco Realty Corp.	15,751	318,170

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Mid-America Apartment Communities, Inc.	2,764	$ 349,314
Prologis, Inc.	21,884	2,772,484
Public Storage	2,174	615,655
Realty Income Corp.	19,697	1,071,320
Regency Centers Corp.	3,891	243,849
SBA Communications Corp.	1,533	343,177
Simon Property Group, Inc.	4,868	674,754
UDR, Inc.	7,167	258,155
Ventas, Inc.	9,530	442,097
VICI Properties, Inc.	24,503	738,030
Welltower, Inc.	13,109	1,134,060
Weyerhaeuser Co.	17,290	566,593
		17,794,906
Retail — 6.4%
AutoZone, Inc.†	129	356,315
Bath & Body Works, Inc.	5,386	229,767
Best Buy Co., Inc.	4,588	332,584
CarMax, Inc.†	3,758	267,494
Costco Wholesale Corp.	6,082	4,226,260
Darden Restaurants, Inc.	1,368	222,409
Dollar General Corp.	5,198	686,500
Dollar Tree, Inc.†	4,950	646,569
Domino's Pizza, Inc.	496	211,405
Genuine Parts Co.	3,321	465,704
Home Depot, Inc.	14,923	5,267,222
Lowe's Cos., Inc.	13,669	2,909,310
McDonald's Corp.	9,621	2,816,259
O'Reilly Automotive, Inc.†	378	386,713
Starbucks Corp.	11,096	1,032,261
Target Corp.	10,933	1,520,562
TJX Cos., Inc.	9,484	900,126
Tractor Supply Co.	1,485	333,531
Ulta Beauty, Inc.†	396	198,812
Walgreens Boots Alliance, Inc.	16,983	383,306
Walmart, Inc.	33,787	5,583,302
Yum! Brands, Inc.	3,585	464,222
		29,440,633
Semiconductors — 3.0%
Analog Devices, Inc.	4,839	930,830
Intel Corp.	99,856	4,301,796
Microchip Technology, Inc.	5,254	447,536
Micron Technology, Inc.	26,007	2,230,100
NXP Semiconductors NV	1,526	321,330
ON Semiconductor Corp.†	5,713	406,366
Qorvo, Inc.†	2,306	230,000
QUALCOMM, Inc.	12,654	1,879,246
Skyworks Solutions, Inc.	3,775	394,337
Teradyne, Inc.	3,621	349,752
Texas Instruments, Inc.	13,552	2,169,946
		13,661,239
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	941	243,644
Software — 1.4%
Akamai Technologies, Inc.†	1,893	233,274
ANSYS, Inc.†	884	289,802
Autodesk, Inc.†	2,430	616,758
Broadridge Financial Solutions, Inc.	1,198	244,632
Dayforce, Inc.†	1,662	115,542
Electronic Arts, Inc.	3,246	446,585
Security Description	Shares or Principal Amount	Value

Software (continued)
Fidelity National Information Services, Inc.	14,033	$ 873,694
Fiserv, Inc.†	6,823	967,979
Jack Henry & Associates, Inc.	1,725	286,057
MSCI, Inc.	806	482,488
Paychex, Inc.	4,569	556,184
Paycom Software, Inc.	662	125,939
PTC, Inc.†	1,126	203,412
Roper Technologies, Inc.	1,442	774,354
Take-Two Interactive Software, Inc.†	1,873	308,914
		6,525,614
Telecommunications — 3.4%
AT&T, Inc.	169,349	2,995,784
Cisco Systems, Inc.	95,937	4,814,119
Corning, Inc.	18,187	590,895
Juniper Networks, Inc.	7,552	279,122
Motorola Solutions, Inc.	1,651	527,494
T-Mobile US, Inc.	12,052	1,943,144
Verizon Communications, Inc.	99,574	4,216,959
		15,367,517
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	3,089	151,207
Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	2,763	232,341
CSX Corp.	23,402	835,451
Expeditors International of Washington, Inc.	2,169	274,010
FedEx Corp.	5,479	1,322,028
JB Hunt Transport Services, Inc.	1,930	387,891
Norfolk Southern Corp.	5,356	1,259,946
Union Pacific Corp.	7,941	1,937,048
United Parcel Service, Inc., Class B	17,130	2,430,747
		8,679,462
Water — 0.1%
American Water Works Co., Inc.	4,612	571,980
Total Common Stocks (cost $418,213,175)		443,713,453
UNAFFILIATED INVESTMENT COMPANIES — 2.8%
iShares S&P 500 Value ETF (cost $12,149,850)	74,300	12,947,518
Total Long-Term Investment Securities (cost $430,363,025)		456,660,971
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
5.22%, 03/21/2024(2) (cost $49,645)	$ 50,000	49,642
TOTAL INVESTMENTS (cost $430,412,670)(3)	99.9%	456,710,613
Other assets less liabilities	0.1	520,083
NET ASSETS	100.0%	$457,230,696
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	S&P 500 E-Mini Index	March 2024	$704,712	$730,575	$25,863
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$443,713,453	$ —	$—	$443,713,453
Unaffiliated Investment Companies	12,947,518	—	—	12,947,518
Short-Term Investments	—	49,642	—	49,642
Total Investments at Value	$456,660,971	$49,642	$—	$456,710,613
Other Financial Instruments:†
Futures Contracts	$ 25,863	$ —	$—	$ 25,863
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Internet	22.7%
Software	18.9
Semiconductors	12.6
Computers	10.7
Pharmaceuticals	5.4
Retail	3.9
Commercial Services	3.4
Diversified Financial Services	3.1
Biotechnology	2.0
Healthcare-Services	1.9
Machinery-Diversified	1.3
Auto Manufacturers	1.2
Apparel	1.2
Household Products/Wares	1.1
Oil & Gas	1.1
Electric	1.1
Insurance	1.1
Transportation	1.0
Healthcare-Products	0.9
Chemicals	0.9
Building Materials	0.8
Beverages	0.8
Banks	0.5
Agriculture	0.5
Lodging	0.4
Short-Term Investments	0.4
Metal Fabricate/Hardware	0.4
Leisure Time	0.2
Airlines	0.2
Cosmetics/Personal Care	0.2
REITS	0.1
Electronics	0.1
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Agriculture — 0.5%
Archer-Daniels-Midland Co.	55,434	$ 3,081,022
Airlines — 0.2%
American Airlines Group, Inc.†	86,849	1,235,861
Apparel — 1.2%
Deckers Outdoor Corp.†	870	655,745
PVH Corp.	5,174	622,225
Skechers USA, Inc., Class A†	100,204	6,256,738
		7,534,708
Auto Manufacturers — 1.2%
Tesla, Inc.†	43,188	8,088,681
Banks — 0.5%
Bank of New York Mellon Corp.	63,584	3,526,369
Beverages — 0.8%
PepsiCo, Inc.	29,969	5,050,676
Biotechnology — 2.0%
Exelixis, Inc.†	78,052	1,698,412
Incyte Corp.†	25,512	1,499,340
Vertex Pharmaceuticals, Inc.†	22,858	9,906,200
		13,103,952
Building Materials — 0.8%
AZEK Co., Inc.†	83,089	3,203,912
Masco Corp.	33,861	2,278,507
		5,482,419
Chemicals — 0.9%
Chemours Co.	117,069	3,531,971
RPM International, Inc.	22,733	2,424,702
		5,956,673
Commercial Services — 3.4%
Gartner, Inc.†	16,467	7,532,665
Grand Canyon Education, Inc.†	6,333	827,026
Insperity, Inc.	22,054	2,529,373
Verisk Analytics, Inc.	29,634	7,157,500
WEX, Inc.†	20,062	4,100,472
		22,147,036
Computers — 10.7%
Apple, Inc.	376,461	69,419,408
Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co.	11,438	963,080
Diversified Financial Services — 3.1%
Ameriprise Financial, Inc.	20,466	7,916,863
Mastercard, Inc., Class A	7,456	3,349,459
TPG, Inc.	82,376	3,429,313
Visa, Inc., Class A	19,078	5,213,254
		19,908,889
Electric — 1.1%
Vistra Corp.	170,773	7,006,816
Electronics — 0.1%
Amphenol Corp., Class A	6,517	658,869
Healthcare-Products — 0.9%
Align Technology, Inc.†	22,894	6,120,024
Healthcare-Services — 1.9%
ICON PLC†	2,519	657,132
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
IQVIA Holdings, Inc.†	33,015	$ 6,874,713
UnitedHealth Group, Inc.	8,772	4,488,983
		12,020,828
Household Products/Wares — 1.1%
Kimberly-Clark Corp.	60,473	7,315,419
Insurance — 1.1%
Equitable Holdings, Inc.	212,029	6,931,228
Internet — 22.7%
Alphabet, Inc., Class A†	145,796	20,426,020
Alphabet, Inc., Class C†	162,868	23,094,682
Amazon.com, Inc.†	280,829	43,584,661
Booking Holdings, Inc.†	3,238	11,357,188
Expedia Group, Inc.†	14,981	2,222,132
Meta Platforms, Inc., Class A†	75,881	29,604,213
Palo Alto Networks, Inc.†	27,085	9,168,543
Spotify Technology SA†	36,196	7,794,809
		147,252,248
Leisure Time — 0.2%
Polaris, Inc.	17,350	1,560,806
Lodging — 0.4%
Las Vegas Sands Corp.	56,462	2,762,121
Machinery-Diversified — 1.3%
AGCO Corp.	19,941	2,439,382
Ingersoll Rand, Inc.	75,273	6,011,302
		8,450,684
Metal Fabricate/Hardware — 0.4%
Timken Co.	28,378	2,324,442
Oil & Gas — 1.1%
Phillips 66	50,154	7,237,724
Pharmaceuticals — 5.4%
AbbVie, Inc.	33,864	5,567,241
Cardinal Health, Inc.	26,456	2,888,731
Cigna Group	24,014	7,227,013
Eli Lilly & Co.	16,613	10,725,519
McKesson Corp.	16,892	8,444,142
		34,852,646
REITS — 0.1%
Ryman Hospitality Properties, Inc.	6,183	679,512
Retail — 3.9%
Costco Wholesale Corp.	783	544,091
Home Depot, Inc.	8,601	3,035,809
O'Reilly Automotive, Inc.†	7,623	7,798,710
Ross Stores, Inc.	42,500	5,961,900
Target Corp.	58,849	8,184,719
		25,525,229
Semiconductors — 12.6%
Applied Materials, Inc.	77,443	12,723,885
Broadcom, Inc.	4,014	4,736,520
Lam Research Corp.	15,404	12,710,918
NVIDIA Corp.	74,429	45,793,931
NXP Semiconductors NV	26,614	5,604,110
		81,569,364
Software — 18.9%
Adobe, Inc.†	25,308	15,634,776
Autodesk, Inc.†	32,425	8,229,789

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Datadog, Inc., Class A†	25,218	$ 3,138,128
Dropbox, Inc., Class A†	195,932	6,207,126
Fiserv, Inc.†	12,852	1,823,313
Microsoft Corp.	181,901	72,320,200
Salesforce, Inc.†	2,192	616,149
ServiceNow, Inc.†	12,047	9,220,774
Veeva Systems, Inc., Class A†	27,059	5,612,307
		122,802,562
Transportation — 1.0%
CSX Corp.	176,539	6,302,442
Total Long-Term Investment Securities (cost $427,767,225)		646,871,738
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government Agency — 0.4%
Federal Home Loan Bank
5.18%, 02/01/2024 (cost $2,746,000)	$2,746,000	$ 2,745,603
TOTAL INVESTMENTS (cost $430,513,225)(1)	100.1%	649,617,341
Other assets less liabilities	(0.1)	(614,326)
NET ASSETS	100.0%	$649,003,015
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$646,871,738	$ —	$—	$646,871,738
Short-Term Investments	—	2,745,603	—	2,745,603
Total Investments at Value	$646,871,738	$2,745,603	$—	$649,617,341
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Software	15.1%
Semiconductors	8.8
Internet	8.5
Pharmaceuticals	7.5
Banks	5.9
Diversified Financial Services	5.8
Computers	5.2
Retail	4.6
Oil & Gas	3.9
Electronics	3.6
Insurance	3.1
Healthcare-Products	2.9
REITS	2.3
Electrical Components & Equipment	2.2
Cosmetics/Personal Care	2.2
Biotechnology	2.0
Chemicals	2.0
Media	1.9
Building Materials	1.8
Aerospace/Defense	1.7
Beverages	1.6
Healthcare-Services	1.2
Electric	1.0
Apparel	1.0
Food	0.9
Packaging & Containers	0.7
Environmental Control	0.7
Short-Term Investments	0.7
Transportation	0.6
Household Products/Wares	0.4
Commercial Services	0.3
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 1.7%
Howmet Aerospace, Inc.	271,536	$ 15,276,615
Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	10,848	9,022,289
Banks — 5.9%
Bank of America Corp.	357,771	12,167,792
Goldman Sachs Group, Inc.	37,205	14,287,092
JPMorgan Chase & Co.	146,958	25,623,597
		52,078,481
Beverages — 1.6%
Diageo PLC	200,989	7,228,932
Pernod Ricard SA	44,082	7,255,125
		14,484,057
Biotechnology — 2.0%
Vertex Pharmaceuticals, Inc.†	40,417	17,515,920
Building Materials — 1.8%
Johnson Controls International PLC	162,588	8,566,762
Summit Materials, Inc., Class A†	197,709	7,153,111
		15,719,873
Chemicals — 2.0%
DuPont de Nemours, Inc.	125,766	7,772,339
Linde PLC	23,840	9,651,147
		17,423,486
Commercial Services — 0.3%
Dun & Bradstreet Holdings, Inc.	263,729	3,056,619
Computers — 5.2%
Apple, Inc.	185,879	34,276,088
Check Point Software Technologies, Ltd.†	75,372	11,978,872
		46,254,960
Cosmetics/Personal Care — 2.2%
Colgate-Palmolive Co.	130,153	10,958,883
Kenvue, Inc.	411,241	8,537,363
		19,496,246
Diversified Financial Services — 5.8%
Charles Schwab Corp.	78,950	4,967,534
Mastercard, Inc., Class A	40,729	18,296,689
Nasdaq, Inc.	119,008	6,875,092
Visa, Inc., Class A	79,160	21,631,261
		51,770,576
Electric — 1.0%
Xcel Energy, Inc.	152,063	9,104,012
Electrical Components & Equipment — 2.2%
AMETEK, Inc.	54,286	8,797,046
Eaton Corp. PLC	44,710	11,002,237
		19,799,283
Electronics — 3.6%
Fortive Corp.	36,081	2,820,813
Honeywell International, Inc.	78,131	15,802,776
TE Connectivity, Ltd.	92,197	13,109,491
		31,733,080
Environmental Control — 0.7%
Waste Management, Inc.	33,924	6,297,312
Security Description	Shares or Principal Amount	Value

Food — 0.9%
Mondelez International, Inc., Class A	109,313	$ 8,227,990
Healthcare-Products — 2.9%
Agilent Technologies, Inc.	82,173	10,690,707
Medtronic PLC	168,615	14,760,557
		25,451,264
Healthcare-Services — 1.2%
ICON PLC†	41,506	10,827,670
Household Products/Wares — 0.4%
Kimberly-Clark Corp.	30,178	3,650,633
Insurance — 3.1%
Aon PLC, Class A	23,592	7,040,561
Chubb, Ltd.	52,141	12,774,545
Willis Towers Watson PLC	32,918	8,107,703
		27,922,809
Internet — 8.5%
Alphabet, Inc., Class A†	335,338	46,980,853
Alphabet, Inc., Class C†	34,891	4,947,544
Amazon.com, Inc.†	154,889	24,038,773
		75,967,170
Media — 1.9%
Cable One, Inc.	7,646	4,197,119
Comcast Corp., Class A	271,411	12,631,468
		16,828,587
Oil & Gas — 3.9%
ConocoPhillips	204,842	22,915,675
Exxon Mobil Corp.	119,125	12,247,241
		35,162,916
Packaging & Containers — 0.7%
Crown Holdings, Inc.	74,968	6,634,668
Pharmaceuticals — 7.5%
Becton Dickinson & Co.	48,578	11,600,912
Cigna Group	47,045	14,158,193
Eli Lilly & Co.	23,601	15,237,041
Merck & Co., Inc.	85,260	10,297,703
Pfizer, Inc.	269,927	7,309,623
Zoetis, Inc.	43,665	8,200,724
		66,804,196
REITS — 2.3%
American Tower Corp.	64,959	12,709,228
Equinix, Inc.	3,555	2,949,832
Rayonier, Inc.	146,585	4,441,526
		20,100,586
Retail — 4.6%
Costco Wholesale Corp.	19,528	13,569,616
Home Depot, Inc.	39,978	14,110,635
Target Corp.	67,073	9,328,513
Tractor Supply Co.	16,153	3,627,964
		40,636,728
Semiconductors — 8.8%
Analog Devices, Inc.	77,085	14,828,070
Applied Materials, Inc.	73,813	12,127,476
ASML Holding NV	12,350	10,584,538

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
NVIDIA Corp.	50,156	$ 30,859,482
Texas Instruments, Inc.	59,474	9,522,977
		77,922,543
Software — 15.1%
Adobe, Inc.†	15,638	9,660,844
Electronic Arts, Inc.	77,751	10,696,982
Fiserv, Inc.†	95,679	13,573,980
Microsoft Corp.	210,589	83,725,975
Salesforce, Inc.†	59,762	16,798,500
		134,456,281
Transportation — 0.6%
Canadian Pacific Kansas City, Ltd.	64,649	5,202,305
Total Long-Term Investment Securities (cost $589,997,799)		884,829,155
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
U.S. Government Agency — 0.7%
Federal Home Loan Bank
5.18%, 02/01/2024 (cost $6,088,000)	$6,088,000	$ 6,087,121
TOTAL INVESTMENTS (cost $596,085,799)(1)	100.1%	890,916,276
Other assets less liabilities	(0.1)	(760,040)
NET ASSETS	100.0%	$890,156,236
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$ —	$ 9,022,289	$—	$ 9,022,289
Beverages	—	14,484,057	—	14,484,057
Semiconductors	67,338,005	10,584,538	—	77,922,543
Other Industries	783,400,266	—	—	783,400,266
Short-Term Investments	—	6,087,121	—	6,087,121
Total Investments at Value	$850,738,271	$40,178,005	$—	$890,916,276
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	20.7%
Banks	11.4
Pharmaceuticals	6.1
Collateralized Mortgage Obligations	4.3
Oil & Gas	4.2
Insurance	4.1
Electric	3.9
Diversified Financial Services	3.8
Software	3.6
Semiconductors	3.3
Building Materials	2.8
Media	2.5
Agriculture	1.8
Chemicals	1.8
Electrical Components & Equipment	1.6
Computers	1.5
Healthcare-Products	1.4
Internet	1.4
Other Asset Backed Securities	1.4
Telecommunications	1.3
Auto Parts & Equipment	1.3
Aerospace/Defense	1.2
Commercial Services	1.2
Beverages	1.1
Transportation	1.1
Hand/Machine Tools	1.1
Healthcare-Services	1.0
Short-Term Investments	1.0
REITS	0.8
Machinery-Diversified	0.7
Electronics	0.7
Advertising	0.7
Cosmetics/Personal Care	0.6
Distribution/Wholesale	0.6
Retail	0.6
Mining	0.6
Household Products/Wares	0.5
Pipelines	0.5
Auto Loan Receivables	0.4
Municipal Securities	0.4
Environmental Control	0.3
Entertainment	0.2
Food	0.2
Lodging	0.2
Auto Manufacturers	0.1
Gas	0.1
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.2%
Advertising — 0.7%
Omnicom Group, Inc.	37,571	$ 3,395,667
Aerospace/Defense — 1.2%
General Dynamics Corp.	7,708	2,042,543
Howmet Aerospace, Inc.	21,990	1,237,157
L3Harris Technologies, Inc.	13,711	2,857,647
		6,137,347
Agriculture — 1.4%
Altria Group, Inc.	33,012	1,324,441
Archer-Daniels-Midland Co.	18,682	1,038,346
Philip Morris International, Inc.	49,061	4,457,192
		6,819,979
Auto Parts & Equipment — 1.2%
Aptiv PLC†	41,729	3,393,819
Lear Corp.	17,204	2,286,412
		5,680,231
Banks — 8.8%
Bank of America Corp.	207,090	7,043,131
Goldman Sachs Group, Inc.	30,309	11,638,959
JPMorgan Chase & Co.	60,485	10,546,165
Morgan Stanley	41,727	3,640,264
Northern Trust Corp.	55,203	4,396,367
PNC Financial Services Group, Inc.	14,683	2,220,216
Truist Financial Corp.	97,773	3,623,467
		43,108,569
Beverages — 0.8%
Constellation Brands, Inc., Class A	9,358	2,293,459
Diageo PLC	49,736	1,788,845
		4,082,304
Building Materials — 2.6%
Johnson Controls International PLC	116,282	6,126,898
Masco Corp.	86,382	5,812,645
Summit Materials, Inc., Class A†	25,404	919,117
		12,858,660
Chemicals — 1.7%
Axalta Coating Systems, Ltd.†	93,233	3,022,614
DuPont de Nemours, Inc.	36,462	2,253,352
PPG Industries, Inc.	22,605	3,188,209
		8,464,175
Commercial Services — 0.6%
Dun & Bradstreet Holdings, Inc.	238,684	2,766,347
Computers — 1.5%
Accenture PLC, Class A	8,262	3,006,377
Amdocs, Ltd.	20,939	1,919,687
Cognizant Technology Solutions Corp., Class A	24,700	1,904,864
Seagate Technology Holdings PLC	6,640	568,915
		7,399,843
Cosmetics/Personal Care — 0.5%
Kenvue, Inc.	117,635	2,442,103
Distribution/Wholesale — 0.6%
LKQ Corp.	65,520	3,057,818
Diversified Financial Services — 2.7%
Cboe Global Markets, Inc.	12,350	2,270,547
Charles Schwab Corp.	135,599	8,531,889
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
CME Group, Inc.	8,375	$ 1,723,910
Invesco, Ltd.	59,471	941,426
		13,467,772
Electric — 2.8%
Dominion Energy, Inc.	24,221	1,107,384
Duke Energy Corp.	34,815	3,336,321
Exelon Corp.	49,417	1,720,206
National Grid PLC	113,948	1,516,776
PG&E Corp.	181,731	3,065,802
Southern Co.	40,478	2,814,031
		13,560,520
Electrical Components & Equipment — 1.6%
Eaton Corp. PLC	30,983	7,624,297
Electronics — 0.6%
Honeywell International, Inc.	14,591	2,951,176
Food — 0.2%
J.M. Smucker Co.	6,552	861,916
Hand/Machine Tools — 1.1%
Regal Rexnord Corp.	22,623	3,019,266
Stanley Black & Decker, Inc.	25,695	2,397,343
		5,416,609
Healthcare-Products — 1.3%
Boston Scientific Corp.†	26,595	1,682,400
Medtronic PLC	53,125	4,650,562
		6,332,962
Healthcare-Services — 0.5%
ICON PLC†	8,811	2,298,525
Household Products/Wares — 0.5%
Henkel AG & Co. KGaA (Preference Shares)	31,885	2,452,283
Insurance — 3.4%
Aon PLC, Class A	16,361	4,882,613
Chubb, Ltd.	21,852	5,353,740
Travelers Cos., Inc.	11,005	2,326,017
Willis Towers Watson PLC	17,304	4,261,975
		16,824,345
Internet — 1.3%
Alphabet, Inc., Class A†	36,510	5,115,051
Booking Holdings, Inc.†	381	1,336,346
		6,451,397
Machinery-Diversified — 0.6%
Ingersoll Rand, Inc.	39,352	3,142,651
Media — 2.2%
Comcast Corp., Class A	204,628	9,523,387
Warner Bros. Discovery, Inc.†	123,771	1,240,185
		10,763,572
Mining — 0.2%
Glencore PLC	193,740	1,030,889
Oil & Gas — 3.6%
Chevron Corp.	9,664	1,424,763
ConocoPhillips	54,523	6,099,488
Hess Corp.	31,997	4,496,538
Pioneer Natural Resources Co.	11,901	2,735,207
Suncor Energy, Inc.	87,196	2,887,401
		17,643,397

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals — 6.0%
Bayer AG	22,970	$ 715,045
Becton Dickinson & Co.	10,357	2,473,355
Cigna Group	25,673	7,726,289
Johnson & Johnson	37,763	6,000,541
McKesson Corp.	9,884	4,940,913
Organon & Co.	33,953	565,318
Pfizer, Inc.	165,637	4,485,450
Roche Holding AG	8,989	2,568,316
		29,475,227
Retail — 0.4%
Target Corp.	7,520	1,045,882
Wendy's Co.	50,282	959,380
		2,005,262
Semiconductors — 3.2%
Analog Devices, Inc.	5,937	1,142,041
Applied Materials, Inc.	13,338	2,191,434
Intel Corp.	104,049	4,482,431
NXP Semiconductors NV	21,154	4,454,398
Samsung Electronics Co., Ltd. (Preference Shares)	26,174	1,139,495
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,715	2,114,046
		15,523,845
Software — 3.5%
Electronic Arts, Inc.	7,746	1,065,695
Fidelity National Information Services, Inc.	32,756	2,039,389
Fiserv, Inc.†	21,008	2,980,405
Microsoft Corp.	23,644	9,400,381
Oracle Corp.	16,177	1,806,971
		17,292,841
Telecommunications — 0.8%
T-Mobile US, Inc.	25,833	4,165,055
Transportation — 1.1%
Union Pacific Corp.	22,545	5,499,402
Total Common Stocks (cost $219,727,048)		290,996,986
CORPORATE BONDS & NOTES — 12.7%
Aerospace/Defense — 0.0%
BAE Systems PLC
3.40%, 04/15/2030*	$ 224,000	206,449
Agriculture — 0.4%
BAT International Finance PLC
4.45%, 03/16/2028	1,087,000	1,063,235
Philip Morris International, Inc.
5.13%, 11/17/2027 to 02/15/2030	428,000	435,031
5.63%, 11/17/2029	83,000	86,623
5.75%, 11/17/2032	367,000	384,118
		1,969,007
Auto Manufacturers — 0.1%
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	783,000	655,866
Auto Parts & Equipment — 0.1%
Lear Corp.
3.80%, 09/15/2027	165,000	159,313
4.25%, 05/15/2029	195,000	188,292
		347,605
Security Description	Shares or Principal Amount	Value

Banks — 2.6%
Bank of America Corp.
2.57%, 10/20/2032	$ 679,000	$ 566,061
Barclays PLC
7.44%, 11/02/2033	643,000	716,685
Deutsche Bank AG
2.31%, 11/16/2027	188,000	172,028
6.72%, 01/18/2029	485,000	504,937
7.15%, 07/13/2027	190,000	196,787
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	621,000	512,045
2.60%, 02/07/2030	722,000	635,049
HSBC Holdings PLC
4.00%, 03/09/2026(1)	200,000	182,706
4.70%, 03/09/2031(1)	237,000	192,742
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,022,000	857,020
2.96%, 05/13/2031	103,000	90,907
2.96%, 01/25/2033	398,000	342,489
3.11%, 04/22/2041	534,000	416,850
3.90%, 01/23/2049	199,000	164,612
Macquarie Group, Ltd.
4.44%, 06/21/2033*	1,274,000	1,187,851
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	579,224
Morgan Stanley
2.70%, 01/22/2031	1,283,000	1,127,304
2.94%, 01/21/2033	678,000	578,604
Northern Trust Corp.
6.13%, 11/02/2032	588,000	633,806
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	1,010,581
UBS Group AG
2.10%, 02/11/2032*	1,372,000	1,102,972
Wells Fargo & Co.
3.35%, 03/02/2033	1,115,000	978,681
		12,749,941
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	157,000	149,318
8.00%, 11/15/2039	626,000	807,590
Diageo Capital PLC
2.38%, 10/24/2029	499,000	444,931
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	66,000	60,433
		1,462,272
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	41,000	36,219
Masco Corp.
2.00%, 02/15/2031	787,000	649,079
Vulcan Materials Co.
3.50%, 06/01/2030	81,000	75,177
		760,475
Chemicals — 0.1%
RPM International, Inc.
2.95%, 01/15/2032	318,000	272,760
Commercial Services — 0.6%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	892,000	887,255

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
ERAC USA Finance LLC
7.00%, 10/15/2037*	$ 258,000	$ 301,423
Experian Finance PLC
4.25%, 02/01/2029*	336,000	329,263
Global Payments, Inc.
1.20%, 03/01/2026	438,000	404,638
2.90%, 11/15/2031	531,000	452,581
Verisk Analytics, Inc.
4.13%, 03/15/2029	399,000	389,050
5.75%, 04/01/2033	321,000	340,913
		3,105,123
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
4.90%, 03/22/2033	676,000	689,569
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	241,155
3.65%, 07/21/2027	150,000	142,732
Air Lease Corp.
2.20%, 01/15/2027	301,000	276,447
2.88%, 01/15/2032	396,000	334,383
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	387,000	345,404
3.25%, 02/15/2027*	466,000	432,772
4.38%, 05/01/2026*	141,000	136,762
Capital One Financial Corp.
3.27%, 03/01/2030	1,031,000	926,157
3.75%, 03/09/2027	359,000	344,687
Charles Schwab Corp.
5.85%, 05/19/2034	835,000	864,966
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	454,000	388,490
LPL Holdings, Inc.
4.38%, 05/15/2031*	894,000	812,637
6.75%, 11/17/2028	80,000	84,106
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	137,000	137,003
		5,467,701
Electric — 1.1%
American Electric Power Co., Inc.
5.95%, 11/01/2032	284,000	299,600
American Transmission Systems, Inc.
2.65%, 01/15/2032*	111,000	93,313
Brazos Securitization LLC
5.24%, 03/01/2043*	347,000	356,420
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	304,000	305,221
Duke Energy Carolinas LLC
4.95%, 01/15/2033	887,000	893,795
Duke Energy Corp.
2.65%, 09/01/2026	66,000	62,755
4.50%, 08/15/2032	674,000	647,912
Electricite de France SA
6.90%, 05/23/2053*	200,000	224,123
Empire District Bondco LLC
4.94%, 01/01/2035	279,000	279,526
Exelon Corp.
4.05%, 04/15/2030	357,000	340,506
Georgia Power Co.
3.70%, 01/30/2050	30,000	23,522
Security Description	Shares or Principal Amount	Value

Electric (continued)
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	$ 195,000	$ 164,355
4.30%, 01/15/2026*	276,000	271,077
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	405,000	426,471
Pacific Gas & Electric Co.
2.10%, 08/01/2027	101,000	91,384
2.50%, 02/01/2031	413,000	342,787
3.00%, 06/15/2028	298,000	273,416
3.30%, 08/01/2040	195,000	144,409
Xcel Energy, Inc.
3.40%, 06/01/2030	206,000	190,075
		5,430,667
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	598,000	505,906
Entertainment — 0.2%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	654,000	579,711
5.14%, 03/15/2052	347,000	298,270
		877,981
Environmental Control — 0.3%
Republic Services, Inc.
1.45%, 02/15/2031	184,000	148,255
Waste Management, Inc.
4.88%, 02/15/2034	1,314,000	1,322,854
		1,471,109
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	55,000	53,491
East Ohio Gas Co.
2.00%, 06/15/2030*	247,000	206,534
NiSource, Inc.
2.95%, 09/01/2029	272,000	249,085
5.65%, 02/01/2045	89,000	89,304
		598,414
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	174,988
Boston Scientific Corp.
2.65%, 06/01/2030	336,000	299,516
		474,504
Healthcare-Services — 0.5%
Adventist Health System
5.43%, 03/01/2032	568,000	578,785
HCA, Inc.
4.13%, 06/15/2029	255,000	243,520
4.38%, 03/15/2042	268,000	229,126
5.13%, 06/15/2039	450,000	430,909
Humana, Inc.
5.88%, 03/01/2033	260,000	272,397
Laboratory Corp. of America Holdings
4.70%, 02/01/2045	309,000	286,899
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	26,866
4.26%, 11/01/2047	257,000	216,152
		2,284,654

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 0.7%
AIA Group, Ltd.
3.38%, 04/07/2030*	$ 586,000	$ 542,512
Aon Corp.
3.75%, 05/02/2029	422,000	404,752
4.50%, 12/15/2028	441,000	436,803
Brown & Brown, Inc.
4.20%, 03/17/2032	460,000	425,219
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032	670,000	670,839
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	230,000	178,331
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	1,046,000	972,482
		3,630,938
Internet — 0.1%
Booking Holdings, Inc.
4.63%, 04/13/2030	303,000	303,830
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	168,000	155,066
Marriott International, Inc.
2.75%, 10/15/2033	340,000	280,207
2.85%, 04/15/2031	2,000	1,736
4.63%, 06/15/2030	420,000	414,174
		851,183
Machinery-Diversified — 0.1%
CNH Industrial Capital LLC
1.88%, 01/15/2026	94,000	88,514
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	169,000	164,240
4.70%, 09/15/2028	434,000	429,857
		682,611
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	447,000	312,063
5.25%, 04/01/2053	375,000	307,798
5.38%, 05/01/2047	90,000	75,341
6.38%, 10/23/2035	224,000	225,850
Cox Communications, Inc.
1.80%, 10/01/2030*	283,000	230,383
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	428,000	490,846
		1,642,281
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	883,525
3.88%, 03/16/2029*	200,000	188,166
5.63%, 04/01/2030*	422,000	427,916
Glencore Funding LLC
2.50%, 09/01/2030*	359,000	310,288
2.85%, 04/27/2031*	150,000	129,650
		1,939,545
Oil & Gas — 0.6%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	904,000	781,933
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Eni SpA
4.75%, 09/12/2028*	$ 762,000	$ 763,180
Marathon Petroleum Corp.
4.75%, 09/15/2044	201,000	181,448
Phillips 66
2.15%, 12/15/2030	635,000	536,995
Valero Energy Corp.
6.63%, 06/15/2037	450,000	495,087
		2,758,643
Pharmaceuticals — 0.1%
Cigna Group
3.20%, 03/15/2040	102,000	78,718
CVS Health Corp.
5.30%, 06/01/2033	574,000	581,615
		660,333
Pipelines — 0.5%
Energy Transfer LP
5.75%, 02/15/2033	489,000	500,764
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	422,000	422,000
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	399,000	368,588
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	108,000	105,427
Spectra Energy Partners LP
3.38%, 10/15/2026	174,000	167,755
Targa Resources Corp.
4.20%, 02/01/2033	162,000	148,297
6.13%, 03/15/2033	499,000	522,179
		2,235,010
REITS — 0.8%
Boston Properties LP
2.55%, 04/01/2032	279,000	221,887
Brixmor Operating Partnership LP
4.05%, 07/01/2030	356,000	332,930
4.13%, 05/15/2029	36,000	34,183
Crown Castle, Inc.
3.65%, 09/01/2027	544,000	517,926
Equinix, Inc.
1.80%, 07/15/2027	382,000	346,507
2.50%, 05/15/2031	480,000	407,705
2.63%, 11/18/2024	603,000	588,893
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	331,000	326,102
Public Storage Operating Co.
5.10%, 08/01/2033	975,000	993,605
Realty Income Corp.
3.25%, 01/15/2031	105,000	94,638
		3,864,376
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	448,000	337,829
Genuine Parts Co.
2.75%, 02/01/2032	802,000	673,310
		1,011,139

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors — 0.1%
Broadcom, Inc.
4.30%, 11/15/2032	$ 288,000	$ 273,365
4.93%, 05/15/2037*	149,000	143,703
		417,068
Software — 0.1%
Fiserv, Inc.
2.65%, 06/01/2030	147,000	129,275
Oracle Corp.
4.90%, 02/06/2033	165,000	163,299
Roper Technologies, Inc.
2.00%, 06/30/2030	281,000	238,635
		531,209
Telecommunications — 0.5%
Rogers Communications, Inc.
3.80%, 03/15/2032	1,127,000	1,025,107
T-Mobile USA, Inc.
2.05%, 02/15/2028	401,000	361,807
4.50%, 04/15/2050	477,000	417,626
Verizon Communications, Inc.
3.15%, 03/22/2030	224,000	204,056
4.81%, 03/15/2039	400,000	387,366
Vodafone Group PLC
5.63%, 02/10/2053	167,000	168,237
		2,564,199
Total Corporate Bonds & Notes (cost $67,508,626)		62,422,368
ASSET BACKED SECURITIES — 1.8%
Auto Loan Receivables — 0.4%
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	108,372	109,519
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class B 1.38%, 07/15/2030*	258,000	250,658
Series 2023-3A, Class A 6.39%, 08/15/2033*	124,000	126,386
Enterprise Fleet Financing LLC
Series 2023-1, Class A2 5.51%, 01/22/2029*	1,020,503	1,022,461
Series 2023-3, Class A2 6.40%, 03/20/2030*	301,000	307,656
GLS Auto Select Receivables Trust
Series 2023-1A, Class A2 6.27%, 08/16/2027*	175,863	176,861
Series 2023-2A, Class A2 6.37%, 06/15/2028*	86,000	86,957
Toyota Lease Owner Trust
Series 2023-A, Class A2 5.30%, 08/20/2025*	81,547	81,465
		2,161,963
Home Equity — 0.0%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 7.05%, (TSFR1M+1.71%), 12/28/2040*	68,240	103,647
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	14,595	14,535
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 3.86%, 12/25/2035(2)	$ 11,437	$ 445
		118,627
Other Asset Backed Securities — 1.4%
Allegro CLO IV, Ltd. FRS
Series 2016-1A, Class BR2 7.13%, (TSFR3M+1.81%), 01/15/2030*	553,817	552,600
Bain Capital Credit CLO, Ltd. FRS
Series 2020-4A, Class A1R 7.07%, (TSFR3M+1.75%), 10/20/2036*	293,336	295,258
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	165,009	154,363
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 7.28%, (TSFR3M+1.96%), 11/07/2030*	795,089	791,052
Cutwater, Ltd. FRS
Series 2015-1A, Class AR 6.80%, (TSFR3M+1.48%), 01/15/2029*	48,021	48,044
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 6.60%, (TSFR3M+1.28%), 04/15/2031*	825,893	825,984
Dryden Senior Loan Fund FRS
Series 2013-26A, Class AR 6.48%, (TSFR3M+1.16%), 04/15/2029*	281,147	281,005
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	100,000	100,234
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 7.23%, (TSFR3M+1.91%), 01/29/2030*	895,236	892,451
Neuberger Berman CLO XV FRS
Series 2013-15A, Class BR2 6.93%, (TSFR3M+1.61%), 10/15/2029*	371,566	369,157
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class ARR 6.74%, (TSFR3M+1.42%), 07/15/2034*	385,000	385,129
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 7.33%, (TSFR3M+2.01%), 04/22/2030*	1,102,426	1,090,558
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	534,000	537,731
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 7.03%, (TSFR3M+1.71%), 10/15/2030*	425,864	423,116
		6,746,682
Total Asset Backed Securities (cost $9,024,275)		9,027,272
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Commercial and Residential — 2.4%
AREIT Trust FRS
Series 2019-CRE3, Class AS 6.75%, (TSFR1M+1.41%), 09/14/2036*	478,702	469,223
Series 2022-CRE6, Class B 7.20%, (SOFR30A+1.85%), 01/20/2037*	668,000	655,645
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	426,152	453,779

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(2)	$ 30,512	$ 32,257
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 6.75%, (TSFR1M+1.41%), 05/15/2038*	1,187,000	1,104,790
COMM Mtg. Trust
Series 2015-LC21, Class A4 3.71%, 07/10/2048	821,121	799,175
CSAIL Commercial Mtg. Trust
Series 2015-C2, Class A4 3.50%, 06/15/2057	467,518	453,564
GS Mtg. Securities Trust
Series 2015-GC30, Class A4 3.38%, 05/10/2050	879,375	852,811
JPMBB Commercial Mtg. Securities Trust
Series 2015-C28, Class A4 3.23%, 10/15/2048	635,131	614,805
Series 2014-C26, Class A4 3.49%, 01/15/2048	1,010,000	987,527
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 7.20%, (TSFR1M+1.86%), 07/15/2036*	1,249,000	1,230,846
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class AS 6.65%, (TSFR1M+1.31%), 07/15/2036*	1,229,000	1,208,165
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	324,355	304,083
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(2)	472,097	514,203
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL5, Class A 6.45%, (TSFR1M+1.11%), 04/25/2038*	223,590	222,460
Series 2021-FL7, Class B 7.25%, (TSFR1M+1.91%), 11/25/2036*	240,000	234,076
TRTX Issuer, Ltd. FRS
Series 2021-FL4, Class A 6.65%, (TSFR1M+1.31%), 03/15/2038*	804,463	791,291
Wells Fargo Commercial Mtg. Trust
Series 2015-C28, Class A4 3.54%, 05/15/2048	893,749	867,985
		11,796,685
Other Asset Backed Securities — 1.4%
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class AS 7.20%, (TSFR1M+1.86%), 01/15/2037*	397,000	390,045
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL1, Class AS 6.65%, (TSFR1M+1.31%), 12/15/2035*	488,500	483,679
Series 2021-FL3, Class B 7.05%, (TSFR1M+1.71%), 08/15/2034*	383,500	372,557
Series 2022-FL1, Class B 7.45%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,071,490
BSPRT Issuer, Ltd. FRS
Series 2021-FL6, Class AS 6.75%, (TSFR1M+1.41%), 03/15/2036*	1,118,500	1,082,749
Series 2022-FL8, Class B 7.40%, (SOFR30A+2.05%), 02/15/2037*	392,500	382,601
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2021-FL7, Class B 7.50%, (TSFR1M+2.16%), 12/15/2038*	$ 182,000	$ 177,895
CHCP, Ltd. FRS
Series 2021-FL1, Class AS 6.75%, (TSFR1M+1.41%), 02/15/2038*	509,000	505,966
LCCM Trust FRS
Series 2021-FL2, Class B 7.35%, (TSFR1M+2.01%), 12/13/2038*	494,000	476,035
MF1 LLC FRS
Series 2023-FL12, Class A 7.40%, (TSFR1M+2.07%), 10/19/2038*	368,500	369,127
MF1, Ltd. FRS
Series 2020-FL4, Class A 7.15%, (TSFR1M+1.81%), 11/15/2035*	156,554	156,549
Series 2022-FL8, Class B 7.29%, (TSFR1M+1.95%), 02/19/2037*	486,092	475,232
STWD, Ltd. FRS
Series 2022-FL3, Class AS 7.15%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,088,393
		7,032,318
U.S. Government Agency — 0.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K042, Class A2 2.67%, 12/25/2024	320,000	313,363
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.32%, 11/25/2027(2)(3)	3,192,000	24,495
Series K070, Class XAM 0.38%, 12/25/2027(2)(3)	1,984,000	18,619
Series K729, Class XAM 0.40%, 11/25/2024(2)(3)	3,013,000	7,539
Series K069, Class XAM 0.41%, 09/25/2027(2)(3)	2,042,000	20,593
Series K071, Class X1 0.41%, 11/25/2027(2)(3)	2,212,515	19,876
Series K072, Class XAM 0.42%, 12/25/2027(2)(3)	2,208,000	24,453
Series K127, Class X1 0.42%, 01/25/2031(2)(3)	1,117,895	19,491
Series K154, Class X1 0.43%, 11/25/2032(2)(3)	1,617,270	29,651
Series K134, Class XAM 0.44%, 11/25/2031(2)(3)	1,708,147	39,488
Series K070, Class X1 0.45%, 11/25/2027(2)(3)	1,983,982	21,136
Series K729, Class X1 0.46%, 10/25/2024(2)(3)	3,449,152	4,841
Series K068, Class XAM 0.46%, 08/25/2027(2)(3)	1,898,000	22,488
Series K072, Class X1 0.49%, 12/25/2027(2)(3)	3,391,582	42,983
Series K728, Class XAM 0.52%, 08/25/2024(2)(3)	2,996,000	8,138
Series K068, Class X1 0.55%, 08/25/2027(2)(3)	1,253,841	16,244
Series K728, Class X1 0.59%, 08/25/2024(2)(3)	4,246,025	8,736
Series K137, Class XAM 0.60%, 12/25/2031(2)(3)	1,554,125	49,536

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K128, Class X1 0.61%, 03/25/2031(2)(3)	$ 900,330	$ 25,895
Series K132, Class X1 0.61%, 08/25/2031(2)(3)	354,113	11,006
Series K133, Class XAM 0.63%, 09/25/2031(2)(3)	1,156,618	39,602
Series K136, Class XAM 0.67%, 12/25/2031(2)(3)	2,614,411	93,348
Series K727, Class XAM 0.68%, 07/25/2024(2)(3)	2,786,000	6,678
Series K067, Class X1 0.70%, 07/25/2027(2)(3)	2,277,065	37,739
Series K727, Class X1 0.77%, 07/25/2024(2)(3)	680,689	1,061
Series K066, Class XAM 0.78%, 06/25/2027(2)(3)	2,696,000	57,905
Series K128, Class XAM 0.83%, 03/25/2031(2)(3)	386,416	17,051
Series K125, Class XAM 0.87%, 01/25/2031(2)(3)	463,094	21,057
Series K066, Class X1 0.88%, 06/25/2027(2)(3)	877,837	17,971
Series K132, Class XAM 0.96%, 09/25/2031(2)(3)	334,404	17,564
Series K124, Class XAM 1.03%, 01/25/2031(2)(3)	313,326	16,895
Series K131, Class XAM 1.04%, 07/25/2031(2)(3)	261,462	15,289
Series K726, Class X1 1.09%, 04/25/2024(2)(3)	531,846	417
Series K122, Class XAM 1.17%, 11/25/2030(2)(3)	283,086	17,430
Series K097, Class X1 1.22%, 07/25/2029(2)(3)	163,343	7,944
Series K118, Class XAM 1.26%, 09/25/2030(2)(3)	160,069	10,342
Series K098, Class X1 1.27%, 08/25/2029(2)(3)	1,025,587	52,647
Series K129, Class XAM 1.32%, 05/25/2031(2)(3)	173,114	12,528
Series K114, Class XAM 1.44%, 06/25/2030(2)(3)	272,251	19,588
Series K116, Class XAM 1.70%, 08/25/2030(2)(3)	246,234	21,487
Series K112, Class XAM 1.77%, 05/25/2030(2)(3)	267,239	23,514
Series K111, Class XAM 1.91%, 05/25/2030(2)(3)	678,770	63,325
Series K109, Class XAM 1.92%, 04/25/2030(2)(3)	200,000	18,879
Series K110, Class XAM 1.98%, 04/25/2030(2)(3)	547,569	52,972
Series K728, Class A2 3.06%, 08/25/2024(2)	132,127	130,309
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00%, 02/15/2033(3)	47,070	2,485
Series 4474, Class HJ 3.00%, 07/15/2039	20,716	19,561
Series 4096, Class DZ 3.50%, 08/15/2042	104,248	97,146
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 4471, Class PI 4.50%, 12/15/2040(3)	$ 5,671	$ 452
Series 3629, Class CZ 5.00%, 01/15/2040	28,422	28,591
Series 3845, Class AI 5.50%, 02/15/2036(3)	10,064	1,790
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00%, 02/25/2059	79,154	72,458
Series 2019-4, Class MV 3.00%, 02/25/2059	60,494	52,033
Series 2022-1, Class MTU 3.25%, 11/25/2061	127,538	111,250
Series 2019-2, Class MA 3.50%, 08/25/2058	4,283	4,043
Series 2019-2, Class MV 3.50%, 08/25/2058	40,971	37,096
Series 2019-3, Class MA 3.50%, 10/25/2058	45,430	42,950
Series 2019-3, Class MV 3.50%, 10/25/2058	58,078	53,065
Federal National Mtg. Assoc. REMIC
Series 2015-61, Class PA 2.00%, 05/25/2044	3,988	3,899
Series 2016-19, Class AD 2.00%, 04/25/2046	30,660	27,822
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	40,599	3,379
Series 2010-43, Class AH 3.25%, 05/25/2040	14,081	13,044
Series 2010-113, Class GB 4.00%, 10/25/2040	21,001	20,331
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	54,997	10,246
Series 2005-18, Class EC 5.00%, 03/25/2025	1,311	1,297
Government National Mtg. Assoc. FRS
Series 2023-40, Class FX 5.55%, (TSFR1M+0.21%), 09/20/2041	219,333	215,301
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	27,828	26,894
Series 2022-159, Class MV 4.50%, 10/20/2033	78,713	77,859
Series 2012-12, Class KN 4.50%, 09/20/2041	17,691	17,686
Government National Mtg. Assoc. REMIC VRS
Series 2017-94, Class IO 0.58%, 02/16/2059(2)(3)	459,629	14,137
		2,456,928
Total Collateralized Mortgage Obligations (cost $22,142,541)		21,285,931
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 20.7%
U.S. Government — 8.2%
United States Treasury Bonds
1.88%, 11/15/2051	800,000	488,844
2.25%, 02/15/2052	3,400,000	2,282,117
2.38%, 02/15/2042 to 11/15/2049	13,880,000	9,988,803
2.50%, 02/15/2045	3,429,000	2,555,409
4.00%, 11/15/2042 to 11/15/2052	2,274,000	2,184,325
United States Treasury Notes
0.38%, 11/30/2025(4)	8,750,000	8,155,273

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
2.50%, 03/31/2027	$ 3,200,000	$ 3,061,000
3.88%, 12/31/2027	4,800,000	4,790,625
4.25%, 12/31/2025	1,000,000	1,000,078
4.63%, 06/30/2025	2,800,000	2,806,562
4.75%, 07/31/2025	3,100,000	3,114,531
		40,427,567
U.S. Government Agency — 12.5%
Federal Home Loan Mtg. Corp.
1.50%, 12/01/2050 to 06/01/2051	827,726	637,036
2.00%, 03/01/2037 to 05/01/2052	7,855,316	6,624,198
2.50%, 08/01/2040 to 09/01/2052	5,587,201	4,706,633
3.00%, 01/01/2038 to 07/01/2052	3,071,307	2,734,237
3.50%, 11/01/2037 to 05/01/2052	1,157,560	1,078,427
4.00%, 08/01/2037 to 10/01/2052	921,691	878,188
4.50%, 08/01/2024 to 10/01/2052	1,084,178	1,057,152
5.00%, 09/01/2033 to 06/01/2053	1,543,653	1,528,535
5.50%, 12/01/2033 to 10/01/2053	724,121	730,079
6.00%, 04/01/2034 to 08/01/2053	229,295	236,916
6.50%, 05/01/2034 to 07/01/2037	51,782	53,764
Federal National Mtg. Assoc.
1.50%, 02/01/2042 to 04/01/2052	538,432	415,134
2.00%, 03/01/2037 to 03/01/2052	6,436,372	5,270,174
2.50%, 11/01/2031 to 06/01/2052	7,311,291	6,232,734
3.00%, 11/01/2028 to 10/01/2052	2,151,638	1,934,131
3.50%, 04/01/2038 to 05/01/2052	2,495,464	2,325,197
4.00%, 09/01/2040 to 11/01/2052	1,814,892	1,736,947
4.50%, 08/01/2033 to 09/01/2052	990,341	981,024
5.00%, 03/01/2026 to 07/01/2053	468,997	469,086
5.50%, 02/01/2033 to 11/01/2053	2,148,946	2,175,837
6.00%, 04/01/2034 to 02/01/2053	465,164	483,346
6.50%, 06/01/2031 to 07/01/2037	107,768	112,032
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 05/20/2052	1,705,570	1,419,870
2.50%, 08/20/2051 to 04/20/2052	3,221,478	2,785,561
3.00%, 04/20/2045 to 11/20/2052	2,216,697	1,990,482
3.50%, 12/15/2041 to 10/20/2052	1,877,211	1,742,531
4.00%, 01/20/2041 to 10/20/2052	1,062,764	1,015,398
4.50%, 07/20/2033 to 12/20/2052	2,387,987	2,329,656
5.00%, 07/20/2033 to 05/20/2053	1,838,004	1,826,389
5.50%, 11/15/2032 to 06/20/2053	1,353,722	1,366,198
6.00%, 09/15/2032 to 01/15/2038	185,536	194,041
6.00%, February 30 TBA	350,000	355,338
6.50%, February 30 TBA	150,000	153,314
6.50%, March 30 TBA	125,000	127,639
7.00%, February 30 TBA	50,000	51,378
Small Business Administration
Series 2004-20D, Class 1 4.77%, 04/01/2024	1,263	1,259
Series 2005-20C, Class 1 4.95%, 03/01/2025	10,239	10,212
Series 2004-20I, Class 1 4.99%, 09/01/2024	3,234	3,215
Series 2004-20E, Class 1 5.18%, 05/01/2024	1,628	1,622
Series 2004-20F, Class 1 5.52%, 06/01/2024	1,709	1,706
Uniform Mtg. Backed Securities
2.00%, February 15 TBA	150,000	134,612
2.00%, March 15 TBA	250,000	224,705
2.50%, February 15 TBA	575,000	529,494
2.50%, March 30 TBA	300,000	252,556
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.00%, February 30 TBA	$ 1,500,000	$ 1,312,734
3.50%, February 30 TBA	225,000	204,767
3.50%, March 30 TBA	200,000	182,109
5.50%, February 30 TBA	550,000	551,566
6.50%, February 30 TBA	150,000	153,550
		61,322,709
Total U.S. Government & Agency Obligations (cost $110,252,291)		101,750,276
MUNICIPAL SECURITIES — 0.4%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	211,000	180,263
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	675,000	839,594
Rhode Island Student Loan Authority Revenue Bonds
6.08%, 12/01/2042	640,000	654,327
Total Municipal Securities (cost $1,553,617)		1,674,184
Total Long-Term Investment Securities (cost $430,208,398)		487,157,017
SHORT-TERM INVESTMENTS — 1.0%
U.S. Government Agency — 1.0%
Federal Home Loan Bank
5.18%, 02/01/2024 (cost $4,561,000)	4,561,000	4,560,341
TOTAL INVESTMENTS (cost $434,769,398)(5)	100.1%	491,717,358
Other assets less liabilities	(0.1)	(273,290)
NET ASSETS	100.0%	$491,444,068
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $35,149,029 representing 7.2% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
124	Long	U.S. Treasury 5 Year Notes	March 2024	$13,178,034	$13,440,438	$262,404
28	Long	U.S. Treasury Ultra Bonds	March 2024	3,419,639	3,618,125	198,486
						$460,890
						Unrealized (Depreciation)
44	Short	U.S. Treasury Ultra 10 Year Notes	March 2024	$4,960,122	$5,142,500	$(182,378)
		Net Unrealized Appreciation (Depreciation)				$ 278,512
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$ 2,293,459	$ 1,788,845	$—	$ 4,082,304
Electric	12,043,744	1,516,776	—	13,560,520
Household Products/Wares	—	2,452,283	—	2,452,283
Mining	—	1,030,889	—	1,030,889
Pharmaceuticals	26,191,866	3,283,361	—	29,475,227
Semiconductors	14,384,350	1,139,495	—	15,523,845
Other Industries	224,871,918	—	—	224,871,918
Corporate Bonds & Notes	—	62,422,368	—	62,422,368
Asset Backed Securities	—	9,027,272	—	9,027,272
Collateralized Mortgage Obligations	—	21,285,931	—	21,285,931
U.S. Government & Agency Obligations	—	101,750,276	—	101,750,276
Municipal Securities	—	1,674,184	—	1,674,184
Short-Term Investments	—	4,560,341	—	4,560,341
Total Investments at Value	$279,785,337	$211,932,021	$—	$491,717,358
Other Financial Instruments:†
Futures Contracts	$ 460,890	$ —	$—	$ 460,890
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 182,378	$ —	$—	$ 182,378
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
REITS	7.5%
Retail	5.7
Insurance	5.5
Banks	5.2
Oil & Gas	3.8
Computers	3.8
Commercial Services	3.3
Diversified Financial Services	3.2
Building Materials	3.1
Healthcare-Products	3.1
Machinery-Diversified	2.8
Software	2.6
Semiconductors	2.5
Chemicals	2.4
Engineering & Construction	2.2
Apparel	2.2
Electronics	2.1
Food	2.0
Transportation	2.0
Healthcare-Services	1.9
Electric	1.8
Packaging & Containers	1.8
Iron/Steel	1.7
Pharmaceuticals	1.5
Unaffiliated Investment Companies	1.5
Auto Parts & Equipment	1.4
Entertainment	1.4
Electrical Components & Equipment	1.3
Miscellaneous Manufacturing	1.3
Distribution/Wholesale	1.1
Hand/Machine Tools	1.1
Home Builders	1.1
Metal Fabricate/Hardware	1.0
Lodging	1.0
Biotechnology	1.0
Repurchase Agreements	1.0
Leisure Time	0.9
Gas	0.9
Environmental Control	0.8
Telecommunications	0.8
Media	0.8
Machinery-Construction & Mining	0.7
Internet	0.7
Home Furnishings	0.6
Mining	0.6
Beverages	0.6
Aerospace/Defense	0.6
Pipelines	0.5
Cosmetics/Personal Care	0.5
Oil & Gas Services	0.5
Water	0.4
Private Equity	0.3
Real Estate	0.3
Food Service	0.3
Agriculture	0.3
Toys/Games/Hobbies	0.2
Short-Term Investments	0.2
Savings & Loans	0.2
Trucking & Leasing	0.2
Energy-Alternate Sources	0.1
Household Products/Wares	0.1
Housewares	0.1
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	6,686	$ 1,488,103
Hexcel Corp.	14,705	976,265
		2,464,368
Agriculture — 0.3%
Darling Ingredients, Inc.†	27,891	1,207,680
Apparel — 2.2%
Capri Holdings, Ltd.†	20,319	990,348
Carter's, Inc.	6,438	486,970
Columbia Sportswear Co.	6,030	477,938
Crocs, Inc.†	10,589	1,074,572
Deckers Outdoor Corp.†	4,499	3,391,031
PVH Corp.	10,564	1,270,427
Skechers USA, Inc., Class A†	23,357	1,458,411
Under Armour, Inc., Class A†	33,005	251,498
Under Armour, Inc., Class C†	33,817	250,246
		9,651,441
Auto Parts & Equipment — 1.4%
Adient PLC†	16,374	568,342
Autoliv, Inc.	13,093	1,402,522
Fox Factory Holding Corp.†	7,409	467,063
Gentex Corp.	40,780	1,351,041
Goodyear Tire & Rubber Co.†	49,573	691,048
Lear Corp.	10,186	1,353,719
Visteon Corp.†	4,862	560,540
		6,394,275
Banks — 5.2%
Associated Banc-Corp	25,982	545,882
Bank OZK	18,395	829,798
Cadence Bank	31,935	850,110
Columbia Banking System, Inc.	36,465	735,134
Commerce Bancshares, Inc.	20,762	1,082,115
Cullen/Frost Bankers, Inc.	11,197	1,188,226
East West Bancorp, Inc.	24,639	1,793,966
First Financial Bankshares, Inc.	22,455	701,270
First Horizon Corp.	97,690	1,391,106
FNB Corp.	62,734	826,834
Glacier Bancorp, Inc.	19,385	749,424
Hancock Whitney Corp.	15,062	679,447
Home BancShares, Inc.	32,806	768,973
International Bancshares Corp.	9,331	493,237
Old National Bancorp	51,159	842,589
Pinnacle Financial Partners, Inc.	13,422	1,186,236
Prosperity Bancshares, Inc.	16,384	1,047,101
SouthState Corp.	13,298	1,105,064
Synovus Financial Corp.	25,568	962,891
Texas Capital Bancshares, Inc.†	8,395	512,095
UMB Financial Corp.	7,636	629,970
United Bankshares, Inc.	23,590	845,701
Valley National Bancorp	74,557	717,238
Webster Financial Corp.	30,077	1,488,210
Wintrust Financial Corp.	10,706	1,038,268
		23,010,885
Beverages — 0.6%
Boston Beer Co., Inc., Class A†	1,645	574,549
Celsius Holdings, Inc.†	25,922	1,293,508
Coca-Cola Consolidated, Inc.	819	705,478
		2,573,535
Security Description	Shares or Principal Amount	Value

Biotechnology — 1.0%
Arrowhead Pharmaceuticals, Inc.†	21,501	$ 690,182
Exelixis, Inc.†	54,368	1,183,047
Halozyme Therapeutics, Inc.†	23,095	781,766
United Therapeutics Corp.†	8,205	1,762,270
		4,417,265
Building Materials — 3.1%
Eagle Materials, Inc.	6,099	1,380,082
Fortune Brands Innovations, Inc.	22,045	1,710,472
Knife River Corp.†	9,889	647,631
Lennox International, Inc.	5,592	2,394,271
Louisiana-Pacific Corp.	11,220	746,691
MDU Resources Group, Inc.	35,602	694,595
Owens Corning	15,538	2,354,473
Simpson Manufacturing Co., Inc.	7,461	1,350,366
Trex Co., Inc.†	18,986	1,546,979
UFP Industries, Inc.	10,807	1,226,054
		14,051,614
Chemicals — 2.4%
Arcadium Lithium PLC†	179,594	878,215
Ashland, Inc.	8,958	838,648
Avient Corp.	15,938	577,115
Axalta Coating Systems, Ltd.†	38,477	1,247,424
Cabot Corp.	9,658	696,342
Chemours Co.	25,951	782,942
NewMarket Corp.	1,207	673,277
Olin Corp.	21,425	1,115,600
RPM International, Inc.	22,523	2,402,303
Valvoline, Inc.†	24,242	884,590
Westlake Corp.	5,601	774,898
		10,871,354
Commercial Services — 3.3%
Avis Budget Group, Inc.	3,230	528,783
Brink's Co.	7,876	636,696
Euronet Worldwide, Inc.†	7,660	763,319
FTI Consulting, Inc.†	6,208	1,189,515
Graham Holdings Co., Class B	626	450,970
Grand Canyon Education, Inc.†	5,167	674,759
GXO Logistics, Inc.†	20,797	1,130,941
H&R Block, Inc.	25,163	1,178,635
Hertz Global Holdings, Inc.†	23,140	193,219
Insperity, Inc.	6,192	710,160
ManpowerGroup, Inc.	8,533	632,637
Morningstar, Inc.	4,554	1,271,932
Paylocity Holding Corp.†	7,563	1,198,055
Progyny, Inc.†	14,577	555,238
R1 RCM, Inc.†	34,426	352,522
Service Corp. International	25,830	1,733,710
WEX, Inc.†	7,472	1,527,202
		14,728,293
Computers — 3.8%
ASGN, Inc.†	8,252	765,951
CACI International, Inc., Class A†	3,895	1,338,829
Crane NXT Co.	8,440	491,883
ExlService Holdings, Inc.†	28,834	901,928
Genpact, Ltd.	29,179	1,047,526
KBR, Inc.	23,603	1,229,952
Kyndryl Holdings, Inc.†	40,117	823,201
Lumentum Holdings, Inc.†	11,714	643,567
Maximus, Inc.	10,627	862,062
Pure Storage, Inc., Class A†	51,267	2,050,167

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Qualys, Inc.†	6,431	$ 1,216,552
Science Applications International Corp.	9,255	1,181,493
Super Micro Computer, Inc.†	8,109	4,294,608
		16,847,719
Cosmetics/Personal Care — 0.5%
Coty, Inc., Class A†	65,474	790,926
e.l.f. Beauty, Inc.†	9,650	1,539,464
		2,330,390
Distribution/Wholesale — 1.1%
Core & Main, Inc., Class A†	29,371	1,213,316
Watsco, Inc.	5,921	2,314,993
WESCO International, Inc.	7,679	1,332,460
		4,860,769
Diversified Financial Services — 3.2%
Affiliated Managers Group, Inc.	5,911	879,793
Ally Financial, Inc.	47,461	1,740,869
Evercore, Inc., Class A	6,059	1,040,512
Federated Hermes, Inc.	15,078	527,127
Houlihan Lokey, Inc.	9,024	1,080,895
Interactive Brokers Group, Inc., Class A	18,709	1,660,424
Janus Henderson Group PLC	23,170	666,369
Jefferies Financial Group, Inc.	29,431	1,199,608
SEI Investments Co.	17,484	1,105,688
SLM Corp.	39,559	786,433
Stifel Financial Corp.	17,832	1,300,844
Voya Financial, Inc.	18,264	1,321,766
Western Union Co.	63,701	800,722
		14,111,050
Electric — 1.8%
ALLETE, Inc.	10,049	593,996
Black Hills Corp.	11,887	615,271
IDACORP, Inc.	8,849	819,240
Northwestern Energy Group, Inc.	10,707	515,221
OGE Energy Corp.	35,016	1,163,932
Ormat Technologies, Inc.	9,391	607,410
PNM Resources, Inc.	15,007	543,704
Portland General Electric Co.	17,680	723,642
Vistra Corp.	58,760	2,410,923
		7,993,339
Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	5,411	1,288,684
Belden, Inc.	7,287	540,550
EnerSys	7,063	675,011
Littelfuse, Inc.	4,352	1,052,749
Novanta, Inc.†	6,261	967,637
Universal Display Corp.	7,617	1,293,138
		5,817,769
Electronics — 2.1%
Arrow Electronics, Inc.†	9,469	1,052,479
Avnet, Inc.	15,820	716,646
Coherent Corp.†	23,041	1,095,369
nVent Electric PLC	29,006	1,741,520
Sensata Technologies Holding PLC	26,461	957,094
TD SYNNEX Corp.	10,069	1,006,699
Vishay Intertechnology, Inc.	22,070	479,581
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Vontier Corp.	26,981	$ 933,273
Woodward, Inc.	10,563	1,455,265
		9,437,926
Energy-Alternate Sources — 0.1%
Sunrun, Inc.†	37,970	549,806
Engineering & Construction — 2.2%
AECOM	24,254	2,138,960
Arcosa, Inc.	1	78
Comfort Systems USA, Inc.	6,244	1,357,883
EMCOR Group, Inc.	8,225	1,876,205
Exponent, Inc.	8,850	780,481
Fluor Corp.†	29,787	1,123,268
MasTec, Inc.†	10,568	694,001
TopBuild Corp.†	5,555	2,050,517
		10,021,393
Entertainment — 1.4%
Churchill Downs, Inc.	11,868	1,435,672
Light & Wonder, Inc.†	15,743	1,265,422
Marriott Vacations Worldwide Corp.	5,775	484,465
Penn Entertainment, Inc.†	26,532	598,297
TKO Group Holdings, Inc.	10,490	877,908
Vail Resorts, Inc.	6,659	1,478,298
		6,140,062
Environmental Control — 0.8%
Clean Harbors, Inc.†	8,805	1,478,888
Stericycle, Inc.†	16,176	776,448
Tetra Tech, Inc.	9,309	1,472,497
		3,727,833
Food — 2.0%
Flowers Foods, Inc.	33,588	765,806
Grocery Outlet Holding Corp.†	17,355	430,057
Ingredion, Inc.	11,398	1,226,083
Lancaster Colony Corp.	3,560	654,257
Performance Food Group Co.†	27,204	1,977,187
Pilgrim's Pride Corp.†	7,038	191,223
Post Holdings, Inc.†	8,883	824,964
Sprouts Farmers Market, Inc.†	17,756	894,370
US Foods Holding Corp.†	39,544	1,819,419
		8,783,366
Food Service — 0.3%
Aramark	45,639	1,327,182
Gas — 0.9%
National Fuel Gas Co.	16,053	757,060
New Jersey Resources Corp.	17,057	696,437
ONE Gas, Inc.	9,695	594,982
Southwest Gas Holdings, Inc.	10,503	616,316
Spire, Inc.	9,197	522,114
UGI Corp.	36,623	810,833
		3,997,742
Hand/Machine Tools — 1.1%
Lincoln Electric Holdings, Inc.	10,000	2,222,200
MSA Safety, Inc.	6,460	1,066,094
Regal Rexnord Corp.	11,600	1,548,136
		4,836,430
Healthcare-Products — 3.1%
Azenta, Inc.†	10,517	685,708

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Bruker Corp.	16,213	$ 1,159,392
Enovis Corp.†	8,686	509,868
Envista Holdings Corp.†	29,966	704,201
Globus Medical, Inc., Class A†	20,169	1,064,721
Haemonetics Corp.†	8,871	678,277
Inari Medical, Inc.†	8,948	509,588
Integra LifeSciences Holdings Corp.†	11,891	477,424
Lantheus Holdings, Inc.†	11,974	621,810
LivaNova PLC†	9,420	458,566
Masimo Corp.†	7,760	1,000,574
Neogen Corp.†	34,414	533,417
Penumbra, Inc.†	6,748	1,701,778
QuidelOrtho Corp.†	8,645	592,269
Repligen Corp.†	9,078	1,719,373
Shockwave Medical, Inc.†	6,451	1,459,539
		13,876,505
Healthcare-Services — 1.9%
Acadia Healthcare Co., Inc.†	16,122	1,324,261
Amedisys, Inc.†	5,705	537,810
Chemed Corp.	2,633	1,560,816
Encompass Health Corp.	17,523	1,244,834
HealthEquity, Inc.†	14,970	1,131,433
Medpace Holdings, Inc.†	4,077	1,188,772
Sotera Health Co.†	17,293	254,553
Tenet Healthcare Corp.†	17,754	1,468,966
		8,711,445
Home Builders — 1.1%
KB Home	13,385	797,612
Taylor Morrison Home Corp.†	18,785	979,450
Thor Industries, Inc.	9,315	1,052,781
Toll Brothers, Inc.	18,791	1,866,886
		4,696,729
Home Furnishings — 0.6%
Dolby Laboratories, Inc., Class A	10,412	866,070
Leggett & Platt, Inc.	23,308	540,979
Tempur Sealy International, Inc.	30,119	1,502,637
		2,909,686
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	4,151	475,289
Housewares — 0.1%
Scotts Miracle-Gro Co.	7,265	408,729
Insurance — 5.5%
American Financial Group, Inc.	11,425	1,375,570
Brighthouse Financial, Inc.†	11,225	581,118
CNO Financial Group, Inc.	19,611	533,027
Equitable Holdings, Inc.	55,627	1,818,447
Erie Indemnity Co., Class A	4,361	1,508,165
Essent Group, Ltd.	18,665	1,029,561
Fidelity National Financial, Inc.	45,202	2,261,456
First American Financial Corp.	18,039	1,088,654
Hanover Insurance Group, Inc.	6,252	825,326
Kemper Corp.	10,532	631,920
Kinsale Capital Group, Inc.	3,849	1,530,247
MGIC Investment Corp.	48,482	961,883
Old Republic International Corp.	45,587	1,278,259
Primerica, Inc.	6,125	1,434,230
Reinsurance Group of America, Inc.	11,522	2,003,561
RenaissanceRe Holdings, Ltd.	9,178	2,100,202
Security Description	Shares or Principal Amount	Value

Insurance (continued)
RLI Corp.	7,020	$ 957,317
Selective Insurance Group, Inc.	10,593	1,110,782
Unum Group	32,054	1,549,490
		24,579,215
Internet — 0.7%
GoDaddy, Inc., Class A†	24,620	2,625,969
Ziff Davis, Inc.†	8,040	541,896
		3,167,865
Iron/Steel — 1.7%
Cleveland-Cliffs, Inc.†	88,265	1,769,713
Commercial Metals Co.	20,439	1,067,325
Reliance Steel & Aluminum Co.	10,048	2,867,900
United States Steel Corp.	38,994	1,833,498
		7,538,436
Leisure Time — 0.9%
Brunswick Corp.	12,031	970,661
Harley-Davidson, Inc.	22,157	718,995
Planet Fitness, Inc., Class A†	14,937	1,012,131
Polaris, Inc.	9,281	834,919
YETI Holdings, Inc.†	15,185	667,684
		4,204,390
Lodging — 1.0%
Boyd Gaming Corp.	12,148	771,277
Choice Hotels International, Inc.	4,353	527,235
Hilton Grand Vacations, Inc.†	12,460	519,582
Hyatt Hotels Corp., Class A	7,731	992,428
Travel & Leisure Co.	12,661	511,758
Wyndham Hotels & Resorts, Inc.	14,504	1,130,297
		4,452,577
Machinery-Construction & Mining — 0.7%
BWX Technologies, Inc.	15,991	1,302,947
Oshkosh Corp.	11,436	1,259,104
Terex Corp.	11,766	722,785
		3,284,836
Machinery-Diversified — 2.8%
AGCO Corp.	10,866	1,329,239
Chart Industries, Inc.†	7,341	856,842
Cognex Corp.	30,096	1,087,669
Crane Co.	8,540	1,059,899
Esab Corp.	9,905	851,731
Flowserve Corp.	22,939	915,954
Graco, Inc.	29,509	2,517,118
Middleby Corp.†	9,371	1,321,967
Toro Co.	18,155	1,678,974
Watts Water Technologies, Inc., Class A	4,785	947,478
		12,566,871
Media — 0.8%
Cable One, Inc.	795	436,399
New York Times Co., Class A	28,607	1,389,156
Nexstar Media Group, Inc.	5,636	1,001,574
TEGNA, Inc.	34,436	536,857
		3,363,986
Metal Fabricate/Hardware — 1.0%
Advanced Drainage Systems, Inc.	11,986	1,563,214
RBC Bearings, Inc.†	5,085	1,365,526

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
Timken Co.	11,348	$ 929,515
Valmont Industries, Inc.	3,652	824,293
		4,682,548
Mining — 0.6%
Alcoa Corp.	31,202	928,259
MP Materials Corp.†	25,181	398,112
Royal Gold, Inc.	11,485	1,313,769
		2,640,140
Miscellaneous Manufacturing — 1.3%
Carlisle Cos., Inc.	8,511	2,674,667
Donaldson Co., Inc.	21,100	1,362,849
ITT, Inc.	14,354	1,733,676
		5,771,192
Oil & Gas — 3.8%
Antero Resources Corp.†	49,392	1,103,417
Chesapeake Energy Corp.	19,478	1,501,949
Chord Energy Corp.	7,217	1,109,686
Civitas Resources, Inc.	14,919	966,900
CNX Resources Corp.†	27,772	560,995
HF Sinclair Corp.	27,370	1,546,131
Matador Resources Co.	19,370	1,063,219
Murphy Oil Corp.	25,656	992,887
Ovintiv, Inc.	44,372	1,882,260
PBF Energy, Inc., Class A	19,014	960,397
Permian Resources Corp.	72,674	979,646
Range Resources Corp.	42,187	1,225,111
Southwestern Energy Co.†	192,569	1,242,070
Valaris, Ltd.†	10,960	678,095
Weatherford International PLC†	12,609	1,129,136
		16,941,899
Oil & Gas Services — 0.5%
ChampionX Corp.	34,057	933,502
NOV, Inc.	68,870	1,343,654
		2,277,156
Packaging & Containers — 1.8%
AptarGroup, Inc.	11,501	1,493,750
Berry Global Group, Inc.	20,647	1,351,553
Crown Holdings, Inc.	21,093	1,866,730
Graphic Packaging Holding Co.	53,507	1,364,964
Greif, Inc., Class A	4,454	278,865
Silgan Holdings, Inc.	14,150	650,051
Sonoco Products Co.	17,126	974,469
		7,980,382
Pharmaceuticals — 1.5%
BellRing Brands, Inc.†	22,981	1,270,160
Jazz Pharmaceuticals PLC†	11,007	1,350,779
Neurocrine Biosciences, Inc.†	17,177	2,400,829
Option Care Health, Inc.†	30,968	967,441
Perrigo Co. PLC	23,691	760,007
		6,749,216
Pipelines — 0.5%
Antero Midstream Corp.	59,547	728,855
DT Midstream, Inc.	16,941	909,562
Equitrans Midstream Corp.	75,747	771,862
		2,410,279
Security Description	Shares or Principal Amount	Value

Private Equity — 0.3%
Carlyle Group, Inc.	37,847	$ 1,514,637
Real Estate — 0.3%
Jones Lang LaSalle, Inc.†	8,317	1,472,608
REITS — 7.5%
Agree Realty Corp.	17,574	1,047,586
Annaly Capital Management, Inc.	87,431	1,677,801
Apartment Income REIT Corp.	25,699	840,100
Brixmor Property Group, Inc.	52,553	1,179,289
COPT Defense Properties	19,676	463,567
Cousins Properties, Inc.	26,535	607,917
CubeSmart	39,312	1,699,065
EastGroup Properties, Inc.	8,100	1,437,183
EPR Properties	13,170	583,036
Equity LifeStyle Properties, Inc.	32,587	2,205,814
First Industrial Realty Trust, Inc.	23,126	1,191,451
Gaming & Leisure Properties, Inc.	46,682	2,131,033
Healthcare Realty Trust, Inc.	66,588	1,072,733
Independence Realty Trust, Inc.	39,286	577,111
Kilroy Realty Corp.	18,652	666,995
Kite Realty Group Trust	38,355	820,797
Lamar Advertising Co., Class A	15,311	1,602,755
Medical Properties Trust, Inc.	104,723	324,641
National Storage Affiliates Trust	13,508	504,524
NNN REIT, Inc.	31,896	1,286,685
Omega Healthcare Investors, Inc.	42,832	1,242,128
Park Hotels & Resorts, Inc.	36,712	553,617
Physicians Realty Trust	41,695	510,347
PotlatchDeltic Corp.	13,875	620,629
Rayonier, Inc.	23,852	722,716
Rexford Industrial Realty, Inc.	36,906	1,940,887
Sabra Health Care REIT, Inc.	40,424	539,256
STAG Industrial, Inc.	31,744	1,172,623
Starwood Property Trust, Inc.	52,023	1,057,628
Vornado Realty Trust	27,950	759,960
WP Carey, Inc.	38,230	2,368,731
		33,408,605
Retail — 5.7%
AutoNation, Inc.†	4,535	633,358
BJ's Wholesale Club Holdings, Inc.†	23,380	1,504,269
Burlington Stores, Inc.†	11,344	2,168,406
Casey's General Stores, Inc.	6,515	1,767,910
Dick's Sporting Goods, Inc.	10,744	1,601,608
FirstCash Holdings, Inc.	6,467	742,218
Five Below, Inc.†	9,736	1,747,223
Floor & Decor Holdings, Inc., Class A†	18,632	1,873,634
GameStop Corp., Class A†	46,962	668,269
Gap, Inc.	37,506	700,987
Lithia Motors, Inc.	4,811	1,418,523
Macy's, Inc.	47,839	874,975
MSC Industrial Direct Co., Inc., Class A	8,106	799,900
Murphy USA, Inc.	3,385	1,193,280
Nordstrom, Inc.	16,960	307,824
Ollie's Bargain Outlet Holdings, Inc.†	10,788	775,981
Penske Automotive Group, Inc.	3,408	505,645
RH †	2,702	684,903
Texas Roadhouse, Inc.	11,676	1,467,907
Wendy's Co.	29,209	557,308
Williams-Sonoma, Inc.	11,214	2,168,675
Wingstop, Inc.	5,143	1,445,749
		25,608,552

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans — 0.2%
New York Community Bancorp, Inc.	126,313	$ 817,245
Semiconductors — 2.5%
Allegro MicroSystems, Inc.†	12,451	322,979
Amkor Technology, Inc.	18,046	571,336
Cirrus Logic, Inc.†	9,423	727,456
IPG Photonics Corp.†	5,168	505,896
Lattice Semiconductor Corp.†	24,131	1,468,613
MACOM Technology Solutions Holdings, Inc.†	9,461	815,822
MKS Instruments, Inc.	10,991	1,169,992
Onto Innovation, Inc.†	8,581	1,385,831
Power Integrations, Inc.	9,940	745,102
Rambus, Inc.†	18,796	1,288,090
Silicon Laboratories, Inc.†	5,556	685,388
Synaptics, Inc.†	6,853	731,969
Wolfspeed, Inc.†	21,911	713,203
		11,131,677
Software — 2.6%
Aspen Technology, Inc.†	4,900	940,751
Blackbaud, Inc.†	7,532	609,489
CommVault Systems, Inc.†	7,656	701,902
Concentrix Corp.	8,267	734,688
Doximity, Inc., Class A†	20,658	556,733
Dropbox, Inc., Class A†	44,788	1,418,884
Dynatrace, Inc.†	41,690	2,376,330
Manhattan Associates, Inc.†	10,763	2,610,673
Teradata Corp.†	17,098	789,586
ZoomInfo Technologies, Inc.†	51,791	830,728
		11,569,764
Telecommunications — 0.8%
Calix, Inc.†	10,249	340,062
Ciena Corp.†	25,847	1,369,891
Frontier Communications Parent, Inc.†	38,669	952,417
Iridium Communications, Inc.	21,653	785,138
		3,447,508
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	61,756	1,104,815
Transportation — 2.0%
Kirby Corp.†	10,332	812,715
Knight-Swift Transportation Holdings, Inc.	28,199	1,618,059
Landstar System, Inc.	6,284	1,204,768
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Ryder System, Inc.	7,749	$ 880,054
Saia, Inc.†	4,641	2,091,142
Werner Enterprises, Inc.	11,083	438,333
XPO, Inc.†	20,276	1,732,381
		8,777,452
Trucking & Leasing — 0.2%
GATX Corp.	6,206	761,166
Water — 0.4%
Essential Utilities, Inc.	43,937	1,575,581
Total Common Stocks (cost $360,829,647)		435,032,467
UNAFFILIATED INVESTMENT COMPANIES — 1.5%
SPDR S&P MidCap 400 Trust ETF (cost $6,359,918)	13,500	6,730,560
Total Long-Term Investment Securities (cost $367,189,565)		441,763,027
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
5.26%, 03/12/2024(1) (cost $845,035)	$ 850,000	845,026
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $4,205,812 and collateralized by $4,578,100 of United States Treasury Notes, bearing interest at 1.38% due 08/31/2026 and having an approximate value of $4,289,815 (cost $4,205,625)	4,205,625	4,205,625
TOTAL INVESTMENTS (cost $372,240,225)(2)	100.1%	446,813,678
Other assets less liabilities	(0.1)	(325,300)
NET ASSETS	100.0%	$446,488,378
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
17	Long	S&P Mid Cap 400 E-Mini Index	March 2024	$4,654,758	$4,663,610	$8,852
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$435,032,467	$ —	$—	$435,032,467
Unaffiliated Investment Companies	6,730,560	—	—	6,730,560
Short-Term Investments	—	845,026	—	845,026
Repurchase Agreements	—	4,205,625	—	4,205,625
Total Investments at Value	$441,763,027	$5,050,651	$—	$446,813,678
Other Financial Instruments:†
Futures Contracts	$ 8,852	$ —	$—	$ 8,852
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Insurance	8.8%
Pharmaceuticals	8.1
Semiconductors	7.7
Beverages	7.2
Software	7.0
Machinery-Diversified	6.4
Banks	5.1
Oil & Gas	5.0
Entertainment	4.6
Aerospace/Defense	4.2
Mining	4.0
Commercial Services	4.0
Healthcare-Products	3.1
Retail	3.0
Electronics	2.9
Household Products/Wares	2.3
Electrical Components & Equipment	2.0
Apparel	2.0
Transportation	1.8
Diversified Financial Services	1.7
Cosmetics/Personal Care	1.7
Agriculture	1.6
Miscellaneous Manufacturing	1.1
Machinery-Construction & Mining	1.1
Internet	1.0
Auto Parts & Equipment	0.4
Private Equity	0.3
98.1%
Country Allocation*
United Kingdom	20.1%
France	13.5
Germany	11.9
Netherlands	7.8
Sweden	7.5
Canada	6.6
Switzerland	4.8
Denmark	3.9
Japan	3.0
Taiwan	3.0
South Korea	2.9
Hong Kong	2.1
Finland	1.9
Italy	1.7
Singapore	1.6
Bermuda	1.5
Belgium	1.4
Jersey	1.3
Australia	1.2
Cayman Islands	0.4
98.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Australia — 1.2%
Aristocrat Leisure, Ltd.	145,649	$ 4,197,840
Belgium — 1.4%
KBC Group NV	72,506	4,725,611
Bermuda — 1.5%
Hiscox, Ltd.	397,031	5,228,627
Canada — 6.6%
Barrick Gold Corp.	506,806	7,916,193
Constellation Software, Inc.	4,197	11,599,884
Tourmaline Oil Corp.	79,842	3,452,130
		22,968,207
Cayman Islands — 0.4%
Minth Group, Ltd.	844,200	1,366,864
Denmark — 3.9%
Carlsberg A/S, Class B	64,326	8,273,477
Tryg A/S	247,041	5,283,966
		13,557,443
Finland — 1.9%
Kone Oyj, Class B	134,222	6,642,871
France — 13.5%
AXA SA	168,817	5,683,478
Legrand SA	71,633	6,965,562
L'Oreal SA	8,378	4,017,503
LVMH Moet Hennessy Louis Vuitton SE	6,513	5,416,867
Pernod Ricard SA	35,571	5,854,363
Safran SA	40,342	7,554,437
Sanofi SA	55,153	5,538,001
Thales SA	38,629	5,650,241
		46,680,452
Germany — 11.9%
adidas AG	6,798	1,293,534
Deutsche Boerse AG	29,996	5,986,317
Deutsche Post AG	126,573	6,090,698
Infineon Technologies AG	167,711	6,115,536
Knorr-Bremse AG	64,159	3,969,359
Merck KGaA	20,752	3,417,824
MTU Aero Engines AG	6,529	1,507,828
SAP SE	73,942	12,868,110
		41,249,206
Hong Kong — 2.1%
AIA Group, Ltd.	921,800	7,167,508
Italy — 1.7%
Moncler SpA	94,403	5,812,309
Japan — 3.0%
Hoya Corp.	31,546	4,001,513
Keyence Corp.	4,358	1,954,899
Shiseido Co., Ltd.	64,400	1,825,362
SMC Corp.	4,900	2,726,857
		10,508,631
Jersey — 1.3%
Experian PLC	107,970	4,501,361
Netherlands — 7.8%
Heineken NV	107,408	10,809,982
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
QIAGEN NV	197,507	$ 8,605,390
Universal Music Group NV	265,127	7,805,647
		27,221,019
Singapore — 1.6%
DBS Group Holdings, Ltd.	234,100	5,542,995
South Korea — 2.9%
Samsung Electronics Co., Ltd.	131,852	7,149,639
SK Hynix, Inc.	27,789	2,753,090
		9,902,729
Sweden — 7.5%
Atlas Copco AB, Class A	263,648	4,206,555
Boliden AB	87,221	2,299,396
Epiroc AB, Class A	222,105	3,909,079
Evolution AB*	34,599	4,049,097
Hexagon AB, Class B	594,683	6,481,381
Svenska Handelsbanken AB, Class A	467,681	5,044,391
		25,989,899
Switzerland — 4.8%
Alcon, Inc.	26,317	1,973,710
Novartis AG	39,845	4,126,707
Partners Group Holding AG	813	1,104,756
Roche Holding AG	24,279	6,936,940
UBS Group AG	86,219	2,575,075
		16,717,188
Taiwan — 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	92,494	10,448,122
United Kingdom — 20.1%
Anglo American PLC	151,110	3,586,691
Associated British Foods PLC	155,943	4,625,777
AstraZeneca PLC	59,126	7,869,296
BP PLC	737,133	4,317,514
British American Tobacco PLC	189,189	5,586,625
Halma PLC	226,355	6,289,350
Legal & General Group PLC	842,122	2,708,061
Prudential PLC	447,637	4,612,295
Reckitt Benckiser Group PLC	110,849	8,004,651
RELX PLC (LSE)	104,794	4,334,185
RELX PLC (XAMS)	118,893	4,909,700
Rightmove PLC	470,586	3,320,586
Shell PLC	302,981	9,406,640
		69,571,371
Total Common Stocks (cost $299,063,019)		340,000,253

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	4,633	$ 0
TOTAL INVESTMENTS (cost $299,063,019)(2)	98.1%	340,000,253
Other assets less liabilities	1.9	6,754,781
NET ASSETS	100.0%	$346,755,034
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Morgan Stanley International Equities Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $4,049,097 representing 1.2% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$22,968,207	$ —	$—	$ 22,968,207
Taiwan	10,448,122	—	—	10,448,122
Other Countries	—	306,583,924	—	306,583,924
Warrants	—	—	0	0
Total Investments at Value	$33,416,329	$306,583,924	$ 0	$340,000,253
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Insurance	10.8%
Pharmaceuticals	9.0
Auto Manufacturers	6.9
Food	6.1
Telecommunications	4.8
Electric	4.7
Banks	4.2
Auto Parts & Equipment	3.8
Commercial Services	3.6
Retail	3.4
Gas	3.0
Chemicals	2.9
Building Materials	2.9
Oil & Gas	2.3
Mining	2.3
Transportation	2.2
Computers	2.1
Real Estate	2.0
Electronics	1.7
Office/Business Equipment	1.6
Engineering & Construction	1.5
Distribution/Wholesale	1.4
Home Builders	1.4
Apparel	1.3
Iron/Steel	1.3
Home Furnishings	1.1
Machinery-Construction & Mining	1.0
Healthcare-Products	0.9
Agriculture	0.9
Cosmetics/Personal Care	0.9
Machinery-Diversified	0.9
Healthcare-Services	0.8
Diversified Financial Services	0.8
REITS	0.6
Hand/Machine Tools	0.5
Advertising	0.5
Holding Companies-Diversified	0.4
Lodging	0.4
Software	0.4
Repurchase Agreements	0.3
Packaging & Containers	0.3
Internet	0.3
Aerospace/Defense	0.2
Media	0.2
Miscellaneous Manufacturing	0.2
Beverages	0.2
Biotechnology	0.1
Forest Products & Paper	0.1
Private Equity	0.1
Oil & Gas Services	0.1
99.4%
Country Allocation*
Japan	26.0%
United Kingdom	12.0
Canada	8.7
Spain	6.7
Netherlands	6.7
France	5.7
Germany	5.5
Switzerland	5.4
Australia	5.4
Sweden	3.5
Israel	1.8

Italy	1.7%
Finland	1.7
Jersey	1.3
Denmark	1.2
Cayman Islands	1.2
Hong Kong	0.9
Luxembourg	0.8
Belgium	0.6
Norway	0.6
United States	0.4
Singapore	0.4
Austria	0.4
Bermuda	0.3
New Zealand	0.3
Portugal	0.2
99.4%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Australia — 5.4%
AGL Energy, Ltd.	891,434	$ 5,040,509
AMP, Ltd.	510,107	310,335
Ampol, Ltd.	64,071	1,525,259
Aurizon Holdings, Ltd.	376,123	929,130
BlueScope Steel, Ltd.	96,989	1,490,569
Brambles, Ltd.	95,315	911,904
Downer EDI, Ltd.	71,231	194,549
Lendlease Corp., Ltd.	29,778	143,716
Medibank Private, Ltd.	430,276	1,081,693
Metcash, Ltd.	271,724	645,456
Rio Tinto, Ltd.	68,209	5,918,709
Scentre Group	211,342	419,503
Stockland	376,582	1,123,030
Suncorp Group, Ltd.	378,196	3,508,637
Telstra Group, Ltd.	436,463	1,150,629
Viva Energy Group, Ltd.*	311,413	710,394
		25,104,022
Austria — 0.4%
Strabag SE	2,202	102,874
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,515	184,234
voestalpine AG	48,383	1,428,469
		1,715,577
Belgium — 0.6%
bpost SA	73,725	301,323
Colruyt Group NV	11,597	530,217
Proximus SADP	75,349	715,609
UCB SA	14,178	1,330,053
		2,877,202
Bermuda — 0.3%
First Pacific Co., Ltd.	360,000	136,778
Jardine Matheson Holdings, Ltd.	3,700	148,383
Kerry Properties, Ltd.	237,500	375,216
Skyworth Group, Ltd.	1,444,000	456,163
Yue Yuen Industrial Holdings, Ltd.	339,500	318,722
		1,435,262
Canada — 8.7%
Atco, Ltd., Class I	42,851	1,198,406
B2Gold Corp.	95,600	266,652
Bank of Nova Scotia	25,100	1,173,742
Bausch Health Cos., Inc.†	179,800	1,409,567
Canadian Tire Corp., Ltd., Class A	5,291	562,374
Canfor Corp.†	3,600	43,593
Celestica, Inc.†	43,400	1,491,698
CGI, Inc.†	18,600	2,082,945
CI Financial Corp.	71,220	868,763
Finning International, Inc.	42,600	1,232,895
George Weston, Ltd.	4,751	605,338
Gildan Activewear, Inc.	18,145	599,232
H&R Real Estate Investment Trust	100,319	734,979
Kinross Gold Corp.	317,000	1,747,160
Linamar Corp.	8,900	422,145
Lundin Mining Corp.	131,200	1,071,498
Magna International, Inc.	211,209	12,003,778
Manulife Financial Corp.	65,100	1,439,081
Methanex Corp.	6,200	274,941
Onex Corp.	8,181	604,060
Open Text Corp.	22,000	959,396
RioCan Real Estate Investment Trust	29,607	402,776
SNC-Lavalin Group, Inc.	11,900	394,675
Security Description	Shares or Principal Amount	Value

Canada (continued)
Sun Life Financial, Inc.	32,222	$ 1,670,238
Suncor Energy, Inc.	220,145	7,289,862
		40,549,794
Cayman Islands — 1.2%
CK Asset Holdings, Ltd.	300,500	1,344,772
JOYY, Inc. ADR	26,215	803,752
Kingboard Holdings, Ltd.	199,000	352,604
Kingboard Laminates Holdings, Ltd.	357,000	214,835
Melco Resorts & Entertainment, Ltd. ADR†	234,896	1,834,538
WH Group, Ltd.*	1,880,500	1,106,382
		5,656,883
Denmark — 1.2%
AP Moller-Maersk A/S, Series B	635	1,171,086
Carlsberg A/S, Class B	2,147	276,143
H Lundbeck A/S	135,671	686,192
H Lundbeck A/S, Class A	6,058	26,707
ISS A/S	98,260	1,854,750
Pandora A/S	9,955	1,455,616
ROCKWOOL A/S, Class B	680	185,489
Schouw & Co. A/S	690	55,060
		5,711,043
Finland — 1.7%
Fortum Oyj	35,835	488,651
Kesko Oyj, Class B	32,101	624,535
Nokia Oyj	199,005	719,213
Nokian Renkaat Oyj	74,422	670,628
Nordea Bank Abp	317,048	3,898,016
Wartsila OYJ Abp	93,980	1,385,602
		7,786,645
France — 5.7%
Amundi SA*	6,792	459,643
AXA SA	47,433	1,596,903
Bouygues SA	21,564	790,262
Carrefour SA	225,914	3,858,315
Cie de Saint-Gobain SA	69,690	4,935,055
L'Oreal SA	2,644	1,267,878
Orange SA	237,525	2,823,644
Renault SA	103,170	3,868,422
Sanofi SA	65,855	6,612,606
Valeo SE	53,960	705,642
		26,918,370
Germany — 5.5%
adidas AG	27,264	5,187,836
Aurubis AG	6,593	477,797
Bayerische Motoren Werke AG	79,579	8,301,058
Continental AG	14,066	1,156,193
Fresenius Medical Care AG	26,062	1,012,106
Fresenius SE & Co. KGaA	71,402	2,008,663
Heidelberg Materials AG	43,860	4,070,381
Knorr-Bremse AG	6,512	402,881
METRO AG†	199,928	1,351,435
Muenchener Rueckversicherungs-Gesellschaft AG	1,905	811,135
Schaeffler AG (Preference Shares)	124,256	787,669
Talanx AG	2,220	156,284
		25,723,438
Hong Kong — 0.9%
CLP Holdings, Ltd.	6,000	47,562
PCCW, Ltd.	221,000	114,199

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sun Art Retail Group, Ltd.	147,000	$ 18,048
Sun Hung Kai Properties, Ltd.	153,500	1,420,406
Swire Pacific, Ltd., Class A	252,500	1,946,107
Wharf Holdings, Ltd.	300,000	869,711
		4,416,033
Israel — 1.8%
Bezeq The Israeli Telecommunication Corp., Ltd.	947,227	1,252,785
Check Point Software Technologies, Ltd.†	5,291	840,899
Delek Group, Ltd.	1,682	209,026
G City, Ltd. †	41,985	134,110
Israel Corp., Ltd.†	597	137,001
Oil Refineries, Ltd.	1,924,949	663,854
Paz Oil Co., Ltd.	2,528	208,052
Plus500, Ltd.	12,677	287,585
Teva Pharmaceutical Industries, Ltd. ADR†	355,699	4,303,958
ZIM Integrated Shipping Services, Ltd.	31,405	471,075
		8,508,345
Italy — 1.7%
A2A SpA	200,900	397,809
Enel SpA	615,572	4,198,655
Leonardo SpA	64,201	1,119,691
Telecom Italia SpA†	6,269,659	1,889,653
Unipol Gruppo SpA	65,907	410,252
UnipolSai Assicurazioni SpA	54,883	145,130
		8,161,190
Japan — 26.0%
AGC, Inc.	26,300	990,976
Alfresa Holdings Corp.	62,700	1,029,097
Alps Alpine Co., Ltd.	60,800	451,186
Amada Co., Ltd.	98,700	1,066,467
Arcs Co., Ltd.	3,700	73,755
Astellas Pharma, Inc.	91,900	1,074,980
Azbil Corp.	1,800	58,213
Bic Camera, Inc.	8,300	77,475
Bridgestone Corp.	23,900	1,038,935
Brother Industries, Ltd.	4,300	72,090
Canon Marketing Japan, Inc.	8,800	267,787
Canon, Inc.	178,500	4,943,828
Casio Computer Co., Ltd.	19,200	165,424
Chubu Electric Power Co., Inc.	203,800	2,649,741
Coca-Cola Bottlers Japan Holdings, Inc.	23,400	318,435
Cosmo Energy Holdings Co., Ltd.	19,300	805,821
Dai Nippon Printing Co., Ltd.	78,200	2,262,784
Daicel Corp.	99,100	972,151
Daito Trust Construction Co., Ltd.	45,000	5,121,309
DCM Holdings Co., Ltd.	10,900	101,727
Denka Co., Ltd.	9,800	171,175
DIC Corp.	32,000	604,649
Ebara Corp.	18,500	1,170,335
Edion Corp.	83,900	923,335
Eisai Co., Ltd.	6,200	293,293
Electric Power Development Co., Ltd.	86,300	1,447,691
EXEO Group, Inc.	6,200	138,473
Fuji Media Holdings, Inc.	16,600	196,877
Fujitsu, Ltd.	30,000	4,236,174
H2O Retailing Corp.	79,900	859,687
Haseko Corp.	3,900	50,731
Hino Motors, Ltd.†	301,100	1,025,189
Inabata & Co., Ltd.	29,500	645,661
Isuzu Motors, Ltd.	115,800	1,584,007
Security Description	Shares or Principal Amount	Value

Japan (continued)
Itoham Yonekyu Holdings, Inc.	13,800	$ 387,182
Izumi Co., Ltd.	4,700	110,748
Japan Post Holdings Co., Ltd.	1,895,600	18,196,128
Japan Post Insurance Co., Ltd.	34,500	650,263
Japan Tobacco, Inc.	16,400	432,295
JFE Holdings, Inc.	24,100	381,355
JTEKT Corp.	21,300	195,185
Kajima Corp.	43,500	774,742
Kamigumi Co., Ltd.	6,000	138,091
Kandenko Co., Ltd.	24,500	252,373
Kaneka Corp.	14,600	355,603
Kansai Electric Power Co., Inc.	43,300	592,864
Kao Corp.	19,000	755,048
KDDI Corp.	6,600	218,390
Kewpie Corp.	13,200	235,422
Kinden Corp.	4,200	70,048
Konica Minolta, Inc.†	230,100	632,479
K's Holdings Corp.	63,000	572,867
Kuraray Co., Ltd.	48,900	512,990
Kyudenko Corp.	2,500	95,173
Kyushu Electric Power Co., Inc.†	15,600	117,177
Mazda Motor Corp.	402,700	4,881,349
Medipal Holdings Corp.	95,100	1,523,803
MEIJI Holdings Co., Ltd.	11,100	269,108
Mitsubishi Chemical Group Corp.	124,600	752,288
Mitsubishi Electric Corp.	317,600	4,677,178
Mitsubishi Shokuhin Co., Ltd.	3,400	116,233
Mitsui Mining & Smelting Co., Ltd.	19,100	591,580
Morinaga Milk Industry Co., Ltd.	5,600	114,912
MS&AD Insurance Group Holdings, Inc.	134,400	5,578,667
Nabtesco Corp.	15,800	304,617
NEC Corp.	29,400	1,919,491
Nippon Electric Glass Co., Ltd.	5,800	128,894
NIPPON EXPRESS HOLDINGS, Inc.	10,800	643,239
Nippon Light Metal Holdings Co., Ltd.	21,100	260,137
Nippon Paper Industries Co., Ltd.†	5,700	52,761
Nippon Telegraph & Telephone Corp.	511,400	645,644
Nippon Television Holdings, Inc.	4,700	54,879
Nissan Motor Co., Ltd.	868,100	3,413,822
Nisshinbo Holdings, Inc.	18,400	152,225
Nitto Denko Corp.	25,400	2,103,320
Nomura Real Estate Holdings, Inc.	3,100	84,947
Otsuka Corp.	18,100	761,465
Otsuka Holdings Co., Ltd.	13,900	547,039
PALTAC Corp.	6,700	204,571
Panasonic Holdings Corp.	326,000	3,063,371
Persol Holdings Co., Ltd.	584,100	937,929
Pola Orbis Holdings, Inc.	33,700	349,800
Resonac Holdings Corp.	33,000	658,934
Ricoh Co., Ltd.	181,600	1,431,853
Sankyu, Inc.	4,700	175,885
Sanwa Holdings Corp.	4,300	65,864
SCREEN Holdings Co., Ltd.	12,200	1,192,682
Secom Co., Ltd.	5,700	413,038
Sega Sammy Holdings, Inc.	50,000	735,679
Seiko Epson Corp.	13,900	203,777
Seino Holdings Co., Ltd.	27,100	397,031
Sekisui Chemical Co., Ltd.	16,700	238,797
Sekisui House, Ltd.	44,500	1,004,279
Sharp Corp.†	35,900	241,310
Shikoku Electric Power Co., Inc.	10,900	76,827
Shimamura Co., Ltd.	7,200	792,188
Shimizu Corp.	24,300	163,545

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sohgo Security Services Co., Ltd.	17,700	$ 97,019
Sompo Holdings, Inc.	11,000	571,759
Subaru Corp.	123,400	2,475,199
Sugi Holdings Co., Ltd.	5,100	244,003
Sumitomo Heavy Industries, Ltd.	12,800	332,780
Sumitomo Pharma Co., Ltd.	60,200	176,593
Sumitomo Rubber Industries, Ltd.	28,700	332,899
Sundrug Co., Ltd.	10,700	322,872
Suzuken Co., Ltd.	39,200	1,219,873
Taiheiyo Cement Corp.	41,300	851,079
Taisei Corp.	35,200	1,283,363
Toho Holdings Co., Ltd.	12,300	266,828
Tohoku Electric Power Co., Inc.	231,000	1,567,800
Tokai Rika Co., Ltd.	13,100	207,233
Toppan Holdings, Inc.	30,400	837,198
Tosoh Corp.	14,200	183,323
Toyo Seikan Group Holdings, Ltd.	89,800	1,429,570
Tsuruha Holdings, Inc.	7,900	626,531
UBE Corp.	15,200	252,468
United Super Markets Holdings, Inc.	37,600	258,878
Yamada Holdings Co., Ltd.	378,700	1,160,155
Yamato Holdings Co., Ltd.	154,100	2,668,190
		121,856,452
Jersey — 1.3%
Ferguson PLC	20,640	3,857,699
WPP PLC	219,099	2,124,606
		5,982,305
Luxembourg — 0.8%
ArcelorMittal SA	102,074	2,799,396
RTL Group SA	6,209	239,683
Subsea 7 SA	35,160	474,498
		3,513,577
Netherlands — 6.7%
Akzo Nobel NV	64,935	4,969,855
Koninklijke Ahold Delhaize NV	546,033	15,339,316
Koninklijke Philips NV	185,886	3,969,628
NN Group NV	94,786	3,881,658
Randstad NV	56,356	3,195,407
		31,355,864
New Zealand — 0.3%
Air New Zealand, Ltd.	333,661	129,487
Contact Energy, Ltd.	63,949	315,416
Fletcher Building, Ltd.	198,008	546,521
Spark New Zealand, Ltd.	83,812	271,894
		1,263,318
Norway — 0.6%
Atea ASA	19,822	264,199
DNB Bank ASA	37,696	731,228
Mowi ASA	15,073	271,023
Orkla ASA	10,657	83,475
Telenor ASA	125,000	1,386,966
		2,736,891
Portugal — 0.2%
Navigator Co. SA	141,151	581,674
Sonae SGPS SA	398,332	385,880
		967,554
Security Description	Shares or Principal Amount	Value

Singapore — 0.4%
ComfortDelGro Corp., Ltd.	730,800	$ 761,373
Hutchison Port Holdings Trust	1,950,100	292,413
Jardine Cycle & Carriage, Ltd.	37,600	723,476
		1,777,262
Spain — 6.7%
ACS Actividades de Construccion y Servicios SA	42,071	1,660,839
Banco Bilbao Vizcaya Argentaria SA	1,053,630	9,875,876
Banco Santander SA	904,210	3,632,825
Endesa SA	83,680	1,656,602
Mapfre SA	787,553	1,733,376
Naturgy Energy Group SA	110,311	2,973,273
Telefonica SA	2,444,417	9,984,953
		31,517,744
Sweden — 3.5%
Electrolux AB, Class B†	97,845	913,070
Getinge AB, Class B	25,041	536,420
H & M Hennes & Mauritz AB, Class B	181,561	2,556,068
Hexpol AB	28,915	330,989
Husqvarna AB, Class B	41,417	319,923
Loomis AB	8,020	217,224
Peab AB	24,041	119,191
Securitas AB, Class B	164,875	1,599,096
Skanska AB, Class B	41,189	714,212
Swedbank AB, Class A	53,844	1,098,192
Telia Co. AB	223,870	578,212
Volvo AB, Class B	303,810	7,255,246
		16,237,843
Switzerland — 5.4%
ABB, Ltd.	110,432	4,670,488
Adecco Group AG	90,679	3,928,298
Holcim AG	21,193	1,628,554
Roche Holding AG	32,225	9,207,253
Swatch Group AG	12,167	2,851,400
Swiss Life Holding AG	292	209,853
Swiss Re AG	17,613	2,022,726
Zurich Insurance Group AG	1,588	807,934
		25,326,506
United Kingdom — 12.0%
Abrdn PLC	644,991	1,375,849
Barratt Developments PLC	204,849	1,394,701
Berkeley Group Holdings PLC	5,290	320,750
BT Group PLC	305,765	433,228
Centrica PLC	6,311,547	11,051,524
Currys PLC†	382,509	238,577
Direct Line Insurance Group PLC†	759,810	1,631,093
Evraz PLC†(1)	204,785	3,550
GSK PLC	667,962	13,228,282
Haleon PLC	389,970	1,588,339
Imperial Brands PLC	152,302	3,654,252
Inchcape PLC	203,878	1,761,705
International Distributions Services PLC†	712,599	2,499,266
Johnson Matthey PLC	53,263	1,098,089
Kingfisher PLC	504,297	1,401,939
M&G PLC	1,996,620	5,648,948
Marks & Spencer Group PLC	699,164	2,185,436
Pearson PLC	27,463	337,004
Persimmon PLC	126,753	2,325,164
SSE PLC	121,134	2,579,790

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Taylor Wimpey PLC	479,804	$ 896,933
Travis Perkins PLC	66,408	660,051
		56,314,470
United States — 0.1%
Autoliv, Inc.	5,180	554,882
Total Long-Term Investment Securities (cost $444,576,690)		463,968,472
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $1,682,166 and collateralized by $1,831,100 of United States Treasury Notes, bearing interest at 1.38% due 08/31/2026 and having an approximate value of $1,715,795 (cost $1,682,091)	$1,682,091	1,682,091
TOTAL INVESTMENTS (cost $446,258,781)(2)	99.4%	465,650,563
Other assets less liabilities	0.6	2,586,796
NET ASSETS	100.0%	$468,237,359
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $2,276,419 representing 0.5% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$40,549,794	$ —	$ —	$ 40,549,794
Cayman Islands	2,638,290	3,018,593	—	5,656,883
Israel	5,615,932	2,892,413	—	8,508,345
United Kingdom	—	56,310,920	3,550	56,314,470
United States	554,882	—	—	554,882
Other Countries	—	352,384,098	—	352,384,098
Repurchase Agreements	—	1,682,091	—	1,682,091
Total Investments at Value	$49,358,898	$416,288,115	$3,550	$465,650,563
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Repurchase Agreements	73.7%
U.S. Government & Agency Obligations	31.9
Short-Term Investments	4.8
Collateralized Mortgage Obligations	3.8
Other Asset Backed Securities	1.9
Banks	1.9
Auto Loan Receivables	1.7
Electric	1.6
Foreign Government Obligations	1.3
Diversified Financial Services	0.8
REITS	0.6
Purchased Options	0.5
Airlines	0.4
Healthcare-Services	0.4
Insurance	0.3
Auto Manufacturers	0.3
Home Equity	0.2
Gas	0.2
Telecommunications	0.2
Municipal Securities	0.2
Semiconductors	0.2
Pipelines	0.2
Biotechnology	0.1
Private Equity	0.1
Lodging	0.1
Media	0.1
Agriculture	0.1
Machinery-Construction & Mining	0.1
Aerospace/Defense	0.1
Software	0.1
Oil & Gas	0.1
Trucking & Leasing	0.1
128.1%
Credit Quality †#
Aaa	72.0%
Aa	0.9
A	5.0
Baa	9.7
Ba	1.6
B	0.6
Caa	0.7
Not Rated@	9.5
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 8.1%
Aerospace/Defense — 0.1%
Spirit AeroSystems, Inc.
3.85%, 06/15/2026		$ 800,000	$ 756,936
Agriculture — 0.1%
Imperial Brands Finance PLC
6.13%, 07/27/2027*		600,000	616,744
JT International Financial Services BV
6.88%, 10/24/2032*		200,000	222,464
			839,208
Airlines — 0.4%
Alaska Airlines Pass-Through Trust
4.80%, 02/15/2029*		152,967	149,487
American Airlines Pass-Through Trust
3.00%, 04/15/2030		470,566	426,694
3.25%, 04/15/2030		134,569	119,599
3.38%, 11/01/2028		115,052	107,750
4.00%, 08/15/2030		68,625	62,245
British Airways Pass-Through Trust
3.35%, 12/15/2030*		369,454	335,579
3.80%, 03/20/2033*		384,411	361,276
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031		348,484	295,966
United Airlines Pass-Through Trust
2.88%, 04/07/2030		687,850	623,793
3.10%, 04/07/2030		687,850	603,895
4.55%, 02/25/2033		727,970	656,272
			3,742,556
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC
6.80%, 05/12/2028		700,000	727,377
Hyundai Capital America FRS
6.50%, (SOFR+1.15%), 08/04/2025*		1,000,000	1,000,927
Nissan Motor Co., Ltd.
3.52%, 09/17/2025*		900,000	869,590
4.35%, 09/17/2027*		200,000	192,236
			2,790,130
Banks — 1.9%
Bank of America Corp.
5.93%, 09/15/2027		300,000	306,442
Barclays PLC
6.22%, 05/09/2034		600,000	617,946
Citigroup, Inc.
4.40%, 06/10/2025		750,000	741,403
Credit Suisse Group AG
6.37%, 07/15/2026*		1,700,000	1,719,082
7.75%, 03/01/2029	EUR	600,000	744,861
Credit Suisse Group AG FRS
4.93%, (3 ME+1.00%), 01/16/2026	EUR	200,000	216,856
Danske Bank A/S
6.26%, 09/22/2026*		1,300,000	1,322,518
HSBC Holdings PLC
6.33%, 03/09/2044		500,000	540,957
7.39%, 11/03/2028		1,100,000	1,181,139
ING Groep NV
6.11%, 09/11/2034		300,000	314,931
JPMorgan Chase & Co.
4.57%, 06/14/2030		1,400,000	1,377,876
KBC Group NV
6.32%, 09/21/2034*		300,000	316,471
Security Description		Shares or Principal Amount	Value

Banks (continued)
Lloyds Banking Group PLC
4.38%, 03/22/2028		$ 600,000	$ 585,751
5.68%, 01/05/2035		200,000	202,694
NatWest Group PLC
4.89%, 05/18/2029		1,100,000	1,080,333
7.47%, 11/10/2026		1,500,000	1,554,234
Santander Holdings USA, Inc.
2.49%, 01/06/2028		400,000	365,694
3.45%, 06/02/2025		700,000	680,699
5.81%, 09/09/2026		1,100,000	1,107,429
Stichting AK Rabobank Certificaten
6.50%, 03/29/2024(1)	EUR	945,450	1,034,132
UBS AG
5.65%, 09/11/2028		200,000	206,725
UBS Group AG
3.75%, 03/26/2025		250,000	245,679
6.33%, 12/22/2027*		300,000	308,957
6.44%, 08/11/2028*		750,000	779,226
			17,552,035
Biotechnology — 0.1%
Amgen, Inc.
4.40%, 05/01/2045		700,000	617,253
5.15%, 03/02/2028		400,000	407,241
Illumina, Inc.
2.55%, 03/23/2031		400,000	334,874
			1,359,368
Computers — 0.0%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*		200,000	189,264
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026		1,000,000	927,517
6.10%, 01/15/2027		1,100,000	1,124,896
Ally Financial, Inc.
6.85%, 01/03/2030		300,000	309,709
American Express Co.
6.34%, 10/30/2026		600,000	612,316
Aviation Capital Group LLC
5.50%, 12/15/2024*		400,000	398,627
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*		318,000	283,820
2.88%, 02/15/2025*		400,000	387,419
Brighthouse Holdings LLC
6.50%, 07/27/2037*(1)		500,000	452,500
Cantor Fitzgerald LP
7.20%, 12/12/2028*		300,000	310,079
Lazard Group LLC
4.38%, 03/11/2029		200,000	191,908
LeasePlan Corp NV
2.88%, 10/24/2024*		1,200,000	1,176,963
Nomura Holdings, Inc.
2.33%, 01/22/2027		500,000	460,574
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*		112,000	112,002
Stifel Financial Corp.
4.00%, 05/15/2030		400,000	368,251
			7,116,581

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric — 1.6%
AEP Texas, Inc.
5.25%, 05/15/2052	$ 200,000	$ 192,808
AES Corp.
5.45%, 06/01/2028	400,000	405,250
Alabama Power Co.
3.70%, 12/01/2047	300,000	235,707
Appalachian Power Co.
4.50%, 08/01/2032	200,000	191,109
Arizona Public Service Co.
2.65%, 09/15/2050	400,000	245,683
Cleveland Electric Illuminating Co.
4.55%, 11/15/2030*	836,000	796,341
DTE Electric Co.
5.20%, 04/01/2033	100,000	103,015
Duke Energy Progress LLC
4.00%, 04/01/2052	800,000	643,387
Edison International
6.95%, 11/15/2029	400,000	434,451
Enel Finance International NV
4.63%, 06/15/2027*	1,400,000	1,390,381
Entergy Mississippi LLC
2.85%, 06/01/2028	1,900,000	1,765,873
Eversource Energy
5.45%, 03/01/2028	400,000	407,242
Georgia Power Co.
4.70%, 05/15/2032	1,300,000	1,283,719
Liberty Utilities Finance GP
2.05%, 09/15/2030*	1,000,000	808,913
Louisville Gas & Electric Co.
5.45%, 04/15/2033	100,000	103,369
Pacific Gas & Electric Co.
3.30%, 12/01/2027	500,000	468,540
3.50%, 06/15/2025	30,000	29,235
4.25%, 03/15/2046	1,300,000	1,019,283
6.10%, 01/15/2029	1,400,000	1,450,467
Rochester Gas & Electric Corp.
1.85%, 12/01/2030*	960,000	770,968
Southern California Edison Co.
3.90%, 03/15/2043	200,000	163,023
4.00%, 04/01/2047	1,500,000	1,218,893
4.05%, 03/15/2042	200,000	168,246
4.65%, 10/01/2043	480,000	436,100
		14,732,003
Electronics — 0.0%
TD SYNNEX Corp.
1.25%, 08/09/2024	500,000	488,298
Gas — 0.2%
Boston Gas Co.
3.76%, 03/16/2032*	1,100,000	978,203
Southern California Gas Co.
4.13%, 06/01/2048	1,400,000	1,172,057
		2,150,260
Healthcare-Services — 0.4%
Banner Health
1.90%, 01/01/2031	500,000	414,628
Centene Corp.
2.63%, 08/01/2031	600,000	498,030
HCA, Inc.
4.13%, 06/15/2029	300,000	286,494
5.90%, 06/01/2053	700,000	712,320
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Humana, Inc.
3.70%, 03/23/2029	$ 1,100,000	$ 1,044,910
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	569,879
		3,526,261
Insurance — 0.3%
Athene Holding, Ltd.
5.88%, 01/15/2034	600,000	602,779
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	400,000	351,320
GA Global Funding Trust
2.90%, 01/06/2032*	800,000	655,347
Willis North America, Inc.
4.65%, 06/15/2027	1,400,000	1,389,065
		2,998,511
Internet — 0.0%
Meta Platforms, Inc.
5.60%, 05/15/2053	200,000	213,440
Lodging — 0.1%
Marriott International, Inc.
2.85%, 04/15/2031	700,000	607,806
Sands China, Ltd.
4.05%, 01/08/2026	400,000	385,151
Wynn Macau, Ltd.
5.63%, 08/26/2028*	200,000	186,140
		1,179,097
Machinery-Construction & Mining — 0.1%
Weir Group PLC
2.20%, 05/13/2026*	900,000	837,019
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	300,000	181,797
4.80%, 03/01/2050	1,100,000	839,748
		1,021,545
Mining — 0.0%
Glencore Funding LLC
5.70%, 05/08/2033*	300,000	309,936
Oil & Gas — 0.1%
Aker BP ASA
4.00%, 01/15/2031*	200,000	183,116
Pioneer Natural Resources Co.
5.10%, 03/29/2026	100,000	100,691
Woodside Finance, Ltd.
3.65%, 03/05/2025*	10,000	9,801
4.50%, 03/04/2029*	300,000	288,739
		582,347
Packaging & Containers — 0.0%
Berry Global, Inc.
5.50%, 04/15/2028*	400,000	404,070
Pipelines — 0.2%
Cheniere Energy Partners LP
4.00%, 03/01/2031	300,000	272,174

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer LP
4.75%, 01/15/2026	$ 40,000	$ 39,750
6.05%, 06/01/2041	1,200,000	1,216,386
		1,528,310
Private Equity — 0.1%
KKR Group Finance Co. XII LLC
4.85%, 05/17/2032*	1,300,000	1,271,827
REITS — 0.6%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	100,000	97,277
American Tower Corp.
2.10%, 06/15/2030	400,000	335,961
4.00%, 06/01/2025	690,000	679,351
5.80%, 11/15/2028	900,000	933,197
Corporate Office Properties LP
2.75%, 04/15/2031	100,000	81,639
EPR Properties
3.60%, 11/15/2031	200,000	167,273
Goodman US Finance Five LLC
4.63%, 05/04/2032*	100,000	92,720
Goodman US Finance Three LLC
3.70%, 03/15/2028*	1,200,000	1,122,186
Highwoods Realty LP
2.60%, 02/01/2031	100,000	79,365
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	600,000	484,391
Physicians Realty LP
3.95%, 01/15/2028	315,000	302,161
Sun Communities Operating LP
5.50%, 01/15/2029	200,000	201,911
VICI Properties LP
4.75%, 02/15/2028	1,000,000	979,158
Weyerhaeuser Co.
4.75%, 05/15/2026	400,000	397,946
		5,954,536
Semiconductors — 0.2%
Broadcom, Inc.
3.47%, 04/15/2034*	100,000	86,860
Micron Technology, Inc.
6.75%, 11/01/2029	600,000	647,783
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/2033	900,000	887,242
		1,621,885
Software — 0.1%
Oracle Corp.
2.95%, 05/15/2025	700,000	681,453
Telecommunications — 0.2%
AT&T, Inc.
3.85%, 06/01/2060	1,300,000	957,869
T-Mobile USA, Inc.
2.40%, 03/15/2029	700,000	625,940
3.40%, 10/15/2052	700,000	502,869
		2,086,678
Trucking & Leasing — 0.1%
DAE Funding LLC
1.55%, 08/01/2024*	200,000	194,851
Security Description		Shares or Principal Amount	Value

Trucking & Leasing (continued)
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*		$ 300,000	$ 298,552
			493,403
Water — 0.0%
Essential Utilities, Inc.
5.38%, 01/15/2034		100,000	100,620
Total Corporate Bonds & Notes (cost $80,778,251)			76,527,577
ASSET BACKED SECURITIES — 3.8%
Auto Loan Receivables — 1.7%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A 5.44%, 02/22/2028*		1,900,000	1,916,724
Series 2023-5A, Class A 5.78%, 04/20/2028*		800,000	816,303
BMW Canada Auto Trust
Series 2023-1A, Class A1 5.43%, 01/20/2026*	CAD	510,814	379,441
Citizens Auto Receivables Trust
Series 2023-1, Class A4 5.78%, 10/15/2030*		1,900,000	1,956,311
Exeter Automobile Receivables Trust
Series 2023-3A, Class A2 6.11%, 09/15/2025		1,381,210	1,381,815
Ford Auto Securitization Trust II Asset-Backed Notes
Series 2023-B, Class A1 5.89%, 05/15/2026*	CAD	734,471	547,900
Ford Credit Auto Owner Trust FRS
Series 2023-A, Class A2B 6.07%, (SOFR30A+0.72%), 03/15/2026		1,309,171	1,312,051
GM Financial Automobile Leasing Trust
Series 2023-2, Class A2A 5.44%, 10/20/2025		1,009,863	1,009,010
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A2A 5.10%, 05/18/2026		524,983	523,895
GM Financial Revolving Receivables Trust
Series 2023-1, Class A 5.12%, 04/11/2035*		1,200,000	1,219,209
Honda Auto Receivables Owner Trust
Series 2023-2, Class A3 4.93%, 11/15/2027		1,000,000	1,002,771
Santander Drive Auto Receivables Trust
Series 2023-2, Class A2 5.87%, 03/16/2026		543,918	543,987
Tesla Auto Lease Trust
Series 2023-B, Class A2 6.02%, 09/22/2025*		1,800,000	1,806,686
Veros Auto Receivables Trust
Series 2023-1, Class A 7.12%, 11/15/2028*		454,761	456,553
Westlake Automobile Receivables Trust FRS
Series 2023-3A, Class A2B 6.02%, (SOFR30A+0.67%), 10/15/2026*		1,000,000	1,001,599
			15,874,255
Home Equity — 0.2%
JPMorgan Mtg. Acquisition Trust FRS
Series 2006-WMC2, Class A1 5.72%, (TSFR1M+0.38%), 07/25/2036		239,998	204,959

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
Mastr Asset Backed Securities Trust FRS
Series 2004-WMC3, Class M1 6.28%, (TSFR1M+0.94%), 10/25/2034	$ 404,656	$ 385,066
Merrill Lynch Mtg. Investors Trust FRS
Series 2005-NC1, Class M1 6.17%, (TSFR1M+0.83%), 10/25/2035	1,945,179	1,848,427
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2005-NC2, Class M4 6.37%, (TSFR1M+1.03%), 03/25/2035	35,279	35,147
		2,473,599
Other Asset Backed Securities — 1.9%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 6.80%, (SOFR30A+1.45%), 01/15/2037*	1,100,000	1,097,601
BDS LLC FRS
Series 2022-FL11, Class ATS 7.14%, (TSFR1M+1.80%), 03/19/2039*	1,000,000	997,202
Countrywide Asset-Backed Certs. FRS
Series 2006-26, Class 1A 5.59%, (TSFR1M+0.25%), 06/25/2037	139,402	127,793
Series 2007-1, Class 2A3 5.59%, (TSFR1M+0.25%), 07/25/2037	27,430	26,999
Series 2007-10, Class 2A4 5.70%, (TSFR1M+0.36%), 06/25/2047	505,235	481,039
Series 2006-12, Class 1A 5.71%, (TSFR1M+0.37%), 12/25/2036	892,463	803,552
Series 2005-3, Class MV7 7.40%, (TSFR1M+2.06%), 08/25/2035	1,100,000	975,577
DLLMT LLC
Series 2023-1A, Class A2 5.78%, 11/20/2025*	500,000	500,275
Elevation CLO, Ltd. FRS
Series 2014-2A, Class A1R 6.81%, (TSFR3M+1.49%), 10/15/2029*	78,565	78,538
FORT CRE Issuer LLC FRS
Series 2022-FL3, Class A 7.20%, (SOFR30A+1.85%), 02/23/2039*	1,200,000	1,173,707
Fremont Home Loan Trust FRS
Series 2005-1, Class M5 6.52%, (TSFR1M+1.18%), 06/25/2035	478,475	456,827
HERA Commercial Mtg., Ltd. FRS
Series 2021-FL1, Class A 6.50%, (TSFR1M+1.16%), 02/18/2038*	890,815	873,706
HGI CRE CLO, Ltd. FRS
Series 2022-FL3, Class A 7.05%, (SOFR30A+1.70%), 04/20/2037*	250,000	249,585
KREF, Ltd. FRS
Series 2022-FL3, Class A 6.79%, (TSFR1M+1.45%), 02/17/2039*	400,000	398,280
LCM 30, Ltd. FRS
6.66%, (TSFR3M+1.34%), 04/20/2031*	1,600,000	1,601,658
LCM XIII LP FRS
6.44%, (TSFR3M+1.13%), 07/19/2027*	12,061	12,061
LFT CRE, Ltd. FRS
Series 2021-FL1, Class A 6.62%, (TSFR1M+1.28%), 06/15/2039*	1,029,256	1,015,838
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class A 6.75%, (TSFR1M+1.41%), 07/15/2036*	398,212	395,070
Security Description		Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2022-ELL, Class A3 4.28%, 02/01/2036		$ 1,200,000	$ 1,156,737
Marble Point CLO X, Ltd. FRS
Series 2017-1A, Class AR 6.62%, (TSFR3M+1.30%), 10/15/2030*		374,211	374,592
MidOcean Credit CLO II FRS
Series 2013-2A, Class ARR 6.61%, (TSFR3M+1.29%), 01/29/2030*		100,644	100,647
Octagon Loan Funding, Ltd. FRS
Series 2014-1A, Class ARR 6.81%, (TSFR3M+1.44%), 11/18/2031*		300,000	300,450
Octane Receivables Trust
Series 2023-3A, Class A2 6.44%, 03/20/2029*		1,800,000	1,817,505
OZLM XVI, Ltd. FRS
Series 2017-16A, Class A1R 6.68%, (TSFR3M+1.29%), 05/16/2030*		452,712	453,164
PHEAA Student Loan Trust FRS
Series 2016-2A, Class A 6.41%, (SOFR30A+1.06%), 11/25/2065*		211,794	210,013
Romark CLO, Ltd. FRS
Series 2017-1A, Class A1R 6.61%, (TSFR3M+1.29%), 10/23/2030*		763,937	764,236
SMB Private Education Loan Trust FRS
Series 2016-B, Class A2B 6.90%, (TSFR1M+1.56%), 02/17/2032*		159,713	159,939
Sound Point Clo XV, Ltd. FRS
Series 2017-1A, Class ARR 6.48%, (TSFR3M+1.16%), 01/23/2029*		15,156	15,174
Start II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*		261,166	237,160
VMC Finance LLC FRS
Series 2022-FL5, Class A 7.25%, (SOFR30A+1.90%), 02/18/2039*		800,000	789,748
			17,644,673
Total Asset Backed Securities (cost $36,177,216)			35,992,527
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.8%
Commercial and Residential — 2.8%
ALBA PLC FRS
Series 2005-1, Class A3 5.53%, (SONIA+0.31%), 11/25/2042	GBP	250,497	310,506
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 3A11 5.57%, (TSFR1M+0.23%), 10/25/2046		10,495	9,050
Angel Oak Mtg. Trust VRS
Series 2020-4, Class A1 1.47%, 06/25/2065*(2)		141,806	132,066
BAMLL Commercial Mtg. Securities Trust FRS
Series 2019-RLJ, Class A 6.43%, (TSFR1M+1.10%), 04/15/2036*		1,300,000	1,296,244
Banco La Hipotecaria SA
Series 2016-1A, Class A 3.36%, 01/15/2046*(3)		740,229	687,753
Bruegel DAC FRS
Series 2021-1A, Class A 4.76%, (3 ME+0.80%), 05/22/2031*	EUR	1,841,018	1,916,287

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BX Trust FRS
Series 2018-GW, Class A 6.43%, (TSFR1M+1.10%), 05/15/2035*		$ 580,000	$ 577,100
ChaseFlex Trust FRS
Series 2007-2, Class A1 6.01%, (TSFR1M+0.67%), 05/25/2037		394,914	375,572
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.94%, 04/10/2033*(2)		1,100,000	1,018,568
Countrywide Alternative Loan Trust
Series 2005-J11, Class 1A15 5.50%, 11/25/2035		107,221	61,356
Series 2005-65CB, Class 2A6 6.00%, 12/25/2035		139,874	102,061
Series 2007-J1, Class 2A4 6.00%, 03/25/2037		626,670	234,145
Countrywide Alternative Loan Trust FRS
Series 2006-OA3, Class 2A1 5.87%, (TSFR1M+0.53%), 05/25/2036		2,307,779	2,023,268
Credit Suisse Commercial Mtg. FRS
Series 2021-SOP2, Class A 6.41%, (TSFR1M+1.08%), 06/15/2034*		799,160	751,211
CSMC Trust VRS
Series 2020-RPL5, Class A1 4.67%, 08/25/2060*(2)		221,982	220,930
DBUBS Mtg. Trust
Series 2017-BRBK, Class A 3.45%, 10/10/2034*		1,200,000	1,115,759
Eurosail PLC FRS
Series 2007-3A, Class A3C 6.29%, (SONIA+1.07%), 06/13/2045*	GBP	189,800	239,817
Series 2007-3X, Class A3A 6.29%, (SONIA+1.07%), 06/13/2045	GBP	168,259	212,223
Series 2007-3X, Class A3C 6.29%, (SONIA+1.07%), 06/13/2045	GBP	224,309	283,421
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 5.83%, (TSFR1M+0.49%), 01/19/2038		11,500	9,984
HarborView Mtg. Loan Trust VRS
Series 2005-4, Class 3A1 4.24%, 07/19/2035(2)		96,425	69,610
HPLY Trust FRS
Series 2019-HIT, Class A 6.46%, (TSFR1M+1.11%), 11/15/2036*		377,345	376,048
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*		1,600,000	1,536,032
IndyMac INDX Mtg. Loan Trust FRS
Series 2005-AR12, Class 1A1 5.97%, (TSFR1M+0.63%), 07/25/2035		210,040	138,420
Ludgate Funding PLC FRS
Series 2006-1X, Class A2A 5.54%, (3 ML GBP+0.19%), 12/01/2060	GBP	402,847	492,231
Series 2008-W1X, Class A1 5.92%, (3 ML GBP+0.60%), 01/01/2061	GBP	588,049	726,833
Mill City Mtg. Loan Trust VRS
Series 2019-GS2, Class A1 2.75%, 08/25/2059*(2)		447,681	425,264
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4 3.37%, 10/15/2048		1,800,000	1,753,418
Security Description		Shares or Principal Amount	Value

Commercial and Residential (continued)
MortgageIT Trust FRS
Series 2005-2, Class 1A1 5.97%, (TSFR1M+0.63%), 05/25/2035		$ 11,656	$ 11,243
Natixis Commercial Mtg. Securities Trust
Series 2019-10K, Class A 3.62%, 05/15/2039*		1,600,000	1,472,921
Series 2019-LVL, Class A 3.89%, 08/15/2038*		800,000	731,781
New Residential Mtg. Loan Trust VRS
Series 2019-RPL3, Class A1 2.75%, 07/25/2059*(2)		703,627	664,757
Series 2020-RPL1, Class A1 2.75%, 11/25/2059*(2)		350,053	328,644
Series 2018-3A, Class A1 4.50%, 05/25/2058*(2)		423,263	408,621
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class A 6.54%, (TSFR1M+1.21%), 11/15/2038*		900,000	868,500
Park Avenue Mtg. Trust FRS
Series 2017-280P, Class A 6.52%, (TSFR1M+1.18%), 09/15/2034*		1,900,000	1,852,500
TBW Mtg.-Backed Trust Series
Series 2006-3, Class 1A 6.00%, 07/25/2036		639,313	278,339
Uropa Securities PLC FRS
Series 2007-1, Class A3A 5.54%, (SONIA+0.32%), 10/10/2040	GBP	174,356	213,804
VASA Trust FRS
Series 2021-VASA, Class A 6.35%, (TSFR1M+1.01%), 07/15/2039*		500,000	460,051
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR19, Class A1A1 5.99%, (TSFR1M+0.65%), 12/25/2045		160,183	154,820
Series 2006-AR9, Class 2A 6.11%, (12MTA+1.05%), 08/25/2046		844,562	674,853
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*		2,100,000	1,611,752
			26,827,763
U.S. Government Agency — 1.0%
Federal Home Loan Mtg. Corp. FRS
0.43%, (5.78%-SOFR30A), 09/15/2043(4)(5)		651,097	62,500
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series W5FX, Class AFX 3.34%, 04/25/2028(2)		2,700,000	2,562,437
Federal Home Loan Mtg. Corp. REMIC
3.50%, 01/15/2048		1,236,898	1,099,459
Federal Home Loan Mtg. Corp. REMIC FRS
5.56%, (SOFR30A+0.46%), 01/15/2038		371,624	366,939
Series 4790, Class F 5.65%, (SOFR30A+0.30%), 10/15/2043		387,370	377,342
Federal Home Loan Mtg. Corp. REMIC VRS
1.00%, 01/15/2038(2)(5)		380,424	20,292
Federal National Mtg. Assoc. REMIC
Series 2013-17, Class TI 3.00%, 03/25/2028(5)		238,887	9,690
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 5.81%, (SOFR30A+0.46%), 10/25/2040		160,015	159,025

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2007-85, Class FL 6.00%, (SOFR30A+0.65%), 09/25/2037	$ 864,537	$ 855,315
Series 2012-21, Class FQ 6.01%, (SOFR30A+0.66%), 02/25/2041	95,736	95,538
Government National Mtg. Assoc. REMIC FRS
Series 2014-H02, Class FB 6.11%, (TSFR1M+0.76%), 12/20/2063	121,006	120,809
Series 2016-H11, Class F 6.26%, (TSFR1M+0.91%), 05/20/2066	1,167,180	1,160,473
Series 2016-H14, Class FA 6.26%, (TSFR1M+0.91%), 06/20/2066	618,838	615,970
Series 2016-H17, Class FC 6.29%, (TSFR1M+0.94%), 08/20/2066	1,632,147	1,624,272
		9,130,061
Total Collateralized Mortgage Obligations (cost $38,861,127)		35,957,824
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 31.9%
U.S. Government — 10.0%
United States Treasury Bonds
1.13%, 05/15/2040	2,120,000	1,345,620
1.38%, 11/15/2040	17,090,000	11,164,577
1.75%, 08/15/2041	9,500,000	6,520,488
1.88%, 02/15/2041	10,100,000	7,150,090
2.00%, 11/15/2041	9,100,000	6,498,680
2.25%, 05/15/2041(6)(7)	3,100,000	2,327,906
2.75%, 11/15/2047	100,000	76,121
2.88%, 11/15/2046	290,000	227,741
3.00%, 08/15/2052	1,400,000	1,110,211
3.25%, 05/15/2042	4,400,000	3,809,953
3.38%, 08/15/2042	4,800,000	4,225,688
3.63%, 08/15/2043	2,800,000	2,540,234
3.88%, 05/15/2043	5,700,000	5,363,344
4.00%, 11/15/2042 to 11/15/2052	8,200,000	7,873,485
4.38%, 05/15/2041 to 08/15/2043	8,600,000	8,714,019
4.75%, 02/15/2041 to 11/15/2043	11,470,000	12,155,192
United States Treasury Notes TIPS
0.13%, 01/15/2032(6)(8)	4,098,675	3,627,007
0.63%, 07/15/2032(8)	5,284,350	4,857,267
1.13%, 01/15/2033(8)	5,731,637	5,452,780
		95,040,403
U.S. Government Agency — 21.9%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	4,878,622	4,268,087
4.00%, 04/01/2048 to 01/01/2050	630,857	599,940
4.50%, 08/01/2048 to 08/01/2053	43,421,672	41,993,163
5.00%, 05/01/2053 to 06/01/2053	8,060,268	7,954,607
5.50%, 08/01/2053	944,053	947,458
6.00%, 01/01/2053 to 01/01/2054	4,117,749	4,174,276
Federal National Mtg. Assoc.
1.50%, 03/01/2037 to 06/01/2037	4,356,261	3,808,627
3.79%, 01/01/2029	1,800,000	1,746,321
4.00%, 07/01/2045 to 09/01/2050	25,922,707	24,599,991
6.00%, 01/01/2053 to 08/01/2053	11,402,763	11,564,517
Government National Mtg. Assoc.
3.00%, February 30 TBA	7,700,000	6,877,664
4.00%, February 30 TBA	4,300,000	4,084,904
Tennessee Valley Authority
3.88%, 03/15/2028	1,900,000	1,893,968
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
Uniform Mtg. Backed Securities
2.00%, February 30 TBA		$ 7,100,000	$ 5,724,078
2.50%, February 30 TBA		3,800,000	3,195,181
2.50%, March 30 TBA		20,000,000	16,837,053
3.00%, February 30 TBA		2,900,000	2,537,953
3.00%, March 30 TBA		35,000,000	30,661,914
3.50%, March 30 TBA		3,900,000	3,551,118
4.00%, April 30 TBA		2,000,000	1,884,721
4.50%, March 30 TBA		14,000,000	13,540,072
5.50%, March 30 TBA		10,900,000	10,930,600
6.50%, March 30 TBA		3,000,000	3,069,823
			206,446,036
Total U.S. Government & Agency Obligations (cost $314,080,772)			301,486,439
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Banks — 0.1%
Cassa Depositi e Prestiti SpA
5.75%, 05/05/2026*		400,000	399,518
Sovereign — 1.2%
Brazil Letras do Tesouro Nacional
Zero Coupon, 07/01/2024	BRL	30,600,000	5,929,331
Dominican Republic
4.88%, 09/23/2032*		1,200,000	1,069,586
Government of Romania
2.13%, 03/07/2028*	EUR	600,000	592,015
2.63%, 12/02/2040*	EUR	400,000	290,168
3.75%, 02/07/2034*	EUR	860,000	804,584
Panama Government International Bond
6.88%, 01/31/2036		300,000	289,510
Republic of Peru
3.30%, 03/11/2041		200,000	151,814
6.15%, 08/12/2032*	PEN	700,000	180,958
Republic of Poland
4.88%, 10/04/2033		400,000	398,680
United Mexican States
6.34%, 05/04/2053		500,000	498,402
United Mexican States TIPS
2.75%, 11/27/2031(8)	MXN	18,377,888	935,632
3.00%, 12/03/2026(8)	MXN	1,289,676	69,508
4.00%, 11/30/2028(8)	MXN	6,690,196	377,238
			11,587,426
Total Foreign Government Obligations (cost $12,612,718)			11,986,944
MUNICIPAL SECURITIES — 0.2%
Kansas Development Finance Authority Revenue Bonds
5.50%, 05/01/2034		400,000	416,239
Sales Tax Securitization Corp. Revenue Bonds
3.24%, 01/01/2042		1,300,000	1,045,107
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		300,000	306,400
Total Municipal Securities (cost $2,081,168)			1,767,746

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.5%
Purchased Options - Puts — 0.5%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $3,325.00)	269	$ 704,780
Exchange - traded put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $3,800.00)	269	1,301,960
Exchange - traded put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,275.00)	269	2,493,630
Total Purchased Options (cost $5,868,581)		4,500,370
Total Long-Term Investment Securities (cost $490,459,833)		468,219,427
SHORT-TERM INVESTMENTS — 4.8%
Commercial Paper — 4.8%
Amcor Flexibles North America, Inc. 5.55%, 02/15/2024*	$ 2,900,000	2,893,210
American Electric Power Co., Inc. 5.60%, 03/18/2024*	2,800,000	2,779,561
BAT International Finance PLC 5.53%, 02/08/2024*	2,900,000	2,896,496
Constellation Energy Generation LLC 5.75%, 02/12/2024*	1,800,000	1,796,374
Crown Castle, Inc.
5.86%, 02/22/2024*	800,000	797,151
6.00%, 02/13/2024*	2,800,000	2,794,154
Dominion Resources, Inc.
5.59%, 02/28/2024	850,000	846,353
5.60%, 03/21/2024	1,900,000	1,885,328
Entergy Corp. 5.59%, 03/08/2024*	2,200,000	2,187,372
ERAC USA Finance LLC
5.55%, 02/01/2024*	1,800,000	1,799,729
5.60%, 02/05/2024*	1,200,000	1,199,253
5.60%, 02/06/2024*	850,000	849,231
Fidelity National Information Services, Inc. 5.57%, 02/01/2024*	2,400,000	2,399,639
Intercontinental Exchange, Inc.
5.55%, 02/28/2024*	1,700,000	1,692,924
5.56%, 02/14/2024*	850,000	848,293
5.56%, 02/16/2024*	800,000	798,147
Keurig Dr Pepper, Inc. 5.53%, 02/06/2024*	2,800,000	2,797,467
Kinder Morgan, Inc. 5.49%, 02/01/2024*	1,000,000	999,842
L3Harris Technologies, Inc. 5.77%, 02/20/2024*	2,800,000	2,791,430
Marriott International, Inc. 5.59%, 02/29/2024*	2,100,000	2,090,553
Penske Truck Leasing Co., L.P.
5.55%, 02/23/2024	1,300,000	1,295,308
5.55%, 02/27/2024	800,000	796,593
Southern Co. 5.57%, 02/13/2024*	2,800,000	2,794,470
VW Credit Leasing, Ltd.
5.58%, 02/13/2024*	2,100,000	2,095,853
5.60%, 02/01/2024*	850,000	849,872
Total Short-Term Investments (cost $44,980,174)		44,974,603
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 73.7%
Agreement with Bank of America LLC, bearing interest at 5.37% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $1,700,254 and collateralized by $2,537,000 United States Treasury Bonds bearing interest at 2.25% due 08/15/2049 and having an approximate value of $1,751,387	$ 1,700,000	$ 1,700,000
Agreement with Bank of America LLC, bearing interest at 5.38% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $2,800,418 and collateralized by $3,174,000 United States Treasury Bonds bearing interest at 3.63% due 05/15/2053 and having an approximate value of $2,877,852	2,800,000	2,800,000
Agreement with Bank of America LLC, bearing interest at 5.35% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $40,606,034 and collateralized by $57,325,000 United States Treasury Bonds bearing interest at 2.38% due 11/15/2049 and by $1,352,000 of United States Treasury Bonds, bearing interest at 4.50% due 08/15/2039 and having an approximate combined value of $41,779,341	40,600,000	40,600,000
Agreement with Bank of America LLC, bearing interest at 5.38% dated 01/31/2024, to be repurchased 02/02/2024 in the amount of $1,400,209 and collateralized by $2,304,000 United States Treasury Bonds bearing interest at 1.88% due 02/15/2051 and having an approximate value of $1,435,007	1,400,000	1,400,000
Agreement with Goldman Sachs, bearing interest at 5.38% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $220,732,983 and collateralized by $234,110,116 Government National Mtg. Assoc. Bonds bearing interest at 4.50% due 07/20/2052 and having an approximate value of $228,823,196	220,700,000	220,700,000
Agreement with JPMorgan Chase, bearing interest at 5.37% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $3,200,477 and collateralized by $2,334,000 United States Treasury Bonds bearing interest at 2.25% due 08/15/2046 and by $1,720,438 of United States Treasury Bonds, bearing interest at 0.50% due 01/15/2028 and having an approximate combined value of $3,291,004	3,200,000	3,200,000

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Agreement with JPMorgan Chase, bearing interest at 5.38% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $106,315,886 and collateralized by $152,872,000 United States Treasury Bonds bearing interest at 1.88% due 02/15/2041 and having an approximate value of $109,614,260	$106,300,000	$ 106,300,000
Agreement with JPMorgan Chase, bearing interest at 5.38% dated 01/31/2024, to be repurchased 02/02/2024 in the amount of $179,426,810 and collateralized by $96,047,050 United States Treasury Bonds bearing interest at 0.50% due 01/15/2028 and by $129,298,000 of United States Treasury Bonds, bearing interest at 2.25% due 08/15/2046 and having an approximate combined value of $183,260,786	179,400,000	179,400,000
Agreement with Toronto-Dominion Bank, bearing interest at 5.38% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $139,720,877 and collateralized by $142,410,000 United States Treasury Notes bearing interest at 4.00% due 01/31/2029 and having an approximate value of $143,309,110	139,700,000	139,700,000
Total Repurchase Agreements (cost $695,800,000)		695,800,000
TOTAL INVESTMENTS (cost $1,231,240,007)(9)	128.1%	1,208,994,030
Other assets less liabilities	(28.1)	(265,282,333)
NET ASSETS	100.0%	$ 943,711,697
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO VCP Tactical Balanced Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $108,088,532 representing 11.5% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Securities classified as Level 3 (see Note 2).
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at January 31, 2024.
(5)	Interest Only
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	See Note 4 for cost of investments on a tax basis.
3 ME—3 Month Euribor
3 ML—3 Month USD LIBOR
3 ML GBP—3 Month GBP LIBOR
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
PEN—Peruvian Sol
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	4,200,000	USD	Fixed 1.750%	12-Month SOFR	Annual	Annual	Dec 2051	$ (164,576)	$ 1,465,299	$ 1,300,723
Centrally Cleared	400,000	USD	12-Month SOFR	Fixed 3.340%	Annual	Annual	Feb 2030	—	(5,394)	(5,394)
Centrally Cleared	3,200,000	USD	Fixed 2.000	3-Month SOFR	Semiannual	Quarterly	Dec 2051	(101,411)	1,107,265	1,005,854
Centrally Cleared	4,200,000	USD	Fixed 1.441	3-Month SOFR	Semiannual	Quarterly	Jul 2031	(607)	658,202	657,595
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Jul 2033	—	2,651	2,651
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.370	Annual	Annual	Jul 2053	—	(4,956)	(4,956)
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.900	Annual	Annual	Aug 2033	—	5,079	5,079
Centrally Cleared	1,100,000	USD	12-Month SOFR	Fixed 3.950	Annual	Annual	Sep 2033	—	32,445	32,445
Centrally Cleared	900,000	USD	12-Month SOFR	Fixed 4.165	Annual	Annual	Sep 2033	—	42,306	42,306
Centrally Cleared	1,000,000	USD	12-Month SOFR	Fixed 4.150	Annual	Annual	Oct 2033	—	45,932	45,932
Centrally Cleared	15,200,000	AUD	6-Month BBSW	Fixed 4.750	Semiannual	Semiannual	Dec 2033	(192,389)	240,166	47,777
Centrally Cleared	1,100,000	CAD	Fixed 3.750	6-Month CORRA	Semiannual	Semiannual	Dec 2033	—	(25,546)	(25,546)
Centrally Cleared	5,100,000	CAD	Fixed 3.500	6-Month CORRA	Semiannual	Semiannual	Jun 2032	(41,842)	(6,235)	(48,077)
Centrally Cleared	8,100,000	USD	Fixed 3.604	12-Month SOFR	Annual	Annual	Aug 2033	—	(28,363)	(28,363)
Centrally Cleared	10,600,000	USD	Fixed 3.608	12-Month SOFR	Annual	Annual	Aug 2033	—	(40,845)	(40,845)

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	2,800,000	USD	Fixed 3.619%	12-Month SOFR	Annual	Annual	Aug 2033	$ —	$ (13,186)	$ (13,186)
Centrally Cleared	1,300,000	USD	Fixed 3.600	12-Month SOFR	Annual	Annual	Jan 2034	—	(1,486)	(1,486)
Centrally Cleared	2,100,000	USD	Fixed 3.609	12-Month SOFR	Annual	Annual	Aug 2033	—	(8,304)	(8,304)
Centrally Cleared	800,000	CAD	6-Month CORRA	Fixed 1.220%	Semiannual	Semiannual	Mar 2025	(21,215)	388	(20,827)
Centrally Cleared	3,400,000	CAD	6-Month CORRA	Fixed 1.235	Semiannual	Semiannual	Mar 2025	(89,964)	1,669	(88,295)
								$(612,004)	$3,467,087	$2,855,083
Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 41	0.567	900,000	USD	900,000	1.000%	Quarterly	Dec 2028	$10,882	$6,258	$17,140
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
BBSW—Bank Bill Swap Reference Rate
CORRA—Canadian Overnight Repo Rate Average
SOFR—Secured Overnight Financing Rate
AUD—Australian Dollar
CAD—Canadian Dollar
USD—United States Dollar
Written Options on futures
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Morgan Stanley & Co., Inc.	Call option on 10 Year U.S. Treasury Note Futures	113.00	2/23/2024	2	$—	$ 654	$ 1,125	$ (471)
Morgan Stanley & Co., Inc.	Call option on U.S. Treasury Long Bond Futures	123.00	2/23/2024	4	—	2,557	5,875	(3,318)
Morgan Stanley & Co., Inc.	Call option on 10 Year U.S. Treasury Note Futures	114.00	3/22/2024	4	—	1,904	3,250	(1,346)
						$ 5,115	$10,250	$ (5,135)
Puts
Morgan Stanley & Co., Inc.	Call option on 10 Year U.S. Treasury Note Futures	110.00	2/23/2024	2	—	810	141	669
Morgan Stanley & Co., Inc.	Call option on U.S. Treasury Long Bond Futures	117.00	2/23/2024	4	—	3,182	437	2,745
Morgan Stanley & Co., Inc.	Call option on 10 Year U.S. Treasury Note Futures	110.50	3/22/2024	4	—	1,898	1,031	867
						$ 5,890	$ 1,609	$ 4,281
						$11,005	$11,859	$ (854)

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Morgan Stanley & Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.35% versus USD_SOFR maturing 02/05/2024	3.35	2/5/2024	$500,000	$2,375	$ 106	$2,269
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.58% versus USD_SOFR maturing 02/20/2024	3.58	2/20/2024	200,000	730	1,659	(929)
					$3,105	$1,765	$1,340
Puts
Morgan Stanley & Co., Inc.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.80% versus USD_SOFR maturing 02/05/2024	3.80	2/5/2024	500,000	2,375	135	2,240
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.03% versus USD_SOFR maturing 02/20/2024	4.03	2/20/2024	200,000	730	94	636
					$3,105	$ 229	$2,876
					$6,210	$1,994	$4,216
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
49	Long	Canada 10 Year Bonds	March 2024	$ 4,401,693	$ 4,434,401	$ 32,708
477	Long	E-Mini Russell 2000 Index	March 2024	45,461,409	46,648,215	1,186,806
1,277	Long	MSCI EAFE Index	March 2024	138,604,690	142,577,050	3,972,360
2,107	Long	S&P 500 E-Mini Index	March 2024	492,423,352	513,107,175	20,683,823
114	Long	U.S. Treasury 10 Year Notes	March 2024	12,399,443	12,805,406	405,963
91	Long	U.S. Treasury 2 Year Notes	March 2024	18,559,854	18,714,718	154,864
446	Long	U.S. Treasury 5 Year Notes	March 2024	47,323,737	48,342,219	1,018,482
						$27,455,006
						Unrealized (Depreciation)
13	Short	Japan 10 Year Bonds	March 2024	$12,852,392	$12,917,856	$ (65,464)
29	Short	U.S. Treasury Long Bonds	March 2024	3,355,121	3,547,969	(192,848)
486	Short	U.S. Treasury Ultra 10 Year Notes	March 2024	55,546,792	56,801,250	(1,254,458)
30	Short	U.S. Treasury Ultra Bonds	March 2024	3,619,875	3,876,563	(256,688)
						$ (1,769,458)
		Net Unrealized Appreciation (Depreciation)				$25,685,548
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CHF	1,442,249	USD	1,695,234	02/02/2024	$ 23,933	$ —
	CNH	11,915,302	USD	1,647,128	03/26/2024	—	(15,877)
	NOK	4,859,723	USD	466,238	02/02/2024	4,166	—
	USD	807,372	AUD	1,207,506	02/02/2024	—	(15,188)
	USD	770,934	IDR	11,888,573,214	03/20/2024	—	(17,802)
	USD	222,869	INR	18,649,121	03/20/2024	1,173	—
	USD	933,547	JPY	133,983,412	02/02/2024	—	(23,210)
	USD	3,490,997	JPY	513,403,000	03/04/2024	14,223	—
	USD	741,949	NOK	7,643,584	02/02/2024	—	(15,182)
	USD	466,238	NOK	4,856,039	03/04/2024	—	(4,166)
						43,495	(91,425)
Barclays Bank PLC	EUR	6,978,000	USD	7,634,527	02/02/2024	93,401	—

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	6,978,000	USD	7,581,998	03/04/2024	$ 31,131	$ —
	GBP	250,371	USD	317,376	03/04/2024	4	—
	THB	89,770	USD	2,591	03/20/2024	51	—
	TRY	95,258	USD	3,036	02/26/2024	—	(35)
	USD	1,036,517	AUD	1,537,494	02/02/2024	—	(27,844)
	USD	317,317	GBP	250,371	02/02/2024	—	(22)
	USD	547,078	INR	45,716,573	03/20/2024	2,139	—
	USD	358,681	TRY	11,014,061	02/06/2024	2,950	—
	USD	15,330	TWD	476,487	03/20/2024	—	(12)
						129,676	(27,913)
Citibank, N.A.	AUD	2,745,000	USD	1,811,700	02/02/2024	10,843	—
	BRL	3,840,686	USD	775,426	02/02/2024	219	—
	CAD	3,494,953	USD	2,622,617	02/02/2024	23,043	—
	CHF	1,368,936	USD	1,590,931	03/04/2024	—	(712)
	GBP	505,820	USD	640,654	02/02/2024	—	(371)
	GBP	122,981	USD	156,315	03/04/2024	423	—
	MXN	9,568,017	USD	557,448	03/20/2024	5,866	—
	PEN	957,576	USD	254,363	03/20/2024	2,936	—
	TWD	28,950,057	USD	938,000	03/20/2024	7,318	—
	USD	1,813,482	AUD	2,745,000	03/04/2024	—	(10,790)
	USD	748,761	BRL	3,840,686	02/02/2024	26,446	—
	USD	775,426	BRL	3,863,562	04/02/2024	—	(179)
	USD	286,878	CHF	247,501	02/02/2024	—	(70)
	USD	156,286	GBP	122,981	02/02/2024	—	(432)
	USD	190,618	TRY	5,793,094	02/09/2024	—	(931)
						77,094	(13,485)
Goldman Sachs International	BRL	6,509	USD	1,275	02/02/2024	—	(39)
	BRL	30,600,000	USD	6,094,246	07/02/2024	15,823	—
	CAD	3,498,285	USD	2,613,049	03/04/2024	9,947	—
	CNH	2,049,918	USD	284,111	03/26/2024	—	(1,994)
	GBP	1,581,610	USD	2,007,561	02/02/2024	3,186	—
	USD	1,314	BRL	6,509	02/02/2024	—	—
	USD	2,613,049	CAD	3,499,716	02/02/2024	—	(9,932)
	USD	2,641,872	JPY	380,799,056	02/02/2024	—	(54,570)
	USD	1,158	MXN	20,194	03/20/2024	6	—
	USD	265,605	NOK	2,779,463	03/04/2024	—	(1,128)
	USD	924,912	PLN	3,725,269	07/22/2024	2,706	—
						31,668	(67,663)
Unrealized Appreciation (Depreciation)						$ 281,933	$ (200,486)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
EUR—Euro Currency
GBP—British Pound
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
PEN—Peruvian Sol
PLN—Polish Zloty
THB—Thailand Baht
TRY—New Turkish Lira
TWD—New Taiwan Dollar
USD—United States Dollar

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 76,527,577	$ —	$ 76,527,577
Asset Backed Securities	—	35,992,527	—	35,992,527
Collateralized Mortgage Obligations:
Commercial and Residential	—	26,140,010	687,753	26,827,763
Other Industries	—	9,130,061	—	9,130,061
U.S. Government & Agency Obligations	—	301,486,439	—	301,486,439
Foreign Government Obligations	—	11,986,944	—	11,986,944
Municipal Securities	—	1,767,746	—	1,767,746
Purchased Options	4,500,370	—	—	4,500,370
Short-Term Investments	—	44,974,603	—	44,974,603
Repurchase Agreements	—	695,800,000	—	695,800,000
Total Investments at Value	$ 4,500,370	$1,203,805,907	$687,753	$1,208,994,030
Other Financial Instruments:†
Swaps	$ —	$ 3,607,660	$ —	$ 3,607,660
Futures Contracts	27,455,006	—	—	27,455,006
Forward Foreign Currency Contracts	—	281,933	—	281,933
Written Options	4,281	5,145	—	9,426
Total Other Financial Instruments	$27,459,287	$ 3,894,738	$ —	$ 31,354,025
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 134,315	$ —	$ 134,315
Futures Contracts	1,769,458	—	—	1,769,458
Forward Foreign Currency Contracts	—	200,486	—	200,486
Written Options	5,135	929	—	6,064
Total Other Financial Instruments	$ 1,774,593	$ 335,730	$ —	$ 2,110,323
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Oil & Gas	7.3%
Media	7.1
Pipelines	6.8
Commercial Services	6.0
Retail	6.0
Diversified Financial Services	5.9
Electric	4.2
Telecommunications	3.8
Oil Field Machinery & Equipment	3.5
Leisure Time	3.2
Healthcare-Services	3.2
Airlines	2.9
REITS	2.7
Packaging & Containers	2.5
Lodging	2.5
Internet	2.3
Computers	2.3
Software	2.2
Food	2.2
Pharmaceuticals	2.1
Chemicals	2.1
Iron/Steel	2.0
Entertainment	1.9
Short-Term Investments	1.8
Real Estate	1.6
Environmental Control	1.1
Electronics	1.0
Mining	1.0
Auto Manufacturers	1.0
Insurance	0.9
Transportation	0.6
Trucking & Leasing	0.6
Engineering & Construction	0.6
Home Builders	0.5
Semiconductors	0.5
Building Materials	0.5
Healthcare-Products	0.5
Oil & Gas Services	0.5
Electrical Components & Equipment	0.4
Forest Products & Paper	0.4
Cosmetics/Personal Care	0.4
Aerospace/Defense	0.3
Distribution/Wholesale	0.3
Coal	0.2
99.4%
Credit Quality†#
Baa	3.3%
Ba	32.7
B	53.4
Caa	10.1
Not Rated@	0.5
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 94.1%
Aerospace/Defense — 0.3%
Rolls-Royce PLC
5.75%, 10/15/2027*	$ 742,000	$ 742,403
Airlines — 2.9%
Air Canada
3.88%, 08/15/2026*	785,000	746,597
American Airlines, Inc.
7.25%, 02/15/2028*	375,000	380,085
8.50%, 05/15/2029*	2,230,000	2,363,829
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd.
5.75%, 01/20/2026*	2,004,163	1,885,717
United Airlines, Inc.
4.38%, 04/15/2026*	722,000	696,470
4.63%, 04/15/2029*	1,320,000	1,221,043
		7,293,741
Auto Manufacturers — 1.0%
Ford Motor Co.
4.75%, 01/15/2043	278,000	229,131
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	1,254,000	1,118,445
4.95%, 05/28/2027	1,143,000	1,118,585
		2,466,161
Building Materials — 0.5%
Standard Industries, Inc.
3.38%, 01/15/2031*	1,495,000	1,271,250
Chemicals — 2.1%
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,922,000	1,571,235
Methanex Corp.
5.13%, 10/15/2027	765,000	737,964
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,096,000	1,048,116
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	1,220,000	1,290,729
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	1,396,000	543,225
		5,191,269
Coal — 0.2%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	505,000	508,943
Commercial Services — 6.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	1,395,000	1,255,584
Avis Budget Car/Finance
5.38%, 03/01/2029*	1,120,000	1,036,966
Deluxe Corp.
8.00%, 06/01/2029*	1,810,000	1,629,634
Garda World Security Corp.
6.00%, 06/01/2029*	660,000	579,580
9.50%, 11/01/2027*	738,000	742,454
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031*	346,000	359,432
Hertz Corp.
4.63%, 12/01/2026*	1,145,000	1,029,790
Metis Merger Sub LLC
6.50%, 05/15/2029*	839,000	770,937
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	$ 950,000	$ 937,650
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*	863,000	686,663
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	733,000	732,656
PROG Holdings, Inc.
6.00%, 11/15/2029*	1,481,000	1,352,533
Sotheby's
7.38%, 10/15/2027*	496,000	476,667
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/2029*	903,000	779,500
TriNet Group, Inc.
3.50%, 03/01/2029*	1,515,000	1,337,064
Upbound Group, Inc.
6.38%, 02/15/2029*	1,665,000	1,587,444
		15,294,554
Computers — 2.3%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	1,765,000	1,550,994
McAfee Corp.
7.38%, 02/15/2030*	2,145,000	1,943,826
NCR Voyix Corp.
5.13%, 04/15/2029*	724,000	677,394
NCR Atleos Corp.
9.50%, 04/01/2029*	636,000	682,173
Seagate HDD Cayman
4.09%, 06/01/2029	1,025,000	944,683
		5,799,070
Cosmetics/Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	965,000	869,764
Distribution/Wholesale — 0.3%
Windsor Holdings III LLC
8.50%, 06/15/2030*	700,000	720,653
Diversified Financial Services — 5.9%
AG Issuer LLC
6.25%, 03/01/2028*	1,100,000	1,084,418
Ally Financial, Inc.
6.70%, 02/14/2033	1,290,000	1,294,958
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	745,000	761,850
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	1,370,000	1,368,342
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	1,135,000	1,095,497
6.88%, 04/15/2030*	305,000	295,503
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	2,234,000	1,815,125
Credit Acceptance Corp.
9.25%, 12/15/2028*	1,200,000	1,260,008
Curo Group Holdings Corp.
7.50%, 08/01/2028*	1,182,000	287,289
Enact Holdings, Inc.
6.50%, 08/15/2025*	854,000	852,096
Enova International, Inc.
8.50%, 09/15/2025*	1,073,000	1,060,919
11.25%, 12/15/2028*	415,000	433,986
goeasy, Ltd.
4.38%, 05/01/2026*	518,000	493,987

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
9.25%, 12/01/2028*	$ 705,000	$ 748,866
LFS Topco LLC
5.88%, 10/15/2026*	1,193,000	1,097,012
NFP Corp.
4.88%, 08/15/2028*	367,000	364,027
OneMain Finance Corp.
5.38%, 11/15/2029	804,000	743,906
		15,057,789
Electric — 4.2%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	1,406,000	1,301,622
Calpine Corp.
3.75%, 03/01/2031*	732,000	635,893
5.00%, 02/01/2031*	995,000	902,679
Clearway Energy Operating LLC
3.75%, 01/15/2032*	1,021,000	867,184
NextEra Energy Operating Partners LP
7.25%, 01/15/2029*	1,825,000	1,879,757
NRG Energy, Inc.
3.63%, 02/15/2031*	1,455,000	1,248,016
5.25%, 06/15/2029*	1,054,000	1,010,639
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,413,000	1,316,868
Vistra Operations Co. LLC
5.00%, 07/31/2027*	1,577,000	1,527,787
		10,690,445
Electrical Components & Equipment — 0.4%
EnerSys
4.38%, 12/15/2027*	1,000,000	940,430
6.63%, 01/15/2032*	159,000	160,848
		1,101,278
Electronics — 1.0%
Imola Merger Corp.
4.75%, 05/15/2029*	1,340,000	1,247,740
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,525,000	1,374,620
		2,622,360
Engineering & Construction — 0.6%
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,498,000	1,428,822
Entertainment — 1.9%
Banijay Entertainment SASU
8.13%, 05/01/2029*	1,220,000	1,261,477
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	112,000	102,381
6.25%, 07/01/2025*	1,226,000	1,230,187
6.50%, 02/15/2032*	203,000	205,246
Ontario Gaming GTA LP
8.00%, 08/01/2030*	870,000	906,975
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,070,000	996,512
		4,702,778
Environmental Control — 1.1%
Covanta Holding Corp.
4.88%, 12/01/2029*	305,000	263,426
5.00%, 09/01/2030	853,000	725,148
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
Enviri Corp.
5.75%, 07/31/2027*	$1,993,000	$ 1,873,464
		2,862,038
Food — 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	910,000	882,757
5.88%, 02/15/2028*	847,000	845,963
C&S Group Enterprises LLC
5.00%, 12/15/2028*	3,104,000	2,520,758
Performance Food Group, Inc.
4.25%, 08/01/2029*	480,000	439,841
5.50%, 10/15/2027*	835,000	814,375
		5,503,694
Forest Products & Paper — 0.4%
Glatfelter Corp.
4.75%, 11/15/2029*	1,210,000	874,225
Healthcare-Products — 0.5%
Medline Borrower LP
3.88%, 04/01/2029*	1,391,000	1,259,416
Healthcare-Services — 3.2%
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	4,071,000	3,760,724
DaVita, Inc.
4.63%, 06/01/2030*	1,160,000	1,026,337
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	800,000	745,056
Molina Healthcare, Inc.
3.88%, 11/15/2030*	1,120,000	981,716
Select Medical Corp.
6.25%, 08/15/2026*	1,537,000	1,536,590
		8,050,423
Home Builders — 0.5%
Mattamy Group Corp.
4.63%, 03/01/2030*	490,000	446,732
5.25%, 12/15/2027*	958,000	924,348
		1,371,080
Insurance — 0.9%
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	1,135,000	1,177,562
Ryan Specialty LLC
4.38%, 02/01/2030*	1,134,000	1,050,705
		2,228,267
Internet — 2.3%
Acuris Finance US, Inc./Acuris Finance SARL
5.00%, 05/01/2028*	880,000	769,199
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	1,255,000	1,259,000
Gen Digital, Inc.
6.75%, 09/30/2027*	437,000	443,631
7.13%, 09/30/2030*	275,000	285,282
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	1,443,000	1,259,018
ION Trading Technologies SARL
5.75%, 05/15/2028*	1,954,000	1,790,352
		5,806,482

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel — 2.0%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	$ 850,000	$ 796,875
6.25%, 10/01/2040	238,000	209,579
Commercial Metals Co.
3.88%, 02/15/2031	1,210,000	1,067,131
Mineral Resources, Ltd.
8.13%, 05/01/2027*	1,028,000	1,038,280
8.50%, 05/01/2030*	371,000	381,688
9.25%, 10/01/2028*	1,466,000	1,548,462
		5,042,015
Leisure Time — 3.2%
Carnival Corp.
5.75%, 03/01/2027*	3,251,000	3,202,892
6.00%, 05/01/2029*	1,133,000	1,097,398
10.50%, 06/01/2030*	620,000	680,754
NCL Corp., Ltd.
5.88%, 03/15/2026*	480,000	468,034
7.75%, 02/15/2029*	850,000	858,240
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	1,657,000	1,594,415
5.50%, 04/01/2028*	319,000	314,940
		8,216,673
Lodging — 2.5%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,356,000	1,202,502
5.00%, 06/01/2029*	380,000	351,130
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	1,656,000	1,473,578
5.75%, 07/21/2028*	504,000	469,586
Studio City Finance, Ltd.
5.00%, 01/15/2029*	1,180,000	1,007,425
Travel & Leisure Co.
4.50%, 12/01/2029*	52,000	47,445
6.00%, 04/01/2027	859,000	859,199
Wynn Macau, Ltd.
5.13%, 12/15/2029*	1,000,000	889,637
		6,300,502
Media — 7.1%
Altice Financing SA
5.00%, 01/15/2028*	1,834,000	1,648,093
5.75%, 08/15/2029*	941,000	820,059
Belo Corp.
7.25%, 09/15/2027	422,000	427,225
7.75%, 06/01/2027	984,000	1,006,140
Block Communications, Inc.
4.88%, 03/01/2028*	1,363,000	1,224,642
Cable One, Inc.
4.00%, 11/15/2030*	1,578,000	1,270,290
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	306,000	266,116
5.00%, 02/01/2028*	1,161,000	1,091,148
5.38%, 06/01/2029*	1,515,000	1,408,623
6.38%, 09/01/2029*	468,000	455,674
CSC Holdings LLC
4.63%, 12/01/2030*	1,822,000	931,280
5.50%, 04/15/2027*	205,000	184,189
5.75%, 01/15/2030*	1,713,000	906,674
11.75%, 01/31/2029*	340,000	345,348
Security Description	Shares or Principal Amount	Value

Media (continued)
Paramount Global
6.38%, 03/30/2062	$ 830,000	$ 741,244
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	2,031,000	1,844,368
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,029,000	902,925
Univision Communications, Inc.
6.63%, 06/01/2027*	1,500,000	1,483,778
7.38%, 06/30/2030*	424,000	415,690
Virgin Media Finance PLC
5.00%, 07/15/2030*	534,000	476,921
		17,850,427
Mining — 1.0%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,090,000	1,880,986
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	750,000	740,437
		2,621,423
Oil & Gas — 7.3%
Civitas Resources, Inc.
5.00%, 10/15/2026*	350,000	340,881
8.38%, 07/01/2028*	450,000	473,270
8.63%, 11/01/2030*	272,000	290,104
8.75%, 07/01/2031*	1,025,000	1,089,682
Comstock Resources, Inc.
5.88%, 01/15/2030*	1,690,000	1,464,477
6.75%, 03/01/2029*	158,000	145,083
Crescent Energy Finance LLC
7.25%, 05/01/2026*	1,366,000	1,360,877
9.25%, 02/15/2028*	476,000	494,156
HF Sinclair Corp.
5.00%, 02/01/2028*	1,270,000	1,232,559
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/2029*	640,000	617,815
6.00%, 02/01/2031*	1,411,000	1,354,619
Nabors Industries, Inc.
7.38%, 05/15/2027*	1,069,000	1,050,439
9.13%, 01/31/2030*	250,000	254,388
Nabors Industries, Ltd.
7.50%, 01/15/2028*	114,000	104,310
Permian Resources Operating LLC
8.00%, 04/15/2027*	1,257,000	1,301,030
Rockcliff Energy II LLC
5.50%, 10/15/2029*	44,000	40,966
Southwestern Energy Co.
5.38%, 03/15/2030	765,000	739,277
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	2,001,000	1,981,770
Talos Production, Inc.
9.00%, 02/01/2029*	190,000	192,535
9.38%, 02/01/2031*	707,000	722,928
Valaris, Ltd.
8.38%, 04/30/2030*	1,222,000	1,252,868
Vital Energy, Inc.
9.75%, 10/15/2030	1,470,000	1,561,706
10.13%, 01/15/2028	437,000	457,675
		18,523,415
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	281,000	277,859
6.88%, 04/01/2027*	714,000	715,785

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services (continued)
Kodiak Gas Services LLC
7.25%, 02/15/2029*	$ 220,000	$ 222,631
		1,216,275
Packaging & Containers — 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	921,000	804,924
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	1,465,000	1,457,725
8.75%, 04/15/2030*	635,000	603,219
Crown Americas LLC
5.25%, 04/01/2030	1,220,000	1,178,825
LABL, Inc.
5.88%, 11/01/2028*	1,262,000	1,129,884
9.50%, 11/01/2028*	58,000	57,850
Silgan Holdings, Inc.
4.13%, 02/01/2028	1,241,000	1,162,097
		6,394,524
Pharmaceuticals — 2.1%
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	1,243,000	1,233,765
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,624,000	1,268,750
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	861,000	787,772
5.13%, 04/30/2031*	561,000	481,970
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	395,000	380,751
7.88%, 09/15/2029	1,042,000	1,123,917
		5,276,925
Pipelines — 6.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	991,000	972,800
DT Midstream, Inc.
4.38%, 06/15/2031*	586,000	524,922
EQM Midstream Partners LP
5.50%, 07/15/2028	207,000	205,115
7.50%, 06/01/2027 to 06/01/2030*	702,000	747,766
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/2027	848,000	857,983
8.88%, 04/15/2030	1,662,000	1,738,821
Harvest Midstream I LP
7.50%, 09/01/2028*	1,978,000	1,997,988
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	1,764,000	1,756,504
8.88%, 07/15/2028*	594,000	623,860
ITT Holdings LLC
6.50%, 08/01/2029*	2,805,000	2,453,562
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	1,569,000	1,596,936
8.13%, 02/15/2029*	209,000	210,051
8.38%, 02/15/2032*	655,000	659,826
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	1,025,000	1,024,265
NuStar Logistics LP
5.75%, 10/01/2025	593,000	591,517
6.38%, 10/01/2030	367,000	368,835
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	$1,066,000	$ 952,752
		17,283,503
Real Estate — 1.6%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,513,000	1,492,302
8.88%, 09/01/2031*	123,000	128,390
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	748,000	786,200
Kennedy-Wilson, Inc.
4.75%, 03/01/2029 to 02/01/2030	2,080,000	1,719,849
		4,126,741
REITS — 2.7%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,900,000	1,591,389
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	2,040,000	1,895,790
8.00%, 06/15/2027*	275,000	284,794
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	1,170,000	1,082,923
Service Properties Trust
4.75%, 10/01/2026	1,022,000	948,163
4.95%, 10/01/2029	785,000	652,399
5.50%, 12/15/2027	266,000	250,205
Starwood Property Trust, Inc.
3.63%, 07/15/2026*	20,000	18,489
		6,724,152
Retail — 6.0%
Brinker International, Inc.
5.00%, 10/01/2024*	1,277,000	1,266,529
CEC Entertainment LLC
6.75%, 05/01/2026*	1,899,000	1,886,502
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	1,525,000	1,502,449
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	1,020,000	917,028
FirstCash, Inc.
4.63%, 09/01/2028*	1,401,000	1,309,587
Ken Garff Automotive LLC
4.88%, 09/15/2028*	525,000	490,912
Kohl's Corp.
4.63%, 05/01/2031	1,675,000	1,340,000
LBM Acquisition LLC
6.25%, 01/15/2029*	1,944,000	1,764,180
Murphy Oil USA, Inc.
4.75%, 09/15/2029	1,190,000	1,127,168
Park River Holdings, Inc.
6.75%, 08/01/2029*	1,679,000	1,423,489
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	956,000	1,024,361
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	1,050,000	1,032,171
		15,084,376
Semiconductors — 0.5%
Entegris, Inc.
5.95%, 06/15/2030*	1,380,000	1,363,132

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software — 2.2%
Capstone Borrower, Inc.
8.00%, 06/15/2030*	$1,229,000	$ 1,275,349
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	316,000	324,317
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	895,000	911,897
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	1,561,000	1,420,875
Open Text Corp.
3.88%, 12/01/2029*	1,015,000	915,406
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	2,077,000	813,361
		5,661,205
Telecommunications — 3.8%
Altice France Holding SA
10.50%, 05/15/2027*	1,595,000	916,550
Altice France SA
5.13%, 07/15/2029*	1,190,000	870,003
5.50%, 10/15/2029*	2,012,000	1,482,370
8.13%, 02/01/2027*	530,000	473,719
C&W Senior Financing DAC
6.88%, 09/15/2027*	290,000	274,775
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	867,000	847,347
Iliad Holding SASU
7.00%, 10/15/2028*	1,255,000	1,245,002
Sable International Finance, Ltd.
5.75%, 09/07/2027*	845,000	817,537
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	1,583,000	933,970
Viasat, Inc.
7.50%, 05/30/2031*	2,485,000	1,842,006
		9,703,279
Transportation — 0.6%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	1,785,000	1,628,813
Trucking & Leasing — 0.6%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	1,625,000	1,614,831
Total Corporate Bonds & Notes (cost $248,645,600)		238,349,116
COMMON STOCKS — 3.5%
Oil Field Machinery & Equipment — 3.5%
Hi-Crush, Inc.(1)(2) (cost $870,429)	142	9,041,518
Total Long-Term Investment Securities (cost $249,516,029)		247,390,634
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.47%(3) (cost $4,537,711)	4,535,443	$ 4,537,711
TOTAL INVESTMENTS (cost $254,053,740)(4)	99.4%	251,928,345
Other assets less liabilities	0.6	1,434,396
NET ASSETS	100.0%	$253,362,741
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $209,697,210 representing 82.8% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.
	01/29/2021	1	$24,471
	12/22/2021	141	845,958
		142	870,429	$9,041,518	$63,672.66	3.6%
(3)	The rate shown is the 7-day yield as of January 31, 2024.
(4)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$238,349,116	$ —	$238,349,116
Common Stocks	—	—	9,041,518	9,041,518
Short-Term Investments	4,537,711	—	—	4,537,711
Total Investments at Value	$4,537,711	$238,349,116	$9,041,518	$251,928,345
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Loans	Common Stocks
Balance as of January 31, 2023	$ 0	$5,497,104
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	(2,172,385)	—
Change in unrealized appreciation(1)	2,172,385	3,544,414
Change in unrealized depreciation(1)	—	—
Net purchases	—	—
Net sales	(0)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of January 31, 2024	$ —	$9,041,518
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at January 31, 2024 includes:
Loans	Common Stocks
$—	$3,544,414
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at January 31, 2024.
The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at January 31, 2024	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$9,041,518	Market Approach	Merger Consideration*	$61,669.71
			Value of the Remaining Assets following the Merger*	$3,426.10
			Dividend prior to Merger*	$2,055.66
			Discount for Uncertainty	5.34%
(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Financial Statements

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Banks	21.2%
Insurance	8.6
Oil & Gas	8.1
Telecommunications	5.7
Distribution/Wholesale	5.5
Pharmaceuticals	5.0
Building Materials	3.3
Food	3.2
Miscellaneous Manufacturing	3.2
Electronics	2.7
Engineering & Construction	2.6
Mining	2.4
Beverages	2.3
Short-Term Investments	2.1
Water	2.0
Home Furnishings	1.9
Retail	1.8
Electric	1.6
Diversified Financial Services	1.6
Semiconductors	1.5
Private Equity	1.4
Leisure Time	1.3
Transportation	1.3
Aerospace/Defense	1.3
Airlines	1.1
Cosmetics/Personal Care	1.0
Agriculture	0.9
REITS	0.9
Auto Parts & Equipment	0.9
Commercial Services	0.8
Food Service	0.8
Home Builders	0.8
Chemicals	0.6
Apparel	0.5
99.9%
Country Allocation*
Japan	23.3%
United Kingdom	22.3
France	15.3
Germany	7.7
Australia	6.5
Ireland	5.5
Netherlands	4.9
Switzerland	4.6
Canada	2.9
Jersey	2.5
United States	2.1
Spain	1.1
Norway	0.9
Finland	0.3
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Australia — 6.5%
ANZ Group Holdings, Ltd.	402,245	$ 7,139,017
Mirvac Group	2,169,231	3,060,925
Qantas Airways, Ltd.†	1,008,091	3,645,987
QBE Insurance Group, Ltd.	652,283	6,779,446
Telstra Group, Ltd.	490,540	1,293,190
		21,918,565
Canada — 2.9%
Magna International, Inc.	53,412	3,035,599
Suncor Energy, Inc.	198,396	6,569,668
		9,605,267
Finland — 0.3%
Fortum Oyj	86,291	1,176,677
France — 15.3%
Alstom SA	111,728	1,411,777
AXA SA	215,888	7,268,194
BNP Paribas SA	97,768	6,574,000
Cie de Saint-Gobain SA	61,655	4,366,062
Sanofi SA	113,079	11,354,443
TotalEnergies SE	74,781	4,870,340
Veolia Environnement SA	209,454	6,822,445
Vinci SA	68,455	8,660,643
		51,327,904
Germany — 7.7%
Deutsche Post AG	92,361	4,444,415
Deutsche Telekom AG	219,434	5,393,706
LANXESS AG	76,381	2,059,688
Muenchener Rueckversicherungs-Gesellschaft AG	10,942	4,659,023
Siemens AG	50,775	9,149,532
		25,706,364
Ireland — 5.5%
AIB Group PLC	1,769,868	7,759,744
Cairn Homes PLC	1,712,693	2,618,372
CRH PLC	92,891	6,560,488
Kerry Group PLC, Class A	6,275	556,858
Kerry Group PLC, Class A (LSE)	9,593	854,030
		18,349,492
Japan — 23.3%
Ajinomoto Co., Inc.	92,100	3,781,191
Asahi Group Holdings, Ltd.	59,300	2,206,357
Asics Corp.	49,600	1,507,211
Hoya Corp.	36,200	4,591,859
ITOCHU Corp.	113,200	5,144,159
KDDI Corp.	61,100	2,021,766
Minebea Mitsumi, Inc.	208,600	4,324,072
Mitsubishi Corp.	552,600	9,542,414
Mizuho Financial Group, Inc.	117,590	2,137,060
Nippon Telegraph & Telephone Corp.	5,996,200	7,570,215
ORIX Corp.	201,000	3,867,808
Pan Pacific International Holdings Corp.	138,900	3,065,730
Panasonic Holdings Corp.	234,400	2,202,620
Renesas Electronics Corp.†	306,700	5,050,516
Seven & i Holdings Co., Ltd.	53,200	2,117,958
Sony Group Corp.	41,400	4,090,496
Sumitomo Mitsui Financial Group, Inc.	197,500	10,291,442
Yamaha Motor Co., Ltd.	475,800	4,504,077
		78,016,951
Security Description	Shares or Principal Amount	Value

Jersey — 2.5%
Ferguson PLC	21,178	$ 3,958,253
Glencore PLC	840,357	4,471,535
		8,429,788
Netherlands — 4.9%
ASR Nederland NV	123,014	5,806,940
ING Groep NV	755,883	10,751,412
		16,558,352
Norway — 0.9%
DNB Bank ASA	154,988	3,006,463
Spain — 1.1%
CaixaBank SA	835,832	3,570,866
Switzerland — 4.6%
Partners Group Holding AG	3,454	4,693,511
UBS Group AG	359,370	10,733,189
		15,426,700
United Kingdom — 22.3%
Anglo American PLC	155,130	3,682,108
Ashtead Group PLC	41,746	2,732,894
AstraZeneca PLC	41,258	5,491,179
BAE Systems PLC	282,056	4,201,750
BP PLC	1,106,655	6,481,868
Coca-Cola Europacific Partners PLC	79,141	5,452,815
Compass Group PLC	96,891	2,671,373
HSBC Holdings PLC	1,174,798	9,166,168
Imperial Brands PLC	131,128	3,146,214
JD Sports Fashion PLC	1,952,694	2,870,502
Prudential PLC	427,045	4,400,122
Quilter PLC*	1,087,844	1,442,921
Shell PLC	296,709	9,211,914
SSE PLC	203,518	4,334,321
Tesco PLC	1,013,876	3,678,460
Unilever PLC	65,951	3,209,609
Vodafone Group PLC	3,305,959	2,823,886
		74,998,104
Total Long-Term Investment Securities (cost $277,057,688)		328,091,493
SHORT-TERM INVESTMENTS — 2.1%
Sovereign — 2.1%
Federal National Mtg. Assoc. 5.17%, 02/01/2024 (cost $6,917,000)	$6,917,000	6,916,001
TOTAL INVESTMENTS (cost $283,974,688)(1)	99.9%	335,007,494
Other assets less liabilities	0.1	394,501
NET ASSETS	100.0%	$335,401,995
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam International Growth and Income Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $1,442,921 representing 0.4% of net assets.
(1)	See Note 4 for cost of investments on a tax basis.
LSE—London Stock Exchange

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	316,600	USD	237,370	04/17/2024	$ 1,651	$ —
	EUR	1,704,400	USD	1,855,839	03/20/2024	10,234	—
	GBP	6,443,400	USD	8,141,194	03/20/2024	—	(27,542)
	USD	18,636	AUD	27,700	04/17/2024	—	(420)
	USD	2,367,449	CHF	2,045,500	03/20/2024	14,969	—
	USD	3,601,235	EUR	3,296,900	03/20/2024	—	(31,196)
	USD	1,615,297	JPY	235,072,300	02/21/2024	—	(13,382)
						26,854	(72,540)
Barclays Bank PLC	GBP	2,113,100	USD	2,664,619	03/20/2024	—	(14,301)
	USD	624,986	ILS	2,274,700	04/17/2024	337	—
	USD	524,020	SEK	5,471,100	03/20/2024	2,700	—
						3,037	(14,301)
Citibank, N.A.	CAD	1,700,700	USD	1,275,010	04/17/2024	8,782	—
	GBP	2,707,900	USD	3,450,519	03/20/2024	17,530	—
	USD	658,139	AUD	978,300	04/17/2024	—	(14,779)
	USD	1,475,759	CHF	1,275,100	03/20/2024	9,365	—
	USD	2,098,816	DKK	14,441,700	03/20/2024	96	—
						35,773	(14,779)
Goldman Sachs International	GBP	3,353,500	USD	4,227,439	03/20/2024	—	(24,021)
	USD	1,441,693	AUD	2,143,100	04/17/2024	—	(32,326)
	USD	711,610	ILS	2,590,600	04/17/2024	554	—
	USD	642,501	NOK	6,921,500	03/20/2024	16,345	—
	USD	4,278,637	SGD	5,717,500	02/21/2024	—	(12,954)
						16,899	(69,301)
HSBC Bank PLC	CAD	153,100	USD	114,772	04/17/2024	784	—
	EUR	4,720,700	USD	5,117,918	03/20/2024	6,121	—
	GBP	1,490,300	USD	1,878,083	03/20/2024	—	(11,271)
	USD	987,606	AUD	1,468,100	04/17/2024	—	(22,138)
	USD	118,353	CHF	102,300	03/20/2024	797	—
	USD	2,504,286	EUR	2,260,600	03/20/2024	—	(56,401)
						7,702	(89,810)
JPMorgan Chase Bank, N.A.	CAD	897,100	USD	672,530	04/17/2024	4,610	—
	EUR	2,696,600	USD	2,945,748	03/20/2024	25,742	—
	USD	1,211,868	GBP	957,500	03/20/2024	2,019	—
	USD	895,055	JPY	132,080,900	02/21/2024	5,019	—
	USD	554,772	NZD	890,000	04/17/2024	—	(10,736)
	USD	490,550	SGD	665,100	02/21/2024	5,664	—
						43,054	(10,736)
Morgan Stanley & Co. International PLC	AUD	1,436,400	USD	949,351	04/17/2024	4,730	—
	CAD	880,900	USD	660,428	04/17/2024	4,569	—
	EUR	3,068,400	USD	3,327,603	03/20/2024	4,995	—
	GBP	969,900	USD	1,223,049	03/20/2024	—	(6,559)
	JPY	323,100,600	USD	2,249,684	02/21/2024	47,895	—
	USD	838,331	CHF	721,200	03/20/2024	1,660	—
	USD	597,493	CZK	13,534,700	03/20/2024	—	(9,059)
	USD	4,960,117	EUR	4,564,400	03/20/2024	—	(17,570)
	USD	900,773	JPY	132,754,100	02/21/2024	3,888	—
						67,737	(33,188)
Natwest Markets PLC	USD	4,871,931	CHF	4,209,300	03/20/2024	30,691	—
	USD	1,021,719	GBP	798,300	03/20/2024	—	(9,659)
	USD	5,494,601	SEK	57,359,100	03/20/2024	27,545	—
						58,236	(9,659)
State Street Bank & Trust Company	CAD	2,221,700	USD	1,665,892	04/17/2024	11,762	—
	EUR	2,811,400	USD	3,049,076	03/20/2024	4,759	—
	GBP	2,785,600	USD	3,511,402	03/20/2024	—	(20,093)
	USD	274,144	AUD	407,500	04/17/2024	—	(6,160)

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	16,783	CHF	14,500	03/20/2024	$ 105	$ —
	USD	2,890,888	HKD	22,576,800	02/21/2024	—	(1,397)
	USD	969,631	ILS	3,531,300	04/17/2024	1,135	—
	USD	1,843,318	JPY	271,931,800	02/21/2024	9,778	—
	USD	773,813	SEK	8,076,000	03/20/2024	3,690	—
						31,229	(27,650)
Toronto Dominion Bank	CAD	1,812,400	USD	1,358,727	04/17/2024	9,335	—
	JPY	452,894,900	USD	3,114,186	02/21/2024	27,905	—
	USD	641,761	AUD	954,000	04/17/2024	—	(14,381)
	USD	3,719,208	HKD	29,050,700	02/21/2024	—	(1,156)
	USD	1,345,036	JPY	189,389,800	02/21/2024	—	(54,427)
	USD	1,392,013	SEK	14,531,000	03/20/2024	6,934	—
						44,174	(69,964)
UBS AG	CAD	3,033,700	USD	2,274,354	04/17/2024	15,664	—
	EUR	603,400	USD	654,502	03/20/2024	1,112	—
	USD	1,026,143	CHF	886,500	03/20/2024	6,375	—
	USD	450,185	HKD	3,516,000	02/21/2024	—	(190)
						23,151	(190)
Westpac Banking Corp.	CAD	1,632,300	USD	1,223,499	04/17/2024	8,197	—
	USD	5,872,825	CHF	5,068,900	03/20/2024	30,984	—
						39,181	—
Unrealized Appreciation (Depreciation)						$ 397,027	$ (412,118)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$ 9,605,267	$ —	$—	$ 9,605,267
United Kingdom	5,452,815	69,545,289	—	74,998,104
Other Countries	—	243,488,122	—	243,488,122
Short-Term Investments	—	6,916,001	—	6,916,001
Total Investments at Value	$15,058,082	$319,949,412	$—	$335,007,494
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 397,027	$—	$ 397,027
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 412,118	$—	$ 412,118
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Short-Term Investments	18.4%
Banks	12.2
REITS	5.0
Semiconductors	4.6
Oil & Gas	4.5
Software	4.3
Telecommunications	3.9
Internet	3.8
Pharmaceuticals	3.8
Diversified Financial Services	3.0
Pipelines	2.8
Retail	2.6
Insurance	2.3
Unaffiliated Investment Companies	2.0
Computers	2.0
Electric	1.8
Beverages	1.7
Mining	1.5
Commercial Services	1.5
Healthcare-Services	1.3
Media	1.2
Healthcare-Products	1.1
Auto Manufacturers	1.1
Entertainment	1.0
Cosmetics/Personal Care	0.9
Food	0.9
Electrical Components & Equipment	0.9
Aerospace/Defense	0.8
Building Materials	0.7
Auto Parts & Equipment	0.7
Machinery-Diversified	0.7
Chemicals	0.7
Miscellaneous Manufacturing	0.6
Distribution/Wholesale	0.4
Lodging	0.4
Environmental Control	0.4
Electronics	0.3
Transportation	0.3
Apparel	0.3
Biotechnology	0.3
Energy-Alternate Sources	0.3
Hand/Machine Tools	0.3
Household Products/Wares	0.2
Packaging & Containers	0.2
Iron/Steel	0.1
Home Builders	0.1
Machinery-Construction & Mining	0.1
Leisure Time	0.1
Oil & Gas Services	0.1
Purchased Options	0.1
98.3%
Country Allocation*
United States	73.6%
United Kingdom	4.0
Japan	2.7
Switzerland	2.5
Ireland	2.3
Canada	2.1
France	1.9
Germany	1.9
Italy	1.2
Netherlands	1.0
Denmark	0.8

Spain	0.6%
British Virgin Islands	0.5
Taiwan	0.4
South Korea	0.3
Cayman Islands	0.3
Australia	0.3
Sweden	0.3
Austria	0.2
Free of Tax	0.2
Indonesia	0.2
Bermuda	0.2
Hong Kong	0.2
Brazil	0.1
Singapore	0.1
India	0.1
Norway	0.1
Curacao	0.1
Purchased Options	0.1
98.3%
Credit Quality#†
Aaa	0.6%
Aa	2.4
A	24.0
Baa	69.0
Ba	2.7
Not Rated@	1.3
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 39.4%
Australia — 0.2%
ANZ Group Holdings, Ltd.	2,383	$ 42,293
Aristocrat Leisure, Ltd.	895	25,795
BHP Group, Ltd.	5,220	160,193
Commonwealth Bank of Australia	903	69,192
CSL, Ltd.	278	54,613
Endeavour Group, Ltd.	6,814	24,952
Fortescue, Ltd.	5,318	103,326
Macquarie Group, Ltd.	391	48,770
National Australia Bank, Ltd.	2,201	46,696
Rio Tinto, Ltd.	1,966	170,596
Wesfarmers, Ltd.	1,190	45,276
Westpac Banking Corp.	2,178	34,330
Woodside Energy Group, Ltd.	1,334	27,960
Woolworths Group, Ltd.	1,291	30,305
		884,297
Austria — 0.2%
Erste Group Bank AG	23,723	1,026,492
OMV AG	796	35,406
Verbund AG	693	56,416
		1,118,314
Belgium — 0.0%
Ageas SA	621	26,599
Anheuser-Busch InBev SA NV	909	56,247
KBC Group NV	755	49,207
Solvay SA, Class A	328	9,044
		141,097
Bermuda — 0.1%
Arch Capital Group, Ltd.†	1,507	124,222
Assured Guaranty, Ltd.	612	49,652
Axis Capital Holdings, Ltd.	419	24,939
Essent Group, Ltd.	1,220	67,295
Everest Group, Ltd.	323	124,345
Liberty Global, Ltd., Class A†	1,093	21,532
		411,985
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao	257,212	679,579
Canada — 0.5%
Agnico Eagle Mines, Ltd.	720	35,388
Bank of Montreal	991	93,347
Bank of Nova Scotia	788	36,849
BCE, Inc.	1,584	63,916
Brookfield Asset Management, Ltd., Class A	478	19,220
Brookfield Corp.	944	37,467
Canadian National Railway Co.	1,213	150,474
Canadian Natural Resources, Ltd.	1,057	67,644
Canadian Pacific Kansas City, Ltd.	1,524	122,639
Cenovus Energy, Inc.	1,060	17,172
Constellation Software, Inc.	52	143,720
Dollarama, Inc.	3,169	232,575
Enbridge, Inc.	1,376	48,860
Fairfax Financial Holdings, Ltd.	86	89,647
Franco-Nevada Corp.	163	17,635
Great-West Lifeco, Inc.	1,289	43,029
Keyera Corp.	1,264	30,574
Loblaw Cos., Ltd.	492	49,165
Manulife Financial Corp.	8,393	185,533
Royal Bank of Canada	1,920	187,380
Shopify, Inc., Class A†	1,489	119,202
Security Description	Shares or Principal Amount	Value

Canada (continued)
Sun Life Financial, Inc.	1,858	$ 96,310
Suncor Energy, Inc.	1,125	37,253
TC Energy Corp.	957	37,755
TFI International, Inc.	122	16,034
Toromont Industries, Ltd.	832	72,875
Toronto-Dominion Bank	3,571	216,924
		2,268,587
Cayman Islands — 0.2%
Alibaba Group Holding, Ltd.	3,300	29,622
CK Asset Holdings, Ltd.	5,500	24,613
JD.com, Inc., Class A	2,350	26,364
Li Auto, Inc., Class A†	1,500	20,684
NetEase, Inc.	1,500	29,283
PDD Holdings, Inc. ADR†	414	52,524
Sea, Ltd. ADR†	226	8,620
Tencent Holdings, Ltd.	26,100	907,760
		1,099,470
China — 0.0%
Nongfu Spring Co., Ltd.*	16,000	86,241
Curacao — 0.1%
Schlumberger NV	6,245	304,131
Denmark — 0.8%
Danske Bank A/S	1,825	49,105
DSV A/S	231	41,305
Novo Nordisk A/S, Class B	22,884	2,613,587
Novozymes A/S, Class B	421	21,571
Orsted A/S*	198	10,916
Vestas Wind Systems A/S	36,651	1,026,644
		3,763,128
Finland — 0.0%
Kesko Oyj, Class B	844	16,420
Neste Oyj	304	10,476
Nokia Oyj	5,272	19,053
Nordea Bank Abp	2,480	30,491
UPM-Kymmene Oyj	885	32,197
		108,637
France — 1.7%
Air Liquide SA	1,276	239,172
Arkema SA	293	31,829
AXA SA	3,434	115,611
BNP Paribas SA	2,364	158,957
Bureau Veritas SA	1,426	37,796
Carrefour SA	41,412	707,263
Cie de Saint-Gobain SA	1,631	115,498
Danone SA	546	36,412
Edenred SE	3,913	234,303
Eiffage SA	366	38,179
Engie SA	5,353	85,453
EssilorLuxottica SA	5,380	1,057,747
Hermes International SCA	62	130,875
Kering SA	53	21,863
Legrand SA	7,998	777,722
L'Oreal SA	430	206,198
LVMH Moet Hennessy Louis Vuitton SE	412	342,661
Orange SA	4,409	52,413
Pernod Ricard SA	186	30,612
Rexel SA	1,229	32,611
Safran SA	319	59,736
Sanofi SA	13,521	1,357,665

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Schneider Electric SE	8,184	$ 1,612,965
Societe Generale SA	1,579	40,552
TotalEnergies SE	5,712	372,011
Verallia SA*	331	11,687
Vinci SA	508	64,270
		7,972,061
Germany — 1.3%
adidas AG	110	20,931
Allianz SE	247	66,136
BASF SE	561	26,954
Bayer AG	447	13,915
Brenntag SE	897	79,731
Daimler Truck Holding AG	549	19,733
Delivery Hero SE*†	210	4,834
Deutsche Bank AG	1,808	23,528
Deutsche Boerse AG	533	106,371
Deutsche Telekom AG	6,924	170,192
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	9,281	792,024
E.ON SE	1,726	23,428
Heidelberg Materials AG	516	47,887
HelloFresh SE†	156	2,081
Henkel AG & Co. KGaA (Preference Shares)	432	33,225
Infineon Technologies AG	24,971	910,561
Mercedes-Benz Group AG	519	35,250
Muenchener Rueckversicherungs-Gesellschaft AG	95	40,450
RWE AG	622	23,076
SAP SE	12,601	2,192,949
Sartorius AG (Preference Shares)	44	16,210
Siemens AG	8,291	1,494,018
Vonovia SE	515	16,123
		6,159,607
Guernsey — 0.0%
Amdocs, Ltd.	446	40,889
Hong Kong — 0.2%
AIA Group, Ltd.	86,000	668,698
Galaxy Entertainment Group, Ltd.	3,000	15,578
Hong Kong & China Gas Co., Ltd.	16,735	11,879
Hong Kong Exchanges & Clearing, Ltd.	700	21,232
Techtronic Industries Co., Ltd.	2,000	21,366
		738,753
India — 0.1%
HDFC Bank, Ltd. ADR	8,806	488,645
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,103,100	666,707
Bank Negara Indonesia Persero Tbk PT	196,000	71,165
Telkom Indonesia Persero Tbk PT	240,600	60,380
		798,252
Ireland — 0.6%
Accenture PLC, Class A	2,226	809,997
Allegion PLC	598	74,086
Aon PLC, Class A	689	205,618
Eaton Corp. PLC	1,885	463,861
Flutter Entertainment PLC†	114	23,440
James Hardie Industries PLC†	898	33,678
Linde PLC	862	348,963
Medtronic PLC	1,705	149,256
Pentair PLC	463	33,878
Smurfit Kappa Group PLC	773	28,636
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Trane Technologies PLC	2,003	$ 504,856
Willis Towers Watson PLC	97	23,891
		2,700,160
Israel — 0.0%
Check Point Software Technologies, Ltd.†	102	16,211
NICE, Ltd. ADR†	74	15,399
		31,610
Italy — 0.4%
Assicurazioni Generali SpA	5,309	118,705
Azimut Holding SpA	1,339	37,340
Enel SpA	17,592	119,990
Eni SpA	10,478	167,590
FinecoBank Banca Fineco SpA	58,643	847,547
Intesa Sanpaolo SpA	16,666	51,563
Italgas SpA	6,101	34,773
Recordati Industria Chimica e Farmaceutica SpA	1,344	74,156
Terna - Rete Elettrica Nazionale	8,463	71,371
UniCredit SpA	5,232	153,561
		1,676,596
Japan — 2.7%
Advantest Corp.	500	19,704
AGC, Inc.	900	33,912
Aisin Corp.	1,000	37,352
Astellas Pharma, Inc.	11,600	135,688
BayCurrent Consulting, Inc.	1,500	34,762
BIPROGY, Inc.	700	20,452
Bridgestone Corp.	26,800	1,164,998
Chugai Pharmaceutical Co., Ltd.	600	21,646
Dai-ichi Life Holdings, Inc.	1,500	33,051
Daiichi Sankyo Co., Ltd.	900	27,138
Daikin Industries, Ltd.	300	48,221
Daiwa House REIT Investment Corp.	17	30,086
Dexerials Corp.	500	14,375
Disco Corp.	100	26,860
Ebara Corp.	400	25,305
Eisai Co., Ltd.	200	9,461
FANUC Corp.	800	22,049
Fuji Electric Co., Ltd.	600	30,022
Fujikura, Ltd.	2,500	20,578
Hitachi, Ltd.	800	62,841
Honda Motor Co., Ltd.	11,600	129,682
Hoya Corp.	300	38,054
Inpex Corp.	19,800	270,082
Isuzu Motors, Ltd.	3,400	46,508
ITOCHU Corp.	2,700	122,696
Japan Petroleum Exploration Co., Ltd.	800	32,237
JTEKT Corp.	2,100	19,244
Kajima Corp.	2,300	40,963
Kansai Electric Power Co., Inc.	2,800	38,338
Kao Corp.	800	31,792
KDDI Corp.	39,100	1,293,798
Keyence Corp.	2,100	942,012
Kirin Holdings Co., Ltd.	8,300	119,962
Kobe Steel, Ltd.	4,700	64,946
Komatsu, Ltd.	3,600	102,782
Lasertec Corp.	300	79,790
Marubeni Corp.	3,400	58,038
Mazda Motor Corp.	6,800	82,427
Mitsubishi Chemical Group Corp.	5,800	35,018
Mitsubishi Corp.	6,000	103,609
Mitsubishi Estate Co., Ltd.	1,600	22,233

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Gas Chemical Co., Inc.	1,900	$ 31,081
Mitsubishi UFJ Financial Group, Inc.	116,800	1,095,150
Mitsui & Co., Ltd.	3,400	137,733
Mitsui Fudosan Co., Ltd.	1,600	40,129
Mitsui Mining & Smelting Co., Ltd.	500	15,486
Mitsui OSK Lines, Ltd.	700	25,228
Mizuho Financial Group, Inc.	10,300	187,190
MS&AD Insurance Group Holdings, Inc.	1,100	45,659
Murata Manufacturing Co., Ltd.	1,800	36,334
NGK Insulators, Ltd.	1,400	17,592
NIDEC Corp.	500	18,723
Nintendo Co., Ltd.	600	33,562
Nippon Building Fund, Inc.	10	40,531
Nippon Prologis REIT, Inc.	16	28,493
Nippon Steel Corp.	3,200	77,152
Nippon Telegraph & Telephone Corp.	107,300	135,467
Nippon Yusen KK	1,500	52,028
Niterra Co., Ltd.	1,300	35,041
Nitto Denko Corp.	1,000	82,808
Nomura Holdings, Inc.	5,200	26,920
Obayashi Corp.	3,900	36,080
Obic Co., Ltd.	500	76,708
Odakyu Electric Railway Co., Ltd.	1,200	18,312
Olympus Corp.	1,300	19,260
Oracle Corp. Japan	400	31,521
Oriental Land Co., Ltd.	800	29,696
Recruit Holdings Co., Ltd.	23,400	926,871
Sanrio Co., Ltd.	700	29,148
Sanwa Holdings Corp.	6,200	94,966
Sekisui Chemical Co., Ltd.	2,700	38,608
Sekisui House, Ltd.	2,100	47,393
Seven & i Holdings Co., Ltd.	800	31,849
Shimano, Inc.	1,900	273,578
Shin-Etsu Chemical Co., Ltd.	5,100	200,972
Shiseido Co., Ltd.	500	14,172
SMC Corp.	1,300	723,452
SoftBank Group Corp.	700	30,264
Sony Group Corp.	700	69,163
Sumitomo Corp.	5,900	135,272
Sumitomo Electric Industries, Ltd.	4,600	61,215
Sumitomo Forestry Co., Ltd.	1,500	44,197
Sumitomo Heavy Industries, Ltd.	1,200	31,198
Sumitomo Metal Mining Co., Ltd.	1,400	38,670
Sumitomo Mitsui Financial Group, Inc.	4,000	208,434
Suzuki Motor Corp.	500	22,749
Sysmex Corp.	300	16,183
Taisei Corp.	1,000	36,459
Takeda Pharmaceutical Co., Ltd.	1,400	41,174
TechnoPro Holdings, Inc.	1,300	29,917
Terumo Corp.	22,600	762,906
Tokio Marine Holdings, Inc.	4,400	116,557
Tokyo Electron, Ltd.	900	166,858
Toyota Motor Corp.	14,500	288,241
Toyota Tsusho Corp.	1,300	85,094
USS Co., Ltd.	1,500	28,411
Yamaha Motor Co., Ltd.	3,000	28,399
Yokogawa Electric Corp.	1,000	19,665
		12,508,631
Jersey — 0.0%
Aptiv PLC†	258	20,983
Security Description	Shares or Principal Amount	Value

Jersey (continued)
Experian PLC	717	$ 29,892
Ferguson PLC	182	34,017
		84,892
Liberia — 0.0%
Royal Caribbean Cruises, Ltd.†	164	20,910
Luxembourg — 0.0%
InPost SA†	1,528	23,029
Tenaris SA	1,348	21,369
		44,398
Mexico — 0.0%
Arca Continental SAB de CV	5,500	62,530
Fomento Economico Mexicano SAB de CV ADR	524	71,023
		133,553
Netherlands — 0.8%
Adyen NV*†	36	45,066
Airbus SE	341	54,455
Argenx SE†	35	13,267
ASM International NV	60	33,412
ASML Holding NV	2,872	2,461,441
ASR Nederland NV	1,284	60,612
Ferrari NV	426	148,201
ING Groep NV	7,063	100,462
Koninklijke Ahold Delhaize NV	1,026	28,823
Koninklijke KPN NV	40,129	136,514
Koninklijke Philips NV	879	18,771
NN Group NV	1,806	73,959
NXP Semiconductors NV	579	121,920
Prosus NV	927	27,622
Stellantis NV	1,980	43,616
Wolters Kluwer NV	695	102,512
		3,470,653
New Zealand — 0.0%
Spark New Zealand, Ltd.	12,332	40,006
Norway — 0.1%
Aker BP ASA	3,428	90,911
Equinor ASA	8,762	251,250
Kongsberg Gruppen ASA	511	26,078
		368,239
Portugal — 0.0%
Galp Energia SGPS SA	2,504	39,271
Singapore — 0.1%
DBS Group Holdings, Ltd.	8,800	208,365
Oversea-Chinese Banking Corp., Ltd.	16,100	153,904
Singapore Telecommunications, Ltd.	25,900	46,077
United Overseas Bank, Ltd.	5,700	119,941
Yangzijiang Shipbuilding Holdings, Ltd.	21,900	27,256
		555,543
South Africa — 0.0%
Gold Fields, Ltd. ADR	1,830	27,084
South Korea — 0.3%
JYP Entertainment Corp.†	294	16,390
Samsung Electronics Co., Ltd.	28,905	1,567,366
		1,583,756
Spain — 0.4%
Acerinox SA	2,393	25,131

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Amadeus IT Group SA	378	$ 26,423
Banco Bilbao Vizcaya Argentaria SA	9,562	89,626
Banco Santander SA	13,389	53,793
CaixaBank SA	10,894	46,542
Cellnex Telecom SA*	428	16,480
Iberdrola SA†	1,428	17,251
Iberdrola SA	99,925	1,203,924
Industria de Diseno Textil SA	2,685	114,769
Redeia Corp. SA	2,196	36,519
Repsol SA	10,071	148,618
		1,779,076
Sweden — 0.3%
Assa Abloy AB, Class B	1,440	39,508
Atlas Copco AB, Class A	6,297	100,470
Essity AB, Class B	922	21,681
Evolution AB*	179	20,948
Lifco AB, Class B	1,536	37,204
Skandinaviska Enskilda Banken AB, Class A	3,915	55,521
Svenska Handelsbanken AB, Class A	78,639	848,198
Telefonaktiebolaget LM Ericsson, Class B	2,518	13,917
Volvo AB, Class B	1,931	46,114
		1,183,561
Switzerland — 1.3%
ABB, Ltd.	1,964	83,063
Bachem Holding AG	117	7,820
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	90	1,145,336
Chubb, Ltd.	2,195	537,775
Cie Financiere Richemont SA, Class A	326	48,672
Garmin, Ltd.	830	99,177
Givaudan SA	8	33,282
Lonza Group AG	1,771	866,348
Nestle SA	4,545	518,215
Novartis AG	5,170	535,452
Roche Holding AG	5,589	1,596,876
Sandoz Group AG†	522	17,914
Sika AG	128	35,331
Swissquote Group Holding SA	133	33,273
UBS Group AG	7,394	220,834
Zurich Insurance Group AG	416	211,650
		5,991,018
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,181	1,714,846
United Kingdom — 3.1%
Anglo American PLC	924	21,932
ARM Holdings PLC ADR†	8,399	593,557
Ashtead Group PLC	415	27,168
AstraZeneca PLC	9,912	1,319,225
BAE Systems PLC	2,129	31,715
Barclays PLC	11,297	21,060
BP PLC	37,110	217,360
Bunzl PLC	23,005	935,439
Burberry Group PLC	34,845	577,588
Centrica PLC	33,491	58,643
Compass Group PLC	944	26,027
Diageo PLC	28,734	1,033,470
Drax Group PLC	3,855	24,833
GSK PLC	66,352	1,314,031
HSBC Holdings PLC (OTC US)	20,973	163,638
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
HSBC Holdings PLC (SEHK)	4,000	$ 31,048
IMI PLC	1,480	31,590
InterContinental Hotels Group PLC	1,504	142,624
Lloyds Banking Group PLC	39,363	21,060
London Stock Exchange Group PLC	207	23,428
Moneysupermarket.com Group PLC	8,424	27,203
National Grid PLC	6,210	82,662
Prudential PLC	1,474	15,188
Reckitt Benckiser Group PLC	14,630	1,056,465
RELX PLC	37,225	1,539,592
Rightmove PLC	4,264	30,088
Rio Tinto PLC	19,185	1,337,711
Rolls-Royce Holdings PLC†	4,893	18,596
Severn Trent PLC	1,151	37,816
Shell PLC (LSE)	14,123	438,476
Shell PLC (XAMS)	49,037	1,531,344
Standard Chartered PLC	2,339	17,632
Unilever PLC	32,705	1,592,319
United Utilities Group PLC	2,837	38,172
Vodafone Group PLC	18,949	16,186
		14,394,886
United States — 23.2%
3M Co.	1,284	121,145
A.O. Smith Corp.	2,110	163,757
Abbott Laboratories	3,813	431,441
AbbVie, Inc.	3,407	560,111
Adobe, Inc.†	1,702	1,051,462
Advanced Micro Devices, Inc.†	5,260	882,049
Aflac, Inc.	4,017	338,794
Agilent Technologies, Inc.	489	63,619
Air Products and Chemicals, Inc.	887	226,815
Airbnb, Inc., Class A†	873	125,834
Albemarle Corp.	85	9,753
Align Technology, Inc.†	54	14,435
Allstate Corp.	182	28,255
Alnylam Pharmaceuticals, Inc.†	71	12,277
Alphabet, Inc., Class A†	22,262	3,118,906
Alphabet, Inc., Class C†	11,373	1,612,691
Amazon.com, Inc.†	25,000	3,880,000
American Express Co.	2,886	579,336
American Tower Corp.	1,224	239,476
American Water Works Co., Inc.	894	110,874
Ameriprise Financial, Inc.	305	117,983
AMETEK, Inc.	1,489	241,292
Amgen, Inc.	1,344	422,365
Amphenol Corp., Class A	2,466	249,313
Analog Devices, Inc.	655	125,996
Apollo Global Management, Inc.	276	27,710
Apple, Inc.	31,912	5,884,573
Applied Materials, Inc.	1,520	249,736
Archer-Daniels-Midland Co.	362	20,120
Arista Networks, Inc.†	3,162	817,946
Armstrong World Industries, Inc.	353	35,021
Array Technologies, Inc.†	2,016	26,692
AT&T, Inc.	7,125	126,041
ATI, Inc.†	1,257	51,374
Atkore, Inc.†	401	61,165
Atlassian Corp., Class A†	81	20,231
Autodesk, Inc.†	483	122,590
Automatic Data Processing, Inc.	769	189,005
AutoZone, Inc.†	66	182,301
Axcelis Technologies, Inc.†	177	23,019

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Ball Corp.	1,780	$ 98,701
Bank of America Corp.	14,263	485,085
Bank of New York Mellon Corp.	3,807	211,136
Baxter International, Inc.	431	16,675
Becton Dickinson & Co.	181	43,225
Berkshire Hathaway, Inc., Class B†	1,753	672,696
BILL Holdings, Inc.†	96	7,493
Biogen, Inc.†	74	18,253
BlackRock, Inc.	401	310,498
Blackstone, Inc.	369	45,922
Block, Inc.†	1,424	92,574
Booking Holdings, Inc.†	530	1,858,959
Boston Scientific Corp.†	7,910	500,387
Bristol-Myers Squibb Co.	2,952	144,264
Broadcom, Inc.	987	1,164,660
Builders FirstSource, Inc.†	256	44,475
Cadence Design Systems, Inc.†	1,865	537,978
Caesars Entertainment, Inc.†	440	19,303
Capital One Financial Corp.	311	42,085
Carlisle Cos., Inc.	139	43,682
Caterpillar, Inc.	1,515	454,970
CDW Corp.	125	28,340
Celsius Holdings, Inc.†	1,363	68,014
Centene Corp.†	338	25,455
Charles Schwab Corp.	6,910	434,777
Charter Communications, Inc., Class A†	50	18,536
Chevron Corp.	2,670	393,638
Chipotle Mexican Grill, Inc.†	72	173,431
Church & Dwight Co., Inc.	538	53,719
Cigna Group	1,264	380,401
Cintas Corp.	389	235,178
Cisco Systems, Inc.	7,386	370,629
Citigroup, Inc.	3,004	168,735
Clorox Co.	123	17,866
Cloudflare, Inc., Class A†	781	61,738
CME Group, Inc.	190	39,110
Coca-Cola Co.	15,272	908,531
Cognizant Technology Solutions Corp., Class A	283	21,825
Coinbase Global, Inc., Class A†	108	13,846
Colgate-Palmolive Co.	8,446	711,153
Comcast Corp., Class A	9,989	464,888
Conagra Brands, Inc.	710	20,697
ConocoPhillips	9,345	1,045,425
Constellation Energy Corp.	208	25,376
Copart, Inc.†	2,852	137,010
Corning, Inc.	837	27,194
Corteva, Inc.	2,256	102,603
CoStar Group, Inc.†	292	24,376
Costco Wholesale Corp.	1,503	1,044,405
Coterra Energy, Inc.	14,119	351,281
Crowdstrike Holdings, Inc., Class A†	2,202	644,085
Crown Castle, Inc.	246	26,629
CSX Corp.	3,486	124,450
CVS Health Corp.	667	49,605
D.R. Horton, Inc.	639	91,319
Danaher Corp.	1,519	364,423
Datadog, Inc., Class A†	1,364	169,736
Deere & Co.	769	302,663
Dexcom, Inc.†	221	26,818
Digital Realty Trust, Inc.	170	23,878
Discover Financial Services	243	25,641
DocuSign, Inc.†	210	12,793
Security Description	Shares or Principal Amount	Value

United States (continued)
Dollar General Corp.	124	$ 16,377
Dollar Tree, Inc.†	413	53,946
Dominion Energy, Inc.	604	27,615
Dow, Inc.	587	31,463
Dropbox, Inc., Class A†	623	19,737
Duke Energy Corp.	589	56,444
DuPont de Nemours, Inc.	410	25,338
Dynatrace, Inc.†	852	48,564
eBay, Inc.	448	18,399
Ecolab, Inc.	2,060	408,333
Edison International	424	28,612
Edwards Lifesciences Corp.†	1,415	111,035
Electronic Arts, Inc.	2,542	349,728
Elevance Health, Inc.	629	310,374
Eli Lilly & Co.	3,276	2,115,018
Emerson Electric Co.	2,918	267,668
Encore Wire Corp.	145	32,697
Enphase Energy, Inc.†	89	9,268
EOG Resources, Inc.	1,967	223,825
Equinix, Inc.	320	265,526
Equity LifeStyle Properties, Inc.	767	51,918
Estee Lauder Cos., Inc., Class A	138	18,215
Etsy, Inc.†	129	8,586
Evercore, Inc., Class A	393	67,490
Eversource Energy	485	26,297
Exact Sciences Corp.†	145	9,483
Exelon Corp.	832	28,962
Extra Space Storage, Inc.	728	105,152
Exxon Mobil Corp.	6,001	616,963
FactSet Research Systems, Inc.	110	52,351
Fair Isaac Corp.†	302	362,047
Fastenal Co.	1,918	130,865
FedEx Corp.	141	34,022
Fidelity National Information Services, Inc.	387	24,095
First American Financial Corp.	1,016	61,316
First Solar, Inc.†	1,440	210,672
Fiserv, Inc.†	1,045	148,254
FleetCor Technologies, Inc.†	481	139,456
Ford Motor Co.	2,385	27,952
Fortinet, Inc.†	3,032	195,534
Freeport-McMoRan, Inc.	7,618	302,358
Gartner, Inc.†	575	263,028
GE HealthCare Technologies, Inc.	314	23,035
Generac Holdings, Inc.†	242	27,508
General Dynamics Corp.	219	58,033
General Electric Co.	2,718	359,918
General Mills, Inc.	338	21,940
General Motors Co.	1,030	39,964
Gentex Corp.	3,898	129,141
Gilead Sciences, Inc.	2,545	199,172
Global Payments, Inc.	191	25,447
Globe Life, Inc.	342	42,004
GMS, Inc.†	269	22,639
Goldman Sachs Group, Inc.	244	93,698
Graco, Inc.	902	76,941
Graphic Packaging Holding Co.	1,341	34,209
Hartford Financial Services Group, Inc.	1,460	126,962
HCA Healthcare, Inc.	1,134	345,757
HEICO Corp.	368	66,089
Hershey Co.	311	60,191
Hess Corp.	282	39,629
Hilton Worldwide Holdings, Inc.	958	182,940
Home Depot, Inc.	2,875	1,014,760

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Honeywell International, Inc.	352	$ 71,196
Howmet Aerospace, Inc.	2,343	131,817
HP, Inc.	1,001	28,739
Hubbell, Inc.	242	81,208
HubSpot, Inc.†	144	87,984
Humana, Inc.	245	92,625
Huntington Ingalls Industries, Inc.	140	36,249
IDEX Corp.	215	45,472
IDEXX Laboratories, Inc.†	610	314,199
Illinois Tool Works, Inc.	854	222,809
Illumina, Inc.†	114	16,303
Incyte Corp.†	228	13,400
Intel Corp.	12,735	548,624
Intercontinental Exchange, Inc.	304	38,708
International Business Machines Corp.	423	77,688
International Flavors & Fragrances, Inc.	224	18,072
International Paper Co.	435	15,586
Intuit, Inc.	1,221	770,854
Intuitive Surgical, Inc.†	771	291,608
IQVIA Holdings, Inc.†	107	22,281
Jabil, Inc.	105	13,155
Johnson & Johnson	3,877	616,055
JPMorgan Chase & Co.	12,115	2,112,371
Keysight Technologies, Inc.†	164	25,135
Kimberly-Clark Corp.	830	100,405
Kinder Morgan, Inc.	2,498	42,266
KLA Corp.	341	202,568
Kroger Co.	4,136	190,835
Lam Research Corp.	730	602,374
Lamb Weston Holdings, Inc.	445	45,586
Las Vegas Sands Corp.	391	19,128
Lennar Corp., Class A	558	83,616
Lennox International, Inc.	319	136,583
Liberty Broadband Corp., Class C†	249	19,534
Liberty Media Corp.-Liberty Formula One, Class C†	10,853	729,864
Lincoln Electric Holdings, Inc.	313	69,555
Loews Corp.	873	63,607
Lowe's Cos., Inc.	645	137,282
Lululemon Athletica, Inc.†	2,550	1,157,241
Manhattan Associates, Inc.†	143	34,686
Marathon Petroleum Corp.	275	45,540
Markel Group, Inc.†	32	47,918
Marriott International, Inc., Class A	204	48,905
Marsh & McLennan Cos., Inc.	2,762	535,386
Marvell Technology, Inc.	1,711	115,835
Masco Corp.	1,724	116,008
Mastercard, Inc., Class A	2,830	1,271,321
Match Group, Inc.†	308	11,821
McDonald's Corp.	2,782	814,347
McKesson Corp.	226	112,975
Medpace Holdings, Inc.†	360	104,969
MercadoLibre, Inc.†	674	1,153,760
Merck & Co., Inc.	12,355	1,492,237
Meta Platforms, Inc., Class A†	6,306	2,460,223
MetLife, Inc.	756	52,406
Mettler-Toledo International, Inc.†	23	27,535
MGIC Investment Corp.	2,786	55,274
Microchip Technology, Inc.	1,109	94,465
Micron Technology, Inc.	3,330	285,547
Microsoft Corp.	19,742	7,849,024
Moderna, Inc.†	174	17,583
Mondelez International, Inc., Class A	4,588	345,339
Security Description	Shares or Principal Amount	Value

United States (continued)
MongoDB, Inc.†	276	$ 110,544
Monster Beverage Corp.†	5,970	328,469
Moody's Corp.	1,068	418,699
Morgan Stanley	6,034	526,406
Motorola Solutions, Inc.	1,015	324,292
MSC Industrial Direct Co., Inc., Class A	316	31,183
MSCI, Inc.	618	369,947
NetApp, Inc.	705	61,476
Netflix, Inc.†	2,668	1,505,045
Neurocrine Biosciences, Inc.†	227	31,728
Newmont Corp.	454	15,668
NextEra Energy, Inc.	4,736	277,672
NEXTracker, Inc., Class A†	1,398	63,287
NIKE, Inc., Class B	3,435	348,756
NMI Holdings, Inc., Class A†	827	26,398
Nordson Corp.	408	102,702
Norfolk Southern Corp.	161	37,874
Nucor Corp.	894	167,115
Nutanix, Inc., Class A†	534	30,011
NVIDIA Corp.	6,294	3,872,509
NVR, Inc.†	67	474,044
Occidental Petroleum Corp.	374	21,531
Okta, Inc.†	600	49,590
Old Dominion Freight Line, Inc.	361	141,158
Old Republic International Corp.	1,541	43,210
Oracle Corp.	4,270	476,959
O'Reilly Automotive, Inc.†	548	560,631
Otis Worldwide Corp.	1,574	139,205
Owens Corning	719	108,950
PACCAR, Inc.	1,857	186,424
Palantir Technologies, Inc., Class A†	3,385	54,465
Palo Alto Networks, Inc.†	901	304,998
Parker-Hannifin Corp.	1,049	487,260
Paychex, Inc.	590	71,821
PayPal Holdings, Inc.†	2,094	128,467
PepsiCo, Inc.	6,519	1,098,647
Pfizer, Inc.	8,216	222,489
Phillips 66	279	40,262
Pinterest, Inc., Class A†	418	15,662
Pioneer Natural Resources Co.	128	29,418
PNC Financial Services Group, Inc.	278	42,036
Primerica, Inc.	347	81,254
Procter & Gamble Co.	7,612	1,196,150
Progress Software Corp.	655	37,211
Progressive Corp.	307	54,723
Progyny, Inc.†	1,042	39,690
Prologis, Inc.	1,621	205,364
Prudential Financial, Inc.	1,165	122,243
Public Storage	134	37,947
PulteGroup, Inc.	565	59,076
Pure Storage, Inc., Class A†	908	36,311
QUALCOMM, Inc.	1,408	209,102
Qualys, Inc.†	461	87,207
Radian Group, Inc.	2,243	65,002
Rambus, Inc.†	441	30,222
Regeneron Pharmaceuticals, Inc.†	49	46,196
Reinsurance Group of America, Inc.	370	64,339
Reliance Steel & Aluminum Co.	161	45,953
Republic Services, Inc.	269	46,031
ResMed, Inc.	115	21,873
Rivian Automotive, Inc., Class A†	447	6,844
ROBLOX Corp., Class A†	267	10,362
Rockwell Automation, Inc.	226	57,241

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Roku, Inc.†	124	$ 10,919
Rollins, Inc.	2,867	124,170
Roper Technologies, Inc.	115	61,755
Ross Stores, Inc.	235	32,966
RTX Corp.	800	72,896
S&P Global, Inc.	659	295,463
Salesforce, Inc.†	2,922	821,345
SBA Communications Corp.	89	19,924
Sempra	558	39,930
ServiceNow, Inc.†	453	346,726
Sherwin-Williams Co.	1,672	508,923
Simon Property Group, Inc.	762	105,621
Snap, Inc., Class A†	768	12,204
Snap-on, Inc.	607	175,988
Snowflake, Inc., Class A†	756	147,904
Sonoco Products Co.	506	28,791
Southern Co.	761	52,905
Splunk, Inc.†	98	15,030
SS&C Technologies Holdings, Inc.	498	30,388
Starbucks Corp.	2,368	220,295
State Street Corp.	1,449	107,038
Steel Dynamics, Inc.	2,514	303,415
Stryker Corp.	1,318	442,163
Super Micro Computer, Inc.†	180	95,330
Synopsys, Inc.†	517	275,742
Sysco Corp.	450	36,418
Take-Two Interactive Software, Inc.†	2,098	346,023
Target Corp.	212	29,485
Teradata Corp.†	520	24,014
Terex Corp.	416	25,555
Tesla, Inc.†	6,443	1,206,709
Texas Instruments, Inc.	2,449	392,134
Thermo Fisher Scientific, Inc.	1,101	593,417
TJX Cos., Inc.	5,334	506,250
T-Mobile US, Inc.	2,008	323,750
Toll Brothers, Inc.	249	24,738
TopBuild Corp.†	233	86,007
Trade Desk, Inc., Class A†	1,749	119,684
TransDigm Group, Inc.	116	126,751
Truist Financial Corp.	922	34,169
Twilio, Inc., Class A†	139	9,776
Uber Technologies, Inc.†	3,211	209,582
Union Pacific Corp.	2,418	589,823
United Parcel Service, Inc., Class B	701	99,472
United Rentals, Inc.	186	116,324
United Therapeutics Corp.†	582	125,002
UnitedHealth Group, Inc.	2,859	1,463,065
Unum Group	1,307	63,180
US Bancorp	5,767	239,561
Valero Energy Corp.	220	30,558
Veeva Systems, Inc., Class A†	574	119,053
Ventas, Inc.	528	24,494
Veralto Corp.	277	21,243
VeriSign, Inc.†	160	31,821
Verisk Analytics, Inc.	395	95,404
Verizon Communications, Inc.	5,579	236,271
Vertex Pharmaceuticals, Inc.†	894	387,442
Viatris, Inc.	1,415	16,655
Visa, Inc., Class A	7,069	1,931,675
Walgreens Boots Alliance, Inc.	614	13,858
Walmart, Inc.	1,950	322,237
Walt Disney Co.	2,846	273,358
Security Description	Shares or Principal Amount	Value

United States (continued)
Warner Bros. Discovery, Inc.†	1,816	$ 18,196
Waste Management, Inc.	1,535	284,942
Waters Corp.†	174	55,282
Watsco, Inc.	113	44,181
WEC Energy Group, Inc.	522	42,157
Wells Fargo & Co.	7,497	376,199
Welltower, Inc.	381	32,960
West Pharmaceutical Services, Inc.	55	20,517
Weyerhaeuser Co.	878	28,772
Williams Cos., Inc.	925	32,060
Workday, Inc., Class A†	145	42,205
WW Grainger, Inc.	196	175,545
Yum! Brands, Inc.	231	29,912
Zebra Technologies Corp., Class A†	73	17,487
Zimmer Biomet Holdings, Inc.	193	24,241
Zoetis, Inc.	924	173,536
Zscaler, Inc.†	718	169,211
		107,406,928
Total Common Stocks (cost $153,384,190)		182,819,290
CORPORATE BONDS & NOTES — 38.4%
Australia — 0.1%
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	$ 419,000	352,717
Bermuda — 0.1%
Aircastle, Ltd.
6.50%, 07/18/2028*	347,000	355,449
British Virgin Islands — 0.5%
TSMC Global, Ltd.
1.25%, 04/23/2026*	2,396,000	2,221,031
Canada — 1.6%
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	904,000	796,634
CCL Industries, Inc.
3.05%, 06/01/2030*	765,000	671,904
Cenovus Energy, Inc.
2.65%, 01/15/2032	143,000	119,087
Magna International, Inc.
5.50%, 03/21/2033	1,693,000	1,786,050
Rogers Communications, Inc.
4.55%, 03/15/2052	4,548,000	3,908,420
		7,282,095
Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025*	303,000	293,470
France — 0.2%
Societe Generale SA
2.80%, 01/19/2028*	1,165,000	1,077,694
Free of Tax — 0.2%
Bacardi, Ltd./Bacardi-Martini BV
5.40%, 06/15/2033*	815,000	819,106
Germany — 0.6%
Deutsche Bank AG
2.31%, 11/16/2027	1,050,000	960,792
6.72%, 01/18/2029	349,000	363,347
7.08%, 02/10/2034	303,000	309,204
7.15%, 07/13/2027	1,008,000	1,044,007
		2,677,350

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Ireland — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	$ 3,503,000	$ 3,262,854
3.30%, 01/30/2032	2,318,000	1,986,806
Bank of Ireland Group PLC
2.03%, 09/30/2027*	2,190,000	1,998,200
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	864,000	892,749
		8,140,609
Italy — 0.8%
UniCredit SpA
3.13%, 06/03/2032*	4,615,000	3,893,570
Jersey — 0.0%
Aptiv PLC /Aptiv Corp.
3.25%, 03/01/2032	248,000	218,707
Netherlands — 0.2%
JDE Peet's NV
1.38%, 01/15/2027*	1,213,000	1,092,946
Spain — 0.2%
Banco Santander SA
2.75%, 12/03/2030	1,000,000	825,542
Switzerland — 1.2%
UBS Group AG
3.09%, 05/14/2032*	6,527,000	5,604,147
United Kingdom — 0.9%
Anglo American Capital PLC
2.63%, 09/10/2030*	2,653,000	2,266,918
2.88%, 03/17/2031*	1,169,000	994,473
Barclays PLC
5.50%, 08/09/2028	864,000	868,145
		4,129,536
United States — 30.0%
AES Corp.
2.45%, 01/15/2031	1,179,000	983,975
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/2034	2,094,000	1,736,207
4.75%, 04/15/2035	390,000	375,532
American Tower Corp.
2.10%, 06/15/2030	2,096,000	1,760,434
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,940,000	2,667,882
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	989,124
4.85%, 03/01/2039	990,000	942,624
Bank of America Corp.
1.90%, 07/23/2031	914,000	752,452
2.88%, 10/22/2030	2,582,000	2,302,572
4.38%, 01/27/2027(1)	2,251,000	2,055,574
5.29%, 04/25/2034	1,683,000	1,693,340
Bank of New York Mellon Corp.
6.32%, 10/25/2029	880,000	934,463
Barrick North America Finance LLC
5.75%, 05/01/2043	1,058,000	1,118,300
Boeing Co.
3.25%, 02/01/2028	1,872,000	1,756,402
3.95%, 08/01/2059	863,000	637,402
Boston Properties LP
3.25%, 01/30/2031	2,234,000	1,923,041
3.40%, 06/21/2029	750,000	673,463
Security Description	Shares or Principal Amount	Value

United States (continued)
BP Capital Markets America, Inc.
4.81%, 02/13/2033	$ 871,000	$ 870,134
Capital One Financial Corp.
5.47%, 02/01/2029	354,000	354,578
6.05%, 02/01/2035	524,000	532,492
Carrier Global Corp.
2.70%, 02/15/2031	1,025,000	894,706
5.90%, 03/15/2034*	808,000	863,426
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	2,944,000	1,878,460
3.90%, 06/01/2052	699,000	459,314
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	700,000	659,138
Cigna Corp.
2.38%, 03/15/2031	2,535,000	2,154,335
Comcast Corp.
2.89%, 11/01/2051	1,328,000	879,179
ConocoPhillips Co.
5.30%, 05/15/2053	401,000	405,350
Continental Resources, Inc.
2.88%, 04/01/2032*	981,000	800,488
4.38%, 01/15/2028	812,000	787,931
Crown Castle, Inc.
2.25%, 01/15/2031	2,110,000	1,743,557
Dell International LLC/EMC Corp.
4.90%, 10/01/2026	750,000	750,176
Diamondback Energy, Inc.
3.13%, 03/24/2031	1,134,000	1,006,504
Digital Realty Trust LP
3.60%, 07/01/2029	3,230,000	3,028,228
Discover Financial Services
6.70%, 11/29/2032	824,000	863,116
7.96%, 11/02/2034	877,000	977,907
Discovery Communications LLC
3.95%, 03/20/2028	561,000	535,970
Dollar General Corp.
5.45%, 07/05/2033	873,000	887,027
Duke Energy Carolinas LLC
3.55%, 03/15/2052	305,000	228,447
Energy Transfer LP
4.40%, 03/15/2027	712,000	699,036
5.25%, 04/15/2029	750,000	757,856
5.55%, 05/15/2034	1,299,000	1,306,435
EQT Corp.
3.90%, 10/01/2027	1,972,000	1,885,053
5.70%, 04/01/2028	338,000	343,862
Equinix, Inc.
2.15%, 07/15/2030	1,157,000	977,265
3.90%, 04/15/2032	508,000	470,114
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	1,632,000	1,445,326
Essex Portfolio LP
2.65%, 03/15/2032	1,119,000	935,710
Fifth Third Bancorp
6.34%, 07/27/2029	202,000	210,304
Five Corners Funding Trust III
5.79%, 02/15/2033*	1,141,000	1,200,850
Flowers Foods, Inc.
2.40%, 03/15/2031	496,000	419,657
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	1,220,000	1,097,534
6.80%, 11/07/2028	589,000	615,281

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
HCA, Inc.
4.63%, 03/15/2052	$ 1,277,000	$ 1,083,232
Hess Corp.
4.30%, 04/01/2027	2,965,000	2,929,450
High Street Funding Trust II
4.68%, 02/15/2048*	395,000	328,768
Highwoods Realty LP
4.20%, 04/15/2029	439,000	402,787
7.65%, 02/01/2034	535,000	588,877
IQVIA, Inc.
6.25%, 02/01/2029*	610,000	634,837
JPMorgan Chase & Co.
3.65%, 06/01/2026(1)	1,480,000	1,363,996
3.70%, 05/06/2030	1,000,000	944,548
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,220,000	1,102,010
Kilroy Realty LP
6.25%, 01/15/2036	331,000	331,294
Kimco Realty OP LLC
6.40%, 03/01/2034	1,001,000	1,082,996
Las Vegas Sands Corp.
3.20%, 08/08/2024	1,509,000	1,487,320
M&T Bank Corp.
5.13%, 11/01/2026(1)	617,000	562,748
Marathon Oil Corp.
6.60%, 10/01/2037	1,785,000	1,871,467
Marathon Petroleum Corp.
4.50%, 04/01/2048	864,000	730,578
Metropolitan Life Global Funding I
5.15%, 03/28/2033*	1,743,000	1,761,745
Mid-America Apartments LP
2.75%, 03/15/2030	894,000	798,025
Morgan Stanley
1.93%, 04/28/2032	3,946,000	3,183,464
Motorola Solutions, Inc.
2.75%, 05/24/2031	2,313,000	1,970,853
MPLX LP
4.50%, 04/15/2038	750,000	674,962
4.95%, 03/14/2052	1,037,000	921,390
5.00%, 03/01/2033	515,000	503,856
NRG Energy, Inc.
2.45%, 12/02/2027*	2,326,000	2,096,650
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	2,500,000	2,143,306
ONEOK, Inc.
4.35%, 03/15/2029	250,000	243,687
Oracle Corp.
4.65%, 05/06/2030	1,349,000	1,334,942
Pacific Gas & Electric Co.
3.30%, 08/01/2040	419,000	310,295
PG&E Energy Recovery Funding LLC
2.28%, 01/15/2038	644,000	498,325
2.82%, 07/15/2046	853,000	623,008
Phillips 66 Co.
3.75%, 03/01/2028	462,000	445,487
Piedmont Operating Partnership LP
3.15%, 08/15/2030	699,000	539,019
9.25%, 07/20/2028	714,000	759,692
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	501,000	461,047
3.80%, 09/15/2030	417,000	385,216
4.70%, 06/15/2044	2,553,000	2,178,105
Security Description	Shares or Principal Amount	Value

United States (continued)
PNC Financial Services Group, Inc.
5.58%, 06/12/2029	$ 737,000	$ 752,317
6.20%, 09/15/2027(1)	483,000	473,090
6.88%, 10/20/2034	960,000	1,066,924
Prudential Financial, Inc.
5.13%, 03/01/2052	645,000	602,263
QUALCOMM, Inc.
5.40%, 05/20/2033	1,580,000	1,682,358
Quanta Services, Inc.
2.90%, 10/01/2030	885,000	776,275
3.05%, 10/01/2041	259,000	184,863
Realty Income Corp.
4.90%, 07/15/2033	886,000	867,831
Republic Services, Inc.
1.45%, 02/15/2031	686,000	552,732
5.00%, 12/15/2033	817,000	824,531
Ross Stores, Inc.
1.88%, 04/15/2031	2,408,000	1,981,014
RTX Corp.
4.13%, 11/16/2028	1,220,000	1,189,182
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,462,000	1,431,425
Sempra Energy
3.80%, 02/01/2038	887,000	754,221
Southern California Edison Co.
4.20%, 03/01/2029	1,000,000	979,025
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	813,000	708,777
Targa Resources Corp.
4.20%, 02/01/2033	1,034,000	946,537
T-Mobile USA, Inc.
3.88%, 04/15/2030	3,816,000	3,608,799
Tractor Supply Co.
1.75%, 11/01/2030	2,428,000	1,989,032
5.25%, 05/15/2033	135,000	137,214
Truist Financial Corp.
4.80%, 09/01/2024(1)	3,592,000	3,428,564
TTX Co.
5.75%, 11/22/2033*	414,000	441,663
UnitedHealth Group, Inc.
5.88%, 02/15/2053	1,107,000	1,228,603
Verizon Communications, Inc.
3.55%, 03/22/2051	1,801,000	1,356,805
VMware, Inc.
1.80%, 08/15/2028	2,071,000	1,819,926
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	1,220,000	1,155,129
5.05%, 03/15/2042	792,000	702,035
5.14%, 03/15/2052	3,547,000	3,048,886
Wells Fargo & Co.
2.88%, 10/30/2030	2,171,000	1,933,480
3.35%, 03/02/2033	1,269,000	1,113,853
3.90%, 03/15/2026(1)	2,066,000	1,935,834
4.90%, 07/25/2033	1,658,000	1,620,302
5.39%, 04/24/2034	478,000	482,297
Western Midstream Operating LP
4.75%, 08/15/2028	1,830,000	1,793,384
Westlake Corp.
3.38%, 06/15/2030	385,000	351,750

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Xylem, Inc.
2.25%, 01/30/2031	$ 680,000	$ 581,585
		139,008,021
Total Corporate Bonds & Notes (cost $192,418,127)		177,991,990
UNAFFILIATED INVESTMENT COMPANIES — 2.0%
United States — 2.0%
Invesco S&P 500 Equal Weight ETF	30,206	4,726,031
iShares iBoxx $ Investment Grade Corporate Bond ETF	43,316	4,772,124
Total Unaffiliated Investment Companies (cost $9,520,710)		9,498,155
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 02/16/2024; Strike Price: $3,830.00)	154	11,935
Exchange - traded put option on the S&P 500 Index (Expiration Date: 03/15/2024; Strike Price: $4,010.00)	140	51,800
Exchange - traded put option on the S&P 500 Index (Expiration Date: 04/19/2024; Strike Price: $4,060.00)	166	163,510
Total Purchased Options (cost $560,831)		227,245
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(2) (cost $0)	52	0
Total Long-Term Investment Securities (cost $355,883,858)		370,536,680
SHORT-TERM INVESTMENTS — 18.4%
U.S. Government — 15.3%
United States Treasury Bills
5.03%, 07/11/2024	35,000,000	34,212,431
5.16%, 06/13/2024	37,500,000	36,795,977
		71,008,408
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.47%(3)	14,646,575	$ 14,653,898
Total Short-Term Investments (cost $85,651,576)		85,662,306
TOTAL INVESTMENTS (cost $441,535,434)(4)	98.3%	456,198,986
Other assets less liabilities	1.7	7,740,601
NET ASSETS	100.0%	$463,939,587
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $32,203,574 representing 6.9% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 2).
(3)	The rate shown is the 7-day yield as of January 31, 2024.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
LSE—London Stock Exchange
OTC—Over the Counter
SEHK—Hong Kong Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
117	Long	Euro STOXX 50 Index	March 2024	$ 5,715,140	$ 5,872,143	$ 157,003
30	Long	FTSE 100 Index	March 2024	2,865,724	2,881,069	15,345
414	Long	S&P 500 E-Mini Index	March 2024	96,495,397	100,819,350	4,323,953
21	Long	S&P/Toronto Stock Exchange 60 Index	March 2024	3,834,547	3,969,920	135,373
32	Long	SPI 200 Index	March 2024	3,889,113	3,988,115	99,002
33	Long	TOPIX Index	March 2024	5,296,133	5,715,918	419,785
121	Long	U.S. Treasury 2 Year Notes	March 2024	24,692,493	24,884,406	191,913
30	Long	U.S. Treasury 5 Year Notes	March 2024	3,188,486	3,251,719	63,233
199	Long	U.S. Treasury Long Bonds	March 2024	23,003,522	24,346,406	1,342,884
64	Long	U.S. Treasury Ultra 10 Year Notes	March 2024	7,379,983	7,479,999	100,016
250	Short	MSCI Emerging Markets Index	March 2024	12,277,882	12,260,000	17,882
						$6,866,389

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
48	Long	E-mini S&P Select Sector Real Estate	March 2024	$ 2,335,311	$ 2,252,400	$ (82,911)
206	Short	Euro-Schatz	March 2024	23,617,485	23,640,468	(22,983)
300	Short	U.S. Treasury 10 Year Notes	March 2024	32,858,172	33,698,437	(840,265)
						$ (946,159)
		Net Unrealized Appreciation (Depreciation)				$5,920,230
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	BRL	11,771,000	USD	2,389,081	02/02/2024	$ 13,213	$ —
	GBP	961,645	USD	1,218,197	02/22/2024	—	(687)
	USD	2,376,300	BRL	11,771,000	02/02/2024	—	(432)
	USD	2,382,789	BRL	11,771,000	03/04/2024	—	(12,852)
	USD	4,888,461	JPY	720,286,534	02/22/2024	20,748	—
	USD	4,502,544	KRW	5,907,653,000	02/21/2024	—	(64,230)
	USD	2,405,238	MYR	11,149,000	02/21/2024	—	(42,642)
						33,961	(120,843)
Goldman Sachs International	AUD	355,000	CAD	315,369	02/22/2024	1,585	—
	BRL	11,771,000	USD	2,376,300	02/02/2024	432	—
	SGD	9,826,000	USD	7,338,005	02/22/2024	6,743	—
	USD	2,369,126	BRL	11,771,000	02/02/2024	6,742	—
						15,502	—
Morgan Stanley & Co. International PLC	AUD	147,000	USD	96,868	02/22/2024	366	—
	CAD	6,360,529	AUD	7,160,000	02/22/2024	—	(31,848)
	CAD	36,000	USD	26,696	02/22/2024	—	(88)
	CHF	147,619	GBP	134,353	02/22/2024	—	(1,138)
	EUR	46,298	CAD	68,000	02/22/2024	516	—
	EUR	939,510	JPY	150,619,364	02/22/2024	10,393	—
	GBP	77,466	AUD	148,725	02/22/2024	—	(553)
	GBP	12,000	EUR	13,972	02/22/2024	—	(98)
	GBP	437,355	USD	554,661	02/22/2024	313	—
	IDR	2,902,251,000	USD	186,344	02/21/2024	2,378	—
	USD	4,127,113	AUD	6,263,000	02/22/2024	—	(15,582)
	USD	4,963,931	CAD	6,694,000	02/22/2024	16,413	—
	USD	771,674	CHF	668,000	02/22/2024	4,079	—
	USD	2,271,657	CLP	2,077,203,000	02/21/2024	—	(41,283)
	USD	434,431	COP	1,703,405,000	02/21/2024	1,477	—
	USD	2,380,158	IDR	37,070,239,000	02/21/2024	—	(30,371)
	USD	52,507	NZD	86,000	02/22/2024	62	—
	USD	563,003	TWD	17,403,000	02/21/2024	—	(5,498)
						35,997	(126,459)
UBS AG	DKK	5,377,000	USD	785,233	02/22/2024	4,874	—
	EUR	4,345,000	USD	4,734,890	02/22/2024	35,340	—
	JPY	22,172,137	CHF	130,000	02/22/2024	—	(147)
	USD	4,216,177	EUR	3,869,000	02/22/2024	—	(31,468)
	USD	185,715	ILS	696,000	02/22/2024	5,209	—
	USD	720,850	INR	59,860,000	02/21/2024	—	(774)
	USD	421,115	NOK	4,429,000	02/22/2024	210	—
	USD	552,346	SEK	5,781,000	02/22/2024	3,611	—
						49,244	(32,389)
Unrealized Appreciation (Depreciation)						$ 134,704	$ (279,691)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
COP—Columbian Peso

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 411,985	$ —	$—	$ 411,985
Brazil	679,579	—	—	679,579
Canada	2,268,587	—	—	2,268,587
Cayman Islands	61,144	1,038,326	—	1,099,470
Curacao	304,131	—	—	304,131
Guernsey	40,889	—	—	40,889
India	488,645	—	—	488,645
Ireland	2,614,406	85,754	—	2,700,160
Israel	31,610	—	—	31,610
Jersey	20,983	63,909	—	84,892
Liberia	20,910	—	—	20,910
Mexico	133,553	—	—	133,553
Netherlands	121,920	3,348,733	—	3,470,653
South Africa	27,084	—	—	27,084
Spain	17,251	1,761,825	—	1,779,076
Switzerland	636,952	5,354,066	—	5,991,018
Taiwan	1,714,846	—	—	1,714,846
United Kingdom	593,557	13,801,329	—	14,394,886
United States	107,406,928	—	—	107,406,928
Other Countries	—	39,770,388	—	39,770,388
Corporate Bonds & Notes	—	177,991,990	—	177,991,990
Unaffiliated Investment Companies	9,498,155	—	—	9,498,155
Purchased Options	227,245	—	—	227,245
Warrants	—	—	0	0
Short-Term Investments:
U.S. Government	—	71,008,408	—	71,008,408
Other Short-Term Investments	14,653,898	—	—	14,653,898
Total Investments at Value	$141,974,258	$314,224,728	$ 0	$456,198,986
Other Financial Instruments:†
Futures Contracts	$ 6,175,254	$ 691,135	$—	$ 6,866,389
Forward Foreign Currency Contracts	—	134,704	—	134,704
Total Other Financial Instruments	$ 6,175,254	$ 825,839	$—	$ 7,001,093
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 946,159	$ —	$—	$ 946,159
Forward Foreign Currency Contracts	—	279,691	—	279,691
Total Other Financial Instruments	$ 946,159	$ 279,691	$—	$ 1,225,850
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Banks	7.9%
Biotechnology	7.0
REITS	5.9
Software	5.2
Commercial Services	5.1
Repurchase Agreements	4.0
Oil & Gas	3.9
Retail	3.8
Healthcare-Products	3.0
Computers	3.0
Diversified Financial Services	2.7
Semiconductors	2.7
Pharmaceuticals	2.6
Building Materials	2.2
Insurance	2.1
Electronics	2.0
Home Builders	2.0
Unaffiliated Investment Companies	2.0
Chemicals	1.8
Machinery-Diversified	1.8
Internet	1.7
Engineering & Construction	1.6
Transportation	1.5
Healthcare-Services	1.4
Food	1.2
Electric	1.2
Telecommunications	1.2
Miscellaneous Manufacturing	1.1
Oil & Gas Services	1.1
Entertainment	1.1
Auto Parts & Equipment	1.1
Short-Term Investments	1.0
Aerospace/Defense	0.8
Savings & Loans	0.8
Gas	0.8
Electrical Components & Equipment	0.8
Metal Fabricate/Hardware	0.8
Coal	0.7
Iron/Steel	0.6
Mining	0.6
Real Estate	0.6
Distribution/Wholesale	0.6
Cosmetics/Personal Care	0.5
Apparel	0.5
Leisure Time	0.5
Energy-Alternate Sources	0.4
Media	0.4
Beverages	0.4
Household Products/Wares	0.4
Water	0.4
Machinery-Construction & Mining	0.4
Hand/Machine Tools	0.3
Environmental Control	0.3
Agriculture	0.3
Pipelines	0.3
Home Furnishings	0.3
Airlines	0.3
Packaging & Containers	0.3
Trucking & Leasing	0.2
Lodging	0.2
Office Furnishings	0.1
Auto Manufacturers	0.1
Investment Companies	0.1
Office/Business Equipment	0.1
Textiles	0.1
Advertising	0.1

Forest Products & Paper	0.1%
Private Equity	0.1
100.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.2%
Advertising — 0.1%
Advantage Solutions, Inc.†	9,843	$ 39,667
Boston Omaha Corp., Class A†	2,659	41,188
Clear Channel Outdoor Holdings, Inc.†	42,504	73,107
Stagwell, Inc.†	9,095	59,299
		213,261
Aerospace/Defense — 0.8%
AAR Corp.†	3,835	233,245
AeroVironment, Inc.†	2,949	355,767
AerSale Corp.†	2,901	26,979
Amprius Technologies, Inc.†	620	2,536
Archer Aviation, Inc., Class A†	17,288	83,501
Astronics Corp.†	2,980	50,392
Barnes Group, Inc.	5,553	183,860
Ducommun, Inc.†	1,518	74,913
Eve Holding, Inc.†	2,051	12,716
Joby Aviation, Inc.†	31,594	172,503
Kaman Corp.	3,191	143,755
Kratos Defense & Security Solutions, Inc.†	14,454	244,706
Leonardo DRS, Inc.†	7,785	151,107
Moog, Inc., Class A	3,217	449,737
National Presto Industries, Inc.	585	46,314
Redwire Corp.†	891	2,584
Rocket Lab USA, Inc.†	31,599	153,255
Triumph Group, Inc.†	7,303	118,309
		2,506,179
Agriculture — 0.3%
Alico, Inc.	807	23,758
Andersons, Inc.	3,649	192,339
Benson Hill, Inc.†	19,625	3,379
Dole PLC	8,108	91,539
Fresh Del Monte Produce, Inc.	3,859	94,854
Ispire Technology, Inc.†	2,011	22,121
Limoneira Co.	1,984	35,990
Tejon Ranch Co.†	2,374	37,462
Turning Point Brands, Inc.	1,941	47,147
Universal Corp.	2,733	158,377
Vector Group, Ltd.	16,480	172,546
Vital Farms, Inc.†	3,460	49,755
		929,267
Airlines — 0.3%
Allegiant Travel Co.	1,792	140,493
Frontier Group Holdings, Inc.†	4,368	21,272
Hawaiian Holdings, Inc.†	5,775	82,294
JetBlue Airways Corp.†	38,104	202,332
SkyWest, Inc.†	4,592	244,570
Spirit Airlines, Inc.	12,438	78,235
Sun Country Airlines Holdings, Inc.†	4,274	58,169
		827,365
Apparel — 0.5%
Fossil Group, Inc.†	5,455	6,328
Hanesbrands, Inc.†	39,900	179,550
Kontoor Brands, Inc.	6,372	373,527
Oxford Industries, Inc.	1,698	161,191
Rocky Brands, Inc.	790	22,104
Steven Madden, Ltd.	8,535	357,446
Torrid Holdings, Inc.†	1,369	7,064
Urban Outfitters, Inc.†	7,235	274,930
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	673	$ 21,610
Wolverine World Wide, Inc.	8,808	73,635
		1,477,385
Auto Manufacturers — 0.1%
Blue Bird Corp.†	2,870	83,603
Fisker, Inc.†	23,693	19,011
Hyliion Holdings Corp.†	16,726	17,562
Nikola Corp.†	70,459	52,654
REV Group, Inc.	3,588	70,038
Wabash National Corp.	5,221	132,091
Workhorse Group, Inc.†	23,390	6,199
		381,158
Auto Parts & Equipment — 1.1%
Adient PLC†	10,637	369,210
Aeva Technologies, Inc.†	9,125	7,775
American Axle & Manufacturing Holdings, Inc.†	12,942	104,701
Aurora Innovation, Inc.†	38,354	114,678
Commercial Vehicle Group, Inc.†	3,683	23,903
Cooper-Standard Holdings, Inc.†	1,916	33,702
Dana, Inc.	14,782	200,444
Dorman Products, Inc.†	2,986	243,090
Douglas Dynamics, Inc.	2,557	64,309
Fox Factory Holding Corp.†	4,837	304,924
Gentherm, Inc.†	3,716	178,925
Goodyear Tire & Rubber Co.†	31,922	444,993
Holley, Inc.†	5,982	28,534
indie Semiconductor, Inc., Class A†	17,070	103,615
Luminar Technologies, Inc.†	30,868	83,961
Methode Electronics, Inc.	3,864	80,217
Microvast Holdings, Inc.†	24,359	22,849
Miller Industries, Inc.	1,260	50,715
SES AI Corp.†	14,147	18,533
Shyft Group, Inc.	3,832	41,501
Solid Power, Inc.†	17,561	28,449
Standard Motor Products, Inc.	2,330	94,015
Titan International, Inc.†	5,942	87,704
Visteon Corp.†	3,128	360,627
XPEL, Inc.†	2,563	136,992
		3,228,366
Banks — 7.9%
1st Source Corp.	1,869	97,693
ACNB Corp.	943	36,805
Alerus Financial Corp.	2,031	46,124
Amalgamated Financial Corp.	2,004	53,226
Amerant Bancorp, Inc.	2,925	66,134
American National Bankshares, Inc.	1,166	52,808
Ameris Bancorp	7,504	372,499
Ames National Corp.	976	20,633
Arrow Financial Corp.	1,670	42,067
Associated Banc-Corp	17,164	360,616
Atlantic Union Bankshares Corp.	8,516	290,907
BancFirst Corp.	2,498	221,098
Bancorp, Inc.†	5,902	257,563
Bank First Corp.	1,058	89,338
Bank of Hawaii Corp.	4,446	281,121
Bank of Marin Bancorp	1,783	34,911
Bank of N.T. Butterfield & Son, Ltd.	5,503	166,906
Bank7 Corp.	423	11,823
BankUnited, Inc.	8,434	238,345
Bankwell Financial Group, Inc.	667	18,509
Banner Corp.	3,881	180,777

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bar Harbor Bankshares	1,692	$ 44,517
BayCom Corp.	1,269	25,900
BCB Bancorp, Inc.	1,708	21,213
Blue Foundry Bancorp†	2,566	24,480
Blue Ridge Bankshares, Inc.	2,021	5,053
Bridgewater Bancshares, Inc.†	2,317	28,986
Burke & Herbert Financial Services Corp.	729	42,574
Business First Bancshares, Inc.	2,720	61,336
Byline Bancorp, Inc.	2,807	61,305
C & F Financial Corp.	362	20,091
Cadence Bank	20,663	550,049
Cambridge Bancorp	862	59,125
Camden National Corp.	1,619	58,333
Capital Bancorp, Inc.	1,078	23,457
Capital City Bank Group, Inc.	1,496	42,756
Capstar Financial Holdings, Inc.	2,166	39,400
Carter Bankshares, Inc.†	2,572	37,191
Cathay General Bancorp	7,883	324,543
Central Pacific Financial Corp.	3,011	58,022
Central Valley Community Bancorp	1,132	21,983
Chemung Financial Corp.	397	18,468
ChoiceOne Financial Services, Inc.	791	21,104
Citizens & Northern Corp.	1,694	34,337
Citizens Financial Services, Inc.	430	25,177
City Holding Co.	1,686	172,326
Civista Bancshares, Inc.	1,752	29,942
CNB Financial Corp.	2,326	49,660
Coastal Financial Corp.†	1,226	48,917
Codorus Valley Bancorp, Inc.	1,057	24,913
Colony Bankcorp, Inc.	1,871	22,882
Community Bank System, Inc.	6,038	276,359
Community Trust Bancorp, Inc.	1,761	73,082
ConnectOne Bancorp, Inc.	4,152	94,832
CrossFirst Bankshares, Inc.†	5,123	72,337
Customers Bancorp, Inc.†	3,244	173,359
CVB Financial Corp.	15,087	253,009
Dime Community Bancshares, Inc.	3,964	90,419
Eagle Bancorp, Inc.	3,341	82,823
Eastern Bankshares, Inc.	17,572	245,305
Enterprise Bancorp, Inc.	1,085	30,836
Enterprise Financial Services Corp.	4,114	171,266
Equity Bancshares, Inc., Class A	1,658	54,465
Esquire Financial Holdings, Inc.	778	38,791
Evans Bancorp, Inc.	593	17,476
Farmers & Merchants Bancorp, Inc.	1,440	32,544
Farmers National Banc Corp.	4,129	56,650
FB Financial Corp.	4,023	149,857
Fidelity D&D Bancorp, Inc.	528	26,263
Financial Institutions, Inc.	1,720	35,948
First Bancorp	4,512	155,935
First Bancorp, Inc.	1,109	27,725
First BanCorp/Puerto Rico	19,500	325,260
First Bancshares, Inc.	3,478	88,446
First Bank	2,311	31,753
First Busey Corp.	5,887	138,580
First Business Financial Services, Inc.	890	32,725
First Commonwealth Financial Corp.	11,604	162,572
First Community Bankshares, Inc.	1,947	66,743
First Community Corp.	835	15,615
First Financial Bancorp	10,681	239,468
First Financial Bankshares, Inc.	14,780	461,579
First Financial Corp.	1,297	51,128
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Foundation, Inc.	5,803	$ 55,245
First Interstate BancSystem, Inc., Class A	9,367	257,780
First Merchants Corp.	6,703	226,628
First Mid Bancshares, Inc.	2,524	79,430
First of Long Island Corp.	2,416	29,040
Five Star Bancorp	1,448	34,506
Fulton Financial Corp.	18,223	284,097
FVCBankcorp, Inc.†	1,816	22,282
German American Bancorp, Inc.	3,180	105,353
Glacier Bancorp, Inc.	12,647	488,933
Great Southern Bancorp, Inc.	1,002	52,194
Guaranty Bancshares, Inc.	929	28,325
Hancock Whitney Corp.	9,840	443,882
Hanmi Financial Corp.	3,450	57,788
HarborOne Bancorp, Inc.	4,650	50,778
HBT Financial, Inc.	1,506	29,322
Heartland Financial USA, Inc.	4,793	170,008
Heritage Commerce Corp.	6,715	59,696
Heritage Financial Corp.	3,932	79,230
Hilltop Holdings, Inc.	5,294	166,708
Home BancShares, Inc.	21,630	507,007
HomeStreet, Inc.	2,052	28,236
Hope Bancorp, Inc.	13,085	144,982
Horizon Bancorp, Inc.	4,890	64,108
Independent Bank Corp.	2,259	57,469
Independent Bank Corp./Massachusetts	5,011	281,067
Independent Bank Group, Inc.	4,102	198,332
International Bancshares Corp.	6,091	321,970
John Marshall Bancorp, Inc.	1,412	26,828
Kearny Financial Corp.	6,350	45,911
Lakeland Bancorp, Inc.	7,071	93,974
Lakeland Financial Corp.	2,815	188,492
LCNB Corp.	1,198	17,694
Live Oak Bancshares, Inc.	3,814	138,715
Luther Burbank Corp.†	1,162	11,155
Macatawa Bank Corp.	2,982	31,788
Mainstreet Bancshares, Inc.	789	14,612
Mercantile Bank Corp.	1,778	71,280
Merchants Bancorp	1,798	78,645
Metrocity Bankshares, Inc.	2,071	49,497
Metropolitan Bank Holding Corp.†	1,172	56,830
Mid Penn Bancorp, Inc.	1,612	34,465
Middlefield Banc Corp.	890	23,496
Midland States Bancorp, Inc.	2,357	61,895
MidWestOne Financial Group, Inc.	1,613	41,132
MVB Financial Corp.	1,286	27,559
National Bank Holdings Corp., Class A	4,176	146,160
National Bankshares, Inc.	655	21,130
NBT Bancorp, Inc.	5,194	184,751
NewtekOne, Inc.	2,641	31,718
Nicolet Bankshares, Inc.	1,459	113,466
Northeast Bank	762	41,780
Northeast Community Bancorp, Inc.	1,439	24,794
Northrim BanCorp, Inc.	610	30,823
Norwood Financial Corp.	825	22,597
Oak Valley Bancorp	763	19,876
OFG Bancorp	5,232	192,381
Old National Bancorp	33,223	547,183
Old Second Bancorp, Inc.	4,919	66,997
Orange County Bancorp, Inc.	579	28,105
Origin Bancorp, Inc.	3,309	100,924
Orrstown Financial Services, Inc.	1,160	32,109
Park National Corp.	1,625	212,355

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Parke Bancorp, Inc.	1,185	$ 21,934
Pathward Financial, Inc.	2,957	153,113
PCB Bancorp	1,236	20,703
Peapack-Gladstone Financial Corp.	1,912	52,733
Penns Woods Bancorp, Inc.	777	16,752
Peoples Bancorp, Inc.	3,956	115,911
Peoples Financial Services Corp.	778	34,006
Pioneer Bancorp, Inc.†	1,322	12,890
Plumas Bancorp	620	21,874
Ponce Financial Group, Inc.†	2,205	19,977
Preferred Bank	1,467	105,389
Premier Financial Corp.	4,008	83,727
Primis Financial Corp.	2,296	30,307
Princeton Bancorp, Inc.	576	18,812
QCR Holdings, Inc.	1,869	109,168
RBB Bancorp	1,901	33,629
Red River Bancshares, Inc.	546	27,961
Renasant Corp.	6,259	197,972
Republic Bancorp, Inc., Class A	964	49,347
S&T Bancorp, Inc.	4,324	144,162
Sandy Spring Bancorp, Inc.	4,971	121,193
Seacoast Banking Corp. of Florida	9,551	234,573
ServisFirst Bancshares, Inc.	5,777	387,868
Shore Bancshares, Inc.	3,377	43,698
Sierra Bancorp	1,527	31,685
Simmons First National Corp., Class A	14,075	267,566
SmartFinancial, Inc.	1,796	41,775
South Plains Financial, Inc.	1,327	35,935
Southern First Bancshares, Inc.†	870	32,616
Southern States Bancshares, Inc.	861	22,007
Southside Bancshares, Inc.	3,256	101,913
SouthState Corp.	8,633	717,402
Stellar Bancorp, Inc.	5,519	138,141
Sterling Bancorp, Inc.†	2,465	13,336
Stock Yards Bancorp, Inc.	3,077	152,988
Summit Financial Group, Inc.	1,267	35,843
Texas Capital Bancshares, Inc.†	5,430	331,230
Third Coast Bancshares, Inc.†	1,460	27,740
Tompkins Financial Corp.	1,571	77,592
Towne Bank	7,957	223,671
TriCo Bancshares	3,522	128,025
Triumph Financial, Inc.†	2,519	177,967
TrustCo Bank Corp.	2,109	60,950
Trustmark Corp.	6,899	186,204
UMB Financial Corp.	5,021	414,232
United Bankshares, Inc.	14,838	531,942
United Community Banks, Inc.	13,107	358,345
Unity Bancorp, Inc.	816	22,350
Univest Financial Corp.	3,288	69,837
USCB Financial Holdings, Inc.†	1,192	14,459
Valley National Bancorp	48,950	470,899
Veritex Holdings, Inc.	5,948	124,967
Virginia National Bankshares Corp.	535	17,660
Walker & Dunlop, Inc.	3,607	348,400
Washington Trust Bancorp, Inc.	1,917	53,312
WesBanco, Inc.	6,541	191,913
West BanCorp, Inc.	1,837	34,554
Westamerica BanCorp	2,935	140,058
		23,521,819
Beverages — 0.4%
BRC, Inc., Class A†	4,435	16,764
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Coca-Cola Consolidated, Inc.	541	$ 466,012
Duckhorn Portfolio, Inc.†	4,976	42,943
MGP Ingredients, Inc.	1,798	152,740
National Beverage Corp.†	2,687	124,247
Primo Water Corp.	17,742	258,678
Vita Coco Co., Inc.†	3,240	63,796
Westrock Coffee Co.†	3,218	33,339
Zevia PBC, Class A†	2,870	4,879
		1,163,398
Biotechnology — 7.0%
Cartesian Therapeutics, Inc.†	13,311	9,584
2seventy Bio, Inc.†	5,690	29,247
4D Molecular Therapeutics, Inc.†	4,527	78,091
89bio, Inc.†	7,255	71,824
Aadi Bioscience, Inc.†	1,838	3,382
ACADIA Pharmaceuticals, Inc.†	13,729	355,718
Acrivon Therapeutics, Inc.†	985	3,595
Actinium Pharmaceuticals, Inc.†	3,092	16,635
Adicet Bio, Inc.†	3,443	10,295
ADMA Biologics, Inc.†	24,151	125,344
Aerovate Therapeutics, Inc.†	1,266	24,446
Agenus, Inc.†	43,176	28,807
Akero Therapeutics, Inc.†	5,815	125,662
Aldeyra Therapeutics, Inc.†	5,276	16,514
Allakos, Inc.†	7,532	9,566
Allogene Therapeutics, Inc.†	10,705	37,682
Allovir, Inc.†	5,768	4,153
Alpine Immune Sciences, Inc.†	3,689	98,164
Altimmune, Inc.†	5,987	56,517
ALX Oncology Holdings, Inc.†	3,054	44,008
Amicus Therapeutics, Inc.†	32,195	400,184
AnaptysBio, Inc.†	2,122	50,079
Anavex Life Sciences Corp.†	8,189	48,888
ANI Pharmaceuticals, Inc.†	1,645	91,824
Annexon, Inc.†	5,171	21,485
Apogee Therapeutics, Inc.†	2,326	77,921
Arbutus Biopharma Corp.†	14,354	34,019
Arcellx, Inc.†	4,346	268,757
Arcturus Therapeutics Holdings, Inc.†	2,642	87,107
Arcus Biosciences, Inc.†	6,094	92,263
Arcutis Biotherapeutics, Inc.†	8,960	52,595
Ardelyx, Inc.†	26,120	228,028
Arrowhead Pharmaceuticals, Inc.†	13,157	422,340
ARS Pharmaceuticals, Inc.†	2,781	17,270
Astria Therapeutics, Inc.†	3,748	48,836
Atara Biotherapeutics, Inc.†	10,973	6,843
Atea Pharmaceuticals, Inc.†	8,685	36,130
Aura Biosciences, Inc.†	3,145	24,216
Aurinia Pharmaceuticals, Inc.†	15,342	115,679
Avid Bioservices, Inc.†	7,031	47,600
Avidity Biosciences, Inc.†	8,380	102,487
Axsome Therapeutics, Inc.†	4,039	363,631
Beam Therapeutics, Inc.†	8,212	200,373
BioAtla, Inc.†	5,011	9,596
BioCryst Pharmaceuticals, Inc.†	21,475	113,817
Biohaven, Ltd.†	7,751	344,764
Biomea Fusion, Inc.†	2,251	40,698
BioVie, Inc.†	1,369	1,424
Bluebird Bio, Inc.†	12,125	12,367
Blueprint Medicines Corp.†	6,890	547,962
Bridgebio Pharma, Inc.†	12,975	444,913
Cabaletta Bio, Inc.†	3,902	79,913

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cara Therapeutics, Inc.†	5,299	$ 2,997
Caribou Biosciences, Inc.†	9,275	56,856
Carisma Therapeutics, Inc.	3,021	6,344
Cartesian Therapeutics, Inc.†(1)	13,211	2,378
Cassava Sciences, Inc.†	4,506	107,919
Celcuity, Inc.†	1,977	29,853
Celldex Therapeutics, Inc.†	5,264	185,398
Century Therapeutics, Inc.†	2,654	11,359
Cerevel Therapeutics Holdings, Inc.†	7,920	331,848
Chinook Therapeutics, Inc. CVR†(1)	6,629	2,585
Cogent Biosciences, Inc.†	9,411	41,691
Compass Therapeutics, Inc.†	10,339	13,441
Contra Rain Oncology CVR†(1)	2,002	100
Crinetics Pharmaceuticals, Inc.†	7,398	269,879
Cue Biopharma, Inc.†	4,077	10,763
Cullinan Oncology, Inc.†	2,929	44,345
Cymabay Therapeutics, Inc.†	12,825	301,516
Cytek Biosciences, Inc.†	13,732	103,677
Cytokinetics, Inc.†	10,552	824,428
Day One Biopharmaceuticals, Inc.†	7,098	106,825
Deciphera Pharmaceuticals, Inc.†	6,055	86,708
Denali Therapeutics, Inc.†	13,385	214,294
Design Therapeutics, Inc.†	3,713	8,800
Disc Medicine, Inc.†	1,013	66,605
Dynavax Technologies Corp.†	14,685	189,730
Dyne Therapeutics, Inc.†	5,040	107,856
Edgewise Therapeutics, Inc.†	4,847	86,422
Editas Medicine, Inc.†	9,320	65,520
Emergent BioSolutions, Inc.†	5,892	9,840
Entrada Therapeutics, Inc.†	2,424	35,318
Erasca, Inc.†	9,142	15,267
Evolus, Inc.†	4,691	59,529
EyePoint Pharmaceuticals, Inc.†	3,026	81,490
Fate Therapeutics, Inc.†	9,602	59,148
FibroGen, Inc.†	10,462	20,087
Forafric Global PLC†	601	6,274
Genelux Corp.†	2,102	22,239
Generation Bio Co.†	5,130	9,644
Geron Corp.†	58,045	106,803
Graphite Bio, Inc.†	3,175	8,636
Guardant Health, Inc.†	12,798	280,660
Halozyme Therapeutics, Inc.†	14,713	498,035
Harvard Bioscience, Inc.†	4,593	20,209
HilleVax, Inc.†	2,970	42,085
Humacyte, Inc.†	6,938	23,034
Icosavax, Inc.†	3,120	47,767
Ideaya Biosciences, Inc.†	6,819	296,831
IGM Biosciences, Inc.†	1,505	15,833
Ikena Oncology, Inc.†	3,507	4,699
ImmunityBio, Inc.†	15,021	50,471
ImmunoGen, Inc.†	27,157	796,243
Immunovant, Inc.†	6,113	222,574
Inhibrx, Inc.†	3,891	149,920
Innoviva, Inc.†	6,758	109,480
Inozyme Pharma, Inc.†	5,409	29,749
Insmed, Inc.†	15,661	435,376
Intellia Therapeutics, Inc.†	9,996	238,105
Intra-Cellular Therapies, Inc.†	10,616	714,881
Iovance Biotherapeutics, Inc.†	25,986	200,872
iTeos Therapeutics, Inc.†	2,808	27,940
Janux Therapeutics, Inc.†	1,959	16,769
Karyopharm Therapeutics, Inc.†	12,831	9,630
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Keros Therapeutics, Inc.†	2,550	$ 141,168
Kezar Life Sciences, Inc.†	8,085	8,000
Kiniksa Pharmaceuticals, Ltd., Class A†	3,555	62,675
Kodiak Sciences, Inc.†	3,675	14,737
Krystal Biotech, Inc.†	2,449	272,451
Kymera Therapeutics, Inc.†	4,305	141,118
Larimar Therapeutics, Inc.†	2,906	16,826
Lexicon Pharmaceuticals, Inc.†	10,496	19,627
Ligand Pharmaceuticals, Inc.†	1,909	139,548
Lineage Cell Therapeutics, Inc.†	15,034	13,983
Liquidia Corp.†	5,377	68,718
MacroGenics, Inc.†	6,895	98,598
MeiraGTx Holdings PLC†	3,694	22,423
Merrimack Pharmaceuticals, Inc.†	1,186	15,892
Mersana Therapeutics, Inc.†	12,561	39,693
Mineralys Therapeutics, Inc.†	2,201	24,013
Monte Rosa Therapeutics, Inc.†	3,455	18,294
Mural Oncology PLC†	1,880	8,253
Myriad Genetics, Inc.†	9,153	195,783
NeoGenomics, Inc.†	14,437	214,389
Neumora Therapeutics, Inc.†	1,685	25,106
NGM Biopharmaceuticals, Inc.†	4,938	7,555
Nkarta, Inc.†	3,426	30,971
Novavax, Inc.†	10,790	43,160
Nurix Therapeutics, Inc.†	5,393	42,605
Nuvalent, Inc., Class A†	3,011	226,337
Nuvation Bio, Inc.†	16,505	26,738
Ocean Biomedical, Inc.†	983	559
Olema Pharmaceuticals, Inc.†	3,042	39,668
Omega Therapeutics, Inc.†	2,761	10,078
Omeros Corp.†	6,897	22,346
OmniAb, Inc. (Earnout Shares 12.50)†(1)	660	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	660	0
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	7,958	26,261
Ovid therapeutics, Inc.†	6,756	26,146
PDS Biotechnology Corp.†	3,168	16,949
PepGen, Inc.†	1,139	11,424
Phathom Pharmaceuticals, Inc.†	3,633	24,341
Pliant Therapeutics Inc†	6,475	116,032
Poseida Therapeutics, Inc.†	7,700	26,488
Precigen, Inc.†	15,308	21,125
Prelude Therapeutics Inc†	1,686	5,530
Prime Medicine, Inc.†	4,482	28,461
ProKidney Corp.†	5,098	6,678
Protalix BioTherapeutics, Inc.†	7,516	10,898
Prothena Corp. PLC†	4,780	135,704
PTC Therapeutics, Inc.†	8,163	212,973
Radius Health, Inc. CVR†(1)	5,015	401
Rallybio Corp.†	3,464	4,676
RAPT Therapeutics, Inc.†	3,346	82,813
RayzeBio, Inc.†	2,276	141,340
Recursion Pharmaceuticals, Inc., Class A†	15,462	145,497
REGENXBIO, Inc.†	4,656	57,362
Relay Therapeutics, Inc.†	10,229	94,618
Replimune Group, Inc.†	5,602	43,471
REVOLUTION Medicines, Inc.†	16,296	452,214
Rigel Pharmaceuticals, Inc.†	19,388	22,684
Rocket Pharmaceuticals, Inc.†	7,108	204,213
Sage Therapeutics, Inc.†	5,990	153,584
Sana Biotechnology, Inc.†	10,871	59,682
Sangamo Therapeutics, Inc.†	16,878	7,713
Savara, Inc.†	10,235	50,561

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Scholar Rock Holding Corp.†	6,285	$ 87,676
Scilex Holding Co.†	7,466	12,244
Seer, Inc.†	6,643	11,426
SpringWorks Therapeutics, Inc.†	7,603	335,520
Stoke Therapeutics, Inc.†	3,125	15,125
Sutro Biopharma, Inc.†	6,814	29,573
Syndax Pharmaceuticals, Inc.†	7,572	155,150
Tango Therapeutics, Inc.†	5,058	59,431
Tarsus Pharmaceuticals, Inc.†	3,251	88,557
Tela Bio, Inc.†	1,833	12,666
Tenaya Therapeutics, Inc.†	5,263	22,131
Terns Pharmaceuticals, Inc.†	4,855	25,149
TG Therapeutics, Inc.†	15,711	255,147
Theravance Biopharma, Inc.†	5,837	55,335
Theseus Pharmaceuticals, Inc.†	2,293	9,310
Third Harmonic Bio, Inc.†	2,207	19,135
Travere Therapeutics, Inc.†	8,253	73,699
Turnstone Biologics Corp.†	747	1,965
Twist Bioscience Corp.†	6,449	208,948
Tyra Biosciences, Inc.†	1,584	21,226
UroGen Pharma, Ltd.†	3,082	48,387
Vaxxinity, Inc.†	4,829	3,429
Ventyx Biosciences, Inc.†	5,302	11,187
Vera Therapeutics, Inc.†	3,831	139,525
Veracyte, Inc.†	8,248	206,365
Vericel Corp.†	5,396	231,920
Verve Therapeutics, Inc.†	5,915	64,000
Vigil Neuroscience, Inc.†	1,820	4,950
Viking Therapeutics, Inc.†	10,894	262,981
Vir Biotechnology, Inc.†	9,488	89,187
Viridian Therapeutics, Inc.†	4,843	93,228
Vor BioPharma, Inc.†	4,268	9,816
Wave Life Sciences, Ltd.†	6,699	28,940
X4 Pharmaceuticals, Inc.†	13,949	10,900
Xencor, Inc.†	6,571	122,878
XOMA Corp.†	828	16,535
Zentalis Pharmaceuticals, Inc.†	6,598	78,186
Zevra Therapeutics, Inc. †	4,120	23,855
Zura Bio, Ltd.†	1,930	5,500
Zymeworks, Inc.†	6,146	66,623
		20,747,924
Building Materials — 2.2%
AAON, Inc.	7,681	538,899
American Woodmark Corp.†	1,859	169,690
Apogee Enterprises, Inc.	2,505	132,289
Aspen Aerogels, Inc.†	5,790	65,022
Boise Cascade Co.	4,503	609,976
Gibraltar Industries, Inc.†	3,465	280,388
Griffon Corp.	4,749	276,677
JELD-WEN Holding, Inc.†	9,651	179,509
Knife River Corp.†	6,415	420,118
LSI Industries, Inc.	3,175	43,371
Masonite International Corp.†	2,519	231,874
Masterbrand, Inc.†	14,705	206,899
Modine Manufacturing Co.†	5,834	403,071
PGT Innovations, Inc.†	6,431	265,086
Simpson Manufacturing Co., Inc.	4,867	880,878
SmartRent, Inc.†	20,883	61,605
SPX Technologies, Inc.†	5,005	503,703
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Summit Materials, Inc., Class A†	13,544	$ 490,022
UFP Industries, Inc.	6,810	772,594
		6,531,671
Chemicals — 1.8%
AdvanSix, Inc.	2,955	74,998
American Vanguard Corp.	3,061	33,426
Arcadium Lithium PLC†	116,003	567,255
Avient Corp.	10,253	371,261
Balchem Corp.	3,627	508,360
Cabot Corp.	6,280	452,788
Codexis, Inc.†	7,898	20,772
Danimer Scientific, Inc.†	9,942	6,343
Ecovyst, Inc.†	10,490	97,137
H.B. Fuller Co.	6,135	464,849
Hawkins, Inc.	2,194	146,055
Ingevity Corp.†	4,144	180,513
Innospec, Inc.	2,829	328,475
Intrepid Potash, Inc.†	1,204	22,154
Koppers Holdings, Inc.	2,286	116,906
Kronos Worldwide, Inc.	2,502	23,294
Lightwave Logic, Inc.†	13,276	57,220
Mativ Holdings, Inc.	6,180	74,345
Minerals Technologies, Inc.	3,690	241,141
Oil-Dri Corp. of America	556	36,118
Origin Materials, Inc.†	13,243	7,813
Orion SA	6,278	140,627
Perimeter Solutions SA†	17,300	82,002
Quaker Chemical Corp.	1,575	299,155
Rayonier Advanced Materials, Inc.†	7,226	31,361
Rogers Corp.†	1,963	226,275
Sensient Technologies Corp.	4,772	296,007
Stepan Co.	2,415	215,587
Trinseo PLC	3,966	23,915
Tronox Holdings PLC	13,273	183,035
Valhi, Inc.	274	3,800
		5,332,987
Coal — 0.7%
Alpha Metallurgical Resources, Inc.	1,309	522,605
Arch Resources, Inc.	2,041	361,175
CONSOL Energy, Inc.	3,464	327,694
Hallador Energy Co.†	2,588	22,076
NACCO Industries, Inc., Class A	476	17,269
Peabody Energy Corp.	12,965	346,166
Ramaco Resources, Inc.	511	6,449
Ramaco Resources, Inc.	2,526	47,691
SunCoke Energy, Inc.	9,474	97,109
Warrior Met Coal, Inc.	5,865	376,357
		2,124,591
Commercial Services — 5.1%
2U, Inc.†	9,085	7,729
Aaron's Co., Inc.	3,412	35,109
ABM Industries, Inc.	7,510	306,333
Acacia Research Corp.†	4,307	16,840
Adtalem Global Education, Inc.†	4,507	227,513
AirSculpt Technologies, Inc.†	1,379	10,012
Alarm.com Holdings, Inc.†	5,432	330,374
Alight, Inc., Class A†	46,973	418,999
Alta Equipment Group, Inc.	2,614	27,970
AMN Healthcare Services, Inc.†	4,320	319,723
API Group Corp.†	23,718	747,591
Arlo Technologies, Inc.†	10,145	90,088

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Bakkt Holdings, Inc.†	8,066	$ 11,050
Barrett Business Services, Inc.	750	84,203
BrightView Holdings, Inc.†	4,688	41,864
Brink's Co.	5,233	423,036
Cadiz, Inc.†	4,595	12,452
Carriage Services, Inc.	1,519	37,534
Cass Information Systems, Inc.	1,551	66,941
CBIZ, Inc.†	5,434	345,928
Chegg, Inc.†	12,907	127,134
Cimpress PLC†	2,041	153,524
Cipher Mining, Inc.†	4,765	14,486
Cleanspark, Inc.†	16,971	136,617
CompoSecure, Inc.†	1,863	9,390
CoreCivic, Inc.†	12,890	183,296
CorVel Corp.†	988	232,516
Coursera, Inc.†	14,759	282,487
CPI Card Group, Inc.†	482	8,797
CRA International, Inc.	770	82,575
Cross Country Healthcare, Inc.†	3,901	82,896
Custom Truck One Source, Inc.†	6,428	42,039
Deluxe Corp.	4,934	93,302
Distribution Solutions Group, Inc.†	1,135	36,229
Emerald Holding, Inc.†	1,769	10,862
Ennis, Inc.	2,889	58,849
European Wax Center, Inc., Class A†	3,869	57,416
EVERTEC, Inc.	7,409	297,545
First Advantage Corp.	6,128	100,315
FiscalNote Holdings, Inc.†	6,770	8,395
Flywire Corp.†	12,047	257,444
Forrester Research, Inc.†	1,331	33,914
Franklin Covey Co.†	1,318	53,300
GEO Group, Inc.†	13,656	151,855
Graham Holdings Co., Class B	406	292,482
Green Dot Corp., Class A†	5,265	47,438
Hackett Group, Inc.	2,834	65,522
Healthcare Services Group, Inc.†	8,437	79,645
Heidrick & Struggles International, Inc.	2,247	67,343
Herc Holdings, Inc.	3,205	472,705
HireQuest, Inc.	607	8,073
Huron Consulting Group, Inc.†	2,158	223,418
I3 Verticals, Inc., Class A†	2,553	47,843
ICF International, Inc.	2,123	295,182
Information Services Group, Inc.	3,977	17,578
Insperity, Inc.	4,032	462,430
John Wiley & Sons, Inc., Class A	4,132	139,827
Kelly Services, Inc., Class A	3,543	72,809
Kforce, Inc.	2,172	148,456
Korn Ferry	5,915	347,033
Laureate Education, Inc.	14,853	187,445
Legalzoom.com, Inc.†	13,430	138,463
Lincoln Educational Services Corp.†	2,684	24,049
LiveRamp Holdings, Inc.†	7,459	294,481
Marathon Digital Holdings, Inc.†	24,137	427,949
MarketWise, Inc.	3,653	8,511
Marqeta, Inc., Class A†	54,433	327,142
Matthews International Corp., Class A	3,368	110,807
Medifast, Inc.	1,217	66,509
Monro, Inc.	3,532	112,530
Multiplan Corp.†	43,603	44,039
National Research Corp.	1,632	64,301
Payoneer Global, Inc.†	30,038	140,578
Paysafe, Ltd.†	3,679	54,744
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Perdoceo Education Corp.	7,405	$ 134,031
Performant Financial Corp.†	7,625	21,503
Priority Technology Holdings, Inc.†	2,001	7,104
PROG Holdings, Inc.†	5,022	153,874
Progyny, Inc.†	9,005	343,000
Quad/Graphics, Inc.†	3,470	18,946
Remitly Global, Inc.†	15,089	258,625
Rent the Runway, Inc., Class A†	5,660	3,476
Repay Holdings Corp.†	9,401	73,704
Resources Connection, Inc.	3,676	49,479
Riot Platforms, Inc.†	21,563	235,037
Sabre Corp.†	37,544	153,930
SoundThinking, Inc.†	1,079	22,271
SP Plus Corp.†	2,218	114,737
Sterling Check Corp.†	3,556	48,504
StoneCo., Ltd., Class A†	32,999	567,253
Strategic Education, Inc.	2,566	241,358
Stride, Inc.†	4,808	288,240
Target Hospitality Corp.†	3,543	34,261
Terawulf, Inc.†	16,773	28,011
Textainer Group Holdings, Ltd.	4,582	227,496
Transcat, Inc.†	929	102,227
TriNet Group, Inc.†	3,630	412,731
TrueBlue, Inc.†	3,446	47,486
Udemy, Inc.†	9,963	135,397
Universal Technical Institute, Inc.†	3,715	52,456
Upbound Group, Inc.	6,248	207,434
V2X, Inc.†	1,307	50,829
Viad Corp.†	2,307	76,269
Willdan Group, Inc.†	1,381	26,432
WW International, Inc.†	6,178	23,229
ZipRecruiter, Inc., Class A†	7,667	106,725
		15,131,859
Computers — 3.0%
3D Systems Corp.†	14,809	70,935
ASGN, Inc.†	5,361	497,608
Cantaloupe, Inc.†	6,498	44,251
Conduent, Inc.†	19,502	70,207
Corsair Gaming, Inc.†	4,188	53,313
Cricut, Inc.	5,420	28,401
Desktop Metal, Inc., Class A†	31,783	20,618
ExlService Holdings, Inc.†	18,332	573,425
Grid Dynamics Holdings, Inc.†	6,385	83,324
Insight Enterprises, Inc.†	3,255	601,329
Integral Ad Science Holding Corp.†	5,501	80,040
Maximus, Inc.	6,897	559,485
Mitek Systems, Inc.†	4,935	62,181
NetScout Systems, Inc.†	7,861	169,090
NextNav, Inc.†	6,280	26,125
OneSpan, Inc.†	4,542	46,601
PAR Technology Corp.†	3,020	137,531
Parsons Corp.†	4,679	304,837
PlayAGS, Inc.†	4,185	36,451
Presto Automation, Inc.†	418	92
Qualys, Inc.†	4,217	797,730
Rapid7, Inc.†	6,874	378,276
Rimini Street, Inc.†	5,924	19,431
Super Micro Computer, Inc.†	5,259	2,785,219
System1, Inc.†	3,707	6,673
Tenable Holdings, Inc.†	12,945	609,709
Thoughtworks Holding, Inc.†	10,490	49,093
Tingo Group, Inc.†	13,892	9,585

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
TTEC Holdings, Inc.	2,204	$ 44,918
Unisys Corp.†	7,533	50,772
Varonis Systems, Inc.†	12,324	553,101
Velo3D, Inc.†	10,307	3,231
Vuzix Corp.†	6,688	11,169
		8,784,751
Cosmetics/Personal Care — 0.5%
Beauty Health Co.†	9,270	27,161
e.l.f. Beauty, Inc.†	6,118	976,005
Edgewell Personal Care Co.	5,714	211,704
Inter Parfums, Inc.	2,081	289,571
Waldencast PLC, Class A†	4,086	28,806
		1,533,247
Distribution/Wholesale — 0.6%
A-Mark Precious Metals, Inc.	2,155	58,120
EVI Industries, Inc.	537	12,399
G-III Apparel Group, Ltd.†	4,684	140,942
Global Industrial Co.	1,486	63,200
H&E Equipment Services, Inc.	3,645	196,065
Hudson Technologies, Inc.†	4,968	62,994
MRC Global, Inc.†	9,511	101,387
OPENLANE, Inc.†	12,238	172,311
Resideo Technologies, Inc.†	16,605	278,466
Rush Enterprises, Inc., Class A	6,985	313,696
Rush Enterprises, Inc., Class B	1,033	48,830
ScanSource, Inc.†	2,803	110,046
ThredUp, Inc., Class A†	8,135	16,555
Titan Machinery, Inc.†	2,333	62,361
VSE Corp.	1,484	92,171
		1,729,543
Diversified Financial Services — 2.7%
AlTi Global, Inc.†	2,587	16,065
Artisan Partners Asset Management, Inc., Class A	6,966	291,875
AssetMark Financial Holdings, Inc.†	2,491	76,399
Atlanticus Holdings Corp.†	519	18,004
B. Riley Financial, Inc.	2,315	54,217
BGC Group, Inc., Class A	40,594	286,594
Bit Digital, Inc.†	9,984	26,358
Bread Financial Holdings, Inc.	5,633	204,309
BrightSphere Investment Group, Inc.	3,692	81,667
Brookfield Business Corp., Class A	2,946	67,670
Cohen & Steers, Inc.	2,948	207,598
Columbia Financial, Inc.†	3,365	60,503
Consumer Portfolio Services, Inc.†	967	8,838
Diamond Hill Investment Group, Inc.	311	49,614
Enact Holdings, Inc.	3,357	95,641
Encore Capital Group, Inc.†	2,634	131,911
Enova International, Inc.†	3,300	179,619
Federal Agricultural Mtg. Corp., Class C	1,035	192,810
Finance of America Cos., Inc., Class A†	6,053	5,085
First Western Financial, Inc.†	908	15,481
Forge Global Holdings, Inc.†	12,450	23,904
FTAI Aviation, Ltd.	11,286	608,880
GCM Grosvenor, Inc., Class A	4,701	40,852
Hamilton Lane, Inc., Class A	4,143	480,339
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,000	285,480
International Money Express, Inc.†	3,629	74,757
LendingClub Corp.†	12,308	111,018
LendingTree, Inc.†	1,206	39,002
Moelis & Co., Class A	7,574	416,343
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Mr. Cooper Group, Inc.†	7,313	$ 492,604
Navient Corp.	9,753	167,947
Nelnet, Inc., Class A	1,462	127,384
NerdWallet, Inc., Class A†	3,830	58,637
Ocwen Financial Corp.†	728	21,061
OppFi, Inc.†	1,219	3,913
Pagseguro Digital, Ltd.†	22,511	289,717
Paysign, Inc.†	3,699	11,356
PennyMac Financial Services, Inc.	2,893	252,327
Perella Weinberg Partners	4,766	56,001
Piper Sandler Cos.	1,967	341,255
PJT Partners, Inc., Class A	2,690	258,697
PRA Group, Inc.†	4,378	99,687
Radian Group, Inc.	17,842	517,061
Regional Management Corp.	913	22,259
Security National Financial Corp., Class A†	1,430	11,197
Silvercrest Asset Management Group, Inc., Class A	1,070	17,848
StepStone Group, Inc., Class A	6,115	204,547
StoneX Group, Inc.†	3,038	199,749
SWK Holdings Corp.†	418	7,231
Upstart Holdings, Inc.†	8,298	263,544
Velocity Financial, Inc.†	992	15,624
Victory Capital Holdings, Inc., Class A	3,039	102,505
Virtus Investment Partners, Inc.	786	185,582
WisdomTree, Inc.	15,644	105,910
World Acceptance Corp.†	461	60,534
		8,045,010
Electric — 1.2%
ALLETE, Inc.	6,553	387,348
Altus Power, Inc.†	7,241	39,029
Ameresco, Inc., Class A†	3,645	74,467
Avista Corp.	8,695	295,717
Black Hills Corp.	7,651	396,016
FTC Solar, Inc.†	7,669	3,846
Genie Energy, Ltd., Class B	2,240	41,686
MGE Energy, Inc.	4,137	266,795
Northwestern Energy Group, Inc.	6,989	336,311
Ormat Technologies, Inc.	6,064	392,220
Otter Tail Corp.	4,681	423,256
PNM Resources, Inc.	9,721	352,192
Portland General Electric Co.	11,527	471,800
Unitil Corp.	1,808	85,916
		3,566,599
Electrical Components & Equipment — 0.8%
Belden, Inc.	4,820	357,548
Blink Charging Co.†	6,156	14,774
Encore Wire Corp.	1,705	384,477
Energizer Holdings, Inc.	8,124	256,881
EnerSys	4,678	447,076
ESS Tech, Inc.†	10,337	10,647
Insteel Industries, Inc.	2,125	73,589
nLight, Inc.†	5,075	65,874
Novanta, Inc.†	4,059	627,318
Powell Industries, Inc.	1,039	123,153
		2,361,337
Electronics — 2.0%
Advanced Energy Industries, Inc.	4,265	444,328
Akoustis Technologies, Inc.†	7,923	4,544
Allient, Inc.	1,466	40,843
Atkore, Inc.†	4,295	655,116
Atmus Filtration Technologies, Inc.†	1,861	41,556

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Badger Meter, Inc.	3,336	$ 480,351
Bel Fuse, Inc.	1,186	79,296
Benchmark Electronics, Inc.	4,009	108,724
Charge Enterprises, Inc.†	15,415	2,119
Comtech Telecommunications Corp.	3,091	19,566
CTS Corp.	3,512	144,203
Enovix Corp.†	15,711	146,269
ESCO Technologies, Inc.	2,903	295,729
Evolv Technologies Holdings, Inc.†	12,930	56,504
FARO Technologies, Inc.†	2,150	48,676
GoPro, Inc., Class A†	14,298	42,608
Itron, Inc.†	5,165	372,603
Kimball Electronics, Inc.†	2,715	64,563
Knowles Corp.†	10,190	166,199
Mesa Laboratories, Inc.	584	53,506
MicroVision, Inc.†	21,382	50,889
Mirion Technologies, Inc.†	22,712	214,628
Napco Security Technologies, Inc.	3,764	130,799
NEXTracker, Inc., Class A†	14,266	645,822
NVE Corp.	540	43,195
OSI Systems, Inc.†	1,825	233,655
Plexus Corp.†	3,112	294,769
Sanmina Corp.†	6,410	383,446
SKYX Platforms Corp.†	7,102	10,653
Stoneridge, Inc.†	2,999	53,352
TTM Technologies, Inc.†	11,742	163,331
Turtle Beach Corp.†	1,850	21,034
Vicor Corp.†	2,514	94,702
Vishay Intertechnology, Inc.	14,623	317,758
		5,925,336
Energy-Alternate Sources — 0.4%
Array Technologies, Inc.†	17,172	227,357
Energy Vault Holdings, Inc.†	11,224	17,060
Enviva, Inc.	3,548	1,555
Eos Energy Enterprises, Inc.†	12,194	13,535
Fluence Energy, Inc.†	6,646	132,056
FuelCell Energy, Inc.†	51,549	61,859
FutureFuel Corp.	2,962	16,883
Gevo, Inc.†	26,494	24,740
Green Plains, Inc.†	6,593	136,673
Maxeon Solar Technologie, Ltd.†	3,333	15,099
Montauk Renewables, Inc.†	7,554	52,198
REX American Resources Corp.†	1,758	72,764
Shoals Technologies Group, Inc., Class A†	19,440	256,025
Stem, Inc.†	16,140	47,774
Sunnova Energy International, Inc.†	12,049	126,756
SunPower Corp.†	9,896	29,985
TPI Composites, Inc.†	4,690	12,663
Verde Clean Fuels, Inc.†	71	189
		1,245,171
Engineering & Construction — 1.6%
908 Devices, Inc.†	2,485	17,594
Arcosa, Inc.	5,500	430,540
Bowman Consulting Group, Ltd.†	1,223	38,414
Comfort Systems USA, Inc.	4,014	872,925
Concrete Pumping Holdings, Inc.†	2,901	22,396
Construction Partners, Inc., Class A†	4,555	207,253
Dycom Industries, Inc.†	3,250	363,025
Exponent, Inc.	5,742	506,387
Fluor Corp.†	16,171	609,808
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Frontdoor, Inc.†	9,194	$ 301,195
Granite Construction, Inc.	5,001	225,595
Great Lakes Dredge & Dock Corp.†	7,432	56,780
IES Holdings, Inc.†	928	76,059
INNOVATE Corp.†	6,150	5,560
Iteris, Inc.†	4,840	23,329
Latham Group, Inc.†	4,402	11,137
Limbach Holdings, Inc.†	1,043	44,849
Mistras Group, Inc.†	2,360	18,337
MYR Group, Inc.†	1,864	268,136
NV5 Global, Inc.†	1,576	165,307
Primoris Services Corp.	6,020	197,456
Southland Holdings, Inc.†	459	2,249
Sterling Infrastructure, Inc.†	3,395	254,964
Tutor Perini Corp.†	4,811	43,107
		4,762,402
Entertainment — 1.1%
Accel Entertainment, Inc.†	6,044	61,951
Atlanta Braves Holdings, Inc., Class A†	1,138	49,014
Atlanta Braves Holdings, Inc., Class C†	5,163	208,120
Bally's Corp.†	3,342	37,631
Cinemark Holdings, Inc.†	12,461	172,336
Everi Holdings, Inc.†	9,567	99,592
Golden Entertainment, Inc.	2,294	88,044
IMAX Corp.†	5,092	71,135
International Game Technology PLC	12,311	319,594
Light & Wonder, Inc.†	10,355	832,335
Lions Gate Entertainment Corp., Class A†	6,605	68,890
Lions Gate Entertainment Corp., Class B†	13,657	132,473
Loop Media, Inc.†	4,350	3,045
Madison Square Garden Entertainment Corp.†	4,505	150,197
Monarch Casino & Resort, Inc.	1,527	105,256
RCI Hospitality Holdings, Inc.	991	61,204
Red Rock Resorts, Inc., Class A	5,397	295,108
Reservoir Media, Inc.†	2,249	15,743
Rush Street Interactive, Inc.†	7,325	38,163
SeaWorld Entertainment, Inc.†	4,123	203,676
Six Flags Entertainment Corp.†	8,189	206,445
Super Group SGHC, Ltd.†	15,461	48,393
		3,268,345
Environmental Control — 0.3%
374Water, Inc.†	6,991	8,389
Casella Waste Systems, Inc., Class A†	6,401	546,261
CECO Environmental Corp.†	3,364	65,026
Energy Recovery, Inc.†	6,314	97,930
Enviri Corp.†	8,945	77,016
LanzaTech Global, Inc.†	2,337	10,178
Li-Cycle Holdings Corp.†	15,800	6,796
Montrose Environmental Group, Inc.†	3,163	92,391
Pure Cycle Corp.†	2,216	21,695
PureCycle Technologies, Inc.†	13,165	51,607
		977,289
Food — 1.2%
B&G Foods, Inc.	8,059	81,073
Beyond Meat, Inc.†	6,718	44,473
Calavo Growers, Inc.	1,961	51,162
Cal-Maine Foods, Inc.	4,653	257,869
Chefs' Warehouse, Inc.†	3,991	126,994
Hain Celestial Group, Inc.†	10,137	108,567
HF Foods Group, Inc.†	4,562	22,810
Ingles Markets, Inc., Class A	1,594	134,294

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
J&J Snack Foods Corp.	1,708	$ 271,965
John B. Sanfilippo & Son, Inc.	1,016	108,844
Krispy Kreme, Inc.	9,925	131,903
Lancaster Colony Corp.	2,215	407,073
Mission Produce, Inc.†	5,493	54,875
Nathan's Famous, Inc.	319	22,761
Natural Grocers by Vitamin Cottage, Inc.	1,058	15,817
Seneca Foods Corp., Class A†	594	31,708
Simply Good Foods Co.†	10,292	389,038
SpartanNash Co.	3,912	87,746
Sprouts Farmers Market, Inc.†	11,552	581,874
SunOpta, Inc.†	10,621	63,195
TreeHouse Foods, Inc.†	5,839	245,822
United Natural Foods, Inc.†	6,626	98,794
Utz Brands, Inc.	8,163	144,485
Village Super Market, Inc., Class A	999	25,405
Weis Markets, Inc.	1,868	113,481
		3,622,028
Food Service — 0.0%
Sovos Brands, Inc.†	6,265	138,143
Forest Products & Paper — 0.1%
Glatfelter Corp.†	5,015	7,272
Sylvamo Corp.	4,060	188,506
		195,778
Gas — 0.8%
Brookfield Infrastructure Corp., Class A	13,591	475,821
Chesapeake Utilities Corp.	2,412	244,287
New Jersey Resources Corp.	11,021	449,987
Northwest Natural Holding Co.	4,072	150,094
ONE Gas, Inc.	6,259	384,115
RGC Resources, Inc.	907	17,333
Southwest Gas Holdings, Inc.	7,005	411,053
Spire, Inc.	5,844	331,764
		2,464,454
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.	2,202	74,846
Enerpac Tool Group Corp.	6,190	193,314
Franklin Electric Co., Inc.	5,237	493,640
Kennametal, Inc.	9,145	224,235
Luxfer Holdings PLC	3,028	24,920
		1,010,955
Healthcare-Products — 3.0%
Accuray, Inc.†	10,689	27,685
Adaptive Biotechnologies Corp.†	12,870	47,233
Akoya Biosciences, Inc.†	2,627	13,345
Alphatec Holdings, Inc.†	10,450	168,140
AngioDynamics, Inc.†	4,342	25,618
Artivion, Inc.†	4,463	74,621
AtriCure, Inc.†	5,278	179,769
Atrion Corp.	156	53,040
Avanos Medical, Inc.†	5,243	100,613
Avita Medical, Inc.†	2,848	47,732
Axogen, Inc.†	4,607	44,550
Axonics, Inc.†	5,637	382,640
BioLife Solutions, Inc.†	3,943	67,031
Butterfly Network, Inc.†	16,054	14,466
CareDx, Inc.†	5,897	50,478
Castle Biosciences, Inc.†	2,815	64,970
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Cerus Corp.†	20,104	$ 36,388
ClearPoint Neuro, Inc.†	2,597	18,075
CONMED Corp.	3,475	332,210
Cutera, Inc.†	2,076	5,481
CVRx, Inc.†	1,260	31,651
Embecta Corp.	6,548	112,233
Glaukos Corp.†	5,376	478,625
Haemonetics Corp.†	5,684	434,599
Inari Medical, Inc.†	6,063	345,288
InfuSystem Holdings, Inc.†	2,058	18,995
Inmode, Ltd.†	8,778	207,951
Inogen, Inc.†	2,640	18,784
Integer Holdings Corp.†	3,764	381,368
iRadimed Corp.	828	34,287
iRhythm Technologies, Inc.†	3,477	416,475
KORU Medical Systems, Inc.†	3,892	8,095
Lantheus Holdings, Inc.†	7,711	400,432
LeMaitre Vascular, Inc.	2,238	129,894
LivaNova PLC†	6,148	299,285
MaxCyte, Inc.†	9,901	50,396
Merit Medical Systems, Inc.†	6,444	504,565
MiMedx Group, Inc.†	13,075	101,201
NanoString Technologies, Inc.†	5,358	2,205
Nautilus Biotechnology, Inc.†	5,720	15,902
Neogen Corp.†	24,697	382,803
Nevro Corp.†	4,024	66,637
OmniAb, Inc.†	10,564	61,271
Omnicell, Inc.†	5,094	163,874
OraSure Technologies, Inc.†	8,157	60,117
Orchestra BioMed Holdings, Inc.†	1,651	11,689
Orthofix Medical, Inc.†	3,985	55,352
OrthoPediatrics Corp.†	1,798	46,964
Pacific Biosciences of California, Inc.†	28,559	185,919
Paragon 28, Inc.†	4,976	63,096
Patterson Cos., Inc.	9,737	290,747
PROCEPT BioRobotics Corp.†	4,572	211,684
Pulmonx Corp.†	4,156	55,192
Pulse Biosciences, Inc.†	1,830	16,250
Quanterix Corp.†	3,992	88,183
Quantum-Si, Inc.†	11,527	17,982
RxSight, Inc.†	3,221	146,588
Sanara Medtech, Inc.†	437	14,771
Semler Scientific, Inc.†	521	23,075
SI-BONE, Inc.†	4,507	91,086
Silk Road Medical, Inc.†	4,353	65,861
STAAR Surgical Co.†	5,509	154,307
Surmodics, Inc.†	1,560	54,928
Tactile Systems Technology, Inc.†	2,636	39,988
TransMedics Group, Inc.†	3,595	308,343
Treace Medical Concepts, Inc.†	5,123	69,058
UFP Technologies, Inc.†	804	135,482
Utah Medical Products, Inc.	389	30,813
Varex Imaging Corp.†	4,396	84,711
Vicarious Surgical, Inc.†	11,341	4,564
Zimvie, Inc.†	2,928	51,181
Zynex, Inc.†	2,065	24,450
		8,823,282
Healthcare-Services — 1.4%
23andMe Holding Co., Class A†	34,488	25,214
Accolade, Inc.†	7,684	86,983
Addus HomeCare Corp.†	1,774	153,628
Agiliti, Inc.†	3,359	23,815

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
American Well Corp., Class A†	28,213	$ 29,624
Apollo Medical Holdings, Inc.†	4,855	168,711
ATI Physical Therapy, Inc.†	1	6
Aveanna Healthcare Holdings, Inc.†	5,738	13,197
Brookdale Senior Living, Inc.†	21,126	115,559
Cano Health, Inc.†	295	705
CareMax, Inc.†	8,514	2,924
Community Health Systems, Inc.†	14,245	52,279
DocGo, Inc.†	8,813	32,608
Enhabit, Inc.†	5,706	57,574
Ensign Group, Inc.	6,182	699,926
Fulgent Genetics, Inc.†	2,320	57,049
HealthEquity, Inc.†	9,528	720,126
Innovage Holding Corp.†	2,143	11,336
Invitae Corp.†	29,775	11,612
Joint Corp.†	1,613	15,743
LifeStance Health Group, Inc.†	12,025	71,910
ModivCare, Inc.†	1,444	57,428
Nano-X Imaging, Ltd.†	5,406	29,409
National HealthCare Corp.	1,415	131,652
OPKO Health, Inc.†	45,699	46,613
Oscar Health, Inc., Class A†	17,870	223,732
P3 Health Partners, Inc.†	4,622	5,593
Pediatrix Medical Group, Inc. †	9,538	89,276
Pennant Group, Inc.†	3,231	48,497
Quipt Home Medical Corp.†	4,644	21,827
RadNet, Inc.†	6,826	252,357
Select Medical Holdings Corp.	11,782	306,214
Surgery Partners, Inc.†	8,569	262,983
U.S. Physical Therapy, Inc.	1,687	155,643
Viemed Healthcare, Inc.†	3,868	31,408
		4,013,161
Home Builders — 2.0%
Beazer Homes USA, Inc.†	3,340	106,045
Cavco Industries, Inc.†	992	329,265
Century Communities, Inc.	3,225	279,607
Dream Finders Homes, Inc., Class A†	2,746	90,261
Forestar Group, Inc.†	2,077	64,927
Green Brick Partners, Inc.†	2,957	154,267
Hovnanian Enterprises, Inc., Class A†	553	93,440
Installed Building Products, Inc.	2,687	523,562
KB Home	8,080	481,487
Landsea Homes Corp.†	2,290	28,831
LCI Industries	2,802	311,806
LGI Homes, Inc.†	2,360	278,504
M/I Homes, Inc.†	3,054	389,141
MDC Holdings, Inc.	6,800	425,544
Meritage Homes Corp.	4,130	683,969
Skyline Champion Corp.†	6,075	416,016
Taylor Morrison Home Corp.†	11,747	612,489
Tri Pointe Homes, Inc.†	10,904	376,515
United Homes Group, Inc.†	612	4,602
Winnebago Industries, Inc.	3,290	216,219
		5,866,497
Home Furnishings — 0.3%
Daktronics, Inc.†	4,271	32,374
Ethan Allen Interiors, Inc.	2,589	75,417
Hooker Furnishings Corp.	1,210	27,927
iRobot Corp.†	3,108	42,269
Lovesac Co.†	1,590	36,824
Security Description	Shares or Principal Amount	Value

Home Furnishings (continued)
MillerKnoll, Inc.	8,366	$ 222,452
Purple Innovation, Inc.	6,212	6,336
Sleep Number Corp.†	2,422	24,947
Snap One Holdings Corp.†	2,072	16,369
Sonos, Inc.†	14,401	224,368
Traeger, Inc.†	4,022	8,808
Vizio Holding Corp., Class A†	8,703	60,921
VOXX International Corp.†	1,342	11,206
Xperi, Inc.†	4,922	52,567
		842,785
Household Products/Wares — 0.4%
ACCO Brands Corp.	10,470	63,658
Bright Green Corp.†	7,039	1,405
Central Garden & Pet Co.†	1,092	51,215
Central Garden & Pet Co., Class A†	4,464	184,274
Helen of Troy, Ltd.†	2,696	308,692
Quanex Building Products Corp.	3,742	116,825
WD-40 Co.	1,539	398,570
		1,124,639
Insurance — 2.1%
Ambac Financial Group, Inc.†	5,016	81,510
American Coastal Insurance Corp.†	2,222	25,709
American Equity Investment Life Holding Co.†	8,914	492,142
AMERISAFE, Inc.	2,162	107,754
BRP Group, Inc., Class A†	6,826	153,175
CNO Financial Group, Inc.	12,698	345,132
Crawford & Co., Class A	1,642	19,934
Donegal Group, Inc., Class A	1,768	26,538
eHealth, Inc.†	3,176	21,597
Employers Holdings, Inc.	2,907	121,280
Enstar Group, Ltd.†	1,353	361,102
Essent Group, Ltd.	11,882	655,411
F&G Annuities & Life, Inc.	2,123	95,195
Fidelis Insurance Holdings, Ltd.†	1,719	22,381
Genworth Financial, Inc., Class A†	52,398	323,296
GoHealth, Inc.†	470	5,551
Goosehead Insurance, Inc., Class A†	2,443	188,600
Greenlight Capital Re, Ltd., Class A†	2,929	33,420
HCI Group, Inc.	729	65,369
Hippo Holdings, Inc.†	1,207	11,165
Horace Mann Educators Corp.	4,660	171,628
Investors Title Co.	138	23,081
Jackson Financial, Inc., Class A	9,392	470,257
James River Group Holdings, Ltd.	4,197	40,165
Kingsway Financial Services, Inc.†	1,236	10,840
Lemonade, Inc.†	5,747	90,918
Maiden Holdings, Ltd.†	10,286	18,103
MBIA, Inc.	5,180	31,494
Mercury General Corp.	3,039	121,712
National Western Life Group, Inc., Class A	258	124,872
NI Holdings, Inc.†	936	12,505
NMI Holdings, Inc., Class A†	9,169	292,674
Palomar Holdings, Inc.†	2,764	165,481
ProAssurance Corp.	5,908	79,522
Safety Insurance Group, Inc.	1,628	135,629
Selective Insurance Group, Inc.	6,827	715,879
Selectquote, Inc.†	15,459	17,159
SiriusPoint, Ltd.†	7,920	93,456
Skyward Specialty Insurance Group, Inc.†	2,705	84,125
Stewart Information Services Corp.	3,035	187,138
Tiptree, Inc.	2,720	51,490

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Trupanion, Inc.†	4,486	$ 122,019
United Fire Group, Inc.	2,383	53,403
Universal Insurance Holdings, Inc.	2,753	45,755
		6,315,566
Internet — 1.7%
Beyond, Inc.†	5,113	112,435
1-800-Flowers.com, Inc., Class A†	2,951	30,690
Allbirds, Inc., Class A†	10,969	10,525
BARK, Inc.†	15,119	15,573
Blade Air Mobility, Inc.†	6,821	20,327
Bumble, Inc., Class A†	11,472	157,396
Cargurus, Inc.†	11,088	257,685
CarParts.com, Inc.†	6,167	16,589
Cars.com, Inc.†	7,542	131,457
Cogent Communications Holdings, Inc.	4,963	383,144
ContextLogic, Inc., Class A†	2,544	11,117
Couchbase, Inc.†	3,943	98,575
DHI Group, Inc.†	4,851	11,109
Entravision Communications Corp., Class A	6,820	27,485
ePlus, Inc.†	3,013	227,602
Eventbrite, Inc., Class A†	8,765	73,363
EverQuote, Inc., Class A†	2,433	30,729
Figs, Inc., Class A†	14,487	83,445
fuboTV, Inc.†	32,099	79,926
Gambling.com Group, Ltd.†	1,737	15,894
Grindr, Inc.†	4,647	40,336
HealthStream, Inc.	2,731	72,699
Hims & Hers Health, Inc.†	13,850	118,833
Lands' End, Inc.†	1,680	15,910
Liquidity Services, Inc.†	2,612	45,579
Magnite, Inc.†	15,339	135,750
MediaAlpha, Inc., Class A†	2,562	32,665
Mondee Holdings, Inc.†	5,144	12,011
Nerdy, Inc.†	7,087	21,757
Nextdoor Holdings, Inc.†	16,492	25,068
Open Lending Corp.†	11,280	82,795
Opendoor Technologies, Inc.†	62,989	215,422
OptimizeRx Corp.†	1,832	25,868
Perficient, Inc.†	3,891	265,094
Q2 Holdings, Inc.†	6,454	274,618
QuinStreet, Inc.†	5,990	75,893
Revolve Group, Inc.†	4,651	67,021
Rover Group, Inc.†	10,358	113,316
Shutterstock, Inc.	2,796	131,328
Solo Brands, Inc., Class A†	2,254	6,289
Sprinklr, Inc.†	11,971	149,398
Squarespace, Inc., Class A†	5,723	177,413
Stitch Fix, Inc., Class A†	9,699	31,037
TechTarget, Inc.†	2,882	98,478
TrueCar, Inc.†	10,146	35,917
Tucows, Inc., Class A†	1,125	26,010
Upwork, Inc.†	14,176	194,353
Vivid Seats, Inc., Class A†	2,767	15,883
Yelp, Inc.†	7,548	330,074
Ziff Davis, Inc.†	5,246	353,580
		4,985,461
Investment Companies — 0.1%
Cannae Holdings, Inc.†	7,783	157,606
Security Description	Shares or Principal Amount	Value

Investment Companies (continued)
Compass Diversified Holdings	7,161	$ 158,186
FTAI Infrastructure, Inc.	11,214	47,772
		363,564
Iron/Steel — 0.6%
ATI, Inc.†	14,623	597,642
Carpenter Technology Corp.	5,547	341,640
Commercial Metals Co.	13,284	693,691
Haynes International, Inc.	1,418	78,940
Schnitzer Steel Industries, Inc., Class A	2,933	77,226
Worthington Steel, Inc.†	3,491	104,555
		1,893,694
Leisure Time — 0.5%
Acushnet Holdings Corp.	3,496	221,437
Bowlero Corp.†	1,912	20,669
Camping World Holdings, Inc., Class A	4,739	117,764
Clarus Corp.	3,316	19,631
Dragonfly Energy Holdings Corp.†	3,310	1,556
Escalade, Inc.	1,128	18,116
Global Business Travel Group I†	3,656	21,168
Johnson Outdoors, Inc., Class A	614	27,483
Life Time Group Holdings, Inc.†	5,061	67,311
Lindblad Expeditions Holdings, Inc.†	3,962	36,609
Livewire Group, Inc.†	2,180	21,625
Malibu Boats, Inc., Class A†	2,305	96,234
Marine Products Corp.	953	9,730
MasterCraft Boat Holdings, Inc.†	1,923	37,248
OneSpaWorld Holdings, Ltd.†	9,457	128,899
Topgolf Callaway Brands Corp.†	16,316	214,882
Virgin Galactic Holdings, Inc.†	37,201	66,218
Vista Outdoor, Inc.†	6,550	183,858
Xponential Fitness, Inc., Class A†	2,852	31,543
		1,341,981
Lodging — 0.2%
Century Casinos, Inc.†	3,116	10,812
Empire Resorts, Inc.†(1)	394	0
Full House Resorts, Inc.†	3,722	17,568
Hilton Grand Vacations, Inc.†	9,114	380,054
Marcus Corp.	2,748	37,318
		445,752
Machinery-Construction & Mining — 0.4%
Argan, Inc.	1,436	63,658
Astec Industries, Inc.	2,577	91,741
Babcock & Wilcox Enterprises, Inc.†	6,663	8,795
Bloom Energy Corp., Class A†	21,839	247,218
Hyster-Yale Materials Handling, Inc.	1,262	82,939
Manitowoc Co., Inc.†	3,950	63,595
NuScale Power Corp.†	6,152	17,779
Terex Corp.	7,540	463,182
Transphorm, Inc.†	3,327	16,103
		1,055,010
Machinery-Diversified — 1.8%
Alamo Group, Inc.	1,144	242,848
Albany International Corp., Class A	3,547	315,364
Applied Industrial Technologies, Inc.	4,376	772,189
Cactus, Inc., Class A	7,328	311,000
Chart Industries, Inc.†	4,874	568,893
Columbus McKinnon Corp.	3,198	124,946
CSW Industrials, Inc.	1,747	369,613
DXP Enterprises, Inc.†	1,542	49,683

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Eastman Kodak Co.†	6,460	$ 22,287
Gencor Industries, Inc.†	1,194	18,626
Gorman-Rupp Co.	2,595	86,647
GrafTech International, Ltd.	21,969	29,219
Ichor Holdings, Ltd.†	3,233	117,035
Intevac, Inc.†	2,934	12,117
Kadant, Inc.	1,326	379,236
Lindsay Corp.	1,253	163,028
Mueller Water Products, Inc., Class A	17,596	241,241
Tennant Co.	2,099	198,398
Thermon Group Holdings, Inc.†	3,790	124,236
Watts Water Technologies, Inc., Class A	3,101	614,029
Zurn Elkay Water Solutions Corp.	16,778	497,468
		5,258,103
Media — 0.4%
AMC Networks, Inc., Class A†	3,502	63,351
E.W. Scripps Co., Class A†	6,743	53,742
Gannett Co., Inc.†	16,347	40,377
Gray Television, Inc.	9,578	91,470
iHeartMedia, Inc., Class A†	11,769	31,894
Liberty Latin America, Ltd., Class A†	3,986	28,061
Liberty Latin America, Ltd., Class C†	15,589	110,994
Scholastic Corp.	3,033	116,588
Sinclair, Inc.	3,721	58,420
Sphere Entertainment Co.†	3,016	106,706
TEGNA, Inc.	22,893	356,902
Thryv Holdings, Inc.†	3,513	71,806
Townsquare Media, Inc.	1,323	14,209
Urban One, Inc.†	1,027	3,759
Urban One, Inc.†	1,292	4,651
Value Line, Inc.	95	4,237
WideOpenWest, Inc.†	5,670	21,036
		1,178,203
Metal Fabricate/Hardware — 0.8%
AZZ, Inc.	2,813	175,672
Helios Technologies, Inc.	3,760	155,138
Hillman Solutions Corp.†	22,135	194,567
Janus International Group, Inc.†	9,627	136,222
Mayville Engineering Co., Inc.†	1,270	16,116
Mueller Industries, Inc.	12,710	610,080
Northwest Pipe Co.†	1,115	33,862
Olympic Steel, Inc.	1,117	75,487
Omega Flex, Inc.	371	25,881
Park-Ohio Holdings Corp.	970	23,998
Proto Labs, Inc.†	2,989	107,873
Ryerson Holding Corp.	3,189	109,446
Standex International Corp.	1,337	197,421
TimkenSteel Corp.†	4,929	101,291
Tredegar Corp.	3,023	14,299
Worthington Industries, Inc.	3,491	199,127
Xometry, Inc., Class A†	3,848	123,829
		2,300,309
Mining — 0.6%
5E Advanced Materials, Inc.†	4,455	6,326
Caledonia Mining Corp. PLC	1,860	19,921
Centrus Energy Corp., Class A†	1,392	69,906
Century Aluminum Co.†	5,964	66,499
Coeur Mining, Inc.†	37,536	100,972
Compass Minerals International, Inc.	3,883	87,329
Constellium SE†	14,607	273,881
Security Description	Shares or Principal Amount	Value

Mining (continued)
Contango ORE, Inc.†	882	$ 14,526
Dakota Gold Corp.†	6,372	13,381
Encore Energy Corp.†	16,629	76,660
Energy Fuels, Inc.†	17,808	134,450
Hecla Mining Co.	69,278	263,949
i-80 Gold Corp.†	21,887	35,019
Ivanhoe Electric, Inc.†	7,160	59,858
Kaiser Aluminum Corp.	1,808	117,339
NioCorp Developments, Ltd.†	239	746
Novagold Resources, Inc.†	27,410	70,170
Pan American Silver Corp. CVR†	29,003	13,631
Perpetua Resources Corp.†	4,279	12,238
Piedmont Lithium, Inc.†	2,033	31,064
United States Lime & Minerals, Inc.	233	60,270
Uranium Energy Corp.†	42,864	327,481
		1,855,616
Miscellaneous Manufacturing — 1.1%
AMMO, Inc.†	10,220	22,177
Core Molding Technologies, Inc.†	829	14,342
Enpro, Inc.	2,376	354,927
Fabrinet †	4,173	890,977
Federal Signal Corp.	6,795	523,079
Hillenbrand, Inc.	7,946	370,045
John Bean Technologies Corp.	3,611	356,622
LSB Industries, Inc.†	6,084	45,265
Materion Corp.	2,328	272,306
Myers Industries, Inc.	4,144	77,700
NL Industries, Inc.	951	4,993
Park Aerospace Corp.	2,108	31,093
Sight Sciences, Inc.†	2,448	10,380
Smith & Wesson Brands, Inc.	5,184	67,703
Sturm Ruger & Co., Inc.	1,982	86,534
Trinity Industries, Inc.	9,206	231,439
		3,359,582
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,117	74,964
Office Furnishings — 0.1%
CompX International, Inc.	173	4,173
HNI Corp.	5,236	213,210
Interface, Inc.	6,499	80,652
Steelcase, Inc., Class A	10,503	133,178
		431,213
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	19,891	81,752
Xerox Holdings Corp.	13,262	244,817
		326,569
Oil & Gas — 3.9%
Amplify Energy Corp.†	4,110	25,153
Berry Corp.	8,542	57,317
Borr Drilling, Ltd.	24,916	153,233
California Resources Corp.	7,899	376,624
Callon Petroleum Co.†	6,945	223,073
Chord Energy Corp.	4,745	729,591
Civitas Resources, Inc.	9,168	594,178
CNX Resources Corp.†	17,760	358,752
Comstock Resources, Inc.	10,421	81,388
Crescent Energy Co., Class A	8,737	96,544
CVR Energy, Inc.	3,361	113,367
Delek US Holdings, Inc.	7,295	197,184

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Diamond Offshore Drilling, Inc.†	11,534	$ 140,715
Empire Petroleum Corp.†	1,479	9,880
Evolution Petroleum Corp.	3,517	19,730
Granite Ridge Resources, Inc.	3,863	21,169
Gulfport Energy Corp.†	1,270	161,163
Helmerich & Payne, Inc.	11,040	444,470
HighPeak Energy, Inc.	1,364	18,619
Kosmos Energy, Ltd.†	51,756	313,641
Magnolia Oil & Gas Corp., Class A	20,343	419,473
Matador Resources Co.	12,847	705,172
Murphy Oil Corp.	16,851	652,134
Nabors Industries, Ltd.†	1,039	87,879
Noble Corp. PLC	12,769	563,496
Northern Oil & Gas, Inc.	9,979	334,297
Par Pacific Holdings, Inc.†	6,265	229,236
Patterson-UTI Energy, Inc.	40,090	444,598
PBF Energy, Inc., Class A	12,652	639,053
Permian Resources Corp.	44,266	596,706
PrimeEnergy Resources Corp.†	82	7,888
Riley Exploration Permian, Inc.	1,002	22,265
Ring Energy, Inc.†	13,589	18,889
SandRidge Energy, Inc.	3,617	52,808
Seadrill, Ltd.†	5,729	247,607
SilverBow Resources, Inc.†	2,390	63,478
Sitio Royalties Corp.	9,319	198,774
SM Energy Co.	13,403	496,983
Talos Energy, Inc.†	15,322	198,726
Tellurian, Inc.†	62,660	31,393
VAALCO Energy, Inc.	12,213	52,027
Valaris, Ltd.†	6,849	423,748
Vertex Energy, Inc.†	7,402	10,807
Vital Energy, Inc.†	2,647	116,018
Vitesse Energy, Inc.	2,841	59,689
W&T Offshore, Inc.	11,141	33,869
Weatherford International PLC†	8,073	722,937
		11,565,741
Oil & Gas Services — 1.1%
Archrock, Inc.	15,762	257,551
Aris Water Solution, Inc., Class A	3,387	29,467
Atlas Energy Solutions, Inc.	2,017	35,035
Bristow Group, Inc.†	2,677	70,619
ChampionX Corp.	22,200	608,502
Core Laboratories, Inc.	5,314	83,802
DMC Global, Inc.†	2,213	37,665
Dril-Quip, Inc.†	3,857	77,410
Expro Group Holdings NV†	10,152	178,675
Forum Energy Technologies, Inc.†	1,095	21,583
Helix Energy Solutions Group, Inc.†	16,312	153,333
KLX Energy Services Holdings, Inc.†	1,435	13,948
Kodiak Gas Services, Inc.	1,797	42,086
Liberty Energy, Inc.	18,628	387,276
Mammoth Energy Services, Inc.†	2,640	9,266
Newpark Resources, Inc.†	8,654	56,165
NOW, Inc.†	12,073	121,817
Oceaneering International, Inc.†	11,393	236,747
Oil States International, Inc.†	7,148	44,103
ProFrac Holding Corp., Class A†	2,943	23,279
ProPetro Holding Corp.†	10,945	92,595
Ranger Energy Services, Inc.	1,665	16,916
RPC, Inc.	9,640	70,468
SEACOR Marine Holdings, Inc.†	2,729	28,818
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Select Water Solutions, Inc.	9,052	$ 70,334
Solaris Oilfield Infrastructure, Inc., Class A	3,313	24,848
TETRA Technologies, Inc.†	14,202	59,506
Tidewater, Inc.†	5,265	353,755
US Silica Holdings, Inc.†	8,544	91,592
		3,297,161
Packaging & Containers — 0.3%
Clearwater Paper Corp.†	1,852	61,060
Greif, Inc., Class A	2,758	172,678
Greif, Inc., Class B	586	36,742
Karat Packaging, Inc.	769	18,548
O-I Glass, Inc.†	17,614	256,460
Pactiv Evergreen, Inc.	4,538	66,255
Ranpak Holdings Corp.†	4,913	20,242
TriMas Corp.	4,704	116,095
		748,080
Pharmaceuticals — 2.6%
ACELYRIN, Inc.†	3,755	28,613
Aclaris Therapeutics, Inc.†	7,869	9,128
AdaptHealth Corp.†	10,845	78,301
Aduro Biotech Holding, Inc. CVR†(1)	1,482	0
Agios Pharmaceuticals, Inc.†	6,293	142,348
Alector, Inc.†	7,191	42,858
Alkermes PLC†	18,799	508,513
Amneal Pharmaceuticals, Inc.†	13,811	73,889
Amphastar Pharmaceuticals, Inc.†	4,364	232,863
Amylyx Pharmaceuticals, Inc.†	5,754	92,064
Anika Therapeutics, Inc.†	1,658	38,996
Arvinas, Inc.†	5,563	230,864
Assertio Holdings, Inc.†	10,054	8,874
BellRing Brands, Inc.†	14,957	826,673
Beyond Air, Inc.†	3,064	5,148
Biote Corp.†	1,586	6,011
Bioxcel Therapeutics, Inc.†	2,298	7,400
Catalyst Pharmaceuticals, Inc.†	11,378	163,843
Citius Pharmaceuticals, Inc.†	13,923	8,646
Coherus Biosciences, Inc.†	11,307	24,310
Collegium Pharmaceutical, Inc.†	3,928	129,467
Corcept Therapeutics, Inc.†	9,093	191,862
CorMedix, Inc.†	6,227	18,370
Eagle Pharmaceuticals, Inc.†	1,172	6,868
Enanta Pharmaceuticals, Inc.†	2,266	27,532
Enliven Therapeutics, Inc.†	2,645	41,526
Eyenovia, Inc.†	3,408	6,203
Fennec Pharmaceuticals, Inc.†	2,056	20,539
Foghorn Therapeutics, Inc.†	2,303	7,324
Gritstone Bio, Inc.†	9,944	23,766
Harmony Biosciences Holdings, Inc.†	3,652	115,184
Harrow, Inc.†	3,434	32,726
Herbalife, Ltd.†	11,203	134,996
Heron Therapeutics, Inc.†	11,731	28,272
Immuneering Corp., Class A†	2,536	14,886
Ironwood Pharmaceuticals, Inc.†	15,706	222,868
Jounce Therapeutics, Inc. CVR†(1)	4,828	145
KalVista Pharmaceuticals, Inc.†	3,508	55,321
Kura Oncology, Inc.†	7,994	160,999
Longboard Pharmaceuticals, Inc.†	1,765	37,489
Lyell Immunopharma, Inc.†	19,661	35,980
Madrigal Pharmaceuticals, Inc.†	1,676	363,206
MannKind Corp.†	29,550	98,697
Marinus Pharmaceuticals, Inc.†	5,745	55,956

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Mirum Pharmaceuticals, Inc.†	2,804	$ 74,194
Morphic Holding, Inc.†	4,163	131,925
Nature's Sunshine Products, Inc.†	1,494	26,011
Nuvectis Pharma, Inc.†	842	6,138
Ocular Therapeutix, Inc.†	9,056	44,012
Optinose, Inc.†	8,261	10,409
Option Care Health, Inc.†	19,001	593,591
ORIC Pharmaceuticals, Inc.†	4,422	48,598
Outlook Therapeutics, Inc.†	17,818	6,878
Owens & Minor, Inc.†	8,417	165,899
Pacira BioSciences, Inc.†	5,161	168,197
PetIQ, Inc.†	3,097	55,653
Phibro Animal Health Corp., Class A	2,318	25,058
PMV Pharmaceuticals, Inc.†	4,369	7,689
Prestige Consumer Healthcare, Inc.†	5,647	347,516
Protagonist Therapeutics, Inc.†	6,471	161,840
Reneo Pharmaceuticals, Inc.†	1,470	2,411
Revance Therapeutics, Inc.†	9,914	49,867
Rhythm Pharmaceuticals, Inc.†	5,821	256,764
Sagimet Biosciences, Inc.†	629	5,963
Scpharmaceuticals, Inc.†	3,272	16,033
Seres Therapeutics, Inc.†	11,021	12,454
SIGA Technologies, Inc.	5,220	25,474
Summit Therapeutics, Inc.†	13,128	51,462
Supernus Pharmaceuticals, Inc.†	5,569	154,150
Taro Pharmaceutical Industries, Ltd.†	926	39,864
Trevi Therapeutics, Inc.†	4,775	6,781
USANA Health Sciences, Inc.†	1,288	60,304
Vanda Pharmaceuticals, Inc.†	6,400	23,040
Vaxcyte, Inc.†	10,628	759,052
Verrica Pharmaceuticals, Inc.†	2,365	13,362
Voyager Therapeutics, Inc.†	3,598	26,157
Xeris Biopharma Holdings, Inc.†	15,075	37,084
Y-mAbs Therapeutics, Inc.†	4,168	53,309
		7,826,663
Pipelines — 0.3%
Equitrans Midstream Corp.	49,525	504,660
Excelerate Energy, Inc., Class A	2,051	31,421
Golar LNG, Ltd.	11,358	247,718
Kinetik Holdings, Inc.	2,063	67,089
NextDecade Corp.†	8,850	45,046
		895,934
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.	1,855	29,439
P10, Inc.	4,953	45,567
Patria Investments, Ltd.	6,163	87,946
		162,952
Real Estate — 0.6%
American Realty Investors, Inc.†	169	3,720
Angel Oak Mtg. REIT, Inc.	1,339	14,287
Anywhere Real Estate, Inc.†	12,222	87,021
Compass, Inc., Class A†	32,269	111,005
Cushman & Wakefield PLC†	18,829	198,081
Douglas Elliman, Inc.	9,186	19,842
eXp World Holdings, Inc.	8,081	100,043
FRP Holdings, Inc.†	747	43,401
Kennedy-Wilson Holdings, Inc.	13,568	141,786
Legacy Housing Corp.†	1,124	26,560
Marcus & Millichap, Inc.	2,689	102,424
Maui Land & Pineapple Co., Inc.†	854	16,909
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
McGrath RentCorp	2,800	$ 351,820
Newmark Group, Inc., Class A	15,562	157,954
RE/MAX Holdings, Inc., Class A	1,981	21,256
Redfin Corp.†	12,396	101,151
RMR Group, Inc., Class A	1,745	45,527
St. Joe Co.	3,904	215,501
Star Holdings†	1,468	17,014
Stratus Properties, Inc.†	639	14,697
Transcontinental Realty Investors, Inc.†	143	5,681
		1,795,680
REITS — 5.9%
Acadia Realty Trust	10,595	180,751
AFC Gamma, Inc.	1,857	21,653
Alexander & Baldwin, Inc.	8,222	142,405
Alexander's, Inc.	243	53,409
Alpine Income Property Trust, Inc.	1,437	22,331
American Assets Trust, Inc.	5,533	124,105
Apartment Investment & Management Co., Class A†	16,580	123,189
Apollo Commercial Real Estate Finance, Inc.	16,097	179,642
Apple Hospitality REIT, Inc.	24,448	392,635
Arbor Realty Trust, Inc.	20,871	277,584
Ares Commercial Real Estate Corp.	5,891	56,023
Armada Hoffler Properties, Inc.	7,637	91,338
ARMOUR Residential REIT, Inc.	5,573	106,166
Blackstone Mtg. Trust, Inc., Class A	19,537	385,660
Braemar Hotels & Resorts, Inc.	7,433	16,947
Brandywine Realty Trust	19,293	91,449
BrightSpire Capital, Inc.	14,605	104,426
Broadstone Net Lease, Inc.	21,315	342,532
BRT Apartments Corp.	1,331	22,361
CareTrust REIT, Inc.	11,356	237,567
CBL & Associates Properties, Inc.	3,050	71,309
Centerspace	1,713	93,804
Chatham Lodging Trust	5,464	57,372
Chimera Investment Corp.	25,788	123,782
City Office REIT, Inc.	4,420	23,205
Claros Mtg. Trust, Inc.	10,289	120,793
Clipper Realty, Inc.	1,296	6,558
Community Healthcare Trust, Inc.	3,025	77,410
COPT Defense Properties	12,786	301,238
CTO Realty Growth, Inc.	2,490	41,160
DiamondRock Hospitality Co.	23,841	217,907
Diversified Healthcare Trust	27,084	77,731
Douglas Emmett, Inc.	18,284	247,748
Dynex Capital, Inc.	6,399	78,324
Easterly Government Properties, Inc.	10,867	133,447
Ellington Financial, Inc.	8,520	104,029
Elme Communities	9,964	144,279
Empire State Realty Trust, Inc., Class A	14,975	142,562
Equity Commonwealth	11,574	221,179
Essential Properties Realty Trust, Inc.	17,685	440,533
Farmland Partners, Inc.	5,064	56,818
Four Corners Property Trust, Inc.	10,258	240,140
Franklin BSP Realty Trust, Inc.	9,425	120,828
Getty Realty Corp.	5,411	149,668
Gladstone Commercial Corp.	4,506	57,767
Gladstone Land Corp.	3,799	53,794
Global Medical REIT, Inc.	6,913	69,890
Global Net Lease, Inc.	22,066	186,458
Granite Point Mtg. Trust, Inc.	5,791	32,487
Hudson Pacific Properties, Inc.	15,658	128,239
Independence Realty Trust, Inc.	25,583	375,814

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Innovative Industrial Properties, Inc.	3,166	$ 295,166
InvenTrust Properties Corp.	7,708	191,390
Invesco Mtg. Capital, Inc.	5,096	44,896
JBG SMITH Properties	11,500	184,000
Kite Realty Group Trust	24,687	528,302
KKR Real Estate Finance Trust, Inc.	6,677	81,726
Ladder Capital Corp.	12,840	140,341
LTC Properties, Inc.	4,649	144,909
LXP Industrial Trust	32,853	298,634
Macerich Co.	24,504	386,918
MFA Financial, Inc.	11,598	128,390
National Health Investors, Inc.	4,733	251,701
NETSTREIT Corp.	7,841	142,471
New York Mtg. Trust, Inc.	10,316	80,877
NexPoint Diversified Real Estate Trust	3,523	24,309
Nexpoint Real Estate Finance, Inc.	914	13,317
NexPoint Residential Trust, Inc.	2,558	78,147
Office Properties Income Trust	5,456	20,024
One Liberty Properties, Inc.	1,842	37,282
Orchid Island Capital, Inc.	5,965	47,601
Orion Office REIT, Inc.	6,479	33,302
Outfront Media, Inc.	16,731	217,838
Paramount Group, Inc.	20,973	99,622
Peakstone Realty Trust	4,102	59,397
Pebblebrook Hotel Trust	13,481	205,181
PennyMac Mtg. Investment Trust	9,855	141,321
Phillips Edison & Co., Inc.	13,377	464,316
Physicians Realty Trust	26,986	330,309
Piedmont Office Realty Trust, Inc., Class A	14,001	95,207
Plymouth Industrial REIT, Inc.	5,006	110,833
Postal Realty Trust, Inc., Class A	2,313	32,613
PotlatchDeltic Corp.	8,971	401,273
Ready Capital Corp.	18,159	170,150
Redwood Trust, Inc.	12,913	86,646
Retail Opportunity Investments Corp.	13,956	189,662
RLJ Lodging Trust	17,567	203,426
Ryman Hospitality Properties, Inc.	6,617	727,208
Sabra Health Care REIT, Inc.	26,246	350,122
Safehold, Inc.	5,516	109,548
Saul Centers, Inc.	1,321	50,541
Service Properties Trust	18,697	144,528
SITE Centers Corp.	21,612	287,872
SL Green Realty Corp.	7,346	330,203
Summit Hotel Properties, Inc.	11,881	76,989
Sunstone Hotel Investors, Inc.	23,621	252,036
Tanger, Inc.	11,586	311,663
Terreno Realty Corp.	9,398	561,343
TPG RE Finance Trust, Inc.	7,830	47,685
Two Harbors Investment Corp.	11,025	137,371
UMH Properties, Inc.	6,784	102,506
Uniti Group, Inc.	27,008	142,062
Universal Health Realty Income Trust	1,459	58,083
Urban Edge Properties	13,027	224,976
Veris Residential, Inc.	8,969	136,777
Whitestone REIT	5,514	71,241
Xenia Hotels & Resorts, Inc.	12,176	162,306
		17,415,003
Retail — 3.8%
Abercrombie & Fitch Co., Class A†	5,534	563,915
Academy Sports & Outdoors, Inc.	8,200	514,386
American Eagle Outfitters, Inc.	20,717	410,611
Security Description	Shares or Principal Amount	Value

Retail (continued)
America's Car-Mart, Inc.†	665	$ 40,492
Arko Corp.	9,210	71,838
Asbury Automotive Group, Inc.†	2,348	490,873
Beacon Roofing Supply, Inc.†	7,171	594,404
Big 5 Sporting Goods Corp.	2,437	12,258
Big Lots, Inc.	3,226	18,517
Biglari Holdings, Inc., Class B†	84	12,992
BJ's Restaurants, Inc.†	2,579	89,259
Bloomin' Brands, Inc.	9,936	264,496
BlueLinx Holdings, Inc.†	959	110,611
Boot Barn Holdings, Inc.†	3,373	241,979
Brinker International, Inc.†	4,973	212,795
Buckle, Inc.	3,463	128,789
Build-A-Bear Workshop, Inc.	1,490	33,570
Caleres, Inc.	3,851	120,806
Carrols Restaurant Group, Inc.	4,164	39,142
Carvana Co.†	10,877	468,364
Cato Corp., Class A	1,972	13,331
Cheesecake Factory, Inc.	5,500	189,035
Children's Place, Inc.†	1,352	30,123
Chuy's Holdings, Inc.†	2,047	69,209
Clean Energy Fuels Corp.†	19,226	56,717
Cracker Barrel Old Country Store, Inc.	2,501	193,452
Dave & Buster's Entertainment, Inc.†	4,098	219,366
Denny's Corp.†	5,814	61,803
Designer Brands, Inc., Class A	4,893	41,933
Destination XL Group, Inc.†	6,369	27,196
Dillard's, Inc., Class A	394	152,584
Dine Brands Global, Inc.	1,754	81,824
Duluth Holdings, Inc., Class B†	1,533	7,481
El Pollo Loco Holdings, Inc.†	3,151	29,178
Envela Corp.†	860	3,741
EVgo, Inc.†	11,729	26,859
First Watch Restaurant Group, Inc.†	2,518	54,036
FirstCash Holdings, Inc.	4,271	490,183
Foot Locker, Inc.	9,310	262,170
Genesco, Inc.†	1,249	34,697
GMS, Inc.†	4,652	391,512
Group 1 Automotive, Inc.	1,548	402,573
GrowGeneration Corp.†	6,667	15,401
Guess?, Inc.	3,189	71,242
Haverty Furniture Cos., Inc.	1,658	56,206
Hibbett, Inc.	1,386	92,377
J. Jill, Inc.†	515	12,005
Jack in the Box, Inc.	2,298	179,175
Kura Sushi USA, Inc., Class A†	661	64,864
La-Z-Boy, Inc.	4,922	171,335
Lazydays Holdings, Inc.†	863	4,237
Leslie's, Inc.†	20,135	135,106
MarineMax, Inc.†	2,423	67,844
Movado Group, Inc.	1,737	47,906
National Vision Holdings, Inc.†	8,804	167,364
Noodles & Co.†	4,549	11,554
Nu Skin Enterprises, Inc., Class A	5,651	104,883
ODP Corp.†	3,681	188,246
ONE Group Hospitality, Inc.†	2,488	10,947
OneWater Marine, Inc., Class A†	1,308	33,001
Papa John's International, Inc.	3,727	273,860
Patrick Industries, Inc.	2,421	243,044
PC Connection, Inc.	1,298	83,734
PetMed Express, Inc.	2,328	14,457
Portillo's, Inc., Class A†	5,137	70,582
Potbelly Corp.†	2,957	37,199

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
PriceSmart, Inc.	2,853	$ 216,885
Qurate Retail, Inc.†	151	805
Red Robin Gourmet Burgers, Inc.†	1,798	18,304
Sally Beauty Holdings, Inc.†	12,166	149,885
Savers Value Village, Inc.†	2,937	54,892
Shake Shack, Inc., Class A†	4,282	323,548
Shoe Carnival, Inc.	2,064	52,632
Signet Jewelers, Ltd.	5,053	502,672
Sonic Automotive, Inc., Class A	1,662	84,031
Sportsman's Warehouse Holdings, Inc.†	4,245	16,343
Sweetgreen, Inc., Class A†	10,951	116,957
Tile Shop Holdings, Inc.†	3,265	21,190
Tilly's, Inc., Class A†	2,538	18,629
Vera Bradley, Inc.†	2,972	22,825
Warby Parker, Inc., Class A†	9,607	122,489
Winmark Corp.	324	116,857
Zumiez, Inc.†	1,805	30,992
		11,305,605
Savings & Loans — 0.8%
WaFd, Inc.	7,309	212,253
Axos Financial, Inc.†	6,296	348,987
Banc of California, Inc.	14,884	205,102
Berkshire Hills Bancorp, Inc.	4,929	118,296
Brookline Bancorp, Inc.	9,898	107,096
Capitol Federal Financial, Inc.	14,474	91,765
Essa Bancorp, Inc.	984	18,706
Flushing Financial Corp.	3,140	50,334
FS Bancorp, Inc.	751	27,652
Greene County Bancorp, Inc.	793	19,825
Hingham Institution for Savings	169	31,241
Home Bancorp, Inc.	812	32,334
HomeTrust Bancshares, Inc.	1,666	45,232
Northfield Bancorp, Inc.	4,544	54,664
Northwest Bancshares, Inc.	14,448	178,722
OceanFirst Financial Corp.	6,604	113,787
Pacific Premier Bancorp, Inc.	10,758	272,931
Provident Financial Services, Inc.	8,324	137,762
Southern Missouri Bancorp, Inc.	1,075	46,881
Timberland Bancorp, Inc.	842	23,551
WaterStone Financial, Inc.	1,994	26,520
WSFS Financial Corp.	6,943	309,033
		2,472,674
Semiconductors — 2.7%
ACM Research, Inc., Class A†	5,453	93,901
Aehr Test Systems†	3,130	46,481
Alpha & Omega Semiconductor, Ltd.†	2,628	67,435
Ambarella, Inc.†	4,299	225,955
Amkor Technology, Inc.	12,761	404,013
Atomera, Inc.†	2,537	19,941
Axcelis Technologies, Inc.†	3,695	480,535
CEVA, Inc.†	2,634	50,573
Cohu, Inc.†	5,293	168,635
Diodes, Inc.†	5,120	344,678
FormFactor, Inc.†	8,747	339,121
Impinj, Inc.†	2,644	256,415
inTEST Corp.†	1,328	15,843
Kulicke & Soffa Industries, Inc.	6,292	316,613
MACOM Technology Solutions Holdings, Inc.†	6,164	531,522
MaxLinear, Inc.†	8,622	179,510
Navitas Semiconductor Corp.†	12,397	71,035
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Onto Innovation, Inc.†	5,553	$ 896,810
Photronics, Inc.†	6,921	202,232
Power Integrations, Inc.	6,441	482,817
Rambus, Inc.†	12,363	847,236
Richardson Electronics, Ltd.	1,372	13,500
Semtech Corp.†	7,249	143,820
Silicon Laboratories, Inc.†	3,600	444,096
SiTime Corp.†	1,970	209,943
SkyWater Technology, Inc.†	2,080	17,971
SMART Global Holdings, Inc.†	5,478	107,643
Synaptics, Inc.†	4,475	477,975
Ultra Clean Holdings, Inc.†	5,042	192,604
Veeco Instruments, Inc.†	5,764	183,756
Vishay Precision Group, Inc.†	1,404	44,760
		7,877,369
Software — 5.2%
8x8, Inc.†	13,612	45,736
ACI Worldwide, Inc.†	12,298	369,801
ACV Auctions, Inc., Class A†	14,405	186,833
Adeia, Inc.	12,129	147,246
Agilysys, Inc.†	2,272	190,189
Alignment Healthcare, Inc.†	9,642	64,601
Alkami Technology, Inc.†	4,544	111,873
Altair Engineering, Inc., Class A†	6,158	523,553
American Software, Inc., Class A	3,662	41,491
Amplitude, Inc., Class A†	7,674	99,455
Appfolio, Inc., Class A†	2,177	477,329
Appian Corp., Class A†	4,651	151,762
Asana, Inc., Class A†	9,214	160,508
Asure Software, Inc.†	2,591	22,904
AvePoint, Inc.†	16,833	129,614
AvidXchange Holdings, Inc.†	16,933	185,586
Bandwidth, Inc., Class A†	2,656	36,759
BigBear.ai Holdings, Inc.†	3,318	5,375
BigCommerce Holdings, Inc., Series 1†	7,616	62,299
Blackbaud, Inc.†	4,938	399,583
BlackLine, Inc.†	6,456	378,838
Box, Inc., Class A†	15,983	415,238
Braze, Inc.†	5,940	321,057
Brightcove, Inc.†	4,946	11,326
C3.ai, Inc., Class A†	9,224	228,571
Cardlytics, Inc.†	4,141	31,637
Cerence, Inc.†	4,571	91,511
Clear Secure, Inc., Class A	9,316	177,284
Climb Global Solutions, Inc.	471	26,009
CommVault Systems, Inc.†	4,996	458,033
Computer Programs & Systems, Inc.†	1,619	16,401
Consensus Cloud Solutions, Inc.†	2,221	48,285
CoreCard Corp.†	820	9,922
CS Disco, Inc.†	2,560	20,941
CSG Systems International, Inc.	3,585	180,361
CXApp, Inc.†	248	278
Daily Journal Corp.†	152	48,841
Definitive Healthcare Corp.†	5,260	44,710
Digi International, Inc.†	3,984	96,851
Digimarc Corp.†	1,611	57,062
Digital Turbine, Inc.†	10,849	58,476
DigitalOcean Holdings, Inc.†	7,188	242,379
Domo, Inc., Class B†	3,609	39,230
Donnelley Financial Solutions, Inc.†	2,805	174,247
Duolingo, Inc.†	3,315	593,020
E2open Parent Holdings, Inc.†	19,253	72,391

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
eGain Corp.†	2,360	$ 17,700
Enfusion, Inc., Class A†	4,277	33,788
Envestnet, Inc.†	5,680	290,248
Everbridge, Inc.†	4,612	103,124
EverCommerce, Inc.†	2,646	25,772
Evolent Health, Inc., Class A†	12,482	367,096
Expensify, Inc.†	6,258	10,138
Fastly, Inc., Class A†	13,694	275,523
Freshworks, Inc.†	18,367	407,747
Health Catalyst, Inc.†	6,404	62,567
HireRight Holdings Corp.†	1,559	19,332
IBEX Holdings, Ltd.†	1,057	19,047
Immersion Corporation	3,547	24,226
Innodata, Inc.†	2,936	30,446
Inspired Entertainment, Inc.†	2,459	22,574
Instructure Holdings, Inc.†	2,210	54,432
Intapp, Inc.†	3,140	135,271
IonQ, Inc.†	18,221	187,130
Jamf Holding Corp.†	8,015	148,598
Kaltura, Inc.†	9,549	16,042
LivePerson, Inc.†	8,894	24,903
Matterport, Inc.†	28,949	65,135
MeridianLink, Inc.†	2,976	67,704
MicroStrategy, Inc., Class A†	1,384	693,675
Model N, Inc.†	4,309	116,128
N-able, Inc.†	7,928	102,905
Olo, Inc., Class A†	11,722	60,603
ON24, Inc.	3,519	26,920
Outbrain, Inc.†	4,651	18,278
Outset Medical, Inc.†	5,665	17,222
PagerDuty, Inc.†	10,273	243,265
PDF Solutions, Inc.†	3,472	108,326
Phreesia, Inc.†	6,004	152,982
Planet Labs PBC†	19,859	44,881
Playstudios, Inc.†	9,695	21,329
PowerSchool Holdings, Inc., Class A†	6,354	149,573
Privia Health Group, Inc.†	12,760	257,242
Progress Software Corp.	4,934	280,301
PROS Holdings, Inc.†	5,067	174,406
PubMatic, Inc., Class A†	4,847	73,578
Rackspace Technology, Inc.†	7,168	12,042
Red Violet, Inc.†	1,262	23,574
Sapiens International Corp. NV	3,483	95,086
Schrodinger, Inc.†	6,175	163,329
SEMrush Holdings, Inc.†	3,551	40,979
Sharecare, Inc.†	34,939	39,481
Simulations Plus, Inc.	1,797	68,106
Skillsoft Corp.†	495	6,940
SolarWinds Corp.†	5,774	68,249
SoundHound AI, Inc.†	15,641	25,964
Sprout Social, Inc., Class A†	5,416	332,163
SPS Commerce, Inc.†	4,161	764,792
Veradigm, Inc.†	12,228	111,642
Verint Systems, Inc.†	7,080	210,205
Veritone, Inc.†	3,001	4,952
Verra Mobility Corp.†	15,827	378,424
Viant Technology, Inc., Class A†	1,662	14,243
Vimeo, Inc.†	17,253	68,494
Weave Communications, Inc.†	3,787	47,489
Workiva, Inc.†	5,636	523,810
Yext, Inc.†	12,131	71,937
Security Description	Shares or Principal Amount	Value

Software (continued)
Zeta Global Holdings Corp., Class A†	15,751	$ 152,470
Zuora, Inc., Class A†	15,078	137,813
		15,567,737
Telecommunications — 1.2%
A10 Networks, Inc.	8,006	107,040
ADTRAN Holdings, Inc.	8,844	55,408
Anterix, Inc.†	1,458	43,478
Applied Digital Corp.†	9,292	47,761
AST SpaceMobile, Inc.†	9,108	26,140
ATN International, Inc.	1,232	45,461
Aviat Networks, Inc.†	1,290	38,481
BlackSky Technology, Inc.†	13,545	17,202
Calix, Inc.†	6,685	221,808
Cambium Networks Corp.†	1,376	5,848
Clearfield, Inc.†	1,483	37,357
CommScope Holding Co., Inc.†	23,735	55,065
Consolidated Communications Holdings, Inc.†	8,691	37,719
Credo Technology Group Holding, Ltd.†	13,002	266,671
DigitalBridge Group, Inc.	18,343	360,256
DZS, Inc.†	2,468	3,850
EchoStar Corp., Class A†	13,794	184,702
Extreme Networks, Inc.†	14,305	193,260
Globalstar, Inc.†	79,403	126,251
Gogo, Inc.†	7,515	66,508
Harmonic, Inc.†	12,483	146,051
IDT Corp., Class B†	1,738	60,100
Infinera Corp.†	22,608	111,683
InterDigital, Inc.	2,996	314,730
KVH Industries, Inc.†	2,126	10,354
Lumen Technologies, Inc.†	114,254	139,390
Luna Innovations, Inc.†	3,691	26,464
NETGEAR, Inc.†	3,277	46,533
Ooma, Inc.†	2,733	29,571
Preformed Line Products Co.	282	34,474
Ribbon Communications, Inc.†	10,064	30,595
Shenandoah Telecommunications Co.	5,507	112,838
Spok Holdings, Inc.	2,014	33,352
Telephone & Data Systems, Inc.	11,218	215,498
Terran Orbital Corp.†	11,208	9,277
Viavi Solutions, Inc.†	25,082	246,556
		3,507,732
Textiles — 0.1%
UniFirst Corp.	1,701	288,183
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	4,041	28,570
JAKKS Pacific, Inc.†	835	26,185
		54,755
Transportation — 1.5%
Air Transport Services Group, Inc.†	6,388	98,950
ArcBest Corp.	2,699	321,532
Ardmore Shipping Corp.	4,731	78,393
Costamare, Inc.	5,265	56,388
Covenant Logistics Group, Inc.	944	45,633
CryoPort, Inc.†	4,903	71,143
Daseke, Inc.†	4,655	37,892
DHT Holdings, Inc.	15,549	172,905
Dorian LPG, Ltd.	3,909	146,353
Eagle Bulk Shipping, Inc.	1,049	57,831
FLEX LNG, Ltd.	3,377	101,209
Forward Air Corp.	2,918	129,355

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Genco Shipping & Trading, Ltd.	4,771	$ 83,683
Golden Ocean Group, Ltd.	13,953	147,483
Heartland Express, Inc.	5,311	68,777
Himalaya Shipping, Ltd.†	3,196	20,806
Hub Group, Inc., Class A†	7,126	322,665
International Seaways, Inc.	4,605	247,012
Marten Transport, Ltd.	6,585	121,823
Matson, Inc.	3,913	438,373
Nordic American Tankers, Ltd.	23,265	103,529
Overseas Shipholding Group A	7,001	42,706
P.A.M. Transportation Services, Inc.†	701	14,518
Pangaea Logistics Solutions	4,127	38,464
Radiant Logistics, Inc.†	4,133	25,377
RXO, Inc.†	13,176	274,061
Safe Bulkers, Inc.	7,515	30,361
Scorpio Tankers, Inc.	5,415	382,840
SFL Corp., Ltd.	13,052	158,843
Teekay Corp.†	7,023	63,137
Teekay Tankers, Ltd., Class A	2,711	169,573
Universal Logistics Holdings, Inc.	768	23,439
Werner Enterprises, Inc.	7,179	283,929
World Kinect Corp.	6,776	152,934
		4,531,917
Trucking & Leasing — 0.2%
GATX Corp.	4,026	493,789
Greenbrier Cos., Inc.	3,461	157,337
Willis Lease Finance Corp.†	334	16,369
		667,495
Water — 0.4%
American States Water Co.	4,202	313,469
Artesian Resources Corp., Class A	1,037	37,851
California Water Service Group	6,553	296,654
Consolidated Water Co., Ltd.	1,704	54,409
Global Water Resources, Inc.	1,303	15,623
Middlesex Water Co.	1,987	111,213
SJW Group	3,619	215,475
York Water Co.	1,615	57,946
		1,102,640
Total Common Stocks (cost $261,652,358)		276,686,890
UNAFFILIATED INVESTMENT COMPANIES — 2.0%
iShares Russell 2000 ETF (cost $5,294,319)	30,200	5,824,976
WARRANTS — 0.0%
Biotechnology — 0.0%
Cassava Sciences, Inc. Expires 11/15/2024†	1,802	12,524
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	538	$ 13,030
Chord Energy Corp. Expires 09/01/2025†	269	4,038
Nabors Industries, Ltd. Expires 06/11/2026†	304	2,645
		19,713
Total Warrants (cost $0)		32,237
Total Long-Term Investment Securities (cost $266,946,677)		282,544,103
SHORT-TERM INVESTMENTS — 1.0%
U.S. Government — 1.0%
United States Treasury Bills
5.22%, 03/21/2024(2)	$ 430,000	426,917
5.25%, 02/08/2024	2,000,000	1,997,959
5.26%, 03/12/2024(2)	500,000	497,074
5.28%, 02/27/2024(2)	200,000	199,240
Total Short-Term Investments (cost $3,121,219)		3,121,190
REPURCHASE AGREEMENTS — 4.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 01/31/2024, to be repurchased 02/01/2024 in the amount of $11,757,672 and collateralized by $9,500,000 of United States Treasury Notes, bearing interest at 4.88% due 10/31/2028 and by $840,000 of United States Treasury Notes, bearing interest at 0.75% due 08/31/2026 and by $1,337,900 of United States Treasury Notes, bearing interest at 1.38% due 08/31/2026 and having an approximate combined value of $11,992,334 (cost $11,757,150)	11,757,150	11,757,150
TOTAL INVESTMENTS (cost $281,825,046)(3)	100.2%	297,422,443
Other assets less liabilities	(0.2)	(490,145)
NET ASSETS	100.0%	$296,932,298
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
CVR—Contingent Value Rights
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
146	Long	E-Mini Russell 2000 Index	March 2024	$13,905,099	$14,278,070	$372,971
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 20,742,310	$ —	$5,614	$ 20,747,924
Computers	8,775,166	9,585	—	8,784,751
Pharmaceuticals	7,826,518	—	145	7,826,663
Other Industries	239,327,552	—	—	239,327,552
Unaffiliated Investment Companies	5,824,976	—	—	5,824,976
Warrants	32,237	—	—	32,237
Short-Term Investments	—	3,121,190	—	3,121,190
Repurchase Agreements	—	11,757,150	—	11,757,150
Total Investments at Value	$282,528,759	$14,887,925	$5,759	$297,422,443
Other Financial Instruments:†
Futures Contracts	$ 372,971	$ —	$ —	$ 372,971
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	9.9%
Software	8.3
Semiconductors	6.3
Internet	6.0
Banks	5.9
Pharmaceuticals	5.5
Insurance	4.8
Computers	4.0
Retail	3.9
Diversified Financial Services	3.4
Healthcare-Products	3.2
Oil & Gas	2.8
Healthcare-Services	2.4
Electric	1.9
Short-Term Investments	1.9
Commercial Services	1.9
REITS	1.8
Cosmetics/Personal Care	1.6
Chemicals	1.5
Auto Manufacturers	1.4
Miscellaneous Manufacturing	1.4
Transportation	1.4
Electronics	1.4
Telecommunications	1.3
Food	1.3
Beverages	1.2
Aerospace/Defense	1.2
Machinery-Diversified	1.0
Collateralized Mortgage Obligations	0.8
Biotechnology	0.8
Mining	0.8
Oil & Gas Services	0.7
Electrical Components & Equipment	0.5
Lodging	0.5
Municipal Securities	0.5
Building Materials	0.5
Auto Parts & Equipment	0.5
Pipelines	0.4
Distribution/Wholesale	0.4
Environmental Control	0.4
Agriculture	0.4
Media	0.4
Apparel	0.4
Machinery-Construction & Mining	0.3
Other Asset Backed Securities	0.3
Auto Loan Receivables	0.2
Packaging & Containers	0.2
Home Furnishings	0.2
Foreign Government Obligations	0.2
Private Equity	0.2
Advertising	0.2
Food Service	0.2
Real Estate	0.2
Engineering & Construction	0.2
Home Builders	0.2
Gas	0.1
Hand/Machine Tools	0.1
Household Products/Wares	0.1
Iron/Steel	0.1
Leisure Time	0.1
Entertainment	0.1
Trucking & Leasing	0.1

Metal Fabricate/Hardware	0.1%
Savings & Loans	0.1
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 80.4%
Advertising — 0.2%
Trade Desk, Inc., Class A†	4,202	$ 287,543
WPP PLC	78,673	762,893
		1,050,436
Aerospace/Defense — 1.1%
Boeing Co.†	3,048	643,250
Curtiss-Wright Corp.	415	92,367
General Dynamics Corp.	3,764	997,422
HEICO Corp., Class A	883	124,918
Howmet Aerospace, Inc.	19,829	1,115,579
L3Harris Technologies, Inc.	5,102	1,063,359
Lockheed Martin Corp.	245	105,205
Melrose Industries PLC	106,417	796,572
Moog, Inc., Class A	442	61,792
Northrop Grumman Corp.	2,418	1,080,266
RTX Corp.	2,597	236,639
Safran SA	4,813	901,282
Spirit AeroSystems Holdings, Inc., Class A†	5,720	157,071
TransDigm Group, Inc.	509	556,174
		7,931,896
Agriculture — 0.3%
Altria Group, Inc.	1,541	61,825
Darling Ingredients, Inc.†	2,362	102,275
Philip Morris International, Inc.	15,543	1,412,081
Vector Group, Ltd.	5,128	53,690
Wilmar International, Ltd.	233,900	571,140
		2,201,011
Airlines — 0.0%
Hawaiian Holdings, Inc.†	3,385	48,236
SkyWest, Inc.†	1,200	63,912
Southwest Airlines Co.	3,060	91,463
United Airlines Holdings, Inc.†	860	35,587
		239,198
Apparel — 0.4%
Crocs, Inc.†	666	67,586
Deckers Outdoor Corp.†	233	175,619
Kering SA	1,317	543,275
NIKE, Inc., Class B	10,998	1,116,627
Oxford Industries, Inc.	790	74,995
Samsonite International SA*†	100,800	279,991
Skechers USA, Inc., Class A†	2,650	165,466
		2,423,559
Auto Manufacturers — 1.1%
Cummins, Inc.	7,001	1,675,339
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	8,282	706,771
General Motors Co.	3,170	122,996
Honda Motor Co., Ltd.	25,200	281,722
PACCAR, Inc.	165	16,564
Rivian Automotive, Inc., Class A†	12,004	183,781
Suzuki Motor Corp.	11,900	541,422
Tesla, Inc.†	15,644	2,929,965
Toyota Motor Corp.	71,800	1,427,291
		7,885,851
Auto Parts & Equipment — 0.5%
Adient PLC†	1,780	61,784
Aptiv PLC†	1,994	162,172
Autoliv, Inc.	1,577	168,928
Autoliv, Inc. SDR	6,372	686,831
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Denso Corp.	48,400	$ 757,482
Dorman Products, Inc.†	785	63,907
Dowlais Group PLC	129,163	147,234
Goodyear Tire & Rubber Co.†	3,470	48,372
Lear Corp.	556	73,892
Magna International, Inc.	12,428	706,532
Mobileye Global, Inc., Class A†	1,219	31,523
Standard Motor Products, Inc.	1,440	58,104
Stanley Electric Co., Ltd.	14,000	266,430
		3,233,191
Banks — 4.6%
ANZ Group Holdings, Ltd.	27,397	486,240
Bank of America Corp.	107,644	3,660,973
Bank of New York Mellon Corp.	2,991	165,881
BankUnited, Inc.	3,759	106,229
BNP Paribas SA	11,137	748,861
Citigroup, Inc.	18,018	1,012,071
Commerce Bancshares, Inc.	2,119	110,442
Cullen/Frost Bankers, Inc.	725	76,937
DBS Group Holdings, Ltd.	21,000	497,236
Dime Community Bancshares, Inc.	861	19,639
DNB Bank ASA	60,006	1,163,999
East West Bancorp, Inc.	6,567	478,143
Erste Group Bank AG	5,561	240,624
Fifth Third Bancorp	6,177	211,501
First BanCorp/Puerto Rico	8,211	136,960
First Financial Bankshares, Inc.	2,900	90,567
FNB Corp.	6,256	82,454
Glacier Bancorp, Inc.	2,290	88,531
Goldman Sachs Group, Inc.	5,064	1,944,627
HDFC Bank, Ltd. ADR	9,007	499,798
Hilltop Holdings, Inc.	3,060	96,359
Home BancShares, Inc.	5,370	125,873
Huntington Bancshares, Inc.	9,652	122,870
ING Groep NV	94,506	1,344,220
Intesa Sanpaolo SpA	150,867	466,768
JPMorgan Chase & Co.	38,060	6,636,142
Lloyds Banking Group PLC	61,091	32,684
M&T Bank Corp.	81	11,186
Macquarie Group, Ltd.	4,456	555,799
Mitsubishi UFJ Financial Group, Inc.	90,500	848,553
Morgan Stanley	19,716	1,720,024
National Bank of Canada	14,078	1,076,753
OFG Bancorp	2,597	95,492
Pathward Financial, Inc.	1,726	89,372
Pinnacle Financial Partners, Inc.	1,404	124,086
PNC Financial Services Group, Inc.	4,286	648,086
Popular, Inc.	2,246	191,921
Prosperity Bancshares, Inc.	1,789	114,335
SouthState Corp.	1,413	117,420
Standard Chartered PLC	51,295	386,672
Sumitomo Mitsui Trust Holdings, Inc.	15,800	324,857
Svenska Handelsbanken AB, Class A	77,315	833,917
Truist Financial Corp.	2,240	83,014
United Bankshares, Inc.	3,721	133,398
United Overseas Bank, Ltd.	37,800	795,398
Webster Financial Corp.	3,419	169,172
Wells Fargo & Co.	53,674	2,693,361
Western Alliance Bancorp	3,460	221,302
		31,880,747

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages — 1.1%
Boston Beer Co., Inc., Class A†	122	$ 42,611
Celsius Holdings, Inc.†	1,800	89,820
Coca-Cola Co.	44,904	2,671,339
Constellation Brands, Inc., Class A	3,181	779,599
Diageo PLC	23,726	853,348
Heineken NV	9,137	919,585
Keurig Dr Pepper, Inc.	8,004	251,646
Kirin Holdings Co., Ltd.	20,900	302,073
Monster Beverage Corp.†	2,690	148,004
National Beverage Corp.†	980	45,315
PepsiCo, Inc.	10,452	1,761,476
		7,864,816
Biotechnology — 0.7%
ACADIA Pharmaceuticals, Inc.†	1,997	51,742
Akero Therapeutics, Inc.†	2,177	47,045
Alnylam Pharmaceuticals, Inc.†	1,137	196,599
Amgen, Inc.	4,093	1,286,266
Anavex Life Sciences Corp.†	2,300	13,731
Argenx SE ADR†	224	85,234
Arrowhead Pharmaceuticals, Inc.†	2,020	64,842
Beam Therapeutics, Inc.†	690	16,836
Biogen, Inc.†	643	158,602
Biohaven, Ltd.†	1,559	69,344
BioMarin Pharmaceutical, Inc.†	1,440	126,835
Blueprint Medicines Corp.†	1,441	114,603
Cerevel Therapeutics Holdings, Inc.†	1,602	67,124
Crinetics Pharmaceuticals, Inc.†	1,391	50,744
Cue Biopharma, Inc.†	9,600	25,344
Cymabay Therapeutics, Inc.†	1,665	39,144
Denali Therapeutics, Inc.†	1,229	19,676
Exelixis, Inc.†	3,920	85,299
EyePoint Pharmaceuticals, Inc.†	1,433	38,591
Genmab A/S†	1,292	357,567
Gilead Sciences, Inc.	2,092	163,720
Guardant Health, Inc.†	2,758	60,483
IGM Biosciences, Inc.†	2,125	22,355
Insmed, Inc.†	3,500	97,300
Intellia Therapeutics, Inc.†	1,448	34,491
Ionis Pharmaceuticals, Inc.†	1,847	94,917
Karuna Therapeutics, Inc.†	471	147,621
Kymera Therapeutics, Inc.†	2,297	75,296
Moderna, Inc.†	245	24,757
Pliant Therapeutics Inc†	3,308	59,279
Prothena Corp. PLC†	1,208	34,295
RAPT Therapeutics, Inc.†	1,841	45,565
Regeneron Pharmaceuticals, Inc.†	280	263,978
Relay Therapeutics, Inc.†	6,241	57,729
Replimune Group, Inc.†	1,955	15,171
REVOLUTION Medicines, Inc.†	2,074	57,554
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Royalty Pharma PLC, Class A	1,507	42,784
Sarepta Therapeutics, Inc.†	970	115,420
Savara, Inc.†	7,038	34,768
Scholar Rock Holding Corp.†	2,200	30,690
SpringWorks Therapeutics, Inc.†	1,333	58,825
TG Therapeutics, Inc.†	2,500	40,600
Ultragenyx Pharmaceutical, Inc.†	1,759	77,590
United Therapeutics Corp.†	405	86,986
Vertex Pharmaceuticals, Inc.†	923	400,010
Wave Life Sciences, Ltd.†	5,680	24,538
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Xencor, Inc.†	3,030	$ 56,661
Zentalis Pharmaceuticals, Inc.†	2,101	24,897
		5,163,448
Building Materials — 0.4%
Apogee Enterprises, Inc.	360	19,012
Armstrong World Industries, Inc.	1,266	125,600
AZEK Co., Inc.†	2,120	81,747
Carrier Global Corp.	11,333	620,028
Gibraltar Industries, Inc.†	1,068	86,423
Griffon Corp.	1,639	95,488
JELD-WEN Holding, Inc.†	3,500	65,100
Johnson Controls International PLC	1,459	76,875
Lennox International, Inc.	397	169,979
Louisiana-Pacific Corp.	869	57,832
Martin Marietta Materials, Inc.	568	288,783
Masonite International Corp.†	776	71,431
Summit Materials, Inc., Class A†	3,703	133,974
Trane Technologies PLC	2,802	706,244
Trex Co., Inc.†	1,900	154,812
Vulcan Materials Co.	605	136,736
West Fraser Timber Co., Ltd.	1,606	127,709
		3,017,773
Chemicals — 1.5%
Air Liquide SA	5,248	983,679
Air Products and Chemicals, Inc.	1,542	394,305
Akzo Nobel NV	7,545	577,463
Asahi Kasei Corp.	52,800	402,291
Axalta Coating Systems, Ltd.†	1,840	59,653
BASF SE	9,720	467,016
CF Industries Holdings, Inc.	1,682	127,008
Chemours Co.	1,547	46,673
Covestro AG*†	10,458	554,478
Element Solutions, Inc.	4,720	104,926
Intrepid Potash, Inc.†	1,090	20,056
Johnson Matthey PLC	18,321	377,712
Koppers Holdings, Inc.	838	42,855
Linde PLC	8,724	3,531,737
Minerals Technologies, Inc.	847	55,351
NewMarket Corp.	179	99,848
Nutrien, Ltd.	4,694	234,090
RPM International, Inc.	5,419	577,991
Sensient Technologies Corp.	1,040	64,511
Sherwin-Williams Co.	4,656	1,417,193
Tronox Holdings PLC	2,700	37,233
Umicore SA	15,638	355,274
Valvoline, Inc.†	3,127	114,104
Westlake Corp.	709	98,090
		10,743,537
Coal — 0.0%
SunCoke Energy, Inc.	8,200	84,050
Warrior Met Coal, Inc.	990	63,528
		147,578
Commercial Services — 1.7%
Adyen NV*†	337	421,870
Affirm Holdings, Inc.†	1,450	58,740
Amadeus IT Group SA	8,108	566,775
API Group Corp.†	4,855	153,030
Ashtead Group PLC	12,798	837,819
Automatic Data Processing, Inc.	2,342	575,617
Avis Budget Group, Inc.	368	60,245

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Block, Inc.†	3,676	$ 238,977
Booz Allen Hamilton Holding Corp.	1,824	256,765
Bright Horizons Family Solutions, Inc.†	1,771	174,001
Cadiz, Inc.†	10,372	28,108
Cintas Corp.	525	317,399
CoreCivic, Inc.†	3,600	51,192
CoStar Group, Inc.†	1,039	86,736
Element Fleet Management Corp.	57,911	976,921
Equifax, Inc.	2,070	505,784
Euronet Worldwide, Inc.†	1,143	113,900
FleetCor Technologies, Inc.†	2,194	636,106
FTI Consulting, Inc.†	736	141,025
GEO Group, Inc.†	5,500	61,160
Global Payments, Inc.	3,008	400,756
Grand Canyon Education, Inc.†	859	112,177
Green Dot Corp., Class A†	3,990	35,950
Gusto, Inc.†(1)(2)	775	11,920
GXO Logistics, Inc.†	1,251	68,029
Huron Consulting Group, Inc.†	676	69,986
John Wiley & Sons, Inc., Class A	830	28,087
Korn Ferry	1,460	85,658
ManpowerGroup, Inc.	617	45,744
Marathon Digital Holdings, Inc.†	1,730	30,673
MarketAxess Holdings, Inc.	124	27,963
Matthews International Corp., Class A	2,140	70,406
Moody's Corp.	253	99,186
Morningstar, Inc.	500	139,650
Paylocity Holding Corp.†	924	146,371
Payoneer Global, Inc.†	17,224	80,608
PROG Holdings, Inc.†	1,360	41,670
Recruit Holdings Co., Ltd.	16,800	665,446
S&P Global, Inc.	3,531	1,583,124
Service Corp. International	6,720	451,046
Strategic Education, Inc.	973	91,520
TechnoPro Holdings, Inc.	19,900	457,966
TransUnion	2,260	156,369
United Rentals, Inc.	97	60,664
Vestis Corp.	1,095	23,433
WEX, Inc.†	475	97,085
WillScot Mobile Mini Holdings Corp.†	4,375	206,938
		11,550,595
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	42	44,800
Computers — 3.9%
Accenture PLC, Class A	8,540	3,107,535
Apple, Inc.	110,990	20,466,556
Crowdstrike Holdings, Inc., Class A†	2,504	732,420
Dell Technologies, Inc., Class C	1,561	129,376
Fortinet, Inc.†	5,817	375,138
NCR Atleos Corp.†	1,135	25,413
NCR Voyix Corp.†	2,270	33,369
NTT Data Group Corp.	70,200	1,010,762
Pure Storage, Inc., Class A†	9,726	388,943
Qualys, Inc.†	533	100,827
Super Micro Computer, Inc.†	389	206,018
Teleperformance SE	2,445	383,625
Western Digital Corp.†	2,732	156,407
Zscaler, Inc.†	1,760	414,779
		27,531,168
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	31,157	$ 2,623,420
e.l.f. Beauty, Inc.†	1,908	304,383
Kenvue, Inc.	117,311	2,435,376
L'Oreal SA	2,143	1,027,633
Procter & Gamble Co.	16,792	2,638,695
Unilever PLC	38,580	1,878,357
		10,907,864
Distribution/Wholesale — 0.4%
Bunzl PLC	13,189	536,297
Copart, Inc.†	3,594	172,656
Ferguson PLC	1,463	274,839
Global Industrial Co.	1,590	67,623
Hudson Technologies, Inc.†	4,260	54,017
Mitsubishi Corp.	36,900	637,197
Resideo Technologies, Inc.†	2,100	35,217
SiteOne Landscape Supply, Inc.†	1,312	202,769
Sumitomo Corp.	32,700	749,729
WESCO International, Inc.	633	109,838
		2,840,182
Diversified Financial Services — 3.2%
Air Lease Corp.	1,830	76,512
Ally Financial, Inc.	2,088	76,588
American Express Co.	14,650	2,940,841
Apollo Global Management, Inc.	5,466	548,787
Ares Management Corp., Class A	3,198	388,493
BlackRock, Inc.	159	123,115
Blue Owl Capital, Inc.	7,354	114,281
Cboe Global Markets, Inc.	401	73,724
Charles Schwab Corp.	44,263	2,785,028
CME Group, Inc.	4,469	919,899
Coinbase Global, Inc., Class A†	1,050	134,610
Discover Financial Services	688	72,598
Intercontinental Exchange, Inc.	2,234	284,455
Julius Baer Group, Ltd.	11,316	617,987
LPL Financial Holdings, Inc.	1,468	351,131
Mastercard, Inc., Class A	8,018	3,601,926
Mitsubishi HC Capital, Inc.	49,800	354,647
OneMain Holdings, Inc.	3,549	168,932
Piper Sandler Cos.	483	83,796
Rocket Cos., Inc., Class A†	2,400	29,544
SEI Investments Co.	1,050	66,402
SLM Corp.	5,235	104,072
SoFi Technologies, Inc.†	6,251	48,945
StepStone Group, Inc., Class A	1,572	52,583
Tradeweb Markets, Inc., Class A	2,911	277,680
Virtus Investment Partners, Inc.	685	161,735
Visa, Inc., Class A	27,958	7,639,803
Voya Financial, Inc.	1,240	89,739
XP, Inc., Class A	11,105	272,961
		22,460,814
Electric — 1.6%
Ameren Corp.	23,310	1,621,677
CenterPoint Energy, Inc.	1,838	51,354
CMS Energy Corp.	14,136	808,014
Constellation Energy Corp.	14,275	1,741,550
Dominion Energy, Inc.	8,479	387,660
Electric Power Development Co., Ltd.	25,800	432,797
Engie SA	79,787	1,273,683
FirstEnergy Corp.	5,727	210,066
IDACORP, Inc.	298	27,589
MGE Energy, Inc.	1,281	82,612

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
National Grid PLC	64,257	$ 855,333
NextEra Energy, Inc.	31,305	1,835,412
Northwestern Energy Group, Inc.	1,770	85,172
NRG Energy, Inc.	3,178	168,561
OGE Energy Corp.	3,052	101,448
Ormat Technologies, Inc.	1,241	80,268
PG&E Corp.	23,140	390,372
PNM Resources, Inc.	748	27,100
PPL Corp.	3,032	79,438
Southern Co.	9,583	666,210
Vistra Corp.	2,656	108,976
WEC Energy Group, Inc.	4,421	357,040
		11,392,332
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	5,361	868,750
Belden, Inc.	612	45,398
Emerson Electric Co.	429	39,352
Energizer Holdings, Inc.	2,300	72,726
EnerSys	1,260	120,418
Legrand SA	8,833	858,917
Littelfuse, Inc.	510	123,369
Novanta, Inc.†	610	94,276
Prysmian SpA	18,910	830,659
Schneider Electric SE	3,584	706,362
		3,760,227
Electronics — 1.3%
ABB, Ltd.	28,243	1,194,478
Amphenol Corp., Class A	21,343	2,157,777
Atkore, Inc.†	1,256	191,578
Atmus Filtration Technologies, Inc.†	2,120	47,340
Avnet, Inc.	2,110	95,583
Coherent Corp.†	1,373	65,272
ESCO Technologies, Inc.	1,210	123,263
Honeywell International, Inc.	9,502	1,921,874
Murata Manufacturing Co., Ltd.	31,200	629,791
Sensata Technologies Holding PLC	1,630	58,957
TD SYNNEX Corp.	674	67,387
TE Connectivity, Ltd.	16,159	2,297,648
TTM Technologies, Inc.†	6,285	87,424
		8,938,372
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	176	25,749
Plug Power, Inc.†	4,400	19,580
REX American Resources Corp.†	1,868	77,316
Shoals Technologies Group, Inc., Class A†	5,464	71,961
Sunrun, Inc.†	5,248	75,991
		270,597
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	960	208,771
Dycom Industries, Inc.†	1,061	118,514
Exponent, Inc.	952	83,957
TopBuild Corp.†	390	143,961
Worley, Ltd.	55,869	540,055
		1,095,258
Entertainment — 0.1%
Churchill Downs, Inc.	890	107,663
Cinemark Holdings, Inc.†	1,700	23,511
DraftKings, Inc., Class A†	3,090	120,665
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Light & Wonder, Inc.†	830	$ 66,715
Madison Square Garden Entertainment Corp.†	1,190	39,675
Marriott Vacations Worldwide Corp.	370	31,039
Vail Resorts, Inc.	248	55,056
Warner Music Group Corp., Class A	1,609	58,713
		503,037
Environmental Control — 0.3%
Casella Waste Systems, Inc., Class A†	1,031	87,986
Republic Services, Inc.	538	92,063
Stericycle, Inc.†	1,720	82,560
Veralto Corp.	4,918	377,161
Waste Connections, Inc.	8,927	1,386,006
		2,025,776
Food — 1.3%
Barry Callebaut AG	261	381,810
Flowers Foods, Inc.	4,769	108,733
Ingredion, Inc.	1,116	120,048
Kraft Heinz Co.	4,134	153,495
Mondelez International, Inc., Class A	49,312	3,711,714
Nestle SA	29,597	3,374,609
Post Holdings, Inc.†	689	63,988
Seven & i Holdings Co., Ltd.	20,700	824,093
Sysco Corp.	730	59,079
Tyson Foods, Inc., Class A	785	42,987
US Foods Holding Corp.†	2,300	105,823
		8,946,379
Food Service — 0.2%
Aramark	2,190	63,685
Compass Group PLC	41,381	1,140,912
		1,204,597
Gas — 0.1%
Atmos Energy Corp.	4,339	494,386
Beijing Enterprises Holdings, Ltd.	52,000	188,215
NiSource, Inc.	1,217	31,605
ONE Gas, Inc.	1,667	102,304
Southwest Gas Holdings, Inc.	1,545	90,660
		907,170
Hand/Machine Tools — 0.1%
Enerpac Tool Group Corp.	1,705	53,247
MSA Safety, Inc.	648	106,939
Stanley Black & Decker, Inc.	8,836	824,399
		984,585
Healthcare-Products — 3.1%
10X Genomics, Inc., Class A†	920	38,336
Abbott Laboratories	2,689	304,260
Adaptive Biotechnologies Corp.†	5,661	20,776
Agilent Technologies, Inc.	8,504	1,106,370
Alcon, Inc.	5,992	449,385
Align Technology, Inc.†	227	60,682
Alpha Pro Tech, Ltd.†	6,900	34,914
Avantor, Inc.†	8,392	192,932
Azenta, Inc.†	1,090	71,068
Baxter International, Inc.	3,132	121,177
Bio-Techne Corp.	1,176	82,696
Boston Scientific Corp.†	3,271	206,923
Danaher Corp.	12,287	2,947,774
Edwards Lifesciences Corp.†	2,262	177,499
Elekta AB, Series B	46,426	350,109

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Enovis Corp.†	575	$ 33,753
Envista Holdings Corp.†	1,363	32,031
EssilorLuxottica SA	3,388	666,105
Exact Sciences Corp.†	1,157	75,668
GE HealthCare Technologies, Inc.	18,817	1,380,415
Glaukos Corp.†	1,133	100,871
Globus Medical, Inc., Class A†	1,280	67,571
Hologic, Inc.†	5,059	376,592
Intuitive Surgical, Inc.†	5,493	2,077,563
Koninklijke Philips NV	29,228	624,169
Lantheus Holdings, Inc.†	1,335	69,327
Medtronic PLC	10,779	943,594
Nevro Corp.†	2,400	39,744
Novocure, Ltd.†	3,400	47,328
Omnicell, Inc.†	690	22,197
OraSure Technologies, Inc.†	4,865	35,855
Penumbra, Inc.†	828	208,813
PROCEPT BioRobotics Corp.†	1,503	69,589
Pulse Biosciences, Inc.†	4,952	43,974
QuidelOrtho Corp.†	445	30,487
Repligen Corp.†	1,189	225,197
Siemens Healthineers AG*	16,564	928,308
Stryker Corp.	7,008	2,351,044
Tactile Systems Technology, Inc.†	2,690	40,807
Tandem Diabetes Care, Inc.†	1,670	38,076
Teleflex, Inc.	892	216,604
Thermo Fisher Scientific, Inc.	8,016	4,320,464
Zimmer Biomet Holdings, Inc.	2,044	256,726
		21,487,773
Healthcare-Services — 2.2%
agilon health, Inc.†	3,942	23,218
Amedisys, Inc.†	544	51,283
Catalent, Inc.†	1,663	85,877
Centene Corp.†	428	32,233
Chemed Corp.	185	109,666
Elevance Health, Inc.	9,047	4,464,152
Ensign Group, Inc.	961	108,804
Evotec SE†	13,932	215,656
Fresenius SE & Co. KGaA	17,717	498,410
HCA Healthcare, Inc.	3,244	989,096
Humana, Inc.	1,569	593,176
ICON PLC†	304	79,305
IQVIA Holdings, Inc.†	124	25,821
Molina Healthcare, Inc.†	269	95,882
Pediatrix Medical Group, Inc. †	3,110	29,110
Pennant Group, Inc.†	2,438	36,594
Select Medical Holdings Corp.	5,863	152,379
Tenet Healthcare Corp.†	10,732	887,966
UnitedHealth Group, Inc.	14,061	7,195,576
		15,674,204
Home Builders — 0.2%
Green Brick Partners, Inc.†	1,993	103,975
Hovnanian Enterprises, Inc., Class A†	370	62,519
KB Home	1,409	83,962
NVR, Inc.†	37	261,786
Persimmon PLC	23,358	428,480
Taylor Morrison Home Corp.†	2,600	135,564
		1,076,286
Home Furnishings — 0.2%
iRobot Corp.†	899	12,227
Security Description	Shares or Principal Amount	Value

Home Furnishings (continued)
Panasonic Holdings Corp.	57,000	$ 535,620
Sony Group Corp.	10,600	1,047,325
		1,595,172
Household Products/Wares — 0.1%
Avery Dennison Corp.	4,700	937,415
Clorox Co.	74	10,749
Spectrum Brands Holdings, Inc.	399	31,369
		979,533
Housewares — 0.0%
Scotts Miracle-Gro Co.	948	53,334
Insurance — 4.5%
AIA Group, Ltd.	96,000	746,453
Allstate Corp.	6,133	952,148
American Financial Group, Inc.	787	94,755
Aon PLC, Class A	1,858	554,483
AXA SA	49,775	1,675,750
Axis Capital Holdings, Ltd.	2,489	148,145
Berkshire Hathaway, Inc., Class B†	13,004	4,990,155
Challenger, Ltd.	45,610	194,349
Chubb, Ltd.	18,522	4,537,890
Definity Financial Corp.	9,536	277,473
eHealth, Inc.†	2,560	17,408
Equitable Holdings, Inc.	10,647	348,050
Fidelity National Financial, Inc.	2,045	102,311
Hanover Insurance Group, Inc.	1,300	171,613
Hartford Financial Services Group, Inc.	17,642	1,534,148
Jackson Financial, Inc., Class A	3,097	155,067
Kemper Corp.	3,105	186,300
Mandatum Oyj†	19,451	88,013
Markel Group, Inc.†	103	154,235
Marsh & McLennan Cos., Inc.	13,922	2,698,641
Mercury General Corp.	2,110	84,506
MetLife, Inc.	21,527	1,492,252
Muenchener Rueckversicherungs-Gesellschaft AG	4,086	1,739,789
Palomar Holdings, Inc.†	983	58,852
Ping An Insurance Group Co. of China, Ltd.	33,500	141,358
Progressive Corp.	9,985	1,779,826
Reinsurance Group of America, Inc.	515	89,553
RenaissanceRe Holdings, Ltd.	2,067	472,992
Sampo Oyj, Class A	20,217	847,342
Selective Insurance Group, Inc.	1,740	182,456
Storebrand ASA	69,458	625,948
Sun Life Financial, Inc.	15,918	825,115
Tokio Marine Holdings, Inc.	38,100	1,009,281
Travelers Cos., Inc.	6,898	1,457,961
Zurich Insurance Group AG	2,055	1,045,533
		31,480,151
Internet — 5.9%
Beyond, Inc.†	1,040	22,870
Airbnb, Inc., Class A†	399	57,512
Alibaba Group Holding, Ltd. ADR	2,352	169,744
Alphabet, Inc., Class A†	21,722	3,043,252
Alphabet, Inc., Class C†	63,026	8,937,087
Amazon.com, Inc.†	74,946	11,631,619
Booking Holdings, Inc.†	612	2,146,572
CyberAgent, Inc.	51,400	330,943
DoorDash, Inc., Class A†	4,817	501,931
Gen Digital, Inc.	8,065	189,366
GoDaddy, Inc., Class A†	2,076	221,426
IAC, Inc.†	655	32,888

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
LY Corp.	104,600	$ 324,442
Lyft, Inc., Class A†	3,830	47,837
Magnite, Inc.†	2,690	23,807
Meta Platforms, Inc., Class A†	20,864	8,139,881
NAVER Corp.	2,178	322,051
Netflix, Inc.†	4,388	2,475,315
Okta, Inc.†	980	80,997
Open Lending Corp.†	12,341	90,583
Opendoor Technologies, Inc.†	5,596	19,138
Palo Alto Networks, Inc.†	369	124,910
Pinterest, Inc., Class A†	6,391	239,471
Roku, Inc.†	571	50,282
Sea, Ltd. ADR†	4,162	158,739
Shopify, Inc., Class A†	7,935	635,355
Snap, Inc., Class A†	7,046	111,961
Tencent Holdings, Ltd.	5,100	177,378
TrueCar, Inc.†	10,445	36,975
Uber Technologies, Inc.†	6,627	432,544
Upwork, Inc.†	1,975	27,077
Wayfair, Inc., Class A†	621	31,205
Ziff Davis, Inc.†	980	66,052
Zillow Group, Inc., Class C†	1,240	70,482
		40,971,692
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	4,065	81,503
Commercial Metals Co.	2,256	117,809
Reliance Steel & Aluminum Co.	834	238,040
Steel Dynamics, Inc.	1,330	160,518
United States Steel Corp.	2,610	122,722
Worthington Steel, Inc.†	617	18,479
		739,071
Leisure Time — 0.1%
Acushnet Holdings Corp.	1,160	73,474
Norwegian Cruise Line Holdings, Ltd.†	21,512	382,914
Peloton Interactive, Inc., Class A†	5,142	28,590
Planet Fitness, Inc., Class A†	650	44,044
Royal Caribbean Cruises, Ltd.†	1,670	212,925
Topgolf Callaway Brands Corp.†	3,300	43,461
		785,408
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	10,267	1,960,586
Las Vegas Sands Corp.	11,899	582,099
Marcus Corp.	1,520	20,642
Marriott International, Inc., Class A	1,752	420,007
Playa Hotels & Resorts NV†	5,350	44,405
Travel & Leisure Co.	1,890	76,394
Wyndham Hotels & Resorts, Inc.	1,240	96,633
Wynn Resorts, Ltd.	1,167	110,200
		3,310,966
Machinery-Construction & Mining — 0.3%
Argan, Inc.	2,034	90,167
BWX Technologies, Inc.	1,504	122,546
Caterpillar, Inc.	592	177,784
Mitsubishi Electric Corp.	66,100	973,430
Sandvik AB	33,121	693,208
		2,057,135
Machinery-Diversified — 0.9%
Alamo Group, Inc.	822	174,494
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Cactus, Inc., Class A	1,068	$ 45,326
Cognex Corp.	1,916	69,244
Deere & Co.	1,317	518,345
Dover Corp.	1,333	199,657
Esab Corp.	2,680	230,453
Graco, Inc.	1,560	133,068
IDEX Corp.	3,125	660,938
Ingersoll Rand, Inc.	2,443	195,098
KION Group AG	8,483	390,536
Middleby Corp.†	747	105,379
Mueller Water Products, Inc., Class A	9,793	134,262
Omron Corp.	6,300	282,616
Otis Worldwide Corp.	5,871	519,231
Rockwell Automation, Inc.	264	66,866
SMC Corp.	600	333,901
Tennant Co.	1,660	156,903
THK Co., Ltd.	13,700	264,023
Toro Co.	4,402	407,097
Westinghouse Air Brake Technologies Corp.	8,761	1,152,685
		6,040,122
Media — 0.3%
Altice USA, Inc., Class A†	9,431	23,012
Comcast Corp., Class A	12,847	597,899
E.W. Scripps Co., Class A†	4,450	35,467
Endeavor Group Holdings, Inc., Class A	2,950	73,012
Liberty Broadband Corp., Class C†	538	42,206
Liberty Global, Ltd., Class A†	1,088	21,434
Liberty Global, Ltd., Class C†	2,378	49,795
Liberty Media Corp.-Liberty Formula One, Class C†	2,541	170,882
Liberty Media Corp.-Liberty SiriusXM†	910	27,628
Nexstar Media Group, Inc.	520	92,409
Scholastic Corp.	1,816	69,807
Sinclair, Inc.	1,600	25,120
Sirius XM Holdings, Inc.	7,440	37,870
Sphere Entertainment Co.†	1,974	69,840
TEGNA, Inc.	1,505	23,463
Walt Disney Co.	3,409	327,434
		1,687,278
Metal Fabricate/Hardware — 0.1%
Proto Labs, Inc.†	610	22,015
RBC Bearings, Inc.†	566	151,994
Timken Co.	1,660	135,970
TimkenSteel Corp.†	2,690	55,279
Worthington Industries, Inc.	617	35,194
Xometry, Inc., Class A†	1,905	61,303
		461,755
Mining — 0.7%
Agnico Eagle Mines, Ltd.	1,256	61,745
Antofagasta PLC	31,665	688,673
BHP Group, Ltd. (ASX)	16,563	508,291
BHP Group, Ltd. (LSE)	23,608	726,866
Compass Minerals International, Inc.	1,420	31,936
Franco-Nevada Corp.	3,630	392,947
Freeport-McMoRan, Inc.	25,033	993,560
IGO, Ltd.	60,044	291,867
Pilbara Minerals, Ltd.	197,083	448,818
South32, Ltd.	148,166	326,226
Southern Copper Corp.	2,667	218,961
Wheaton Precious Metals Corp.	9,406	440,859
		5,130,749

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 1.4%
3M Co.	842	$ 79,443
Carlisle Cos., Inc.	377	118,476
Fabrinet †	950	202,835
General Electric Co.	35,551	4,707,663
Illinois Tool Works, Inc.	1,883	491,275
John Bean Technologies Corp.	620	61,231
Largan Precision Co., Ltd.	2,000	157,435
Siemens AG	19,328	3,482,859
Teledyne Technologies, Inc.†	403	168,643
		9,469,860
Office Furnishings — 0.0%
Steelcase, Inc., Class A	5,530	70,120
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	6,200	25,482
Zebra Technologies Corp., Class A†	363	86,957
		112,439
Oil & Gas — 2.6%
Antero Resources Corp.†	2,453	54,800
Chesapeake Energy Corp.	2,383	183,753
Chevron Corp.	6,612	974,807
CNX Resources Corp.†	3,598	72,680
ConocoPhillips	21,554	2,411,246
DCC PLC	7,577	550,192
Diamondback Energy, Inc.	2,871	441,387
EOG Resources, Inc.	9,882	1,124,473
EQT Corp.	45,575	1,613,355
Equinor ASA	45,617	1,308,068
Exxon Mobil Corp.	35,115	3,610,173
Hess Corp.	744	104,554
Kosmos Energy, Ltd.†	16,080	97,445
Magnolia Oil & Gas Corp., Class A	5,812	119,843
Marathon Petroleum Corp.	1,826	302,386
Noble Corp. PLC	1,673	73,829
Ovintiv, Inc.	1,619	68,678
Phillips 66	2,212	319,214
Pioneer Natural Resources Co.	1,382	317,625
Range Resources Corp.	38,989	1,132,241
Shell PLC ADR	15,815	994,922
SM Energy Co.	3,311	122,772
Southwestern Energy Co.†	19,907	128,400
Suncor Energy, Inc.	1,794	59,417
Texas Pacific Land Corp.	59	86,218
TotalEnergies SE	26,270	1,710,914
Valero Energy Corp.	633	87,924
Weatherford International PLC†	760	68,058
		18,139,374
Oil & Gas Services — 0.7%
Expro Group Holdings NV†	6,520	114,752
Halliburton Co.	48,605	1,732,768
NOV, Inc.	4,971	96,984
Schlumberger NV	58,020	2,825,574
TechnipFMC PLC	9,938	192,201
Tidewater, Inc.†	2,412	162,063
		5,124,342
Packaging & Containers — 0.2%
Amcor PLC	19,434	185,045
Ball Corp.	7,458	413,546
Crown Holdings, Inc.	1,406	124,431
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Greif, Inc., Class B	690	$ 43,263
Packaging Corp. of America	363	60,215
Sonoco Products Co.	2,600	147,940
Stora Enso Oyj, Class R	39,785	504,101
Westrock Co.	1,850	74,481
		1,553,022
Pharmaceuticals — 5.2%
AbbVie, Inc.	10,411	1,711,568
Alkermes PLC†	3,220	87,101
Arvinas, Inc.†	1,861	77,232
Astellas Pharma, Inc.	75,000	877,296
AstraZeneca PLC ADR	60,430	4,027,055
Bayer AG	14,303	445,245
Becton Dickinson & Co.	5,423	1,295,067
Bristol-Myers Squibb Co.	3,528	172,413
Cardinal Health, Inc.	298	32,539
Cencora, Inc.	8,504	1,978,711
Cigna Group	5,470	1,646,197
CVS Health Corp.	1,172	87,162
Dexcom, Inc.†	1,309	158,847
Elanco Animal Health, Inc.†	10,748	158,426
Eli Lilly & Co.	10,312	6,657,530
GSK PLC ADR	14,746	581,582
Johnson & Johnson	17,684	2,809,988
McKesson Corp.	4,115	2,057,047
Merck & Co., Inc.	17,119	2,067,633
Morphic Holding, Inc.†	1,162	36,824
Neurocrine Biosciences, Inc.†	1,230	171,917
Novartis AG	15,831	1,639,601
Novo Nordisk A/S ADR	1,013	116,232
Novo Nordisk A/S, Class B	14,014	1,600,542
Otsuka Holdings Co., Ltd.	7,200	283,358
Owens & Minor, Inc.†	2,200	43,362
Pacira BioSciences, Inc.†	2,760	89,948
Pfizer, Inc.	4,978	134,804
Prestige Consumer Healthcare, Inc.†	1,950	120,003
Roche Holding AG	5,363	1,532,304
Sanofi SA	16,343	1,641,027
Vaxcyte, Inc.†	1,352	96,560
Viatris, Inc.	17,390	204,680
Zoetis, Inc.	10,187	1,913,220
		36,553,021
Pipelines — 0.2%
Antero Midstream Corp.	5,000	61,200
Cheniere Energy, Inc.	1,766	289,606
Equitrans Midstream Corp.	4,124	42,024
Kinder Morgan, Inc.	23,474	397,180
Williams Cos., Inc.	20,943	725,884
		1,515,894
Private Equity — 0.2%
Bridgepoint Group PLC*	86,871	292,147
Brookfield Corp.	15,700	623,119
KKR & Co., Inc.	6,330	548,051
		1,463,317
Real Estate — 0.2%
CBRE Group, Inc., Class A†	647	55,842
Howard Hughes Holdings, Inc.†	773	61,902
Jones Lang LaSalle, Inc.†	434	76,844

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
Mitsui Fudosan Co., Ltd.	38,000	$ 953,055
Transcontinental Realty Investors, Inc.†	1,300	51,649
		1,199,292
REITS — 1.5%
Acadia Realty Trust	10,114	172,545
American Homes 4 Rent, Class A	4,310	151,066
American Tower Corp.	6,694	1,309,681
Annaly Capital Management, Inc.	6,312	121,127
Apartment Income REIT Corp.	1,660	54,265
Apple Hospitality REIT, Inc.	4,541	72,929
AvalonBay Communities, Inc.	620	110,986
Camden Property Trust	222	20,833
CubeSmart	5,141	222,194
Diversified Healthcare Trust	12,180	34,957
Douglas Emmett, Inc.	6,262	84,850
EastGroup Properties, Inc.	559	99,183
EPR Properties	1,412	62,509
Equinix, Inc.	312	258,888
Equity LifeStyle Properties, Inc.	10,222	691,927
Equity Residential	17,299	1,041,227
Essex Property Trust, Inc.	563	131,331
Extra Space Storage, Inc.	319	46,076
Great Portland Estates PLC	45,261	237,213
Healthcare Realty Trust, Inc.	3,940	63,473
JBG SMITH Properties	1,880	30,080
Kilroy Realty Corp.	2,043	73,058
Kimco Realty Corp.	2,197	44,379
Lamar Advertising Co., Class A	924	96,724
LTC Properties, Inc.	922	28,739
Medical Properties Trust, Inc.	4,130	12,803
NET Lease Office Properties	1	25
NNN REIT, Inc.	2,637	106,377
Omega Healthcare Investors, Inc.	2,330	67,570
Orchid Island Capital, Inc.	7,709	61,518
Outfront Media, Inc.	6,670	86,843
Park Hotels & Resorts, Inc.	3,410	51,423
Physicians Realty Trust	2,993	36,634
Piedmont Office Realty Trust, Inc., Class A	4,380	29,784
Prologis, Inc.	6,610	837,421
Public Storage	3,362	952,085
Rayonier, Inc.	2,623	79,477
Rexford Industrial Realty, Inc.	14,879	782,487
RLJ Lodging Trust	3,348	38,770
Scentre Group	312,548	620,391
Service Properties Trust	5,510	42,592
Simon Property Group, Inc.	618	85,661
Starwood Property Trust, Inc.	5,948	120,923
Summit Hotel Properties, Inc.	4,657	30,177
Sun Communities, Inc.	1,514	189,780
Terreno Realty Corp.	1,726	103,094
Welltower, Inc.	2,032	175,788
Weyerhaeuser Co.	22,562	739,357
WP Carey, Inc.	1,964	121,690
		10,632,910
Retail — 3.7%
Advance Auto Parts, Inc.	1,604	107,227
AutoZone, Inc.†	372	1,027,512
Bath & Body Works, Inc.	1,132	48,291
Big 5 Sporting Goods Corp.	3,900	19,617
BJ's Wholesale Club Holdings, Inc.†	2,512	161,622
Security Description	Shares or Principal Amount	Value

Retail (continued)
Brinker International, Inc.†	1,420	$ 60,762
Burlington Stores, Inc.†	1,521	290,739
Caleres, Inc.	2,470	77,484
Carvana Co.†	4,933	212,415
Casey's General Stores, Inc.	641	173,942
Cava Group, Inc.†	1,302	60,934
Chipotle Mexican Grill, Inc.†	529	1,274,239
Cie Financiere Richemont SA, Class A	3,018	450,588
Citi Trends, Inc.†	1,000	26,930
Costco Wholesale Corp.	2,007	1,394,624
Dollar General Corp.	8,332	1,100,407
Dollar Tree, Inc.†	181	23,642
Five Below, Inc.†	670	120,238
Floor & Decor Holdings, Inc., Class A†	1,733	174,270
Freshpet, Inc.†	581	50,024
GameStop Corp., Class A†	1,288	18,328
Group 1 Automotive, Inc.	326	84,780
GrowGeneration Corp.†	9,150	21,137
Home Depot, Inc.	9,561	3,374,651
Jack in the Box, Inc.	736	57,386
Kingfisher PLC	261,905	728,093
Kohl's Corp.	2,688	69,243
La-Z-Boy, Inc.	2,813	97,921
Lowe's Cos., Inc.	855	181,978
Lululemon Athletica, Inc.†	1,260	571,813
McDonald's Corp.	7,922	2,318,928
Moncler SpA	10,199	627,943
MSC Industrial Direct Co., Inc., Class A	1,507	148,711
Next PLC	6,982	746,369
Nordstrom, Inc.	2,100	38,115
ODP Corp.†	1,280	65,459
Ollie's Bargain Outlet Holdings, Inc.†	1,039	74,735
O'Reilly Automotive, Inc.†	250	255,763
Papa John's International, Inc.	598	43,941
Penske Automotive Group, Inc.	486	72,108
PetMed Express, Inc.	3,280	20,369
RH †	267	67,679
Ross Stores, Inc.	16,360	2,294,981
Signet Jewelers, Ltd.	780	77,594
Starbucks Corp.	1,929	179,455
Target Corp.	5,268	732,673
TJX Cos., Inc.	7,025	666,743
Tractor Supply Co.	3,685	827,651
Ulta Beauty, Inc.†	1,248	626,558
Walmart, Inc.	19,440	3,212,460
Welcia Holdings Co., Ltd.	8,300	140,215
Wendy's Co.	3,351	63,937
Wingstop, Inc.	667	187,500
Yum! Brands, Inc.	4,593	594,748
		26,145,472
Savings & Loans — 0.1%
Capitol Federal Financial, Inc.	11,387	72,194
New York Community Bancorp, Inc.	10,600	68,582
Pacific Premier Bancorp, Inc.	3,887	98,613
TFS Financial Corp.	3,460	46,087
WSFS Financial Corp.	2,604	115,904
		401,380
Semiconductors — 6.3%
Advanced Micro Devices, Inc.†	9,594	1,608,818
Amkor Technology, Inc.	2,986	94,537
Analog Devices, Inc.	6,758	1,299,969

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Applied Materials, Inc.	11,124	$ 1,827,673
ASML Holding NV (NASDAQ)	1,833	1,594,380
ASML Holding NV (XAMS)	2,712	2,324,313
Broadcom, Inc.	2,731	3,222,580
Cirrus Logic, Inc.†	1,226	94,647
Entegris, Inc.	4,529	533,063
Hamamatsu Photonics KK	9,800	387,369
Impinj, Inc.†	561	54,406
Intel Corp.	16,939	729,732
KLA Corp.	3,003	1,783,902
Lam Research Corp.	2,145	1,769,990
Lattice Semiconductor Corp.†	2,487	151,359
Marvell Technology, Inc.	11,024	746,325
MaxLinear, Inc.†	2,180	45,387
Microchip Technology, Inc.	9,319	793,792
Micron Technology, Inc.	11,629	997,187
MKS Instruments, Inc.	1,556	165,636
Monolithic Power Systems, Inc.	1,099	662,389
NVIDIA Corp.	18,991	11,684,592
NXP Semiconductors NV	10,260	2,160,448
Power Integrations, Inc.	1,134	85,005
QUALCOMM, Inc.	14,913	2,214,730
Renesas Electronics Corp.†	26,600	438,030
Samsung Electronics Co., Ltd.	22,310	1,209,754
Semtech Corp.†	3,551	70,452
Taiwan Semiconductor Manufacturing Co., Ltd.	108,000	2,163,566
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,109	351,193
Texas Instruments, Inc.	13,010	2,083,161
Tokyo Electron, Ltd.	4,600	852,830
		44,201,215
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	310	80,265
Software — 8.1%
Adobe, Inc.†	1,847	1,141,040
Alteryx, Inc., Class A†	820	38,917
Appfolio, Inc., Class A†	432	94,720
Asana, Inc., Class A†	1,040	18,117
Asure Software, Inc.†	5,282	46,693
Atlassian Corp., Class A†	2,994	747,811
Autodesk, Inc.†	1,649	418,533
Bandwidth, Inc., Class A†	1,520	21,037
BILL Holdings, Inc.†	3,680	287,224
Broadridge Financial Solutions, Inc.	6,959	1,421,028
Cadence Design Systems, Inc.†	386	111,346
Cloudflare, Inc., Class A†	2,280	180,234
Confluent, Inc., Class A†	10,718	239,654
Consensus Cloud Solutions, Inc.†	846	18,392
CSG Systems International, Inc.	947	47,644
Datadog, Inc., Class A†	4,590	571,180
Descartes Systems Group, Inc.†	1,045	91,532
DocuSign, Inc.†	7,196	438,380
Dropbox, Inc., Class A†	2,500	79,200
Duolingo, Inc.†	474	84,794
Dynatrace, Inc.†	3,877	220,989
Electronic Arts, Inc.	313	43,063
Envestnet, Inc.†	1,270	64,897
Everbridge, Inc.†	1,270	28,397
Evolent Health, Inc., Class A†	1,980	58,232
Fair Isaac Corp.†	72	86,316
Fiserv, Inc.†	20,922	2,968,204
Five9, Inc.†	730	55,378
Security Description	Shares or Principal Amount	Value

Software (continued)
HashiCorp, Inc., Class A†	2,868	$ 62,694
HubSpot, Inc.†	560	342,160
Informatica, Inc., Class A†	2,040	61,200
Intuit, Inc.	2,340	1,477,312
Manhattan Associates, Inc.†	640	155,238
Microsoft Corp.	74,692	29,696,045
MicroStrategy, Inc., Class A†	64	32,077
MongoDB, Inc.†	2,093	838,288
MSCI, Inc.	443	265,189
Nutanix, Inc., Class A†	2,467	138,645
Palantir Technologies, Inc., Class A†	13,000	209,170
Phreesia, Inc.†	1,350	34,398
Playtika Holding Corp.†	2,100	15,162
Procore Technologies, Inc.†	2,131	152,132
RingCentral, Inc., Class A†	1,571	53,241
ROBLOX Corp., Class A†	2,700	104,787
Roper Technologies, Inc.	4,809	2,582,433
Salesforce, Inc.†	5,943	1,670,518
Samsara, Inc., Class A†	7,279	228,561
SAP SE	8,352	1,453,497
ServiceNow, Inc.†	3,338	2,554,905
Smartsheet, Inc., Class A†	1,590	71,502
Snowflake, Inc., Class A†	3,657	715,456
Splunk, Inc.†	1,390	213,184
SPS Commerce, Inc.†	285	52,383
SS&C Technologies Holdings, Inc.	3,099	189,101
Synopsys, Inc.†	3,165	1,688,053
Teradata Corp.†	1,260	58,187
Twilio, Inc., Class A†	1,291	90,796
Unity Software, Inc.†	1,366	44,258
Upland Software, Inc.†	3,853	15,990
Veeva Systems, Inc., Class A†	2,466	511,473
Verra Mobility Corp.†	4,752	113,620
Workday, Inc., Class A†	2,109	613,867
Workiva, Inc.†	950	88,293
Zoom Video Communications, Inc., Class A†	1,542	99,629
ZoomInfo Technologies, Inc.†	2,210	35,448
		56,351,844
Telecommunications — 1.1%
Arista Networks, Inc.†	686	177,454
Ciena Corp.†	1,680	89,040
Cisco Systems, Inc.	6,088	305,496
Infinera Corp.†	7,150	35,321
KT Corp.†	17,138	452,268
Nippon Telegraph & Telephone Corp.	1,317,300	1,663,094
Telefonaktiebolaget LM Ericsson, Class B	115,888	640,523
Telephone & Data Systems, Inc.	4,300	82,603
T-Mobile US, Inc.	22,284	3,592,849
Ubiquiti, Inc.	178	22,382
United States Cellular Corp.†	670	29,748
Verizon Communications, Inc.	3,562	150,851
Viavi Solutions, Inc.†	4,324	42,505
Vodafone Group PLC ADR	45,222	388,909
		7,673,043
Textiles — 0.0%
UniFirst Corp.	416	70,479
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	5,496	98,323
Transportation — 1.3%
Canadian National Railway Co.	1,465	181,719
Canadian Pacific Kansas City, Ltd.	922	74,193

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Central Japan Railway Co.	14,500	$ 362,370
CryoPort, Inc.†	3,560	51,656
CSX Corp.	67,185	2,398,505
FedEx Corp.	815	196,651
Hub Group, Inc., Class A†	1,610	72,901
JB Hunt Transport Services, Inc.	2,849	572,592
Knight-Swift Transportation Holdings, Inc.	817	46,879
Landstar System, Inc.	640	122,701
Norfolk Southern Corp.	3,561	837,690
Old Dominion Freight Line, Inc.	3,413	1,334,551
RXO, Inc.†	830	17,264
Saia, Inc.†	935	421,292
Union Pacific Corp.	9,297	2,267,817
XPO, Inc.†	830	70,915
		9,029,696
Water — 0.0%
Essential Utilities, Inc.	2,689	96,428
Total Common Stocks (cost $473,369,321)		562,659,159
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	15,811
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	2,133
Software — 0.0%
Databricks, Inc. Series G†(1)(2)	300	22,050
Databricks, Inc. Series H†(1)(2)	858	63,063
		85,113
Total Convertible Preferred Stocks (cost $115,442)		103,057
CORPORATE BONDS & NOTES — 5.9%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/2024	$ 50,000	49,300
WPP Finance 2010
3.75%, 09/19/2024	125,000	123,409
		172,709
Aerospace/Defense — 0.1%
General Dynamics Corp.
2.25%, 06/01/2031	250,000	214,619
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	24,124
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	41,773
		280,516
Agriculture — 0.1%
Altria Group, Inc.
2.35%, 05/06/2025	115,000	111,140
5.80%, 02/14/2039	60,000	61,338
BAT Capital Corp.
4.39%, 08/15/2037	240,000	202,499
		374,977
Security Description	Shares or Principal Amount	Value

Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	$ 117,471	$ 103,807
United Airlines Pass-Through Trust
4.15%, 02/25/2033	83,600	78,289
		182,096
Auto Manufacturers — 0.3%
American Honda Finance Corp.
0.75%, 08/09/2024	200,000	195,335
5.65%, 11/15/2028	150,000	156,771
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	165,000	159,488
General Motors Co.
4.00%, 04/01/2025	150,000	148,175
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	269,956
Hyundai Capital America
1.30%, 01/08/2026*	80,000	74,215
1.80%, 10/15/2025*	50,000	47,141
2.00%, 06/15/2028*	260,000	229,545
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	165,000	165,172
PACCAR Financial Corp.
0.90%, 11/08/2024	215,000	208,182
1.10%, 05/11/2026	175,000	162,064
Toyota Motor Credit Corp.
4.80%, 01/05/2026	260,000	261,118
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	200,000	195,189
		2,272,351
Auto Parts & Equipment — 0.0%
Magna International, Inc.
5.50%, 03/21/2033	180,000	189,893
Banks — 1.3%
Banco Santander SA
3.49%, 05/28/2030	200,000	181,083
Bank of America Corp.
2.30%, 07/21/2032	220,000	180,617
2.59%, 04/29/2031	150,000	129,893
2.65%, 03/11/2032	200,000	169,680
2.68%, 06/19/2041	100,000	72,174
3.50%, 04/19/2026	75,000	73,137
4.33%, 03/15/2050	380,000	334,130
Bank of New York Mellon Corp.
1.65%, 07/14/2028	350,000	309,855
Barclays PLC
2.28%, 11/24/2027	200,000	184,014
2.85%, 05/07/2026	225,000	217,803
BNP Paribas SA
2.22%, 06/09/2026*	215,000	206,007
2.87%, 04/19/2032*	200,000	169,648
Citigroup, Inc.
3.11%, 04/08/2026	150,000	146,237
3.89%, 01/10/2028	100,000	97,110
4.65%, 07/23/2048	25,000	23,106
Fifth Third Bancorp
6.34%, 07/27/2029	40,000	41,644
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	131,935
3.80%, 03/15/2030	125,000	117,644
4.41%, 04/23/2039	275,000	250,383

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
HSBC Holdings PLC
7.40%, 11/13/2034	$ 200,000	$ 218,674
ING Groep NV
6.11%, 09/11/2034	200,000	209,954
JPMorgan Chase & Co.
1.58%, 04/22/2027	75,000	69,614
2.52%, 04/22/2031	150,000	130,427
2.96%, 05/13/2031	440,000	388,342
3.78%, 02/01/2028	100,000	96,815
3.90%, 01/23/2049	100,000	82,720
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	220,000	202,347
2.19%, 02/25/2025	200,000	193,864
Morgan Stanley
2.19%, 04/28/2026	150,000	144,605
3.13%, 07/27/2026	100,000	95,963
3.62%, 04/01/2031	150,000	138,399
NatWest Markets PLC
0.80%, 08/12/2024*	200,000	195,117
Royal Bank of Canada
2.30%, 11/03/2031	385,000	322,243
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	123,422
6.50%, 03/09/2029	70,000	72,445
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	274,155
Societe Generale SA
6.07%, 01/19/2035*	200,000	200,795
Standard Chartered PLC
1.82%, 11/23/2025*	210,000	203,193
2.61%, 01/12/2028*	200,000	184,296
State Street Corp.
4.86%, 01/26/2026	60,000	59,738
5.16%, 05/18/2034	160,000	161,170
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	200,000	202,072
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	228,220
Toronto-Dominion Bank
1.15%, 06/12/2025	280,000	266,237
Truist Financial Corp.
1.95%, 06/05/2030	95,000	79,297
UBS Group AG
1.36%, 01/30/2027*	260,000	239,541
3.18%, 02/11/2043*	200,000	149,622
4.19%, 04/01/2031*	250,000	234,209
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	161,470
3.07%, 04/30/2041	510,000	386,825
3.58%, 05/22/2028	85,000	81,350
		8,833,241
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	150,000	141,737
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	181,649
JDE Peet's NV
1.38%, 01/15/2027*	260,000	234,267
		557,653
Security Description	Shares or Principal Amount	Value

Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	$ 225,000	$ 214,075
5.15%, 03/02/2028	145,000	147,625
Biogen, Inc.
2.25%, 05/01/2030	85,000	72,456
		434,156
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	340,000	287,087
4.25%, 12/15/2047	50,000	43,431
Mohawk Industries, Inc.
5.85%, 09/18/2028	120,000	124,367
		454,885
Chemicals — 0.0%
Ecolab, Inc.
2.75%, 08/18/2055	240,000	158,154
3.25%, 12/01/2027	50,000	48,037
LYB International Finance II BV
3.50%, 03/02/2027	50,000	48,211
		254,402
Commercial Services — 0.2%
Experian Finance PLC
2.75%, 03/08/2030*	200,000	176,291
Georgetown University
4.32%, 04/01/2049	50,000	44,117
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	63,333
Moody's Corp.
2.00%, 08/19/2031	205,000	169,039
Northwestern University
2.64%, 12/01/2050	75,000	51,293
PayPal Holdings, Inc.
2.40%, 10/01/2024	105,000	102,961
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	45,550
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	84,181
University of Southern California
2.95%, 10/01/2051	400,000	288,199
		1,024,964
Computers — 0.1%
Apple, Inc.
1.65%, 05/11/2030	100,000	85,483
1.70%, 08/05/2031	215,000	178,522
2.75%, 01/13/2025	150,000	147,010
2.95%, 09/11/2049	75,000	54,068
3.25%, 02/23/2026	100,000	97,673
3.75%, 09/12/2047	50,000	42,171
		604,927
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	139,127
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	210,127
American Express Co.
4.90%, 02/13/2026	290,000	291,112
6.49%, 10/30/2031	250,000	270,843
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	30,000	29,723

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
5.25%, 05/15/2024*	$ 75,000	$ 74,945
6.38%, 05/04/2028*	105,000	107,375
Capital One Financial Corp.
2.36%, 07/29/2032	190,000	143,834
6.05%, 02/01/2035	65,000	66,053
Synchrony Financial
4.25%, 08/15/2024	275,000	272,498
Western Union Co.
2.85%, 01/10/2025	20,000	19,487
		1,625,124
Electric — 0.3%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	64,202
AEP Transmission Co. LLC
2.75%, 08/15/2051	175,000	112,888
Alabama Power Co.
3.13%, 07/15/2051	250,000	176,004
Ameren Corp.
5.70%, 12/01/2026	245,000	250,425
American Electric Power Co., Inc.
5.20%, 01/15/2029	115,000	116,754
Appalachian Power Co.
4.40%, 05/15/2044	50,000	42,079
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	19,632
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	21,812
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	222,451
Duke Energy Corp.
2.65%, 09/01/2026	50,000	47,542
Enel Finance International NV
1.88%, 07/12/2028*	200,000	175,630
Eversource Energy
3.30%, 01/15/2028	30,000	28,212
Exelon Corp.
3.40%, 04/15/2026	125,000	121,257
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	25,000	24,656
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	21,474
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	97,420
Mississippi Power Co.
3.95%, 03/30/2028	30,000	29,120
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	220,000	182,427
5.75%, 09/01/2025	60,000	60,606
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	42,435
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	49,764
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	45,634
Sempra
3.30%, 04/01/2025	130,000	127,127
Southern California Edison Co.
5.88%, 12/01/2053	200,000	209,813
Southern Co.
4.40%, 07/01/2046	25,000	21,953
		2,311,317
Security Description	Shares or Principal Amount	Value

Electronics — 0.1%
Amphenol Corp.
2.20%, 09/15/2031	$ 75,000	$ 62,482
4.75%, 03/30/2026	25,000	25,049
Honeywell International, Inc.
1.10%, 03/01/2027	250,000	226,861
Keysight Technologies, Inc.
4.55%, 10/30/2024	25,000	24,788
		339,180
Entertainment — 0.0%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	120,000	106,369
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	259,646
2.50%, 08/15/2024	40,000	39,384
3.38%, 11/15/2027	30,000	28,840
Waste Connections, Inc.
2.20%, 01/15/2032	145,000	120,124
3.20%, 06/01/2032	135,000	120,121
Waste Management, Inc.
4.88%, 02/15/2034	200,000	201,348
		769,463
Food — 0.0%
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025*	200,000	197,844
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	22,568
		220,412
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	184,765
Gas — 0.0%
NiSource, Inc.
1.70%, 02/15/2031	90,000	72,700
3.95%, 03/30/2048	115,000	91,477
Southern California Gas Co.
4.13%, 06/01/2048	25,000	20,929
		185,106
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	174,988
Baxter International, Inc.
1.92%, 02/01/2027	225,000	206,317
Revvity, Inc.
1.90%, 09/15/2028	210,000	182,770
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	112,369
		676,444
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	50,000	41,463
2.91%, 01/01/2051	265,000	177,178
Centra Health, Inc.
4.70%, 01/01/2048	45,000	39,585
CommonSpirit Health
2.76%, 10/01/2024	40,000	39,257
2.78%, 10/01/2030	55,000	48,281
3.91%, 10/01/2050	305,000	240,598

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Elevance Health, Inc.
4.55%, 03/01/2048	$ 115,000	$ 103,412
HCA, Inc.
4.13%, 06/15/2029	65,000	62,074
4.38%, 03/15/2042	65,000	55,572
Humana, Inc.
2.15%, 02/03/2032	100,000	80,976
3.70%, 03/23/2029	45,000	42,746
5.95%, 03/15/2034	125,000	131,845
Mass General Brigham, Inc.
3.19%, 07/01/2049	95,000	70,063
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	101,011
Stanford Health Care
3.80%, 11/15/2048	10,000	8,164
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	30,070
2.90%, 05/15/2050	150,000	104,245
4.63%, 11/15/2041	25,000	23,850
4.75%, 07/15/2045	75,000	72,466
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	43,864
		1,516,720
Insurance — 0.3%
Aflac, Inc.
4.75%, 01/15/2049	55,000	51,974
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	105,000	96,261
2.00%, 06/28/2028*	340,000	295,206
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	211,554
3.35%, 05/15/2024	25,000	24,828
CNO Global Funding
2.65%, 01/06/2029*	315,000	272,982
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	55,000	52,059
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	53,520
Jackson National Life Global Funding
1.75%, 01/12/2025*	400,000	386,443
Liberty Mutual Group, Inc.
4.50%, 06/15/2049*	80,000	59,938
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	30,047
3.50%, 06/03/2024	30,000	29,776
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	106,248
3.70%, 05/15/2029	25,000	23,587
4.30%, 11/15/2046	25,000	21,304
Protective Life Global Funding
1.17%, 07/15/2025*	195,000	184,647
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	21,438
Willis North America, Inc.
4.50%, 09/15/2028	50,000	48,878
		1,970,690
Internet — 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	275,000	271,239
4.95%, 12/05/2044	65,000	66,556
Security Description	Shares or Principal Amount	Value

Internet (continued)
Expedia Group, Inc.
5.00%, 02/15/2026	$ 115,000	$ 114,991
		452,786
Iron/Steel — 0.0%
Nucor Corp.
2.70%, 06/01/2030	50,000	45,193
3.95%, 05/01/2028	35,000	34,328
		79,521
Lodging — 0.0%
Marriott International, Inc.
4.65%, 12/01/2028	255,000	253,894
Machinery-Diversified — 0.1%
John Deere Capital Corp.
2.13%, 03/07/2025	140,000	136,081
4.15%, 09/15/2027	150,000	148,886
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	246,197
		531,164
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	170,000	108,471
3.75%, 02/15/2028	125,000	118,026
4.50%, 02/01/2024	25,000	25,000
Comcast Corp.
1.95%, 01/15/2031	70,000	58,702
2.65%, 02/01/2030	30,000	26,980
3.90%, 03/01/2038	240,000	213,715
Cox Communications, Inc.
2.95%, 10/01/2050*	295,000	187,229
		738,123
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	170,895
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	200,000	176,174
		347,069
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	75,457
Oil & Gas — 0.2%
BP Capital Markets PLC
3.28%, 09/19/2027	75,000	71,884
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	70,000	61,686
6.25%, 03/15/2038	25,000	26,268
Chevron Corp.
2.00%, 05/11/2027	40,000	37,164
Coterra Energy, Inc.
4.38%, 03/15/2029	90,000	87,889
Hess Corp.
4.30%, 04/01/2027	125,000	123,501
Marathon Oil Corp.
4.40%, 07/15/2027	25,000	24,466
Pioneer Natural Resources Co.
1.13%, 01/15/2026	55,000	51,318
5.10%, 03/29/2026	55,000	55,380

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Shell International Finance BV
3.25%, 05/11/2025	$ 325,000	$ 319,378
TotalEnergies Capital International SA
2.43%, 01/10/2025	155,000	151,459
2.99%, 06/29/2041	105,000	80,838
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	23,489
4.50%, 03/04/2029*	55,000	52,936
		1,167,656
Packaging & Containers — 0.0%
Packaging Corp. of America
3.65%, 09/15/2024	50,000	49,347
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	96,612
4.70%, 05/14/2045	125,000	118,496
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	197,297
4.88%, 03/03/2028	200,000	203,317
Becton Dickinson & Co.
3.70%, 06/06/2027	33,000	31,925
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	90,000	76,919
Cardinal Health, Inc.
3.41%, 06/15/2027	40,000	38,284
3.75%, 09/15/2025	125,000	122,333
Cigna Corp.
3.25%, 04/15/2025	50,000	48,918
Cigna Group
3.88%, 10/15/2047	50,000	40,171
4.80%, 07/15/2046	25,000	23,188
CVS Health Corp.
1.88%, 02/28/2031	60,000	49,213
2.70%, 08/21/2040	330,000	232,427
3.88%, 07/20/2025	50,000	49,205
5.05%, 03/25/2048	100,000	91,682
McKesson Corp.
5.25%, 02/15/2026	310,000	310,059
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	200,000	195,536
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	220,000	188,616
		2,114,198
Pipelines — 0.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	49,264
4.95%, 12/15/2024	50,000	49,701
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	17,598
3.70%, 01/15/2039*	15,000	12,797
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	52,954
Enbridge, Inc.
5.50%, 12/01/2046	113,000	112,592
6.70%, 11/15/2053	35,000	40,442
Energy Transfer LP
5.25%, 04/15/2029	35,000	35,367
Enterprise Products Operating LLC
4.60%, 01/11/2027	265,000	265,758
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Florida Gas Transmission Co. LLC
4.35%, 07/15/2025*	$ 50,000	$ 49,297
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	55,305
MPLX LP
5.65%, 03/01/2053	150,000	148,003
ONEOK, Inc.
6.63%, 09/01/2053	180,000	198,224
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	24,768
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	24,404
TransCanada PipeLines, Ltd.
6.20%, 03/09/2026	300,000	299,978
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	17,990
Williams Cos., Inc.
4.90%, 03/15/2029	210,000	210,356
		1,664,798
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	110,000	85,983
American Tower Corp.
1.45%, 09/15/2026	315,000	287,919
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	42,084
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	134,317
2.90%, 03/15/2027	70,000	65,644
Essex Portfolio LP
4.00%, 03/01/2029	90,000	86,067
4.50%, 03/15/2048	15,000	12,882
Extra Space Storage LP
4.00%, 06/15/2029	40,000	38,006
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	50,791
Healthpeak OP LLC
2.13%, 12/01/2028	75,000	66,133
2.88%, 01/15/2031	125,000	108,449
Kilroy Realty LP
3.45%, 12/15/2024	30,000	29,433
NNN REIT, Inc.
4.80%, 10/15/2048	50,000	44,266
Prologis LP
2.13%, 04/15/2027	115,000	106,463
4.00%, 09/15/2028	70,000	68,295
Public Storage Operating Co.
1.95%, 11/09/2028	135,000	120,476
Realty Income Corp.
2.20%, 06/15/2028	25,000	22,469
3.10%, 12/15/2029	70,000	64,103
3.95%, 08/15/2027	25,000	24,333
4.63%, 11/01/2025	60,000	59,628
Regency Centers LP
5.25%, 01/15/2034	245,000	245,193
Simon Property Group LP
2.65%, 02/01/2032	285,000	242,276
3.80%, 07/15/2050	100,000	78,837
WP Carey, Inc.
3.85%, 07/15/2029	90,000	84,666
		2,168,713

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	$ 105,000	$ 84,729
3.13%, 04/18/2024 to 04/21/2026	115,000	112,920
5.05%, 07/15/2026	180,000	180,834
Carvana Co.
12.00%, 12/01/2028*(3)	39,000	34,646
13.00%, 06/01/2030*(3)	58,000	51,475
14.00%, 06/01/2031*(3)	69,000	61,518
Dollar General Corp.
4.63%, 11/01/2027	240,000	238,491
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	293,891
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	24,076
3.90%, 06/01/2029	95,000	91,606
5.75%, 11/20/2026	45,000	46,113
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	49,361
Tractor Supply Co.
5.25%, 05/15/2033	250,000	254,099
Walmart, Inc.
3.30%, 04/22/2024	150,000	149,405
		1,673,164
Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	10,000	9,495
QUALCOMM, Inc.
3.25%, 05/20/2027	29,000	28,004
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	29,839
		67,338
Software — 0.2%
Fiserv, Inc.
3.20%, 07/01/2026	35,000	33,747
Intuit, Inc.
5.13%, 09/15/2028	250,000	256,744
Microsoft Corp.
3.13%, 11/03/2025	25,000	24,464
4.20%, 11/03/2035	250,000	248,178
Oracle Corp.
5.55%, 02/06/2053	65,000	64,594
Roper Technologies, Inc.
1.40%, 09/15/2027	160,000	142,980
2.00%, 06/30/2030	30,000	25,477
2.95%, 09/15/2029	120,000	109,737
3.80%, 12/15/2026	25,000	24,448
Salesforce, Inc.
2.70%, 07/15/2041	395,000	295,992
VMware LLC
1.40%, 08/15/2026	205,000	187,641
		1,414,002
Telecommunications — 0.2%
America Movil SAB de CV
2.88%, 05/07/2030	200,000	178,870
AT&T, Inc.
1.65%, 02/01/2028	125,000	111,449
2.25%, 02/01/2032	280,000	230,242
3.50%, 06/01/2041	130,000	103,282
3.80%, 12/01/2057	64,000	47,122
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	$ 250,000	$ 253,581
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	92,779
2.65%, 11/20/2040	490,000	349,919
2.99%, 10/30/2056	35,000	22,878
3.15%, 03/22/2030	150,000	136,644
Vodafone Group PLC
4.88%, 06/19/2049	60,000	54,221
		1,580,987
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.00%, 11/19/2024	45,000	44,280
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.15%, 04/01/2045 to 12/15/2048	50,000	43,611
Canadian National Railway Co.
5.85%, 11/01/2033	180,000	196,566
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	92,522
2.88%, 11/15/2029	70,000	63,353
3.50%, 05/01/2050	110,000	83,471
CSX Corp.
4.30%, 03/01/2048	25,000	22,125
		501,648
Trucking & Leasing — 0.1%
GATX Corp.
4.35%, 02/15/2024	60,000	59,737
6.90%, 05/01/2034	220,000	243,268
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	210,000	208,986
		511,991
Total Corporate Bonds & Notes (cost $45,736,970)		40,978,496
ASSET BACKED SECURITIES — 0.5%
Auto Loan Receivables — 0.2%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D 1.29%, 06/18/2027	140,000	129,853
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B 2.68%, 08/20/2026*	100,000	95,753
Series 2019-2A, Class B 3.55%, 09/22/2025*	105,000	103,852
Carmax Auto Owner Trust
Series 2023-3, Class A3 5.28%, 05/15/2028	40,000	40,378
Series 2023-3, Class B 5.47%, 02/15/2029	40,000	40,264
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	145,000	130,013
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 5.56%, 04/22/2030*	165,000	165,525
Exeter Automobile Receivables Trust
Series 2021-4A, Class C 1.46%, 10/15/2027	186,181	182,917
Series 2022-2A, Class C 3.85%, 07/17/2028	80,000	78,697

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	$ 100,000	$ 93,415
Series 2023-1, Class A 4.85%, 08/15/2035*	125,000	125,671
GM Financial Automobile Leasing Trust
Series 2023-1, Class C 5.76%, 01/20/2027	50,000	50,100
Santander Drive Auto Receivables Trust
Series 2022-3, Class C 4.49%, 08/15/2029	160,000	157,011
US Bank NA
Series 2023-1, Class B 6.79%, 08/25/2032*	232,539	234,054
		1,627,503
Finance - Credit Card — 0.0%
Synchrony Card Funding LLC
Series 2023-A1, Class A 5.54%, 07/15/2029	40,000	40,720
Other Asset Backed Securities — 0.3%
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	117,300	102,115
Series 2020-2A, Class A2 3.24%, 01/20/2051*	92,150	83,566
Dryden 77 CLO, Ltd. FRS
Series 2020-77A, Class AR 6.75%, (TSFR3M+1.38%), 05/20/2034*	250,000	250,089
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	89,350	91,410
Series 2023-A, Class B 6.53%, 02/25/2038*	89,350	91,221
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 6.82%, (TSFR3M+1.50%), 01/17/2037*	250,000	250,000
Ford Credit Floorplan Master Owner Trust A
Series 2020-2, Class B 1.32%, 09/15/2027	55,000	51,358
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	36,129	33,311
Series 2019-2A, Class A 2.22%, 10/20/2038*	70,175	66,750
Series 2023-2A, Class A 6.18%, 11/20/2040*	116,159	118,957
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	131,991	119,349
Octane Receivables Trust
Series 2023-1A, Class A 5.87%, 05/21/2029*	60,477	60,588
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 6.73%, (TSFR3M+1.41%), 07/15/2034*	255,000	255,149
Progress Residential Trust
Series 2024-SFR1, Class A 3.35%, 02/17/2041*	100,000	92,801
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	109,709	96,141
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	$ 84,451	$ 74,750
Series 2020-A, Class A2A 2.23%, 09/15/2037*	52,447	48,983
Series 2016-A, Class A2A 2.70%, 05/15/2031*	6,604	6,494
Series 2017-A, Class A2A 2.88%, 09/15/2034*	15,231	14,825
		1,907,857
Total Asset Backed Securities (cost $3,684,891)		3,576,080
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
Commercial and Residential — 0.5%
Angel Oak Mtg. Trust
Series 2023-3, Class A1 4.80%, 09/26/2067*(4)	214,672	210,368
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(5)	48,186	40,964
Series 2021-2, Class A1 0.99%, 04/25/2066*(5)	58,358	48,844
Series 2021-1, Class A2 1.12%, 01/25/2066*(5)	15,590	13,274
Series 2020-6, Class M1 2.81%, 05/25/2065*(5)	70,000	57,104
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(5)	72,623	63,222
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(5)	75,000	79,289
BFLD Trust FRS
Series 2019-DPLO, Class C 6.99%, (TSFR1M+1.65%), 10/15/2034*	55,000	54,691
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 6.68%, (TSFR1M+1.34%), 02/15/2039*	249,230	246,024
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	150,000	117,530
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(5)	100,000	63,240
CD Mtg. Trust VRS
Series 2017-CD3, Class B 3.98%, 02/10/2050(5)	75,000	48,586
Chase Home Lending Mtg. Trust VRS
Series 2023-RPL1, Class A1 3.50%, 06/25/2062*(5)	242,834	220,977
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(5)	16,649	14,603
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(5)	43,656	36,536
Cold Storage Trust FRS
Series 2020-ICE5, Class B 6.75%, (TSFR1M+1.41%), 11/15/2037*	98,299	97,900
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(5)	10,157	9,499

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2022-3, Class A1 3.90%, 02/25/2067*(5)	$ 134,200	$ 126,740
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(5)	57,625	46,827
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C 3.75%, 12/10/2036*	100,000	97,231
Great Wolf Trust FRS
Series 2019-WOLF, Class C 7.28%, (TSFR1M+1.95), 12/15/2036*	30,000	29,888
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.93%, 10/25/2050*(5)	30,657	26,286
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 6.00%, (TSFR1M+0.94%), 08/25/2050*	4,870	4,601
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(5)	3,779	3,385
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(5)	9,432	8,515
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(5)	10,289	9,311
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(5)	18,505	16,494
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 6.55%, (TSFR1M+1.21%), 04/15/2038*	171,970	170,411
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4 4.31%, 12/15/2051	55,000	53,351
Morgan Stanley Residential Mtg. Loan Trust
Series 2023-NQM1, Class A2 7.53%, 09/25/2068*(4)	97,748	100,179
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(5)	74,018	59,168
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(5)	131,863	109,766
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class C 7.44%, (TSFR1M+2.11%), 11/15/2038*	215,000	169,222
OBX Trust
Series 2023-NQM9, Class A2 7.51%, 10/25/2063*(4)	96,336	98,668
OBX Trust FRS
Series 2019-EXP3, Class 2A2 6.55%, (TSFR1M+1.21%), 10/25/2059*	8,951	8,757
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.19%, 12/25/2049*(5)	162,969	134,747
SCG Mtg. Trust FRS
Series 2023-NASH, Class A 7.72%, (TSFR1M+2.39%), 12/15/2040*	160,000	160,600
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(5)	1,202	1,166
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(5)	22,485	20,652
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(5)	$ 79,833	$ 76,678
Verus Securitization Trust
Series 2023-6, Class A2 6.94%, 09/25/2068*(4)	96,720	97,975
Series 2023-7, Class A2 7.27%, 10/25/2068*(4)	96,945	99,235
Verus Securitization Trust VRS
Series 2021-7, Class A1 1.83%, 10/25/2066*(5)	203,179	176,389
Series 2019-INV3, Class A1 3.69%, 11/25/2059*(5)	14,372	13,957
		3,342,850
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K753, Class A2 4.40%, 10/25/2030	550,000	547,854
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(5)	940,000	809,895
Series K-150, Class A2 3.71%, 09/25/2032(5)	405,000	382,755
Series K-156, Class A2 4.43%, 02/25/2033(5)	315,000	313,414
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 6.19%, (SOFR30A+0.85%), 11/25/2041*	92,696	92,638
Series 2021-DNA3, Class M2 7.44%, (SOFR30A+2.10%), 10/25/2033*	50,000	50,594
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2022-R01, Class 1M1 6.34%, (SOFR30A+1.00%), 12/25/2041*	27,625	27,630
Series 2023-R04, Class 1M1 7.64%, (SOFR30A+2.30%), 05/25/2043*	195,200	200,218
		2,424,998
Total Collateralized Mortgage Obligations (cost $6,078,712)		5,767,848
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.9%
U.S. Government — 9.9%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,934,600	1,225,002
1.25%, 05/15/2050	123,400	64,240
1.38%, 11/15/2040 to 08/15/2050	1,483,000	860,726
1.63%, 11/15/2050	340,000	195,779
1.75%, 08/15/2041	575,000	394,661
1.88%, 02/15/2041 to 11/15/2051	7,025,000	4,738,167
2.00%, 11/15/2041 to 08/15/2051	3,746,000	2,452,735
2.25%, 05/15/2041 to 02/15/2052	2,487,000	1,701,196
2.38%, 02/15/2042 to 05/15/2051	1,226,000	873,679
2.75%, 08/15/2047	380,000	289,780
2.88%, 05/15/2049 to 05/15/2052	695,000	537,185
3.00%, 08/15/2048 to 08/15/2052	1,400,000	1,111,320
3.13%, 11/15/2041	305,000	261,228
3.25%, 05/15/2042	515,000	445,938
3.38%, 08/15/2042	807,500	710,884
3.63%, 02/15/2053 to 05/15/2053	2,776,500	2,494,456
3.88%, 08/15/2040 to 05/15/2043	4,925,000	4,647,580

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
4.00%, 11/15/2042 to 11/15/2052	$ 2,450,400	$ 2,352,929
4.13%, 08/15/2053	1,072,200	1,054,274
4.38%, 08/15/2043	985,000	992,080
4.75%, 11/15/2043 to 11/15/2053	940,000	1,013,882
United States Treasury Bonds TIPS
1.38%, 07/15/2033(6)	336,282	327,612
United States Treasury Notes
0.25%, 05/31/2025	1,450,000	1,370,873
0.38%, 04/30/2025 to 01/31/2026	3,495,000	3,252,761
0.63%, 05/15/2030	175,000	143,179
0.75%, 08/31/2026	5,715,000	5,255,121
0.88%, 06/30/2026	2,075,000	1,923,914
1.25%, 08/15/2031	1,785,000	1,477,366
1.50%, 10/31/2024	80,000	78,016
1.88%, 02/28/2027	3,770,000	3,540,413
2.75%, 07/31/2027 to 08/15/2032	3,660,000	3,455,723
2.88%, 05/15/2032	460,000	425,428
3.38%, 05/15/2033	600,000	573,469
3.50%, 02/15/2033	115,000	111,087
3.63%, 05/31/2028	3,615,000	3,575,461
4.00%, 02/29/2028 to 06/30/2028	5,810,000	5,831,062
4.13%, 09/30/2027 to 11/15/2032	3,680,000	3,707,417
4.13%, 10/31/2027(7)(8)	4,370,000	4,397,312
4.38%, 11/30/2028	1,695,000	1,732,210
		69,596,145
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
3.00%, 06/20/2032 to 05/20/2050	24,705	22,544
3.50%, 09/20/2049 to 02/20/2050	12,509	11,645
		34,189
Total U.S. Government & Agency Obligations (cost $77,685,590)		69,630,334
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional(State/Province) — 0.1%
Province of Alberta Canada
4.50%, 01/24/2034	310,000	312,102
Province of British Columbia Canada
4.20%, 07/06/2033	230,000	227,079
Province of Manitoba Canada
4.30%, 07/27/2033	235,000	233,181
Province of Manitoba, Canada
2.60%, 04/16/2024	86,000	85,492
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	24,318
		882,172
Sovereign — 0.1%
Republic of Panama
3.30%, 01/19/2033	350,000	268,724
United Mexican States
2.66%, 05/24/2031	200,000	167,702
3.50%, 02/12/2034	230,000	192,509
		628,935
Total Foreign Government Obligations (cost $1,662,067)		1,511,107
MUNICIPAL SECURITIES — 0.5%
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	259,691
Security Description	Shares or Principal Amount	Value

Central Texas Regional Mobility Authority Revenue Bonds
3.17%, 01/01/2041	$ 200,000	$ 154,080
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	105,000	79,133
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	50,000	56,413
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	245,000	268,664
City of Los Angeles Wastewater System Revenue Bonds
5.81%, 06/01/2040	245,000	262,508
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	170,464
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	26,088
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	49,519
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	231,033
2.99%, 11/01/2038	60,000	50,427
3.09%, 11/01/2040	135,000	108,874
Denver Schools Certificate Participation
4.24%, 12/15/2037	25,000	23,773
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	116,349
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	59,422
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	95,000	102,680
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	50,000	56,500
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	133,692
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	174,455
Metropolitan Transportation Authority Revenue Bonds
5.87%, 11/15/2039	10,000	10,510
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	53,555
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	40,000	33,237
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	46,000	51,943

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
New York State Dormitory Authority Revenue Bonds
4.85%, 07/01/2048	$ 100,000	$ 95,117
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	167,772
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	52,529
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	175,000	129,961
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	5,000	4,595
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	62,875
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	106,119
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	95,483
University of California Revenue Bonds
5.77%, 05/15/2043	20,000	21,268
Utah Transit Authority Revenue Bonds
3.44%, 12/15/2042	130,000	103,522
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	24,003
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	83,888
Total Municipal Securities (cost $4,348,632)		3,480,142
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(1)	936	0
Ant International Co., Ltd. Class C †(1)(2)	3,466	3,394
Total Escrows and Litigation Trusts (cost $3,466)		3,394
PURCHASED OPTIONS† — 0.0%
Purchased Options - Puts — 0.0%
Exchange-Traded put option on 10 Year U.S. Treasury Note Futures (Expiration Date: 02/23/2024; Strike Price: 111.00; Counterparty: Goldman Sachs International) (cost $1,284)	2	406
Total Long-Term Investment Securities (cost $612,686,375)		687,710,023
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.9%
Unaffiliated Investment Companies — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(9)	13,078,070	$ 13,078,070
T. Rowe Price Treasury Reserve Fund 5.38%(9)	111	111
Total Short-Term Investments (cost $13,078,181)		13,078,181
TOTAL INVESTMENTS (cost $625,764,556)(10)	100.1%	700,788,204
Other assets less liabilities	(0.1)	(676,022)
NET ASSETS	100.0%	$700,112,182
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Asset Allocation Growth Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $16,432,184 representing 2.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	11	$18,746
	11/04/2021	22	37,505
	12/17/2021	9	15,337
		42	71,588	$ 44,800	$1,066.66	0.0%
Gusto, Inc.	10/04/2021	775	22,311	11,920	15.38	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	2,133	1,066.66	0.0
Databricks, Inc. Series G	02/01/2021	300	17,737	22,050	73.50	0.0
Databricks, Inc. Series H	08/31/2021	858	63,049	63,063	73.50	0.0
Gusto, Inc. Series E	07/13/2021	1,028	31,246	15,811	15.38	0.0

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Escrows and Litigation Trusts
Ant International Co., Ltd. Class C	08/14/2023	3,466	$3,466	$ 3,394	$ 0.98	0.0%
				$163,171		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of January 31, 2024.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Principal amount of security is adjusted for inflation.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	The rate shown is the 7-day yield as of January 31, 2024.
(10)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 41	0.567%	2,000,000	USD	2,000,000	1.000%	Quarterly	Dec 2028	$26,113	$11,977	$38,090
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	U.S. Treasury 2 Year Notes	March 2024	$ 821,501	$ 822,625	$ 1,124
38	Long	U.S. Treasury 5 Year Notes	March 2024	4,030,721	4,118,844	88,123
5	Long	U.S. Treasury Ultra Bonds	March 2024	646,008	646,094	86
						$89,333

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
6	Short	U.S. Treasury 10 Year Notes	March 2024	$668,990	$673,969	$ (4,979)
6	Short	U.S. Treasury Ultra 10 Year Notes	March 2024	690,673	701,250	(10,577)
						$(15,556)
		Net Unrealized Appreciation (Depreciation)				$ 73,777
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$ 287,543	$ 762,893	$ —	$ 1,050,436
Aerospace/Defense	6,234,042	1,697,854	—	7,931,896
Agriculture	1,629,871	571,140	—	2,201,011
Apparel	1,600,293	823,266	—	2,423,559
Auto Manufacturers	4,928,645	2,957,206	—	7,885,851
Auto Parts & Equipment	1,375,214	1,857,977	—	3,233,191
Banks	23,154,919	8,725,828	—	31,880,747
Beverages	5,789,810	2,075,006	—	7,864,816
Biotechnology	4,805,881	357,567	0	5,163,448
Chemicals	7,025,624	3,717,913	—	10,743,537
Commercial Services	8,588,799	2,949,876	11,920	11,550,595
Computer Graphics	—	—	44,800	44,800
Computers	26,136,781	1,394,387	—	27,531,168
Cosmetics/Personal Care	8,001,874	2,905,990	—	10,907,864
Distribution/Wholesale	916,959	1,923,223	—	2,840,182
Diversified Financial Services	21,488,180	972,634	—	22,460,814
Electric	8,830,519	2,561,813	—	11,392,332
Electrical Components & Equipment	1,364,289	2,395,938	—	3,760,227
Electronics	7,114,103	1,824,269	—	8,938,372
Engineering & Construction	555,203	540,055	—	1,095,258
Food	4,365,867	4,580,512	—	8,946,379
Food Service	63,685	1,140,912	—	1,204,597
Gas	718,955	188,215	—	907,170
Healthcare-Products	18,469,697	3,018,076	—	21,487,773
Healthcare-Services	14,960,138	714,066	—	15,674,204
Home Builders	647,806	428,480	—	1,076,286
Home Furnishings	12,227	1,582,945	—	1,595,172
Insurance	23,366,335	8,113,816	—	31,480,151
Internet	39,816,878	1,154,814	—	40,971,692
Machinery-Construction & Mining	390,497	1,666,638	—	2,057,135
Machinery-Diversified	4,769,046	1,271,076	—	6,040,122
Mining	2,140,008	2,990,741	—	5,130,749
Miscellaneous Manufacturing	5,829,566	3,640,294	—	9,469,860
Oil & Gas	14,570,200	3,569,174	—	18,139,374
Packaging & Containers	863,876	689,146	—	1,553,022
Pharmaceuticals	28,533,648	8,019,373	—	36,553,021
Private Equity	1,171,170	292,147	—	1,463,317
Real Estate	246,237	953,055	—	1,199,292
REITS	9,775,306	857,604	—	10,632,910
Retail	23,452,264	2,693,208	—	26,145,472
Semiconductors	36,825,353	7,375,862	—	44,201,215
Software	54,898,347	1,453,497	—	56,351,844
Telecommunications	4,917,158	2,755,885	—	7,673,043
Transportation	8,667,326	362,370	—	9,029,696
Other Industries	22,775,559	—	—	22,775,559
Convertible Preferred Stocks	—	—	103,057	103,057
Corporate Bonds & Notes	—	40,978,496	—	40,978,496

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset Backed Securities	$ —	$ 3,576,080	$ —	$ 3,576,080
Collateralized Mortgage Obligations	—	5,767,848	—	5,767,848
U.S. Government & Agency Obligations	—	69,630,334	—	69,630,334
Foreign Government Obligations	—	1,511,107	—	1,511,107
Municipal Securities	—	3,480,142	—	3,480,142
Escrows and Litigation Trusts	—	—	3,394	3,394
Purchased Options	406	—	—	406
Short-Term Investments	13,078,181	—	—	13,078,181
Total Investments at Value	$475,154,285	$225,470,748	$163,171	$700,788,204
Other Financial Instruments:†
Swaps	$ —	$ 11,977	$ —	$ 11,977
Futures Contracts	89,333	—	—	89,333
Total Other Financial Instruments	$ 89,333	$ 11,977	$ —	$ 101,310
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 15,556	$ —	$ —	$ 15,556
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	15.0%
Short-Term Investments	11.2
Software	5.7
Internet	5.3
Semiconductors	5.2
Banks	4.8
Pharmaceuticals	4.1
Insurance	3.8
Oil & Gas	3.0
Diversified Financial Services	2.7
REITS	2.7
Retail	2.6
Computers	2.6
Healthcare-Services	2.3
Healthcare-Products	2.1
Collateralized Mortgage Obligations	2.0
Electric	1.8
Mining	1.8
Auto Manufacturers	1.4
Commercial Services	1.4
Cosmetics/Personal Care	1.4
Telecommunications	1.3
Chemicals	1.2
Food	1.1
Miscellaneous Manufacturing	0.9
Aerospace/Defense	0.9
Beverages	0.8
Transportation	0.8
Pipelines	0.8
Municipal Securities	0.7
Machinery-Diversified	0.7
Electronics	0.6
Oil & Gas Services	0.6
Auto Parts & Equipment	0.5
Other Asset Backed Securities	0.5
Biotechnology	0.5
Media	0.4
Electrical Components & Equipment	0.4
Foreign Government Obligations	0.4
Iron/Steel	0.4
Distribution/Wholesale	0.3
Leisure Time	0.3
Auto Loan Receivables	0.3
Airlines	0.3
Building Materials	0.3
Machinery-Construction & Mining	0.3
Packaging & Containers	0.3
Real Estate	0.3
Lodging	0.3
Home Furnishings	0.2
Advertising	0.2
Apparel	0.2
Purchased Options	0.2
Agriculture	0.2
Food Service	0.2
Entertainment	0.2
Private Equity	0.2
Home Builders	0.1
Gas	0.1
Environmental Control	0.1
Engineering & Construction	0.1

Trucking & Leasing	0.1%
Savings & Loans	0.1
101.3%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.4%
Advertising — 0.1%
WPP PLC	167,882	$ 1,627,954
Aerospace/Defense — 0.8%
Boeing Co.†	5,845	1,233,529
General Dynamics Corp.	7,257	1,923,032
Howmet Aerospace, Inc.	5,286	297,390
L3Harris Technologies, Inc.	9,912	2,065,859
Lockheed Martin Corp.	434	186,364
Melrose Industries PLC	241,131	1,804,958
Northrop Grumman Corp.	548	244,824
RTX Corp.	4,854	442,297
Safran SA	10,367	1,941,323
TransDigm Group, Inc.	982	1,073,012
		11,212,588
Agriculture — 0.2%
Altria Group, Inc.	3,052	122,446
Farmer's Business Network, Inc.†(1)(2)	562	2,934
Philip Morris International, Inc.	11,207	1,018,156
Wilmar International, Ltd.	509,700	1,244,592
		2,388,128
Airlines — 0.0%
Southwest Airlines Co.	5,405	161,555
United Airlines Holdings, Inc.†	1,697	70,222
		231,777
Apparel — 0.2%
Kering SA	2,871	1,184,315
NIKE, Inc., Class B	11,382	1,155,615
Samsonite International SA*†	233,100	647,479
		2,987,409
Auto Manufacturers — 1.0%
Cummins, Inc.	10,134	2,425,066
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	14,678	1,252,594
General Motors Co.	5,669	219,957
Honda Motor Co., Ltd.	55,800	623,813
PACCAR, Inc.	315	31,623
Rivian Automotive, Inc., Class A†	8,596	131,605
Suzuki Motor Corp.	26,300	1,196,587
Tesla, Inc.†	29,774	5,576,373
Toyota Motor Corp.	158,500	3,150,774
		14,608,392
Auto Parts & Equipment — 0.4%
Aptiv PLC†	3,823	310,925
Autoliv, Inc.	13,729	1,479,834
Denso Corp.	106,700	1,669,903
Dowlais Group PLC	292,332	333,231
Magna International, Inc.	27,194	1,545,979
Stanley Electric Co., Ltd.	29,800	567,115
		5,906,987
Banks — 3.3%
ANZ Group Holdings, Ltd.	57,537	1,021,163
Bank of America Corp.	137,516	4,676,919
Bank of New York Mellon Corp.	5,584	309,689
BNP Paribas SA	23,236	1,562,408
Citigroup, Inc.	34,455	1,935,337
DBS Group Holdings, Ltd.	45,800	1,084,447
DNB Bank ASA	134,188	2,602,984
East West Bancorp, Inc.	7,979	580,951
Erste Group Bank AG	12,314	532,825
Security Description	Shares or Principal Amount	Value

Banks (continued)
Fifth Third Bancorp	11,405	$ 390,507
Goldman Sachs Group, Inc.	6,925	2,659,269
HDFC Bank, Ltd.	70,540	1,234,823
Huntington Bancshares, Inc.	17,674	224,990
ING Groep NV	205,142	2,917,867
Intesa Sanpaolo SpA	310,867	961,792
JPMorgan Chase & Co.	50,077	8,731,426
Lloyds Banking Group PLC	129,885	69,490
M&T Bank Corp.	157	21,682
Macquarie Group, Ltd.	9,384	1,170,471
Mitsubishi UFJ Financial Group, Inc.	195,200	1,830,250
Morgan Stanley	15,284	1,333,376
National Bank of Canada	30,388	2,324,220
PNC Financial Services Group, Inc.	8,213	1,241,888
Standard Chartered PLC	111,790	842,696
Sumitomo Mitsui Trust Holdings, Inc.	35,400	727,845
Svenska Handelsbanken AB, Class A	165,207	1,781,917
Truist Financial Corp.	4,371	161,989
United Overseas Bank, Ltd.	82,200	1,729,675
Wells Fargo & Co.	71,558	3,590,780
Western Alliance Bancorp	1,483	94,853
		48,348,529
Beverages — 0.7%
Coca-Cola Co.	46,876	2,788,653
Constellation Brands, Inc., Class A	1,957	479,621
Diageo PLC	52,543	1,889,804
Heineken NV	19,913	2,004,126
Keurig Dr Pepper, Inc.	14,939	469,682
Kirin Holdings Co., Ltd.	43,800	633,053
Monster Beverage Corp.†	4,984	274,220
PepsiCo, Inc.	8,839	1,489,637
		10,028,796
Biotechnology — 0.4%
Amgen, Inc.	7,886	2,478,254
Argenx SE ADR†	491	186,830
Biogen, Inc.†	1,199	295,745
Genmab A/S†	2,861	791,795
Gilead Sciences, Inc.	4,083	319,536
Moderna, Inc.†	514	51,940
Regeneron Pharmaceuticals, Inc.†	541	510,044
Vertex Pharmaceuticals, Inc.†	1,715	743,247
		5,377,391
Building Materials — 0.2%
Carrier Global Corp.	21,839	1,194,812
Johnson Controls International PLC	2,565	135,150
Katitas Co., Ltd.	6,700	83,749
Louisiana-Pacific Corp.	1,652	109,941
Martin Marietta Materials, Inc.	1,060	538,925
Trane Technologies PLC	548	138,123
Vulcan Materials Co.	1,717	388,059
West Fraser Timber Co., Ltd. (NASDAQ)	2,971	236,254
West Fraser Timber Co., Ltd. (TSX)	1,845	146,713
		2,971,726
Chemicals — 1.1%
Air Liquide SA	12,586	2,359,106
Akzo Nobel NV	17,016	1,302,334
Asahi Kasei Corp.	116,300	886,108
BASF SE	22,499	1,081,008
CF Industries Holdings, Inc.	5,399	407,678
Covestro AG*†	22,841	1,211,018

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
H.B. Fuller Co.	1,136	$ 86,075
Huntsman Corp.	3,520	86,381
International Flavors & Fragrances, Inc.	1,336	107,788
Johnson Matthey PLC	40,382	832,530
LG Chem, Ltd.	253	81,313
Linde PLC	11,831	4,789,544
Lotte Chemical Corp.	426	41,523
Nutrien, Ltd.	11,646	580,786
RPM International, Inc.	2,058	219,506
Sherwin-Williams Co.	4,743	1,443,674
Shin-Etsu Chemical Co., Ltd.	5,900	232,497
Sociedad Quimica y Minera de Chile SA ADR	819	34,455
Umicore SA	33,011	749,964
		16,533,288
Coal — 0.0%
Teck Resources, Ltd., Class B	10,195	407,902
Warrior Met Coal, Inc.	1,519	97,474
		505,376
Commercial Services — 1.0%
Adyen NV*†	707	885,051
Amadeus IT Group SA	17,251	1,205,900
Ashtead Group PLC	27,891	1,825,879
Cintas Corp.	978	591,269
CoStar Group, Inc.†	1,887	157,527
Element Fleet Management Corp.	126,926	2,141,159
Equifax, Inc.	696	170,061
FleetCor Technologies, Inc.†	4,168	1,208,428
Global Payments, Inc.	5,613	747,820
Gusto, Inc.†(1)(2)	2,300	35,374
MarketAxess Holdings, Inc.	240	54,122
Moody's Corp.	448	175,634
Quanta Services, Inc.	422	81,889
Recruit Holdings Co., Ltd.	38,000	1,505,175
S&P Global, Inc.	4,088	1,832,855
Service Corp. International	10,380	696,706
TechnoPro Holdings, Inc.	42,200	971,164
United Rentals, Inc.	186	116,324
WillScot Mobile Mini Holdings Corp.†	654	30,934
		14,433,271
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	120	127,999
Computers — 2.5%
Accenture PLC, Class A	4,776	1,737,891
Apple, Inc.	163,396	30,130,222
Crowdstrike Holdings, Inc., Class A†	1,533	448,403
Fortinet, Inc.†	11,335	730,994
NTT Data Group Corp.	152,000	2,188,544
Pure Storage, Inc., Class A†	8,702	347,993
Teleperformance SE	5,165	810,397
Western Digital Corp.†	4,977	284,933
Zscaler, Inc.†	916	215,874
		36,895,251
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	32,445	2,731,869
e.l.f. Beauty, Inc.†	842	134,324
Kenvue, Inc.	185,610	3,853,264
L'Oreal SA	4,716	2,261,464
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Procter & Gamble Co.	31,779	$ 4,993,752
Unilever PLC	83,820	4,080,971
		18,055,644
Distribution/Wholesale — 0.3%
Bunzl PLC	27,941	1,136,149
Copart, Inc.†	6,959	334,310
Mitsubishi Corp.	79,200	1,367,642
SiteOne Landscape Supply, Inc.†	273	42,192
Sumitomo Corp.	72,100	1,653,074
		4,533,367
Diversified Financial Services — 2.0%
American Express Co.	17,380	3,488,861
Apollo Global Management, Inc.	2,141	214,956
Ares Management Corp., Class A	1,806	219,393
BlackRock, Inc.	308	238,488
Cboe Global Markets, Inc.	776	142,668
Charles Schwab Corp.	51,962	3,269,449
CME Group, Inc.	8,513	1,752,316
Discover Financial Services	1,291	136,226
Intercontinental Exchange, Inc.	4,184	532,749
Julius Baer Group, Ltd.	24,661	1,346,782
LPL Financial Holdings, Inc.	712	170,303
Mastercard, Inc., Class A	15,323	6,883,551
Mitsubishi HC Capital, Inc.	107,800	767,688
Tradeweb Markets, Inc., Class A	1,123	107,123
Visa, Inc., Class A	35,748	9,768,499
XP, Inc., Class A	25,127	617,622
		29,656,674
Electric — 1.3%
Ameren Corp.	26,238	1,825,378
CenterPoint Energy, Inc.	5,589	156,157
CMS Energy Corp.	6,108	349,133
Constellation Energy Corp.	27,528	3,358,416
Dominion Energy, Inc.	17,233	787,893
Electric Power Development Co., Ltd.	57,000	956,181
Engie SA	173,857	2,775,373
FirstEnergy Corp.	13,044	478,454
National Grid PLC	138,796	1,847,530
NextEra Energy, Inc.	50,135	2,939,415
NRG Energy, Inc.	6,115	324,340
PG&E Corp.	47,607	803,130
PPL Corp.	5,859	153,506
Southern Co.	19,595	1,362,244
		18,117,150
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	10,470	1,696,663
Emerson Electric Co.	822	75,402
Legrand SA	19,583	1,904,243
Prysmian SpA	41,876	1,839,485
Schneider Electric SE	448	88,295
		5,604,088
Electronics — 0.6%
ABB, Ltd.	61,604	2,605,411
Amphenol Corp., Class A	16,791	1,697,570
Honeywell International, Inc.	4,509	911,990
Hubbell, Inc.	298	100,000

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Murata Manufacturing Co., Ltd.	66,200	$ 1,336,287
TE Connectivity, Ltd.	18,265	2,597,101
		9,248,359
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	266	38,916
Engineering & Construction — 0.1%
Cellnex Telecom SA*	2,153	82,903
Worley, Ltd.	121,907	1,178,408
		1,261,311
Environmental Control — 0.1%
Asahi Holdings, Inc.	1,400	19,499
Republic Services, Inc.	950	162,564
Veralto Corp.	9,519	730,012
Waste Connections, Inc.	2,701	419,357
		1,331,432
Exchange-Traded Funds — 0.0%
Sprott Physical Uranium Trust†	1,300	30,081
Food — 1.0%
Barry Callebaut AG	549	803,118
Kraft Heinz Co.	7,520	279,218
Mondelez International, Inc., Class A	54,938	4,135,183
Nestle SA	56,984	6,497,236
Seven & i Holdings Co., Ltd.	45,600	1,815,393
Sysco Corp.	1,410	114,111
Tyson Foods, Inc., Class A	1,248	68,341
		13,712,600
Food Service — 0.2%
Compass Group PLC	89,593	2,470,161
Gas — 0.0%
Beijing Enterprises Holdings, Ltd.	119,000	430,722
NiSource, Inc.	2,403	62,406
		493,128
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	5,857	546,458
Healthcare-Products — 1.9%
Abbott Laboratories	5,023	568,352
Agilent Technologies, Inc.	3,263	424,516
Alcon, Inc.	12,803	960,193
Align Technology, Inc.†	452	120,829
Baxter International, Inc.	5,573	215,619
Bio-Techne Corp.	2,073	145,773
Boston Scientific Corp.†	6,034	381,711
Danaher Corp.	13,665	3,278,370
Edwards Lifesciences Corp.†	4,376	343,385
Elekta AB, Series B	103,656	781,693
EssilorLuxottica SA	7,428	1,460,398
GE HealthCare Technologies, Inc.	22,001	1,613,993
Hologic, Inc.†	9,545	710,530
Intuitive Surgical, Inc.†	10,510	3,975,092
Koninklijke Philips NV	61,735	1,318,362
Medtronic PLC	15,780	1,381,381
Penumbra, Inc.†	245	61,787
Repligen Corp.†	444	84,094
Siemens Healthineers AG*	35,572	1,993,587
Stryker Corp.	6,256	2,098,763
Teleflex, Inc.	1,643	398,970
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	9,372	$ 5,051,321
Zimmer Biomet Holdings, Inc.	3,779	474,642
		27,843,361
Healthcare-Services — 1.6%
Catalent, Inc.†	2,935	151,563
Centene Corp.†	848	63,863
Elevance Health, Inc.	13,917	6,867,205
Evotec SE†	30,896	478,245
Fresenius SE & Co. KGaA	40,217	1,131,374
HCA Healthcare, Inc.	6,270	1,911,723
Humana, Inc.	2,981	1,126,997
ICON PLC†	535	139,566
IQVIA Holdings, Inc.†	243	50,600
Molina Healthcare, Inc.†	480	171,091
Tenet Healthcare Corp.†	16,424	1,358,922
UnitedHealth Group, Inc.	19,231	9,841,272
		23,292,421
Home Builders — 0.1%
NVR, Inc.†	68	481,120
Persimmon PLC	53,292	977,591
		1,458,711
Home Furnishings — 0.2%
Panasonic Holdings Corp.	121,600	1,142,656
Sony Group Corp.	23,800	2,351,541
		3,494,197
Household Products/Wares — 0.0%
Avery Dennison Corp.	916	182,696
Clorox Co.	145	21,061
		203,757
Insurance — 3.3%
AIA Group, Ltd.	210,800	1,639,087
Allstate Corp.	11,795	1,831,174
AXA SA	107,996	3,635,848
Berkshire Hathaway, Inc., Class B†	25,034	9,606,547
Challenger, Ltd.	98,991	421,810
Chubb, Ltd.	18,481	4,527,845
Definity Financial Corp.	19,925	579,766
Equitable Holdings, Inc.	6,371	208,268
Hartford Financial Services Group, Inc.	18,435	1,603,108
Mandatum Oyj†	43,530	196,967
Marsh & McLennan Cos., Inc.	8,604	1,667,799
MetLife, Inc.	41,832	2,899,794
Muenchener Rueckversicherungs-Gesellschaft AG	8,869	3,776,355
Ping An Insurance Group Co. of China, Ltd.	79,000	333,353
Progressive Corp.	9,766	1,740,789
RenaissanceRe Holdings, Ltd.	1,782	407,775
Sampo Oyj, Class A	43,530	1,824,445
Storebrand ASA	151,818	1,368,167
Sun Life Financial, Inc.	34,404	1,783,342
Tokio Marine Holdings, Inc.	83,800	2,219,887
Travelers Cos., Inc.	13,280	2,806,861
Zurich Insurance Group AG	4,526	2,302,715
		47,381,702
Internet — 5.2%
Airbnb, Inc., Class A†	785	113,150
Alibaba Group Holding, Ltd. ADR	5,355	386,470
Alphabet, Inc., Class A†	41,509	5,815,411
Alphabet, Inc., Class C†	120,587	17,099,237

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Amazon.com, Inc.†	143,669	$ 22,297,429
Booking Holdings, Inc.†	1,173	4,114,262
CyberAgent, Inc.	107,000	688,928
DoorDash, Inc., Class A†	4,719	491,720
Gen Digital, Inc.	14,958	351,214
LY Corp.	214,100	664,083
Meta Platforms, Inc., Class A†	39,958	15,589,214
NAVER Corp.	4,905	725,280
Netflix, Inc.†	8,514	4,802,833
Palo Alto Networks, Inc.†	714	241,696
Sea, Ltd. ADR†	8,485	323,618
Shopify, Inc., Class A†	14,971	1,198,728
Tencent Holdings, Ltd.	11,600	403,449
Uber Technologies, Inc.†	12,805	835,782
		76,142,504
Investment Companies — 0.0%
Yellow Cake PLC*†	4,033	35,435
Iron/Steel — 0.3%
ArcelorMittal SA	9,155	251,077
BlueScope Steel, Ltd.	2,936	45,122
Champion Iron, Ltd.	15,038	83,611
Cleveland-Cliffs, Inc.†	4,453	89,283
Commercial Metals Co.	1,444	75,406
Nippon Steel Corp.	13,800	332,719
Nucor Corp.	4,391	820,810
Reliance Steel & Aluminum Co.	1,500	428,130
SSAB AB, Class A	11,535	89,642
Steel Dynamics, Inc.	7,538	909,761
Vale SA ADR	32,242	441,393
voestalpine AG	2,571	75,907
		3,642,861
Leisure Time — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	40,730	724,994
Royal Caribbean Cruises, Ltd.†	3,230	411,825
		1,136,819
Lodging — 0.2%
H World Group, Ltd.	9,500	29,885
Hilton Worldwide Holdings, Inc.	6,893	1,316,287
InterContinental Hotels Group PLC	924	87,622
Kyoritsu Maintenance Co., Ltd.	1,100	45,410
Las Vegas Sands Corp.	6,715	328,498
Marriott International, Inc., Class A	1,168	280,005
Wynn Resorts, Ltd.	2,094	197,736
		2,285,443
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	1,144	343,555
Mitsubishi Electric Corp.	143,900	2,119,162
Sandvik AB	79,710	1,668,294
		4,131,011
Machinery-Diversified — 0.6%
Deere & Co.	2,529	995,364
Dover Corp.	2,552	382,238
Esab Corp.	816	70,168
IDEX Corp.	6,004	1,269,846
Ingersoll Rand, Inc.	4,685	374,144
KION Group AG	19,821	912,508
Omron Corp.	13,100	587,663
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Otis Worldwide Corp.	991	$ 87,644
Rockwell Automation, Inc.	462	117,015
SMC Corp.	1,200	667,802
THK Co., Ltd.	30,800	593,571
Westinghouse Air Brake Technologies Corp.	17,044	2,242,479
		8,300,442
Media — 0.1%
Comcast Corp., Class A	24,636	1,146,560
Walt Disney Co.	6,388	613,567
		1,760,127
Metal Fabricate/Hardware — 0.0%
Tenaris SA ADR	3,103	98,706
Mining — 1.7%
Adriatic Metals PLC†	37,420	86,178
Agnico Eagle Mines, Ltd. (NYSE)	4,436	218,074
Agnico Eagle Mines, Ltd. (TSX)	3,530	173,500
Alamos Gold, Inc.	7,060	85,497
Alamos Gold, Inc., Class A	15,311	185,402
Alcoa Corp.	1,998	59,440
Alrosa PJSC†(1)(2)	121,860	0
Aluminum Corp. of China, Ltd.	56,000	27,216
Amman Mineral Internasional PT†	90,200	42,946
Anglo American Platinum, Ltd.	4,119	173,622
Anglo American PLC	13,977	331,753
Antofagasta PLC	69,252	1,506,142
Aya Gold & Silver, Inc.†	5,120	39,263
B2Gold Corp.	21,310	59,668
Barrick Gold Corp.	12,161	189,712
Bellevue Gold, Ltd.†	76,427	66,080
BHP Group, Ltd. (ASX)	99,788	3,062,325
BHP Group, Ltd. (LSE)	51,508	1,585,879
Boliden AB	8,551	225,429
Cameco Corp.	5,276	251,929
Capricorn Metals, Ltd.†	41,570	124,195
Centamin PLC	58,916	71,986
Central Asia Metals PLC	2,566	5,383
China Hongqiao Group, Ltd.	28,500	20,850
Endeavour Mining PLC	7,448	129,022
ERO Copper Corp.†	16,361	256,164
Filo Corp.†	4,919	75,626
First Quantum Minerals, Ltd.	9,370	85,027
Foran Mining Corp.†	10,401	30,059
Foran Mining Corp.(TSX)	15,026	45,711
Franco-Nevada Corp. (NYSE)	7,005	758,291
Franco-Nevada Corp. (TSX)	6,537	707,257
Freeport-McMoRan, Inc.	78,499	3,115,625
G Mining Ventures Corp.†	54,773	79,851
Glencore PLC	128,226	682,290
Gold Fields, Ltd.	4,978	73,918
Grupo Mexico SAB de CV, Class B	31,326	161,476
Hindalco Industries, Ltd.	6,092	42,205
IGO, Ltd.	132,399	643,577
Impala Platinum Holdings, Ltd.	29,865	115,355
Industrias Penoles SAB de CV†	6,248	82,059
Ivanhoe Electric, Inc.†	16,368	136,836
Ivanhoe Mines, Ltd.†	49,943	524,152
K92 Mining, Inc.†	23,781	113,912
Karora Resources, Inc.†	45,973	143,276
Kinross Gold Corp.	9,639	53,111
Korea Zinc Co., Ltd.	188	66,349
Lundin Gold, Inc.	7,412	87,437

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
MMC Norilsk Nickel PJSC Series E†(1)(2)	470	$ 0
MP Materials Corp.†	550	8,695
NAC Kazatomprom JSC GDR	3,192	128,880
Newmont Corp.(ASX)	5,605	192,613
Newmont Corp.(NYSE)	8,479	292,610
NGEx Minerals, Ltd.†	11,468	70,457
Norsk Hydro ASA	39,132	227,292
Northam Platinum Holdings, Ltd.	23,289	156,802
Northern Star Resources, Ltd.	49,250	421,038
Osisko Gold Royalties, Ltd.	8,492	123,737
Osisko Mining, Inc.†	59,441	106,993
Pilbara Minerals, Ltd.	434,571	989,650
Polyus PJSC Series E†(1)(2)	428	0
Red 5, Ltd.†	275,164	56,589
Rio Tinto PLC	9,823	684,927
Rio Tinto, Ltd.	1,631	141,527
Royal Gold, Inc.	1,309	149,737
Sibanye Stillwater, Ltd.	84,581	102,235
Skeena Resources, Ltd.†	14,571	66,219
Snowline Gold Corp.	11,999	51,586
South32, Ltd.	358,583	789,513
Southern Copper Corp.	7,732	634,797
Wesdome Gold Mines, Ltd.†	42,001	247,735
Wheaton Precious Metals Corp. (NYSE)	17,713	830,208
Wheaton Precious Metals Corp. (TSX)	12,686	594,552
Zijin Mining Group Co., Ltd.	50,000	73,678
		23,943,125
Miscellaneous Manufacturing — 0.9%
3M Co.	1,558	146,997
General Electric Co.	39,671	5,253,234
Largan Precision Co., Ltd.	6,000	472,305
Siemens AG	40,844	7,359,990
Teledyne Technologies, Inc.†	779	325,988
		13,558,514
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	696	166,727
Oil & Gas — 2.4%
BP PLC ADR	10,561	370,691
Canadian Natural Resources, Ltd.	5,671	362,924
Chesapeake Energy Corp.	1,954	150,673
Chevron Corp.	15,359	2,264,377
ConocoPhillips	42,127	4,712,748
DCC PLC	15,928	1,156,586
Diamondback Energy, Inc.	7,343	1,128,913
EOG Resources, Inc.	7,389	840,794
EQT Corp.	65,174	2,307,160
Equinor ASA	105,719	3,031,493
Exxon Mobil Corp.	49,540	5,093,207
Galp Energia SGPS SA	8,683	136,176
Hess Corp.	4,767	669,907
Kosmos Energy, Ltd.†	21,179	128,345
Marathon Petroleum Corp.	5,535	916,596
Noble Corp. PLC	2,816	124,270
OMV AG	2,860	127,213
Phillips 66	5,110	737,424
Pioneer Natural Resources Co.	4,070	935,408
Range Resources Corp.	71,441	2,074,647
Seadrill, Ltd.†	2,218	95,862
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Shell PLC	16,183	$ 502,433
Shell PLC ADR	34,411	2,164,796
Southwestern Energy Co.†	24,953	160,947
Suncor Energy, Inc. (NYSE)	3,443	114,032
Suncor Energy, Inc. (TSX)	9,052	299,747
TotalEnergies SE	65,196	4,246,088
Valero Energy Corp.	3,240	450,036
		35,303,493
Oil & Gas Services — 0.5%
Baker Hughes Co.	5,806	165,471
Expro Group Holdings NV†	4,129	72,671
Halliburton Co.	99,735	3,555,553
NOV, Inc.	9,561	186,535
Schlumberger NV	76,210	3,711,427
TechnipFMC PLC	10,095	195,237
		7,886,894
Packaging & Containers — 0.2%
Amcor PLC	44,631	424,965
Ball Corp.	6,234	345,675
Packaging Corp. of America	1,457	241,687
Stora Enso Oyj, Class R	88,439	1,120,578
Westrock Co.	3,454	139,058
		2,271,963
Pharmaceuticals — 3.7%
AbbVie, Inc.	8,080	1,328,352
Astellas Pharma, Inc.	168,200	1,967,482
AstraZeneca PLC ADR	90,640	6,040,250
Bayer AG	31,576	982,946
Becton Dickinson & Co.	1,746	416,962
Bristol-Myers Squibb Co.	6,813	332,951
Cardinal Health, Inc.	587	64,095
Cencora, Inc.	16,374	3,809,902
Cigna Group	6,883	2,071,439
CVS Health Corp.	2,082	154,838
Dexcom, Inc.†	2,406	291,968
Eli Lilly & Co.	14,335	9,254,819
GSK PLC ADR	31,465	1,240,980
Johnson & Johnson	25,449	4,043,846
McKesson Corp.	1,234	616,864
Merck & Co., Inc.	32,526	3,928,490
Novartis AG	34,344	3,556,974
Novo Nordisk A/S ADR	1,798	206,303
Novo Nordisk A/S, Class B	30,863	3,524,871
Otsuka Holdings Co., Ltd.	15,900	625,749
Pfizer, Inc.	9,547	258,533
Roche Holding AG	11,688	3,339,468
Sanofi SA	35,472	3,561,800
Viatris, Inc.	33,348	392,506
Zoetis, Inc.	9,164	1,721,091
		53,733,479
Pipelines — 0.2%
Enbridge, Inc.	10,608	376,584
Equitrans Midstream Corp.	6,239	63,576
Kinder Morgan, Inc.	50,320	851,414
Targa Resources Corp.	1,990	169,070
Williams Cos., Inc.	33,261	1,152,826
		2,613,470
Private Equity — 0.2%
Bridgepoint Group PLC*	184,391	620,106

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity (continued)
Brookfield Corp.	34,548	$ 1,371,179
KKR & Co., Inc.	1,813	156,969
		2,148,254
Real Estate — 0.3%
CBRE Group, Inc., Class A†	2,589	223,457
Emerald Resources NL†	132,408	288,134
Kerry Properties, Ltd.	28,500	45,026
LEG Immobilien SE†	2,747	229,397
Mitsui Fudosan Co., Ltd.	96,800	2,427,781
Shurgard Self Storage, Ltd.	3,895	179,928
StorageVault Canada, Inc.	21,775	86,974
Sun Hung Kai Properties, Ltd.	20,500	189,696
Tokyo Tatemono Co., Ltd.	6,200	95,598
Wharf Real Estate Investment Co., Ltd.	39,000	114,220
		3,880,211
REITS — 2.1%
Acadia Realty Trust	19,785	337,532
Alexandria Real Estate Equities, Inc.	1,675	202,508
American Homes 4 Rent, Class A	19,468	682,353
American Tower Corp.	8,546	1,672,025
Apple Hospitality REIT, Inc.	16,415	263,625
AvalonBay Communities, Inc.	5,179	927,093
Big Yellow Group PLC	7,163	103,625
Boardwalk Real Estate Investment Trust	2,075	107,728
Camden Property Trust	3,250	304,980
Canadian Apartment Properties REIT	2,528	87,755
CapitaLand Integrated Commercial Trust	131,600	196,083
Comforia Residential REIT, Inc.	37	77,744
Crown Castle, Inc.	2,437	263,805
CubeSmart	11,864	512,762
Derwent London PLC	5,823	156,941
Douglas Emmett, Inc.	8,844	119,836
EastGroup Properties, Inc.	1,907	338,359
Equinix, Inc.	2,521	2,091,850
Equity LifeStyle Properties, Inc.	24,390	1,650,959
Equity Residential	10,805	650,353
Essex Property Trust, Inc.	3,969	925,849
Extra Space Storage, Inc.	2,319	334,956
Federal Realty Investment Trust	477	48,525
Gaming & Leisure Properties, Inc.	5,355	244,456
Gecina SA	1,342	148,442
Goodman Group	14,634	242,398
Granite Real Estate Investment Trust	1,274	68,635
Great Portland Estates PLC	94,745	496,559
Healthcare Realty Trust, Inc.	11,277	181,672
Hoshino Resorts REIT, Inc.	10	34,942
Host Hotels & Resorts, Inc.	8,413	161,698
Industrial & Infrastructure Fund Investment Corp.	63	57,135
Invincible Investment Corp.	421	172,956
Kilroy Realty Corp.	6,221	222,463
Kimco Realty Corp.	10,735	216,847
Mapletree Industrial Trust	59,200	107,708
Mitsui Fudosan Logistics Park, Inc.	49	147,217
Nexus Select Trust	40,254	61,239
Pebblebrook Hotel Trust	6,826	103,892
Prologis, Inc.	27,147	3,439,253
Public Storage	9,989	2,828,785
Rayonier, Inc.	4,716	142,895
Regency Centers Corp.	11,832	741,511
Rexford Industrial Realty, Inc.	17,707	931,211
Security Description	Shares or Principal Amount	Value

REITS (continued)
SBA Communications Corp.	1,709	$ 382,577
Scentre Group	816,548	1,620,805
Segro PLC	18,031	198,948
Simon Property Group, Inc.	8,174	1,132,998
SL Green Realty Corp.	1,343	60,368
Sun Communities, Inc.	2,638	330,673
Terreno Realty Corp.	8,199	489,726
Tokyu REIT, Inc.	47	54,874
UNITE Group PLC	7,505	95,717
Ventas, Inc.	11,186	518,919
Warehouses De Pauw	3,943	115,016
Welltower, Inc.	14,045	1,215,033
Weyerhaeuser Co.	51,903	1,700,861
		30,725,675
Retail — 2.1%
AutoZone, Inc.†	714	1,972,161
Bath & Body Works, Inc.	1,925	82,120
Burlington Stores, Inc.†	856	163,624
Carvana Co.†	9,632	414,754
Chipotle Mexican Grill, Inc.†	1,023	2,464,172
Cie Financiere Richemont SA, Class A	5,809	867,285
Costco Wholesale Corp.	2,183	1,516,923
Dollar General Corp.	10,193	1,346,190
Dollar Tree, Inc.†	379	49,505
Home Depot, Inc.	10,888	3,843,028
Kingfisher PLC	559,046	1,554,141
Lowe's Cos., Inc.	1,597	339,905
Lululemon Athletica, Inc.†	2,430	1,102,783
McDonald's Corp.	7,440	2,177,837
Moncler SpA	22,241	1,369,359
Next PLC	14,909	1,593,758
O'Reilly Automotive, Inc.†	462	472,649
Ross Stores, Inc.	11,537	1,618,410
Starbucks Corp.	3,734	347,374
Target Corp.	2,609	362,860
TJX Cos., Inc.	13,117	1,244,934
Tractor Supply Co.	3,180	714,228
Ulta Beauty, Inc.†	2,400	1,204,920
Walmart, Inc.	23,776	3,928,984
Welcia Holdings Co., Ltd.	20,400	344,624
		31,096,528
Semiconductors — 5.2%
Advanced Micro Devices, Inc.†	18,437	3,091,701
Analog Devices, Inc.	6,262	1,204,558
Applied Materials, Inc.	7,841	1,288,276
ASML Holding NV (NASDAQ)	3,547	3,085,252
ASML Holding NV (XAMS)	5,853	5,016,300
Broadcom, Inc.	5,538	6,534,840
Entegris, Inc.	4,351	512,113
Hamamatsu Photonics KK	21,800	861,698
Intel Corp.	32,587	1,403,848
KLA Corp.	1,341	796,608
Lam Research Corp.	4,133	3,410,428
Lattice Semiconductor Corp.†	1,469	89,403
Marvell Technology, Inc.	5,872	397,534
Micron Technology, Inc.	22,636	1,941,037
Monolithic Power Systems, Inc.	2,055	1,238,590
NVIDIA Corp.	36,281	22,322,611
NXP Semiconductors NV	21,200	4,464,084
QUALCOMM, Inc.	22,588	3,354,544
Renesas Electronics Corp.†	56,300	927,108

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Samsung Electronics Co., Ltd.	48,825	$ 2,647,522
Taiwan Semiconductor Manufacturing Co., Ltd.	238,000	4,767,858
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,699	643,759
Texas Instruments, Inc.	18,334	2,935,640
Tokyo Electron, Ltd.	10,200	1,891,058
		74,826,370
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	553	143,183
Software — 5.3%
Adobe, Inc.†	3,595	2,220,919
Atlassian Corp., Class A†	2,830	706,849
Autodesk, Inc.†	3,219	817,014
BILL Holdings, Inc.†	4,935	385,177
Broadridge Financial Solutions, Inc.	1,335	272,607
Cadence Design Systems, Inc.†	746	215,191
Confluent, Inc., Class A†	9,293	207,791
Datadog, Inc., Class A†	3,031	377,178
Descartes Systems Group, Inc.†	2,005	175,618
DocuSign, Inc.†	5,961	363,144
Electronic Arts, Inc.	605	83,236
Fair Isaac Corp.†	128	153,450
Fiserv, Inc.†	40,303	5,717,787
Intuit, Inc.	4,533	2,861,819
Microsoft Corp.	107,394	42,697,706
MongoDB, Inc.†	2,504	1,002,902
MSCI, Inc.	867	519,004
Roper Technologies, Inc.	3,418	1,835,466
Salesforce, Inc.†	11,158	3,136,402
Samsara, Inc., Class A†	3,264	102,490
SAP SE	18,217	3,170,301
ServiceNow, Inc.†	6,420	4,913,868
Snowflake, Inc., Class A†	2,004	392,063
Synopsys, Inc.†	6,161	3,285,969
Veeva Systems, Inc., Class A†	2,018	418,553
Workday, Inc., Class A†	732	213,063
		76,245,567
Telecommunications — 0.9%
Arista Networks, Inc.†	1,272	329,041
Cisco Systems, Inc.	11,366	570,346
KT Corp.†	36,984	976,001
Nippon Telegraph & Telephone Corp.	2,856,600	3,606,463
Telefonaktiebolaget LM Ericsson, Class B	252,447	1,395,296
T-Mobile US, Inc.	34,528	5,566,949
Verizon Communications, Inc.	6,830	289,250
Vodafone Group PLC ADR	98,038	843,127
		13,576,473
Transportation — 0.7%
Canadian National Railway Co.	2,737	339,497
Canadian Pacific Kansas City, Ltd.	1,629	131,086
Central Japan Railway Co.	30,800	769,725
CSX Corp.	97,994	3,498,386
FedEx Corp.	1,526	368,209
JB Hunt Transport Services, Inc.	700	140,686
Norfolk Southern Corp.	7,101	1,670,439
Old Dominion Freight Line, Inc.	3,225	1,261,039
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Saia, Inc.†	739	$ 332,979
Union Pacific Corp.	9,155	2,233,179
		10,745,225
Total Common Stocks (cost $711,012,090)		863,356,879
PREFERRED STOCKS — 0.0%
Diversified Financial Services — 0.0%
Ladenburg Thalmann Financial Services, Inc. 6.50% (cost $397,838)	22,999	438,131
CONVERTIBLE PREFERRED STOCKS — 0.0%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	1	5
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	49,462
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	8	8,533
Mining — 0.0%
Lilac Solutions, Inc. Series B†(1)(2)	4,155	56,045
Software — 0.0%
Databricks, Inc. Series G†(1)(2)	1,206	88,641
Databricks, Inc. Series H†(1)(2)	2,613	192,056
KoBold Metals Co. Series B-1†(1)(2)	3,900	166,847
		447,544
Total Convertible Preferred Stocks (cost $536,172)		561,589
CORPORATE BONDS & NOTES — 11.0%
Advertising — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	$ 40,000	39,042
3.65%, 11/01/2024	75,000	73,951
Outfront Media Capital LLC / Outfront Media Capital Corp.
7.38%, 02/15/2031*	765,000	801,391
WPP Finance 2010
3.75%, 09/19/2024	100,000	98,727
		1,013,111
Aerospace/Defense — 0.1%
Bombardier, Inc.
7.88%, 04/15/2027*	695,000	694,111
Lockheed Martin Corp.
3.55%, 01/15/2026	200,000	196,452
4.50%, 05/15/2036	200,000	195,409
RTX Corp.
3.20%, 03/15/2024	665,000	662,623
		1,748,595
Agriculture — 0.0%
Altria Group, Inc.
2.35%, 05/06/2025	140,000	135,301

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Airlines — 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	$ 550,897	$ 486,817
4.95%, 08/15/2026	227,375	222,519
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	840,000	824,905
United Airlines Pass-Through Trust
3.10%, 04/07/2030	268,262	235,519
4.15%, 02/25/2033	287,148	268,907
US Airways Pass Through Trust
3.95%, 05/15/2027	121,720	117,897
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/2030*	782,000	566,012
		2,722,576
Auto Manufacturers — 0.4%
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	650,000	628,288
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	290,000	258,652
5.11%, 05/03/2029	330,000	320,618
7.12%, 11/07/2033	200,000	214,334
General Motors Co.
4.00%, 04/01/2025	550,000	543,309
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,049,960
Jaguar Land Rover Automotive PLC
5.50%, 07/15/2029*	645,000	618,245
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	475,000	475,495
PACCAR Financial Corp.
5.20%, 11/09/2026	880,000	896,429
Toyota Motor Credit Corp.
4.80%, 01/05/2026	890,000	893,826
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	455,000	444,054
		6,343,210
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	580,000	565,671
Clarios Global LP/Clarios US Finance Co.
8.50%, 05/15/2027*	620,000	618,301
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	455,494	413,460
		1,597,432
Banks — 1.5%
ABN AMRO Bank NV
4.75%, 07/28/2025*	500,000	491,879
Banco Santander Chile
2.70%, 01/10/2025*	409,000	398,580
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025*	355,000	353,376
Banco Santander SA
3.49%, 05/28/2030	200,000	181,083
Bank of America Corp.
2.30%, 07/21/2032	665,000	545,955
2.59%, 04/29/2031	405,000	350,711
2.68%, 06/19/2041	960,000	692,870
3.37%, 01/23/2026	800,000	783,488
3.50%, 04/19/2026	150,000	146,273
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.45%, 03/03/2026	$ 350,000	$ 346,829
Bank of New York Mellon Corp.
6.47%, 10/25/2034	590,000	651,884
Barclays PLC
2.85%, 05/07/2026	830,000	803,451
BBVA Bancomer SA
4.38%, 04/10/2024*	600,000	596,957
BNP Paribas SA
2.22%, 06/09/2026*	435,000	416,805
BPCE SA
4.50%, 03/15/2025*	300,000	295,271
4.88%, 04/01/2026*	400,000	393,285
Citigroup, Inc.
3.89%, 01/10/2028	505,000	490,406
4.60%, 03/09/2026	175,000	173,618
6.17%, 05/25/2034	205,000	212,637
Danske Bank A/S
3.24%, 12/20/2025*	476,000	465,481
Fifth Third Bancorp
6.34%, 07/27/2029	145,000	150,961
Goldman Sachs Group, Inc.
2.65%, 10/21/2032	745,000	623,225
2.91%, 07/21/2042	505,000	373,423
3.75%, 05/22/2025	125,000	122,883
3.80%, 03/15/2030	705,000	663,512
HSBC Holdings PLC
4.38%, 11/23/2026	500,000	489,920
ING Groep NV
3.55%, 04/09/2024	1,050,000	1,046,159
JPMorgan Chase & Co.
2.96%, 05/13/2031	355,000	313,322
3.20%, 06/15/2026	200,000	193,418
3.78%, 02/01/2028	445,000	430,825
3.90%, 01/23/2049	525,000	434,279
4.25%, 10/01/2027	25,000	24,685
Lloyds Banking Group PLC
5.46%, 01/05/2028	310,000	311,819
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	800,000	775,457
Morgan Stanley
3.13%, 07/27/2026	550,000	527,795
3.22%, 04/22/2042	970,000	753,241
4.30%, 01/27/2045	25,000	22,337
National Securities Clearing Corp.
1.50%, 04/23/2025*	1,200,000	1,153,514
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	489,116
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	445,399
Standard Chartered PLC
2.61%, 01/12/2028*	545,000	502,207
State Street Corp.
5.16%, 05/18/2034	585,000	589,278
UBS Group AG
1.36%, 01/30/2027*	340,000	313,246
2.59%, 09/11/2025*	660,000	647,800
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	309,100
3.07%, 04/30/2041	720,000	546,106
5.56%, 07/25/2034	450,000	459,424
6.30%, 10/23/2029	560,000	590,211
		22,093,501

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	$ 650,000	$ 687,886
Diageo Capital PLC
1.38%, 09/29/2025	265,000	251,202
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	140,000	132,577
Triton Water Holdings, Inc.
6.25%, 04/01/2029*	960,000	827,720
		1,899,385
Biotechnology — 0.1%
Biogen, Inc.
2.25%, 05/01/2030	1,045,000	890,776
Building Materials — 0.1%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	600,000	615,100
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	11,000	10,942
Mohawk Industries, Inc.
5.85%, 09/18/2028	430,000	445,648
Vulcan Materials Co.
4.50%, 06/15/2047	130,000	116,109
		1,187,799
Chemicals — 0.1%
Air Products & Chemicals, Inc.
1.50%, 10/15/2025	50,000	47,496
Ecolab, Inc.
2.75%, 08/18/2055	830,000	546,950
Element Solutions, Inc.
3.88%, 09/01/2028*	760,000	694,298
LYB International Finance II BV
3.50%, 03/02/2027	400,000	385,688
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	107,656
		1,782,088
Commercial Services — 0.4%
Deluxe Corp.
8.00%, 06/01/2029*	775,000	697,771
Experian Finance PLC
2.75%, 03/08/2030*	850,000	749,235
George Washington University
3.55%, 09/15/2046	45,000	35,561
Northwestern University
2.64%, 12/01/2050	450,000	307,761
PayPal Holdings, Inc.
2.40%, 10/01/2024	850,000	833,492
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029*	765,000	369,113
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	437,283
Sabre GLBL, Inc.
11.25%, 12/15/2027*	915,000	916,144
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	391,441
3.38%, 03/22/2027*	90,000	85,663
Williams Scotsman, Inc.
7.38%, 10/01/2031*	405,000	424,218
		5,247,682
Security Description	Shares or Principal Amount	Value

Computers — 0.1%
Apple, Inc.
3.25%, 02/23/2026	$ 265,000	$ 258,834
4.85%, 05/10/2053	350,000	353,473
Seagate HDD Cayman
8.25%, 12/15/2029*	320,000	344,538
8.50%, 07/15/2031*	275,000	298,750
		1,255,595
Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	680,000	648,176
6.63%, 07/15/2030*	189,000	192,510
		840,686
Distribution/Wholesale — 0.0%
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	295,000	300,921
7.75%, 03/15/2031*	245,000	258,186
		559,107
Diversified Financial Services — 0.7%
Advisor Group Holdings, Inc.
10.75%, 08/01/2027*	770,000	788,580
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.75%, 06/06/2028	590,000	602,111
6.15%, 09/30/2030	150,000	156,478
6.50%, 07/15/2025	160,000	162,251
American Express Co.
6.49%, 10/30/2031	875,000	947,949
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	272,642
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	596,000	643,693
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	165,000	163,475
5.75%, 03/01/2029*	775,000	773,513
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	779,546
Credit Acceptance Corp.
9.25%, 12/15/2028*	660,000	693,005
Discover Financial Services
3.75%, 03/04/2025	600,000	587,891
OneMain Finance Corp.
7.88%, 03/15/2030	630,000	640,017
PennyMac Financial Services, Inc.
7.88%, 12/15/2029*	641,000	660,199
PRA Group, Inc.
5.00%, 10/01/2029*	662,000	534,041
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
4.00%, 10/15/2033*	830,000	704,512
Synchrony Financial
4.25%, 08/15/2024	960,000	951,266
Visa, Inc.
4.15%, 12/14/2035	90,000	86,841
		10,148,010
Electric — 0.5%
AEP Texas, Inc.
3.45%, 01/15/2050	460,000	328,145
Ameren Corp.
5.70%, 12/01/2026	555,000	567,289

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Clearway Energy Operating LLC
3.75%, 02/15/2031*	$ 444,000	$ 384,873
CMS Energy Corp.
3.00%, 05/15/2026	195,000	186,730
Duke Energy Corp.
2.65%, 09/01/2026	45,000	42,787
3.75%, 09/01/2046	40,000	30,853
4.85%, 01/05/2027	815,000	818,887
Duke Energy Progress LLC
3.70%, 10/15/2046	225,000	175,635
Eversource Energy
3.30%, 01/15/2028	170,000	159,869
Exelon Corp.
3.40%, 04/15/2026	245,000	237,664
FirstEnergy Corp.
7.38%, 11/15/2031	410,000	484,169
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	550,000	542,426
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	575,727
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	210,000	212,121
NRG Energy, Inc.
10.25%, 03/15/2028*(3)	609,000	641,837
Ohio Power Co.
6.60%, 03/01/2033	255,000	279,357
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	402,633
Southern Co.
5.70%, 03/15/2034	310,000	324,166
Talen Energy Supply LLC
8.63%, 06/01/2030*	640,000	679,245
Vistra Corp.
8.00%, 10/15/2026*(3)	633,000	631,194
		7,705,607
Electronics — 0.0%
Amphenol Corp.
2.20%, 09/15/2031	265,000	220,769
4.75%, 03/30/2026	75,000	75,148
		295,917
Entertainment — 0.1%
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	609,000	621,180
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	945,000	837,656
		1,458,836
Environmental Control — 0.0%
Republic Services, Inc.
3.38%, 11/15/2027	270,000	259,560
Food — 0.1%
Sigma Holdco BV
7.88%, 05/15/2026*	1,015,000	957,086
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	184,765
International Paper Co.
4.80%, 06/15/2044	123,000	112,455
		297,220
Security Description	Shares or Principal Amount	Value

Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	$ 240,000	$ 233,417
NiSource, Inc.
3.49%, 05/15/2027	620,000	597,302
3.95%, 03/30/2048	425,000	338,066
		1,168,785
Healthcare-Products — 0.2%
Abbott Laboratories
4.75%, 11/30/2036	395,000	399,801
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	962,436
Medtronic, Inc.
4.63%, 03/15/2045	22,000	21,080
Revvity, Inc.
1.90%, 09/15/2028	595,000	517,848
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	420,000	314,633
		2,215,798
Healthcare-Services — 0.6%
Banner Health
1.90%, 01/01/2031	215,000	178,290
Baylor Scott & White Holdings
3.97%, 11/15/2046	100,000	84,667
Centra Health, Inc.
4.70%, 01/01/2048	900,000	791,707
CHS/Community Health Systems, Inc.
8.00%, 03/15/2026 to 12/15/2027*	630,000	620,699
CommonSpirit Health
2.76%, 10/01/2024	295,000	289,522
2.78%, 10/01/2030	240,000	210,682
HCA, Inc.
4.13%, 06/15/2029	575,000	549,114
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028*	590,000	615,116
Humana, Inc.
2.15%, 02/03/2032	350,000	283,415
5.95%, 03/15/2034	345,000	363,893
IQVIA, Inc.
6.25%, 02/01/2029*	220,000	228,958
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	236,987
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	407,056
Pediatrix Medical Group, Inc.
5.38%, 02/15/2030*	605,000	542,407
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	1,038,232
Stanford Health Care
3.80%, 11/15/2048	420,000	342,897
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	611,568
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	614,099
		8,009,309
Home Builders — 0.0%
LGI Homes, Inc.
8.75%, 12/15/2028*	630,000	665,093
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
3.88%, 10/15/2031*	429,000	362,012

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 0.5%
Aflac, Inc.
4.00%, 10/15/2046	$ 540,000	$ 445,297
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%, 01/15/2031*	635,000	641,731
Aon Global, Ltd.
3.88%, 12/15/2025	35,000	34,342
4.75%, 05/15/2045	350,000	319,716
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	380,000	360,330
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	75,000	69,413
CNO Global Funding
2.65%, 01/06/2029*	1,270,000	1,100,594
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	245,000	231,899
Jackson National Life Global Funding
1.75%, 01/12/2025*	1,055,000	1,019,242
Liberty Mutual Group, Inc.
4.85%, 08/01/2044*	510,000	453,908
Principal Financial Group, Inc.
3.40%, 05/15/2025	375,000	367,002
3.70%, 05/15/2029	320,000	301,915
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	857,532
Willis North America, Inc.
3.60%, 05/15/2024	395,000	392,471
4.50%, 09/15/2028	430,000	420,349
		7,015,741
Internet — 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	245,000	241,650
3.88%, 08/22/2037	385,000	354,683
ION Trading Technologies SARL
5.75%, 05/15/2028*	650,000	595,562
Weibo Corp.
3.50%, 07/05/2024	430,000	425,790
		1,617,685
Iron/Steel — 0.1%
Nucor Corp.
2.70%, 06/01/2030	310,000	280,198
3.95%, 05/01/2028	595,000	583,578
		863,776
Leisure Time — 0.2%
Carnival Corp.
5.75%, 03/01/2027*	520,000	512,305
6.00%, 05/01/2029*	875,000	847,505
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	585,000	639,967
Life Time, Inc.
5.75%, 01/15/2026*	504,000	498,266
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*	740,000	625,944
		3,123,987
Lodging — 0.1%
Marriott International, Inc.
4.65%, 12/01/2028	860,000	856,269
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.1%
GrafTech Finance, Inc.
4.63%, 12/15/2028*	$ 325,000	$ 215,192
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028*	338,000	252,591
John Deere Capital Corp.
4.50%, 01/08/2027	805,000	806,259
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	405,000	389,125
		1,663,167
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 05/01/2032	835,000	696,607
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/2024	1,225,000	1,225,000
6.15%, 11/10/2026	545,000	556,710
Cox Communications, Inc.
2.95%, 10/01/2050*	920,000	583,899
DISH Network Corp.
11.75%, 11/15/2027*	595,000	621,005
Thomson Reuters Corp.
3.35%, 05/15/2026	30,000	28,993
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	479,071
		4,191,285
Mining — 0.1%
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	178,206
ERO Copper Corp.
6.50%, 02/15/2030*	725,000	661,562
First Quantum Minerals, Ltd.
6.88%, 10/15/2027*	645,000	584,041
Novelis Corp.
3.88%, 08/15/2031*	570,000	494,382
		1,918,191
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	870,000	625,216
Oil & Gas — 0.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/2029*	355,000	334,389
8.25%, 12/31/2028*	495,000	506,326
Chevron Corp.
2.00%, 05/11/2027	390,000	362,350
Civitas Resources, Inc.
8.75%, 07/01/2031*	645,000	685,702
Comstock Resources, Inc.
6.75%, 03/01/2029*	695,000	638,183
Coterra Energy, Inc.
4.38%, 03/15/2029	965,000	942,360
CVR Energy, Inc.
8.50%, 01/15/2029*	715,000	715,894
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	715,000	709,637
Hess Corp.
4.30%, 04/01/2027	185,000	182,782
PBF Holding Co. LLC / PBF Finance Corp.
7.88%, 09/15/2030*	665,000	688,820

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Permian Resources Operating LLC
7.00%, 01/15/2032*	$ 630,000	$ 650,414
Pioneer Natural Resources Co.
1.13%, 01/15/2026	235,000	219,268
5.10%, 03/29/2026	155,000	156,071
Shell International Finance BV
3.25%, 05/11/2025	250,000	245,675
4.38%, 05/11/2045	40,000	36,452
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/2029 to 04/30/2030	655,000	608,033
Woodside Finance, Ltd.
3.70%, 09/15/2026 to 03/15/2028*	571,000	538,709
4.50%, 03/04/2029*	475,000	457,170
		8,678,235
Oil & Gas Services — 0.1%
Kodiak Gas Services LLC
7.25%, 02/15/2029*	325,000	328,887
Weatherford International, Ltd.
8.63%, 04/30/2030*	606,000	619,190
		948,077
Packaging & Containers — 0.1%
ARD Finance SA
6.50%, 06/30/2027*(4)	810,000	391,384
Sealed Air Corp./Sealed Air Corp. US
7.25%, 02/15/2031*	609,000	636,673
Trivium Packaging Finance BV
8.50%, 08/15/2027*	670,000	653,785
		1,681,842
Pharmaceuticals — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	570,000	546,297
3.20%, 05/14/2026	100,000	97,046
4.50%, 05/14/2035	50,000	48,797
4.70%, 05/14/2045	540,000	511,903
Becton Dickinson & Co.
2.82%, 05/20/2030	465,000	415,524
3.70%, 06/06/2027	414,000	400,516
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	300,000	256,397
Cardinal Health, Inc.
3.41%, 06/15/2027	475,000	454,619
3.75%, 09/15/2025	305,000	298,493
CVS Health Corp.
1.88%, 02/28/2031	280,000	229,663
5.05%, 03/25/2048	565,000	518,002
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	815,000	636,719
Perrigo Finance Unlimited Co.
4.65%, 06/15/2030	815,000	746,536
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	415,000	355,798
		5,516,310
Pipelines — 0.5%
Boardwalk Pipelines LP
4.45%, 07/15/2027	85,000	83,314
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	162,782
3.70%, 01/15/2039*	155,000	132,237
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Enbridge, Inc.
4.25%, 12/01/2026	$ 115,000	$ 113,581
Energy Transfer LP
3.75%, 05/15/2030	235,000	217,290
5.25%, 04/15/2029	385,000	389,033
8.00%, 05/15/2054	702,000	726,444
Enterprise Products Operating LLC
4.60%, 01/11/2027	865,000	867,475
EQM Midstream Partners LP
4.50%, 01/15/2029*	340,000	319,868
4.75%, 01/15/2031*	350,000	326,275
Harvest Midstream I LP
7.50%, 09/01/2028*	360,000	363,638
Hess Midstream Operations LP
4.25%, 02/15/2030*	220,000	202,367
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	665,000	662,174
Kinetik Holdings LP
6.63%, 12/15/2028*	790,000	800,819
Magellan Midstream Partners LP
4.25%, 09/15/2046	45,000	36,364
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	635,000	646,306
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	597,243
4.50%, 05/15/2030	185,000	180,591
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	178,360
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.38%, 02/15/2029*	570,000	568,583
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	15,000	14,975
Williams Cos., Inc.
5.10%, 09/15/2045	405,000	385,489
		7,975,208
REITS — 0.6%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	1,035,000	1,013,538
3.95%, 01/15/2027 to 01/15/2028	395,000	381,083
American Tower Corp.
1.45%, 09/15/2026	910,000	831,767
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	269,020
4.13%, 06/15/2026	115,000	111,875
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	750,000	664,028
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	297,479
3.70%, 06/15/2026	150,000	145,291
4.45%, 02/15/2026	350,000	345,481
4.75%, 05/15/2047	145,000	125,842
Essex Portfolio LP
2.65%, 03/15/2032	220,000	183,964
3.38%, 04/15/2026	635,000	613,329
Healthpeak OP LLC
2.13%, 12/01/2028	200,000	176,356
Kilroy Realty LP
3.45%, 12/15/2024	350,000	343,381
4.38%, 10/01/2025	15,000	14,650

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Kimco Realty Corp.
3.30%, 02/01/2025	$ 265,000	$ 259,656
Public Storage Operating Co.
1.95%, 11/09/2028	360,000	321,270
Realty Income Corp.
3.10%, 12/15/2029	540,000	494,508
3.95%, 08/15/2027	345,000	335,795
Regency Centers LP
3.60%, 02/01/2027	140,000	134,795
SBA Tower Trust
2.84%, 01/15/2050*	345,000	334,027
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	854,343
Ventas Realty LP
3.25%, 10/15/2026	270,000	256,299
		8,507,777
Retail — 0.5%
AutoZone, Inc.
3.13%, 04/21/2026	50,000	48,250
5.05%, 07/15/2026	1,050,000	1,054,865
Bath & Body Works, Inc.
5.25%, 02/01/2028	535,000	523,641
Carvana Co.
12.00%, 12/01/2028*(4)	77,000	68,404
13.00%, 06/01/2030*(4)	115,000	102,062
14.00%, 06/01/2031*(4)	137,000	122,144
eG Global Finance PLC
12.00%, 11/30/2028*	605,000	639,473
FirstCash, Inc.
5.63%, 01/01/2030*	355,000	338,354
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026*	1,065,000	1,026,689
Michaels Cos., Inc.
7.88%, 05/01/2029*	885,000	566,040
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	414,110
5.75%, 11/20/2026	160,000	163,957
Staples, Inc.
7.50%, 04/15/2026*	335,000	313,576
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	206,118
Victoria's Secret & Co.
4.63%, 07/15/2029*	796,000	673,001
White Cap Parent LLC
8.25%, 03/15/2026*(4)	840,000	839,009
Yum! Brands, Inc.
3.63%, 03/15/2031	740,000	653,076
		7,752,769
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	797,658
Semiconductors — 0.0%
Micron Technology, Inc.
4.19%, 02/15/2027	275,000	269,487
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	109,199
QUALCOMM, Inc.
3.25%, 05/20/2027	337,000	325,422
		704,108
Security Description	Shares or Principal Amount	Value

Software — 0.3%
Autodesk, Inc.
2.40%, 12/15/2031	$ 825,000	$ 698,378
Intuit, Inc.
5.13%, 09/15/2028	870,000	893,471
Microsoft Corp.
2.92%, 03/17/2052	150,000	107,668
Roper Technologies, Inc.
2.95%, 09/15/2029	180,000	164,605
3.80%, 12/15/2026	745,000	728,535
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 09/01/2025*	740,000	632,361
VMware LLC
1.40%, 08/15/2026	920,000	842,097
		4,067,115
Telecommunications — 0.4%
America Movil SAB de CV
2.88%, 05/07/2030	850,000	760,198
AT&T, Inc.
2.25%, 02/01/2032	470,000	386,478
3.50%, 06/01/2041	1,735,000	1,378,418
4.35%, 03/01/2029	345,000	339,239
Consolidated Communications, Inc.
6.50%, 10/01/2028*	775,000	666,500
Rogers Communications, Inc.
4.50%, 03/15/2042	895,000	795,237
Telesat Canada/Telesat LLC
6.50%, 10/15/2027*	555,000	249,750
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	676,550
2.65%, 11/20/2040	710,000	507,026
ViaSat, Inc.
6.50%, 07/15/2028*	760,000	586,576
		6,345,972
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.00%, 11/19/2024	485,000	477,237
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	269,537
Canadian National Railway Co.
5.85%, 11/01/2033	365,000	398,593
Canadian Pacific Railway Co.
1.75%, 12/02/2026	230,000	212,801
3.50%, 05/01/2050	365,000	276,970
4.70%, 05/01/2048	255,000	230,555
		1,388,456
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 09/15/2026	375,000	359,914
3.50%, 03/15/2028	605,000	572,281
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	200,000	199,034
		1,131,229
Total Corporate Bonds & Notes (cost $172,533,583)		160,707,387

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
LOANS(5)(6)(7) — 0.6%
Advertising — 0.0%
Magnite, Inc. FRS
BTL-B 9.82%, (SOFR+ 4.50%), 02/06/2031(1)	$ 635,000	$ 628,650
Airlines — 0.1%
Mileage Plus Holdings LLC FRS
BTL-B 10.77%, (TSFR3M+4.50%), 06/21/2027	594,693	612,263
WestJet Loyalty LP FRS
BTL 9.07%, (SOFR+ 3.75%), 01/31/2031(1)	745,000	737,550
		1,349,813
Beverages — 0.0%
Naked Juice LLC FRS
2nd Lien 11.45%, (TSFR3M+6.00%), 01/24/2030	670,000	537,256
Commercial Services — 0.0%
KNS Midco Corp. FRS
BTL 11.70%, (TSFR1M+ 6.25%), 04/21/2027	578,425	509,134
Cosmetics/Personal Care — 0.1%
Journey Personal Care Corp. FRS
BTL-B 9.70%, (TSFR1M+4.25%), 03/01/2028	765,375	748,154
Diversified Financial Services — 0.0%
Advisors Group, Inc. FRS
BTL-B 9.83%, (TSFR1M+4.50%), 08/17/2028	175,000	174,661
Electric — 0.0%
Talen Energy Supply LLC FRS
BTL-B 9.87%, (TSFR1M+4.50%), 05/17/2030	163,508	163,661
BTL-C 9.87%, (TSFR1M+4.50%), 05/17/2030	76,439	76,511
		240,172
Entertainment — 0.1%
Caesars Entertainment, Inc. FRS
BTL-B1 8.07%, (SOFR+ 2.75%), 02/06/2031	815,000	812,623
Healthcare-Services — 0.1%
Surgery Center Holdings, Inc. FRS
BTL 8.83%, (TSFR1M+3.50%), 12/19/2030	635,000	635,511
Leisure Time — 0.0%
Life Time Fitness, Inc. FRS
BTL-B 9.82%, (SOFR+ 10.00%), 01/15/2026	170,000	170,638
Pipelines — 0.1%
GIP III Stetson I LP FRS
BTL-B 9.68%, (TSFR1M+4.35%), 10/31/2028	585,442	587,198
Prairie ECI Acquiror LP FRS
BTL-B 10.18%, (TSFR1M+4.75%), 03/11/2026	194,473	194,142
		781,340
Security Description	Shares or Principal Amount	Value

Retail — 0.0%
Staples, Inc. FRS
BTL-B1 10.47%, (3 ML+5.00%), 04/16/2026	$ 378,682	$ 357,192
Victoria's Secret & Co. FRS
BTL-B 8.65%, (TSFR3M+3.25%), 08/02/2028	75,000	74,719
		431,911
Software — 0.1%
Open Text Corp. FRS
BTL-B 8.18%, (TSFR1M+2.75%), 01/31/2030	265,211	265,212
UKG, Inc. FRS
2nd Lien BTL 8.82%, (TSFR3M+5.25%), 05/03/2027	310,000	309,612
Ultimate Software Group, Inc. FRS
2nd Lien BTL 8.82%, (SOFR+ 3.50%), 01/30/2031	655,000	656,433
		1,231,257
Total Loans (cost $8,428,559)		8,251,120
ASSET BACKED SECURITIES — 0.8%
Auto Loan Receivables — 0.3%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C 1.59%, 10/20/2025	310,645	308,765
Avis Budget Rental Car Funding AESOP LLC
Series 2019-2A, Class B 3.55%, 09/22/2025*	425,000	420,353
Carmax Auto Owner Trust
Series 2023-3, Class A3 5.28%, 05/15/2028	200,000	201,892
Series 2023-3, Class B 5.47%, 02/15/2029	145,000	145,957
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	60,000	60,424
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	475,220
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 5.56%, 04/22/2030*	940,000	942,992
Exeter Automobile Receivables Trust
Series 2022-2A, Class C 3.85%, 07/17/2028	285,000	280,356
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	520,000	485,758
Series 2023-1, Class A 4.85%, 08/15/2035*	155,000	155,832
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B 6.45%, 12/15/2032*	283,232	283,558
Santander Drive Auto Receivables Trust
Series 2024-1, Class A3 5.25%, 04/17/2028	160,000	160,381
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	135,000	135,528

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2024-A, Class A3 5.39%, 11/20/2026*	$ 140,000	$ 140,318
US Bank NA
Series 2023-1, Class B 6.79%, 08/25/2032*	232,539	234,054
		4,431,388
Finance - Credit Card — 0.0%
Synchrony Card Funding LLC
Series 2023-A1, Class A 5.54%, 07/15/2029	180,000	183,238
Other Asset Backed Securities — 0.5%
Carlyle Global Market Strategies CLO, Ltd. FRS
Series 2019-4A, Class A11R 6.63%, (TSFR3M+1.32%), 04/15/2035*	670,000	670,237
CIFC Funding, Ltd. FRS
Series 2021-3A, Class A 6.72%, (TSFR3M+1.40%), 07/15/2036*	405,000	405,036
Dryden 77 CLO, Ltd. FRS
Series 2020-77A, Class AR 6.75%, (TSFR3M+1.38%), 05/20/2034*	570,000	570,202
Elara HGV Timeshare Issuer
Series 2017-A, Class A 2.69%, 03/25/2030*	23,867	23,218
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	263,583	269,660
Series 2023-A, Class B 6.53%, 02/25/2038*	129,558	132,271
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 6.82%, (TSFR3M+1.50%), 01/17/2037*	375,000	375,000
Hardee's Funding LLC
Series 2018-1A, Class A2II 4.96%, 06/20/2048*	540,075	521,274
KKR CLO 43, Ltd. FRS
Series 2022-43A, Class A1R 7.09%, (TSFR3M+1.75%), 01/15/2036*	330,000	330,493
MidOcean Credit CLO XI, Ltd. FRS
Series 2022-11A, Class A1R 7.10%, (TSFR3M+1.73%), 10/18/2033*	370,000	370,265
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A1 2.75%, 07/25/2059*(8)	945	941
MVW LLC
Series 2019-2A, Class A 2.22%, 10/20/2038*	64,777	61,616
Series 2023-2A, Class A 6.18%, 11/20/2040*	479,155	490,695
Series 2023-2A, Class B 6.33%, 11/20/2040*	106,479	108,628
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2 3.13%, 02/15/2068*	252,191	243,463
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	572,842	517,977
Palmer Square CLO 2020-3, Ltd. FRS
Series 2020-3A, Class A1R2 7.02%, (TSFR3M+1.65%), 11/15/2036*	425,000	427,909
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 6.73%, (TSFR3M+1.41%), 07/15/2034*	490,000	490,286
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Progress Residential Trust
Series 2024-SFR1, Class A 3.35%, 02/17/2041*	$ 295,000	$ 273,762
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	462,685	405,463
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	494,975	438,116
Verdant Receivables LLC
Series 2023-1A, Class A2 6.24%, 01/13/2031*	110,000	110,633
		7,237,145
Total Asset Backed Securities (cost $12,119,386)		11,851,771
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Commercial and Residential — 1.3%
Angel Oak Mtg. Trust
Series 2023-3, Class A1 4.80%, 09/26/2067*(9)	896,853	878,872
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(8)	272,112	231,326
Series 2021-2, Class A1 0.99%, 04/25/2066*(8)	260,667	218,169
Series 2021-1, Class A2 1.12%, 01/25/2066*(8)	87,303	74,333
Series 2020-6, Class A2 1.52%, 05/25/2065*(8)	83,704	74,626
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(8)	273,731	238,299
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(8)	721,871	763,156
BFLD Trust FRS
Series 2019-DPLO, Class C 6.99%, (TSFR1M+1.65%), 10/15/2034*	650,000	646,344
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 6.68%, (TSFR1M+1.34%), 02/15/2039*	1,006,507	993,560
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	595,000	466,203
BX Commercial Mtg. Trust FRS
Series 2022-LP2, Class C 6.89%, (TSFR1M+1.56%), 02/15/2039*	356,431	349,302
BX Trust
Series 2023-LIFE, Class B 5.39%, 02/15/2028*	595,000	585,427
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(8)	280,000	177,073
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(8)	520,000	487,337
Series 2017-CD3, Class B 3.98%, 02/10/2050(8)	345,000	223,496
Chase Home Lending Mtg. Trust VRS
Series 2023-RPL1, Class A1 3.50%, 06/25/2062*(8)	901,287	820,164

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	$ 250,000	$ 239,244
Series 2015-GC33, Class A4 3.78%, 09/10/2058	50,000	47,983
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(8)	282,306	236,264
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(8)	28,440	26,596
Series 2022-3, Class A1 3.90%, 02/25/2067*(8)	520,025	491,119
COMM Mtg. Trust
Series 2017-PANW, Class A 3.24%, 10/10/2029*	645,000	590,175
Series 2015-CR26, Class A4 3.63%, 10/10/2048	345,000	332,369
Series 2015-CR24, Class A5 3.70%, 08/10/2048	250,000	243,233
Series 2015-PC1, Class A5 3.90%, 07/10/2050	165,000	161,501
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class A5 3.09%, 01/15/2049	245,000	232,600
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(8)	155,586	126,432
Series 2019-2, Class A3 3.05%, 11/25/2059*(8)	50,965	47,597
FIVE Mtg. Trust VRS
Series 2023-V1, Class A3 5.67%, 02/10/2056(8)	540,000	554,182
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C 3.75%, 12/10/2036*	610,000	593,109
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(8)	21,537	19,484
GS Mtg. Securities Trust
Series 2015-GC32, Class A4 3.76%, 07/10/2048	25,000	24,342
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.93%, 10/25/2050*(8)	188,322	161,471
Series 2018-GS9, Class A4 3.99%, 03/10/2051(8)	275,000	258,800
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class B 3.38%, 01/05/2039*	240,000	205,152
JPMDB Commercial Mtg. Securities Trust
Series 2016-C2, Class A4 3.14%, 06/15/2049	50,000	46,784
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 6.00%, (TSFR1M+0.94%), 08/25/2050*	40,907	38,647
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(8)	242,986	208,166
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(8)	80,599	72,935
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(8)	$ 68,178	$ 60,768
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 6.55%, (TSFR1M+1.21%), 04/15/2038*	876,626	868,682
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A5 3.64%, 10/15/2048	250,000	242,438
Series 2015-C27, Class AS 4.07%, 12/15/2047	410,000	388,229
Morgan Stanley Residential Mtg. Loan Trust
Series 2023-NQM1, Class A2 7.53%, 09/25/2068*(9)	151,510	155,278
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(8)	505,476	420,770
OBX Trust
Series 2023-NQM9, Class A2 7.51%, 10/25/2063*(9)	96,336	98,668
OBX Trust FRS
Series 2020-EXP1, Class 2A2 6.40%, (TSFR1M+1.06%), 02/25/2060*	30,560	27,740
Series 2019-EXP3, Class 2A2 6.55%, (TSFR1M+1.21%), 10/25/2059*	18,755	18,348
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(8)	151,320	127,057
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(8)	49,816	44,568
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(8)	119,470	106,197
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.19%, 12/25/2049*(8)	629,241	520,274
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(8)	554,236	490,533
SCG Mtg. Trust FRS
Series 2023-NASH, Class A 7.72%, (TSFR1M+2.39%), 12/15/2040*	385,000	386,445
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(8)	45,531	42,268
SFO Commercial Mtg. Trust FRS
Series 2021-555, Class B 6.95%, (TSFR1M+1.61%), 05/15/2038*	460,000	427,800
SG Residential Mtg. Trust VRS
Series 2019-3, Class A1 2.70%, 09/25/2059*(8)	6,737	6,554
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(8)	92,189	84,672
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(8)	219,542	210,864
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(8)	2,431	2,418
Series 2017-4, Class A1 2.75%, 06/25/2057*(8)	247,186	237,006
Series 2017-3, Class A1 2.75%, 07/25/2057*(8)	28,358	27,897
Series 2018-1, Class A1 3.00%, 01/25/2058*(8)	33,028	32,140

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Verus Securitization Trust
Series 2019-4, Class A1 3.64%, 11/25/2059*(9)	$ 74,353	$ 71,985
Series 2023-INV1, Class A1 6.00%, 02/25/2068*(9)	115,253	115,479
Series 2023-6, Class A2 6.94%, 09/25/2068*(9)	149,916	151,861
Series 2023-7, Class A2 7.27%, 10/25/2068*(9)	285,987	292,742
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(8)	133,142	116,259
Series 2021-7, Class A1 1.83%, 10/25/2066*(8)	794,244	689,522
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*	640,000	491,201
		19,142,535
U.S. Government Agency — 0.7%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21%, 06/25/2025	45,335	44,457
Series K068, Class A1 2.95%, 02/25/2027	167,482	162,803
Series K753, Class A2 4.40%, 10/25/2030	1,890,000	1,882,625
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(8)	3,380,000	2,912,176
Series K-150, Class A2 3.71%, 09/25/2032(8)	1,460,000	1,379,809
Series K-156, Class A2 4.43%, 02/25/2033(8)	1,155,000	1,149,185
Federal Home Loan Mtg. Corp. REMIC
Series 4977, Class IO 4.50%, 05/25/2050(10)	195,038	37,689
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 5.96%, (SOFR30A+0.61%), 10/15/2046	22,568	21,940
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 6.19%, (SOFR30A+0.85%), 11/25/2041*	367,586	367,358
Series 2021-DNA3, Class M2 7.44%, (SOFR30A+2.10%), 10/25/2033*	250,000	252,970
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2022-R01, Class 1M1 6.34%, (SOFR30A+1.00%), 12/25/2041*	98,990	99,006
Series 2023-R04, Class 1M1 7.64%, (SOFR30A+2.30%), 05/25/2043*	709,818	728,066
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Government National Mtg. Assoc. REMIC
Series 2018-8, Class DA 3.00%, 11/20/2047	$ 17,118	$ 15,785
Series 2022-63, Class LM 3.50%, 10/20/2050	300,000	252,590
		9,306,459
Total Collateralized Mortgage Obligations (cost $30,230,733)		28,448,994
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.0%
U.S. Government — 7.6%
United States Treasury Bonds
1.13%, 05/15/2040	1,000,000	634,727
1.38%, 08/15/2050	1,280,000	688,700
1.75%, 08/15/2041	745,000	511,344
1.88%, 02/15/2051	2,575,000	1,580,406
2.00%, 02/15/2050 to 08/15/2051	8,085,000	5,140,260
2.25%, 02/15/2052	1,580,000	1,060,513
2.38%, 05/15/2051	350,000	242,238
2.50%, 02/15/2046	1,545,000	1,137,446
2.88%, 11/15/2046	1,875,000	1,472,461
3.00%, 11/15/2045 to 08/15/2048	8,815,000	7,047,819
3.13%, 11/15/2041 to 02/15/2043	3,560,000	3,035,233
3.63%, 02/15/2053 to 05/15/2053	2,135,000	1,917,994
3.88%, 02/15/2043 to 05/15/2043	1,775,000	1,670,400
4.00%, 11/15/2052	1,445,000	1,388,329
4.50%, 05/15/2038	4,210,000	4,417,375
4.75%, 02/15/2037 to 11/15/2053	1,670,000	1,796,518
United States Treasury Bonds TIPS
0.75%, 02/15/2042(11)	5,980	4,867
1.50%, 02/15/2053(11)	13,429	12,028
United States Treasury Notes
0.63%, 05/15/2030 to 08/15/2030	3,500,000	2,855,310
0.75%, 01/31/2028	1,635,000	1,444,931
0.88%, 06/30/2026	16,990,000	15,752,916
1.25%, 08/15/2031	1,535,000	1,270,452
1.88%, 02/28/2027 to 02/15/2032	6,625,000	6,082,212
2.75%, 07/31/2027	7,385,000	7,095,947
2.88%, 05/15/2032	1,920,000	1,775,700
3.38%, 05/15/2033	170,000	162,483
3.50%, 02/15/2033	750,000	724,482
3.63%, 05/31/2028	4,500,000	4,450,781
3.75%, 12/31/2028	1,715,000	1,705,219
4.00%, 02/29/2028(12)	6,865,000	6,884,576
4.00%, 06/30/2028	6,245,000	6,270,126
4.13%, 09/30/2027 to 11/15/2032	3,730,000	3,762,081
4.13%, 10/31/2027(12)	8,580,000	8,633,625
4.38%, 11/30/2028	2,505,000	2,559,993
4.50%, 11/15/2033	2,435,000	2,542,673
United States Treasury Notes TIPS
0.13%, 04/15/2025 to 04/15/2027(11)	1,584,585	1,517,127
0.38%, 01/15/2027 to 07/15/2027(11)	104,138	99,630
0.63%, 01/15/2026 to 07/15/2032(11)	105,366	102,281
1.25%, 04/15/2028(11)	35,012	34,278
1.75%, 01/15/2034(11)	24,574	24,662
2.38%, 10/15/2028(11)	1,096,065	1,133,129
		110,643,272
U.S. Government Agency — 7.4%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	375,008	328,077
2.00%, 08/01/2036 to 05/01/2052	7,023,330	5,751,507
2.50%, 03/01/2042 to 05/01/2052	7,959,154	6,745,024

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.00%, 11/01/2034 to 09/01/2052	$ 3,205,096	$ 2,827,641
3.50%, 06/01/2033 to 03/01/2048	458,844	427,588
4.00%, 09/01/2045 to 04/01/2050	981,464	931,252
5.00%, 12/01/2041 to 05/01/2053	353,583	350,886
5.50%, 08/01/2053	699,049	702,211
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	2,068,665	1,771,267
2.00%, 05/01/2036 to 03/01/2052	20,502,096	16,986,001
2.50%, 11/01/2031 to 04/01/2052	11,736,480	10,150,933
3.00%, 01/01/2031 to 07/01/2050	8,750,929	7,934,106
3.50%, 11/01/2032 to 01/01/2052	6,345,637	5,908,720
4.00%, 12/01/2040 to 09/01/2052	3,746,912	3,584,037
4.50%, 07/01/2040 to 07/01/2053	4,549,551	4,436,909
5.00%, 10/01/2033 to 07/01/2053	1,387,320	1,388,223
5.50%, 10/01/2035 to 08/01/2053	2,886,212	2,922,709
6.00%, 09/01/2037 to 01/01/2054	3,481,164	3,554,427
6.50%, 11/01/2053	627,617	644,089
Government National Mtg. Assoc.
1.50%, 12/20/2036 to 05/20/2037	254,779	221,517
2.00%, 03/20/2051 to 03/20/2052	5,903,956	4,918,868
2.50%, 08/20/2050 to 01/20/2052	5,203,174	4,499,296
3.00%, 11/15/2042 to 06/20/2052	4,612,540	4,131,624
3.50%, 08/20/2042 to 01/20/2049	2,054,680	1,922,202
4.00%, 09/20/2045 to 10/20/2052	2,876,433	2,748,303
4.50%, 04/20/2041 to 04/20/2053	1,983,271	1,945,114
5.00%, 08/20/2042 to 06/20/2049	949,718	957,922
5.00%, February 30 TBA	345,000	342,706
5.50%, 03/20/2048 to 02/20/2054	2,231,412	2,250,647
6.00%, February 30 TBA	650,000	659,914
6.50%, February 30 TBA	520,000	531,488
Uniform Mtg. Backed Securities
2.50%, February 30 TBA	540,000	454,052
3.50%, February 30 TBA	1,745,000	1,588,080
5.00%, February 30 TBA	1,995,000	1,968,867
6.00%, 02/13/2054	260,000	263,560
6.50%, February 30 TBA	245,000	250,798
		107,000,565
Total U.S. Government & Agency Obligations (cost $238,214,673)		217,643,837
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional(State/Province) — 0.2%
Province of Alberta Canada
3.30%, 03/15/2028	555,000	535,727
4.50%, 01/24/2034	420,000	422,848
Province of British Columbia Canada
4.20%, 07/06/2033	819,000	808,597
Province of Manitoba Canada
3.05%, 05/14/2024	150,000	148,973
4.30%, 07/27/2033	830,000	823,575
		2,739,720
Sovereign — 0.2%
Republic of Panama
3.30%, 01/19/2033	1,000,000	767,784
Republic of Poland
3.25%, 04/06/2026	110,000	107,178
State of Qatar
3.75%, 04/16/2030*	200,000	193,209
Security Description	Shares or Principal Amount	Value

Sovereign (continued)
United Mexican States
2.66%, 05/24/2031	$ 1,039,000	$ 871,210
3.50%, 02/12/2034	775,000	648,674
		2,588,055
Total Foreign Government Obligations (cost $5,869,390)		5,327,775
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Revenue Bonds
6.91%, 10/01/2050	600,000	748,488
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	300,000	352,904
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	470,595	534,921
County of Fulton GA General Obligation Bonds
5.15%, 07/01/2039	805,000	822,540
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	295,000	320,588
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	810,000	649,947
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	390,000	289,681
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	375,000	401,660
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	455,000	378,077
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	1,043,000	1,177,746
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046	200,000	165,893
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040	300,000	349,038
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	930,000	678,382
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	285,000	261,943
State of California General Obligation Bonds
7.50%, 04/01/2034	300,000	365,692
7.63%, 03/01/2040	620,000	779,644
State of Wisconsin Revenue Bonds
3.95%, 05/01/2036	850,000	798,601
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	1,100,000	933,848

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039		$ 770,000	$ 645,938
Total Municipal Securities (cost $12,073,104)			10,655,531
ESCROWS AND LITIGATION TRUSTS — 0.0%
Ant International Co., Ltd. †(1)(2) (cost $116,460)		116,460	114,038
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,925.00 Counterparty: Goldman Sachs International)) (cost $5,253,995)		1,499	2,743,890
WARRANTS — 0.0%
Mining — 0.0%
Osisko Mining, Inc. Expires 02/22/2028†(2) (cost $3,803)	CAD	12,001	568
Total Long-Term Investment Securities (cost $1,196,789,786)			1,310,101,510
SHORT-TERM INVESTMENTS — 11.2%
Unaffiliated Investment Companies — 11.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(13) (cost $162,909,981)		162,909,981	162,909,981
TOTAL INVESTMENTS (cost $1,359,699,767)(14)		101.3%	1,473,011,491
Other assets less liabilities		(1.3)	(19,244,968)
NET ASSETS		100.0%	$1,453,766,523
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At January 31, 2024, the aggregate value of these securities was $103,117,818 representing 7.1% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC
	03/13/2020	13,940	$12,372
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	03/18/2020	23,690	$17,711
	06/09/2021	30,700	54,716
	06/10/2021	32,960	60,799
	06/22/2021	20,570	38,776
		121,860	184,374	$ 0	$ 0.00	0.0%
Canva, Inc.
	08/16/2021	35	59,645
	11/04/2021	62	105,695
	12/17/2021	23	39,196
		120	204,536	127,999	1,066.66	0.0
Farmer's Business Network, Inc.	11/03/2017	562	10,377	2,934	5.22	0.0
Gusto, Inc.	10/04/2021	2,300	66,213	35,374	15.38	0.0
MMC Norilsk Nickel PJSC
	04/23/2019	27	6,116
	11/05/2019	45	12,894
	01/28/2020	40	13,606
	03/13/2020	54	14,072
	03/18/2020	48	10,352
	08/12/2020	50	13,944
	01/13/2022	206	61,180
		470	132,164	0	0.00	0.0
Polyus PJSC
	03/27/2020	79	11,067
	04/03/2020	68	9,043
	06/09/2021	35	7,330
	06/10/2021	48	9,989
	06/11/2021	43	9,073
	06/22/2021	155	31,068
		428	77,570	0	0.00	0.0
Convertible Preferred Stocks
Canva, Inc.
	11/04/2021	6	10,229
	12/17/2021	2	3,408
		8	13,637	8,533	1,066.66	0.0
Databricks, Inc. Series G	02/01/2021	1,206	71,302	88,641	73.50	0.0
Databricks, Inc. Series H	08/31/2021	2,613	192,014	192,056	73.50	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	1	18	5	5.22	0.0
Gusto, Inc. Series E	07/13/2021	3,216	97,751	49,462	15.38	0.0
KoBold Metals Co. Series B-1	01/10/2022	3,900	106,903	166,847	42.78	0.0
Lilac Solutions, Inc. Series B	09/08/2021	4,155	54,547	56,045	13.49	0.0
Escrows and Litigation Trusts
Ant International Co., Ltd.	08/14/2023	116,460	116,460	114,038	0.98	0.0
Warrants
Osisko Mining, Inc. Expires 02/22/2028	02/06/2023	12,001	3,803	568	0.05	0.0
				$842,502		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

(5)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of January 31, 2024.
(10)	Interest Only
(11)	Principal amount of security is adjusted for inflation.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	The rate shown is the 7-day yield as of January 31, 2024.
(14)	See Note 4 for cost of investments on a tax basis.
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BTL—Bank Term Loan
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
CAD—Canadian Dollar
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
731	Long	MSCI EAFE Index	March 2024	$ 79,280,767	$ 81,616,150	$ 2,335,383
933	Long	S&P 500 E-Mini Index	March 2024	217,489,011	227,208,825	9,719,814
						$12,055,197
						Unrealized (Depreciation)
383	Short	U.S. Treasury 10 Year Notes	March 2024	$42,117,230	$43,021,672	$ (904,442)
184	Short	U.S. Treasury 2 Year Notes	March 2024	37,637,918	37,840,749	(202,831)
77	Short	U.S. Treasury 5 Year Notes	March 2024	8,231,070	8,346,078	(115,008)
154	Short	U.S. Treasury Long Bonds	March 2024	18,230,156	18,840,938	(610,782)
59	Short	U.S. Treasury Ultra Bonds	March 2024	7,366,159	7,623,907	(257,748)
						$(2,090,811)
		Net Unrealized Appreciation (Depreciation)				$ 9,964,386
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$ —	$ 1,627,954	$ —	$ 1,627,954
Aerospace/Defense	7,466,307	3,746,281	—	11,212,588
Agriculture	1,140,602	1,244,592	2,934	2,388,128
Apparel	1,155,615	1,831,794	—	2,987,409
Auto Manufacturers	8,384,624	6,223,768	—	14,608,392
Auto Parts & Equipment	1,856,904	4,050,083	—	5,906,987
Banks	28,277,876	20,070,653	—	48,348,529
Beverages	5,501,813	4,526,983	—	10,028,796
Biotechnology	4,585,596	791,795	—	5,377,391
Building Materials	2,887,977	83,749	—	2,971,726
Chemicals	7,755,887	8,777,401	—	16,533,288

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Commercial Services	$ 8,004,728	$ 6,393,169	$ 35,374	$ 14,433,271
Computer Graphics	—	—	127,999	127,999
Computers	33,896,310	2,998,941	—	36,895,251
Cosmetics/Personal Care	11,713,209	6,342,435	—	18,055,644
Distribution/Wholesale	376,502	4,156,865	—	4,533,367
Diversified Financial Services	27,542,204	2,114,470	—	29,656,674
Electric	12,538,066	5,579,084	—	18,117,150
Electrical Components & Equipment	1,772,065	3,832,023	—	5,604,088
Electronics	5,306,661	3,941,698	—	9,248,359
Engineering & Construction	—	1,261,311	—	1,261,311
Environmental Control	1,311,933	19,499	—	1,331,432
Food	4,596,853	9,115,747	—	13,712,600
Food Service	—	2,470,161	—	2,470,161
Gas	62,406	430,722	—	493,128
Healthcare-Products	21,329,128	6,514,233	—	27,843,361
Healthcare-Services	21,682,802	1,609,619	—	23,292,421
Home Builders	481,120	977,591	—	1,458,711
Home Furnishings	—	3,494,197	—	3,494,197
Insurance	29,663,068	17,718,634	—	47,381,702
Internet	73,660,764	2,481,740	—	76,142,504
Investment Companies	—	35,435	—	35,435
Iron/Steel	2,764,783	878,078	—	3,642,861
Lodging	2,122,526	162,917	—	2,285,443
Machinery-Construction & Mining	343,555	3,787,456	—	4,131,011
Machinery-Diversified	5,538,898	2,761,544	—	8,300,442
Mining	10,994,644	12,948,481	0	23,943,125
Miscellaneous Manufacturing	5,726,219	7,832,295	—	13,558,514
Oil & Gas	26,103,504	9,199,989	—	35,303,493
Packaging & Containers	726,420	1,545,543	—	2,271,963
Pharmaceuticals	36,174,189	17,559,290	—	53,733,479
Private Equity	1,528,148	620,106	—	2,148,254
Real Estate	310,431	3,569,780	—	3,880,211
REITS	26,637,326	4,088,349	—	30,725,675
Retail	25,367,361	5,729,167	—	31,096,528
Semiconductors	58,714,826	16,111,544	—	74,826,370
Software	73,075,266	3,170,301	—	76,245,567
Telecommunications	7,598,713	5,977,760	—	13,576,473
Transportation	9,975,500	769,725	—	10,745,225
Other Industries	15,362,291	—	—	15,362,291
Preferred Stocks	—	438,131	—	438,131
Convertible Preferred Stocks	—	—	561,589	561,589
Corporate Bonds & Notes	—	160,707,387	—	160,707,387
Loans:
Advertising	—	—	628,650	628,650
Airlines	—	612,263	737,550	1,349,813
Other Industries	—	6,272,657	—	6,272,657
Asset Backed Securities	—	11,851,771	—	11,851,771
Collateralized Mortgage Obligations	—	28,448,994	—	28,448,994
U.S. Government & Agency Obligations	—	217,643,837	—	217,643,837
Foreign Government Obligations	—	5,327,775	—	5,327,775
Municipal Securities	—	10,655,531	—	10,655,531
Escrows and Litigation Trusts	—	—	114,038	114,038
Purchased Options	—	2,743,890	—	2,743,890
Warrants	—	568	—	568
Short-Term Investments	162,909,981	—	—	162,909,981
Total Investments at Value	$794,925,601	$675,877,756	$2,208,134	$1,473,011,491
Other Financial Instruments:†
Futures Contracts	$ 12,055,197	$ —	$ —	$ 12,055,197

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 2,090,811	$ —	$ —	$ 2,090,811
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.7%
Domestic Fixed Income Investment Companies	23.0
U.S. Government & Agency Obligations	13.4
International Equity Investment Companies	9.0
Short-Term Investments	3.7
Purchased Options	0.7
International Fixed Income Investment Companies	0.3
100.8%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 83.0%
Domestic Equity Investment Companies — 50.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	8,443,871	$ 160,264,665
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	11,502,815	134,928,016
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	17,496,951	225,010,795
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	4,873,898	59,461,555
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,599,284	104,070,711
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,877,390	50,627,306
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	7,574,118	152,997,174
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	5,199,675	294,769,593
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	830,913	10,394,725
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	4,339,765	50,254,474
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	11,251,642	206,130,088
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,470,424	68,218,666
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	3,480,535	64,146,262
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	15,901,359	97,793,360
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	5,416,759	93,926,594
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	7,837,195	249,457,922
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	5,124,653	87,119,100
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	11,484,306	261,382,797
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	27,387,887	934,474,717
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	10,132,194	186,128,404
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	17,759,666	253,963,220
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	12,558,778	266,246,085
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,961,296	53,913,245
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,203,944	49,060,031
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	3,580,753	118,916,813
Total Domestic Equity Investment Companies (cost $3,903,832,511)		4,233,656,318
Domestic Fixed Income Investment Companies — 23.0%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	13,719,275	119,220,502
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	41,779,175	420,716,296
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	4,880,544	52,026,599
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	16,878,476	195,452,750
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	9,404,608	$ 89,155,681
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	9,469,916	93,941,566
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	60,079,786	488,448,660
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	8,437,160	43,535,745
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	31,713,797	417,670,712
Total Domestic Fixed Income Investment Companies (cost $2,165,144,863)		1,920,168,511
International Equity Investment Companies — 9.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	15,479,484	132,194,793
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,656,107	21,595,636
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	7,893,783	136,720,328
SunAmerica Series Trust SA International Index Portfolio, Class 1	5,587,283	71,014,369
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	3,415,705	24,319,822
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	7,253,905	140,000,364
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	12,629,380	118,968,756
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	3,354,545	44,883,814
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	5,675,777	64,476,821
Total International Equity Investment Companies (cost $714,797,335)		754,174,703
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1† (cost $24,707,644)	2,268,486	21,164,972
Total Affiliated Investment Companies (cost $6,808,482,353)		6,929,164,504
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.4%
U.S. Government — 13.4%
United States Treasury Notes
1.25%, 08/15/2031	$306,469,800	253,651,645
1.38%, 11/15/2031	135,978,300	112,872,612
1.88%, 02/15/2032(2)	64,251,700	55,193,716
2.75%, 08/15/2032	53,057,100	48,470,563
2.88%, 05/15/2032	218,158,900	201,762,895
3.38%, 05/15/2033	100,505,400	96,061,177
3.50%, 02/15/2033	109,188,300	105,473,338
3.88%, 08/15/2033	136,377,100	135,567,361
4.13%, 11/15/2032(2)	69,476,300	70,388,177
4.50%, 11/15/2033	39,996,200	41,764,782
Total U.S. Government & Agency Obligations (cost $1,185,937,484)		1,121,206,266
PURCHASED OPTIONS† — 0.7%
Purchased Options - Puts — 0.7%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,950.00; Counterparty: Bank of America N.A.)	90,000	1,717,994

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,950.00; Counterparty: UBS AG)	340,000	$ 6,490,199
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/19/2024; Strike Price: $4,375.00; Counterparty: Bank of America, N.A.)	50,000	2,573,417
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/19/2024; Strike Price: $4,375.00; Counterparty: Citibank, N.A.)	380,000	19,557,966
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/19/2024; Strike Price: $4,375.00; Counterparty: Goldman Sachs International)	50,000	2,573,417
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/16/2024; Strike Price: $4,475.00; Counterparty: Citibank, N.A.)	60,000	4,415,634
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/16/2024; Strike Price: $4,475.00; Counterparty: Goldman Sachs International)	320,000	23,550,050
Total Purchased Options (cost $85,317,062)		60,878,677
Total Long-Term Investment Securities (cost $8,079,736,899)		8,111,249,447
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.7%
Unaffiliated Investment Companies — 3.7%
AllianceBernstein Government STIF Portfolio, Class AB 5.41%(3) (cost $309,738,156)	309,738,156	$ 309,738,155
TOTAL INVESTMENTS (cost $8,389,475,055)(4)	100.8%	8,420,987,602
Other assets less liabilities	(0.8)	(70,598,220)
NET ASSETS	100.0%	$8,350,389,382
#	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of January 31, 2024.
(4)	See Note 4 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7,900	Long	S&P 500 E-Mini Index	March 2024	$1,873,003,359	$1,923,847,500	$50,844,141
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$6,929,164,504	$ —	$—	$6,929,164,504
U.S. Government & Agency Obligations	—	1,121,206,266	—	1,121,206,266
Purchased Options	—	60,878,677	—	60,878,677
Short-Term Investments	309,738,155	—	—	309,738,155
Total Investments at Value	$7,238,902,659	$1,182,084,943	$—	$8,420,987,602
Other Financial Instruments:†
Futures Contracts	$ 50,844,141	$ —	$—	$ 50,844,141
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	58.0%
Domestic Fixed Income Investment Companies	14.9
U.S. Government & Agency Obligations	13.4
International Equity Investment Companies	9.9
Short-Term Investments	3.4
Purchased Options	0.7
International Fixed Income Investment Companies	0.4
100.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 83.2%
Domestic Equity Investment Companies — 58.0%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,265,850	$ 99,945,825
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	10,626,996	124,654,658
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	15,321,161	197,030,129
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	4,525,833	55,215,168
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,805,106	44,236,520
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	7,165,598	74,378,909
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	1,041,083	21,029,873
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	2,778,048	157,487,529
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	6,949,370	86,936,622
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	2,851,304	33,018,098
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	9,716,568	178,007,530
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,688,310	25,763,604
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	2,813,644	51,855,460
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	9,978,120	111,355,818
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	3,275,557	20,144,678
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	7,303,428	126,641,443
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	6,320,435	201,179,436
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	11,186,957	235,709,174
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	2,867,823	48,752,995
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	5,466,866	124,425,875
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	14,151,342	482,843,786
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	8,824,584	162,107,603
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	9,713,605	138,904,558
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	11,325,356	240,097,557
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,917,257	39,703,874
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,534,713	29,580,095
Total Domestic Equity Investment Companies (cost $3,156,595,268)		3,111,006,817
Domestic Fixed Income Investment Companies — 14.9%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	5,814,128	50,524,777
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	14,678,181	147,809,286
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	2,184,526	23,287,042
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	7,419,629	$ 85,919,299
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,101,731	48,364,413
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,777,593	47,393,725
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	26,931,268	218,951,211
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,420,220	17,648,337
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	12,284,899	161,792,113
Total Domestic Fixed Income Investment Companies (cost $898,219,494)		801,690,203
International Equity Investment Companies — 9.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	8,987,602	76,754,125
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,265,072	16,496,539
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	3,870,667	67,039,959
SunAmerica Series Trust SA International Index Portfolio, Class 1	4,185,421	53,196,696
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	2,058,781	14,658,518
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,184,310	80,757,191
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	5,495,832	51,770,734
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	5,342,032	71,476,385
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	8,985,293	102,072,934
Total International Equity Investment Companies (cost $523,927,469)		534,223,081
International Fixed Income Investment Companies — 0.4%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1† (cost $23,921,695)	2,120,787	19,786,940
Total Affiliated Investment Companies (cost $4,602,663,926)		4,466,707,041
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.4%
U.S. Government — 13.4%
United States Treasury Notes
1.25%, 08/15/2031	$190,938,500	158,031,443
1.38%, 11/15/2031	91,046,800	75,575,957
1.88%, 02/15/2032(2)	52,081,700	44,739,401
2.75%, 08/15/2032	35,314,800	32,262,001
2.88%, 05/15/2032	135,690,600	125,492,603
3.38%, 05/15/2033	78,675,500	75,196,568
3.50%, 02/15/2033	46,395,400	44,816,869
3.88%, 08/15/2033	88,037,300	87,514,578
4.13%, 11/15/2032(2)	45,981,000	46,584,501
4.50%, 11/15/2033	26,491,200	27,662,608
Total U.S. Government & Agency Obligations (cost $759,681,837)		717,876,529

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.7%
Purchased Options - Puts — 0.7%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,950.00; Counterparty: Bank of America N.A.)	70,000	$ 1,336,218
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,950.00; Counterparty: UBS AG)	210,000	4,008,652
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/19/2024; Strike Price: $4,375.00; Counterparty: Bank of America, N.A.)	40,000	2,058,733
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/19/2024; Strike Price: $4,375.00; Counterparty: Citibank, N.A.)	240,000	12,352,400
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/19/2024; Strike Price: $4,375.00; Counterparty: Goldman Sachs International)	20,000	1,029,367
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/16/2024; Strike Price: $4,475.00; Counterparty: Citibank, N.A.)	40,000	2,943,756
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/16/2024; Strike Price: $4,475.00; Counterparty: Goldman Sachs International)	200,000	14,718,781
Total Purchased Options (cost $53,889,906)		38,447,907
Total Long-Term Investment Securities (cost $5,416,235,669)		5,223,031,477
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.4%
Unaffiliated Investment Companies — 3.4%
AllianceBernstein Government STIF Portfolio, Class AB 5.41%(3) (cost $180,111,377)	180,111,377	$ 180,111,377
TOTAL INVESTMENTS (cost $5,596,347,046)(4)	100.7%	5,403,142,854
Other assets less liabilities	(0.7)	(37,818,796)
NET ASSETS	100.0%	$5,365,324,058
#	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of January 31, 2024.
(4)	See Note 4 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3,200	Long	S&P 500 E-Mini Index	March 2024	$768,743,684	$779,280,000	$10,536,316
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$4,466,707,041	$ —	$—	$4,466,707,041
U.S. Government & Agency Obligations	—	717,876,529	—	717,876,529
Purchased Options	—	38,447,907	—	38,447,907
Short-Term Investments	180,111,377	—	—	180,111,377
Total Investments at Value	$4,646,818,418	$756,324,436	$—	$5,403,142,854
Other Financial Instruments:†
Futures Contracts	$ 10,536,316	$ —	$—	$ 10,536,316
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO PROFILE — January 31, 2024— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	49.0%
Domestic Fixed Income Investment Companies	23.6
Short-Term Investments	18.2
International Equity Investment Companies	9.4
Purchased Options	0.2
100.4%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.0%
Domestic Equity Investment Companies — 49.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,797,255	$197,802,332
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,291,620	31,188,950
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,816,135	21,194,297
Total Domestic Equity Investment Companies (cost $204,510,419)		250,185,579
Domestic Fixed Income Investment Companies — 23.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,128,262	58,095,923
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,278,036	62,278,111
Total Domestic Fixed Income Investment Companies (cost $130,890,647)		120,374,034
International Equity Investment Companies — 9.4%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $42,019,490)	3,758,676	47,772,772
Total Affiliated Investment Companies (cost $377,420,556)		418,332,385
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,925.00; Counterparty: Goldman Sachs International) (cost $1,857,650)	530	970,155
Total Long-Term Investment Securities (cost $379,278,206)		419,302,540
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 18.2%
Unaffiliated Investment Companies — 16.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(2)	84,593,165	$ 84,593,165
T. Rowe Price Treasury Reserve Fund 5.38%(2)	1,127	1,127
		84,594,292
U.S. Government — 1.6%
United States Treasury Bills
5.11%, 05/09/2024(3)	$ 240,000	236,621
5.12%, 05/09/2024(3)	6,500,000	6,408,473
5.16%, 05/09/2024(3)	1,770,000	1,745,077
		8,390,171
Total Short-Term Investments (cost $92,985,571)		92,984,463
TOTAL INVESTMENTS (cost $472,263,777)(4)	100.4%	512,287,003
Other assets less liabilities	(0.4)	(1,994,917)
NET ASSETS	100.0%	$510,292,086
#	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of January 31, 2024.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
97	Long	E-Mini Russell 2000 Index	March 2024	$ 9,224,441	$ 9,486,115	$ 261,674
213	Long	MSCI EAFE Index	March 2024	23,091,526	23,781,450	689,924
461	Long	S&P 500 E-Mini Index	March 2024	107,401,950	112,265,025	4,863,075
52	Long	S&P Mid Cap 400 E-Mini Index	March 2024	13,859,778	14,265,159	405,381
						$6,220,054
						Unrealized (Depreciation)
90	Short	U.S. Treasury 10 Year Notes	March 2024	$ 9,918,161	$10,109,531	$ (191,370)
76	Short	U.S. Treasury 2 Year Notes	March 2024	15,525,267	15,629,875	(104,608)
97	Short	U.S. Treasury 5 Year Notes	March 2024	10,369,011	10,513,891	(144,880)
27	Short	U.S. Treasury Long Bonds	March 2024	3,206,212	3,303,282	(97,070)
14	Short	U.S. Treasury Ultra Bonds	March 2024	1,769,675	1,809,062	(39,387)
						$ (577,315)
		Net Unrealized Appreciation (Depreciation)				$5,642,739
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$418,332,385	$ —	$—	$418,332,385
Purchased Options	—	970,155	—	970,155
Short-Term Investments:
U.S. Government	—	8,390,171	—	8,390,171
Other Short-Term Investments	84,594,292	—	—	84,594,292
Total Investments at Value	$502,926,677	$9,360,326	$—	$512,287,003
Other Financial Instruments:†
Futures Contracts	$ 6,220,054	$ —	$—	$ 6,220,054
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 577,315	$ —	$—	$ 577,315
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond
ASSETS:
Investments at value (unaffiliated)*	$1,697,490,208	$491,611,337	$83,167,498	$695,058,699	$357,419,886
Investments at value (affiliated)*	—	—	14,085,429	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	56,889,413	1,563,220	—	31	76
Foreign cash*	—	—	—	2,195,700	—
Cash collateral for futures contracts	—	—	—	5,659,000	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	37,348	1,659	16,712	4,749	461,153
Dividends and interest	114,561	71,511	1,114	3,780,246	791,822
Investments sold	8,958,248	4,097,134	—	28,290,926	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,393	3,400	1,436	1,437	1,445
Due from investment adviser for expense reimbursements/fee waivers	—	21,208	34,744	24,742	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	89,639	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	114,442	—
Total assets	1,763,492,171	497,369,469	97,306,933	735,219,611	358,674,382
LIABILITIES:
Payable for:
Fund shares redeemed	642,079	314,760	5,102	490,834	347,177
Investments purchased	6,977,184	1,346,936	—	39,875,864	491,948
Payments on swap contracts	—	—	—	66,820	—
Investment advisory and management fees	892,101	392,357	52,992	499,323	139,192
Service fees—Class 2	10,059	1,114	—	—	1,233
Service fees—Class 3	130,122	81,024	20,153	145,995	48,503
Transfer agent fees	755	391	439	112	727
Trustees' fees and expenses	13,515	4,394	613	5,997	3,252
Other accrued expenses	177,272	99,603	89,575	175,705	94,719
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	1,413,301	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	1,001,791	—
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	481,659	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	8,843,087	2,240,579	168,874	44,157,401	1,126,751
Commitments and contingent liabilities (Note 5)
Net assets	$1,754,649,084	$495,128,890	$97,138,059	$691,062,210	$357,547,631
* Cost
Investments (unaffiliated)	$1,118,050,849	$471,004,272	$76,782,534	$681,445,364	$357,635,188
Investments (affiliated)	$ —	$ —	$15,826,822	$ —	$ —
Foreign cash	$ —	$ —	$ —	$ 2,202,651	$ —
Proceeds from forward sales contracts	$ —	$ —	$ —	$ —	$ —
@ Premiums received on options written	$ —	$ —	$ —	$ —	$ —
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond
NET ASSETS REPRESENTED BY:
Paid in capital	$ 992,587,924	$442,964,291	$97,154,533	$775,388,457	$356,586,773
Total accumulated earnings (loss)	762,061,160	52,164,599	(16,474)	(84,326,247)	960,858
Net assets	$1,754,649,084	$495,128,890	$97,138,059	$691,062,210	$357,547,631
Class 1 (unlimited shares authorized):
Net assets	$1,051,608,425	$108,028,225	$ 214,041	$ 404,848	$119,860,416
Shares of beneficial interest issued and outstanding	18,549,402	8,635,661	13,569	41,356	11,239,446
Net asset value, offering and redemption price per share	$ 56.69	$ 12.51	$ 15.77	$ 9.79	$ 10.66
Class 2 (unlimited shares authorized):
Net assets	$ 80,211,329	$ 8,640,362	$ —	$ —	$ 9,677,863
Shares of beneficial interest issued and outstanding	1,449,073	690,815	—	—	921,155
Net asset value, offering and redemption price per share	$ 55.35	$ 12.51	$ —	$ —	$ 10.51
Class 3 (unlimited shares authorized):
Net assets	$ 622,829,330	$378,460,303	$96,924,018	$690,657,362	$228,009,352
Shares of beneficial interest issued and outstanding	11,586,834	30,767,181	6,159,141	70,825,007	21,961,976
Net asset value, offering and redemption price per share	$ 53.75	$ 12.30	$ 15.74	$ 9.75	$ 10.38
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
ASSETS:
Investments at value (unaffiliated)*	$83,689,696	$1,318,272,411	$254,452,279	$256,638,099	$539,299,343
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	135,952
Cash	338,743	53,043,501	2,675,501	576,488	—
Foreign cash*	2,585,761	—	629,539	—	—
Cash collateral for futures contracts	—	210,000	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	47	17	—	—	—
Receivable for:
Fund shares sold	4,380	157	—	—	68,206
Dividends and interest	94,927	14,584,033	451,119	134,111	4,442,936
Investments sold	—	83,235	1,862,095	1,092,083	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,436	1,497	3,637	2,145	1,437
Due from investment adviser for expense reimbursements/fee waivers	69,196	—	—	—	9,404
Variation margin on futures contracts	—	54,688	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	86,784,186	1,386,249,539	260,074,170	258,442,926	543,957,278
LIABILITIES:
Payable for:
Fund shares redeemed	29,220	424,314	125,040	215,005	126,611
Investments purchased	—	602,380	5,331,055	359,819	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	33,545	606,883	163,329	166,854	138,288
Service fees—Class 2	—	1,321	—	383	—
Service fees—Class 3	3,845	205,773	3,307	30,968	19,152
Transfer agent fees	392	504	308	463	503
Trustees' fees and expenses	768	10,965	2,252	2,337	4,550
Other accrued expenses	96,575	165,605	115,159	90,118	149,513
Accrued foreign tax on capital gains	738,368	—	688,402	—	—
Variation margin on futures contracts	13,275	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	915,988	2,017,745	6,428,852	865,947	438,617
Commitments and contingent liabilities (Note 5)
Net assets	$85,868,198	$1,384,231,794	$253,645,318	$257,576,979	$543,518,661
* Cost
Investments (unaffiliated)	$89,506,410	$1,419,682,549	$204,575,589	$242,313,570	$587,899,182
Investments (affiliated)	$ —	$ —	$ —	$ —	$ —
Foreign cash	$ 2,625,531	$ —	$ 629,546	$ —	$ —
Proceeds from forward sales contracts	$ —	$ —	$ —	$ —	$ —
@ Premiums received on options written	$ —	$ —	$ —	$ —	$ —
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
NET ASSETS REPRESENTED BY:
Paid in capital	$ 97,881,373	$1,480,286,852	$201,585,680	$243,480,096	$580,769,718
Total accumulated earnings (loss)	(12,013,175)	(96,055,058)	52,059,638	14,096,883	(37,251,057)
Net assets	$ 85,868,198	$1,384,231,794	$253,645,318	$257,576,979	$543,518,661
Class 1 (unlimited shares authorized):
Net assets	$ 68,169,161	$ 399,902,629	$237,825,252	$113,300,798	$452,505,894
Shares of beneficial interest issued and outstanding	5,227,025	34,533,175	13,731,521	9,779,789	47,730,831
Net asset value, offering and redemption price per share	$ 13.04	$ 11.58	$ 17.32	$ 11.59	$ 9.48
Class 2 (unlimited shares authorized):
Net assets	$ —	$ 10,377,557	$ —	$ 2,932,592	$ —
Shares of beneficial interest issued and outstanding	—	895,186	—	253,674	—
Net asset value, offering and redemption price per share	$ —	$ 11.59	$ —	$ 11.56	$ —
Class 3 (unlimited shares authorized):
Net assets	$ 17,699,037	$ 973,951,608	$ 15,820,066	$141,343,589	$ 91,012,767
Shares of beneficial interest issued and outstanding	1,367,587	84,835,851	920,628	12,353,804	9,658,971
Net asset value, offering and redemption price per share	$ 12.94	$ 11.48	$ 17.18	$ 11.44	$ 9.42
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value
ASSETS:
Investments at value (unaffiliated)*	$494,037,774	$1,215,868,268	$283,826,654	$143,252,403	$357,796,435
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	1,656,009	—	—	—	—
Cash	—	16	—	—	—
Foreign cash*	—	—	35	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	419,954	—	—	—	22,394
Dividends and interest	3,397,447	1,737,060	100,759	76,985	288,681
Investments sold	—	1,231,867	925,815	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,437	2,882	1,437	1,436	1,436
Due from investment adviser for expense reimbursements/fee waivers	11,299	58,222	24,287	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	499,523,920	1,218,898,315	284,878,987	143,330,824	358,108,946
LIABILITIES:
Payable for:
Fund shares redeemed	136,030	952,775	130,318	62,497	83,500
Investments purchased	—	—	179,126	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	127,301	743,965	237,026	59,321	180,792
Service fees—Class 2	—	4,817	—	—	588
Service fees—Class 3	10,309	89,986	38,078	2,900	45,524
Transfer agent fees	503	588	363	146	379
Trustees' fees and expenses	4,344	11,789	2,648	1,148	3,310
Other accrued expenses	133,401	147,018	95,020	73,434	101,646
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	411,888	1,950,938	682,579	199,446	415,739
Commitments and contingent liabilities (Note 5)
Net assets	$499,112,032	$1,216,947,377	$284,196,408	$143,131,378	$357,693,207
* Cost
Investments (unaffiliated)	$517,810,987	$ 947,069,495	$270,944,413	$116,176,367	$326,659,234
Investments (affiliated)	$ —	$ —	$ —	$ —	$ —
Foreign cash	$ —	$ —	$ 35	$ —	$ —
Proceeds from forward sales contracts	$ —	$ —	$ —	$ —	$ —
@ Premiums received on options written	$ —	$ —	$ —	$ —	$ —
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value
NET ASSETS REPRESENTED BY:
Paid in capital	$514,839,186	$ 915,127,938	$263,964,159	$109,720,897	$338,837,652
Total accumulated earnings (loss)	(15,727,154)	301,819,439	20,232,249	33,410,481	18,855,555
Net assets	$499,112,032	$1,216,947,377	$284,196,408	$143,131,378	$357,693,207
Class 1 (unlimited shares authorized):
Net assets	$450,305,444	$ 752,272,624	$105,888,701	$129,227,874	$136,793,900
Shares of beneficial interest issued and outstanding	45,379,065	41,052,670	6,936,838	7,010,470	12,260,962
Net asset value, offering and redemption price per share	$ 9.92	$ 18.32	$ 15.26	$ 18.43	$ 11.16
Class 2 (unlimited shares authorized):
Net assets	$ —	$ 38,127,597	$ —	$ —	$ 4,603,025
Shares of beneficial interest issued and outstanding	—	2,078,119	—	—	413,755
Net asset value, offering and redemption price per share	$ —	$ 18.35	$ —	$ —	$ 11.13
Class 3 (unlimited shares authorized):
Net assets	$ 48,806,588	$ 426,547,156	$178,307,707	$ 13,903,504	$216,296,282
Shares of beneficial interest issued and outstanding	4,943,404	23,482,958	11,893,912	759,758	19,797,972
Net asset value, offering and redemption price per share	$ 9.87	$ 18.16	$ 14.99	$ 18.30	$ 10.93
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
ASSETS:
Investments at value (unaffiliated)*	$93,492,489	$ —	$ —	$ —	$303,861,072
Investments at value (affiliated)*	—	94,371,850	96,543,820	350,327,712	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	—	—	160,516
Foreign cash*	429	—	—	—	77,878
Cash collateral for futures contracts	184,704	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	529	—	—	—	3,407,336
Receivable for:
Fund shares sold	46,795	63,916	12,465	71,468	24,035
Dividends and interest	331,205	—	—	—	1,611,034
Investments sold	835,144	—	—	—	11,892,420
Written options	—	—	—	—	45,640
Receipts on swap contracts	—	—	—	—	6,194
Prepaid expenses and other assets	1,443	1,436	1,435	1,436	1,466
Due from investment adviser for expense reimbursements/fee waivers	21,840	199	—	—	—
Variation margin on futures contracts	6,594	—	—	—	556,346
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	902,982
Swap premiums paid	—	—	—	—	4,252,017
Unrealized appreciation on swap contracts	—	—	—	—	3,367,929
Total assets	94,921,172	94,437,401	96,557,720	350,400,616	330,166,865
LIABILITIES:
Payable for:
Fund shares redeemed	6,681	28,559	3,193	13,443	72,747
Investments purchased	757,343	35,073	8,986	57,570	16,254,933
Payments on swap contracts	—	—	—	—	7,458
Investment advisory and management fees	55,275	7,939	8,145	29,595	159,336
Service fees—Class 2	—	—	—	—	353
Service fees—Class 3	19,709	19,838	20,283	73,104	49,960
Transfer agent fees	196	140	140	140	420
Trustees' fees and expenses	618	648	632	2,502	2,624
Other accrued expenses	86,767	56,385	56,771	59,405	227,050
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	50,288	—	—	—	237,242
Due to investment adviser from expense recoupment	—	—	241	—	—
Due to custodian	562	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value	—	—	—	—	10,765,088
Call and put options written, at value@	—	—	—	—	818,698
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	1,246,028
Swap premiums received	—	—	—	—	3,706,488
Unrealized depreciation on swap contracts	—	—	—	—	2,485,923
Total liabilities	977,439	148,582	98,391	235,759	36,034,348
Commitments and contingent liabilities (Note 5)
Net assets	$93,943,733	$94,288,819	$96,459,329	$350,164,857	$294,132,517
* Cost
Investments (unaffiliated)	$82,335,220	$ —	$ —	$ —	$325,387,139
Investments (affiliated)	$ —	$91,548,137	$92,264,833	$323,736,207	$ —
Foreign cash	$ 431	$ —	$ —	$ —	$ 82,108
Proceeds from forward sales contracts	$ —	$ —	$ —	$ —	$ 10,757,754
@ Premiums received on options written	$ —	$ —	$ —	$ —	$ 1,061,187
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
NET ASSETS REPRESENTED BY:
Paid in capital	$83,226,959	$89,114,308	$89,331,348	$311,949,680	$327,909,533
Total accumulated earnings (loss)	10,716,774	5,174,511	7,127,981	38,215,177	(33,777,016)
Net assets	$93,943,733	$94,288,819	$96,459,329	$350,164,857	$294,132,517
Class 1 (unlimited shares authorized):
Net assets	$ 156,101	$ 51,002	$ 376,719	$ 4,175,268	$ 57,445,743
Shares of beneficial interest issued and outstanding	13,175	3,006	21,373	226,466	6,157,385
Net asset value, offering and redemption price per share	$ 11.85	$ 16.97	$ 17.63	$ 18.44	$ 9.33
Class 2 (unlimited shares authorized):
Net assets	$ —	$ —	$ —	$ —	$ 2,759,001
Shares of beneficial interest issued and outstanding	—	—	—	—	299,722
Net asset value, offering and redemption price per share	$ —	$ —	$ —	$ —	$ 9.21
Class 3 (unlimited shares authorized):
Net assets	$93,787,632	$94,237,817	$96,082,610	$345,989,589	$233,927,773
Shares of beneficial interest issued and outstanding	7,934,949	5,554,498	5,455,852	18,867,778	25,783,392
Net asset value, offering and redemption price per share	$ 11.82	$ 16.97	$ 17.61	$ 18.34	$ 9.07
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
ASSETS:
Investments at value (unaffiliated)*	$43,717,809	$ —	$ —	$ —	$737,130,724
Investments at value (affiliated)*	—	257,514,391	493,981,418	1,338,794,727	—
Repurchase agreements (cost approximates value)	—	—	—	—	319,474
Cash	—	—	—	—	—
Foreign cash*	182,580	—	—	—	549,669
Cash collateral for futures contracts	346,490	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	15,430	—	—	—	21
Receivable for:
Fund shares sold	155,390	20,839	—	261,688	94,595
Dividends and interest	96,749	—	—	—	2,716,826
Investments sold	670,194	44,619	202,070	—	122,421
Written options	—	—	—	—	—
Receipts on swap contracts	6,912	—	—	—	—
Prepaid expenses and other assets	1,435	1,436	1,437	1,440	1,438
Due from investment adviser for expense reimbursements/fee waivers	18,464	—	—	—	—
Variation margin on futures contracts	94,219	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	68,811	—	—	—	—
Unrealized appreciation on swap contracts	42,603	—	—	—	—
Total assets	45,417,086	257,581,285	494,184,925	1,339,057,855	740,935,168
LIABILITIES:
Payable for:
Fund shares redeemed	1,035	65,065	201,519	210,728	99,693
Investments purchased	648,637	—	—	49,847	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	26,108	21,760	41,743	113,120	249,868
Service fees—Class 2	—	—	—	—	—
Service fees—Class 3	9,293	54,323	103,692	281,058	5,999
Transfer agent fees	168	140	140	140	504
Trustees' fees and expenses	271	1,880	3,632	9,767	6,034
Other accrued expenses	82,036	60,065	66,308	88,503	236,392
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	7,860	—	—	—	32,775
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	4,220	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	779,628	203,233	417,034	753,163	631,265
Commitments and contingent liabilities (Note 5)
Net assets	$44,637,458	$257,378,052	$493,767,891	$1,338,304,692	$740,303,903
* Cost
Investments (unaffiliated)	$40,391,521	$ —	$ —	$ —	$618,682,983
Investments (affiliated)	$ —	$242,649,809	$437,461,142	$1,155,046,512	$ —
Foreign cash	$ 182,828	$ —	$ —	$ —	$ 551,112
Proceeds from forward sales contracts	$ —	$ —	$ —	$ —	$ —
@ Premiums received on options written	$ —	$ —	$ —	$ —	$ —
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
NET ASSETS REPRESENTED BY:
Paid in capital	$42,010,905	$232,504,716	$415,771,547	$1,096,063,994	$618,877,500
Total accumulated earnings (loss)	2,626,553	24,873,336	77,996,344	242,240,698	121,426,403
Net assets	$44,637,458	$257,378,052	$493,767,891	$1,338,304,692	$740,303,903
Class 1 (unlimited shares authorized):
Net assets	$ 148,952	$ 355,436	$ 3,154,487	$ 8,266,347	$711,797,259
Shares of beneficial interest issued and outstanding	14,014	27,445	219,038	546,850	55,982,285
Net asset value, offering and redemption price per share	$ 10.63	$ 12.95	$ 14.40	$ 15.12	$ 12.71
Class 2 (unlimited shares authorized):
Net assets	$ —	$ —	$ —	$ —	$ —
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$ —	$ —	$ —	$ —	$ —
Class 3 (unlimited shares authorized):
Net assets	$44,488,506	$257,022,616	$490,613,404	$1,330,038,345	$ 28,506,644
Shares of beneficial interest issued and outstanding	4,207,286	19,890,440	34,212,863	88,301,437	2,259,648
Net asset value, offering and redemption price per share	$ 10.57	$ 12.92	$ 14.34	$ 15.06	$ 12.62
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Invesco Growth Opportunities	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income
ASSETS:
Investments at value (unaffiliated)*	$280,292,157	$438,935,520	$430,584,785	$172,381,842	$968,591,304
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	2,333,010	5,821	5,464,657	10,055,360	1,433,177
Foreign cash*	87,638	—	56,544	309,361	—
Cash collateral for futures contracts	—	—	18,588	351,940	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	633,016	—	—
Receivable for:
Fund shares sold	—	107,303	167,956	—	—
Dividends and interest	8,988	340,035	1,892,348	413,345	1,568,336
Investments sold	1,303,145	—	3,691,988	—	1,061,653
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,569	1,441	3,949	1,442	3,202
Due from investment adviser for expense reimbursements/fee waivers	—	36,739	2,922	19,939	—
Variation margin on futures contracts	—	—	1,139,502	55,942	—
Unrealized appreciation on forward foreign currency contracts	—	—	34,663	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	284,027,507	439,426,859	443,690,918	183,589,171	972,657,672
LIABILITIES:
Payable for:
Fund shares redeemed	103,180	126,863	222,449	63,259	526,407
Investments purchased	1,256,532	985,016	2,838,936	—	1,205,014
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	174,865	312,283	224,849	176,859	455,939
Service fees—Class 2	307	1,007	2,278	275	1,172
Service fees—Class 3	30,324	36,179	61,937	24,324	71,385
Transfer agent fees	476	475	447	447	531
Trustees' fees and expenses	2,141	3,496	3,662	1,571	9,853
Other accrued expenses	74,705	92,163	173,750	346,814	125,967
Accrued foreign tax on capital gains	—	—	—	44,532	—
Variation margin on futures contracts	—	—	495,963	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	18,657	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	1,642,530	1,557,482	4,042,928	658,081	2,396,268
Commitments and contingent liabilities (Note 5)
Net assets	$282,384,977	$437,869,377	$439,647,990	$182,931,090	$970,261,404
* Cost
Investments (unaffiliated)	$243,059,626	$246,009,691	$406,244,720	$177,971,912	$741,409,542
Investments (affiliated)	$ —	$ —	$ —	$ —	$ —
Foreign cash	$ 87,684	$ —	$ 61,187	$ 366,789	$ —
Proceeds from forward sales contracts	$ —	$ —	$ —	$ —	$ —
@ Premiums received on options written	$ —	$ —	$ —	$ —	$ —
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Invesco Growth Opportunities	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income
NET ASSETS REPRESENTED BY:
Paid in capital	$288,240,460	$227,731,398	$434,665,626	$217,561,499	$664,416,731
Total accumulated earnings (loss)	(5,855,483)	210,137,979	4,982,364	(34,630,409)	305,844,673
Net assets	$282,384,977	$437,869,377	$439,647,990	$182,931,090	$970,261,404
Class 1 (unlimited shares authorized):
Net assets	$136,790,112	$255,612,009	$127,180,472	$ 67,353,398	$626,754,432
Shares of beneficial interest issued and outstanding	22,222,850	14,743,776	7,139,563	9,463,602	19,692,292
Net asset value, offering and redemption price per share	$ 6.16	$ 17.34	$ 17.81	$ 7.12	$ 31.83
Class 2 (unlimited shares authorized):
Net assets	$ 2,412,718	$ 8,018,904	$ 17,951,927	$ 2,111,115	$ 9,185,763
Shares of beneficial interest issued and outstanding	434,381	486,083	1,011,935	297,847	289,049
Net asset value, offering and redemption price per share	$ 5.55	$ 16.50	$ 17.74	$ 7.09	$ 31.78
Class 3 (unlimited shares authorized):
Net assets	$143,182,147	$174,238,464	$294,515,591	$113,466,577	$334,321,209
Shares of beneficial interest issued and outstanding	27,546,317	10,962,888	16,725,687	16,171,962	10,624,008
Net asset value, offering and redemption price per share	$ 5.20	$ 15.89	$ 17.61	$ 7.02	$ 31.47
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA JPMorgan Global Equities	SA JPMorgan Large Cap Core^	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
ASSETS:
Investments at value (unaffiliated)*	$314,811,244	$415,307,123	$1,719,424,116	$634,459,487	$487,338,793
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	5,889,998	603,144	10,218,835	—
Cash	45,082	7	171,850	—	643,614
Foreign cash*	6,328	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	45	—	—
Receivable for:
Fund shares sold	70,662	76,944	357	50,558	20,844
Dividends and interest	600,603	395,257	12,364,749	17,976	130,181
Investments sold	—	6,242,289	8,500,182	5,134,752	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,436	1,439	1,871	2,600	1,436
Due from investment adviser for expense reimbursements/fee waivers	—	24,958	144,940	3,215	8,979
Variation margin on futures contracts	—	—	913,476	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	315,535,355	427,938,015	1,742,124,730	649,887,423	488,143,847
LIABILITIES:
Payable for:
Fund shares redeemed	151,564	190,169	719,847	189,059	252,195
Investments purchased	—	5,580,732	27,156,895	6,205,553	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	201,631	262,322	869,638	411,557	122,897
Service fees—Class 2	325	419	697	1,853	—
Service fees—Class 3	11,163	24,341	176,134	80,712	10,893
Transfer agent fees	392	519	504	615	308
Trustees' fees and expenses	2,617	3,551	14,156	5,073	2,522
Other accrued expenses	93,910	88,942	241,238	90,534	113,807
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	8,050
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	41
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	461,602	6,150,995	29,179,109	6,984,956	510,713
Commitments and contingent liabilities (Note 5)
Net assets	$315,073,753	$421,787,020	$1,712,945,621	$642,902,467	$487,633,134
* Cost
Investments (unaffiliated)	$231,296,131	$359,892,814	$1,851,521,879	$544,330,856	$364,493,619
Investments (affiliated)	$ —	$ —	$ —	$ —	$ —
Foreign cash	$ 6,340	$ —	$ —	$ —	$ —
Proceeds from forward sales contracts	$ —	$ —	$ —	$ —	$ —
@ Premiums received on options written	$ —	$ —	$ —	$ —	$ —
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA JPMorgan Global Equities	SA JPMorgan Large Cap Core^	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
NET ASSETS REPRESENTED BY:
Paid in capital	$207,119,379	$308,987,218	$1,894,135,514	$580,915,224	$341,001,007
Total accumulated earnings (loss)	107,954,374	112,799,802	(181,189,893)	61,987,243	146,632,127
Net assets	$315,073,753	$421,787,020	$1,712,945,621	$642,902,467	$487,633,134
Class 1 (unlimited shares authorized):
Net assets	$259,065,932	$302,715,901	$ 874,966,644	$245,623,702	$435,365,188
Shares of beneficial interest issued and outstanding	13,419,761	14,368,609	107,579,946	14,452,356	19,129,168
Net asset value, offering and redemption price per share	$ 19.30	$ 21.07	$ 8.13	$ 17.00	$ 22.76
Class 2 (unlimited shares authorized):
Net assets	$ 2,588,857	$ 3,274,813	$ 5,478,522	$ 14,556,579	$ —
Shares of beneficial interest issued and outstanding	134,416	155,351	675,550	931,049	—
Net asset value, offering and redemption price per share	$ 19.26	$ 21.08	$ 8.11	$ 15.63	$ —
Class 3 (unlimited shares authorized):
Net assets	$ 53,418,964	$115,796,306	$ 832,500,455	$382,722,186	$ 52,267,946
Shares of beneficial interest issued and outstanding	2,807,113	5,542,180	103,499,462	25,851,449	2,313,054
Net asset value, offering and redemption price per share	$ 19.03	$ 20.89	$ 8.04	$ 14.80	$ 22.60

^	See Note 1
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
ASSETS:
Investments at value (unaffiliated)*	$3,100,372,998	$455,554,801	$649,617,341	$890,916,276	$491,717,358
Investments at value (affiliated)*	3,719,271	1,155,812	—	—	—
Repurchase agreements (cost approximates value)	3,855,530	—	—	—	—
Cash	18	384,275	697	1,523	15,095
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	16	—	—	—	35
Receivable for:
Fund shares sold	318,980	72,481	113,407	2,093	5,816
Dividends and interest	2,192,237	539,778	90,433	476,990	1,630,204
Investments sold	—	—	—	—	4,231,716
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,483	1,437	1,437	1,439	1,634
Due from investment adviser for expense reimbursements/fee waivers	366,917	7,961	—	30,103	—
Variation margin on futures contracts	—	—	—	—	100,594
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	3,110,828,450	457,716,545	649,823,315	891,428,424	497,702,452
LIABILITIES:
Payable for:
Fund shares redeemed	1,705,789	229,080	297,159	557,980	227,696
Investments purchased	—	—	—	—	5,512,030
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	971,643	116,559	360,052	514,647	274,222
Service fees—Class 2	—	—	395	800	2,215
Service fees—Class 3	22,731	12,485	40,868	65,825	73,879
Transfer agent fees	560	308	476	497	420
Trustees' fees and expenses	24,205	2,849	5,159	8,032	4,264
Other accrued expenses	314,874	112,465	116,191	124,407	126,533
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	209,300	12,075	—	—	37,125
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	28	—	—	—
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	3,249,102	485,849	820,300	1,272,188	6,258,384
Commitments and contingent liabilities (Note 5)
Net assets	$3,107,579,348	$457,230,696	$649,003,015	$890,156,236	$491,444,068
* Cost
Investments (unaffiliated)	$1,443,387,377	$429,582,225	$430,513,225	$596,085,799	$434,769,398
Investments (affiliated)	$ 2,906,229	$ 830,445	$ —	$ —	$ —
Foreign cash	$ —	$ —	$ —	$ —	$ —
Proceeds from forward sales contracts	$ —	$ —	$ —	$ —	$ —
@ Premiums received on options written	$ —	$ —	$ —	$ —	$ —
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
NET ASSETS REPRESENTED BY:
Paid in capital	$1,258,875,234	$377,505,214	$358,245,325	$483,611,644	$407,134,574
Total accumulated earnings (loss)	1,848,704,114	79,725,482	290,757,690	406,544,592	84,309,494
Net assets	$3,107,579,348	$457,230,696	$649,003,015	$890,156,236	$491,444,068
Class 1 (unlimited shares authorized):
Net assets	$2,999,319,775	$397,682,696	$450,388,559	$572,700,786	$127,040,838
Shares of beneficial interest issued and outstanding	87,900,850	21,642,966	31,502,743	27,011,311	7,164,413
Net asset value, offering and redemption price per share	$ 34.12	$ 18.37	$ 14.30	$ 21.20	$ 17.73
Class 2 (unlimited shares authorized):
Net assets	$ —	$ —	$ 3,116,959	$ 6,307,029	$ 17,365,652
Shares of beneficial interest issued and outstanding	—	—	219,949	296,752	976,985
Net asset value, offering and redemption price per share	$ —	$ —	$ 14.17	$ 21.25	$ 17.77
Class 3 (unlimited shares authorized):
Net assets	$ 108,259,573	$ 59,548,000	$195,497,497	$311,148,421	$347,037,578
Shares of beneficial interest issued and outstanding	3,192,293	3,266,917	14,008,815	14,784,574	19,644,237
Net asset value, offering and redemption price per share	$ 33.91	$ 18.23	$ 13.96	$ 21.05	$ 17.67
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
ASSETS:
Investments at value (unaffiliated)*	$442,608,053	$340,000,253	$463,968,472	$ 513,194,030	$251,928,345
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	4,205,625	—	1,682,091	695,800,000	—
Cash	—	3,281,560	10	918,485	512,375
Foreign cash*	—	2,133,379	585,876	948,437	—
Cash collateral for futures contracts	—	—	—	34,005,000	—
Cash collateral for centrally cleared swap contracts	—	—	—	581,000	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	79,014	—	—	—	—
Dividends and interest	117,928	1,911,270	2,848,561	2,620,038	4,124,321
Investments sold	—	—	—	117,543,102	1,438,619
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	152,141	—
Prepaid expenses and other assets	1,437	1,436	1,494	1,441	1,435
Due from investment adviser for expense reimbursements/fee waivers	—	14,745	30,833	—	—
Variation margin on futures contracts	—	—	—	390,462	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	281,933	—
Swap premiums paid	—	—	—	10,882	—
Unrealized appreciation on swap contracts	—	—	—	3,607,660	—
Total assets	447,012,057	347,342,643	469,117,337	1,370,054,611	258,005,095
LIABILITIES:
Payable for:
Fund shares redeemed	95,098	195,237	265,406	694,720	110,935
Investments purchased	112,051	—	—	409,849,431	4,257,356
Payments on swap contracts	—	—	—	181,688	—
Investment advisory and management fees	113,400	246,542	333,391	687,229	136,834
Service fees—Class 2	—	739	1,007	—	687
Service fees—Class 3	15,525	23,926	69,824	200,213	26,792
Transfer agent fees	504	531	392	140	531
Trustees' fees and expenses	3,550	3,043	4,705	8,697	2,090
Other accrued expenses	104,210	117,591	205,253	139,157	107,129
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	79,341	—	—	10,882,910	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	2,738,071	—
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	13,853	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	200,486	—
Swap premiums received	—	—	—	612,004	—
Unrealized depreciation on swap contracts	—	—	—	134,315	—
Total liabilities	523,679	587,609	879,978	426,342,914	4,642,354
Commitments and contingent liabilities (Note 5)
Net assets	$446,488,378	$346,755,034	$468,237,359	$ 943,711,697	$253,362,741
* Cost
Investments (unaffiliated)	$368,034,600	$299,063,019	$444,576,690	$ 535,440,007	$254,053,740
Investments (affiliated)	$ —	$ —	$ —	$ —	$ —
Foreign cash	$ —	$ 2,137,955	$ 585,799	$ 986,406	$ —
Proceeds from forward sales contracts	$ —	$ —	$ —	$ —	$ —
@ Premiums received on options written	$ —	$ —	$ —	$ 17,215	$ —
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
NET ASSETS REPRESENTED BY:
Paid in capital	$362,776,143	$310,812,759	$454,538,316	$1,086,395,269	$273,812,144
Total accumulated earnings (loss)	83,712,235	35,942,275	13,699,043	(142,683,572)	(20,449,403)
Net assets	$446,488,378	$346,755,034	$468,237,359	$ 943,711,697	$253,362,741
Class 1 (unlimited shares authorized):
Net assets	$373,133,622	$228,421,609	$135,147,547	$ 190,994	$121,138,842
Shares of beneficial interest issued and outstanding	27,419,715	24,254,599	10,097,609	20,172	23,349,949
Net asset value, offering and redemption price per share	$ 13.61	$ 9.42	$ 13.38	$ 9.47	$ 5.19
Class 2 (unlimited shares authorized):
Net assets	$ —	$ 5,759,585	$ 7,600,738	$ —	$ 5,401,593
Shares of beneficial interest issued and outstanding	—	613,951	567,084	—	1,040,445
Net asset value, offering and redemption price per share	$ —	$ 9.38	$ 13.40	$ —	$ 5.19
Class 3 (unlimited shares authorized):
Net assets	$ 73,354,756	$112,573,840	$325,489,074	$ 943,520,703	$126,822,306
Shares of beneficial interest issued and outstanding	5,438,930	12,042,375	24,356,457	100,727,886	24,637,430
Net asset value, offering and redemption price per share	$ 13.49	$ 9.35	$ 13.36	$ 9.37	$ 5.15
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
ASSETS:
Investments at value (unaffiliated)*	$335,007,494	$456,198,986	$285,665,293	$700,788,204	$1,473,011,491
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	11,757,150	—	—
Cash	1,909	14	786	15	3,380
Foreign cash*	4	390,024	—	39,065	333,795
Cash collateral for futures contracts	—	8,285,927	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	39,646	42,126	67,503	125,858	—
Dividends and interest	917,166	2,377,384	66,033	1,696,432	5,614,118
Investments sold	—	359,555	4,368	1,904,644	14,976,117
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	2,389	—
Prepaid expenses and other assets	1,438	1,438	1,436	1,439	1,442
Due from investment adviser for expense reimbursements/fee waivers	14,244	2,669	6,530	—	—
Variation margin on futures contracts	—	500,469	—	26,827	—
Unrealized appreciation on forward foreign currency contracts	397,027	134,704	—	—	—
Swap premiums paid	—	—	—	26,113	—
Unrealized appreciation on swap contracts	—	—	—	11,977	—
Total assets	336,378,928	468,293,296	297,569,099	704,622,963	1,493,940,343
LIABILITIES:
Payable for:
Fund shares redeemed	164,323	279,137	59,292	1,128,002	196,937
Investments purchased	—	1,130,358	—	2,629,245	31,241,078
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	266,134	329,802	89,232	409,282	939,292
Service fees—Class 2	588	—	—	—	—
Service fees—Class 3	20,752	98,004	12,773	147,399	307,383
Transfer agent fees	560	112	503	139	140
Trustees' fees and expenses	2,844	4,123	2,406	5,134	12,649
Other accrued expenses	109,614	138,685	107,588	139,611	234,126
Accrued foreign tax on capital gains	—	—	—	—	21,279
Variation margin on futures contracts	—	2,061,454	365,007	10,041	4,820,892
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	32,343	—	41,928	2,400,044
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	412,118	279,691	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	976,933	4,353,709	636,801	4,510,781	40,173,820
Commitments and contingent liabilities (Note 5)
Net assets	$335,401,995	$463,939,587	$296,932,298	$700,112,182	$1,453,766,523
* Cost
Investments (unaffiliated)	$283,974,688	$441,535,434	$270,067,896	$625,764,556	$1,359,699,767
Investments (affiliated)	$ —	$ —	$ —	$ —	$ —
Foreign cash	$ 4	$ 387,118	$ —	$ 38,915	$ 334,510
Proceeds from forward sales contracts	$ —	$ —	$ —	$ —	$ —
@ Premiums received on options written	$ —	$ —	$ —	$ —	$ —
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
NET ASSETS REPRESENTED BY:
Paid in capital	$266,378,225	$491,332,479	$277,341,870	$618,305,255	$1,426,775,084
Total accumulated earnings (loss)	69,023,770	(27,392,892)	19,590,428	81,806,927	26,991,439
Net assets	$335,401,995	$463,939,587	$296,932,298	$700,112,182	$1,453,766,523
Class 1 (unlimited shares authorized):
Net assets	$232,830,171	$ 259,344	$237,222,533	$ 541,999	$ 249,042
Shares of beneficial interest issued and outstanding	20,489,758	26,063	20,320,299	39,231	22,277
Net asset value, offering and redemption price per share	$ 11.36	$ 9.95	$ 11.67	$ 13.82	$ 11.18
Class 2 (unlimited shares authorized):
Net assets	$ 4,615,024	$ —	$ —	$ —	$ —
Shares of beneficial interest issued and outstanding	403,238	—	—	—	—
Net asset value, offering and redemption price per share	$ 11.44	$ —	$ —	$ —	$ —
Class 3 (unlimited shares authorized):
Net assets	$ 97,956,800	$463,680,243	$ 59,709,765	$699,570,183	$1,453,517,481
Shares of beneficial interest issued and outstanding	8,579,861	46,644,196	5,158,672	50,734,697	130,110,308
Net asset value, offering and redemption price per share	$ 11.42	$ 9.94	$ 11.57	$ 13.79	$ 11.17
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
ASSETS:
Investments at value (unaffiliated)*	$1,491,823,098	$ 936,435,813	$ 93,954,618
Investments at value (affiliated)*	6,929,164,504	4,466,707,041	418,332,385
Repurchase agreements (cost approximates value)	—	—	—
Cash	96	65	1,531,708
Foreign cash*	—	523	—
Cash collateral for futures contracts	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—
Due from broker	—	—	—
Receivable for:
Fund shares sold	—	—	260,259
Dividends and interest	11,947,154	7,614,308	366,296
Investments sold	25,510,079	15,977,578	—
Written options	—	—	—
Receipts on swap contracts	—	—	—
Prepaid expenses and other assets	1,675	1,519	1,437
Due from investment adviser for expense reimbursements/fee waivers	38,841	21,715	—
Variation margin on futures contracts	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Swap premiums paid	—	—	—
Unrealized appreciation on swap contracts	—	—	—
Total assets	8,458,485,447	5,426,758,562	514,446,703
LIABILITIES:
Payable for:
Fund shares redeemed	5,462,679	3,043,289	4,561
Investments purchased	21,765,488	14,102,393	204,114
Payments on swap contracts	—	—	—
Investment advisory and management fees	1,503,414	999,639	85,716
Service fees—Class 2	—	—	—
Service fees—Class 3	1,767,685	1,137,924	107,185
Transfer agent fees	196	196	139
Trustees' fees and expenses	77,129	50,060	4,022
Other accrued expenses	367,053	241,500	127,188
Accrued foreign tax on capital gains	—	—	—
Variation margin on futures contracts	31,165,736	12,564,118	2,691,715
Due to investment adviser from expense recoupment	—	—	—
Due to custodian	—	—	—
Due to broker	45,986,685	29,295,385	929,977
Forward sales contracts, at value	—	—	—
Call and put options written, at value@	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Swap premiums received	—	—	—
Unrealized depreciation on swap contracts	—	—	—
Total liabilities	108,096,065	61,434,504	4,154,617
Commitments and contingent liabilities (Note 5)
Net assets	$8,350,389,382	$5,365,324,058	$510,292,086
* Cost
Investments (unaffiliated)	$1,580,992,702	$ 993,683,120	$ 94,843,221
Investments (affiliated)	$6,808,482,353	$4,602,663,926	$377,420,556
Foreign cash	$ —	$ 564	$ —
Proceeds from forward sales contracts	$ —	$ —	$ —
@ Premiums received on options written	$ —	$ —	$ —
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2024 — (continued)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
NET ASSETS REPRESENTED BY:
Paid in capital	$8,548,869,054	$5,661,789,336	$471,736,896
Total accumulated earnings (loss)	(198,479,672)	(296,465,278)	38,555,190
Net assets	$8,350,389,382	$5,365,324,058	$510,292,086
Class 1 (unlimited shares authorized):
Net assets	$ 521,879	$ 718,980	$ 528,467
Shares of beneficial interest issued and outstanding	48,021	64,212	44,919
Net asset value, offering and redemption price per share	$ 10.87	$ 11.20	$ 11.76
Class 2 (unlimited shares authorized):
Net assets	$ —	$ —	$ —
Shares of beneficial interest issued and outstanding	—	—	—
Net asset value, offering and redemption price per share	$ —	$ —	$ —
Class 3 (unlimited shares authorized):
Net assets	$8,349,867,503	$5,364,605,078	$509,763,619
Shares of beneficial interest issued and outstanding	767,600,792	478,539,458	43,352,494
Net asset value, offering and redemption price per share	$ 10.88	$ 11.21	$ 11.76
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2024

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 9,673,224	$ 8,188,301	$1,608,743	$ 8,111,483	$ 116,946
Dividends (affiliated)	—	—	659,723	—	—
Interest (unaffiliated)	992,469	54,666	78	9,310,507	14,133,878
Total investment income*	10,665,693	8,242,967	2,268,544	17,421,990	14,250,824
EXPENSES:
Investment advisory and management fees	10,026,460	4,559,558	571,541	5,841,363	1,705,118
Service Fees:
Class 2	111,950	12,570	—	—	15,615
Class 3	1,421,367	937,470	219,132	1,707,778	578,488
Transfer agent fees and expenses	4,171	2,136	1,324	618	4,018
Custodian and accounting fees	161,425	61,954	25,448	314,521	51,396
Reports to shareholders	51,613	15,602	2,968	19,758	13,244
Audit and tax fees	51,698	52,654	56,006	57,323	58,453
Legal fees	22,117	12,315	5,473	15,590	11,262
Trustees' fees and expenses	44,529	14,349	2,856	20,042	12,333
Interest expense	—	2,222	—	1,936	—
License fee	—	—	—	21,187	—
Other expenses	102,538	70,316	41,013	80,001	50,221
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	11,997,868	5,741,146	925,761	8,080,117	2,500,148
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(246,364)	(421,278)	(150,595)	—
Fees paid indirectly (Note 2)	(2,639)	(8,675)	—	—	—
Net expenses	11,995,229	5,486,107	504,483	7,929,522	2,500,148
Net investment income (loss)	(1,329,536)	2,756,860	1,764,061	9,492,468	11,750,676
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	186,184,033	32,154,790	877,181	(30,753,521)	(1,301,298)
Investments (affiliated)	—	—	(532,166)	—	—
Futures contracts	—	—	—	8,386,081	—
Forward contracts	—	—	—	440,489	—
Swap contracts	—	—	—	69,102	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	197	—	(95,459)	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	186,184,033	32,154,987	345,015	(21,953,308)	(1,301,298)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	254,730,235	(23,110,377)	5,730,350	59,156,899	5,875,865
Investments (affiliated)	—	—	576,091	—	—
Futures contracts	—	—	—	1,075,037	—
Forward contracts	—	—	—	(294,636)	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	114,442	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(14)	—	—	(852)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	254,730,221	(23,110,377)	6,306,441	60,050,890	5,875,865
Net realized and unrealized gain (loss) on investments and foreign currencies	440,914,254	9,044,610	6,651,456	38,097,582	4,574,567
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$439,584,718	$ 11,801,470	$8,415,517	$ 47,590,050	$16,325,243
* Net of foreign withholding taxes on interest and dividends of	$ 29,934	$ 28,822	$ —	$ 463,083	$ —
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2024 — (continued)

	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 2,403,275	$ —	$ 2,930,237	$ 8,275,668	$ 607,143
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	25,165	56,369,899	30,791	22,489	16,394,465
Total investment income*	2,428,440	56,369,899	2,961,028	8,298,157	17,001,608
EXPENSES:
Investment advisory and management fees	408,594	6,879,669	1,908,952	1,959,200	1,601,921
Service Fees:
Class 2	—	15,610	—	4,534	—
Class 3	44,003	2,296,627	34,653	366,619	210,893
Transfer agent fees and expenses	2,162	2,781	1,699	2,398	2,781
Custodian and accounting fees	109,421	155,178	144,028	29,663	69,065
Reports to shareholders	2,873	44,100	5,622	8,239	15,471
Audit and tax fees	56,456	65,093	53,065	56,476	56,151
Legal fees	12,653	19,799	13,626	10,067	12,155
Trustees' fees and expenses	2,792	38,186	6,795	7,683	16,439
Interest expense	827	1,544	16,263	2,806	88
License fee	45,957	—	—	—	106,795
Other expenses	109,303	60,113	23,493	53,119	56,925
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	795,041	9,578,700	2,208,196	2,500,804	2,148,684
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(223,582)	—	—	—	(122,193)
Fees paid indirectly (Note 2)	—	—	(61,294)	(9,404)	—
Net expenses	571,459	9,578,700	2,146,902	2,491,400	2,026,491
Net investment income (loss)	1,856,981	46,791,199	814,126	5,806,757	14,975,117
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(1,137,559)	(4,012,172)	9,348,077	(3,658,705)	(1,368,412)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(156,165)	(1,367,037)	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(90,268)	—	(51,262)	—	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(1,383,992)	(5,379,209)	9,296,815	(3,658,705)	(1,368,412)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(4,488,630)	8,266,158	30,018,387	(7,889,363)	(1,900,955)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(295,755)	415,190	—	—	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(24,213)	—	(13,184)	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(412,341)	—	(644,629)	—	—
Net unrealized gain (loss) on investments and foreign currencies	(5,220,939)	8,681,348	29,360,574	(7,889,363)	(1,900,955)
Net realized and unrealized gain (loss) on investments and foreign currencies	(6,604,931)	3,302,139	38,657,389	(11,548,068)	(3,269,367)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,747,950)	$50,093,338	$39,471,515	$ (5,741,311)	$11,705,750
* Net of foreign withholding taxes on interest and dividends of	$ 326,383	$ —	$ 409,916	$ —	$ —
** Net of foreign withholding taxes on capital gains of	$ 4,378	$ —	$ 45,208	$ —	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2024 — (continued)

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 527,422	$34,426,802	$ 5,024,688	$ 2,104,528	$ 8,349,370
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	13,852,351	237	332,963	53,633	117,165
Total investment income*	14,379,773	34,427,039	5,357,651	2,158,161	8,466,535
EXPENSES:
Investment advisory and management fees	1,541,845	8,790,265	2,805,337	670,853	2,138,398
Service Fees:
Class 2	—	55,448	—	—	7,137
Class 3	112,987	1,035,175	444,987	27,424	523,831
Transfer agent fees and expenses	2,780	3,245	2,008	1,411	1,935
Custodian and accounting fees	65,365	118,762	62,325	26,971	42,298
Reports to shareholders	14,491	35,728	11,082	4,247	10,597
Audit and tax fees	55,989	51,695	51,695	44,903	51,688
Legal fees	12,164	18,691	10,350	9,218	6,491
Trustees' fees and expenses	16,206	37,652	8,716	4,065	10,839
Interest expense	97	1,281	4,224	1,668	2,986
License fee	102,790	—	—	—	—
Other expenses	46,105	87,895	54,677	44,073	61,229
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,970,819	10,235,837	3,455,401	834,833	2,857,429
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(110,310)	(663,868)	(287,537)	—	—
Fees paid indirectly (Note 2)	—	(25,849)	—	—	—
Net expenses	1,860,509	9,546,120	3,167,864	834,833	2,857,429
Net investment income (loss)	12,519,264	24,880,919	2,189,787	1,323,328	5,609,106
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(2,163,980)	12,233,365	5,814,075	5,268,077	(3,117,967)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	11,294	—	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(2,163,980)	12,233,365	5,825,369	5,268,077	(3,117,967)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	5,904,859	7,922,308	(8,983,909)	16,982,616	14,679,536
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(7)	(860)	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	5,904,859	7,922,301	(8,984,769)	16,982,616	14,679,536
Net realized and unrealized gain (loss) on investments and foreign currencies	3,740,879	20,155,666	(3,159,400)	22,250,693	11,561,569
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,260,143	$45,036,585	$ (969,613)	$23,574,021	$17,170,675
* Net of foreign withholding taxes on interest and dividends of	$ —	$ —	$ 81,654	$ —	$ —
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2024 — (continued)

	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,332,896	$ —	$ —	$ —	$ 489,868
Dividends (affiliated)	—	1,722,075	1,709,160	6,178,327	—
Interest (unaffiliated)	793,824	—	—	—	8,676,306
Total investment income*	2,126,720	1,722,075	1,709,160	6,178,327	9,166,174
EXPENSES:
Investment advisory and management fees	604,841	87,675	88,700	325,914	1,898,742
Service Fees:
Class 2	—	—	—	—	4,258
Class 3	215,410	219,056	221,005	804,981	588,116
Transfer agent fees and expenses	1,081	773	773	772	2,317
Custodian and accounting fees	45,561	11,569	11,569	11,568	398,022
Reports to shareholders	3,839	—	—	10,197	12,496
Audit and tax fees	58,253	38,242	38,242	30,899	78,737
Legal fees	9,601	8,077	7,396	10,116	10,347
Trustees' fees and expenses	2,609	2,685	2,657	9,740	8,687
Interest expense	—	—	—	—	213,929
License fee	66,753	—	—	—	8,441
Other expenses	79,541	27,339	27,628	30,246	50,376
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,087,489	395,416	397,970	1,234,433	3,274,468
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(172,192)	(18,546)	(17,306)	—	—
Fees paid indirectly (Note 2)	(57)	—	—	—	—
Net expenses	915,240	376,870	380,664	1,234,433	3,274,468
Net investment income (loss)	1,211,480	1,345,205	1,328,496	4,943,894	5,891,706
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	283,857	—	—	—	(9,054,180)
Investments (affiliated)	—	560,719	752,785	3,873,447	—
Futures contracts	(156,331)	—	—	—	(394,050)
Forward contracts	—	—	—	—	(2,633,760)
Swap contracts	—	—	—	—	346,278
Written option contracts	—	—	—	—	6,272,639
Net realized foreign exchange gain (loss) on other assets and liabilities	(2,810)	—	—	—	(1,118,521)
Net realized gain (loss) on forward sales contacts	—	—	—	—	152,969
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	1,008,499	1,231,220	5,206,557	—
Net realized gain (loss) on investments and foreign currencies	124,716	1,569,218	1,984,005	9,080,004	(6,428,625)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	8,311,183	—	—	—	(4,598,909)
Investments (affiliated)	—	3,770,451	4,193,879	17,145,303	—
Futures contracts	99	—	—	—	768,061
Forward contracts	—	—	—	—	481,399
Forward sales contracts	—	—	—	—	(7,334)
Swap contracts	—	—	—	—	399,720
Written option contracts	—	—	—	—	(349,760)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	293	—	—	—	(27,001)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	8,311,575	3,770,451	4,193,879	17,145,303	(3,333,824)
Net realized and unrealized gain (loss) on investments and foreign currencies	8,436,291	5,339,669	6,177,884	26,225,307	(9,762,449)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,647,771	$6,684,874	$7,506,380	$31,169,201	$(3,870,743)
* Net of foreign withholding taxes on interest and dividends of	$ 60,061	$ —	$ —	$ —	$ —
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2024 — (continued)

	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,185,921	$ —	$ —	$ —	$21,447,832
Dividends (affiliated)	—	4,184,235	7,509,639	20,160,305	—
Interest (unaffiliated)	25,323	—	—	—	340,265
Total investment income*	1,211,244	4,184,235	7,509,639	20,160,305	21,788,097
EXPENSES:
Investment advisory and management fees	284,918	243,086	461,167	1,247,382	2,883,551
Service Fees:
Class 2	—	—	—	—	—
Class 3	101,411	606,884	1,146,076	3,093,050	64,545
Transfer agent fees and expenses	926	772	772	772	2,781
Custodian and accounting fees	41,581	12,207	12,207	12,240	178,602
Reports to shareholders	1,413	7,224	13,552	37,121	24,431
Audit and tax fees	58,142	33,515	40,998	40,997	56,060
Legal fees	8,484	9,574	11,493	18,283	13,832
Trustees' fees and expenses	1,249	7,337	13,699	36,439	21,366
Interest expense	11,359	—	—	—	3,883
License fee	66,753	—	—	—	246,266
Other expenses	56,887	33,135	34,980	43,053	71,278
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	633,123	953,734	1,734,944	4,529,337	3,566,595
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(190,663)	—	—	—	—
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	442,460	953,734	1,734,944	4,529,337	3,566,595
Net investment income (loss)	768,784	3,230,501	5,774,695	15,630,968	18,221,502
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	2,229,987	—	—	—	(3,601,775)
Investments (affiliated)	—	3,277,917	6,096,863	15,876,235	—
Futures contracts	(606,853)	—	—	—	923,563
Forward contracts	—	—	—	—	—
Swap contracts	114,813	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	3,014	—	—	—	(77,052)
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	4,390,465	10,711,299	31,418,292	—
Net realized gain (loss) on investments and foreign currencies	1,740,961	7,668,382	16,808,162	47,294,527	(2,755,264)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	1,703,834	—	—	—	41,500,551
Investments (affiliated)	—	12,043,826	30,379,786	92,600,937	—
Futures contracts	145,106	—	—	—	(1,152,235)
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	(20,985)	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(2,252)	—	—	—	19,042
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	1,825,703	12,043,826	30,379,786	92,600,937	40,367,358
Net realized and unrealized gain (loss) on investments and foreign currencies	3,566,664	19,712,208	47,187,948	139,895,464	37,612,094
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,335,448	$22,942,709	$52,962,643	$155,526,432	$55,833,596
* Net of foreign withholding taxes on interest and dividends of	$ 36,779	$ —	$ —	$ —	$ 1,750,032
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2024 — (continued)

	SA Invesco Growth Opportunities	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 1,180,188	$ 3,372,209	$ 5,606,569	$ 6,065,519	$ 27,193,568
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	88,071	271,073	5,858,502	125,987	161,933
Total investment income*	1,268,259	3,643,282	11,465,071	6,191,506	27,355,501
EXPENSES:
Investment advisory and management fees	1,819,732	3,544,917	2,600,020	2,077,875	5,428,565
Service Fees:
Class 2	3,520	11,079	26,623	3,319	13,947
Class 3	345,406	397,237	710,821	287,729	806,477
Transfer agent fees and expenses	2,626	2,651	2,472	2,472	2,935
Custodian and accounting fees	27,438	41,903	254,549	179,671	98,360
Reports to shareholders	7,466	14,030	17,125	8,777	26,249
Audit and tax fees	51,695	51,697	72,672	64,194	52,653
Legal fees	9,767	11,239	13,747	11,190	17,823
Trustees' fees and expenses	6,622	11,097	12,532	5,358	31,298
Interest expense	—	1,448	2,094	—	—
License fee	—	—	17,956	—	—
Other expenses	53,677	58,129	97,024	62,014	61,772
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,327,949	4,145,427	3,827,635	2,702,599	6,540,079
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(417,049)	(33,703)	(234,352)	—
Fees paid indirectly (Note 2)	(10,223)	(1,101)	(3,288)	(129)	(11,106)
Net expenses	2,317,726	3,727,277	3,790,644	2,468,118	6,528,973
Net investment income (loss)	(1,049,467)	(83,995)	7,674,427	3,723,388	20,826,528
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(11,475,722)	35,806,260	3,161,757	(8,267,976)	61,678,177
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(6,129,476)	771,770	—
Forward contracts	—	—	(627,604)	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(657)	1,790	31,381	(110,667)	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(11,476,379)	35,808,050	(3,563,942)	(7,606,873)	61,678,177
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	20,578,612	85,093,565	34,190,545	(814,765)	(70,179,695)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	1,231,235	111,169	—
Forward contracts	—	—	(51,960)	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(643)	—	4,765	(16,546)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	58,113	—
Net unrealized gain (loss) on investments and foreign currencies	20,577,969	85,093,565	35,374,585	(662,029)	(70,179,695)
Net realized and unrealized gain (loss) on investments and foreign currencies	9,101,590	120,901,615	31,810,643	(8,268,902)	(8,501,518)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 8,052,123	$120,817,620	$39,485,070	$(4,545,514)	$ 12,325,010
* Net of foreign withholding taxes on interest and dividends of	$ 9,091	$ 35,600	$ 293,661	$ 763,827	$ 45,731
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ 5,887	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2024 — (continued)

	SA JPMorgan Global Equities	SA JPMorgan Large Cap Core^	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 5,643,186	$ 6,375,923	$ 362,308	$ 2,945,765	$ 4,975,303
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	34,383	49,581	70,533,530	110,063	33,326
Total investment income*	5,677,569	6,425,504	70,895,838	3,055,828	5,008,629
EXPENSES:
Investment advisory and management fees	2,318,757	3,005,753	9,987,022	4,614,783	1,202,978
Service Fees:
Class 2	3,837	4,681	7,951	21,600	—
Class 3	122,553	270,233	2,007,933	888,056	112,832
Transfer agent fees and expenses	2,163	2,708	2,780	3,398	1,699
Custodian and accounting fees	47,298	42,270	273,743	63,148	43,793
Reports to shareholders	10,049	41,940	50,405	26,352	13,035
Audit and tax fees	64,962	64,494	98,241	51,695	59,531
Legal fees	11,134	91,880	23,532	13,227	9,829
Trustees' fees and expenses	8,703	11,544	48,099	16,951	10,393
Interest expense	2,525	144	26,958	—	5,408
License fee	—	—	2,831	—	80,199
Other expenses	57,064	56,056	64,792	55,271	53,193
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,649,045	3,591,703	12,594,287	5,754,481	1,592,890
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(250,988)	(1,664,504)	(36,584)	(71,175)
Fees paid indirectly (Note 2)	(1)	(4,785)	—	(13,127)	—
Net expenses	2,649,044	3,335,930	10,929,783	5,704,770	1,521,715
Net investment income (loss)	3,028,525	3,089,574	59,966,055	(2,648,942)	3,486,914
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	21,702,806	56,747,937	(27,264,641)	174,335	20,472,042
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(10,616,103)	—	10,658
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(47,306)	—	—	—	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	21,655,500	56,747,937	(37,880,744)	174,335	20,482,700
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	26,085,034	23,132,368	20,994,160	86,032,782	72,835,610
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	2,065,792	—	12,428
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	8,868	(72)	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	26,093,902	23,132,296	23,059,952	86,032,782	72,848,038
Net realized and unrealized gain (loss) on investments and foreign currencies	47,749,402	79,880,233	(14,820,792)	86,207,117	93,330,738
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,777,927	$82,969,807	$ 45,145,263	$83,558,175	$96,817,652
* Net of foreign withholding taxes on interest and dividends of	$ 338,724	$ 23,448	$ (2,818)	$ —	$ 1,804
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$—

^	See Note 1
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2024 — (continued)

	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 46,867,594	$ 8,045,589	$ 5,128,970	$ 13,046,298	$ 6,759,813
Dividends (affiliated)	81,056	23,508	—	—	—
Interest (unaffiliated)	574,571	20,445	91,493	237,145	8,243,002
Total investment income*	47,523,221	8,089,542	5,220,463	13,283,443	15,002,815
EXPENSES:
Investment advisory and management fees	10,941,587	1,197,348	4,209,222	6,010,626	3,172,582
Service Fees:
Class 2	—	—	4,397	9,330	26,080
Class 3	233,922	131,252	441,194	767,231	849,763
Transfer agent fees and expenses	3,089	1,699	2,626	2,977	2,317
Custodian and accounting fees	280,253	48,062	66,898	91,510	114,475
Reports to shareholders	81,284	14,098	19,545	27,719	17,210
Audit and tax fees	58,989	57,725	52,651	51,698	61,329
Legal fees	33,074	10,252	14,544	16,203	12,783
Trustees' fees and expenses	82,501	11,169	17,794	25,557	14,629
Interest expense	19,697	3,408	30,981	2,900	1,283
License fee	292,128	79,823	—	—	6,062
Other expenses	84,376	49,344	70,671	76,174	63,160
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	12,110,900	1,604,180	4,930,523	7,081,925	4,341,673
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(4,089,792)	(72,606)	—	(351,423)	—
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	8,021,108	1,531,574	4,930,523	6,730,502	4,341,673
Net investment income (loss)	39,502,113	6,557,968	289,940	6,552,941	10,661,142
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	153,658,439	49,158,517	72,653,185	106,901,408	19,178,029
Investments (affiliated)	73,576	12,198	—	—	—
Futures contracts	5,387,342	81,636	—	—	(440,971)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	12,127	4,165	1,596
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	159,119,357	49,252,351	72,665,312	106,905,573	18,738,654
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	352,916,052	3,621,637	116,791,657	7,055,834	(7,144,536)
Investments (affiliated)	236,774	132,946	—	—	—
Futures contracts	(151,281)	17,548	—	—	115,000
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(338)	3,254
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	353,001,545	3,772,131	116,791,657	7,055,496	(7,026,282)
Net realized and unrealized gain (loss) on investments and foreign currencies	512,120,902	53,024,482	189,456,969	113,961,069	11,712,372
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$551,623,015	$59,582,450	$189,746,909	$120,514,010	$22,373,514
* Net of foreign withholding taxes on interest and dividends of	$ 12,501	$ 1,466	$ 16,867	$ 75,407	$ 97,141
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2024 — (continued)

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 6,624,421	$ 8,891,453	$19,246,321	$ —	$ 2,949,752
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	178,253	86,022	181,523	46,964,427	16,125,087
Total investment income*	6,802,674	8,977,475	19,427,844	46,964,427	19,074,839
EXPENSES:
Investment advisory and management fees	1,270,731	2,898,826	4,086,215	8,169,279	1,569,008
Service Fees:
Class 2	—	9,187	11,572	—	8,087
Class 3	165,514	284,220	823,407	2,380,215	308,336
Transfer agent fees and expenses	2,781	2,935	2,162	772	2,935
Custodian and accounting fees	46,989	91,362	166,557	137,713	40,321
Reports to shareholders	11,706	14,972	11,141	26,778	9,097
Audit and tax fees	59,845	66,639	64,371	72,300	81,717
Legal fees	11,323	11,096	12,907	16,665	10,324
Trustees' fees and expenses	12,716	9,995	14,575	27,629	7,373
Interest expense	3,281	—	5,825	233,601	411
License fee	84,716	—	—	65,826	—
Other expenses	51,951	50,569	71,708	46,693	48,247
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,721,553	3,439,801	5,270,440	11,177,471	2,085,856
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(173,364)	(368,466)	—	—
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	1,721,553	3,266,437	4,901,974	11,177,471	2,085,856
Net investment income (loss)	5,081,121	5,711,038	14,525,870	35,786,956	16,988,983
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	5,117,475	1,848,669	(1,518,609)	(25,528,501)	(8,301,012)
Investments (affiliated)	—	—	—	—	—
Futures contracts	190,977	—	—	31,725,746	—
Forward contracts	—	—	—	(849,365)	—
Swap contracts	—	—	—	1,107,338	—
Written option contracts	—	—	—	160,161	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(27,550)	(261,985)	(44,000)	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	5,308,452	1,821,119	(1,780,594)	6,571,379	(8,301,012)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	8,074,404	10,162,282	23,833,069	11,473,069	19,976,884
Investments (affiliated)	—	—	—	—	—
Futures contracts	(726,773)	—	—	7,989,011	—
Forward contracts	—	—	—	245,049	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	190,366	—
Written option contracts	—	—	—	(17,569)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	16,871	27,500	(60,181)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	7,347,631	10,179,153	23,860,569	19,819,745	19,976,884
Net realized and unrealized gain (loss) on investments and foreign currencies	12,656,083	12,000,272	22,079,975	26,391,124	11,675,872
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,737,204	$17,711,310	$36,605,845	$ 62,178,080	$28,664,855
* Net of foreign withholding taxes on interest and dividends of	$ —	$ 684,057	$ 1,466,522	$ —	$ —
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2024 — (continued)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$12,701,179	$ 5,543,709	$ 3,806,847	$ 9,778,552	$ 23,957,330
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	279,422	10,047,769	233,749	3,775,719	17,611,833
Total investment income*	12,980,601	15,591,478	4,040,596	13,554,271	41,569,163
EXPENSES:
Investment advisory and management fees	3,119,441	3,864,843	994,863	4,531,317	10,872,303
Service Fees:
Class 2	6,901	—	—	—	—
Class 3	239,061	1,148,441	139,191	1,630,629	3,556,836
Transfer agent fees and expenses	3,090	618	2,781	772	772
Custodian and accounting fees	73,699	173,727	85,723	192,576	351,635
Reports to shareholders	11,942	13,114	7,357	23,466	40,240
Audit and tax fees	66,084	49,978	59,843	46,329	51,892
Legal fees	11,315	14,038	10,069	19,100	27,296
Trustees' fees and expenses	10,375	13,390	8,609	19,539	41,673
Interest expense	748	15,779	4,228	1,771	5,818
License fee	15,125	17,957	68,662	—	21,187
Other expenses	57,851	88,470	78,467	83,049	118,927
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,615,632	5,400,355	1,459,793	6,548,548	15,088,579
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(166,840)	(99,666)	(66,606)	—	—
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	3,448,792	5,300,689	1,393,187	6,548,548	15,088,579
Net investment income (loss)	9,531,809	10,290,789	2,647,409	7,005,723	26,480,584
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	11,491,901	3,728,838	4,764,114	6,632,905	10,642,912
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	6,557,100	(151,610)	(324,842)	13,032,343
Forward contracts	(689,328)	(2,918,104)	—	—	(62)
Swap contracts	—	—	—	48,213	—
Written option contracts	—	—	—	4,834	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(68,198)	977	—	(10,772)	23,539
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	10,734,375	7,368,811	4,612,504	6,350,338	23,698,732
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	7,070,527	21,850,963	(2,864,573)	69,578,027	97,438,075
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	4,244,002	(136,072)	13,917	9,846,857
Forward contracts	323,392	153,843	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	(13,735)	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	8,546	2,988	—	8,570	19,417
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	13,081
Net unrealized gain (loss) on investments and foreign currencies	7,402,465	26,251,796	(3,000,645)	69,586,779	107,317,430
Net realized and unrealized gain (loss) on investments and foreign currencies	18,136,840	33,620,607	1,611,859	75,937,117	131,016,162
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,668,649	$43,911,396	$ 4,259,268	$82,942,840	$157,496,746
* Net of foreign withholding taxes on interest and dividends of	$ 451,564	$ 221,147	$ 5,897	$ 404,682	$ 803,585
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$1,926
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2024 — (continued)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 11,376,200	$ 7,485,665	$ 4,007,086
Dividends (affiliated)	111,182,109	68,573,302	6,640,196
Interest (unaffiliated)	31,678,803	20,700,813	344,856
Total investment income*	154,237,112	96,759,780	10,992,138
EXPENSES:
Investment advisory and management fees	17,743,516	11,824,887	973,809
Service Fees:
Class 2	—	—	—
Class 3	20,865,714	13,466,900	1,216,676
Transfer agent fees and expenses	1,082	1,082	788
Custodian and accounting fees	118,321	82,152	54,687
Reports to shareholders	224,495	141,340	14,082
Audit and tax fees	45,790	45,792	38,270
Legal fees	87,923	61,173	12,249
Trustees' fees and expenses	241,110	156,777	14,438
Interest expense	2,764,237	1,760,717	19,772
License fee	6,062	6,062	—
Other expenses	183,851	76,872	37,028
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	42,282,101	27,623,754	2,381,799
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(314,476)	(182,649)	—
Fees paid indirectly (Note 2)	—	—	—
Net expenses	41,967,625	27,441,105	2,381,799
Net investment income (loss)	112,269,487	69,318,675	8,610,339
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(310,155,126)	(196,641,583)	(4,114,387)
Investments (affiliated)	(20,700,735)	(15,812,822)	7,480,119
Futures contracts	103,677,225	19,866,685	5,368,978
Forward contracts	—	—	—
Swap contracts	—	—	—
Written option contracts	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—
Net realized gain (loss) on forward sales contacts	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	219,583,567	165,609,467	8,195,241
Net realized gain (loss) on investments and foreign currencies	(7,595,069)	(26,978,253)	16,929,951
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	101,675,441	62,193,143	226,299
Investments (affiliated)	455,166,543	276,563,587	20,696,630
Futures contracts	42,869,138	14,074,618	4,461,798
Forward contracts	—	—	—
Forward sales contracts	—	—	—
Swap contracts	—	—	—
Written option contracts	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	10,434	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	599,711,122	352,841,782	25,384,727
Net realized and unrealized gain (loss) on investments and foreign currencies	592,116,053	325,863,529	42,314,678
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 704,385,540	$ 395,182,204	$50,925,017
* Net of foreign withholding taxes on interest and dividends of	$ —	$ —	$ —
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock Multi-Factor 70/30
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ (1,329,536)	$ (2,894,681)	$ 2,756,860	$ 3,599,727	$ 1,764,061	$ 1,294,530
Net realized gain (loss) on investments and foreign currencies	186,184,033	119,109,340	32,154,987	43,513,097	345,015	(4,892,226)
Net unrealized gain (loss) on investments and foreign currencies	254,730,221	(411,991,477)	(23,110,377)	(68,008,039)	6,306,441	(425,142)
Net increase (decrease) in net assets resulting from operations	439,584,718	(295,776,818)	11,801,470	(20,895,215)	8,415,517	(4,022,838)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(72,678,700)	(165,453,929)	(9,992,241)	(32,235,000)	(6,664)	(4,350)
Distributable earnings — Class 2	(5,617,906)	(11,906,879)	(782,888)	(2,363,139)	—	—
Distributable earnings — Class 3	(44,140,990)	(89,913,868)	(35,519,276)	(103,762,111)	(1,754,196)	(2,140,078)
Total distributions to shareholders	(122,437,596)	(267,274,676)	(46,294,405)	(138,360,250)	(1,760,860)	(2,144,428)
CAPITAL SHARE TRANSACTIONS (Note 7)	(180,516,621)	221,692,646	(13,568,607)	92,221,812	7,219,043	28,927,122
TOTAL INCREASE (DECREASE) IN NET ASSETS	136,630,501	(341,358,848)	(48,061,542)	(67,033,653)	13,873,700	22,759,856
NET ASSETS:
Beginning of period	1,618,018,583	1,959,377,431	543,190,432	610,224,085	83,264,359	60,504,503
End of period	$1,754,649,084	$1,618,018,583	$495,128,890	$ 543,190,432	$97,138,059	$83,264,359
	SA BlackRock VCP Global Multi Asset		SA DFA Ultra Short Bond		SA Emerging Markets Equity Index
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 9,492,468	$ 6,162,858	$ 11,750,676	$ 3,640,590	$ 1,856,981	$ 2,104,344
Net realized gain (loss) on investments and foreign currencies	(21,953,308)	(54,973,364)	(1,301,298)	(2,994,021)	(1,383,992)	(3,395,243)
Net unrealized gain (loss) on investments and foreign currencies	60,050,890	(35,851,394)	5,875,865	(4,060,337)	(5,220,939)	(12,833,412)
Net increase (decrease) in net assets resulting from operations	47,590,050	(84,661,900)	16,325,243	(3,413,768)	(4,747,950)	(14,124,311)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(3,744)	(50)	(1,475,435)	—	(1,800,299)	(1,462,948)
Distributable earnings — Class 2	—	—	(100,361)	—	—	—
Distributable earnings — Class 3	(4,724,394)	(48,987)	(2,126,912)	—	(427,260)	(276,676)
Total distributions to shareholders	(4,728,138)	(49,037)	(3,702,708)	—	(2,227,559)	(1,739,624)
CAPITAL SHARE TRANSACTIONS (Note 7)	(60,568,118)	(38,973,559)	(43,319,917)	22,884,715	(4,492,226)	3,084,962
TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,706,206)	(123,684,496)	(30,697,382)	19,470,947	(11,467,735)	(12,778,973)
NET ASSETS:
Beginning of period	708,768,416	832,452,912	388,245,013	368,774,066	97,335,933	110,114,906
End of period	$691,062,210	$ 708,768,416	$357,547,631	$388,245,013	$ 85,868,198	$ 97,335,933
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Federated Hermes Corporate Bond		SA Fidelity Institutional AM® International Growth		SA Fidelity Institutional AM® Real Estate
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 46,791,199	$ 46,386,006	$ 814,126	$ 806,319	$ 5,806,757	$ 4,862,947
Net realized gain (loss) on investments and foreign currencies	(5,379,209)	(32,231,161)	9,296,815	(6,902,856)	(3,658,705)	15,250,943
Net unrealized gain (loss) on investments and foreign currencies	8,681,348	(145,522,733)	29,360,574	(26,687,484)	(7,889,363)	(55,386,082)
Net increase (decrease) in net assets resulting from operations	50,093,338	(131,367,888)	39,471,515	(32,784,021)	(5,741,311)	(35,272,192)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(14,188,265)	(17,786,186)	(751,481)	(24,580,538)	(7,719,960)	(11,624,150)
Distributable earnings — Class 2	(353,089)	(483,210)	—	—	(231,104)	(306,535)
Distributable earnings — Class 3	(31,423,030)	(35,737,563)	(26,266)	(1,116,131)	(11,348,703)	(14,542,026)
Total distributions to shareholders	(45,964,384)	(54,006,959)	(777,747)	(25,696,669)	(19,299,767)	(26,472,711)
CAPITAL SHARE TRANSACTIONS (Note 7)	44,484,722	(52,682,044)	(44,415,852)	(12,238,774)	(6,587,709)	48,664,086
TOTAL INCREASE (DECREASE) IN NET ASSETS	48,613,676	(238,056,891)	(5,722,084)	(70,719,464)	(31,628,787)	(13,080,817)
NET ASSETS:
Beginning of period	1,335,618,118	1,573,675,009	259,367,402	330,086,866	289,205,766	302,286,583
End of period	$1,384,231,794	$1,335,618,118	$253,645,318	$259,367,402	$257,576,979	$289,205,766
	SA Fixed Income Index		SA Fixed Income Intermediate Index		SA Franklin BW U.S. Large Cap Value
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 14,975,117	$ 11,928,270	$ 12,519,264	$ 8,647,091	$ 24,880,919	$ 27,302,716
Net realized gain (loss) on investments and foreign currencies	(1,368,412)	(1,131,946)	(2,163,980)	(1,507,873)	12,233,365	117,344,189
Net unrealized gain (loss) on investments and foreign currencies	(1,900,955)	(56,176,113)	5,904,859	(29,549,517)	7,922,301	(102,812,161)
Net increase (decrease) in net assets resulting from operations	11,705,750	(45,379,789)	16,260,143	(22,410,299)	45,036,585	41,834,744
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(10,239,188)	(10,281,208)	(8,100,026)	(6,646,054)	(90,614,388)	(160,589,818)
Distributable earnings — Class 2	—	—	—	—	(4,450,948)	(7,378,708)
Distributable earnings — Class 3	(1,846,498)	(1,539,205)	(714,842)	(461,635)	(49,342,171)	(82,947,133)
Total distributions to shareholders	(12,085,686)	(11,820,413)	(8,814,868)	(7,107,689)	(144,407,507)	(250,915,659)
CAPITAL SHARE TRANSACTIONS (Note 7)	2,542,781	38,072,773	(25,037,941)	26,714,460	(42,188,511)	16,987,434
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,162,845	(19,127,429)	(17,592,666)	(2,803,528)	(141,559,433)	(192,093,481)
NET ASSETS:
Beginning of period	541,355,816	560,483,245	516,704,698	519,508,226	1,358,506,810	1,550,600,291
End of period	$543,518,661	$541,355,816	$499,112,032	$516,704,698	$1,216,947,377	$1,358,506,810
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Franklin Small Company Value		SA Franklin Systematic U.S. Large Cap Core		SA Franklin Systematic U.S. Large Cap Value
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 2,189,787	$ 1,019,400	$ 1,323,328	$ 2,029,324	$ 5,609,106	$ 5,666,488
Net realized gain (loss) on investments and foreign currencies	5,825,369	21,097,733	5,268,077	12,250,777	(3,117,967)	(13,788,239)
Net unrealized gain (loss) on investments and foreign currencies	(8,984,769)	(21,988,048)	16,982,616	(19,566,477)	14,679,536	6,744,069
Net increase (decrease) in net assets resulting from operations	(969,613)	129,085	23,574,021	(5,286,376)	17,170,675	(1,377,682)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(8,106,705)	(26,364,193)	(12,813,881)	(17,123,727)	(2,355,961)	(40,533,667)
Distributable earnings — Class 2	—	—	—	—	(73,523)	(1,273,144)
Distributable earnings — Class 3	(13,535,964)	(41,296,092)	(1,283,420)	(970,759)	(3,124,220)	(54,539,855)
Total distributions to shareholders	(21,642,669)	(67,660,285)	(14,097,301)	(18,094,486)	(5,553,704)	(96,346,666)
CAPITAL SHARE TRANSACTIONS (Note 7)	(11,453,422)	30,049,653	(4,489,557)	(340,703)	(33,096,835)	42,111,742
TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,065,704)	(37,481,547)	4,987,163	(23,721,565)	(21,479,864)	(55,612,606)
NET ASSETS:
Beginning of period	318,262,112	355,743,659	138,144,215	161,865,780	379,173,071	434,785,677
End of period	$284,196,408	$318,262,112	$143,131,378	$138,144,215	$357,693,207	$379,173,071
	SA Franklin Tactical Opportunities		SA Global Index Allocation 60/40		SA Global Index Allocation 75/25
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 1,211,480	$ 897,260	$ 1,345,205	$ 1,103,241	$ 1,328,496	$ 1,072,145
Net realized gain (loss) on investments and foreign currencies	124,716	200,216	1,569,218	2,694,097	1,984,005	3,468,203
Net unrealized gain (loss) on investments and foreign currencies	8,311,575	(6,048,521)	3,770,451	(9,191,853)	4,193,879	(9,565,067)
Net increase (decrease) in net assets resulting from operations	9,647,771	(4,951,045)	6,684,874	(5,394,515)	7,506,380	(5,024,719)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(5,007)	(11,413)	(2,324)	(1,097)	(18,629)	(1,660)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(1,372,984)	(4,411,384)	(4,061,676)	(815,196)	(4,507,516)	(1,083,612)
Total distributions to shareholders	(1,377,991)	(4,422,797)	(4,064,000)	(816,293)	(4,526,145)	(1,085,272)
CAPITAL SHARE TRANSACTIONS (Note 7)	3,629,006	12,271,650	7,023,264	4,345,187	8,988,350	5,654,569
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,898,786	2,897,808	9,644,138	(1,865,621)	11,968,585	(455,422)
NET ASSETS:
Beginning of period	82,044,947	79,147,139	84,644,681	86,510,302	84,490,744	84,946,166
End of period	$93,943,733	$82,044,947	$94,288,819	$84,644,681	$96,459,329	$84,490,744
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Global Index Allocation 90/10		SA Goldman Sachs Global Bond		SA Goldman Sachs Multi-Asset Insights
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 4,943,894	$ 4,239,467	$ 5,891,706	$ 3,348,819	$ 768,784	$ 419,835
Net realized gain (loss) on investments and foreign currencies	9,080,004	13,106,624	(6,428,625)	(42,736,594)	1,740,961	(3,503,716)
Net unrealized gain (loss) on investments and foreign currencies	17,145,303	(35,024,169)	(3,333,824)	(18,224,719)	1,825,703	258,789
Net increase (decrease) in net assets resulting from operations	31,169,201	(17,678,078)	(3,870,743)	(57,612,494)	4,335,448	(2,825,092)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(215,659)	(120,926)	—	—	(1,577)	(6,925)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(17,257,115)	(9,143,827)	—	—	(378,052)	(1,982,291)
Total distributions to shareholders	(17,472,774)	(9,264,753)	—	—	(379,629)	(1,989,216)
CAPITAL SHARE TRANSACTIONS (Note 7)	19,881,128	30,110,530	(18,429,464)	(23,421,295)	1,526,123	5,481,458
TOTAL INCREASE (DECREASE) IN NET ASSETS	33,577,555	3,167,699	(22,300,207)	(81,033,789)	5,481,942	667,150
NET ASSETS:
Beginning of period	316,587,302	313,419,603	316,432,724	397,466,513	39,155,516	38,488,366
End of period	$350,164,857	$316,587,302	$294,132,517	$316,432,724	$44,637,458	$39,155,516
	SA Index Allocation 60/40		SA Index Allocation 80/20		SA Index Allocation 90/10
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 3,230,501	$ 2,605,180	$ 5,774,695	$ 4,833,293	$ 15,630,968	$ 13,251,293
Net realized gain (loss) on investments and foreign currencies	7,668,382	10,913,141	16,808,162	24,449,760	47,294,527	66,347,773
Net unrealized gain (loss) on investments and foreign currencies	12,043,826	(29,284,181)	30,379,786	(58,308,470)	92,600,937	(156,938,568)
Net increase (decrease) in net assets resulting from operations	22,942,709	(15,765,860)	52,962,643	(29,025,417)	155,526,432	(77,339,502)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(19,503)	(16,262)	(194,122)	(96,648)	(506,557)	(359,776)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(13,740,439)	(11,191,981)	(29,363,941)	(20,102,842)	(79,685,817)	(49,098,452)
Total distributions to shareholders	(13,759,942)	(11,208,243)	(29,558,063)	(20,199,490)	(80,192,374)	(49,458,228)
CAPITAL SHARE TRANSACTIONS (Note 7)	10,893,075	24,096,667	17,701,854	41,725,127	55,752,375	107,755,965
TOTAL INCREASE (DECREASE) IN NET ASSETS	20,075,842	(2,877,436)	41,106,434	(7,499,780)	131,086,433	(19,041,765)
NET ASSETS:
Beginning of period	237,302,210	240,179,646	452,661,457	460,161,237	1,207,218,259	1,226,260,024
End of period	$257,378,052	$237,302,210	$493,767,891	$452,661,457	$1,338,304,692	$1,207,218,259
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA International Index		SA Invesco Growth Opportunities		SA Janus Focused Growth
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 18,221,502	$ 18,051,503	$ (1,049,467)	$ (918,278)	$ (83,995)	$ (27,803)
Net realized gain (loss) on investments and foreign currencies	(2,755,264)	(8,763,147)	(11,476,379)	(30,714,944)	35,808,050	(17,959,489)
Net unrealized gain (loss) on investments and foreign currencies	40,367,358	(37,469,634)	20,577,969	(19,602,806)	85,093,565	(92,608,195)
Net increase (decrease) in net assets resulting from operations	55,833,596	(28,181,278)	8,052,123	(51,236,028)	120,817,620	(110,595,487)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(16,703,556)	(18,998,030)	—	(27,527,814)	—	(56,177,771)
Distributable earnings — Class 2	—	—	—	(650,972)	—	(1,650,171)
Distributable earnings — Class 3	(615,188)	(598,068)	—	(38,841,932)	—	(35,155,542)
Total distributions to shareholders	(17,318,744)	(19,596,098)	—	(67,020,718)	—	(92,983,484)
CAPITAL SHARE TRANSACTIONS (Note 7)	(36,682,369)	26,539,566	15,529,119	71,963,437	(94,159,967)	83,074,511
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,832,483	(21,237,810)	23,581,242	(46,293,309)	26,657,653	(120,504,460)
NET ASSETS:
Beginning of period	738,471,420	759,709,230	258,803,735	305,097,044	411,211,724	531,716,184
End of period	$740,303,903	$738,471,420	$282,384,977	$258,803,735	$437,869,377	$ 411,211,724
	SA JPMorgan Diversified Balanced		SA JPMorgan Emerging Markets		SA JPMorgan Equity-Income
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 7,674,427	$ 6,739,282	$ 3,723,388	$ 6,265,907	$ 20,826,528	$ 23,140,805
Net realized gain (loss) on investments and foreign currencies	(3,563,942)	(22,551,882)	(7,606,873)	(23,689,585)	61,678,177	90,113,485
Net unrealized gain (loss) on investments and foreign currencies	35,374,585	(27,971,294)	(662,029)	(27,803,052)	(70,179,695)	(104,600,257)
Net increase (decrease) in net assets resulting from operations	39,485,070	(43,783,894)	(4,545,514)	(45,226,730)	12,325,010	8,654,033
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(1,942,664)	(19,690,973)	(2,770,764)	(2,805,573)	(73,896,732)	(105,194,082)
Distributable earnings — Class 2	(251,013)	(2,709,927)	(83,340)	(84,142)	(1,068,680)	(1,357,266)
Distributable earnings — Class 3	(3,850,077)	(41,487,135)	(4,271,597)	(4,291,952)	(38,330,398)	(41,776,834)
Total distributions to shareholders	(6,043,754)	(63,888,035)	(7,125,701)	(7,181,667)	(113,295,810)	(148,328,182)
CAPITAL SHARE TRANSACTIONS (Note 7)	(32,699,985)	38,883,916	(2,530,924)	8,156,393	(39,629,392)	(14,563,428)
TOTAL INCREASE (DECREASE) IN NET ASSETS	741,331	(68,788,013)	(14,202,139)	(44,252,004)	(140,600,192)	(154,237,577)
NET ASSETS:
Beginning of period	438,906,659	507,694,672	197,133,229	241,385,233	1,110,861,596	1,265,099,173
End of period	$439,647,990	$438,906,659	$182,931,090	$197,133,229	$ 970,261,404	$1,110,861,596
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA JPMorgan Global Equities		SA JPMorgan Large Cap Core^	SA JPMorgan Large Cap Core	SA JPMorgan MFS Core Bond
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 3,028,525	$ 4,714,364	$ 3,089,574	$ 2,603,379	$ 59,966,055	$ 45,347,145
Net realized gain (loss) on investments and foreign currencies	21,655,500	10,344,086	56,747,937	12,009,760	(37,880,744)	(64,115,233)
Net unrealized gain (loss) on investments and foreign currencies	26,093,902	(38,756,567)	23,132,296	(69,487,785)	23,059,952	(151,269,781)
Net increase (decrease) in net assets resulting from operations	50,777,927	(23,698,117)	82,969,807	(54,874,646)	45,145,263	(170,037,869)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(11,791,465)	(49,378,672)	(11,068,720)	(74,158,751)	(25,258,657)	(22,596,569)
Distributable earnings — Class 2	(120,861)	(496,829)	(118,852)	(742,299)	(150,549)	(123,503)
Distributable earnings — Class 3	(2,286,331)	(9,093,977)	(3,955,338)	(25,618,483)	(21,923,653)	(17,750,909)
Total distributions to shareholders	(14,198,657)	(58,969,478)	(15,142,910)	(100,519,532)	(47,332,859)	(40,470,981)
CAPITAL SHARE TRANSACTIONS (Note 7)	(30,898,427)	14,747,601	(55,064,095)	48,584,503	761,451	(142,009,677)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,680,843	(67,919,994)	12,762,802	(106,809,675)	(1,426,145)	(352,518,527)
NET ASSETS:
Beginning of period	309,392,910	377,312,904	409,024,218	515,833,893	1,714,371,766	2,066,890,293
End of period	$315,073,753	$309,392,910	$421,787,020	$ 409,024,218	$1,712,945,621	$1,714,371,766

^	See Note 1
	SA JPMorgan Mid-Cap Growth		SA Large Cap Growth Index		SA Large Cap Index
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ (2,648,942)	$ (2,826,341)	$ 3,486,914	$ 1,816,854	$ 39,502,113	$ 39,197,171
Net realized gain (loss) on investments and foreign currencies	174,335	(26,911,551)	20,482,700	9,468,140	159,119,357	112,977,892
Net unrealized gain (loss) on investments and foreign currencies	86,032,782	(38,944,271)	72,848,038	(77,186,120)	353,001,545	(435,782,144)
Net increase (decrease) in net assets resulting from operations	83,558,175	(68,682,163)	96,817,652	(65,901,126)	551,623,015	(283,607,081)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(60,933,304)	(10,113,463)	(37,498,322)	(150,105,826)	(197,154,273)
Distributable earnings — Class 2	—	(3,917,573)	—	—	—	—
Distributable earnings — Class 3	—	(92,085,943)	(1,231,462)	(5,399,255)	(5,048,518)	(5,412,828)
Total distributions to shareholders	—	(156,936,820)	(11,344,925)	(42,897,577)	(155,154,344)	(202,567,101)
CAPITAL SHARE TRANSACTIONS (Note 7)	(50,574,362)	147,931,560	122,474,266	56,677,918	(143,108,996)	(49,538,324)
TOTAL INCREASE (DECREASE) IN NET ASSETS	32,983,813	(77,687,423)	207,946,993	(52,120,785)	253,359,675	(535,712,506)
NET ASSETS:
Beginning of period	609,918,654	687,606,077	279,686,141	331,806,926	2,854,219,673	3,389,932,179
End of period	$642,902,467	$ 609,918,654	$487,633,134	$279,686,141	$3,107,579,348	$2,854,219,673
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Large Cap Value Index		SA MFS Blue Chip Growth		SA MFS Massachusetts Investors Trust
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 6,557,968	$ 5,965,147	$ 289,940	$ 2,766,122	$ 6,552,941	$ 6,902,504
Net realized gain (loss) on investments and foreign currencies	49,252,351	31,446,853	72,665,312	9,652,108	106,905,573	72,505,382
Net unrealized gain (loss) on investments and foreign currencies	3,772,131	(29,678,369)	116,791,657	(146,080,739)	7,055,496	(160,246,981)
Net increase (decrease) in net assets resulting from operations	59,582,450	7,733,631	189,746,909	(133,662,509)	120,514,010	(80,839,095)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(33,312,394)	(26,787,371)	(9,575,639)	(94,840,698)	(51,039,372)	(132,274,499)
Distributable earnings — Class 2	—	—	(61,235)	(575,358)	(555,676)	(1,469,080)
Distributable earnings — Class 3	(5,326,817)	(4,155,115)	(3,534,740)	(33,689,437)	(27,577,417)	(70,130,413)
Total distributions to shareholders	(38,639,211)	(30,942,486)	(13,171,614)	(129,105,493)	(79,172,465)	(203,873,992)
CAPITAL SHARE TRANSACTIONS (Note 7)	104,979,727	3,565,631	(152,316,714)	144,860,360	(70,991,374)	107,141,840
TOTAL INCREASE (DECREASE) IN NET ASSETS	125,922,966	(19,643,224)	24,258,581	(117,907,642)	(29,649,829)	(177,571,247)
NET ASSETS:
Beginning of period	331,307,730	350,950,954	624,744,434	742,652,076	919,806,065	1,097,377,312
End of period	$457,230,696	$331,307,730	$ 649,003,015	$ 624,744,434	$890,156,236	$ 919,806,065
	SA MFS Total Return		SA Mid Cap Index		SA Morgan Stanley International Equities
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 10,661,142	$ 8,330,511	$ 5,081,121	$ 4,669,591	$ 5,711,038	$ 5,563,986
Net realized gain (loss) on investments and foreign currencies	18,738,654	15,734,409	5,308,452	9,146,269	1,821,119	(5,890,536)
Net unrealized gain (loss) on investments and foreign currencies	(7,026,282)	(47,850,050)	7,347,631	(6,464,038)	10,179,153	(20,037,851)
Net increase (decrease) in net assets resulting from operations	22,373,514	(23,785,130)	17,737,204	7,351,822	17,711,310	(20,364,401)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(6,605,328)	(14,689,886)	(12,930,223)	(28,096,450)	(3,505,724)	(30,155,239)
Distributable earnings — Class 2	(874,979)	(2,005,562)	—	—	(84,122)	(845,159)
Distributable earnings — Class 3	(17,221,404)	(36,744,932)	(2,426,714)	(4,289,611)	(1,452,747)	(15,991,138)
Total distributions to shareholders	(24,701,711)	(53,440,380)	(15,356,937)	(32,386,061)	(5,042,593)	(46,991,536)
CAPITAL SHARE TRANSACTIONS (Note 7)	(9,318,100)	17,049,836	1,706,865	24,619,393	(29,933,579)	(4,917,017)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,646,297)	(60,175,674)	4,087,132	(414,846)	(17,264,862)	(72,272,954)
NET ASSETS:
Beginning of period	503,090,365	563,266,039	442,401,246	442,816,092	364,019,896	436,292,850
End of period	$491,444,068	$503,090,365	$446,488,378	$442,401,246	$346,755,034	$364,019,896
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA PIMCO RAE International Value		SA PIMCO VCP Tactical Balanced		SA PineBridge High-Yield Bond
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 14,525,870	$ 20,707,933	$ 35,786,956	$ 11,312,437	$ 16,988,983	$ 15,341,897
Net realized gain (loss) on investments and foreign currencies	(1,780,594)	(13,671,156)	6,571,379	(136,979,765)	(8,301,012)	(9,940,783)
Net unrealized gain (loss) on investments and foreign currencies	23,860,569	(24,501,349)	19,819,745	8,409,088	19,976,884	(18,194,108)
Net increase (decrease) in net assets resulting from operations	36,605,845	(17,464,572)	62,178,080	(117,258,240)	28,664,855	(12,792,994)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(5,894,137)	(15,824,475)	(8,484)	(452)	(7,537,140)	(7,335,844)
Distributable earnings — Class 2	(322,860)	(734,309)	—	—	(338,824)	(327,097)
Distributable earnings — Class 3	(13,219,175)	(32,458,235)	(38,667,452)	(2,535,412)	(7,530,346)	(7,034,826)
Total distributions to shareholders	(19,436,172)	(49,017,019)	(38,675,936)	(2,535,864)	(15,406,310)	(14,697,767)
CAPITAL SHARE TRANSACTIONS (Note 7)	(83,408,344)	(87,662,943)	(89,663,906)	(103,360,755)	(14,973,808)	(10,037,759)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(66,238,671)	(154,144,534)	(66,161,762)	(223,154,859)	(1,715,263)	(37,528,520)
NET ASSETS:
Beginning of period	534,476,030	688,620,564	1,009,873,459	1,233,028,318	255,078,004	292,606,524
End of period	$468,237,359	$ 534,476,030	$ 943,711,697	$1,009,873,459	$253,362,741	$255,078,004
	SA Putnam International Growth and Income		SA Schroders VCP Global Allocation		SA Small Cap Index
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 9,531,809	$ 9,526,021	$ 10,290,789	$ 7,401,668	$ 2,647,409	$ 2,564,741
Net realized gain (loss) on investments and foreign currencies	10,734,375	(2,502,265)	7,368,811	(36,437,100)	4,612,504	(923,390)
Net unrealized gain (loss) on investments and foreign currencies	7,402,465	(10,206,730)	26,251,796	(29,457,199)	(3,000,645)	(12,925,084)
Net increase (decrease) in net assets resulting from operations	27,668,649	(3,182,974)	43,911,396	(58,492,631)	4,259,268	(11,283,733)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(5,864,350)	(15,504,960)	(3,800)	(35,349)	(3,166,019)	(25,559,137)
Distributable earnings — Class 2	(108,345)	(301,013)	—	—	—	—
Distributable earnings — Class 3	(2,149,843)	(6,226,352)	(5,766,213)	(71,037,602)	(695,847)	(5,035,965)
Total distributions to shareholders	(8,122,538)	(22,032,325)	(5,770,013)	(71,072,951)	(3,861,866)	(30,595,102)
CAPITAL SHARE TRANSACTIONS (Note 7)	(32,906,936)	23,113,727	(54,957,509)	28,033,743	(9,052,772)	46,305,126
TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,360,825)	2,101,572	(16,816,126)	(101,531,839)	(8,655,370)	4,426,291
NET ASSETS:
Beginning of period	348,762,820	350,864,392	480,755,713	582,287,552	305,587,668	301,161,377
End of period	$335,401,995	$348,762,820	$463,939,587	$ 480,755,713	$296,932,298	$305,587,668
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA T. Rowe Price Asset Allocation Growth		SA T. Rowe Price VCP Balanced		SA VCP Dynamic Allocation
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 7,005,723	$ 5,317,891	$ 26,480,584	$ 20,865,938	$ 112,269,487	$ 92,918,987
Net realized gain (loss) on investments and foreign currencies	6,350,338	2,675,758	23,698,732	(38,033,360)	(7,595,069)	655,121,176
Net unrealized gain (loss) on investments and foreign currencies	69,586,779	(64,046,412)	107,317,430	(176,434,789)	599,711,122	(1,771,469,649)
Net increase (decrease) in net assets resulting from operations	82,942,840	(56,052,763)	157,496,746	(193,602,211)	704,385,540	(1,023,429,486)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(9,616)	(29,562)	(4,545)	(34,529)	(34,349)	(49,551)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(10,838,728)	(45,607,085)	(23,139,070)	(203,657,868)	(545,791,657)	(996,397,508)
Total distributions to shareholders	(10,848,344)	(45,636,647)	(23,143,615)	(203,692,397)	(545,826,006)	(996,447,059)
CAPITAL SHARE TRANSACTIONS (Note 7)	(7,711,861)	108,314,559	(139,656,656)	143,086,240	(642,962,277)	(135,466,701)
TOTAL INCREASE (DECREASE) IN NET ASSETS	64,382,635	6,625,149	(5,303,525)	(254,208,368)	(484,402,743)	(2,155,343,246)
NET ASSETS:
Beginning of period	635,729,547	629,104,398	1,459,070,048	1,713,278,416	8,834,792,125	10,990,135,371
End of period	$700,112,182	$635,729,547	$1,453,766,523	$1,459,070,048	$8,350,389,382	$ 8,834,792,125
	SA VCP Dynamic Strategy		SA VCP Index Allocation
	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 69,318,675	$ 59,293,890	$ 8,610,339	$ 5,135,067
Net realized gain (loss) on investments and foreign currencies	(26,978,253)	637,888,332	16,929,951	(2,997,971)
Net unrealized gain (loss) on investments and foreign currencies	352,841,782	(1,232,175,244)	25,384,727	(47,751,038)
Net increase (decrease) in net assets resulting from operations	395,182,204	(534,993,022)	50,925,017	(45,613,942)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(80,467)	(58,217)	(11,038)	(1,380)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	(594,208,882)	(478,867,896)	(12,959,143)	(1,810,069)
Total distributions to shareholders	(594,289,349)	(478,926,113)	(12,970,181)	(1,811,449)
CAPITAL SHARE TRANSACTIONS (Note 7)	(150,017,170)	(388,285,729)	(14,937,566)	10,641,161
TOTAL INCREASE (DECREASE) IN NET ASSETS	(349,124,315)	(1,402,204,864)	23,017,270	(36,784,230)
NET ASSETS:
Beginning of period	5,714,448,373	7,116,653,237	487,274,816	524,059,046
End of period	$5,365,324,058	$ 5,714,448,373	$510,292,086	$487,274,816
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    SunAmerica Series Trust (the “Trust”), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is currently comprised of 61 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”), 53 of which are included in this report. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), which is a majority-owned subsidiary of American International Group, Inc (“AIG”), serves as investment adviser for all the Portfolios of the Trust.
    Shares of the Trusts are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser and Nassau Life Insurance Company, an unaffiliated life insurance company (the “Life Companies”), and are also offered to certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each Portfolio is diversified with the exception of SA Fidelity Institutional AM® Real Estate Portfolio, SA Goldman Sachs Global Bond Portfolio, SA Janus Focused Growth Portfolio and SA MFS Blue Chip Growth Portfolio, which are non-diversified as defined by the 1940 Act.
    Effective July 5, 2023, the SA Invesco Main Street Large Cap Portfolio changed its name to SA JPMorgan Large Cap Core Portfolio.
    The investment goals for each of the Portfolios included in this report are as follows:
    The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.
    The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.
    The SA BlackRock Multi-Factor 70/30 Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% of its net assets in equity securities and 30% of its net assets in fixed income securities.
    The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.
    The SA DFA Ultra Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in bonds.
    The SA Emerging Markets Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.
    The SA Federated Hermes Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of its net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds."
    The SA Fidelity Institutional AM® International Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in non-U.S. securities, including securities of issuers located in emerging markets that demonstrate the potential for capital appreciation.
    The SA Fidelity Institutional AM® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
    The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.
    The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Intermediate Government/Credit Bond Index (the “Bloomberg Barclays US Intermediate Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Intermediate Government/Credit Bond Index or that have economic characteristics comparable to securities included in the index.
    The SA Franklin BW U.S. Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

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NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies.
    The SA Franklin Systematic U.S. Large Cap Core Portfolio seeks long-term growth of capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of U.S. issuers.
    The SA Franklin Systematic U.S. Large Cap Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, approximately 80% of its net assets in equity securities of U.S. large capitalization companies.
    The SA Franklin Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies. income securities.
    The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of its assets (with a range of 65% to 85% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Goldman Sachs Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.
    The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.
    The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of its assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds
(“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.
    The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.
    The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.
    The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.
    The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.
    The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.
    The SA JPMorgan Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of its net assets of the Portfolio will be invested in equity securities.

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NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA JPMorgan Large Cap Core Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.
    The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.
    The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.
    The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Growth or in securities that have economic characteristics comparable to securities included in the index.
    The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.
    The SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Value or in securities that have economic characteristics comparable to securities included in the index.
    The SA MFS Blue Chip Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.
    The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.
    The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities. Under normal circumstances, approximately 60% of its net assets will be invested in equity securities and approximately 40% of its assets in debt instruments.
    The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.
    The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of its net assets will be invested in equity securities that may include convertible securities.
    The SA PIMCO RAE International Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries.
    The SA PIMCO VCP Tactical Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest in a combination of fixed-income instruments and derivatives. Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its net assets to a component that gains exposure to equity markets primarily by investing in exchange-traded futures contracts and equity swaps and approximately 40% of its net assets to fixed income component.
    The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.
    The SA Putnam International Growth and Income Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.
    The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% (with the range of 50% to 70%) of its net assets to equity exposure and approximately 40% (with a range of 20% to 50%) of its net assets to fixed income exposure.
    The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.
    The SA T. Rowe Price Asset Allocation Growth Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of its net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.
    The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).
    The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).
    The SA VCP Index Allocation Portfolio seeks capital appreciation and secondarily, income while managing portfolio volatility. Its strategy is to invest under normal circumstances approximately 80% of its assets in combination of other mutual funds (“Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options (“Overlay Component”).
     Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
     Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of January 31, 2024, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
     Loans: Certain Portfolios invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.
     Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
    Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one

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NOTES TO FINANCIAL STATEMENTS — (continued)

or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
     Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
     Structured Notes: A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.
     When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
     Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
     Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
    In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries. These filing are subject to various administrative and judicial proceedings within these countries.  During the current fiscal year, such amounts recovered, excluding any foreign exchange gain (loss) and interest income amounted to $344,081, $233,168, $744,658, $623,157,and $157,523 for the SA International Index Portfolio, SA Morgan Stanley International Equities Portfolio, SA PIMCO RAE International Value Portfolio, SA Putnam International Growth and Income Portfolio, and SA T. Rowe Price VCP Balanced Portfolio, respectively, and are reflected as Dividends (unaffiliated) in the Statement of Operations.  No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

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NOTES TO FINANCIAL STATEMENTS — (continued)

    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
LIBOR Risk
    A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate, SOFR and other similar types of reference rates (each, a “Reference Rate”). LIBOR's administrator, ICE Benchmark Administration, ceased publishing most LIBOR settings (including some U.S. LIBOR settings) in 2021 and the remaining (and most widely used) U.S. Dollar LIBOR settings as of June 30, 2023. The United Kingdom Financial Conduct Authority, which regulates LIBOR, will permit the use of synthetic U.S. Dollar LIBOR rates for non-U.S. contracts through September 30, 2024, but any such rates would be considered non-representative of the underlying market.
    Since 2018, the Federal Reserve Bank of New York has published SOFR, which has been adopted under U.S. federal legislation as the replacement for U.S. Dollar LIBOR, with certain adjustments, for certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market.  There is no assurance that the composition or characteristics of SOFR or any alternative Reference Rate will be similar to or produce the same value or economic equivalence as LIBOR or that the market for SOFR-linked financial instruments will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR's discontinuance or unavailability. Neither the long-term effects of the LIBOR transition process nor its ultimate success can yet be known.
Recent Accounting and Regulatory Developments
    In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As a result of an extension in the planned discontinuation date of USD LIBOR, the FASB issued ASU No. 2022-06, “Reference Rate Reform” in December 2022, which extends the temporary relief provided by ASU 2020-04 to December 31, 2024. Management expects that the adoption of the guidance will not have a material impact on the financial statements.
    In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement”, which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASU 2022-03. The effective date for the amendments is for fiscal years beginning after
December 15, 2023 and interim periods within those fiscal years. Management expects that the adoption of the guidance will not have a material impact on the financial statements.

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    In October 2022, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds (“ETFs”) that are registered on Form N-1A to prepare and transmit tailored unaudited annual and semi-annual shareholder reports (“TSRs”), that highlight key information to investors, within
60 days of period-end. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. These rules have a compliance date of July 24, 2024.
Note 3 — Derivative Instruments
     Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
     Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
     Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
     Swap Contracts: Certain Portfolios may enter into credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared

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NOTES TO FINANCIAL STATEMENTS — (continued)

swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps

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NOTES TO FINANCIAL STATEMENTS — (continued)

outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
     Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of January 31, 2024, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended January 31, 2024. For a detailed presentation of derivatives held as of January 31, 2024, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$ —	$ —	$ —	$ —	$1,222,849	$ —	$ —	$ —
SA Federated Hermes Corporate Bond	334,551	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	19,710	—	—	—	29,471	—	—	—
SA Goldman Sachs Global Bond	638,654	3,321,127	72,220	—	104,343	2,483,585	588,685	—
SA Goldman Sachs Multi-Asset Insights	336,151	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	3,113,913	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	5,002,019	—	—	—	—	—	—	—
SA MFS Total Return	460,890	—	—	—	182,378	—	—	—
SA PIMCO VCP Tactical Balanced	1,612,017	3,601,402	—	—	1,769,458	134,315	13,853	—
SA Schroders VCP Global Allocation	1,698,046	—	—	—	863,248	—	—	—
SA T. Rowe Price Asset Allocation Growth	89,333	—	406	—	15,556	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	2,090,811	—	—	—
SA VCP Index Allocation	—	—	—	—	577,315	—	—	—
	Equity Contracts
SA BlackRock VCP Global Multi Asset	3,522,232	114,442	1,694,480	—	—	—	—	—
SA Emerging Markets Equity Index	—	—	—	—	40,466	—	—	—
SA Franklin Tactical Opportunities	80,705	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	3,336	—	—	—	6,087	—	—	—
SA International Index	79,863	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	435,402	—	—	—	228,254	—	—	—
SA JPMorgan Emerging Markets	17,121	—	—	—	—	—	—	—
SA Large Cap Growth Index	17,242	—	—	—	—	—	—	—
SA Large Cap Index	448,301	—	—	—	—	—	—	—
SA Large Cap Value Index	25,863	—	—	—	—	—	—	—
SA Mid Cap Index	8,852	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	25,842,989	—	4,500,370	—	—	—	—	—
SA Schroders VCP Global Allocation	5,168,343	—	227,245	—	82,911	—	—	—
SA Small Cap Index	372,971	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	12,055,197	—	2,743,890	—	—	—	—	—
SA VCP Dynamic Allocation	50,844,141	—	60,878,677	—	—	—	—	—
SA VCP Dynamic Strategy	10,536,316	—	38,447,907	—	—	—	—	—
SA VCP Index Allocation	6,220,054	—	970,155	—	—	—	—	—
	Credit Contracts
SA Goldman Sachs Global Bond	—	46,802	—	—	—	2,338	—	—
SA Goldman Sachs Multi-Asset Insights	—	42,603	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	6,258	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	11,977	—	—	—	—	—	—
	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	89,639	—	—	—	481,659
SA Goldman Sachs Global Bond	—	—	333,790	902,982	—	—	230,013	1,246,028
SA JPMorgan Diversified Balanced	—	—	—	34,663	176,126	—	—	18,657
SA PIMCO VCP Tactical Balanced	—	—	—	281,933	—	—	—	200,486
SA Putnam International Growth and Income	—	—	—	397,027	—	—	—	412,118

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
Portfolio	Foreign Exchange Contracts
SA Schroders VCP Global Allocation	$—	$—	$—	$134,704	$—	$—	$—	$279,691

(1)	Amount represents cumulative appreciation/depreciation on futures as disclosed in the Portfolio of Investments. Only the Variation margin on futures contracts is separately disclosed on the Statements of Assets and Liabilities.
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$ 3,747,600	$ —	$ —	$ —	$ —
SA Federated Hermes Corporate Bond	(1,367,037)	—	—	—	—
SA Franklin Tactical Opportunities	(168,376)	—	—	(5,743)	—
SA Goldman Sachs Global Bond	(394,050)	388,733	536,483	(402,428)	—
SA Goldman Sachs Multi-Asset Insights	(648,644)	—	—	—	—
SA JPMorgan Diversified Balanced	(4,764,023)	—	—	—	—
SA JPMorgan MFS Core Bond	(10,616,103)	—	—	—	—
SA Large Cap Growth Index	10,658	—	—	—	—
SA MFS Total Return	(440,971)	—	—	—	—
SA PIMCO VCP Tactical Balanced	(283,306)	1,096,546	160,161	—	—
SA Schroders VCP Global Allocation	(1,088,924)	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	(324,842)	—	4,834	—	—
SA T. Rowe Price VCP Balanced	1,883,484	—	—	—	—
SA VCP Index Allocation	85,683	—	—	—	—
	Equity Contracts
SA BlackRock VCP Global Multi Asset	4,638,481	69,102	—	(8,790,450)	—
SA Emerging Markets Equity Index	(156,165)	—	—	—	—
SA Franklin Tactical Opportunities	12,045	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	41,791	—	—	—	—
SA International Index	923,563	—	—	—	—
SA JPMorgan Diversified Balanced	(287,396)	—	—	—	—
SA JPMorgan Emerging Markets	771,770	—	—	—	—
SA Large Cap Growth Index	10,658	—	—	—	—
SA Large Cap Index	5,387,342	—	—	—	—
SA Large Cap Value Index	81,636	—	—	—	—
SA Mid Cap Index	190,977	—	—	—	—
SA PIMCO VCP Tactical Balanced	32,009,052	—	—	(8,053,989)	—
SA Schroders VCP Global Allocation	7,646,024	—	—	(3,980,684)	—
SA Small Cap Index	(151,610)	—	—	—	—
SA T. Rowe Price VCP Balanced	11,148,859	—	—	(12,264,950)	—
SA VCP Dynamic Allocation	103,677,225	—	—	(204,164,511)	—
SA VCP Dynamic Strategy	19,866,685	—	—	(131,221,275)	—
SA VCP Index Allocation	5,283,295	—	—	(4,114,114)	—
	Credit Contracts
SA Goldman Sachs Global Bond	—	(42,455)	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	114,813	—	—	—
SA PIMCO VCP Tactical Balanced	—	10,792	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	48,213	—	—	—
	Foreign Forward Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	440,489
SA Goldman Sachs Global Bond	—	—	5,736,156	(3,637,088)	(2,633,760)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Foreign Forward Exchange Contracts
SA JPMorgan Diversified Balanced	$(1,078,057)	$—	$—	$—	$ (627,604)
SA PIMCO VCP Tactical Balanced	—	—	—	—	(849,365)
SA Putnam International Growth and Income	—	—	—	—	(689,328)
SA Schroders VCP Global Allocation	—	—	—	—	(2,918,104)
SA T. Rowe Price VCP Balanced	—	—	—	—	(62)
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$ (831,481)	$ —	$ —	$ —	$ —
SA Federated Hermes Corporate Bond	415,190	—	—	—	—
SA Franklin Tactical Opportunities	(38,434)	—	—	—	—
SA Goldman Sachs Global Bond	768,061	196,810	(392,494)	230,225	—
SA Goldman Sachs Multi-Asset Insights	173,882	—	—	—	—
SA JPMorgan Diversified Balanced	953,132	—	—	—	—
SA JPMorgan MFS Core Bond	2,065,792	—	—	—	—
SA MFS Total Return	115,000	—	—	—	—
SA PIMCO VCP Tactical Balanced	(270,694)	184,108	(17,569)	—	—
SA Schroders VCP Global Allocation	468,481	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	13,917	—	—	—	—
SA T. Rowe Price VCP Balanced	(3,329,499)	—	—	—	—
SA VCP Index Allocation	(1,084,052)	—	—	—	—
	Equity Contracts
SA BlackRock VCP Global Multi Asset	1,906,518	114,442	—	384,691	—
SA Emerging Markets Equity Index	(295,755)	—	—	—	—
SA Franklin Tactical Opportunities	38,533	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	(28,776)	—	—	—	—
SA International Index	(1,152,235)	—	—	—	—
SA JPMorgan Diversified Balanced	454,229	—	—	—	—
SA JPMorgan Emerging Markets	111,169	—	—	—	—
SA Large Cap Growth Index	12,428	—	—	—	—
SA Large Cap Index	(151,281)	—	—	—	—
SA Large Cap Value Index	17,548	—	—	—	—
SA Mid Cap Index	(726,773)	—	—	—	—
SA PIMCO VCP Tactical Balanced	8,259,705	—	—	2,117,384	—
SA Schroders VCP Global Allocation	3,775,521	—	—	256,000	—
SA Small Cap Index	(136,072)	—	—	—	—
SA T. Rowe Price VCP Balanced	13,176,356	—	—	699,283	—
SA VCP Dynamic Allocation	42,869,138	—	—	26,522,091	—
SA VCP Dynamic Strategy	14,074,618	—	—	16,933,751	—
SA VCP Index Allocation	5,545,850	—	—	226,145	—
	Credit Contracts
SA Goldman Sachs Global Bond	—	202,910	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	(20,985)	—	—	—
SA PIMCO VCP Tactical Balanced	—	6,258	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	(13,735)	—	—	—
	Foreign Forward Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	(294,636)
SA Goldman Sachs Global Bond	—	—	42,734	(1,302)	481,399
SA JPMorgan Diversified Balanced	(176,126)	—	—	—	(51,960)
SA PIMCO VCP Tactical Balanced	—	—	—	—	245,049
SA Putnam International Growth and Income	—	—	—	—	323,392
SA Schroders VCP Global Allocation	—	—	—	—	153,843

(1)	Net realized gain (loss) on futures contracts

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts
    The following table represents the average monthly balances of derivatives held during the year ended January 31, 2024.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Forward Exchange Contracts(1)	Purchased Call Options Contracts(2)	Purchased Put Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Equity Swaps(2)	Written Call Option Contracts(2)	Written Put Option Contracts(2)
SA BlackRock VCP Global Multi Asset	$ 127,333,678	$ 30,279,460	$ —	$ 1,856,500	$ —	$ —	$10,603,148	$ —	$ —
SA Emerging Markets Equity Index	4,102,118	—	—	—	—	—	—	—	—
SA Federated Hermes Corporate Bond	6,286,719	—	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	4,741,386	—	1,137	—	—	—	—	—	—
SA Goldman Sachs Global Bond	103,880,162	229,217,596	146,696	250,597	634,302,449	19,472,522	—	428,449	448,623
SA Goldman Sachs Multi-Asset Insights	13,298,093	—	—	—	—	5,288,333	—	—	—
SA International Index	20,718,957	—	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	171,011,478	22,864,356	—	—	—	—	—	—	—
SA JPMorgan Emerging Markets	5,780,414	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	120,935,246	—	—	—	—	—	—	—	—
SA Large Cap Growth Index	458,427	—	—	—	—	—	—	—	—
SA Large Cap Index	33,434,596	—	—	—	—	—	—	—	—
SA Large Cap Value Index	730,168	—	—	—	—	—	—	—	—
SA MFS Total Return	21,990,036	—	—	—	—	—	—	—	—
SA Mid Cap Index	9,441,688	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	753,640,785	38,896,088	—	3,448,308	29,021,437	966,667	—	6,068	8,814
SA Putnam International Growth and Income	—	117,641,485	—	—	—	—	—	—	—
SA Schroders VCP Global Allocation	289,914,978	68,292,132	—	320,296	—	—	—	—	—
SA Small Cap Index	12,079,963	—	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	6,086,678	—	—	34	—	2,000,000	—	2,309	1,339
SA T. Rowe Price VCP Balanced	272,570,082	2,616	—	1,719,940	—	—	—	—	—
SA VCP Dynamic Allocation	1,120,025,521	—	—	54,381,061	—	—	—	—	—
SA VCP Dynamic Strategy	383,080,208	—	—	34,939,193	—	—	—	—	—
SA VCP Index Allocation	121,945,886	—	—	581,504	—	—	—	—	—

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
    The following table represents the Portfolio’s objectives for using derivative instruments for the year ended January 31, 2024:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA BlackRock VCP Global Multi Asset	2, 5	7	6	-	-	4
SA Emerging Markets Equity Index	5	-	-	-	-	-
SA Federated Hermes Corporate Bond	2	-	-	-	-	-
SA Franklin Tactical Opportunities	5	-	6	-	-	-
SA Goldman Sachs Global Bond	2	1, 7	1, 2, 7	2, 7	3, 4	-
SA Goldman Sachs Multi-Asset Insights	4	-	-	-	4	-
SA International Index	5	-	-	-	-	-
SA JPMorgan Diversified Balanced	2, 5	1	-	-	-	-
SA JPMorgan Emerging Markets	5	-	-	-	-	-
SA JPMorgan MFS Core Bond	2	-	-	-	-	-
SA Large Cap Growth Index	5	-	-	-	-	-
SA Large Cap Index	5	-	-	-	-	-

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA Large Cap Value Index	5	-	-	-	-	-
SA MFS Total Return	2	-	-	-	-	-
SA Mid Cap Index	5	-	-	-	-	-
SA PIMCO VCP Tactical Balanced	2, 5	7	2, 5, 6	2, 5	3, 5, 6	-
SA Putnam International Growth and Income	-	7	-	-	-	-
SA Schroders VCP Global Allocation	2, 5	7	5, 6	-	5	-
SA Small Cap Index	5	-	-	-	-	-
SA T. Rowe Price Asset Allocation Growth	2	-	5	-	3	-
SA T. Rowe Price VCP Balanced	2, 5	-	5	-	-	-
SA VCP Dynamic Allocation	6	-	6	-	-	-
SA VCP Dynamic Strategy	6	-	6	-	-	-
SA VCP Index Allocation	5	-	5	-	-	-

(1)	To manage foreign currency exchange rate risk.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage credit risk.
(4)	To manage against or gain exposure to certain securities and/or sectors.
(5)	To manage exposures in certain securities markets.
(6)	To manage portfolio risk.
(7)	To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.
    The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of January 31, 2024. The repurchase agreements held by the Portfolios as of January 31, 2024, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA BlackRock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$ 7,662	$ —	$—	$ 7,662	$ —	$—	$—	$ —	$ 7,662	$—	$ 7,662
Citibank, N.A.	—	—	—	—	134,487	—	—	134,487	(134,487)	—	(134,487)
Deutsche Bank AG	15,393	—	—	15,393	136,561	—	—	136,561	(121,168)	—	(121,168)
JPMorgan Chase Bank, N.A.	22,562	114,442	—	137,004	178,081	—	—	178,081	(41,077)	—	(41,077)
Morgan Stanley & Co. International PLC	9,149	—	—	9,149	31,963	—	—	31,963	(22,814)	—	(22,814)
UBS AG	34,873	—	—	34,873	567	—	—	567	34,306	—	34,306
Total	$89,639	$114,442	$—	$204,081	$481,659	$—	$—	$481,659	$(277,578)	$—	$(277,578)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Goldman Sachs Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Capital Inc.	$ —	$—	$ 43,873	$ 43,873	$ —	$—	$ 42,825	$ 42,825	$ 1,048	$ —	$ 1,048
Citibank, N.A.	—	—	8	8	—	—	332,439	332,439	(332,431)	320,047	(12,384)
Deutsche Bank AG	—	—	—	—	—	—	43,548	43,548	(43,548)	—	(43,548)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Goldman Sachs Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank, N.A.	$902,982	$—	$353,230	$1,256,212	$1,246,028	$—	$287,856	$1,533,884	$(277,672)	$277,672	$ —
Morgan Stanley & Co., Inc.	—	—	8,899	8,899	—	—	112,030	112,030	(103,131)	103,131	—
Total	$902,982	$—	$406,010	$1,308,992	$1,246,028	$—	$818,698	$2,064,726	$(755,734)	$700,850	$(54,884)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA JPMorgan Diversified Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$ 143	$—	$—	$ 143	$ —	$—	$—	$ —	$ 143	$—	$ 143
Citibank, N.A.	—	—	—	—	2,164	—	—	2,164	(2,164)	—	(2,164)
Goldman Sachs International	837	—	—	837	—	—	—	—	837	—	837
HSBC Bank PLC	—	—	—	—	919	—	—	919	(919)	—	(919)
Merrill Lynch International	6,864	—	—	6,864	3,710	—	—	3,710	3,154	—	3,154
Morgan Stanley & Co. International PLC	—	—	—	—	2,658	—	—	2,658	(2,658)	—	(2,658)
Standard Chartered Bank	—	—	—	—	8,754	—	—	8,754	(8,754)	—	(8,754)
State Street Bank & Trust Company	18,015	—	—	18,015	452	—	—	452	17,563	—	17,563
Toronto Dominion Bank	8,804	—	—	8,804	—	—	—	—	8,804	—	8,804
Total	$34,663	$—	$—	$34,663	$18,657	$—	$—	$18,657	$16,006	$—	$16,006

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA PIMCO VCP Tactical Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$ 43,495	$—	$—	$ 43,495	$ 91,425	$—	$ —	$ 91,425	$ (47,930)	$—	$ (47,930)
Barclays Bank PLC	129,676	—	—	129,676	27,913	—	—	27,913	101,763	—	101,763
Citibank, N.A.	77,094	—	—	77,094	13,485	—	—	13,485	63,609	—	63,609
Goldman Sachs International	31,668	—	—	31,668	67,663	—	1,753	69,416	(37,748)	—	(37,748)
Morgan Stanley & Co., Inc.	—	—	—	—	—	—	12,100	12,100	(12,100)	—	(12,100)
Total	$281,933	$—	$—	$281,933	$200,486	$—	$13,853	$214,339	$ 67,594	$—	$ 67,594

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$ 26,854	$—	$—	$ 26,854	$ 72,540	$—	$—	$ 72,540	$(45,686)	$—	$(45,686)
Barclays Bank PLC	3,037	—	—	3,037	14,301	—	—	14,301	(11,264)	—	(11,264)
Citibank, N.A.	35,773	—	—	35,773	14,779	—	—	14,779	20,994	—	20,994
Goldman Sachs International	16,899	—	—	16,899	69,301	—	—	69,301	(52,402)	—	(52,402)
HSBC Bank PLC	7,702	—	—	7,702	89,810	—	—	89,810	(82,108)	—	(82,108)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank, N.A.	$ 43,054	$—	$—	$ 43,054	$ 10,736	$—	$—	$ 10,736	$ 32,318	$—	$ 32,318
Morgan Stanley & Co. International PLC	67,737	—	—	67,737	33,188	—	—	33,188	34,549	—	34,549
Natwest Markets PLC	58,236	—	—	58,236	9,659	—	—	9,659	48,577	—	48,577
State Street Bank & Trust Company	31,229	—	—	31,229	27,650	—	—	27,650	3,579	—	3,579
Toronto Dominion Bank	44,174	—	—	44,174	69,964	—	—	69,964	(25,790)	—	(25,790)
UBS AG	23,151	—	—	23,151	190	—	—	190	22,961	—	22,961
Westpac Banking Corp.	39,181	—	—	39,181	—	—	—	—	39,181	—	39,181
Total	$397,027	$—	$—	$397,027	$412,118	$—	$—	$412,118	$(15,091)	$—	$(15,091)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$ 33,961	$—	$—	$ 33,961	$120,843	$—	$—	$120,843	$ (86,882)	$—	$ (86,882)
Goldman Sachs International	15,502	—	—	15,502	—	—	—	—	15,502	—	15,502
Morgan Stanley & Co. International PLC	35,997	—	—	35,997	126,459	—	—	126,459	(90,462)	—	(90,462)
UBS AG	49,244	—	—	49,244	32,389	—	—	32,389	16,855	—	16,855
Total	$134,704	$—	$—	$134,704	$279,691	$—	$—	$279,691	$(144,987)	$—	$(144,987)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA T. Rowe Price VCP Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$2,743,890	$2,743,890	$—	$—	$—	$—	$2,743,890	$(2,400,000)	$343,890
Total	$—	$—	$2,743,890	$2,743,890	$—	$—	$—	$—	$2,743,890	$(2,400,000)	$343,890

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$ 4,291,411	$ 4,291,411	$—	$—	$—	$—	$ 4,291,411	$ —	$ 4,291,411
Citibank, N.A.	—	—	23,973,600	23,973,600	—	—	—	—	23,973,600	(19,359,000)	4,614,600
Goldman Sachs International	—	—	26,123,467	26,123,467	—	—	—	—	26,123,467	(21,380,000)	4,743,467
UBS AG	—	—	6,490,199	6,490,199	—	—	—	—	6,490,199	(5,247,700)	1,242,499
Total	$—	$—	$60,878,677	$60,878,677	$—	$—	$—	$—	$60,878,677	$(45,986,700)	$14,891,977

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$ 3,394,951	$ 3,394,951	$—	$—	$—	$—	$ 3,394,951	$ (410,000)	$2,984,951
Citibank N.A.	—	—	15,296,156	15,296,156	—	—	—	—	15,296,156	(12,563,100)	2,733,056
Goldman Sachs International	—	—	15,748,148	15,748,148	—	—	—	—	15,748,148	(13,060,000)	2,688,148
UBS AG	—	—	4,008,652	4,008,652	—	—	—	—	4,008,652	(3,262,300)	746,352
Total	$—	$—	$38,447,907	$38,447,907	$—	$—	$—	$—	$38,447,907	$(29,295,400)	$9,152,507

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA VCP Index Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$970,155	$970,155	$—	$—	$—	$—	$970,155	$(930,000)	$40,155
Total	$—	$—	$970,155	$970,155	$—	$—	$—	$—	$970,155	$(930,000)	$40,155

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2024
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$ —	$ 184,483,992	$ 577,577,169	$ —	$122,437,596
SA AB Small & Mid Cap Value	9,070,861	25,503,900	17,589,838	6,735,554	39,558,851
SA BlackRock Multi-Factor 70/30	—	(415,518)	4,211,506	1,760,860	—
SA BlackRock VCP Global Multi Asset	8,425,999	(67,593,621)	6,835,020	4,728,138	—
SA DFA Ultra Short Bond	11,574,357	(10,398,199)	(215,302)	3,702,708	—
SA Emerging Markets Equity Index	1,844,378	(6,207,188)	(7,650,365)	2,227,559	—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2024
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Federated Hermes Corporate Bond	$ 42,627,100	$ (36,818,318)	$ (101,414,112)	$ 45,964,384	$ —
SA Fidelity Institutional AM® International Growth	750,326	3,314,415	48,013,041	777,747	—
SA Fidelity Institutional AM® Real Estate	5,343,364	(2,195,110)	10,948,635	5,097,326	14,202,441
SA Fixed Income Index	13,876,418	(2,500,358)	(48,627,117)	12,085,686	—
SA Fixed Income Intermediate Index	11,717,912	(3,671,853)	(23,773,213)	8,814,868	—
SA Franklin BW U.S. Large Cap Value	22,393,451	12,483,405	266,942,584	27,906,147	116,501,360
SA Franklin Small Company Value	7,278,849	2,533,815	10,419,583	973,198	20,669,471
SA Franklin Systematic U.S. Large Cap Core	1,231,023	5,303,981	26,875,467	1,899,501	12,197,800
SA Franklin Systematic U.S. Large Cap Value	5,104,224	(16,886,763)	30,638,091	5,553,704	—
SA Franklin Tactical Opportunities	430,610	—	10,709,377	1,377,991	—
SA Global Index Allocation 60/40	1,345,205	1,787,388	2,041,917	1,350,899	2,713,101
SA Global Index Allocation 75/25	1,328,496	2,142,955	3,656,531	1,348,046	3,178,099
SA Global Index Allocation 90/10	4,943,894	9,182,222	24,089,063	5,626,287	11,846,487
SA Goldman Sachs Global Bond	6,462,827	(18,837,094)	(20,359,570)	—	—
SA Goldman Sachs Multi-Asset Insights	1,068,242	(1,579,934)	3,138,245	379,629	—
SA Index Allocation 60/40	3,230,500	8,241,444	13,401,391	3,512,154	10,247,788
SA Index Allocation 80/20	5,774,695	17,110,025	55,111,623	7,126,651	22,431,412
SA Index Allocation 90/10	15,630,968	47,567,548	179,042,178	19,773,567	60,418,807
SA International Index	20,598,059	(10,988,514)	111,816,864	17,318,744	—
SA Invesco Growth Opportunities	—	(42,780,972)	36,925,489	—	—
SA Janus Focused Growth	—	20,665,791	189,472,188	—	—
SA JPMorgan Diversified Balanced	6,603,957	(14,922,084)	17,465,829	6,043,754	—
SA JPMorgan Emerging Markets	5,032,666	(31,417,706)	(8,245,371)	7,125,701	—
SA JPMorgan Equity-Income	18,703,671	61,479,151	225,661,851	23,351,431	89,944,379
SA JPMorgan Global Equities	3,767,134	21,723,082	82,464,153	4,265,171	9,933,486
SA JPMorgan Large Cap Core	24,903,179	33,293,940	54,602,681	2,722,134	12,420,776
SA JPMorgan MFS Core Bond	57,704,701	(103,481,175)	(134,702,564)	47,332,859	—
SA JPMorgan Mid-Cap Growth	—	(26,790,802)	88,778,043	—	—
SA Large Cap Growth Index	3,315,807	20,865,423	122,450,894	1,882,179	9,462,746
SA Large Cap Index	37,995,386	156,562,050	1,654,146,678	39,464,365	115,689,979
SA Large Cap Value Index	44,513,930	11,550,868	23,660,682	8,124,902	30,514,309
SA MFS Blue Chip Growth	1,782,053	72,287,082	216,688,555	2,720,760	10,450,854
SA MFS Massachusetts Investors Trust	6,025,137	107,454,655	293,064,796	6,603,573	72,568,892
SA MFS Total Return	10,026,208	18,717,362	55,752,090	8,529,339	16,172,372
SA Mid Cap Index	4,738,332	4,551,452	74,422,450	4,965,231	10,391,706
SA Morgan Stanley International Equities	5,497,100	(5,734,070)	36,179,244	5,042,593	—
SA PIMCO RAE International Value	15,214,056	(14,730,592)	13,215,580	19,436,172	—
SA PIMCO VCP Tactical Balanced	6,768,580	(115,175,398)	(33,064,183)	38,675,936	—
SA PineBridge High-Yield Bond	15,588,409	(33,835,766)	(2,202,047)	15,406,310	—
SA Putnam International Growth and Income	9,119,852	10,392,112	49,511,808	8,122,538	—
SA Schroders VCP Global Allocation	7,359,564	(27,159,759)	14,095,093	5,770,013	—
SA Small Cap Index	2,915,017	4,010,040	12,665,373	2,599,088	1,262,778
SA T. Rowe Price Asset Allocation Growth	7,010,256	7,889,622	67,262,582	5,845,602	5,002,742
SA T. Rowe Price VCP Balanced	26,273,624	(20,943,031)	95,807,720	23,143,615	—
SA VCP Dynamic Allocation	216,851,872	—	(88,361,334)	199,591,602	346,234,404
SA VCP Dynamic Strategy	72,585,220	—	(252,655,586)	131,319,428	462,969,921
SA VCP Index Allocation	21,408,075	14,359,768	36,174,538	7,986,231	4,983,950

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
	Tax Distributions
	For the year ended January 31, 2023
Portfolio	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$ —	$267,274,676
SA AB Small & Mid Cap Value	60,244,257	78,115,993
SA BlackRock Multi-Factor 70/30	1,668,813	472,460
SA BlackRock VCP Global Multi Asset	38,798	10,239
SA Emerging Markets Equity Index	1,739,624	—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
	For the year ended January 31, 2023
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Federated Hermes Corporate Bond	$ 49,220,161	$ 4,786,798
SA Fidelity Institutional AM® International Growth	18,663	25,678,006
SA Fidelity Institutional AM® Real Estate	6,242,549	20,230,162
SA Fixed Income Index	10,354,104	1,466,309
SA Fixed Income Intermediate Index	6,970,218	137,471
SA Franklin BW U.S. Large Cap Value	70,589,067	180,326,592
SA Franklin Small Company Value	26,589,142	41,071,143
SA Franklin Systematic U.S. Large Cap Core	2,722,052	15,372,434
SA Franklin Systematic U.S. Large Cap Value	30,702,602	65,644,064
SA Franklin Tactical Opportunities	3,527,339	895,458
SA Global Index Allocation 60/40	36,970	779,323
SA Global Index Allocation 75/25	91,926	993,346
SA Global Index Allocation 90/10	3,860,123	5,404,630
SA Goldman Sachs Multi-Asset Insights	564,833	1,424,383
SA Index Allocation 60/40	3,054,643	8,153,600
SA Index Allocation 80/20	6,168,023	14,031,467
SA Index Allocation 90/10	16,665,208	32,793,020
SA International Index	19,213,488	382,610
SA Invesco Growth Opportunities	4,707,000	62,313,718
SA Janus Focused Growth	1,894,477	91,089,007
SA JPMorgan Diversified Balanced	20,454,336	43,433,699
SA JPMorgan Emerging Markets	5,512,920	1,668,747
SA JPMorgan Equity-Income	25,827,824	122,500,358
SA JPMorgan Global Equities	11,425,814	47,543,664
SA JPMorgan Large Cap Core	15,092,530	85,427,002
SA JPMorgan MFS Core Bond	40,470,981	—
SA JPMorgan Mid-Cap Growth	8,179,819	148,757,001
SA Large Cap Growth Index	3,409,261	39,488,316
SA Large Cap Index	50,758,891	151,808,210
SA Large Cap Value Index	9,972,374	20,970,112
SA MFS Blue Chip Growth	39,505,299	89,600,194
SA MFS Massachusetts Investors Trust	18,684,518	185,189,474
SA MFS Total Return	8,296,295	45,144,085
SA Mid Cap Index	9,929,998	22,456,063
SA Morgan Stanley International Equities	10,487,397	36,504,139
SA PIMCO RAE International Value	35,675,614	13,341,405
SA PIMCO VCP Tactical Balanced	2,535,864	—
SA PineBridge High-Yield Bond	14,697,767	—
SA Putnam International Growth and Income	8,117,187	13,915,138
SA Schroders VCP Global Allocation	41,282,891	29,790,060
SA Small Cap Index	6,886,447	23,708,655
SA T. Rowe Price Asset Allocation Growth	9,263,848	36,372,799
SA T. Rowe Price VCP Balanced	177,540,361	26,152,036
SA VCP Dynamic Allocation	323,651,529	672,795,530
SA VCP Dynamic Strategy	134,791,969	344,134,144
SA VCP Index Allocation	14	1,811,435
    As of January 31, 2024, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA BlackRock Multi-Factor 70/30	$ —	$ 415,518
SA BlackRock VCP Global Multi Asset	—	67,593,621
SA DFA Ultra Short Bond	3,421,739	6,976,460
SA Emerging Markets Equity Index	1,912,619	4,294,569
SA Federated Hermes Corporate Bond	9,797,430	27,020,888
SA Fidelity Institutional AM® Real Estate	2,195,110	—
SA Fixed Income Index	204,664	2,295,694

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA Fixed Income Intermediate Index	$ 273,649	$ 3,398,204
SA Franklin Systematic U.S. Large Cap Value	13,611,575	3,275,188
SA Goldman Sachs Global Bond	995,342	17,841,752
SA Goldman Sachs Multi-Asset Insights	1,147,890	432,044
SA International Index	1,543,379	9,445,135
SA Invesco Growth Opportunities	41,468,422	1,312,550
SA JPMorgan Diversified Balanced	11,639,716	3,282,368
SA JPMorgan Emerging Markets	20,186,276	11,231,430
SA JPMorgan MFS Core Bond	33,431,554	70,049,621
SA JPMorgan Mid-Cap Growth	26,790,802	—
SA Morgan Stanley International Equities	2,121,824	3,612,246
SA PIMCO RAE International Value	2,708,347	12,022,245
SA PIMCO VCP Tactical Balanced	49,262,030	65,913,368
SA PineBridge High-Yield Bond	4,015,595	29,820,171
SA Schroders VCP Global Allocation	—	27,159,759
SA T. Rowe Price VCP Balanced	—	20,943,031
    The Portfolios indicated below, utilized capital loss carryforwards, which offset net realized taxable gains in the year ended January 31, 2024.
Portfolio	Capital Loss Carryforward Utilized
SA BlackRock Multi-Factor 70/30	$ 4,244,531
SA BlackRock VCP Global Multi Asset	11,288,532
SA Fidelity Institutional AM® International Growth	6,133,759
SA Goldman Sachs Multi-Asset Insights	1,667,654
SA International Index	122,223
SA Janus Focused Growth	15,554,596
SA JPMorgan Diversified Balanced	500,889
SA JPMorgan Mid-Cap Growth	325,162
SA Morgan Stanley International Equities	2,506,422
SA PIMCO RAE International Value	4,023,653
SA PIMCO VCP Tactical Balanced	28,557,485
SA PineBridge High-Yield Bond	321,491
SA Putnam International Growth and Income	1,215,421
SA Schroders VCP Global Allocation	17,493,970
SA T. Rowe Price VCP Balanced	50,489,629
    Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2024, the Portfolios elected to defer late year ordinary  losses and post October capital losses as follows:
Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA BlackRock Multi-Factor 70/30	$31,555	$2,038,886	$1,742,021
    For the year ended January 31, 2024, the reclassifications between total accumulated earnings (loss) and paid-in capital resulting from book/tax differences were as follows:
Portfolio	Accumulated Earnings(Loss)	Paid-In Capital
SA AB Growth	$1,329,536	$(1,329,536)
SA Invesco Growth Opportunities	1,050,126	(1,050,126)
SA Janus Focused Growth	82,204	(82,204)
SA JPMorgan Mid-Cap Growth	2,905,235	(2,905,235)
SA PIMCO RAE International Value	20,132	(20,132)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA AB Growth	$ 597,362,708	$ (19,785,346)	$ 577,577,362	$1,119,912,846
SA AB Small & Mid Cap Value	61,558,891	(43,969,053)	17,589,838	474,021,499
SA BlackRock Multi-Factor 70/30	6,384,964	(2,173,458)	4,211,506	93,041,421
SA BlackRock VCP Global Multi Asset	47,597,648	(40,756,900)	6,840,748	688,645,476
SA DFA Ultra Short Bond	39,977	(255,279)	(215,302)	357,635,188
SA Emerging Markets Equity Index	18,301,113	(25,171,696)	(6,870,583)	90,560,279
SA Federated Hermes Corporate Bond	6,893,730	(108,307,842)	(101,414,112)	1,419,686,523
SA Fidelity Institutional AM® International Growth	50,646,016	(1,945,310)	48,700,706	205,751,573
SA Fidelity Institutional AM® Real Estate	21,778,622	(10,829,987)	10,948,635	245,689,464
SA Fixed Income Index	1,098,802	(49,725,919)	(48,627,117)	588,062,412
SA Fixed Income Intermediate Index	1,068,418	(24,841,631)	(23,773,213)	519,466,996
SA Franklin BW U.S. Large Cap Value	282,641,450	(15,698,876)	266,942,574	948,925,694
SA Franklin Small Company Value	27,799,055	(17,378,966)	10,420,089	273,406,565
SA Franklin Systematic U.S. Large Cap Core	28,341,753	(1,466,286)	26,875,467	116,376,936
SA Franklin Systematic U.S. Large Cap Value	36,773,031	(6,134,940)	30,638,091	327,158,344
SA Franklin Tactical Opportunities	14,978,522	(4,269,866)	10,708,656	82,783,832
SA Global Index Allocation 60/40	6,333,353	(4,291,436)	2,041,917	92,329,933
SA Global Index Allocation 75/25	6,811,458	(3,154,927)	3,656,531	92,887,289
SA Global Index Allocation 90/10	31,797,257	(7,708,194)	24,089,063	326,238,649
SA Goldman Sachs Global Bond	7,653,578	(28,015,130)	(20,361,552)	318,895,912
SA Goldman Sachs Multi-Asset Insights	3,809,052	(670,927)	3,138,125	40,648,494
SA Index Allocation 60/40	22,940,509	(9,539,118)	13,401,391	244,113,000
SA Index Allocation 80/20	64,109,927	(8,998,304)	55,111,623	438,869,795
SA Index Allocation 90/10	194,036,896	(14,994,718)	179,042,178	1,159,752,549
SA International Index	172,338,171	(60,542,870)	111,795,301	625,654,897
SA Invesco Growth Opportunities	43,602,738	(6,677,203)	36,925,535	243,366,622
SA Janus Focused Growth	194,079,557	(4,607,369)	189,472,188	249,463,332
SA JPMorgan Diversified Balanced	42,379,310	(24,912,587)	17,466,723	413,207,343
SA JPMorgan Emerging Markets	16,770,249	(24,960,832)	(8,190,583)	180,589,546
SA JPMorgan Equity-Income	249,969,496	(24,307,645)	225,661,851	742,929,453
SA JPMorgan Global Equities	87,824,315	(5,360,780)	82,463,535	232,347,709
SA JPMorgan Large Cap Core	62,059,479	(7,457,116)	54,602,363	366,594,758
SA JPMorgan MFS Core Bond	10,709,456	(145,412,020)	(134,702,564)	1,854,729,823
SA JPMorgan Mid-Cap Growth	106,945,646	(18,167,603)	88,778,043	555,900,279
SA Large Cap Growth Index	127,331,503	(4,880,609)	122,450,894	364,887,899
SA Large Cap Index	1,740,469,508	(86,322,830)	1,654,146,678	1,453,801,121
SA Large Cap Value Index	46,847,189	(23,186,507)	23,660,682	433,049,931
SA MFS Blue Chip Growth	229,945,360	(13,256,805)	216,688,555	432,928,786
SA MFS Massachusetts Investors Trust	307,874,276	(14,802,462)	293,071,814	597,844,462
SA MFS Total Return	81,713,282	(25,965,883)	55,747,399	435,969,959
SA Mid Cap Index	105,435,317	(31,012,867)	74,422,450	372,391,228
SA Morgan Stanley International Equities	56,221,873	(20,019,680)	36,202,193	303,798,060
SA PIMCO RAE International Value	49,170,832	(35,881,942)	13,288,890	452,361,673
SA PIMCO VCP Tactical Balanced	10,306,625	(43,288,636)	(32,982,011)	1,246,786,172
SA PineBridge High-Yield Bond	11,791,971	(13,994,018)	(2,202,047)	254,130,392
SA Putnam International Growth and Income	69,333,490	(19,809,010)	49,524,480	285,472,981
SA Schroders VCP Global Allocation	40,085,431	(25,996,893)	14,088,538	443,068,365
SA Small Cap Index	72,600,416	(59,935,043)	12,665,373	284,757,070
SA T. Rowe Price Asset Allocation Growth	111,119,859	(43,864,137)	67,255,722	633,559,473
SA T. Rowe Price VCP Balanced	183,593,461	(87,770,301)	95,823,160	1,377,188,330
SA VCP Dynamic Allocation	545,103,312	(633,464,646)	(88,361,334)	8,509,348,937
SA VCP Dynamic Strategy	187,489,563	(440,164,530)	(252,674,967)	5,655,817,821
SA VCP Index Allocation	52,005,758	(15,831,220)	36,174,538	476,112,466

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA AB Growth	AllianceBernstein L.P.	0.700% on the first $50 million 0.650% on the next $100 million 0.600% over $150 million	No fee waiver
SA AB Small & Mid Cap Value	AllianceBernstein L.P.	0.950% on first $250 million 0.900% over $250 million	0.900% on the first $250 million 0.850% over $250 million
SA BlackRock Multi-Factor 70/30	BlackRock Investment, LLC	0.650% on the first $250 million 0.600% over $250 million	0.400% on the first $250 million 0.350% over $250 million(1)
SA BlackRock VCP Global Multi Asset	BlackRock Investment, LLC	0.860% on first $500 million 0.840% on next $2.5 billion 0.790% over $3 billion	0.850% on the first $500 million 0.810% on the next $2.5 billion 0.790% over $3 billion
SA DFA Ultra Short Bond	Dimensional Fund Advisers, L.P	0.475% on first $100 million 0.450% on next $400 million 0.425% on next $500 million 0.400% over $1 billion	No fee waiver
SA Emerging Markets Equity Index		0.450% on first $2 billion 0.400% over $2 billion	No fee waiver
SA Federated Hermes Corporate Bond	Federated Hermes Investment Management Company	0.700% on first $50 million 0.600% on next $100 million 0.550% on next $100 million 0.500% over $250 million	No fee waiver
SA Fidelity Institutional AM® International Growth	FIAM, LLC	0.780% on first $100 million 0.760% on next $100 million 0.750% over $200 million	No fee waiver
SA Fidelity Institutional AM® Real Estate	FIAM, LLC	0.800% on first $100 million 0.750% on next $400 million 0.700% over $500 million	No fee waiver
SA Fixed Income Index		0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA Fixed Income Intermediate Index		0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA Franklin BW U.S. Large Cap Value	Brandywine Global Investment Management, LLC	0.800% first $100 million 0.750% on next $400 million 0.700% over $500 million	0.670%
SA Franklin Small Company Value	Franklin Advisers, Inc.	1.00% on first $200 million 0.920% on next $300 million 0.900% over $500 million	0.950% on the first $200 million 0.870% on the next $300 million 0.850% thereafter(2)
SA Franklin Systematic U.S. Large Cap Core	Franklin Advisers, Inc.	0.500% on first $100 million 0.480% on next $150 million 0.460% on next $250 million 0.440% on next $250 million 0.430% over $750 million	No fee waiver
SA Franklin Systematic U.S. Large Cap Value	Franklin Advisers, Inc.	0.600%	No fee waiver

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Franklin Tactical Opportunities	Franklin Advisers, Inc.	0.700% on first $500 million 0.675% on next $500 million 0.650% on next $1 billion 0.625% over $2 billion	No fee waiver
SA Global Index Allocation 60/40		0.100%	No fee waiver
SA Global Index Allocation 75/25		0.100%	No fee waiver
SA Global Index Allocation 90/10		0.100%	No fee waiver
SA Goldman Sachs Global Bond	Goldman Sachs Asset Management International	0.75% first $50 million 0.65% next $100 million 0.60% next $100 million 0.55% over $250 million	No fee waiver
SA Goldman Sachs Multi-Asset Insights	Goldman Sachs Asset Management, LP	0.700% on first $500 million 0.675% on next $500 million 0.665% thereafter	No fee waiver
SA Index Allocation 60/40		0.100%	No fee waiver
SA Index Allocation 80/20		0.100%	No fee waiver
SA Index Allocation 90/10		0.100%	No fee waiver
SA International Index		0.400% on first $2 billion 0.350% over $2 billion	No fee waiver
SA Invesco Growth Opportunities	Invesco Advisers, Inc.	0.750% on first $250 million 0.700% on next $250 million 0.650% over $500 million	No fee waiver
SA Janus Focused Growth	Janus Henderson Investors US LLC	0.850%	0.750%
SA JPMorgan Diversified Balanced	J.P. Morgan Investment Management, Inc.	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $150 million 0.550% on next $200 million 0.500% over $500 million	Voluntary Waiver(3)
SA JPMorgan Emerging Markets	J.P. Morgan Investment Management, Inc.	1.150% on first $100 million 1.100% on next $100 million 1.050% over $200 million	1.000%
SA JPMorgan Equity-Income	J.P. Morgan Investment Management, Inc.	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $150 million 0.550% on next $200 million 0.500% over $500 million	No fee waiver
SA JPMorgan Global Equities	J.P. Morgan Investment Management, Inc.	0.900% on first $50 million 0.800% on next $100 million 0.700% on next $150 million 0.650% over $300 million	No fee waiver
SA JPMorgan Large Cap Core	J.P. Morgan Investment Management, Inc.	0.800% on first $50 million 0.750% on next $200 million 0.700% over $250 million	0.730% on the first $50 million 0.680% on the next $200 million 0.630% over $250 million(4)
SA JPMorgan MFS Core Bond	J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company	0.600%	0.500%

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA JPMorgan Mid-Cap Growth	J.P. Morgan Investment Management, Inc.	0.800% on first $100 million 0.750% over $100 million	0.790% on the first $100 million 0.750% on the next $400 million 0.730% over $500 million
SA Large Cap Growth Index		0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA Large Cap Index		0.400% on first $2 billion 0.320% on next $1 billion 0.280% over $3 billion	0.260% on the first $2 billion 0.180% on the next $1 billion 0.140% over $3 billion
SA Large Cap Value Index		0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA MFS Blue Chip Growth	Massachusetts Financial Services Company	0.700% on first $250 million 0.650% on next $250 million 0.600% over $500 million	No fee waiver
SA MFS Massachusetts Investors Trust	Massachusetts Financial Services Company	0.700% on first $600 million 0.650% on next $900 million 0.600% over $1.5 billion	0.660% on the first $600 million 0.610% on the next $900 million 0.560% over $1.5 billion
SA MFS Total Return	Massachusetts Financial Services Company	0.700% on first $50 million 0.650% on next $450 million 0.625% for next $250 million 0.595% for next $250 million 0.575% over $1 billion	No fee waiver
SA Mid Cap Index		0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA Morgan Stanley International Equities	Morgan Stanley Investment Management, Inc.	0.850% on first $250 million 0.800% on next $250 million 0.750% over $500 million	0.800% on the first $250 million 0.750% on the next $250 million 0.700% over $500 million
SA PIMCO RAE International Value	Pacific Investment Management Company, LLC	1.025% on first $50 million 0.865% on next $150 million 0.775% on next $300 million 0.750% over $500 million	0.765% on the first $250 million 0.740% over $250 million
SA PIMCO VCP Tactical Balanced	Pacific Investment Management Company, LLC (“PIMCO”)	0.860% on first $750 million 0.850% on next $750 million 0.820% over $1.5 billion	No fee waiver
SA PineBridge High-Yield Bond	PineBridge Investments, LLC	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $100 million 0.550% over $250 million	No fee waiver
SA Putnam International Growth and Income	Putnam Investment Management, LLC	1.000% on first $150 million 0.900% on next $150 million 0.800% over $300 million	Voluntary Waiver(5)
SA Schroders VCP Global Allocation	Schroders Investment Management North America, Inc.	0.850% on first $250 million 0.830% on next $250 million 0.790% on next $1 billion 0.770% over $1.5 billion	No fee waiver
SA Small Cap Index		0.350% on first $2 billion 0.300% over $2 billion	0.310% on first $2 billion 0.260% over $2 billion(6)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA T. Rowe Price Asset Allocation Growth	T. Rowe Price Associates, Inc.	0.700% on first $400 million 0.685% on next $500 million 0.660% on next $1 billion 0.635% thereafter	No fee waiver
SA T. Rowe Price VCP Balanced	T. Rowe Price Associates, Inc.	0.850% on first $200 million
0.820% reset at $200 million
0.820% on next $300 million
0.800% reset at $500 million
0.800% on next $500 million
0.770% reset at $1 billion
0.750% on next $1 billion
0.750% reset at $2 billion
		0.750% over $2 billion	No fee waiver
SA VCP Dynamic Allocation	AllianceBernstein L.P.	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% over $3 billion	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% next $5 billion 0.190% over $8 billion(7)
SA VCP Dynamic Strategy	AllianceBernstein L.P.	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% over $3 billion	Voluntary Waiver(8)
SA VCP Index Allocation	T. Rowe Price Associates, Inc.	0.200% on first $500 million 0.175% thereafter	No fee waiver

(1)	The Advisor has also contractually agreed to waive an additional portion of its management fee in an amount equal to the Portfolio’s expenses related to investments in exchange traded funds (“ETFs”) managed or advised by BlackRock Investment Management, LLC (“BlackRock”) or its affiliates, and this waiver will continue so long as the Portfolio invests in such ETFs.
(2)	The Advisor has also voluntarily agreed to waive its advisory fee with the respect to SA Franklin Small Company Value Portfolio, after taking into account the contractual advisory fee waiver above, so that its advisory fee payable by the Portfolio is equal to 0.90% of the Portfolio’s average daily net assets on the first $200 million, 0.82% of the Portfolio’s average daily net assets on the next $300 million, and 0.80% of the Portfolio’s average daily net assets thereafter.
(3)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its Advisory fee in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J.P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “ Morgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the Subadviser.
(4)	The information presented in the table represents the rates that became effective on July 5, 2023. Prior to that date, the Advisory Fee after Waiver was 0.75% on the first $50 million, 0.70% on the next $200 million and 0.65% on assets over $250 million for the SA JPMorgan Large Cap Core Portfolio.
(5)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the SA Putnam International Growth and Income Portfolio.
(6)	The information presented represents the rates that became effective on November 1, 2023. Prior to that date there was no advisory fee waiver.
(7)	The Advisor has also voluntarily agreed, until further notice, to waive an additional portion of its advisory fee, in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolio’ Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolio’ investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
(8)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its advisory fee, in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolio’ Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolio’ investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
    For the year ended January 31, 2024, advisory fees waived were as follows:
Portfolio	Amount
SA AB Small & Mid Cap Value	$ 246,364
SA BlackRock Multi-Factor 70/30	382,912
SA BlackRock VCP Global Multi Asset	105,049
SA Franklin BW U.S. Large Cap Value	663,868
SA Franklin Small Company Value	287,537
SA Janus Focused Growth	417,049
SA JPMorgan Diversified Balanced	33,703
SA JPMorgan Emerging Markets	234,352
SA JPMorgan Large Cap Core	250,988
SA JPMorgan MFS Core Bond	1,664,504
SA JPMorgan Mid-Cap Growth	31,728
SA Large Cap Index	4,089,792

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Amount
SA MFS Massachusetts Investors Trust	$ 351,423
SA Morgan Stanley International Equities	173,364
SA PIMCO RAE International Value	368,466
SA Putnam International Growth and Income	166,840
SA Small Cap Index	29,343
SA VCP Dynamic Allocation	314,476
SA VCP Dynamic Strategy	182,649
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to April 30, 2024, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. During the period ended January 31, 2024, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 2	Class 3
SA BlackRock Multi-Factor 70/30	0.51%	N/A	0.76%
SA BlackRock VCP Global Multi Asset	0.91%	N/A	1.16%
SA Emerging Markets Equity Index	0.58%	N/A	0.83%
SA Fidelity Institutional AM® International Growth	0.88%	N/A	1.13%
SA Fixed Income Index	0.34%	N/A	0.59%
SA Fixed Income Intermediate Index	0.34%	N/A	0.59%
SA Franklin Systematic U.S. Large Cap Core	0.70%	N/A	0.95%
SA Franklin Tactical Opportunities	0.81%	N/A	1.06%
SA Global Index Allocation 60/40	0.18%	N/A	0.43%
SA Global Index Allocation 75/25	0.18%	N/A	0.43%
SA Global Index Allocation 90/10	0.18%	N/A	0.43%
SA Goldman Sachs Multi-Asset Insights	0.81%	N/A	1.06%
SA Index Allocation 60/40	0.18%	N/A	0.43%
SA Index Allocation 80/20	0.18%	N/A	0.43%
SA Index Allocation 90/10	0.18%	N/A	0.43%
SA International Index	0.52%	N/A	0.77%
SA JPMorgan Diversified Balanced	0.83%	0.98%	1.08%
SA JPMorgan Mid-Cap Growth	0.79%	0.94%	1.04%
SA Large Cap Growth Index	0.35%	N/A	0.60%
SA Large Cap Value Index	0.35%	N/A	0.60%
SA Mid Cap Index	0.40%	N/A	0.65%
SA PIMCO VCP Tactical Balanced	0.91%	N/A	1.16%
SA Schroders VCP Global Allocation	0.90%	N/A	1.15%
SA Small Cap Index(1)	0.41%	N/A	0.66%
SA T. Rowe Price Asset Allocation Growth	0.81%	N/A	1.06%
SA T. Rowe Price VCP Balanced	0.90%	N/A	1.15%
SA VCP Index Allocation	0.28%	N/A	0.53%

(1)	The information presented represents the maximum expense limitation that became effective on November 1, 2023. Prior to that date, the maximum expense limitation was 0.45% for Class 1 and 0.70% for Class 3.
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the year ended January 31, 2024, expenses reimbursed were as follows:
Portfolio	Amount
SA BlackRock Multi-Factor 70/30	$ 39,375
SA BlackRock VCP Global Multi Asset	46,038
SA Emerging Markets Equity Index	223,582
SA Fixed Income Index	122,193
SA Fixed Income Intermediate Index	110,310
SA Franklin Tactical Opportunities	172,192
SA Global Index Allocation 60/40	19,768
SA Global Index Allocation 75/25	19,178
SA Goldman Sachs Multi-Asset Insights	190,663

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Amount
SA JPMorgan Mid-Cap Growth	$ 12,606
SA Large Cap Growth Index	71,175
SA Large Cap Value Index	72,606
SA Schroders VCP Global Allocation	100,263
SA Small Cap Index	46,735
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
    At January 31, 2024, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Amount Recouped	Balance Subject to Recoupment
Portfolio	January 31, 2024	January 31, 2025	January 31, 2026
SA BlackRock Multi-Factor 70/30	$1,009	$ 57,971	$ 39,375
SA BlackRock VCP Global Multi Asset	492	70,997	46,039
SA Emerging Markets Equity Index	—	258,444	223,582
SA Fixed Income Index	—	87,077	122,192
SA Fixed Income Intermediate Index	—	111,064	110,310
SA Franklin Tactical Opportunities	—	100,337	172,191
SA Global Index Allocation 60/40	1,222	14,063	19,768
SA Global Index Allocation 75/25	1,872	15,143	19,178
SA Goldman Sachs Multi-Asset Insights	—	110,103	190,663
SA JPMorgan Mid-Cap Growth	7,750	—	4,856
SA Large Cap Growth Index	—	47,620	71,174
SA Large Cap Value Index	—	50,965	72,606
SA Schroders VCP Global Allocation	597	60,754	100,263
SA Small Cap Index	9,472	—	37,263
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of Variable Annuity Life Insurance Company ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the year ended January 31, 2024, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.
    Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the year ended January 31, 2024, service fees were paid (see Statement of Operations) based on the aforementioned rates.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the year ended January 31, 2024 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA AB Growth	$355,872,858	$ 644,938,933	$ —	$ —
SA AB Small & Mid Cap Value	246,184,594	304,160,628	—	—
SA BlackRock Multi-Factor 70/30	64,012,904	56,863,033	—	—
SA BlackRock VCP Global Multi Asset	316,933,219	376,563,138	138,759,851	137,372,696
SA DFA Ultra Short Bond	38,167,761	154,315,393	114,524,052	170,800,928
SA Emerging Markets Equity Index	3,845,600	7,473,622	—	—
SA Federated Hermes Corporate Bond	62,947,682	60,003,512	25,424,297	—
SA Fidelity Institutional AM® International Growth	186,899,004	226,741,462	—	—
SA Fidelity Institutional AM® Real Estate	96,015,517	110,532,910	—	—
SA Fixed Income Index	30,048,638	11,489,300	44,609,532	52,462,317
SA Fixed Income Intermediate Index	38,154,111	15,573,000	38,570,409	81,825,800
SA Franklin BW U.S. Large Cap Value	523,170,134	682,217,749	—	—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Franklin Small Company Value	$177,034,016	$ 200,116,094	$ —	$ —
SA Franklin Systematic U.S. Large Cap Core	115,236,816	132,336,762	—	—
SA Franklin Systematic U.S. Large Cap Value	359,208,464	386,671,034	—	—
SA Franklin Tactical Opportunities	21,523,404	19,084,522	11,578,290	8,086,349
SA Global Index Allocation 60/40	10,277,114	7,696,253	—	—
SA Global Index Allocation 75/25	10,741,891	6,661,211	—	—
SA Global Index Allocation 90/10	24,220,577	23,040,120	—	—
SA Goldman Sachs Global Bond	103,899,023	80,213,069	852,960,124	870,434,869
SA Goldman Sachs Multi-Asset Insights	51,573,514	50,767,399	—	—
SA Index Allocation 60/40	18,823,459	22,636,734	—	—
SA Index Allocation 80/20	22,972,661	36,542,759	—	—
SA Index Allocation 90/10	65,651,056	94,573,077	—	—
SA International Index	26,342,823	41,732,297	—	—
SA Invesco Growth Opportunities	183,416,759	164,059,810	—	—
SA Janus Focused Growth	132,734,457	228,732,233	—	—
SA JPMorgan Diversified Balanced	207,958,636	237,762,631	98,937,421	91,041,076
SA JPMorgan Emerging Markets	119,662,457	128,086,618	—	—
SA JPMorgan Equity-Income	129,513,008	240,198,925	—	—
SA JPMorgan Global Equities	164,139,312	205,596,596	—	—
SA JPMorgan Large Cap Core	479,207,932	546,013,037	—	—
SA JPMorgan MFS Core Bond	125,244,585	229,895,187	593,524,856	485,990,145
SA JPMorgan Mid-Cap Growth	299,577,619	353,150,940	—	—
SA Large Cap Growth Index	332,862,941	217,271,656	—	—
SA Large Cap Index	72,048,584	277,897,327	—	—
SA Large Cap Value Index	276,113,545	202,418,385	—	—
SA MFS Blue Chip Growth	270,972,054	429,480,481	—	—
SA MFS Massachusetts Investors Trust	194,428,507	338,896,931	—	—
SA MFS Total Return	58,851,418	90,393,362	51,361,425	41,757,609
SA Mid Cap Index	84,002,968	78,294,423	—	—
SA Morgan Stanley International Equities	104,414,559	132,978,366	—	—
SA PIMCO RAE International Value	208,270,037	293,898,430	—	—
SA PIMCO VCP Tactical Balanced	55,527,584	60,430,968	159,869,482	111,019,886
SA PineBridge High-Yield Bond	90,915,555	99,647,707	—	—
SA Putnam International Growth and Income	41,690,301	73,887,348	—	—
SA Schroders VCP Global Allocation	157,472,359	222,950,539	56,121,331	64,555,322
SA Small Cap Index	37,137,020	40,352,879	—	—
SA T. Rowe Price Asset Allocation Growth	163,187,263	172,324,646	38,549,815	26,984,123
SA T. Rowe Price VCP Balanced	364,089,852	465,532,022	87,789,043	93,826,227
SA VCP Dynamic Allocation	357,104,760	1,614,727,802	565,264,734	623,001,256
SA VCP Dynamic Strategy	256,882,266	1,078,059,566	367,276,050	413,044,331
SA VCP Index Allocation	21,039,298	45,304,036	—	—
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA AB Growth Portfolio				SA AB Small & Mid Cap Value Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	306,039	$ 15,133,236	1,069,696	$ 62,529,027	74,825	$ 943,626	43,667	$ 719,124
Reinvested dividends	1,461,760	72,678,700	3,925,360	165,453,929	936,480	9,992,241	2,679,551	32,235,000
Shares redeemed	(4,612,643)	(238,787,331)	(2,366,956)	(129,084,202)	(1,661,501)	(21,184,659)	(1,302,830)	(21,151,618)
Total	(2,844,844)	$(150,975,395)	2,628,100	$ 98,898,754	(650,196)	$(10,248,792)	1,420,388	$ 11,802,506

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA AB Growth Portfolio				SA AB Small & Mid Cap Value Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 2
Shares sold	19,039	$ 977,895	42,399	$ 2,044,104	11,446	$ 140,631	1,015	$ 16,264
Reinvested dividends	115,690	5,617,906	288,302	11,906,879	73,373	782,887	196,437	2,363,139
Shares redeemed	(236,894)	(12,016,942)	(174,599)	(9,309,347)	(76,922)	(953,668)	(71,481)	(1,149,365)
Total	(102,165)	$ (5,421,141)	156,102	$ 4,641,636	7,897	$ (30,150)	125,971	$ 1,230,038
Class 3
Shares sold	368,217	$ 18,117,941	1,086,614	$ 58,132,764	1,094,073	$ 13,457,764	988,704	$ 16,175,715
Reinvested dividends	935,785	44,140,990	2,233,885	89,913,868	3,382,788	35,519,277	8,756,296	103,762,111
Shares redeemed	(1,749,413)	(86,379,016)	(570,869)	(29,894,376)	(4,230,230)	(52,266,706)	(2,610,680)	(40,748,558)
Total	(445,411)	$ (24,120,085)	2,749,630	$118,152,256	246,631	$ (3,289,665)	7,134,320	$ 79,189,268
Net increase (decrease)	(3,392,420)	$(180,516,621)	5,533,832	$221,692,646	(395,668)	$(13,568,607)	8,680,679	$ 92,221,812
	SA BlackRock Multi-Factor 70/30 Portfolio				SA BlackRock VCP Global Multi Asset Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	7,928	$ 113,546	5,896	$ 85,588	1,217	$ 11,432	964	$ 8,643
Reinvested dividends	431	6,664	313	4,350	417	3,744	6	50
Shares redeemed	(7,916)	(121,355)	(151)	(2,137)	(2,699)	(24,985)	(39,356)	(352,421)
Total	443	$ (1,145)	6,058	$ 87,801	(1,065)	$ (9,809)	(38,386)	$ (343,728)
Class 3
Shares sold	748,848	$ 11,029,049	2,016,353	$ 29,684,276	2,085,360	$ 19,539,665	1,772,390	$ 15,977,428
Reinvested dividends	113,540	1,754,196	154,291	2,140,078	527,865	4,724,394	5,743	48,987
Shares redeemed	(376,166)	(5,563,057)	(206,185)	(2,985,033)	(9,162,700)	(84,822,368)	(5,994,206)	(54,656,246)
Total	486,222	$ 7,220,188	1,964,459	$ 28,839,321	(6,549,475)	$(60,558,309)	(4,216,073)	$ (38,629,831)
Net increase (decrease)	486,665	$ 7,219,043	1,970,517	$ 28,927,122	(6,550,540)	$(60,568,118)	(4,254,459)	$ (38,973,559)
	SA DFA Ultra Short Bond Portfolio				SA Emerging Markets Equity Index Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	970,952	$ 10,166,414	3,864,473	$ 39,653,108	309,694	$ 4,101,667	453,649	$ 6,304,029
Reinvested dividends	139,984	1,475,435	—	—	141,200	1,800,299	121,507	1,462,948
Shares redeemed	(3,518,803)	(36,968,532)	(2,591,926)	(26,618,596)	(920,374)	(12,284,684)	(699,917)	(9,792,340)
Total	(2,407,867)	$ (25,326,683)	1,272,547	$ 13,034,512	(469,480)	$ (6,382,718)	(124,761)	$ (2,025,363)
Class 2
Shares sold	120,101	$ 1,239,811	131,118	$ 1,333,142
Reinvested dividends	9,659	100,361	—	—
Shares redeemed	(288,608)	(2,986,331)	(292,411)	(2,959,975)
Total	(158,848)	$ (1,646,159)	(161,293)	$ (1,626,833)
Class 3
Shares sold	3,264,327	$ 33,403,574	5,931,036	$ 59,365,581	247,409	$ 3,312,576	475,564	$ 6,510,930
Reinvested dividends	207,099	2,126,912	—	—	33,749	427,260	23,133	276,676
Shares redeemed	(5,071,221)	(51,877,561)	(4,781,443)	(47,888,545)	(138,335)	(1,849,344)	(126,780)	(1,677,281)
Total	(1,599,795)	$ (16,347,075)	1,149,593	$ 11,477,036	142,823	$ 1,890,492	371,917	$ 5,110,325
Net increase (decrease)	(4,166,510)	$ (43,319,917)	2,260,847	$ 22,884,715	(326,657)	$ (4,492,226)	247,156	$ 3,084,962

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Federated Hermes Corporate Bond Portfolio				SA Fidelity Institutional AM® International Growth Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,504,462	$ 39,765,979	1,318,843	$ 15,545,838	125,054	$ 1,917,379	183,935	$ 2,853,520
Reinvested dividends	1,310,089	14,188,265	1,652,991	17,786,186	49,116	751,481	1,923,360	24,580,538
Shares redeemed	(6,270,580)	(71,439,506)	(4,934,745)	(58,758,070)	(3,108,667)	(48,824,350)	(2,763,144)	(43,471,358)
Total	(1,456,029)	$(17,485,262)	(1,962,911)	$ (25,426,046)	(2,934,497)	$ (46,155,490)	(655,849)	$ (16,037,300)
Class 2
Shares sold	37,018	$ 423,306	21,772	$ 256,706
Reinvested dividends	32,543	353,089	44,866	483,210
Shares redeemed	(155,053)	(1,757,220)	(189,107)	(2,255,851)
Total	(85,492)	$ (980,825)	(122,469)	$ (1,515,935)
Class 3
Shares sold	8,442,894	$ 96,300,797	4,156,586	$ 48,085,072	260,257	$ 4,006,963	242,656	$ 3,701,977
Reinvested dividends	2,923,073	31,423,030	3,349,350	35,737,563	1,729	26,266	87,884	1,116,131
Shares redeemed	(5,762,048)	(64,773,018)	(9,317,452)	(109,562,698)	(143,926)	(2,293,591)	(71,850)	(1,019,582)
Total	5,603,919	$ 62,950,809	(1,811,516)	$ (25,740,063)	118,060	$ 1,739,638	258,690	$ 3,798,526
Net increase (decrease)	4,062,398	$ 44,484,722	(3,896,896)	$ (52,682,044)	(2,816,437)	$ (44,415,852)	(397,159)	$ (12,238,774)
	SA Fidelity Institutional AM® Real Estate Portfolio				SA Fixed Income Index Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,426,674	$ 16,788,297	2,384,278	$ 34,341,804	3,705,355	$ 34,649,204	7,180,991	$ 70,097,936
Reinvested dividends	753,167	7,719,959	1,041,591	11,624,150	1,144,043	10,239,188	1,148,738	10,281,208
Shares redeemed	(2,004,585)	(24,027,451)	(1,121,163)	(15,413,749)	(5,751,999)	(53,720,988)	(5,254,838)	(50,833,454)
Total	175,256	$ 480,805	2,304,706	$ 30,552,205	(902,601)	$ (8,832,596)	3,074,891	$ 29,545,690
Class 2
Shares sold	1,625	$ 19,935	13,367	$ 161,451
Reinvested dividends	22,569	231,104	27,542	306,535
Shares redeemed	(34,908)	(405,819)	(39,674)	(554,702)
Total	(10,714)	$ (154,780)	1,235	$ (86,716)
Class 3
Shares sold	687,216	$ 7,891,974	1,525,472	$ 19,557,678	2,074,962	$ 19,332,501	1,872,390	$ 17,964,287
Reinvested dividends	1,120,306	11,348,704	1,318,407	14,542,026	207,472	1,846,498	172,750	1,539,205
Shares redeemed	(2,228,314)	(26,154,412)	(1,153,238)	(15,901,107)	(1,055,188)	(9,803,622)	(1,134,518)	(10,976,409)
Total	(420,792)	$ (6,913,734)	1,690,641	$ 18,198,597	1,227,246	$ 11,375,377	910,622	$ 8,527,083
Net increase (decrease)	(256,250)	$ (6,587,709)	3,996,582	$ 48,664,086	324,645	$ 2,542,781	3,985,513	$ 38,072,773
	SA Fixed Income Intermediate Index Portfolio				SA Franklin BW U.S. Large Cap Value Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,903,192	$ 38,347,177	6,984,379	$ 68,843,311	325,906	$ 6,143,851	221,183	$ 4,912,214
Reinvested dividends	849,059	8,100,026	703,286	6,646,054	5,579,704	90,614,388	8,546,558	160,589,818
Shares redeemed	(7,985,180)	(77,670,507)	(5,400,868)	(53,098,605)	(8,283,437)	(155,900,267)	(6,911,894)	(151,310,149)
Total	(3,232,929)	$(31,223,304)	2,286,797	$ 22,390,760	(2,377,827)	$ (59,142,028)	1,855,847	$ 14,191,883
Class 2
Shares sold					64,161	$ 1,214,058	22,149	$ 485,662
Reinvested dividends					273,568	4,450,948	392,276	7,378,708
Shares redeemed					(252,667)	(4,704,172)	(321,222)	(6,936,471)
Total					85,062	$ 960,834	93,203	$ 927,899

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Fixed Income Intermediate Index Portfolio				SA Franklin BW U.S. Large Cap Value Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	1,333,147	$ 12,947,918	1,017,465	$ 9,916,048	1,487,438	$ 27,718,722	322,685	$ 7,067,443
Reinvested dividends	75,326	714,842	49,058	461,635	3,062,829	49,342,171	4,449,953	82,947,133
Shares redeemed	(771,332)	(7,477,397)	(616,347)	(6,053,983)	(3,270,452)	(61,068,210)	(4,130,619)	(88,146,924)
Total	637,141	$ 6,185,363	450,176	$ 4,323,700	1,279,815	$ 15,992,683	642,019	$ 1,867,652
Net increase (decrease)	(2,595,788)	$(25,037,941)	2,736,973	$ 26,714,460	(1,012,950)	$(42,188,511)	2,591,069	$ 16,987,434
	SA Franklin Small Company Value Portfolio				SA Franklin Systematic U.S. Large Cap Core Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	36,111	$ 560,098	55,731	$ 1,036,560	41,815	$ 750,698	103,208	$ 1,956,588
Reinvested dividends	599,608	8,106,704	1,761,135	26,364,193	779,433	12,813,881	1,053,120	17,123,727
Shares redeemed	(1,309,648)	(20,478,529)	(959,513)	(17,909,519)	(1,282,860)	(23,066,101)	(1,216,596)	(22,919,135)
Total	(673,929)	$(11,811,727)	857,353	$ 9,491,234	(461,612)	$ (9,501,522)	(60,268)	$ (3,838,820)
Class 3
Shares sold	594,571	$ 9,063,473	419,163	$ 7,801,158	260,910	$ 4,667,719	191,098	$ 3,684,753
Reinvested dividends	1,018,507	13,535,965	2,803,536	41,296,092	78,593	1,283,420	59,997	970,759
Shares redeemed	(1,473,806)	(22,241,133)	(1,623,188)	(28,538,831)	(52,464)	(939,174)	(61,349)	(1,157,395)
Total	139,272	$ 358,305	1,599,511	$ 20,558,419	287,039	$ 5,011,965	189,746	$ 3,498,117
Net increase (decrease)	(534,657)	$(11,453,422)	2,456,864	$ 30,049,653	(174,573)	$ (4,489,557)	129,478	$ (340,703)
	SA Franklin Systematic U.S. Large Cap Value Portfolio				SA Franklin Tactical Opportunities Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	116,936	$ 1,237,418	73,700	$ 981,198	6,408	$ 70,080	3,100	$ 34,895
Reinvested dividends	235,596	2,355,961	4,009,265	40,533,667	433	5,007	1,128	11,413
Shares redeemed	(2,744,050)	(29,164,625)	(2,559,667)	(32,356,831)	(12,526)	(144,467)	(279)	(3,027)
Total	(2,391,518)	$(25,571,246)	1,523,298	$ 9,158,034	(5,685)	$ (69,380)	3,949	$ 43,281
Class 2
Shares sold	8,950	$ 94,843	9,217	$ 115,460
Reinvested dividends	7,374	73,523	126,304	1,273,144
Shares redeemed	(78,104)	(818,944)	(52,544)	(659,196)
Total	(61,780)	$ (650,578)	82,977	$ 729,408
Class 3
Shares sold	1,577,013	$ 16,362,451	833,530	$ 10,404,568	753,043	$ 8,245,748	1,076,977	$ 11,876,313
Reinvested dividends	319,124	3,124,220	5,503,517	54,539,855	118,777	1,372,984	437,828	4,411,384
Shares redeemed	(2,546,333)	(26,361,682)	(2,666,585)	(32,720,123)	(530,766)	(5,920,346)	(367,590)	(4,059,328)
Total	(650,196)	$ (6,875,011)	3,670,462	$ 32,224,300	341,054	$ 3,698,386	1,147,215	$ 12,228,369
Net increase (decrease)	(3,103,494)	$(33,096,835)	5,276,737	$ 42,111,742	335,369	$ 3,629,006	1,151,164	$ 12,271,650
	SA Global Index Allocation 60/40 Portfolio				SA Global Index Allocation 75/25 Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	55	$ 916	200	$ 3,154	14,376	$ 243,939	219	$ 3,524
Reinvested dividends	149	2,324	73	1,097	1,156	18,629	108	1,660
Shares redeemed	(2,660)	(42,734)	(213)	(3,374)	(391)	(6,742)	(253)	(4,181)
Total	(2,456)	$ (39,494)	60	$ 877	15,141	$ 255,826	74	$ 1,003

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Global Index Allocation 60/40 Portfolio				SA Global Index Allocation 75/25 Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	619,572	$ 10,217,123	707,433	$ 11,633,834	609,836	$ 10,481,145	589,855	$ 9,772,925
Reinvested dividends	259,698	4,061,676	54,058	815,196	279,796	4,507,516	70,319	1,083,612
Shares redeemed	(434,468)	(7,216,041)	(502,064)	(8,104,720)	(364,626)	(6,256,137)	(312,209)	(5,202,971)
Total	444,802	$ 7,062,758	259,427	$ 4,344,310	525,006	$ 8,732,524	347,965	$ 5,653,566
Net increase (decrease)	442,346	$ 7,023,264	259,487	$ 4,345,187	540,147	$ 8,988,350	348,039	$ 5,654,569
	SA Global Index Allocation 90/10 Portfolio				SA Goldman Sachs Global Bond Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,203	$ 21,312	8,135	$ 141,515	156,695	$ 1,450,441	498,507	$ 4,622,413
Reinvested dividends	12,914	215,659	7,663	120,926	—	—	—	—
Shares redeemed	(5,246)	(93,981)	(5,644)	(96,974)	(1,359,315)	(12,445,991)	(1,114,218)	(10,648,486)
Total	8,871	$ 142,990	10,154	$ 165,467	(1,202,620)	$(10,995,550)	(615,711)	$ (6,026,073)
Class 2
Shares sold					17,489	$ 158,373	17,805	$ 171,556
Shares redeemed					(42,286)	(381,336)	(54,714)	(519,122)
Total					(24,797)	$ (222,963)	(36,909)	$ (347,566)
Class 3
Shares sold	1,271,751	$ 22,620,898	2,067,351	$ 35,927,971	2,362,362	$ 21,179,947	1,538,890	$ 14,114,993
Reinvested dividends	1,038,334	17,257,115	582,039	9,143,827	—	—	—	—
Shares redeemed	(1,129,484)	(20,139,875)	(882,398)	(15,126,735)	(3,190,212)	(28,390,898)	(3,336,344)	(31,162,649)
Total	1,180,601	$ 19,738,138	1,766,992	$ 29,945,063	(827,850)	$ (7,210,951)	(1,797,454)	$(17,047,656)
Net increase (decrease)	1,189,472	$ 19,881,128	1,777,146	$ 30,110,530	(2,055,267)	$(18,429,464)	(2,450,074)	$(23,421,295)
	SA Goldman Sachs Multi-Asset Insights Portfolio				SA Index Allocation 60/40 Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3	$ 27	5	$ 48	17	$ 217	75	$ 933
Reinvested dividends	163	1,577	785	6,925	1,644	19,503	1,406	16,262
Shares redeemed	(76)	(749)	(63)	(632)	(229)	(2,896)	(27,665)	(351,556)
Total	90	$ 855	727	$ 6,341	1,432	$ 16,824	(26,184)	$ (334,361)
Class 3
Shares sold	443,677	$ 4,392,440	672,068	$ 6,642,680	1,481,269	$ 18,735,644	2,377,358	$ 30,320,820
Reinvested dividends	39,136	378,052	225,773	1,982,291	1,160,510	13,740,439	969,002	11,191,981
Shares redeemed	(328,912)	(3,245,224)	(323,451)	(3,149,854)	(1,715,980)	(21,599,832)	(1,355,353)	(17,081,773)
Total	153,901	$ 1,525,268	574,390	$ 5,475,117	925,799	$ 10,876,251	1,991,007	$ 24,431,028
Net increase (decrease)	153,991	$ 1,526,123	575,117	$ 5,481,458	927,231	$ 10,893,075	1,964,823	$ 24,096,667
	SA Index Allocation 80/20 Portfolio				SA Index Allocation 90/10 Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	62,706	$ 858,968	30,487	$ 446,164	271,297	$ 4,063,928	227,259	$ 3,116,398
Reinvested dividends	14,898	194,122	7,695	96,648	37,247	506,557	27,803	359,776
Shares redeemed	(6,765)	(94,771)	(34,742)	(504,740)	(401,058)	(5,686,788)	(26,000)	(371,566)
Total	70,839	$ 958,319	3,440	$ 38,072	(92,514)	$ (1,116,303)	229,062	$ 3,104,608

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Index Allocation 80/20 Portfolio				SA Index Allocation 90/10 Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	1,452,534	$ 20,158,560	3,450,799	$ 48,048,872	4,083,676	$ 59,046,970	7,385,856	$106,455,883
Reinvested dividends	2,262,245	29,363,941	1,606,942	20,102,842	5,876,535	79,685,817	3,803,133	49,098,452
Shares redeemed	(2,346,343)	(32,778,966)	(1,919,292)	(26,464,659)	(5,620,744)	(81,864,109)	(3,612,410)	(50,902,978)
Total	1,368,436	$ 16,743,535	3,138,449	$ 41,687,055	4,339,467	$ 56,868,678	7,576,579	$104,651,357
Net increase (decrease)	1,439,275	$ 17,701,854	3,141,889	$ 41,725,127	4,246,953	$ 55,752,375	7,805,641	$107,755,965
	SA International Index Portfolio				SA Invesco Growth Opportunities Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,661,663	$ 32,044,822	5,218,565	$ 61,238,999	7,765,427	$ 45,412,994	253,717	$ 1,905,495
Reinvested dividends	1,451,221	16,703,556	1,855,277	18,998,030	—	—	5,069,579	27,527,814
Shares redeemed	(7,312,036)	(88,952,382)	(5,235,692)	(59,638,703)	(4,048,722)	(23,807,719)	(2,538,216)	(18,902,195)
Total	(3,199,152)	$(40,204,004)	1,838,150	$ 20,598,326	3,716,705	$ 21,605,275	2,785,080	$ 10,531,114
Class 2
Shares sold					15,092	$ 80,299	20,812	$ 141,194
Reinvested dividends					—	—	132,581	650,972
Shares redeemed					(43,765)	(228,477)	(36,289)	(257,388)
Total					(28,673)	$ (148,178)	117,104	$ 534,778
Class 3
Shares sold	602,816	$ 7,308,542	807,408	$ 9,068,995	1,754,413	$ 8,555,390	5,351,235	$ 37,254,499
Reinvested dividends	53,822	615,188	58,807	598,068	—	—	8,443,898	38,841,932
Shares redeemed	(366,277)	(4,402,095)	(327,354)	(3,725,823)	(2,934,166)	(14,483,368)	(2,355,855)	(15,198,886)
Total	290,361	$ 3,521,635	538,861	$ 5,941,240	(1,179,753)	$ (5,927,978)	11,439,278	$ 60,897,545
Net increase (decrease)	(2,908,791)	$(36,682,369)	2,377,011	$ 26,539,566	2,508,279	$ 15,529,119	14,341,462	$ 71,963,437
	SA Janus Focused Growth Portfolio				SA JPMorgan Diversified Balanced Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	157,165	$ 2,328,384	1,283,631	$ 26,148,021	170,100	$ 2,890,728	112,840	$ 2,063,891
Reinvested dividends	—	—	4,940,877	56,177,771	120,363	1,942,664	1,310,111	19,690,973
Shares redeemed	(4,776,789)	(71,286,176)	(2,735,489)	(46,718,368)	(1,174,968)	(19,621,526)	(1,156,790)	(21,062,892)
Total	(4,619,624)	$(68,957,792)	3,489,019	$ 35,607,424	(884,505)	$(14,788,134)	266,161	$ 691,972
Class 2
Shares sold	1,987	$ 27,241	20,189	$ 298,694	30,684	$ 512,217	87,455	$ 1,627,643
Reinvested dividends	—	—	152,230	1,650,171	15,610	251,013	181,024	2,709,927
Shares redeemed	(70,403)	(1,014,333)	(106,968)	(1,579,688)	(159,894)	(2,659,386)	(138,618)	(2,529,354)
Total	(68,416)	$ (987,092)	65,451	$ 369,177	(113,600)	$ (1,896,156)	129,861	$ 1,808,216
Class 3
Shares sold	637,680	$ 8,672,544	1,714,465	$ 26,877,620	729,533	$ 11,995,536	907,242	$ 16,959,094
Reinvested dividends	—	—	3,360,950	35,155,542	241,082	3,850,077	2,791,866	41,487,135
Shares redeemed	(2,426,703)	(32,887,627)	(966,737)	(14,935,252)	(1,921,719)	(31,861,308)	(1,229,883)	(22,062,501)
Total	(1,789,023)	$(24,215,083)	4,108,678	$ 47,097,910	(951,104)	$(16,015,695)	2,469,225	$ 36,383,728
Net increase (decrease)	(6,477,063)	$(94,159,967)	7,663,148	$ 83,074,511	(1,949,209)	$(32,699,985)	2,865,247	$ 38,883,916

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA JPMorgan Emerging Markets Portfolio				SA JPMorgan Equity-Income Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,268,898	$ 9,150,539	1,684,152	$ 15,315,570	123,812	$ 4,136,797	196,221	$ 7,440,545
Reinvested dividends	403,902	2,770,764	425,732	2,805,573	2,550,802	73,896,732	3,106,736	105,194,082
Shares redeemed	(1,758,075)	(12,855,528)	(1,696,031)	(13,001,564)	(4,835,988)	(162,945,723)	(4,236,741)	(160,481,038)
Total	(85,275)	$ (934,225)	413,853	$ 5,119,579	(2,161,374)	$ (84,912,194)	(933,784)	$ (47,846,411)
Class 2
Shares sold	12,526	$ 91,248	14,443	$ 102,600	6,481	$ 216,579	21,222	$ 803,072
Reinvested dividends	12,202	83,340	12,807	84,142	36,940	1,068,680	40,144	1,357,266
Shares redeemed	(48,146)	(343,524)	(32,935)	(257,538)	(40,696)	(1,343,840)	(64,780)	(2,438,036)
Total	(23,418)	$ (168,936)	(5,685)	$ (70,796)	2,725	$ (58,581)	(3,414)	$ (277,698)
Class 3
Shares sold	1,025,967	$ 7,457,513	1,647,866	$ 11,914,108	1,119,386	$ 37,418,171	1,018,562	$ 38,466,354
Reinvested dividends	631,893	4,271,597	660,300	4,291,952	1,337,418	38,330,398	1,245,582	41,776,834
Shares redeemed	(1,838,054)	(13,156,873)	(1,719,679)	(13,098,450)	(931,991)	(30,407,186)	(1,258,168)	(46,682,507)
Total	(180,194)	$ (1,427,763)	588,487	$ 3,107,610	1,524,813	$ 45,341,383	1,005,976	$ 33,560,681
Net increase (decrease)	(288,887)	$ (2,530,924)	996,655	$ 8,156,393	(633,836)	$ (39,629,392)	68,778	$ (14,563,428)
	SA JPMorgan Global Equities Portfolio				SA JPMorgan Large Cap Core Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	57,616	$ 1,044,384	56,104	$ 1,103,733	143,263	$ 2,778,954	170,356	$ 3,906,263
Reinvested dividends	683,960	11,791,466	3,185,721	49,378,672	585,647	11,068,719	4,519,120	74,158,751
Shares redeemed	(2,346,253)	(42,535,172)	(2,200,236)	(43,918,600)	(3,146,136)	(61,637,639)	(2,439,973)	(54,713,303)
Total	(1,604,677)	$ (29,699,322)	1,041,589	$ 6,563,805	(2,417,226)	$ (47,789,966)	2,249,503	$ 23,351,711
Class 2
Shares sold	2,185	$ 40,360	5,890	$ 125,123	14,290	$ 289,353	3,871	$ 86,971
Reinvested dividends	7,027	120,861	32,115	496,829	6,282	118,852	45,207	742,298
Shares redeemed	(26,102)	(464,862)	(25,488)	(491,399)	(32,991)	(642,999)	(15,566)	(332,101)
Total	(16,890)	$ (303,641)	12,517	$ 130,553	(12,419)	$ (234,794)	33,512	$ 497,168
Class 3
Shares sold	214,777	$ 3,852,230	219,416	$ 4,272,903	342,880	$ 6,645,459	384,371	$ 8,896,614
Reinvested dividends	134,490	2,286,331	594,378	9,093,977	210,839	3,955,339	1,572,650	25,618,483
Shares redeemed	(396,823)	(7,034,025)	(277,967)	(5,313,637)	(913,323)	(17,640,133)	(456,265)	(9,779,473)
Total	(47,556)	$ (895,464)	535,827	$ 8,053,243	(359,604)	$ (7,039,335)	1,500,756	$ 24,735,624
Net increase (decrease)	(1,669,123)	$ (30,898,427)	1,589,933	$ 14,747,601	(2,789,249)	$ (55,064,095)	3,783,771	$ 48,584,503
	SA JPMorgan MFS Core Bond Portfolio				SA JPMorgan Mid-Cap Growth Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	13,348,444	$ 106,918,803	4,481,117	$ 36,622,182	186,633	$ 2,849,005	195,037	$ 3,532,916
Reinvested dividends	3,310,440	25,258,657	2,961,542	22,596,569	—	—	4,598,740	60,933,304
Shares redeemed	(19,072,423)	(153,068,994)	(14,526,357)	(121,051,650)	(2,447,145)	(37,914,868)	(1,757,907)	(32,278,687)
Total	(2,413,539)	$ (20,891,534)	(7,083,698)	$ (61,832,899)	(2,260,512)	$ (35,065,863)	3,035,870	$ 32,187,533
Class 2
Shares sold	83,344	$ 669,677	37,898	$ 305,973	6,097	$ 83,104	26,927	$ 435,909
Reinvested dividends	19,783	150,549	16,229	123,503	—	—	320,850	3,917,573
Shares redeemed	(75,669)	(604,662)	(207,855)	(1,741,838)	(160,153)	(2,278,019)	(159,360)	(2,699,332)
Total	27,458	$ 215,564	(153,728)	$ (1,312,362)	(154,056)	$ (2,194,915)	188,417	$ 1,654,150

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA JPMorgan MFS Core Bond Portfolio				SA JPMorgan Mid-Cap Growth Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	8,833,734	$ 70,633,780	4,775,880	$ 37,598,013	1,228,847	$ 16,337,037	2,500,490	$ 43,260,876
Reinvested dividends	2,903,795	21,923,653	2,351,114	17,750,909	—	—	7,952,154	92,085,943
Shares redeemed	(9,005,094)	(71,120,012)	(16,279,115)	(134,213,338)	(2,163,520)	(29,650,621)	(1,351,522)	(21,256,942)
Total	2,732,435	$ 21,437,421	(9,152,121)	$ (78,864,416)	(934,673)	$ (13,313,584)	9,101,122	$ 114,089,877
Net increase (decrease)	346,354	$ 761,451	(16,389,547)	$(142,009,677)	(3,349,241)	$ (50,574,362)	12,325,409	$ 147,931,560
	SA Large Cap Growth Index Portfolio				SA Large Cap Index Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	8,721,779	$ 171,908,600	1,359,317	$ 33,967,851	1,921,728	$ 60,608,351	3,872,892	$ 121,910,193
Reinvested dividends	495,030	10,113,463	2,186,491	37,498,322	4,918,277	150,105,826	7,177,076	197,154,273
Shares redeemed	(3,055,594)	(63,881,311)	(1,529,136)	(33,885,684)	(11,474,057)	(368,053,188)	(12,187,414)	(389,676,143)
Total	6,161,215	$ 118,140,752	2,016,672	$ 37,580,489	(4,634,052)	$(157,339,011)	(1,137,446)	$ (70,611,677)
Class 3
Shares sold	430,270	$ 8,707,438	710,076	$ 15,856,094	609,652	$ 19,109,176	798,751	$ 25,384,937
Reinvested dividends	60,663	1,231,462	316,672	5,399,255	166,343	5,048,518	197,982	5,412,828
Shares redeemed	(271,490)	(5,605,386)	(98,209)	(2,157,920)	(307,658)	(9,927,679)	(306,976)	(9,724,412)
Total	219,443	$ 4,333,514	928,539	$ 19,097,429	468,337	$ 14,230,015	689,757	$ 21,073,353
Net increase (decrease)	6,380,658	$ 122,474,266	2,945,211	$ 56,677,918	(4,165,715)	$(143,108,996)	(447,689)	$ (49,538,324)
	SA Large Cap Value Index Portfolio				SA MFS Blue Chip Growth Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	7,060,917	$ 122,200,541	112,536	$ 2,031,784	1,409,404	$ 16,245,203	4,443,481	$ 59,731,231
Reinvested dividends	2,033,724	33,312,394	1,648,454	26,787,371	758,166	9,575,640	9,550,926	94,840,698
Shares redeemed	(3,335,684)	(60,909,377)	(2,363,175)	(43,104,767)	(12,652,844)	(159,141,881)	(4,563,446)	(62,060,496)
Total	5,758,957	$ 94,603,558	(602,185)	$ (14,285,612)	(10,485,274)	$(133,321,038)	9,430,961	$ 92,511,433
Class 2
Shares sold					9,734	$ 129,953	6,789	$ 97,089
Reinvested dividends					4,891	61,235	58,412	575,358
Shares redeemed					(44,270)	(570,057)	(25,912)	(363,224)
Total					(29,645)	$ (378,869)	39,289	$ 309,223
Class 3
Shares sold	518,291	$ 9,233,500	1,092,065	$ 19,653,562	1,148,393	$ 14,096,483	2,348,447	$ 29,769,659
Reinvested dividends	327,804	5,326,817	257,283	4,155,115	286,678	3,534,739	3,469,561	33,689,437
Shares redeemed	(231,758)	(4,184,148)	(335,497)	(5,957,434)	(2,956,773)	(36,248,029)	(858,005)	(11,419,392)
Total	614,337	$ 10,376,169	1,013,851	$ 17,851,243	(1,521,702)	$ (18,616,807)	4,960,003	$ 52,039,704
Net increase (decrease)	6,373,294	$ 104,979,727	411,666	$ 3,565,631	(12,036,621)	$(152,316,714)	14,430,253	$ 144,860,360
	SA MFS Massachusetts Investors Trust Portfolio				SA MFS Total Return Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	135,690	$ 2,812,069	723,394	$ 17,898,530	136,586	$ 2,390,550	56,641	$ 1,071,035
Reinvested dividends	2,677,826	51,039,372	7,062,173	132,274,499	404,986	6,605,328	883,337	14,689,887
Shares redeemed	(4,940,954)	(103,537,977)	(3,433,036)	(84,587,250)	(895,616)	(15,670,714)	(941,979)	(17,740,433)
Total	(2,127,438)	$ (49,686,536)	4,352,531	$ 65,585,779	(354,044)	$ (6,674,836)	(2,001)	$ (1,979,511)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA MFS Massachusetts Investors Trust Portfolio				SA MFS Total Return Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 2
Shares sold	2,159	$ 45,284	6,152	$ 151,337	16,045	$ 285,628	26,967	$ 509,386
Reinvested dividends	29,078	555,676	78,268	1,469,080	53,483	874,979	120,310	2,005,562
Shares redeemed	(51,880)	(1,066,807)	(45,070)	(1,082,805)	(127,494)	(2,219,871)	(156,812)	(2,931,270)
Total	(20,643)	$ (465,847)	39,350	$ 537,612	(57,966)	$ (1,059,264)	(9,535)	$ (416,322)
Class 3
Shares sold	289,525	$ 5,854,424	284,183	$ 7,031,433	978,733	$ 17,118,541	1,039,767	$ 19,713,273
Reinvested dividends	1,456,810	27,577,417	3,768,426	70,130,413	1,059,127	17,221,404	2,216,220	36,744,931
Shares redeemed	(2,625,677)	(54,270,832)	(1,505,025)	(36,143,397)	(2,063,923)	(35,923,945)	(1,990,492)	(37,012,535)
Total	(879,342)	$(20,838,991)	2,547,584	$ 41,018,449	(26,063)	$ (1,584,000)	1,265,495	$ 19,445,669
Net increase (decrease)	(3,027,423)	$(70,991,374)	6,939,465	$107,141,840	(438,073)	$ (9,318,100)	1,253,959	$ 17,049,836
	SA Mid Cap Index Portfolio				SA Morgan Stanley International Equities Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,256,198	$ 16,806,345	1,683,137	$ 22,736,234	2,524,259	$ 22,235,048	363,426	$ 3,418,510
Reinvested dividends	1,081,122	12,930,223	2,312,465	28,096,450	406,696	3,505,724	3,962,581	30,155,239
Shares redeemed	(2,951,405)	(38,842,761)	(3,191,948)	(42,153,126)	(4,687,936)	(42,758,325)	(3,831,619)	(36,793,018)
Total	(614,085)	$ (9,106,193)	803,654	$ 8,679,558	(1,756,981)	$ (17,017,553)	494,388	$ (3,219,269)
Class 2
Shares sold					17,330	$ 156,415	10,855	$ 94,879
Reinvested dividends					9,793	84,122	111,499	845,159
Shares redeemed					(128,206)	(1,165,921)	(182,245)	(1,745,531)
Total					(101,083)	$ (925,384)	(59,891)	$ (805,493)
Class 3
Shares sold	925,897	$ 12,029,557	1,225,847	$ 16,585,132	583,879	$ 5,237,535	793,080	$ 6,919,366
Reinvested dividends	204,613	2,426,714	355,689	4,289,611	169,713	1,452,747	2,118,032	15,991,138
Shares redeemed	(276,199)	(3,643,213)	(376,141)	(4,934,908)	(2,052,245)	(18,680,924)	(2,622,286)	(23,802,759)
Total	854,311	$ 10,813,058	1,205,395	$ 15,939,835	(1,298,653)	$ (11,990,642)	288,826	$ (892,255)
Net increase (decrease)	240,226	$ 1,706,865	2,009,049	$ 24,619,393	(3,156,717)	$ (29,933,579)	723,323	$ (4,917,017)
	SA PIMCO RAE International Value Portfolio				SA PIMCO VCP Tactical Balanced Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	358,932	$ 4,614,788	80,286	$ 1,044,533	91	$ 816	97	$ 911
Reinvested dividends	478,032	5,894,137	1,416,694	15,824,475	919	8,484	52	452
Shares redeemed	(4,401,161)	(57,824,054)	(4,904,494)	(68,592,631)	(783)	(7,242)	(685)	(6,394)
Total	(3,564,197)	$(47,315,129)	(3,407,514)	$ (51,723,623)	227	$ 2,058	(536)	$ (5,031)
Class 2
Shares sold	7,326	$ 98,278	9,432	$ 108,056
Reinvested dividends	26,121	322,860	65,681	734,309
Shares redeemed	(84,997)	(1,115,273)	(106,748)	(1,366,099)
Total	(51,550)	$ (694,135)	(31,635)	$ (523,734)
Class 3
Shares sold	477,483	$ 6,411,205	1,239,539	$ 14,100,055	1,631,844	$ 14,672,465	2,603,762	$ 23,451,969
Reinvested dividends	1,072,985	13,219,175	2,911,052	32,458,235	4,225,766	38,667,452	296,887	2,535,412
Shares redeemed	(4,218,460)	(55,029,460)	(6,425,962)	(81,973,876)	(15,692,661)	(143,005,881)	(14,145,177)	(129,343,105)
Total	(2,667,992)	$(35,399,080)	(2,275,371)	$ (35,415,586)	(9,835,051)	$ (89,665,964)	(11,244,528)	$(103,355,724)
Net increase (decrease)	(6,283,739)	$(83,408,344)	(5,714,520)	$ (87,662,943)	(9,834,824)	$ (89,663,906)	(11,245,064)	$(103,360,755)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA PineBridge High-Yield Bond Portfolio				SA Putnam International Growth and Income Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,018,401	$ 10,240,173	1,526,681	$ 7,769,277	1,550,018	$ 16,823,352	4,389,816	$ 49,560,040
Reinvested dividends	1,547,667	7,537,140	1,584,416	7,335,844	564,423	5,864,350	1,726,610	15,504,960
Shares redeemed	(5,458,262)	(27,279,983)	(3,699,672)	(18,566,719)	(4,540,463)	(49,774,397)	(3,382,495)	(34,126,245)
Total	(1,892,194)	$ (9,502,670)	(588,575)	$ (3,461,598)	(2,426,022)	$ (27,086,695)	2,733,931	$ 30,938,755
Class 2
Shares sold	13,055	$ 66,929	32,779	$ 164,597	5,838	$ 64,022	91,331	$ 951,769
Reinvested dividends	69,431	338,824	70,647	327,097	10,348	108,345	33,261	301,013
Shares redeemed	(169,152)	(846,194)	(166,600)	(827,974)	(49,223)	(544,962)	(81,514)	(818,503)
Total	(86,666)	$ (440,441)	(63,174)	$ (336,280)	(33,037)	$ (372,595)	43,078	$ 434,279
Class 3
Shares sold	1,513,512	$ 7,606,916	1,789,341	$ 8,990,178	437,221	$ 4,850,147	630,951	$ 6,180,826
Reinvested dividends	1,555,857	7,530,346	1,529,310	7,034,826	205,727	2,149,843	690,283	6,226,352
Shares redeemed	(4,025,429)	(20,167,959)	(4,497,883)	(22,264,885)	(1,135,186)	(12,447,636)	(2,035,593)	(20,666,485)
Total	(956,060)	$ (5,030,697)	(1,179,232)	$ (6,239,881)	(492,238)	$ (5,447,646)	(714,359)	$ (8,259,307)
Net increase (decrease)	(2,934,920)	$(14,973,808)	(1,830,981)	$ (10,037,759)	(2,951,297)	$ (32,906,936)	2,062,650	$ 23,113,727
	SA Schroders VCP Global Allocation Portfolio				SA Small Cap Index Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	422	$ 3,986	475	$ 4,747	1,773,085	$ 19,735,747	2,000,117	$ 25,097,488
Reinvested dividends	423	3,800	4,208	35,349	313,467	3,166,019	2,413,516	25,559,137
Shares redeemed	(1,314)	(12,203)	(1,058)	(10,850)	(3,449,453)	(38,051,023)	(1,660,472)	(20,168,460)
Total	(469)	$ (4,417)	3,625	$ 29,246	(1,362,901)	$ (15,149,257)	2,753,161	$ 30,488,165
Class 3
Shares sold	364,250	$ 3,395,397	1,270,276	$ 13,421,343	948,963	$ 10,492,918	1,155,045	$ 14,234,806
Reinvested dividends	642,117	5,766,213	8,466,937	71,037,602	69,446	695,847	479,160	5,035,965
Shares redeemed	(6,896,373)	(64,114,702)	(5,589,934)	(56,454,448)	(441,370)	(5,092,280)	(283,449)	(3,453,810)
Total	(5,890,006)	$(54,953,092)	4,147,279	$ 28,004,497	577,039	$ 6,096,485	1,350,756	$ 15,816,961
Net increase (decrease)	(5,890,475)	$(54,957,509)	4,150,904	$ 28,033,743	(785,862)	$ (9,052,772)	4,103,917	$ 46,305,126
	SA T. Rowe Price Asset Allocation Growth Portfolio				SA T. Rowe Price VCP Balanced Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	9,138	$ 111,022	6,292	$ 82,807	—	$ —	484	$ 5,455
Reinvested dividends	769	9,615	2,621	29,562	448	4,545	3,693	34,529
Shares redeemed	(2,454)	(32,066)	(762)	(9,643)	(2,040)	(21,359)	(1,757)	(20,057)
Total	7,453	$ 88,571	8,151	$ 102,726	(1,592)	$ (16,814)	2,420	$ 19,927
Class 3
Shares sold	1,878,043	$ 23,897,243	5,783,002	$ 76,378,388	482,197	$ 5,040,875	4,573,927	$ 52,134,627
Reinvested dividends	868,488	10,838,729	4,046,769	45,607,085	2,281,960	23,139,070	21,781,590	203,657,868
Shares redeemed	(3,310,568)	(42,536,404)	(1,069,684)	(13,773,640)	(16,001,137)	(167,819,787)	(10,049,340)	(112,726,182)
Total	(564,037)	$ (7,800,432)	8,760,087	$108,211,833	(13,236,980)	$(139,639,842)	16,306,177	$ 143,066,313
Net increase (decrease)	(556,584)	$ (7,711,861)	8,768,238	$108,314,559	(13,238,572)	$(139,656,656)	16,308,597	$ 143,086,240

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA VCP Dynamic Allocation Portfolio				SA VCP Dynamic Strategy Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23		Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	4,952	$ 53,537	459	$ 5,049	1,724	$ 20,611	319	$ 4,113
Reinvested dividends	3,494	34,349	4,955	49,551	7,912	80,467	5,273	58,217
Shares redeemed	(1,435)	(15,317)	(1,072)	(12,532)	(3,757)	(42,651)	(3,063)	(38,394)
Total	7,011	$ 72,569	4,342	$ 42,068	5,879	$ 58,427	2,529	$ 23,936
Class 3
Shares sold	1,287,287	$ 13,651,025	5,034,908	$ 59,128,486	2,911,850	$ 33,939,608	345,163	$ 4,230,934
Reinvested dividends	55,466,632	545,791,657	99,540,211	996,397,508	58,312,942	594,208,882	43,297,278	478,867,896
Shares redeemed	(112,375,581)	(1,202,477,528)	(101,044,100)	(1,191,034,763)	(67,407,962)	(778,224,087)	(69,602,365)	(871,408,495)
Total	(55,621,662)	$ (643,034,846)	3,531,019	$ (135,508,769)	(6,183,170)	$(150,075,597)	(25,959,924)	$(388,309,665)
Net increase (decrease)	(55,614,651)	$ (642,962,277)	3,535,361	$ (135,466,701)	(6,177,291)	$(150,017,170)	(25,957,395)	$(388,285,729)
	SA VCP Index Allocation Portfolio
	Year Ended 1/31/24		Year Ended 1/31/23
	Shares	Amount	Shares	Amount
Class 1
Shares sold	11,953	$ 133,918	4,623	$ 50,809
Reinvested dividends	1,039	11,038	136	1,380
Shares redeemed	(1,548)	(17,230)	(1,164)	(12,526)
Total	11,444	$ 127,726	3,595	$ 39,663
Class 3
Shares sold	1,913,093	$ 21,372,615	3,311,618	$ 35,969,460
Reinvested dividends	1,220,258	12,959,143	179,392	1,810,069
Shares redeemed	(4,434,275)	(49,397,050)	(2,511,655)	(27,178,031)
Total	(1,300,924)	$ (15,065,292)	979,355	$ 10,601,498
Net increase (decrease)	(1,289,480)	$ (14,937,566)	982,950	$ 10,641,161
Note 8 — Transactions with Affiliates
    Transactions in shares of Underlying Portfolios  and securities issued by AIG or an affiliate thereof for the year ended January 31, 2024 were as follows: Additionally, the SA BlackRock Multi-Factor 70/30 Portfolio owned 5% or more of the outstanding voting shares of certain companies listed in the Portfolio of Investments.
SA Blackrock Multi-Factor 70/30 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2024
iShares U.S. Fixed Income Balanced Risk Systematic ETF - Exchange Traded Fund	$659,723	$—	$16,710,000	$—	$2,668,496	$(532,166)	$576,091	$14,085,429
SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2024
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$ 66,442	$ —	$ 2,613,794	$ 326,456	$ 182,588	$ 18,102	$ (208,716)	$ 2,567,048
SA Fixed Income Index Portfolio, Class 1	406,835	—	16,289,498	2,930,291	1,210,597	(180,906)	193,072	18,021,358
SA Fixed Income Intermediate Index Portfolio, Class 1	325,330	—	17,243,033	2,735,457	1,271,460	(75,493)	368,927	19,000,464
SA International Index Portfolio, Class 1	546,477	—	22,171,771	2,739,257	2,539,822	292,017	944,165	23,607,388
SA Large Cap Index Portfolio, Class 1	303,740	886,343	19,786,415	3,249,272	1,658,079	418,807	2,530,834	24,327,249
SA Mid Cap Index Portfolio, Class 1	55,993	114,126	4,782,704	613,575	509,060	64,821	(33,010)	4,919,030
SA Small Cap Index Portfolio, Class 1	17,258	8,030	1,842,030	413,380	324,647	23,371	(24,821)	1,929,313
	$1,722,075	$1,008,499	$84,729,245	$13,007,688	$7,696,253	$ 560,719	$3,770,451	$94,371,850

†	Includes reinvestment of distributions paid.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2024
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$ 109,785	$ —	$ 4,281,910	$ 582,381	$ 268,561	$ (10,365)	$ (310,337)	$ 4,275,028
SA Fixed Income Index Portfolio, Class 1	256,261	—	10,218,108	1,879,187	663,562	(105,561)	108,010	11,436,182
SA Fixed Income Intermediate Index Portfolio, Class 1	210,965	—	10,816,377	2,128,410	717,274	(44,247)	228,943	12,412,209
SA International Index Portfolio, Class 1	660,766	—	26,309,332	3,519,962	2,524,791	364,302	1,090,358	28,759,163
SA Large Cap Index Portfolio, Class 1	369,300	1,077,655	23,804,780	4,171,417	1,740,841	494,881	3,059,403	29,789,640
SA Mid Cap Index Portfolio, Class 1	67,432	137,441	5,570,088	777,994	427,640	69,649	(21,946)	5,968,145
SA Small Cap Index Portfolio, Class 1	34,651	16,124	3,575,501	622,920	318,542	(15,874)	39,448	3,903,453
	$1,709,160	$1,231,220	$84,576,096	$13,682,271	$6,661,211	$ 752,785	$4,193,879	$96,543,820

†	Includes reinvestment of distributions paid.
SA Global Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2024
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$ 392,389	$ —	$ 15,751,699	$ 1,323,418	$ 872,006	$ (36,863)	$ (1,117,807)	$ 15,048,441
SA Fixed Income Index Portfolio, Class 1	373,240	—	15,384,712	1,884,042	1,250,166	(223,638)	224,038	16,018,988
SA Fixed Income Intermediate Index Portfolio, Class 1	340,603	—	17,355,503	3,137,610	1,424,567	(101,845)	389,378	19,356,079
SA International Index Portfolio, Class 1	3,055,075	—	123,830,320	10,158,825	9,653,406	1,389,149	5,350,512	131,075,400
SA Large Cap Index Portfolio, Class 1	1,530,194	4,465,261	100,853,784	13,216,560	7,148,227	2,461,121	12,387,741	121,770,979
SA Mid Cap Index Portfolio, Class 1	327,274	667,054	27,681,874	3,108,451	1,809,722	361,153	(193,923)	29,147,833
SA Small Cap Index Portfolio, Class 1	159,552	74,242	15,885,729	2,776,555	882,026	24,370	105,364	17,909,992
	$6,178,327	$5,206,557	$316,743,621	$35,605,461	$23,040,120	$3,873,447	$17,145,303	$350,327,712

†	Includes reinvestment of distributions paid.
SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$1,103,117	$ —	$ 45,602,246	$ 6,188,581	$ 3,582,620	$ (433,129)	$ 393,639	$ 48,168,717
SA Fixed Income Intermediate Index Portfolio, Class 1	882,447	—	48,895,838	4,910,146	3,762,987	(178,512)	950,264	50,814,749
SA International Index Portfolio, Class 1	550,536	—	22,566,084	1,901,765	2,213,490	337,672	852,669	23,444,700
SA Large Cap Index Portfolio, Class 1	1,383,679	4,037,715	94,154,673	11,046,721	9,449,774	3,177,738	10,214,061	109,143,419
SA Mid Cap Index Portfolio, Class 1	146,033	297,646	13,712,020	1,411,218	2,214,666	402,267	(421,207)	12,889,632
SA Small Cap Index Portfolio, Class 1	118,423	55,104	12,500,362	1,939,728	1,413,197	(28,119)	54,400	13,053,174
	$4,184,235	$4,390,465	$237,431,223	$27,398,159	$22,636,734	$3,277,917	$12,043,826	$257,514,391

†	Includes reinvestment of distributions paid.
SA Index Allocation 80/20 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$1,032,999	$ —	$ 44,017,254	$ 4,129,243	$ 2,841,285	$ (332,120)	$ 325,605	$ 45,298,697
SA Fixed Income Intermediate Index Portfolio, Class 1	865,865	—	46,535,904	5,913,587	3,128,462	(79,915)	822,736	50,063,850
SA International Index Portfolio, Class 1	1,583,704	—	66,783,501	3,780,115	6,364,075	448,148	3,082,586	67,730,275
SA Large Cap Index Portfolio, Class 1	3,246,048	9,472,299	224,243,577	20,232,723	19,069,877	5,430,993	26,358,655	257,196,071
SA Mid Cap Index Portfolio, Class 1	556,666	1,134,604	48,218,669	3,642,010	3,288,174	618,993	(343,123)	48,848,375
SA Small Cap Index Portfolio, Class 1	224,357	104,396	23,055,024	3,495,921	1,850,886	10,764	133,327	24,844,150

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Index Allocation 80/20 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2024
	$7,509,639	$10,711,299	$452,853,929	$41,193,599	$36,542,759	$6,096,863	$30,379,786	$493,981,418

†	Includes reinvestment of distributions paid.
SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$ 1,397,360	$ —	$ 58,333,804	$ 6,270,610	$ 4,748,767	$ (711,346)	$ 660,751	$ 59,805,052
SA Fixed Income Intermediate Index Portfolio, Class 1	1,270,726	—	61,949,530	14,464,236	5,558,248	(266,963)	1,274,736	71,863,291
SA International Index Portfolio, Class 1	5,760,720	—	240,895,918	13,955,801	21,834,875	1,246,087	11,363,887	245,626,818
SA Large Cap Index Portfolio, Class 1	9,617,313	28,064,298	656,539,889	60,605,468	51,194,992	14,980,600	78,771,253	759,702,218
SA Mid Cap Index Portfolio, Class 1	1,506,921	3,071,426	128,248,955	12,925,578	7,143,307	637,282	86,406	134,754,914
SA Small Cap Index Portfolio, Class 1	607,265	282,568	61,692,883	9,007,960	4,092,888	(9,425)	443,904	67,042,434
	$20,160,305	$31,418,292	$1,207,660,979	$117,229,653	$94,573,077	$15,876,235	$92,600,937	$1,338,794,727

†	Includes reinvestment of distributions paid.
SA Large Cap Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2024
American International Group, Inc. - Common Stock	$ 81,056	$—	$3,862,995	$ 7,135	$ 461,209	$ 73,576	$ 236,774	$ 3,719,271
SA Large Cap Value Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2024
American International Group, Inc. - Common Stock	$23,508	$—	$918,966	$229,381	$137,679	$12,198	$132,946	$1,155,812
SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$ 6,585,459	$ —	$ 153,399,506	$ 6,729,554	$ 36,019,748	$ (3,801,377)	$ (1,087,433)	$ 119,220,502
SA Columbia Focused Value Portfolio, Class 1	2,523,830	9,753,534	192,512,834	12,457,484	31,420,908	3,759,937	(17,044,682)	160,264,665
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	10,262,002	—	473,539,040	30,730,312	82,218,806	(14,648,140)	13,313,890	420,716,296
SA Multi-Managed International Equity Portfolio, Class 1	3,017,209	391,866	147,885,592	3,545,965	23,870,587	2,639,346	1,994,477	132,194,793
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	423,325	147,960,295	567,419	47,636,981	(18,190,350)	52,227,633	134,928,016
SA Multi-Managed Large Cap Value Portfolio, Class 1	4,810,352	29,955,369	270,798,424	35,007,080	62,072,049	(12,365,798)	(6,356,862)	225,010,795
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	62,981,739	57,638	10,118,623	(5,553,275)	12,094,076	59,461,555
SA Multi-Managed Mid Cap Value Portfolio, Class 1	1,263,650	7,776,160	116,878,847	9,133,473	16,447,761	831,961	(6,325,809)	104,070,711
SA Multi-Managed Small Cap Portfolio, Class 1	228,815	1,621,183	67,325,478	1,900,432	16,072,666	(1,790,479)	(735,459)	50,627,306
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	6,207,426	187,570,813	6,365,932	86,614,989	(22,136,649)	67,812,067	152,997,174
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	21,199,312	319,076,980	31,501,912	114,754,695	20,760,739	38,184,657	294,769,593
SA AB Small & Mid Cap Value Portfolio, Class 1	94,379	899,826	14,025,442	1,015,818	3,799,483	(1,943,479)	1,096,427	10,394,725
SA DFA Ultra Short Bond Portfolio, Class 1	626,295	—	60,820,867	691,137	11,388,450	(38,707)	1,941,752	52,026,599
SA Emerging Markets Equity Index Portfolio, Class 1	577,418	—	26,635,397	2,599,032	5,799,483	(730,560)	(1,108,750)	21,595,636
SA Federated Hermes Corporate Bond Portfolio, Class 1	7,038,963	—	220,107,885	12,262,311	37,377,572	(5,907,080)	6,367,206	195,452,750
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	433,068	—	147,873,753	569,958	33,036,728	2,112,988	19,200,357	136,720,328
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	905,286	2,338,479	52,099,832	12,801,403	10,118,622	1,513,163	(6,041,302)	50,254,474
SA Fixed Income Index Portfolio, Class 1	2,084,397	—	103,631,587	2,178,058	16,447,761	(1,138,112)	931,909	89,155,681

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2024
SA Fixed Income Intermediate Index Portfolio, Class 1	$ 1,678,618	$ —	$ 109,212,639	$ 4,801,100	$ 21,507,073	$ (536,583)	$ 1,971,483	$ 93,941,566
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	5,123,073	20,499,045	258,346,301	25,841,865	59,167,434	(10,466,058)	(8,424,586)	206,130,088
SA Franklin Small Company Value Portfolio, Class 1	342,587	4,887,814	81,156,976	5,302,450	12,648,279	(5,631,729)	39,248	68,218,666
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	864,030	5,499,154	62,840,746	6,417,221	9,493,709	1,375,102	3,006,902	64,146,262
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	26,513,420	28,819	5,059,311	(928,800)	610,844	21,164,972
SA International Index Portfolio, Class 1	1,700,995	—	78,088,752	1,773,044	12,648,279	2,399,232	1,401,620	71,014,369
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	75,581,907	36,400,866	17,707,589	(12,342,619)	15,860,795	97,793,360
SA Janus Focused Growth Portfolio, Class 1	—	—	89,379,877	86,458	21,427,934	(1,315,364)	27,203,557	93,926,594
SA JPMorgan Emerging Markets Portfolio, Class 1	1,010,664	—	25,613,143	5,035,881	4,932,822	1,145,351	(2,541,731)	24,319,822
SA JPMorgan Equity-Income Portfolio, Class 1	6,300,242	23,464,813	327,305,537	30,035,234	80,137,850	2,432,329	(30,177,328)	249,457,922
SA JPMorgan Global Equities Portfolio, Class 1	1,954,190	4,424,468	139,852,015	6,508,345	22,766,901	13,875	16,393,030	140,000,364
SA JPMorgan MFS Core Bond Portfolio, Class 1	14,129,314	—	523,998,755	56,662,465	91,123,430	(8,822,071)	7,732,941	488,448,660
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	91,690,406	93,662	16,447,761	(7,074,895)	18,857,688	87,119,100
SA Large Cap Growth Index Portfolio, Class 1	1,035,158	4,978,907	130,199,978	126,244,617	40,086,271	11,345,040	33,679,433	261,382,797
SA Large Cap Index Portfolio, Class 1	12,064,885	35,206,563	924,963,701	48,197,259	162,462,874	72,243,077	51,533,554	934,474,717
SA Large Cap Value Index Portfolio, Class 1	2,370,585	12,745,647	129,160,010	76,878,338	29,022,231	5,175,139	3,937,148	186,128,404
SA MFS Blue Chip Growth, Class 1	1,271,674	4,254,051	273,392,171	15,788,699	108,990,642	10,812,049	62,960,943	253,963,220
SA MFS Massachusetts Investors Trust Portfolio, Class 1	2,206,907	21,552,126	279,689,223	24,043,622	49,968,199	2,060,843	10,420,596	266,246,085
SA Mid Cap Index Portfolio, Class 1	634,689	1,293,631	61,246,774	1,982,355	9,493,709	2,290,927	(2,113,102)	53,913,245
SA Morgan Stanley International Equities Portfolio, Class 1	1,829,737	—	136,047,607	1,955,820	23,309,704	529,371	3,745,662	118,968,756
SA PIMCO RAE International Value Portfolio, Class 1	1,963,775	—	59,276,720	2,017,812	18,161,427	(4,575,687)	6,326,396	44,883,814
SA PineBridge High-Yield Bond Portfolio, Class 1	2,736,734	—	45,581,477	2,776,361	6,964,053	(544,897)	2,686,857	43,535,745
SA Putnam International Growth and Income Portfolio, Class 1	1,633,569	—	63,524,396	8,194,808	11,095,817	(545,290)	4,398,724	64,476,821
SA Small Cap Index Portfolio, Class 1	453,174	210,868	67,862,969	710,873	18,519,043	588,040	(1,582,808)	49,060,031
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	107,265,299	108,070	18,977,416	(7,252,161)	37,773,021	118,916,813
SA Wellington Government & Quality Bond Portfolio, Class 1	9,426,386	—	488,640,948	29,869,478	97,392,132	(16,449,084)	13,001,502	417,670,712
	$111,182,109	$219,583,567	$7,421,556,058	$687,870,440	$1,614,727,802	$(20,700,735)	$455,166,543	$6,929,164,504

†	Includes reinvestment of distributions paid.
SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$ 2,827,722	$ —	$ 66,282,296	$ 3,155,272	$ 16,799,774	$ (1,537,590)	$ (575,427)	$ 50,524,777
SA Columbia Focused Value Portfolio, Class 1	1,571,806	6,074,363	92,867,052	35,769,519	21,035,436	1,730,825	(9,386,135)	99,945,825
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,598,969	—	164,260,034	14,505,531	30,468,944	(6,318,615)	5,831,280	147,809,286
SA Multi-Managed International Equity Portfolio, Class 1	1,747,169	226,917	85,835,213	2,395,978	14,177,005	1,128,942	1,570,997	76,754,125
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	368,686	136,128,169	1,051,890	42,652,639	(13,974,151)	44,101,389	124,654,658
SA Multi-Managed Large Cap Value Portfolio, Class 1	4,203,048	26,173,521	266,658,726	31,497,362	84,334,075	(3,582,466)	(13,209,418)	197,030,129
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	59,372,497	314,779	10,586,995	(6,798,930)	12,913,817	55,215,168
SA Multi-Managed Mid Cap Value Portfolio, Class 1	536,138	3,299,249	49,714,606	4,049,437	7,201,556	116,057	(2,442,024)	44,236,520
SA Multi-Managed Small Cap Portfolio, Class 1	335,560	2,377,480	95,443,982	3,115,955	20,721,476	(9,182,737)	5,723,185	74,378,909
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	809,547	18,863,829	910,276	4,085,438	(3,834,552)	9,175,758	21,029,873
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	11,282,087	167,721,953	12,154,157	53,653,796	9,989,066	21,276,149	157,487,529
SA AB Small & Mid Cap Value Portfolio, Class 1	761,423	7,259,525	100,223,491	8,486,820	15,665,152	(639,219)	(5,469,318)	86,936,622
SA DFA Ultra Short Bond Portfolio, Class 1	316,313	—	31,170,578	492,768	9,322,165	(41,968)	987,829	23,287,042
SA Emerging Markets Equity Index Portfolio, Class 1	438,237	—	21,829,510	513,784	4,344,079	(534,535)	(968,141)	16,496,539
SA Federated Hermes Corporate Bond Portfolio, Class 1	2,938,525	—	89,534,645	12,741,811	16,784,785	(2,972,761)	3,400,389	85,919,299
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	212,122	—	68,945,905	589,855	12,700,393	770,446	9,434,146	67,039,959
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	587,250	1,516,949	33,938,792	8,805,657	6,770,877	(240,015)	(2,715,459)	33,018,098
SA Fixed Income Index Portfolio, Class 1	1,133,515	—	56,617,979	1,422,932	9,552,987	(662,243)	538,732	48,364,413
SA Fixed Income Intermediate Index Portfolio, Class 1	859,178	—	57,380,278	1,174,137	11,869,643	(241,651)	950,604	47,393,725
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	4,280,484	17,127,580	216,007,457	22,415,536	45,162,147	(3,616,082)	(11,637,234)	178,007,530
SA Franklin Small Company Value Portfolio, Class 1	129,191	1,843,216	31,926,017	2,123,500	6,078,157	(1,595,511)	(612,245)	25,763,604
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	700,118	4,455,930	55,004,313	5,433,052	12,114,955	1,539,826	1,993,224	51,855,460
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	1,929,949	—	130,033,184	2,572,277	24,748,243	(3,052,757)	6,551,357	111,355,818
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	25,024,742	151,093	5,078,157	(1,213,067)	902,329	19,786,940

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2024
SA International Index Portfolio, Class 1	$ 1,259,583	$ —	$ 72,966,401	$ 1,593,878	$ 23,887,644	$ 4,035,047	$ (1,510,986)	$ 53,196,696
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	15,455,861	8,113,320	3,816,118	(1,821,371)	2,212,986	20,144,678
SA Janus Focused Growth Portfolio, Class 1	—	—	131,557,764	695,796	43,163,319	(303,151)	37,854,353	126,641,443
SA JPMorgan Emerging Markets Portfolio, Class 1	611,827	—	14,030,363	4,502,888	3,084,346	(955,451)	165,064	14,658,518
SA JPMorgan Equity-Income Portfolio, Class 1	4,988,800	18,580,439	251,568,424	24,740,394	53,410,984	(905,356)	(20,813,042)	201,179,436
SA JPMorgan Global Equities Portfolio, Class 1	1,126,619	2,550,771	81,816,472	4,105,490	14,693,113	(823,098)	10,351,440	80,757,191
SA JPMorgan Large Cap Core Portfolio, Class 1	1,671,387	6,939,973	239,860,643	9,895,655	53,169,338	1,140,079	37,982,135	235,709,174
SA JPMorgan MFS Core Bond Portfolio, Class 1	6,300,326	—	221,333,052	40,059,079	42,076,121	(4,740,004)	4,375,205	218,951,211
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	51,593,010	289,596	9,745,635	(1,589,532)	8,205,556	48,752,995
SA Large Cap Growth Index Portfolio, Class 1	485,711	2,336,174	71,409,323	50,888,311	19,757,524	4,629,802	17,255,963	124,425,875
SA Large Cap Index Portfolio, Class 1	6,216,568	18,140,578	477,259,492	26,900,554	85,417,316	39,318,598	24,782,458	482,843,786
SA Large Cap Value Index Portfolio, Class 1	2,148,263	11,550,319	128,576,105	53,810,265	27,792,379	3,291,352	4,222,260	162,107,603
SA MFS Blue Chip Growth, Class 1	672,417	2,249,394	135,899,139	3,680,562	39,128,637	(3,961,875)	42,415,369	138,904,558
SA MFS Massachusetts Investors Trust Portfolio, Class 1	1,982,851	19,364,046	250,883,641	22,681,558	44,792,057	(656,392)	11,980,807	240,097,557
SA Mid Cap Index Portfolio, Class 1	468,695	955,301	46,378,051	1,675,819	8,463,597	1,923,442	(1,809,841)	39,703,874
SA Morgan Stanley International Equities Portfolio, Class 1	798,412	—	35,490,337	21,221,409	7,548,785	(1,308,945)	3,916,718	51,770,734
SA PIMCO RAE International Value Portfolio, Class 1	3,122,934	—	100,541,495	3,595,372	35,568,190	(2,986,881)	5,894,589	71,476,385
SA PineBridge High-Yield Bond Portfolio, Class 1	1,107,557	—	18,553,339	1,195,695	2,974,759	(416,843)	1,290,905	17,648,337
SA Putnam International Growth and Income Portfolio, Class 1	2,582,535	—	107,012,541	10,329,979	21,426,873	3,849,316	2,307,971	102,072,934
SA Small Cap Index Portfolio, Class 1	273,842	127,422	35,074,637	577,540	6,019,378	495,191	(547,895)	29,580,095
SA Wellington Government & Quality Bond Portfolio, Class 1	3,648,258	—	184,905,466	24,668,500	46,214,579	(9,263,062)	7,695,788	161,792,113
	$68,573,302	$165,609,467	$4,792,950,804	$491,065,038	$1,078,059,566	$(15,812,822)	$276,563,587	$4,466,707,041

†	Includes reinvestment of distributions paid.
SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$1,341,021	$ —	$ 57,921,466	$ 5,841,771	$ 5,602,403	$ (853,838)	$ 788,927	$ 58,095,923
SA Fixed Income Intermediate Index Portfolio, Class 1	1,090,127	—	61,639,718	5,685,171	5,979,344	(347,695)	1,280,261	62,278,111
SA International Index Portfolio, Class 1	1,130,795	—	48,479,436	2,742,310	5,923,284	825,971	1,648,339	47,772,772
SA Large Cap Index Portfolio, Class 1	2,529,566	7,381,532	178,120,968	15,898,132	20,974,851	7,245,620	17,512,463	197,802,332
SA Mid Cap Index Portfolio, Class 1	355,012	723,589	32,794,736	2,794,840	4,415,092	721,131	(706,665)	31,188,950
SA Small Cap Index Portfolio, Class 1	193,675	90,120	20,628,615	2,912,509	2,409,062	(111,070)	173,305	21,194,297
	$6,640,196	$8,195,241	$399,584,939	$35,874,733	$45,304,036	$7,480,119	$20,696,630	$418,332,385

†	Includes reinvestment of distributions paid.
    The following Portfolios incurred brokerage commissions with affiliated brokers for the year ended January 31, 2024:
Portfolio	National Financial Services, LLC
SA Fidelity Institutional AM® International Growth	$ 1,493
SA Fidelity Institutional AM® Real Estate	17,661
    At January 31, 2024, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	SST SA Allocation Balanced Portfolio	SST SA Allocation Growth Portfolio	SST Allocation SA Moderate Growth Portfolio	SST SA Allocation Moderate Portfolio
SA AB Growth	67.85%	3.46%	0.34%	0.31%	1.10%	0.97%	0.51%
SA AB Small & Mid Cap Value	74.00	4.23	0.42	0.24	0.71	0.67	0.33
SA BlackRock Multi-Factor 70/30	90.91	7.70	1.39	—	—	—	—
SA BlackRock VCP Global Multi Asset	84.78	10.47	4.75	—	—	—	—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	SST SA Allocation Balanced Portfolio	SST SA Allocation Growth Portfolio	SST Allocation SA Moderate Growth Portfolio	SST SA Allocation Moderate Portfolio
SA DFA Ultra Short Bond	69.44%	6.24%	0.65%	0.75%	0.60%	0.98%	0.64%
SA Emerging Markets Equity Index	19.20	1.57	0.17	0.60	4.37	3.25	1.08
SA Federated Hermes Corporate Bond	71.06	4.37	0.46	1.06	0.66	1.26	0.93
SA Fidelity Institutional AM® International Growth	5.42	0.96	0.05	1.17	5.28	4.79	2.03
SA Fidelity Institutional AM® Real Estate	59.03	3.52	0.17	0.62	1.85	1.81	0.88
SA Fixed Income Index	14.28	1.73	0.82	2.84	1.89	3.39	2.56
SA Fixed Income Intermediate Index	7.83	1.66	0.34	1.34	0.74	1.48	1.05
SA Franklin BW U.S. Large Cap Value	62.37	2.70	0.10	0.39	1.23	1.15	0.58
SA Franklin Small Company Value	59.42	4.37	0.26	0.38	1.18	1.06	0.62
SA Franklin Systematic U.S. Large Cap Core	9.34	0.58	—	1.15	3.05	3.36	1.51
SA Franklin Systematic U.S. Large Cap Value	64.05	4.03	1.19	—	—	—	—
SA Franklin Tactical Opportunities	90.65	8.41	0.94	—	—	—	—
SA Global Index Allocation 60/40	84.70	12.74	2.56	—	—	—	—
SA Global Index Allocation 75/25	87.91	9.54	2.55	—	—	—	—
SA Global Index Allocation 90/10	89.94	7.24	2.82	—	—	—	—
SA Goldman Sachs Global Bond	78.57	6.86	0.83	0.03	0.03	0.03	0.03
SA Goldman Sachs Multi-Asset Insights	73.70	19.07	7.23	—	—	—	—
SA Index Allocation 60/40	84.95	11.35	3.70	—	—	—	—
SA Index Allocation 80/20	81.78	15.37	2.85	—	—	—	—
SA Index Allocation 90/10	86.30	9.82	3.88	—	—	—	—
SA International Index	3.64	0.34	0.07	0.23	1.00	0.83	0.37
SA Invesco Growth Opportunities	54.76	3.59	0.24	0.38	1.23	1.05	0.56
SA Janus Focused Growth	44.48	2.74	0.29	0.40	1.40	1.41	0.72
SA JPMorgan Diversified Balanced	93.43	5.85	0.72	—	—	—	—
SA JPMorgan Emerging Markets	68.25	4.31	0.30	0.43	2.61	2.16	0.83
SA JPMorgan Equity-Income	46.23	2.59	0.16	0.61	1.70	1.56	0.90
SA JPMorgan Global Equities	28.48	1.54	0.07	—	—	—	—
SA JPMorgan Large Cap Core	33.05	2.84	0.34	0.76	3.05	2.87	1.34
SA JPMorgan MFS Core Bond	48.38	3.15	0.35	1.96	1.20	2.24	1.63
SA JPMorgan Mid-Cap Growth	72.28	4.69	0.49	0.35	1.20	1.06	0.55
SA Large Cap Growth Index	9.71	1.03	0.23	1.22	3.73	3.33	1.69
SA Large Cap Index	3.69	0.33	0.09	0.19	0.82	0.70	0.33
SA Large Cap Value Index	11.66	1.42	0.16	1.32	3.75	3.65	1.94
SA MFS Blue Chip Growth	30.77	2.17	0.33	0.70	2.51	2.28	1.16
SA MFS Massachusetts Investors Trust	39.40	1.71	0.15	0.34	0.61	0.64	0.40
SA MFS Total Return	96.04	3.65	0.31	—	—	—	—
SA Mid Cap Index	15.01	1.38	0.31	0.29	0.92	0.80	0.49
SA Morgan Stanley International Equities	38.64	2.06	0.23	0.90	4.11	3.42	1.53
SA PIMCO RAE International Value	67.97	3.10	0.13	0.37	1.64	1.37	0.59
SA PIMCO VCP Tactical Balanced	86.76	10.07	3.17	—	—	—	—
SA PineBridge High-Yield Bond	61.09	3.65	0.66	2.93	1.61	3.20	2.67
SA Putnam International Growth and Income	37.07	2.29	0.04	1.09	4.20	3.87	1.70
SA Schroders VCP Global Allocation	85.22	11.08	3.70	—	—	—	—
SA Small Cap Index	18.15	1.93	0.36	0.33	1.02	0.89	0.47
SA T. Rowe Price Asset Allocation Growth	91.85	7.62	0.53	—	—	—	—
SA T. Rowe Price VCP Balanced	87.89	9.09	3.02	—	—	—	—
SA VCP Dynamic Allocation	90.51	8.47	1.02	—	—	—	—
SA VCP Dynamic Strategy	88.40	9.99	1.61	—	—	—	—
SA VCP Index Allocation	80.67	13.02	6.31	—	—	—	—
Portfolio	SAST SA Global Index Allocation 60/40 Portfolio	SAST SA Global Index Allocation 75/25 Portfolio	SAST SA Global Index Allocation 90/10 Portfolio	SAST SA Index Allocation 60/40 Portfolio	SAST SA Index Allocation 80/20 Portfolio	SAST SA Index Allocation 90/10 Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Index Allocation Portfolio
SA AB Growth	—%	—%	—%	—%	—%	—%	8.80%	16.46%	—%
SA AB Small & Mid Cap Value	—	—	—	—	—	—	17.33	2.07	—
SA BlackRock Multi-Factor 70/30	—	—	—	—	—	—	—	—	—
SA BlackRock VCP Global Multi Asset	—	—	—	—	—	—	—	—	—
SA DFA Ultra Short Bond	—	—	—	—	—	—	6.40	14.30	—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	SAST SA Global Index Allocation 60/40 Portfolio	SAST SA Global Index Allocation 75/25 Portfolio	SAST SA Global Index Allocation 90/10 Portfolio	SAST SA Index Allocation 60/40 Portfolio	SAST SA Index Allocation 80/20 Portfolio	SAST SA Index Allocation 90/10 Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Index Allocation Portfolio
SA Emerging Markets Equity Index	2.99%	4.97%	17.50%	—%	—%	—%	19.18%	25.12%	—%
SA Federated Hermes Corporate Bond	—	—	—	—	—	—	6.17	14.03	—
SA Fidelity Institutional AM® International Growth	—	—	—	—	—	—	26.42	53.88	—
SA Fidelity Institutional AM® Real Estate	—	—	—	—	—	—	12.74	19.38	—
SA Fixed Income Index	3.31	2.10	2.94	8.85	8.33	10.99	8.89	16.40	10.68
SA Fixed Income Intermediate Index	3.81	2.49	3.88	10.18	10.03	14.39	9.49	18.81	12.48
SA Franklin BW U.S. Large Cap Value	—	—	—	—	—	—	14.59	16.89	—
SA Franklin Small Company Value	—	—	—	—	—	—	8.97	23.74	—
SA Franklin Systematic U.S. Large Cap Core	—	—	—	—	—	—	36.21	44.80	—
SA Franklin Systematic U.S. Large Cap Value	—	—	—	—	—	—	30.73	—	—
SA Franklin Tactical Opportunities	—	—	—	—	—	—	—	—	—
SA Global Index Allocation 60/40	—	—	—	—	—	—	—	—	—
SA Global Index Allocation 75/25	—	—	—	—	—	—	—	—	—
SA Global Index Allocation 90/10	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	—	—	—	—	—	—	6.58	7.04	—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	—	—	—	—	—
SA Index Allocation 60/40	—	—	—	—	—	—	—	—	—
SA Index Allocation 80/20	—	—	—	—	—	—	—	—	—
SA Index Allocation 90/10	—	—	—	—	—	—	—	—	—
SA International Index	3.19	3.89	17.71	3.17	9.15	33.18	7.19	9.59	6.45
SA Invesco Growth Opportunities	—	—	—	—	—	—	6.52	31.67	—
SA Janus Focused Growth	—	—	—	—	—	—	27.88	20.68	—
SA JPMorgan Diversified Balanced	—	—	—	—	—	—	—	—	—
SA JPMorgan Emerging Markets	—	—	—	—	—	—	7.94	13.17	—
SA JPMorgan Equity-Income	—	—	—	—	—	—	20.65	25.60	—
SA JPMorgan Global Equities	—	—	—	—	—	—	25.57	44.34	—
SA JPMorgan Large Cap Core	—	—	—	—	—	—	55.75	—	—
SA JPMorgan MFS Core Bond	—	—	—	—	—	—	12.72	28.37	—
SA JPMorgan Mid-Cap Growth	—	—	—	—	—	—	6.95	12.43	—
SA Large Cap Growth Index	—	—	—	—	—	—	25.50	53.56	—
SA Large Cap Index	0.78	0.96	3.92	3.51	8.28	24.44	15.54	30.06	6.36
SA Large Cap Value Index	—	—	—	—	—	—	35.43	40.67	—
SA MFS Blue Chip Growth	—	—	—	—	—	—	21.24	38.84	—
SA MFS Massachusetts Investors Trust	—	—	—	—	—	—	26.91	29.84	—
SA MFS Total Return	—	—	—	—	—	—	—	—	—
SA Mid Cap Index	1.10	1.33	6.52	2.88	10.92	30.13	8.88	12.07	6.97
SA Morgan Stanley International Equities	—	—	—	—	—	—	14.89	34.22	—
SA PIMCO RAE International Value	—	—	—	—	—	—	15.25	9.58	—
SA PIMCO VCP Tactical Balanced	—	—	—	—	—	—	—	—	—
SA PineBridge High-Yield Bond	—	—	—	—	—	—	6.98	17.21	—
SA Putnam International Growth and Income	—	—	—	—	—	—	30.48	19.26	—
SA Schroders VCP Global Allocation	—	—	—	—	—	—	—	—	—
SA Small Cap Index	0.65	1.31	6.02	4.39	8.36	22.54	9.95	16.50	7.13
SA T. Rowe Price Asset Allocation Growth	—	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—	—	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—	—	—	—	—
SA VCP Index Allocation	—	—	—	—	—	—	—	—	—
    The fund-of-funds do not invest in the Portfolios for the purpose of exercising management or control; however, investments by these funds within the set limits across their asset allocations may represent a significant portion of net assets of the Portfolios.
    The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended January 31, 2024, the following Portfolios engaged in security transactions with affiliated funds:
Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
SA Invesco Growth Opportunities	$ 156,597	$—	$—
SA MFS Massachusetts Investors Trust	989,602	—	—
SA MFS Total Return	1,907,429	—	—
SA T. Rowe Price Asset Allocation Growth	62,923	—	—
SA T. Rowe Price VCP Balanced	138,117	—	—
Note 9 — Investment Concentration
    Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Emerging Markets Equity Index, SA Goldman Sachs Global Bond, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities, SA PIMCO RAE International Value and SA Putnam International Growth and Income Portfolios.
    Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA JPMorgan MFS Core Bond, SA MFS Total Return and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
    SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.
    SA Fidelity Institutional AM® Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
Note 10 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended January 31, 2024, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 01/31/24
SA AB Small & Mid Cap Value	2	$ 2,222	$ 5,987,500	6.68%	$—
SA BlackRock VCP Global Multi Asset	6	1,854	1,829,167	6.01	—
SA Emerging Markets Equity Index	3	130	233,333	6.68	—
SA Fidelity Institutional AM® International Growth	58	16,263	1,630,172	6.32	—
SA Fidelity Institutional AM® Real Estate	12	2,806	1,287,500	6.60	—
SA Fixed Income Index	2	88	237,500	6.68	—
SA Fixed Income Intermediate Index	3	97	175,000	6.68	—
SA Franklin BW U.S. Large Cap Value	8	1,281	893,750	6.40	—
SA Franklin Small Company Value	5	4,224	4,595,000	6.58	—
SA Franklin Systematic U.S. Large Cap Core	9	1,668	1,013,889	6.54	—
SA Franklin Systematic U.S. Large Cap Value	8	2,986	2,037,500	6.62	—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 01/31/24
SA Janus Focused Growth	14	$ 1,448	$ 575,000	6.46%	$—
SA JPMorgan Diversified Balanced	1	272	1,650,000	5.93	—
SA JPMorgan Global Equities	31	2,525	454,032	6.39	—
SA JPMorgan Large Cap Core	1	144	775,000	6.68	—
SA JPMorgan MFS Core Bond	11	1,449	734,091	6.36	—
SA Large Cap Growth Index	96	5,294	305,208	6.46	—
SA Large Cap Index	15	8,953	3,363,333	6.48	—
SA Large Cap Value Index	65	3,408	287,692	6.51	—
SA MFS Blue Chip Growth	55	30,981	3,120,000	6.55	—
SA MFS Massachusetts Investors Trust	7	2,900	2,317,857	6.47	—
SA MFS Total Return	3	40	75,000	6.35	—
SA PIMCO RAE International Value	29	5,825	1,119,828	6.45	—
SA PIMCO VCP Tactical Balanced	19	9,329	2,648,684	6.61	—
SA PineBridge High-Yield Bond	5	411	445,000	6.53	—
SA Putnam International Growth and Income	4	748	1,062,500	6.56	—
SA Schroders VCP Global Allocation	4	15,468	21,650,000	6.43	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2024, none of the Portfolios participated in this program.

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA AB Growth Portfolio — Class 1
01/31/20	$43.38	$(0.02)	$ 10.44	$ 10.42	$(0.00)	$(3.10)	$(3.10)	$50.70	24.48%	$1,104,442	0.64%	0.64%	(0.03)%	28%
01/31/21	50.70	(0.06)	15.88	15.82	—	(5.58)	(5.58)	60.94	31.55	1,263,528	0.64	0.64	(0.10)	25
01/31/22	60.94	(0.14)	12.31	12.17	—	(5.77)	(5.77)	67.34	19.15	1,263,728	0.62	0.62	(0.20)	21
01/31/23	67.34	(0.05)	(11.00)	(11.05)	—	(9.25)	(9.25)	47.04	(14.81)	1,006,381	0.63	0.63	(0.09)	32
01/31/24	47.04	0.01	13.63	13.64	—	(3.99)	(3.99)	56.69	30.18	1,051,608	0.63	0.63	0.01	22
SA AB Growth Portfolio — Class 2
01/31/20	43.02	(0.09)	10.35	10.26	—	(3.10)	(3.10)	50.18	24.30	78,983	0.79	0.79	(0.18)	28
01/31/21	50.18	(0.14)	15.70	15.56	—	(5.58)	(5.58)	60.16	31.36	89,625	0.79	0.79	(0.25)	25
01/31/22	60.16	(0.25)	12.17	11.92	—	(5.77)	(5.77)	66.31	18.98	92,511	0.77	0.77	(0.35)	21
01/31/23	66.31	(0.13)	(10.85)	(10.98)	—	(9.25)	(9.25)	46.08	(14.94)	71,481	0.78	0.78	(0.24)	32
01/31/24	46.08	(0.07)	13.33	13.26	—	(3.99)	(3.99)	55.35	29.98	80,211	0.78	0.78	(0.14)	22
SA AB Growth Portfolio — Class 3
01/31/20	42.45	(0.13)	10.20	10.07	—	(3.10)	(3.10)	49.42	24.18	439,589	0.89	0.89	(0.28)	28
01/31/21	49.42	(0.19)	15.45	15.26	—	(5.58)	(5.58)	59.10	31.23	523,827	0.89	0.89	(0.35)	25
01/31/22	59.10	(0.31)	11.96	11.65	—	(5.77)	(5.77)	64.98	18.86	603,138	0.87	0.87	(0.46)	21
01/31/23	64.98	(0.18)	(10.66)	(10.84)	—	(9.25)	(9.25)	44.89	(15.04)	540,157	0.88	0.88	(0.34)	32
01/31/24	44.89	(0.12)	12.97	12.85	—	(3.99)	(3.99)	53.75	29.86	622,829	0.88	0.88	(0.24)	22
SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/20	13.87	0.11	0.35	0.46	—	(0.23)	(0.23)	14.10	3.22	81,549	0.98	0.98	0.78	31
01/31/21	14.10	0.10	1.38	1.48	(0.10)	(0.31)	(0.41)	15.17	10.90(4)	125,104	0.97	0.95	0.83	69
01/31/22	15.17	0.17	4.25	4.42	(0.12)	(0.12)	(0.24)	19.35	29.09	152,224	0.96	0.91	0.90	58
01/31/23	19.35	0.14	(1.24)	(1.10)	(0.20)	(4.48)	(4.68)	13.57	(2.60)	126,040	0.97	0.92	0.86	41
01/31/24	13.57	0.09	0.10	0.19	(0.12)	(1.13)	(1.25)	12.51	3.01	108,028	0.97	0.92	0.75	50
SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/20	13.88	0.09	0.35	0.44	—	(0.23)	(0.23)	14.09	3.07	9,951	1.13	1.13	0.63	31
01/31/21	14.09	0.09	1.37	1.46	(0.08)	(0.31)	(0.39)	15.16	10.72(4)	9,921	1.12	1.10	0.71	69
01/31/22	15.16	0.14	4.25	4.39	(0.10)	(0.12)	(0.22)	19.33	28.91	10,768	1.11	1.06	0.74	58
01/31/23	19.33	0.12	(1.24)	(1.12)	(0.16)	(4.48)	(4.64)	13.57	(2.70)	9,265	1.12	1.07	0.71	41
01/31/24	13.57	0.08	0.09	0.17	(0.10)	(1.13)	(1.23)	12.51	2.82	8,640	1.12	1.07	0.60	50
SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/20	13.75	0.07	0.36	0.43	—	(0.23)	(0.23)	13.95	3.03	392,439	1.23	1.23	0.53	31
01/31/21	13.95	0.07	1.36	1.43	(0.07)	(0.31)	(0.38)	15.00	10.60(4)	415,983	1.22	1.20	0.60	69
01/31/22	15.00	0.12	4.21	4.33	(0.09)	(0.12)	(0.21)	19.12	28.78	447,232	1.21	1.16	0.64	58
01/31/23	19.12	0.10	(1.23)	(1.13)	(0.15)	(4.48)	(4.63)	13.36	(2.85)	407,885	1.22	1.17	0.61	41
01/31/24	13.36	0.06	0.09	0.15	(0.08)	(1.13)	(1.21)	12.30	2.75	378,460	1.22	1.17	0.50	50

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	The Portfolio’s performance figure was increased by 0.44% from gains on the disposal of investments due to a trading error.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA BlackRock Multi-Factor 70/30 Portfolio — Class 1
10/13/20 †-01/31/21	$15.00	$0.06	$ 0.90	$ 0.96	$(0.08)	$ —	$(0.08)	$15.88	6.43%	$ 106	2.95%(4)	0.26%(4)	1.25%(4)	13%
01/31/22	15.88	0.24	1.10	1.34	(0.25)	(0.67)	(0.92)	16.30	8.23	115	1.17	0.29	1.40	80
01/31/23	16.30	0.29	(1.50)	(1.21)	(0.27)	(0.15)	(0.42)	14.67	(7.28)	193	0.84	0.30	2.06	61
01/31/24	14.67	0.36	1.06	1.42	(0.32)	—	(0.32)	15.77	9.75	214	0.80	0.32	2.41	64
SA BlackRock Multi-Factor 70/30 Portfolio — Class 3
10/13/20 †-01/31/21	15.00	0.04	0.91	0.95	(0.08)	—	(0.08)	15.87	6.33	19,715	3.37(4)	0.55(4)	0.94(4)	13
01/31/22	15.87	0.19	1.11	1.30	(0.22)	(0.67)	(0.89)	16.28	7.98	60,389	1.36	0.54	1.17	80
01/31/23	16.28	0.27	(1.52)	(1.25)	(0.24)	(0.15)	(0.39)	14.64	(7.52)	83,072	1.09	0.55	1.85	61
01/31/24	14.64	0.30	1.09	1.39	(0.29)	—	(0.29)	15.74	9.55	96,924	1.05	0.57	2.00	64
SA BlackRock VCP Global Multi Asset Portfolio — Class 1
01/31/20	10.47	0.12	1.13	1.25	(0.12)	(0.43)	(0.55)	11.17	11.95(5)	137	0.91	0.90	1.13	154
01/31/21	11.17	0.07	0.39	0.46	(0.01)	(0.25)	(0.26)	11.37	4.15(6)	143	0.99	0.91	0.64(7)	163
01/31/22	11.37	0.07	0.54	0.61	(0.13)	(1.64)	(1.77)	10.21	4.87	825	0.96	0.92	0.61	128
01/31/23	10.21	0.10	(0.97)	(0.87)	—	(0.15)	(0.15)	9.19	(9.98)	390	0.91	0.91	1.11	63
01/31/24	9.19	0.15	0.54	0.69	(0.09)	—	(0.09)	9.79	7.61	405	0.93	0.91	1.63	71
SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/31/20	10.48	0.10	1.12	1.22	(0.09)	(0.43)	(0.52)	11.18	11.67(5)	822,050	1.16	1.15	0.88	154
01/31/21	11.18	0.04	0.39	0.43	(0.00)	(0.25)	(0.25)	11.36	3.94(6)	821,175	1.24	1.16	0.39(7)	163
01/31/22	11.36	0.05	0.52	0.57	(0.10)	(1.64)	(1.74)	10.19	4.53	831,628	1.21	1.17	0.41	128
01/31/23	10.19	0.08	(0.96)	(0.88)	—	(0.15)	(0.15)	9.16	(10.10)	708,378	1.16	1.16	0.85	63
01/31/24	9.16	0.13	0.53	0.66	(0.07)	—	(0.07)	9.75	7.22	690,657	1.18	1.16	1.39	71

†	Commencement of operations.
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
(5)	The Portfolio’s performance figure was increased by 0.02% from gains on the disposal of investments in violation of investment restrictions.
(6)	The Portfolio’s performance figure was increased by 0.09% for a reimbursement of interest income from prior years.
(7)	Includes a one time reimbursement received for interest income received related to prior years. The impact to the ratio of net investment income to average net assets is 0.10%.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA DFA Ultra Short Bond Portfolio — Class 1
01/31/20	$10.64	$ 0.20	$ 0.02	$ 0.22	$(0.21)	$—	$(0.21)	$10.65	2.08%	$170,367	0.51%	0.51%	1.85%	35%(4)
01/31/21	10.65	0.02	(0.01)	0.01	(0.17)	—	(0.17)	10.49	0.11	142,266	0.51	0.51	0.20	110
01/31/22	10.49	(0.03)	(0.06)	(0.09)	(0.01)	—	(0.01)	10.39	(0.90)	128,627	0.50	0.50	(0.32)	110
01/31/23	10.39	0.12	(0.20)	(0.08)	—	—	—	10.31	(0.77)	140,713	0.51	0.51	1.14	115
01/31/24	10.31	0.35	0.12	0.47	(0.12)	—	(0.12)	10.66	4.62	119,860	0.51	0.51	3.29	47
SA DFA Ultra Short Bond Portfolio — Class 2
01/31/20	10.51	0.18	0.02	0.20	(0.19)	—	(0.19)	10.52	1.95	14,150	0.66	0.66	1.69	35(4)
01/31/21	10.52	0.00	(0.00)	(0.00)	(0.16)	—	(0.16)	10.36	(0.03)	14,805	0.66	0.66	0.01	110
01/31/22	10.36	(0.05)	(0.06)	(0.11)	—	—	—	10.25	(1.06)	12,729	0.65	0.65	(0.46)	110
01/31/23	10.25	0.09	(0.18)	(0.09)	—	—	—	10.16	(0.88)	10,969	0.66	0.66	0.91	115
01/31/24	10.16	0.33	0.13	0.46	(0.11)	—	(0.11)	10.51	4.50	9,678	0.66	0.66	3.15	47
SA DFA Ultra Short Bond Portfolio — Class 3
01/31/20	10.42	0.17	0.02	0.19	(0.19)	—	(0.19)	10.42	1.80	190,713	0.76	0.76	1.58	35(4)
01/31/21	10.42	(0.01)	(0.00)	(0.01)	(0.15)	—	(0.15)	10.26	(0.08)	233,226	0.76	0.76	(0.11)	110
01/31/22	10.26	(0.06)	(0.05)	(0.11)	—	—	—	10.15	(1.07)	227,418	0.75	0.75	(0.56)	110
01/31/23	10.15	0.09	(0.20)	(0.11)	—	—	—	10.04	(1.08)	236,563	0.76	0.76	0.87	115
01/31/24	10.04	0.31	0.13	0.44	(0.10)	—	(0.10)	10.38	4.38	228,009	0.76	0.76	3.07	47
SA Emerging Markets Equity Index Portfolio — Class 1
01/31/20	14.05	0.32	(0.12)	0.20	—	—	—	14.25	1.42	85,824	0.83	0.58	2.27	21
01/31/21	14.25	0.20	3.74	3.94	(0.33)	—	(0.33)	17.86	27.92	116,309	0.68	0.58	1.35	22
01/31/22	17.86	0.27	(1.45)	(1.18)	(0.17)	—	(0.17)	16.51	(6.63)	96,121	0.68	0.58	1.51	6
01/31/23	16.51	0.32	(2.49)	(2.17)	(0.26)	—	(0.26)	14.08	(12.91)	80,212	0.85	0.58	2.28	5
01/31/24	14.08	0.28	(0.97)	(0.69)	(0.35)	—	(0.35)	13.04	(4.86)	68,169	0.83	0.58	2.10	4
SA Emerging Markets Equity Index Portfolio — Class 3
01/31/20	14.04	0.27	(0.10)	0.17	—	—	—	14.21	1.21	3,066	1.07	0.83	2.01	21
01/31/21	14.21	0.15	3.73	3.88	(0.31)	—	(0.31)	17.78	27.61	8,255	0.92	0.83	1.06	22
01/31/22	17.78	0.22	(1.43)	(1.21)	(0.16)	—	(0.16)	16.41	(6.85)	13,994	0.95	0.83	1.31	6
01/31/23	16.41	0.27	(2.47)	(2.20)	(0.23)	—	(0.23)	13.98	(13.15)	17,124	1.11	0.83	2.01	5
01/31/24	13.98	0.24	(0.96)	(0.72)	(0.32)	—	(0.32)	12.94	(5.10)	17,699	1.08	0.83	1.83	4

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Portfolio Turnover as previously disclosed in the January 31, 2020 financial statements has been corrected to exclude the impact of purchases and sales of short-term securities.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Federated Hermes Corporate Bond Portfolio — Class 1
01/31/20	$12.80	$ 0.55	$ 1.17	$ 1.72	$(0.73)	$ —	$(0.73)	$13.79	13.61%	$ 474,859	0.55%	0.55%	3.99%	13%
01/31/21	13.79	0.50	0.36	0.86	(0.57)	(0.20)	(0.77)	13.88	6.28	483,921	0.55	0.55	3.63	22
01/31/22	13.88	0.46	(0.69)	(0.23)	(0.43)	(0.04)	(0.47)	13.18	(1.73)	500,170	0.54	0.54	3.31	14
01/31/23	13.18	0.43	(1.54)	(1.11)	(0.47)	(0.04)	(0.51)	11.56	(8.11)	416,041	0.55	0.55	3.57	34
01/31/24	11.56	0.42	0.02	0.44	(0.42)	—	(0.42)	11.58	4.04	399,903	0.55	0.55	3.70	5
SA Federated Hermes Corporate Bond Portfolio — Class 2
01/31/20	12.79	0.52	1.17	1.69	(0.70)	—	(0.70)	13.78	13.44	18,307	0.70	0.70	3.82	13
01/31/21	13.78	0.48	0.37	0.85	(0.55)	(0.20)	(0.75)	13.88	6.19	16,967	0.70	0.70	3.49	22
01/31/22	13.88	0.44	(0.69)	(0.25)	(0.41)	(0.04)	(0.45)	13.18	(1.89)	14,538	0.69	0.69	3.17	14
01/31/23	13.18	0.41	(1.53)	(1.12)	(0.45)	(0.04)	(0.49)	11.57	(8.23)	11,344	0.70	0.70	3.42	34
01/31/24	11.57	0.40	0.02	0.42	(0.40)	—	(0.40)	11.59	3.84	10,378	0.70	0.70	3.56	5
SA Federated Hermes Corporate Bond Portfolio — Class 3
01/31/20	12.71	0.50	1.17	1.67	(0.69)	—	(0.69)	13.69	13.33	864,347	0.80	0.80	3.72	13
01/31/21	13.69	0.46	0.37	0.83	(0.54)	(0.20)	(0.74)	13.78	6.08	933,036	0.80	0.80	3.38	22
01/31/22	13.78	0.41	(0.68)	(0.27)	(0.40)	(0.04)	(0.44)	13.07	(2.01)	1,058,966	0.79	0.79	3.06	14
01/31/23	13.07	0.39	(1.52)	(1.13)	(0.44)	(0.04)	(0.48)	11.46	(8.38)	908,233	0.80	0.80	3.31	34
01/31/24	11.46	0.39	0.02	0.41	(0.39)	—	(0.39)	11.48	3.80	973,952	0.80	0.80	3.45	5
SA Fidelity Institutional AM® International Growth Portfolio — Class 1
05/1/19 †-01/31/20	15.00	0.06	1.69	1.75	(0.06)	(0.02)	(0.08)	16.67	11.68	313,927	0.93(4)	0.88(4)	0.56(4)	90
01/31/21	16.67	0.06	3.55	3.61	(0.06)	(0.57)	(0.63)	19.65	21.78	346,993	0.86	0.88	0.34	156
01/31/22	19.65	0.01	0.36	0.37	(0.01)	(1.53)	(1.54)	18.48	0.89	320,077	0.87	0.87	0.04	146
01/31/23	18.48	0.05	(2.08)	(2.03)	—	(1.60)	(1.60)	14.85	(9.58)	247,531	0.87	0.87	0.30	93
01/31/24	14.85	0.05	2.47	2.52	(0.05)	—	(0.05)	17.32	17.04	237,825	0.87	0.87	0.32	75
SA Fidelity Institutional AM® International Growth Portfolio — Class 3
05/1/19 †-01/31/20	15.00	0.01	1.73	1.74	(0.05)	(0.02)	(0.07)	16.67	11.59	1,346	1.29(4)	1.13(4)	0.11(4)	90
01/31/21	16.67	0.00	3.55	3.55	(0.03)	(0.57)	(0.60)	19.62	21.44	3,959	1.10	1.13	0.00	156
01/31/22	19.62	(0.06)	0.38	0.32	—	(1.53)	(1.53)	18.41	0.66	10,010	1.12	1.12	(0.30)	146
01/31/23	18.41	0.01	(2.07)	(2.06)	—	(1.60)	(1.60)	14.75	(9.79)	11,836	1.12	1.12	0.02	93
01/31/24	14.75	0.00	2.46	2.46	(0.03)	—	(0.03)	17.18	16.68	15,820	1.12	1.12	0.02	75

†	Commencement of operations.
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Fidelity Institutional AM® Real Estate Portfolio — Class 1
01/31/20	$12.61	$0.25	$ 1.64	$ 1.89	$(0.32)	$(0.04)	$(0.36)	$14.14	15.10%	$ 88,455	0.83%	0.83%	1.86%	47%
01/31/21	14.14	0.22	(0.74)	(0.52)	(0.25)	(0.57)	(0.82)	12.80	(3.60)	101,995	0.82	0.82	1.78	46
01/31/22	12.80	0.15	3.60	3.75	(0.23)	—	(0.23)	16.32	29.24	119,157	0.82	0.82	0.93	28
01/31/23	16.32	0.26	(2.40)	(2.14)	(0.14)	(1.18)	(1.32)	12.86	(11.91)	123,498	0.83	0.83	1.92	45
01/31/24	12.86	0.29	(0.60)	(0.31)	(0.27)	(0.69)	(0.96)	11.59	(1.42)	113,301	0.84	0.84	2.42	38
SA Fidelity Institutional AM® Real Estate Portfolio — Class 2
01/31/20	12.58	0.23	1.63	1.86	(0.30)	(0.04)	(0.34)	14.10	14.88	4,677	0.98	0.98	1.71	47
01/31/21	14.10	0.20	(0.73)	(0.53)	(0.23)	(0.57)	(0.80)	12.77	(3.70)	4,061	0.97	0.97	1.60	46
01/31/22	12.77	0.13	3.59	3.72	(0.21)	—	(0.21)	16.28	29.07	4,283	0.97	0.97	0.80	28
01/31/23	16.28	0.24	(2.40)	(2.16)	(0.11)	(1.18)	(1.29)	12.83	(12.07)	3,391	0.98	0.98	1.68	45
01/31/24	12.83	0.27	(0.60)	(0.33)	(0.25)	(0.69)	(0.94)	11.56	(1.63)	2,933	0.99	0.99	2.28	38
SA Fidelity Institutional AM® Real Estate Portfolio — Class 3
01/31/20	12.48	0.22	1.62	1.84	(0.28)	(0.04)	(0.32)	14.00	14.85	180,473	1.08	1.08	1.61	47
01/31/21	14.00	0.18	(0.73)	(0.55)	(0.22)	(0.57)	(0.79)	12.66	(3.89)	173,750	1.07	1.07	1.49	46
01/31/22	12.66	0.11	3.57	3.68	(0.20)	—	(0.20)	16.14	28.99	178,847	1.07	1.07	0.72	28
01/31/23	16.14	0.22	(2.37)	(2.15)	(0.10)	(1.18)	(1.28)	12.71	(12.16)	162,316	1.08	1.08	1.59	45
01/31/24	12.71	0.26	(0.60)	(0.34)	(0.24)	(0.69)	(0.93)	11.44	(1.74)	141,344	1.09	1.09	2.18	38
SA Fixed Income Index Portfolio — Class 1
01/31/20	9.98	0.25	0.78	1.03	(0.02)	—	(0.02)	10.99	10.34	508,954	0.37	0.34	2.37	24
01/31/21	10.99	0.24	0.33	0.57	(0.24)	(0.04)	(0.28)	11.28	5.18	518,860	0.36	0.34	2.06	22
01/31/22	11.28	0.21	(0.56)	(0.35)	(0.23)	(0.13)	(0.36)	10.57	(3.13)	481,451	0.35	0.34	1.88	16
01/31/23	10.57	0.22	(1.08)	(0.86)	(0.19)	(0.03)	(0.22)	9.49	(7.99)	461,756	0.36	0.34	2.30	19
01/31/24	9.49	0.27	(0.06)	0.21	(0.22)	—	(0.22)	9.48	2.35	452,506	0.36	0.34	2.84	12
SA Fixed Income Index Portfolio — Class 3
01/31/20	9.97	0.21	0.80	1.01	(0.02)	—	(0.02)	10.96	10.12	28,244	0.62	0.59	2.10	24
01/31/21	10.96	0.20	0.34	0.54	(0.23)	(0.04)	(0.27)	11.23	4.93	63,869	0.60	0.59	1.79	22
01/31/22	11.23	0.18	(0.55)	(0.37)	(0.22)	(0.13)	(0.35)	10.51	(3.38)	79,032	0.60	0.59	1.63	16
01/31/23	10.51	0.20	(1.07)	(0.87)	(0.17)	(0.03)	(0.20)	9.44	(8.18)	79,600	0.61	0.59	2.05	19
01/31/24	9.44	0.24	(0.06)	0.18	(0.20)	—	(0.20)	9.42	2.02	91,013	0.61	0.59	2.60	12

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Fixed Income Intermediate Index Portfolio — Class 1
01/31/20	$ 9.86	$0.21	$ 0.46	$ 0.67	$(0.02)	$ —	$(0.02)	$10.51	6.77%	$355,130	0.38%	0.34%	2.07%	24%
01/31/21	10.51	0.19	0.28	0.47	(0.20)	—	(0.20)	10.78	4.48	369,686	0.36	0.34	1.77	16
01/31/22	10.78	0.15	(0.42)	(0.27)	(0.14)	(0.01)	(0.15)	10.36	(2.51)	479,748	0.35	0.34	1.38	16
01/31/23	10.36	0.17	(0.62)	(0.45)	(0.14)	(0.00)	(0.14)	9.77	(4.28)	474,835	0.36	0.34	1.73	24
01/31/24	9.77	0.24	0.08	0.32	(0.17)	—	(0.17)	9.92	3.38	450,305	0.36	0.34	2.46	15
SA Fixed Income Intermediate Index Portfolio — Class 3
01/31/20	9.86	0.18	0.46	0.64	(0.01)	—	(0.01)	10.49	6.54	21,526	0.63	0.59	1.81	24
01/31/21	10.49	0.16	0.28	0.44	(0.19)	—	(0.19)	10.74	4.18	32,017	0.61	0.59	1.51	16
01/31/22	10.74	0.12	(0.43)	(0.31)	(0.11)	(0.01)	(0.12)	10.31	(2.83)	39,760	0.60	0.59	1.13	16
01/31/23	10.31	0.14	(0.61)	(0.47)	(0.12)	(0.00)	(0.12)	9.72	(4.52)	41,870	0.61	0.59	1.48	24
01/31/24	9.72	0.21	0.09	0.30	(0.15)	—	(0.15)	9.87	3.18	48,807	0.61	0.59	2.21	15
SA Franklin BW U.S. Large Cap Value Portfolio — Class 1
01/31/20	19.93	0.43	2.11	2.54	(0.46)	(1.88)	(2.34)	20.13	12.66	863,626	0.75	0.70	2.05	49
01/31/21	20.13	0.39	0.01	0.40	(0.40)	(1.15)	(1.55)	18.98	2.46	909,235	0.75	0.70	2.16	79
01/31/22	18.98	0.35	5.16	5.51	(0.43)	(0.16)	(0.59)	23.90	28.99	993,576	0.75	0.70	1.53	58
01/31/23	23.90	0.45	0.12	0.57	(0.41)	(3.92)	(4.33)	20.14	3.71	874,782	0.75	0.70	2.05	49
01/31/24	20.14	0.40	0.21	0.61	(0.49)	(1.94)	(2.43)	18.32	4.57	752,273	0.75	0.70	2.14	43
SA Franklin BW U.S. Large Cap Value Portfolio — Class 2
01/31/20	19.93	0.40	2.11	2.51	(0.42)	(1.88)	(2.30)	20.14	12.53	43,056	0.90	0.85	1.90	49
01/31/21	20.14	0.36	0.02	0.38	(0.37)	(1.15)	(1.52)	19.00	2.34	40,366	0.90	0.85	2.02	79
01/31/22	19.00	0.32	5.15	5.47	(0.40)	(0.16)	(0.56)	23.91	28.75	45,417	0.90	0.85	1.38	58
01/31/23	23.91	0.42	0.12	0.54	(0.37)	(3.92)	(4.29)	20.16	3.57	40,173	0.90	0.85	1.90	49
01/31/24	20.16	0.37	0.21	0.58	(0.45)	(1.94)	(2.39)	18.35	4.42	38,128	0.90	0.85	1.99	43
SA Franklin BW U.S. Large Cap Value Portfolio — Class 3
01/31/20	19.82	0.38	2.09	2.47	(0.40)	(1.88)	(2.28)	20.01	12.38	466,528	1.00	0.95	1.80	49
01/31/21	20.01	0.34	0.01	0.35	(0.35)	(1.15)	(1.50)	18.86	2.20	471,406	1.00	0.95	1.92	79
01/31/22	18.86	0.30	5.11	5.41	(0.38)	(0.16)	(0.54)	23.73	28.65	511,607	1.00	0.95	1.28	58
01/31/23	23.73	0.40	0.11	0.51	(0.34)	(3.92)	(4.26)	19.98	3.47	443,551	1.00	0.95	1.80	49
01/31/24	19.98	0.35	0.20	0.55	(0.43)	(1.94)	(2.37)	18.16	4.28	426,547	1.00	0.95	1.89	43

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin Small Company Value Portfolio — Class 1
01/31/20	$19.22	$0.24	$ 1.84	$ 2.08	$(0.20)	$(3.03)	$(3.23)	$18.07	10.42%	$134,974	1.03%	0.98%	1.21%	48%
01/31/21	18.07	0.22	1.68	1.90	(0.21)	(0.91)	(1.12)	18.85	11.24	155,162	1.02	0.97	1.36	77
01/31/22	18.85	0.13	3.69	3.82	(0.25)	(1.21)	(1.46)	21.21	19.85	143,267	1.01	0.96	0.60	50
01/31/23	21.21	0.09	(0.33)	(0.24)	(0.14)	(4.23)	(4.37)	16.60	1.11	126,372	1.03	0.97	0.47	52
01/31/24	16.60	0.14	(0.25)	(0.11)	(0.08)	(1.15)	(1.23)	15.26	0.32	105,889	1.05	0.95	0.92	63
SA Franklin Small Company Value Portfolio — Class 3
01/31/20	19.03	0.19	1.83	2.02	(0.15)	(3.03)	(3.18)	17.87	10.18	183,707	1.28	1.23	0.97	48
01/31/21	17.87	0.17	1.66	1.83	(0.17)	(0.91)	(1.08)	18.62	10.92	196,232	1.27	1.22	1.09	77
01/31/22	18.62	0.08	3.63	3.71	(0.20)	(1.21)	(1.41)	20.92	19.54	212,477	1.26	1.21	0.36	50
01/31/23	20.92	0.04	(0.33)	(0.29)	(0.08)	(4.23)	(4.31)	16.32	0.86	191,890	1.28	1.22	0.23	52
01/31/24	16.32	0.10	(0.24)	(0.14)	(0.04)	(1.15)	(1.19)	14.99	0.09	178,308	1.30	1.20	0.67	63
SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 1
10/7/19 †-01/31/20	15.00	0.08	0.98	1.06	(0.06)	—	(0.06)	16.00	7.06	129,702	0.72(4)	0.70(4)	1.69(4)	12
01/31/21	16.00	0.26	1.28	1.54	(0.26)	(0.14)	(0.40)	17.14	9.60	148,051	0.66	0.67	1.62	32
01/31/22	17.14	0.27	3.31	3.58	(0.01)	—	(0.01)	20.71	20.90	156,026	0.57	0.57	1.34	32
01/31/23	20.71	0.27	(1.08)	(0.81)	(0.34)	(2.17)	(2.51)	17.39	(3.06)	129,967	0.58	0.58	1.42	105
01/31/24	17.39	0.18	2.85	3.03	(0.27)	(1.72)	(1.99)	18.43	18.84	129,228	0.60	0.60	1.00	85
SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 3
10/7/19 †-01/31/20	15.00	0.05	0.99	1.04	(0.05)	—	(0.05)	15.99	6.95	316	0.95(4)	0.95(4)	1.10(4)	12
01/31/21	15.99	0.19	1.29	1.48	(0.23)	(0.14)	(0.37)	17.10	9.27	2,284	0.93	0.93	1.25	32
01/31/22	17.10	0.21	3.33	3.54	—	—	—	20.64	20.70	5,840	0.82	0.82	1.07	32
01/31/23	20.64	0.21	(1.07)	(0.86)	(0.31)	(2.17)	(2.48)	17.30	(3.31)	8,177	0.83	0.83	1.13	105
01/31/24	17.30	0.13	2.83	2.96	(0.24)	(1.72)	(1.96)	18.30	18.53	13,904	0.85	0.85	0.72	85

†	Commencement of operations.
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1
01/31/20	$13.33	$0.35	$ 1.40	$ 1.75	$(0.38)	$(0.92)	$(1.30)	$13.78	13.01%	$184,213	0.65%	0.65%	2.46%	68%
01/31/21	13.78	0.35	1.21	1.56	(0.32)	(1.77)	(2.09)	13.25	11.91	210,465	0.64	0.64	2.73	80
01/31/22	13.25	0.25	2.27	2.52	(0.35)	(0.94)	(1.29)	14.48	18.78	190,080	0.66	0.66	1.65	166
01/31/23	14.48	0.21	(0.39)	(0.18)	(0.27)	(3.24)	(3.51)	10.79	0.36	158,051	0.65	0.65	1.60	111
01/31/24	10.79	0.18	0.38	0.56	(0.19)	—	(0.19)	11.16	5.35	136,794	0.65	0.65	1.72	101
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 2
01/31/20	13.30	0.33	1.40	1.73	(0.36)	(0.92)	(1.28)	13.75	12.85	5,552	0.80	0.80	2.31	68
01/31/21	13.75	0.33	1.20	1.53	(0.29)	(1.77)	(2.06)	13.22	11.74	5,359	0.79	0.79	2.59	80
01/31/22	13.22	0.22	2.27	2.49	(0.33)	(0.94)	(1.27)	14.44	18.59	5,669	0.82	0.82	1.47	166
01/31/23	14.44	0.19	(0.40)	(0.21)	(0.24)	(3.24)	(3.48)	10.75	0.17	5,114	0.80	0.80	1.44	111
01/31/24	10.75	0.17	0.38	0.55	(0.17)	—	(0.17)	11.13	5.28	4,603	0.80	0.80	1.57	101
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 3
01/31/20	13.19	0.31	1.38	1.69	(0.34)	(0.92)	(1.26)	13.62	12.72	169,757	0.90	0.90	2.21	68
01/31/21	13.62	0.31	1.19	1.50	(0.29)	(1.77)	(2.06)	13.06	11.58	201,091	0.89	0.89	2.47	80
01/31/22	13.06	0.20	2.26	2.46	(0.33)	(0.94)	(1.27)	14.25	18.54	239,036	0.92	0.92	1.35	166
01/31/23	14.25	0.17	(0.39)	(0.22)	(0.23)	(3.24)	(3.47)	10.56	0.05	216,008	0.90	0.90	1.35	111
01/31/24	10.56	0.15	0.38	0.53	(0.16)	—	(0.16)	10.93	5.18	216,296	0.90	0.90	1.47	101
SA Franklin Tactical Opportunities Portfolio — Class 1
01/31/20	10.06	0.20	0.98	1.18	(0.17)	(0.02)	(0.19)	11.05	11.75	148	1.12	0.81	1.88	42
01/31/21	11.05	0.15	0.69	0.84	(0.15)	(0.04)	(0.19)	11.70	7.65	159	0.97	0.81	1.38	61
01/31/22	11.70	0.13	1.41	1.54	(0.15)	(0.82)	(0.97)	12.27	12.95	183	0.92	0.81	1.05	46
01/31/23	12.27	0.16	(0.99)	(0.83)	(0.14)	(0.50)	(0.64)	10.80	(6.34)	204	0.94	0.81	1.42	46
01/31/24	10.80	0.18	1.07	1.25	(0.19)	(0.01)	(0.20)	11.85	11.63	156	1.01	0.81	1.68	32
SA Franklin Tactical Opportunities Portfolio — Class 3
01/31/20	10.06	0.17	0.98	1.15	(0.15)	(0.02)	(0.17)	11.04	11.43	55,730	1.38	1.06	1.58	42
01/31/21	11.04	0.12	0.70	0.82	(0.13)	(0.04)	(0.17)	11.69	7.45	70,795	1.22	1.06	1.11	61
01/31/22	11.69	0.10	1.40	1.50	(0.12)	(0.82)	(0.94)	12.25	12.62	78,964	1.17	1.06	0.80	46
01/31/23	12.25	0.13	(0.99)	(0.86)	(0.11)	(0.50)	(0.61)	10.78	(6.57)	81,841	1.19	1.06	1.18	46
01/31/24	10.78	0.15	1.06	1.21	(0.16)	(0.01)	(0.17)	11.82	11.30	93,788	1.26	1.06	1.40	32

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Global Index Allocation 60/40 Portfolio — Class 1
01/31/20	$14.42	$(0.01)	$ 1.73	$ 1.72	$ —	$(0.04)	$(0.04)	$16.10	11.95%	$ 111	0.41%	0.18%	(0.08)%	19%
01/31/21	16.10	0.44	1.40	1.84	(0.27)	(0.18)	(0.45)	17.49	11.48	247	0.26	0.18	2.81	18
01/31/22	17.49	0.22	0.93	1.15	(0.31)	(0.50)	(0.81)	17.83	6.44	96	0.19	0.18	1.15	13
01/31/23	17.83	0.26	(1.33)	(1.07)	(0.05)	(0.15)	(0.20)	16.56	(5.90)	90	0.20	0.18	1.59	13
01/31/24	16.56	0.25	0.96	1.21	(0.29)	(0.51)	(0.80)	16.97	7.77	51	0.20	0.18	1.51	9
SA Global Index Allocation 60/40 Portfolio — Class 3
01/31/20	14.44	(0.04)	1.72	1.68	—	(0.04)	(0.04)	16.08	11.66	41,422	0.66	0.43	(0.30)	19
01/31/21	16.08	0.27	1.53	1.80	(0.24)	(0.18)	(0.42)	17.46	11.24	68,258	0.51	0.43	1.69	18
01/31/22	17.46	0.19	0.91	1.10	(0.24)	(0.50)	(0.74)	17.82	6.19	86,414	0.46	0.43	1.03	13
01/31/23	17.82	0.22	(1.33)	(1.11)	(0.01)	(0.15)	(0.16)	16.55	(6.14)	84,554	0.45	0.43	1.35	13
01/31/24	16.55	0.25	0.94	1.19	(0.26)	(0.51)	(0.77)	16.97	7.58	94,238	0.45	0.43	1.53	9
SA Global Index Allocation 75/25 Portfolio — Class 1
01/31/20	14.28	(0.01)	1.79	1.78	—	(0.06)	(0.06)	16.00	12.48	175	0.39	0.18	(0.09)	17
01/31/21	16.00	0.28	1.82	2.10	(0.25)	(0.15)	(0.40)	17.70	13.13	233	0.28	0.18	1.76	19
01/31/22	17.70	0.24	1.26	1.50	(0.31)	(0.37)	(0.68)	18.52	8.36	114	0.20	0.18	1.26	9
01/31/23	18.52	0.26	(1.39)	(1.13)	(0.06)	(0.21)	(0.27)	17.12	(5.97)	107	0.20	0.18	1.58	10
01/31/24	17.12	0.40	1.03	1.43	(0.30)	(0.62)	(0.92)	17.63	8.85	377	0.20	0.18	2.33	7
SA Global Index Allocation 75/25 Portfolio — Class 3
01/31/20	14.31	(0.05)	1.79	1.74	—	(0.06)	(0.06)	15.99	12.17	40,319	0.64	0.43	(0.32)	17
01/31/21	15.99	0.24	1.81	2.05	(0.22)	(0.15)	(0.37)	17.67	12.82	59,391	0.53	0.43	1.53	19
01/31/22	17.67	0.19	1.27	1.46	(0.25)	(0.37)	(0.62)	18.51	8.13	84,832	0.46	0.43	1.01	9
01/31/23	18.51	0.23	(1.40)	(1.17)	(0.02)	(0.21)	(0.23)	17.11	(6.21)	84,384	0.45	0.43	1.35	10
01/31/24	17.11	0.26	1.12	1.38	(0.26)	(0.62)	(0.88)	17.61	8.54	96,083	0.45	0.43	1.49	7

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period											Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From							Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Return of capital	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Global Index Allocation 90/10 Portfolio — Class 1
01/31/20	$14.11	$(0.01)	$ 1.84	$ 1.83	$ —	$(0.04)	$(0.10)	$(0.14)	$15.80	13.00%	$ 781	0.19%	0.18%	(0.07)%	12%
01/31/21	15.80	0.30	1.88	2.18	—	—	—	—	17.98	13.80	2,874	0.16	0.18	1.99	19
01/31/22	17.98	0.24	1.71	1.95	(0.21)	—	(0.20)	(0.41)	19.52	10.75	4,050	0.13	0.14	1.23	5
01/31/23	19.52	0.28	(1.46)	(1.18)	(0.26)	—	(0.31)	(0.57)	17.77	(5.64)	3,866	0.13	0.13	1.58	8
01/31/24	17.77	0.31	1.36	1.67	(0.35)	—	(0.65)	(1.00)	18.44	10.01	4,175	0.13	0.13	1.73	7
SA Global Index Allocation 90/10 Portfolio — Class 3
01/31/20	14.14	(0.05)	1.84	1.79	—	(0.04)	(0.10)	(0.14)	15.79	12.69	152,486	0.44	0.43	(0.35)	12
01/31/21	15.79	0.23	1.90	2.13	—	—	—	—	17.92	13.49	208,445	0.41	0.43	1.47	19
01/31/22	17.92	0.18	1.71	1.89	(0.18)	—	(0.20)	(0.38)	19.43	10.46	309,369	0.38	0.39	0.94	5
01/31/23	19.43	0.25	(1.47)	(1.22)	(0.22)	—	(0.31)	(0.53)	17.68	(5.90)	312,721	0.38	0.38	1.44	8
01/31/24	17.68	0.27	1.35	1.62	(0.31)	—	(0.65)	(0.96)	18.34	9.75	345,990	0.38	0.38	1.51	7
SA Goldman Sachs Global Bond Portfolio — Class 1
01/31/20	10.68	0.12	0.61	0.73	—	—	—	—	11.41	6.84	101,220	0.73	0.73	1.11	288
01/31/21	11.41	0.10	0.85	0.95	(0.07)	—	—	(0.07)	12.29	8.38	90,255	0.77	0.77	0.84	396
01/31/22	12.29	0.07	(1.05)	(0.98)	(0.30)	—	—	(0.30)	11.01	(8.04)	87,817	0.72	0.72	0.57	417
01/31/23	11.01	0.12	(1.72)	(1.60)	—	—	—	—	9.41	(14.53)	69,263	0.86	0.86	1.21	470
01/31/24	9.41	0.20	(0.28)	(0.08)	—	—	—	—	9.33	(0.85)	57,446	0.89(4)	0.89(4)	2.16	315
SA Goldman Sachs Global Bond Portfolio — Class 2
01/31/20	10.58	0.10	0.61	0.71	—	—	—	—	11.29	6.71	5,016	0.88	0.88	0.95	288
01/31/21	11.29	0.08	0.84	0.92	(0.05)	—	—	(0.05)	12.16	8.20	4,762	0.92	0.92	0.68	396
01/31/22	12.16	0.05	(1.03)	(0.98)	(0.28)	—	—	(0.28)	10.90	(8.13)	3,938	0.87	0.87	0.42	417
01/31/23	10.90	0.10	(1.70)	(1.60)	—	—	—	—	9.30	(14.68)	3,018	1.01	1.01	1.05	470
01/31/24	9.30	0.18	(0.27)	(0.09)	—	—	—	—	9.21	(0.97)	2,759	1.05(4)	1.05(4)	2.01	315
SA Goldman Sachs Global Bond Portfolio — Class 3
01/31/20	10.47	0.09	0.60	0.69	—	—	—	—	11.16	6.59	289,824	0.98	0.98	0.85	288
01/31/21	11.16	0.07	0.84	0.91	(0.05)	—	—	(0.05)	12.02	8.12	302,737	1.02	1.02	0.58	396
01/31/22	12.02	0.04	(1.03)	(0.99)	(0.27)	—	—	(0.27)	10.76	(8.26)	305,711	0.97	0.97	0.32	417
01/31/23	10.76	0.09	(1.68)	(1.59)	—	—	—	—	9.17	(14.78)	244,152	1.12	1.12	0.96	470
01/31/24	9.17	0.17	(0.27)	(0.10)	—	—	—	—	9.07	(1.09)	233,928	1.14(4)	1.14(4)	1.91	315

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Includes interest expense of 0.07% relating to derivative activity.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
01/31/20	$ 9.84	$ 0.13	$ 0.92	$ 1.05	$(0.22)	$(0.04)	$(0.26)	$10.63	10.69%	$ 119	1.09%	0.81%	1.23%	146%
01/31/21	10.63	0.05	1.16	1.21	(0.04)	(0.12)	(0.16)	11.68	11.40	132	1.16	0.81	0.42	164
01/31/22	11.68	0.07	1.23	1.30	(0.05)	(1.88)	(1.93)	11.05	10.71	146	0.98	0.81	0.57	163
01/31/23	11.05	0.14	(0.99)	(0.85)	—	(0.53)	(0.53)	9.67	(7.26)	135	1.11	0.81	1.38	138
01/31/24	9.67	0.21	0.86	1.07	(0.11)	—	(0.11)	10.63	11.22	149	1.31	0.84	2.14	146
SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
01/31/20	9.84	0.09	0.93	1.02	(0.20)	(0.04)	(0.24)	10.62	10.36	33,620	1.35	1.06	0.93	146
01/31/21	10.62	0.02	1.16	1.18	(0.02)	(0.12)	(0.14)	11.66	11.11	41,712	1.42	1.06	0.16	164
01/31/22	11.66	0.04	1.23	1.27	(0.03)	(1.88)	(1.91)	11.02	10.43	38,343	1.23	1.06	0.34	163
01/31/23	11.02	0.11	(0.97)	(0.86)	—	(0.53)	(0.53)	9.63	(7.37)	39,021	1.36	1.07	1.14	138
01/31/24	9.63	0.19	0.84	1.03	(0.09)	—	(0.09)	10.57	10.80	44,489	1.56	1.09	1.89	146
SA Index Allocation 60/40 Portfolio — Class 1
01/31/20	10.57	(0.01)	1.48	1.47	—	(0.08)	(0.08)	11.96	13.97	167	0.18	0.18	(0.09)	16
01/31/21	11.96	0.41	1.14	1.55	(0.19)	(0.21)	(0.40)	13.11	12.98	398	0.16	0.18	3.21	18
01/31/22	13.11	0.30	0.91	1.21	(0.04)	(0.15)	(0.19)	14.13	9.12	738	0.15	0.15	2.16	12
01/31/23	14.13	0.02	(0.98)	(0.96)	(0.20)	(0.45)	(0.65)	12.52	(6.38)	326	0.14	0.14	0.15	10
01/31/24	12.52	0.20	0.99	1.19	(0.22)	(0.54)	(0.76)	12.95	10.02	355	0.14	0.14	1.58	8
SA Index Allocation 60/40 Portfolio — Class 3
01/31/20	10.59	(0.04)	1.48	1.44	—	(0.08)	(0.08)	11.95	13.66	143,258	0.44	0.43	(0.31)	16
01/31/21	11.95	0.17	1.34	1.51	(0.16)	(0.21)	(0.37)	13.09	12.69	192,400	0.41	0.43	1.43	18
01/31/22	13.09	0.14	1.04	1.18	(0.01)	(0.15)	(0.16)	14.11	8.95	239,442	0.40	0.40	1.02	12
01/31/23	14.11	0.15	(1.14)	(0.99)	(0.17)	(0.45)	(0.62)	12.50	(6.62)	236,977	0.39	0.39	1.14	10
01/31/24	12.50	0.17	0.97	1.14	(0.18)	(0.54)	(0.72)	12.92	9.69	257,023	0.39	0.39	1.33	8

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Index Allocation 80/20 Portfolio — Class 1
01/31/20	$10.77	$(0.01)	$ 1.65	$ 1.64	$ —	$(0.10)	$(0.10)	$12.31	15.28%	$ 1,797	0.15%	0.16%	(0.08)%	13%
01/31/21	12.31	0.20	1.61	1.81	—	(0.07)	(0.07)	14.05	14.74	2,361	0.13	0.13	1.61	14
01/31/22	14.05	0.12	1.76	1.88	(0.19)	(0.27)	(0.46)	15.47	13.25	2,240	0.13	0.13	0.78	8
01/31/23	15.47	0.15	(1.17)	(1.02)	(0.23)	(0.45)	(0.68)	13.77	(6.17)	2,041	0.13	0.13	1.04	8
01/31/24	13.77	0.25	1.32	1.57	(0.25)	(0.69)	(0.94)	14.40	12.16	3,154	0.13	0.13	1.79	5
SA Index Allocation 80/20 Portfolio — Class 3
01/31/20	10.79	(0.04)	1.66	1.62	—	(0.10)	(0.10)	12.31	15.06	266,559	0.40	0.41	(0.33)	13
01/31/21	12.31	0.17	1.60	1.77	—	(0.07)	(0.07)	14.01	14.41	353,994	0.38	0.38	1.37	14
01/31/22	14.01	0.15	1.70	1.85	(0.17)	(0.27)	(0.44)	15.42	13.03	457,921	0.38	0.38	0.95	8
01/31/23	15.42	0.15	(1.20)	(1.05)	(0.20)	(0.45)	(0.65)	13.72	(6.43)	450,620	0.38	0.38	1.12	8
01/31/24	13.72	0.17	1.36	1.53	(0.22)	(0.69)	(0.91)	14.34	11.86	490,613	0.38	0.38	1.25	5
SA Index Allocation 90/10 Portfolio — Class 1
01/31/20	10.85	(0.01)	1.75	1.74	—	(0.12)	(0.12)	12.47	16.04	2,645	0.13	0.13	(0.04)	12
01/31/21	12.47	0.21	1.67	1.88	—	(0.07)	(0.07)	14.28	15.07	4,493	0.12	0.12	1.72	15
01/31/22	14.28	0.19	2.01	2.20	(0.19)	(0.27)	(0.46)	16.02	15.23	6,573	0.11	0.11	1.19	6
01/31/23	16.02	0.34	(1.39)	(1.05)	(0.24)	(0.41)	(0.65)	14.32	(6.13)	9,153	0.11	0.11	2.45	6
01/31/24	14.32	0.07	1.72	1.79	(0.27)	(0.72)	(0.99)	15.12	13.28	8,266	0.12	0.12	0.48	5
SA Index Allocation 90/10 Portfolio — Class 3
01/31/20	10.88	(0.04)	1.75	1.71	—	(0.12)	(0.12)	12.47	15.72	702,768	0.38	0.38	(0.31)	12
01/31/21	12.47	0.17	1.68	1.85	—	(0.07)	(0.07)	14.25	14.83	923,121	0.37	0.37	1.37	15
01/31/22	14.25	0.15	2.01	2.16	(0.17)	(0.27)	(0.44)	15.97	14.94	1,219,687	0.36	0.36	0.94	6
01/31/23	15.97	0.16	(1.24)	(1.08)	(0.21)	(0.41)	(0.62)	14.27	(6.40)	1,198,066	0.36	0.36	1.15	6
01/31/24	14.27	0.18	1.57	1.75	(0.24)	(0.72)	(0.96)	15.06	12.98	1,330,038	0.37	0.37	1.26	5

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA International Index Portfolio — Class 1
01/31/20	$10.31	$ 0.27	$ 0.84	$ 1.11	$(0.01)	$ —	$(0.01)	$11.41	10.78%	$522,664	0.50%	0.51%	2.44%	12%
01/31/21	11.41	0.19	0.83	1.02	(0.24)	—	(0.24)	12.19	9.08	631,310	0.51	0.51	1.77	9
01/31/22	12.19	0.28	0.67	0.95	(0.18)	(0.03)	(0.21)	12.93	7.73	741,330	0.48	0.48	2.14	8
01/31/23	12.93	0.30	(0.83)	(0.53)	(0.29)	(0.03)	(0.32)	12.08	(3.60)	714,852	0.50	0.50	2.64	4
01/31/24	12.08	0.31	0.62	0.93	(0.30)	—	(0.30)	12.71	7.98	711,797	0.49	0.49	2.54	4
SA International Index Portfolio — Class 3
01/31/20	10.31	0.18	0.90	1.08	(0.01)	—	(0.01)	11.38	10.46	5,136	0.74	0.75	1.76	12
01/31/21	11.38	0.14	0.85	0.99	(0.23)	—	(0.23)	12.14	8.85	10,671	0.77	0.77	1.30	9
01/31/22	12.14	0.23	0.68	0.91	(0.17)	(0.03)	(0.20)	12.85	7.41	18,379	0.73	0.73	1.78	8
01/31/23	12.85	0.25	(0.80)	(0.55)	(0.28)	(0.03)	(0.31)	11.99	(3.88)	23,620	0.75	0.75	2.27	4
01/31/24	11.99	0.27	0.64	0.91	(0.28)	—	(0.28)	12.62	7.83	28,507	0.74	0.74	2.20	4
SA Invesco Growth Opportunities Portfolio — Class 1
01/31/20	8.81	(0.03)	1.27	1.24	—	(1.29)	(1.29)	8.76	14.74	152,418	0.80	0.80	(0.36)	81
01/31/21	8.76	(0.06)	4.98	4.92	—	(1.31)	(1.31)	12.37	58.68	215,397	0.79	0.79	(0.57)	58
01/31/22	12.37	(0.08)	(1.07)	(1.15)	—	(1.51)	(1.51)	9.71	(12.13)	152,667	0.78	0.78	(0.60)	39
01/31/23	9.71	(0.02)	(1.75)	(1.77)	—	(1.96)	(1.96)	5.98	(16.20)	110,756	0.80	0.80	(0.22)	58
01/31/24	5.98	(0.02)	0.20	0.18	—	—	—	6.16	3.01	136,790	0.81	0.81	(0.30)	68
SA Invesco Growth Opportunities Portfolio — Class 2
01/31/20	8.42	(0.05)	1.22	1.17	—	(1.29)	(1.29)	8.30	14.60	2,997	0.95	0.95	(0.51)	81
01/31/21	8.30	(0.07)	4.70	4.63	—	(1.31)	(1.31)	11.62	58.43	4,119	0.94	0.94	(0.72)	58
01/31/22	11.62	(0.09)	(0.98)	(1.07)	—	(1.51)	(1.51)	9.04	(12.22)	3,126	0.93	0.93	(0.75)	39
01/31/23	9.04	(0.03)	(1.64)	(1.67)	—	(1.96)	(1.96)	5.41	(16.29)	2,505	0.95	0.95	(0.37)	58
01/31/24	5.41	(0.02)	0.16	0.14	—	—	—	5.55	2.59	2,413	0.97	0.97	(0.44)	68
SA Invesco Growth Opportunities Portfolio — Class 3
01/31/20	8.19	(0.05)	1.18	1.13	—	(1.29)	(1.29)	8.03	14.52	144,121	1.05	1.05	(0.61)	81
01/31/21	8.03	(0.07)	4.53	4.46	—	(1.31)	(1.31)	11.18	58.28	162,516	1.04	1.04	(0.81)	58
01/31/22	11.18	(0.10)	(0.93)	(1.03)	—	(1.51)	(1.51)	8.64	(12.34)	149,304	1.03	1.03	(0.85)	39
01/31/23	8.64	(0.03)	(1.58)	(1.61)	—	(1.96)	(1.96)	5.07	(16.34)	145,543	1.05	1.05	(0.47)	58
01/31/24	5.07	(0.03)	0.16	0.13	—	—	—	5.20	2.56	143,182	1.07	1.07	(0.54)	68

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Janus Focused Growth Portfolio — Class 1
01/31/20	$13.87	$ 0.03	$ 3.87	$ 3.90	$(0.00)	$(0.84)	$(0.84)	$16.93	28.67%	$280,597	0.90%	0.80%	0.14%	37%
01/31/21	16.93	(0.02)	5.49	5.47	(0.01)	(1.40)	(1.41)	20.99	32.65	348,913	0.88	0.78	(0.12)	42
01/31/22	20.99	(0.06)	3.21	3.15	—	(2.42)	(2.42)	21.72	13.57	344,771	0.88	0.78	(0.26)	35
01/31/23	21.72	0.01	(4.97)	(4.96)	—	(3.75)	(3.75)	13.01	(20.35)	251,886	0.89	0.79	0.08	46
01/31/24	13.01	0.01	4.32	4.33	—	—	—	17.34	33.28	255,612	0.90	0.80	0.08	32
SA Janus Focused Growth Portfolio — Class 2
01/31/20	13.54	0.00	3.78	3.78	—	(0.84)	(0.84)	16.48	28.45	9,148	1.05	0.95	(0.01)	37
01/31/21	16.48	(0.05)	5.34	5.29	—	(1.40)	(1.40)	20.37	32.42	10,602	1.03	0.93	(0.27)	42
01/31/22	20.37	(0.10)	3.13	3.03	—	(2.42)	(2.42)	20.98	13.39	10,260	1.03	0.93	(0.41)	35
01/31/23	20.98	(0.01)	(4.82)	(4.83)	—	(3.75)	(3.75)	12.40	(20.45)	6,874	1.04	0.94	(0.07)	46
01/31/24	12.40	(0.01)	4.11	4.10	—	—	—	16.50	33.06	8,019	1.05	0.95	(0.08)	32
SA Janus Focused Growth Portfolio — Class 3
01/31/20	13.30	(0.01)	3.70	3.69	—	(0.84)	(0.84)	16.15	28.28	138,322	1.15	1.05	(0.11)	37
01/31/21	16.15	(0.07)	5.24	5.17	—	(1.40)	(1.40)	19.92	32.34	162,352	1.13	1.03	(0.37)	42
01/31/22	19.92	(0.12)	3.06	2.94	—	(2.42)	(2.42)	20.44	13.24	176,685	1.13	1.03	(0.51)	35
01/31/23	20.44	(0.02)	(4.71)	(4.73)	—	(3.75)	(3.75)	11.96	(20.51)	152,452	1.14	1.04	(0.16)	46
01/31/24	11.96	(0.02)	3.95	3.93	—	—	—	15.89	32.86	174,238	1.15	1.05	(0.18)	32
SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/20	18.39	0.40	1.76	2.16	(0.44)	(1.06)	(1.50)	19.05	11.94	71,644	0.72	0.65	2.07	124
01/31/21	19.05	0.25	2.42	2.67	(0.43)	(0.51)	(0.94)	20.78	14.25	74,003	0.85	0.79	1.32	114
01/31/22	20.78	0.25	1.49	1.74(4)	(0.15)	(1.05)	(1.20)	21.32	8.18	165,419	0.72	0.70	1.17	109(5)
01/31/23	21.32	0.31	(2.34)	(2.03)	(0.23)	(2.57)	(2.80)	16.49	(8.27)	132,303	0.71	0.71	1.68	73
01/31/24	16.49	0.33	1.26	1.59	(0.27)	—	(0.27)	17.81	9.81	127,180	0.72	0.72	1.97	74
SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/20	18.35	0.37	1.75	2.12	(0.40)	(1.06)	(1.46)	19.01	11.77	10,305	0.87	0.80	1.93	124
01/31/21	19.01	0.22	2.41	2.63	(0.40)	(0.51)	(0.91)	20.73	14.06	11,545	1.00	0.94	1.15	114
01/31/22	20.73	0.23	1.48	1.71(4)	(0.14)	(1.05)	(1.19)	21.25	8.02	21,160	0.86	0.84	1.04	109(5)
01/31/23	21.25	0.28	(2.34)	(2.06)	(0.20)	(2.57)	(2.77)	16.42	(8.41)	18,480	0.86	0.86	1.53	73
01/31/24	16.42	0.30	1.26	1.56	(0.24)	—	(0.24)	17.74	9.67	17,952	0.87	0.87	1.82	74
SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/20	18.27	0.34	1.74	2.08	(0.39)	(1.06)	(1.45)	18.90	11.60	202,789	0.97	0.90	1.81	124
01/31/21	18.90	0.20	2.41	2.61	(0.39)	(0.51)	(0.90)	20.61	14.00	227,445	1.10	1.04	1.05	114
01/31/22	20.61	0.21	1.47	1.68(4)	(0.12)	(1.05)	(1.17)	21.12	7.93	321,115	0.96	0.94	0.97	109(5)
01/31/23	21.12	0.26	(2.33)	(2.07)	(0.18)	(2.57)	(2.75)	16.30	(8.53)	288,124	0.96	0.96	1.43	73
01/31/24	16.30	0.28	1.26	1.54	(0.23)	—	(0.23)	17.61	9.57	294,516	0.97	0.97	1.72	74

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Includes the effect of a merger.
(5)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/20	$ 8.02	$0.17	$ 0.14	$ 0.31	$(0.25)	$ —	$(0.25)	$ 8.08	3.84%	$ 86,133	1.30%	1.18%	2.05%	53%
01/31/21	8.08	0.11	2.15	2.26	(0.16)	—	(0.16)	10.18	28.27(4)	107,020	1.19	1.07	1.31	74
01/31/22	10.18	0.24	(0.58)	(0.34)	(0.18)	—	(0.18)	9.66	(3.39)	88,201	1.25	1.14	2.35	64
01/31/23	9.66	0.26	(2.05)	(1.79)	(0.23)	(0.06)	(0.29)	7.58	(18.05)	72,415	1.28	1.16	3.35	66
01/31/24	7.58	0.16	(0.33)	(0.17)	(0.29)	—	(0.29)	7.12	(2.03)	67,353	1.31	1.18	2.17	68
SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/20	7.98	0.15	0.14	0.29	(0.23)	—	(0.23)	8.04	3.67	2,828	1.45	1.33	1.88	53
01/31/21	8.04	0.10	2.14	2.24	(0.15)	—	(0.15)	10.13	28.09(4)	3,371	1.34	1.22	1.15	74
01/31/22	10.13	0.22	(0.57)	(0.35)	(0.17)	—	(0.17)	9.61	(3.53)	3,141	1.40	1.29	2.09	64
01/31/23	9.61	0.23	(2.02)	(1.79)	(0.21)	(0.06)	(0.27)	7.55	(18.14)	2,426	1.43	1.31	3.01	66
01/31/24	7.55	0.15	(0.33)	(0.18)	(0.28)	—	(0.28)	7.09	(2.21)	2,111	1.46	1.33	2.04	68
SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/20	7.91	0.15	0.14	0.29	(0.22)	—	(0.22)	7.98	3.74	125,014	1.55	1.43	1.83	53
01/31/21	7.98	0.09	2.11	2.20	(0.14)	—	(0.14)	10.04	27.82(4)	146,241	1.44	1.32	1.07	74
01/31/22	10.04	0.21	(0.57)	(0.36)	(0.16)	—	(0.16)	9.52	(3.64)	150,043	1.50	1.39	2.06	64
01/31/23	9.52	0.23	(2.01)	(1.78)	(0.20)	(0.06)	(0.26)	7.48	(18.18)	122,292	1.54	1.42	2.98	66
01/31/24	7.48	0.14	(0.32)	(0.18)	(0.28)	—	(0.28)	7.02	(2.33)	113,467	1.56	1.43	1.93	68
SA JPMorgan Equity-Income Portfolio — Class 1
01/31/20	33.47	0.76	5.13	5.89	(0.96)	(2.63)	(3.59)	35.77	17.88	821,452	0.58	0.58	2.10	18
01/31/21	35.77	0.71	0.18	0.89	(0.72)	(2.52)	(3.24)	33.42	2.68	838,072	0.57	0.57	2.20	30
01/31/22	33.42	0.69	8.63	9.32	(0.74)	(1.32)	(2.06)	40.68	27.93	926,960	0.57	0.57	1.75	19
01/31/23	40.68	0.80	(0.57)	0.23	(0.77)	(4.48)	(5.25)	35.66	1.26	779,389	0.57	0.57	2.09	10
01/31/24	35.66	0.73	(0.43)	0.30	(0.87)	(3.26)	(4.13)	31.83	1.99	626,754	0.58	0.58	2.20	13
SA JPMorgan Equity-Income Portfolio — Class 2
01/31/20	33.42	0.70	5.14	5.84	(0.90)	(2.63)	(3.53)	35.73	17.75	10,250	0.73	0.73	1.95	18
01/31/21	35.73	0.67	0.16	0.83	(0.66)	(2.52)	(3.18)	33.38	2.51	9,134	0.72	0.72	2.06	30
01/31/22	33.38	0.63	8.61	9.24	(0.69)	(1.32)	(2.01)	40.61	27.72	11,767	0.72	0.72	1.60	19
01/31/23	40.61	0.74	(0.56)	0.18	(0.71)	(4.48)	(5.19)	35.60	1.12	10,194	0.72	0.72	1.94	10
01/31/24	35.60	0.68	(0.43)	0.25	(0.81)	(3.26)	(4.07)	31.78	1.83	9,186	0.73	0.73	2.04	13
SA JPMorgan Equity-Income Portfolio — Class 3
01/31/20	33.26	0.66	5.12	5.78	(0.87)	(2.63)	(3.50)	35.54	17.63	237,776	0.83	0.83	1.85	18
01/31/21	35.54	0.62	0.16	0.78	(0.64)	(2.52)	(3.16)	33.16	2.37	255,619	0.82	0.82	1.94	30
01/31/22	33.16	0.59	8.57	9.16	(0.67)	(1.32)	(1.99)	40.33	27.65	326,372	0.82	0.82	1.50	19
01/31/23	40.33	0.70	(0.56)	0.14	(0.68)	(4.48)	(5.16)	35.31	1.02	321,279	0.82	0.82	1.85	10
01/31/24	35.31	0.64	(0.43)	0.21	(0.79)	(3.26)	(4.05)	31.47	1.71	334,321	0.83	0.83	1.94	13

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	The Portfolio’s performance figure was increased by 0.00% from gains on the disposal of investments in violation of investment restrictions.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Global Equities Portfolio — Class 1
01/31/20	$18.91	$0.27	$ 1.41	$ 1.68	$(0.46)	$(1.61)	$(2.07)	$18.52	9.09%	$330,323	0.81%	0.81%	1.37%	66%
01/31/21	18.52	0.35	1.60	1.95	(0.27)	(0.50)	(0.77)	19.70	10.85	332,093	0.79	0.79	2.00	74
01/31/22	19.70	0.27	3.41	3.68	(0.39)	—	(0.39)	22.99	18.63	321,424	0.80	0.80	1.17	49
01/31/23	22.99	0.30	(2.10)	(1.80)	(0.37)	(3.62)	(3.99)	17.20	(5.92)	258,370	0.82	0.82	1.53	32
01/31/24	17.20	0.19	2.81	3.00	(0.28)	(0.62)	(0.90)	19.30	18.05	259,066	0.83	0.83	1.04	54
SA JPMorgan Global Equities Portfolio — Class 2
01/31/20	18.86	0.22	1.43	1.65	(0.42)	(1.61)	(2.03)	18.48	8.97	3,592	0.96	0.96	1.15	66
01/31/21	18.48	0.33	1.59	1.92	(0.24)	(0.50)	(0.74)	19.66	10.68	3,134	0.94	0.94	1.85	74
01/31/22	19.66	0.23	3.40	3.63	(0.36)	—	(0.36)	22.93	18.41	3,182	0.95	0.95	1.02	49
01/31/23	22.93	0.27	(2.09)	(1.82)	(0.33)	(3.62)	(3.95)	17.16	(6.06)	2,596	0.97	0.97	1.38	32
01/31/24	17.16	0.16	2.81	2.97	(0.25)	(0.62)	(0.87)	19.26	17.90	2,589	0.98	0.98	0.89	54
SA JPMorgan Global Equities Portfolio — Class 3
01/31/20	18.74	0.19	1.44	1.63	(0.41)	(1.61)	(2.02)	18.35	8.89	36,256	1.06	1.06	1.03	66
01/31/21	18.35	0.30	1.58	1.88	(0.23)	(0.50)	(0.73)	19.50	10.53	40,619	1.04	1.04	1.73	74
01/31/22	19.50	0.20	3.38	3.58	(0.35)	—	(0.35)	22.73	18.32	52,707	1.05	1.05	0.90	49
01/31/23	22.73	0.24	(2.07)	(1.83)	(0.32)	(3.62)	(3.94)	16.96	(6.19)	48,427	1.07	1.07	1.26	32
01/31/24	16.96	0.14	2.78	2.92	(0.23)	(0.62)	(0.85)	19.03	17.84	53,419	1.08	1.08	0.78	54
SA JPMorgan Large Cap Core Portfolio(4) — Class 1
01/31/20	21.10	0.23	4.12	4.35	(0.29)	(2.60)	(2.89)	22.56	21.35	323,843	0.79	0.79	1.00	39
01/31/21	22.56	0.19	2.72	2.91	(0.25)	(1.61)	(1.86)	23.61	13.19	345,113	0.77	0.76	0.88	52
01/31/22	23.61	0.15	4.75	4.90	(0.18)	(1.24)	(1.42)	27.09	20.40	393,771	0.76	0.71	0.55	52
01/31/23	27.09	0.15	(3.51)	(3.36)	(0.24)	(5.56)	(5.80)	17.93	(10.40)	301,022	0.78	0.73	0.66	62
01/31/24	17.93	0.16	3.76	3.92	(0.15)	(0.63)	(0.78)	21.07	22.35	302,716	0.81	0.75	0.83	118
SA JPMorgan Large Cap Core Portfolio(4) — Class 2
01/31/20	21.09	0.20	4.12	4.32	(0.25)	(2.60)	(2.85)	22.56	21.20	3,507	0.94	0.94	0.87	39
01/31/21	22.56	0.16	2.71	2.87	(0.21)	(1.61)	(1.82)	23.61	13.02	3,673	0.92	0.91	0.74	52
01/31/22	23.61	0.11	4.74	4.85	(0.14)	(1.24)	(1.38)	27.08	20.20	3,636	0.91	0.86	0.41	52
01/31/23	27.08	0.11	(3.49)	(3.38)	(0.20)	(5.56)	(5.76)	17.94	(10.52)	3,010	0.93	0.88	0.51	62
01/31/24	17.94	0.13	3.76	3.89	(0.12)	(0.63)	(0.75)	21.08	22.15	3,275	0.96	0.90	0.67	118
SA JPMorgan Large Cap Core Portfolio(4) — Class 3
01/31/20	21.00	0.17	4.10	4.27	(0.23)	(2.60)	(2.83)	22.44	21.05	101,676	1.04	1.04	0.76	39
01/31/21	22.44	0.14	2.69	2.83	(0.19)	(1.61)	(1.80)	23.47	12.90	108,689	1.02	1.01	0.63	52
01/31/22	23.47	0.08	4.72	4.80	(0.12)	(1.24)	(1.36)	26.91	20.11	118,427	1.01	0.96	0.31	52
01/31/23	26.91	0.09	(3.48)	(3.39)	(0.17)	(5.56)	(5.73)	17.79	(10.61)	104,992	1.03	0.98	0.40	62
01/31/24	17.79	0.11	3.72	3.83	(0.10)	(0.63)	(0.73)	20.89	21.99	115,796	1.06	1.00	0.57	118

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	See Note 1
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/20	$ 8.79	$ 0.25	$ 0.65	$ 0.90	$(0.28)	$ —	$(0.28)	$ 9.41	10.32%	$1,085,375	0.63%	0.53%	2.72%	61%
01/31/21	9.41	0.21	0.31	0.52	(0.26)	—	(0.26)	9.67	5.53	1,058,040	0.64	0.54	2.18	98
01/31/22	9.67	0.18	(0.40)	(0.22)	(0.25)	(0.08)	(0.33)	9.12	(2.34)	1,068,190	0.63	0.53	1.90	115
01/31/23	9.12	0.22	(0.98)	(0.76)	(0.21)	—	(0.21)	8.15	(8.17)	896,640	0.63	0.53	2.67	82
01/31/24	8.15	0.30	(0.08)	0.22	(0.24)	—	(0.24)	8.13	2.88	874,967	0.64	0.54	3.72	43
SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/20	8.76	0.24	0.64	0.88	(0.26)	—	(0.26)	9.38	10.18	7,594	0.78	0.68	2.57	61
01/31/21	9.38	0.19	0.31	0.50	(0.24)	—	(0.24)	9.64	5.40	7,951	0.79	0.69	2.03	98
01/31/22	9.64	0.17	(0.41)	(0.24)	(0.23)	(0.08)	(0.31)	9.09	(2.50)	7,289	0.78	0.68	1.75	115
01/31/23	9.09	0.21	(0.98)	(0.77)	(0.19)	—	(0.19)	8.13	(8.29)	5,268	0.78	0.68	2.49	82
01/31/24	8.13	0.29	(0.08)	0.21	(0.23)	—	(0.23)	8.11	2.72	5,479	0.79	0.69	3.58	43
SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/20	8.70	0.22	0.65	0.87	(0.26)	—	(0.26)	9.31	10.03	935,477	0.88	0.78	2.47	61
01/31/21	9.31	0.18	0.31	0.49	(0.23)	—	(0.23)	9.57	5.34	982,225	0.89	0.79	1.93	98
01/31/22	9.57	0.15	(0.39)	(0.24)	(0.23)	(0.08)	(0.31)	9.02	(2.58)	991,411	0.88	0.78	1.65	115
01/31/23	9.02	0.20	(0.98)	(0.78)	(0.18)	—	(0.18)	8.06	(8.46)	812,464	0.88	0.78	2.41	82
01/31/24	8.06	0.28	(0.08)	0.20	(0.22)	—	(0.22)	8.04	2.64	832,500	0.89	0.79	3.47	43
SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/20	17.22	(0.04)	4.77	4.73	—	(1.70)	(1.70)	20.25	28.33	235,464	0.81	0.81	(0.23)	43
01/31/21	20.25	(0.08)	8.65	8.57	(0.04)	(2.94)	(2.98)	25.84	43.80	274,202	0.80	0.80	(0.34)	64
01/31/22	25.84	(0.12)	(0.09)	(0.21)(4)	—	(3.16)	(3.16)	22.47	(2.91)	307,277	0.79	0.79	(0.44)	81(5)
01/31/23	22.47	(0.06)	(2.71)	(2.77)	—	(4.86)	(4.86)	14.84	(9.72)	247,991	0.80	0.79	(0.32)	42
01/31/24	14.84	(0.04)	2.20	2.16	—	—	—	17.00	14.56	245,624	0.80	0.79	(0.29)	49
SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/20	16.56	(0.07)	4.58	4.51	—	(1.70)	(1.70)	19.37	28.12	15,345	0.96	0.96	(0.38)	43
01/31/21	19.37	(0.11)	8.26	8.15	(0.01)	(2.94)	(2.95)	24.57	43.59	18,887	0.95	0.95	(0.49)	64
01/31/22	24.57	(0.15)	(0.06)	(0.21)(4)	—	(3.16)	(3.16)	21.20	(3.07)	19,013	0.94	0.94	(0.59)	81(5)
01/31/23	21.20	(0.08)	(2.59)	(2.67)	—	(4.86)	(4.86)	13.67	(9.84)	14,834	0.95	0.94	(0.48)	42
01/31/24	13.67	(0.06)	2.02	1.96	—	—	—	15.63	14.34	14,557	0.95	0.94	(0.44)	49
SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/20	16.17	(0.08)	4.45	4.37	—	(1.70)	(1.70)	18.84	27.94	168,978	1.06	1.06	(0.48)	43
01/31/21	18.84	(0.12)	8.02	7.90	—	(2.94)	(2.94)	23.80	43.49	225,018	1.05	1.05	(0.59)	64
01/31/22	23.80	(0.17)	(0.04)	(0.21)(4)	—	(3.16)	(3.16)	20.43	(3.17)	361,316	1.04	1.04	(0.69)	81(5)
01/31/23	20.43	(0.09)	(2.52)	(2.61)	—	(4.86)	(4.86)	12.96	(9.93)	347,093	1.05	1.04	(0.57)	42
01/31/24	12.96	(0.07)	1.91	1.84	—	—	—	14.80	14.20	382,722	1.05	1.04	(0.54)	49

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Includes the effect of a merger.
(5)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Large Cap Growth Index Portfolio — Class 1
01/31/20	$15.45	$0.20	$ 3.53	$ 3.73	$(0.01)	$(0.01)	$(0.02)	$19.16	24.10%	$ 271,291	0.40%	0.35%	1.15%	33%
01/31/21	19.16	0.15	5.40	5.55	(0.26)	(0.51)	(0.77)	23.94	29.12	295,788	0.36	0.35	0.73	32
01/31/22	23.94	0.10	5.09	5.19	(0.17)	(1.56)	(1.73)	27.40	21.21	300,040	0.36	0.35	0.38	31
01/31/23	27.40	0.14	(5.58)	(5.44)	(0.10)	(3.27)	(3.37)	18.59	(18.85)	241,019	0.37	0.35	0.64	39
01/31/24	18.59	0.19	4.57	4.76	(0.10)	(0.49)	(0.59)	22.76	25.99	435,365	0.37	0.35	0.90	55
SA Large Cap Growth Index Portfolio — Class 3
01/31/20	15.45	0.14	3.54	3.68	(0.00)	(0.01)	(0.01)	19.12	23.81	7,134	0.67	0.60	0.85	33
01/31/21	19.12	0.09	5.38	5.47	(0.21)	(0.51)	(0.72)	23.87	28.79	16,655	0.60	0.60	0.45	32
01/31/22	23.87	0.03	5.08	5.11	(0.15)	(1.56)	(1.71)	27.27	20.91	31,767	0.61	0.60	0.11	31
01/31/23	27.27	0.09	(5.56)	(5.47)	(0.06)	(3.27)	(3.33)	18.47	(19.07)	38,667	0.62	0.60	0.40	39
01/31/24	18.47	0.14	4.54	4.68	(0.06)	(0.49)	(0.55)	22.60	25.70	52,268	0.62	0.60	0.66	55
SA Large Cap Index Portfolio — Class 1
01/31/20	21.60	0.39	4.17	4.56	(0.01)	(0.06)	(0.07)	26.09	21.14	2,512,185	0.43	0.31	1.62	3
01/31/21	26.09	0.43	3.95	4.38	(0.43)	(0.40)	(0.83)	29.64	16.92	2,910,408	0.41	0.27	1.65	7
01/31/22	29.64	0.38	6.45	6.83	(0.46)	(0.59)	(1.05)	35.42	22.92	3,318,184	0.39	0.25	1.10	9
01/31/23	35.42	0.43	(3.62)	(3.19)	(0.41)	(1.85)	(2.26)	29.97	(8.43)	2,773,017	0.40	0.26	1.35	2
01/31/24	29.97	0.43	5.49	5.92	(0.45)	(1.32)	(1.77)	34.12	20.44	2,999,320	0.41	0.27	1.36	2
SA Large Cap Index Portfolio — Class 3
01/31/20	21.61	0.32	4.18	4.50	(0.00)	(0.06)	(0.06)	26.05	20.86	21,992	0.68	0.56	1.36	3
01/31/21	26.05	0.36	3.94	4.30	(0.39)	(0.40)	(0.79)	29.56	16.64	35,693	0.66	0.52	1.38	7
01/31/22	29.56	0.29	6.44	6.73	(0.43)	(0.59)	(1.02)	35.27	22.62	71,748	0.64	0.50	0.84	9
01/31/23	35.27	0.34	(3.60)	(3.26)	(0.35)	(1.85)	(2.20)	29.81	(8.68)	81,202	0.66	0.52	1.10	2
01/31/24	29.81	0.35	5.46	5.81	(0.39)	(1.32)	(1.71)	33.91	20.15	108,260	0.66	0.52	1.10	2

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Large Cap Value Index Portfolio — Class 1
01/31/20	$14.94	$ 0.36	$ 2.33	$ 2.69	$(0.01)	$(0.01)	$(0.02)	$17.61	18.00%	$268,749	0.40%	0.35%	2.21%	38%
01/31/21	17.61	0.45	(0.09)	0.36	(0.36)	(1.48)	(1.84)	16.13	2.41	285,441	0.37	0.35	2.85	29
01/31/22	16.13	0.33	3.59	3.92	(0.44)	(0.24)	(0.68)	19.37	24.29	319,358	0.36	0.35	1.73	36
01/31/23	19.37	0.34	0.01	0.35	(0.35)	(1.48)	(1.83)	17.89	2.74	284,161	0.36	0.35	1.89	42
01/31/24	17.89	0.30	2.01	2.31	(0.29)	(1.54)	(1.83)	18.37	14.15	397,683	0.37	0.35	1.67	51
SA Large Cap Value Index Portfolio — Class 3
01/31/20	14.96	0.30	2.35	2.65	(0.00)	(0.01)	(0.01)	17.60	17.74	5,985	0.65	0.60	1.90	38
01/31/21	17.60	0.39	(0.08)	0.31	(0.35)	(1.48)	(1.83)	16.08	2.10	12,905	0.62	0.60	2.57	29
01/31/22	16.08	0.27	3.60	3.87	(0.43)	(0.24)	(0.67)	19.28	24.03	31,593	0.61	0.60	1.46	36
01/31/23	19.28	0.29	(0.00)	0.29	(0.32)	(1.48)	(1.80)	17.77	2.45	47,147	0.61	0.60	1.63	42
01/31/24	17.77	0.26	1.99	2.25	(0.25)	(1.54)	(1.79)	18.23	13.93	59,548	0.62	0.60	1.44	51
SA MFS Blue Chip Growth Portfolio — Class 1
01/31/20	12.56	0.08	2.67	2.75	(0.09)	(1.49)	(1.58)	13.73	22.80	577,795	0.69	0.69	0.59	53
01/31/21	13.73	0.04	3.80	3.84	(0.09)	(1.39)	(1.48)	16.09	28.66	572,522	0.68	0.68	0.25	60
01/31/22	16.09	0.01	3.20	3.21	(0.04)	(2.06)	(2.10)	17.20	19.12	560,053	0.68	0.68	0.06	49
01/31/23	17.20	0.07	(3.42)	(3.35)	—	(2.97)	(2.97)	10.88	(17.83)	456,948	0.70	0.70	0.50	52
01/31/24	10.88	0.01	3.69	3.70	(0.06)	(0.22)	(0.28)	14.30	34.36	450,389	0.70	0.70	0.12	43
SA MFS Blue Chip Growth Portfolio — Class 2
01/31/20	12.51	0.06	2.66	2.72	(0.06)	(1.49)	(1.55)	13.68	22.68	3,204	0.84	0.84	0.44	53
01/31/21	13.68	0.01	3.78	3.79	(0.07)	(1.39)	(1.46)	16.01	28.35	3,584	0.83	0.83	0.10	60
01/31/22	16.01	(0.02)	3.19	3.17	(0.01)	(2.06)	(2.07)	17.11	19.01	3,599	0.83	0.83	(0.09)	49
01/31/23	17.11	0.05	(3.40)	(3.35)	—	(2.97)	(2.97)	10.79	(17.93)	2,693	0.84	0.84	0.34	52
01/31/24	10.79	(0.01)	3.66	3.65	(0.05)	(0.22)	(0.27)	14.17	34.08	3,117	0.85	0.85	(0.04)	43
SA MFS Blue Chip Growth Portfolio — Class 3
01/31/20	12.43	0.04	2.64	2.68	(0.05)	(1.49)	(1.54)	13.57	22.49	135,148	0.94	0.94	0.34	53
01/31/21	13.57	0.00	3.75	3.75	(0.06)	(1.39)	(1.45)	15.87	28.26	157,366	0.93	0.93	0.00	60
01/31/22	15.87	(0.04)	3.16	3.12	(0.00)	(2.06)	(2.06)	16.93	18.85	179,000	0.93	0.93	(0.20)	49
01/31/23	16.93	0.03	(3.36)	(3.33)	—	(2.97)	(2.97)	10.63	(18.01)	165,104	0.95	0.95	0.25	52
01/31/24	10.63	(0.02)	3.61	3.59	(0.04)	(0.22)	(0.26)	13.96	34.01	195,497	0.95	0.95	(0.14)	43

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/20	$22.40	$0.19	$ 4.40	$ 4.59	$(0.23)	$(2.90)	$(3.13)	$23.86	21.17%	$635,910	0.71%	0.71%	0.76%	16%
01/31/21	23.86	0.18	2.99	3.17	(0.17)	(2.17)	(2.34)	24.69	13.62	688,586	0.71	0.70	0.75	20
01/31/22	24.69	0.17	5.30	5.47	(0.20)	(1.16)	(1.36)	28.80	21.89	713,950	0.71	0.67	0.58	18
01/31/23	28.80	0.20	(2.79)	(2.59)	(0.31)	(5.46)	(5.77)	20.44	(7.16)	595,459	0.71	0.67	0.82	10
01/31/24	20.44	0.17	2.61	2.78	(0.19)	(1.83)	(2.02)	21.20	14.72	572,701	0.72	0.68	0.83	22
SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/20	22.42	0.15	4.40	4.55	(0.19)	(2.90)	(3.09)	23.88	20.94	8,180	0.86	0.86	0.61	16
01/31/21	23.88	0.14	3.00	3.14	(0.13)	(2.17)	(2.30)	24.72	13.47	7,682	0.86	0.85	0.61	20
01/31/22	24.72	0.11	5.32	5.43	(0.16)	(1.16)	(1.32)	28.83	21.72	8,016	0.86	0.82	0.40	18
01/31/23	28.83	0.16	(2.80)	(2.64)	(0.26)	(5.46)	(5.72)	20.47	(7.35)	6,499	0.86	0.82	0.67	10
01/31/24	20.47	0.14	2.62	2.76	(0.15)	(1.83)	(1.98)	21.25	14.59	6,307	0.87	0.83	0.68	22
SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/20	22.29	0.12	4.38	4.50	(0.16)	(2.90)	(3.06)	23.73	20.85	364,762	0.96	0.96	0.51	16
01/31/21	23.73	0.12	2.97	3.09	(0.10)	(2.17)	(2.27)	24.55	13.37	368,899	0.96	0.95	0.51	20
01/31/22	24.55	0.08	5.28	5.36	(0.13)	(1.16)	(1.29)	28.62	21.60	375,411	0.96	0.92	0.27	18
01/31/23	28.62	0.14	(2.78)	(2.64)	(0.23)	(5.46)	(5.69)	20.29	(7.43)	317,849	0.96	0.92	0.57	10
01/31/24	20.29	0.12	2.60	2.72	(0.13)	(1.83)	(1.96)	21.05	14.51	311,148	0.97	0.93	0.59	22
SA MFS Total Return Portfolio — Class 1
01/31/20	17.81	0.38	2.05	2.43	(0.46)	(0.60)	(1.06)	19.18	13.79	160,743	0.71	0.71	1.99	29
01/31/21	19.18	0.33	1.39	1.72	(0.39)	(0.59)	(0.98)	19.92	9.12	156,898	0.71	0.71	1.72	39
01/31/22	19.92	0.27	2.23	2.50	(0.33)	(1.15)	(1.48)	20.94	12.43	157,462	0.70	0.70	1.27	27
01/31/23	20.94	0.35	(1.30)	(0.95)	(0.31)	(1.81)	(2.12)	17.87	(3.73)	134,358	0.71	0.71	1.82	29
01/31/24	17.87	0.42	0.39	0.81	(0.35)	(0.60)	(0.95)	17.73	5.04	127,041	0.72	0.72	2.38	23
SA MFS Total Return Portfolio — Class 2
01/31/20	17.83	0.35	2.05	2.40	(0.43)	(0.60)	(1.03)	19.20	13.58	22,761	0.86	0.86	1.84	29
01/31/21	19.20	0.30	1.40	1.70	(0.36)	(0.59)	(0.95)	19.95	8.99	22,123	0.86	0.86	1.57	39
01/31/22	19.95	0.24	2.22	2.46	(0.30)	(1.15)	(1.45)	20.96	12.20	21,897	0.85	0.85	1.12	27
01/31/23	20.96	0.32	(1.28)	(0.96)	(0.28)	(1.81)	(2.09)	17.91	(3.82)	18,531	0.86	0.86	1.67	29
01/31/24	17.91	0.39	0.39	0.78	(0.32)	(0.60)	(0.92)	17.77	4.84	17,366	0.87	0.87	2.23	23
SA MFS Total Return Portfolio — Class 3
01/31/20	17.77	0.33	2.03	2.36	(0.41)	(0.60)	(1.01)	19.12	13.43	325,537	0.96	0.96	1.73	29
01/31/21	19.12	0.27	1.41	1.68	(0.35)	(0.59)	(0.94)	19.86	8.90	346,502	0.96	0.96	1.46	39
01/31/22	19.86	0.22	2.21	2.43	(0.28)	(1.15)	(1.43)	20.86	12.13	383,906	0.95	0.95	1.01	27
01/31/23	20.86	0.30	(1.29)	(0.99)	(0.26)	(1.81)	(2.07)	17.80	(3.99)	350,201	0.96	0.96	1.57	29
01/31/24	17.80	0.37	0.41	0.78	(0.31)	(0.60)	(0.91)	17.67	4.83	347,038	0.97	0.97	2.13	23

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Mid Cap Index Portfolio — Class 1
01/31/20	$10.48	$0.13	$ 0.99	$ 1.12	$ —	$(0.02)	$(0.02)	$11.58	10.69%	$283,945	0.40%	0.40%	1.16%	13%
01/31/21	11.58	0.12	1.93	2.05	(0.13)	(0.11)	(0.24)	13.39	17.90	352,306	0.36	0.36	1.05	23
01/31/22	13.39	0.12	1.76	1.88	(0.11)	(0.68)	(0.79)	14.48	13.55	394,230	0.36	0.36	0.81	20
01/31/23	14.48	0.15	0.01	0.16	(0.12)	(0.94)	(1.06)	13.58	1.93	380,657	0.36	0.36	1.14	11
01/31/24	13.58	0.16	0.36	0.52	(0.16)	(0.33)	(0.49)	13.61	4.33	373,134	0.37	0.37	1.24	19
SA Mid Cap Index Portfolio — Class 3
01/31/20	10.47	0.10	0.99	1.09	—	(0.02)	(0.02)	11.54	10.42	10,248	0.65	0.65	0.90	13
01/31/21	11.54	0.08	1.94	2.02	(0.12)	(0.11)	(0.23)	13.33	17.70	23,546	0.61	0.61	0.78	23
01/31/22	13.33	0.08	1.75	1.83	(0.10)	(0.68)	(0.78)	14.38	13.22	48,587	0.61	0.61	0.56	20
01/31/23	14.38	0.12	0.01	0.13	(0.10)	(0.94)	(1.04)	13.47	1.69	61,744	0.61	0.61	0.90	11
01/31/24	13.47	0.13	0.36	0.49	(0.14)	(0.33)	(0.47)	13.49	4.08	73,355	0.62	0.62	0.99	19
SA Morgan Stanley International Equities Portfolio — Class 1
01/31/20	9.53	0.20	0.95	1.15	(0.26)	(0.40)	(0.66)	10.02	12.19	315,398	0.89	0.89	1.93	20
01/31/21	10.02	0.14	0.93	1.07	(0.19)	(0.16)	(0.35)	10.74	10.84	333,985	0.89	0.88	1.39	23
01/31/22	10.74	0.22	0.30	0.52	(0.14)	—	(0.14)	11.12	4.80	283,663	0.89	0.84	1.91	24
01/31/23	11.12	0.16	(0.84)	(0.68)	(0.28)	(1.05)	(1.33)	9.11	(3.78)	236,933	0.91	0.86	1.65	36
01/31/24	9.11	0.16	0.29	0.45	(0.14)	—	(0.14)	9.42	5.11	228,422	0.91	0.86	1.73	31
SA Morgan Stanley International Equities Portfolio — Class 2
01/31/20	9.49	0.18	0.96	1.14	(0.25)	(0.40)	(0.65)	9.98	12.04	9,014	1.04	1.04	1.76	20
01/31/21	9.98	0.12	0.92	1.04	(0.17)	(0.16)	(0.33)	10.69	10.60	8,709	1.04	1.03	1.26	23
01/31/22	10.69	0.20	0.30	0.50	(0.12)	—	(0.12)	11.07	4.68	8,577	1.04	0.99	1.71	24
01/31/23	11.07	0.14	(0.83)	(0.69)	(0.26)	(1.05)	(1.31)	9.07	(3.95)	6,487	1.06	1.01	1.52	36
01/31/24	9.07	0.15	0.29	0.44	(0.13)	—	(0.13)	9.38	4.95	5,760	1.06	1.01	1.59	31
SA Morgan Stanley International Equities Portfolio — Class 3
01/31/20	9.47	0.16	0.97	1.13	(0.24)	(0.40)	(0.64)	9.96	11.97	130,870	1.14	1.14	1.65	20
01/31/21	9.96	0.11	0.91	1.02	(0.16)	(0.16)	(0.32)	10.66	10.43	135,498	1.14	1.13	1.14	23
01/31/22	10.66	0.18	0.32	0.50	(0.12)	—	(0.12)	11.04	4.61	144,053	1.14	1.09	1.59	24
01/31/23	11.04	0.13	(0.83)	(0.70)	(0.25)	(1.05)	(1.30)	9.04	(4.04)	120,600	1.16	1.11	1.39	36
01/31/24	9.04	0.13	0.30	0.43	(0.12)	—	(0.12)	9.35	4.86	112,574	1.16	1.11	1.48	31

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA PIMCO RAE International Value Portfolio — Class 1
01/31/20	$14.07	$ 0.35	$(0.25)	$ 0.10	$(0.02)	$ —	$(0.02)	$14.15	0.68%	$ 284,337	0.86%	0.86%	2.50%	36%
01/31/21	14.15	0.28	(0.34)	(0.06)	(0.35)	—	(0.35)	13.74	(0.32)	293,873	0.87	0.87	2.18	163
01/31/22	13.74	0.40	0.97	1.37	(0.34)	(0.10)	(0.44)	14.67	9.93	250,389	0.89	0.84	2.67	41
01/31/23	14.67	0.52	(0.98)	(0.46)	(0.57)	(0.68)	(1.25)	12.96	(1.83)	177,002	0.90	0.83	3.93	46
01/31/24	12.96	0.42	0.59	1.01	(0.59)	—	(0.59)	13.38	8.21	135,148	0.90	0.82	3.19	42
SA PIMCO RAE International Value Portfolio — Class 2
01/31/20	14.09	0.33	(0.25)	0.08	(0.01)	—	(0.01)	14.16	0.59	9,769	1.01	1.01	2.39	36
01/31/21	14.16	0.26	(0.34)	(0.08)	(0.33)	—	(0.33)	13.75	(0.49)	9,377	1.02	1.02	2.02	163
01/31/22	13.75	0.37	0.98	1.35	(0.32)	(0.10)	(0.42)	14.68	9.77	9,544	1.04	0.99	2.48	41
01/31/23	14.68	0.50	(0.99)	(0.49)	(0.54)	(0.68)	(1.22)	12.97	(2.02)	8,024	1.05	0.98	3.83	46
01/31/24	12.97	0.38	0.62	1.00	(0.57)	—	(0.57)	13.40	8.10	7,601	1.05	0.97	2.91	42
SA PIMCO RAE International Value Portfolio — Class 3
01/31/20	14.07	0.32	(0.26)	0.06	(0.01)	—	(0.01)	14.12	0.44	425,811	1.11	1.11	2.26	36
01/31/21	14.12	0.24	(0.34)	(0.10)	(0.31)	—	(0.31)	13.71	(0.58)	426,980	1.12	1.12	1.88	163
01/31/22	13.71	0.36	0.97	1.33	(0.31)	(0.10)	(0.41)	14.63	9.62	428,687	1.14	1.09	2.39	41
01/31/23	14.63	0.49	(0.99)	(0.50)	(0.52)	(0.68)	(1.20)	12.93	(2.10)	349,450	1.15	1.08	3.73	46
01/31/24	12.93	0.37	0.62	0.99	(0.56)	—	(0.56)	13.36	7.99	325,489	1.15	1.07	2.82	42
SA PIMCO VCP Tactical Balanced Portfolio — Class 1
01/31/20	9.92	0.16	1.22	1.38	—	(0.06)	(0.06)	11.24	13.92	130	1.15	1.15(4)	1.52(4)	539
01/31/21	11.24	0.02	0.90	0.92	(0.08)	(0.67)	(0.75)	11.41	8.40	141	0.95	0.95(4)	0.16(4)	599
01/31/22	11.41	(0.03)	0.52	0.49	—	(1.67)	(1.67)	10.23	3.59	209	0.89	0.89	(0.22)	73
01/31/23	10.23	0.12	(1.08)	(0.96)	—	(0.02)	(0.02)	9.25	(9.34)	185	0.91	0.91	1.34	47
01/31/24	9.25	0.37	0.28	0.65	(0.43)	—	(0.43)	9.47	7.23	191	0.92	0.92(4)	4.02(4)	38
SA PIMCO VCP Tactical Balanced Portfolio — Class 3
01/31/20	9.89	0.13	1.21	1.34	—	(0.06)	(0.06)	11.17	13.56	1,317,587	1.40	1.40(4)	1.27(4)	539
01/31/21	11.17	(0.01)	0.90	0.89	(0.05)	(0.67)	(0.72)	11.34	8.18	1,298,110	1.20	1.20(4)	(0.09)(4)	599
01/31/22	11.34	(0.05)	0.50	0.45	—	(1.67)	(1.67)	10.12	3.25	1,232,819	1.14	1.14	(0.47)	73
01/31/23	10.12	0.10	(1.07)	(0.97)	—	(0.02)	(0.02)	9.13	(9.54)	1,009,689	1.16	1.16	1.06	47
01/31/24	9.13	0.34	0.29	0.63	(0.39)	—	(0.39)	9.37	6.99	943,521	1.17	1.17(4)	3.76(4)	38

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Includes the effect of interest expenses paid related to reverse repurchase agreements (based on average net assets):
Portfolio	01/20	01/21	01/22	01/23	01/24
SA PIMCO VCP Tactical Balanced Class 1	0.25%	0.05%	—%	—%	—%
SA PIMCO VCP Tactical Balanced Class 3	0.25	0.05	—	—	—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/20	$ 5.39	$0.33	$ 0.20	$ 0.53	$(0.44)	$ —	$(0.44)	$ 5.48	9.96%	$132,092	0.68%	0.68%	5.80%	71%
01/31/21	5.48	0.29	0.13	0.42	(0.34)	—	(0.34)	5.56	7.87	141,393	0.69	0.69	5.29	74
01/31/22	5.56	0.28	(0.09)	0.19	(0.29)	—	(0.29)	5.46	3.37	141,050	0.68	0.68	5.01	63
01/31/23	5.46	0.30	(0.53)	(0.23)	(0.30)	—	(0.30)	4.93	(3.74)	124,374	0.71	0.71	6.00	31
01/31/24	4.93	0.36	0.24	0.60	(0.34)	—	(0.34)	5.19	12.56	121,139	0.72	0.72	7.06	38
SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/20	5.38	0.32	0.21	0.53	(0.43)	—	(0.43)	5.48	9.98	7,674	0.84	0.84	5.62	71
01/31/21	5.48	0.28	0.13	0.41	(0.33)	—	(0.33)	5.56	7.69	7,120	0.84	0.84	5.15	74
01/31/22	5.56	0.28	(0.10)	0.18	(0.28)	—	(0.28)	5.46	3.21	6,500	0.83	0.83	4.86	63
01/31/23	5.46	0.30	(0.54)	(0.24)	(0.29)	—	(0.29)	4.93	(3.92)	5,556	0.86	0.86	5.85	31
01/31/24	4.93	0.35	0.24	0.59	(0.33)	—	(0.33)	5.19	12.36	5,402	0.87	0.87	6.92	38
SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/20	5.35	0.31	0.20	0.51	(0.42)	—	(0.42)	5.44	9.74	149,856	0.94	0.94	5.52	71
01/31/21	5.44	0.27	0.14	0.41	(0.33)	—	(0.33)	5.52	7.64	148,051	0.94	0.94	5.04	74
01/31/22	5.52	0.27	(0.09)	0.18	(0.28)	—	(0.28)	5.42	3.15	145,057	0.93	0.93	4.76	63
01/31/23	5.42	0.29	(0.53)	(0.24)	(0.29)	—	(0.29)	4.89	(4.08)	125,148	0.96	0.96	5.74	31
01/31/24	4.89	0.34	0.24	0.58	(0.32)	—	(0.32)	5.15	12.35	126,822	0.97	0.97	6.82	38
SA Putnam International Growth and Income Portfolio — Class 1
01/31/20	9.45	0.27	0.68	0.95	(0.26)	(0.44)	(0.70)	9.70	9.95	139,085	1.05	1.00	2.72	17
01/31/21	9.70	0.19	0.40	0.59	(0.22)	(0.02)	(0.24)	10.05	6.22	166,889	1.04	0.99	2.17	15
01/31/22	10.05	0.24	1.48	1.72	(0.23)	—	(0.23)	11.54	17.13	232,954	1.01	0.96	2.17	20
01/31/23	11.54	0.30	(0.39)	(0.09)	(0.19)	(0.52)	(0.71)	10.74	0.35	246,164	1.01	0.96	2.94	15
01/31/24	10.74	0.32	0.59	0.91	(0.29)	—	(0.29)	11.36	8.68	232,830	1.01	0.96	2.94	13
SA Putnam International Growth and Income Portfolio — Class 2
01/31/20	9.50	0.26	0.67	0.93	(0.24)	(0.44)	(0.68)	9.75	9.70	4,361	1.20	1.15	2.61	17
01/31/21	9.75	0.18	0.40	0.58	(0.20)	(0.02)	(0.22)	10.11	6.11	4,340	1.19	1.14	2.07	15
01/31/22	10.11	0.25	1.47	1.72	(0.22)	—	(0.22)	11.61	16.98	4,567	1.16	1.11	2.15	20
01/31/23	11.61	0.27	(0.37)	(0.10)	(0.17)	(0.52)	(0.69)	10.82	0.27	4,719	1.16	1.11	2.70	15
01/31/24	10.82	0.31	0.58	0.89	(0.27)	—	(0.27)	11.44	8.45	4,615	1.16	1.11	2.77	13
SA Putnam International Growth and Income Portfolio — Class 3
01/31/20	9.48	0.25	0.67	0.92	(0.23)	(0.44)	(0.67)	9.73	9.60	103,878	1.30	1.25	2.53	17
01/31/21	9.73	0.17	0.39	0.56	(0.19)	(0.02)	(0.21)	10.08	5.92	104,545	1.29	1.24	1.95	15
01/31/22	10.08	0.23	1.48	1.71	(0.21)	—	(0.21)	11.58	16.93	113,344	1.26	1.21	2.03	20
01/31/23	11.58	0.27	(0.38)	(0.11)	(0.16)	(0.52)	(0.68)	10.79	0.12	97,880	1.26	1.21	2.66	15
01/31/24	10.79	0.29	0.60	0.89	(0.26)	—	(0.26)	11.42	8.44	97,957	1.26	1.21	2.67	13

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Schroders VCP Global Allocation Portfolio — Class 1
01/31/20	$10.45	$0.22	$ 1.17	$ 1.39	$(0.18)	$(0.25)	$(0.43)	$11.41	13.28%	$ 175	0.89%	0.90%	1.96%	104%
01/31/21	11.41	0.08	(0.14)	(0.06)	(0.02)	(0.17)	(0.19)	11.16	(0.49)	196	0.95	0.90	0.76	143
01/31/22	11.16	0.10	0.87	0.97	(0.08)	—	(0.08)	12.05	8.64	276	0.89	0.90	0.83	73
01/31/23	12.05	0.18	(1.48)	(1.30)	(0.11)	(1.48)	(1.59)	9.16	(9.63)	243	0.90	0.90	1.73	56
01/31/24	9.16	0.23	0.71	0.94	(0.15)	—	(0.15)	9.95	10.40	259	0.92	0.90	2.49	56
SA Schroders VCP Global Allocation Portfolio — Class 3
01/31/20	10.46	0.19	1.18	1.37	(0.16)	(0.25)	(0.41)	11.42	13.00	635,330	1.14	1.15	1.71	104
01/31/21	11.42	0.06	(0.16)	(0.10)	(0.01)	(0.17)	(0.18)	11.14	(0.79)	603,482	1.20	1.15	0.52	143
01/31/22	11.14	0.07	0.87	0.94	(0.05)	—	(0.05)	12.03	8.39	582,011	1.14	1.15	0.59	73
01/31/23	12.03	0.15	(1.47)	(1.32)	(0.08)	(1.48)	(1.56)	9.15	(9.86)	480,513	1.15	1.15	1.48	56
01/31/24	9.15	0.21	0.70	0.91	(0.12)	—	(0.12)	9.94	10.09	463,680	1.18	1.15	2.24	56
SA Small Cap Index Portfolio — Class 1
01/31/20	10.63	0.08	0.83	0.91	—	—	—	11.54	8.56	219,182	0.49	0.45	0.75	25
01/31/21	11.54	0.07	3.21	3.28	(0.09)	(0.44)	(0.53)	14.29	29.37	293,574	0.44	0.45	0.62	19
01/31/22	14.29	0.08	(0.25)	(0.17)	(0.07)	(0.45)	(0.52)	13.60	(1.75)	257,507	0.43	0.45	0.50	22
01/31/23	13.60	0.11	(0.75)	(0.64)	(0.09)	(1.22)	(1.31)	11.65	(3.74)	252,637	0.44	0.45	0.92	17
01/31/24	11.65	0.11	0.07	0.18	(0.11)	(0.05)	(0.16)	11.67	1.71	237,223	0.46	0.44	0.98	14
SA Small Cap Index Portfolio — Class 3
01/31/20	10.62	0.05	0.83	0.88	—	—	—	11.50	8.29	9,217	0.76	0.70	0.49	25
01/31/21	11.50	0.04	3.21	3.25	(0.08)	(0.44)	(0.52)	14.23	29.20	21,153	0.69	0.70	0.34	19
01/31/22	14.23	0.04	(0.25)	(0.21)	(0.06)	(0.45)	(0.51)	13.51	(2.04)	43,654	0.69	0.70	0.26	22
01/31/23	13.51	0.08	(0.75)	(0.67)	(0.06)	(1.22)	(1.28)	11.56	(3.95)	52,951	0.69	0.70	0.68	17
01/31/24	11.56	0.08	0.06	0.14	(0.08)	(0.05)	(0.13)	11.57	1.42	59,710	0.71	0.69	0.73	14

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA T. Rowe Price Asset Allocation Growth Portfolio — Class 1
01/31/20	$10.24	$0.14	$ 1.55	$ 1.69	$(0.12)	$(0.08)	$(0.20)	$11.73	16.49%	$ 318	0.95%	0.81%	1.32%	41%
01/31/21	11.73	0.10	1.81	1.91	(0.10)	(0.08)	(0.18)	13.46	16.24	364	0.79	0.81	0.87	41
01/31/22	13.46	0.10	1.44	1.54	—	(0.20)	(0.20)	14.80	11.40	350	0.77	0.81	0.65	39
01/31/23	14.80	0.14	(1.52)	(1.38)	(0.08)	(0.93)	(1.01)	12.41	(8.69)	394	0.75	0.76	1.13	45
01/31/24	12.41	0.17	1.49	1.66	(0.15)	(0.10)	(0.25)	13.82	13.54	542	0.75	0.75	1.32	31
SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3
01/31/20	10.26	0.12	1.55	1.67	(0.10)	(0.08)	(0.18)	11.75	16.24	242,874	1.20	1.06	1.06	41
01/31/21	11.75	0.07	1.80	1.87	(0.07)	(0.08)	(0.15)	13.47	15.91	402,775	1.03	1.06	0.60	41
01/31/22	13.47	0.05	1.46	1.51	—	(0.20)	(0.20)	14.78	11.17	628,755	1.02	1.06	0.36	39
01/31/23	14.78	0.11	(1.52)	(1.41)	(0.05)	(0.93)	(0.98)	12.39	(8.92)	635,335	1.00	1.01	0.89	45
01/31/24	12.39	0.14	1.48	1.62	(0.12)	(0.10)	(0.22)	13.79	13.22	699,570	1.00	1.00	1.07	31
SA T. Rowe Price VCP Balanced Portfolio — Class 1
01/31/20	11.32	0.21	1.49	1.70	(0.20)	(0.39)	(0.59)	12.43	15.03	89	0.81	0.81	1.70	54
01/31/21	12.43	0.14	0.96	1.10	(0.02)	(0.29)	(0.31)	13.22	8.92	96	0.80	0.80	1.11	66
01/31/22	13.22	0.10	1.04	1.14	(0.16)	(0.69)	(0.85)	13.51	8.31	290	0.80	0.80	0.78	55
01/31/23	13.51	0.19	(1.85)	(1.66)	(0.13)	(1.53)	(1.66)	10.19	(11.13)	243	0.81	0.81	1.64	53
01/31/24	10.19	0.22	0.97	1.19	(0.20)	—	(0.20)	11.18	11.93	249	0.81	0.81	2.11	33
SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/31/20	11.34	0.17	1.49	1.66	(0.17)	(0.39)	(0.56)	12.44	14.68	1,619,324	1.06	1.06	1.41	54
01/31/21	12.44	0.11	0.95	1.06	(0.01)	(0.29)	(0.30)	13.20	8.64	1,664,250	1.05	1.05	0.87	66
01/31/22	13.20	0.09	1.01	1.10	(0.13)	(0.69)	(0.82)	13.48	8.00	1,712,989	1.05	1.05	0.64	55
01/31/23	13.48	0.16	(1.83)	(1.67)	(0.10)	(1.53)	(1.63)	10.18	(11.31)	1,458,827	1.06	1.06	1.39	53
01/31/24	10.18	0.19	0.98	1.17	(0.18)	—	(0.18)	11.17	11.63	1,453,517	1.06	1.06	1.86	33

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA VCP Dynamic Allocation Portfolio — Class 1
01/31/20	$11.87	$0.18	$ 1.57	$ 1.75	$ —	$(0.50)	$(0.50)	$13.12	14.92%	$ 220	0.23%	0.22%	1.41%	12%
01/31/21	13.12	0.20	1.41	1.61	(0.20)	(0.75)	(0.95)	13.78	12.53	284	0.23	0.22	1.53	17
01/31/22	13.78	0.27	0.50	0.77	(0.27)	(0.86)	(1.13)	13.42	5.19	492	0.22	0.21	1.94	14
01/31/23	13.42	0.18	(1.49)	(1.31)	(0.35)	(1.03)	(1.38)	10.73	(9.04)	440	0.23	0.23	1.52	14
01/31/24	10.73	0.20	0.72	0.92	(0.28)	(0.50)	(0.78)	10.87	9.25	522	0.26(4)	0.25(4)	1.88	11
SA VCP Dynamic Allocation Portfolio — Class 3
01/31/20	11.90	0.13	1.58	1.71	—	(0.50)	(0.50)	13.11	14.55	11,697,671	0.48	0.47	1.05	12
01/31/21	13.11	0.15	1.42	1.57	(0.16)	(0.75)	(0.91)	13.77	12.26	11,751,233	0.48	0.47	1.11	17
01/31/22	13.77	0.10	0.63	0.73	(0.23)	(0.86)	(1.09)	13.41	4.93	10,989,643	0.47	0.46	0.72	14
01/31/23	13.41	0.12	(1.46)	(1.34)	(0.31)	(1.03)	(1.34)	10.73	(9.30)	8,834,352	0.48	0.48	0.99	14
01/31/24	10.73	0.14	0.75	0.89	(0.24)	(0.50)	(0.74)	10.88	9.01	8,349,868	0.51(4)	0.50(4)	1.35	11
SA VCP Dynamic Strategy Portfolio — Class 1
01/31/20	12.03	0.17	1.46	1.63	—	(0.43)	(0.43)	13.23	13.65	219	0.23	0.23	1.35	13
01/31/21	13.23	0.13	1.21	1.34	(0.20)	(0.58)	(0.78)	13.79	10.32	200	0.23	0.23	0.95	17
01/31/22	13.79	0.27	0.66	0.93(5)	(0.23)	(0.55)	(0.78)	13.94	6.49	778	0.22	0.22	1.94	33(6)
01/31/23	13.94	0.19	(1.27)	(1.08)	(0.33)	(0.75)	(1.08)	11.78	(7.18)	687	0.24	0.24	1.51	13
01/31/24	11.78	0.20	0.62	0.82	(0.34)	(1.06)	(1.40)	11.20	8.16	719	0.26(4)	0.26(4)	1.72	12
SA VCP Dynamic Strategy Portfolio — Class 3
01/31/20	12.07	0.12	1.47	1.59	—	(0.43)	(0.43)	13.23	13.27	6,121,428	0.48	0.48	0.96	13
01/31/21	13.23	0.14	1.16	1.30	(0.16)	(0.58)	(0.74)	13.79	10.03	6,048,220	0.48	0.48	1.07	17
01/31/22	13.79	0.11	0.78	0.89(5)	(0.20)	(0.55)	(0.75)	13.93	6.20	7,115,875	0.47	0.47	0.74	33(6)
01/31/23	13.93	0.12	(1.22)	(1.10)	(0.29)	(0.75)	(1.04)	11.79	(7.35)	5,713,761	0.49	0.49	0.97	13
01/31/24	11.79	0.15	0.63	0.78	(0.30)	(1.06)	(1.36)	11.21	7.81	5,364,605	0.51(4)	0.51(4)	1.29	12

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Includes interest expense of 0.03% relating to derivative activity.
(5)	Includes the effect of a merger.
(6)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA VCP Index Allocation Portfolio — Class 1
01/31/20	$ 9.87	$ 0.02	$ 1.49	$ 1.51	$(0.03)	$(0.07)	$(0.10)	$11.28	15.25%	$ 118	0.26%	0.28%	0.17%	13%
01/31/21	11.28	0.16	0.75	0.91	(0.15)	(0.18)	(0.33)	11.86	8.15	212	0.26	0.27	1.46	27
01/31/22	11.86	0.19	1.00	1.19	(0.15)	(0.93)	(1.08)	11.97	9.69	358	0.24	0.24	1.51	19
01/31/23	11.97	0.18	(1.20)	(1.02)	—	(0.04)	(0.04)	10.91	(8.49)	365	0.24	0.24	1.65	8
01/31/24	10.91	0.22	0.96	1.18	(0.18)	(0.15)	(0.33)	11.76	11.13	528	0.24	0.24	1.94	5
SA VCP Index Allocation Portfolio — Class 3
01/31/20	9.90	(0.01)	1.50	1.49	(0.01)	(0.07)	(0.08)	11.31	14.97	386,386	0.51	0.53	(0.08)	13
01/31/21	11.31	0.11	0.76	0.87	(0.13)	(0.18)	(0.31)	11.87	7.73	439,902	0.51	0.52	0.95	27
01/31/22	11.87	0.08	1.09	1.17	(0.12)	(0.93)	(1.05)	11.99	9.47	523,701	0.49	0.49	0.60	19
01/31/23	11.99	0.12	(1.17)	(1.05)	—	(0.04)	(0.04)	10.90	(8.72)	486,910	0.49	0.49	1.07	8
01/31/24	10.90	0.20	0.97	1.17	(0.16)	(0.15)	(0.31)	11.76	10.95	509,764	0.49	0.49	1.77	5

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SunAmerica Series Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of each of the fifty-three portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios listed in the table below (fifty-three of the portfolios constituting SunAmerica Series Trust, hereafter collectively referred to as the “Portfolios”) as of January 31, 2024, the related statements of operations for the year ended January 31, 2024, the statements of changes in net assets for each of the two years in the period ended January 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of January 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

SunAmerica Series Trust

SA AB Growth Portfolio	SA JPMorgan Diversified Balanced Portfolio
SA AB Small & Mid Cap Value Portfolio	SA JPMorgan Emerging Markets Portfolio
SA BlackRock Multi-Factor 70/30 Portfolio	SA JPMorgan Equity-Income Portfolio
SA BlackRock VCP Global Multi Asset Portfolio	SA JPMorgan Global Equities Portfolio
SA DFA Ultra Short Bond Portfolio	SA JPMorgan Large Cap Core Portfolio
SA Emerging Markets Equity Index Portfolio	SA JPMorgan MFS Core Bond Portfolio
SA Federated Hermes Corporate Bond Portfolio	SA JPMorgan Mid-Cap Growth Portfolio
SA Fidelity Institutional AM® International Growth Portfolio	SA Large Cap Growth Index Portfolio
SA Fidelity Institutional AM® Real Estate Portfolio	SA Large Cap Index Portfolio
SA Fixed Income Index Portfolio	SA Large Cap Value Index Portfolio
SA Fixed Income Intermediate Index Portfolio	SA MFS Blue Chip Growth Portfolio
SA Franklin BW U.S. Large Cap Value Portfolio	SA MFS Massachusetts Investors Trust Portfolio
SA Franklin Small Company Value Portfolio	SA MFS Total Return Portfolio
SA Franklin Systematic U.S. Large Cap Core Portfolio	SA Mid Cap Index Portfolio
SA Franklin Systematic U.S. Large Cap Value Portfolio	SA Morgan Stanley International Equities Portfolio
SA Franklin Tactical Opportunities Portfolio	SA PIMCO RAE International Value Portfolio
SA Global Index Allocation 60/40 Portfolio	SA PIMCO VCP Tactical Balanced Portfolio
SA Global Index Allocation 75/25 Portfolio	SA PineBridge High-Yield Bond Portfolio
SA Global Index Allocation 90/10 Portfolio	SA Putnam International Growth and Income Portfolio
SA Goldman Sachs Global Bond Portfolio	SA Schroders VCP Global Allocation Portfolio
SA Goldman Sachs Multi-Asset Insights Portfolio	SA Small Cap Index Portfolio
SA Index Allocation 60/40 Portfolio	SA T. Rowe Price Asset Allocation Growth Portfolio
SA Index Allocation 80/20 Portfolio	SA T. Rowe Price VCP Balanced Portfolio
SA Index Allocation 90/10 Portfolio	SA VCP Dynamic Allocation Portfolio
SA International Index Portfolio	SA VCP Dynamic Strategy Portfolio
SA Invesco Growth Opportunities Portfolio	SA VCP Index Allocation Portfolio
SA Janus Focused Growth Portfolio

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2024 by correspondence with the custodian, transfer agents, brokers, selling or agent banks and portfolio companies; when replies were not received from a transfer agent, broker or selling or agent bank, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

March 28, 2024

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust and Seasons Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

498

SunAmerica Series Trust

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS — January 31, 2024 (unaudited)

At a meeting held on October 12, 2023, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of each Subadvisory Agreement between SunAmerica and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“AB”), BlackRock Investment Management, LLC (“BlackRock”), Brandywine Global Investment Management, LLC (“Brandywine”), Dimensional Fund Advisors LP (“DFA”), Federated Investment Management Company (“Federated”), FIAM LLC (“FIAM”), Franklin Advisers, Inc. (“Franklin Advisers”), Franklin Mutual Advisers, LLC (“FMA”), Goldman Sachs Asset Management, L.P. (“GSAM”), Goldman Sachs Asset Management International (“GSAMI”), Invesco Advisers, Inc. (“Invesco”), J.P. Morgan Investment Management Inc. (“JPMorgan”), Janus Henderson Investors US LLC (“Janus”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), Pacific Investment Management Company, LLC (“PIMCO”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), Schroder Investment Management North America Inc. (“SIMNA”), and T. Rowe Price Associates, Inc. (“T. Rowe Price”) (collectively referred to as the “Subadvisers” and each a “Subadviser”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)

the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3)

the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SunAmerica and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SunAmerica’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection

499

SunAmerica Series Trust

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS — January 31, 2024 (unaudited) — (continued)

therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered each Subadviser’s personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.

The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SunAmerica’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SunAmerica’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether SunAmerica and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2023 from Broadridge and performance information as of June 30, 2023 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe. The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio’s investment objectives/strategies.

•	SA AB Growth Portfolio (subadvised by AB). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio performed above its benchmark index for the ten-year period and below that index for the one-, three- and five-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the three-, five- and ten-year periods and below that median for the one-year period.

•	SA AB Small & Mid Cap Value Portfolio (subadvised by AB). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 5 basis points at each applicable breakpoint.

500

SunAmerica Series Trust

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS — January 31, 2024 (unaudited) — (continued)

The Board considered that the Portfolio performed above its benchmark index for the one-, three- and ten-year periods and below that index for the five-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods, at the median for the five-year period, and below the median for the ten-year period.

•	SA BlackRock Multi-Factor 70/30 Portfolio (subadvised by BlackRock). The Board noted that actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.51% and 0.76% on Class 1 and Class 3 shares, respectively. The Board also considered that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 25 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed below its benchmark index for the one-year period and the period since inception. The Board further considered that the Portfolio performed below the median of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the relatively short operating history of the Portfolio.

•	SA BlackRock VCP Global Multi Asset Portfolio (subadvised by BlackRock). The Board noted that actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.91% and 1.16% on Class 1 and Class 3 shares, respectively. The Board also considered that SunAmerica is currently waiving 0.01% of its investment advisory fee pursuant to a contractual fee waiver agreement.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since the Portfolio’s inception. The Board further considered that the Portfolio performed above the median of its Performance Group for one- and three-year periods and below those medians for the five-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA DFA Ultra Short Bond Portfolio (subadvised by DFA). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into account management’s discussions of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board noted that in May 2016 the Portfolio was converted to an ultra-short bond fund and DFA became the new subadviser. The Board took account of management’s discussion of the Portfolio’s performance and determined that performance prior to May 2016 does not reflect the Portfolio’s current strategy.

•	SA Emerging Markets Equity Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.58% and 0.83% on Class 1 and Class 3 shares, respectively. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods and at the medians for the five-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Federated Hermes Corporate Bond Portfolio (subadvised by Federated). The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the three-, five- and ten-year periods and below the median for the one-year period.

•	SA Fidelity Institutional AM® International Growth Portfolio (subadvised by FIAM). The Board noted that actual management fees were at and total expenses were below medians of its Expense Group. The Board noted that there is an expense limitation of 0.88% and 1.13% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index for the one-year period and the period since inception but below that index for the three-year period. The Board also considered that the Portfolio performed below the median of its Performance Group for the one- and three-year periods and the period since inception.

•	SA Fidelity Institutional AM® Real Estate Portfolio (subadvised by FIAM). The Board noted that actual management fees were at and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s expenses.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and ten-year periods but above that index for the five-year period. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Fixed Income Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.34% and 0.59% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed above its benchmark index for the three- and five-year periods and below that index for the one-year period and the period since inception. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and the period since inception. The Board took account of management’s discussions of the Portfolio’s performance.

501

SunAmerica Series Trust

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS — January 31, 2024 (unaudited) — (continued)

•	SA Fixed Income Intermediate Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.34% and 0.59% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and slightly below that index for the period since inception. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and the period since inception.

•	SA Franklin BW Large Cap Value Portfolio (subadvised by Brandywine). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.67% of average daily net assets.

The Board considered that the Portfolio had performed above its benchmark index for the three-, five- and ten-year periods and below that index for the one-year period The Board also noted that the Portfolio had performed above the medians of its Performance Group for the one-, three- and five-year periods and slightly below the median for the ten-year period.

•	SA Franklin Small Company Value Portfolio (subadvised by FMA). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.05% at each applicable breakpoint. The Board further noted that SunAmerica and Franklin have agreed to voluntarily waive an additional 0.05% of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio performed above its benchmark index for the one-, five- and ten-year periods but below that index for the three-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and five-year periods and below the median for the three- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Franklin Systematic U.S. Large Cap Core Portfolio (subadvised by Franklin Advisers). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.70% and 0.95% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since inception. The Board also considered that the Portfolio performed above the median of its Performance Group for the three-year period and below the median for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the relatively short operating history of the Portfolio. The Board further noted that changes to the name and principal investment strategies of the Portfolio went into effect on July 1, 2022.

•	SA Franklin Systematic U.S. Large Cap Value Portfolio (subadvised by Franklin Advisers). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board noted that the Portfolio performed below its benchmark index for the one- and three-year periods and performed above that index for the five- and ten-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the one- and three-year periods and above the medians for the five- and ten-year periods. The Board noted that Franklin Advisers became the new subadviser to the Portfolio, along with changes to the Portfolio’s name, investment goal and principal investment strategies, effective July 2, 2021.

•	SA Franklin Tactical Opportunities Portfolio (subadvised by Franklin Advisers). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio had performed below its benchmark index for the one- and three-year periods and above that index for the five-year period and the period since inception. The Board also considered that the Portfolio performed above the median of its Performance Group for the one- and three-year periods and below the medians for the five-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Global Index Allocation 60/40 Portfolio (advised by SunAmerica). The Board noted that actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index for the five-year period and the period since inception and below that index for the one- and three-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and at the median for the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Global Index Allocation 75/25 Portfolio (advised by SunAmerica). The Board noted that actual management fees were below and total expenses were at the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index for the five-year period and the period since inception and below that index for the one- and three-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods and at the medians for the five-year period and the period since inception.

•	SA Global Index Allocation 90/10 Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

502

SunAmerica Series Trust

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS — January 31, 2024 (unaudited) — (continued)

The Board considered that the Portfolio performed above its benchmark index for the three- and five-year periods and the period since inception and below that index for the one-year period. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period, at the median for the three-year period, and below the medians for the five-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the medians.

•	SA Goldman Sachs Global Bond Portfolio (subadvised by GSAMI). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board noted that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Goldman Sachs Multi-Asset Insights Portfolio (subadvised by GSAM). The Board noted that actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board noted that the Portfolio performed above its benchmark index for the five-year period and the period since inception and below that index for the one- and three-year periods. The Board also noted that the Portfolio performed at the median of its Performance Group for the one-year period and below the medians for the three- and five-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Index Allocation 60/40 Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board noted that the Portfolio outperformed its benchmark index for the five-year period and the period since inception and below that index for the one- and three-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and the period since inception.

•	SA Index Allocation 80/20 Portfolio (advised by SunAmerica). The Board noted that both actual management fees were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board noted that the Portfolio outperformed its benchmark index for the three- and five-year periods and the period since inception and performed below that index for the one-year period. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and the period since inception.

•	SA Index Allocation 90/10 Portfolio (advised by SunAmerica). The Board noted that both actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board noted that the Portfolio outperformed its benchmark index for the three- and five-year periods and the period since inception and performed below that index for the one-year period. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and the period since inception.

•	SA International Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.52% and 0.77% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three- and five-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the benchmark and medians.

•	SA Invesco Growth Opportunities Portfolio (subadvised by Invesco). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio performed above its benchmark index for the five- and ten-year periods and below that index for the one- and three-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Janus Focused Growth Portfolio (subadvised by Janus). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.75% of average daily net assets.

The Board considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the five-year period and below the medians for the one-, three- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that Janus took over as subadviser in 2016.

•	SA JPMorgan Diversified Balanced Portfolio (subadvised by JPMorgan). The Board considered that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees. The Board noted that there is an expense limitation of 0.83%, 0.98% and 1.08% on Class 1, Class 2 and Class 3 shares, respectively.

503

SunAmerica Series Trust

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS — January 31, 2024 (unaudited) — (continued)

The Board noted that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA JPMorgan Emerging Markets Portfolio (subadvised by JPMorgan). The Board noted that actual management fees were at and total expenses were slightly above the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 1.00% of average daily net assets.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed below the medians of its Performance Group for the one- and five-periods, above that index for the three-year period and at the median for the ten-year period. The Board considered the narrower range of underperformance relative to the benchmark and took account of management’s discussion of the Portfolio’s performance.

•	SA JPMorgan Equity-Income Portfolio (subadvised by JPMorgan). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the five- and ten-year periods and performed below that index for the one- and three-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the five- and ten-year periods and below the medians for the one- and three-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA JPMorgan Global Equities Portfolio (subadvised by JPMorgan). The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion regarding the Portfolio’s fees.

The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods and below that index for the five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods and below the medians for the five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA JPMorgan Large Cap Core Portfolio (subadvised by JPMorgan). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion regarding the Portfolio’s fees and expenses. The Board noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.07% at each applicable breakpoint.

The Board considered that the Portfolio performed below its benchmark index for the one-year period and below that index for the three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance, including that JPMorgan had taken over as subadviser to the Portfolio effective July 5, 2023.

•	SA JPMorgan MFS Core Bond Portfolio (subadvised by JPMorgan and MFS). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.50% of average daily net assets.

The Board considered that the Portfolio had performed above its benchmark index for the one-, three-, five-and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods but below the median for the ten-year period. The Board noted that JPMorgan and MFS took over management of the Portfolio in 2015.

•	SA JPMorgan Mid-Cap Growth Portfolio (subadvised by JPMorgan). The Board considered that both actual management fees and total expenses were below the medians of its Expense Group. The Board noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.79% of the Portfolio’s average daily net assets on the first $100 million, 0.75% on the next $400 million and 0.73% over $500 million. The Board further noted that there is an expense limitation of 0.79%, 0.94% and 1.04% on Class 1, Class 2 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and above that index for the five- and ten-year periods. The Board also noted that the Portfolio performed at the median of its Performance Group for the one-year period, below the median for the three-year period and above the medians for the five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Large Cap Growth Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.35% and 0.60% on Class 1 and Class 3 shares, respectively. The Board also considered that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board noted that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three- and five-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the benchmark.

•	SA Large Cap Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion. The Board also noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.14% at each applicable breakpoint. The Board further considered that SunAmerica has voluntarily agreed to an expense limitation of 0.55% on Class 1 shares.

504

SunAmerica Series Trust

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS — January 31, 2024 (unaudited) — (continued)

The Board noted that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the benchmark and medians.

•	SA Large Cap Value Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.35% and 0.60% on Class 1 and Class 3 shares, respectively. The Board also considered that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board noted that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception. The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the benchmark.

•	SA MFS Blue Chip Growth Portfolio (subadvised by MFS). The Board considered that actual management fees were below and total expenses were below the medians of its Expense Group. The Board further considered that management has agreed to a voluntary expense limitation of 0.85%, 1.00% and 1.10% on Class 1, Class 2 and Class 3 shares, respectively.

The Board noted that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the three- and five-year periods and below the medians for the one- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA MFS Massachusetts Investors Trust Portfolio (subadvised by MFS). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board also noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.04% at each applicable breakpoint.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA MFS Total Return Portfolio (subadvised by MFS). The Board noted that actual management fees were above and total expenses were at the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five-and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the three- and five-year periods, below the median for the one-year period and at the median for the ten-year period. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Mid Cap Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.40% and 0.65% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three- and five-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the benchmark and medians.

•	SA Morgan Stanley International Equities Portfolio (subadvised by MSIM). The Board noted that actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.05% at each applicable breakpoint.

The Board considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, three- and ten-year periods and above the median for the five-year period. The Board took account of management’s discussion of the Portfolio’s performance and noted that a new portfolio management team at MSIM had taken over as subadviser in 2014.

•	SA PIMCO RAE International Value Portfolio (subadvised by PIMCO). The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group. The Board also noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.765% of the Portfolio’s average daily net assets on the first $250 million and 0.740% over $250 million.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three- and five-, and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance, including that PIMCO took over management of the Portfolio in January 2021 and therefore performance is not fully reflective of the track record of the new Subadviser.

•	SA PIMCO VCP Tactical Balanced Portfolio (subadvised by PIMCO). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.91% and 1.16% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods.

505

SunAmerica Series Trust

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS — January 31, 2024 (unaudited) — (continued)

•	SA PineBridge High-Yield Bond Portfolio (subadvised by PineBridge). The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods.

•	SA Putnam International Growth and Income Portfolio (subadvised by Putnam). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica and Putnam each are voluntarily waiving 0.05% of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed at the median of its Performance Group same periods.

•	SA Schroders VCP Global Allocation Portfolio (subadvised by SIMNA). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods and below the medians for the five-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Small Cap Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion. The Board further noted that SunAmerica has contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 4 basis points at each applicable breakpoint. The Board further noted that management has agreed to lower the expense cap with respect to the Portfolio by 4 basis points, such that the expense limitation is 0.41% and 0.66% on Class 1 and Class 3 shares, respectively.

The Board further noted that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three- and five-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the benchmark and medians.

•	SA T. Rowe Asset Allocation Growth Portfolio (subadvised by T. Rowe Price). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above its benchmark index for the five-year period and the period since inception and below that index for the one- and three-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three-and five-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA T. Rowe Price VCP Balanced Portfolio (subadvised by T. Rowe Price). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and the period since inception. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods and below the medians for the five-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA VCP Dynamic Allocation Portfolio (advised/subadvised by SunAmerica and AB). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees. The Board also noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.25% of the Portfolio’s average daily net assets on the first $1.5 billion, 0.22% on the next $1.5 billion, 0.20% on the next $5 billion and 0.19% over $8 billion.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the one- and three-year periods, at the median for the five-year period and above the median for the ten-year period. The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula.

•	SA VCP Dynamic Strategy Portfolio (advised/subadvised by SunAmerica and AB). The Board noted that actual management fees were above and total expenses were at the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, five- and ten-year periods and at the median for the three-year period. The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula.

•	SA VCP Index Allocation Portfolio (advised by SunAmerica). The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.28% and 0.53% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and above that index for the five-year period and the period since inception. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and the period since inception.

506

SunAmerica Series Trust

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS — January 31, 2024 (unaudited) — (continued)

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of Corebridge Capital Services, Inc., an affiliate of SunAmerica) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies. The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability was generally in the range of the profitability of companies contained in the report.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

507

SunAmerica Series Trust

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS — January 31, 2024 (unaudited) — (continued)

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SunAmerica. The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

508

SunAmerica Series Trust

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name and Year of Birth†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees
Tracey C. Doi 1961	Trustee	2021- Present	Chief Financial Officer, Group Vice President of Toyota Motor North America (2000-2022).	80	Director, Pentair (industrial-water treatment) (August 2023-Present); Director, Quest Diagnostics (healthcare) (2021-Present); Director, City National Bank (banking) (2016-2022).
Jane Jelenko 1948	Trustee	2006- Present	Retired Partner of KPMG, LLP and Managing Director of BearingPoint, Inc. (formerly KPMG Consulting) (2003-Present).	80	Director, Cathay General Bancorp and Cathay Bank (banking) (2012-Present); Director, Countrywide Bank (banking) (2003-2008).
Christianne F. Kerns (4) 1958	Trustee	2023- Present	Managing Partner (2020-Present), Partner (2004-Present), Hahn & Hahn LLP (law firm).	80	None.
Charles H. Self III 1957	Trustee	2021- Present	Chief Operating Officer, Chief Compliance Officer and Chief Investment Officer of iSectors (2014-2021); Chief Investment Officer of Sumnicht & Associates (2014-2021).	80	None.
Martha B. Willis 1960	Trustee	2023- Present	Senior Advisor, KPMG US (September 2022-Present); Executive Vice President, Chief Marketing Officer of TIAA (June 2020-March 2022); Executive Vice President, Chief Marketing Officer, Nuveen (May 2016-June 2020); Board Member, Nuveen UCITS funds (investment funds) (2019-2021).	80	None.
Bruce G. Willison 1948	Trustee and Chairman	2001- Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010); Chairman of Tyfone, Inc. - Portland, OR (2018-Present).	80

Director of NiQ - Portland, OR (2016-2020); Director, GrandPoint Bank (banking), (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-2016).

509

SunAmerica Series Trust

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name and Year of Birth†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Interested Trustee
John T. Genoy (5) 1968	President and Trustee	2021- Present	President (2021-Present), Senior Vice President (2004-2021), Director (2014-Present, Chief Operating Officer (2006-Present) and Chief Financial Officer, (2002-2021), SAAMCo; Vice President (2012-Present), Corebridge Capital Services; Director (2013-2022), Chairman, Executive Committee Chair and Trust Committee Chair (2014-2023), AIG Federal Savings Bank.	80	None.
Officers
Kathleen D. Fuentes 1969	Chief Legal Officer, Vice President, and Secretary	2015- Present	Senior Vice President and General Counsel, SAAMCo (2023-Present); Vice President and Chief Legal Officer, SAAMCo (2006-2023).	N/A	N/A
Christopher C. Joe 1969	Chief Compliance Officer and Vice President	2017- Present	Chief Compliance Officer, Seasons Series Trust, SunAmerica Series Trust and VALIC Company I (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-2019); Chief Compliance Officer, Invesco PowerShares (2011-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010- 2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).	N/A	N/A
Gregory N. Bressler 1966	Vice President and Assistant Secretary	2005- Present	Chief Investments Counsel, Corebridge (2023-Present); Assistant Secretary (2021-Present), Senior Vice President (2005-Present) and General Counsel (2005-2023), SAAMCo.	N/A	N/A
Gregory R. Kingston 1966	Treasurer and Principal Financial Officer/Principal Accounting Officer	2014- Present	Vice President (1999-Present) and Head of Mutual Fund Administration, (2014-Present), SAAMCo.	N/A	N/A
Shawn Parry 1972	Vice President and Assistant Treasurer	2014- Present	Vice President (2014-Present) and Assistant Vice President (2010-2014), SAAMCo.	N/A	N/A
Donna McManus 1961	Vice President and Assistant Treasurer	2014- Present	Vice President, SAAMCo (2014-2021); Managing Director, BNY Mellon (2000-2014).	N/A	N/A
Matthew J. Hackethal 1971	Anti-Money Laundering Compliance Officer	2006- Present	Chief Compliance Officer (2006-Present) and Vice President (2011-Present), SAAMCo; Acting Chief Compliance Officer, SunAmerica Series Trust and Seasons Series Trust (2016-2017).	N/A	N/A

510

SunAmerica Series Trust

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name and Year of Birth†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Officers
Salimah Shamji 1971	Vice President	2020- Present	Vice President, SAAMCo (2008-Present).	N/A	N/A
Christopher J. Tafone 1975	Vice President and Assistant Secretary	2021- Present (Vice President); 2016- Present (Assistant Secretary)	Vice President, SAAMCo (2016-Present); Associate General Counsel, Corebridge (2016-Present).	N/A	N/A
†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)

Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualified.

(2)

The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (61 portfolios), Seasons Series Trust (19 portfolios) and VALIC Company I (36 portfolios).

(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the 1940 Act.
(4)	Ms. Kerns was appointed as a new Independent Trustee to the Trust’s Board as of October 13, 2023.
(5)	Mr. Genoy is considered an Interested Trustee based on his position with SAAMCo.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

511

SunAmerica Series Trust

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust Portfolios is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2024.

During the year ended January 31, 2024, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations.

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains*	Qualifying % for the Dividends Received Deduction
SA AB Growth Class 1	$3.99	$—	$—	$3.99	—%
SA AB Growth Class 2	3.99	—	—	3.99	—
SA AB Growth Class 3	3.99	—	—	3.99	—
SA AB Small & Mid Cap Value Class 1	1.25	0.12	0.08	1.05	98.37
SA AB Small & Mid Cap Value Class 2	1.23	0.10	0.08	1.05	98.37
SA AB Small & Mid Cap Value Class 3	1.21	0.08	0.08	1.05	98.37
SA BlackRock Multi-Factor 70/30 Class 1	0.32	0.32	—	—	36.64
SA BlackRock Multi-Factor 70/30 Class 3	0.29	0.29	—	—	36.64
SA BlackRock VCP Global Multi Asset Class 1	0.09	0.09	—	—	3.45
SA BlackRock VCP Global Multi Asset Class 3	0.07	0.07	—	—	3.45
SA DFA Ultra Short Bond Class 1	0.12	0.12	—	—	—
SA DFA Ultra Short Bond Class 2	0.11	0.11	—	—	—
SA DFA Ultra Short Bond Class 3	0.10	0.10	—	—	—
SA Emerging Markets Equity Index Class 1	0.35	0.35	—	—	0.30
SA Emerging Markets Equity Index Class 3	0.32	0.32	—	—	0.30
SA Federated Hermes Corporate Bond Class 1	0.42	0.42	—	—	0.26
SA Federated Hermes Corporate Bond Class 2	0.40	0.40	—	—	0.26
SA Federated Hermes Corporate Bond Class 3	0.39	0.39	—	—	0.26
SA Fidelity Institutional AM® International Growth Class 1	0.05	0.05	—	—	20.16
SA Fidelity Institutional AM® International Growth Class 3	0.03	0.03	—	—	20.16
SA Fidelity Institutional AM ® Real Estate Class 1	0.96	0.27	—	0.69	—
SA Fidelity Institutional AM ® Real Estate Class 2	0.94	0.25	—	0.69	—
SA Fidelity Institutional AM ® Real Estate Class 3	0.93	0.24	—	0.69	—
SA Fixed Income Index Class 1	0.22	0.22	—	—	—
SA Fixed Income Index Class 3	0.20	0.20	—	—	—
SA Fixed Income Intermediate Index Class 1	0.17	0.17	—	—	—
SA Fixed Income Intermediate Index Class 3	0.15	0.15	—	—	—
SA Franklin BW U.S. Large Cap Value Class 1	2.43	0.49	—	1.94	100.00
SA Franklin BW U.S. Large Cap Value Class 2	2.39	0.45	—	1.94	100.00
SA Franklin BW U.S. Large Cap Value Class 3	2.37	0.43	—	1.94	100.00
SA Franklin Small Company Value Class 1	1.23	0.08	—	1.15	97.12
SA Franklin Small Company Value Class 3	1.19	0.04	—	1.15	97.12
SA Franklin Systematic U.S. Large Cap Core Class 1	1.99	0.27	—	1.72	100.00
SA Franklin Systematic U.S. Large Cap Core Class 3	1.96	0.24	—	1.72	100.00
SA Franklin Systematic U.S. Large Cap Value Class 1	0.19	0.19	—	—	100.00
SA Franklin Systematic U.S. Large Cap Value Class 2	0.17	0.17	—	—	100.00
SA Franklin Systematic U.S. Large Cap Value Class 3	0.16	0.16	—	—	100.00
SA Franklin Tactical Opportunities Class 1	0.20	0.19	0.01	—	4.49
SA Franklin Tactical Opportunities Class 3	0.17	0.16	0.01	—	4.49
SA Global Index Allocation 60/40 Class 1	0.80	0.29	—	0.51	25.46
SA Global Index Allocation 60/40 Class 3	0.77	0.26	—	0.51	25.46
SA Global Index Allocation 75/25 Class 1	0.92	0.30	—	0.62	30.31
SA Global Index Allocation 75/25 Class 3	0.88	0.26	—	0.62	30.31
SA Global Index Allocation 90/10 Class 1	1.00	0.35	—	0.65	31.66
SA Global Index Allocation 90/10 Class 3	0.96	0.31	—	0.65	31.66
SA Goldman Sachs Global Bond Class 1	—	—	—	—	—
SA Goldman Sachs Global Bond Class 2	—	—	—	—	—
SA Goldman Sachs Global Bond Class 3	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights Class 1	0.11	0.11	—	—	45.11
SA Goldman Sachs Multi-Asset Insights Class 3	0.09	0.09	—	—	45.11

512

SunAmerica Series Trust

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains*	Qualifying % for the Dividends Received Deduction
SA Index Allocation 60/40 Class 1	$0.76	$0.22	$—	$0.54	45.11%
SA Index Allocation 60/40 Class 3	0.72	0.18	—	0.54	45.11
SA Index Allocation 80/20 Class 1	0.94	0.25	—	0.69	54.70
SA Index Allocation 80/20 Class 3	0.91	0.22	—	0.69	54.70
SA Index Allocation 90/10 Class 1	0.99	0.27	—	0.72	54.73
SA Index Allocation 90/10 Class 3	0.96	0.24	—	0.72	54.73
SA International Index Class 1	0.30	0.30	—	—	—
SA International Index Class 3	0.28	0.28	—	—	—
SA Invesco Growth Opportunities Class 1	—	—	—	—	—
SA Invesco Growth Opportunities Class 2	—	—	—	—	—
SA Invesco Growth Opportunities Class 3	—	—	—	—	—
SA Janus Focused Growth Class 1	—	—	—	—	—
SA Janus Focused Growth Class 2	—	—	—	—	—
SA Janus Focused Growth Class 3	—	—	—	—	—
SA JPMorgan Diversified Balanced Class 1	0.27	0.27	—	—	37.48
SA JPMorgan Diversified Balanced Class 2	0.24	0.24	—	—	37.48
SA JPMorgan Diversified Balanced Class 3	0.23	0.23	—	—	37.48
SA JPMorgan Emerging Markets Class 1	0.29	0.29	—	—	0.02
SA JPMorgan Emerging Markets Class 2	0.28	0.28	—	—	0.02
SA JPMorgan Emerging Markets Class 3	0.28	0.28	—	—	0.02
SA JPMorgan Equity-Income Class 1	4.13	0.87	—	3.26	100.00
SA JPMorgan Equity-Income Class 2	4.07	0.81	—	3.26	100.00
SA JPMorgan Equity-Income Class 3	4.05	0.79	—	3.26	100.00
SA JPMorgan Global Equities Class 1	0.90	0.28	—	0.62	63.19
SA JPMorgan Global Equities Class 2	0.87	0.25	—	0.62	63.19
SA JPMorgan Global Equities Class 3	0.85	0.23	—	0.62	63.19
SA JPMorgan Large Cap Core Class 1	0.78	0.15	—	0.63	92.89
SA JPMorgan Large Cap Core Class 2	0.75	0.12	—	0.63	92.89
SA JPMorgan Large Cap Core Class 3	0.73	0.10	—	0.63	92.89
SA JPMorgan MFS Core Bond Class 1	0.24	0.24	—	—	—
SA JPMorgan MFS Core Bond Class 2	0.23	0.23	—	—	—
SA JPMorgan MFS Core Bond Class 3	0.22	0.22	—	—	—
SA JPMorgan Mid-Cap Growth Class 1	—	—	—	—	—
SA JPMorgan Mid-Cap Growth Class 2	—	—	—	—	—
SA JPMorgan Mid-Cap Growth Class 3	—	—	—	—	—
SA Large Cap Growth Index Class 1	0.59	0.10	—	0.49	100.00
SA Large Cap Growth Index Class 3	0.55	0.06	—	0.49	100.00
SA Large Cap Index Class 1	1.77	0.45	—	1.32	100.00
SA Large Cap Index Class 3	1.71	0.39	—	1.32	100.00
SA Large Cap Value Index Class 1	1.83	0.29	0.10	1.44	74.44
SA Large Cap Value Index Class 3	1.79	0.25	0.10	1.44	74.44
SA MFS Blue Chip Growth Class 1	0.28	0.06	—	0.22	100.00
SA MFS Blue Chip Growth Class 2	0.27	0.05	—	0.22	100.00
SA MFS Blue Chip Growth Class 3	0.26	0.04	—	0.22	100.00
SA MFS Massachusetts Investors Trust Class 1	2.02	0.19	—	1.83	100.00
SA MFS Massachusetts Investors Trust Class 2	1.98	0.15	—	1.83	100.00
SA MFS Massachusetts Investors Trust Class 3	1.96	0.13	—	1.83	100.00
SA MFS Total Return Class 1	0.95	0.35	—	0.60	64.28
SA MFS Total Return Class 2	0.92	0.32	—	0.60	64.28
SA MFS Total Return Class 3	0.91	0.31	—	0.60	64.28
SA Mid Cap Index Class 1	0.49	0.16	—	0.33	98.51
SA Mid Cap Index Class 3	0.47	0.14	—	0.33	98.51
SA Morgan Stanley International Equities Class 1	0.14	0.14	—	—	—
SA Morgan Stanley International Equities Class 2	0.13	0.13	—	—	—
SA Morgan Stanley International Equities Class 3	0.12	0.12	—	—	—
SA PIMCO RAE International Value Class 1	0.59	0.59	—	—	—

513

SunAmerica Series Trust

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains*	Qualifying % for the Dividends Received Deduction
SA PIMCO RAE International Value Class 2	$0.57	$0.57	$—	$—	—%
SA PIMCO RAE International Value Class 3	0.56	0.56	—	—	—
SA PIMCO VCP Tactical Balanced Class 1	0.43	0.43	—	—	—
SA PIMCO VCP Tactical Balanced Class 3	0.39	0.39	—	—	—
SA PineBridge High-Yield Bond Class 1	0.34	0.34	—	—	9.23
SA PineBridge High-Yield Bond Class 2	0.33	0.33	—	—	9.23
SA PineBridge High-Yield Bond Class 3	0.32	0.32	—	—	9.23
SA Putnam International Growth and Income Class 1	0.29	0.29	—	—	—
SA Putnam International Growth and Income Class 2	0.27	0.27	—	—	—
SA Putnam International Growth and Income Class 3	0.26	0.26	—	—	—
SA Schroders VCP Global Allocation Class 1	0.15	0.15	—	—	1.89
SA Schroders VCP Global Allocation Class 3	0.12	0.12	—	—	1.89
SA Small Cap Index Class 1	0.16	0.11	—	0.05	99.65
SA Small Cap Index Class 3	0.13	0.08	—	0.05	99.65
SA T. Rowe Price Asset Allocation Growth Class 1	0.25	0.15	—	0.10	78.65
SA T. Rowe Price Asset Allocation Growth Class 3	0.22	0.12	—	0.10	78.65
SA T. Rowe Price VCP Balanced Class 1	0.20	0.20	—	—	1.50
SA T. Rowe Price VCP Balanced Class 3	0.18	0.18	—	—	1.50
SA VCP Dynamic Allocation Class 1	0.78	0.28	0.03	0.47	20.50
SA VCP Dynamic Allocation Class 3	0.74	0.24	0.03	0.47	20.50
SA VCP Dynamic Strategy Class 1	1.40	0.34	—	1.06	31.06
SA VCP Dynamic Strategy Class 3	1.36	0.30	—	1.06	31.06
SA VCP Index Allocation Class 1	0.33	0.18	0.03	0.12	—
SA VCP Index Allocation Class 3	0.31	0.16	0.03	0.12	—

*	Short-term capital gains are treated as ordinary income for tax purposes

Under the Internal Revenue Code Section 853 portfolios make an election to pass through foreign taxes paid to its shareholders. During the year ended January 31, 2024, foreign source income and foreign taxes passed through to shareholders are as follows:

Portfolio	Foreign Taxes Passed Through	Foreign Source Income
SA Emerging Markets Equity Index	$197,868	$2,556,694
SA Fidelity Institutional AM® International Growth	417,686	3,143,117
SA Global Index Allocation 60/40	69,081	607,992
SA Global Index Allocation 75/25	87,066	764,776
SA Global Index Allocation 90/10	388,711	3,420,048
SA Index Allocation 60/40	61,551	545,155
SA Index Allocation 80/20	177,060	1,568,227
SA Index Allocation 90/10	644,057	5,704,421
SA International Index	2,064,652	23,132,931
SA JPMorgan Emerging Markets	507,337	6,606,066
SA Morgan Stanley International Equities	879,984	9,575,506
SA PIMCO RAE International Value	2,385,269	20,632,568
SA Putnam International Growth and Income	1,061,970	13,152,743
SA VCP Dynamic Allocation	2,165,428	12,475,616
SA VCP Dynamic Strategy	2,161,266	11,130,942
SA VCP Index Allocation	126,425	1,119,744

514

SunAmerica Series Trust

COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2024.

The following graphs and tables show the performance of the portfolios of the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Variable annuities are sold by prospectus only. Please contact your investment representative or call 1-800-445-7862 to obtain a prospectus. The prospectus contains the investment objectives, risks, fees, charges, expenses and other information regarding the contract and underlying funds, which should be considered carefully before investing. Please read the prospectus carefully before investing.

515

AllianceBernstein L.P.

COMPARISONS: PORTFOLIOS VS. INDEXES

SA AB Growth Portfolio — Class 1

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA AB Growth Portfolio — Class 1 shares posted a return of 30.18% for the 12-month period ended January 31, 2024, compared to a 34.99% return for the Russell 1000® Growth Index.

The Portfolio appreciated in absolute terms but underperformed its benchmark, the Russell 1000® Growth Index. Sector selection had a negative impact on relative performance. Overweights to health care, consumer staples, and cash, along with underweights to information technology and communication services, detracted from relative returns, offsetting some of the outperformance from underweights to real estate, energy, industrials, consumer discretionary, and financials. Security selection had a negative impact on relative performance. Selection within information technology, consumer discretionary, industrials, and financials detracted, while selection within consumer staples, communication services, health care, and materials contributed.

The leading contributors to relative performance during the period included Arista Networks, Inc., Intuitive Surgical, Inc., and Crowdstrike Holdings, Inc., Class A. The leading detractors from relative performance during the period included UnitedHealth Group, Inc., EPAM Systems, Inc., and Monster Beverage Corp.

SA AB Growth Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	30.18%	29.98%	29.86%
5-year	16.69%	16.52%	16.40%
10-year	15.67%	15.50%	15.39%
Since Inception	11.38%	9.21%	11.52%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

516

AllianceBernstein L.P.

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA AB Small & Mid Cap Value Portfolio — Class 2

[1]

The Russell 2500® Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500® companies with lower price-to-book ratios and lower forecasted growth values.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA AB Small & Mid Cap Value Portfolio — Class 2 shares posted a return of 2.82% for the 12-month period ended January 31, 2024, compared to a 2.49% return for the Russell 2500® Value Index.

U.S. equities rose for the 12-month period ended January 31, 2024. Small- and mid-cap value stocks underperformed large cap value stocks, with the Russell 2500® Value Index and Russell 1000® Value Index returning 2.49% and 6.08% for the period. Within the small and mid-cap space, value underperformed growth for the period, with the Russell 2500® Growth Index returning 5.66% while the Russell 2500® Value Index returned 2.49%. Sector performance within the Russell 2500® Value Index was mixed to positive, with industrials and information technology being outperformers. Utilities and health care were the largest underperformers for the period.

Stock selection and sector selection contributed to relative returns. Stock selection within financials, consumer discretionary and energy contributed, while selection in health care, industrials and consumer staples detracted. An overweight to industrials and an underweight to real estate contributed, while an overweight to financials detracted. The leading contributors to performance for the period were Vertiv Holdings, Co., First Citizens Bancshares, Inc. and XPO, Inc.. The leading detractors from performance for the period were Hain Celestial Group, Inc., Mastec, Inc. and Envista Holdings, Corp..

SA AB Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	3.01%	2.82%	2.75%
5-year	8.19%	8.03%	7.93%
10-year	7.71%	7.55%	7.44%
Since Inception	9.85%	9.43%	9.81%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

517

BlackRock Investment, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES

SA BlackRock Multi-Factor 70/30 Portfolio — Class 3

[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 70% MSCI World Index (net) and 30% Bloomberg U.S. Aggregate Bond Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA BlackRock Multi-Factor 70/30 Portfolio — Class 3 shares posted a return of 9.55% for the 12-month period ended January 31, 2024, compared to a 16.99% return for the MSCI World Index (net) and a 2.10% return for the Bloomberg U.S. Aggregate Bond Index. The blended benchmark comprising 70% MSCI World Index (net) and 30% Bloomberg U.S. Aggregate Bond Index returned 12.41%.

Equities, as represented by the MSCI World Index (net), trended upwards over the reporting period. Bond yields, as represented by the U.S. government 10-year Treasury yield, ended the year slightly higher. In the Portfolio, quality outperformed the broad equity market, as referenced by the MSCI World Index (net). All other factors underperformed, with the worst being the size factor followed by the value factor. The

SA BlackRock Multi-Factor 70/30 Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	9.75%	9.55%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	4.93%	4.68%
*	Inception date for Class 1: 10/13/20; Class 3: 10/13/20.

minimum volatility and momentum factors also underperformed to a lesser degree. An overweight to quality positively contributed, while allocations to all the other factors detracted. The Portfolio’s fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index for the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

518

BlackRock Investment, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA BlackRock VCP Global Multi Asset Portfolio — Class 3

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 developed markets countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[3]	The Bloomberg U.S. Treasury 7-10 Year Index measures US dollar-denominated, fixed rate, nominal debt issued by the U.S. Treasury.

[4]	The Blended Index consists of 45% Bloomberg U.S. Treasury 7-10 Year Index, 27.5% S&P 500® Index and 27.5% MSCI EAFE Index (net).

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA BlackRock VCP Global Multi Asset Portfolio — Class 3 shares posted a return of 7.22% for the 12-month period ended January 31, 2024, compared to 20.82% for the S&P 500® Index, 10.01% for the MSCI EAFE Index (net), and 0.23% for the Bloomberg U.S Treasury 7-10 Year Index. The blended benchmark of 27.5% S&P 500® Index / 27.5% MSCI EAFE Index (net)/ 45% Bloomberg U.S. Treasury 7-10 Year Index returned 8.40%.

The Portfolio’s overweight to the Australian dollar against the U.S. dollar weighed on performance in the second half of the period. The Portfolio’s persistent underweight to

SA BlackRock VCP Global Multi Asset Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	7.61%	7.22%
5-year	3.44%	3.18%
10-year	N/A	N/A
Since Inception	3.54%	3.83%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.

U.S. Treasury bonds across different tenors benefited performance throughout the period as yields rose. Additionally, the Portfolio’s overweight to U.S. and Japanese equities added to performance over the year.

The Portfolio used derivatives to adjust risk during the period. Overall, the Portfolio’s use of equity futures and interest rate futures contributed positively to performance, while the use of put options detracted from performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

519

Dimensional Fund Advisers L.P.

COMPARISONS: PORTFOLIOS VS. INDEXES

SA DFA Ultra Short Bond Portfolio — Class 1

[1]

Effective May 1, 2016, the Portfolio added its benchmark index, the ICE BofA 6-Month U.S. Treasury Bill Index. The ICE BofA 6-Month U.S. Treasury Bill Index is comprised of a single issue purchased at beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. Performance for periods prior to May 1, 2016 reflects results when the Portfolio was managed as a money market fund. As a result, prior to May 1, 2016, the Portfolio did not have a benchmark index.

[2]

The ICE BofA 6-Month U.S. Treasury Bill Index is comprised of a single issue purchased at beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue.

(Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA DFA Ultra Short Bond Portfolio — Class 1 shares posted a return of 4.62% for the 12-month period ended January 31, 2024, compared to a 5.24% return for the ICE BofA 6-Month U.S. Treasury Bill Index.

The short-term segment of the U.S. Treasury yield curve inverted during the year, indicating smaller expected term premiums. As such, the Portfolio’s duration was shortened from 0.76 years at the beginning of the period to 0.09 years at the end of the period. The Portfolio’s duration was longer than the benchmark’s duration at the beginning of the period, but shorter than the benchmark’s duration later in the period. Short-term interest rates increased significantly earlier in the period, resulting in longer-duration securities generally underperforming shorter-duration securities earlier in the period. As a result, the Portfolio’s longer duration earlier in the period, relative to the benchmark, was the primary detractor from relative performance for the period.

SA DFA Ultra Short Bond Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	4.62%	4.50%	4.38%
5-year	1.01%	0.88%	0.77%
10-year	0.70%	0.56%	0.45%
Since Inception	2.02%	0.88%	0.72%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

520

SunAmerica Asset Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Emerging Markets Equity Index Portfolio — Class 1

[1]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 24 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Emerging Markets Equity Index Portfolio — Class 1 shares posted a return of -4.86% for the 12-month period ended January 31, 2024, compared to a -2.94% return for the MSCI Emerging Markets Index (net).

The Portfolio is optimized to approximate the MSCI Emerging Markets Index (net) before expenses.

During the period, stocks posted positive results in the U.S. and abroad as the S&P 500® Index, MSCI ACWI ex USA Index (net), and MSCI EAFE Index (net) gained 20.82%, 5.88%, and 10.01% respectively.

In terms of contribution, Taiwan Semiconductor Manufacturing Co, Ltd. (Taiwan), Samsung Electronics Co., Ltd. (Korea), Reliance Industries Limited (India), Petroleo Brasileiro SA Pfd (Brazil), and SK Hynix Inc. (Korea) were top performers during the period.

At the other end of the spectrum, Tencent Holdings Ltd. (China), Alibaba Group Holding Limited (China), Meituan Class B (China), JD.com, Inc. Class A (China), and Ping An Insurance (Group) Company of China, Ltd, Class H (China) were the principal detractors.

SA Emerging Markets Equity Index Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	-4.86%	-5.10%
5-year	0.07%	-0.17%
10-year	N/A	N/A
Since Inception	-0.83%	-1.08%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18

The Portfolio utilizes index futures to equitize cash and to provide returns similar to that of the benchmark over time. The use of index futures detracted from performance over the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

521

Federated Hermes Investment Management Company

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Federated Hermes Corporate Bond Portfolio — Class 1

[1]

The Bloomberg U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

[2]	The Blended Index consists of 75% Bloomberg U.S. Credit Index and 25% the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.

[3]

The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. The index limits the maximum exposure to any one issuer to 2%. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Federated Hermes Corporate Bond Portfolio — Class 1 shares posted a return of 4.04% for the 12-month period ended January 31, 2024, compared to a 4.02% return for the Bloomberg U.S. Credit Index, a 9.28% return for the Bloomberg U.S. High Yield 2% Issuer Capped Index, and a 5.33% return for the blended benchmark (75% Bloomberg U.S. Credit Index/25% Bloomberg U.S. High Yield 2% Issuer Capped Index).

Duration positioning, sector allocation, and security selection were each negative contributors during the period. Duration contribution was driven by the Portfolio’s average slight short duration position relative to the blended benchmark in a period of significant rate volatility. Sector allocation was driven by negative contribution from being underweight the high yield asset class. Additional negative sector contribution was from the Portfolio’s cash position and an underweight position in consumer cyclical. This was partially offset by positive contribution from an underweight to the non-corporate components of the blended benchmark.

SA Federated Hermes Corporate Bond Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	4.04%	3.84%	3.80%
5-year	2.55%	2.40%	2.30%
10-year	3.10%	2.94%	2.84%
Since Inception	5.51%	5.33%	5.20%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

Security selection was driven by negative performance in the consumer cyclical, consumer non-cyclical, energy, and banking industries. This was partially offset by positive selection results in the insurance and transportation industries. Individual negative selection contributors included positions in Danaher Corp., AT&T, Inc., Carnival Corp., various positions in U.S. Treasury securities, and Exelon Corp. Individual positive selection contributors included positions in Textron, Inc., Hess Corp., and Broadcom, Inc.

The Portfolio ended the period targeting a slightly long duration posture relative to the blended benchmark and a continued underweight positioning to the high yield asset class.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

522

FIAM LLC

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Fidelity Institutional AM® International Growth Portfolio — Class 1

[1]

The MSCI ACWI ex USA Index (net) measures the performance of companies in 22 developed markets countries in Europe, Australasia, the Far East, and Canada and 24 Emerging Economies. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Fidelity Institutional AM® International Growth Portfolio — Class 1 shares posted a return of 17.04% for the period ended January 31, 2024, compared to a 5.88% return for the MSCI ACWI ex-U.S. Index (net).

Both security and market selection contributed to relative performance, with security selection being the primary driver of relative outperformance over the period. Nine out of eleven GICS sectors contributed to relative performance. Positive security and market selection within the information technology sector contributed the most to relative performance. Strong security selection in the consumer discretionary, industrials, materials, and health care sectors also boosted the security selection as top contributors over the year. While the lack of investment in the communication services and real estate sectors helped outperform the benchmark, the lack of exposure to the utilities and energy sectors detracted from relative performance during the period.

Both country allocation and stock selection within countries contributed to outperformance during the period. The Portfolio’s underweight position in China made the country the largest contributor. Strong stock selection in Canada, the Netherlands, France, and the United Kingdom also contributed to relative returns. Japan was the top detractor due to its underweight position in the Portfolio.

SA Fidelity Institutional AM® International Growth Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	17.04%	16.68%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	8.16%	7.92%
*	Inception date for Class 1: 5/1/19; Class 3: 5/1/19

Among individual stocks, the Portfolio’s overweight positions in Dutch supplier of wafer processing equipment ASM International NV, Japanese electronics and semiconductor company Tokyo Electron, Ltd., and Danish multinational pharmaceutical company Novo Nordisk A/S were among the leading contributors to relative performance. The Portfolio’s out-of-benchmark exposure to clean energy solutions company SolarEdge Technologies, Inc. detracted the most from relative performance. The Portfolio’s underweight position in German multinational technology conglomerate Siemens AG, an overweight position in Switzerland-based luxury goods holding company Cie Financiere Richemont SA, and lack of exposure to Japanese automotive manufacturer Toyota Motor Corp. also hurt performance during the reporting period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

523

FIAM LLC

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA Fidelity Institutional AM® Real Estate Portfolio — Class 1

[1]	The FTSE NAREIT Equity REITs Index is a free-floated adjusted, market capitalization-weighted index of U.S. Equity REITs.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Fidelity Institutional AM® Real Estate Portfolio — Class 1 shares posted a return of -1.42% for the 12-month period ended January 31, 2024, compared to a -1.50% return for the FTSE NAREIT Equity REITs Index.

REIT fundamentals remain sound supported by lower supply due to higher construction and interest costs. Occupancy remains at high levels while net operating income growth decelerated modestly from record levels but remains historically strong.

Weak relative security selection in the specialty and apartments sectors and an underweight allocation to the outperforming regional malls sector weighed the most on relative performance. Strong security selection within the health care and shopping centers sectors boosted these sectors as top relative contributors. Positive security selection and an underweight allocation to the trailing diversified sector also contributed to relative performance.

Among individual stocks, the Portfolio’s overweight position in Mid-America Apartment Communities, Inc. and not owning Simon Property Group, Inc. were the leading detractors from relative performance during the period. Conversely, the Portfolio’s overweight position in Ryman Hospitality Properties, Inc. and not owning Realty Income Corp. were the leading positive contributors to relative performance during the period.

SA Fidelity Institutional AM® Real Estate Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	-1.42%	-1.63%	-1.74%
5-year	4.47%	4.31%	4.21%
10-year	6.60%	6.45%	6.33%
Since Inception	7.38%	7.73%	7.85%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

524

SunAmerica Asset Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Fixed Income Index Portfolio — Class 1

[1]

The Bloomberg U.S. Government/ Credit Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Fixed Income Index Portfolio — Class 1 shares posted a return of 2.35% for the 12-month period ended January 31, 2024, compared to a 2.39% return for the Bloomberg U.S. Government/Credit Index.

The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Government/Credit Index before expenses.

An underweight allocation to government-related securities hampered performance, as these holdings outperformed the benchmark. However, this was partially offset by security selection within the government-related sector. The Portfolio’s overweight position in corporates added to performance. However, this was partially offset by security selection within the corporates sector, which hampered returns. An underweight allocation to, as well as security selection within U.S. Treasuries aided performance, as Treasuries lagged other fixed income securities.

SA Fixed Income Index Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	2.35%	2.02%
5-year	1.15%	0.90%
10-year	N/A	N/A
Since Inception	1.27%	1.02%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

525

SunAmerica Asset Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA Fixed Income Intermediate Index Portfolio — Class 1

[1]

The Bloomberg U.S. Intermediate Government/ Credit Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Fixed Income Intermediate Index Portfolio — Class 1 shares posted a return of 3.38% for the 12-month period ended January 31, 2024, compared to a 3.53% return for the Bloomberg U.S. Intermediate Government/Credit Index.

The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Intermediate Government/Credit Index before expenses.

The primary driver of underperformance was the security selection within the corporates sector. The portfolio’s overweight position in corporates added to performance. An underweight allocation to as well as security selection within U.S Treasuries aided performance, as Treasuries lagged other fixed income securities. An overweight allocation to and security selection within the government-related sector also benefited performance.

SA Fixed Income Intermediate Index Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	3.38%	3.18%
5-year	1.48%	1.22%
10-year	N/A	N/A
Since Inception	1.31%	1.06%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

526

Brandywine Global Investment Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Franklin BW U.S. Large Cap Value Portfolio — Class 1

[1]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Franklin BW U.S. Large Cap Value Portfolio — Class 1 shares posted a return of 4.57% for the 12-month period ended January 31, 2024, compared to a 6.08% return for the Russell 1000® Value Index.

Value stocks significantly lagged growth stocks with the Russell 1000® Growth Index returning 34.99% and besting the Russell 1000® Value Index by 28.91%. Market returns were dominated by extremely narrow leadership of high valuation growth stocks. Oil prices were volatile with a 45% rise from the low to high price during the year with more than a 20% decline from the peak in late September to the end of January.

The Portfolio’s holdings in the communication sector detracted for the year. Not owning Meta Platforms, Inc., Class A, which returned nearly 94% in the year, contributed to underperformance. Oil price volatility led to the energy sector producing the worst performance for the year, combining with the Portfolio overweight to reduce total returns.

On the positive side, outperformance within biotechnology and pharmaceutical health care stocks contributed to relative performance. An overweight to and outperformance from information technology holdings added to relative returns. The Portfolio’s holdings in homebuilding stocks within the consumer discretionary sector were among the top performers.

SA Franklin BW U.S. Large Cap Value Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	4.57%	4.42%	4.28%
5-year	10.06%	9.90%	9.78%
10-year	9.49%	9.33%	9.22%
Since Inception	9.87%	7.47%	9.18%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

Factor contribution was mixed with multiple primary Portfolio investment factors lagging. Low price to earnings and higher quality significantly lagged while low price to book and low momentum were relatively neutral, resulting in net underperformance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

527

Franklin Advisers, Inc.

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Franklin Small Company Value Portfolio — Class 1

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Franklin Small Company Value Portfolio — Class 1 shares posted a return of 0.32% for the 12-month period ended January 31, 2024, compared to a -0.09% return for the Russell 2000® Value Index.

For the period, the Portfolio outperformed its benchmark. During the year, market conditions were difficult for small-cap stocks, but the Portfolio had reduced exposure to or avoided several areas of the benchmark that performed most poorly, such as health care, communication services and utilities, which helped relative performance during the period. In terms of sector allocation, the Portfolio received positive contribution from all sectors except consumer staples. An underweight to health care, followed by an overweight to the industrials and information technology sectors were among the leading contributors to relative performance from an allocation standpoint.

Regarding security selection, positions in Glanbia PLC, Onto Innovation and McGrath Rentcorp contributed most to relative performance, while Envista Holdings Corp., Green Plains, Inc. and Columbia Banking System were the largest detractors. From a regional perspective, the Portfolio’s exposure to Ireland contributed the most to relative outperformance with positive attribution coming from allocation and security selection. Security selection effects from United Kingdom-based companies also provided a tailwind to relative results. Stock choices within Canada-based companies also bolstered performance. Conversely, selection effects within United States-based companies were a leading detractor from relative results.

SA Franklin Small Company Value Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	0.32%	0.09%
5-year	8.35%	8.08%
10-year	7.16%	6.90%
Since Inception	8.74%	6.95%
*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

528

Franklin Advisers, Inc.

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 1

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000® Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 1 shares posted a return of 18.84% for the 12-month period ended January 31, 2024, compared to a 20.23% return for the Russell 1000® Index.

U.S. equities posted a robust total return for the reporting period. Several prominent bank failures earlier in the period drove increased uncertainty among investors, but government intervention led to swift reorganizations and equities recovered from a brief decline. Technology-related stocks helped support the equity market amid cost-cutting efforts and investor optimism that artificial intelligence (AI) would lead to strong growth opportunities, particularly for the fast microchips that power new AI applications. Meanwhile, the economic outlook improved as inflation slowed and U.S. Treasury yields stabilized. To reduce inflation, the U.S. Federal Reserve (Fed) restricted monetary policy during the period, raising the federal funds target rate four times to a high of 5.25%-5.50%.

During the period, the Portfolio underperformed the benchmark in five of the 11 market sectors. Stock selection was the key detractor from performance, particularly within the information technology, health care, financials and consumer discretionary sectors. Conversely, the communication services sector was the largest contributor, owing to stock selection and a favorable overweight. The industrials and energy sectors also added substantial value, due largely to stock selection.

SA Franklin Systematic U.S. Large Cap Core Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	18.84%	18.53%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	12.04%	11.76%
*	Inception date for Class 1: 10/7/19; Class 3: 10/7/19.

Individual holdings that detracted from the Portfolio’s relative performance included an underweight allocation to Nvidia Corp., whose shares advanced sharply during the period, as well as overweight allocations to Mettler-Toledo International, Inc. and Citigroup, Inc. Individual holdings that aided the Portfolio’s relative returns included overweight allocations to Facebook parent Meta Platforms, Inc., Class A Cadence Design Systems, Inc. and VMware, Inc., Class A.

The Portfolio’s research-based selection process focuses on three investment factors: quality, value and momentum. All three factors contributed to relative performance, led by momentum, followed by quality and value.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

529

Franklin Advisory Services, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1

[1]

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book and lower expected growth values. treaties. The Portfolio changed its Index because the new benchmark is more consistent with the new portfolio management team’s investment strategy and style.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1 shares posted a return of 5.35% for the 12-month period ended January 31, 2024, compared to a 6.08% return for the Russell 1000® Value Index.

U.S. equities posted a robust total return for the reporting period. Several prominent bank failures earlier in the period drove increased uncertainty among investors, but government intervention led to swift reorganizations and equities recovered from a brief decline. Technology-related stocks helped support the equity market amid cost-cutting efforts and investor optimism that artificial intelligence (AI) would lead to strong growth opportunities, particularly for the fast microchips that power new AI applications. Meanwhile, the economic outlook improved as inflation slowed and U.S. Treasury yields stabilized. To reduce inflation, the U.S. Federal Reserve (Fed) restricted monetary policy during the period, raising the federal funds target rate four times to a high of 5.25%-5.50%.

During the period, the Portfolio performed better than the benchmark in six of the 11 market sectors. The Portfolio’s relative results were hindered by stock selection in the financials, information technology and consumer discretionary sectors. Conversely, sectors that contributed the most to relative results included health care, real estate and communication services, driven largely by security selection.

SA Franklin Systematic U.S. Large Cap Value Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	5.35%	5.28%	5.18%
5-year	9.70%	9.52%	9.42%
10-year	10.77%	10.59%	10.49%
Since Inception	7.86%	8.97%	9.94%
*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

Individual holdings that weighed on the Portfolio’s relative performance included underweight allocations to Meta Platforms, Inc., Class A and Intel Corp., as well as an overweight to Regions Financial Corp.. Individual holdings that bolstered the Portfolio’s relative results included an underweight position in Pfizer Inc., as well as overweight allocations to Owens Corning and Netflix.

The Portfolio’s research-based selection process reflects a systematic process that seeks favorable exposure to quality, value, momentum, and ESG factors. Each of the four target-style factors contributed to the Portfolio’s relative performance for the period, led by the momentum and quality factors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

530

Franklin Advisers, Inc.

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Franklin Tactical Opportunities Portfolio — Class 3

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000® Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

[3]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 developed markets countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]

The Bloomberg U.S. Government/ Credit Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[5]	The Blended Index is comprised of 43% S&P 500® Index, 5% Russell 2000® Index, 22% MSCI EAFE Index (net) and 30% Bloomberg U.S. Government / Credit Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Franklin Tactical Opportunities Portfolio — Class 3 shares posted a return of 11.30% for the 12-month period ended January 31, 2024, compared to 20.82% for the S&P 500® Index, 2.40% for the Russell 2000® Index, 10.01% for the MSCI EAFE

SA Franklin Tactical Opportunities Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	11.63%	11.30%
5-year	7.28%	7.00%
10-year	N/A	N/A
Since Inception	6.17%	5.90%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.

Index (net), and 2.39% for the Bloomberg U.S. Government/Credit Bond Index. The blended benchmark of 43% S&P 500® Index / 5% Russell 2000® Index / 22% MSCI EAFE Index (net) / 30% Bloomberg U.S. Government/Credit Index returned 11.88%.

During the period, returns were generally positive across all sectors. Against this backdrop, the Portfolio posted positive returns but underperformed its blended benchmark for the period. Manager selection, the relative return between an underlying manager and its specific benchmark, detracted slightly from performance. Across the individual sleeves, manager selection results were mixed with the largest contribution coming from U.S. small cap equities followed by U.S. large cap growth equities. The U.S. large cap core and global dividend sleeves detracted.

The exchange-traded fund (ETF) style timing sleeve detracted from the Portfolio’s relative return. Towards the end of July, a portion of this sleeve’s allocation moved from high dividend and large cap core securities to small cap and large cap growth securities.

The Futures Overlay sleeve, which tactically allocates between equities and bonds also detracted during the year. The Portfolio held a short equity and long bond position for most of the year. It went to a neutral position in October before switching to a long equity and short bond position towards the end of the year.

On an absolute basis, equity returns were positive across all sleeves with the large cap growth sleeve having the largest positive returns. The core fixed income sleeve also posted positive returns for the year.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

531

SunAmerica Asset Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Global Index Allocation 60/40 Portfolio — Class 3

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000® Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 developed markets countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/ Credit Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 24 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

SA Global Index Allocation 60/40 Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	7.77%	7.58%
5-year	6.14%	5.90%
10-year	N/A	N/A
Since Inception	5.18%	4.93%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18.

[8]

The Blended Index is comprised of 23% S&P 500® Index, 5% S&P MidCap 400® Index, 2% Russell 2000® Index, 27% MSCI EAFE Index (net), 3% MSCI Emerging Markets Index (net), 20% Bloomberg U.S. Government / Credit Index and 20% Bloomberg U.S. Intermediate Government /Credit Bond Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Global Index Allocation 60/40 Portfolio — Class 3 shares posted a return of 7.58% for the 12-month period ended January 31, 2024, compared to a 8.85% return for the blended benchmark consisting of 23% S&P 500® Index, 27% MSCI EAFE Index (net), 3% MSCI Emerging Markets Index (net), 5% S&P Midcap 400® Index, 2% Russell 2000® Index, 20% Bloomberg U.S. Government/Credit Index, and 20% Bloomberg U.S. Government/Credit Intermediate Index. Within the blended benchmark, the S&P 500® Index returned 20.82%, the MSCI EAFE Index (net) returned 10.01%, the MSCI Emerging Markets Index (net) returned -2.94%, the S&P Midcap 400® Index returned 4.78%, the Russell 2000® Index returned 2.40%, the Bloomberg U.S. Government/Credit Index returned 2.39%, and the Bloomberg U.S. Government/Credit Intermediate Index returned 3.53%.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

During the period, the Portfolio underperformed its blended benchmark. The primary source of underperformance was manager contribution. Underlying index portfolios trailed their benchmarks in aggregate after fees, notably in domestic large-cap and international equities, detracting from performance. The Portfolio’s positioning in longer duration bonds and an overweight to U.S. mid-cap equities hampered performance. The Portfolio’s overweight to fixed income also detracted from returns. An underweight to international equities aided returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

532

SunAmerica Asset Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA Global Index Allocation 75/25 Portfolio — Class 3

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000® Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 developed markets countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/ Credit Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 24 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

SA Global Index Allocation 75/25 Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	8.85%	8.54%
5-year	7.13%	6.86%
10-year	N/A	N/A
Since Inception	5.85%	5.58%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18.

[8]

The Blended Index is comprised of 28% S&P 500® Index, 6% S&P MidCap 400® Index, 4% Russell 2000® Index, 32% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index (net), 12.5% Bloomberg U.S. Government / Credit Index and 12.5% Bloomberg U.S. Intermediate Government /Credit Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Global Index Allocation 75/25 Portfolio — Class 3 posted a return of 8.54% for the 12-month period ended January 31, 2024, compared to a 9.98% return for the blended benchmark consisting of 28% S&P® 500 Index, 32% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index (net), 6% S&P Midcap 400® Index, 4% Russell 2000® Index, 12.5% Bloomberg U.S. Government/Credit Index, and 12.5% Bloomberg U.S. Government/Credit Intermediate Index. Within the blended benchmark, the S&P 500® Index returned 20.82%, the MSCI EAFE Index (net) returned 10.01%, the MSCI Emerging Markets Index (net) returned -2.94%, the S&P Midcap 400® Index returned 4.78%, the Russell 2000® Index returned 2.40%, the Bloomberg U.S. Government/Credit Index returned 2.39%, and the Bloomberg U.S. Government/Credit Intermediate Index returned 3.53%.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

During the period, the Portfolio underperformed its blended benchmark. The primary source of underperformance was manager contribution. Underlying index portfolios trailed their benchmarks in aggregate after fees, notably in domestic large-cap and international equities, detracting from performance. The Portfolio’s positioning in longer duration bonds and an overweight to U.S. mid-cap equities hampered performance. The Portfolio’s overweight to fixed income also detracted from returns. An underweight to international equities aided returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

533

SunAmerica Asset Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA Global Index Allocation 90/10 Portfolio — Class 3

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000® Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 developed markets countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 24 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[8]

The Blended Index is comprised of 32% S&P 500® Index, 8% S&P MidCap 400 Index, 5% Russell 2000 Index, 40% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index (net), 5% Bloomberg U.S. Government / Credit Index and 5% Bloomberg U.S. Intermediate Government /Credit Index.

SA Global Index Allocation 90/10 Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	10.01%	9.75%
5-year	8.13%	7.85%
10-year	N/A	N/A
Since Inception	6.49%	6.22%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Global Index Allocation 90/10 Portfolio — Class 3 posted a return of 9.75% for the 12-month period ended January 31, 2024, compared to a 11.27% return for the blended benchmark consisting of 32% S&P 500® Index, 40% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index (net), 8% S&P Midcap 400® Index, 5% Russell 2000® Index, 5% Bloomberg U.S. Government/Credit Index, and 5% Bloomberg U.S. Government/Credit Intermediate Index. Within the blended benchmark, the S&P 500® Index returned 20.82%, the MSCI EAFE Index (net) returned 10.01%, the MSCI Emerging Markets Index (net) returned -2.94%, the S&P Midcap 400® Index returned 4.78%, the Russell 2000® Index returned 2.40%, the Bloomberg U.S. Government/Credit Index returned 2.39%, and the Bloomberg U.S. Government/Credit Intermediate Index returned 3.53%.

The Portfolio invests in equity and fixed income index underlying portfolios but actively manages its allocation to each underlying portfolio and between equities and fixed income.

During the period, the Portfolio underperformed its blended benchmark. The primary source of underperformance was manager contribution. Underlying index portfolios trailed their benchmarks in aggregate after fees, notably in domestic large-cap and international equities, detracting from performance. The Portfolio’s overweight to U.S. mid-cap equities hampered performance. An overweight to fixed income also detracted from returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

534

Goldman Sachs Asset Management International

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Goldman Sachs Global Bond Portfolio — Class 1

[1]

The JPMorgan Global Government Bond (unhedged) Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Goldman Sachs Global Bond Portfolio — Class 1 shares posted a return of -0.85% for the 12-month period ended January 31, 2024, compared to a -0.47% return for the JPMorgan Global Government Bond (unhedged) Index.

The Portfolio’s currency positioning was the main detractor. This was driven by the Portfolio’s allocation to the Singapore dollar. The Portfolio’s allocation to the U.S. dollar offset underperformance somewhat. Government/swaps selection was the main contributor to returns. This was driven by the Portfolio’s European asset swap spread position. The Portfolio’s European butterfly position also contributed to returns. Positive contributions from the Portfolio’s cross sector positioning were driven by holdings in corporate credit and collateralized loan obligations (CLOs). The Portfolio’s duration positioning also contributed over the period, primarily driven by a short-end United Kingdom rates position. Elsewhere, the Portfolio’s U.S. forward steepener position contributed as long-end U.S. rates climbed to a sixteen year high.

The Portfolio utilizes derivatives for the purposes of efficient portfolio management and to hedge undesired risks. For the period, the Portfolio’s use of currency forwards and interest rate swaptions negatively impacted performance, while the use of foreign exchange options, interest rate swaps, credit default swaps, and interest rate futures contributed positively to performance.

SA Goldman Sachs Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	-0.85%	-0.97%	-1.09%
5-year	-2.03%	-2.19%	-2.28%
10-year	-0.77%	-0.92%	-1.02%
Since Inception	3.60%	2.20%	1.96%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

535

Goldman Sachs Asset Management International

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000® Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 developed markets countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]	The Blended Index is comprised of 38.5% S&P 500® Index, 3.5% S&P MidCap 400® Index, 3.5% Russell 2000® Index, 24.5% MSCI EAFE Index (net) and 30% Bloomberg U.S. Government / Credit Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Goldman Sachs Multi-Asset Insights Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	11.22%	10.80%
5-year	7.08%	6.80%
10-year	N/A	N/A
Since Inception	5.78%	5.51%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.

The SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3 shares posted a return of 10.80% for the 12-month period ended January 31, 2024, compared to 20.82% for the S&P 500® Index, 4.78% for the S&P MidCap 400® Index, 2.40% for the Russell 2000® Index, 10.01% for the MSCI EAFE Index (net), and 2.39% for the Bloomberg U.S. Government/Credit Index. The blended benchmark of 38.5% S&P 500® Index / 3.5% S&P MidCap 400® Index / 3.5% Russell 2000® Index / 24.5% MSCI EAFE Index (net)/ 30% Bloomberg U.S. Government/Credit Index returned 11.34%.

The Portfolio’s strategic asset allocation detracted from performance. Underlying security selection contributed positively to performance. Medium-term dynamic positioning contributed slightly positively.

Within equities, off-benchmark exposures to emerging market equities and U.S. real estate securities were negative while the Portfolio’s allocation to global infrastructure stocks was positive. The Portfolio’s allocations to U.S. all-cap equities and international large cap equities were positive to performance. Within fixed income, exposure to 10-year U.S. Treasuries detracted from performance as yields rose during the period. However, investment grade credit exposure added to performance.

Within U.S. all-cap equities and international large cap equities, stock selection contributed to returns while sector selection detracted. Within the investment themes, sentiment analysis contributed the most followed by high quality business models. Fundamental mispricings and themes and trends also contributed positively. Holdings in the financials and consumer staples sectors contributed the most. Holdings in the health care and energy sectors detracted the most. The largest contributor was an overweight position in Dell Technologies Inc. while the largest detractor was an underweight position in Apple Inc.

The Portfolio utilizes derivatives for efficient portfolio management. Within fixed income, the Portfolio’s use of Treasury futures detracted from performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

536

SunAmerica Asset Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Index Allocation 60/40 Portfolio — Class 3

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000® Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 developed markets countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/ Credit Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have remaining maturity of greater than one year and less than ten years.

[7]

The Blended Index is comprised of 40% S&P 500® Index, 5% S&P MidCap 400 Index, 5% Russell 2000 Index, 10% MSCI EAFE Index (net), 20% Bloomberg Barclays U.S. Government /Credit Index and 20% Bloomberg Barclays U.S. Intermediate Government /Credit Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an

SA Index Allocation 60/40 Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	10.02%	9.69%
5-year	7.67%	7.40%
10-year	N/A	N/A
Since Inception	7.16%	6.89%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Index Allocation 60/40 Portfolio — Class 3 posted a return of 9.69% for the 12-month period ended January 31, 2024, compared to a 10.80% return for the blended benchmark consisting of 40% S&P 500® Index, 10% MSCI EAFE Index (net), 5% S&P Midcap 400® Index, 5% Russell 2000® Index, 20% Bloomberg U.S. Government/Credit Index, and 20% Bloomberg U.S. Government/Credit Intermediate Index. Within the blended benchmark, the S&P 500® Index returned 20.82%, the MSCI EAFE Index (net) returned 10.01%, the S&P Midcap 400® Index returned 4.78%, the Russell 2000® Index returned 2.40%, the Bloomberg U.S. Government/Credit Index returned 2.39%, and the Bloomberg U.S. Government/Credit Intermediate Index returned 3.53%.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

During the period, the Portfolio underperformed its blended benchmark. The primary source of underperformance was manager contribution. Underlying index portfolios trailed their benchmarks in aggregate after fees, notably in domestic large-cap and international equities, detracting from performance. A longer duration positioning within fixed income and an overweight to U.S. mid-cap equities also hampered performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

537

SunAmerica Asset Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA Index Allocation 80/20 Portfolio — Class 3

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index represents the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 developed markets countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/Credit Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have remaining maturity of greater than one year and less than ten years.

[7]

The Blended Index is comprised of 50% S&P 500® Index, 10% S&P MidCap 400® Index, 5% Russell 2000® Index, 15% MSCI EAFE Index (net), 10% Bloomberg U.S. Government /Credit Index and 10% Bloomberg U.S. Intermediate Government /Credit Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Index Allocation 80/20 Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	12.16%	11.86%
5-year	9.53%	9.27%
10-year	N/A	N/A
Since Inception	8.83%	8.55%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

The SA Index Allocation 80/20 Portfolio — Class 3 posted a return of 11.86% for the 12-month period ended January 31, 2024, compared to a 13.04% return for the blended benchmark consisting of 50% S&P 500® Index, 15% MSCI EAFE Index (net), 10% S&P Midcap 400® Index, 5% Russell 2000® Index, 10% Bloomberg U.S. Government/Credit Index, and 10% Bloomberg U.S. Government/Credit Intermediate Index. Within the blended benchmark, the S&P 500® Index returned 20.82%, the MSCI EAFE Index (net) returned 10.01%, the S&P Midcap 400® Index returned 4.78%, the Russell 2000® Index returned 2.40%, the Bloomberg U.S. Government/Credit Index returned 2.39%, and the Bloomberg U.S. Government/Credit Intermediate Index returned 3.53%.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

During the period, the Portfolio underperformed its blended benchmark. The primary source of underperformance was manager contribution. Underlying equity index portfolios trailed their benchmarks in aggregate after fees, notably in domestic large-cap and international equities, detracting from performance. An overweight to fixed income also detracted from returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

538

SunAmerica Asset Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA Index Allocation 90/10 Portfolio — Class 3

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000® Index represents the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 developed markets countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/Credit Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have remaining maturity of greater than one year and less than ten years.

[7]

The Blended Index is comprised of 55% S&P 500® Index, 10% S&P MidCap 400 Index, 5% Russell 2000 Index, 20% MSCI EAFE Index (net), 5% Bloomberg Barclays U.S. Government /Credit Index and 5% Bloomberg Barclays U.S. Intermediate Government /Credit Index.

SA Index Allocation 90/10 Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	13.28%	12.98%
5-year	10.35%	10.06%
10-year	N/A	N/A
Since Inception	9.57%	9.30%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Index Allocation 90/10 Portfolio — Class 3 posted a return of 12.98% for the 12-month period ended January 31, 2024, compared to a 14.28% return for the blended benchmark consisting of 55% S&P 500® Index, 20% MSCI EAFE Index (net), 10% S&P Midcap 400® Index, 5% Russell 2000® Index, 5% Bloomberg U.S. Government/Credit Index, and 5% Bloomberg U.S. Government/Credit Intermediate Index. Within the blended benchmark, the S&P 500® Index returned 20.82%, the MSCI EAFE Index (net) returned 10.01%, the S&P Midcap 400® Index returned 4.78%, the Russell 2000® Index returned 2.40%, the Bloomberg U.S. Government/Credit Index returned 2.39%, and the Bloomberg U.S. Government/Credit Intermediate Index returned 3.53%.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

During the period, the Portfolio underperformed its blended benchmark. The primary source of underperformance was manager contribution. Underlying equity index portfolios trailed their benchmarks in aggregate after fees, notably in domestic large-cap and international equities, detracting from performance. The Portfolio’s overweight to fixed income also detracted from returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

539

SunAmerica Asset Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA International Index Portfolio — Class 1

[1]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA International Index Portfolio — Class 1 shares posted a return of 7.98% for the 12-month period ended January 31, 2024, compared to a 10.01% return for the MSCI EAFE Index (net).

The Portfolio is passively managed to match the MSCI EAFE Index (net) before expenses.

During the period, domestic and international stock markets gained, as the Russell 1000® Index, S&P 500® Index, MSCI World Index (net), MSCI ACWI ex USA Index (net) and MSCI EAFE Index (net) returned 20.23%, 20.82%, 16.99%, 5.88% and 10.01%, respectively.

With respect to sector performance among the MSCI EAFE Index (net) constituents, the information technology, industrials, and consumer discretionary sectors were top contributors, while performance in the real estate, consumer staples and materials sectors detracted the most.

In terms of contribution, Novo Nordisk A/S, Class B (Denmark), ASML Holding NV (Netherlands), Toyota Motor Corp. (Japan), SAP SE (Germany), and Novartis AG (Switzerland) were top performers during the period.

At the other end of the spectrum, AIA Group, Ltd. (Hong Kong), Bayer AG (Germany), Anglo American PLC (United Kingdom), Hong Kong Exchanges & Clearing Ltd., (Hong Kong) and Prudential PLC (United Kingdom) were principal detractors.

SA International Index Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	7.98%	7.83%
5-year	6.26%	6.00%
10-year	N/A	N/A
Since Inception	5.62%	5.36%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

540

Invesco Advisers, Inc.

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Invesco Growth Opportunities Portfolio — Class 1

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Invesco Growth Opportunities Portfolio — Class 1 shares posted a return of 3.01% for the 12-month period ended January 31, 2024, compared to a 4.46% return for the Russell 2000® Growth Index.

Stock selection largely drove the Portfolio’s underperformance during the period. Specifically, stock selection in the information technology, consumer discretionary, consumer staples, communication services, and financials sectors detracted the most from relative results. Conversely, stock selection within the industrials, materials, and energy sectors were the leading contributors to relative performance. An underweight allocation in the utilities sector and the Portfolio’s cash position were also noteworthy contributors to relative results during the period. At a stock level, Wingstop, Inc., Manhattan Associates, Inc., and Construction Partners, Inc., Class A were the top absolute contributors to Portfolio performance. Leading detractors from absolute performance included Impinj, Inc., Revance Therapeutics, Inc., and National Vision Holdings, Inc.

SA Invesco Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	3.01%	2.59%	2.56%
5-year	6.63%	6.48%	6.40%
10-year	7.16%	7.00%	6.91%
Since Inception	3.48%	5.58%	9.04%
*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

541

Janus Investors US LLC

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Janus Focused Growth Portfolio — Class 1

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Janus Focused Growth Portfolio — Class 1 shares posted a return of 33.28% for the 12-month period ended January 31, 2024, compared to a 34.99% return for the Russell 1000® Growth Index.

Stock selection in health care and overweight positions in financials and real estate hurt relative performance. Conversely, stock selection in communication services and an underweight in consumer staples contributed to relative performance. Stocks linked to AI were among the period’s best performers, including one of the Portfolio’s top relative contributors, Meta Platforms, Inc. Advanced Micro Devices, Inc. was also among the top relative contributors. The largest relative detractors during the period included Illumina, Inc., a leader in advanced tools used for genetic sequencing and Deere & Co., an agricultural equipment manufacturer.

SA Janus Focused Growth Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	33.28%	33.06%	32.86%
5-year	15.51%	15.34%	15.21%
10-year	12.67%	12.50%	12.38%
Since Inception	8.53%	9.14%	10.15%
*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

542

J.P. Morgan Investment Management Inc.

COMPARISONS: PORTFOLIOS VS. INDEXES

SA JPMorgan Diversified Balanced Portfolio — Class 1

[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Bloomberg U.S. Government/ Credit Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[3]	The Blended Index is comprised of 60% MSCI World Index (net) and 40% Bloomberg U.S. Government / Credit Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA JPMorgan Diversified Balanced Portfolio — Class 1 shares posted a return of 9.81% for the 12-month period ended January 31, 2024, compared to 16.99% for the MSCI World Index (net), 2.39% for the Bloomberg U.S. Government/Credit Index and 11.03% for 60% MSCI World Index (net) / 40% Bloomberg U.S. Government/Credit Index blended benchmark.

Asset allocation decisions detracted from performance over the period. Within equities, positioning in international equities detracted from performance, while positioning in U.S. equities contributed to performance. Within fixed income, tactical positions in U.S. and international fixed income detracted.

Security selection decisions contributed positively to performance over the period. Within equities, security selection within global equities and U.S. core equities contributed positively to performance. Within fixed income, security selection within core plus fixed income detracted from performance.

SA JPMorgan Diversified Balanced Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	9.81%	9.67%	9.57%
5-year	6.89%	6.73%	6.62%
10-year	6.60%	6.44%	6.34%
Since Inception	6.28%	5.13%	6.29%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

The Portfolio uses derivatives for efficient portfolio management. Overall, the Portfolio’s use of domestic interest rate futures detracted from performance over the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

543

J.P. Morgan Investment Management Inc.

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA JPMorgan Emerging Markets Portfolio — Class 1

[1]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 24 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA JPMorgan Emerging Markets Portfolio — Class 1 shares posted a return of -2.03% for the 12-month period ended January 31, 2024, compared to a -2.94% return for the MSCI Emerging Markets Index (net).

The Portfolio outperformed the benchmark over the year. Stock selection contributed while country allocation detracted from relative returns. Stock selection in Taiwan was a leading contributor to relative performance. Most notably, the Portfolio’s exposure to Wistron Corp., a technical service provider, contributed during the period. The stock rose 71.9% (in USD terms). The Portfolio’s overweight position as well as stock selection in Brazil aided returns, specifically led by exposure to Petroleo Brasileiro SA, a corporation that operates in the oil, natural gas and energy industry. The stock rose 94.7% (in USD terms) during the period.

On the downside, stock selection in India was a leading detractor from relative performance. The Portfolio’s overweight exposure to HDFC Bank., Ltd. ADR hurt performance as the stock fell 11.3% (in USD terms) during the period. The Portfolio’s overweight exposure to China impacted performance, offsetting the positive contribution from stock selection, as the market fell 28.9% (in USD terms) during the period. Exposure to JD.com, Inc., Class A detracted as the stock fell 61.9% (in USD terms).

The Portfolio uses derivatives for efficient portfolio management. Overall, the Portfolio’s use of equity futures contributed positively to performance over the period.

SA JPMorgan Emerging Markets Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	-2.03%	-2.21%	-2.33%
5-year	0.65%	0.50%	0.42%
10-year	2.30%	2.15%	2.05%
Since Inception	3.96%	6.28%	7.20%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

544

J.P. Morgan Investment Management Inc.

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA JPMorgan Equity-Income Portfolio — Class 1

[1]

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA JPMorgan Equity-Income Portfolio — Class 1 shares posted a return of 1.99% for the 12-month period ended January 31, 2024, compared to a 6.08% return for the Russell 1000® Value Index.

For the year ended on January 31, 2024, the Portfolio underperformed its benchmark. An underweight to the communication services sector and stock selection in the industrials sector detracted from performance. On the other hand, strong stock selection in the consumer staples and health care sectors contributed to performance. Not owning Meta and Berkshire Hathaway were the top detractors for the period. Stock selection within the financial sector also weighed on performance. JP Morgan Chase, which cannot be held in the Portfolio due to regulatory reasons, was one of the primary drivers of relative weakness. Alternatively, positions in Microsoft Corp. and Eli Lilly & Co. served as top contributors to performance for the period.

SA JPMorgan Equity-Income Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	1.99%	1.83%	1.71%
5-year	9.85%	9.68%	9.57%
10-year	9.93%	9.76%	9.66%
Since Inception	8.95%	6.57%	8.51%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

545

J.P. Morgan Investment Management Inc.

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA JPMorgan Global Equities Portfolio — Class 1

[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA JPMorgan Global Equities Portfolio — Class 1 shares posted a return of 18.05% for the 12-month period ended January 31, 2024, compared to a 16.99% return for the MSCI World Index (net).

Over the year, smaller and mid cap stocks underperformed larger counterparts with the MSCI World SMID Cap Index (net) seeing smaller gains compared to the MSCI World Index (net). The style backdrop was favorable for Portfolio performance, with companies exhibiting combined value, quality and momentum characteristics performing positively for the period. Momentum stocks led the most in relative gains followed by value and quality.

Stock selection in the information technology, communication services and health care sectors showed the strongest contributions. Stock selection in the consumer discretionary sector and an overweight allocation to the energy sector detracted from relative returns. At the regional level, stock selection in North America and Japan contributed to performance, while stock selection in the United Kingdom and Europe ex United Kingdom detracted from relative returns.

SA JPMorgan Global Equities Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	18.05%	17.90%	17.84%
5-year	9.76%	9.60%	9.50%
10-year	7.98%	7.82%	7.70%
Since Inception	6.79%	5.87%	8.05%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

546

J.P. Morgan Investment Management Inc.

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA JPMorgan Large Cap Core Portfolio — Class 1

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

[2]

Effective July 5, 2023, the Portfolio changed its index to the S&P 500® Index. The S&P 500 tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Portfolio changed Its Index its Index because the new benchmark is more consistent with the new portfolio management team’s investment strategy and style.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA JPMorgan Large Cap Core Portfolio — Class 1 shares posted a return of 22.35% for the 12-month period ended January 31, 2024.

Effective July 5, 2023, the Portfolio changed subadvisor from Invesco Advisers, Inc. to J.P. Morgan Investment Management Inc. and changed benchmark from the Russell 1000® Index to the S&P 500® Index.

For the period from February 1, 2023, to July 4, 2023, the Portfolio managed by Invesco Advisers, Inc. posted a return of 11.15% compared to a 9.52% return for the Russell 1000® Index.

The Portfolio’s outperformance relative to the Russell 1000® Index was primarily due to stock selection, led by names in the health care and communication services sectors, while weaker stock selection in the consumer discretionary and information technology sectors partially offset these results. The top individual contributors to relative performance were led by Meta Platforms, Inc., Advanced Micro Devices, Inc. and Tenet Healthcare Corp..

SA JPMorgan Large Cap Core Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	22.35%	22.15%	21.99%
5-year	12.63%	12.47%	12.35%
10-year	10.80%	10.64%	10.52%
Since Inception	8.53%	7.50%	9.47%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

Conversely, NVIDIA Corp. and Tesla, Inc. (due to being underweight) along with Equitable Holdings, Inc. served as the top individual detractors to relative performance. Sector allocation was a modest detractor to relative performance but there were no significant under or overweight sector exposures.

For the period from July 5, 2023, to January 31, 2024, the Portfolio managed by J.P. Morgan Investment Management Inc. posted a return of 10.07% compared to a 9.72% return for the S&P 500® Index.

Holdings within the autos & transportation, insurance and pharma/medical technology sectors contributed to performance, while holdings within the utilities, retail and commodities sectors detracted from performance. At the security level, overweight positions in Progressive Corp. and Regeneron Pharmaceuticals, Inc. and an underweight in Tesla, Inc. contributed to performance, while overweight positions in NextEra Energy, Inc. and Baker Hughes Co. and an underweight in Eli Lilly & Co. detracted from performance. As of January 31, 2024, the Portfolio’s largest overweight exposures are in the big banks & brokers and pharma/medical technology sectors. The largest underweight exposures are in the consumer staples and semiconductors & hardware sectors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

547

J.P. Morgan Investment Management Inc.

Massachusetts Financial Services Company

COMPARISONS: PORTFOLIOS VS. INDEXES

SA JPMorgan MFS Core Bond Portfolio — Class 1

[1]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA JPMorgan MFS Core Bond Portfolio — Class 1 shares posted a return of 2.88% for the 12-month period ended January 31, 2024, compared to a 2.10% return for the Bloomberg U.S. Aggregate Bond Index.

The Portfolio component managed by J.P. Morgan Investment Management Inc. outperformed the Bloomberg U.S. Aggregate Bond Index during the period. The Portfolio’s agency mortgage-backed securities (MBS) outperformed mortgages in the benchmark. Security selection within specified pools, agency collateralized mortgage obligations, and agency commercial MBS, was among the primary drivers of returns during the period. Within the securitized credit sectors, the Portfolio’s overweight and security selection was positive. The Portfolio’s underweight to corporates was negative to performance; however, this was offset by positive security selection in the sector over the period.

U.S. Treasury rates moved higher across the curve during the fiscal period: 2-year yields increased by a basis point to 4.21%, 10-year yields increased by 41 basis points to 3.91%, and 30-year yields increased 53 basis points to 4.17%. The Portfolio’s duration and yield curve positioning were net negative for performance, as the Portfolio was largely overweight the 5+ year portion of the curve and maintained a neutral-to-longer duration posture versus the benchmark.

SA JPMorgan MFS Core Bond Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	2.88%	2.72%	2.64%
5-year	1.44%	1.30%	1.19%
10-year	1.86%	1.72%	1.61%
Since Inception	5.30%	4.55%	5.04%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

The Portfolio component managed by Massachusetts Financial Services Company outperformed the Bloomberg U.S. Aggregate Bond Index during the period. Allocation decisions were a primary factor that contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index, while security selection was a material contributor as well, but to a lesser degree. Corporate bonds were the main contributor to the Portfolio’s outperformance for the period. An overweight in corporate bonds, and down-in-quality bias within the sector (including the use of high-yield bonds), and security selection contributed to relative return, particularly within industrials and financials. The Portfolio’s exposure to collateralized loan obligations (CLO), which are not included in the benchmark, and underweight positions in Treasuries and agency mortgage-backed securities further supported relative returns. Conversely, the Portfolio’s yield curve positioning detracted from relative results. The Portfolio used interest rate futures during the period. In isolation, interest rate futures detracted from absolute returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

548

J.P. Morgan Investment Management Inc.

COMPARISONS: PORTFOLIOS VS. INDEXES

SA JPMorgan Mid-Cap Growth Portfolio — Class 1

[1]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA JPMorgan Mid-Cap Growth Portfolio — Class 1 shares posted a return of 14.56% for the 12-month period ended January 31, 2024, compared to a 15.14% return for the Russell Midcap® Growth Index.

The Portfolio underperformed the Index for the fiscal year. Sector positioning was the primary driver of underperformance. Stock selection in the financials and industrials sectors detracted. Stock selection in the consumer discretionary and technology sectors contributed. Overweight positions in SolarEdge Technologies, Inc. and First Republic Bank were the top detractors from performance for the year. The Portfolio’s positions in both SolarEdge Technologies, Inc. and First Republic Bank were eliminated during the period.

An overweight position in Palo Alto Networks, Inc. and an underweight position in Enphase Energy, Inc. were the top contributors to performance.

As of January 31, 2024, the Portfolio’s largest overweight exposures are in the health care and consumer discretionary sectors. The largest underweight exposures are in the consumer staples and real estate sectors.

SA JPMorgan Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	14.56%	14.34%	14.20%
5-year	13.13%	12.95%	12.83%
10-year	11.45%	11.28%	11.16%
Since Inception	7.90%	6.36%	10.82%
*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

549

SunAmerica Asset Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Large Cap Growth Index Portfolio — Class 1

[1]

The S&P 500® Growth Index measures the performance of large-cap U.S. dollar-denominated U.S. equities as determined using three factors: sales growth, the ratios of earnings change to price and momentum.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Large Cap Growth Index Portfolio — Class 1 shares posted a return of 25.99% for the 12-month period ended January 31, 2024, compared to a 26.67% return for the S&P 500® Growth Index.

The Portfolio is passively managed to match the S&P 500® Growth Index before expenses.

During the period, U.S. equities gained, as growth outperformed value in the large-, mid-, and small-cap categories. Within the S&P 500® Growth Index, the information technology, business services and consumer non-cyclicals sectors returned 56.08%, 20.03%, and 15.48%, respectively. The utilities, non-energy materials and energy sectors underperformed the 26.67% return generated by the S&P 500® Growth Index.

Examples of top-contributing Index holdings during the period included NVIDIA Corporation, Microsoft Corporation, Apple Inc., Alphabet Inc. Class A, and Amazon.com, Inc. Portfolio laggards included Pfizer Inc., Exxon Mobil Corporation, Bristol-Myers Squibb Company, Chevron Corporation, and Moderna, Inc.

SA Large Cap Growth Index Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	25.99%	25.70%
5-year	14.70%	14.42%
10-year	N/A	N/A
Since Inception	13.45%	13.17%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

550

SunAmerica Asset Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA Large Cap Index Portfolio — Class 1

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Large Cap Index Portfolio — Class 1 shares posted a return of 20.44% for the 12-month period ended January 31, 2024, compared to a 20.82% return for the S&P 500® Index.

The Portfolio is passively managed to match the S&P 500® Index before expenses.

For the period, domestic stocks were up as most major indices posted gains as the S&P 500®, Russell Midcap®, NASDAQ Composite and Russell 2000® Indices returned 20.82%, 6.70%, 31.99%, 2.40%, respectively.

Within the S&P 500® Index, the information technology, business services and consumer non-cyclicals were the top-performing sectors during the period, returning 54.61%, 18.63%, and 14.21%, respectively. The non-energy materials, energy and utilities sectors were the principal laggards, returning -1.54%, -4.39%, and -8.04%, respectively.

In terms of individual contributors, Microsoft Corp., NVIDIA Corp., Apple Inc., Meta Platforms, Inc., Class A, and Amazon.com, Inc. were the most additive holdings during the period. At the other end of the spectrum, Estee Lauder Cos., Inc., Class A, Chevron Corp., Bristol-Myers Squibb Co., Exxon Mobil Corp. and Pfizer, Inc. detracted the most from performance.

SA Large Cap Index Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	20.44%	20.15%
5-year	13.94%	13.66%
10-year	12.21%	N/A
Since Inception	7.30%	11.98%
*	Inception date for Class 1: 12/14/98; Class 3: 10/6/17

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

551

SunAmerica Asset Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA Large Cap Value Index Portfolio — Class 1

[1]	The S&P 500® Value Index measures the performance of large-cap U.S. dollar-denominated U.S. equities as determined using three factors: the ratios of book value, earnings and sales to price.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Large Cap Value Index Portfolio — Class 1 shares posted a return of 14.15% for the 12-month period ended January 31, 2024, compared to a 14.57% return for the S&P 500® Value Index.

The Portfolio is passively managed to match the S&P 500® Value Index before expenses.

During the period, the market was up as the S&P 500® Index, Russell 1000® Index, Russell Midcap® Index, NASDAQ Composite Index, and Russell 2000® Index gained 20.82%, 20.23%, 6.70%, 31.99%, and 2.40%, respectively.

Within the S&P 500® Value Index, information technology, business services, and consumer non-cyclicals were the top-performing sectors. On the other hand, the non-energy materials, consumer cyclicals, and utilities sectors were the principal detractors during the period.

Among individual holdings, Microsoft Corp., Meta Platforms, Inc., Class A, Amazon.com, Inc., Berkshire Hathaway, Inc., Class B, and Salesforce, Inc. were among the top contributors during the period.

At the other end of the spectrum, Intel Corp., Walt Disney Co., United Parcel Service, Inc., Class B, NextEra Energy, Inc., First Republic Bank and Estee Lauder Cos., Inc., Class A detracted the most from performance.

SA Large Cap Value Index Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	14.15%	13.93%
5-year	11.99%	11.72%
10-year	N/A	N/A
Since Inception	10.71%	10.44%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

552

Massachusetts Financial Services Company

COMPARISONS: PORTFOLIOS VS. INDEXES

SA MFS Blue Chip Growth Portfolio — Class 1

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA MFS Blue Chip Growth — Class 1 shares posted a return of 34.36% for the 12-month period ended January 31, 2024, compared to a 34.99% return for the Russell 1000 Growth® Index.

Stock selection within the information technology sector detracted from performance relative to the Russell 1000® Growth Index. Within this sector, an underweight position in computer graphics processor maker NVIDIA Corp. and semiconductor company Broadcom, Inc. weakened relative results. Additionally, an overweight position in energy management technology company Enphase, Inc. Enphase Energy, Inc. and not holding shares of semiconductor company Advanced Micro Devices, Inc. dampened relative performance. Stock selection in the health care sector also hindered relative results. Within this sector, the Portfolio’s overweight positions in global health services provider Cigna Group and provider of advanced analytics, technology solutions, and clinical research services to the life sciences industry IQVIA Holdings, Inc. and an underweight position in pharmaceutical company Eli Lilly & Co. weakened relative performance. Elsewhere, holding shares of multinational food processing and commodities trading corporation Archer-Daniels-Midland Co. and chemicals company Chemours Co. held back relative results. In addition, an overweight position in real estate investment trust SBA Communications Corp. further detracted from relative performance.

SA MFS Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	34.36%	34.08%	34.01%
5-year	15.75%	15.57%	15.46%
10-year	13.34%	13.17%	13.05%
Since Inception	5.63%	7.20%	9.69%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

Stock selection and, to a lesser extent, an overweight position in the communication services sector contributed to relative performance. Stock selection in both the energy and utilities sectors also benefited relative results. Within the utilities sector, the Portfolio’s overweight position in electric utilities company Vistra Corp. helped relative performance. An underweight position in the industrials sector supported relative returns. Here, not holding shares of agricultural, construction and forestry equipment manufacturer Deere & Co. and aerospace and defense company Lockheed Martin Corp. buoyed relative results. Stock selection in the consumer discretionary sector also contributed to relative performance, led by an underweight position in electric vehicle manufacturer Tesla, Inc. Stocks in other sectors that benefited relative returns included the Portfolio’s overweight positions in network security solutions provider Palo Alto Networks, Inc., semiconductor company Lam Research Corp., alternative asset management company Apollo Global Management, Inc. and software company Adobe, Inc. Additionally, an underweight position in managed healthcare company UnitedHealth Group, Inc. and not holding shares of beverage maker Coca-Cola Co. further aided relative returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

553

Massachusetts Financial Services Company

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA MFS Massachusetts Investors Trust Portfolio — Class 1

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA MFS Massachusetts Investors Trust Portfolio — Class 1 shares posted a return of 14.72% for the 12-month period ended January 31, 2024, compared to a 20.82% return for the S&P 500® Index.

A combination of security selection and an underweight allocation to the information technology sector weakened performance relative to the S&P 500® Index led by the Portfolio’s underweight positions in computer graphics processor maker NVIDIA Corp. and computer and personal electronics maker Apple, Inc. Additionally, not owning shares of broadband communications and networking services company Broadcom further harmed relative returns. Stock selection in the communication services sector also held back relative performance. Within this sector not owning shares of social networking service provider Meta Platforms, Inc. weighed on relative results. A combination of security selection and an overweight allocation to the consumer staples sector negatively impacted relative returns led by overweight positions in shares of merchandise store operator Dollar General Corp. and retail giant Target Corp. The Portfolio’s holding of wine and alcoholic beverage producer Pernod Ricard further weakened relative returns. Elsewhere, the Portfolio’s overweight holdings of building controls and systems supplier Johnson Controls International PLC, oil and gas company ConocoPhillips and broadcast and communication tower management firm American Tower Corp. held back relative performance.

MFS Massachusetts Investors Trust Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	14.72%	14.59%	14.51%
5-year	12.32%	12.14%	12.05%
10-year	10.95%	10.78%	10.67%
Since Inception	8.59%	7.78%	9.80%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

An underweight allocation to the utilities sector contributed to relative performance. Stock selection within the health care sector also aided relative returns. Within this sector, the Portfolio’s overweight holding of pharmaceutical company Eli Lilly & Co., and avoiding poor-performing health insurance and Medicare/Medicaid provider UnitedHealth Group, Inc. and global pharmaceutical company Bristol-Myers Squibb Co. boosted relative results. Stocks in other sectors that further aided relative performance included overweight positions in software giant Microsoft Corp., technology company Alphabet, Inc., software company Adobe, Inc., customer information software manager Salesforce and engineered solutions provider for the aerospace and transportation industries Howmet Aerospace, Inc. Additionally, not owning shares of poor-performing integrated energy company Chevron Corp. and diversified entertainment company Walt Disney Co. added to relative results.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

554

Massachusetts Financial Services Company

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA MFS Total Return Portfolio — Class 1

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index consists of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA MFS Total Return Portfolio — Class 1 shares posted a return of 5.04% for the 12-month period ended January 31, 2024, compared to a 20.82% return for the S&P 500® Index and a 2.10% return for the Bloomberg U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index returned 13.07%.

Within the equity portion of the Portfolio, an underweight position and stock selection within the information technology sector detracted from performance relative to the S&P 500® Index. Within this sector, not owning shares of strong performing computer graphics processor maker NVIDIA Corp. and an underweight position in software giant Microsoft Corp. weakened relative results. Stock selection and an overweight allocation to the financials sector also hindered relative results, led by overweight positions in financial services provider Charles Schwab Corp. and banking services firm Truist Financial Corp. Security selection in both the health care and communication services sectors dampened relative performance. Within the health

SA MFS Total Return Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	5.04%	4.84%	4.83%
5-year	7.14%	6.97%	6.87%
10-year	6.55%	6.39%	6.29%
Since Inception	7.78%	5.97%	6.64%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

care sector, holdings of crop science and pharmaceuticals company Bayer AG and an overweight position in pharmaceutical giant Pfizer, Inc. held back relative returns. Within the communication services sector, not owning shares of social networking service provider Meta Platforms, Inc. hampered relative results.

Elsewhere, overweight positions in building controls and systems supplier Johnson Controls International PLC, vehicle components manufacturer Aptiv and not owning shares of internet retailer Amazon.com, Inc. further weakened relative results. Within the fixed income portion of the Portfolio, the yield curve positioning weakened relative performance.

Within the equity portion of the Portfolio, an underweight position to the real estate sector contributed to performance relative to the S&P 500® Index. Stock selection within the industrials section also benefited relative results, led by overweight positions in leading diversified industrial manufacturer Eaton Corp. PLC and engineering firm Ingersoll Rand, Inc. Elsewhere, not owning shares of poor-performing integrated oil and gas company Exxon Mobil Corp., health insurance and Medicare/Medicaid provider UnitedHealth Group, Inc., global pharmaceutical company Bristol-Myers Squibb Co., diversified entertainment company Walt Disney Co. and athletic shoes and apparel manufacturer NIKE, Inc. aided relative returns. Additionally, overweight positions in semiconductor company Intel and exchange operator Cboe Global Markets, Inc. and an underweight position in integrated energy company Chevron Corp. further bolstered relative returns. Within the fixed income portion of the Portfolio, an underweight allocation to Treasuries, which funded overweights in credit, contributed to relative performance. Off-benchmark exposure to collateralized loan obligations (CLO) boosted relative return, as did the Portfolio’s overweight to corporate bonds. Specifically, security selection within “A” and “BBB” rated industrials and financials, and a down-in-quality bias in industrials all contributed to relative performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

555

SunAmerica Asset Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Mid Cap Index Portfolio — Class 1

[1]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Mid Cap Index Portfolio — Class 1 shares posted a return of 4.33% for the 12-month period ended January 31, 2024, compared to a 4.78% return for the S&P MidCap 400® Index.

The Portfolio is passively managed to match the S&P MidCap 400® Index before expenses.

The market environment for the period was positive and most domestic stock indices posted positive returns. The S&P MidCap 400® Index advanced 4.78%. During the period, large-cap stocks outperformed small-cap stocks, and growth outperformed value in the large-, small-, and mid-cap companies.

With respect to individual holdings, top contributors to performance included Super Micro Computer, Inc., Builders FirstSource, Inc., Deckers Outdoor Corp., Manhattan Associates, Inc., and Jabil, Inc.

Portfolio laggards included First Horizon Corp., Wolfspeed, Inc. Medical Properties Trust, Inc., Alcoa Corp., and Darling Ingredients, Inc.

SA Mid Cap Index Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	4.33%	4.08%
5-year	9.52%	9.24%
10-year	N/A	N/A
Since Inception	8.33%	8.05%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

556

Morgan Stanley Investment Management Inc.

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Morgan Stanley International Equities Portfolio — Class 1

[1]

The MSCI EAFE Index (net) measures the performance of companies representative of the market structure of 21 developed markets countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Morgan Stanley International Equities — Class 1 shares posted a return of 5.11% for the 12-month period ended January 31, 2024, compared to a 10.01% return for the MSCI EAFE Index (net).

The Index finished the period up 10.01%. During the period, information technology led, helped by its exposure to the artificial intelligence euphoria, the sector returned a remarkable +28% in the year. Industrials and consumer discretionary were the only other sectors to outperform the Index, finishing up 18% and 11%, respectively.

Geographically, the MSCI EAFE Index (net) was behind the U.S. (+21%) for the year. Japan was strong (+19%) and well ahead of its Asian peers; Singapore (-6%) and Hong Kong (-26%). In Europe, Denmark (+36%), Italy (+21%) and Ireland (+16%) were the top performers. France (+9%), Germany (+8%), and the United Kingdom (+6%) were all behind the Index during the period.

The Portfolio’s underperformance was due mainly to stock selection, driven by weakness in the financials and industrials sectors. Whilst not enough to compensate, the Portfolio did benefit from relative strength in the communication services and information technology sectors. Conversely, sector allocation was positive due to the overweight to the information technology sector which more than offset the drag from the overweight to the consumer staples sector. The Portfolio remains overweight to defensive sectors versus the Index.

SA Morgan Stanley International Equities Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	5.11%	4.95%	4.86%
5-year	5.68%	5.51%	5.41%
10-year	3.46%	3.30%	3.21%
Since Inception	3.57%	3.51%	5.63%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

557

Pacific Investment Management Company LLC (“PIMCO”)

COMPARISONS: PORTFOLIOS VS. INDEXES

SA PIMCO RAE International Value Portfolio — Class 2

[1]

The MSCI EAFE Value Index (net) is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA PIMCO RAE International Value Portfolio — Class 2 shares posted a return of 8.10% for the 12-month period ended January 31, 2024, compared to a 10.35% return for the MSCI EAFE Value Index (net).

International equity markets rallied over the period, led by cyclical sectors of the market like consumer discretionary and industrials. In international equity markets, the value style outperformed growth by just under 1% over the period.

Security selection in the consumer discretionary sector detracted from relative returns, as the Portfolio’s holdings underperformed the benchmark. Underweight exposure to, and security selection in, the industrials sector detracted from relative returns, as the sector outperformed the benchmark, and the Portfolio’s holdings underperformed the benchmark. Overweight exposure to the consumer staples sector detracted from relative returns, as the sector underperformed the benchmark. The Portfolio’s

SA PIMCO RAE International Value Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	8.21%	8.10%	7.99%
5-year	3.22%	3.08%	2.96%
10-year	1.87%	1.72%	1.62%
Since Inception	4.18%	5.00%	5.35%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

underweight exposure to, and security selection in, the materials sector contributed to relative returns, as the sector underperformed the benchmark, and the Portfolio’s holdings outperformed the benchmark. Security selection in the utilities and financials sectors contributed to relative returns, as the Portfolio’s holdings outperformed the benchmark.

Security selection in Switzerland and Japan detracted from relative returns, as the Portfolio’s holdings underperformed the benchmark. Underweight exposure to, and security selection in Italy detracted from relative returns, as the country outperformed the benchmark, and the Portfolio’s holdings underperformed the benchmark. The Portfolio’s underweight exposure to, and security selection in, the United Kingdom and Australia contributed to relative returns, as the countries underperformed the benchmark, and the Portfolio’s holdings outperformed the benchmark. Overweight exposure to Spain contributed to relative returns, as the country outperformed the benchmark.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

558

Pacific Investment Management Company LLC (“PIMCO”)

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA PIMCO VCP Tactical Balanced Portfolio — Class 3

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]

The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 21 developed markets countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

[5]	The Blended Index is comprised of 40% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net) and 5% Russell 2000® Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA PIMCO VCP Tactical Balanced Portfolio — Class 3 returned 6.99% for the period ended January 31, 2024, compared to 20.82% for the S&P 500® Index, 2.10% for the Bloomberg U.S. Aggregate Bond Index, 10.01% for the MSCI EAFE

SA PIMCO VCP Tactical Balanced Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	7.23%	6.99%
5-year	4.46%	4.19%
10-year	N/A	4.46%
Since Inception	4.87%	4.79%
*	Inception date for Class 1: 9/26/16; Class 3: 5/1/13

Index (net), 2.40% for the Russell 2000® Index, and a 10.65% return for the blended benchmark consisting of 40% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE (net) Index, 5% Russell 2000 Index.

The CBOE Volatility Index (VIX) experienced spikes during the period. Despite spikes in market volatility, the market remained resilient, and the S&P 500® Index ended higher. In response to spikes in volatility, the Portfolio dynamically adjusted its equity exposure. The Portfolio’s dynamic equity allocation, obtained via equity futures contracts, detracted from relative performance. Additionally, downside risk mitigation strategies, obtained via S&P 500® Index put options, also detracted from relative performance.

Within the fixed income component of the Portfolio, U.S. interest rate strategies contributed to performance. The underweight positioning in the 10-year and 30-year portions of the curve as rates rose contributed to relative performance. An overweight to the 15-year and 20-year segments of the U.S. curve partially offset these gains as the U.S. curve shifted higher. Outside the U.S., the Portfolio’s exposure to Australian 10-year bonds contributed to performance as this portion of the Australian curve sharply rallied from November 2023 to January 2024. An out of benchmark long position to the Japanese yen detracted from performance as the yen depreciated versus the U.S. dollar. Within spread sectors, coupon selection within agency mortgage-backed securities contributed to performance as higher coupons outperformed lower coupons. Additionally, modest long exposure to non-agency mortgage-backed securities contributed as non-agency mortgage-backed securities outperformed similar duration Treasuries.

Derivatives were instrumental in obtaining specific exposures and hedging certain Portfolio positions. Equity futures contributed to absolute performance and detracted from relative performance. Equity options detracted from absolute and relative performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

559

PineBridge Investments, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES

SA PineBridge High-Yield Bond Portfolio — Class 1

[1]	The ICE BofA U.S. High Yield Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA PineBridge High-Yield Bond Portfolio — Class 1 shares posted a return of 12.56% for the 12-month period ended January 31, 2024, compared to a 9.21% return for the ICE BofA U.S. High Yield Index.

Credit spreads, as measured by the option-adjusted spread (OAS) of the ICE BofA U.S. High Yield Index, tightened 71 basis points during the fiscal year, ending at 359 basis points, with spreads trading as tight as 332 basis points and as wide as 522 basis points during the year. U.S. Treasury rates traded higher during most of the period, before rallying significantly in November and December. Ultimately, 5- and 10-year Treasury yields traded 22 basis points and 41 basis points higher, respectively.

Security selection was the most significant driver of relative performance during the year with sector selection having a smaller contributing impact. Security selection contributed across the majority of sectors during the year. Most notably, selection among energy, consumer cyclical, communications, capital goods, and information technology names contributed to Portfolio performance.

Within the energy sector, the Portfolio benefitted from holding equity shares of an oil field services company, received as part of its restructuring. These contributions more than offset the detracting impact from basic industrial and brokerage holdings.

SA PineBridge High-Yield Bond Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	12.56%	12.36%	12.35%
5-year	5.72%	5.58%	5.48%
10-year	5.16%	4.99%	4.90%
Since Inception	6.17%	6.47%	7.58%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

From a sector selection standpoint, an underweight allocation to the communications sector and overweight allocations to the finance company, brokerage, and energy sectors contributed to performance, while underweight allocations to the consumer cyclical and other industrial sectors, an overweight allocation to the electric utilities sector, and the impact from the cash drag weighed on Portfolio performance. While not typically a driver of relative performance, yield curve positioning was a small detractor from performance during the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

560

Putnam Investment Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Putnam International Growth and Income Portfolio — Class 1

[1]

The MSCI EAFE Value Index (net) is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Putnam International Growth and Income Portfolio — Class 1 shares posted a return of 8.68% for the 12-month period ended January 31, 2024, compared to a 10.35% return for the MSCI EAFE Value Index (net).

Both international and domestic markets posted gains for the period. Domestic markets were strongest, non-U.S. equities posted solid gains for the period, and international value stocks outperformed international growth stocks slightly.

On a sector level, performance was negatively impacted by an overweight to the consumer staples sector and a small underweight to the information technology sector. Stock selection had an overall negative impact due to weakness in the consumer discretionary, materials and financials sectors, while stock selection within the information technology and consumer staples sectors provided a modest positive offset. Relative performance benefited from an overweight to the industrials sector and underweights to the materials and real estate sectors.

SA Putnam International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 2*	Class 3*
1-year	8.68%	8.45%	8.44%
5-year	8.33%	8.17%	8.07%
10-year	4.35%	4.19%	4.10%
Since Inception	4.51%	4.31%	6.00%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

On a country level, the Portfolio’s relative overweight to the United Kingdom and lack of exposure to Italy, a strong benchmark performer during the period, detracted from results. The Portfolio’s underweights to Hong Kong and Finland, as well as an overweight to Ireland contributed to relative performance. Security selection in Canada, France and the United Kingdom hurt results, while security selection in Switzerland, Japan and Germany contributed to relative performance.

Among the top relative detractors were the Portfolio’s overweight positions in Prudential Financial, Inc., Anglo American and Alstom, as well as off-benchmark positions in JD Sports Fashion and LANXESS AG. Not holding Toyota Motor Corporation also proved unfavorable. Top relative contributors during the period included the Portfolio’s overweight positions in Mitsubishi Corp., Sumitomo Mitsui Financial Group, Inc., CRH, Itochu, and UBS Group. An off-benchmark position in Renesas Electronics Corp. also had a positive impact.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

561

Schroders Investment Management North America, Inc.

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Schroders VCP Global Allocation Portfolio — Class 3

[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Bloomberg U.S. Corporate Index measures investment grade, fixed–rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

[3]	The Blended Index consists 60% MSCI World Index (net) and 40% Bloomberg U.S. Corporate Bond Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Schroders VCP Global Allocation Portfolio — Class 3 shares posted a return of 10.09% for the 12-month period ended January 31, 2024, compared to 16.99% for the MSCI World Index (net) and 4.16% for the Bloomberg U.S. Corporate Bond Index. The blended benchmark of 60% MSCI World Index (net) / 40% Bloomberg U.S. Corporate Bond Index returned 11.76%.

In the face of predictions for a continuation of the 2022 bear market and looming recession, markets rallied in 2023. Despite the challenges posed by higher rates and the Federal Reserve’s quantitative tightening program, the economy received a boost from various fiscal and liquidity measures.

The Portfolio’s underperformance was driven by equity asset allocation. Negative equity asset allocation arose from an underweight to emerging markets equities in the

SA Schroders VCP Global Allocation Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	10.40%	10.09%
5-year	4.09%	3.82%
10-year	N/A	N/A
Since Inception	4.12%	4.59%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.

fourth quarter, asset allocation to North American equities, particularly in the first quarter, and an overweight to U.K. equities. Equity security selection was marginally positive over the period driven primarily from emerging markets. Overall, fixed income asset allocation was additive to performance. Underlying security selection within investment grade credit was supportive.

The volatility mechanism was active at the start of the period but came off in July. The synthetic de-risking detracted from the one year return. The realized volatility of the daily returns of the investment strategy started the one year period exceeding 10%. The realized volatility came below 10% in May and remained below the remainder of the period. The gap protection strategy detracted from overall performance.

Derivatives are used in the Portfolio to hedge certain positions and to obtain specific exposures. During the period, the Portfolio made use of futures, options and forwards. In aggregate, the use of equity futures, options, and FX forwards contributed. In isolation, equity futures added to performance, while options and FX Forwards detracted from performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

562

SunAmerica Asset Management, LLC

COMPARISONS: PORTFOLIOS VS. INDEXES

SA Small Cap Index Portfolio — Class 1

[1]	The Russell 2000 Index represents measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Small Cap Index Portfolio - Class 1 shares posted a return of 1.71% for the 12-month period ended January 31, 2024, compared to a 2.40% return for the Russell 2000® Index.

The Portfolio is passively managed to match the Russell 2000® Index before expenses.

The market environment for the period was particularly strong as most domestic stock indices posted positive returns. The market was up overall, with the Russell 1000® Index, Russell Midcap® Index, and S&P 500® Index gaining 20.23%, 6.70%, and 20.82%, respectively.

Examples of top-contributing holdings during the period included Super Micro Computer, Inc., ImmunoGen, Inc., e.l.f. Beauty, Inc., and Onto Innovation, Inc.

At the other end of the spectrum, Fox Factory Holding Corp., Bloom Energy Corp., Class A, Revance Therapeutics, Inc., Halozyme Therapeutics, Inc., and Shoals Technologies Group, Inc., Class A detracted the most from performance.

The Portfolio utilizes index futures to equitize cash and to provide returns similar to that of the benchmark. The use of index futures detracted from performance over the period.

SA Small Cap Index Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	1.71%	1.42%
5-year	6.20%	5.95%
10-year	N/A	N/A
Since Inception	6.24%	5.98%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

563

T. Rowe Price Associates, Inc.

COMPARISONS: PORTFOLIOS VS. INDEXES

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000® Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 developed markets countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]	The Blended Index is comprised of 58% S&P 500® Index, 3% S&P MidCap 400® Index, 3% Russell 2000® Index, 16% MSCI EAFE Index (net) and 20% Bloomberg U.S. Government /Credit Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA T. Rowe Price Asset Allocation Growth Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	13.54%	13.22%
5-year	9.35%	9.08%
10-year	N/A	N/A
Since Inception	8.06%	7.79%
*	Inception date for Class 1; 10/6/17, Class 3; 10/6/17

The SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3 shares posted a return of 13.22% for the 12-month period ended January 31, 2024, compared to 20.82% for the S&P 500® Index, 4.78% for the S&P MidCap 400® Index, 2.40% for the Russell 2000® Index, 10.01% for the MSCI EAFE Index (net), and 2.39% for the Bloomberg U.S. Government/Credit Index. The blended benchmark of 58% S&P 500® Index / 3% S&P MidCap 400® Index / 3% Russell 2000® Index / 16% MSCI EAFE Index (net) / 20% Bloomberg U.S. Government/Credit Index returned 14.24%.

Within security selection, holdings in U.S. dividend growth equities and large cap value equities detracted from performance. Selection within international equities also modestly detracted. Holdings in large cap growth equities and U.S. core equities contributed positively. An out-of-benchmark allocation to long-dated U.S. Treasuries detracted over the year. Tactical allocation decisions had a slight positive impact on the Portfolio’s performance, driven largely by an underweight to fixed income. However, a tactical overweight to small and mid cap equities relative to large cap equities modestly weighed on performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

564

T. Rowe Price Associates, Inc.

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA T. Rowe Price VCP Balanced Portfolio — Class 3

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]

The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 21 developed markets countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]	The Blended Index consists 35% Bloomberg U.S. Aggregate Bond Index , 19.5% MSCI EAFE Index (net) and 45.5% S&P 500® Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA T. Rowe Price VCP Balanced Portfolio — Class 3 shares posted a return of 11.63% for the 12-month period ended January 31, 2024, compared to 20.82% for the S&P 500® Index, 10.01% for the MSCI EAFE Index (net), and 2.10% for the Bloomberg U.S. Aggregate Bond Index. The blended benchmark of 45.5% S&P 500® Index / 19.5% MSCI EAFE Index (net) / 35% Bloomberg U.S. Aggregate Bond Index returned 11.98%.

SA T. Rowe Price VCP Balanced Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	11.93%	11.63%
5-year	6.18%	5.91%
10-year	N/A	N/A
Since Inception	6.60%	6.66%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.

The performance of the underlying portfolio was driven predominantly by positive security selection within the underlying strategies, tactical allocation decisions also contributed, partially offset by negative performance attributed to the Portfolio’s strategic allocations. The positive impact from security selection was led by selection in U.S. large cap growth and U.S. large cap core equities, while U.S. large cap value and international equities detracted. The positive impact from tactical decisions was driven by an underweight allocation to fixed income over the period. An out-of-benchmark allocation to real assets equities detracted from performance as the allocation lagged relative to broader equity markets. An out-of-benchmark allocation to high yield bonds contributed to performance as high yield outperformed investment grade fixed income.

The Portfolio normally invests approximately 65% of its assets in equities, and net equity exposure remained above that level for much of the year. Volatility management benefited performance due to the Portfolio’s net overweight to equities in the second half of the period during which equity markets had strong performance. The overlay component uses equity index and fixed income futures as principal tools to adjust the Portfolio’s net equity exposure and S&P 500® Index put options to protect against equity market drawdowns. The use of equity futures and fixed income futures in aggregate contributed positively to performance, while the use of put options detracted from performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

565

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

COMPARISONS: PORTFOLIOS VS. INDEXES

SA VCP Dynamic Allocation Portfolio — Class 3

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA VCP Dynamic Allocation Portfolio — Class 3 shares returned 9.01% during the 12-month period ended January 31, 2024, compared to the 20.82% return for the S&P 500® Index, 2.10% for the Bloomberg U.S. Aggregate Bond Index, and a 13.07% return for the blended benchmark of 60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Bond Index.

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the period, the overall Portfolio underperformed the blended benchmark of 60% S&P 500® Index/ 40% Bloomberg U.S. Aggregate Bond Index due to underperformance of the Fund-of-Fund component as well as the Overlay component.

For the Fund-of-Funds component, the leading detractor from returns came from out-of-benchmark exposures to international, small and mid cap equities, as well as real

SA VCP Dynamic Allocation Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	9.25%	9.01%
5-year	6.21%	5.93%
10-year	N/A	5.24%
Since Inception	6.67%	6.09%
*	Inception date for Class 1: 9/26/16; Class 3: 1/23/12.

estate, as these segments of the market underperformed the equity benchmark component. Within the equity portion of the Fund-of-Funds component, manager contribution hampered performance as underlying equity managers, in aggregate, underperformed their respective benchmarks. However, allocations to underlying growth-oriented portfolios benefited returns, as growth outperformed value during the period. Within the fixed income portion of the Fund-of-Funds component, returns outperformed the Bloomberg U.S. Aggregate Bond Index. Exposure to underlying high yield, corporate and ultra-short bond portfolios contributed positively to returns. Manager contribution also benefited returns as underlying fixed income managers, in aggregate, outperformed their respective benchmarks.

The Overlay component includes S&P 500® Index futures and options to manage net equity exposure. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60% to 65% over the long term. The Portfolio’s returns were hurt due to the Overlay component during the period. In isolation, equity futures contributed to absolute returns, while equity options detracted from absolute returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

566

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

COMPARISONS: PORTFOLIOS VS. INDEXES — (continued)

SA VCP Dynamic Strategy Portfolio — Class 3

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA VCP Dynamic Strategy Portfolio — Class 3 shares returned 7.81% during the 12-month period ended January 31, 2024, compared to the 20.82% return for the S&P 500® Index, 2.10% for the Bloomberg U.S. Aggregate Bond Index, and a 13.07% return for the blended benchmark of 60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Bond Index.

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the period, the overall Portfolio underperformed the blended benchmark of 60% S&P 500® Index/ 40% Bloomberg U.S. Aggregate Bond Index due to underperformance of the Fund-of-Fund component as well as the Overlay component.

The leading detractor from returns came from out-of-benchmark exposures to international, small- and mid-cap equities, as well as real estate, as these segments of

SA VCP Dynamic Strategy Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	8.16%	7.81%
5-year	6.03%	5.75%
10-year	N/A	4.99%
Since Inception	6.38%	5.99%
*	for Class 1: 9/26/16; Class 3: 7/16/12.

the market underperformed the equity benchmark component. Within the equity portion of the Fund-of-Funds component, manager contribution hampered performance as underlying equity managers, in aggregate, underperformed their respective benchmarks.

For the Fund of Funds component, allocations to underlying value-oriented portfolios further hampered returns, as value underperformed growth during the period. Within the fixed income portion of the Fund-of-Funds component, returns outperformed the Bloomberg U.S. Aggregate Bond Index. Exposure to underlying high yield, corporate and ultra-short bond portfolios contributed positively to returns. Manager contribution also benefited returns as underlying fixed income managers, in aggregate, outperformed their respective benchmarks.

The Overlay component includes S&P 500® Index futures and options to manage net equity exposure. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60% to 65% over the long term. The Portfolio’s returns were hurt due to the Overlay component during the period. In isolation, equity futures contributed to absolute returns, while equity options detracted from absolute returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

567

SunAmerica Asset Management, LLC

T. Rowe Price Associates, Inc.

COMPARISONS: PORTFOLIOS VS. INDEXES

SA VCP Index Allocation Portfolio — Class 3

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000® Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 developed markets countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/Credit Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/Credit Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The Blended Index is comprised of 45% S&P 500® Index, 7.5% S&P MidCap 400® Index, 5% Russell 2000® Index, 12.5% MSCI EAFE Index (net), 15% Bloomberg U.S. Government/Credit Index and 15% Bloomberg U.S. Intermediate Government/Credit Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA VCP Index Allocation Portfolio
Average Annual Total Returns as of 1/31/24
	Class 1*	Class 3*
1-year	11.13%	10.95%
5-year	6.81%	6.55%
10-year	N/A	N/A
Since Inception	5.81%	5.55%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.

The SA VCP Index Allocation Portfolio — Class 3 shares returned 10.95% during the 12-month period ended January 31, 2024, compared to a 20.82% return for the S&P 500® Index, a 4.78% for the S&P MidCap 400® Index, a 2.40% for the Russell 2000® Index, 10.01% for the MSCI EAFE Index (net), a 2.39% for the Bloomberg U.S. Government/Credit Index, a 3.53% for the Bloomberg U.S. Intermediate Government/Credit Index and a 11.92% return for the blended benchmark consisting of 45% S&P 500® Index, 7.5% S&P MidCap 400® Index, 5% Russell 2000® Index, 12.5% MSCI EAFE Index (net), 15% Bloomberg U.S. Government/Credit Index, 15% Bloomberg U.S. Intermediate Government/Credit Index.

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying index portfolios from the SunAmerica Series Trust and an Overlay component which invests in equity index and fixed income futures, currency forwards, and equity index put options. For the fiscal period, the overall Portfolio underperformed the blended benchmark primarily due to the underperformance of the Fund-of-Funds component.

The Fund-of-Funds component invests in equity and fixed income index portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.

The Fund-of-Funds component trailed the blended benchmark. Underlying index portfolios trailed their benchmarks in aggregate after fees, notably in international and domestic large cap equities. Allocation decisions within the broad equity and fixed income asset classes also hampered results.

The Portfolio’s equity positioning due to the Overlay component added to results during the period. The Overlay component uses equity index and fixed income futures as principal tools to adjust the Portfolio’s net equity exposure and S&P 500® Index put options to protect against equity market drawdowns. Over the period, the use of equity index futures and fixed income futures in aggregate contributed positively to results, while the use of put options detracted from performance. The Portfolio’s neutral allocation to equities is 70%, with a range of approximately 20% to 100% based on forecasted volatility levels. The Portfolio’s overweight to equities during the second half of the period benefited results as equity markets performed strongly.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

568

SunAmerica Series Trust

SUMMARY PROSPECTUS SUPPLEMENT — January 31, 2024 (unaudited)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust

SA DFA Ultra Short Bond Portfolio

(the “Portfolio”)

Supplement dated December 11, 2023 to the Portfolio’s

Summary Prospectus and Prospectus, each dated May 1, 2023

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on December 6, 2023, the Board of Trustees (the “Board”) of SunAmerica Series Trust approved the termination of Dimensional Fund Advisors LP (“DFA”) as the subadviser to the Portfolio and approved the appointment of J.P. Morgan Investment Management Inc. (“JPMorgan”) as the subadviser to the Portfolio. The Board also approved a change in the Portfolio’s name to the “SA JPMorgan Ultra-Short Bond Portfolio” along with certain changes to the Portfolio’s principal investment strategies, including changes to its 80% investment policy. In addition, Portfolio management has determined to change the Portfolio’s benchmark index against which the Portfolio compares its performance from the ICE BofA ML 6-Month US Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index as the Portfolio’s primary index and ICE BofA ML 3-Month US Treasury Bill Index as the Portfolio’s secondary index. The Portfolio intends to file an amendment to its registration statement with the Securities and Exchange Commission (“SEC”) reflecting the changes to the Portfolio’s name, subadviser, principal investment strategies and techniques, benchmark index and corresponding changes to the Portfolio’s risks. This filing will be subject to review by the SEC and is expected to become effective on or about April 29, 2024 (the “Effective Date”).

On the Effective Date, the following changes to the Summary Prospectus and Prospectus are made:

All references to “SA DFA Ultra Short Bond Portfolio” are replaced with “SA JPMorgan Ultra-Short Bond Portfolio.”

The disclosure in the section of the Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and the section of the Prospectus entitled “Portfolio Summary: SA DFA Ultra Short Bond Portfolio – Principal Investment Strategies of the Portfolio” is deleted in its entirety and replaced with the following:

The Portfolio’s investment goal is current income consistent with liquidity and preservation of capital. The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar denominated short-term fixed, variable and floating rate debt. The Portfolio invests primarily in corporate securities, asset-backed securities, mortgage-backed and mortgage-related securities, and high-quality money market instruments such as commercial paper and certificates of deposit. The Portfolio may also invest in U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (STRIPS)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, securities issued or guaranteed by foreign governments, repurchase agreements, when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities and privately placed securities. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities.

Under normal circumstances, the Portfolio maintains a duration of one year or less from the date of settlement, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Portfolio’s duration may be longer than one year. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “one” means that a security’s or portfolio’s price would be expected to decrease by approximately 1% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

The Portfolio may invest a significant portion of its assets in mortgage-related and mortgage-backed, as well as restricted securities, at the subadviser’s discretion. The asset-backed securities in which the Portfolio may invest include “sub-prime” securities and collateralized loan obligations (CLOs). The Portfolio may invest in securities of any credit quality, but will invest primarily in investment grade securities.

The Portfolio may use futures contracts in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes and/or to seek to increase income or gain to the Portfolio.

The subadviser allocates the Portfolio’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Portfolio, the subadviser looks for market sectors and individual securities that it believes will perform well over time. The subadviser selects individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the transaction. As part of its security selection strategy, the subadviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Portfolio may invest. The subadviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.

The principal investment strategies and principal investment techniques of the Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

In the section of the Summary Prospectus entitled “Principal Risks of Investing in the Portfolio” and the section of the Prospectus entitled “Portfolio Summary: SA DFA Ultra Short Bond Portfolio –Principal Risks of Investing in the Portfolio,” the risk factors entitled “Hedging Risk” and “Illiquidity Risk” are deleted in their entirety and new risk factors entitled “Floating Rate Securities Risk,” “Mortgage- and Asset-Backed Securities Risk,” “Privately Placed Securities Risk,” and “Zero Coupon Bond Risk” are added.

569

SunAmerica Series Trust

SUMMARY PROSPECTUS SUPPLEMENT — January 31, 2024 (unaudited) — (continued)

Once the changes to the Portfolio’s subadviser, name, investment strategies and techniques, benchmark index and risks become effective, an updated prospectus reflecting these changes will be made available to shareholders of the Portfolio. The updated prospectus will include additional information about the changes to the Portfolio’s principal investment strategies and techniques, benchmark index and risks. Please read the prospectus carefully.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

570

SunAmerica Series Trust

SUMMARY PROSPECTUS SUPPLEMENT — January 31, 2024 (unaudited) — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust

SA Goldman Sachs Global Bond Portfolio

(the “Portfolio”)

Supplement dated December 11, 2023 to the Portfolio’s

Summary Prospectus and Prospectus, each dated May 1, 2023

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on December 6, 2023, the Board of Trustees (the “Board”) of SunAmerica Series Trust approved the termination of Goldman Sachs Asset Management International (“Goldman”) as the subadviser to the Portfolio and approved the appointment of Pacific Investment Management Company, LLC (“PIMCO”) as the subadviser to the Portfolio. The Board also approved a change in the Portfolio’s name to the “SA PIMCO Global Bond Opportunities Portfolio” along with certain changes to the Portfolio’s objective and principal investment strategies, including changes to its 80% investment policy. In addition, Portfolio management has determined to change the Portfolio’s benchmark index against which the Portfolio compares its performance from the J.P. Morgan Global Government Bond Index (un-hedged) to the Bloomberg Global Aggregate Index as the Portfolio’s primary index and the Bloomberg Global Aggregate (USD-Hedged) Index as the Portfolio’s secondary index.

At the meeting, the Board also approved an Advisory Fee Waiver Agreement between SunAmerica and the Trust, on behalf of the Portfolio, which will become effective on the Effective Date. Under the Advisory Fee Waiver Agreement, SunAmerica has contractually agreed to waive a portion of its advisory fee through April 30, 2025, so that the fee payable by the Portfolio to SunAmerica equals 0.73% on the first $50 million, 0.63% on the next $100 million, 0.58% on the next $100 million and 0.53% over $250 million.

The Portfolio intends to file an amendment to its registration statement with the Securities and Exchange Commission (“SEC”) reflecting the changes to the Portfolio’s name, subadviser, objective, principal investment strategies and techniques, benchmark index and corresponding changes to the Portfolio’s risks. This filing will be subject to review by the SEC and is expected to become effective on or about April 29, 2024 (the “Effective Date”).

On the Effective Date, the following changes to the Summary Prospectus and Prospectus are made:

All references to “SA Goldman Sachs Global Bond Portfolio” are replaced with “SA PIMCO Global Bond Opportunities Portfolio.”

The disclosure in the section of the Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and the section of the Prospectus entitled “Portfolio Summary: SA Goldman Sachs Global Bond Portfolio – Principal Investment Strategies of the Portfolio” is deleted in its entirety and replaced with the following:

The Portfolio’s investment goal is to seek to maximum total return, consistent with preservation of capital. The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in Fixed Income Instruments and related forwards or derivatives such as options, futures contracts or swap agreements, with similar economic and risk characteristics. “Fixed Income Instruments” include: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; obligations of international agencies or supranational entities; and derivatives on Fixed Income Instruments.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”). The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Portfolio will invest in securities that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. Securities may be denominated in major foreign currencies or the U.S. dollar. The Portfolio will normally hedge its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) but may tactically seek foreign currency exposure up to 20% of its total assets.

The average portfolio duration normally varies between two and eight years. The Portfolio may also invest up to 10% of its total assets in preferred securities. The subadviser may engage in frequent and active trading of portfolio securities.

The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.

The principal investment strategies and principal investment techniques of the Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

In the section of the Summary Prospectus entitled “Principal Risks of Investing in the Portfolio” and the section of the Prospectus entitled “Portfolio Summary: SA Goldman Sachs Global Bond Portfolio – Principal Risks of Investing in the Portfolio,” the risk factors entitled “U.S. Government Obligations Risk,” “Inverse Floaters Risk” and “Country Focus Risk” are deleted in their entirety. Additionally, the following new principal risk factors are added: “Short Sales Risk,” “Junk Bonds Risk,” “Derivatives Risk,” “Hedging Risk,” “When-Issued and Delayed Delivery Transactions Risk,” “Preferred Securities Risk” and “Leverage Risk” are added.

571

SunAmerica Series Trust

SUMMARY PROSPECTUS SUPPLEMENT — January 31, 2024 (unaudited) — (continued)

Once the changes to the Portfolio’s subadviser, name, objective, investment strategies and techniques, benchmark index and risks become effective, an updated prospectus reflecting these changes will be made available to shareholders of the Portfolio. The updated prospectus will include additional information about the changes to the Portfolio’s principal investment strategies and techniques, benchmark index and risks. Please read the prospectus carefully.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

572

SunAmerica Series Trust

SUMMARY PROSPECTUS SUPPLEMENT — January 31, 2024 (unaudited) — (continued)

Filed under Rule 497(e)

Registration No. 33-52742

SunAmerica Series Trust

SA JPMorgan Large Cap Core Portfolio

(the “Portfolio”)

Supplement dated December 27, 2023 to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated July 5, 2023, as supplemented and amended to date

This supplement supersedes and replaces the December 21, 2023 supplement to the Portfolio’s Summary Prospectus, Prospectus and SAI

Mr. David Small, formerly a portfolio manager of the Portfolio with J.P. Morgan Investment Management Inc., is no longer involved in regular day-to-day management of the Portfolio. Accordingly, references to Mr. Small are hereby removed from the Portfolio’s Summary Prospectus, Prospectus and SAI.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus or SAI, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-LCC1 (12/23)

573

SunAmerica Series Trust

SUMMARY PROSPECTUS SUPPLEMENT — January 31, 2024 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA Small Cap Index Portfolio

(the “Portfolio”)

Supplement dated October 24, 2023, to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information, each dated May 1, 2023, as supplemented and amended to date

At a meeting held on October 12, 2023, the Board of Trustees of SunAmerica Series Trust (the “Trust”) approved an advisory fee waiver agreement (the “Fee Waiver Agreement”) and an expense limitation agreement (the “Expense Limitation Agreement”), each between SunAmerica Asset Management, LLC (“SunAmerica”) and the Trust, on behalf of the Portfolio. Each of the Fee Waiver Agreement and the Expense Limitation Agreement will be effective on November 1, 2023.

Pursuant to the Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee with respect to the Portfolio so that the net advisory fee rate payable by the Portfolio to SunAmerica under the Investment Advisory and Management Agreement with the Trust is equal to 0.31% of the Portfolio’s average daily net assets on the first $2 billion and 0.26% of the Portfolio’s average daily net assets over $2 billion. The Fee Waiver Agreement will continue in effect through April 30, 2025. In addition, the Fee Waiver Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio.

Pursuant to the Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary so that the total annual portfolio operating expenses for the Portfolio do not exceed 0.41% of its average daily net assets for Class 1 shares and 0.66% of its average daily net assets for Class 3 shares. The Expense Limitation Agreement will continue in effect through April 30, 2025. In addition, the Expense Limitation Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-SCI1 (10/23)

574

SunAmerica Series Trust

SUMMARY PROSPECTUS SUPPLEMENT — January 31, 2024 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA T. Rowe Price VCP Balanced Portfolio

(the “Portfolio”)

Supplement dated December 11, 2023 to the Portfolio’s Summary Prospectus and Prospectus, each dated May 1, 2023, as supplemented and amended to date

At a meeting held on December 6, 2023, the Board of Trustees of SunAmerica Series Trust (the “Board”) approved a sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between T. Rowe Price Associates, Inc. (“T. Rowe Price”), the Portfolio’s subadviser, and T. Rowe Price Australia Limited (“TRP Australia”), which will become effective on January 1, 2024 (the “Effective Date”).

The Board has the authority, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record as of the close of business on the Effective Date will receive a notice that explains how to access an Information Statement, which will include more information about TRP Australia and the Sub-Subadvisory Agreement.

On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:

The second paragraph of the subsection of the Summary Prospectus entitled “Investment Adviser” and of the subsection of the Prospectus entitled “Portfolio Summary: SA T. Rowe Price VCP Balanced Portfolio – Investment Adviser” is deleted in its entirety and replaced with the following:

The Portfolio is subadvised by T. Rowe Price Associates, Inc. and sub-subadvised by T. Rowe Price Investment Management, Inc. and T. Rowe Price Australia Limited.

On the Effective Date, the following change to the Prospectus will become effective:

The following paragraph is added to the subsection entitled “Management – Information about the Subadvisers”:

T. Rowe Price Australia Limited (TRP Australia) is located at Level 28, Governor Phillip Tower, 1 Farrer Place, Sydney NSW 2000, Australia. TRP Australia is an Australian public company limited by shares organized and existing under the laws of Australia. TRP Australia is a wholly owned subsidiary of T. Rowe Price International Ltd, which itself is a wholly owned subsidiary of T. Rowe Price.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

575

Sunamerica Series Trust

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

576

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411AR.20 (3/24)

(b)	Not applicable.

Item 2. Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended January 31, 2024, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Financial Officers (the “Covered Officers”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Tracey C. Doi, Jane Jelenko and Charles H. Self III each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Ms. Doi, Ms. Jelenko and Mr. Self III are considered “independent” purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

Aggregate fees related to the fifty-three series referred to in Item 1 that were billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2023	2024
(a) Audit Fees	$2,109,213	$2,214,675
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$499,187	$523,499
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees related to the fifty-three series referred to in Item 1 that were billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2023	2024
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$316,605	$376,167

(e)

(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2023 and 2024 were $815,792 and $1,219,666 respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 1 to the form

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 14. Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2)  Not applicable.

(3)  Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
Principal Executive Officer

Date: April 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
Principal Executive Officer

Date: April 9, 2024

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Principal Financial Officer

Date: April 9, 2024